UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1. Schedule of Investments
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.1%

AFFILIATED MUTUAL FUNDS — 60.8%
AST BlackRock Value Portfolio*	12,064,476	$111,475,763
AST Cohen & Steers Realty Portfolio	49,797,831	324,681,857
AST Federated Aggressive Growth Portfolio	345,020	3,281,143
AST Global Real Estate Portfolio	39,482,691	328,101,166
AST Goldman Sachs Concentrated Growth Portfolio	3,623,928	102,738,356
AST Goldman Sachs Mid-Cap Growth Portfolio*	16,626,530	95,768,813
AST Goldman Sachs Small-Cap Value Portfolio	3,684,791	41,306,503
AST High Yield Portfolio	52,556,444	404,684,619
AST International Growth Portfolio	37,332,084	436,038,738
AST International Value Portfolio	31,130,224	509,290,473
AST Jennison Large-Cap Growth Portfolio	6,551,449	82,613,768
AST Jennison Large-Cap Value Portfolio	5,801,456	73,794,524
AST Large-Cap Value Portfolio	13,263,674	183,303,973
AST Marsico Capital Growth Portfolio	5,137,186	104,695,858
AST MFS Growth Portfolio	6,161,711	61,925,196
AST Mid-Cap Value Portfolio	9,453,353	121,948,260
AST Money Market Portfolio	125,882	125,882
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,339,633	98,770,045
AST Parametric Emerging Markets Equity Portfolio	53,548,536	532,807,929
AST PIMCO Limited Maturity Bond Porfolio	64,605	686,104
AST PIMCO Total Return Bond Portfolio	22,642,437	278,275,554
AST QMA US Equity Alpha Portfolio	17,991,115	217,332,666
AST Small-Cap Growth Portfolio	194,043	4,272,825
AST Small-Cap Value Portfolio	8,556,099	124,234,558
AST T. Rowe Price Large-Cap Growth Portfolio*	4,721,257	62,037,321
AST T. Rowe Price Natural Resources Portfolio	2,353,600	58,486,964
AST Western Asset Core Plus Bond Portfolio	11,279,772	119,678,378
Prudential Jennison Market Neutral Fund* (Class Z Shares)	280,843	2,746,640

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,653,366,370)(w)		4,485,103,876

COMMON STOCKS — 7.2%

Advertising
China Century Dragon Media, Inc.*(g)	15,222	73,066
Valuevision Media, Inc., (Class A Stock)*	400	2,544

		75,610

Aerospace & Defense
Alliant Techsystems, Inc.	2,500	176,675
BE Aerospace, Inc.*	1,100	39,083
Cubic Corp.	5,000	287,500
Curtiss-Wright Corp. (Class B Stock)	800	28,112
General Dynamics Corp.	4,300	329,208
HEICO Corp. (Class A Stock)	19,329	869,418
ITT Corp.	5,000	300,250
Kratos Defense & Security Solutions, Inc.*	11,781	167,762
LMI Aerospace, Inc.*	1,100	22,231
Raytheon Co.	6,400	325,568

		2,545,807

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	7,000	59,150
Atlas Air Worldwide Holdings, Inc.*	900	62,748
C.H. Robinson Worldwide, Inc.(a)	76,727	5,687,772
FedEx Corp.	2,400	224,520
United Parcel Service, Inc. (Class B Stock)	67,977	5,052,051

		11,086,241

Airlines
AirTran Holdings, Inc.*	99,984	744,881
Alaska Air Group, Inc.*	3,200	202,944
Delta Air Lines, Inc.*	30,500	298,900

		1,246,725

Auto Components
Autoliv, Inc.	6,100	452,803
Dana Holding Corp.*	6,100	106,079
Dorman Products, Inc.*	400	16,836
Exide Technologies*	5,200	58,136
Federal-Mogul Corp.*	1,700	42,330
Goodyear Tire & Rubber Co. (The)*	1,800	91,944
Superior Industries International, Inc.	9,600	246,144
TRW Automotive Holdings Corp.*	10,100	556,308

		1,570,580

Automobile Manufacturers
Kandi Technologies Corp.*	41,790	128,295

Automobiles
Harley-Davidson, Inc.	5,600	237,944
Thor Industries, Inc.	4,500	150,165

		388,109

Beverages
Dr. Pepper Snapple Group, Inc.	3,200	118,912
SkyPeople Fruit Juice, Inc.*	12,287	54,186

		173,098

Biotechnology — 0.1%
Amgen, Inc.*	600	32,070
Biogen Idec, Inc.*	5,000	366,950
Celgene Corp.*	2,200	126,566
Clinical Data, Inc.*	33,609	1,018,353
Emergent Biosolutions, Inc.*	9,100	219,856
Genzyme Corp.*	18,457	1,405,501
Myriad Genetics, Inc.*	12,200	245,830
Nabi Biopharmaceuticals*	20,300	117,943

Neurocrine Biosciences, Inc.*	24,200	183,678
Opexa Therapeutics, Inc.*	12,120	20,240
Protalix BioTherapeutics, Inc.*	400	2,432
Rosetta Genomics Ltd. (Israel)*(g)	109,099	57,822
RXi Pharmaceuticals Corp.*	27,456	37,889
Sciclone Pharmaceuticals, Inc.*	2,600	10,504
Spectrum Pharmaceuticals, Inc.*	29,400	261,366
United Therapeutics Corp.*	5,300	355,206

		4,462,206

Building Products
Armstrong World Industries, Inc.	11,200	518,224
China Gengsheng Minerals, Inc.*	52,574	160,351
Gibraltar Industries, Inc.*	7,300	87,089
Owens Corning*	9,500	341,905

		1,107,569

Capital Markets
American Capital Ltd.*	9,300	92,070
Ameriprise Financial, Inc.	2,300	140,484
BlackRock, Inc.	2,900	582,929
E*Trade Financial Corp.*	26,200	409,506
LaBranche & Co., Inc.*	27,596	108,452
Lazard Ltd. (Class A Stock) (Bermuda)	3,400	141,372
MCG Capital Corp.	14,900	96,850
Piper Jaffray Cos.*	5,500	227,865
SEI Investments Co.	4,700	112,236
Solar Capital Ltd.	10,300	245,964
SWS Group, Inc.	13,149	79,815
TICC Capital Corp.	18,700	203,269
Waddell & Reed Financial, Inc. (Class A Stock)	2,900	117,769

		2,558,581

Chemicals — 0.1%
Ashland, Inc.	2,300	132,848
Cabot Corp.	5,900	273,111
Celanese Corp. (Class A Stock)	14,300	634,491
CF Industries Holdings, Inc.	4,300	588,197
Chemspec International Ltd., ADR (Cayman Islands)*	1,959	14,438
Fuller (H.B.) Co.	9,100	195,468
LSB Industries, Inc.*	3,900	154,596
Lubrizol Corp. (The)	13,329	1,785,553
Mosaic Co. (The)	5,700	448,875
Nalco Holding Co.	8,400	229,404
Omnova Solutions, Inc.*	4,800	37,776
PolyOne Corp.	10,900	154,889
Solutia, Inc.*	6,800	172,720
TPC Group, Inc.*	14,700	424,389
Westlake Chemical Corp.	1,000	56,200

		5,302,955

Commercial Banks — 0.1%
BancFirst Corp.	600	25,608
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,300	40,158
Bancorp, Inc. (The)*	5,300	48,919
BOK Financial Corp.	3,400	175,712
Cardinal Financial Corp.	12,600	146,916
Center Financial Corp.*	63,279	464,468
CIT Group, Inc.*	2,000	85,100
Citizens & Northern Corp.	1,000	16,810
Community Capital Corp.*	5,486	17,281
Community Trust Bancorp, Inc.	1,200	33,204
Eagle Bancorp, Inc.*	5,200	73,060
East West Bancorp, Inc.	25,100	551,196
Enterprise Financial Services Corp.	2,300	32,361
Fifth Third Bancorp	38,400	532,992
Financial Institutions, Inc.	4,400	77,000
First Bancorp	2,600	34,476
First Citizens BancShares, Inc. (Class A Stock)	900	180,522
First Commonwealth Financial Corp.	31,600	216,460
First Community Bancshares, Inc.	800	11,344
First Interstate Bancsystem, Inc.	9,100	123,760
Fulton Financial Corp.	23,000	255,530
KeyCorp	22,892	203,281
Lakeland Bancorp, Inc.	3,360	34,876
Marshall & Ilsley Corp.	237,250	1,895,627
NBT Bancorp, Inc.	1,700	38,743
Old National Bancorp	1,400	15,008
Pinnacle Financial Partners, Inc.*	3,700	61,198
Republic Bancorp, Inc. (Class A Stock)	500	9,740
State Bancorp, Inc.	3,800	39,482
Sterling Bancshares, Inc.	158,721	1,366,588
Sun Bancorp, Inc.*	835	2,906
U.S. Bancorp	1,800	47,574
Union First Market Bankshares Corp.	2,900	32,625
Univest Corp. of Pennsylvania	1,800	31,896
Washington Trust Bancorp, Inc.	900	21,366
Webster Financial Corp.	1,700	36,431
Wells Fargo & Co.	7,300	231,410
WesBanco, Inc.	1,600	33,136
Whitney Holding Corp.	65,482	891,865
Wilber Corp.	14,552	138,244
Wilmington Trust Corp.	73,375	331,655
Wintrust Financial Corp.*	2,400	140,880

		8,747,408

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	6,100	255,956
Consolidated Graphics, Inc.*	3,800	207,594
Copart, Inc.*	7,400	320,642
Courier Corp.	1,800	25,128
Dollar Thrifty Automotive Group, Inc.*	19,110	1,275,210
Emergency Medical Services Corp. (Class A Stock)*	19,056	1,211,771
GEO Group, Inc. (The)*	173,140	4,439,310
Higher One Holdings, Inc.*	1,500	21,675
IESI-BFC Ltd. (NYSE) (Canada)	182,418	4,627,945
IESI-BFC Ltd. (XTSE) (Canada)	144,900	3,682,657
M&F Worldwide Corp.*	6,300	158,256
RR Donnelley & Sons Co.	16,700	315,964
Rural/Metro Corp.*	15,632	266,369
Schawk, Inc.	3,300	64,152
Sykes Enterprises, Inc.*	15,400	304,458
US Ecology, Inc.	9,500	165,585
Viad Corp.	1,600	38,272

		17,380,944

Communications Equipment
Acme Packet, Inc.*	4,400	312,224
Black Box Corp.	2,000	70,300
EchoStar Corp. (Class A Stock)*	11,500	435,275
F5 Networks, Inc.*	4,000	410,280
Harris Corp.	5,100	252,960
Loral Space & Communications, Inc.*	1,000	77,550
Motorola Solutions, Inc.*	10,318	461,111
Plantronics, Inc.	4,200	153,804
Riverbed Technology, Inc.*	15,200	572,280
Spherix, Inc.*	40,850	17,974

		2,763,758

Computer Services & Software
Novell, Inc.*	180,928	1,072,903

Computers & Peripherals
Electronics for Imaging, Inc.*	13,900	204,469
Hewlett-Packard Co.	1,700	69,649
Lexmark International, Inc. (Class A Stock)*	3,100	114,824
QLogic Corp.*	2,900	53,795
Seagate Technology PLC (Ireland)*	23,500	338,400
Uni-Pixel, Inc.*	4,167	29,752
Unisys Corp.*	7,600	675,716
Western Digital Corp.*	400	14,916

		1,501,521

Conglomerates
InsprieMD Escrow(g)	11,776	17,664

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV (Netherlands)	218,383	8,879,453
Ferrovial SA (Spain)	399,107	5,005,664
Great Lakes Dredge & Dock Corp.	54,900	418,887
KBR, Inc.	1,800	67,986
Primoris Services Corp.	3,400	34,476
URS Corp.*	6,600	303,930
Vinci SA (France)	97,690	6,104,760

		20,815,156

Construction Materials
Headwaters, Inc.*	17,500	103,250

Consumer Finance
Capital One Financial Corp.	900	46,764
First Cash Financial Services, Inc.*	2,100	81,060
Nelnet, Inc. (Class A Stock)	12,400	270,692
SLM Corp.*	33,500	512,550

		911,066

Consumer Products & Services
Central Garden & Pet Co.*	63,328	557,920

Containers & Packaging
AEP Industries, Inc.*	3,400	101,048
AptarGroup, Inc.	1,000	50,130
Ball Corp.	9,400	336,990
CryoPort, Inc.*(g)	113,002	158,203
Smurfit-Stone Container Corp.*	18,331	708,493

		1,354,864

Distributors
Core-Mark Holding Co., Inc.*	1,100	36,355
LKQ Corp.*	9,700	233,770

		270,125

Diversified Consumer Services
DeVry, Inc.	9,800	539,686
Weight Watchers International, Inc.	1,500	105,150

		644,836

Diversified Financial Services
Bank of America Corp.	7,700	102,641
Boston Private Financial Holdings, Inc.*	10,019	26,551
CME Group, Inc.	300	90,465
Compass Diversified Holdings	8,000	117,920
JPMorgan Chase & Co.	8,400	387,240
optionsXpress Holdings, Inc.	15,791	289,133

		1,013,950

Diversified Telecommunication Services — 0.1%
AboveNet, Inc.	3,700	239,982
Alaska Communications Systems Group, Inc.	124,301	1,323,806
AT&T, Inc.	3,200	97,920
Chunghwa Telecom Co. Ltd. (Taiwan)(a)	95,090	2,963,004
City Telecom HK Ltd., ADR (Hong Kong)(a)	146,983	2,223,853

		6,848,565

Electric Utilities — 0.4%
Cia Energetica de Minas Gerais, ADR (Brazil)(a)	250,811	4,833,128
Cia Paranaense de Energia (PRFC B Shares) (Brazil)	193,115	5,239,944
Enel SpA (Italy)	548,026	3,454,578
Entergy Corp.	2,800	188,188
EVN AG, 144A (Austria)	70,276	1,312,160
Great Plains Energy, Inc.	139,281	2,788,406
Nextera Energy, Inc.	50,289	2,771,930
NV Energy, Inc.	23,500	349,915
Pinnacle West Capital Corp.	6,400	273,856
Portland General Electric Co.	6,200	147,374
PPL Corp.	99,771	2,524,206
Progress Energy, Inc.	22,888	1,056,052
Scottish & Southern Energy PLC (United Kingdom)	165,347	3,344,818

		28,284,555

Electrical Equipment — 0.1%
Advanced Battery Technologies, Inc.*	75,071	145,638
AMETEK, Inc.	3,300	144,771
Babcock & Wilcox Co. (The)*	11,157	372,420
Cooper Industries PLC (Ireland)	3,700	240,130
Dongfang Electric Corp. Ltd. (Class H Stock) (China)	560,000	1,900,611
Emerson Electric Co.	1,600	93,488
Franklin Electric Co., Inc.	2,800	129,360
Fushi Copperweld, Inc.*	29,890	239,718
Harbin Electric, Inc.*	23,800	492,422
Hubbell, Inc. (Class B Stock)	1,100	78,133
LaBarge, Inc.*	2,000	35,400
Polypore International, Inc.*	2,600	149,708
Rockwell Automation, Inc.	5,200	492,180

Roper Industries, Inc.	900	77,814
Thomas & Betts Corp.*	4,700	279,509
Vicor Corp.	2,900	47,821

		4,919,123

Electronic Components & Equipment
Dionex Corp.*	9,779	1,154,411
L-1 Identity Solutions, Inc.*	65,126	767,184
On Track Innovations Ltd. (Israel)*	37,927	81,164
Pulse Electronics Corp.	1,429	8,645
RAE Systems, Inc.*	88,172	155,183
Spectrum Control, Inc.*	32,439	638,400
Technology Research Corp.	7	50

		2,805,037

Electronic Equipment & Instruments — 0.1%
AVX Corp.	4,700	70,077
Brightpoint, Inc.*	19,100	207,044
Ingram Micro, Inc. (Class A Stock)*	16,200	340,686
IPG Photonics Corp.*	1,100	63,448
Itron, Inc.*	3,300	186,252
Jabil Circuit, Inc.	25,400	518,922
Molex, Inc. (Class A Stock)	114,636	2,371,819
National Instruments Corp.	3,900	127,803

		3,886,051

Energy — Alternate Sources
China Integrated Energy, Inc.*	37,588	95,849

Energy Equipment & Services — 0.1%
C&J Energy Services, Inc., 144A*	3,301	52,816
Complete Production Services, Inc.*	7,200	229,032
Dril-Quip, Inc.*	900	71,127
Halliburton Co.	7,300	363,832
Helmerich & Payne, Inc.	8,300	570,127
McDermott International, Inc. (Panama)*	42,575	1,080,979
Nabors Industries Ltd. (Bermuda)*	18,100	549,878
Oil States International, Inc.*	3,200	243,648
OYO Geospace Corp.*	2,000	197,160
Pride International, Inc.*	34,910	1,499,385
RPC, Inc.	20,050	507,666
Union Drilling, Inc.*	2,100	21,525
Unit Corp.*	3,400	210,630

		5,597,805

Entertainment & Leisure
Changyou.com Ltd., ADR (Cayman Islands)*	3,426	110,317

Farming & Agriculture
Universal Corp.	325	349,771

Financial — Bank & Trust
Student Loan Corp. Escrow Shares*(g)	1,307	3,268
SunTrust Banks, Inc.	5,786	166,868

		170,136

Food & Staples Retailing
Susser Holdings Corp.*	9,400	123,046
Village Super Market, Inc. (Class A Stock)	700	20,370
Wal-Mart Stores, Inc.	1,600	83,280

		226,696

Food Products
Bunge Ltd. (Bermuda)	2,300	166,359
Corn Products International, Inc.	7,400	383,468
Hormel Foods Corp.	3,200	89,088
Ralcorp Holdings, Inc.*	4,300	294,249
Smart Balance, Inc.*	38,100	174,879
Smithfield Foods, Inc.*	23,100	555,786
Tyson Foods, Inc. (Class A Stock)	25,000	479,750
Zhongpin, Inc.*	17,533	266,151

		2,409,730

Gas Utilities — 0.1%
AGL Resources, Inc.	5,800	231,072
Atmos Energy Corp.	5,200	177,320
Chesapeake Utilities Corp.	1,400	58,268
Enagas SA (Spain)	104,905	2,366,837
Energen Corp.	4,600	290,352
ONEOK, Inc.	89,882	6,011,308
Questar Corp.	28,995	505,963
UGI Corp.	6,600	217,140

		9,858,260

Healthcare Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland)	9,997	1,654,603
Atrion Corp.	300	52,341
Beckman Coulter, Inc.	3,556	295,397
Becton, Dickinson and Co.	2,800	222,936
CareFusion Corp.*	5,500	155,100
Cooper Cos., Inc. (The)	900	62,505
Covidien PLC (Ireland)	5,200	270,088
Cutera, Inc.*	5,100	43,707
Hill-Rom Holdings, Inc.	14,200	539,316
IDEXX Laboratories, Inc.*	3,200	247,104
Immucor, Inc.*	10,100	199,778
Intuitive Surgical, Inc.*	500	166,730
Invacare Corp.	7,500	233,400
Kips Bay Medical, Inc.*	9,963	61,372
Natus Medical, Inc.*	9,200	154,560
Orthofix International NV (Netherlands)*	4,600	149,316
Sirona Dental Systems, Inc.*	5,600	280,896
Young Innovations, Inc.	1,200	37,680

		4,826,829

Healthcare Products & Services
TomoTherapy, Inc.*	79,826	364,805

Healthcare Providers & Services — 0.1%
Aetna, Inc.	5,100	190,893
America Service Group, Inc.	25,258	647,615
American Dental Partners, Inc.*	6,700	87,904
China Cord Blood Corp. (Cayman Islands)*	2,934	9,565
CIGNA Corp.	2,900	128,412
Continucare Corp.*	5,800	31,030
Coventry Health Care, Inc.*	12,700	405,003
Emergent Group, Inc.	7,901	66,842
Express Scripts, Inc.*	6,300	350,343
Health Net, Inc.*	10,900	356,430
Humana, Inc.*	4,500	314,730
Medco Health Solutions, Inc.*	6,100	342,576
NovaMed, Inc.*	3,154	41,633
PDI, Inc.*	1,200	9,732
Providence Service Corp. (The)*	5,300	79,394

Quest Diagnostics, Inc.	7,100	409,812
RehabCare Group, Inc.*	40,109	1,478,819
Team Health Holdings, Inc.*	9,397	164,260
Tenet Healthcare Corp.*	35,000	260,750
UnitedHealth Group, Inc.	7,500	339,000
US Physical Therapy, Inc.	2,100	46,914
WellPoint, Inc.	3,000	209,370

		5,971,027

Healthcare Technology
Medidata Solutions, Inc.*	4,700	120,179
SXC Health Solutions Corp. (Canada)*	9,900	542,520
Transcend Services, Inc.*	700	16,800

		679,499

Holding Companies — Diversified — 0.1%
Australia Acquisition Corp. (Cayman Islands)*	70,000	674,800
Cazador Acquisition Corp. Ltd. (Cayman Islands)*	28,804	278,823
China VantagePoint Acquisition Co., UTS (Cayman Islands)*	19,454	115,751
FlatWorld Acquisition Corp. (British Virgin Islands)*	24,225	231,349
Hicks Acquisition Co. II, Inc.*(g)	75,000	723,000
Italy1 Investment SA (Luxembourg)*	60,858	823,664
JWC Acquisition Corp.*	118,125	1,137,544
L&L Acquisition Corp.*	35,000	338,450
Lone Oak Acquisition Corp. (Cayman Islands)*	28,070	224,560
Prime Acquisition Corp. (Cayman Islands)*(g)	51,855	518,550
RLJ Acquisition, Inc.*	96,063	919,803

		5,986,294

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*	600	254,130
BJ’s Restaurants, Inc.*	5,200	204,516
Carnival Corp., UTS (Panama)	4,900	187,964
CEC Entertainment, Inc.	1,400	52,822
Chipotle Mexican Grill, Inc.*	2,600	708,162
Cracker Barrel Old Country Store, Inc.	4,400	216,216
Darden Restaurants, Inc.	3,700	181,781
Denny’s Corp.*	10,500	42,630
McDonald’s Corp.	1,700	129,353
Panera Bread Co. (Class A Stock)*	5,000	635,000
Papa John’s International, Inc.*	7,300	231,191
Red Lion Hotels Corp.*	3,900	31,980
Ruby Tuesday, Inc.*	20,800	272,688
Silverleaf Resorts, Inc.*	139,553	339,114
Wyndham Worldwide Corp.	3,000	95,430

		3,582,977

Household Durables — 0.1%
Blyth, Inc.	4,200	136,458
Harman International Industries, Inc.	11,500	538,430
Helen of Troy Ltd. (Bermuda)*	7,500	220,500
iRobot Corp.*	20,400	670,956
Jarden Corp.	10,500	373,485
Kid Brands, Inc.*	15,000	110,250
Leggett & Platt, Inc.	16,000	392,000
Lifetime Brands, Inc.*	3,700	55,500
Tempur-Pedic International, Inc.*	12,000	607,920
Tupperware Brands Corp.	10,000	597,100
Whirlpool Corp.	1,600	136,576

		3,839,175

Household Products
Procter & Gamble Co. (The)	600	36,960

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)*	250,460	3,255,980
AES Tiete SA (Brazil)	329,420	4,531,757
China Hydroelectric Corp., ADS (Cayman Islands)*(a)	141,702	1,028,757
Constellation Energy Group, Inc.	16,500	513,645
Empresa Nacional de Electricidad SA, ADR (Chile)	56,900	3,164,778
International Power PLC (United Kingdom)	1,202,105	5,939,559
Tractebel Energia SA (Brazil)	319,318	5,380,478

		23,814,954

Industrial Conglomerates — 0.2%
3M Co.	3,200	299,200
General Electric Co.	11,000	220,550
Siemens AG (Germany)	71,034	9,735,691
Standex International Corp.	3,100	117,459
Tyco International Ltd. (Switzerland)	5,100	228,327

		10,601,227

Insurance — 0.1%
ACE Ltd. (Switzerland)	1,700	109,990
Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,200	263,298
American Financial Group, Inc.	8,900	311,678
American National Insurance Co.	700	55,419
American Safety Insurance Holdings Ltd. (Bermuda)*	1,800	38,574
Argo Group International Holdings Ltd. (Bermuda)	2,800	92,512
Assurant, Inc.	7,200	277,272
CNA Financial Corp.	18,200	537,810
Erie Indemnity Co. (Class A Stock)	2,000	142,220
Everest Re Group Ltd. (Bermuda)	3,700	326,266
FBL Financial Group, Inc. (Class A Stock)	900	27,648
First American Financial Corp.	6,775	111,788
Flagstone Reinsurance Holdings SA (Luxembourg)	6,100	54,961
Global Indemnity PLC (Ireland)*	6,200	136,276
Hallmark Financial Services, Inc.*	2,500	20,950
Kansas City Life Insurance Co.	1,300	41,574
Maiden Holdings Ltd. (Bermuda)	20,900	156,541
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	7,500	101,475
Presidential Life Corp.	4,300	40,979
Principal Financial Group, Inc.	4,300	138,073
Reinsurance Group of America, Inc.	2,500	156,950
Symetra Financial Corp.	20,000	272,000
Transatlantic Holdings, Inc.	4,600	223,882

Unitrin, Inc.	8,100	250,128
Unum Group	8,600	225,750
Wesco Financial Corp.	1,017	395,816

		4,509,830

Internet & Catalog Retail
Liberty Media Holding Corp. — Interactive (Class A Stock)*	31,400	503,656
Shutterfly, Inc.*	6,500	340,340

		843,996

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*	9,000	342,000
AOL, Inc.*	8,900	173,817
CoreLogic, Inc.*	6,775	125,337
GSI Commerce, Inc.*	869	25,436
IAC/InterActiveCorp*	21,900	676,491
j2 Global Communications, Inc.*	4,900	144,599
Liquidity Services, Inc.*	13,100	233,966
NaviSite, Inc.*	57,060	313,259
Perficient, Inc.*	2,500	30,025
Terremark Worldwide, Inc.*	64,490	1,225,310
VistaPrint NV (Netherlands)*	11,100	576,090
Westergaard.com, Inc.*(g)	52,279	78,419

		3,944,749

Investment Companies
European CleanTech SE (Class A Stock) (Luxembourg)*	57,500	782,291
Golub Capital BDC, Inc.	5,500	86,790
Solar Senior Capital Ltd.*	3,294	61,367
THL Credit, Inc.	800	10,936

		941,384

IT Services
Amdocs Ltd. (Guernsey)*	4,200	121,170
Answers Corp.*	1,191	12,386
Computer Sciences Corp.	9,100	443,443
DST Systems, Inc.	3,200	169,024
Fiserv, Inc.*	5,200	326,144
MasterCard, Inc. (Class A Stock)	1,200	302,064
NCI, Inc. (Class A Stock)*	2,500	60,925
Syntel, Inc.	1,900	99,237
Visa, Inc. (Class A Stock)	5,600	412,272

		1,946,665

Leisure Equipment & Products
Mattel, Inc.	13,300	331,569
Polaris Industries, Inc.	2,200	191,444
Steinway Musical Instruments, Inc.*	700	15,547

		538,560

Life Sciences Tools & Services
Bruker Corp.*	12,900	268,965
Cambrex Corp.*	1,300	7,150
Life Technologies Corp.*	9,000	471,780
Mettler-Toledo International, Inc.*	2,100	361,200
PerkinElmer, Inc.	11,100	291,597
Pharmaceutical Product Development, Inc.	7,100	196,741
Thermo Fisher Scientific, Inc.*	6,700	372,185
Waters Corp.*	3,000	260,700

		2,230,318

Machinery — 0.3%
Altra Holdings, Inc.*	900	21,258
Badger Daylighting Ltd. (Canada)	9,959	210,582
Blount International, Inc.*	3,900	62,322
Bucyrus International, Inc.	10,690	977,601
CLARCOR, Inc.	500	22,465
Commercial Vehicle Group, Inc.*	4,200	74,928
Crane Co.	4,800	232,464
CSR Corp. Ltd. (Class H Stock) (China)	1,419,745	1,452,863
Deere & Co.	1,000	96,890
Dover Corp.	6,100	401,014
Eaton Corp.	4,200	232,848
Gardner Denver, Inc.	7,200	561,816
Illinois Tool Works, Inc.	4,300	230,996
Ingersoll-Rand PLC (Ireland)(a)	83,105	4,014,803
Joy Global, Inc.	1,600	158,096
Kadant, Inc.*	5,900	154,521
Kennametal, Inc.	13,500	526,500
LB Foster Co.	500	21,555
Lincoln Electric Holdings, Inc.	7,300	554,216
Miller Industries, Inc.	1,500	24,360
NACCO Industries, Inc. (Class A Stock)	2,100	232,407
New Flyer Industries, Inc. (Canada)	227,382	2,479,038
Nordson Corp.	1,000	115,060
Parker Hannifin Corp.	3,500	331,380
Pentair, Inc.	1,300	49,127
Sauer-Danfoss, Inc.*	2,200	112,046
Sun Hydraulics Corp.	6,100	262,910
Tennant Co.	4,600	193,384
Timken Co.	9,700	507,310
Toro Co. (The)	5,700	377,454
Trimas Corp.*	19,900	427,850
Twin Disc, Inc.	2,500	80,550
WABCO Holdings, Inc.*	9,500	585,580
Weg SA (Brazil)	266,653	3,511,493

		19,297,687

Manufacturing
Cereplast, Inc.*(g)	26,556	142,075

Media — 0.1%
Cinemark Holdings, Inc.	2,100	40,635
Comcast Corp. (Class A Stock)	18,100	447,432
Comcast Corp. (Special Class A Stock)	161,833	3,757,762
Demand Media, Inc.*	81	1,908
DIRECTV (Class A Stock)*	2,900	135,720
Discovery Communications, Inc. (Class C Stock)*	49,972	1,759,514
Emmis Communications Corp. (Class A Stock)*	82,500	84,150
Global Sources Ltd. (Bermuda)*	10,900	126,767
Journal Communications, Inc. (Class A Stock)*	3,000	18,000
Liberty Global, Inc. (Class C Stock)*	60,562	2,421,874
Liberty Media Corp. — Starz (Class A Stock)*	3,400	263,840
Madison Square Garden, Inc. (Class A Stock)*	2,000	53,980
News Corp. (Class A Stock)	11,700	205,452
Nielsen Holdings NV (Netherlands)*	700	39,988

Scripps Networks Interactive, Inc. (Class A Stock)	2,100	105,189
Valassis Communications, Inc.*	1,100	32,054
Washington Post Co. (The) (Class B Stock)	100	43,756

		9,538,021

Metals & Mining — 0.2%
American Energy Fields, Inc.*(g)	156,838	117,629
Aurcana Corp. (Canada)*(g)	135,460	121,558
BHP Billiton PLC, ADR (United Kingdom)	26,084	2,076,286
Century Aluminum Co.*	11,100	207,348
China Shen Zhou Mining & Resources, Inc.*	3,719	18,149
CIC Energy Corp. (British Virgin Islands)*	23,639	94,361
Cliffs Natural Resources, Inc.(a)	54,531	5,359,307
Commercial Metals Co.	23,900	412,753
Consolidated Thompson Iron Mines Ltd. (Canada)*	53,697	949,321
Energy Fuels, Inc. (Canada)*	80,000	42,084
Fronteer Gold, Inc. (Canada)*	30,685	463,994
Goldgroup Mining, Inc. (Canada)*	38,094	52,259
Inmet Mining Corp. (Canada)	13,885	976,032
Ladish Co., Inc.*	27,908	1,525,172
Lion One Metals Ltd. (Canada)*(g)	83,340	163,327
Materion Corp.*	3,200	130,560
Mines Management, Inc.*	1,481	4,265
Noranda Aluminum Holding Corp.*	3,800	60,990
Reliance Steel & Aluminum Co.	9,700	560,466
Schnitzer Steel Industries, Inc. (Class A Stock)	3,700	240,537
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	36,904
Steel Dynamics, Inc.	28,700	538,699
Universal Stainless & Alloy*	3,600	121,428
Western Coal Corp. (Canada)*	116,046	1,419,603

		15,693,032

Multi-Utilities — 0.4%
Alliant Energy Corp.	8,400	327,012
Ameren Corp.	4,900	137,543
CenterPoint Energy, Inc.	400,132	7,026,318
Centrica PLC (United Kingdom)	910,571	4,751,808
DTE Energy Co.	2,200	107,712
GDF Suez (France)	80,551	3,281,995
Hera SpA (Italy)	984,426	2,356,361
National Grid PLC, ADR (United Kingdom)	106,077	5,095,939
NiSource, Inc.	25,200	483,336
NorthWestern Corp.	1,400	42,420
PG&E Corp.	1,000	44,180
Public Service Enterprise Group, Inc.	3,600	113,436
SCANA Corp.	1,200	47,244
Sempra Energy	1,000	53,500
Suez Environnement Co. (France)	171,402	3,546,483
TECO Energy, Inc.	12,700	238,252
Veolia Environnement (France)	118,873	3,696,145

		31,349,684

Multiline Retail
Dollar Tree, Inc.*	11,250	624,600
Family Dollar Stores, Inc.	3,200	164,224
Macy’s, Inc.	2,300	55,798

		844,622

Office Electronics
Xerox Corp.	23,900	254,535
Zebra Technologies Corp. (Class A Stock)*	5,700	223,668

		478,203

Oil, Gas & Consumable Fuels — 1.1%
Alpha Natural Resources, Inc.*(a)	95,333	5,659,920
Apache Corp.	800	104,736
Cheniere Energy, Inc.*(a)	440,613	4,102,107
Chesapeake Midstream Partners LP	124,890	3,600,579
Chevron Corp.	5,800	623,094
Cimarex Energy Co.	3,000	345,720
Clayton Williams Energy, Inc.*	2,700	285,390
ConocoPhillips	4,300	343,398
Copano Energy LLC-Units(a)	77,878	2,772,457
Crescent Point Energy Corp. (Canada)	90,593	4,396,494
Crescent Point Energy Corp., 144A (Canada)	4,300	206,680
CVR Energy, Inc.*	20,700	479,412
Delek US Holdings, Inc.	6,900	93,564
El Paso Corp.	324,452	5,840,136
Enbridge, Inc. (Canada)	77,887	4,786,156
Energy Partners Ltd.*	14,700	264,600
Energy Transfer Equity LP	91,854	4,133,430
Energy XXI Bermuda Ltd. (Bermuda)	100	37,687
Essar Energy PLC (United Kingdom)*	573,388	4,351,737
EXCO Resources, Inc.	28,600	590,876
Exxon Mobil Corp.	4,200	353,346
Gran Tierra Energy, Inc.*	23,218	187,277
Gulf United Energy, Inc.*(g)	317,370	126,948
Hess Corp.	4,400	374,924
Holly Corp.	9,038	549,149
Marathon Oil Corp.	13,300	709,023
Massey Energy Co.	22,476	1,536,459
NGAS Resources, Inc. (Canada)*	73,562	50,758
Nicor, Inc.	15,995	858,931
Nuloch Resources, Inc. (Canada)*	270,377	691,630
Pacific Rubiales Energy Corp. (Canada)	63,223	1,754,202
Panhandle Oil and Gas, Inc. (Class A Stock)	2,600	82,290
QEP Resources, Inc.	9,795	397,089
Regency Energy Partners LP(a)	176,299	4,814,726
REX American Resources Corp.*	1,600	25,536
Royal Dutch Shell PLC, ADR (United Kingdom)	6,395	465,940
Sunoco, Inc.	1,500	68,385
Targa Resources Corp.	115,389	4,181,697
TGC Industries, Inc.*	21,604	167,863
Triangle Petroleum Corp.*	1,872	15,538
VAALCO Energy, Inc.*	11,100	86,136

Valero Energy Corp.	13,700	408,534
Western Refining, Inc.*	29,200	494,940
Whiting Petroleum Corp.*	115,410	8,476,864
Williams Cos., Inc. (The)	151,196	4,714,291
Williams Partners LP(a)	90,824	4,704,683
YPF SA, ADR (Argentina)	4,452	198,292

		79,513,624

Paper & Forest Products
Clearwater Paper Corp.*	1,200	97,680
International Paper Co.	9,600	289,728
MeadWestvaco Corp.	1,400	42,462
Schweitzer-Mauduit International, Inc.	3,200	161,952

		591,822

Personal Products
Alberto-Culver Co.	30,794	1,147,692
Herbalife Ltd. (Cayman Islands)	6,500	528,840
Medifast, Inc.*	600	11,850
Prestige Brands Holdings, Inc.*	1,700	19,550
Revlon, Inc. (Class A Stock)*	2,000	31,740
USANA Health Sciences, Inc.*	1,000	34,510

		1,774,182

Pharmaceuticals — 0.1%
Access Pharmaceuticals, Inc.*	24,512	54,172
Animal Health International, Inc.*	8,502	35,708
Bionovo, Inc.*	8,100	5,346
Caraco Pharmaceutical Laboratories Ltd.*	12,801	66,565
Cephalon, Inc.*	4,000	303,120
CPEX Pharmaceuticals, Inc.*	29,407	801,341
Endo Pharmaceuticals Holdings, Inc.*	14,200	541,872
Forest Laboratories, Inc.*	3,500	113,050
IntelliPharmaCeutics International, Inc. (Canada)*(g)	41,250	124,163
Medicines Co. (The)*	11,300	184,077
Obagi Medical Products, Inc.*	5,100	64,464
Opko Health, Inc.*	16,921	63,115
Par Pharmaceutical Cos., Inc.*	6,500	202,020
Pluristem Therapeutics, Inc.*	23,426	60,439
Provectus Pharmaceuticals, Inc.*	89,980	98,078
Questcor Pharmaceuticals, Inc.*	13,100	188,771
Theragenics Corp.*	41,938	88,070
Warner Chilcott PLC (Class A Stock) (Ireland)	15,600	363,168

		3,357,539

Pipelines
Kinder Morgan, Inc.*	760	22,526

Professional Services
Dolan Co. (The)*	3,400	41,276
Equifax, Inc.	2,000	77,700
ICF International, Inc.*	3,500	71,890
Insperity, Inc.	3,400	103,292
Kelly Services, Inc. (Class A Stock)*	8,500	184,535
On Assignment, Inc.*	4,200	39,732
Towers Watson & Co. (Class A Stock)	1,000	55,460
TrueBlue, Inc.*	8,700	146,073

		719,958

Real Estate — 0.1%
Direcional Engenharia SA, 144A (Brazil)(g)	885,924	5,860,398

Real Estate Investment Trusts — 0.1%
Agree Realty Corp.	6,400	143,680
American Capital Agency Corp.	6,219	181,222
Anworth Mortgage Asset Corp.	9,400	66,646
Ashford Hospitality Trust, Inc.	6,200	68,324
Brandywine Realty Trust	16,600	201,524
CBL & Associates Properties, Inc.	1,300	22,646
Cedar Shopping Centers, Inc.	20,200	121,806
Chatham Lodging Trust	3,500	56,875
Chesapeake Lodging Trust	2,350	40,913
Chimera Investment Corp.	89,000	353,330
Colonial Properties Trust	5,400	103,950
CommonWealth REIT	8,625	223,991
Duke Realty Corp.	13,000	182,130
Education Realty Trust, Inc.	10,600	85,118
FelCor Lodging Trust, Inc.*	16,538	101,378
Hatteras Financial Corp.	16,200	455,544
HCP, Inc.	4,898	185,830
Hospitality Properties Trust	9,100	210,665
Hudson Pacific Properties, Inc.	2,300	33,810
Inland Real Estate Corp.	3,100	29,574
Invesco Mortgage Capital, Inc.	21,925	479,061
Liberty Property Trust	5,900	194,110
LTC Properties, Inc.	3,556	100,777
Mack-Cali Realty Corp.	6,900	233,910
MFA Financial, Inc.	47,700	391,140
Nationwide Health Properties, Inc.	23,317	991,672
Newcastle Investment Corp.*	12,000	72,480
Piedmont Office Realty Trust, Inc. (Class A Stock)	3,700	71,817
ProLogis	12,474	199,335
Resource Capital Corp.	9,900	65,241
Senior Housing Properties Trust	12,000	276,480
Sunstone Hotel Investors, Inc.*	25,400	258,826
Two Harbors Investment Corp.	3,229	33,808
Urstadt Biddle Properties (Class A Stock)	4,400	83,688
Vornado Realty Trust	600	52,500
Winthrop Realty Trust	21,900	268,275

		6,642,076

Real Estate Management & Development
Jones Lang LaSalle, Inc.	5,400	538,596

Retail & Merchandising
Funtalk China Holdings Ltd. (Cayman Islands)	2,588	16,822
J. Crew Escrow Shares	3,300	—
Kingold Jewelry, Inc.*	48,034	117,683
Retail Ventures, Inc.*	33,472	577,392

		711,897

Road & Rail — 0.5%
All America Latina Logistica SA (Brazil)	442,910	3,648,755
Amerco, Inc.*	1,500	145,500
Asciano Ltd. (Australia)	1,662,590	2,992,280
CSX Corp.	86,810	6,823,266
East Japan Railway Co. (Japan)	53,900	2,996,964

Hertz Global Holdings, Inc.*	20,055	313,460
J.B. Hunt Transport Services, Inc.	150,068	6,816,089
National Express Group PLC (United Kingdom)*	977,480	3,849,643
Norfolk Southern Corp.	4,800	332,496
QR National Ltd., 144A (Australia)*	1,750,000	6,063,881
Roadrunner Transportation Systems, Inc.*	3,100	46,500
Ryder System, Inc.	4,800	242,880
Union Pacific Corp.	58,094	5,712,383

		39,984,097

Savings & Loan — 0.1%
Abington Bancorp, Inc.	73,200	895,236
Danvers Bancorp, Inc.	63,678	1,363,983
GS Financial Corp.	807	16,463
Legacy Bancorp, Inc.	2,652	33,893
NewAlliance Bancshares, Inc.	105,966	1,572,535

		3,882,110

Semiconductors & Semiconductor Equipment — 0.1%
Applied Micro Circuits Corp.*	28,200	292,716
Atheros Communications, Inc.*	31,164	1,391,473
Atmel Corp.*	43,400	591,542
Brooks Automation, Inc.*	6,300	86,499
Cirrus Logic, Inc.*	17,600	370,128
Conexant Systems, Inc.*	249,909	594,783
Cypress Semiconductor Corp.*	12,600	244,188
Inphi Corp.*	400	8,404
Intel Corp.	5,600	112,952
KLA-Tencor Corp.	3,700	175,269
Lam Research Corp.*	10,100	572,266
Linear Technology Corp.	5,900	198,417
LTX-Credence Corp.*	52,323	477,709
Marvell Technology Group Ltd. (Bermuda)*	24,000	373,200
Maxim Integrated Products, Inc.	3,000	76,800
MKS Instruments, Inc.	1,900	63,270
Novellus Systems, Inc.*	7,000	259,910
NVIDIA Corp.*	8,200	151,372
NXP Semiconductors NV (Netherlands)*	2,000	59,930
Rudolph Technologies, Inc.*	7,000	76,580
Silicon Image, Inc.*	15,100	135,447
Tessera Technologies, Inc.*	3,900	71,214
Texas Instruments, Inc.	8,100	279,936
Verigy Ltd. (Singapore)*	33,750	475,537

		7,139,542

Shipbuilding
Huntington Ingalls Industries, Inc.*	1,666	69,125

Software — 0.1%
Activision Blizzard, Inc.	23,200	254,504
Authentidate Holding Corp.*(g)	59,398	35,639
Autodesk, Inc.*	16,600	732,226
CA, Inc.	7,600	183,768
FactSet Research Systems, Inc.	1,500	157,095
Global Defense Technology & Systems, Inc.*	13,688	331,523
Intuit, Inc.*	6,200	329,220
Magic Software Enterprises Ltd. (Israel)*(g)	25,446	192,117
Mentor Graphics Corp.*	19,692	288,094
Microsoft Corp.	12,700	322,072
Oracle Corp.	3,000	100,110
Red Hat, Inc.*	6,800	308,652
Renaissance Learning, Inc.	3,500	41,125
Rovi Corp.*	14,487	777,228
SciQuest, Inc.*	3,309	48,047
SinoHub, Inc.*	76,087	143,804
Solera Holdings, Inc.	9,900	505,890
SS&C Technologies Holdings, Inc.*	1,700	34,714
Symantec Corp.*	3,600	66,744
Synopsys, Inc.*	16,000	442,400
Velti PLC (United Kingdom)*	8,116	102,181

		5,397,153

Specialty Retail
American Eagle Outfitters, Inc.	17,900	284,431
Destination Maternity Corp.	600	13,842
Dick’s Sporting Goods, Inc.*	2,100	83,958
Express, Inc.	3,800	74,252
Limited Brands, Inc.	4,000	131,520
Pep Boys — Manny, Moe & Jack	9,900	125,829
PetSmart, Inc.	3,000	122,850
Pier 1 Imports, Inc.*	11,700	118,755
Ross Stores, Inc.	8,000	568,960
Shoe Carnival, Inc.*	3,400	95,370
Signet Jewelers Ltd. (Bermuda)*	4,100	188,682
TJX Cos., Inc. (The)	5,900	293,407
Ulta Salon Cosmetics & Fragrance, Inc.*	2,800	134,764
Urban Outfitters, Inc.*	3,700	110,371
Williams-Sonoma, Inc.	7,200	291,600

		2,638,591

Telecommunications — 0.1%
AML Communications, Inc.*	5,388	11,369
Hypercom Corp.*	150,033	1,804,897
IDT Corp. (Class B Stock)	4,295	115,750
Motorola Mobility Holdings, Inc.*	9,028	220,283
Orckit Communications Ltd. (Israel)*	1,659	4,960
Qwest Communications International, Inc.	354,460	2,420,962
Telestone Technologies Corp.*	12,647	84,482
Tessco Technologies, Inc.	6,226	71,599
Tollgrade Communications, Inc.*	30,951	311,986
Trunkbow International Holdings Ltd.*	16,213	65,987
XETA Technologies, Inc.*(g)	39,159	214,200

		5,326,475

Textiles, Apparel & Luxury Goods
Coach, Inc.	11,100	577,644
Fossil, Inc.*	1,900	177,935
Movado Group, Inc.*	1,400	20,552
Oxford Industries, Inc.	2,300	78,637
Perry Ellis International, Inc.*	150	4,128
Timberland Co. (The) (Class A Stock)*	1,400	57,806
VF Corp.	2,000	197,060

		1,113,762

Thrifts & Mortgage Finance
Berkshire Hills Bancorp, Inc.	1,400	29,190
First Defiance Financial Corp.*	2,000	28,500
Rome Bancorp, Inc.	3,088	34,894
Washington Federal, Inc.	18,100	313,854

		406,438

Tobacco
Reynolds American, Inc.	5,800	206,074

Trading Companies & Distributors
Aircastle Ltd. (Bermuda)	4,100	49,487
Applied Industrial Technologies, Inc.	7,300	242,798
Beacon Roofing Supply, Inc.*	16,200	331,614
CAI International, Inc.*	5,600	144,816
DXP Enterprises, Inc.*	11,500	265,420
Interline Brands, Inc.*	6,000	122,400
Lawson Products, Inc.	1,700	39,168
RSC Holdings, Inc.*	1,900	27,322
Textainer Group Holdings Ltd. (Bermuda)	3,100	115,196
W.W. Grainger, Inc.	4,200	578,256

		1,916,477

Transportation
General Maritime Corp. (Marshall Island)	72,000	147,600
TAL International Group, Inc.	2,000	72,540
Vector Aerospace Corp. (Canada)*	20,943	277,152

		497,292

Transportation Infrastructure — 0.6%
Atlantia SpA (Italy)	206,495	4,732,043
CCR SA (Brazil)	177,677	5,187,801
EcoRodovias Infrastructura e Logistica SA (Brazil)	509,811	4,115,585
EcoRodovias Infrastructura e Logistica SA, 144A (Brazil)	266,500	2,151,392
Groupe Eurotunnel SA (France)	470,019	5,000,471
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)(a)	84,353	4,957,426
Hamburger Hafen und Logistik AG (Germany)	69,126	3,215,698
OHL Mexico SAB de CV, 144A (Mexico)*	1,750,000	3,229,447
Shenzhen Expressway Co. Ltd. (Class H Stock) (China)	5,110,000	3,350,367
Transurban Group (Australia)	874,446	4,857,079

		40,797,309

Water Utilities
American Water Works Co., Inc.	15,500	434,775
Pennichuck Corp.	3,643	103,789

		538,564

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	106,479	4,530,682
NII Holdings, Inc.*	138,821	5,784,671
SBA Communications Corp. (Class A Stock)*(a)	107,013	4,246,276
Telephone & Data Systems, Inc.	6,600	222,420
Telephone & Data Systems, Inc., Special Shares	32,960	972,979
United States Cellular Corp.*	4,800	247,152
USA Mobility, Inc.	12,800	185,472

		16,189,652

TOTAL COMMON STOCKS (cost $453,021,840)		531,200,888

EXCHANGE TRADED FUNDS — 2.8%
iShares Barclays Intermediate Credit Bond Fund(a)	69,800	7,350,638
iShares Dow Jones US Real Estate Index Fund(a)	205,000	12,177,000
iShares iBoxx $ High Yield Corporate Bond Fund(a)	197,400	18,152,904
iShares iBoxx Investment Grade Corporate Bond Fund(a)	180,000	19,476,000
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	11,420,073
iShares MSCI Canada Index Fund(a)	665,700	22,394,148
iShares MSCI EAFE Index Fund(a)	593,000	35,633,370
iShares S&P Global 100 Index Fund(a)	228,921	14,959,987
iShares S&P GSCI Commodity Indexed Trust*(a)	40,700	1,520,145
SPDR Barclays Capital High Yield Bond(a)	429,500	17,390,455
SPDR Dow Jones REIT	308,000	19,896,800
SPDR Gold Trust*	140,400	19,630,728
Sprott Physical Gold Trust (Canada)*	29,801	376,685
Vanguard MSCI Emerging Markets	150,000	7,338,000

TOTAL EXCHANGE TRADED FUNDS (cost $185,707,484)		207,716,933

PREFERRED STOCKS

Commercial Banks
UBS AG, CVT, 6.75% (Switzerland)	2,200	76,802
UBS AG, CVT, 9.375% (Switzerland)	2,600	74,269

		151,071

Commercial Services
China Dredging Group Co. Ltd.*(g)	100,000	500,000

Consumer Finance
SLM Corp., CVT, 1.961%	900	19,188

Financial — Bank & Trust
Ally Financial, Inc., Series G, CVT, 7.00%, 144A	175	162,849

Oil & Gas Services
Superior Well Services, Inc., CVT, 4.00%	154	142,778

Oil, Gas & Consumable Fuels
Whiting Petroleum Corp., CVT, 6.25%	75	26,013

Paper & Forest Products
China Wood, Inc., CVT, 8.00%(g)	20,500	88,650

Savings & Loan
Sovereign Capital Trust IV, CVT, 4.375%	12,511	550,484

Software
Authentidate Holding Corp., CVT, 15.00%(g)	21,700	42,220

TOTAL PREFERRED STOCKS (cost $1,590,021)		1,683,253

UNAFFILIATED MUTUAL FUNDS — 2.7%
ASG Diversifying Strategies Fund (Class Y Shares)	366,214	3,801,298
BlackRock Core Bond Trust	30,529	368,790
BlackRock Corporate High Yield Fund III, Inc.	38,081	272,279
BlackRock Corporate High Yield Fund V, Inc.	23,151	275,034
BlackRock Corporate High Yield Fund VI, Inc.	2,270	26,627
BlackRock Corporate High Yield Fund, Inc.	6,485	46,497
BlackRock Credit Allocation Income Trust II, Inc.	38,199	375,496
BlackRock Credit Allocation Income Trust III, Inc.	32,264	339,740
BlackRock Credit Allocation Income Trust IV	31,108	377,029
BlackRock Debt Strategies Fund, Inc.	15,366	61,310
BlackRock Income Opportunity Trust, Inc.	37,503	349,528
BlackRock Muniassets Fund, Inc.	519	5,859
Calamos Market Neutral Income Fund (Class I Shares)	1,048,311	12,632,145
Credit Suisse Asset Management Income Fund, Inc.	2,821	10,353
Cushing MLP Total Return Fund (The)	951	10,318
Diamond Hill Long-Short Fund (Class I Shares)	596,577	10,207,439
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,285	124,022
Eaton Vance Floating-Rate Fund (Class I Shares)	328,692	2,984,523
Eaton Vance Global Macro Absolute Return Fund (Class I Shares)	3,258,581	33,204,944
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,387	39,505
First Opportunity Fund, Inc.*	466	3,378
Fort Dearborn Income Securities, Inc.	427	6,226
Forum Funds — Absolute Strategies Fund (Institutional Class Shares)	1,380,083	14,904,900
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)	585,276	4,547,597
Franklin Floating Rate Daily Access Fund (Advisor Class Shares)	370,262	3,406,414
Gabelli ABC Fund (Advisor Class Shares)	1,130,139	11,290,084
Gateway Fund (Class Y Shares)	223,769	5,950,028
Highland Long/Short Equity Fund (Class Z Shares)	517,338	5,830,399
Hussman Strategic Growth Fund	1,482,311	17,728,443
Invesco Municipal Income Opportunities Trust	3,227	19,459
Invesco Municipal Income Opportunities Trust II	2,196	14,472
Invesco Van Kampen Bond Fund	18,062	328,006
JPMorgan Research Market Neutral Fund* (Institutional Class Shares)	1,841,085	28,223,837
Mainstay Floating Rate Fund (Class I Shares)	304,876	2,899,371
Merger Fund (The)	1,862,626	30,100,034
Montgomery Street Income Securities, Inc.	3,857	60,285
Morgan Stanley Income Securities, Inc.	18,240	297,130
Nuveen California Municipal Value Fund	2,219	18,795
Nuveen Quality Preferred Income Fund	37,731	291,283
Nuveen Quality Preferred Income Fund II	34,956	289,436
Nuveen Quality Preferred Income Fund III	34,595	277,452
Rivus Bond Fund	1,081	19,490
Royce Focus Trust, Inc.	36,780	307,113
Transamerica Income Shares, Inc.	348	7,336
Western Asset Global Corporate Defined Opportunity Fund, Inc.	19,103	349,394
Western Asset Income Fund	20,610	268,754
Western Asset Investment Grade Defined Opportunity Trust, Inc.	14,361	285,066

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $192,877,601)		193,236,918

	Units
WARRANTS*

Automobile Manufacturers
Kandi Technologies Corp., expiring 12/23/13 (China)(g)	18,044	8,030

Biotechnology
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	2,133
Rosetta Genomics Ltd., expiring 02/23/16(g)	49,012	7,107
Rosetta Genomics Ltd., expiring 11/30/15 (Israel)(g)	21,875	2,734
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	5,621
RXi Pharmaceuticals Corp., Series B, expiring 04/04/12(g)	14,600	2,263

		19,858

Building Products
China Gengsheng Minerals, Inc., expiring 01/11/12 (China)(g)	21,070	5,478

Commercial Banks
Wintrust Financial Corp., expiring 12/19/18	41,843	795,854

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	1,226

Containers & Packaging
CryoPort, Inc., (Class B Warrants) expiring 02/15/16(g)	113,002	57,631
CryoPort, Inc., expiring 08/10/15(g)	71,428	35,357

		92,988

Diversified Financial Services
Jack Cooper Corp., expiring 12/15/17(g)	200	1,100

Electrical Equipment
Advanced Battery Technologies, Inc., expiring 12/10/11(g)	52,700	—

Energy — Alternate Sources
China Integrated Energy, Inc., expiring 01/13/12 (China)(g)	21,070	316
Greenhouse Holdings, Inc.,expiring 02/25/16(g)	25,287	19,218

		19,534

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15(g)	20,761	15,882

Holding Companies — Diversified
Australia Acquisition Corp., expiring 10/18/15	70,000	21,700
Cazador Acquisition Corp. Ltd., expiring 10/07/20 (Cayman Islands)	28,804	12,962
FlatWorld Acquisition Corp., expiring 09/12/12 (British Virgin Islands)	24,225	27,858
Hicks Acquisition Co. II, Inc.(g)	75,000	45,750
Italy1 Investment SA, expiring 01/27/16 (Luxembourg)	60,858	52,611
JWC Acquisition Corp., expiring 11/17/15	118,125	89,775
L&L Acquisition Corp., expiring 11/23/15	35,000	18,375
RLJ Acquisition, Inc., expiring 02/22/16	96,063	45,630

		314,661

Insurance
Lincoln National Corp., expiring 07/10/19	76,433	1,653,246

Internet Software & Services
Ansheng Shoe Co. Ltd., Series A, expiring 02/25/14(g)	26,140	—
Ansheng Shoe Co. Ltd., Series B, expiring 02/25/14(g)	26,140	—

		—

Investment Company
European CleanTech SE, expiring 10/01/15 (Luxembourg)	57,500	24,447

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	7,834
China XD Plastics Co. Ltd., expiring 10/04/11(g)	16,665	2,666

		10,500

Metals & Mining
American Energy Fields, Inc., expiring 03/01/16(g)	156,838	39,994
Aurcana Corp., expiring 12/08/13 (Canada)(g)	67,730	20,260
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	5,820
Energy Fuels, Inc., expiring 03/31/15 (Canada)(g)	40,000	5,363
Kinross Gold Corp., expiring 09/17/14 (Canada)	5,352	14,905
Lion One Metals Ltd., expiring 12/30/11 (Canada)(g)	41,670	6,232
Uranium Energy, expiring 10/22/11(g)	35,045	12,616

		105,190

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	3,629

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	12,710

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	662
Bionovo, Inc., expiring 02/02/16(g)	4,050	628
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	20,212
IntelliPharmaCeutics International, Inc., Series B, expiring 01/26/13(g)	20,625	13,922
Pluristem Therapeutics, Inc., expiring 07/26/16 (Israel)(g)	17,820	12,563
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	18,685
Provectus Pharmaceuticals, Inc., Series B, expiring 06/18/11(g)	163,492	13,897
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	6,539
Repros Therapeutics, Inc., expiring 02/07/16(g)	9,485	99,071

		186,179

Retail & Merchandising
Talbots, Inc., expiring 04/06/15	17,266	10,360

Software
Authentidate, expiring 04/12/15(g)	108,500	17,360
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	24,031
SinoHub, Inc., expiring 09/21/13(g)	22,826	5,136

		46,527

Telecommunications
Orckit Communications Ltd. expiring 11/30/15 (Israel)(g)	9,176	6,148

Wireless Telecommunication Services
Digital Angel Corp., Series A, expiring 07/01/12(g)	274,000	10,960
Digital Angel Corp., Series B, expiring 02/25/16(g)	274,000	34,250

		45,210

TOTAL WARRANTS (cost $2,246,668)		3,378,757

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
ASSET-BACKED SECURITIES — 0.3%

Ally Auto Receivables Trust,
Series 2009-A, Class A2, 144A
1.32%	03/15/12	AAA(d)		$207	207,238
American Money Management Corp.,
Series 2005-5A, Class A1A, 144A
0.544%(c)	08/08/17	Aaa		299	280,522
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)
1.469%(c)	01/17/23	Aa1	EUR	189	242,727
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.537%(c)	03/12/18	Aaa		495	480,289
Babson CLO Ltd.,
Series 2004-2A, Class A2A, 144A (Cayman Islands)
0.633%(c)	11/15/16	Aa2		1,409	1,366,567
Canada Capital Auto Receivables Asset Trust,
Series 2011-1A, Class A2, 144A (Canada)
2.632%	08/17/14	Aaa	CAD	1,400	1,446,209
Citibank Omni Master Trust,
Series 2009-A8, Class A8, 144A
2.355%(c)	05/16/16	Aaa		1,500	1,522,651
Series 2009-A14A, Class A14, 144A
3.005%(c)	08/15/18	Aaa		1,300	1,376,701
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.43%(c)	07/25/36	B2		484	420,479
Eurocredit CDO BV,
Series IV-X, Class A1 (Netherlands)
1.678%	02/22/20	Aa1	EUR	398	523,504
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2, 144A (Canada)
4.817%	10/15/12	AAA(d)	CAD	180	189,931
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.675%(c)	06/15/12	Aaa		54	53,594
Series 2009-A, Class A3B
2.755%(c)	05/15/13	Aaa		527	531,863
Globaldrive,
Series 2009-A, Class A
3.00%	07/20/15	AAA(d)	EUR	409	581,134
Gulf Stream Compass CLO Ltd.,
Series 2003-1A, Class A, 144A (Cayman Islands)
0.841%(c)	08/27/15	Aa2		588	577,438
Harvest CLO SA,
Series IX, Class A1 (Luxembourg)
2.003%(c)	03/29/17	Aa1	EUR	303	395,573
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		44	43,673
Hillmark Funding,
Series 2006-1A, Class A1, 144A (Cayman Islands)(g)
0.563%(c)	05/21/21	Aa1		800	747,772
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.783%(c)	04/25/17	AAA(d)		273	272,786
Landmark CDO Ltd.,
Series 2005-1A, Class A1L, 144A
0.611%(c)	06/01/17	Aaa		1,676	1,607,249
LCM LP,
Series 5A, Class A1, 144A
0.539%(c)	03/21/19	Aaa		500	474,555
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.00%	04/20/17	NR	EUR	343	485,814
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.60%	07/17/14	Aaa	EUR	600	869,247
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A
1.163%(c)	11/15/15	Aaa		140	134,708
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.003%(c)	07/25/18	Aaa		93	93,599
Pacifica CDO Ltd.,
Series 2004-4X, Class A1L
0.663%(c)	02/15/17	Aaa		677	657,465
Penta CLO SA,
Series 2007-1X, Class A1 (Luxembourg)
1.478%	06/04/24	Aaa	EUR	581	743,324
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.92%(c)	02/16/19	AAA(d)		600	599,075
Sagamore CLO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
0.843%(c)	10/15/15	Aa2		514	499,201
SLM Student Loan Trust,
Series 2004-5X, Class A5
1.105%(c)	10/25/23	Aaa	EUR	200	266,117
Series 2009-B, Class A1, 144A
6.255%(c)	07/15/42	AAA(d)		3,772	3,644,455
Series 2009-C, Class A, 144A
4.50%(c)	11/16/43	AAA(d)		576	558,958
Series 2010-C, Class A1, 144A
1.905%(c)	12/15/17	Aaa		158	159,281

South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.753%(c)	01/25/21	AAA(d)		1,250	1,246,188
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A
0.553%(c)	05/15/19	Aa1		500	474,190
Wood Street CLO BV,
Series II-A, Class, A1
1.763%(c)	03/29/21	Aa1	EUR	246	322,113

TOTAL ASSET-BACKED SECURITIES (cost $23,866,845)					24,096,190

BANK LOANS(c)(g) — 0.1%
Charter Communications, Term Loan C
3.56%	09/06/16	Ba1		995	996,338
Petroleum Export III Ltd.,
3.802%	12/07/12	NR		623	620,084
3.802%	04/08/13	NR		1,393	1,386,478
RBI Desarrollos, Term Loan
3.302%	12/13/11	NR		900	892,878
Republic of Indonesia, Term Loan F1
1.25%	12/14/19	BB+(d)		257	238,060

TOTAL BANK LOANS (cost $4,102,288)					4,133,838

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.658%(c)	06/10/49	Aa3		100	105,621
Series 2007-4, Class A4
5.742%(c)	02/10/51	A+(d)		100	108,075
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A
5.62%(c)	06/24/50	NR		250	266,421
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
4.68%(s)	05/18/11	AAA(d)		500	495,000
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		1,191	1,187,679
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.485%(c)	10/15/21	Aaa		497	486,391
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	106,296
Series 2010-UD1, Class A, 144A
5.947%(c)	12/20/49	Aaa		1,100	1,194,345
Credit Suisse Mortgage Capital,
Series 2010-RR4, Class 2A
5.467%	07/18/16	Aaa		1,000	1,068,408
Fannie Mae,
Series 2010-M7, Class FA
0.85%(c)	11/25/20	Aaa		1,198	1,192,839
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa		250	250,050
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa		1,800	1,808,960
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2010-C2, Class A3, 144A
4.07%	11/15/43	AAA(d)		1,200	1,154,454
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2007-LLFA, Class A1, 144A
0.555%(c)	06/15/22	Aaa		741	718,204
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.797%(c)	07/09/21	Aaa		400	380,267
Morgan Stanley Capital I,
Series 2007-XLFA, Class A1, 144A
0.315%(c)	10/15/20	Aaa		114	108,109
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.213%(c)	12/16/49	Aaa		100	110,227
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		600	575,488
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		1,100	1,169,908
Series 2006-WL7A, Class A1, 144A
0.345%(c)	09/15/21	Aaa		510	505,281
Series 2007-C32, Class A2
5.736%(c)	06/15/49	Aaa		1,035	1,075,339

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,005,064)					14,067,362

CONVERTIBLE BONDS — 1.0%

Aerospace & Defense
Kaman Corp.,
Sr. Unsec’d. Notes, 144A
3.25%	11/15/17	NR		750	912,795

Agriculture
Alliance One International, Inc.,
Sr. Sub. Notes
5.50%	07/15/14	Caa1		850	911,625
Vector Group Ltd.,
Sr. Unsec’d. Notes
3.75%(c)	11/15/14	NR		1,000	1,298,750

					2,210,375

Airlines
AirTran Holdings, Inc.,
Sr. Unsec’d. Notes
5.50%	04/15/15	NR		406	837,375
AMR Corp.,
Gtd. Notes
6.25%	10/15/14	CCC+(d)		1,000	1,052,500

					1,889,875

Auto Components
TRW Automotive, Inc.,
Gtd. Notes, 144A
3.50%	12/01/15	B2		450	900,563

Auto Parts & Equipment — 0.1%
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	1,025	2,876,406

Beverages
Central European Distribution Corp.,
Sr. Unsec’d. Notes
3.00%	03/15/13	CCC+(d)	195	169,406

Biotechnology
Dendreon Corp.,
Sr. Unsec’d. Notes
2.875%	01/15/16	NR	100	105,250
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.00%	06/01/13	NR	650	817,375
PDL BioPharma, Inc.,
Sr. Notes, 144A
2.875%	02/15/15	NR	475	474,120

				1,396,745

Building Products
Cemex SAB de CV,
Sub. Notes, 144A (Mexico)
3.25%	03/15/16	NR	100	102,625

Chemicals
ShengdaTech, Inc.,
Sr. Notes, 144A
6.50%	12/15/15	NR	100	88,400

Commercial Banks
SVB Financial Group,
Sr. Unsec’d. Notes
3.875%	04/15/11	A3	125	127,656
Sr. Unsec’d. Notes, 144A
3.875%	04/15/11	A3	50	51,063

				178,719

Commercial Services & Supplies
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	301,040
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.00%	09/01/14	BB+(d)	1,000	1,382,500

				1,683,540

Communications Equipment
Ciena Corp.,
Unsec’d. Notes, 144A
4.00%	03/15/15	NR	275	402,875

Computer Services & Software
Take-Two Interactive Software, Inc.,
Sr. Notes
4.375%	06/01/14	NR	850	1,350,437

Construction & Engineering
Trex Co., Inc.,
Sr. Sub. Notes
6.00%	07/01/12	NR	500	781,875

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.00%	07/15/14	NR	500	669,375

Diversified Financial Services — 0.1%
MF Global Holdings Ltd.,
Sr. Unsec’d. Notes
9.00%	06/20/38	Baa2	1,000	1,193,750
National Financial Partners Corp.,
Sr. Notes, 144A
4.00%	06/15/17	NR	775	1,031,719
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.00%	06/01/14	NR	690	738,300

				2,963,769

Electronic Components & Equipment
L-1 Identity Solutions, Inc.,
Sr. Unsec’d. Notes
3.75%	05/15/27	B+(d)	536	535,330

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.25%	06/15/14	B+(d)	500	616,875

Food Products — 0.1%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
4.25%	08/15/16	B(d)	500	520,000
Nash Finch Co.,
Sr. Sub. Notes
1.631%	03/15/35	B3	1,000	493,750
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
4.00%	06/30/13	B+(d)	1,150	1,446,125
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.25%	10/15/13	BB+(d)	875	1,139,687

				3,599,562

Healthcare Equipment & Supplies
Beckman Coulter, Inc.,
Sr. Unsec’d. Notes
2.50%	12/15/36	Baa3	1,129	1,340,687
China Medical Technologies, Inc.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
6.25%	12/15/16	B+(d)	450	483,188

				1,823,875

Healthcare Providers & Services
NovaMed, Inc.,
Sr. Sub. Notes
1.00%	06/15/12	NR	428	423,185

Hotels, Restaurants & Leisure
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.75%	10/01/14	NR	1,000	1,423,750
MGM Resorts International,
Gtd. Notes, 144A
4.25%	04/15/15	Caa1	1,000	1,056,250

				2,480,000

Household Durables
D.R. Horton, Inc.,
Gtd. Notes
2.00%	05/15/14	Ba3	1,000	1,140,000

Industrial Conglomerates
Textron, Inc.,
Sr. Unsec’d. Notes
4.50%	05/01/13	BBB-(d)	1,000	2,140,000

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
5.25%	12/06/29	NR	340	519,350
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
7.00%	12/30/16	NR	607	943,780
Sr. Unsec’d. Notes, 144A
7.00%	12/30/16	NR	353	559,064
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.00%	05/01/17	CCC+(d)	1,000	1,092,500
Radian Group, Inc.,
Sr. Unsec’d. Notes
3.00%	11/15/17	CCC+(d)	400	364,000
Stewart Information Services Corp.,
Gtd. Notes
6.00%	10/15/14	NR	625	681,625

				4,160,319

Internet & Catalog Retail
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.25%	03/15/15	BBB-(d)	1,325	2,332,000

Internet Software & Services
Digital River, Inc.,
Sr. Unsec’d. Notes, 144A
2.00%	11/01/30	NR	300	312,750

Investment Companies
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	100	103,695
Kohlberg Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	03/15/16	NR	375	385,313

				489,008

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
1.75%	08/01/13	NR	500	601,875
4.75%	05/15/14	NR	1,500	2,887,500
Convergys Corp.,
Debs.
5.75%	09/15/29	BB-(d)	950	1,411,937
DST Systems, Inc.,
Sr. Unsec’d. Notes
4.125%(c)	08/15/23	NR	275	333,094

				5,234,406

Leisure Equipment & Products
Eastman Kodak Co.,
Sr. Unsec’d. Notes
7.00%	04/01/17	NR	500	445,625

Machinery — 0.1%
ArvinMeritor, Inc.,
Gtd. Notes
4.625%	03/01/26	CCC+(d)	500	561,875
Terex Corp.,
Sr. Sub. Notes
4.00%	06/01/15	B3	1,000	2,382,500

				2,944,375

Marine
Genco Shipping & Trading Ltd.,
Sr. Unsec’d. Notes (Marshall Island)
5.00%	08/15/15	NR	300	281,625

Media — 0.1%
Virgin Media, Inc.,
Sr. Unsec’d. Notes
6.50%	11/15/16	B+(d)	1,000	1,693,750
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.00%	12/01/14	BB-(d)	1,150	1,523,750

				3,217,500

Metals & Mining — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
4.25%	06/01/14	BBB-(d)	625	1,099,218
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.00%	05/15/14	Baa3	1,000	1,450,000
Northgate Minerals Corp.,
Sr. Unsec’d. Notes (Canada)
3.50%	10/01/16	NR	525	519,094
RTI International Metals, Inc.,
Gtd. Notes
3.00%	12/01/15	NR	650	754,000
Sterlite Industries India Ltd.,
Sr. Unsec’d. Notes (India)
4.00%	10/30/14	NR	1,000	1,021,250
United States Steel Corp.,
Sr. Unsec’d. Notes
4.00%	05/15/14	Ba2	1,000	1,823,750

				6,667,312

Oil, Gas & Consumable Fuels — 0.1%
Green Plains Renewable Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	11/01/15	NR	525	579,469
Petrominerales Ltd.,
Sr. Unsec’d. Notes (Canada)
2.625%	08/25/16	NR	300	391,875
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.875%	01/15/38	BB+(d)	1,000	1,773,750

				2,745,094

Pharmaceuticals
MannKind Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15	NR	380	282,155

Professional Services
FTI Consulting, Inc.,
Gtd. Notes
3.75%	07/15/12	B1	136	175,270

Real Estate
Avatar Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	02/15/16	NR		600	635,250

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
4.00%	02/15/15	NR		25	29,031
BioMed Realty LP,
Gtd. Notes, 144A
3.75%	01/15/30	NR		900	1,069,875
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
1.75%	11/15/40	NR		175	186,813
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.50%	10/15/29	BB+(d)		675	949,219
Kilroy Realty LP,
Gtd. Notes, 144A
4.25%	11/15/14	NR		100	118,500
NorthStar Realty Finance LP,
Gtd. Notes, 144A
7.50%	03/15/31	NR		300	297,990
SL Green Operating Partnership LP,
Gtd. Notes, 144A
3.00%	10/15/17	NR		100	109,308

					2,760,736

Retail & Merchandising
Saks, Inc.,
Notes, 144A
7.50%	12/01/13	NR		200	441,250

Road & Rail
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/14	B-(d)		1,000	2,015,000

Semiconductors & Semiconductor Equipment
Photronics, Inc.,
Sr. Notes, 144A
3.25%	04/01/16	NR		300	341,685
Rambus, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/14	NR		750	957,188

					1,298,873

Specialty Retail
Sonic Automotive, Inc.,
Sr. Unsec’d. Notes
5.00%	10/01/29	B-(d)		1,000	1,313,750

Telecommunications
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.50%	10/01/16	CCC(d)		300	439,125

Thrifts & Mortgage Finance
China Linen(g)
Unsec’d. Notes
7.50%	11/02/12	NR		200	215,096

Trading Companies & Distributors
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.00%	11/15/15	NR		700	2,167,375

Transportation
Ultrapetrol Bahamas Ltd.,
Sr. Notes, 144A (Bahamas)
7.25%	01/15/17	NR		100	97,500

Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/12	B-(d)		250	251,250

TOTAL CONVERTIBLE BONDS (cost $60,528,292)					72,259,251

CORPORATE BONDS — 4.5%

Agriculture
North Atlantic Trading Co.,
Sr. Sec’d. Notes, 144A
10.00%	03/01/12	NR		355	343,019
Vector Group Ltd.,
Gtd. Notes, 144A
11.00%	08/15/15	B1		175	183,750

					526,769

Airlines
American Airlines Equipment Trust 1990,
Equipment Trust
10.50%	09/15/11	Caa1		275	279,469
11.00%	05/07/14	Caa1		195	191,459
Continental Airlines UAL
Pass — Through Certificates
6.86%	04/22/14	NR		699	699,055

					1,169,983

Auto Components
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16	B1		1,075	1,204,000

Auto Manufacturer
Hyundai Motor Manufacturing Czech SRO,
Sr. Unsec’d. Notes (South Korea)
4.50%	04/15/15	Baa2		800	819,792

Building & Construction — 0.1%
BAA Funding Ltd.,
Sr. Sec’d. Notes (United Kingdom)
3.975%	02/15/14	A-(d)	EUR	900	1,287,757
Corp. GEO SAB de CV, (Mexico)
Gtd. Notes(g)
8.875%	09/25/14	Ba3		500	553,750
Gtd. Notes, 144A
8.875%	09/25/14	Ba3		400	443,000
9.25%	06/30/20	Ba3		400	445,000
Desarrolladora Homex SAB de CV,
Gtd. Notes, 144A (Mexico)
9.50%	12/11/19	Ba3		2,150	2,450,440
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	Ba3		600	624,000
Urbi Desarrollos Urbanos SAB de CV, (Mexico)
Gtd. Notes
8.50%	04/19/16	Ba3		200	206,500
Gtd. Notes, 144A
9.50%	01/21/20	Ba3		200	224,000

					6,234,447

Building Products
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.301%(c)(g)	09/30/15	B(d)		300	297,597
9.00%	01/11/18	B(d)		700	734,125

					1,031,722

Chemicals
Braskem Finance Ltd., (Cayman Islands)
Gtd. Notes(g)
7.00%	05/07/20	Baa3		400	434,000
Gtd. Notes, 144A
7.00%	05/07/20	BBB-(d)		300	325,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.562%(c)	08/08/11	Baa3		1,000	1,007,486

					1,766,986

Commercial Banks — 0.7%
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.50%	01/22/15	Baa2		2,500	2,603,750
4.50%	01/20/16	Baa2	EUR	800	1,121,737
6.00%	01/22/20	Baa2		300	316,246
Banco Santander Brasil SA, (Brazil)
Notes, 144A
2.409%(c)	03/18/14	BBB-(d)		800	799,992
Sr. Unsec’d. Notes, 144A
4.25%	01/14/16	Baa2		1,200	1,197,000
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A (Chile)
3.75%	09/22/15	Aa3		1,000	997,100
Banco Votorantim SA,
Sr. Unsec’d. Notes, 144A (Brazil)
5.25%	02/11/16	Baa2		800	821,028
Bank of Montreal,
Covered Bonds, 144A (Canada)
2.85%	06/09/15	Aaa		1,000	1,008,590
Bank of Nova Scotia,
Covered Bonds, 144A (Canada)
1.45%	07/26/13	Aaa		1,900	1,904,509
Banque Centrale de Tunisie,
Sr. Unsec’d. Notes (Tunisia)
3.28%	08/09/27	BBB-(d)	JPY	100,000	844,838
7.375%	04/25/12	Baa2		1,250	1,304,987
BBVA Bancomer SA, (Mexico)
Jr. Sub. Notes, 144A
7.25%	04/22/20	A3		1,100	1,110,526
Sr. Unsec’d. Notes, 144A
4.50%	03/10/16	A1		700	701,483
Sub. Notes, 144A
6.50%	03/10/21	A2		1,300	1,284,611
Continental Senior Trustees Cayman Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.50%	11/18/20	BBB-(d)		600	563,572
Credit Suisse,
Sr. Notes (Switzerland)
1.263%(c)	01/14/14	Aa1		3,100	3,138,235
Dexia Municipal Agency,
Covered Bonds, MTN (France)
4.75%	06/06/11	Aaa	EUR	100	142,454
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	AAA(d)	EUR	4,700	6,796,962
ICICI Bank Ltd., (India)
Bonds, 144A
2.063%(c)	02/24/14	Baa2		600	591,144
Sr. Unsec’d. Notes
5.75%	11/16/20	Baa2		250	246,289
Sr. Unsec’d. Notes, 144A
5.75%	11/16/20	Baa2		850	837,382
Intesa Sanpaolo SpA, (Italy)
Notes, 144A
2.713%(c)	02/24/14	Aa2		1,500	1,519,242
Sr. Unsec’d. Notes, 144A
6.50%	02/24/21	Aa2		600	629,652
Korea Exchange Bank,
Sr. Unsec’d. Notes, MTN (South Korea)
4.875%	01/14/16	A2		600	626,766
Kreditanstalt Fuer Wiederaufbau, (Germany)
Gov’t. Gtd. Notes
1.25%	06/17/13	Aaa	EUR	400	557,070
3.875%	01/21/19	Aaa	EUR	400	577,281
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	1,700	2,537,289
National Bank of Canada,
Covered Bonds, 144A (Canada)
1.65%	01/30/14	Aaa		1,300	1,301,739
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)
1.203%(c)	01/14/14	Aa2		1,500	1,514,382
Russian Agricultural Bank OJSC Via RSHB Capital SA, (Luxembourg)
Sr. Sec’d. Notes
7.175%	05/16/13	A3		2,000	2,170,000
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,618,750
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
5.40%	03/24/17	A3		100	102,000
Sberbank Via SB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
5.499%	07/07/15	A3		2,800	2,943,500
Shinhan Bank,
Sr. Unsec’d. Notes (South Korea)
4.375%	09/15/15	A1		300	307,159
Sparebanken 1 Boligkreditt,
Covered Bonds, MTN (Norway)
4.00%	06/15/11	Aaa	EUR	200	284,757
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
2.25%	08/12/13	Aa3		1,100	1,110,649
VTB Bank Via VTB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
6.609%	10/31/12	A2		2,000	2,124,000

					49,256,671

Distribution/Wholesale
Baker & Taylor, Inc.,
Sec’d. Notes, 144A
11.50%	07/01/13	B3		375	324,375

Diversified Financial Services — 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., (Ireland)
Gtd. Notes
8.70%	08/07/18	Baa1		2,800	3,465,000
Sec’d. Notes
6.103%	06/27/12	A2		1,600	1,677,920

American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.368%(c)	02/24/12	A2		200	199,682
American General Finance Corp.,
Sr. Unsec’d. Notes
4.625%	06/22/11	B3		800	1,125,249
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		300	304,300
6.50%	04/15/40	Baa3		200	200,306
Axiata SPV1 Labuan Ltd.,
Gtd. Notes (Malaysia)
5.375%	04/28/20	Baa2		700	713,136
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa1	EUR	1,200	1,723,849
Bank of America Corp.,
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	600	789,747
BM&FBovespa SA,
Sr. Unsec’d. Notes, 144A (Brazil)
5.50%	07/16/20	Baa2		300	306,888
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
1.003%(c)	07/16/13	Aaa		400	399,576
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		600	651,000
Gazprom Via White Nights Finance BV,
Sec’d. Notes (Netherlands)
10.50%	03/08/14	Baa1		2,000	2,410,500
Hyundai Capital Services, Inc., (South Korea)
Sr. Unsec’d. Notes
6.00%	05/05/15	Baa2		300	322,779
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		1,700	1,709,032
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa1		105	108,413
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3		400	427,000
6.75%	09/01/16	Ba3		400	428,000
7.125%	09/01/18	Ba3		100	107,450
Sr. Unsec’d. Notes
5.875%	05/01/13	B1		700	717,500
6.375%	03/25/13	B1		1,700	1,759,500
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	508,125
IPIC GMTN Ltd.,
Gtd. Notes, 144A (Cayman Islands)
3.125%	11/15/15	Aa3		250	243,479
5.00%	11/15/20	Aa3		900	873,000
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
12.75%	12/15/15	NR		200	212,000
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/29/49	Baa1		800	875,288
Sr. Unsec’d. Notes
4.95%	03/25/20	Aa3		500	508,326
6.30%	04/23/19	Aa3		400	442,755
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, 144A (Netherlands)
6.375%	10/06/20	Baa3		600	625,440
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1		205	202,950
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		300	307,421
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	AAA(d)	EUR	200	287,497
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes(g)
4.10%	12/17/13	Aaa		2,300	2,453,514
Gov’t. Liquid Gtd. Notes, 144A
2.60%	01/20/12	Aaa		200	203,379
Merrill Lynch & Co., Inc.,
Notes, MTN
0.54%(c)	06/05/12	A2		300	298,718
6.875%	04/25/18	A2		1,000	1,110,692
Sr. Unsec’d. Notes, MTN
0.983%(c)	02/21/12	A(d)	GBP	100	159,273
1.317%(c)	01/31/14	A2	EUR	2,400	3,304,767
1.388%(c)	05/30/14	A2	EUR	500	683,922
1.947%(c)	09/27/12	A2	EUR	400	552,998
6.05%	08/15/12	A2		1,600	1,700,349
6.75%	05/21/13	A2	EUR	400	602,553
Sr. Unsub. Notes, MTN
1.257%(c)	10/31/11	A2	EUR	100	139,982
Sub. Notes, MTN
1.725%(c)	09/14/18	A3	EUR	600	719,372
Morgan Stanley,
Sr. Unsec’d. Notes
1.903%(c)	01/24/14	A2		400	407,927
Sr. Unsec’d. Notes, MTN
1.388%(c)	11/29/13	A2	EUR	1,900	2,615,129
1.422%(c)	03/01/13	A2	EUR	600	837,972
1.426%(c)	01/16/17	A2	EUR	200	261,013
2.812%(c)	05/14/13	A2		400	414,097
Odebrecht Drilling Norbe VIII/IX Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
6.35%	06/30/21	Baa3		1,600	1,686,000
QNB Finance Ltd.,
Bank Gtd. Notes (Cayman Islands)
3.125%	11/16/15	Aa3		300	293,190
RZD Capital Ltd.,
Sr. Sec’d. Notes, MTN (Ireland)
5.739%	04/03/17	Baa1		4,100	4,273,020
Vnesheconombank Via VEB Finance Ltd.,
Bank Gtd. Notes, 144A (Ireland)
6.80%	11/22/25	Baa1		700	701,104
Waha Aerospace BV, (Netherlands)
Gov’t. Gtd. Notes
3.925%	07/28/20	Aa2		1,235	1,235,000
Gov’t. Gtd. Notes, 144A
3.925%	07/28/20	Aa2		665	665,000

					49,952,079

Diversified Operations — 0.1%
Noble Group Ltd., (Bermuda)
Sr. Unsec’d. Notes
6.75%	01/29/20	Baa3		1,900	2,033,000
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		400	428,000

					2,461,000

Electric — 0.2%
AES Andres Dominicana / Itabo Dominicana,
Gtd. Notes, 144A (Cayman Islands)
9.50%	11/12/20	B-(d)		1,900	2,023,500
Centrais Eletricas Brasileiras SA, (Brazil)
Sr. Unsec’d. Notes
6.875%	07/30/19	BBB-(d)		400	448,000
Sr. Unsec’d. Notes, 144A
6.875%	07/30/19	BBB-(d)		1,200	1,344,000
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	04/01/11	Caa3		775	775,000
E.Cl SA,
Sr. Unsec’d. Notes, 144A (Chile)
5.625%	01/15/21	BBB-(d)		800	796,440
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A (Israel)
7.25%	01/15/19	Baa2		500	531,184
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes (South Korea)
6.25%	06/17/14	A1		600	656,262
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2		100	110,631
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba3		900	924,288
7.25%	06/28/17	Ba1		100	109,370
7.75%	10/17/16	Ba3		100	112,404
7.75%	01/20/20	Ba2		2,250	2,531,250
Gtd. Notes, 144A
7.25%	06/28/17	Ba1		1,000	1,092,500
7.75%	10/17/16	Ba1		100	112,500
7.75%	01/20/20	Ba1		200	225,000
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.50%	12/15/20	Ba1		600	601,126

					12,393,455

Electric Utilities
Enersis SA,
Sr. Unsec’d. Notes (Cayman Islands)
7.375%	01/15/14	Baa3		1,100	1,224,442

Electronic Components & Equipment
NXP BV / NXP Funding LLC,
Sr. Sec’d. Notes (Netherlands)
3.748%(c)	10/15/13	B3	EUR	700	984,595

Energy — Alternate Sources
Greenhouse Holdings, Inc.(g)
Notes
12.00%	05/01/12	NR		63	51,140
LDK Solar Co. Ltd.,
Sr. Unsec’d. Notes
4.75%	04/15/13	NR		475	471,438

					522,578

Entertainment & Leisure
Ameristar Casinos, Inc.,
Gtd. Notes
9.25%	06/01/14	B2		500	549,375
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, 144A, PIK
13.00%	04/15/14	NR		347	325,780
Wallace Theater Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.50%(c)	06/15/13	CCC(d)		400	406,000

					1,281,155

Financial — Bank & Trust — 1.1%
Abbey National Treasury Services PLC, (United Kingdom)
Covered Bonds
3.125%	06/30/14	Aaa	EUR	3,100	4,314,220
Covered Bonds, MTN
3.625%	10/05/17	Aaa	EUR	800	1,069,641
ABN Amro Bank NV,
Covered Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	300	429,906
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		400	414,230
Ally Credit Canada Ltd.,
Gtd. Notes, MTN (Canada)
6.00%	05/23/12	B3	EUR	900	1,299,070
Ally Financial, Inc.,
Gtd. Notes
6.00%	12/15/11	B1		110	112,475
6.875%	09/15/11	B1		500	509,375
6.875%	08/28/12	B1		1,300	1,365,000
Sr. Unsec’d. Notes
6.625%	05/15/12	B1		600	618,340
6.875%	09/15/11	B1		500	509,411
Sr. Unsec’d. Notes, MTN
5.375%	06/06/11	B1	EUR	1,400	1,990,023
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A (Chile)
4.125%	10/07/20	Aa3		600	556,789
Bank of Scotland PLC,
Covered Bonds, MTN (United Kingdom)
4.375%	07/13/16	Aaa	EUR	100	141,940
BNP Paribas Home Loan Covered Bonds SA,
Covered Bonds, MTN (France)
3.00%	07/23/13	AAA(d)	EUR	300	427,631
4.75%	05/28/13	Aaa	EUR	200	296,151
BPCE SA, (France)
Jr. Sub. Notes
9.00%(c)	03/29/49	Baa3	EUR	400	581,333
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	Aa3		1,500	1,487,829
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)		300	323,039
Cie de Financement Foncier,
Covered Bonds, 144A (France)
1.625%	07/23/12	Aaa		1,600	1,603,478
2.125%	04/22/13	Aaa		1,600	1,613,458
2.50%	09/16/15	Aaa		900	871,488
Citigroup, Inc.,
Sr. Sub. Notes
0.58%(c)	06/09/16	Baa1		900	847,109
Sr. Unsec’d. Notes
5.25%	02/27/12	A3		300	311,636

5.50%	10/15/14	A3		400	431,440
Sr. Unsec’d. Notes, MTN
0.905%(c)	08/10/11	A3	GBP	100	159,745
1.284%(c)	02/09/16	Aa3	EUR	200	264,253
6.40%	03/27/13	A3	EUR	100	149,166
7.375%	06/16/14	A3	EUR	2,400	3,730,292
Compagnie de Financement Foncier,
Covered Bonds, MTN (France)
4.00%	07/21/11	Aaa	EUR	100	142,701
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.71%(c)	03/05/13	Aa1		300	297,973
0.784%(c)	04/29/14	Aa1		1,500	1,491,415
2.75%	01/10/14	Aa1		4,700	4,688,842
2.75%	04/29/14	Aa1		1,400	1,391,050
DnB NOR Boligkreditt, (Norway)
Covered Bonds, 144A
2.10%	10/14/16	Aaa		1,200	1,161,408
Covered Bonds, MTN
2.375%	07/20/16	Aaa	EUR	100	134,134
4.625%	07/03/13	Aaa	EUR	800	1,169,468
Export-Import Bank of Korea,
Sr. Unsec’d. Notes (South Korea)
1.36%(c)	03/13/12	A1		800	799,609
5.125%	06/29/20	A1		500	504,390
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
6.461%(c)	11/29/49	BB(d)	GBP	100	137,962
HBOS Euro Finance LP,
Ltd. Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	A1	EUR	300	391,145
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.653%(c)	07/19/12	A3		500	498,502
IKB Deutsche Industriebank AG,
Gov’t. Liquid Gtd. Notes (Germany)
2.875%	01/27/12	Aaa	EUR	1,600	2,290,940
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.523%(c)	06/24/14	AAA(d)	AUD	1,200	1,249,636
ING Bank NV, (Netherlands)
Covered Bonds, 144A
2.50%	01/14/16	Aaa		1,100	1,062,068
Sr. Unsec’d. Notes, 144A
1.107%(c)	03/30/12	Aa3		1,300	1,303,873
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	710,678
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes
4.875%	01/21/16	Aa3		1,300	1,340,461
Jr. Sub. Notes, 144A
12.00%(c)	12/29/49	BB+(d)		200	232,659
Sr. Unsec’d. Notes
2.653%(c)	01/24/14	Aa3		1,400	1,435,155
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.803%(c)	07/08/14	Aaa		2,000	2,020,024
NIBC Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
2.80%	12/02/14	Aaa		1,500	1,549,953
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	A2		500	651,250
Royal Bank of Scotland Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.571%(c)	03/30/12	Aaa		2,700	2,703,977
Jr. Sub. Notes, 144A
6.99%	10/29/49	A1		400	357,500
Royal Bank of Scotland PLC (The), (United Kingdom)
Bank Gtd. Notes
4.875%	03/16/15	Aa3		300	311,812
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		1,500	1,509,214
3.00%	12/09/11	Aaa		100	101,795
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	Aaa	EUR	500	717,463
4.375%	03/27/12	AAA(d)	AUD	400	409,985
Gtd. Notes
2.733%(c)	08/23/13	Aa3		2,600	2,670,559
Gtd. Notes, MTN
2.75%	06/18/13	Aaa	EUR	900	1,268,001
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.107%(c)	03/30/12	Aa2		1,100	1,089,762
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	AAA(d)	EUR	300	436,446
Stadshypotek AB,
Covered Bonds, 144A (Sweden)
0.857%(c)	09/30/13	Aaa		600	600,006
1.45%	09/30/13	Aaa		600	598,615
State Bank of India,
Sr. Unsec’d. Notes, 144A (India)
4.50%	07/27/15	Baa2		3,000	3,059,611
Suncorp Group Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
5.378%(c)	09/11/13	Aaa	AUD	1,000	1,036,596
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	700	1,172,135
Swedbank Hypotek AB,
Covered Bonds, MTN (Sweden)
4.625%	05/23/11	Aaa	EUR	100	142,312
Wachovia Corp., Sr. Unsec’d. Notes, MTN
1.244%(c)	02/13/14	A1	EUR	1,200	1,662,688
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.50%(c)	12/14/12	Aaa		3,100	3,100,741
3.585%	08/14/14	Aaa		400	419,675
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		200	203,865

WM Covered Bond Program,
Covered Bonds, MTN
3.875%	09/27/11	AA(d)	EUR	1,700	2,425,489
4.375%	05/19/14	AA(d)	EUR	300	434,908

					79,516,919

Financial Services — 0.3%
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		200	188,000
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.751%(c)	05/07/12	A2		1,300	1,295,775
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Ba2		100	102,908
7.50%	08/01/12	Ba2		800	853,013
9.875%	08/10/11	Ba2		1,100	1,131,313
General Electric Capital Corp.,
FDIC Gtd. Notes, MTN
0.309%(c)	12/21/12	Aaa		3,000	3,005,541
0.481%(c)	06/01/12	Aaa		3,500	3,509,520
Sr. Unsec’d. Notes, MTN
0.309%(c)	09/20/13	Aa2		1,300	1,277,929
Interoceanica IV Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
6.611%(s)	11/30/18	Baa3		272	213,173
Interoceanica V Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
8.701%(s)	05/15/30	NR		400	118,200
LBG Capital No. 1 PLC,
Bank Gtd. Notes (United Kingdom)
8.50%	12/14/49	BB-(d)		300	281,007
11.04%	03/19/20	Ba3	GBP	800	1,398,871
LBG Capital No. 2 PLC,
Bank Gtd. Notes (United Kingdom)
7.625%	12/09/19	Ba2	GBP	900	1,328,285
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates., 144A (Cayman Islands)
5.48%(s)	05/31/18	Baa3		403	332,885
Temasek Financial I Ltd., (Singapore)
Gtd. Notes
5.375%	11/23/39	Aaa		400	413,496
Gtd. Notes, 144A
4.30%	10/25/19	Aaa		250	251,747
5.375%	11/23/39	Aaa		250	258,435
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		1,200	1,284,000
7.25%	02/02/20	Baa2		800	880,000
7.875%	03/13/18	Baa2		2,800	3,206,000

					21,330,098

Food Products
AmeriQual Group LLC and AmeriQual Finance Corp.,
Sr. Sec’d. Notes, 144A
9.50%	04/01/12	Caa2		310	310,000
WM Wrigley Jr. Co.,
Sec’d. Notes, 144A
1.684%(c)	06/28/11	Baa2		500	500,259

					810,259

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.45%	06/15/14	Ba1		500	533,627
Merge Healthcare, Inc.,
Sr. Sec’d. Notes
11.75%	05/01/15	B2		255	275,400
Rotech Healthcare, Inc.,
Gtd. Notes
9.50%	04/01/12	NR		100	100,063

					909,090

Healthcare Providers & Services
Adcare Health Systems,
Unsec’d. Notes(g)
10.00%	10/26/13	NR		200	215,563
Oncology, Inc., Escrow
Zero	12/31/11	NR		621	—

					215,563

Holding Companies — Diversified
Hutchison Whampoa International Ltd.,
Gtd. Notes (Cayman Islands)
5.75%	09/11/19	A3		1,400	1,505,966
Sinochem Overseas Capital Co. Ltd.,
Gtd. Notes, 144A (British Virgin Islands)
4.50%	11/12/20	Baa1		800	757,818

					2,263,784

Hotels, Restaurants & Leisure
Mandalay Resort Group,
Gtd. Notes
6.375%	12/15/11	Caa1		375	379,687

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		100	107,625
Jr. Sub. Notes
5.75%(c)	03/15/67	Baa2	GBP	400	551,848
8.625%(c)	05/22/68	Baa2	GBP	1,100	1,839,627
Sr. Unsec’d. Notes
6.25%	05/01/36	Baa1		800	791,069
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	Baa1		100	104,164

					3,394,333

Internet Software & Services
Friendfinder.Net,
Notes
11.50%	04/30/14	NR		225	180,000
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes
12.00%	06/15/17	B1		20	24,700

					204,700

Investment Companies
Allied Capital Corp.,
Sr. Notes
6.00%	04/01/12	Ba1		175	175,360

FIH Erhvervsbank A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
2.00%	06/12/13	Aaa		100	101,666
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.50%	08/01/15	B3		255	283,050

					560,076

Manufacturing
Park-Ohio Industries, Inc.,
Gtd. Notes
8.375%	11/15/14	B3		225	231,844

Media
Columbus International, Inc.,
Sr. Sec’d. Notes, 144A (Barbados)
11.50%	11/20/14	B2		700	806,750
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2		300	267,000
Videotron Ltee,
Gtd. Notes (Canada)
6.875%	01/15/14	Ba1		100	101,375

					1,175,125

Metals & Mining — 0.2%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1		900	994,500
ALROSA Finance SA,
Gtd. Notes, 144A (Luxembourg)
7.75%	11/03/20	Ba3		900	961,740
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes (Chile)
5.625%	09/21/35	A1		600	615,060
CSN Islands IX Corp.,
Gtd. Notes (Cayman Islands)
10.00%	01/15/15	Ba1		700	845,250
CSN Islands XI Corp., (Cayman Islands)
Gtd. Notes(g)
6.875%	09/21/19	Ba1		1,800	1,998,000
Gtd. Notes, 144A
6.875%	09/21/19	Ba1		2,000	2,220,000
Gerdau Holdings, Inc.,
Gtd. Notes, 144A
7.00%	01/20/20	BBB-(d)		300	332,250
Gold Fields Orogen Holding BVI Ltd.,
(British Virgin Islands)
Gtd. Notes
4.875%	10/07/20	Baa3		200	191,928
Gtd. Notes, 144A
4.875%	10/07/20	Baa3		900	863,674
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (British Virgin Islands)
7.25%	10/20/17	BBB-(d)		2,100	2,362,500
Jaguar Mining, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
5.50%	03/31/16	NR		500	510,000
Severstal OAO Via Steel Capital SA,
Notes (Luxembourg)
6.70%	10/25/17	Ba3		500	510,000
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
4.625%	09/15/20	Baa2		500	486,440
6.875%	11/10/39	Baa2		1,300	1,389,564
8.25%	01/17/34	Baa2		1,200	1,461,128

					15,742,034

Multiline Retail
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		1,000	1,117,500

Oil, Gas & Consumable Fuels — 0.8%
Black Elk Energy Offshore Operations LLC / Black Elk Finance Corp.,
Sr. Sec’d. Notes, 144A
13.75%	12/01/15	Caa2		600	612,000
BP Capital Markets PLC, (United Kingdom)
Gtd. Notes
3.125%	10/01/15	A2		1,000	1,005,591
Gtd. Notes, MTN
3.83%	10/06/17	A2	EUR	100	139,923
Compton Petroleum Finance Corp.,
Gtd. Notes (Canada)
10.00%	09/15/11	NR		425	382,500
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2		4,100	4,725,250
Floatel Superior Ltd.,
Sec’d. Notes (Bermuda)
13.00%	09/02/15	NR		200	219,000
Gazprom Via Gaz Capital SA, (Luxembourg)
Gtd. Notes
8.146%	04/11/18	A3		4,000	4,705,000
Sec’d. Notes
8.125%	07/31/14	Baa1		500	571,000
Sr. Unsec’d. Notes, 144A
5.092%	11/29/15	Baa1		1,500	1,565,700
Golden Close Maritime Corp.,
Sr. Sec’d. Notes, MTN (Bermuda)
11.00%	12/09/15	NR		300	324,000
Indian Oil Corp Ltd.,
Unsec’d. Notes (India)
4.75%	01/22/15	Baa3		900	931,285
Interoil Exploration and Production ASA,
Sr. Unsec’d. Notes (Norway)
15.00%	03/14/14	NR	NOK	1,000	189,856
KazMunayGas National Co., (Kazakhstan)
Notes
7.00%	05/05/20	Baa2		3,200	3,448,000
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3		4,300	4,439,750
7.00%	05/05/20	Baa3		900	969,750
Massey Energy Co.,
Gtd. Notes
6.875%	12/15/13	B2		527	537,540
Nakilat, Inc.,
Sr. Sec’d. Notes (Qatar)(g)
6.067%	12/31/33	Aa2		100	99,500
Novatek Finance Ltd.,
Notes, 144A (Ireland)
6.604%	02/03/21	Baa3		1,200	1,260,007
Panoro Energy ASA,
Sr. Sec’d. Notes, 144A (Norway)
12.00%	11/15/18	NR		300	324,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.50%	02/24/25	Baa1	EUR	300	409,895
5.75%	03/01/18	Baa1		400	423,199
6.625%	06/15/35	Baa1		2,400	2,407,471
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	Baa1		1,700	1,710,455
5.375%	01/27/21	Baa1		300	300,905
6.875%	01/20/40	Baa1		400	418,881
7.875%	03/15/19	Baa1		3,330	3,909,703

Petroleos de Venezuela SA, (Venezuela)
Gtd. Notes
5.50%	04/12/37	B+(d)		200	91,300
8.50%(g)	11/02/17	B+(d)		600	424,200
Sr. Unsec’d. Notes
4.90%	10/28/14	NR		900	661,500
5.00%	10/28/15	NR		900	598,500
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1		4,300	4,364,500
8.00%	05/03/19	Baa1		2,900	3,482,900
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes (Trinidad & Tobago)
9.75%	08/14/19	Baa3		2,000	2,425,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		13	13,092
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
5.25%	08/12/19	A-(d)		400	425,145
Polarcus Alima A/S,
Sr. Sec’d. Notes (Norway)
12.50%	10/29/15	NR		400	422,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Sr. Sec’d. Notes (Qatar)(g)
5.298%	09/30/20	Aa3		1,244	1,290,956
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
Sr. Sec’d. Notes (Qatar)(g)
6.75%	09/30/19	Aa2		2,500	2,809,335
Sevan Marine ASA,
Sr. Unsec’d. Notes (Norway)
14.00%	12/22/14	NR	NOK	1,500	275,304
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)(g)
6.124%	11/15/14	Baa3		801	844,576
Transocean, Inc.,
Gtd. Notes (Cayman Islands)
4.95%	11/15/15	Baa3		300	317,043

					54,475,512

Paper & Forest Products
Appleton Papers, Inc.,
Sec’d. Notes
11.25%	12/15/15	B3		255	247,350
Celulosa Arauco y Constitucion SA, (Chile)
Sr. Unsec’d. Notes
7.25%	07/29/19	Baa2		400	461,058
Sr. Unsec’d. Notes, 144A
5.00%	01/21/21	Baa2		100	98,202
Sino-Forest Corp., (Canada)
Gtd. Notes(g)
6.25%	10/21/17	Ba2		200	191,738
Gtd. Notes, 144A
6.25%	10/21/17	Ba2		700	680,750

					1,679,098

Pharmaceuticals
KV Pharmaceutical Co.,
Sr. Sec’d. Notes, 144A
12.00%	03/15/15	NR		700	679,000

Real Estate
Qatari Diar Finance QSC,
Gov’t. Gtd. Notes (Qatar)
5.00%	07/21/20	Aa2		1,500	1,483,125
Sigma Capital Pte Ltd.,
Gtd. Notes (Singapore)
9.00%	04/30/15	B1		400	430,960

					1,914,085

Real Estate Investment Trusts
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.75%	11/09/15	BB+(d)		255	265,200

Retail & Merchandising
Dollar General Corp.,
Gtd. Notes
10.625%	07/15/15	B1		510	548,250
Sally Holdings LLC / Sally Capital, Inc.,
Gtd. Notes
9.25%	11/15/14	B3		755	791,806

					1,340,056

Savings & Loan — 0.1%
Nationwide Building Society, (United Kingdom)
Covered Bonds
2.875%	09/14/15	Aaa	EUR	400	545,648
5.50%	07/18/12	Aaa		600	629,834
Covered Bonds, 144A(g)
5.50%	07/18/12	Aaa		1,300	1,364,165
Covered Bonds, MTN
4.125%	02/27/12	Aaa	EUR	400	576,799
4.625%	09/13/12	Aaa	EUR	1,000	1,452,572

					4,569,018

Semiconductors & Semiconductor Equipment
STATS ChipPAC Ltd.,
Gtd. Notes, 144A (Singapore)
5.375%	03/31/16	Ba1		1,500	1,503,328

Telecommunications — 0.1%
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,250,909
Global Crossing UK Finance PLC,
Sr. Sec’d. Notes (United Kingdom)
10.75%	12/15/14	B3		200	208,000
Interactive Network, Inc., / Friendfinder Networks, Inc.,
Gtd. Notes, 144A
14.00%	09/30/13	B(d)		110	116,807
KT Corp., (South Korea)
Sr. Notes
4.875%	07/15/15	A3		140	146,298
Sr. Unsec’d. Notes
5.875%	06/24/14	A3		460	496,821
Primus Telecommunications Holding, Inc., / Primus Telecommunications Canada Inc.,
Sr. Sec’d. Notes, 144A
13.00%	12/15/16	Caa1		125	138,750
Qtel International Finance Ltd.,
Gtd. Notes, 144A (Bermuda)
4.75%	02/16/21	A2		750	699,375
Satelites Mexicanos SA de CV,
Sr. Sec’d. Notes (Mexico)
9.555%(c)	11/30/11	NR		925	929,625

Securus Technologies, Inc.,
17.00%	05/30/15	NR		218	220,205
17.00%	07/30/15	NR		125	126,057
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC,
Notes, 144A (Ireland)
6.493%	02/02/16	Ba3		300	300,375
7.748%	02/02/21	Ba3		300	315,000
WCP Wireless Site Funding LLC / WCP Wireless Site Re Funding LLC,
Sec’d. Notes, 144A
6.829%	11/15/40	NR		375	373,621

					5,321,843

Textiles, Apparel & Luxury Goods
Broder Brothers Co.,
Sr. Unsec’d. Notes, 144A, PIK
12.00%	10/15/13	NR		475	475,000
Empire Today LLC / Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3		325	344,500
Unifi, Inc.,
Sr. Sec’d. Notes
11.50%	05/15/14	Caa1		326	338,632

					1,158,132

Transportation
Aviation Capital Group,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BBB-(d)		900	939,356
DP World Ltd.,
Sr. Unsec’d. Notes (United Arab Emirates)
6.85%	07/02/37	Baa3		300	276,000
Ship Finance International Ltd.,
Gtd. Notes (Bermuda)
8.50%	12/15/13	B1		375	380,625
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.50%	04/15/15	Caa1		225	217,125

					1,813,106

Utilities
Korea Electric Power Corp.,
Sr. Unsec’d. Notes, 144A (South Korea)
3.00%	10/05/15	A1		400	388,885

Wireless Telecommunication Services
Digital Angel,
Notes(g)
16.00%	07/01/12	NR		137	135,992

TOTAL CORPORATE BONDS
(cost $322,938,645)					334,248,316

MUNICIPAL BONDS — 0.1%

California — 0.1%

City of Riverside,
Revenue Bonds
7.455%	10/01/30	AA-(d)		600	597,888
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		600	601,992
Orange County Local Transportation Authority,
Revenue Bonds
6.908%	02/15/41	Aa2		600	670,842
State of California,
General Obligation Bonds
7.60%	11/01/40	A1		600	657,498
University of California Regents Medical Center, Series F,
Revenue Bonds
6.583%	05/15/49	Aa2		300	295,581
University of California,
Revenue Bonds
6.398%	05/15/31	Aa2		100	98,738
6.548%	05/15/48	Aa2		200	196,384

					3,118,923

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	A2		700	658,098

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.102%	01/01/41	A3		600	645,234

Texas
State of Texas,
General Obligation Bonds
5.517%	04/01/39	Aaa		700	706,783

TOTAL MUNICIPAL BONDS (cost $5,000,415)					5,129,038

FOREIGN GOVERNMENT BONDS — 3.2%

Australia Government,
Sr. Unsec’d. Notes (Australia)
2.50%	09/20/30	Aaa	AUD	200	203,976
3.00%	09/20/25	Aaa	AUD	600	673,995
4.00%	08/20/20	Aaa	AUD	200	339,102
Banco Nacional de Desenvolvimento Economico e Social, (Brazil)
Bonds
4.125%	09/15/17	Baa2	EUR	400	541,084
Sr. Unsec’d. Notes
6.369%	06/16/18	Baa3		1,500	1,631,250
6.50%	06/10/19	Baa2		200	218,000
Bundesobligation,
Bonds (Germany)
3.50%	04/12/13	Aaa	EUR	2,200	3,223,239
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	07/04/13	Aaa	EUR	2,000	2,951,334
3.75%	01/04/15	Aaa	EUR	700	1,041,826
4.25%	07/04/18	Aaa	EUR	2,100	3,196,725
6.50%	07/04/27	Aaa	EUR	1,400	2,624,509
Canada Housing Trust No 1,
Gov’t. Gtd. Notes (Canada)
2.45%	12/15/15	Aaa	CAD	900	908,910
Canadian Government,
Bonds (Canada)
1.50%	12/01/12	Aaa	CAD	5,100	5,243,084
1.75%	03/01/13	AAA(d)	CAD	8,300	8,551,697
2.50%	09/01/13	Aaa	CAD	3,200	3,339,981
FMS Wertmanagement,
Gov’t. Liquid Gtd. Notes (Germany) (original cost $2,132,734; purchased 01/13/11)(f)(g)
1.012%(c)	01/20/14	Aaa	EUR	1,600	2,264,990
France Government,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	2,700	3,946,189
4.00%	04/25/18	Aaa	EUR	1,500	2,212,714
4.25%	10/25/18	AAA(d)	EUR	5,700	8,518,092
4.25%	10/25/23	Aaa	EUR	1,200	1,762,025

French Treasury Note,
Notes (France)
3.75%	01/12/13	Aaa	EUR	2,200	3,220,994
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba2		200	225,818
Instituto de Credito Oficial,
Gov’t. Gtd. Notes (Spain)(g)
2.941%(c)	03/25/14	Aa2	EUR	2,400	3,397,353
Italy Buoni Poliennali del Tesoro, TIPS,
Bonds (Italy)
2.10%	09/15/16	NR		500	726,726
Italy Buoni Poliennali del Tesoro,
Bonds (Italy)
4.75%	02/01/13	Aa2	EUR	7,800	11,459,794
Kingdom of Bahrain,
Sr. Unsec’d. Notes (Bahrain)
5.50%	03/31/20	BBB(d)		800	762,000
Korea Housing Finance Corp., Covered Bonds
4.125%	12/15/15	Aa3		1,800	1,832,507
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	A(d)	MXN	5,000	396,529
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19	Aaa	EUR	2,300	3,389,927
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	700	760,414
New Zealand Government Bond,
Sr. Unsec’d. Notes (New Zealand)
5.00%	03/15/19	Aaa	NZD	2,000	1,478,735
6.00%	05/15/21	Aaa	NZD	2,800	2,188,329
Penerbangan Malaysia Berhad,
Gov’t. Gtd. Notes (Malaysia)
5.625%	03/15/16	A3		500	551,645
Province of Ontario Canada,
Notes (Canada)
4.50%	12/02/12	Aa1	CAD	2,300	2,472,874
Rebublic of Panama,
Sr. Unsec’d. Notes (Panama)
5.20%	01/30/20	Baa3		2,000	2,120,000
8.125%	04/28/34	Baa3		2,000	2,540,000
9.375%	04/01/29	Baa3		1,300	1,805,804
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		7,900	8,749,250
7.125%	01/20/37	Ba1		2,900	3,429,250
Republic of Colombia,
Sr. Unsec’d. Notes (Colombia)
2.117%(c)	11/16/15	Ba1		300	309,000
7.375%	01/27/17	Ba1		2,000	2,360,000
7.375%	03/18/19	Ba1		3,600	4,320,000
7.375%	09/18/37	Ba1		5,200	6,175,000
8.125%	05/21/24	Ba1		100	126,650
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		2,700	3,165,750
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2		500	565,000
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
5.875%	03/13/20	Ba1		2,800	2,985,500
6.875%	03/09/17	Ba1		3,000	3,405,000
6.875%	01/17/18	Ba1		1,400	1,585,500
7.75%	01/17/38	Ba3		2,800	3,339,000
8.50%	10/12/35	Ba3		300	386,250
10.375%	05/04/14	Ba3		170	206,763
11.625%	03/04/19	Ba1		800	1,148,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19	Baa3		4,000	4,720,000
7.35%	07/21/25	Baa3		2,100	2,495,850
8.75%	11/21/33	Baa3		639	857,857
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	01/15/32	B1		3,900	4,109,625
6.375%	10/23/34	Ba3		4,000	4,210,000
6.50%	01/20/20	Ba3		400	450,000
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19	A2		4,650	5,174,241
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3		1,500	1,588,125
6.50%	06/02/14	Baa1		1,350	1,503,225
6.875%	05/27/19	A3		300	348,375
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
5.625%	03/30/21	Ba2		600	612,000
6.75%	05/30/40	Ba2		3,400	3,527,500
7.00%	09/26/16	Ba2		500	566,250
7.00%	03/11/19	Ba2		3,500	3,955,000
7.00%	06/05/20	Ba2		2,600	2,938,000
7.25%	03/15/15	Ba2		800	907,000
7.50%	07/14/17	Ba2		200	232,000
7.50%	11/07/19	Ba2		8,000	9,320,000
Republic of Uruguay, (Uruguay)
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba1		600	690,000
Unsec’d. Notes
8.00%	11/18/22	B1		1,000	1,245,000
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa2		15,830	18,451,340
Russian Foreign Bond, (Russia)
Notes
3.625%	04/29/15	Baa1		4,000	4,045,000
Unsub. Notes
7.50%	03/31/30	Baa1		2,526	2,951,397
State of Qatar,
Sr. Unsec’d. Notes (Qatar)
4.00%	01/20/15	Aa2		100	103,250
5.25%	01/20/20	Aa2		4,200	4,359,600
6.40%	01/20/40	Aa2		100	105,250
6.55%	04/09/19	Aa2		100	112,750
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	03/07/36	Aaa	GBP	1,900	2,994,292
4.50%	03/07/19	Aaa	GBP	600	1,033,242
4.50%	09/07/34	Aaa	GBP	400	653,401
United Mexican States, (Mexico)
Sr. Unsec’d. Notes
5.625%	01/15/17	Baa1		200	220,600
5.75%	10/12/2110	Baa1		500	450,114
6.05%	01/11/40	Baa1		2,000	2,060,000
Sr. Unsec’d. Notes, MTN
5.50%	02/17/20	Baa1	EUR	100	150,577
6.75%	09/27/34	Baa1		2,000	2,259,900

Venezuela Government International,
Sr. Unsec’d. Notes (Venezuela)
7.65%	04/21/25	B2		2,150	1,311,500
7.75%	10/13/19	B2		4,800	3,295,200
8.25%	10/13/24	B2		7,850	5,055,400
8.50%	10/08/14	B2		200	182,400
9.00%	05/07/23	B2		1,400	959,000
9.25%	05/07/28	B2		600	406,500
9.375%	01/13/34	B2		100	68,000
12.75%	08/23/22	B2		100	86,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $234,336,916)					235,743,345

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%

American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		772	797,294
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.44%(c)	05/25/46	Ca		217	130,402
Series 2006-4, Class 1A12
0.46%(c)	10/25/46	Ca		291	164,107
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.96%(c)	09/25/45	Ba3		34	29,644
Araan Residential Mortgages PLC,
Series 2010-1A, Class A1B
2.291%(c)	05/16/47	Aaa	EUR	464	656,477
Arkle Master Issuer PLC, (United Kingdom)
Series 2006-1A, Class 4A2, 144A
0.404%(c)	02/17/52	Aaa		1,200	1,191,300
Series 2010-1A, Class 2A, 144A
1.464%(c)	05/17/60	Aaa		400	400,374
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.75%	11/25/35	B1		562	553,317
Series 2006-I, Class 4A1
5.948%(c)	10/20/46	CCC(d)		380	259,826
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.926%(c)	05/25/35	Caa2		500	398,500
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.875%(c)	10/25/33	Aaa		138	141,190
Series 2004-10, Class 13A1
4.827%(c)	01/25/35	A1		33	30,600
Series 2005-1, Class 2A1
2.783%(c)	03/25/35	Caa2		66	54,144
Series 2005-8, Class A3, 144A
5.136%(c)	08/25/35	A1		500	500,595
Series 2005-10, Class A2
2.861%(c)	10/25/35	BB+(d)		500	469,388
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
5.089%(c)	11/25/36	Caa3		228	143,356
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.00%	04/25/37	B3		513	504,958
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.65%(c)	10/25/35	BB+(d)		517	442,467
Series 2007-10, Class 22AA
5.77%(c)	09/25/37	CCC(d)		337	238,900
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.464%(c)	07/20/46	Ca		293	130,831
Series 2006-OA17, Class 1A1A
0.449%(c)	12/20/46	Ca		336	191,483
Series 2007-OA4, Class A1
0.42%(c)	05/25/47	Ca		656	438,481
Series 2007-OA6, Class A1B
0.45%(c)	06/25/37	Caa3		469	287,397
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.44%(c)	01/19/34	Aaa		168	163,053
Series 2004-12, Class 12A1
2.969%(c)	08/25/34	Caa1		237	201,435
Crusade Global Trust,
Series 2005-1, Class A3 (Australia)
4.987%(c)	06/17/37	Aaa	AUD	405	405,547
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A1, 144A
1.511%(c)	06/28/47	AAA(d)		81	80,808
Eurosail PLC,
Series 2006-4X, Class A3A (United Kingdom)
1.34%(c)	12/10/44	Aaa	EUR	481	572,168
Fannie Mae,
Series 2006-11, Class F
1.05%(c)	02/25/36	Aaa		93	93,345
Series 2010-115, Class FN
0.75%(c)	10/25/40	Aaa		965	963,995
Series 2010-123, Class FK
0.70%(c)	11/25/40	Aaa		1,151	1,147,711
Series 2010-123, Class FL
0.68%(c)	11/25/40	Aaa		1,149	1,146,119
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.746%(c)	11/29/37	NR		1,653	1,653,309
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.605%(c)	11/15/31	Aaa		302	276,011
Freddie Mac,
Series 2011-3, Class FA
0.93%(c)	02/25/41	Aaa		771	772,622
Series 3172, Class FK
0.705%(c)	08/15/33	Aaa		883	883,192
Series 3397, Class FC
0.855%(c)	12/15/37	Aaa		765	767,403
Series 3738, Class FH
1.161%(c)	10/15/40	Aaa		1,993	1,975,491

Ginnie Mae,
Series 2007-8, Class FA
0.554%(c)	03/20/37	Aaa		1,154	1,145,039
Granite Mortgages PLC, (United Kingdom)
Series 2003-3, Class 3A
1.156%(c)	01/20/44	Aaa	GBP	1,284	1,978,013
Series 2004-3, Class 3A2
0.996%(c)	09/20/44	Aaa	GBP	1,483	2,279,804
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.99%(c)	03/25/33	Aaa		142	142,524
Series 2005-AR1, Class 1A1
3.044%(c)	01/25/35	BBB-(d)		43	40,324
Series 2005-AR3, Class 6A1
2.836%(c)	05/25/35	Caa2		398	332,088
Series 2005-AR6, Class 4A5
2.907%(c)	09/25/35	AA(d)		500	444,827
Series 2006-AR1, Class 2A1
2.784%(c)	01/25/36	B+(d)		13	10,726
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.534%(c)	02/19/36	Caa3		332	208,312
Series 2006-12, Class 2A2A
0.444%(c)	01/19/38	Caa3		240	156,937
Holmes Master Issuer PLC, (United Kingdom)
Series 2010-1A, Class A3, 144A
2.406%(c)	10/15/54	Aaa	EUR	1,100	1,562,991
Series 2011-1A Class A3
2.339%(c)	10/01/49	Aaa	EUR	2,000	2,841,246
Impac CMB Trust,
Series 2004-11, Class 2A1
0.91%(c)	03/25/35	Caa2		378	294,063
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.062%(c)	11/25/35	Caa1		140	121,522
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.44%(c)	09/25/46	Caa2		252	149,038
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.142%(c)	08/25/35	B+(d)		106	91,499
Series 2007-A1, Class 1A1
3.006%(c)	07/25/35	Ba3		136	132,899
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (United Kingdom)
1.456%(c)	12/15/49	AA-(d)	GBP	638	869,397
Maxis Loans Securitisation,
Series 2009-1, Class A1 (Australia)
6.595%(c)	09/12/39	AAA(d)	AUD	284	295,497
Medallion Trust,
Series 2005-1G, Class A2 (Australia)
4.99%(c)	05/10/36	Aaa	AUD	372	373,429
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		46	42,170
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.416%(c)	04/25/37	CCC(d)		14	9,908
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.305%(c)	02/25/33	AAA(d)		127	121,612
Series 2005-A10, Class A
0.46%(c)	02/25/36	B2		135	102,934
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.50%	08/25/35	B2		345	338,758
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.709%(c)	10/07/20	Aaa		372	372,827
Series 2010-R2, Class 2A
0.71%(c)	11/05/20	Aaa		6,063	6,052,695
Series 2010-R3, Class 1A
0.819%(c)	12/08/20	Aaa		194	195,148
Series 2010-R3, Class 2A
0.819%(c)	12/08/20	Aaa		1,749	1,757,936
Series 2011-R1, Class 1A
0.709%(c)	01/08/20	Aaa		688	688,447
Newgate Funding PLC, (United Kingdom)
Series 2007-3X, Class A3
1.806%(c)	12/15/50	Aa2	GBP	1,100	1,309,695
Series 2007-3X, Class BA
2.056%	12/15/49	A3	GBP	300	303,837
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.50%(c)	08/25/37	Caa3		765	513,279
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	BB(d)		24	25,231
RMAC Securities PLC,
Series 2006-NS2X, Class A2C (United Kingdom)
1.325%(c)	06/12/44	Aa1	EUR	1,109	1,305,197
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.604%(c)	07/20/33	Aaa		303	288,952
Series 2007-3, Class 1A1
0.454%(c)	07/20/36	B1		178	146,688
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.504%(c)	07/19/35	A1		687	601,843
Series 2006-AR6, Class 2A1
0.44%(c)	07/25/46	Caa3		328	201,791
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.22%(c)	11/07/40	AAA(d)	AUD	392	404,499

Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.164%(c)	10/25/43	AAA(d)	142	132,604
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.696%(c)	06/25/33	Aaa	113	107,465
Series 2005-AR10, Class 3A1
5.504%(c)	08/25/35	BB(d)	44	39,026
Series 2005-AR12, Class 1A6
2.725%(c)	10/25/35	BBB-(d)	600	511,128
Series 2005-AR14, Class 2A1
5.254%(c)	12/25/35	BBB+(d)	407	377,048
Series 2006-AR7, Class 3A
2.984%(c)	07/25/46	B2	1,064	810,224
Series 2006-AR9, Class 1A
1.312%(c)	08/25/46	Caa3	351	228,095
Series 2006-AR10, Class 1A1
5.846%(c)	09/25/36	CCC(d)	12	9,259
Series 2006-AR14, Class 1A4
5.424%(c)	11/25/36	CCC(d)	654	509,544
Series 2007-HY1, Class 4A1
3.648%(c)	02/25/37	CCC(d)	324	258,095
Series 2007-HY2, Class 1A1
4.868%(c)	12/25/36	CCC(d)	16	12,695
Series 2007-OA1, Class A1A
1.012%(c)	02/25/47	Caa3	305	194,814
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
2.772%(c)	03/25/36	A(d)	789	701,577
Series 2006-AR6, Class 3A1
2.825%(c)	03/25/36	B3	465	412,073
Series 2006-AR10, Class 5A6
5.143%(c)	07/25/36	CCC(d)	15	11,993

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,166,489)				51,826,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%

Federal Home Loan Mortgage Corp., Notes
0.214%(c)	03/21/13		2,600	2,600,014
Federal National Mortgage Assoc.,
Notes
0.75%	12/18/13		1,800	1,772,615
1.25%	03/14/14		600	596,985
5.375%	04/11/22		100	104,269
6.00%	03/09/20		600	614,032
Small Business Administration Participation Certificates,
5.60%	09/01/28		550	604,156

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,281,903)				6,292,071

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.2%
Federal National Mortgage Assoc.
3.786%(c)	09/01/19		—(r)	536
4.00%	07/01/40-11/01/40		10,854	10,690,764
4.00%	TBA		5,000	4,917,190
5.50%	12/01/36		2,710	2,905,871

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $18,709,232)				18,514,361

U.S. TREASURY OBLIGATIONS — 2.2%

U.S. Treasury Inflationary Indexed Bonds, TIPS
0.50%	04/15/15		200	210,924
0.625%	04/15/13		1,700	1,853,417
1.125%	01/15/21		500	510,638
1.25%	04/15/14-07/15/20		21,800	23,118,030
1.625%	01/15/15-01/15/18		1,600	1,863,722
1.75%	01/15/28		5,200	5,570,448
1.875%	07/15/13-07/15/19		16,400	20,733,712
2.00%	04/15/12-01/15/26		24,000	29,517,191
2.375%	04/15/11-01/15/27		14,700	18,179,841
2.50%	07/15/16(k)		5,700	7,053,761
2.50%	01/15/29		3,650	4,240,198
2.625%	07/15/17(k)		5,600	6,833,027
3.00%	07/15/12		1,500	1,967,541
3.375%	01/15/12		7,400	9,616,551
3.625%	04/15/28		5,300	9,305,504
3.875%	04/15/29		5,300	9,499,179
U.S. Treasury Notes
0.375%	10/31/12		7,600	7,574,768
0.625%	01/31/13(h)(k)		3,500	3,493,711

TOTAL U.S. TREASURY OBLIGATIONS (cost $160,445,361)				161,142,163

TOTAL LONG-TERM INVESTMENTS (cost $5,389,191,434)				6,349,773,062

SHORT-TERM INVESTMENTS — 15.4%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 12.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $930,715,508; includes $147,373,825 of cash collateral for securities on loan)(b)(w)	930,715,508	930,715,508

		Principal
		Amount
		(000)#
U.S. TREASURY OBLIGATIONS(n) — 2.5%

U.S. Treasury Bills
0.004%	06/16/11	$300	299,953
0.071%	06/16/11	1,500	1,499,763
0.091%	06/16/11	400	399,937
0.105%	06/16/11(k)	10,000	9,998,420
0.116%	06/16/11	250	249,961
0.118%	06/16/11(k)	61,300	61,290,315
0.12%	08/18/11	2,000	1,998,958
0.125%	04/07/11(k)	35,000	34,999,270
0.125%	08/18/11	2,000	1,998,958
0.13%	06/16/11-08/18/11	6,000	5,997,963
0.13%	08/11/11(k)	2,000	1,999,084
0.135%	04/07/11-06/16/11	8,000	7,999,147
0.14%	04/07/11(k)	2,500	2,499,948
0.14%	09/08/11	3,740	3,737,509
0.146%	06/16/11	700	699,889
0.147%	04/14/11(k)	20,000	19,999,370
0.151%	06/16/11	4,500	4,499,289
0.156%	08/25/11	100	99,943
0.163%	09/22/11(k)	1,500	1,498,805
0.164%	09/01/11	2,800	2,798,275
0.17%	08/04/11(k)	521	520,801
0.175%	08/11/11	7,100	7,096,748
0.18%	07/14/11(k)	512	511,852
0.181%	06/16/11	13,000	12,997,946
0.185%	07/21/11(k)	681	680,786
0.186%	06/23/11	800	799,839
0.19%	07/07/11	15	14,996

TOTAL U.S. TREASURY OBLIGATIONS (cost $187,174,957)			187,187,725

REPURCHASE AGREEMENTS(m) — 0.3%

Barclays Capital, Inc., 0.13%, dated 03/31/11, due 04/01/11 due in the amount of $10,800,039		10,800	10,800,000
Credit Suisse Securities (USA) LLC, 0.14%, dated 03/31/11, due 04/01/11 due in the amount of $2,300,009		2,300	2,300,000
Credit Suisse Securities (USA) LLC, 0.14%, dated 03/31/11, due 04/01/11 due in the amount of $5,500,021		5,500	5,500,000

TOTAL REPURCHASE AGREEMENTS (cost $18,600,000)			18,600,000

CERTIFICATES OF DEPOSIT(n)
Banco Bradesco, 144A
1.35%	06/27/11	900	899,341
Itau Unibanco
1.35%	07/19/11	1,300	1,295,014
1.45%	06/13/11	800	798,097

TOTAL CERTIFICATES OF DEPOSIT (cost $2,989,461)			2,992,452

COMMERCIAL PAPER(n)
Vodafone Group PLC (cost $1,290,689)
0.88%	01/19/12	1,300	1,292,855

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*

Call Options
S&P 500 Index,
expiring 04/21/11, Strike Price $25.00		8	3,420
expiring 04/21/11, Strike Price $32.50		22	2,230
expiring 05/21/11, Strike Price $1,475.00		6	840
expiring 06/18/11, Strike Price $1,475.00		21	10,500

			16,990

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	2,200	15,171
S&P 500 Index,
expiring 06/18/11, Strike Price $1,050.00		42	126,000

			141,171

TOTAL OPTIONS PURCHASED (cost $192,724)			158,161

TOTAL SHORT-TERM INVESTMENTS (cost $1,140,963,339)			1,140,946,701

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—101.5% (cost $6,530,154,773)			7,490,719,763

OPTIONS WRITTEN*
Call Options
90 Day Euro Dollar Futures,
expiring 09/19/11, Strike Price $99.38		73,000	(42,887)
expiring 09/19/11, Strike Price $99.38		7,000	(4,112)
5 Year CDX North America IG 15,
expiring 06/15/11, Strike Price $0.80	Barclays Capital Group	100	(174)
expiring 06/15/11, Strike Price $0.80	Morgan Stanley	100	(174)
expiring 09/21/11, Strike Price $0.80	BNP Paribas	1,200	(2,772)
10 Year U.S. Treasury Note Futures,
expiring 05/20/11, Strike Price $122.00		3,300	(8,766)
expiring 05/20/11, Strike Price $122.00		3,000	(7,969)
Cephalon, Inc.,
expiring 05/21/11, Strike Price $65.00		4	(46,000)
Currency Option USD vs CLP,
expiring 04/05/11, @ FX Rate 511.50	Citigroup Global Markets	500	(3)
expiring 04/05/11, @ FX Rate 511.50	JPMorgan Chase	500	(3)
expiring 04/05/11, @ FX Rate 511.50	Morgan Stanley	500	(3)
Currency Option USD vs KRW,
expiring 04/14/11, @ FX Rate 1,180.00	Citigroup Global Markets	1,100	(167)
expiring 04/14/11, @ FX Rate 1,180.00	Royal Bank of Scotland	1,200	(182)
Currency Option USD vs MXN,
expiring 04/12/11 @ FX Rate 12.80	JPMorgan Chase	1,600	(211)
Genzyme Corp.,
expiring 07/16/11, Strike Price $75.00		4	(5,400)
Option on forward 1 year swap rate,
expiring 10/11/11, Strike Price $—(q)	Goldman Sachs & Co.	900	(7,544)
expiring 10/11/11, Strike Price $—(q)	JPMorgan Chase	1,000	(8,383)
expiring 10/11/11, Strike Price $—(q)	JPMorgan Chase	700	(5,868)
expiring 10/11/11, Strike Price $—(q)	Morgan Stanley	1,100	(9,221)
Option on forward 2 year swap rate,
expiring 10/11/11, Strike Price $—(q)	Morgan Stanley	2,100	(37,129)
expiring 11/14/11, Strike Price $—(q)	Morgan Stanley	2,400	(42,327)
expiring 11/14/11, Strike Price $—(q)	Morgan Stanley	3,500	(61,727)
S&P 500 Index,
expiring 05/21/11, Strike Price $1,375.00		6	(45,080)
expiring 06/18/11, Strike Price $1,375.00		21	(329,700)

			(665,802)

Put Options
90 Day Euro Dollar Futures,
expiring 09/19/11, Strike Price $99.38		73,000	(12,775)
expiring 09/19/11, Strike Price $99.38		7,000	(1,225)

5 Year CDX North America IG 15,
expiring 06/15/11, Strike Price $1.20	Barclays Capital Group		100	(102)
expiring 06/15/11, Strike Price $1.20	Morgan Stanley		200	(203)
expiring 09/21/11, Strike Price $1.20	BNP Paribas		1,200	(3,485)
5 Year CDX North America IG 16,
expiring 09/21/11, Strike Price $1.30	JPMorgan Chase		300	(1,193)
10 Year U.S. Treasury Note Futures,
expiring 04/21/11, Strike Price $119.00			4,500	(34,453)
expiring 04/21/11, Strike Price $119.50			1,900	(19,891)
expiring 05/20/11, Strike Price $118.00			1,900	(15,141)
Currency Option EUR vs USD,
expiring 04/20/11, @ FX Rate 1.36	Credit Suisse First Boston Corp.	EUR	4,900	(5,486)
expiring 05/04/11, @ FX Rate 1.38	Credit Suisse First Boston Corp.	EUR	3,800	(19,781)
expiring 05/04/11, @ FX Rate 1.39	Hong Kong & Shanghai Bank	EUR	2,800	(18,650)
expiring 05/04/11, @ FX Rate 1.40	Morgan Stanley	EUR	2,700	(24,792)
expiring 05/04/11, @ FX Rate 1.40	UBS Securities	EUR	2,900	(26,629)
Currency Option USD vs JPY,
expiring 04/20/11 @ FX Rate 76.50	Bank of America		1,000	(163)
Inflation Floor Option,
Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,000	(5,566)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(15,452)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(3,064)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(3,064)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(1,838)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		500	(3,927)
Interest Rate Swap Options,
Recieve a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank		900	(13,313)
Recieve a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland		900	(13,313)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America		1,600	(19,353)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America		1,400	(16,934)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group		1,900	(22,982)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group		600	(7,257)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets		1,900	(22,982)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets		1,000	(12,096)

Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	900	(10,886)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	1,000	(12,096)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	1,000	(12,096)
Recieve a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	1,700	(20,562)
Recieve a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	300	(31)
Recieve a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	1,200	(124)
Recieve a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	600	(62)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	8,600	(119,806)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	500	(6,965)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Citigroup Global Markets	4,000	(55,724)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Goldman Sachs & Co.	300	(4,179)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	200	(2,786)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	10,100	(140,703)
Recieve a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	8,100	(112,841)

Recieve a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR,
expiring 11/19/12	Goldman Sachs & Co.	2,200	(28,729)
KVA US expiring 04/16/11, Strike Price $5.00		5	(2,640)
S&P 500 Index,
expiring 06/18/11, Strike Price $1,250.00		21	(420,000)

			(1,295,340)

TOTAL OPTIONS WRITTEN (premiums received $1,892,415)			(1,961,142)

	Shares
SECURITIES SOLD SHORT —(2.9)%

COMMON STOCKS — (2.7)%

Aerospace & Defense — (0.1)%
Boeing Co. (The)	6,000	(443,580)
HEICO Corp.	19,329	(1,208,449)
Kaman Corp.	15,786	(555,667)
Moog, Inc. (Class A Stock)*	1,100	(50,501)
Precision Castparts Corp.	1,100	(161,898)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	20,900	(536,503)
Textron, Inc.	96,308	(2,637,876)
TransDigm Group, Inc.*	5,300	(444,299)

		(6,038,773)

Agriculture
Alliance One International, Inc.*	110,571	(444,496)
Vector Group Ltd.	24,522	(423,985)

		(868,481)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	5,700	(422,541)
UTi Worldwide, Inc. (British Virgin Islands)	28,100	(568,744)

		(991,285)

Airlines
AMR Corp.*	66,195	(427,620)
JetBlue Airways Corp.*	28,900	(181,203)
Southwest Airlines Co.	18,720	(236,433)

		(845,256)

Auto Components
BorgWarner, Inc.*	1,100	(87,659)
Gentex Corp.	12,500	(378,125)
Goodyear Tire & Rubber Co. (The)*	35,500	(531,790)
TRW Automotive Holdings Corp.*	13,643	(751,456)

		(1,749,030)

Auto Parts & Equipment
Meritor, Inc.*	16,000	(271,520)
Titan International, Inc.	101,017	(2,688,062)

		(2,959,582)

Automobiles
Tesla Motors, Inc.*	10,500	(290,850)

Beverages
Brown-Forman Corp. (Class B Stock)	5,600	(382,480)
Central European Distribution Corp.*	3,500	(39,725)

		(422,205)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	33,700	(383,169)
BioMarin Pharmaceutical, Inc.*	22,500	(565,425)
Dendreon Corp.*	17,700	(662,511)
Enzon Pharmaceuticals, Inc.*	39,365	(429,078)
Human Genome Sciences, Inc.*	19,400	(532,530)
PDL BioPharma, Inc.	42,807	(248,281)
Regeneron Pharmaceuticals, Inc.*	16,500	(741,510)

		(3,562,504)

Building Products
Masco Corp.	37,400	(520,608)
USG Corp.*	24,000	(399,840)

		(920,448)

Capital Markets
Charles Schwab Corp. (The)	36,876	(664,874)
Cowen Group, Inc. (Class A Stock)*	27,386	(109,818)
Eaton Vance Corp.	9,900	(319,176)
Greenhill & Co., Inc.	8,100	(532,899)
Janus Capital Group, Inc.	2,000	(24,940)
Jefferies Group, Inc.	18,400	(458,896)
TD Ameritrade Holding Corp.	26,600	(555,142)

		(2,665,745)

Chemicals
Cytec Industries, Inc.	5,200	(282,724)
Dow Chemical Co. (The)	16,200	(611,550)
Huntsman Corp.	9,300	(161,634)
Olin Corp.	25,200	(577,584)
ShengdaTech, Inc.*(g)	5,567	(15,816)
Sherwin-Williams Co. (The)	5,600	(470,344)
Sigma-Aldrich Corp.	8,000	(509,120)

		(2,628,772)

Commercial Banks — (0.2)%
Associated Banc-Corp.	36,200	(537,570)
Banco Santander SA, ADR (Spain)	1,015	(11,896)
Bank of Montreal (Canada)	29,898	(1,942,772)
BB&T Corp.	1,000	(27,450)
City National Corp.	4,700	(268,135)
Comerica, Inc.	47,359	(1,739,022)
Community Bank System, Inc.	2,723	(66,087)
Cullen / Frost Bankers, Inc.	2,000	(118,040)
First Financial Bankshares, Inc.	400	(20,548)
First Horizon National Corp.	47,165	(528,720)
FirstMerit Corp.	7,038	(120,068)
Hancock Holding Co.	27,447	(901,359)
M&T Bank Corp.	3,774	(333,886)
Nara Bancorp, Inc.*	49,225	(473,545)
PacWest Bancorp	12,600	(274,050)
Park Sterling Corp.*	2,038	(9,884)

Prosperity Bancshares, Inc.	9,200	(393,484)
Susquehanna Bancshares, Inc.	96,801	(905,089)
SVB Financial Group*	10,892	(620,082)
TCF Financial Corp.	34,200	(542,412)
Wintrust Financial Corp.	39,305	(1,444,459)
Zions Bancorporation	15,100	(348,206)

		(11,626,764)

Commercial Services & Supplies — (0.1)%
Avis Budget Group, Inc.*	12,517	(224,180)
Brink’s Co. (The)	1,000	(33,110)
CBIZ, Inc.*	26,762	(192,954)
Coinstar, Inc.*	19,285	(885,567)
Covanta Holding Corp.	31,000	(529,480)
Healthcare Services Group, Inc.	6,600	(116,028)
HNI Corp.	7,600	(239,856)
KAR Auction Services, Inc.*	25,900	(397,306)
Mine Safety Appliances Co.	9,900	(363,033)
Stericycle, Inc.*	4,700	(416,749)
Waste Management, Inc.	9,700	(362,198)

		(3,760,461)

Communication Equipment
Bel Fuse, Inc. (Class B Stock)	227	(4,996)

Communications Equipment
ADTRAN, Inc.	5,900	(250,514)
Ciena Corp.*	35,985	(934,171)
Cisco Systems, Inc.	4,100	(70,315)
JDS Uniphase Corp.*	27,400	(571,016)

		(1,826,016)

Computer Services & Software
Take-Two Interactive Software, Inc.*	65,196	(1,002,063)
VeriFone Systems, Inc.*	34,180	(1,878,191)

		(2,880,254)

Computers & Peripherals
Intevac, Inc.*	4,900	(60,907)
NCR Corp.*	25,800	(486,072)
Stratasys, Inc.*	2,900	(136,300)
Unisys Corp.*	8,710	(271,926)

		(955,205)

Construction & Engineering
Aecom Technology Corp.*	13,000	(360,490)
Fluor Corp.	7,400	(545,084)
Granite Construction, Inc.	13,100	(368,110)
Quanta Services, Inc.*	23,900	(536,077)
Shaw Group, Inc. (The)*	6,500	(230,165)
Trex Co., Inc.*	20,833	(679,573)

		(2,719,499)

Construction Materials
Vulcan Materials Co.	6,400	(291,840)

Consumer Finance
Discover Financial Services	7,500	(180,900)

Consumer Products & Services
Central Garden & Pet Co. (Class A Stock)*	63,328	(583,251)

Containers & Packaging
Greif, Inc. (Class A Stock)	2,000	(130,820)
Rock-Tenn Co. (Class A Stock)	5,631	(390,510)
Temple-Inland, Inc.	23,700	(554,580)

		(1,075,910)

Diversified Consumer Services
ITT Educational Services, Inc.*	800	(57,720)
Matthews International Corp. (Class A Stock)	9,800	(377,790)
Regis Corp.	24,643	(437,167)

		(872,677)

Diversified Financial Services
Boston Private Financial Holdings, Inc.	7,293	(51,562)
Leucadia National Corp.	1,200	(45,048)
MF Global Holdings Ltd.*	50,668	(419,531)
Moody’s Corp.	3,700	(125,467)
MSCI, Inc. (Class A Stock)*	14,800	(544,936)
National Financial Partners Corp.*	53,634	(791,101)
Penson Worldwide, Inc.*	36,587	(245,499)

		(2,223,144)

Diversified Telecommunication Services — (0.1)%
CenturyLink, Inc.	63,532	(2,639,755)
Frontier Communications Corp.	48,960	(402,451)
tw telecom, Inc.*	5,900	(113,280)

		(3,155,486)

Electric Utilities
Cleco Corp.	6,500	(222,885)
Duke Energy Corp.	60,540	(1,098,801)
FirstEnergy Corp.	7,300	(270,757)
Hawaiian Electric Industries, Inc.	21,600	(535,680)
ITC Holdings Corp.	1,000	(69,900)
Southern Co.	5,700	(217,227)
Westar Energy, Inc.	20,200	(533,684)

		(2,948,934)

Electrical Equipment
Acuity Brands, Inc.	7,200	(421,128)
Babcock & Wilcox Co. (The)*	3,600	(120,168)
General Cable Corp.*	5,400	(233,820)
Woodward, Inc.	5,300	(183,168)

		(958,284)

Electronic Equipment & Instruments — (0.1)%
Amphenol Corp. (Class A Stock)	5,500	(299,145)
FLIR Systems, Inc.	16,700	(577,987)
Molex, Inc.	119,436	(3,000,232)
Vishay Precision Group, Inc.*	4,400	(68,948)

		(3,946,312)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	7,400	(543,382)
Exterran Holdings, Inc.*	24,545	(582,453)
Helix Energy Solutions Group, Inc.*	31,700	(545,240)
Lufkin Industries, Inc.	2,600	(243,022)
Noble Corp. (Switzerland)	11,000	(501,820)
Rowan Cos., Inc.*	5,700	(251,826)
Schlumberger Ltd. (Netherlands)	6,000	(559,560)
Superior Energy Services, Inc.*	7,100	(291,100)
Tidewater, Inc.	8,700	(520,695)

		(4,039,098)

Farming & Agriculture
Universal Corp.	4,461	(194,232)

Food & Staples Retailing
CVS Caremark Corp.	1,800	(61,776)
Ruddick Corp.	8,900	(343,451)
Safeway, Inc.	14,100	(331,914)
Walgreen Co.	7,300	(293,022)

		(1,030,163)

Food Products — (0.1)%
Chiquita Brands International, Inc.*	14,422	(221,233)
Dean Foods Co.*	3,100	(31,000)
Flowers Foods, Inc.	4,100	(111,643)
Green Mountain Coffee Roasters, Inc.*	11,200	(723,632)
Hain Celestial Group, Inc. (The)*	7,100	(229,188)
Kraft Foods, Inc. (Class A Stock)	2,300	(72,128)
Lancaster Colony Corp.	7,000	(424,200)
Nash-Finch Co.	4,214	(159,879)
Smithfield Foods, Inc.*	35,159	(845,926)
Tootsie Roll Industries, Inc.	15,178	(430,448)
TreeHouse Foods, Inc.*	1,500	(85,305)
Tyson Foods, Inc. (Class A Stock)	37,353	(716,804)

		(4,051,386)

Gas Utilities
AGL Resources, Inc.	14,052	(559,832)
National Fuel Gas Co.	7,300	(540,200)
Northwest Natural Gas Co.	5,700	(262,941)
WGL Holdings, Inc.	10,800	(421,200)

		(1,784,173)

Healthcare Equipment & Supplies
Accuray, Inc.*	13,237	(119,530)
Alere, Inc.*	14,400	(563,616)
China Medical Technologies, Inc., ADR (Cayman Islands)*	23,150	(269,466)
DENTSPLY International, Inc.	4,400	(162,756)
Edwards Lifesciences Corp.*	1,800	(156,600)
Gen-Probe, Inc.*	8,100	(537,435)
Masimo Corp.	15,500	(513,050)
Palomar Medical Technologies, Inc.*	3,100	(46,035)
Stryker Corp.	1,700	(103,360)

		(2,471,848)

Healthcare Providers & Services — (0.1)%
Air Methods Corp.*	300	(20,175)
Brookdale Senior Living, Inc.*	15,600	(436,800)
Community Health Systems, Inc.*	4,400	(175,956)
DaVita, Inc.*	800	(68,408)
HMS Holdings Corp.*	4,300	(351,955)
Kindred Healthcare, Inc.*	31,176	(744,483)
Lincare Holdings, Inc.	2,150	(63,769)
McKesson Corp.	3,000	(237,150)
Omnicare, Inc.	18,000	(539,820)
Owens & Minor, Inc.	12,200	(396,256)
Patterson Cos., Inc.	4,800	(154,512)
Tenet Healthcare Corp.*	35,000	(260,750)
VCA Antech, Inc.*	21,400	(538,852)

		(3,988,886)

Healthcare Technology
Emdeon, Inc. (Class A Stock)*	8,000	(128,880)

Hotels, Restaurants & Leisure — (0.1)%
Bally Technologies, Inc.*	15,000	(567,750)
Boyd Gaming Corp.*	28,500	(267,045)
Gaylord Entertainment Co.*	30,834	(1,069,323)
Hyatt Hotels Corp. (Class A Stock)*	1,200	(51,648)
International Game Technology	25,500	(413,865)
Las Vegas Sands Corp.*	5,700	(240,654)
Marriott International, Inc. (Class A Stock)	9,143	(325,308)
MGM Resorts International*	59,015	(776,047)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	14,100	(174,417)
Scientific Games Corp. (Class A Stock)*	28,600	(249,964)
Starwood Hotels & Resorts Worldwide, Inc.	9,300	(540,516)
WMS Industries, Inc.*	14,700	(519,645)

		(5,196,182)

Household Durables — (0.1)%
D.R. Horton, Inc.	91,208	(1,062,573)
Fortune Brands, Inc.	7,500	(464,175)
KB Home	22,400	(278,656)
Lennar Corp. (Class A Stock)	29,500	(534,540)
MDC Holdings, Inc.	15,700	(397,995)
NVR, Inc.*	600	(453,600)
Pulte Group, Inc.*	50,600	(374,440)
Ryland Group, Inc.	14,500	(230,550)
Stanley Black & Decker, Inc.	6,700	(513,220)
Toll Brothers, Inc.*	12,600	(249,102)

		(4,558,851)

Household Products
Clorox Co.	6,800	(476,476)

Independent Power Producers & Energy Traders
Calpine Corp.*	35,200	(558,624)

Industrial Conglomerates
Carlisle Cos., Inc.	1,800	(80,190)

Insurance — (0.1)%
American Equity Investment Life Holding Co.	28,743	(377,108)
Aon Corp.	11,200	(593,152)
Arch Capital Group Ltd. (Bermuda)*	5,600	(555,464)
Arthur J. Gallagher & Co.	13,300	(404,453)
Cincinnati Financial Corp.	9,900	(324,720)
CNO Financial Group, Inc.*	145,918	(1,095,844)
Endurance Specialty Holdings Ltd. (Bermuda)	5,200	(253,864)
First American Financial Corp.	15,900	(262,350)
Horace Mann Educators Corp.	2,800	(47,040)
Infinity Property & Casualty Corp.	2,000	(118,980)
Lincoln National Corp.	73,345	(2,203,284)
Loews Corp.	6,900	(297,321)
Markel Corp.*	900	(373,005)
Marsh & McLennan Cos., Inc.	3,000	(89,430)
Mercury General Corp.	600	(23,478)
MetLife, Inc.	2,800	(125,244)
MGIC Investment Corp.*	58,047	(516,038)
Old Republic International Corp.	8,100	(102,789)

Progressive Corp. (The)	15,200	(321,176)
Radian Group, Inc.	26,331	(179,314)
RenaissanceRe Holdings Ltd. (Bermuda)	1,700	(117,283)
Stewart Information Services Corp.	27,663	(289,908)
W.R. Berkley Corp.	6,800	(219,028)
XL Group PLC (Ireland)	23,200	(570,720)

		(9,460,993)

Internet & Catalog Retail
Amazon.com, Inc.*	3,000	(540,390)
priceline.com, Inc.*	4,697	(2,378,749)

		(2,919,139)

Internet Software & Services
Digital River, Inc.*	16,600	(621,338)
Equinix, Inc.*	6,200	(564,820)
Monster Worldwide, Inc.*	26,500	(421,350)
Rackspace Hosting, Inc.*	14,800	(634,180)
Sohu.com, Inc.*	3,684	(329,202)
WebMD Health Corp.*	7,900	(422,018)
Yahoo!, Inc.*	1,400	(23,310)

		(3,016,218)

IT Services — (0.1)%
Alliance Data Systems Corp.*	41,902	(3,598,963)
Cognizant Technology Solutions Corp. (Class A Stock)*	4,400	(358,160)
Convergys Corp.*	73,167	(1,050,678)
DST Systems, Inc.	3,932	(207,688)
Fidelity National Information Services, Inc.	7,600	(248,444)
Gartner, Inc.*	2,200	(91,674)
Genpact Ltd. (Bermuda)*	27,100	(392,408)
Jack Henry & Associates, Inc.	9,700	(328,733)
Lender Processing Services, Inc.	6,900	(222,111)
Mantech International Corp. (Class A Stock)*	5,100	(216,240)
SAIC, Inc.*	5,100	(86,292)
Wright Express Corp.*	2,900	(150,336)

		(6,951,727)

Leisure Equipment & Products
Brunswick Corp.	11,800	(300,074)
Callaway Golf Co.	18,300	(124,806)
Eastman Kodak Co.*	47,938	(154,840)

		(579,720)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	13,400	(514,292)
Covance, Inc.*	9,400	(514,368)
Furiex Pharmaceuticals, Inc.*	1,383	(23,345)
Illumina, Inc.*	4,900	(343,343)

		(1,395,348)

Machinery — (0.1)%
Astec Industries, Inc.*	7,100	(264,759)
Caterpillar, Inc.	5,700	(634,695)
CNH Global NV (Netherlands)*	1,100	(53,405)
Flowserve Corp.	4,200	(540,960)
Graco, Inc.	5,100	(231,999)
Harsco Corp.	14,500	(511,705)
Manitowoc Co., Inc. (The)	33,300	(728,604)
Navistar International Corp.*	8,100	(561,573)
Terex Corp.*	77,000	(2,852,080)
Trinity Industries, Inc.	19,500	(715,065)
Valmont Industries, Inc.	3,700	(386,169)
Wabtec Corp.	8,700	(590,121)

		(8,071,135)

Marine
Genco Shipping & Trading Ltd. (Marshall Island)*	9,585	(103,230)

Media — (0.2)%
Comcast Corp. (Class A Stock)	161,833	(4,000,512)
Discovery Communications, Inc. (Class A Stock)*	54,172	(2,161,463)
DreamWorks Animation SKG, Inc. (Class A Stock)*	14,600	(407,778)
Liberty Global, Inc. (Class A Stock)*	60,562	(2,507,872)
McGraw-Hill Cos., Inc. (The)	2,300	(90,620)
Morningstar, Inc.	9,100	(531,258)
New York Times Co. (The) (Class A Stock)*	36,800	(348,496)
Nielsen Holdings NV (Netherlands)*	893	(24,388)
Regal Entertainment Group (Class A Stock)	38,700	(522,450)
Scholastic Corp.	1,300	(35,152)
Sirius XM Radio, Inc.*	451,918	(750,184)
Virgin Media, Inc.	50,879	(1,413,927)

		(12,794,100)

Metals & Mining — (0.2)%
AK Steel Holding Corp.	17,100	(269,838)
Allegheny Technologies, Inc.	34,645	(2,346,159)
ArcelorMittal (Luxembourg)	24,773	(895,544)
BHP Billiton Ltd., ADR (Australia)	26,084	(2,500,934)
Carpenter Technology Corp.	12,500	(533,875)
Jaguar Mining, Inc. (Canada)*	51,575	(269,221)
Kinross Gold Corp. (Canada)	2,959	(46,604)
Northgate Minerals Corp. (Canada)*	88,984	(240,257)
Royal Gold, Inc.	10,000	(524,000)
RTI International Metals, Inc.*	13,465	(419,435)
Sterlite Industries India Ltd., ADR (India)	19,267	(297,482)
Stillwater Mining Co.*	2,300	(52,739)
United States Steel Corp.	27,875	(1,503,578)
Walter Energy, Inc.	4,288	(580,724)

		(10,480,390)

Multi-Utilities
Black Hills Corp.	13,000	(434,720)
CenterPoint Energy, Inc.	30,800	(540,848)
CH Energy Group, Inc.	1,200	(60,648)
Consolidated Edison, Inc.	5,300	(268,816)
Integrys Energy Group, Inc.	3,600	(181,836)
MDU Resources Group, Inc.	8,000	(183,760)
Vectren Corp.	19,600	(533,120)

		(2,203,748)

Multiline Retail
J.C. Penney Co., Inc.	19,000	(682,290)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	23,680	(1,405,881)
Anadarko Petroleum Corp.	6,300	(516,096)
Bill Barrett Corp.*	8,200	(327,262)

Comstock Resources, Inc.*	13,600	(420,784)

Concho Resources, Inc.*	4,900	(525,770)
CONSOL Energy, Inc.	11,300	(606,019)
Continental Resources, Inc.*	7,600	(543,172)
Dawson Geophysical Co.*	2,518	(110,490)
El Paso Corp.	18,300	(329,400)
Energy XXI Bermuda Ltd. (Bermuda)*	900	(30,690)
Ensco International PLC, ADR (United Kingdom)	16,358	(946,147)
EOG Resources, Inc.	4,200	(497,742)
EQT Corp.	10,000	(499,000)
Frontier Oil Corp.	700	(20,524)
Gran Tierra Energy, Inc.*	23,374	(188,535)
Green Plains Renewable Energy, Inc.*	27,920	(335,598)
Magnum Hunter Resources Corp.*	96,228	(824,674)
Northern Oil and Gas, Inc.*	15,200	(405,840)
Overseas Shipholding Group, Inc.	9,400	(302,116)
Petrohawk Energy Corp.*	14,400	(353,376)
Petrominerales Ltd. (Canada)	6,094	(230,937)
Pioneer Natural Resources Co.	22,100	(2,252,432)
Plains Exploration & Production Co.*	1,300	(47,099)
Range Resources Corp.	2,800	(163,688)
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	6,395	(468,370)
Whiting Petroleum Corp.*	340	(24,973)

		(12,376,615)

Paper & Forest Products
Louisiana-Pacific Corp.*	44,500	(467,250)

Personal Products
Avon Products, Inc.	1,700	(45,968)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	700	(67,452)

		(113,420)

Pharmaceuticals — (0.1)%
Allergan, Inc.	2,200	(156,244)
Hospira, Inc.*	10,100	(557,520)
KV Pharmaceutical Co. (Class A Stock)*	1,210	(7,248)
MannKind Corp.*	35,130	(128,225)
Medicis Pharmaceutical Corp. (Class A Stock)	8,600	(275,544)
Mylan, Inc.*	22,200	(503,274)
Novartis AG, ADR (Switzerland)	20,889	(1,135,317)
Salix Pharmaceuticals Ltd.*	13,600	(476,408)
Watson Pharmaceuticals, Inc.*	4,700	(263,247)

		(3,503,027)

Professional Services
Corporate Executive Board Co. (The)	11,400	(460,218)
Dun & Bradstreet Corp. (The)	200	(16,048)
FTI Consulting, Inc.*	17,507	(671,043)

		(1,147,309)

Real Estate
Avatar Holdings, Inc.*	3,326	(65,822)

Real Estate Investment Trusts — (0.1)%
Alexandria Real Estate Equities, Inc.	4,400	(343,068)
AMB Property Corp.	5,567	(200,245)
Annaly Capital Management, Inc.	1,114	(19,439)
Apartment Investment & Management Co. (Class A Stock)	1,700	(43,299)
AvalonBay Communities, Inc.	4,360	(523,549)
BioMed Realty Trust, Inc.	31,136	(592,207)
Boston Properties, Inc.	3,700	(350,945)
BRE Properties, Inc.	5,400	(254,772)
Developers Diversified Realty Corp.	6,883	(96,362)
Equity Residential	3,000	(169,230)
Essex Property Trust, Inc.	4,400	(545,600)
Federal Realty Investment Trust	4,400	(358,864)
General Growth Properties, Inc.*	7,100	(109,908)
Home Properties, Inc.	4,400	(259,380)
Host Hotels & Resorts, Inc.	44,066	(776,002)
Kilroy Realty Corp.	1,709	(66,360)
Plum Creek Timber Co., Inc.	12,300	(536,403)
Potlatch Corp.	5,400	(217,080)
Public Storage, Inc.	600	(66,546)
Regency Centers Corp.	2,500	(108,700)
SL Green Realty Corp.	800	(60,160)
Taubman Centers, Inc.	9,000	(482,220)
UDR, Inc.	6,500	(158,405)
Ventas, Inc.	19,095	(1,036,859)

		(7,375,603)

Retail & Merchandising
Saks, Inc.*	33,467	(378,512)
Talbots, Inc.*	3,880	(23,435)

		(401,947)

Road & Rail
Con-Way, Inc.	14,800	(581,492)
Hertz Global Holdings, Inc.*	154,940	(2,421,712)
Werner Enterprises, Inc.	2,000	(52,940)

		(3,056,144)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	34,200	(294,120)
Broadcom Corp. (Class A Stock)	13,100	(515,878)
Cree, Inc.*	8,000	(369,280)
Cymer, Inc.*	9,500	(537,510)
GT Solar International, Inc.*	6,134	(65,389)
Intersil Corp. (Class A Stock)	41,100	(511,695)
Microchip Technology, Inc.	600	(22,806)
Micron Technology, Inc.*	5,100	(58,446)
ON Semiconductor Corp.*	7,600	(75,012)
Rambus, Inc.*	26,169	(518,146)
RF Micro Devices, Inc.*	35,200	(225,632)
Semtech Corp.*	3,700	(92,574)
Silicon Laboratories, Inc.*	3,900	(168,519)
Teradyne, Inc.*	37,400	(666,094)
Xilinx, Inc.	16,800	(551,040)

		(4,672,141)

Software — (0.1)%
Adobe Systems, Inc.*	5,900	(195,644)
Advent Software, Inc.*	5,200	(149,084)
Cadence Design Systems, Inc.*	7,200	(70,200)
Compuware Corp.*	37,700	(435,435)
Concur Technologies, Inc.*	9,900	(548,955)
Electronic Arts, Inc.*	5,800	(113,274)

Fair Isaac Corp.	2,800	(88,508)
Informatica Corp.*	12,300	(642,429)
Rovi Corp.*	24,087	(1,292,268)
salesforce.com, Inc.*	4,600	(614,468)

		(4,150,265)

Specialty Retail — (0.1)%
Aaron’s, Inc.	3,400	(86,224)
ANN, Inc.*	17,200	(500,692)
Collective Brands, Inc.*	20,300	(438,074)
DSW, Inc. (Class A Stock)*	14,548	(581,338)
Lowe’s Cos., Inc.	2,900	(76,647)
OfficeMax, Inc.*	20,200	(261,388)
Sonic Automotive, Inc. (Class A Stock)	57,470	(805,155)
Tiffany & Co.	9,000	(552,960)

		(3,302,478)

Telecommunications
IDT Corp. (Class B Stock)	4,295	(115,750)
Level 3 Communications, Inc.*	206,420	(303,438)

		(419,188)

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.*	2,600	(70,304)
K-Swiss, Inc. (Class A Stock)*	10,900	(122,843)
Phillips-Van Heusen Corp.	6,400	(416,192)

		(609,339)

Thrifts & Mortgage Finance
Astoria Financial Corp.	7,300	(104,901)
Berkshire Hills Bancorp, Inc.	2,703	(56,358)
First Niagara Financial Group, Inc.	126,087	(1,712,261)
People’s United Financial, Inc.	50,563	(636,083)

		(2,509,603)

Trading Companies & Distributors — (0.1)%
GATX Corp.	14,600	(564,436)
United Rentals, Inc.*	82,551	(2,747,297)
Watsco, Inc.	2,300	(160,333)

		(3,472,066)

Transportation
Ultrapetrol Bahamas Ltd. (Bahamas)*	3,315	(16,840)

Wireless Telecommunication Services
Crown Castle International Corp.*	4,400	(187,220)
Leap Wireless International, Inc.*	15,500	(240,095)
SBA Communications Corp. (Class A Stock)*	13,200	(523,776)
Telephone & Data Systems, Inc.	32,960	(1,110,752)

		(2,061,843)

TOTAL COMMON STOCKS (proceeds received $170,150,395)		(200,890,791)

EXCHANGE TRADED FUNDS — (0.1)%
iShares Silver Trust*	2,371	(87,229)
SPDR Barclays Capital High Yield Bond	144,314	(5,843,274)
SPDR Gold Trust*	3,732	(521,808)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $6,348,445)		(6,452,311)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.1)%

Federal National Mortgage Assoc.
4.00%	TBA	$4,000	(3,933,752)
5.00%	TBA	3,000	(3,208,125)

TOTAL U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS (proceeds received $7,120,938)			(7,141,877)

TOTAL SECURITIES SOLD SHORT (proceeds received $183,619,778)			(214,484,979)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 98.6% (cost $6,344,642,580)			7,274,273,642
Other assets in excess of other liabilities(x) — 1.4%			103,298,741

NET ASSETS — 100.0%			$7,377,572,383

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

CDO	Collaterlized Debt Obligation

CDX	Credit Derivative Index

CPI	Consumer Price Index

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Deposit Insurance Corp.

GSCI	Goldman Sachs Commodity Index

iBoxx	Bond Market Indices

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NSA	Non-Seasonally Adjusted

NYSE	New York Stock Exchange

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

UTS	Unit Trust Security

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,826,609; cash collateral of $147,373,825 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $2,132,734. The aggregate value of $2,264,990 is approximately 0.0% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2011, 93 securities representing $15,095,491 and 0.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation) (1)
Long Positions:
541	90 Day Euroyen	Jun. 2011	$162,033,196	$162,062,605	$29,409
580	90 Day Euro Dollar	Sep. 2011	144,237,412	144,333,000	95,588
23	90 Day Euro Dollar	Dec. 2011	5,717,413	5,715,213	(2,200)
49	90 Day Euro Dollar	Mar. 2012	12,157,288	12,145,263	(12,025)
16	90 Day Euro Dollar	Jun. 2012	3,960,600	3,951,800	(8,800)
283	90 Day Euro Euribor	Jun. 2011	98,939,815	98,742,382	(197,433)
411	90 Day Euro Euribor	Sep. 2011	143,344,878	142,937,276	(407,602)
368	90 Day Euro Euribor	Dec. 2011	128,222,716	127,643,774	(578,942)
59	5 Year Euro-Bobl	Jun. 2011	9,649,514	9,579,703	(69,811)
18	5 Year U.S. Treasury Notes	Jun. 2011	2,100,234	2,102,203	1,969
529	10 Year Euro-Bund	Jun. 2011	91,180,621	90,923,046	(257,575)
12	10 Year Japanese Bonds	Jun. 2011	20,084,756	20,132,243	47,487
9	10 Year Mini Japanese Government Bonds	Jun. 2011	1,512,407	1,510,135	(2,272)
21	10 Year U.K. Gilt	Jun. 2011	3,937,532	3,947,269	9,737
762	10 Year U.S. Treasury Notes	Jun. 2011	90,555,508	90,701,813	146,305
1	Amsterdam Index	Apr. 2011	98,240	103,200	4,960
1,500	CBOE VIX	Jun. 2011	35,007,950	32,250,000	(2,757,950)
134	DAX Index	Jun. 2011	33,488,315	33,605,871	117,556
28	FTSE 100 Index	Jun. 2011	2,600,898	2,643,193	42,295
28	FTSE/MIB Index	Jun. 2011	4,177,744	4,236,586	58,842
31	IBEX 35 Index	Apr. 2011	4,557,829	4,642,839	85,010
371	S&P 500	Jun. 2011	119,596,488	122,522,750	2,926,262
76	S&P 500 E-Mini	Jun. 2011	4,996,673	5,019,800	23,127
7	Topix Index	Jun. 2011	780,067	728,781	(51,286)

					(757,349)

Short Positions:
66	2 Year U.S. Treasury Notes	Jun. 2011	14,389,000	14,396,250	(7,250)
51	5 Year U.S. Treasury Notes	Jun. 2011	5,943,094	5,956,242	(13,148)
773	10 Year Australian Bonds	Jun. 2011	588,489,604	588,368,384	121,220
214	10 Year Canadian Bonds	Jun. 2011	26,524,797	26,487,880	36,917
355	10 Year U.K. Gilt	Jun. 2011	66,483,155	66,727,653	(244,498)
52	SPI 200 Index	Jun. 2011	6,275,562	6,541,752	(266,190)
16	Hang Seng Index	Apr. 2011	2,372,827	2,418,446	(45,619)
177	S&P 500 E-Mini	Jun. 2011	11,424,120	11,690,850	(266,730)
20	S&P/TSX 60 Index	Jun. 2011	3,281,890	3,330,789	(48,899)

					(734,197)

					$(1,491,546)

Commodity futures contracts open at March 31, 2011:

Long Positions:
24	Brent Crude	May 2011	2,772,880	2,816,640	43,760
222	Brent Crude	Jun. 2011	25,339,910	26,018,400	678,490
4	Coffee ‘C’	May 2011	379,125	396,225	17,100
68	Coffee ‘C’	Jul. 2011	6,917,408	6,802,125	(115,283)
37	Corn	May 2011	1,245,314	1,282,514	37,200
322	Corn	Jul. 2011	11,437,563	11,286,100	(151,463)
4	Cotton No. 2	May 2011	326,600	400,460	73,860
77	Cotton No. 2	Jul. 2011	7,057,265	7,426,650	369,385
54	Gas Oil	May 2011	5,247,375	5,341,950	94,575
335	Gas Oil	Jun. 2011	32,566,375	33,081,250	514,875
6	Gasoline RBOB	May 2011	767,584	783,141	15,557
60	Gasoline RBOB	Jun. 2011	7,526,715	7,791,336	264,621
251	Gold 100 OZ	Jun. 2011	35,649,150	36,141,490	492,340
72	Gold 100 OZ	Aug. 2011	10,268,200	10,377,360	109,160
17	Heating Oil	May 2011	2,100,680	2,222,325	121,645
53	Heating Oil	Jun. 2011	6,823,471	6,952,466	128,995
114	Lean Hogs	Jun. 2011	4,615,990	4,736,700	120,710

57	Lean Hogs	Aug. 2011	2,325,530	2,351,820	26,290
126	Live Cattle	Jun. 2011	5,792,650	6,097,140	304,490
89	Live Cattle	Aug. 2011	4,213,880	4,349,430	135,550
69	LME Copper	May 2011	16,110,469	16,260,281	149,812
10	LME Copper	Jun. 2011	2,367,944	2,357,313	(10,631)
46	LME Copper	Jul. 2011	11,130,981	10,849,675	(281,306)
49	LME Nickel	May 2011	7,372,458	7,671,342	298,884
15	LME Nickel	Jun. 2011	2,388,984	2,348,910	(40,074)
32	LME Nickel	Jul. 2011	5,365,968	5,011,200	(354,768)
137	LME PRI Aluminum	May 2011	8,453,181	9,024,875	571,694
28	LME PRI Aluminum	Jun. 2011	1,810,800	1,851,325	40,525
131	LME PRI Aluminum	Jul. 2011	8,497,925	8,698,400	200,475
22	LME Zinc	Jun. 2011	1,308,500	1,297,175	(11,325)
49	Natural Gas	May 2011	1,905,890	2,150,610	244,720
355	Natural Gas	Jun. 2011	15,643,060	15,825,900	182,840
2	Silver	May 2011	301,600	378,880	77,280
43	Silver	Jul. 2011	7,272,290	8,151,295	879,005
12	Soybean	May 2011	867,275	846,150	(21,125)
100	Soybean	Jul. 2011	7,023,325	7,105,000	81,675
15	Sugar #11 (World)	May 2011	502,712	455,448	(47,264)
129	Sugar #11 (World)	Jul. 2011	3,894,464	3,617,779	(276,685)
15	Wheat	May 2011	668,250	572,438	(95,812)
106	Wheat	Jul. 2011	4,475,625	4,236,025	(239,600)
68	WTI Crude	May 2011	7,003,790	7,256,960	253,170
377	WTI Crude	Jun. 2011	39,198,940	40,429,480	1,230,540

					6,113,887

Short Positions:
65	LME Copper	May 2011	15,674,775	15,317,656	357,119
2	LME Copper	Jul. 2011	478,925	471,725	7,200
46	LME Nickel	May 2011	7,568,484	7,201,668	366,816
2	LME Nickel	Jul. 2011	316,008	313,200	2,808
130	LME PRI Aluminum	May 2011	8,313,256	8,563,750	(250,494)
2	LME PRI Aluminum	Jul. 2011	126,194	132,800	(6,606)
24	Natural Gas	May 2011	994,800	1,053,360	(58,560)

					418,283

					$6,532,170

(1)	Cash of $3,126,876 and U.S. Treasury Securities with a market value of $45,852,280 has been segregated to cover requirement for open futures contracts as of March 31, 2011. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 04/29/11	Barclays Capital Group	AUD	506	$496,609	$521,512	$24,903
Expiring 04/29/11	BNP Paribas	AUD	400	403,768	412,263	8,495
Expiring 04/29/11	Deutsche Bank	AUD	289	282,000	297,860	15,860
Expiring 06/15/11	Morgan Stanley	AUD	2,411	2,374,384	2,469,735	95,351
Expiring 06/15/11	Morgan Stanley	AUD	2,257	2,223,016	2,312,287	89,271
Expiring 06/15/11	Morgan Stanley	AUD	781	759,222	799,723	40,501
Expiring 06/15/11	Morgan Stanley	AUD	662	644,050	678,408	34,358
Expiring 06/15/11	UBS Securities	AUD	5,500	5,479,698	5,633,911	154,213
Brazilian Real,
Expiring 06/02/11	Citigroup Global Markets	BRL	2,393	1,412,395	1,445,485	33,090
Expiring 06/02/11	Citigroup Global Markets	BRL	1,048	618,672	633,167	14,495
Expiring 06/02/11	Citigroup Global Markets	BRL	101	59,402	60,794	1,392
British Pound,
Expiring 04/27/11	BNP Paribas	GBP	473	762,000	758,561	(3,439)
Expiring 04/27/11	Credit Suisse First Boston Corp.	GBP	376	601,942	603,000	1,058
Expiring 04/27/11	Morgan Stanley	GBP	2,400	3,844,582	3,848,936	4,354
Expiring 04/27/11	Royal Bank of Canada	GBP	7,348	11,798,979	11,784,158	(14,821)
Expiring 06/15/11	Credit Suisse First Boston Corp.	GBP	289	465,443	463,613	(1,830)
Expiring 06/15/11	Morgan Stanley	GBP	29,462	47,836,896	47,212,154	(624,742)

Expiring 06/15/11	Morgan Stanley	GBP	22,551	36,616,426	36,138,222	(478,204)
Expiring 06/15/11	Morgan Stanley	GBP	8,794	14,073,789	14,091,946	18,157
Expiring 06/15/11	Morgan Stanley	GBP	2,345	3,832,958	3,757,560	(75,398)
Expiring 06/15/11	Morgan Stanley	GBP	1,785	2,917,976	2,860,576	(57,400)
Expiring 06/15/11	Morgan Stanley	GBP	903	1,453,856	1,446,782	(7,074)
Expiring 06/15/11	Morgan Stanley	GBP	604	967,979	967,723	(256)
Expiring 06/15/11	Morgan Stanley	GBP	579	930,272	928,300	(1,972)
Expiring 06/15/11	Morgan Stanley	GBP	449	719,851	719,041	(810)
Expiring 06/15/11	Morgan Stanley	GBP	371	594,296	595,130	834
Expiring 06/15/11	Morgan Stanley	GBP	340	544,714	544,101	(613)
Expiring 06/15/11	Morgan Stanley	GBP	246	394,407	394,960	553
Expiring 06/15/11	Morgan Stanley	GBP	203	327,205	325,613	(1,592)
Expiring 06/15/11	Morgan Stanley	GBP	145	233,271	232,777	(494)
Expiring 06/15/11	Morgan Stanley	GBP	119	189,889	190,134	245
Expiring 06/15/11	Morgan Stanley	GBP	106	169,656	169,563	(93)
Expiring 06/15/11	Morgan Stanley	GBP	85	137,471	136,339	(1,132)
Expiring 06/15/11	Morgan Stanley	GBP	33	52,957	52,943	(14)
Expiring 06/15/11	UBS Securities	GBP	625	998,833	1,001,559	2,726
Expiring 06/15/11	UBS Securities	GBP	438	706,991	701,091	(5,900)
Canadian Dollar,
Expiring 04/29/11	Royal Bank of Scotland	CAD	846	859,661	872,317	12,656
Expiring 04/29/11	Royal Bank of Scotland	CAD	234	236,875	240,948	4,073
Expiring 06/15/11	Morgan Stanley	CAD	2,908	2,951,161	2,993,784	42,623
Expiring 06/15/11	Morgan Stanley	CAD	2,816	2,858,719	2,900,007	41,288
Expiring 06/15/11	Morgan Stanley	CAD	1,764	1,775,370	1,816,001	40,631
Expiring 06/15/11	Morgan Stanley	CAD	1,716	1,727,310	1,766,841	39,531
Expiring 06/15/11	Morgan Stanley	CAD	853	868,752	878,643	9,891
Expiring 06/15/11	Morgan Stanley	CAD	829	843,570	853,174	9,604
Expiring 06/15/11	Morgan Stanley	CAD	418	429,238	430,010	772
Expiring 06/15/11	Morgan Stanley	CAD	52	53,003	53,683	680
Expiring 06/15/11	Royal Bank of Scotland	CAD	933	957,036	960,896	3,860
Expiring 06/15/11	Royal Bank of Scotland	CAD	926	949,917	953,748	3,831
Expiring 06/15/11	Royal Bank of Scotland	CAD	909	931,833	935,591	3,758
Expiring 06/20/11	BNP Paribas	CAD	470	480,896	483,878	2,982
Chinese Yuan,
Expiring 04/07/11	Barclays Capital Group	CNY	3,820	577,000	583,518	6,518
Expiring 04/07/11	Barclays Capital Group	CNY	1,655	250,000	252,882	2,882
Expiring 04/07/11	Barclays Capital Group	CNY	646	96,757	98,685	1,928
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	29,341	341
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	29,334	334
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	29,328	328
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	29,326	326
Expiring 04/07/11	Citigroup Global Markets	CNY	907	135,414	138,557	3,143
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	30,343	343
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	30,327	327
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	3,751	567,000	572,972	5,972
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	1,648	249,000	251,813	2,813
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	185	28,000	28,295	295
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	60	9,000	9,102	102
Expiring 04/07/11	JPMorgan Chase	CNY	3,751	567,000	572,972	5,972
Expiring 04/07/11	JPMorgan Chase	CNY	284	43,000	43,453	453
Expiring 04/07/11	Morgan Stanley	CNY	3,283	496,000	501,565	5,565
Expiring 04/07/11	Royal Bank of Scotland	CNY	489	73,137	74,639	1,502
Expiring 06/15/11	Barclays Capital Group	CNY	1,438	216,387	220,482	4,095
Expiring 06/15/11	Barclays Capital Group	CNY	1,437	214,000	220,265	6,265
Expiring 06/15/11	Deutsche Bank	CNY	2,114	320,437	324,069	3,632
Expiring 06/15/11	Deutsche Bank	CNY	405	63,000	62,159	(841)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,389	207,000	213,028	6,028
Expiring 06/15/11	JPMorgan Chase	CNY	2,170	330,000	332,678	2,678

Expiring 06/15/11	Royal Bank of Canada	CNY	1,324	199,007	202,941	3,934
Expiring 06/15/11	Royal Bank of Scotland	CNY	2,001	298,000	306,747	8,747
Expiring 06/15/11	Royal Bank of Scotland	CNY	2,001	298,000	306,747	8,747
Expiring 09/14/11	Bank of America	CNY	824	124,000	126,900	2,900
Expiring 09/14/11	Barclays Capital Group	CNY	4,602	700,000	708,715	8,715
Expiring 09/14/11	Barclays Capital Group	CNY	2,630	400,000	405,042	5,042
Expiring 09/14/11	Citigroup Global Markets	CNY	24,239	3,695,000	3,733,037	38,037
Expiring 09/14/11	Citigroup Global Markets	CNY	817	123,000	125,782	2,782
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	2,473	372,000	380,871	8,871
Expiring 09/14/11	JPMorgan Chase	CNY	2,557	384,000	393,867	9,867
Expiring 09/14/11	JPMorgan Chase	CNY	2,556	384,000	393,571	9,571
Expiring 11/15/11	Barclays Capital Group	CNY	523	81,401	80,792	(609)
Expiring 11/15/11	Citigroup Global Markets	CNY	3,145	484,145	485,870	1,725
Expiring 11/15/11	JPMorgan Chase	CNY	1,285	200,062	198,504	(1,558)
Expiring 11/15/11	Morgan Stanley	CNY	663	103,099	102,471	(628)
Expiring 02/13/12	Deutsche Bank	CNY	8,048	1,242,429	1,248,833	6,404
Expiring 02/13/12	Deutsche Bank	CNY	797	123,010	123,644	634
Expiring 02/01/13	Deutsche Bank	CNY	16,666	2,633,353	2,645,097	11,744
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	268,055	8,055
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	578,912	7,484
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	256,905	4,012
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	183,078	6,078
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	123,919	3,919
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	93,015	3,015
Euro,
Expiring 04/19/11	Barclays Capital Group	EUR	4,464	6,090,436	6,324,138	233,702
Expiring 04/19/11	Barclays Capital Group	EUR	204	281,085	289,006	7,921
Expiring 04/19/11	BNP Paribas	EUR	603	816,673	854,269	37,596
Expiring 04/19/11	Citigroup Global Markets	EUR	3,561	4,816,324	5,044,860	228,536
Expiring 04/19/11	Credit Suisse First Boston Corp.	EUR	898	1,210,276	1,272,194	61,918
Expiring 04/19/11	Royal Bank of Canada	EUR	1,203	1,640,425	1,704,287	63,862
Expiring 06/15/11	Morgan Stanley	EUR	2,655	3,734,403	3,756,495	22,092
Expiring 06/15/11	Morgan Stanley	EUR	2,537	3,513,869	3,589,389	75,520
Expiring 06/15/11	Morgan Stanley	EUR	2,461	3,409,435	3,482,710	73,275
Expiring 06/15/11	Morgan Stanley	EUR	2,311	3,225,548	3,270,201	44,653
Expiring 06/15/11	Morgan Stanley	EUR	1,970	2,771,478	2,787,873	16,395
Expiring 06/15/11	Morgan Stanley	EUR	1,893	2,656,729	2,678,100	21,371
Expiring 06/15/11	Morgan Stanley	EUR	1,799	2,511,088	2,545,850	34,762
Expiring 06/15/11	Morgan Stanley	EUR	1,777	2,494,386	2,514,451	20,065
Expiring 06/15/11	Morgan Stanley	EUR	846	1,197,632	1,197,786	154
Expiring 06/15/11	Morgan Stanley	EUR	807	1,141,141	1,141,287	146
Expiring 06/15/11	Morgan Stanley	EUR	525	738,388	742,555	4,167
Expiring 06/15/11	Morgan Stanley	EUR	503	708,307	712,305	3,998
Expiring 06/15/11	Morgan Stanley	EUR	455	627,941	644,484	16,543
Expiring 06/15/11	Morgan Stanley	EUR	446	615,100	631,305	16,205
Expiring 06/15/11	UBS Securities	EUR	625	868,869	884,388	15,519
Expiring 06/15/11	UBS Securities	EUR	375	525,488	530,633	5,145
Expiring 06/15/11	UBS Securities	EUR	250	349,865	353,755	3,890
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	60,320	1,285,584	1,318,898	33,314
Expiring 08/12/11	Barclays Capital Group	INR	35,663	760,086	779,783	19,697
Expiring 08/12/11	Citigroup Global Markets	INR	117,462	2,507,844	2,568,334	60,490
Expiring 08/12/11	Citigroup Global Markets	INR	57,020	1,215,000	1,246,750	31,750
Expiring 08/12/11	Deutsche Bank	INR	15,900	340,107	347,656	7,549
Expiring 08/12/11	Deutsche Bank	INR	8,200	175,401	179,294	3,893
Expiring 08/12/11	Deutsche Bank	INR	4,800	102,674	104,953	2,279
Indonesia Rupiah,
Expiring 04/15/11	Barclays Capital Group	IDR	1,781,400	200,000	204,090	4,090
Expiring 04/15/11	JPMorgan Chase	IDR	7,314,000	795,000	837,945	42,945

Expiring 07/27/11	Citigroup Global Markets	IDR	671,480	72,047	75,550	3,503
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	1,396,320	148,877	157,104	8,227
Expiring 07/27/11	JPMorgan Chase	IDR	7,523,100	819,599	846,446	26,847
Expiring 10/31/11	Citigroup Global Markets	IDR	1,577,600	170,000	174,499	4,499
Expiring 10/31/11	Citigroup Global Markets	IDR	975,200	106,000	107,868	1,868
Expiring 10/31/11	Goldman Sachs & Co.	IDR	1,295,000	140,000	143,241	3,241
Expiring 01/31/12	Bank of America	IDR	1,781,400	196,449	193,809	(2,640)
Expiring 01/31/12	Citigroup Global Markets	IDR	7,314,000	806,128	795,735	(10,393)
Japanese Yen,
Expiring 04/06/11	Morgan Stanley	JPY	51,228	617,000	615,886	(1,114)
Expiring 04/28/11	BNP Paribas	JPY	26,624	323,000	320,127	(2,873)
Expiring 04/28/11	BNP Paribas	JPY	26,614	323,000	320,011	(2,989)
Expiring 06/15/11	Morgan Stanley	JPY	309,032	3,825,841	3,717,067	(108,774)
Expiring 06/15/11	Morgan Stanley	JPY	304,669	3,771,817	3,664,579	(107,238)
Expiring 06/15/11	Morgan Stanley	JPY	233,151	2,814,136	2,804,362	(9,774)
Expiring 06/15/11	Morgan Stanley	JPY	227,903	2,750,790	2,741,236	(9,554)
Expiring 06/15/11	Morgan Stanley	JPY	130,698	1,616,547	1,572,044	(44,503)
Expiring 06/15/11	Morgan Stanley	JPY	126,901	1,569,588	1,526,378	(43,210)
Expiring 06/15/11	Morgan Stanley	JPY	75,826	958,308	912,043	(46,265)
Expiring 06/15/11	Morgan Stanley	JPY	70,450	890,357	847,373	(42,984)
Expiring 06/15/11	UBS Securities	JPY	275,000	3,302,292	3,307,724	5,432
Expiring 06/15/11	UBS Securities	JPY	162,500	1,992,015	1,954,564	(37,451)
Expiring 06/15/11	UBS Securities	JPY	150,000	1,838,783	1,804,213	(34,570)
Expiring 06/15/11	UBS Securities	JPY	112,500	1,390,688	1,353,159	(37,529)
Expiring 06/15/11	UBS Securities	JPY	100,000	1,236,779	1,202,809	(33,970)
Expiring 06/15/11	UBS Securities	JPY	87,500	1,082,063	1,052,457	(29,606)
Expiring 06/15/11	UBS Securities	JPY	62,500	770,122	751,755	(18,367)
Expiring 06/15/11	UBS Securities	JPY	37,500	451,305	451,053	(252)
Expiring 06/15/11	UBS Securities	JPY	12,500	154,665	150,351	(4,314)
Malaysian Ringgit,
Expiring 05/11/11	Citigroup Global Markets	MYR	218	71,000	71,926	926
Expiring 08/11/11	Barclays Capital Group	MYR	400	128,887	130,852	1,965
Expiring 08/11/11	Barclays Capital Group	MYR	400	129,521	130,852	1,331
Expiring 08/11/11	Barclays Capital Group	MYR	400	129,976	130,852	876
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,988	65,426	438
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,222	32,713	491
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,380	32,713	333
Expiring 08/11/11	Barclays Capital Group	MYR	100	32,494	32,713	219
Expiring 08/11/11	Citigroup Global Markets	MYR	660	213,309	215,905	2,596
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,143	163,565	1,422
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,512	163,565	1,053
Expiring 08/11/11	Citigroup Global Markets	MYR	433	140,000	141,690	1,690
Expiring 08/11/11	Citigroup Global Markets	MYR	400	129,702	130,852	1,150
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,507	98,139	632
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,851	65,426	575
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,639	65,426	787
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,857	65,426	569
Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,857	65,426	569
Expiring 08/11/11	Citigroup Global Markets	MYR	200	65,005	65,426	421
Expiring 08/11/11	Citigroup Global Markets	MYR	100	32,425	32,713	288

Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	621	201,771	203,131	1,360
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	260	84,437	85,006	569
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	144	46,723	47,038	315
Expiring 08/11/11	JPMorgan Chase	MYR	305	100,000	99,856	(144)
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	98,139	784
Expiring 08/11/11	JPMorgan Chase	MYR	200	64,904	65,426	522
Expiring 08/11/11	JPMorgan Chase	MYR	100	32,452	32,713	261
Mexican Peso,
Expiring 07/07/11	Deutsche Bank	MXN	350	28,398	29,161	763
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,078	2,181,086	2,256,086	75,000
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	24,230	1,951,665	2,018,776	67,111
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	7,017	571,000	584,640	13,640
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,171	337,000	347,493	10,493
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,024	250,000	251,973	1,973
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	121	10,000	10,091	91
Expiring 07/07/11	Morgan Stanley	MXN	2,297	190,000	191,381	1,381
Expiring 07/07/11	Morgan Stanley	MXN	846	70,000	70,480	480
Expiring 07/07/11	UBS Securities	MXN	7,875	636,000	656,121	20,121
New Taiwanese Dollar,
Expiring 04/06/11	Hong Kong & Shanghai Bank	TWD	12,161	423,000	413,607	(9,393)
Expiring 04/06/11	Hong Kong & Shanghai Bank	TWD	11,324	394,000	385,117	(8,883)
Expiring 01/11/12	Barclays Capital Group	TWD	23,485	819,428	805,911	(13,517)
New Zealand Dollar,
Expiring 06/15/11	Morgan Stanley	NZD	6,529	4,933,171	4,956,256	23,085
Expiring 06/15/11	Morgan Stanley	NZD	6,307	4,642,270	4,787,749	145,479
Expiring 06/15/11	Morgan Stanley	NZD	5,788	4,259,786	4,393,279	133,493
Expiring 06/15/11	Morgan Stanley	NZD	4,870	3,679,521	3,696,739	17,218
Expiring 06/15/11	Morgan Stanley	NZD	2,324	1,710,844	1,764,051	53,207
Expiring 06/15/11	Morgan Stanley	NZD	2,085	1,534,911	1,582,646	47,735
Expiring 06/15/11	Morgan Stanley	NZD	916	659,359	695,017	35,658
Expiring 06/15/11	Morgan Stanley	NZD	800	576,102	607,258	31,156
Expiring 06/15/11	Morgan Stanley	NZD	303	223,112	229,979	6,867
Expiring 06/15/11	Morgan Stanley	NZD	151	111,021	114,438	3,417
Expiring 06/15/11	Morgan Stanley	NZD	140	102,020	106,174	4,154
Expiring 06/15/11	Morgan Stanley	NZD	102	74,162	77,181	3,019
Norwegian Krone,
Expiring 05/05/11	Barclays Capital Group	NOK	10,607	1,841,381	1,914,422	73,041
Expiring 05/05/11	Credit Suisse First Boston Corp.	NOK	2,904	519,075	524,133	5,058
Expiring 05/05/11	UBS Securities	NOK	2,046	364,439	369,276	4,837
Philippine Peso,
Expiring 06/15/11	Citigroup Global Markets	PHP	26,073	611,179	598,719	(12,460)
Expiring 06/15/11	Citigroup Global Markets	PHP	11,400	259,563	261,781	2,218
Expiring 06/15/11	Citigroup Global Markets	PHP	10,720	243,803	246,166	2,363
Expiring 06/15/11	Citigroup Global Markets	PHP	9,000	207,087	206,669	(418)
Expiring 06/15/11	Citigroup Global Markets	PHP	8,750	200,000	200,928	928
Expiring 06/15/11	Citigroup Global Markets	PHP	5,600	127,504	128,594	1,090
Expiring 06/15/11	Citigroup Global Markets	PHP	5,290	120,309	121,475	1,166

Expiring 06/15/11	Citigroup Global Markets	PHP	3,538	80,000	81,253	1,253
Expiring 06/15/11	Citigroup Global Markets	PHP	1,400	31,876	32,149	273
Expiring 06/15/11	Citigroup Global Markets	PHP	1,350	30,703	31,000	297
Expiring 06/15/11	Deutsche Bank	PHP	10,758	245,281	247,039	1,758
Expiring 06/15/11	Deutsche Bank	PHP	5,315	121,181	122,050	869
Expiring 06/15/11	Deutsche Bank	PHP	884	20,000	20,290	290
Expiring 06/15/11	Hong Kong & Shanghai Bank	PHP	21,322	487,137	489,622	2,485
Expiring 06/15/11	Hong Kong & Shanghai Bank	PHP	8,082	184,647	185,589	942
Expiring 06/15/11	JPMorgan Chase	PHP	11,052	252,041	253,790	1,749
Expiring 06/15/11	JPMorgan Chase	PHP	8,258	188,324	189,631	1,307
Expiring 06/15/11	JPMorgan Chase	PHP	5,460	124,515	125,379	864
Expiring 06/15/11	Morgan Stanley	PHP	65,766	1,494,000	1,510,199	16,199
Expiring 11/15/11	Barclays Capital Group	PHP	6,400	144,274	146,004	1,730
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	61,224	61,595	371
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,962	61,596	634
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,742	61,596	854
Expiring 11/15/11	Barclays Capital Group	PHP	2,097	46,822	47,832	1,010
Expiring 11/15/11	Citigroup Global Markets	PHP	5,300	119,558	120,910	1,352
Singapore Dollar,
Expiring 06/09/11	Bank of America	SGD	523	408,304	414,636	6,332
Expiring 09/09/11	Barclays Capital Group	SGD	500	392,711	396,823	4,112
Expiring 09/09/11	Barclays Capital Group	SGD	400	312,848	317,458	4,610
Expiring 09/09/11	Barclays Capital Group	SGD	169	131,906	133,850	1,944
Expiring 09/09/11	Barclays Capital Group	SGD	154	120,215	121,986	1,771
Expiring 09/09/11	Citigroup Global Markets	SGD	500	391,370	396,823	5,453
Expiring 09/09/11	Citigroup Global Markets	SGD	500	390,656	396,823	6,167
Expiring 09/09/11	Citigroup Global Markets	SGD	100	78,131	79,364	1,233
Expiring 09/09/11	Citigroup Global Markets	SGD	100	78,131	79,364	1,233
Expiring 09/09/11	Deutsche Bank	SGD	500	392,049	396,823	4,774
Expiring 09/09/11	JPMorgan Chase	SGD	648	508,663	514,061	5,398
Expiring 09/09/11	JPMorgan Chase	SGD	500	390,892	396,823	5,931
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,071	79,364	1,293
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,178	79,364	1,186
Expiring 09/09/11	Royal Bank of Canada	SGD	500	388,884	396,823	7,939
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	318,360	282,861	289,514	6,653
Expiring 05/09/11	Barclays Capital Group	KRW	225,660	200,498	205,214	4,716
Expiring 05/09/11	Barclays Capital Group	KRW	207,600	184,813	188,790	3,977
Expiring 05/09/11	Barclays Capital Group	KRW	24,000	21,366	21,825	459
Expiring 05/09/11	Barclays Capital Group	KRW	17,100	15,223	15,551	328
Expiring 05/09/11	Citigroup Global Markets	KRW	803,100	711,022	730,333	19,311
Expiring 05/09/11	Citigroup Global Markets	KRW	724,000	645,391	658,400	13,009
Expiring 05/09/11	Citigroup Global Markets	KRW	495,000	441,964	450,149	8,185
Expiring 05/09/11	Citigroup Global Markets	KRW	324,720	288,000	295,298	7,298
Expiring 05/09/11	Citigroup Global Markets	KRW	210,770	186,012	191,673	5,661
Expiring 05/09/11	Citigroup Global Markets	KRW	149,400	131,850	135,863	4,013
Expiring 05/09/11	Citigroup Global Markets	KRW	92,600	81,983	84,210	2,227
Expiring 05/09/11	Citigroup Global Markets	KRW	83,000	73,988	75,480	1,492

Expiring 05/09/11	Citigroup Global Markets	KRW	65,500	57,990	59,565	1,575
Expiring 05/09/11	Citigroup Global Markets	KRW	59,000	52,594	53,654	1,060
Expiring 05/09/11	Citigroup Global Markets	KRW	57,000	50,893	51,836	943
Expiring 05/09/11	Citigroup Global Markets	KRW	40,000	35,714	36,376	662
Expiring 05/09/11	Citigroup Global Markets	KRW	33,855	30,000	30,787	787
Expiring 05/09/11	Deutsche Bank	KRW	113,650	100,000	103,352	3,352
Expiring 05/09/11	Deutsche Bank	KRW	78,820	70,000	71,678	1,678
Expiring 05/09/11	Goldman Sachs & Co.	KRW	167,209	147,347	152,059	4,712
Expiring 05/09/11	Goldman Sachs & Co.	KRW	19,337	17,040	17,584	544
Expiring 05/09/11	Goldman Sachs & Co.	KRW	13,804	12,164	12,553	389
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	391,000	348,299	355,573	7,274
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	45,000	40,086	40,923	837
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	32,000	28,505	29,101	596
Expiring 05/09/11	JPMorgan Chase	KRW	3,081,297	2,660,419	2,802,109	141,690
Expiring 05/09/11	JPMorgan Chase	KRW	902,500	795,833	820,727	24,894
Expiring 05/09/11	JPMorgan Chase	KRW	793,780	685,357	721,858	36,501
Expiring 05/09/11	JPMorgan Chase	KRW	104,000	91,708	94,577	2,869
Expiring 05/09/11	JPMorgan Chase	KRW	73,600	64,901	66,931	2,030
Expiring 05/09/11	Royal Bank of Scotland	KRW	785,000	693,861	713,873	20,012
Expiring 05/09/11	Royal Bank of Scotland	KRW	90,000	79,551	81,845	2,294
Expiring 05/09/11	Royal Bank of Scotland	KRW	64,000	56,570	58,201	1,631
Expiring 08/12/11	Barclays Capital Group	KRW	1,473,230	1,298,000	1,331,898	33,898
Expiring 08/12/11	Morgan Stanley	KRW	941,869	837,775	851,512	13,737
Expiring 08/12/11	Royal Bank of Canada	KRW	1,181,000	1,057,770	1,067,703	9,933
Swedish Krona,
Expiring 06/15/11	Morgan Stanley	SEK	175,075	27,456,331	27,625,550	169,219
Expiring 06/15/11	Morgan Stanley	SEK	173,039	27,137,058	27,304,310	167,252
Expiring 06/15/11	Morgan Stanley	SEK	66,511	10,334,527	10,494,857	160,330
Expiring 06/15/11	Morgan Stanley	SEK	25,454	4,013,792	4,016,489	2,697
Expiring 06/15/11	Morgan Stanley	SEK	25,179	3,970,395	3,973,063	2,668
Expiring 06/15/11	Morgan Stanley	SEK	20,322	3,163,178	3,206,632	43,454
Expiring 06/15/11	Morgan Stanley	SEK	18,579	2,891,894	2,931,620	39,726
Expiring 06/15/11	Morgan Stanley	SEK	4,850	747,768	765,214	17,446
Expiring 06/15/11	Morgan Stanley	SEK	4,735	744,360	747,127	2,767
Expiring 06/15/11	Morgan Stanley	SEK	4,479	704,197	706,814	2,617
Expiring 06/15/11	Morgan Stanley	SEK	4,447	685,741	701,740	15,999
Expiring 06/15/11	Morgan Stanley	SEK	3,288	523,469	518,890	(4,579)
Expiring 06/15/11	Morgan Stanley	SEK	3,000	477,540	473,363	(4,177)
Expiring 06/15/11	UBS Securities	SEK	4,000	622,217	631,170	8,953
Swiss Franc,
Expiring 06/15/11	Credit Suisse First Boston Corp.	CHF	2,241	2,446,009	2,441,471	(4,538)
Expiring 06/15/11	Morgan Stanley	CHF	2,297	2,544,801	2,501,908	(42,893)
Expiring 06/15/11	Morgan Stanley	CHF	2,146	2,377,602	2,337,527	(40,075)
Expiring 06/15/11	Morgan Stanley	CHF	846	918,724	921,623	2,899
Expiring 06/15/11	Morgan Stanley	CHF	766	823,227	834,703	11,476
Expiring 06/15/11	Morgan Stanley	CHF	745	800,424	811,582	11,158
Expiring 06/15/11	Morgan Stanley	CHF	709	773,713	772,135	(1,578)
Expiring 06/15/11	Morgan Stanley	CHF	639	697,716	696,293	(1,423)
Expiring 06/15/11	UBS Securities	CHF	2,375	2,555,972	2,587,138	31,166
Expiring 06/15/11	UBS Securities	CHF	1,500	1,626,716	1,633,982	7,266
Expiring 06/15/11	UBS Securities	CHF	125	138,332	136,165	(2,167)
Expiring 06/15/11	UBS Securities	CHF	125	137,321	136,165	(1,156)
Expiring 06/15/11	UBS Securities	CHF	125	137,242	136,165	(1,077)
Turkish New Lira,
Expiring 07/27/11	Hong Kong & Shanghai Bank	TRY	477	299,904	302,492	2,588

				$424,842,860	$427,024,717	$2,181,857

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/05/11	Bank of America	AUD	340	$347,942	$351,462	$(3,520)
Expiring 04/05/11	Bank of America	AUD	340	347,772	351,462	(3,690)
Expiring 04/05/11	Barclays Capital Group	AUD	312	320,848	322,518	(1,670)
Expiring 04/05/11	Citigroup Global Markets	AUD	325	332,594	335,956	(3,362)
Expiring 04/05/11	Credit Suisse First Boston Corp.	AUD	711	727,787	734,969	(7,182)
Expiring 04/05/11	Hong Kong & Shanghai Bank	AUD	325	334,149	335,956	(1,807)
Expiring 04/05/11	Royal Bank of Canada	AUD	356	364,674	368,001	(3,327)
Expiring 04/06/11	Credit Suisse First Boston Corp.	AUD	545	561,764	563,303	(1,539)
Expiring 04/06/11	Hong Kong & Shanghai Bank	AUD	414	426,484	427,904	(1,420)
Expiring 04/29/11	Credit Suisse First Boston Corp.	AUD	1,215	1,244,543	1,252,247	(7,704)
Expiring 04/29/11	Credit Suisse First Boston Corp.	AUD	296	301,541	305,074	(3,533)
Expiring 04/29/11	Deutsche Bank	AUD	280	273,732	288,584	(14,852)
Expiring 04/29/11	Deutsche Bank	AUD	117	114,381	120,587	(6,206)
Expiring 04/29/11	UBS Securities	AUD	311	316,732	320,534	(3,802)
Expiring 06/15/11	Morgan Stanley	AUD	31,663	31,775,804	32,434,324	(658,520)
Expiring 06/15/11	Morgan Stanley	AUD	29,525	29,629,395	30,243,433	(614,038)
Expiring 06/15/11	Morgan Stanley	AUD	14,034	14,261,526	14,375,304	(113,778)
Expiring 06/15/11	Morgan Stanley	AUD	3,550	3,543,592	3,636,233	(92,641)
Expiring 06/15/11	Morgan Stanley	AUD	3,521	3,514,997	3,606,890	(91,893)
Expiring 06/15/11	Morgan Stanley	AUD	3,164	3,120,745	3,240,638	(119,893)
Expiring 06/15/11	Morgan Stanley	AUD	3,154	3,100,830	3,231,094	(130,264)
Expiring 06/15/11	Morgan Stanley	AUD	3,149	3,106,299	3,225,637	(119,338)
Expiring 06/15/11	Morgan Stanley	AUD	2,823	2,775,490	2,892,087	(116,597)
Expiring 06/15/11	Morgan Stanley	AUD	1,154	1,164,805	1,181,960	(17,155)
Expiring 06/15/11	Morgan Stanley	AUD	1,068	1,078,559	1,094,444	(15,885)
Expiring 06/15/11	Morgan Stanley	AUD	408	414,503	417,810	(3,307)
British Pound,
Expiring 04/27/11	Barclays Capital Group	GBP	18,203	29,790,666	29,192,573	598,093
Expiring 04/27/11	Citigroup Global Markets	GBP	995	1,594,813	1,595,705	(892)
Expiring 06/13/11	Bank of America	GBP	2,091	3,356,954	3,350,919	6,035
Expiring 06/13/11	Citigroup Global Markets	GBP	32	51,323	51,281	42
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	32	51,340	51,281	59
Expiring 06/15/11	Morgan Stanley	GBP	1,034	1,669,922	1,657,443	12,479
Expiring 06/15/11	Morgan Stanley	GBP	983	1,601,399	1,575,198	26,201
Expiring 06/15/11	Morgan Stanley	GBP	831	1,337,224	1,332,149	5,075
Expiring 06/15/11	Morgan Stanley	GBP	285	457,721	455,983	1,738
Expiring 06/15/11	Morgan Stanley	GBP	220	355,867	352,937	2,930
Expiring 06/15/11	Morgan Stanley	GBP	96	155,978	153,426	2,552
Expiring 06/15/11	Morgan Stanley	GBP	57	91,520	91,470	50
Expiring 06/15/11	Morgan Stanley	GBP	15	23,749	23,571	178
Canadian Dollar,
Expiring 04/06/11	Royal Bank of Scotland	CAD	909	933,240	937,102	(3,862)
Expiring 04/29/11	Morgan Stanley	CAD	401	410,215	413,352	(3,137)
Expiring 04/29/11	Royal Bank of Scotland	CAD	846	848,584	872,317	(23,733)
Expiring 04/29/11	Royal Bank of Scotland	CAD	234	235,940	240,948	(5,008)
Expiring 04/29/11	Royal Bank of Scotland	CAD	129	130,388	133,156	(2,768)
Expiring 04/29/11	Royal Bank of Scotland	CAD	81	82,038	83,780	(1,742)
Expiring 05/02/11	Deutsche Bank	CAD	437	447,283	450,430	(3,147)
Expiring 05/02/11	Goldman Sachs & Co.	CAD	437	447,109	450,430	(3,321)
Expiring 05/02/11	Goldman Sachs & Co.	CAD	437	447,063	450,430	(3,367)

Expiring 05/02/11	Hong Kong & Shanghai Bank	CAD	175	178,845	180,378	(1,533)
Expiring 05/02/11	Royal Bank of Canada	CAD	262	267,608	270,052	(2,444)
Expiring 05/02/11	Royal Bank of Canada	CAD	262	267,608	270,052	(2,444)
Expiring 05/02/11	Royal Bank of Canada	CAD	175	178,718	180,378	(1,660)
Expiring 05/02/11	Royal Bank of Scotland	CAD	926	950,775	954,741	(3,966)
Expiring 05/06/11	Royal Bank of Scotland	CAD	61	62,587	62,818	(231)
Expiring 05/13/11	Royal Bank of Scotland	CAD	430	434,087	442,684	(8,597)
Expiring 06/15/11	Morgan Stanley	CAD	2,443	2,498,924	2,515,409	(16,485)
Expiring 06/15/11	Morgan Stanley	CAD	2,336	2,389,253	2,405,015	(15,762)
Expiring 06/15/11	Morgan Stanley	CAD	2,314	2,359,098	2,382,676	(23,578)
Expiring 06/15/11	Morgan Stanley	CAD	2,202	2,244,533	2,266,966	(22,433)
Expiring 06/15/11	Morgan Stanley	CAD	1,705	1,745,089	1,755,343	(10,254)
Expiring 06/15/11	Morgan Stanley	CAD	1,368	1,400,606	1,408,836	(8,230)
Expiring 06/15/11	Morgan Stanley	CAD	958	984,404	986,175	(1,771)
Expiring 06/15/11	Morgan Stanley	CAD	689	700,551	709,731	(9,180)
Expiring 06/15/11	Morgan Stanley	CAD	601	611,700	619,326	(7,626)
Expiring 06/15/11	Morgan Stanley	CAD	583	592,292	600,054	(7,762)
Expiring 06/15/11	Morgan Stanley	CAD	288	292,793	296,443	(3,650)
Expiring 06/15/11	Morgan Stanley	CAD	65	66,163	67,011	(848)
Expiring 06/15/11	Royal Bank of Scotland	CAD	2,938	3,008,490	3,025,170	(16,680)
Expiring 06/15/11	UBS Securities	CAD	1,600	1,630,316	1,647,458	(17,142)
Expiring 06/15/11	UBS Securities	CAD	1,100	1,120,843	1,132,627	(11,784)
Expiring 06/15/11	UBS Securities	CAD	500	514,666	514,831	(165)
Expiring 06/20/11	Barclays Capital Group	CAD	1,601	1,638,360	1,648,274	(9,914)
Expiring 06/20/11	Barclays Capital Group	CAD	641	658,879	659,927	(1,048)
Expiring 06/20/11	BNP Paribas	CAD	13,222	13,528,516	13,612,415	(83,899)
Expiring 06/28/11	Royal Bank of Scotland	CAD	219	223,856	225,672	(1,816)
Expiring 06/28/11	Royal Bank of Scotland	CAD	53	54,302	54,568	(266)
Chinese Yuan,
Expiring 04/07/11	Citigroup Global Markets	CNY	3,448	526,488	526,685	(197)
Expiring 04/07/11	Citigroup Global Markets	CNY	1,530	233,410	233,729	(319)
Expiring 04/07/11	Deutsche Bank	CNY	16,666	2,532,132	2,546,038	(13,906)
Expiring 06/15/11	Barclays Capital Group	CNY	144	22,000	22,087	(87)
Expiring 06/15/11	Barclays Capital Group	CNY	144	22,000	22,084	(84)
Danish Krone,
Expiring 05/05/11	Deutsche Bank	DKK	292	54,003	55,469	(1,466)
Euro,
Expiring 04/06/11	Morgan Stanley	EUR	521	735,657	738,276	(2,619)
Expiring 04/06/11	Royal Bank of Canada	EUR	522	737,073	739,693	(2,620)
Expiring 04/19/11	Bank of America	EUR	421	571,625	596,430	(24,805)
Expiring 04/19/11	Barclays Capital Group	EUR	2,042	2,750,382	2,892,896	(142,514)
Expiring 04/19/11	BNP Paribas	EUR	1,782	2,529,798	2,524,555	5,243
Expiring 04/19/11	BNP Paribas	EUR	389	540,757	551,095	(10,338)
Expiring 04/19/11	BNP Paribas	EUR	100	137,914	141,670	(3,756)
Expiring 04/19/11	Citigroup Global Markets	EUR	4,211	5,683,418	5,965,713	(282,295)
Expiring 04/19/11	Citigroup Global Markets	EUR	1,488	2,044,659	2,108,046	(63,387)
Expiring 04/19/11	Citigroup Global Markets	EUR	766	1,052,560	1,085,190	(32,630)
Expiring 04/19/11	Deutsche Bank	EUR	8,330	11,401,146	11,801,090	(399,944)
Expiring 04/19/11	JPMorgan Chase	EUR	3,221	4,374,408	4,563,183	(188,775)
Expiring 04/19/11	JPMorgan Chase	EUR	1,000	1,354,683	1,416,697	(62,014)
Expiring 04/19/11	Morgan Stanley	EUR	1,288	1,820,459	1,824,706	(4,247)
Expiring 04/19/11	Morgan Stanley	EUR	1,175	1,645,596	1,664,620	(19,024)
Expiring 04/19/11	Morgan Stanley	EUR	982	1,387,959	1,391,197	(3,238)
Expiring 04/19/11	Morgan Stanley	EUR	204	283,651	289,006	(5,355)
Expiring 04/19/11	Royal Bank of Canada	EUR	2,288	3,136,356	3,241,404	(105,048)
Expiring 04/19/11	Royal Bank of Canada	EUR	2,137	2,929,368	3,027,483	(98,115)
Expiring 04/19/11	Royal Bank of Canada	EUR	1,961	2,688,109	2,778,144	(90,035)
Expiring 04/19/11	Royal Bank of Canada	EUR	1,537	2,122,285	2,177,464	(55,179)
Expiring 04/19/11	Royal Bank of Canada	EUR	678	927,965	960,521	(32,556)
Expiring 04/19/11	UBS Securities	EUR	3,430	4,623,901	4,859,272	(235,371)
Expiring 04/28/11	BNP Paribas	EUR	75,321	106,767,367	106,689,387	77,980

Expiring 06/15/11	Morgan Stanley	EUR	3,693	5,155,170	5,226,350	(71,180)
Expiring 06/15/11	Morgan Stanley	EUR	3,598	5,022,443	5,091,790	(69,347)
Expiring 06/15/11	Morgan Stanley	EUR	3,285	4,589,369	4,648,306	(58,937)
Expiring 06/15/11	Morgan Stanley	EUR	2,084	2,897,147	2,948,323	(51,176)
Expiring 06/15/11	Morgan Stanley	EUR	2,035	2,842,974	2,879,484	(36,510)
Expiring 06/15/11	Morgan Stanley	EUR	1,927	2,679,108	2,726,432	(47,324)
Expiring 06/15/11	Morgan Stanley	EUR	821	1,141,574	1,161,639	(20,065)
Expiring 06/15/11	Morgan Stanley	EUR	778	1,081,595	1,100,605	(19,010)
Expiring 06/22/11	Royal Bank of Scotland	EUR	825	1,110,434	1,167,214	(56,780)
Expiring 10/22/12	Royal Bank of Scotland	EUR	575	767,499	799,020	(31,521)
Expiring 01/28/13	Royal Bank of Scotland	EUR	604	805,109	838,917	(33,808)
Indian Rupee,
Expiring 08/12/11	Royal Bank of Canada	INR	54,942	1,190,000	1,201,322	(11,322)
Indonesia Rupiah,
Expiring 04/15/11	Bank of America	IDR	1,781,400	204,172	204,090	82
Expiring 04/15/11	Citigroup Global Markets	IDR	7,314,000	838,761	837,945	816
Japanese Yen,
Expiring 04/14/11	Barclays Capital Group	JPY	52,137	636,992	626,847	10,145
Expiring 04/14/11	BNP Paribas	JPY	40,351	486,497	485,143	1,354
Expiring 04/14/11	Citigroup Global Markets	JPY	87,642	1,065,161	1,053,725	11,436
Expiring 04/14/11	Morgan Stanley	JPY	16,135	204,235	193,992	10,243
Expiring 04/14/11	Royal Bank of Canada	JPY	306,992	3,711,892	3,690,985	20,907
Expiring 04/14/11	Royal Bank of Canada	JPY	291,451	3,499,858	3,504,134	(4,276)
Expiring 04/14/11	Royal Bank of Canada	JPY	155,210	1,863,822	1,866,100	(2,278)
Expiring 04/14/11	Royal Bank of Canada	JPY	116,755	1,411,704	1,403,753	7,951
Expiring 04/14/11	Royal Bank of Canada	JPY	69,181	854,693	831,768	22,925
Expiring 04/14/11	Royal Bank of Canada	JPY	32,233	398,221	387,539	10,682
Expiring 06/15/11	Morgan Stanley	JPY	560,623	6,825,293	6,743,219	82,074
Expiring 06/15/11	Morgan Stanley	JPY	441,768	5,378,297	5,313,623	64,674
Expiring 06/15/11	Morgan Stanley	JPY	380,158	4,648,540	4,572,568	75,972
Expiring 06/15/11	Morgan Stanley	JPY	376,386	4,542,208	4,527,198	15,010
Expiring 06/15/11	Morgan Stanley	JPY	295,641	3,590,925	3,555,994	34,931
Expiring 06/15/11	Morgan Stanley	JPY	287,439	3,468,799	3,457,336	11,463
Expiring 06/15/11	Morgan Stanley	JPY	286,097	3,475,004	3,441,200	33,804
Expiring 06/15/11	Morgan Stanley	JPY	191,386	2,347,372	2,302,006	45,366
Expiring 06/15/11	Morgan Stanley	JPY	190,826	2,340,506	2,295,273	45,233
Expiring 06/15/11	Morgan Stanley	JPY	169,801	2,099,940	2,042,382	57,558
Expiring 06/15/11	Morgan Stanley	JPY	168,545	2,060,959	2,027,276	33,683
Expiring 06/15/11	Morgan Stanley	JPY	162,815	2,013,543	1,958,353	55,190
Expiring 06/15/11	Morgan Stanley	JPY	112,406	1,388,379	1,352,028	36,351
Expiring 06/15/11	Morgan Stanley	JPY	104,697	1,293,157	1,259,300	33,857
Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	3	1,009	1,022	(13)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	2,089	173,000	174,019	(1,019)
Expiring 07/07/11	Citigroup Global Markets	MXN	1,620	134,000	135,002	(1,002)
Expiring 07/07/11	Citigroup Global Markets	MXN	1,512	125,000	125,966	(966)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,175	264,000	264,522	(522)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,659	220,000	221,511	(1,511)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,382	197,000	198,427	(1,427)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,376	197,000	197,959	(959)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,274	189,000	189,436	(436)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,620	134,000	134,951	(951)
Expiring 07/07/11	Morgan Stanley	MXN	2,382	197,000	198,473	(1,473)
Expiring 07/07/11	Morgan Stanley	MXN	2,380	197,000	198,284	(1,284)
Expiring 07/07/11	Morgan Stanley	MXN	1,323	110,000	110,249	(249)

New Taiwanese Dollar,
Expiring 04/06/11	Barclays Capital Group	TWD	23,485	797,582	798,724	(1,142)
New Zealand Dollar,
Expiring 04/29/11	Barclays Capital Group	NZD	2,325	1,714,513	1,770,659	(56,146)
Expiring 04/29/11	UBS Securities	NZD	1,838	1,383,738	1,399,773	(16,035)
Expiring 06/15/11	Morgan Stanley	NZD	7,874	5,771,607	5,977,409	(205,802)
Expiring 06/15/11	Morgan Stanley	NZD	5,953	4,363,305	4,518,890	(155,585)
Expiring 06/15/11	Morgan Stanley	NZD	3,052	2,220,843	2,316,913	(96,070)
Expiring 06/15/11	Morgan Stanley	NZD	2,946	2,143,355	2,236,073	(92,718)
Expiring 06/15/11	Morgan Stanley	NZD	2,080	1,553,306	1,579,283	(25,977)
Expiring 06/15/11	Morgan Stanley	NZD	1,877	1,401,075	1,424,505	(23,430)
Norwegian Krone,
Expiring 04/06/11	Royal Bank of Canada	NOK	1,796	321,267	324,658	(3,391)
Expiring 06/14/11	Royal Bank of Scotland	NOK	38	6,383	6,752	(369)
Expiring 06/22/11	Royal Bank of Scotland	NOK	105	17,864	18,899	(1,035)
Expiring 09/14/11	Royal Bank of Scotland	NOK	38	6,349	6,713	(364)
Expiring 12/22/11	Royal Bank of Scotland	NOK	105	17,674	18,673	(999)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	17,481	18,569	(1,088)
Expiring 09/14/12	Royal Bank of Scotland	NOK	1,000	165,697	176,843	(11,146)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	262,469	283,833	(21,364)
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	693,098	620,000	630,298	(10,298)
Expiring 05/09/11	Deutsche Bank	KRW	605,826	540,000	550,934	(10,934)
Expiring 05/09/11	JPMorgan Chase	KRW	550,041	498,000	500,203	(2,203)
Expiring 05/09/11	JPMorgan Chase	KRW	549,792	498,000	499,977	(1,977)
Expiring 05/09/11	JPMorgan Chase	KRW	366,611	332,000	333,393	(1,393)
Expiring 05/09/11	JPMorgan Chase	KRW	349,022	316,000	317,398	(1,398)
Expiring 05/09/11	Royal Bank of Canada	KRW	693,098	620,000	630,298	(10,298)
Swedish Krona,
Expiring 05/05/11	Deutsche Bank	SEK	114	17,646	18,030	(384)
Expiring 06/15/11	Credit Suisse First Boston Corp.	SEK	9,961	1,570,053	1,571,752	(1,699)
Expiring 06/15/11	Morgan Stanley	SEK	16,624	2,579,665	2,623,162	(43,497)
Expiring 06/15/11	Morgan Stanley	SEK	16,271	2,524,866	2,567,439	(42,573)
Expiring 06/15/11	Morgan Stanley	SEK	11,958	1,875,535	1,886,828	(11,293)
Expiring 06/15/11	Morgan Stanley	SEK	10,657	1,655,901	1,681,591	(25,690)
Expiring 06/15/11	Morgan Stanley	SEK	9,924	1,556,611	1,565,983	(9,372)
Swiss Franc,
Expiring 06/15/11	Morgan Stanley	CHF	8,577	9,255,842	9,342,925	(87,083)
Expiring 06/15/11	Morgan Stanley	CHF	6,957	7,508,222	7,578,863	(70,641)
Expiring 06/15/11	Morgan Stanley	CHF	2,963	3,217,818	3,227,973	(10,155)
Expiring 06/15/11	Morgan Stanley	CHF	2,440	2,619,739	2,657,742	(38,003)
Expiring 06/15/11	Morgan Stanley	CHF	2,425	2,688,473	2,642,075	46,398
Expiring 06/15/11	Morgan Stanley	CHF	2,238	2,480,278	2,437,474	42,804
Expiring 06/15/11	Morgan Stanley	CHF	2,109	2,264,883	2,297,739	(32,856)
Expiring 06/15/11	Morgan Stanley	CHF	2,050	2,265,378	2,233,044	32,334
Expiring 06/15/11	Morgan Stanley	CHF	1,982	2,190,777	2,159,507	31,270
Expiring 06/15/11	Morgan Stanley	CHF	1,583	1,713,576	1,724,024	(10,448)
Expiring 06/15/11	Morgan Stanley	CHF	1,564	1,693,532	1,703,857	(10,325)
Expiring 06/15/11	Morgan Stanley	CHF	59	65,001	63,885	1,116
Expiring 06/15/11	Morgan Stanley	CHF	3	2,879	2,830	49

				$521,667,359	$526,102,545	$(4,435,186)

Interest rate swap agreements outstanding at March 31, 2011:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Bank of America N.A.(2)	06/15/41		$800	4.25%	3 month LIBOR	$11,133	$8,267	$2,866
Bank of America N.A.(2)	06/15/21		1,200	3.50%	3 month LIBOR	16,168	13,449	2,719
Bank of America N.A.(2)	06/15/21		8,700	3.50%	3 month LIBOR	117,219	125,309	(8,090)
Barclays Bank PLC(2)	06/15/41		800	4.25%	3 month LIBOR	11,132	4,763	6,369
Barclays Bank PLC(2)	06/15/21		3,500	3.50%	3 month LIBOR	47,157	13,731	33,426
BNP Paribas(2)	06/15/21		15,800	3.50%	3 month LIBOR	212,880	157,258	55,622
Citigroup, Inc.(2)	06/15/41		7,200	4.25%	3 month LIBOR	100,194	96,026	4,168
Citigroup, Inc.(2)	06/15/21		2,100	3.50%	3 month LIBOR	28,294	32,592	(4,298)
Goldman Sachs Capital Markets, L.P.(2)	06/15/41		2,000	4.25%	3 month LIBOR	27,832	68,651	(40,819)
HSBC Bank USA, N.A.(2)	06/15/21		3,200	3.50%	3 month LIBOR	43,115	60,471	(17,356)
Morgan Stanley Capital Services, Inc.(2)	06/15/21		6,000	3.50%	3 month LIBOR	80,841	98,845	(18,004)
Royal Bank of Scotland PLC(2)	06/15/21		1,500	3.50%	3 month LIBOR	20,211	13,984	6,227
UBS AG(2)	06/15/41		400	4.25%	3 month LIBOR	5,567	12,058	(6,491)
Barclays Bank PLC(1)	01/02/12	BRL	5,900	18.00%	Brazilian interbank lending rate	(9,514)	—	(9,514)
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	10,560	2,391	8,169
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,500	11.67%	Brazilian interbank lending rate	62,195	12,639	49,556
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	84,324	(621)	84,945
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	171,760	6,689	165,071
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	4,924	614	4,310
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,800	11.14%	Brazilian interbank lending rate	19,072	2,990	16,082
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,304	12,599	8,705
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,304	135	21,169
HSBC Bank USA, N.A.(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	72,857	12,381	60,476
HSBC Bank USA, N.A.(1)	01/02/12	BRL	19,500	11.53%	Brazilian interbank lending rate	(10,327)	8,633	(18,960)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	98,200	11.53%	Brazilian interbank lending rate	(52,004)	—	(52,004)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	3,283	861	2,422
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	2,600	11.29%	Brazilian interbank lending rate	(4,632)	(963)	(3,669)
Royal Bank of Scotland PLC(1)	01/02/12	BRL	3,000	11.25%	Brazilian interbank lending rate	(6,518)	(854)	(5,664)
Bank of America N.A.(1)	06/16/35	JPY	180,000	2.15%	6 month LIBOR	28,742	(6,697)	35,439
Morgan Stanley Capital Services, Inc.(1)	06/15/21	JPY	290,000	1.50%	6 month LIBOR	54,647	34,121	20,526
Royal Bank of Scotland PLC(1)	06/15/21	JPY	2,040,000	1.50%	6 month LIBOR	384,410	344,884	39,526
UBS AG(1)	06/16/35	JPY	130,000	2.15%	6 month LIBOR	20,758	(5,046)	25,804
Barclays Bank PLC(1)	01/28/15	MXN	8,300	7.34%	28 day Mexican interbank rate	9,934	(2)	9,936
HSBC Bank USA, N.A.(1)	01/28/15	MXN	3,700	7.33%	28 day Mexican interbank rate	4,324	(196)	4,520
HSBC Bank USA, N.A.(1)	07/27/20	MXN	6,600	6.96%	28 day Mexican interbank rate	(31,826)	(29,370)	(2,456)
Morgan Stanley Capital Services, Inc.(1)	12/08/15	MXN	19,800	6.59%	28 day Mexican interbank rate	(29,935)	(21,571)	(8,364)

						$1,551,385	$1,079,021	$472,364

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2011:

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(4)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Bank of America N.A.	12/20/15	$1,300	1.00%	Dow Jones CDX MCDX 15 5Y	$(25,878)	$(53,039)	$27,161
Barclays Bank PLC	12/20/15	12,200	5.00%	Dow Jones CDX EM14 Index	1,605,500	1,448,043	157,457
Barclays Bank PLC	06/20/16	200	5.00%	Dow Jones CDX EM15 Index	28,063	26,832	1,231
Barclays Bank PLC	06/20/16	2,800	5.00%	Dow Jones CDX EM15 Index	392,871	375,646	17,225
Citigroup, Inc.	12/20/15	2,100	5.00%	Dow Jones CDX EM14 Index	276,613	265,716	10,897
Citigroup, Inc.	12/20/20	600	1.00%	Dow Jones CDX MCDX 15 10Y	(29,837)	(32,761)	2,924
Citigroup, Inc.	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y	(15,925)	(21,461)	5,536
Deutsche Bank AG	12/20/15	200	5.00%	Dow Jones CDX EM14 Index	26,320	27,461	(1,141)
Goldman Sachs Capital Markets, L.P.	12/20/15	700	1.00%	Dow Jones CDX MCDX 15 5Y	(13,935)	(18,582)	4,647
Goldman Sachs Capital Markets, L.P.	06/20/16	100	1.00%	Dow Jones CDX NA IG 16 5Y	227	202	25
Morgan Stanley Capital Services, Inc.	12/20/15	500	5.00%	Dow Jones CDX EM14 Index	65,798	64,591	1,207
UBS AG	12/20/15	20,800	1.00%	Dow Jones CDX NA IG 15 5Y	156,191	128,613	27,578

					$2,466,008	$2,211,261	$254,747

					Implied Credit		Upfront	Unrealized
		Notional Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	March 31, 2011(5)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Bank of America N.A.	12/20/12	$300	5.00%	Ally Financial, Inc., 6.75%, due 12/01/14	1.814%	$17,840	$4,100	$13,740
Bank of America N.A.	12/20/12	1,200	1.00%	General Electric Capital Corp., 5.875%, due 09/15/17	0.559%	9,815	(4,588)	14,403
Bank of America N.A.	03/20/16	2,600	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(41,279)	(59,010)	17,731
Bank of America N.A.	12/20/20	1,200	2.93%	State of California, 5.25%, due 02/01/18	2.121%	58,307	—	58,307
Bank of America N.A.	03/20/21	700	1.85%	State of New York, 5.00%, due 04/15/15	1.343%	24,429	—	24,429
Bank of America N.A.	12/20/15	6,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.987%	5,304	(59,202)	64,506
Barclays Bank PLC	12/20/15	200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.717%	2,471	(3,276)	5,747
Barclays Bank PLC	09/20/11	2,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.224%	9,316	3,124	6,192
Barclays Bank PLC	12/20/11	1,000	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.318%	5,088	2,567	2,521
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	844	(3,578)	4,422
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	845	(7,910)	8,755
Barclays Bank PLC	12/20/15	1,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(25,971)	(23,630)	(2,341)
Barclays Bank PLC	09/20/11	1,200	1.00%	United Mexican States, 7.50%, due 04/08/33	0.308%	4,377	1,114	3,263
Barclays Bank PLC	12/20/11	1,700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.400%	8,642	3,736	4,906
BNP Paribas	03/20/16	500	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(7,938)	(12,013)	4,075
Citigroup, Inc.	06/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.627%	(15,053)	(19,745)	4,692
Citigroup, Inc.	03/20/16	1,900	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.684%	29,696	19,557	10,139
Citigroup, Inc.	03/20/16	200	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(3,176)	(4,533)	1,357
Citigroup, Inc.	12/20/20	500	2.95%	State of California, 5.25%, due 02/01/18	2.121%	31,128	—	31,128
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	9,150	2,505	6,645
Citigroup, Inc.	06/20/15	200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	4,575	1,314	3,261
Deutsche Bank AG	03/20/16	100	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	1.078%	(284)	(755)	471
Deutsche Bank AG	09/20/11	800	1.00%	American Movil, 6.375%, due 03/01/35	0.478%	2,450	—	2,450
Deutsche Bank AG	03/20/12	800	1.00%	American Movil, 6.375%, due 03/01/35	0.481%	4,361	(1,163)	5,524
Deutsche Bank AG	03/20/16	1,700	1.00%	Australian Government, 6.50%, due 05/15/13	0.501%	40,618	34,912	5,706
Deutsche Bank AG	12/20/11	700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.318%	3,564	1,863	1,701
Deutsche Bank AG	12/20/15	2,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(39,955)	(47,864)	7,909
Deutsche Bank AG	12/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(19,977)	(19,652)	(325)
Deutsche Bank AG	09/20/11	1,600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.711%	4,383	(2,797)	7,180
Deutsche Bank AG	12/20/15	600	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.955%	2,346	5,367	(3,021)
Deutsche Bank AG	03/20/16	500	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.978%	1,188	(1,404)	2,592
Deutsche Bank AG	03/20/16	200	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.978%	476	(515)	991
Deutsche Bank AG	09/20/15	2,700	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.128%	(13,724)	(57,900)	44,176
Deutsche Bank AG	09/20/15	800	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.128%	(4,067)	(17,156)	13,089
Deutsche Bank AG	03/20/16	100	1.00%	State of Qatar, 9.75%, due 06/15/30	1.078%	(368)	(845)	477
Deutsche Bank AG	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	16,014	2,685	13,329
Deutsche Bank AG	06/20/15	300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	6,863	2,227	4,636
Deutsche Bank AG	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	9,148	2,817	6,331
Deutsche Bank AG	12/20/15	1,400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.520%	31,482	27,796	3,686
Deutsche Bank AG	03/20/16	300	5.00%	URBI Desarrollos Urbanos, 9.50%, due 01/21/20	NA	(10,941)	(11,993)	1,052
Goldman Sachs Capital Markets, L.P.	12/20/15	1,400	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(27,968)	(31,411)	3,443
Goldman Sachs Capital Markets, L.P.	12/20/15	800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.929%	2,821	16,128	(13,307)
HSBC Bank USA, N.A.	09/20/15	2,500	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.128%	(12,708)	(71,927)	59,219
HSBC Bank USA, N.A.	09/20/15	1,300	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.128%	(6,608)	(22,217)	15,609
HSBC Bank USA, N.A.	12/20/15	530	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.193%	(4,419)	(9,361)	4,942
HSBC Bank USA, N.A.	03/20/16	200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.020%	107	(1,309)	1,416
HSBC Bank USA, N.A.	03/20/21	800	1.00%	United Mexican States, 7.50%, due 04/08/33	1.428%	(26,014)	(36,352)	10,338
Merrill Lynch & Co.	12/20/11	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.354%	5,466	2,150	3,316
Merrill Lynch & Co.	03/20/16	500	1.00%	State of Qatar, 9.75%, due 06/15/30	1.078%	(1,837)	—	(1,837)
Morgan Stanley Capital Services, Inc.	03/20/16	100	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	1.078%	(284)	(798)	514
Morgan Stanley Capital Services, Inc.	12/20/15	1,200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.717%	14,823	(25,340)	40,163
Morgan Stanley Capital Services, Inc.	03/20/21	700	1.40%	Commonwealth of Pennsylvania, 5.00%, due 01/01/18	1.160%	15,162	—	15,162
Morgan Stanley Capital Services, Inc.	03/20/16	100	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	196	(696)	892
Morgan Stanley Capital Services, Inc.	09/20/15	600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.356%	(7,092)	(18,002)	10,910
Morgan Stanley Capital Services, Inc.	03/20/16	200	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.341%	(3,175)	(4,527)	1,352
Morgan Stanley Capital Services, Inc.	12/20/11	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.354%	5,466	2,127	3,339
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.15%	State of California, 5.25%, due 02/01/18	2.136%	2,838	—	2,838
Morgan Stanley Capital Services, Inc.	03/20/21	400	1.63%	State of Connecticut, 4.00%, due 05/01/17	1.368%	7,216	—	7,216
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.87%	State of Illinois, 5.00%, due 06/01/29	2.415%	16,178	—	16,178
Morgan Stanley Capital Services, Inc.	03/20/21	500	2.78%	State of Illinois, 5.00%, due 06/01/29	2.415%	13,562	—	13,562
Morgan Stanley Capital Services, Inc.	06/20/15	1,600	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	36,598	6,136	30,462
Royal Bank of Scotland PLC	03/20/16	500	1.00%	Australian Government, 6.50%, due 05/15/13	0.501%	11,947	10,819	1,128

Royal Bank of Scotland PLC	03/20/16	800	1.00%	Australian Government, 6.50%, due 05/15/13	0.501%	19,109	16,815	2,294
Royal Bank of Scotland PLC	03/20/16	600	1.00%	Australian Government, 6.50%, due 05/15/13	0.501%	14,336	12,748	1,588
Royal Bank of Scotland PLC	03/20/12	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.412%	17,677	9,817	7,860
UBS AG	03/20/16	400	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	1.078%	(1,136)	(374)	(762)
UBS AG	06/20/15	600	1.00%	Australian Government, 6.50%, due 05/15/13	0.415%	14,609	9,536	5,073
UBS AG	12/20/15	2,800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(55,936)	(53,797)	(2,139)
UBS AG	03/20/16	1,300	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	2,522	(6,005)	8,527
UBS AG	12/20/15	1,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.658%	21,161	26,006	(4,845)

						$236,604	$(413,679)	$650,283

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Unrealized	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Bank of America N.A.	12/20/15	$340	3.00%	Banco Santander S.A.	$506	$13,662	$(13,156)
Bank of America N.A.	12/20/15	675	1.00%	Host Hotels & Resorts	25,090	36,282	(11,192)
Deutsche Bank AG	06/20/16	4,325	1.02%	Banco Santander S.A.	(95,530)	(91,749)	(3,781)
Deutsche Bank AG	06/20/16	1,650	1.02%	Banco Santander S.A.	(36,445)	(35,003)	(1,442)
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16	(10,249)	(16,915)	6,666
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	67,546	57,737	9,809
Goldman Sachs Capital Markets, L.P.	03/20/13	600	1.00%	Hanson Ltd.	(4,856)	(531)	(4,325)
Goldman Sachs Capital Markets, L.P.	06/20/13	700	5.00%	Intl. Lease Finance Corp., 5.875%, due 05/01/13	(40,935)	(28,731)	(12,204)

					$(94,873)	$(65,248)	$(29,625)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreements outstanding at March 31, 2011:

					Upfront	Unrealized
		Notional Amount#		Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Description	Value	Paid (Received)	(Depreciation)
Credit Suisse International	04/29/11	$10,000	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR − 15bps.	$(63,232)	$—	$(63,232)
Credit Suisse International	06/30/11	16,000	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR − 52bps.	136,174	—	136,174
Credit Suisse International	06/30/11	50,000	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill + 25bps.	—	—	—

				$72,942	$—	$72,942

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$5,415,819,384	$—	$—
Common Stocks	530,975,655	—	225,233
Exchange Traded Funds	189,564,029	—	—
Unaffiliated Mutual Funds	211,389,822	—	—
Preferred Stocks	1,052,383	—	630,870
Warrants	2,628,265	187,874	562,618
Asset-Backed Securities	—	15,319,970	8,776,220
Bank Loans	—	3,240,960	892,878
Certificate of Deposit	—	2,992,452	—
Commerical Mortgage-Backed Securities	—	13,572,362	495,000
Commercial Paper	—	1,292,855	—
Convertible Bonds	—	72,044,155	215,096
Corporate Bonds	—	330,754,759	3,493,557
Foreign Government Bonds	—	235,743,345	—
Municipal Bonds	—	5,129,038	—
Residential Mortgage-Backed Securities	—	51,826,502	—
U.S. Government Agency Obligations	—	6,292,071	—
U.S. Government Mortgage-Backed Obligations	—	18,514,361	—
U.S. Treasury Obligations	—	348,329,888	—
Repurchase Agreements	—	18,600,000	—
Purchased Options	142,990	15,171	—
Written Options	(615,399)	(1,165,578)	(180,165)
Short Sales — Common Stocks	(200,874,975)	—	(15,816)
Short Sales — Exchange Traded Funds	(6,452,311)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(7,141,877)	—
Other Financial Instuments*
Futures	5,040,624	—	—
Foreign Forward Currency Contracts	—	(2,253,329)	—
Interest Rate Swaps	—	472,364	—
Credit Default Swaps	—	874,353	1,052
Total Return Swaps	—	72,942	—

Total	$6,148,670,467	$1,114,714,638	$15,096,543

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Credit contracts	$867,302
Equity contracts	(811,510)
Foreign exchange contracts	(2,349,399)
Interest rate contracts	(1,833,538)
Commodity contracts	6,532,170

Total	$2,405,025

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.0%

COMMON STOCKS — 50.7%

Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	680,400	$3,546,297
BBA Aviation PLC (United Kingdom)	305,300	995,203
Boeing Co. (The)	54,300	4,014,399
Elbit Systems Ltd. (Israel)	30,300	1,687,275
Finmeccanica SpA (Italy)	160,800	2,023,616
General Dynamics Corp.	132,067	10,111,049
Honeywell International, Inc.	113,500	6,777,085
Lockheed Martin Corp.	41,000	3,296,400
MTU Aero Engines Holding AG (Germany)*	13,900	942,597
Raytheon Co.	122,400	6,226,488
Rolls-Royce Group PLC (United Kingdom)*	349,526	3,470,813

		43,091,222

Agriculture — 0.1%
Altria Group, Inc.	137,000	3,566,110
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	1,214,000	753,819

		4,319,929

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	362,700	307,181
Cathay Pacific Airways Ltd. (Hong Kong)	363,000	869,869
Southwest Airlines Co.(a)	937,200	11,836,836

		13,013,886

Auto/Trucks Parts & Equipment — 0.2%
Denso Corp. (Japan)	114,900	3,812,503
Keihin Corp. (Japan)	66,500	1,262,365
Valeo SA (France)*	22,800	1,329,801
Weichai Power Co. Ltd. (Class H Stock) (China)	379,000	2,302,196
Yokohama Rubber Co. Ltd. (The) (Japan)	312,000	1,511,613

		10,218,478

Automobile Manufacturers — 0.5%
Daimler AG (Germany)*	39,900	2,818,819
Dongfeng Motor Group Co. Ltd. (Class H Stock) (China)	1,308,000	2,226,369
General Motors Co.*(a)	266,500	8,269,495
Great Wall Motor Co. Ltd. (Class H Stock) (China)	1,128,250	2,085,766
Hyundai Motor Co. (South Korea)	24,655	4,562,619
Nissan Shatai Co. Ltd. (Japan)	119,000	885,561
Renault SA (France)*	32,500	1,796,753

		22,645,382

Banks — 1.0%
Banco Espanol de Credito SA (Spain)	163,100	1,476,781
Bank of America Corp.	1,231,900	16,421,227
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,135,500	3,391,229
Barclays PLC (United Kingdom)	294,100	1,309,475
Bendigo and Adelaide Bank Ltd. (Australia)	240,100	2,366,753
BNP Paribas (France)	152,742	11,171,756
Fukuoka Financial Group, Inc. (Japan)	509,000	2,117,264
Nishi-Nippon City Bank Ltd. (The) (Japan)	380,000	1,091,849
Societe Generale (France)	52,100	3,385,370

		42,731,704

Beverages — 0.3%
Anheuser-Busch InBev NV (Belgium)	92,248	5,254,823
Asahi Breweries Ltd. (Japan)	94,600	1,572,876
Diageo PLC (United Kingdom)	26,278	499,542
PepsiCo, Inc.	51,400	3,310,674

		10,637,915

Biotechnology — 0.1%
Amgen, Inc.*	114,200	6,103,990

Building Materials — 0.2%
Cie de St-Gobain (France)	49,673	3,041,470
Ciments Francais SA (France)	12,800	1,292,662
Hong Leong Asia Ltd. (Singapore)	377,000	840,436
Sika AG (Switzerland)	519	1,249,894

		6,424,462

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland)	75,800	3,220,984
Deutsche Bank AG (Germany)	58,700	3,451,106

		6,672,090

Chemicals — 3.2%
Air Liquide SA (France)	16,663	2,214,114
BASF SE (Germany)	82,433	7,129,738
Bayer AG (Germany)	46,219	3,578,989
Clariant AG (Switzerland)*	118,300	2,134,166
Dow Chemical Co. (The)	722,423	27,271,468
Honam Petrochemical Corp. (South Korea)	5,356	1,892,019
Israel Chemicals Ltd. (Israel)	127,237	2,094,873
Koninklijke DSM NV (Netherlands)	37,100	2,279,514
Lanxess AG (Germany)*	16,890	1,263,363
Monsanto Co.	377,366	27,268,467
Nippon Shokubai Co. Ltd. (Japan)	149,000	1,866,530
Nitto Denko Corp. (Japan)	30,700	1,627,639
PPG Industries, Inc.	176,166	16,772,765
Praxair, Inc.	263,239	26,745,082
Sumitomo Bakelite Co. Ltd. (Japan)	171,000	1,050,505
Syngenta AG (Switzerland)	9,403	3,055,847
Tessenderlo Chemie NV (Belgium)	8,700	311,815
Toagosei Co. Ltd. (Japan)	337,000	1,738,074

		130,294,968

Clothing & Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	433,500	1,379,322

Commercial Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	1,408,594
Banco Espirito Santo SA (Portugal)	232,400	951,838
Banco Santander Chile SA, ADR (Chile)(a)	35,324	3,064,357
Banco Santander SA (Spain)	607,739	7,055,636
Bank Hapoalim BM (Israel)*	247,900	1,289,272
Credit Agricole SA (France)	153,500	2,519,104
Danske Bank A/S (Denmark)*	17,600	389,721
DnB NOR ASA (Norway)	71,200	1,092,414
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	10,057,655	8,352,772
Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,500	182,580

		26,306,288

Commercial Services — 0.3%
Aggreko PLC (United Kingdom)	61,513	1,555,192
CCR SA (Brazil)	55,200	1,611,726
Emeco Holdings Ltd. (Australia)	1,002,200	1,259,501
Prosegur Cia de Seguridad SA (Spain)	23,426	1,394,365
Toppan Forms Co. Ltd. (Japan)	77,600	674,499
Waste Management, Inc.(a)	142,000	5,302,280

		11,797,563

Computer Services & Software — 2.2%
Apple, Inc.*	117,343	40,888,168
Dell, Inc.*	397,200	5,763,372
International Business Machines Corp.	91,700	14,953,519
Itochu Techno-Solutions Corp. (Japan)	34,900	1,129,908
Logica PLC (United Kingdom)	896,200	1,883,377
Microsoft Corp.	629,800	15,971,728
NEC Fielding Ltd. (Japan)	20,600	237,997
SAP AG (Germany)	117,648	7,202,735
Tieto Oyj (Finland)	58,100	1,062,172

		89,092,976

Construction — 0.1%
AMEC PLC (United Kingdom)	141,270	2,703,656

Consumer Products & Services — 1.1%
Avon Products, Inc.(a)	240,900	6,513,936
Fortune Brands, Inc.	113,800	7,043,082
Kimberly-Clark Corp.	119,400	7,793,238
L’Oreal SA (France)	47,139	5,491,378
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	82,848	7,983,233
Pacific Brands Ltd. (Australia)	1,463,700	1,279,312
Procter & Gamble Co. (The)	128,800	7,934,080

		44,038,259

Containers & Packaging — 0.1%
Rexam PLC (United Kingdom)	390,300	2,275,331

Distribution/Wholesale — 0.4%
Jardine Cycle & Carriage Ltd. (Singapore)	141,000	4,094,090
Li & Fung Ltd. (Bermuda)	1,204,000	6,168,167
Marubeni Corp. (Japan)	380,901	2,742,963
Sumitomo Corp. (Japan)	228,200	3,261,960
Toyota Tsusho Corp. (Japan)	90,400	1,491,089

		17,758,269

Diversified Financial Services — 1.1%
Challenger Ltd. (Australia)	418,400	2,133,568
Fuyo General Lease Co. Ltd. (Japan)	35,900	1,069,922
Hitachi Capital Corp. (Japan)	42,400	555,104
Intermediate Capital Group PLC (United Kingdom)	289,000	1,513,708
ORIX Corp. (Japan)	15,710	1,471,278
SLM Corp.*	298,800	4,571,640
Tullett Prebon PLC (United Kingdom)	274,300	1,801,062
U.S. Bancorp	1,282,339	33,892,220

		47,008,502

Diversified Machinery — 0.6%
Andritz AG (Austria)	24,153	2,251,957
Cummins, Inc.	89,180	9,775,912
Hexagon AB (Class B Stock) (Sweden)	82,073	1,959,537
Rheinmetall AG (Germany)	19,800	1,640,693
Rockwell Automation, Inc.	92,706	8,774,623
Shanghai Electric Group Co. Ltd. (Class H Stock) (China)	3,016,000	1,508,281

		25,911,003

Diversified Manufacturing — 1.1%
3M Co.(a)	151,100	14,127,850
Cookson Group PLC (United Kingdom)*	75,100	830,683
Danaher Corp.	250,771	13,015,015
Eaton Corp.	285,177	15,810,213
Mitsubishi Corp. (Japan)	127,300	3,533,730

		47,317,491

Diversified Operations — 0.1%
Berendsen PLC (United Kingdom)	137,300	1,059,441
Mitsui & Co. Ltd. (Japan)	93,800	1,681,363

		2,740,804

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	531,200	16,254,720

Electric — 0.7%
Entergy Corp.	116,600	7,836,686
Exelon Corp.(a)	268,200	11,060,568
NRG Energy, Inc.*(a)	432,000	9,305,280
RWE AG (Germany)	37,900	2,414,069

		30,616,603

Electronic Components — 0.5%
Eizo Nanao Corp. (Japan)	13,400	317,682
Enel SpA (Italy)	689,800	4,348,276
Koninklijke Philips Electronics NV (Netherlands)*	37,800	1,208,269
Mitsubishi Electric Corp. (Japan)	292,000	3,447,271
Ryosan Co. Ltd. (Japan)	17,800	428,844
Schneider Electric SA (France)	30,595	5,229,099
TE Connectivity Ltd. (Switzerland)	168,600	5,870,652
Vossloh AG (Germany)	700	93,638

		20,943,731

Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd. (Cayman Islands)	334,000	1,756,189

Electronics — 0.4%
Agilent Technologies, Inc.*	172,180	7,710,220
Hon Hai Precision Industry Co. Ltd. (Taiwan)	738,000	2,584,939
Murata Manufacturing Co. Ltd. (Japan)	50,600	3,643,833
Nippon Electric Glass Co. Ltd. (Japan)	125,000	1,770,257

		15,709,249

Energy — Alternate Sources — 0.1%
EDF Energies Nouvelles SA (France)	40,193	2,118,959

Engineering/Construction — 0.3%
ABB Ltd. (Switzerland)*	143,088	3,436,604
Bouygues SA (France)	19,300	926,817
COMSYS Holdings Corp. (Japan)	139,000	1,405,374
Kyowa Exeo Corp. (Japan)	157,100	1,573,266
NCC AB (Class B Stock) (Sweden)	69,800	2,000,478
SembCorp Industries Ltd. (Singapore)	63,000	260,397
Vinci SA (France)	58,522	3,657,107

		13,260,043

Entertainment & Leisure — 0.2%
Heiwa Corp. (Japan)	110,000	1,703,294
Madison Square Garden, Inc. (Class A Stock)*	104,800	2,828,552
Sankyo Co. Ltd. (Japan)	22,100	1,133,163
TABCORP Holdings Ltd. (Australia)	276,722	2,143,845
Thomas Cook Group PLC (United Kingdom)	432,300	1,183,111

		8,991,965

Equipment Services
Downer EDI Ltd. (Australia)	450,375	1,765,555

Financial — Bank & Trust — 2.2%
Banco Popolare Scarl (Italy)	19,500	58,144
Bank of Ireland (Ireland)*	71,900	22,417
Dexia SA (Belgium)*	15,085	58,748
Fifth Third Bancorp	401,500	5,572,820
Itau Unibanco Holding SA, ADR (Brazil)	444,300	10,685,415
KeyCorp	698,600	6,203,568
Mizuho Financial Group, Inc. (Japan)	1,777,700	2,949,298
Morgan Stanley	394,900	10,788,668
National Australia Bank Ltd. (Australia)	168,900	4,516,043
PNC Financial Services Group, Inc.	279,015	17,575,155
State Street Corp.	160,500	7,212,870
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	65,000	336,800
Wells Fargo & Co.	711,151	22,543,487
Westpac Banking Corp. (Australia)	88,000	2,214,586

		90,738,019

Financial Services — 2.8%
Alpha Bank A.E. (Greece)*	8,400	54,165
American Express Co.	210,400	9,510,080
Citigroup, Inc.*	5,445,959	24,071,139
Credicorp Ltd. (Bermuda)	31,424	3,297,320
Goldman Sachs Group, Inc. (The)	140,857	22,321,609
H&R Block, Inc.(a)	442,400	7,405,776
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	27,837
JPMorgan Chase & Co.	489,900	22,584,390
Keiyo Bank Ltd. (The) (Japan)	192,000	960,231
Sumitomo Mitsui Financial Group, Inc. (Japan)	354,300	11,014,905
Turkiye Garanti Bankasi A/S (Turkey)	655,653	3,065,843
Western Union Co. (The)	457,000	9,491,890

		113,805,185

Foods — 0.6%
Casino Guichard Perrachon SA (France)	19,300	1,826,829
CSM (Netherlands)	12,400	438,451
Dairy Crest Group PLC (United Kingdom)	112,800	650,171
Delhaize Group (Belgium)	34,200	2,784,487
East Asiatic Co. Ltd. A/S (Denmark)	10,000	304,113
Goodman Fielder Ltd. (Australia)	1,652,500	2,102,395
Greggs PLC (United Kingdom)	44,000	359,632
Indofood Sukses Makmur Tbk PT (Indonesia)	3,604,000	2,235,039
J. Sainsbury PLC (United Kingdom)	498,500	2,681,389
Kellogg Co.	112,700	6,083,546
Koninklijke Ahold NV (Netherlands)	109,600	1,470,611
Marston’s PLC (United Kingdom)	226,520	345,216
Nichirei Corp. (Japan)	322,000	1,374,249
Nisshin Oillio Group Ltd. (The) (Japan)	209,000	987,461
Nutreco NV (Netherlands)	12,700	931,415
Premier Foods PLC (United Kingdom)*	626,636	280,768
Tate & Lyle PLC (United Kingdom)	37,100	343,706
WM Morrison Supermarkets PLC (United Kingdom)	353,300	1,564,277

		26,763,755

Gas Distribution — 0.1%
Centrica PLC (United Kingdom)	934,073	4,874,454

Healthcare — Products — 0.1%
Coloplast A/S (Class B Stock) (Denmark)	20,699	2,997,916
Elekta AB (Class B Stock) (Sweden)	26,408	1,056,002

		4,053,918

Healthcare Technology
AGFA-Gevaert NV (Belgium)*	202,500	875,294

Holding Companies — Diversified — 0.2%
First Pacific Co. Ltd. (Bermuda)	1,986,000	1,777,010
Keppel Corp. Ltd. (Singapore)	236,000	2,302,895
Noble Group Ltd. (Bermuda)	1,411,000	2,395,510

		6,475,415

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	67,000	751,515
Electrolux AB (Class B Stock) (Sweden)*	54,800	1,412,563
Pace PLC (United Kingdom)	354,800	865,713

		3,029,791

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	154,061	11,722,501
Wynn Resorts Ltd.	105,531	13,428,820

		25,151,321

Household Products/ Wares — 0.2%
Reckitt Benckiser Group PLC (United Kingdom)	134,462	6,906,881

Industrial Conglomerates — 0.4%
General Electric Co.	760,200	15,242,010

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	50,448	1,257,639
Aegon NV (Netherlands)*	127,900	957,773
Allianz SE (Germany)	27,200	3,817,375
Allstate Corp. (The)	183,800	5,841,164
Amlin PLC (United Kingdom)	275,183	1,685,019
Aviva PLC (United Kingdom)	275,600	1,913,496
AXA SA (France)	54,500	1,138,860
Baloise Holding AG (Switzerland)*	22,100	2,189,548
Beazley PLC (United Kingdom)	371,600	734,425
Fondiaria-SAI SpA (Italy)	14,900	123,741
Hannover Rueckversicherung AG (Germany)*	21,500	1,173,844
Hiscox Ltd. (Bermuda)	60,800	368,003
ING Groep NV, CVA (Netherlands)*	230,100	2,912,365
Legal & General Group PLC (United Kingdom)	1,012,300	1,870,780
Marsh & McLennan Cos., Inc.	395,200	11,780,912
MetLife, Inc.	68,000	3,041,640
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	16,700	2,627,051
Old Mutual PLC (United Kingdom)	745,600	1,626,694
Principal Financial Group Inc(a)	120,700	3,875,677
Prudential PLC (United Kingdom)	422,759	4,791,440
RSA Insurance Group PLC (United Kingdom)	315,200	664,926
SCOR SE (France)	77,200	2,102,262
Sony Financial Holdings, Inc. (Japan)	174,263	3,456,768
Swiss Reinsurance Co. Ltd. (Switzerland)	39,300	2,248,465
Zurich Financial Services AG (Switzerland)	33,391	9,346,572

		71,546,439

Internet — 2.4%
Amazon.com, Inc.*	138,270	24,906,575
Baidu, Inc., ADR (Cayman Islands)*	231,239	31,867,047
Dena Co. Ltd. (Japan)	42,400	1,531,762
F5 Networks, Inc.*	69,029	7,080,305
priceline.com, Inc.*	49,348	24,991,801
Yahoo! Japan Corp. (Japan)	12,705	4,545,573
Youku.com, Inc., ADR (Cayman Islands)*(a)	50,494	2,398,970

		97,322,033

Investment Company — 0.3%
Hutchison Port Holdings Trust (Singapore)*	11,873,000	11,754,270

Iron / Steel — 0.2%
Nucor Corp.	107,800	4,960,956
OneSteel Ltd. (Australia)	924,800	2,334,025

		7,294,981

Lodging — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	180,487	10,489,904

Lumber & Wood Products — 0.3%
Weyerhaeuser Co.	492,900	12,125,340

Machinery & Equipment — 0.4%
Atlas Copco AB (Class A Stock) (Sweden)	122,212	3,248,970
Fanuc Corp. (Japan)	26,600	4,026,136
Georg Fischer AG (Switzerland)*	1,700	955,961
Komatsu Ltd. (Japan)	114,000	3,871,724
Kone Oyj (Class B Stock) (Finland)	57,271	3,295,262

		15,398,053

Media — 1.5%
Cablevision Systems Corp. (Class A Stock)(a)	335,600	11,615,116
Comcast Corp. (Class A Stock)	189,600	4,402,512
Liberty Media Corp. — Starz (Class A Stock)*	59,800	4,640,480
Time Warner Cable, Inc.	148,200	10,572,588
Time Warner, Inc.	830,446	29,646,922
Trinity Mirror PLC (United Kingdom)*	126,600	94,438
WPP PLC (United Kingdom)	236,804	2,919,403

		63,891,459

Medical Supplies & Equipment — 0.6%
Covidien PLC (Ireland)	183,300	9,520,602
Johnson & Johnson	211,700	12,543,225
Takeda Pharmaceutical Co. Ltd. (Japan)	54,200	2,528,204

		24,592,031

Metals & Mining — 1.3%
Antofagasta PLC (United Kingdom)	88,180	1,925,259
BHP Billiton PLC (United Kingdom)	181,340	7,156,320
BlueScope Steel Ltd. (Australia)	247,500	505,604
Boliden AB (Sweden)	142,100	3,061,772
Freeport-McMoRan Copper & Gold, Inc.	245,965	13,663,356
Johnson Matthey PLC (United Kingdom)	92,467	2,759,058
Precision Castparts Corp.	79,668	11,725,536
SKF AB (Sweden)	63,134	1,838,437
ThyssenKrupp AG (Germany)	58,000	2,369,746
Vulcan Materials Co.(a)	170,600	7,779,360

		52,784,448

Multimedia — 0.1%
Vivendi (France)	132,300	3,778,018

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	193,371	15,840,952
Baker Hughes, Inc.	184,400	13,540,492
BG Group PLC (United Kingdom)	127,635	3,175,723
Caltex Australia Ltd. (Australia)	164,200	2,649,510
Continental Resources, Inc.*(a)	84,116	6,011,771
ENI SpA (Italy)	164,500	4,040,114
EOG Resources, Inc.(a)	128,119	15,183,383
EQT Corp.	57,200	2,854,280
Exxon Mobil Corp.	246,300	20,721,219
Inpex Corp. (Japan)	353	2,677,843
JX Holdings, Inc. (Japan)	163,710	1,102,159
Murphy Oil Corp.	189,500	13,913,090
NiSource, Inc.	103,100	1,977,458
Occidental Petroleum Corp.	56,835	5,938,689
OMV AG (Austria)	63,600	2,874,357
Perusahaan Gas Negara PT (Indonesia)	3,438,500	1,540,069
Petrominerales Ltd. (Canada)	24,573	931,214
Sasol Ltd. (South Africa)	38,111	2,205,481
Statoil ASA (Norway)	87,600	2,428,295
Total SA (France)	104,100	6,337,144
Total SA, ADR (France)	274,300	16,724,071

		142,667,314

Oil & Gas Services — 0.5%
Halliburton Co.	408,173	20,343,342
John Wood Group PLC (United Kingdom)	158,321	1,619,123

		21,962,465

Oil, Gas and Consumable Fuels — 1.8%
BP PLC (United Kingdom)	471,500	3,433,987
Chevron Corp.	233,100	25,041,933
CNOOC Ltd. (Hong Kong)	2,158,000	5,437,620
Petrofac Ltd. (United Kingdom)	121,370	2,899,126
Repsol YPF SA (Spain)	107,700	3,689,872
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	298,600	10,825,783
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	158,700	11,562,882
Saipem SpA (Italy)	94,527	5,024,954
Schlumberger Ltd. (Netherlands)	48,000	4,476,480

		72,392,637

Paper & Forest Products — 0.4%
DS Smith PLC (United Kingdom)	376,300	1,201,291
International Paper Co.	325,400	9,820,572
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	87,300	1,405,231
UPM-Kymmene OYJ (Finland)*	123,082	2,602,511

		15,029,605

Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom)	194,005	8,910,362
GlaxoSmithKline PLC (United Kingdom)	215,600	4,114,095
H. Lundbeck A/S (Denmark)	40,200	932,183
Kalbe Farma Tbk PT (Indonesia)	3,365,000	1,313,925
KYORIN Holdings, Inc. (Japan)	62,000	1,055,446
Mead Johnson Nutrition Co.	127,148	7,365,684
Meda AB (Class A Stock) (Sweden)	124,000	1,194,442
Merck & Co., Inc.	437,300	14,435,273
Miraca Holdings, Inc. (Japan)	28,500	1,091,278
Novartis AG (Switzerland)	80,900	4,388,065
Novo Nordisk A/S (Class B Stock) (Denmark)	17,127	2,151,780
Pfizer, Inc.	877,800	17,828,118
Roche Holding AG (Switzerland)	19,500	2,785,411
Sanofi-Aventis SA (France)	78,900	5,532,124
Teva Pharmaceutical Industries Ltd., ADR (Israel)	54,843	2,751,473

		75,849,659

Pipelines — 0.3%
Spectra Energy Corp.	448,400	12,187,512

Real Estate — 0.5%
BR Malls Participacoes SA (Brazil)	221,600	2,284,340
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	185,371	6,017,143
CapitaMalls Asia Ltd. (Singapore)	1,283,000	1,811,773
China Overseas Land & Investment Ltd. (Hong Kong)	1,056,000	2,147,691
China Vanke Co. Ltd. (Class B Stock) (China)	1,174,659	1,540,328
Daito Trust Construction Co. Ltd. (Japan)	12,600	867,973
Mitsubishi Estate Co. Ltd. (Japan)	91,000	1,539,276
St. Joe Co. (The)*(a)	216,800	5,435,176

		21,643,700

Retail — 2.0%
Alimentation Couche Tard, Inc. (Class B Stock) (Canada)	76,960	2,023,425
Cie Financiere Richemont SA (Switzerland)	2,829,162	16,295,973
Fast Retailing Co. Ltd. (Japan)	10,000	1,251,503
Home Retail Group PLC (United Kingdom)	763,300	2,364,496
K’s Holdings Corp. (Japan)	40,700	1,174,321
Kesa Electricals PLC (United Kingdom)	738,771	1,430,468
Lowe’s Cos., Inc.	214,100	5,658,663
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	63,500	1,235,952
Nitori Holdings Co. Ltd. (Japan)	24,000	2,109,161
Starbucks Corp.	384,222	14,197,003
Tim Hortons, Inc. (Canada)	32,627	1,479,741
TJX Cos., Inc. (The)	378,568	18,826,187
Truworths International Ltd. (South Africa)	228,700	2,383,348
Tsuruha Holdings, Inc. (Japan)	25,500	1,157,279
Yum! Brands, Inc.	201,233	10,339,352

		81,926,872

Retail & Merchandising — 1.2%
Aoyama Trading Co. Ltd. (Japan)	39,600	633,657
Circle K Sunkus Co. Ltd. (Japan)	38,400	586,295
Greene King PLC (United Kingdom)	47,500	341,147
Next PLC (United Kingdom)	110,820	3,520,014
NIKE, Inc. (Class B Stock)(a)	249,482	18,885,788
Plenus Co. Ltd. (Japan)	29,700	452,391
Rallye SA (France)	26,900	1,217,061
Shimachu Co. Ltd. (Japan)	60,100	1,296,940
Tiffany & Co.	222,342	13,660,693
Wal-Mart Stores, Inc.	165,900	8,635,095

		49,229,081

Semiconductors — 0.5%
Broadcom Corp. (Class A Stock)	317,252	12,493,384
Samsung Electronics Co. Ltd. (South Korea)	9,381	7,970,365
STMicroelectronics NV (Netherlands)	42,100	521,462

		20,985,211

Software — 1.0%
Check Point Software Technologies Ltd. (Israel)*(a)	42,690	2,179,324
Oracle Corp.	961,780	32,094,599
salesforce.com, Inc.*	60,370	8,064,225

		42,338,148

Specialty Retail — 0.2%
Home Depot, Inc. (The)	249,100	9,231,646

Steel Producers/Products
Voestalpine AG (Austria)	26,100	1,225,437

Telecommunications — 1.4%
Acme Packet, Inc.*	66,152	4,694,146
America Movil SAB de CV (Class L Stock), ADR (Mexico)	85,778	4,983,702
BT Group PLC (United Kingdom)	1,269,000	3,778,337
Cisco Systems, Inc.	202,400	3,471,160
France Telecom SA (France)	60,100	1,346,590
HTC Corp. (Taiwan)	66,000	2,581,062
KDDI Corp. (Japan)	500	3,095,696
M1 Ltd. (Singapore)	3,900	7,457
Nippon Telegraph & Telephone Corp. (Japan)	64,500	2,896,219
Nokia Oyj (Finland)	287,200	2,456,353
NTT DoCoMo, Inc. (Japan)	2,000	3,515,268
Softbank Corp. (Japan)	194,800	7,775,138
Swisscom AG (Switzerland)	50	22,292
Telecom Italia SpA (Italy)	1,515,500	2,330,316
Telefonica SA (Spain)	102,300	2,561,052
Telstra Corp. Ltd. (Australia)	538,900	1,571,901
Vodafone Group PLC (United Kingdom)	3,644,440	10,318,975

		57,405,664

Tobacco — 0.1%
Philip Morris International, Inc.	38,700	2,539,881

Transportation — 1.1%
Canadian National Railway Co. (Canada)	57,600	4,345,993
Go-Ahead Group PLC (United Kingdom)	29,900	642,742
Sankyu, Inc. (Japan)	311,000	1,488,074
Seino Holding Co. Ltd. (Japan)	198,000	1,494,879
Union Pacific Corp.	362,860	35,680,024

		43,651,712

Utilities — 0.4%
Drax Group PLC (United Kingdom)	247,500	1,574,271
E.ON AG (Germany)	73,400	2,241,674
Illinois Tool Works, Inc.	220,800	11,861,376

		15,677,321

Water — 0.1%
Veolia Environnement SA (France)	128,782	4,004,247

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*(a)	1,313,800	6,096,032

TOTAL COMMON STOCKS (cost $1,825,820,550)		2,090,837,667

EXCHANGE TRADED FUNDS — 9.6%
Energy Select Sector SPDR Fund(a)	169,950	13,563,710
iShares Barclays Aggregate Bond Fund	624,000	65,601,120
iShares Barclays Intermediate Credit Bond Fund(a)	154,000	16,217,740
iShares Barclays TIPS Bond Fund	109,000	11,898,440
iShares Dow Jones Select Dividend Index Fund	73,800	3,846,456
iShares Dow Jones U.S. Technology Sector Index Fund	29,700	1,976,238
iShares iBoxx Investment Grade Corporate Bond Fund(a)	52,300	5,658,860
iShares MSCI EAFE Index Fund	1,239,500	74,481,555
iShares MSCI Emerging Markets Index Fund(a)	43,300	2,108,277
iShares Russell 1000 Growth Index Fund(a)	372,902	22,549,384
iShares Russell 1000 Value Index Fund	436,920	30,003,296
iShares Russell 2000 Index Fund(a)	59,700	5,024,949
iShares S&P 500 Growth Index Fund	307,000	21,090,900
iShares S&P Global 100 Index Fund(a)	91,000	5,946,850
iShares S&P MidCap 400 Index Fund(a)	446,300	44,067,662
iShares S&P SmallCap 600 Barra Growth Index Fund(a)	50,800	4,014,216
iShares S&P SmallCap 600 Index Fund(a)	240,370	17,684,021
SPDR S&P 500 ETF Trust(a)	389,900	51,665,649

TOTAL EXCHANGE TRADED FUNDS (cost $351,708,179)		397,399,323

PREFERRED STOCKS — 0.1%

Diversified Financial Services
SLM Corp., CVT, 1.961%	1,800	38,376

Financial — Bank & Trust — 0.1%
Wells Fargo & Co., 8.00%	213,625	5,998,590

TOTAL PREFERRED STOCKS (cost $5,576,806)		6,036,966

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
ASSET-BACKED SECURITIES — 0.9%

ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.34%(c)	06/25/37	B2		$42	40,957
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)(g)
1.469%	01/17/23	Aa1	EUR	379	485,454
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A (Cayman Islands)
0.537%(c)	03/12/18	Aaa		495	480,289
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.60%(c)	06/25/34	Aaa		128	104,212
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.525%(c)	09/25/34	Aaa		17	15,318
Babson CLO Ltd.,
Series 2004-2A, Class A2A, 144A (Cayman Islands)
0.633%(c)	11/15/16	Aa2		2,025	1,964,441
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.33%(c)	10/25/36	B3		24	23,530
Series 2006-HE9, Class 1A1
0.30%(c)	11/25/36	Baa2		23	22,450
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)		234	160,640
Series 2007-AQ1, Class A1
0.36%(c)	11/25/36	Caa2		179	122,346
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.47%(c)	12/25/36	B3		755	677,497

Bumper 2 SA,
Series 2009-3, Class A (United Kingdom)
2.67%(c)	06/20/22	NR	EUR	222	314,241
Canada Capital Auto Receivables Asset Trust,
Series 2011-1A, Class A1, 144A (Canada)
1.845%	04/17/13	Aaa	CAD	2,063	2,128,004
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
3.005%(c)	08/15/18	Aaa		500	529,500
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.35%(c)	10/25/36	Aa3		2	2,053
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.43%(c)	07/25/36	B2		969	840,957
Series 2006-24, Class 2A1
0.30%(c)	06/25/47	Baa3		28	28,215
Series 2006-25, Class 2A1
0.32%(c)	06/25/47	A2		16	16,067
Series 2007-2, Class 2A1
0.30%(c)	08/25/37	Baa3		55	53,240
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.31%(c)	11/25/36	Caa1		41	35,243
Series 2007-CB6, Class A1, 144A
0.37%(c)	07/25/37	Caa1		126	113,214
Duane Street CLO,
Series 2005-1A, Class A2, 144A
0.562%(c)	11/08/17	Aa1		679	649,483
Eurocredit CDO BV,
Series IV-X, Class A1 (Netherlands)(g)
1.678%	02/22/20	A(d)	EUR	796	1,047,007
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.30%(c)	11/25/36	Aaa		17	16,570
First NLC Trust,
Series 2007-1, Class A1, 144A
0.32%(c)	08/25/37	Caa2		186	122,357
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.755%(c)	05/15/13	Aaa		264	265,932
GlobalDrive,
Series 2009-A, Class A
3.00%	07/20/15	AAA(d)	EUR	614	871,702
Gulf Stream Compass CLO Ltd.,
Series 2004-1A, Class A, 144A
0.663%(c)	07/15/16	Aa2		180	170,094
Harvest CLO SA,
Series 1X,Class A1
2.003%	03/29/17	Aa1	EUR	789	1,028,491
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		44	43,673
Hillmark Funding,
Series 2006-1A, Class A1, 144A(g)
0.563%(c)	05/21/21	Aa1		3,000	2,804,145
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.30%(c)	12/25/36	Ba1		71	68,194
Series 2007-WF1, Class 2A1
0.31%(c)	05/25/37	Ba1		52	50,830
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.783%(c)	04/25/17	AAA(d)		273	272,786
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.36%(c)	08/25/36	Ca		158	69,207
Series 2007-HE1, Class AV1
0.31%(c)	03/25/47	Caa1		286	241,533
Landmark CDO Ltd.,
Series 2005-1A, Class A1L, 144A
0.611%(c)	06/01/17	Aaa		1,676	1,607,249
LCM LP,
Series 5A, Class A1, 144A
0.539%(c)	03/21/19	Aaa		600	569,466
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.53%(c)	10/25/34	Aaa		12	10,306
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)
3.00%	04/20/17	BBB+(d)	EUR	2,473	3,497,864
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.32%(c)	07/25/37	A3		5	4,715
Series 2006-RM4, Class A2A
0.33%(c)	09/25/37	C		5	1,354
Series 2006-RM5, Class A2A
0.31%(c)	10/25/37	C		54	14,964
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.30%(c)	07/25/36	Ca		100	34,640
Series 2007-HE6, Class A1
0.31%(c)	05/25/37	Caa3		107	91,705
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.31%(c)	06/25/37	Aa2		78	76,605
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
1.163%(c)	11/15/15	Aaa		140	134,708
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.003%(c)	07/25/18	Aaa		186	187,199
Pacifica CDO Ltd.
Series 2004-4X, Class A1L
0.663%	02/15/17	Aaa		2,418	2,348,089
Penta CLO SA,
Series 2007-1X, Class A1
1.478%	06/04/24	Aaa	EUR	968	1,238,873
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.92%(c)	02/16/19	AAA(d)		3,200	3,195,069
Premium Loan Trust Ltd.,
Series 2004-1A, Class A, 144A
0.683%(c)	10/25/14	Aa3		91	87,748
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.75%(c)	07/25/32	Ca		21	11,918
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.38%(c)	05/25/37	B3		509	405,330
Series 2007-HE1, Class A2A
0.31%(c)	12/25/36	Ca		43	15,452

SLM Student Loan Trust,
Series 2004-5X, Class A5
1.105%(c)	10/25/23	Aaa	EUR	400	532,233
Series 2007-3, Class A3
0.343%(c)	04/25/19	Aaa		600	579,461
Series 2009-C, Class A, 144A
4.50%(c)	11/16/43	AAA(d)		1,151	1,117,916
Series 2010-C, Class A1, 144A
1.905%(c)	12/15/17	Aaa		237	238,921
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.31%(c)	11/25/36	Caa3		70	24,822
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.30%(c)	07/25/36	Aa1		3	2,983
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.30%(c)	10/25/36	Aaa		11	10,964
Series 2006-NC1, Class A6
0.30%(c)	05/25/36	Aaa		9	8,996
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A (Cayman Islands)
0.553%(c)	05/15/19	Aa1		500	474,190
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.31%(c)	10/25/36	Caa2		291	202,113
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.48%(c)	10/25/35	Aaa		2	2,352
Wind River CLO Ltd.,
Series 2004-1A, Class A1, 144A
0.639%(c)	12/19/16	A1		2,676	2,570,580
Wood Street CLO BV,
Series II-A, Class A1 (Netherlands)
1.763%	03/29/21	Aa1	EUR	246	322,113

TOTAL ASSET-BACKED SECURITIES (cost $35,133,699)					35,500,770

BANK LOANS(c)(g) — 0.1%

Charter Communications, Term
3.56%	09/06/16	Ba1		995	996,338
CIT Group, Inc.,
6.25%	08/11/15	B1		33	32,931
6.25%	08/11/15	B1		59	59,969
6.25%	08/11/15	B1		59	59,969
6.25%	08/11/15	B1		65	65,863
6.25%	08/11/15	B1		82	82,799
6.25%	08/11/15	B1		97	98,301
6.25%	08/11/15	B1		106	107,501
6.25%	08/11/15	B1		249	251,633
6.25%	08/11/15	B1		250	252,998
Ford Motor Co., Term B1
3.01%	12/15/13	Baa3		54	54,129
3.01%	12/15/13	Baa3		711	710,365
3.01%	12/15/13	Baa3		310	309,311
Intelsat Jackson Holding, Term B
5.25%	04/03/18	B1		500	502,810
TXU Corp., Term B3
3.746%	10/10/14	B2		102	85,474
3.759%	10/10/14	B2		2,675	2,246,737
3.803%	10/10/14	B2		29	24,421

TOTAL BANK LOANS (cost $6,233,102)					5,941,549

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.776%(c)	08/15/29	Aaa		402	386,219
Series 2009-UB1, Class A4A, 144A
5.62%(c)	06/24/50	CCC(d)		250	266,421
Series 2010-HLTN, Class HLTN, 144A
2.005%(c)	11/15/15	AAA(d)		1,673	1,583,153
Series 2010-UB5, Class A4A, 144A
5.64%(c)	02/17/51	AA-(d)		1,900	2,020,647
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
4.68%(t)	05/18/11	AAA(d)		500	495,000
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	107,490
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	108,190
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO(g)
0.69%(c)	12/10/46	Aaa		51,074	590,505
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		1,985	1,979,465
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,784,978
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	106,296
Series 2010-UD1, Class A, 144A
5.789%	12/18/49	Aaa		800	868,615
Credit Suisse Mortgage Capital,
Series 2010-RR4, Class 2A
5.467%	07/15/17	Aaa		1,000	1,068,408
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
1.143%(c)	03/06/20	Aaa		149	148,556
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa		250	250,050
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa		2,600	2,612,943
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
1.333%(c)	12/15/16	Aa3	EUR	207	278,509
JLOC Ltd.,
Series 37A, Class A1, 144A (Japan)
0.409%(c)	01/15/15	Aa3	JPY	19,026	212,712
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3		110	115,168
Series 2010-C2, Class A3, 144A
4.07%	11/15/43	AAA(d)		1,300	1,250,659
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	944,502

Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.797%(c)	07/09/21	Aaa		600	570,401
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.877%(c)	06/11/49	BBB+(d)		40	42,611
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.013%(c)	12/16/49	Aaa		200	220,453
Unite USAF PLC,
Series 2006-1, Class A (United Kingdom)
0.958%(c)	03/31/17	Aaa	GBP	700	1,026,182
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		700	671,403
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		100	106,355
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	107,377
Series 2006-WL7A, Class A1, 144A
0.345%(c)	09/15/21	Aaa		510	505,281

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,079,453)					20,428,549

CONVERTIBLE BOND

Healthcare — Products
Medtronic, Inc.,
Sr. Unsec’d. Notes (cost $1,500,062)
1.50%	04/15/11	A1		1,500	1,500,000

CORPORATE BONDS — 12.1%

Aerospace & Defense
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	114,328

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1		1,900	2,479,637
9.70%	11/10/18	Baa1		2,400	3,156,281

					5,635,918

Airlines
Delta Air Lines, Inc.,
Pass-Through Certificates
6.20%	07/02/18	Baa2		988	1,025,353
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	104,615

					1,129,968

Apparel
Jones Group, Inc.,
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,207,500

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,634,813
Hyundai Motor Manufacturing Czech SRO,
Gtd. Notes, 144A (South Korea)
4.50%	04/15/15	Baa2		1,500	1,536,128
Volkswagen International Finance NV,
Gtd. Notes, 144A (Netherlands)
0.757%(c)	04/01/14	A3		400	400,123
0.762%(c)	10/01/12	A3		500	500,155
1.625%	08/12/13	A3		1,000	1,003,912

					5,075,131

Automotive Parts — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,174,077
6.95%	06/15/16	Baa2		2,400	2,743,198

					3,917,275

Banks — 4.2%
Abbey National Treasury Services PLC, (United Kingdom)
Bank Gtd. Notes, 144A
3.875%	11/10/14	Aa3		2,300	2,297,178
Cov’d. Bonds
3.125%	06/30/14	Aaa	EUR	3,000	4,175,052
ABN Amro Bank NV,
Cov’d. Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	400	573,208
Ally Financial, Inc.,
Gtd. Notes
3.512%(c)	02/11/14	B1		2,100	2,105,109
5.375%	06/06/11	B1		1,700	1,710,625
6.00%	12/15/11	B1		1,600	1,636,000
6.875%	09/15/11	B1		1,800	1,833,750
6.875%	08/28/12	B1		1,800	1,890,000
8.00%	03/15/20	B1		600	653,250
8.30%	02/12/15	B1		600	657,750
Sr. Unsec’d. Notes
6.875%	09/15/11	B1		700	713,175
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.589%(c)	06/18/12	Aaa		1,000	1,001,172
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
3.007%(c)	07/02/14	Baa3		2,500	2,573,300
4.50%	01/22/15	Baa2		1,000	1,041,500
4.50%	01/20/16	Baa2	EUR	500	701,086
Bank of America Corp.,
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	Aa2	EUR	600	804,747
Sr. Unsec’d. Notes
0.563%(c)	10/14/16	A2		500	466,883
4.50%	04/01/15	A2		2,300	2,388,341
5.875%	01/05/21	A2		3,200	3,341,370
6.50%	08/01/16	A2		300	331,987
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	1,000	1,316,245

Bank of Montreal,
Cov’d. Bonds, 144A (Canada)
2.85%	06/09/15	Aaa		2,000	2,017,180
Bank of Nova Scotia,
Cov’d. Bonds, 144A (Canada)
1.45%	07/26/13	Aaa		3,300	3,307,831
Bank of Scotland PLC, (United Kingdom)
Cov’d. Bonds
4.50%	10/23/13	Aaa	EUR	100	145,133
Cov’d. Bonds, MTN
4.375%	07/13/16	Aaa	EUR	1,700	2,412,978
4.75%	01/26/15	Aaa	EUR	600	874,032
Gov’t. Liquid Gtd. Notes
5.622%(c)	07/24/12	Aaa	AUD	900	934,325
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		2,700	2,511,000
Sr. Unsec’d. Notes
1.343%(c)	01/13/14	Aa3		4,200	4,247,069
Sub. Notes, 144A
10.179%	06/12/21	Baa1		2,800	3,556,308
BBVA Bancomer SA,
Sr. Unsec’d. Notes, 144A (Mexico)
4.50%	03/10/16	A1		800	801,694
BNP Paribas Home Loan Covered Bonds SA,
Cov’d. Bonds, MTN (France)
3.00%	07/23/13	Aaa	EUR	1,200	1,710,523
3.75%	12/13/11	Aaa	EUR	700	1,005,043
4.75%	05/28/13	Aaa	EUR	400	592,302
BPCE SA, (France)
Jr. Sub. Notes
9.00%(c)	03/29/49	Baa3	EUR	600	871,999
Sr. Unsec’d. Notes, 144A
2.061%(c)	02/07/14	Aa3		2,200	2,216,416
2.375%	10/04/13	Aa3		900	892,697
Canadian Imperial Bank of Commerce,
Cov’d. Bonds, 144A (Canada)
2.00%	02/04/13	Aaa		2,700	2,747,604
CIT Group, Inc.,
Sec’d. Notes, 144A
5.25%	04/01/14	B3		1,600	1,610,032
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.589%(c)	09/17/14	Aaa		100	100,068
0.69%(c)	12/10/12	Aaa		700	702,150
0.723%(c)	07/12/13	Aaa		2,100	2,103,391
0.808%(c)	06/25/14	Aaa		500	503,805
Compagnie de Financement Foncier, (France)
Cov’d. Bonds, 144A
2.125%	04/22/13	Aaa		1,500	1,512,616
Cov’d. Bonds, MTN
2.00%	02/17/12	Aaa	EUR	200	283,576
4.50%	01/09/13	Aaa	EUR	1,300	1,905,612
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands)
Gtd. Notes
4.50%	01/11/21	Aaa		1,500	1,510,372
Jr. Sub. Notes, 144A
11.00%(c)	06/29/49	Aa2		150	195,375
Credit Suisse, (Switzerland)
Sr. Notes
1.263%(c)	01/14/14	Aa1		5,900	5,972,771
Sr. Unsec’d. Notes
2.20%	01/14/14	Aa1		4,300	4,316,413
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.553%(c)	01/12/12	Aa1		1,400	1,393,340
0.71%(c)	03/05/13	Aa1		400	397,298
0.784%(c)	04/29/14	Aa1		4,600	4,573,674
2.75%	01/10/14	Aa1		1,200	1,197,151
2.75%	04/29/14	Aa1		3,100	3,080,182
Dexia Municipal Agency,
Cov’d. Bonds, MTN (France)
4.75%	06/06/11	Aaa	EUR	1,600	2,279,271
FMS Wertmanagement,
Gov’t. Liquid Gtd. Notes (Germany) (original cost $2,695,966; purchased 01/13/11)(f)(g)
1.012%(c)	01/20/14	Aaa	EUR	2,700	3,822,171
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,603,092
ICICI Bank Ltd., (India)
Bonds, 144A
2.063%(c)	02/24/14	Baa2		500	492,620
Sr. Unsec’d. Notes (g)
5.00%	01/15/16	Baa2		3,000	3,040,350
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.523%(c)	06/24/14	Aaa	AUD	2,000	2,082,727
ING Bank NV, (Netherlands)
Cov’d. Bonds, 144A (g)
2.50%	01/14/16	Aaa		1,700	1,641,377
Sr. Notes, 144A
1.623%(c)	10/18/13	Aa3		600	602,531
Sr. Unsec’d. Notes, 144A
1.107%(c)	03/30/12	Aa3		2,100	2,106,256
Intesa Sanpaolo SpA, (Italy)
Cov’d. Bonds
3.00%	11/04/15	Aaa	EUR	1,800	2,419,595
Notes, 144A
2.713%(c)	02/24/14	Aa2		5,300	5,367,988
Sr. Unsec’d. Notes, 144A
6.50%	02/24/21	Aa2		2,600	2,728,492
Korea Exchange Bank,
Sr. Unsec’d. Notes, MTN (South Korea)
4.875%	01/14/16	A2		300	313,383
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.875%	01/21/19	Aaa	EUR	300	432,961
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes
4.875%	01/21/16	Aa3		2,100	2,165,360
Bank Gtd. Notes, 144A, MTN
4.375%	01/12/15	Aa3		2,600	2,648,160
Jr. Sub. Notes, 144A
12.00%(c)	12/29/49	Ba1		3,600	4,187,868
Sr. Unsec’d. Notes
2.653%(c)	01/24/14	Aa3		1,400	1,435,155

Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12	AAA(d)	AUD	600	623,760
NIBC Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
2.80%	12/02/14	Aaa		6,800	7,026,454
Gov’t. Liquid Gtd. Notes, MTN
3.50%	04/07/14	Aaa	EUR	1,200	1,737,133
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)
1.203%(c)	01/14/14	Aa2		6,200	6,259,446
4.875%	01/14/21	Aa2		600	609,335
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.107%(c)	03/30/12	Aa2		1,800	1,783,247
Shinhan Bank,
Sr. Unsec’d. Notes, MTN (South Korea)
1.614%(c)	11/16/12	A1		2,900	2,874,364
Societe Generale Societe de Credit Fonciere,
Cov’d. Bonds, MTN (France)
4.00%	07/07/16	Aaa	EUR	600	867,091
Stadshypotek AB, (Sweden)
Cov’d. Bonds
2.75%	04/30/15	Aaa	EUR	500	695,411
Cov’d. Bonds, 144A
1.45%	09/30/13	Aaa		3,400	3,392,149
State Bank of India,
Sr. Unsec’d. Notes, 144A (India)
4.50%	07/27/15	Baa2		5,000	5,099,352
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		1,500	1,528,987
3.45%	07/28/14	Aaa		900	928,584
WM Covered Bond Program,
Cov’d. Bonds, MTN
3.875%	09/27/11	AA(d)	EUR	1,200	1,712,110
4.00%	11/26/16	AA(d)	EUR	1,600	2,245,340
4.375%	05/19/14	AA(d)	EUR	700	1,014,786

					173,180,594

Building Materials — 0.1%
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	Ba3		1,300	1,352,000
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	1,025,668

					2,377,668

Chemicals — 0.1%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.95%	07/01/17	Baa2		900	1,099,019
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.562%(c)	08/08/11	Baa3		800	805,989

					1,905,008

Commercial Banks — 0.2%
Banco Santander Brasil SA,
Notes, 144A (Brazil)
2.409%(c)	03/18/14	BBB-(d)		300	299,997
Sr. Unsec’d. Notes, 144A (Brazil)
4.25%	01/14/16	Baa2		600	598,500
4.50%	04/06/15	Baa2		2,800	2,848,095
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A (Chile)
1.903%(c)	01/19/16	Aa3		2,000	1,990,752
Banco Santander SA,
Sr. Notes, 144A (Brazil)(g)
2.731%(t)	12/29/11	BBB-(d)		1,700	1,663,450
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
9.54%	03/29/49	B3	GBP	200	272,716
HBOS PLC,
Sub. Notes, 144A, MTN (United Kingdom)
6.75%	05/21/18	Baa3		1,000	978,720

					8,652,230

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,063,703

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	100,000

Containers & Packaging — 0.1%
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		1,700	1,863,625
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	542,488
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	104,817

					2,510,930

Diversified Financial Services — 1.4%
AK Transneft OJSC via TransCapitalInvest Ltd.,
Gtd. Notes (Ireland)
8.70%	08/07/18	Baa1		4,000	4,950,000
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.368%(c)	02/24/12	A2		200	199,682
0.414%(c)	06/16/11	A2		300	300,059
5.875%	05/02/13	A2		300	323,911
BA Covered Bond Issuer,
Cov’d. Bonds, MTN
4.125%	04/05/12	Aa1	EUR	2,300	3,304,044
Countrywide Financial Corp.,
Gtd. Notes, MTN
5.80%	06/07/12	A2		100	105,186
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
1.003%(c)	07/16/13	Aaa		700	699,257
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		1,000	1,014,267

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15	Ba2		1,000	1,047,178
7.00%	10/01/13	Ba2		200	215,894
7.25%	10/25/11	Ba2		1,750	1,800,890
7.80%	06/01/12	Ba2		150	159,048
9.875%	08/10/11	Ba2		3,100	3,188,245
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2		2,000	2,170,250
Sr. Unsec’d. Notes
1.153%(c)	01/07/14	Aa2		4,100	4,133,460
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	400	619,225
Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes (South Korea)
6.00%	05/05/15	Baa2		200	215,186
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3		1,000	1,067,500
6.75%	09/01/16	Ba3		900	963,000
7.125%	09/01/18	Ba3		3,400	3,653,300
Sr. Unsec’d. Notes
6.375%	03/25/13	B1		1,000	1,035,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	508,125
IPIC GMTN Ltd., (g)
Gtd. Notes, 144A (Cayman Islands)
3.125%	11/15/15	Aa3		3,000	2,921,744
5.00%	11/15/20	Aa3		1,000	970,000
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
2.60%	01/20/12	Aaa		200	203,379
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3		100	102,502
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		225	224,305
RZD Capital Ltd.,
Sr. Sec’d. Notes, MTN (Ireland)
5.739%	04/03/17	Baa1		4,000	4,168,800
Sinochem Overseas Capital Co. Ltd., (g)
Gtd. Notes, 144A (Virgin Islands)
4.50%	11/12/20	Baa1		3,000	2,841,816
6.30%	11/12/40	Baa1		3,000	2,953,098
SLM Corp.,
Sr. Unsec’d. Notes
0.603%(c)	01/27/14	Ba1		200	189,685
5.45%	04/25/11	Ba1		1,800	1,803,740
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		4,400	4,020,500
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1		2,300	2,396,393
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		2,300	2,461,000
7.875%	03/13/18	Baa2		1,600	1,832,000

					58,761,669

Electric — 0.2%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.25%	09/30/15	Ba1		1,000	1,002,790
Entergy Gulf States Louisiana LLC,
First Mortgage
3.95%	10/01/20	A3		1,700	1,602,785
Korea Electric Power Corp., (South Korea)
Sr. Notes, 144A (g)
5.50%	07/21/14	A1		600	647,572
Sr. Unsec’d. Notes, 144A
3.00%	10/05/15	A1		3,000	2,916,635
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.75%	01/20/20	Ba2		1,000	1,125,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
0.883%(c)	10/11/11	A3		200	199,948

					7,494,730

Financial — Bank & Trust — 1.1%
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		1,900	1,967,594
Cie de Financement Foncier,
Cov’d. Bonds, 144A (France)
1.625%	07/23/12	Aaa	EUR	2,100	2,104,565
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
1.36%(c)	03/13/12	A1		4,500	4,497,799
5.875%	01/14/15	A1		2,000	2,190,124
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	Aa3	EUR	300	444,673
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	1,116,780
Morgan Stanley,
Sr. Unsec’d. Notes
0.783%(c)	10/15/15	A2		200	192,010
1.422%	03/01/13	A2	EUR	100	139,662
1.903%(c)	01/24/14	A2		4,900	4,997,108
Sr. Unsec’d. Notes, MTN
1.388%(c)	11/29/13	A2	EUR	1,000	1,376,384
1.395%(c)	04/13/16	A2	EUR	200	263,740
1.426%(c)	01/16/17	A2	EUR	200	261,013
6.625%	04/01/18	A2		1,800	1,978,409
Royal Bank of Scotland Group PLC (The),
Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
0.571%(c)	03/30/12	Aaa		6,800	6,810,016
Royal Bank of Scotland PLC (The), (United Kingdom)
Bank Gtd. Notes
4.375%	03/16/16	Aa3		2,900	2,919,285
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		2,500	2,515,358
3.00%	12/09/11	Aaa		200	203,590
Gtd. Notes
2.733%(c)	08/23/13	Aa3		4,100	4,211,266
Gtd. Notes, MTN

2.75%	06/18/13	Aaa	EUR	300	422,667
Sub. Notes, MTN
1.048%(c)	09/29/15	Baa3		2,000	1,709,536
1.307%(c)	01/30/17	Baa3	EUR	1,000	1,212,724
State Street Capital Trust III,
Ltd. Gtd. Notes
5.30%(c)	01/29/49	Baa1		1,000	1,001,300
State Street Capital Trust IV,
Ltd. Gtd. Notes
1.31%(c)	06/01/77	A1		300	247,544
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,172,135
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.59%(c)	09/10/14	Aaa		100	100,101
2.70%	12/09/14	Aa1		2,300	2,329,707
3.585%	08/14/14	Aaa		700	734,431

					47,119,521

Financial Services — 1.2%
American Express Co.,
Sr. Unsec’d. Notes
7.25%	05/20/14	A3		100	113,744
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	116,514
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	432,252
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.312%(c)	08/13/13	A3		2,900	2,985,213
5.50%	10/15/14	A3		600	647,160
6.00%	12/13/13	A3		1,000	1,087,326
6.125%	11/21/17	A3		1,000	1,089,656
Sr. Unsec’d. Notes, MTN
1.284%(c)	02/09/16	A3	EUR	700	924,886
7.375%	06/16/14	A3	EUR	6,400	9,947,446
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.75%	10/01/37	A2		400	403,452
HSBC Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.251%(c)	04/05/13	A3	EUR	700	967,033
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
1.507%(c)	05/03/12	A3	CAD	200	206,725
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.45%	03/01/16	Aa3		6,000	5,978,574
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2		1,200	1,312,522
LBG Capital No. 1 PLC, (United Kingdom)
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	130,382
11.04%	03/19/20	Ba3	GBP	1,200	2,098,306
Bank Gtd. Notes, 144A
8.50%	12/14/49	B+(d)		700	655,684
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		500	512,368
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	300	431,245
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.82%	11/16/24	NR		400	101,500
2.85%	12/23/24	NR		700	177,625
2.95%	05/25/11	NR		200	50,750
5.625%	01/24/13	NR		4,800	1,248,000
6.875%	05/02/18	NR		1,100	288,750
Merrill Lynch & Co., Inc.,
Notes, MTN
0.54%(c)	06/05/12	A2		600	597,436
6.875%	04/25/18	A2		5,000	5,553,460
Sr. Unsec’d. Notes
5.45%	07/15/14	A2		200	214,002
Sr. Unsec’d. Notes, MTN
1.947%(c)	09/27/12	A2	EUR	2,700	3,732,736
6.05%	08/15/12	A2		1,900	2,019,164
6.75%	05/21/13	A2	EUR	800	1,205,106
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,120,965
UBS AG, (Switzerland)
Sr. Unsec’d. Notes
2.25%	08/12/13	Aa3		1,200	1,211,617
Sr. Unsec’d. Notes, MTN
1.413%(c)	02/23/12	Aa3		200	201,598

					47,763,197

Foods
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	100,894
WM Wrigley Jr. Co.,
Sec’d. Notes, 144A
1.684%(c)	06/28/11	Baa2		500	500,259

					601,153

Healthcare Services
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	538,125

Holding Companies-Diversified — 0.2%
Hutchison Whampoa International 09 Ltd.,
Gtd. Notes (Cayman Islands)
7.625%	04/09/19	A3		1,000	1,196,780
Noble Group Ltd., (Bermuda)
Bonds, 144A
6.625%	08/05/20	Baa3		1,400	1,442,000
Sr. Unsec’d. Notes
6.75%	01/29/20	Baa3		2,300	2,461,000
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		1,600	1,712,000

					6,811,780

Insurance — 0.3%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		600	645,750
Jr. Sub. Notes, 144A
8.00%(c)	05/22/68	Ba2	EUR	1,300	1,842,352

Sr. Unsec’d. Notes
0.413%(c)	10/18/11	Baa1		200	199,118
3.65%	01/15/14	Baa1		1,000	1,017,140
6.40%	12/15/20	Baa1		100	106,729
8.25%	08/15/18	Baa1		2,000	2,339,078
Sr. Unsec’d. Notes, 144A
3.75%	11/30/13	Baa1		600	609,594
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	Baa1		800	833,309
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	1,049,762
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	1,086,269
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
1.434%(c)	09/17/12	Aa3		400	404,808

					10,133,909

Investment Company
FIH Erhvervsbank A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
2.00%	06/12/13	Aaa		100	101,666

Iron / Steel
CSN Islands XI Corp.,
Gtd. Notes, 144A (Cayman Islands)
6.875%	09/21/19	Ba1		500	555,000
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (Virgin Islands)
7.25%	10/20/17	BBB-(d)		1,000	1,125,000

					1,680,000

Lodging
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	651,750

Media — 0.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.125%	02/15/16	Baa2		2,700	2,660,844
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		2,300	2,370,493
New York Times Co. (The),
Sr. Unsec’d. Notes
5.00%	03/15/15	B1		800	802,209
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes (Germany)
8.125%	12/01/17	B1	EUR	2,000	2,976,106
Videotron Ltee,
Gtd. Notes (Canada)
6.875%	01/15/14	Ba1		200	202,750

					9,012,402

Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		2,700	2,738,702
Corp. Nacional del Cobre de Chile,
Unsec’d. Notes (Chile)
6.15%	10/24/36	Aa3		750	823,238
CSN Resources SA, (Luxembourg)
Gtd. Notes(g)
6.50%	07/21/20	Ba1		2,300	2,449,500
Gtd. Notes, 144A
6.50%	07/21/20	Ba1		1,200	1,278,000
Gerdau Holdings, Inc.,
Gtd. Notes (Brazil)
7.00%	01/20/20	BBB-(d)		3,000	3,322,500
Gerdau Trade, Inc.,
Gtd. Notes, 144A (Virgin Islands)
5.75%	01/30/21	BBB-(d)		6,900	6,986,250
Gold Fields Orogen Holding BVI Ltd.,
Gtd. Notes, 144A (Virgin Islands)
4.875%	10/07/20	Baa3		3,100	2,974,878
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2		1,000	1,064,861
6.875%	11/10/39	Baa2		2,300	2,458,458
Xstrata Canada Corp.,
Gtd. Notes (Canada)
7.35%	06/05/12	Baa2		100	106,811

					24,203,198

Multimedia
Vivendi,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2		1,000	1,073,979

Oil & Gas — 0.8%
Dolphin Energy Ltd.,
Sr. Sec’d. Notes, 144A (United Arab Emirates)
5.888%	06/15/19	A1		1,846	1,961,162
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
6.212%	11/22/16	Baa1		3,000	3,255,000
Gazprom OAO Via RBS AG,
Unsec’d. Notes (Germany)
9.625%	03/01/13	Baa1		2,000	2,272,000
Gazprom OAO Via White Nights Finance BV,
Sec’d. Notes (Netherlands)
10.50%	03/25/14	Baa1		2,900	3,495,950
Indian Oil Corp. Ltd.,
Unsec’d. Notes
4.75%	01/22/15	Baa3		1,000	1,034,761
Odebrecht Drilling Norbe VIII/IX Ltd., (Cayman Islands)
Sr. Sec’d. Notes
6.35%	06/30/21	Baa3		2,500	2,634,375
Sr. Sec’d. Notes, 144A
6.35%	06/30/21	Baa3		3,000	3,161,250
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	Baa1		5,900	5,936,285
6.875%	01/20/40	Baa1		2,300	2,408,567
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1		100	101,500
Pride International, Inc.,
Sr. Unsec’d. Notes
6.875%	08/15/20	Ba1		1,000	1,133,750
Reliance Holdings USA, Inc.,
Gtd. Notes(g)
4.50%	10/19/20	Baa2		1,000	942,111
Gtd. Notes, 144A
4.50%	10/19/20	Baa2		4,050	3,815,550

					32,152,261

Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
0.45%(c)	04/11/11	A2		100	100,003
3.125%	10/01/15	A2		900	905,032
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Sr. Sec’d. Notes (Qatar)(g)
5.298%	09/30/20	Aa3		1,336	1,386,582

					2,391,617

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A (Chile)
5.00%	01/21/21	Baa2		3,000	2,946,069
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
8.125%	05/15/11	Ba3		600	603,750

					3,549,819

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3		1,000	1,111,546
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.75%	08/15/21	Ba3		2,200	2,087,250

					3,198,796

Pipelines — 0.2%
El Paso Corp.,
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3		400	402,242
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
9.00%	02/01/19	Baa2		1,800	2,284,511
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Ba1		400	428,496
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1		2,500	2,485,120
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2		2,400	2,670,552

					8,270,921

Real Estate — 0.1%
Qatari Diar Finance QSC,
Gov’t. Gtd. Notes (Qatar)
5.00%	07/21/20	Aa2		4,000	3,955,000

Real Estate Investment Trusts — 0.1%
Goodman Funding Pty Ltd.,
Gtd. Notes, 144A (Australia)
6.375%	11/12/20	Baa3		3,900	3,919,407
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	327,261
Kilroy Realty LP,
Gtd. Notes
5.00%	11/03/15	Baa3		900	898,144
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2		200	202,991
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3		100	111,218

					5,459,021

Retail
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		270	301,725
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba1		1,400	1,498,000

					1,799,725

Retail & Merchandising
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba2		500	536,250

Savings & Loan — 0.1%
Nationwide Building Society, (United Kingdom)
Cov’d. Bonds
5.50%	07/18/12	Aaa		2,000	2,099,446
Cov’d. Bonds, MTN
4.625%	09/13/12	Aaa	EUR	2,100	3,050,402

					5,149,848

Telecommunications — 0.3%
America Movil SAB de CV,
Gtd. Notes (Mexico)
6.375%	03/01/35	A2		3,000	3,234,420
American Tower Corp.,
Sr. Unsec’d. Notes
7.00%	10/15/17	Baa3		2,200	2,473,563
Axiata SPV1 Labuan Ltd.,
Gtd. Notes (Malaysia)
5.375%	04/28/20	Baa2		1,000	1,018,766
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	108,495
Qtel International Finance Ltd.,
Gtd. Notes, 144A (Bermuda)
3.375%	10/14/16	A2		4,000	3,858,724

					10,693,968

Tobacco
Reynolds American, Inc.,
Gtd. Notes
1.01%(c)	06/15/11	Baa3		500	500,369
UST LLC,
Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)		200	212,049

					712,418

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	105,130

TOTAL CORPORATE BONDS (cost $497,773,124)					500,792,106

FOREIGN GOVERNMENT BONDS — 2.0%

Australia Government,
Sr. Unsec’d. Notes (Australia)
2.50%	09/20/30	Aaa	AUD	300	305,964
3.00%	09/20/25	Aaa	AUD	1,800	2,021,986
4.00%	08/20/20	Aaa	AUD	300	508,652
4.75%	06/15/16	Aaa	AUD	5,200	5,257,067
6.00%	02/15/17	Aaa	AUD	3,200	3,423,718
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes, 144A (Brazil)
6.50%	06/10/19	Baa3		2,400	2,629,368

Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
4.875%	01/22/21	Baa3		6,000	6,120,000
5.875%	01/15/19	Baa3		2,800	3,101,000
Canadian Government,
Bonds (Canada)
1.50%	12/01/12	Aaa	CAD	4,600	4,729,056
1.75%	03/01/13	Aaa	CAD	24,500	25,242,960
2.50%	09/01/13	Aaa	CAD	6,600	6,888,712
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	1,200,000
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba3		1,000	1,069,960
6.875%	01/17/18	Ba1		1,800	2,038,500
Instituto de Credito Oficial,
Sr. Unsec’d. Notes (Spain)(g)
2.941%(c)	03/25/14	Aa2	EUR	1,000	1,417,902
Italy Buoni Poliennali del Tesoro,
Bonds (Italy)
2.10%	09/15/16	NR		600	872,071
Kommunalbanken AS,
Sr. Unsec’d. Notes (Norway)
2.375%	01/19/16	Aaa		200	197,202
Korea Finance Corp.,
Sr. Unsec’d. Notes (South Korea)
3.25%	09/20/16	A1		1,000	961,700
Korea Housing Finance Corp.,
Cov’d. Bonds (South Korea)
4.125%	12/15/15	Aa3		1,000	1,021,102
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	100	108,631
New Zealand Government Bond,
Sr. Unsec’d. Notes (New Zealand)
5.00%	03/15/19	Aaa	NZD	2,700	1,996,293
6.00%	05/15/21	Aaa	NZD	3,900	3,048,030
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,260,000
Province of Ontario Canada,
Sr. Unsec’d. Notes, MTN (Canada)
4.00%	10/07/19	Aa1		600	608,148
Province of Quebec Canada,
Notes, MTN (Canada)
7.295%	07/22/26	Aa2		2,400	3,057,343
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba2	BRL	1,500	1,065,752
Societe Financement de l’Economie Francaise,
Gov’t. Liquid Gtd. Notes, 144A (France)
2.125%	01/30/12	Aaa		300	303,657
United Kingdom Gilt,
Bonds (United Kingdom)
4.50%	12/07/42	Aaa	GBP	100	165,202

TOTAL FOREIGN GOVERNMENT BONDS (cost $77,163,157)					80,619,976

MUNICIPAL BONDS — 0.5%

California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900	537,606
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,559,552
San Francisco City & County Public Utilities Commission,
Revenue Bonds
6.00%	11/01/40	Aa2		800	758,424
State of California,
General Obligation Unlimited
5.00%	06/01/37	A1		600	535,734
5.00%	11/01/37	A1		1,150	1,026,019
5.00%	04/01/38	A1		1,200	1,068,360
7.30%	10/01/39	A1		500	530,640
7.55%	04/01/39	A1		1,000	1,092,000
7.60%	11/01/40	A1		700	767,081
University of California Regents Medical Center, Series F,
Revenue Bonds
6.583%	05/15/49	Aa2		600	591,162

					8,466,578

Illinois — 0.2%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3		600	590,430
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	745,990
State of Illinois,
General Obligation Unlimited
2.766%	01/01/12	A1		4,100	4,122,263

					5,458,683

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3		600	576,054

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	546,505

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	223,906
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3		100	60,297

					284,203

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa2		500	525,465
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1		200	198,030
4.905%	11/01/24	Aa1		200	199,500
5.075%	11/01/25	Aa1		200	201,120
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa2		1,200	1,261,764

					2,385,879

Ohio
American Municipal Power-Ohio, Inc.,
Revenue Bonds
5.939%	02/15/47	A1		700	605,759

Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3		400	288,172
5.875%	06/01/47	Baa3		300	199,215

					1,093,146

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
7.397%(t)	08/01/54	Aa2		100	4,905

Tennessee
Tennessee State School Bond Authority,
General Obligation Unlimited
4.848%	09/15/27	Aa2		900	846,315

Texas
State of Texas,
General Obligation Unlimited
4.631%	04/01/33	Aaa		700	639,492
4.681%	04/01/40	Aaa		700	620,305

					1,259,797

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3		95	66,192

TOTAL MUNICIPAL BONDS (cost $21,621,703)					20,988,257

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%

Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.969%(c)	09/25/35	Caa2		363	280,585
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		3,627	3,747,283
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.96%(c)	09/25/45	Ba3		305	266,795
Araan Residential Mortgages PLC,
Series 2010-1A, Class A1B
2.291%	05/16/47	Aaa	EUR	1,299	1,838,135
Arkle Master Issuer PLC, (United Kingdom)
Series 2006-1A, Class 4A2, 144A
0.404%(c)	02/17/52	Aaa		1,800	1,786,949
Series 2010-1A, Class 2A, 144A
1.464%(c)	05/17/60	Aaa		600	600,561
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		79	54,492
Series 2006-J, Class 4A1
5.864%(c)	01/20/47	CCC(d)		62	43,554
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.926%(c)	05/25/35	Caa2		1,000	797,000
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.685%(c)	08/25/33	Aaa		25	25,449
Series 2003-7, Class 6A
2.875%(c)	10/25/33	Aaa		17	17,649
Series 2003-9, Class 2A1
2.864%(c)	02/25/34	Aa3		237	211,946
Series 2004-2, Class 22A
2.839%(c)	05/25/34	Aaa		43	40,456
Series 2004-10, Class 13A1
4.827%(c)	01/25/35	A1		266	246,209
Series 2004-10, Class 21A1
3.121%(c)	01/25/35	A1		416	381,988
Series 2004-10, Class 22A1
5.023%(c)	01/25/35	A1		176	162,924
Series 2005-1, Class 2A1
2.783%(c)	03/25/35	Caa2		100	81,215
Series 2005-2, Class A1
2.71%(c)	03/25/35	Ba2		363	347,350
Series 2005-2, Class A2
2.934%(c)	03/25/35	A1		111	106,612
Series 2005-4, Class 3A1
5.219%(c)	08/25/35	Caa2		1,395	1,203,316
Series 2005-5, Class A1
2.29%(c)	08/25/35	A1		32	30,674
Series 2005-5, Class A2
2.40%(c)	08/25/35	Baa2		812	778,783
Series 2005-8, Class A3, 144A
5.136%(c)	08/25/35	A1		1,000	1,001,191
Series 2005-9, Class A1
2.56%(c)	10/25/35	Caa1		97	87,712
Series 2007-5, Class 3A1
5.638%(c)	08/25/47	CCC(d)		673	572,001
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.987%(c)	09/25/35	Caa3		195	151,479
Series 2005-9, Class 24A1
2.928%(c)	11/25/35	Ca		233	141,061
Series 2005-10, Class 24A1
2.663%(c)	01/25/36	Ca		302	173,850
Series 2006-1, Class 21A2
2.802%(c)	02/25/36	Ca		699	354,003
Series 2006-2, Class 23A1
2.868%(c)	03/25/36	Ca		397	225,853
Series 2006-4, Class 21A1
2.929%(c)	08/25/36	Ca		327	174,926
Series 2006-5, Class 2A2
5.999%(c)	08/25/36	Caa3		327	222,021
Series 2006-6, Class 32A1
5.195%(c)	11/25/36	Caa3		155	96,612
Series 2006-8, Class 3A1
0.41%(c)	02/25/34	Aa3		160	130,136

Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.683%(c)	01/26/36	B2		189	125,838
Series 2007-R6, Class 2A1
5.222%(c)	12/26/46	Caa1		1,097	777,564
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.38%(c)	05/25/48	Caa3		691	315,671
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
2.957%(c)	02/25/37	Aa1		318	320,399
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.737%(c)	03/25/34	Aaa		133	135,244
Series 2005-6, Class A1
2.51%(c)	08/25/35	B1		51	48,139
Series 2005-6, Class A2
2.56%(c)	08/25/35	B3		84	73,980
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Caa1		30	26,988
Series 2005-56, Class 2A2
2.352%(c)	11/25/35	Caa3		35	22,131
Series 2005-56, Class 2A3
1.812%(c)	11/25/35	Caa3		35	22,918
Series 2005-59, Class 1A1
0.584%(c)	11/20/35	Caa3		554	344,835
Series 2005-62, Class 2A1
1.312%(c)	12/25/35	Caa3		462	289,828
Series 2006-2CB, Class A14
5.50%	03/25/36	Caa3		81	58,539
Series 2006-15CB, Class A1
6.50%	06/25/36	Ca		214	130,519
Series 2006-OA14, Class 2A1
0.44%(c)	11/25/46	Caa3		105	64,553
Series 2006-OA17, Class 1A1A
0.449%(c)	12/20/46	Ca		2,085	1,187,194
Series 2006-OA19, Class A1
0.434%(c)	02/20/47	Caa3		603	333,219
Series 2006-OA22, Class A1
0.41%(c)	02/25/47	Caa3		286	183,779
Series 2007-7T2, Class A9
6.00%	04/25/37	CC(d)		140	93,028
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa3		76	49,742
Series 2007-OA4, Class A1
0.42%(c)	05/25/47	Ca		1,311	876,962
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.984%(c)	08/25/34	Caa1		219	162,347
Series 2004-12, Class 12A1
2.969%(c)	08/25/34	Caa1		830	705,022
Series 2004-22, Class A3
3.118%(c)	11/25/34	Baa3		49	42,839
Series 2004-HYB5, Class 2A1
3.051%(c)	04/20/35	Baa3		211	202,447
Series 2005-HYB9, Class 5A1
5.25%(c)	02/20/36	Ca		194	136,496
Series 2005-R2, Class 1AF1, 144A
0.59%(c)	06/25/35	Aa3		66	55,861
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.675%(c)	08/25/33	Aaa		50	50,698
Crusade Global Trust, (Australia)
Series 2004-2, Class A2
1.218%(c)	11/19/37	Aaa	EUR	165	228,303
Series 2005-2, Class A2
5.092%	08/14/37	Aaa	AUD	1,111	1,112,449
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	A2		414	421,558
Series 2006-AB4, Class A1B1
0.35%(c)	10/25/36	Ca		25	9,991
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		130	127,747
Series 2006-16, Class FC
0.55%(c)	03/25/36	Aaa		164	162,776
Series 2006-118, Class A2
0.31%(c)	12/25/36	Aaa		213	209,088
Series 2010-136, Class FA
0.75%(c)	12/25/40	Aaa		1,343	1,341,650
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.718%(c)	07/25/44	Aaa		561	556,316
First Horizon Asset Securities, Inc.,
Series 2003-AR4, Class 2A1
2.708%(c)	12/25/33	Aaa		24	23,376
Series 2007-AR1, Class 1A1
5.827%(c)	05/25/37	CCC(d)		1,117	801,505
Freddie Mac,
Series 2011-3, Class FA
0.93%(c)	02/25/41	Aaa		1,349	1,352,088
Series 2906, Class GZ
5.00%	09/15/34	Aaa		546	553,706
Series 3172, Class FK
0.705%(c)	08/15/33	Aaa		1,686	1,686,095
Series 3174, Class FM
0.495%(c)	05/15/36	Aaa		103	102,260
Series 3397, Class FC
0.855%(c)	12/15/37	Aaa		1,237	1,239,650
Series R006, Class ZA
6.00%	04/15/36	Aaa		403	451,359
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.554%(c)	03/20/37	Aaa		1,186	1,176,846
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.94%(c)	10/25/33	B(d)		1,170	992,345
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.99%(c)	03/25/33	Aaa		19	19,003

Series 2005-AR1, Class 1A1
3.044%(c)	01/25/35	BBB-(d)		75	70,567
Series 2005-AR2, Class 2A1
2.745%(c)	04/25/35	B2		814	733,992
Series 2005-AR3, Class 6A1
2.836%(c)	05/25/35	Caa2		796	664,175
Series 2005-AR6, Class 4A5
2.907%(c)	09/25/35	Aaa		1,000	889,654
Series 2006-AR1, Class 2A1
2.784%(c)	01/25/36	B+(d)		409	343,241
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
3.025%(c)	05/19/33	AAA(d)		52	52,214
Series 2004-1, Class 2A
2.692%(c)	04/19/34	Aa3		264	258,875
Series 2005-2, Class 2A1A
0.474%(c)	05/19/35	Caa3		63	42,616
Series 2005-10, Class 2A1A
0.564%(c)	11/19/35	Caa3		1,188	820,275
Series 2006-1, Class 2A1A
0.494%(c)	03/19/36	Caa3		774	484,921
Series 2006-SB1, Class A1A
1.162%(c)	12/19/36	Caa3		674	375,578
Series 2007-1, Class 2A1A
0.384%(c)	04/19/38	Caa3		1,095	700,860
Holmes Master Issuer PLC,
Series 2010-1A, Class A3, 144A (Spain)
2.406%(c)	10/15/54	Aaa	EUR	1,700	2,415,531
Holmes Master PLC,
Series 2011-1A, Class A3
2.339%	10/15/54	Aaa	EUR	1,800	2,557,121
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.062%(c)	11/25/35	Caa1		233	202,537
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.49%(c)	07/25/35	Caa2		106	68,959
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		522	500,208
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.162%(c)	11/25/33	Aaa		30	30,131
Series 2005-A2, Class 7CB1
4.881%(c)	04/25/35	Ba2		296	281,424
Series 2005-A6, Class 2A1
3.142%(c)	08/25/35	B+(d)		106	91,499
Series 2005-ALT1, Class 3A1
5.301%(c)	10/25/35	CCC(d)		214	183,601
Series 2007-A1, Class 1A1
3.006%(c)	07/25/35	Ba3		136	132,899
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.456%(c)	12/15/49	AA-(d)	GBP	957	1,304,096
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.563%(c)	12/25/33	Baa1		300	284,070
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.305%(c)	02/25/33	AAA(d)		123	118,036
Series 2005-A8, Class A3A2
0.50%(c)	08/25/36	B2		50	40,699
Series 2005-A10, Class A
0.46%(c)	02/25/36	B2		298	226,455
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.707%(c)	10/25/35	Baa1		151	137,992
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
3.632%(c)	06/25/36	B3		354	342,032
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.709%(c)	10/07/20	Aaa		652	652,447
Series 2010-R2, Class 1A
0.629%(c)	11/06/17	Aaa		745	745,407
Series 2010-R3, Class 1A
0.819%(c)	12/08/20	Aaa		388	390,296
Series 2010-R3, Class 2A
0.819%(c)	12/08/20	Aaa		2,818	2,832,230
Newgate Funding PLC, (United Kingdom)
Series 2007-3X, Class A2B
1.773%(c)	12/15/50	Aaa	EUR	600	671,769
Series 2007-3X, Class A3
1.806%(c)	12/15/50	Aa2	GBP	1,600	1,905,010
Series 2007-3X, Class BA
2.056%(c)	12/15/50	A3	GBP	400	398,061
Permanent Master Issuer PLC,
Series 2007-1, Class 4A (United Kingdom)
0.383%(c)	10/15/33	Aaa		2,000	1,983,259
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.754%(c)	08/25/33	Aaa		171	163,967
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.384%(c)	02/21/38	Aaa		287	277,264
Series P10, Class BA (g)
5.35%(c)	07/12/36	Aaa	AUD	98	98,980

Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.43%(c)	06/25/46	Caa2		599	241,596
Series 2007-QH7, Class 1A1
0.50%(c)	08/25/37	Caa3		748	501,739
Series 2007-QO2, Class A1
0.40%(c)	02/25/47	Ca		530	269,221
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.70%(c)	04/25/35	CCC(d)		425	318,149
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa3		568	428,407
Series 2006-R1, Class A2
0.65%(c)	01/25/46	Caa3		169	77,474
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.249%(c)	09/25/35	Caa3		434	301,958
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.454%(c)	07/20/36	B1		355	293,376
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.585%(c)	02/25/34	Baa1		367	353,838
Series 2004-4, Class 3A2
2.652%(c)	04/25/34	Baa3		60	54,097
Series 2004-12, Class 7A1
5.205%(c)	09/25/34	Baa3		75	71,118
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.584%(c)	10/19/34	Aa3		19	17,812
Series 2005-AR5, Class A2
0.504%(c)	07/19/35	A1		474	415,064
Series 2007-AR4, Class A3
0.47%(c)	09/25/47	C		400	169,568
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.768%(c)	10/25/35	B-(d)		89	73,437
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.22%(c)	11/07/40	AAA(d)	AUD	654	674,164
Swan,
Series 2006-1, Class A2 (Australia)
5.062%(c)	05/12/37	Aaa	AUD	410	414,921
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.97%	09/25/36	C		291	76,268
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.37%(c)	10/25/46	B1		114	113,187
Series 2006-6, Class A1
0.36%(c)	11/25/46	B2		287	283,576
Torrens Trust,
Series 2007-1, Class A (Australia)
5.23%(c)	10/19/38	Aaa	AUD	422	426,882
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.252%(c)	07/25/46	Ca		104	46,824
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.512%(c)	11/25/42	B3		3	2,636
Series 2003-AR5, Class A7
2.696%(c)	06/25/33	Aaa		17	16,533
Series 2005-AR10, Class 3A1
5.504%(c)	08/25/35	BB(d)		87	78,051
Series 2005-AR12, Class 1A6
2.725%(c)	10/25/35	BBB-(d)		715	609,094
Series 2005-AR16, Class 1A3
2.589%(c)	12/25/35	CCC(d)		1,200	945,886
Series 2006-AR2, Class 2A1
5.739%(c)	03/25/37	BBB+(d)		573	525,192
Series 2006-AR5, Class A12A
1.292%(c)	06/25/46	Caa1		136	102,245
Series 2006-AR7, Class 3A
2.984%(c)	07/25/46	B2		532	405,112
Series 2006-AR10, Class 1A2
5.846%(c)	09/25/36	CCC(d)		225	200,358
Series 2006-AR13, Class 2A
2.984%(c)	10/25/46	Caa2		295	217,646
Series 2006-AR15, Class 2A
1.812%(c)	11/25/46	Caa1		193	139,416
Series 2006-AR19, Class 1A1A
1.042%(c)	01/25/47	Caa2		304	200,015
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.359%(c)	02/25/33	Aa1		21	19,689
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
2.883%(c)	09/25/34	Aaa		153	155,841
Series 2005-AR11, Class 1A1
2.936%(c)	06/25/35	Baa2		460	461,219
Series 2006-AR2, Class 2A1
2.772%(c)	03/25/36	A(d)		1,775	1,578,549
Series 2006-AR2, Class
2.772%(c)	03/25/36	A(d)		246	217,854
Series 2006-AR6, Class 3A1
2.825%(c)	03/25/36	B3		465	412,073
Series 2006-AR8, Class 3A1
2.775%(c)	04/25/36	BB+(d)		322	276,744
Series 2006-AR10, Class 5A6
5.143%(c)	07/25/36	CCC(d)		407	335,806

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $71,644,202)					72,781,244

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%

Federal Home Loan Mortgage Corp.,
Notes
0.75%	12/18/13	4,000	4,000,022
Federal National Mortgage Assoc.
Notes
0.75%	12/18/13	3,100	3,052,837
1.25%	03/14/14	1,000	994,975
5.375%	04/11/22	200	208,537
6.00%	03/09/20	1,000	1,023,386

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,354,316)			9,279,757

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 4.6%

Federal Home Loan Mortgage Corp.
4.644%(c)	03/01/35	118	122,603
5.50%	10/01/36-02/01/40	4,189	4,472,609
Federal National Mortgage Assoc.
1.518%(c)	11/01/42-07/01/44	352	353,457
3.00%	TBA	5,000	4,871,095
3.022%(c)	06/01/35	225	236,727
3.50%	11/01/25-01/01/26	8,901	8,937,613
3.50%	TBA	4,000	3,755,000
3.786%(c)	09/01/19	3	2,681
4.00%	11/01/13-02/01/41	77,799	77,666,812
4.00%	TBA	20,000	20,550,000
4.50%	03/01/23-03/01/41	25,652	26,608,888
4.50%	TBA	27,000	27,476,712
5.00%	04/01/30	1,042	1,100,041
5.50%	05/01/36-03/01/37	5,498	5,894,454
6.00%	06/01/38	735	800,222
Government National Mortgage Assoc.
4.50%	06/15/40-03/15/41	7,000	7,234,319

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $189,953,653)			190,083,233

U.S. TREASURY OBLIGATIONS — 7.9%

U.S. Treasury Bonds
7.625%	11/15/22(k)	4,200	5,768,440
8.125%	05/15/21	1,500	2,101,875
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.50%	04/15/15	3,200	3,374,778
0.625%	04/15/13	300	327,074
1.125%	01/15/21	3,000	3,063,825
1.25%	04/15/14-07/15/20	31,000	32,434,318
1.375%	01/15/20	6,400	6,832,835
1.625%	01/15/15	9,700	12,124,963
1.75%	01/15/28	1,100	1,178,364
1.875%	07/15/13-07/15/19	12,250	15,098,060
2.00%	04/15/12-01/15/26	24,900	30,513,133
2.00%	01/15/14(k)	12,300	15,972,146
2.125%	01/15/19-02/15/40	13,900	15,396,676
2.375%	01/15/17-01/15/27	25,500	31,093,953
2.375%	01/15/25(k)	11,200	14,686,751
2.50%	07/15/16-01/15/29	13,100	15,885,317
2.625%	07/15/17	12,000	14,642,201
3.00%	07/15/12	8,400	11,018,228
3.375%	01/15/12-04/15/32	14,100	18,561,672
3.625%	04/15/28	8,300	14,572,770
3.875%	04/15/29(k)	9,200	16,489,142
U.S. Treasury Notes
0.50%	11/30/12-11/15/13	7,300	7,274,229
1.875%	08/31/17-09/30/17	11,700	11,085,368
2.25%	11/30/17	1,100	1,062,532
2.50%	06/30/17	2,600	2,572,375
2.625%	08/15/20	8,000	7,505,000
2.75%	11/30/16	300	304,242
2.875%	03/31/18	4,500	4,494,024
3.00%	09/30/16(k)	6,300	6,489,491
3.125%	04/30/17	100	102,781
3.375%	11/15/19	1,400	1,415,313
3.75%	11/15/18	800	840,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $323,741,732)			324,282,376

TOTAL LONG-TERM INVESTMENTS (cost $3,437,303,738)		3,756,471,773

SHORT-TERM INVESTMENTS — 18.5%
	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 12.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $518,270,696; includes $232,830,659 of cash collateral for securities on loan)(b)(w)	518,270,696	518,270,696

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 2.8%

Barclays Capital Inc., 0.13%, dated 03/10/11, due 04/11/11 in the amount of $2,100,243(g)	$2,100	2,100,000
Barclays Capital Inc., 0.13%, dated 03/31/11, due 04/01/11 in the amount of $13,200,048	13,200	13,200,000
Barclays Capital Inc., 0.13%, dated 03/31/11, due 04/01/11 in the amount of $13,800,050	13,800	13,800,000
Citigroup Global Markets, Inc., 0.14%, dated 03/31/11, due 04/01/11 in the amount of $10,000,039	10,000	10,000,000
Citigroup Global Markets, Inc., 0.15%, dated 03/31/11, due 04/01/11 in the amount of $6,600,028	6,600	6,600,000
Credit Suisse Securities LLC, 0.10%, dated 03/31/11, due 04/01/11 in the amount of $1,000,003	1,000	1,000,000
Goldman Sachs & Co., Inc., 0.16%, dated 03/31/11, due 04/01/11 in the amount of $10,000,044	10,000	10,000,000
Morgan Stanley & Co., Inc., 0.14%, dated 03/31/11, due 04/01/11 in the amount of $28,500,111	28,500	28,500,000
Morgan Stanley & Co., Inc., 0.14%, dated 03/31/11, due 04/01/11 in the amount of $28,500,111	28,500	28,500,000

TOTAL REPURCHASE AGREEMENTS (cost $113,700,000)		113,700,000

Interest	Maturity
Rate	Date
U.S. TREASURY OBLIGATIONS(n) — 2.8%
U.S. Treasury Bills
0.081%	06/16/11	(k)	450	449,929
0.106%	06/16/11	(k)	200	199,968
0.121%	06/16/11	(k)	200	199,968
0.138%	10/20/11		500	499,538
0.14%	09/08/11	(k)	394	393,738
0.151%	06/16/11	(k)	50	49,992
0.151%	06/16/11	(k)	400	399,937
0.153%	05/05/11		300	299,970
0.156%	08/25/11		500	499,717
0.156%	06/16/11	(k)	650	649,897
0.158%	07/21/11		200	199,937
0.164%	09/01/11		9,700	9,694,025
0.17%	08/04/11	(k)	28,719	28,708,029
0.171%	06/16/11	(k)	150	149,976
0.175%	08/11/11	(k)	39,100	39,082,092
0.176%	06/16/11	(k)	150	149,976
0.18%	07/14/11	(k)	1,346	1,345,611
0.181%	06/16/11	(k)	10,000	9,998,420
0.181%	07/21/11		200	199,937
0.186%	06/23/11		1,200	1,199,759
0.19%	06/16/11-07/07/11	(k)	520	519,890
0.204%	07/28/11	(k)	250	249,912
0.211%	05/05/11		300	299,970
0.254%	08/25/11		17,821	17,810,896
0.298%	07/28/11		633	632,778

TOTAL U.S. TREASURY OBLIGATIONS (cost $113,866,132)				113,883,862

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR,
expiring 11/19/12	Goldman Sachs & Co.	3,900	26,893
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR,
expiring 11/19/12	Goldman Sachs & Co.	6,000	41,374

TOTAL OPTIONS PURCHASED (cost $24,008)			68,267

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
COMMERCIAL PAPER(n) — 0.1%

Vodafone Group PLC (United Kingdom) (cost $2,184,243)
0.88%	01/19/12	2,200	2,187,908

CERTIFICATES OF DEPOSIT(n) — 0.2%
Banco Bradesco
1.35%	06/27/11	1,700	1,698,754
Banco do Brasil Securities LLC
1.30%	11/15/11	1,400	1,406,470
Itau Unibanco
1.35%	07/19/11	2,100	2,091,946
1.52%	09/26/11	1,700	1,688,582

TOTAL CERTIFICATES OF DEPOSIT (cost $6,861,854)			6,885,752

TOTAL SHORT-TERM INVESTMENTS (cost $754,906,933)			754,996,485

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 109.5% (cost $4,192,210,671)			4,511,468,258

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN* — (0.1)%

Call Options
90 Day Eurodollar Futures,
expiring 09/19/11, Strike Price $99.38		119,000	(69,912)
expiring 09/19/11, Strike Price $99.38		12,000	(7,050)
expiring 09/19/11, Strike Price $99.38		46,000	(27,025)
5 Year CDX North America IG 15,
expiring 06/15/11, Strike Price $0.80	Credit Suisse First Boston Corp.	200	(348)
expiring 06/15/11, Strike Price $0.80	Barclays Capital Group	100	(174)
expiring 06/15/11, Strike Price $0.80	Morgan Stanley	300	(522)
expiring 09/21/11, Strike Price $0.80	BNP Paribas	1,900	(4,389)
10 Year U.S. Treasury Note Futures,
expiring 05/20/11, Strike Price $122.00		4,900	(13,016)
expiring 05/20/11, Strike Price $122.00		8,600	(22,844)
Currency Option USD vs CLP,
expiring 04/05/11, @ FX Rate 511.50	Citigroup Global Markets	800	(4)
expiring 04/05/11, @ FX Rate 511.50	Morgan Stanley	900	(5)
expiring 04/05/11, @ FX Rate 511.50	JPMorgan Chase	800	(4)
Currency Option USD vs KRW,
expiring 04/14/11, @ FX Rate 1,180.00	Royal Bank of Scotland	2,200	(334)
expiring 04/14/11, @ FX Rate 1,180.00	Citigroup Global Markets	2,200	(334)
Currency Option USD vs MXN,
expiring 04/12/11, @ FX Rate 12.80	JPMorgan Chase	2,600	(343)
Interest Rate Swap Options, Pay a fixed rate of 3.20% and receive a floating rate based on 3-month LIBOR,
expiring 05/23/11	Royal Bank of Scotland	2,900	(6,579)
Option on forward 1 year swap rate,(q)
expiring 10/11/11, Strike Price $—	Goldman Sachs & Co.	700	(5,868)
expiring 10/11/11, Strike Price $—	Goldman Sachs & Co.	1,800	(15,089)

expiring 10/11/11, Strike Price $—	JPMorgan Chase		1,100	(9,221)
expiring 10/11/11, Strike Price $—	JPMorgan Chase		1,700	(14,250)
Option on forward 2 year swap rate,(q)
expiring 10/11/11, Strike Price $—	Morgan Stanley		3,600	(63,649)
expiring 10/11/11, Strike Price $—	Goldman Sachs & Co.		1,800	(15,089)
expiring 11/14/11, Strike Price $—	Morgan Stanley		36,300	(640,202)
expiring 11/14/11, Strike Price $—	Morgan Stanley		5,400	(95,237)
expiring 11/14/11, Strike Price $—	Morgan Stanley		4,100	(72,309)

				(1,083,797)

Put Options — (0.1)%
90 Day Eurodollar Futures,
expiring 09/19/11, Strike Price $99.38			119,000	(20,825)
expiring 09/19/11, Strike Price $99.38			12,000	(2,100)
expiring 09/19/11, Strike Price $99.38			46,000	(8,050)
5 Year CDX North America IG 15,
expiring 06/15/11, Strike Price $1.20	Credit Suisse First Boston Corp.		200	(204)
expiring 06/15/11, Strike Price $1.20	Barclays Capital Group		100	(102)
expiring 06/15/11, Strike Price $1.20	BNP Paribas		100	(102)
expiring 06/15/11, Strike Price $1.20	Morgan Stanley		600	(611)
expiring 09/21/11, Strike Price $1.20	BNP Paribas		1,900	(5,517)
expiring 09/21/11, Strike Price $1.20	UBS Securities		200	(581)
5 Year CDX North America IG 16,
expiring 09/21/11, Strike Price $1.30	Morgan Stanley		600	(2,387)
10 Year U.S. Treasury Note Futures,
expiring 04/21/11, Strike Price $119.00			7,600	(58,188)
expiring 04/21/11, Strike Price $119.50			3,300	(34,547)
expiring 05/20/11, Strike Price $117.00			2,300	(11,500)
expiring 05/20/11, Strike Price $118.00			3,300	(26,297)
Currency Option EUR vs USD,
expiring 04/20/11, @ FX Rate 1.36	Credit Suisse First Boston Corp.	EUR	4,800	(5,374)
expiring 05/04/11, @ FX Rate 1.38	Credit Suisse First Boston Corp.	EUR	3,800	(19,781)
expiring 05/04/11, @ FX Rate 1.39	Hong Kong & Shanghai Bank	EUR	2,600	(17,318)
expiring 05/04/11, @ FX Rate 1.40	Morgan Stanley	EUR	3,600	(33,057)
expiring 05/04/11, @ FX Rate 1.40	UBS Securities	EUR	3,600	(33,057)
Currency Option USD VS JPY,
expiring 04/20/11, @ FX Rate 76.50	Bank of America		1,600	(261)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,500	(8,349)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(24,036)

expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	700	(4,289)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400	(2,451)
expiring 10/13/20, Strike Price $217.97	Deutsche Bank	800	(6,283)
Interest Rate Swap Options,
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR,
expiring 05/23/11	Royal Bank of Scotland	2,900	(15,669)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	3,100	(45,857)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	2,700	(39,940)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,900	(42,899)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,600	(38,461)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	4,500	(54,430)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	4,500	(54,430)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	3,800	(45,963)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	4,100	(49,592)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	2,000	(24,191)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	2,000	(24,191)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	5,200	(62,897)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	4,200	(50,802)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	1,500	(18,143)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	2,500	(30,239)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	1,000	(12,096)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	600	(7,257)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,800	(33,868)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,500	(30,239)

Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Barclays Capital Group	200	(21)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Credit Suisse First Boston Corp.	100	(10)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	3,500	(362)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	2,300	(238)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	300	(31)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	600	(62)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	400	(41)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	10,300	(143,489)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	800	(11,145)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	400	(5,572)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Citigroup Global Markets	400	(5,572)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Goldman Sachs & Co.	10,400	(144,882)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Goldman Sachs & Co.	1,800	(25,076)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	2,000	(27,862)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	600	(8,359)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	18,700	(260,509)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	16,900	(235,433)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	12,800	(178,316)

Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR,
expiring 11/19/12	Goldman Sachs & Co.	6,000	(78,353)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR,
expiring 11/19/12	Goldman Sachs & Co.	3,900	(50,929)

			(2,182,693)

TOTAL OPTIONS WRITTEN (premiums received $2,566,112)			(3,266,490)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
SECURITIES SOLD SHORT — (0.7)%

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
Federal Home Loan Mortgage Corp.
5.50%	TBA	4,000	(4,266,248)
Federal National Mortgage Assoc.
3.50%	TBA	2,000	(2,005,000)
4.00%	TBA	3,000	(2,950,314)
5.00%	TBA	1,000	(1,042,813)
5.50%	TBA	6,000	(6,416,250)
5.50%	TBA	4,000	(4,277,500)
Government National Mortgage Assoc.
4.50%	TBA	4,000	(4,112,500)
4.50%	TBA	5,000	(5,157,030)

TOTAL SECURITIES SOLD SHORT (proceeds received $30,184,375)			(30,227,655)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 108.7% (cost $4,159,460,184)			4,477,974,113
Other liabilities in excess of other assets(x) — (8.7)%			(357,873,937)

NET ASSETS — 100.0%			$4,120,100,176

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CDX	Credit Derivative Index

CPI	Consumer Price Index

CVA	Certificate Van Aandelen

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

ETF	Exchange Traded Funds

FHLMC	Federal Home Loan Mortgage Corp.

iBoxx	Bond Market Indices

IG	Investment Grade

IO	Interest Only

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NCUA	National Credit Union Administration

NR	Not Rated by Moodys or Standard & Poor’s

NSA	Non-Seasonally Adjusted

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2011. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,229,171; cash collateral of $232,830,659 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,695,966. The aggregate value of $3,822,171 is approximately 0.1% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the purchase yields at trade date.

(o)	As of March 31, 2011, 32 securities representing $19,368,881 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)
Long Positions:
41	90 Day Euro Dollar	Sep. 2011	$10,195,763	$10,202,850	$7,087
712	90 Day Euro Dollar	Dec. 2011	176,819,738	176,923,100	103,362
163	90 Day Euro Dollar	Mar. 2012	40,399,338	40,401,588	2,250
28	90 Day Euro Dollar	Jun. 2012	6,931,050	6,915,650	(15,400)
468	90 Day Euro Euribor	Jun. 2011	163,431,273	163,291,290	(139,983)
879	90 Day Euro Euribor	Sep. 2011	306,540,365	305,697,968	(842,397)
982	90 Day Euro Euribor	Dec. 2011	341,885,930	340,614,637	(1,271,293)
29	90 Day Sterling	Jun. 2011	5,750,710	5,754,781	4,071
69	2 Year U.S. Treasury Notes	Jun. 2011	15,066,578	15,050,625	(15,953)
30	5 Year Euro-Bobl	Jun. 2011	4,906,536	4,871,036	(35,500)
9	10 Year Euro-Bund	Jun. 2011	1,547,859	1,546,895	(964)
21	10 Year Japanese Bonds	Jun. 2011	35,057,947	35,231,426	173,479
166	10 Year U.S. Treasury Notes	Jun. 2011	19,738,823	19,759,187	20,364
437	E-Mini MSCI EAFE	Jun. 2011	37,151,960	36,860,950	(291,010)
129	Russell 2000 Mini	Jun. 2011	10,271,625	10,857,930	586,305
313	S&P 500	Jun. 2011	100,899,463	103,368,250	2,468,787
547	S&P 500 E-Mini	Jun. 2011	35,582,175	36,129,350	547,175

					$1,300,380

Commodity futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)
Long Positions:
60	Mill Wheat Euro	Nov. 2011	822,680	905,586	82,906
3	WTI Crude	May 2011	306,990	320,160	13,170

					96,076

Short Positions:
22	Wheat	Dec. 2011	878,900	953,150	(74,250)

					$21,826

Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 04/05/11	BNP Paribas	AUD	4,501	$4,665,180	$4,652,737	$(12,443)
Expiring 04/29/11	Barclays Capital Group	AUD	4,994	4,901,311	5,147,098	245,787
Expiring 04/29/11	Deutsche Bank	AUD	1,228	1,198,254	1,265,646	67,392
Brazilian Real,
Expiring 06/02/11	Citigroup Global Markets	BRL	2,843	1,678,121	1,717,437	39,316
Expiring 06/02/11	Citigroup Global Markets	BRL	2,064	1,218,305	1,246,849	28,544
British Pound,
Expiring 04/27/11	BNP Paribas	GBP	616	992,372	987,893	(4,479)
Expiring 04/27/11	Citigroup Global Markets	GBP	1,103	1,767,918	1,768,907	989
Expiring 04/27/11	Credit Suisse First Boston Corp.	GBP	702	1,123,839	1,125,814	1,975
Expiring 04/27/11	Royal Bank of Canada	GBP	8,419	13,518,725	13,501,746	(16,979)
Expiring 04/27/11	UBS Securities	GBP	1,800	2,883,437	2,886,702	3,265
Expiring 06/17/11	Pacific Crest Capital, Inc.	GBP	2,387	3,874,543	3,825,039	(49,504)
Canadian Dollar,
Expiring 06/20/11	Citigroup Global Markets	CAD	2,522	2,580,682	2,596,469	15,787
Expiring 06/20/11	Royal Bank of Canada	CAD	553	560,969	569,329	8,360
Chinese Yuan,
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	80,940	940
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	80,922	922

Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	80,904	904
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	80,900	900
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	550	83,000	83,948	948
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	549	83,000	83,906	906
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	516	78,000	78,822	822
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	172	26,000	26,294	294
Expiring 04/07/11	JPMorgan Chase	CNY	3,634	548,000	555,195	7,195
Expiring 04/07/11	JPMorgan Chase	CNY	827	125,000	126,317	1,317
Expiring 04/07/11	Morgan Stanley	CNY	6,699	1,012,000	1,023,355	11,355
Expiring 04/28/11	Citigroup Global Markets	CNY	2,560	387,000	391,457	4,457
Expiring 04/28/11	JPMorgan Chase	CNY	3,083	466,000	471,438	5,438
Expiring 06/15/11	Barclays Capital Group	CNY	4,202	626,000	644,326	18,326
Expiring 06/15/11	Barclays Capital Group	CNY	3,306	497,480	506,895	9,415
Expiring 06/15/11	Deutsche Bank	CNY	2,939	445,607	450,658	5,051
Expiring 06/15/11	Deutsche Bank	CNY	1,081	168,000	165,757	(2,243)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	4,074	607,000	624,677	17,677
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,955	300,000	299,813	(187)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,682	253,000	257,943	4,943
Expiring 06/15/11	JPMorgan Chase	CNY	7,035	1,070,000	1,078,684	8,684
Expiring 06/15/11	Royal Bank of Scotland	CNY	10,726	1,606,000	1,644,520	38,520
Expiring 06/15/11	Royal Bank of Scotland	CNY	5,868	874,000	899,653	25,653
Expiring 06/15/11	Royal Bank of Scotland	CNY	5,868	874,000	899,653	25,653
Expiring 06/15/11	Royal Bank of Scotland	CNY	3,045	457,793	466,843	9,050
Expiring 09/14/11	Citigroup Global Markets	CNY	1,149	173,000	176,912	3,912
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	5,418	815,000	834,435	19,435
Expiring 09/14/11	Morgan Stanley	CNY	7,579	1,138,000	1,167,241	29,241
Expiring 09/14/11	Morgan Stanley	CNY	7,567	1,137,000	1,165,340	28,340
Expiring 09/14/11	Royal Bank of Scotland	CNY	716	108,000	110,276	2,276
Expiring 09/14/11	UBS Securities	CNY	1,717	259,000	264,458	5,458
Expiring 11/15/11	Barclays Capital Group	CNY	255	39,689	39,392	(297)
Expiring 11/15/11	Barclays Capital Group	CNY	146	22,724	22,554	(170)
Expiring 11/15/11	Citigroup Global Markets	CNY	1,534	236,112	236,954	842
Expiring 11/15/11	Citigroup Global Markets	CNY	877	135,011	135,492	481
Expiring 11/15/11	Deutsche Bank	CNY	2,384	360,000	368,262	8,262
Expiring 11/15/11	JPMorgan Chase	CNY	627	97,618	96,858	(760)
Expiring 11/15/11	JPMorgan Chase	CNY	358	55,737	55,303	(434)
Expiring 11/15/11	Morgan Stanley	CNY	325	50,519	50,211	(308)
Expiring 02/13/12	Barclays Capital Group	CNY	2,863	443,969	444,225	256
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	399,148	(700)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,728	423,067	423,245	178
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	327,668	(932)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,486	230,867	230,624	(243)
Expiring 02/13/12	Deutsche Bank	CNY	14,242	2,193,740	2,209,984	16,244
Expiring 02/13/12	Deutsche Bank	CNY	5,355	826,648	830,909	4,261
Expiring 02/13/12	Deutsche Bank	CNY	2,713	421,073	420,989	(84)
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,250	405,201	(49)
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	512,941	(1,059)
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,673	428,621	(52)
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	338,352	(251)
Expiring 02/01/13	Deutsche Bank	CNY	3,634	574,235	576,796	2,561
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	371,153	11,153
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	127,933	1,967

Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,328,422	17,174
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	591,050	9,232
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	247,207	8,207
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	175,552	5,552
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	124,020	4,020
Euro,
Expiring 04/19/11	BNP Paribas	EUR	1,300	1,835,464	1,841,707	6,243
Expiring 04/19/11	Citigroup Global Markets	EUR	277	374,648	392,425	17,777
Expiring 04/19/11	Hong Kong & Shanghai Bank	EUR	3,399	4,824,541	4,815,355	(9,186)
Expiring 04/19/11	Royal Bank of Canada	EUR	1,566	2,129,739	2,218,548	88,809
Expiring 04/19/11	Royal Bank of Scotland	EUR	1,123	1,539,391	1,590,951	51,560
Expiring 06/13/11	Societe Generale	EUR	2,624	3,705,967	3,713,179	7,212
Indian Rupee,
Expiring 05/09/11	Barclays Capital Group	INR	46,294	999,233	1,030,446	31,213
Expiring 08/12/11	Barclays Capital Group	INR	89,727	1,912,335	1,961,890	49,555
Expiring 08/12/11	Barclays Capital Group	INR	88,989	1,896,614	1,945,762	49,148
Expiring 08/12/11	Citigroup Global Markets	INR	131,649	2,810,728	2,878,524	67,796
Expiring 08/12/11	Citigroup Global Markets	INR	74,666	1,591,000	1,632,576	41,576
Indonesian Rupiah,
Expiring 04/15/11	Barclays Capital Group	IDR	2,672,100	300,000	306,135	6,135
Expiring 04/15/11	JPMorgan Chase	IDR	11,040,000	1,200,000	1,264,822	64,822
Expiring 07/27/11	Citigroup Global Markets	IDR	1,387,490	148,872	156,110	7,238
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	2,885,260	307,630	324,629	16,999
Expiring 07/27/11	JPMorgan Chase	IDR	13,024,570	1,418,953	1,465,433	46,480
Expiring 10/31/11	Citigroup Global Markets	IDR	2,784,000	300,000	307,940	7,940
Expiring 10/31/11	Citigroup Global Markets	IDR	2,217,200	241,000	245,246	4,246
Expiring 10/31/11	Goldman Sachs & Co.	IDR	2,220,000	240,000	245,556	5,556
Expiring 01/31/12	Citigroup Global Markets	IDR	11,040,000	1,216,797	1,201,110	(15,687)
Expiring 01/31/12	Citigroup Global Markets	IDR	2,672,100	294,511	290,714	(3,797)
Japanese Yen,
Expiring 04/06/11	JPMorgan Chase	JPY	93,904	1,131,000	1,128,958	(2,042)
Expiring 04/14/11	Morgan Stanley	JPY	7,787	94,225	93,624	(601)
Expiring 04/28/11	BNP Paribas	JPY	26,954	327,000	324,091	(2,909)
Expiring 04/28/11	BNP Paribas	JPY	26,944	327,000	323,974	(3,026)
Malaysian Ringgit,
Expiring 05/11/11	Citigroup Global Markets	MYR	437	142,000	143,853	1,853
Expiring 08/11/11	Barclays Capital Group	MYR	712	230,000	232,777	2,777
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,482	98,139	657
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,443	65,426	983
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,988	65,426	438
Expiring 08/11/11	Barclays Capital Group	MYR	200	64,761	65,426	665
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,512	163,565	1,053
Expiring 08/11/11	Citigroup Global Markets	MYR	400	129,715	130,852	1,137
Expiring 08/11/11	Citigroup Global Markets	MYR	380	122,815	124,309	1,494
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,276	98,139	863
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,286	98,139	853
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,507	98,139	632

Expiring 08/11/11	Citigroup Global Markets	MYR	200	64,851	65,426	575
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	472	153,210	154,243	1,033
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	425	138,250	139,182	932
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	98,139	784
Expiring 08/11/11	JPMorgan Chase	MYR	200	64,904	65,426	522
Mexican Peso,
Expiring 07/07/11	Deutsche Bank	MXN	918	75,000	76,507	1,507
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	38,001	3,052,992	3,166,165	113,173
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	11,195	911,000	932,762	21,762
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	7,661	619,000	638,274	19,274
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,807	480,000	483,788	3,788
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,989	330,000	332,329	2,329
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	484	40,000	40,306	306
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	121	10,000	10,091	91
Expiring 07/07/11	Morgan Stanley	MXN	1,330	110,000	110,799	799
Expiring 07/07/11	UBS Securities	MXN	14,425	1,165,000	1,201,857	36,857
New Taiwanese Dollar,
Expiring 04/06/11	Barclays Capital Group	TWD	42,083	1,428,074	1,431,236	3,162
Expiring 04/06/11	Deutsche Bank	TWD	49,000	1,647,059	1,666,502	19,443
Expiring 04/06/11	Deutsche Bank	TWD	34,228	1,154,595	1,164,102	9,507
Expiring 04/06/11	Hong Kong & Shanghai Bank	TWD	128,112	4,347,489	4,357,115	9,626
Expiring 04/06/11	Hong Kong & Shanghai Bank	TWD	21,555	750,000	733,091	(16,909)
Expiring 04/06/11	Hong Kong & Shanghai Bank	TWD	20,528	714,000	698,145	(15,855)
Expiring 04/06/11	JPMorgan Chase	TWD	44,884	1,552,000	1,526,511	(25,489)
Expiring 01/11/12	Barclays Capital Group	TWD	128,112	4,470,056	4,396,319	(73,737)
Expiring 01/11/12	Barclays Capital Group	TWD	42,083	1,468,336	1,444,115	(24,221)
Norwegian Krona,
Expiring 05/05/11	Barclays Capital Group	NOK	17,567	3,049,641	3,170,610	120,969
Expiring 05/05/11	Barclays Capital Group	NOK	15,876	2,821,562	2,865,407	43,845
Expiring 05/05/11	Barclays Capital Group	NOK	9,254	1,606,500	1,670,224	63,724
Expiring 05/05/11	Credit Suisse First Boston Corp.	NOK	4,012	717,125	724,113	6,988
Expiring 05/05/11	Royal Bank of Canada	NOK	1,734	305,715	312,964	7,249
Expiring 05/05/11	UBS Securities	NOK	3,914	697,172	706,425	9,253
Expiring 05/05/11	UBS Securities	NOK	598	106,517	107,931	1,414
Philippine Peso,
Expiring 06/15/11	Citigroup Global Markets	PHP	38,387	899,824	881,479	(18,345)
Expiring 06/15/11	Citigroup Global Markets	PHP	16,700	380,237	383,487	3,250
Expiring 06/15/11	Citigroup Global Markets	PHP	15,700	357,062	360,523	3,461
Expiring 06/15/11	Citigroup Global Markets	PHP	13,125	300,000	301,393	1,393
Expiring 06/15/11	Citigroup Global Markets	PHP	13,000	299,126	298,523	(603)
Expiring 06/15/11	Citigroup Global Markets	PHP	7,077	160,000	162,506	2,506
Expiring 06/15/11	Citigroup Global Markets	PHP	2,900	66,029	66,593	564
Expiring 06/15/11	Citigroup Global Markets	PHP	2,710	61,633	62,230	597
Expiring 06/15/11	Deutsche Bank	PHP	15,762	359,371	361,947	2,576
Expiring 06/15/11	Deutsche Bank	PHP	13,615	310,420	312,645	2,225

Expiring 06/15/11	Deutsche Bank	PHP	1,767	40,000	40,581	581
Expiring 06/15/11	Hong Kong & Shanghai Bank	PHP	11,841	270,528	271,908	1,380
Expiring 06/15/11	JPMorgan Chase	PHP	16,192	369,259	371,821	2,562
Expiring 06/15/11	JPMorgan Chase	PHP	2,791	63,649	64,090	441
Expiring 06/15/11	Morgan Stanley	PHP	32,267	733,000	740,948	7,948
Expiring 11/15/11	Barclays Capital Group	PHP	10,200	229,937	232,694	2,757
Expiring 11/15/11	Barclays Capital Group	PHP	4,400	98,988	100,378	1,390
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,506	98,097	591
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,087	98,096	1,009
Expiring 11/15/11	Barclays Capital Group	PHP	3,322	74,180	75,780	1,600
Expiring 11/15/11	Citigroup Global Markets	PHP	8,500	191,744	193,912	2,168
Singapore Dollar,
Expiring 06/09/11	Deutsche Bank	SGD	1,450	1,111,435	1,150,502	39,067
Expiring 06/09/11	Deutsche Bank	SGD	796	611,973	631,775	19,802
Expiring 06/09/11	Goldman Sachs & Co.	SGD	2,154	1,681,576	1,709,222	27,646
Expiring 06/09/11	Goldman Sachs & Co.	SGD	967	754,680	767,087	12,407
Expiring 09/09/11	JPMorgan Chase	SGD	471	368,083	374,183	6,100
Expiring 09/09/11	Royal Bank of Scotland	SGD	494	387,617	391,675	4,058
Expiring 09/09/11	Royal Bank of Scotland	SGD	200	157,084	158,729	1,645
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	1,199,625	1,050,000	1,090,930	40,930
Expiring 05/09/11	Barclays Capital Group	KRW	685,340	608,920	623,243	14,323
Expiring 05/09/11	Barclays Capital Group	KRW	513,260	456,029	466,755	10,726
Expiring 05/09/11	Barclays Capital Group	KRW	172,500	153,565	156,870	3,305
Expiring 05/09/11	Barclays Capital Group	KRW	51,300	45,669	46,652	983
Expiring 05/09/11	Barclays Capital Group	KRW	38,300	34,096	34,830	734
Expiring 05/09/11	Citigroup Global Markets	KRW	669,000	592,298	608,384	16,086
Expiring 05/09/11	Citigroup Global Markets	KRW	603,000	537,529	548,364	10,835
Expiring 05/09/11	Citigroup Global Markets	KRW	515,268	457,000	468,580	11,580
Expiring 05/09/11	Citigroup Global Markets	KRW	453,730	400,433	412,619	12,186
Expiring 05/09/11	Citigroup Global Markets	KRW	413,000	368,750	375,579	6,829
Expiring 05/09/11	Citigroup Global Markets	KRW	339,800	299,885	309,011	9,126
Expiring 05/09/11	Citigroup Global Markets	KRW	199,100	176,273	181,060	4,787
Expiring 05/09/11	Citigroup Global Markets	KRW	179,000	159,565	162,781	3,216
Expiring 05/09/11	Citigroup Global Markets	KRW	148,800	131,740	135,318	3,578
Expiring 05/09/11	Citigroup Global Markets	KRW	146,705	130,000	133,412	3,412
Expiring 05/09/11	Citigroup Global Markets	KRW	134,000	119,451	121,859	2,408
Expiring 05/09/11	Citigroup Global Markets	KRW	123,000	109,821	111,855	2,034
Expiring 05/09/11	Citigroup Global Markets	KRW	113,750	100,000	103,443	3,443
Expiring 05/09/11	Citigroup Global Markets	KRW	92,000	82,143	83,664	1,521
Expiring 05/09/11	Deutsche Bank	KRW	1,070,523	937,000	973,525	36,525
Expiring 05/09/11	Deutsche Bank	KRW	304,020	270,000	276,474	6,474
Expiring 05/09/11	Deutsche Bank	KRW	113,650	100,000	103,352	3,352
Expiring 05/09/11	Goldman Sachs & Co.	KRW	139,006	122,494	126,411	3,917
Expiring 05/09/11	Goldman Sachs & Co.	KRW	41,322	36,414	37,578	1,164
Expiring 05/09/11	Goldman Sachs & Co.	KRW	30,895	27,225	28,095	870
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	326,000	290,397	296,462	6,065
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	97,000	86,406	88,211	1,805

Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	73,000	65,028	66,386	1,358
Expiring 05/09/11	JPMorgan Chase	KRW	3,384,401	2,922,121	3,077,749	155,628
Expiring 05/09/11	JPMorgan Chase	KRW	2,358,119	2,036,021	2,144,457	108,436
Expiring 05/09/11	JPMorgan Chase	KRW	1,248,310	1,077,802	1,135,204	57,402
Expiring 05/09/11	JPMorgan Chase	KRW	751,600	662,768	683,500	20,732
Expiring 05/09/11	JPMorgan Chase	KRW	223,800	197,349	203,522	6,173
Expiring 05/09/11	JPMorgan Chase	KRW	167,200	147,438	152,050	4,612
Expiring 05/09/11	Morgan Stanley	KRW	227,274	200,000	206,681	6,681
Expiring 05/09/11	Royal Bank of Scotland	KRW	653,000	577,187	593,833	16,646
Expiring 05/09/11	Royal Bank of Scotland	KRW	194,000	171,477	176,422	4,945
Expiring 05/09/11	Royal Bank of Scotland	KRW	146,000	129,049	132,771	3,722
Expiring 08/12/11	Barclays Capital Group	KRW	1,889,775	1,665,000	1,708,482	43,482
Expiring 08/12/11	Morgan Stanley	KRW	4,313,692	3,836,951	3,899,864	62,913
Swiss Francs,
Expiring 06/15/11	Northland Securities, Inc.	CHF	324	358,312	352,940	(5,372)

				$166,081,021	$168,509,195	$2,428,174

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/05/11	Bank of America	AUD	564	$576,663	$582,497	$(5,834)
Expiring 04/05/11	Bank of America	AUD	564	576,382	582,497	(6,115)
Expiring 04/05/11	Barclays Capital Group	AUD	522	536,804	539,598	(2,794)
Expiring 04/05/11	Citigroup Global Markets	AUD	538	550,570	556,137	(5,567)
Expiring 04/05/11	Credit Suisse First Boston Corp.	AUD	1,179	1,206,836	1,218,746	(11,910)
Expiring 04/05/11	Hong Kong & Shanghai Bank	AUD	546	561,370	564,407	(3,037)
Expiring 04/05/11	Royal Bank of Canada	AUD	589	603,350	608,856	(5,506)
Expiring 04/06/11	Credit Suisse First Boston Corp.	AUD	940	968,914	971,569	(2,655)
Expiring 04/06/11	Hong Kong & Shanghai Bank	AUD	716	737,591	740,046	(2,455)
Expiring 04/29/11	BNP Paribas	AUD	4,501	4,651,289	4,638,984	12,305
Expiring 04/29/11	Credit Suisse First Boston Corp.	AUD	2,087	2,137,745	2,150,980	(13,235)
Expiring 04/29/11	Credit Suisse First Boston Corp.	AUD	496	505,285	511,206	(5,921)
Expiring 04/29/11	Deutsche Bank	AUD	8,692	8,497,430	8,958,465	(461,035)
Expiring 04/29/11	Deutsche Bank	AUD	3,697	3,614,243	3,810,337	(196,094)
Expiring 04/29/11	Deutsche Bank	AUD	692	676,509	713,214	(36,705)
Expiring 04/29/11	UBS Securities	AUD	523	532,639	539,033	(6,394)
Brazilian Real,
Expiring 06/02/11	Citigroup Global Markets	BRL	841	496,545	508,178	(11,633)
Expiring 06/02/11	Hong Kong & Shanghai Bank	BRL	732	430,000	442,153	(12,153)
Expiring 06/02/11	UBS Securities	BRL	323	190,000	195,381	(5,381)
British Pound,
Expiring 04/27/11	Barclays Capital Group	GBP	16,606	27,177,048	26,631,428	545,620
Expiring 06/13/11	Citigroup Global Markets	GBP	1,240	1,988,775	1,987,154	1,621
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	1,239	1,987,802	1,985,551	2,251
Expiring 06/17/11	JPMorgan Chase	GBP	19,952	31,977,470	31,972,002	5,468
Canadian Dollar,
Expiring 04/29/11	Morgan Stanley	CAD	85	86,953	87,618	(665)
Expiring 05/02/11	Deutsche Bank	CAD	93	95,188	95,858	(670)
Expiring 05/02/11	Goldman Sachs & Co.	CAD	93	95,151	95,858	(707)
Expiring 05/02/11	Goldman Sachs & Co.	CAD	93	95,142	95,858	(716)
Expiring 05/02/11	Hong Kong & Shanghai Bank	CAD	37	37,813	38,137	(324)

Expiring 05/02/11	Royal Bank of Canada	CAD	56	57,199	57,721	(522)
Expiring 05/02/11	Royal Bank of Canada	CAD	56	57,199	57,721	(522)
Expiring 05/02/11	Royal Bank of Canada	CAD	37	37,786	38,137	(351)
Expiring 06/16/11	State Street Bank	CAD	1,961	1,995,665	2,019,114	(23,449)
Expiring 06/20/11	Barclays Capital Group	CAD	2,802	2,867,385	2,884,737	(17,352)
Expiring 06/20/11	Barclays Capital Group	CAD	1,029	1,057,701	1,059,384	(1,683)
Expiring 06/20/11	BNP Paribas	CAD	19,187	19,631,798	19,753,548	(121,750)
Expiring 06/20/11	BNP Paribas	CAD	6,226	6,370,333	6,409,840	(39,507)
Chinese Yuan,
Expiring 04/07/11	Citigroup Global Markets	CNY	7,911	1,208,126	1,208,578	(452)
Expiring 04/07/11	Citigroup Global Markets	CNY	3,520	536,995	537,729	(734)
Expiring 04/07/11	Deutsche Bank	CNY	3,634	552,163	555,195	(3,032)
Expiring 06/15/11	Deutsche Bank	CNY	43,286	6,600,000	6,636,868	(36,868)
Danish Krone,
Expiring 05/05/11	Deutsche Bank	DKK	131	24,227	24,885	(658)
Euro,
Expiring 04/06/11	Royal Bank of Canada	EUR	911	1,286,347	1,290,920	(4,573)
Expiring 04/06/11	UBS Securities	EUR	908	1,282,105	1,286,669	(4,564)
Expiring 04/19/11	Barclays Capital Group	EUR	10	13,801	14,167	(366)
Expiring 04/19/11	BNP Paribas	EUR	4,788	6,797,237	6,783,148	14,089
Expiring 04/19/11	BNP Paribas	EUR	3,777	5,115,380	5,350,866	(235,486)
Expiring 04/19/11	Citigroup Global Markets	EUR	2,209	3,001,488	3,129,485	(127,997)
Expiring 04/19/11	Citigroup Global Markets	EUR	997	1,369,977	1,412,447	(42,470)
Expiring 04/19/11	Citigroup Global Markets	EUR	19	26,563	26,917	(354)
Expiring 04/19/11	Citigroup Global Markets	EUR	10	13,588	14,167	(579)
Expiring 04/19/11	Deutsche Bank	EUR	973	1,352,519	1,378,447	(25,928)
Expiring 04/19/11	Deutsche Bank	EUR	523	721,086	740,933	(19,847)
Expiring 04/19/11	Deutsche Bank	EUR	390	537,713	552,512	(14,799)
Expiring 04/19/11	JPMorgan Chase	EUR	2,073	2,815,321	2,936,814	(121,493)
Expiring 04/19/11	JPMorgan Chase	EUR	1,740	2,357,148	2,465,054	(107,906)
Expiring 04/19/11	Morgan Stanley	EUR	56,347	75,769,811	79,826,653	(4,056,842)
Expiring 04/19/11	Morgan Stanley	EUR	1,609	2,274,160	2,279,466	(5,306)
Expiring 04/19/11	Morgan Stanley	EUR	629	889,029	891,103	(2,074)
Expiring 04/19/11	Morgan Stanley	EUR	8	11,124	11,334	(210)
Expiring 04/19/11	Royal Bank of Canada	EUR	3,800	5,247,028	5,383,450	(136,422)
Expiring 04/19/11	Royal Bank of Canada	EUR	2,600	3,553,212	3,683,413	(130,201)
Expiring 04/19/11	Royal Bank of Canada	EUR	613	868,591	868,436	155
Expiring 04/19/11	Royal Bank of Canada	EUR	179	244,232	253,589	(9,357)
Expiring 04/19/11	Royal Bank of Canada	EUR	98	134,131	138,836	(4,705)
Expiring 04/19/11	Royal Bank of Canada	EUR	35	48,612	49,585	(973)
Expiring 04/19/11	UBS Securities	EUR	8,451	11,392,590	11,972,510	(579,920)
Expiring 04/19/11	UBS Securities	EUR	4,993	6,730,944	7,073,571	(342,627)
Expiring 06/13/11	Deutsche Bank	EUR	25,099	34,611,772	35,517,185	(905,413)
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	13,413,540	1,526,000	1,509,197	16,803
Expiring 04/15/11	Citigroup Global Markets	IDR	11,040,000	1,266,055	1,264,822	1,233
Expiring 04/15/11	Citigroup Global Markets	IDR	2,672,100	306,433	306,135	298
Japanese Yen,
Expiring 04/14/11	Barclays Capital Group	JPY	89,777	1,099,427	1,079,395	20,032
Expiring 04/14/11	Barclays Capital Group	JPY	31,182	385,205	374,903	10,302
Expiring 04/14/11	BNP Paribas	JPY	6,360	76,680	76,467	213
Expiring 04/14/11	Deutsche Bank	JPY	32,185	407,394	386,962	20,432
Expiring 04/14/11	Royal Bank of Canada	JPY	474,074	5,732,108	5,699,823	32,285
Expiring 04/14/11	Royal Bank of Canada	JPY	450,498	5,409,757	5,416,367	(6,610)
Expiring 04/14/11	Royal Bank of Canada	JPY	205,146	2,480,455	2,466,484	13,971
Expiring 04/14/11	Royal Bank of Canada	JPY	95,456	1,146,273	1,147,674	(1,401)
Expiring 04/14/11	Royal Bank of Canada	JPY	56,406	696,865	678,173	18,692
Expiring 04/14/11	Royal Bank of Canada	JPY	29,744	362,187	357,614	4,573
Expiring 06/14/11	Bank of New York Mellon	JPY	2,051,484	24,734,257	24,675,232	59,025

Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	3	1,060	1,073	(13)
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	3,501	290,000	291,709	(1,709)
Expiring 07/07/11	Citigroup Global Markets	MXN	2,515	208,000	209,555	(1,555)
Expiring 07/07/11	Citigroup Global Markets	MXN	2,359	195,000	196,506	(1,506)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	5,340	444,000	444,877	(877)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,471	370,000	372,541	(2,541)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,989	330,000	332,390	(2,390)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,980	330,000	331,606	(1,606)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	3,814	317,000	317,732	(732)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,514	208,000	209,477	(1,477)
Expiring 07/07/11	Morgan Stanley	MXN	3,990	330,000	332,467	(2,467)
Expiring 07/07/11	Morgan Stanley	MXN	3,987	330,000	332,151	(2,151)
Expiring 07/07/11	Morgan Stanley	MXN	2,213	184,000	184,417	(417)
New Taiwanese Dollar,
Expiring 04/06/11	Barclays Capital Group	TWD	128,112	4,350,885	4,357,114	(6,229)
Expiring 04/06/11	Barclays Capital Group	TWD	42,083	1,429,190	1,431,236	(2,046)
Expiring 04/06/11	Barclays Capital Group	TWD	42,083	1,428,074	1,431,236	(3,162)
Expiring 04/06/11	Deutsche Bank	TWD	83,228	2,824,350	2,830,604	(6,254)
Expiring 04/06/11	JPMorgan Chase	TWD	44,884	1,523,138	1,526,510	(3,372)
New Zealand Dollar,
Expiring 04/29/11	Barclays Capital Group	NZD	2,629	1,938,690	2,002,177	(63,487)
Expiring 04/29/11	UBS Securities	NZD	2,854	2,148,634	2,173,531	(24,897)
Norwegian Krona,
Expiring 04/06/11	Royal Bank of Canada	NOK	3,014	539,142	544,833	(5,691)
Swedish Krona,
Expiring 05/05/11	Deutsche Bank	SEK	201	31,113	31,789	(676)
Swiss Francs,
Expiring 06/15/11	Gardner Rich & Co.	CHF	2,081	2,206,389	2,266,877	(60,488)
Expiring 06/15/11	Northern Trust Bank FSB	CHF	1,978	2,131,052	2,154,677	(23,625)
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	842,897	754,000	766,524	(12,524)
Expiring 05/09/11	Barclays Capital Group	KRW	761,139	690,000	692,174	(2,174)
Expiring 05/09/11	Citigroup Global Markets	KRW	744,863	675,000	677,372	(2,372)
Expiring 05/09/11	JPMorgan Chase	KRW	922,258	835,000	838,694	(3,694)
Expiring 05/09/11	JPMorgan Chase	KRW	921,840	835,000	838,315	(3,315)
Expiring 05/09/11	JPMorgan Chase	KRW	615,067	557,000	559,338	(2,338)
Expiring 05/09/11	JPMorgan Chase	KRW	585,385	530,000	532,345	(2,345)
Expiring 05/09/11	Royal Bank of Canada	KRW	842,897	754,000	766,524	(12,524)

				$376,400,406	$383,814,501	$(7,414,095)

Interest rate swap agreements outstanding at March 31, 2011:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(2)	06/15/21		$3,200	3.50%	3 month LIBOR	$43,115	$117,335	$(74,220)
BNP Paribas(2)	06/15/21		29,600	3.50%	3 month LIBOR	398,815	294,611	104,204
Citigroup, Inc. (2)	06/15/41		5,200	4.25%	3 month LIBOR	72,362	50,312	22,050
Credit Suisse International(2)	06/15/21		10,300	3.50%	3 month LIBOR	138,776	141,654	(2,878)
HSBC Bank USA, N.A.(2)	06/15/21		17,200	3.50%	3 month LIBOR	231,744	318,025	(86,281)
Barclays Bank PLC(1)	12/15/17	AUD	1,800	5.50%	6 month Australian Bank Bill rate	(33,858)	(8,377)	(25,481)
Deutsche Bank AG(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	(22,573)	(4,989)	(17,584)
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(20,954)	(6,310)	(14,644)
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	12,320	3,329	8,991
Barclays Bank PLC(1)	01/02/13	BRL	2,200	11.91%	Brazilian interbank lending rate	5,722	7,622	(1,900)
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	(718)	307	(1,025)
Credit Suisse International(1)	01/02/12	BRL	6,800	11.76%	Brazilian interbank lending rate	66,434	66,742	(308)
Credit Suisse International(1)	01/02/13	BRL	3,600	12.48%	Brazilian interbank lending rate	23,934	(513)	24,447
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	2,900	11.67%	Brazilian interbank lending rate	51,533	10,657	40,876
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,300	11.93%	Brazilian interbank lending rate	4,548	(2,323)	6,871
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	10,505	1,098	9,407
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	14,300	11.96%	Brazilian interbank lending rate	(13,592)	(7,714)	(5,878)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	37,619	1,396	36,223
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,600	11.14%	Brazilian interbank lending rate	16,954	2,674	14,280
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	11.36%	Brazilian interbank lending rate	20,378	2,679	17,699
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	24,878	4,221	20,657
HSBC Bank USA, N.A.(1)	01/02/12	BRL	25,000	11.53%	Brazilian interbank lending rate	(13,239)	11,068	(24,307)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	8,900	11.89%	Brazilian interbank lending rate	29,217	33,505	(4,288)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	4,596	1,215	3,381
HSBC Bank USA, N.A.(1)	01/02/14	BRL	1,000	11.94%	Brazilian interbank lending rate	(5,019)	2,361	(7,380)
HSBC Bank USA, N.A.(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	12,275	10,055	2,220
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	12,540	135	12,405
Merrill Lynch & Co.(1)	01/02/12	BRL	17,300	11.33%	Brazilian interbank lending rate	(26,145)	—	(26,145)
Merrill Lynch & Co.(1)	01/02/14	BRL	9,900	11.86%	Brazilian interbank lending rate	(61,883)	5,996	(67,879)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,700	11.67%	Brazilian interbank lending rate	30,209	4,744	25,465
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	300	11.63%	Brazilian interbank lending rate	1,309	(212)	1,521
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	5,800	11.29%	Brazilian interbank lending rate	(10,332)	(2,302)	(8,030)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	4,000	11.98%	Brazilian interbank lending rate	16,998	24,448	(7,450)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	5,100	—	5,100
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,400	12.59%	Brazilian interbank lending rate	11,159	1,308	9,851
Royal Bank of Scotland PLC(1)	01/02/12	BRL	6,300	11.25%	Brazilian interbank lending rate	(13,690)	—	(13,690)
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	(33,543)	(4,142)	(29,401)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	7,092	—	7,092
UBS AG(1)	01/02/13	BRL	4,800	12.51%	Brazilian interbank lending rate	(1,530)	(4,585)	3,055
UBS AG(1)	01/02/13	BRL	2,100	12.07%	Brazilian interbank lending rate	12,083	(4,612)	16,695
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	40,219	—	40,219
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,822	—	3,822
Credit Suisse International(1)	06/15/21	JPY	720,000	1.50%	6 month LIBOR	135,674	136,544	(870)
HSBC Bank USA, N.A.(1)	07/27/20	MXN	11,000	6.96%	28 day Mexican interbank rate	(53,042)	(49,434)	(3,608)
Morgan Stanley Capital Services, Inc.(1)	12/08/15	MXN	33,100	6.59%	28 day Mexican interbank rate	(47,939)	(37,983)	(9,956)

						$1,123,873	$1,120,545	$3,328

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
		Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Bank of America N.A.	12/20/15	$2,200	1.00%	Dow Jones CDX MCDX 15 5Y	$(43,794)	$(89,758)	$45,964
Bank of America N.A.	12/20/19	12,700	1.00%	Dow Jones CDX NA IG 13 10Y	(116,049)	(151,544)	35,495
Barclays Bank PLC	06/20/16	600	5.00%	Dow Jones CDX EM15 Index	84,187	80,496	3,691
Barclays Bank PLC	12/20/15	1,600	5.00%	Dow Jones CDX NA HY 15 5Y	55,522	55,206	316
Citigroup, Inc.	12/20/15	900	5.00%	Dow Jones CDX EM14 Index	118,439	113,881	4,558
Citigroup, Inc.	12/20/20	1,000	1.00%	Dow Jones CDX MCDX 15 10Y	(49,728)	(54,602)	4,874
Citigroup, Inc.	12/20/15	1,200	1.00%	Dow Jones CDX MCDX 15 5Y	(23,887)	(32,191)	8,304
Deutsche Bank AG	12/20/15	400	5.00%	Dow Jones CDX EM14 Index	52,639	54,144	(1,505)
Deutsche Bank AG	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y	(15,925)	(18,791)	2,866
Deutsche Bank AG	12/20/15	1,400	5.00%	Dow Jones CDX NA HY 15 5Y	48,582	50,628	(2,046)
Goldman Sachs Capital Markets, L.P.	12/20/15	1,100	1.00%	Dow Jones CDX MCDX 15 5Y	(21,897)	(29,200)	7,303
Goldman Sachs Capital Markets, L.P.	06/20/16	5,500	1.00%	Dow Jones CDX NA IG 16 5Y	12,468	10,652	1,816
Morgan Stanley Capital Services, Inc.	12/20/15	2,200	5.00%	Dow Jones CDX EM14 Index	289,516	280,761	8,755
Morgan Stanley Capital Services, Inc.	12/20/15	500	1.00%	Dow Jones CDX MCDX 15 5Y	(9,940)	(10,199)	259
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(26,542)	—	(26,542)

					$353,591	$259,483	$94,108

		Notional			Implied Credit Spread at		Upfront	Unrealized
	Termination	Amount#		Reference	March 31,	Fair	Premiums	Appreciation
Counterparty	Date	(000) (3)	Fixed Rate	Entity/Obligation	2011(4)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Bank of America N.A.	12/20/12	$500	5.00%	Ally Financial, Inc., 6.75%, due 12/01/14	1.814%	$29,734	$7,071	$22,663
Bank of America N.A.	03/20/16	4,900	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(109,617)	(192,173)	82,556
Bank of America N.A.	03/20/16	1,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(29,083)	(51,605)	22,522
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	844	(3,578)	4,422
Barclays Bank PLC	12/20/15	2,200	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(43,949)	(39,989)	(3,960)
Barclays Bank PLC	03/20/12	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	0.282%	4,294	(159)	4,453
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	0.854%	181,715	—	181,715
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	0.759%	956,330	—	956,330
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	0.461%	9,434	—	9,434
Citigroup, Inc.	06/20/15	2,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.627%	(30,107)	(39,490)	9,383
Citigroup, Inc.	03/20/16	1,700	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.684%	26,569	17,452	9,117
Citigroup, Inc.	12/20/20	800	2.95%	State of California, 5.25%, due 02/01/18	2.121%	49,812	—	49,812
Citigroup, Inc.	03/20/21	1,000	2.76%	State of California, 5.25%, due 02/01/18	2.136%	49,157	—	49,157
Citigroup, Inc.	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	16,014	4,383	11,631
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	9,152	2,629	6,523
Credit Suisse International	12/20/15	1,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.520%	40,477	38,523	1,954
Deutsche Bank AG	06/20/20	600	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.500%	(21,791)	(18,101)	(3,690)
Deutsche Bank AG	12/20/15	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(59,931)	(72,157)	12,226
Deutsche Bank AG	12/20/15	1,600	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(31,962)	(31,443)	(519)
Deutsche Bank AG	12/20/15	200	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(3,996)	(3,644)	(352)
Deutsche Bank AG	09/20/12	100	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.793%	338	(851)	1,189
Deutsche Bank AG	09/20/12	2,500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.793%	8,444	(21,256)	29,700
Deutsche Bank AG	12/20/15	2,000	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.955%	7,820	17,889	(10,069)
Deutsche Bank AG	03/20/16	100	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.978%	238	(284)	522
Deutsche Bank AG	03/20/16	100	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.978%	238	(260)	498
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	0.865%	562,193	—	562,193
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	0.876%	238,781	—	238,781
Deutsche Bank AG	03/20/21	1,200	2.82%	State of Illinois, 5.00%, due 06/01/29	2.415%	35,806	—	35,806
Deutsche Bank AG	06/20/15	1,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	22,877	3,835	19,042
Deutsche Bank AG	06/20/15	1,300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	29,742	9,650	20,092
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	11,438	3,103	8,335
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	11,438	3,509	7,929
Deutsche Bank AG	12/20/15	2,200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.520%	49,473	43,680	5,793
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	0.759%	149,893	—	149,893
Goldman Sachs Capital Markets, L.P.	09/20/15	8,200	1.00%	Australian Government, 6.50%, due 05/15/13	0.447%	195,524	158,088	37,436
Goldman Sachs Capital Markets, L.P.	09/20/11	200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.109%	856	(4,095)	4,951
Goldman Sachs Capital Markets, L.P.	12/20/15	2,100	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(41,952)	(47,117)	5,165
Goldman Sachs Capital Markets, L.P.	12/20/15	1,400	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.929%	4,938	28,224	(23,286)
HSBC Bank USA, N.A.	06/20/16	100	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.997%	33	(6)	39
HSBC Bank USA, N.A.	09/20/15	2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.356%	(23,630)	(55,905)	32,275
Morgan Stanley Capital Services, Inc.	12/20/15	600	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.717%	7,411	(12,670)	20,081
Morgan Stanley Capital Services, Inc.	03/20/21	1,100	1.40%	Commonwealth of Pennsylvania, 5.00%, due 01/01/18	1.160%	24,302	—	24,302
Morgan Stanley Capital Services, Inc.	03/20/16	200	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	388	(1,387)	1,775
Morgan Stanley Capital Services, Inc.	09/20/12	2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.793%	7,241	(8,931)	16,172
Morgan Stanley Capital Services, Inc.	09/20/15	1,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.356%	(11,814)	(27,952)	16,138
Morgan Stanley Capital Services, Inc.	03/20/21	1,200	2.15%	State of California, 5.25%, due 02/01/18	2.136%	6,812	—	6,812
Morgan Stanley Capital Services, Inc.	06/20/15	900	2.87%	State of Illinois, 5.00%, due 06/01/29	2.415%	29,919	—	29,919
Morgan Stanley Capital Services, Inc.	06/20/15	4,500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	102,949	17,259	85,690
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	815	(8,050)	8,865
UBS AG	06/20/15	1,900	1.00%	Australian Government, 6.50%, due 05/15/13	0.415%	46,269	30,197	16,072
UBS AG	12/20/15	500	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(9,988)	(9,330)	(658)
UBS AG	03/20/16	2,200	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	4,156	(10,040)	14,196
UBS AG	12/20/15	3,500	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.658%	56,969	70,016	(13,047)

						$2,573,013	$(204,965)	$2,777,978

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional					Upfront	Unrealized
	Termination	Amount#			Reference	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)		Fixed Rate	Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Bank of America N.A.	12/20/12		$1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	$(5,285)	$—	$(5,285)
Bank of America N.A.	06/20/16		1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	1,798	—	1,798
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	11,141	—	11,141
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(2,717)	—	(2,717)
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	6,906	—	6,906
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(596)	—	(596)
Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	(885)	—	(885)
Barclays Bank PLC	06/20/13		774	1.55%	Dow Jones CDX NA IG 10 5Y	(15,665)	(5,614)	(10,051)
Barclays Bank PLC	12/20/17		194	0.80%	Dow Jones CDX NA IG 9 10Y	5,480	1,618	3,862
Barclays Bank PLC	06/20/13		100	1.00%	Embarq Corp., 7.08%, due 06/01/16	(1,675)	(1,073)	(602)
Barclays Bank PLC	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(25,139)	—	(25,139)
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(10,026)	—	(10,026)
BNP Paribas	06/20/11		100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(904)	—	(904)
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(404)	—	(404)
Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	(15,327)	—	(15,327)
Citigroup, Inc.	09/20/17		900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	35,879	65,089	(29,210)
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	37,418	—	37,418
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	8,495	—	8,495
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	181	—	181
Deutsche Bank AG	06/20/16		1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	8,715	—	8,715
Deutsche Bank AG	06/20/18		678	1.50%	Dow Jones CDX NA IG 10 10Y	(8,989)	(8,298)	(691)
Deutsche Bank AG	06/20/13		5,905	1.55%	Dow Jones CDX NA IG 10 5Y	(119,447)	(8,149)	(111,298)
Deutsche Bank AG	06/20/14		2,083	1.00%	Dow Jones CDX NA IG 12 5Y	(29,179)	43,952	(73,131)
Deutsche Bank AG	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	683	—	683
Deutsche Bank AG	06/20/17		300	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	18,420	15,675	2,745
Deutsche Bank AG	12/20/14		660	1.00%	Jones Apparel Group, 5.125%, due 11/15/14	22,508	15,580	6,928
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(165)	—	(165)
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(165)	—	(165)
Deutsche Bank AG	03/20/15		800	5.00%	New York Times Co., 5.00%, due 03/15/15	(99,607)	(53,529)	(46,078)
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	(88)	—	(88)
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	(12,194)	—	(12,194)
Goldman Sachs Capital Markets, L.P.	06/20/17		1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	16,753	—	16,753
Goldman Sachs Capital Markets, L.P.	06/20/18		2,807	1.50%	Dow Jones CDX NA IG 10 10Y	(37,345)	(29,519)	(7,826)
Goldman Sachs Capital Markets, L.P.	06/20/13		678	1.55%	Dow Jones CDX NA IG 10 5Y	(13,707)	(3,295)	(10,412)
Goldman Sachs Capital Markets, L.P.	03/20/13		1,300	1.00%	Hanson Ltd., 7.875%, due 09/27/10	(10,525)	(1,172)	(9,353)
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(39,248)	—	(39,248)
Merrill Lynch & Co.	12/20/17		1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	353,661	—	353,661
Merrill Lynch & Co.	03/20/12		100	0.23%	CSX Corp., 6.30%, due 03/15/12	(68)	—	(68)
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	271	—	271
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	59,125	728	58,397
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	77,637	1,561	76,076
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	32,162	1,543	30,619
Morgan Stanley Capital Services, Inc.	03/20/13		1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(2,892)	—	(2,892)
Morgan Stanley Capital Services, Inc.	12/20/15		5,100	1.00%	Dow Jones CDX NA IG 15 5Y	(38,297)	(44,487)	6,190
Morgan Stanley Capital Services, Inc.	12/20/17		1,646	0.80%	Dow Jones CDX NA IG 9 10Y	46,617	26,337	20,280
Morgan Stanley Capital Services, Inc.	09/20/14		1,400	5.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	(194,533)	(100,730)	(93,803)
Morgan Stanley Capital Services, Inc.	06/20/18		3,582	1.50%	Dow Jones CDX NA IG 10 10Y	(47,515)	(26,448)	(21,067)
Morgan Stanley Capital Services, Inc.	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	1,573	—	1,573
Royal Bank of Scotland PLC	12/20/17		2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	378,379	—	378,379
UBS AG	06/20/15		8,900	1.00%	Dow Jones CDX NA IG 14 5Y	(97,875)	(71,772)	(26,103)
UBS AG	03/20/17	EUR	800	1.00%	Royal Bank of Scotland PLC, 6.00%, due 05/10/13	164,086	82,851	81,235

						$457,426	$(99,152)	$556,578

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at March 31, 2011:

		Notional			Upfront	Unrealized
	Termination	Amount#		Fair	Premiums	Appreciation
Counterparty	Date	(000)	Description	Value	Paid (Received)	(Depreciation)
Bank of America N.A.	04/29/11	$9,546	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -13bps.	$(745,127)	$—	$(745,127)
Bank of America N.A.	08/31/11	382	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -6bps.	(29,820)	—	(29,820)
Barclays Bank PLC	04/27/11	22,910	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	413,861	—	413,861
Barclays Bank PLC	04/27/11	32,580	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	581,379	—	581,379
Citigroup, Inc.	04/27/11	27,340	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	493,392	—	493,392
Credit Suisse International	08/31/11	3,496	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	(243,144)	—	(243,144)
Credit Suisse International	01/31/12	9,841	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	(772,072)	—	(772,072)
Deutsche Bank AG	06/24/11	400	Pay 0.158 strike and receive variance based C N1	19,177	—	19,177
Deutsche Bank AG	04/14/11	200	Pay 0.17223 strike and receive variance based CLK1.	(7,306)	—	(7,306)
Deutsche Bank AG	04/27/11	167	Pay fixed payments on the Dow-Jones-UBS Commodity Total Return Index and receive variable payments based on the U.S. Treasury Bill.	(5,890)	—	(5,890)
Deutsche Bank AG	04/27/11	211	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	7,553	—	7,553
Deutsche Bank AG	04/27/11	2,610	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	58,036	—	58,036
Morgan Stanley Capital Services, Inc.	11/17/11	25	FWD CLZ1 108	72	—	72
Morgan Stanley Capital Services, Inc.	11/15/12	25	FWD CLZ2 104.75	48	—	48
Morgan Stanley Capital Services, Inc.	11/14/11	25	FWD COZ1 115.2	55	—	55
Morgan Stanley Capital Services, Inc.	11/14/12	25	FWD COZ2 110.95	(12)	—	(12)
Morgan Stanley Capital Services, Inc.	04/27/11	8,850	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	159,749	15,867	143,882
Morgan Stanley Capital Services, Inc.	04/27/11	27,990	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	505,198	—	505,198

				$435,149	$15,867	$419,282

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,088,932,702	$—	$1,904,965
Preferred Stocks	6,036,966	—	—
Asset-Backed Securities	—	16,306,251	19,194,519
Bank Loans	—	5,941,549	—
Commerical Mortgage-Backed Securities	—	19,933,549	495,000
Certificates of Deposit	—	6,885,752	—
Convertible Bonds	—	1,500,000	—
Corporate Obligations	—	500,136,422	655,684
Foreign Government Bonds	—	80,619,976	—
Municipal Bonds	—	20,988,257	—
Residential Mortgage-Backed Securities	—	72,781,244	—
U.S. Government Agency Obligations	—	9,279,757	—
U.S. Government Mortgage-Backed Obligations	—	190,083,233	—
U.S. Treasury Obligations	—	438,166,238	—
Commercial Paper	—	2,187,908	—
Repurchase Agreement	—	113,700,000	—
Exchange Traded Funds	397,399,323	—	—
Affiliated Money Market Mutual Fund	518,270,696	—	—
Purchased Options	—	68,267	—
Written Options	(301,354)	(1,988,814)	(976,322)
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(30,227,655)	—
Other Financial Instuments*
Futures	1,322,206	—	—
Foreign Forward Currency Contracts	—	(4,985,921)	—
Interest Rate Swaps	—	3,328	—
Credit Default Swaps	—	3,428,664	—
Total Return Swaps	—	(241,669)	660,951

Total	$3,011,660,539	$1,444,566,336	$21,934,797

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Credit contracts	$3,413,727
Equity contracts	3,730,539
Foreign exchange contracts	(5,095,793)
Interest rate contracts	(5,080,963)
Commodity contracts	21,826

Total	$(3,010,664)

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	5,107,763	$47,195,733
AST Federated Aggressive Growth Portfolio	698,979	6,647,288
AST Goldman Sachs Concentrated Growth Portfolio	1,563,805	44,333,874
AST Goldman Sachs Mid-Cap Growth Portfolio*	995,681	5,735,122
AST Goldman Sachs Small-Cap Value Portfolio	304,698	3,415,669
AST International Growth Portfolio	3,748,027	43,776,952
AST International Value Portfolio	2,632,641	43,070,006
AST Jennison Large-Cap Growth Portfolio*	2,819,503	35,553,937
AST Jennison Large-Cap Value Portfolio	2,478,403	31,525,289
AST Large-Cap Value Portfolio	5,580,064	77,116,483
AST Marsico Capital Growth Portfolio	2,214,961	45,140,911
AST MFS Growth Portfolio	2,666,121	26,794,516
AST Mid-Cap Value Portfolio	384,975	4,966,184
AST Money Market Portfolio	27,252	27,252
AST Neuberger Berman Mid-Cap Growth Portfolio*	256,331	5,834,083
AST Parametric Emerging Markets Equity Portfolio	949,077	9,443,314
AST Small-Cap Growth Portfolio	308,881	6,801,565
AST Small-Cap Value Portfolio	706,665	10,260,775
AST T. Rowe Price Large-Cap Growth Portfolio*	2,039,189	26,794,949
AST T. Rowe Price Natural Resources Portfolio	400,114	9,942,838

TOTAL LONG-TERM INVESTMENTS (cost $408,371,697)		484,376,740

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,316,073)	2,316,073	2,316,073

TOTAL INVESTMENTS — 99.9% (cost $410,687,770)(w)		486,692,813

Other assets in excess of liabilities — 0.1%		288,851

NET ASSETS — 100.0%		$486,981,664

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$486,692,813	$—	$—

Total	$486,692,813	$—	$—

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS

Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	106,700	$1,341,219

Aerospace & Defense — 2.4%
Northrop Grumman Corp.(a)	68,400	4,289,364
Raytheon Co.	38,400	1,953,408

		6,242,772

Agriculture — 1.9%
Archer-Daniels-Midland Co.	58,600	2,110,186
Bunge Ltd. (Bermuda)	37,100	2,683,443

		4,793,629

Airlines — 0.7%
Delta Air Lines, Inc.*	177,700	1,741,460

Automobile Manufacturers — 0.7%
Ford Motor Co.*(a)	85,800	1,279,278
General Motors Co.*(a)	18,500	574,055

		1,853,333

Automotive Parts & Equipment — 1.3%
Lear Corp.	39,200	1,915,704
TRW Automotive Holdings Corp.*	26,300	1,448,604

		3,364,308

Banks — 2.9%
Capital One Financial Corp.	17,200	893,712
Citigroup, Inc.*	1,076,800	4,759,456
Comerica, Inc.	15,300	561,816
Deutsche Bank AG (Germany)(a)	20,200	1,193,214

		7,408,198

Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)*	105,000	2,129,400

Biotechnology — 1.7%
Amgen, Inc.*	32,700	1,747,815
Gilead Sciences, Inc.*	61,200	2,597,328

		4,345,143

Chemicals — 2.3%
Dow Chemical Co. (The)	92,900	3,506,975
E.I. du Pont de Nemours & Co.	15,500	852,035
LyondellBasell Industries NV (Class A Stock) (Netherlands)*	35,800	1,415,890

		5,774,900

Commercial Services — 0.3%
Moody’s Corp.	19,300	654,463

Computer Hardware — 2.5%
Dell, Inc.*	263,900	3,829,189
Hewlett-Packard Co.	60,400	2,474,588

		6,303,777

Conglomerates — 1.3%
Altria Group, Inc.	131,200	3,415,136

Consumer Products & Services — 2.4%
Procter & Gamble Co. (The)	99,600	6,135,360

Diversified Manufacturing — 2.4%
Eaton Corp.	21,100	1,169,784
Ingersoll-Rand PLC (Ireland)(a)	65,200	3,149,812
Parker Hannifin Corp.	11,600	1,098,288
SPX Corp.	7,700	611,303

		6,029,187

Electric — 3.8%
Ameren Corp.	26,800	752,276
American Electric Power Co., Inc.	28,600	1,005,004
CMS Energy Corp.(a)	65,000	1,276,600
Constellation Energy Group, Inc.	20,100	625,713
DTE Energy Co.	46,000	2,252,160
Edison International	63,400	2,319,806
NV Energy, Inc.	92,000	1,369,880

		9,601,439

Electronic Components & Equipment — 3.3%
General Electric Co.	363,800	7,294,190
TE Connectivity Ltd. (Switzerland)	34,000	1,183,880

		8,478,070

Electronics — 0.5%
Garmin Ltd. (Switzerland)(a)	34,200	1,158,012

Engineering & Construction — 0.6%
McDermott International, Inc.*	58,000	1,472,620

Entertainment & Leisure — 0.3%
Royal Caribbean Cruises Ltd. (Liberia)*	17,400	717,924

Financial — Bank & Trust — 5.3%
Bank of America Corp.	290,800	3,876,364
BB&T Corp.	73,300	2,012,085
Wells Fargo & Co.	242,300	7,680,910

		13,569,359

Financial Services — 5.1%
Goldman Sachs Group, Inc. (The)	13,100	2,075,957
JPMorgan Chase & Co.	190,100	8,763,610
Morgan Stanley	83,600	2,283,952

		13,123,519

Food — 2.3%
ConAgra Foods, Inc.	43,700	1,037,875
Kroger Co. (The)	128,200	3,072,954
Safeway, Inc.(a)	14,200	334,268
Smithfield Foods, Inc.*	56,000	1,347,360

		5,792,457

Gas — 2.4%
Atmos Energy Corp.	39,100	1,333,310
CenterPoint Energy, Inc.	66,400	1,165,984
NiSource, Inc.	66,700	1,279,306
Southern Union Co.	38,600	1,104,732
UGI Corp.	40,400	1,329,160

		6,212,492

Healthcare Products — 2.8%
Johnson & Johnson	122,400	7,252,200

Healthcare Providers & Services — 2.2%
Aetna, Inc.	14,800	553,964
Health Net, Inc.*	31,000	1,013,700
UnitedHealth Group, Inc.	40,500	1,830,600
WellPoint, Inc.	32,900	2,296,091

		5,694,355

Home Builders — 0.6%
NVR, Inc.*	2,100	1,587,600

Household Products/Wares — 1.0%
Fortune Brands, Inc.	20,200	1,250,178
Kimberly-Clark Corp.	18,577	1,212,521

		2,462,699

Insurance — 3.7%
ACE Ltd. (Switzerland)	30,400	1,966,880
Allstate Corp. (The)	24,000	762,720
Berkshire Hathaway, Inc. (Class B Stock)*	21,000	1,756,230
Chubb Corp. (The)	11,400	698,934
PartnerRe Ltd. (Bermuda)	10,000	792,400
Travelers Cos., Inc. (The)(a)	57,100	3,396,308

		9,373,472

Iron & Steel — 0.6%
Reliance Steel & Aluminum Co.	13,800	797,364
Steel Dynamics, Inc.	39,900	748,923

		1,546,287

Media — 7.4%
Cablevision Systems Corp. (Class A Stock)(a)	8,500	294,185
Comcast Corp. (Class A Stock)	213,900	5,287,608
DIRECTV (Class A Stock)*	56,800	2,658,240
Gannett Co., Inc.	86,500	1,317,395
News Corp. (Class A Stock)	190,300	3,341,668
Time Warner Cable, Inc.	50,000	3,567,000
Time Warner, Inc.	65,000	2,320,500

		18,786,596

Metal Fabricate/Hardware — 0.3%
Commercial Metals Co.	38,700	668,349

Metals & Mining — 1.0%
Alcoa, Inc.	151,100	2,666,915

Movies & Entertainment — 0.8%
Viacom, Inc. (Class B Stock)	46,500	2,163,180

Oil & Gas — 13.3%
Chevron Corp.	56,300	6,048,309
ConocoPhillips	50,800	4,056,888
Devon Energy Corp.	58,700	5,386,899
Ensco International PLC, ADR (United Kingdom)	46,500	2,689,560
Hess Corp.	33,700	2,871,577
Marathon Oil Corp.	93,200	4,968,492
Murphy Oil Corp.	6,300	462,546
Nabors Industries Ltd. (Bermuda)*	71,700	2,178,246
Newfield Exploration Co.*	29,400	2,234,694
Nexen, Inc. (Canada)(a)	89,100	2,220,372
Tesoro Corp.*(a)	25,566	685,936

		33,803,519

Pharmaceuticals — 6.0%
AstraZeneca PLC, ADR (United Kingdom)(a)	82,300	3,795,676
Forest Laboratories, Inc.*	10,600	342,380
Merck & Co., Inc.	77,400	2,554,974
Pfizer, Inc.	427,600	8,684,556

		15,377,586

Retail — 4.8%
Gap, Inc. (The)	91,000	2,062,060
Kohl’s Corp.	36,500	1,935,960
Limited Brands, Inc.	39,700	1,305,336
Lowe’s Cos., Inc.	90,400	2,389,272
Macy’s, Inc.	67,300	1,632,698
Office Depot, Inc.*	151,100	699,593
Ross Stores, Inc.	17,600	1,251,712
TJX Cos., Inc. (The)	17,700	880,221

		12,156,852

Retail & Merchandising — 0.6%
Foot Locker, Inc.	76,400	1,506,608

Semiconductors — 0.7%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)(a)	109,500	600,060
Intel Corp.	60,000	1,210,200

		1,810,260

Ship Building — 0.2%
Huntington Ingalls Industries, Inc.*	11,400	473,100

Telecommunications — 5.5%
AT&T, Inc.	193,300	5,914,980
CenturyLink, Inc.(a)	45,900	1,907,145
Corning, Inc.	106,100	2,188,843
Motorola Solutions, Inc.*(a)	55,100	2,462,419
Verizon Communications, Inc.	38,000	1,464,520

		13,937,907

TOTAL LONG-TERM INVESTMENTS (cost $220,842,573)		252,925,662

SHORT-TERM INVESTMENT — 9.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $25,337,762; includes $23,463,089 of cash collateral for securities on loan)(b)(w)	25,337,762	25,337,762

TOTAL INVESTMENTS — 109.1% (cost $246,180,335)		278,263,424

Liabilities in excess of other assets — (9.1)%		(23,313,096)

NET ASSETS — 100.0%		$254,950,328

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,324,603; cash collateral of $23,463,089 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$252,925,662	$—	$—
Affiliated Money Market Mutual Fund	25,337,762	—	—

Total	$278,263,424	$—	$—

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%

COMMON STOCKS

Advertising — 0.9%
Interpublic Group of Cos., Inc. (The)	677,725	$8,519,003

Aerospace & Defense — 2.5%
L-3 Communications Holdings, Inc.	46,100	3,610,091
Raytheon Co.	336,300	17,107,581
United Technologies Corp.	43,500	3,682,275

		24,399,947

Banks — 1.1%
Northern Trust Corp.	108,450	5,503,837
PNC Financial Services Group, Inc.	85,620	5,393,204

		10,897,041

Beverages — 0.4%
Molson Coors Brewing Co. (Class B Stock)(a)	76,700	3,596,463

Biotechnology — 5.2%
Amgen, Inc.*	576,900	30,835,305
Gilead Sciences, Inc.*	458,000	19,437,520

		50,272,825

Chemicals — 0.8%
Solutia, Inc.*	144,500	3,670,300
Valspar Corp. (The)	93,435	3,653,308

		7,323,608

Commercial Services — 0.3%
SEI Investments Co.	128,500	3,068,580

Computers — 4.3%
Apple, Inc.*	44,000	15,331,800
EMC Corp.*	129,565	3,439,951
International Business Machines Corp.	102,200	16,665,754
MICROS Systems, Inc.*	113,380	5,604,373

		41,041,878

Diversified Financial Services — 1.9%
BlackRock, Inc.	38,300	7,698,683
Franklin Resources, Inc.	54,000	6,754,320
IntercontinentalExchange, Inc.*	30,150	3,724,731

		18,177,734

Diversified Manufacturing — 5.3%
Dover Corp.	217,800	14,318,172
General Electric Co.	1,123,300	22,522,165
Honeywell International, Inc.	226,300	13,512,373

		50,352,710

Electric — 0.4%
DTE Energy Co.	71,600	3,505,536

Electronic Components & Equipment — 1.7%
AMETEK, Inc.(a)	159,450	6,995,071
Emerson Electric Co.	93,400	5,457,362
Hubbell, Inc. (Class B Stock)	51,200	3,636,736

		16,089,169

Engineering & Construction — 0.7%
URS Corp.*	153,800	7,082,490

Entertainment & Leisure — 0.5%
Mattel, Inc.	178,815	4,457,858

Financial — Bank & Trust — 1.5%
State Street Corp.	127,965	5,750,747
Wells Fargo & Co.	268,900	8,524,130

		14,274,877

Financial Services — 5.7%
Goldman Sachs Group, Inc. (The)	93,600	14,832,792
JPMorgan Chase & Co.	865,480	39,898,628

		54,731,420

Food — 2.2%
ConAgra Foods, Inc.	150,890	3,583,638
Kroger Co. (The)	729,119	17,476,982

		21,060,620

Gas — 0.8%
Energen Corp.	125,800	7,940,496

Healthcare Providers & Services — 4.4%
AmerisourceBergen Corp.	203,670	8,057,185
Cardinal Health, Inc.	155,300	6,387,489
UnitedHealth Group, Inc.	617,613	27,916,108

		42,360,782

Home Furnishings — 0.5%
Harman International Industries, Inc.	95,400	4,466,628

Household Products/Wares — 0.6%
Kimberly-Clark Corp.	92,000	6,004,840

Insurance — 8.9%
ACE Ltd. (Switzerland)	376,810	24,379,607
Arch Capital Group Ltd. (Bermuda)*	57,680	5,721,279
AXIS Capital Holdings Ltd. (Bermuda)	444,003	15,504,585
Loews Corp.	165,360	7,125,362
MetLife, Inc.	460,971	20,619,233
Travelers Cos., Inc. (The)(a)	197,280	11,734,215

		85,084,281

Internet — 1.1%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	680,692	10,918,300

IT Services — 0.9%
Accenture PLC (Class A Stock) (Ireland)	165,099	9,075,492

Machinery & Equipment — 0.4%
Joy Global, Inc.	37,555	3,710,810

Media — 3.8%
Comcast Corp. (Class A Stock)	1,053,915	26,052,779
News Corp. (Class A Stock)	398,680	7,000,821
Time Warner, Inc.	103,115	3,681,205

		36,734,805

Oil & Gas — 12.3%
BP PLC, ADR (United Kingdom)(a)	597,400	26,369,236
Chevron Corp.	373,200	40,092,876
Devon Energy Corp.	106,100	9,736,797
Exxon Mobil Corp.	305,200	25,676,476
Helmerich & Payne, Inc.	114,000	7,830,660
Occidental Petroleum Corp.	75,800	7,920,342

		117,626,387

Oil & Gas Services — 0.7%
Oceaneering International, Inc.*	78,570	7,028,086

Pharmaceuticals — 5.0%
Abbott Laboratories	126,300	6,195,015
Eli Lilly & Co.	156,450	5,502,347
Endo Pharmaceuticals Holdings, Inc.*	99,540	3,798,446
Forest Laboratories, Inc.*	316,906	10,236,064
Merck & Co., Inc.	241,904	7,985,251
Pfizer, Inc.	720,510	14,633,558

		48,350,681

Retail — 2.8%
Kohl’s Corp.	100,600	5,335,824
Lowe’s Cos., Inc.	327,700	8,661,111
Target Corp.	105,600	5,281,056
TJX Cos., Inc. (The)	157,200	7,817,556

		27,095,547

Semiconductors — 1.7%
Avago Technologies Ltd. (Singapore)	125,700	3,909,270
Intel Corp.	332,500	6,706,525
Marvell Technology Group Ltd. (Bermuda)*	336,000	5,224,800

		15,840,595

Software — 4.3%
Activision Blizzard, Inc.	708,378	7,770,907
Microsoft Corp.	1,033,600	26,212,096
Oracle Corp.	209,600	6,994,352

		40,977,355

Telecommunications — 5.5%
Amdocs Ltd. (Guernsey)*	183,900	5,305,515
AT&T, Inc.	708,400	21,677,040
Qwest Communications International, Inc.	1,304,200	8,907,686
Verizon Communications, Inc.	428,600	16,518,244

		52,408,485

Tobacco — 5.2%
Lorillard, Inc.	369,075	35,065,816
Philip Morris International, Inc.	228,110	14,970,859

		50,036,675

Transportation — 1.6%
Norfolk Southern Corp.	216,162	14,973,542

TOTAL LONG-TERM INVESTMENTS (cost $783,725,388)		919,485,546

SHORT-TERM INVESTMENT — 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $49,814,609; includes $14,537,597 of cash collateral for securities on loan)(b)(w)	49,814,609	49,814,609

TOTAL INVESTMENTS — 101.1% (cost $833,539,997)		969,300,155

Liabilities in excess of other assets — (1.1)%		(10,739,654)

NET ASSETS — 100.0%		$958,560,501

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,158,760; cash collateral of $14,537,597 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$919,485,546	$—	$—
Affiliated Money Market Mutual Fund	49,814,609	—	—

Total	$969,300,155	$—	$—

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS

Aerospace — 2.1%
General Dynamics Corp.	39,277	$3,007,047
Lockheed Martin Corp.	844	67,857
Northrop Grumman Corp.(a)	38,942	2,442,053
Raytheon Co.	13,846	704,346

		6,221,303

Apparel — 0.7%
VF Corp.(a)	22,685	2,235,153

Automobile Manufacturers — 0.7%
Ford Motor Co.*(a)	137,276	2,046,785

Automotive Parts — 1.0%
AutoZone, Inc.*(a)	603	164,956
Magna International, Inc. (Class A Stock) (Canada)	22,244	1,065,710
TRW Automotive Holdings Corp.*	34,209	1,884,232

		3,114,898

Beverages — 1.7%
Coca-Cola Co. (The)	26,893	1,784,350
Coca-Cola Enterprises, Inc.	24,502	668,905
Dr. Pepper Snapple Group, Inc.	63,900	2,374,524
PepsiCo, Inc.	2,469	159,028

		4,986,807

Biotechnology — 1.8%
Amgen, Inc.*	42,731	2,283,972
Biogen Idec, Inc.*	37,251	2,733,851
Cubist Pharmaceuticals, Inc.*(a)	20,091	507,097

		5,524,920

Cable Television — 1.1%
Comcast Corp. (Class A Stock)	132,101	3,265,537

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	57,812	3,177,925
Minerals Technologies, Inc.	4,217	288,949
Monsanto Co.	11,655	842,190
OM Group, Inc.*	21,672	791,895
PPG Industries, Inc.(a)	19,428	1,849,740

		6,950,699

Coal
Arch Coal, Inc.	2,777	100,083

Commercial Services — 0.9%
Convergys Corp.*	69,422	996,900
H&R Block, Inc.(a)	103,239	1,728,221

		2,725,121

Computer Hardware — 6.9%
Apple, Inc.*	16,943	5,903,789
Dell, Inc.*	173,986	2,524,537
EMC Corp.*	25,535	677,954
Hewlett-Packard Co.	44,323	1,815,913
International Business Machines Corp.	43,257	7,053,919
Western Digital Corp.*	76,517	2,853,319

		20,829,431

Computer Services & Software — 4.3%
Accenture PLC (Class A Stock) (Ireland)	40,357	2,218,424
Computer Sciences Corp.	32,137	1,566,036
Intuit, Inc.*	10,039	533,071
Lexmark International, Inc. (Class A Stock)*	44,385	1,644,020
Microsoft Corp.	279,244	7,081,628

		13,043,179

Conglomerates — 0.4%
Philip Morris International, Inc.	17,762	1,165,720

Construction — 0.4%
KBR, Inc.	31,842	1,202,672

Consumer Products & Services — 5.9%
American Greetings Corp. (Class A Stock)	8,895	209,922
Johnson & Johnson	106,533	6,312,080
Kimberly-Clark Corp.	36,555	2,385,945
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	13,206	1,272,530
Procter & Gamble Co. (The)	86,989	5,358,522
Reynolds American, Inc.	63,490	2,255,800
Whirlpool Corp.(a)	1,770	151,087

		17,945,886

Diversified Financial Services — 1.6%
American Express Co.	30,447	1,376,204
Ameriprise Financial, Inc.	6,321	386,087
Legg Mason, Inc.(a)	70,888	2,558,348
NASDAQ OMX Group, Inc. (The)*(a)	20,819	537,963

		4,858,602

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.	89,816	613,443

Educational Services — 0.7%
ITT Educational Services, Inc.*(a)	28,593	2,062,985

Electric — 0.7%
FirstEnergy Corp.	55,080	2,042,917

Electronic Components & Equipment — 4.4%
Celestica, Inc. (Canada)*	9,191	98,528
Emerson Electric Co.	18,170	1,061,673
General Electric Co.	277,257	5,559,003
Parker Hannifin Corp.	25,115	2,377,888
TE Connectivity Ltd. (Switzerland)	60,475	2,105,739
Vishay Intertechnology, Inc.*(a)	118,212	2,097,081

		13,299,912

Energy Services — 0.9%
Integrys Energy Group, Inc.	52,009	2,626,975
NRG Energy, Inc.*(a)	5,727	123,359

		2,750,334

Entertainment & Leisure — 0.2%
Polaris Industries, Inc.	5,724	498,102

Financial — Bank & Trust — 3.4%
Bank of America Corp.	178,040	2,373,273

CapitalSource, Inc.	63,328	445,829
Toronto-Dominion Bank (The) (Canada)	2,515	222,804
U.S. Bancorp	95,479	2,523,510
Wells Fargo & Co.	144,820	4,590,794

		10,156,210

Financial Services — 3.4%
Bank of New York Mellon Corp. (The)	78,568	2,346,826
Citigroup, Inc.*	517,537	2,287,514
Goldman Sachs Group, Inc. (The)	2,862	453,541
JPMorgan Chase & Co.	109,649	5,054,819

		10,142,700

Food — 1.7%
Corn Products International, Inc.	5,230	271,019
H.J. Heinz Co.	1,895	92,514
Hershey Co. (The)	40,303	2,190,468
Sara Lee Corp.	28,447	502,658
Tyson Foods, Inc. (Class A Stock)(a)	107,482	2,062,580

		5,119,239

Healthcare Products — 0.3%
Zimmer Holdings, Inc.*	15,113	914,790

Healthcare Services — 2.5%
Humana, Inc.*	36,309	2,539,451
Magellan Health Services, Inc.*	33,222	1,630,536
UnitedHealth Group, Inc.	73,085	3,303,442

		7,473,429

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.	8,631	274,552

Insurance — 5.2%
ACE Ltd. (Switzerland)	49,010	3,170,947
Allied World Assurance Co. Holdings Ltd. (Switzerland)	13,928	873,146
American Financial Group, Inc.	82,979	2,905,925
Aspen Insurance Holdings Ltd. (Bermuda)	35,973	991,416
Berkshire Hathaway, Inc. (Class B Stock)*	14,527	1,214,893
Principal Financial Group, Inc.	78,128	2,508,690
Sun Life Financial, Inc. (Canada)	59,046	1,855,816
Willis Group Holdings PLC (United Kingdom)	51,464	2,077,087

		15,597,920

Internet Services — 1.5%
AOL, Inc.*	75,410	1,472,757
Cisco Systems, Inc.	27,864	477,868
EarthLink, Inc.	49,268	385,769
eBay, Inc.*	2,001	62,111
Expedia, Inc.	16,947	384,019
Google, Inc. (Class A Stock)*	3,153	1,848,320
IAC/InterActiveCorp*	372	11,491

		4,642,335

Machinery & Equipment — 0.1%
Sauer-Danfoss, Inc.*	7,890	401,838

Media — 1.7%
CBS Corp. (Class B Stock)	3,602	90,194
DIRECTV (Class A Stock)*	32,354	1,514,167
McGraw-Hill Cos., Inc. (The)	14,452	569,409
Time Warner, Inc.	86,058	3,072,271

		5,246,041

Medical Supplies & Equipment — 0.7%
Becton, Dickinson and Co.	25,013	1,991,535

Metals & Mining — 3.4%
Caterpillar, Inc.	37,302	4,153,578
Freeport-McMoRan Copper & Gold, Inc.	63,766	3,542,201
Newmont Mining Corp.	46,823	2,555,599
Teck Resources Ltd. (Class B Stock) (Canada)	2,120	112,403

		10,363,781

Miscellaneous Manufacturing — 1.2%
3M Co.(a)	955	89,293
Eaton Corp.	48,705	2,700,205
Honeywell International, Inc.	15,440	921,922

		3,711,420

Oil & Gas — 12.0%
Chevron Corp.	68,903	7,402,249
Complete Production Services, Inc.*	19,472	619,404
ConocoPhillips	63,030	5,033,576
Exxon Mobil Corp.	116,771	9,823,944
Hess Corp.	12,006	1,023,031
Murphy Oil Corp.	35,263	2,589,010
National Oilwell Varco, Inc.	9,940	787,944
Occidental Petroleum Corp.	42,054	4,394,223
Schlumberger Ltd. (Netherlands)	11,351	1,058,594
Seacor Holdings, Inc.	9,044	836,208
Sunoco, Inc.	2,710	123,549
Transocean Ltd. (Switzerland)*	19,641	1,531,016
Valero Energy Corp.	38,930	1,160,893

		36,383,641

Paper & Forest Products — 0.8%
Domtar Corp.	26,701	2,450,618

Pharmaceuticals — 5.2%
Abbott Laboratories	38,247	1,876,015
Bristol-Myers Squibb Co.	119,786	3,165,944
Cardinal Health, Inc.	46,789	1,924,431
Cephalon, Inc.*(a)	16,792	1,272,498
Eli Lilly & Co.	86,942	3,057,750
Forest Laboratories, Inc.*	16,663	538,215
Merck & Co., Inc.	29,163	962,671
Pfizer, Inc.	137,796	2,798,637

		15,596,161

Pipelines — 0.1%
Williams Cos., Inc. (The)	5,393	168,154

Railroads — 0.9%
CSX Corp.	33,500	2,633,100

Real Estate Investment Trusts — 0.6%
Public Storage, Inc.(a)	4,589	508,966
Rayonier, Inc.	2,339	145,743
Simon Property Group, Inc.	9,754	1,045,239

		1,699,948

Restaurants — 0.5%
McDonald’s Corp.	19,540	1,486,799

Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	24,672	989,841

Retail & Merchandising — 4.4%
Best Buy Co., Inc.(a)	62,993	1,809,159
Cash America International, Inc.	8,279	381,248
Gap, Inc. (The)	51,747	1,172,587
Lowe’s Cos., Inc.	106,130	2,805,016
Starbucks Corp.	30,711	1,134,771
SUPERVALU, Inc.(a)	4,807	42,927
Target Corp.	6,183	309,212
Wal-Mart Stores, Inc.	16,121	839,098
Walgreen Co.	57,306	2,300,263
Williams-Sonoma, Inc.(a)	60,953	2,468,596

		13,262,877

Semiconductors — 3.2%
Intel Corp.	227,915	4,597,046
LSI Corp.*	344,468	2,342,382
Micron Technology, Inc.*(a)	107,261	1,229,211
Teradyne, Inc.*(a)	92,386	1,645,395

		9,814,034

Ship Building — 0.1%
Huntington Ingalls Industries, Inc.*	6,490	269,349

Software — 1.1%
Activision Blizzard, Inc.	17,580	192,853
Electronic Arts, Inc.*	3,159	61,695
Oracle Corp.	89,222	2,977,338

		3,231,886

Telecommunications — 4.0%
Arris Group, Inc.*	24,632	313,811
AT&T, Inc.	200,030	6,120,918
CenturyLink, Inc.(a)	9,718	403,783
Motorola Solutions, Inc.*(a)	2,272	101,536
Sprint Nextel Corp.*	6,611	30,675
Verizon Communications, Inc.	134,244	5,173,764

		12,144,487

Transportation — 1.2%
United Parcel Service, Inc. (Class B Stock)	50,262	3,735,472

Utilities — 0.8%
Ameren Corp.(a)	3,005	84,350
Entergy Corp.	18,895	1,269,933
Exelon Corp.	23,949	987,657

		2,341,940

TOTAL LONG-TERM INVESTMENTS (cost $260,315,986)		299,728,586

SHORT-TERM INVESTMENT — 6.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $18,856,199; includes $18,855,802 of cash collateral for securities on loan)(b)(w)	18,856,199	18,856,199

TOTAL INVESTMENTS — 105.5% (cost $279,172,185)		318,584,785

Liabilities in excess of other assets — (5.5)%		(16,605,255)

NET ASSETS — 100.0%		$301,979,530

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,185,322; cash collateral of $18,855,802 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$299,728,586	$—	$—
Affiliated Money Market Mutual Fund	18,856,199	—	—

Total	$318,584,785	$—	$—

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	47,219,329	$436,306,605
AST Federated Aggressive Growth Portfolio	6,379,037	60,664,644
AST Goldman Sachs Concentrated Growth Portfolio	14,666,291	415,789,351
AST Goldman Sachs Mid-Cap Growth Portfolio*	9,288,502	53,501,773
AST Goldman Sachs Small-Cap Value Portfolio	2,850,471	31,953,780
AST High Yield Portfolio	22,815,663	175,680,605
AST International Growth Portfolio	34,473,375	402,649,020
AST International Value Portfolio	24,565,923	401,898,503
AST Jennison Large-Cap Growth Portfolio*	26,946,362	339,793,621
AST Jennison Large-Cap Value Portfolio	22,421,669	285,203,633
AST Large-Cap Value Portfolio	52,150,027	720,713,373
AST Marsico Capital Growth Portfolio	20,771,588	423,324,967
AST MFS Growth Portfolio	24,726,645	248,502,786
AST Mid-Cap Value Portfolio	3,533,143	45,577,547
AST Money Market Portfolio	143,611,116	143,611,116
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,347,172	53,421,644
AST Parametric Emerging Markets Equity Portfolio	9,440,521	93,933,179
AST PIMCO Limited Maturity Bond Portfolio	4,508,305	47,878,197
AST PIMCO Total Return Bond Portfolio	133,757,934	1,643,885,011
AST Small-Cap Growth Portfolio	2,783,970	61,303,015
AST Small-Cap Value Portfolio	6,632,170	96,299,104
AST T. Rowe Price Global Bond Portfolio	21,424	239,305
AST T. Rowe Price Large-Cap Growth Portfolio*	19,327,440	253,962,565
AST T. Rowe Price Natural Resources Portfolio	3,837,762	95,368,394
AST Western Asset Core Plus Bond Portfolio	66,242,925	702,837,440

TOTAL LONG-TERM INVESTMENTS (cost $6,363,487,204)(w)		7,234,299,178

SHORT-TERM INVESTMENTS — 3.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $225,735,526)(w)	225,735,526	225,735,526

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.081%	06/16/11	$200	199,968
0.090%	06/16/11	400	399,937
0.151%	06/16/11	350	349,945
0.169%	06/16/11	850	849,866
0.171%	06/16/11	250	249,960
0.181%	06/16/11	15,400	15,397,567

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,443,712)			17,447,243

TOTAL SHORT-TERM INVESTMENTS (cost $243,179,238)			243,182,769

TOTAL INVESTMENTS — 100.0% (cost $6,606,666,442)			7,477,481,947

Liabilities in excess of other assets(x)			(2,083,002)

NET ASSETS — 100.0%			$7,475,398,945

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)
Long Positions:
1,070	10 Year U.S. Treasury Notes	Jun. 2011	$127,076,534	$127,363,438	$286,904
149	CAC40 10 Euro	Apr. 2011	8,356,729	8,427,468	70,739
34	DAX Index	Jun. 2011	8,514,817	8,526,863	12,046
131	FTSE 100 Index	Jun. 2011	12,156,331	12,366,362	210,031

233	Russell 2000 Mini	Jun. 2011	18,552,625	19,611,610	1,058,985
476	S&P 500	Jun. 2011	153,444,550	157,199,000	3,754,450
109	Topix Index	Jun. 2011	12,259,101	11,348,160	(910,941)

					$4,482,214

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$7,460,034,704	$—	$—
U.S. Treasury Obligations	—	17,447,243	—
Other Financial Instuments*
Futures	4,482,214	—	—

Total	$7,464,516,918	$17,447,243	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Equity contracts	$4,195,310
Interest rate contracts	286,904

Total	$4,482,214

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Aerospace & Defense — 2.6%
Honeywell International, Inc.	224,700	$13,416,837
Lockheed Martin Corp.	102,000	8,200,800
Northrop Grumman Corp.	152,400	9,557,004
Raytheon Co.	434,900	22,123,363

		53,298,004

Agriculture — 1.5%
Altria Group, Inc.	620,000	16,138,600
Philip Morris International, Inc.	240,000	15,751,200

		31,889,800

Airlines — 0.2%
Delta Air Lines, Inc.*	439,000	4,302,200

Auto Parts & Equipment — 0.8%
Autoliv, Inc.(a)	110,000	8,165,300
TRW Automotive Holdings Corp.*	140,000	7,711,200

		15,876,500

Automobiles — 0.4%
General Motors Co.*(a)	242,500	7,524,775

Beverages — 0.7%
Coca-Cola Enterprises, Inc.	40,000	1,092,000
Constellation Brands, Inc. (Class A Stock)*	320,000	6,489,600
Dr. Pepper Snapple Group, Inc.	188,000	6,986,080

		14,567,680

Biotechnology — 1.6%
Amgen, Inc.*	624,500	33,379,525

Capital Markets — 1.5%
Ameriprise Financial, Inc.	170,000	10,383,600
Bank of New York Mellon Corp. (The)	313,600	9,367,232
Goldman Sachs Group, Inc. (The)	73,900	11,710,933

		31,461,765

Chemicals — 1.3%
E.I. du Pont de Nemours & Co.	236,300	12,989,411
Huntsman Corp.	660,000	11,470,800
RPM International, Inc.	80,000	1,898,400

		26,358,611

Commercial & Professional Services — 0.2%
Avery Dennison Corp.	93,000	3,902,280

Commercial Banks — 2.5%
Fifth Third Bancorp	722,000	10,021,360
Huntington Bancshares, Inc.	460,000	3,054,400
KeyCorp	1,440,000	12,787,200
U.S. Bancorp	182,100	4,812,903
Wells Fargo & Co.	635,900	20,158,030

		50,833,893

Commercial Services — 0.3%
Western Union Co. (The)	322,900	6,706,633

Components — 1.6%
Corning, Inc.	1,012,800	20,894,064
Vishay Intertechnology, Inc.*(a)	634,000	11,247,160

		32,141,224

Computers — 1.5%
Hewlett-Packard Co.	328,000	13,438,160
Lexmark International, Inc. (Class A Stock)*	185,000	6,852,400
Western Digital Corp.*(a)	295,000	11,000,550

		31,291,110

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV (Netherlands)	281,000	11,425,460
Fluor Corp.	69,700	5,134,102
Jacobs Engineering Group, Inc.*	119,500	6,145,885

		22,705,447

Consumer Finance — 1.5%
Capital One Financial Corp.	310,000	16,107,600
Discover Financial Services	640,000	15,436,800

		31,544,400

Containers & Packaging — 0.7%
Ball Corp.	140,000	5,019,000
Sealed Air Corp.(a)	322,000	8,584,520

		13,603,520

Diversified Financial Services — 5.6%
Bank of America Corp.	877,000	11,690,410
Citigroup, Inc.*	10,117,500	44,719,350
Comcast Corp. (Special Class A Stock)	467,600	10,857,672
JPMorgan Chase & Co.	820,584	37,828,922
NASDAQ OMX Group, Inc. (The)*(a)	361,000	9,328,240

		114,424,594

Diversified Manufacturing — 0.8%
Tyco International Ltd. (Switzerland)	358,400	16,045,568

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	592,000	18,115,200
Qwest Communications International, Inc.	1,520,000	10,381,600
Verizon Communications, Inc.	847,500	32,662,650

		61,159,450

Electric Utilities — 1.7%
Edison International	289,000	10,574,510
FirstEnergy Corp.	126,730	4,700,416
NV Energy, Inc.	545,000	8,115,050
Southern Co.	290,500	11,070,955

		34,460,931

Energy — 0.6%
Exterran Holdings, Inc.*(a)	266,000	6,312,180
GenOn Energy, Inc.*	1,743,525	6,642,830

		12,955,010

Energy Equipment & Services — 0.6%
Halliburton Co.	169,600	8,452,864
Nabors Industries Ltd. (Bermuda)*	151,000	4,587,380

		13,040,244

Financial — Bank & Trust — 0.5%
Morgan Stanley	387,200	10,578,304

Food — 1.2%

General Mills, Inc.(a)	151,000	5,519,050
Kraft Foods, Inc. (Class A Stock)	255,800	8,021,888
Tyson Foods, Inc. (Class A Stock)	598,000	11,475,620

		25,016,558

Food & Staples Retailing — 2.6%
Kroger Co. (The)	1,151,400	27,599,058
Safeway, Inc.(a)	590,000	13,888,600
Seagate Technology PLC (Ireland)*	870,000	12,528,000

		54,015,658

Food Products — 1.7%
Archer-Daniels-Midland Co.	225,400	8,116,654
Corn Products International, Inc.	120,000	6,218,400
Unilever NV (Netherlands)(a)	652,600	20,465,536

		34,800,590

Gas — 0.4%
Questar Corp.	360,000	6,282,000
UGI Corp.	60,000	1,974,000

		8,256,000

Healthcare Equipment & Supplies — 0.5%
Baxter International, Inc.	207,100	11,135,767

Healthcare Products — 0.5%
Medtronic, Inc.	250,600	9,861,110

Healthcare Providers & Services — 1.2%
Cardinal Health, Inc.	265,000	10,899,450
CIGNA Corp.	320,000	14,169,600

		25,069,050

Healthcare Services — 3.9%
Aetna, Inc.	410,000	15,346,300
Coventry Health Care, Inc.*	344,000	10,970,160
HCA Holdings, Inc.*	137,000	4,640,190
Humana, Inc.*	181,000	12,659,140
UnitedHealth Group, Inc.	480,000	21,696,000
WellPoint, Inc.	210,000	14,655,900

		79,967,690

Household Products — 0.3%
Procter & Gamble Co. (The)	100,000	6,160,000

Household Products/ Wares — 0.6%
Kimberly-Clark Corp.	184,400	12,035,788

Industrial Conglomerates — 2.7%
General Electric Co.	2,730,900	54,754,545

Insurance — 7.2%
ACE Ltd. (Switzerland)	179,100	11,587,770
American Financial Group, Inc.	239,000	8,369,780
American International Group, Inc.*(a)	340,000	11,947,600
Aspen Insurance Holdings Ltd. (Bermuda)	256,000	7,055,360
Assurant, Inc.	188,000	7,239,880
AXIS Capital Holdings Ltd. (Bermuda)	216,000	7,542,720
Berkshire Hathaway, Inc. (Class B Stock)*	30,000	2,508,900
Endurance Specialty Holdings Ltd. (Bermuda)(a)	150,000	7,323,000
Hartford Financial Services Group, Inc. (The)	277,000	7,459,610
Lincoln National Corp.	65,800	1,976,632
MBIA, Inc.*(a)	100,000	1,004,000
MetLife, Inc.	436,500	19,524,645
Principal Financial Group, Inc.	240,000	7,706,400
Protective Life Corp.	326,000	8,655,300
Reinsurance Group of America, Inc.	56,000	3,515,680
Travelers Cos., Inc. (The)	354,900	21,109,452
Unum Group	377,000	9,896,250
W.R. Berkley Corp.	80,000	2,576,800

		146,999,779

Internet — 0.5%
Expedia, Inc.	62,000	1,404,920
Liberty Media Holding Corp. - Interactive (Class A Stock)*	606,000	9,720,240

		11,125,160

IT Services — 0.8%
International Business Machines Corp.	97,900	15,964,553

Machinery — 0.5%
Timken Co.	199,000	10,407,700

Media — 5.7%
CBS Corp. (Class B Stock)	640,000	16,025,600
Comcast Corp. (Class A Stock)	1,000,000	24,720,000
DISH Network Corp. (Class A Stock)*	367,000	8,940,120
News Corp. (Class A Stock)	847,000	14,873,320
Time Warner Cable, Inc.	181,000	12,912,540
Time Warner, Inc.	344,100	12,284,370
Viacom, Inc. (Class B Stock)	402,400	18,719,648
Walt Disney Co. (The)	208,800	8,997,192

		117,472,790

Metals & Mining — 2.8%
Alcoa, Inc.	1,599,000	28,222,350
Nucor Corp.	177,100	8,150,142
United States Steel Corp.(a)	156,600	8,447,004
Walter Energy, Inc.	100,000	13,543,000

		58,362,496

Multi-Utilities — 1.4%
Dominion Resources, Inc.	261,700	11,697,990
Integrys Energy Group, Inc.	220,000	11,112,200
NRG Energy, Inc.*(a)	318,000	6,849,720

		29,659,910

Oil & Gas — 9.4%
Chevron Corp.	181,220	19,468,465
ConocoPhillips	320,000	25,555,200
Devon Energy Corp.	146,400	13,435,128
Exxon Mobil Corp.	305,700	25,718,541
Hess Corp.	111,300	9,483,873
Marathon Oil Corp.	575,700	30,690,567
Murphy Oil Corp.	180,000	13,215,600
Noble Corp. (Switzerland)(a)	241,900	11,035,478
Occidental Petroleum Corp.	15,900	1,661,391
Peabody Energy Corp.	124,400	8,951,824
Spectra Energy Corp.	110,000	2,989,800
Teekay Corp. (Marshall Island)	100,000	3,693,000
Tesoro Corp.*	280,000	7,512,400
Valero Energy Corp.	550,000	16,401,000
Weatherford International Ltd. (Switzerland)*(a)	180,000	4,068,000

		193,880,267

Paper & Forest Products — 1.4%
Domtar Corp.	100,000	9,178,000
International Paper Co.	328,000	9,899,040
MeadWestvaco Corp.	295,000	8,947,350

		28,024,390

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	889,300	23,504,199
Eli Lilly & Co.	747,800	26,300,126
Forest Laboratories, Inc.*	322,000	10,400,600
Johnson & Johnson	246,300	14,593,275
Merck & Co., Inc.	621,241	20,507,165
Pfizer, Inc.	2,359,800	47,927,538

		143,232,903

Retail — 1.5%
American Eagle Outfitters, Inc.	560,000	8,898,400
CVS Caremark Corp.	118,600	4,070,352
Macy’s, Inc.	590,000	14,313,400
RadioShack Corp.	190,000	2,851,900

		30,134,052

Semiconductors — 3.6%
Atmel Corp.*	380,000	5,179,400
Intel Corp.	920,000	18,556,400
LSI Corp.*(a)	3,444,500	23,422,600
Micron Technology, Inc.*	371,900	4,261,974
National Semiconductor Corp.	458,000	6,567,720
Texas Instruments, Inc.	450,000	15,552,000

		73,540,094

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.*	25,400	1,054,100

Software — 2.2%
CA, Inc.	346,000	8,366,280
Microsoft Corp.	1,055,300	26,762,408
Symantec Corp.*	523,000	9,696,420

		44,825,108

Specialty Retail — 2.1%
Foot Locker, Inc.	469,000	9,248,680
GameStop Corp. (Class A Stock)*	590,000	13,286,800
Gap, Inc. (The)	380,000	8,610,800
Signet Jewelers Ltd. (Bermuda)*	270,000	12,425,400

		43,571,680

Telecommunications — 1.1%
Motorola Mobility Holdings, Inc.*	69,087	1,685,723
Motorola Solutions, Inc.*(a)	340,000	15,194,600
Virgin Media, Inc.(a)	240,000	6,669,600

		23,549,923

Utilities — 0.7%
Ameren Corp.	258,000	7,242,060
CMS Energy Corp.(a)	394,000	7,738,160

		14,980,220

Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.*	5,608,000	26,021,120
Telephone & Data Systems, Inc.	175,000	5,897,500

		31,918,620

TOTAL LONG-TERM INVESTMENTS (cost $1,758,560,896)		2,013,827,969

SHORT-TERM INVESTMENT — 8.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $182,707,340; includes $134,139,868 of cash collateral for securities on loan)(b)(w)	182,707,340	182,707,340

TOTAL INVESTMENTS — 106.9% (cost $1,941,268,236)		2,196,535,309

Liabilities in excess of other assets — (6.9)%		(142,223,749)

NET ASSETS — 100.0%		$2,054,311,560

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,539,241; cash collateral of $134,139,868 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,013,827,969	$—	$—
Affiliated Money Market Mutual Fund	182,707,340	—	—

Total	$2,196,535,309	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS - 88.7%

ASSET-BACKED SECURITIES — 7.6%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$1,050	$1,051,727
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	287	287,428
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	433	432,956
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.325%	12/15/14	1,000	997,981
Chase Issuance Trust, Ser. 2007-A16, Class A16(a)	Aaa	0.610%	06/15/14	700	701,126
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.322%	04/24/14	1,000	998,698
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.370%	12/15/18	1,000	979,000
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	1,200	1,217,358
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	778	786,406
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	76	76,458
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	489	494,968
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	1,000	996,692

TOTAL ASSET-BACKED SECURITIES (cost $8,420,217)					9,020,798

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.6%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	550	555,290
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	798	831,546
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	600	630,591
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	491,458
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	1,036,740
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	459	459,213
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	573	577,864
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	710,928
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,086	1,109,513
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	930	952,528
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	440,546
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.849%	04/15/45	826	829,333
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	700	722,222
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	404,033
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,158	1,159,741
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	1,006,341
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	129	129,522
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	612,638
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,073,766
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	244	243,961
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	540	543,208
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	611,227
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.855%	02/15/51	970	995,101

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,007,052)					16,127,310

CORPORATE BONDS — 17.7%

Aerospace & Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes(c)	A2	3.500%	02/15/15	400	419,423

Banking — 3.9%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	278,673
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	525	592,895
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	475	495,996
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%	02/07/16	260	257,543
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	500	514,357
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	531,159
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	1,400	1,395,646
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	555,840

					4,622,109

Capital Goods — 0.9%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	545,535
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	511,685

					1,057,220

Consumer — 0.3%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%	10/15/12	400	424,628

Electric — 0.5%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	180,313
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	387,038

					567,351

Energy — Integrated — 2.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	80,447
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	536,891
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	630	673,717
ConocoPhillips, Gtd. Notes(c)	A1	4.750%	02/01/14	965	1,047,392
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	318,618
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	790,120

					3,447,185

Foods — 1.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.200%	01/15/14	515	585,074
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(b)	4.250%	03/01/15	565	606,903
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	406,137
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	420,654

					2,018,768

Healthcare & Pharmaceutical — 1.3%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	534,691
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	558,011
Roche Holdings, Inc., Gtd. Notes, 144A(c)	A2	5.000%	03/01/14	383	417,525

					1,510,227

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	190	189,117

Metals — 0.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	365	368,612
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	221,798

					590,410

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	475	524,272

Pipelines & Other — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	728,446

Retailers — 1.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	542,085
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	771,244
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	3.000%	02/01/14	800	836,075

					2,149,404

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	315,795

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	1,000	1,081,429
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	601,270
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	280	281,355
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	527,560

					2,491,614

TOTAL CORPORATE BONDS (cost $19,821,685)					21,055,969

MUNICIPAL BOND — 0.2%

State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	266,608

NON-CORPORATE FOREIGN AGENCY — 0.8%
Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $997,030)	Aaa	1.500%	03/28/14	1,000	992,440

U.S. GOVERNMENT AGENCY OBLIGATION — 24.4%
PNC Funding Corp., FDIC Gtd. Notes (cost $29,000,000)(a)		0.503%	04/01/12	29,000	29,080,185

U.S. TREASURY OBLIGATIONS — 24.4%

U.S. Treasury Bonds		4.250%	11/15/40	975	932,496
U.S. Treasury Bonds		5.250%	11/15/28	505	568,519
U.S. Treasury Bonds(c)		7.500%	11/15/24	715	986,700
U.S. Treasury Notes(d)		1.125%	12/15/11	1,000	1,006,211
U.S. Treasury Notes(c)		1.250%	02/15/14	2,060	2,061,288
U.S. Treasury Notes		2.250%	03/31/16	5,005	5,010,856
U.S. Treasury Notes		2.375%	07/31/17	4,000	3,920,000
U.S. Treasury Notes		2.125%	02/29/16	975	971,953
U.S. Treasury Notes		3.625%	02/15/21	6,735	6,830,765
U.S. Treasury Strips Coupon(d)(e)		4.300%	05/15/24	7,065	4,042,558
U.S. Treasury Strips Coupon(e)		4.330%	08/15/24	2,030	1,144,613
U.S. Treasury Strips Coupon(d)(e)		4.330%	11/15/24	560	310,854
U.S. Treasury Strips Coupon(e)		5.440%	11/15/23	515	303,406
U.S. Treasury Strips Coupon(e)		8.420%	08/15/33	2,765	949,529

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,530,965)					29,039,748

TOTAL LONG-TERM INVESTMENTS (cost $101,028,494)					105,583,058

	Shares
SHORT-TERM INVESTMENT - 4.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,064,112)(f)	5,064,112	5,064,112

TOTAL INVESTMENTS — 92.9% (cost $106,092,606)		110,647,170

Other assets in excess of liabilities(g) 7.1%		8,418,238

NET ASSETS — 100.0%		$119,065,408

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at March 31, 2011.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

Number of		Expiration	Value at Trade	Value at	Unrealized
Contracts	Type	Date	Date	March 31, 2011	Appreciation (Depreciation)(1)
Long Position:
131	10 Year U.S. Treasury Notes	Jun. 2011	$15,568,468	$15,593,094	$24,626

Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2011	218,825	218,125	700
673	5 Year U.S. Treasury Notes	Jun. 2011	77,897,323	78,599,039	(701,716)
17	U.S. Long Bonds	Jun. 2011	2,040,476	2,043,188	(2,712)
8	U.S. Ultra Bonds	Jun. 2011	995,255	988,500	6,755

					(696,973)

					$(672,347)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Citibank NA(1)	12/31/15	$5,940	2.088%	3 month LIBOR	$(4,566)	$—	$(4,566)
Citibank NA(1)	03/15/16	250	2.404%	3 month LIBOR	45	—	45
Citibank NA(1)	03/23/16	130	2.251%	3 month LIBOR	(915)	—	(915)
Citibank NA(1)	02/15/17	1,780	3.363%	3 month LIBOR	69,466	—	69,466
JP Morgan Chase Bank(1)	12/31/15	19,600	3.800%	3 month LIBOR	2,952,694	—	2,952,694
JP Morgan Chase Bank(1)	12/31/15	8,965	3.957%	3 month LIBOR	1,488,190	—	1,488,190
JP Morgan Chase Bank(1)	12/31/15	8,001	4.212%	3 month LIBOR	1,479,908	—	1,479,908
JP Morgan Chase Bank(1)	12/31/15	4,355	4.392%	3 month LIBOR	906,002	—	906,002
JP Morgan Chase Bank(1)	12/31/15	6,936	4.493%	3 month LIBOR	1,509,533	—	1,509,533
JP Morgan Chase Bank(1)	12/31/15	3,700	4.580%	3 month LIBOR	827,908	—	827,908
JP Morgan Chase Bank(1)	12/31/15	11,400	4.609%	3 month LIBOR	2,605,102	—	2,605,102
JP Morgan Chase Bank(1)	12/31/15	3,562	4.622%	3 month LIBOR	811,830	—	811,830
JP Morgan Chase Bank(1)	12/31/15	4,523	4.843%	3 month LIBOR	1,140,290	—	1,140,290
Merrill Lynch Capital Services, Inc.(1)	12/31/15	116,500	2.053%	3 month LIBOR	(316,379)	—	(316,379)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	95	2.387%	3 month LIBOR	94	—	94
Morgan Stanley Capital Services, Inc.(1)	03/23/16	240	2.251%	3 month LIBOR	(1,690)	—	(1,690)
Barclays Bank, PLC(2)	09/10/20	3,875	2.620%	3 month LIBOR	268,997	—	268,997
Citibank NA(2)	03/25/14	1,000	1.364%	3 month LIBOR	3,866	—	3,866
Citibank NA(2)	12/31/15	2,300	1.922%	3 month LIBOR	23,448	—	23,448
Citibank NA(2)	03/15/16	380	2.555%	3 month LIBOR	(3,161)	—	(3,161)
Citibank NA(2)	10/18/20	6,555	2.596%	3 month LIBOR	416,339	—	416,339
Citibank NA(2)	11/12/20	8,245	2.888%	3 month LIBOR	335,855	—	335,855
Deutsche Bank AG (2)	05/15/20	1,972	4.246%	3 month LIBOR	(312,988)	—	(312,988)
Deutsche Bank AG (2)	05/15/21	1,821	4.419%	3 month LIBOR	(314,588)	—	(314,588)
Deutsche Bank AG (2)	05/15/21	1,815	4.446%	3 month LIBOR	(320,661)	—	(320,661)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	6,000	2.821%	3 month LIBOR	(432,217)	—	(432,217)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	4,500	2.990%	3 month LIBOR	(369,219)	—	(369,219)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.017%	3 month LIBOR	(167,693)	—	(167,693)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,000	3.024%	3 month LIBOR	(377,933)	—	(377,933)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.055%	3 month LIBOR	(173,059)	—	(173,059)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.245%	3 month LIBOR	(185,239)	—	(185,239)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	3,650	3.304%	3 month LIBOR	(353,783)	—	(353,783)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,500	3.326%	3 month LIBOR	(153,030)	—	(153,030)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.401%	3 month LIBOR	(209,924)	—	(209,924)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.414%	3 month LIBOR	(207,744)	—	(207,744)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.442%	3 month LIBOR	(215,346)	—	(215,346)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,000	3.555%	3 month LIBOR	(119,493)	—	(119,493)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	7,000	3.585%	3 month LIBOR	(862,307)	—	(862,307)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	335	2.555%	3 month LIBOR	(3,729)	—	(3,729)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	2,735	2.708%	3 month LIBOR	171,828	—	171,828
UBS AG(2)	10/01/20	1,465	2.523%	3 month LIBOR	99,725	—	99,725

					$10,005,456	$—	$10,005,456

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$9,020,798	$—
Commercial Mortgage-Backed Securities	—	16,127,310	—
Corporate Bonds	—	21,055,969	—
Municipal Bond	—	266,608	—
Non-Corporate Foreign Agency	—	992,440	—
U.S. Government Agency Obligation	—	29,080,185	—
U.S. Treasury Obligations	—	29,039,748	—
Affiliated Money Market Mutual Fund	5,064,112	—	—
Other Financial Instruments*
Futures Contracts	(672,347)	—	—
Interest Rate Swaps	—	10,005,456	—

Total	$4,391,765	$115,588,514	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s			Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 75.3%

ASSET-BACKED SECURITIES — 12.5%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$700	$701,151
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.315%	04/15/16	90	89,602
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	82	82,681
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	469	469,821
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.505%	01/15/16	700	700,121
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	253	252,869
CarMax Auto Owner Trust, Ser. 2009-2, Class A2	AAA(b)	0.930%	06/15/12	23	23,502
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.455%	05/15/15	60	61,271
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	570	641,271
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	104	104,854
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	82	83,279
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	8	8,495
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	64	64,844
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	318	321,729
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	650	647,850
MMCA Automobile Trust, Ser. 2009-A, Class A3, 144A	Aaa	3.930%	03/15/13	67	67,561
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	15	14,914
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.555%	10/15/12	85	84,797
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	16	15,888

TOTAL ASSET-BACKED SECURITIES (cost $4,433,219)					4,436,500

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%

Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.441%	02/15/39	500	536,191
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	525	533,196
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	300	317,593
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	525	541,667
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	350	354,947
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.232%	11/12/37	200	215,000
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	546,640
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	500	532,879

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,513,670)					3,578,113

CORPORATE BONDS — 15.5%

Banking — 3.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	175	197,632
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	175	182,735
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	125	126,917
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	125	120,794
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	175	185,905
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	215	228,880
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	163,833

					1,206,696

Cable — 0.3%
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	100	113,167

Capital Goods — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(c)(d)	Baa1	2.750%	07/01/13	90	91,111

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	175	202,234

Electric — 0.3%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	100	101,881

Energy — Integrated — 1.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	50	50,280
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	214,756
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,857
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	153,097

					525,990

Energy — Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	110,518

Foods — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	90	95,063
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	125	136,430
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	125	127,113

					358,606

Healthcare & Pharmaceutical — 1.3%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	203,222
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	102,896
Teva Pharmaceutical Finance III LLC (Netherland Antilles), Gtd. Notes	A3	3.000%	06/15/15	170	171,662

					477,780

Insurance — 1.0%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	57,064
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	130,296
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	150	156,185

					343,545

Media & Entertainment — 0.4%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	130	129,396

Metals — 1.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	265	267,622
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	160,483
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,026

					453,131

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	193,153

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	128,934

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	203,163
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	150	171,856

					375,019

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	305	302,737
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	100	104,182
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	66	66,788

					473,707

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	233,242

TOTAL CORPORATE BONDS (cost $5,490,125)					5,518,110

NON-CORPORATE FOREIGN AGENCY —0.4%

Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $149,555)	Aaa	1.500%	03/28/14	150	148,866

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.9%

Financing Corp. FICO Strips Coupon, Ser. D-P(f)		3.770%	09/26/19	1,850	1,351,610
Financing Corp. FICO Strips Principal, Ser. 15P(f)		4.070%	03/07/19	4,000	3,013,132
Israel Government AID Bond (Israel), Gtd. Notes., Ser. 11-Z(f)		3.700%	05/15/19	1,750	1,302,327
Resolution Funding Corp. Interest Strip, Bonds(f)		2.960%	07/15/16	1,150	994,271
Resolution Funding Corp. Interest Strip, Bonds(f)		3.690%	04/15/18	2,365	1,872,011

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,117,970)					8,533,351

U.S. TREASURY OBLIGATIONS — 13.0%

U.S. Treasury Bonds	4.250%	11/15/40	170	162,589
U.S. Treasury Notes	1.125%	12/15/11	500	503,105
U.S. Treasury Notes	1.250%	03/15/14	80	79,975
U.S. Treasury Notes	2.125%	02/29/16	335	333,953
U.S. Treasury Notes	2.250%	03/31/16	1,575	1,576,843
U.S. Treasury Notes	3.625%	02/15/21	365	370,190
U.S. Treasury Strips Coupon(e)(g)	2.860%	02/15/17	1,880	1,605,872

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,462,030)				4,632,527

TOTAL LONG-TERM INVESTMENTS (cost $26,166,569)				26,847,467

	Shares
SHORT-TERM INVESTMENT - 21.3%

AFFLIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,569,405)(h)	7,569,405	7,569,405

TOTAL INVESTMENTS — 96.6% (cost $33,735,974)		34,416,872

Other assets in excess of liabilities(i) 3.4%		1,217,273

NET ASSETS — 100.0%		$35,634,145

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,111 is approximately 0.3% of net assets.

(e)	Rate shown reflects the effective yield at March 31, 2011.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2011:

Number of		Expiration	Value at Trade	Value at	Unrealized
Contracts	Type	Date	Date	March 31, 2011	Appreciation (Depreciation)(1)
Long Positions:
2	10 Year U.S. Treasury Notes	Jun. 2011	$238,475	$238,063	$(412)
2	U.S. Long Bond	Jun. 2011	243,944	240,375	(3,569)

					(3,981)

Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2011	1,092,124	1,090,625	1,499
39	5 Year U.S. Treasury Notes	Jun. 2011	4,554,670	4,554,773	(103)
2	U.S. Ultra Bond	Jun. 2011	250,462	247,125	3,337

					4,733

					$752

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value(3)	Paid (Received)	(Depreciation)(4)
Bank of America NA(1)	12/31/16	$18,120	2.736%	3 month LIBOR	$355,877	$—	$355,877
Barclays Bank PLC(1)	12/31/16	470	2.349%	3 month LIBOR	8,333	—	8,333
Barclays Bank PLC(1)	12/31/16	4,000	2.690%	3 month LIBOR	181,880	—	181,880
Barclays Bank PLC(2)	09/10/20	2,485	2.620%	3 month LIBOR	172,505	—	172,505
Citibank NA(1)	03/15/16	250	2.404%	3 month LIBOR	45	—	45
Citibank NA(1)	03/23/16	120	2.251%	3 month LIBOR	(845)	—	(845)
Citibank NA(2)	03/25/14	150	1.364%	3 month LIBOR	580	—	580
Citibank NA(2)	03/15/16	370	2.555%	3 month LIBOR	(3,078)	—	(3,078)
JP Morgan Chase Bank(1)	12/31/16	4,500	0.000%	3 month LIBOR	15,975	—	15,975
Morgan Stanley Capital Services, Inc.(1)	03/08/16	45	2.387%	3 month LIBOR	44	—	44
Morgan Stanley Capital Services, Inc.(1)	03/23/16	120	2.251%	3 month LIBOR	(845)	—	(845)
Morgan Stanley Capital Services, Inc.(1)	12/31/16	1,000	3.166%	3 month LIBOR	83,070	—	83,070
Morgan Stanley Capital Services, Inc.(1)	12/31/16	550	3.228%	3 month LIBOR	39,759	—	39,759
Morgan Stanley Capital Services, Inc.(2)	02/16/16	155	2.555%	3 month LIBOR	(1,725)	—	(1,725)
Morgan Stanley Capital Services, Inc.(2)	12/31/16	1,400	2.686%	3 month LIBOR	(59,136)	—	(59,136)
UBS AG(2)	10/01/20	4,665	2.523%	3 month LIBOR	317,553	—	317,553

					$1,109,992	$—	$1,109,992

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Includes 7 securities representing $625,758 and 1.8% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.

(4)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$4,436,500	$—
Commercial Mortgage-Backed Securities	—	3,578,113	—
Corporate Bonds	—	5,518,110	—
Non-Corporate Foreign Agency	—	148,866	—
U.S. Government Agency Obligations	—	8,533,351	—
U.S. Treasury Obligations	—	4,632,527	—
Affiliated Money Market Mutual Fund	7,569,405	—	—
Other Financial Instruments*
Futures Contracts	752	—	—
Interest Rate Swaps	—	484,234	625,758

Total	$7,570,157	$27,331,701	$625,758

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 12/31/10	$671,391
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(45,633)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 03/31/11	$625,758

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(45,633) was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 78.9%

ASSET-BACKED SECURITIES — 5.6%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$800	$801,316
BA Credit Card Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.295%	12/15/16	800	792,911
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	213	213,555
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	320	323,263
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.505%	01/15/16	800	800,138
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	322	321,833
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	24	24,053
Chase Issuance Trust, Ser. 2004-A8, Class A8(a)	Aaa	0.375%	09/15/15	800	798,848
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	1,330	1,496,298
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	5	4,873
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	1,500	1,521,698
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A2	Aaa	0.820%	06/18/12	167	166,774
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	367	371,226
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A3	Aaa	4.930%	12/17/12	61	62,118
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	850	847,188
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930%	07/15/12	41	41,491
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	5	4,971
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.204%	09/20/12	188	188,108
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.555%	10/15/12	85	84,797
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	49	49,245

TOTAL ASSET-BACKED SECURITIES (cost $8,920,037)					8,914,704

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%

Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4(a)	Aaa	5.196%	09/10/47	20	21,570
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	500	500,553
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	600	630,591
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.769%	06/10/46	175	191,059
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	524,597
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.441%	02/15/39	600	643,429
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	710,928
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	940	960,617
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	423,458
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.202%	12/15/44	610	653,692
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	700	722,222
LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class A3(a)	Aaa	4.559%	09/15/27	500	508,204
LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	500	507,048
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.232%	11/12/37	100	107,500
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	546,640
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	750	799,319

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,073,766

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,431,501)					9,525,193

CORPORATE BONDS — 5.1%

Banking — 2.0%

Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	55	58,949
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	50	61,694
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	349,357
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	150	152,300
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	75	72,476
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	55,344
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	100	108,911
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	1,800	1,794,402
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	6.125%	01/11/21	135	138,790
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	255,493
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	163,833

					3,211,549

Cable — 0.1%

Comcast Corp., Gtd. Notes(c)	Baa1	5.150%	03/01/20	125	130,120

Capital Goods — 0.1%

ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(d)(e)	Baa1	2.750%	07/01/13	105	106,297

Energy — Integrated — 0.4%

BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	70,391
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,857
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100%	06/01/18	200	225,846
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	175	178,613

					582,707

Energy — Other

Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	9.625%	03/01/19	50	63,679

Foods — 0.6%

Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	425	448,909
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	150	163,716
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	150	152,535
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	100	105,575
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	84,612

					955,347

Healthcare & Pharmaceutical — 0.3%

Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	223,544
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	190	191,857

					415,401

Insurance — 0.2%

Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	67,439
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	155	155,353
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	175	182,216

					405,008

Media & Entertainment — 0.1%

NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	170	169,210

Metals — 0.3%

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	95	95,940
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	6.125%	06/01/18	150	158,888
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	175	187,230
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,026

					467,084

Non-Captive Finance — 0.1%

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	75	79,352
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	50	54,588

					133,940

Pipelines & Other — 0.1%

Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	128,934

Retailers — 0.2%

CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	203,163
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	200,499

					403,662

Telecommunications — 0.6%

AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	352,366
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	96,361
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	50	54,657
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	345	346,669
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	84	85,002

					935,055

Tobacco

Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	55	72,332

TOTAL CORPORATE BONDS (cost $8,153,870)					8,180,325

NON-CORPORATE FOREIGN AGENCY — 0.9%

Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $1,495,545)	Aaa	1.500%	03/28/14	1,500	1,488,660

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.7%

Federal Home Loan Mortgage Corp		1.375%	02/25/14	9,430	9,434,347
Federal Home Loan Mortgage Corp		1.750%	09/10/15	10,000	9,815,240
Federal Home Loan Mortgage Corp		5.125%	11/17/17	1,500	1,689,714
Federal National Mortgage Association		2.375%	04/11/16	8,185	8,159,135
Federal National Mortgage Association(f)		5.540%	11/15/21	820	513,394
Financing Corp. FICO Strips Principal, Ser. 11P(f)		3.660%	02/08/18	380	302,855
Financing Corp. FICO Strips Principal, Ser. 15P(f)		4.070%	03/07/19	9,400	7,080,860
Residual Funding — Strip Principal(f)		4.090%	10/15/19	7,000	5,167,036
Tennessee Valley Authority		5.500%	07/18/17	5,950	6,817,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,370,239)					48,980,353

U.S. TREASURY OBLIGATIONS — 30.6%

U.S. Treasury Bonds		4.250%	11/15/40	1,225	1,171,598
U.S. Treasury Bonds		7.500%	11/15/24	440	607,200
U.S. Treasury Bonds(c)		9.125%	05/15/18	7,290	10,270,356
U.S. Treasury Notes(h)		1.125%	12/15/11	500	503,106
U.S. Treasury Notes(c)		1.250%	03/15/14	10,925	10,921,613
U.S. Treasury Notes(i)		1.375%	11/15/12	2,150	2,176,372
U.S. Treasury Notes(c)		2.125%	02/29/16	1,715	1,709,640
U.S. Treasury Notes		2.250%	03/31/16	8,100	8,109,477
U.S. Treasury Notes		2.375%	07/31/17	6,000	5,880,000
U.S. Treasury Notes		2.625%	02/29/16	3,950	4,030,232
U.S. Treasury Notes(c)		3.625%	02/15/21	990	1,004,077
U.S. Treasury Notes		4.625%	11/15/16	650	724,598
U.S. Treasury Strips Coupon(g)(h)		4.200%	08/15/23	2,000	1,195,460
U.S. Treasury Strips Coupon(g)		4.300%	05/15/24	800	457,756

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,840,476)					48,761,485

TOTAL LONG-TERM INVESTMENTS (cost $126,211,668)					125,850,720

SHORT-TERM INVESTMENT — 34.4%

AFFILIATED MONEY MARKET MUTUAL FUND	Shares

Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $54,785,825; includes $22,673,582 of cash collateral received for securities on loan)(j)(k)	54,785,825	54,785,825

TOTAL INVESTMENTS — 113.3% (cost $180,997,493)		180,636,545

Liabilities in excess of other assets(l) (13.3)%		(21,220,833)

NET ASSETS — 100.0%		$159,415,712

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,225,384; cash collateral of $22,673,582 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Indicates a security that has been deemed illiquid.

(e)	Indicates a restricted security; the aggregate original cost of such securities is $104,838. The aggregate value of $106,297 is approximately 0.1% of net assets.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(g)	Rate shown reflects the effective yield at March 31, 2011.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

				Value at	Unrealized
Number of		Expiration	Value at	March 31,	Appreciation
Contracts	Type	Date	Trade Date	2011	(Depreciation)(1)
Long Positions:
248	10 Year U.S. Treasury Notes	Jun. 2011	$29,542,858	$29,519,750	$(23,108)
25	U.S. Long Bond	Jun. 2011	3,021,550	3,004,687	(16,863)

					(39,971)

Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2011	218,825	218,125	700
873	5 Year U.S. Treasury Notes	Jun. 2011	101,188,377	101,956,851	(768,474)
10	U.S. Ultra Bond	Jun. 2011	1,246,249	1,235,625	10,624

					(757,150)

					$(797,121)

(1)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value(3)	Paid (Received)	(Depreciation)(4)
Bank of America, NA(1)	12/31/17	$16,000	2.267%	3 month LIBOR	$(649,120)	$—	$(649,120)
Barclays Bank PLC(1)	12/31/17	5,000	3.795%	3 month LIBOR	481,150	—	481,150
Barclays Bank PLC(2)	09/10/20	775	2.620%	3 month LIBOR	53,799	—	53,799
Citibank NA(1)	03/15/16	1,125	2.404%	3 month LIBOR	203	—	203
Citibank NA(1)	03/23/16	560	2.251%	3 month LIBOR	(3,943)	—	(3,943)
Citibank NA(1)	12/31/17	10,380	2.252%	3 month LIBOR	(424,334)	—	(424,334)
Citibank NA(1)	12/31/17	19,000	2.724%	3 month LIBOR	(84,740)	—	(84,740)
Citibank NA(1)	12/31/17	38,885	2.994%	3 month LIBOR	711,595	—	711,595
Citibank NA(1)	12/31/17	2280	3.016%	3 month LIBOR	43,024	—	43,024
Citibank NA(2)	03/25/14	1,500	1.364%	3 month LIBOR	5,798	—	5,798
Citibank NA(2)	03/15/16	1,685	2.555%	3 month LIBOR	(14,018)	—	(14,018)
Citibank NA(2)	09/23/20	8,140	2.685%	3 month LIBOR	532,668	—	532,668
Citibank NA(2)	11/12/20	11,515	2.888%	3 month LIBOR	469,057	—	469,057
JP Morgan Chase Bank(1)	12/31/17	49,600	3.054%	3 month LIBOR	386,384	—	386,384
JP Morgan Chase Bank(2)	12/31/17	22,800	0.000%	3 month LIBOR	(163,476)	—	(163,476)
Morgan Stanley Capital Services(1)	03/08/16	205	2.387%	3 month LIBOR	203	—	203
Morgan Stanley Capital Services(1)	03/23/16	520	2.251%	3 month LIBOR	(3,661)	—	(3,661)
Morgan Stanley Capital Services(1)	12/31/17	20,300	2.602%	3 month LIBOR	(457,156)	—	(457,156)
Morgan Stanley Capital Services(1)	12/31/17	24,300	2.637%	3 month LIBOR	(487,458)	—	(487,458)
Morgan Stanley Capital Services(1)	12/31/17	610	3.567%	3 month LIBOR	41,407	—	41,407
Morgan Stanley Capital Services(2)	02/16/16	715	2.555%	3 month LIBOR	(7,959)	—	(7,959)
Morgan Stanley Capital Services(2)	09/17/20	11,185	2.708%	3 month LIBOR	702,704	—	702,704
Morgan Stanley Capital Services(2)	09/30/20	6,810	2.485%	3 month LIBOR	563,915	—	563,915
UBS AG(2)	10/01/20	6,680	2.523%	3 month LIBOR	454,716	—	454,716

					$2,150,758	$—	$2,150,758

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Includes 11 securities representing $(602,724) and (0.4)% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.

(4)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 —	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$8,914,704	$—
Commercial Mortgage-Backed Securities	—	9,525,193	—
Corporate Bonds	—	8,180,325	—
Non-Corporate Foreign Agency	—	1,488,660	—
U.S. Government Agency Obligations	—	48,980,353	—
U.S. Treasury Obligations	—	48,761,485	—
Affiliated Money Market Mutual Fund	54,785,825	—	—
Other Financial Instruments*
Futures Contracts	(797,121)	—	—
Interest Rate Swaps	—	2,753,482	(602,724)

Total	$53,988,704	$128,604,202	$(602,724)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 53.7%

ASSET-BACKED SECURITIES — 4.3%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$800	$801,316
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	207	206,893
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	337	336,743
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.325%	12/15/14	1,000	997,981
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.322%	04/24/14	1,000	998,698
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.370%	12/15/18	1,000	979,000
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	1,100	1,115,912
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	605	611,649
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	59	59,467
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	342	346,478
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	1,000	996,692

TOTAL ASSET-BACKED SECURITIES (cost $6,959,264)					7,450,829

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%

Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4	Aaa	4.668%	07/10/43	750	787,505
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	420	424,039
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	800	833,630
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	370	378,832
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	800	829,392
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(a)	Aaa	5.346%	01/15/46	700	751,282
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	338	338,590
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	477	481,553
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	500	507,806
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	846	864,555
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	900	921,802
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	358,584
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.849%	04/15/45	661	663,467
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	500	515,873
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	310	321,154
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	891	892,109
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	850	855,390
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	101	101,492
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	408,425
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	700	751,636
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	174	174,258
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	360	362,138

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	540	550,105
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.855%	02/15/51	776	796,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,117,960)					13,869,698

CORPORATE BONDS — 6.1%

Banking — 2.4%

Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	400	451,730
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	255	287,999
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	200	246,775
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	50	50,767
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	304,394
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	408,415
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	2,000	1,993,780
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	425	449,966
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	70	71,965

					4,265,791

Capital Goods — 0.2%

United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	399,227

Electric — 0.1%

Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	136,601

Energy-Integrated — 0.3%

BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	49,618
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	250	257,438
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	174,717

					481,773

Energy-Other — 0.1%

Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	65	64,378
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	29,789

					94,167

Foods — 0.7%

Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	225	276,820
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	125	136,926
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(c)	A+(b)	4.250%	03/01/15	450	483,374
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	310,243

					1,207,363

Healthcare & Pharmaceutical — 0.3%

Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	270,624
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	311,705

					582,329

Healthcare Insurance — 0.2%

Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	333,666

Insurance — 0.2%

MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	290	352,517

Media & Entertainment — 0.1%

NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	60	57,443
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	151,434

					208,877

Metals — 0.1%

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	80	80,791
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	125	132,407

					213,198

Non-Captive Finance — 0.1%

General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(c)	Aa2	6.000%	08/07/19	200	218,353

Pipelines & Other — 0.1%

Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	212,360

Retailers — 0.5%

CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	315	361,330
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	426,449

					787,779

Technology — 0.2%

Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	275,558

Telecommunications — 0.3%

Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	290	317,008
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	135	136,716

					453,724

Tobacco — 0.2%

Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	295	387,959

TOTAL CORPORATE BONDS (cost $9,937,761)					10,611,242

MUNICIPAL BOND — 0.1%

State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	266,608

NON-CORPORATE FOREIGN AGENCY — 1.1%

Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $1,994,060)	Aaa	1.500%	03/28/14	2,000	1,984,880

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%

PNC Funding Corp., FDIC Gtd. Notes(a)		0.503%	04/01/12	10,800	10,829,862
Federal National Mortgage Association		2.375%	04/11/16	8,000	7,974,720
Tennessee Valley Authority, Notes		4.500%	04/01/18	8,000	8,681,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,464,376)					27,486,230

U.S. TREASURY OBLIGATIONS — 18.5%

U.S. Treasury Bonds		4.250%	11/15/40	1,150	1,099,867
U.S. Treasury Bonds		5.250%	11/15/28	195	219,527
U.S. Treasury Bonds(c)		7.500%	11/15/24	1,500	2,070,000
U.S. Treasury Notes(c)		1.000%	01/15/14	4,590	4,567,408
U.S. Treasury Notes		1.125%	12/15/11	1,000	1,006,211
U.S. Treasury Notes		1.250%	03/15/14	6,855	6,852,875
U.S. Treasury Notes		2.125%	02/29/16	965	961,985
U.S. Treasury Notes		2.250%	03/31/16	835	835,977
U.S. Treasury Notes		2.625%	02/29/16	4,950	5,050,544
U.S. Treasury Notes		3.625%	02/15/21	1,060	1,075,072
U.S. Treasury Strips Coupon(d)		3.170%	11/15/18	1,885	1,481,082
U.S. Treasury Strips Coupon(d)(f)		4.300%	05/15/24	7,390	4,228,521
U.S. Treasury Strips Coupon(d)		4.330%	08/15/24	1,615	910,616
U.S. Treasury Strips Coupon(d)		4.330%	11/15/24	820	455,179
U.S. Treasury Strips Coupon(d)		5.440%	11/15/23	410	241,547
U.S. Treasury Strips Coupon(d)		5.980%	05/15/25	1,400	754,141
U.S. Treasury Strips Principal(e)		3.020%	08/15/17	615	514,590

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,901,790)					32,325,142

TOTAL LONG-TERM INVESTMENTS (cost $90,626,756)					93,994,629

	Shares
SHORT-TERM INVESTMENT — 53.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $93,410,559)(g)	93,410,559	93,410,559

TOTAL INVESTMENTS — 107.1% (cost $184,037,315)		187,405,188

Liabilities in excess of other assets(h) — (7.1)%		(12,417,934)

NET ASSETS — 100.0%		$174,987,254

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Rate shown reflects the effective yield at March 31, 2011.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

				Value at
Number of		Expiration	Value at Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2011	Appreciation (Depreciation)(1)
Short Positions:
149	5 Year U.S. Treasury Notes	Jun. 2011	$17,389,734	$17,401,570	$(11,836)
134	10 Year U.S. Treasury Notes	Jun. 2011	16,020,049	15,950,188	69,861
43	U.S. Long Bonds	Jun. 2011	5,173,398	5,168,063	5,335
5	U.S. Ultra Bonds	Jun. 2011	623,515	617,812	5,703

					$69,063

(1)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Citibank, NA(1)	03/15/16	$450	2.404%	3 month LIBOR	$81	$—	$81
Citibank, NA(1)	03/23/16	220	2.251%	3 month LIBOR	(1,549)	—	(1,549)
Citibank, NA(1)	02/15/17	1,170	3.363%	3 month LIBOR	45,660	—	45,660
Citibank, NA(1)	02/15/17	6,470	3.366%	3 month LIBOR	253,411	—	253,411
Citibank, NA(1)	12/31/18	45,000	3.376%	3 month LIBOR	339,609	—	339,609
Citibank, NA(1)	03/15/20	2,500	3.769%	3 month LIBOR	76,755	—	76,755
JPMorgan Chase Bank(1)	12/31/18	5,600	3.296%	3 month LIBOR	34,130	—	34,130
Merrill Lynch Capital Services, Inc.(1)	12/31/18	132,800	2.807%	3 month LIBOR	(2,733,165)	—	(2,733,165)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	160	2.387%	3 month LIBOR	158	—	158
Morgan Stanley Capital Services, Inc.(1)	03/23/16	400	2.251%	3 month LIBOR	(2,816)	—	(2,816)
Morgan Stanley Capital Services, Inc.(1)	12/31/18	10,000	3.079%	3 month LIBOR	(161,042)	—	(161,042)
Citibank, NA(2)	03/25/14	2,000	1.364%	3 month LIBOR	7,731	—	7,731
Citibank, NA(2)	03/15/16	670	2.555%	3 month LIBOR	(5,574)	—	(5,574)
Citibank, NA(2)	12/31/18	11,890	2.463%	3 month LIBOR	589,837	—	589,837
Deutsche Bank AG(2)	11/15/19	1,660	4.546%	3 month LIBOR	(336,016)	—	(336,016)
Deutsche Bank AG(2)	05/15/21	1,548	4.419%	3 month LIBOR	(267,445)	—	(267,445)
Deutsche Bank AG(2)	05/15/21	1,543	4.446%	3 month LIBOR	(272,608)	—	(272,608)
JPMorgan Chase Bank(2)	12/10/11	1,000	2.335%	3 month LIBOR	(20,581)	—	(20,581)
JPMorgan Chase Bank(2)	10/27/13	9,730	3.535%	3 month LIBOR	(698,464)	—	(698,464)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	565	2.555%	3 month LIBOR	(6,289)	—	(6,289)
Morgan Stanley Capital Services, Inc.(2)	12/31/18	16,000	2.871%	3 month LIBOR	(246,094)	—	(246,094)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	1,245	2.708%	3 month LIBOR	78,218	—	78,218

					$(3,326,053)	$—	$(3,326,053)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$7,450,829	$—
Commercial Mortgage-Backed Securities	—	13,869,698	—
Corporate Bonds	—	10,611,242	—
Municipal Bond	—	266,608	—
Non-Corporate Foreign Agency	—	1,984,880	—
U.S. Government Agency Obligations	—	27,486,230	—
U.S. Treasury Obligations	—	32,325,142	—
Affiliated Money Market Mutual Fund	93,410,559	—	—
Other Financial Instruments*			—
Futures Contracts	69,063	—	—
Interest Rate Swaps	—	(3,326,053)	—

Total	$93,479,622	$90,668,576	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 57.8%

ASSET-BACKED SECURITIES — 7.6%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$600	$600,987
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.325%	12/15/14	1,000	997,981
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.322%	04/24/14	1,000	998,698
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.370%	12/15/18	1,000	979,000
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	800	811,572
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	432	436,892
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	42	42,477
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	245	247,484
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	1,000	996,692

TOTAL ASSET-BACKED SECURITIES (cost $5,618,123)					6,111,783

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	282,693
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	500	521,019
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	300	315,295
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	281,565
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	518,370
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	211	211,619
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	224	226,330
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	450	457,025
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	470	480,309
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	400	409,689
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	358,584
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.849%	04/15/45	496	497,600
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	450	464,286
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	207,196
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	545	545,178
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	402,536
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	68	68,627
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	306,319
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	700	751,636
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	105	104,554
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	270	271,604
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	450	458,421
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.855%	02/15/51	485	497,551

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,507,008)					8,638,006

CORPORATE BONDS — 8.7%

Banking — 3.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	250	282,331
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	186,353
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	150	185,081
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	35	35,537
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	193,705
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	245	266,831
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	1,000	996,890
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	291,154
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	60	61,684

					2,499,566

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	275,523

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	109,281

Energy — Integrated — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	44,656
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	180,206
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	109,199

					334,061

Energy — Other — 0.1%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	60	59,426
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	29,789

					89,215

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	175	215,304
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	90	98,587
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(c)	A+(b)	4.250%	03/01/15	300	322,250
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	225,631

					861,772

Healthcare & Pharmaceutical — 0.5%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	178,612
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	204,025

					382,637

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	218,609

Insurance — 0.3%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	230,959

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	55	52,656
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	92,814

					145,470

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	70	70,693
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	110	116,518

					187,211

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	150	163,765

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	156,147

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	235	269,564
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	313,414

					582,978

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	206,669

Telecommunications — 0.4%
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	196,763
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	100	101,271

					298,034

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	263,023

TOTAL CORPORATE BONDS (cost $6,542,967)					7,004,920

MUNICIPAL BOND — 0.2%
State of California GO, Taxable Var. Purp. 3 (cost $125,773)	A1	5.450%	04/01/15	125	133,304

NON-CORPORATE FOREIGN AGENCY — 0.6%
Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $498,515)	Aaa	1.500%	03/28/14	500	496,220

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%

Israel Government AID Bond (Israel)(f)		4.540%	03/15/20	1,000	708,007
Financing Corp. FICO Strips, Ser. D-P(d)		3.770%	09/26/19	2,900	2,118,740
PNC Funding Corp., FDIC Gtd. Notes(a)		0.503%	04/01/12	6,400	6,417,696

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,143,376)					9,244,443

U.S. TREASURY OBLIGATIONS — 18.6%

U.S. Treasury Bonds(c)		4.250%	11/15/40	835	798,599
U.S. Treasury Bonds		4.750%	02/15/41	335	348,191
U.S. Treasury Bonds		5.250%	11/15/28	190	213,898
U.S. Treasury Bonds		7.500%	11/15/24	310	427,800
U.S. Treasury Notes		0.625%	06/30/12	855	857,206
U.S. Treasury Notes(c)		1.125%	12/15/11	1,000	1,006,211
U.S. Treasury Notes(c)		1.375%	01/15/13	3,015	3,050,686
U.S. Treasury Notes		2.125%	02/29/16	400	398,750
U.S. Treasury Notes		2.250%	03/31/16	3,025	3,028,539
U.S. Treasury Notes		3.625%	02/15/21	840	851,944
U.S. Treasury Strips Coupon(d)(e)		4.300%	05/15/24	5,220	2,986,858
U.S. Treasury Strips Coupon(d)		4.330%	08/15/24	375	211,443
U.S. Treasury Strips Coupon(d)		4.330%	11/15/24	375	208,161
U.S. Treasury Strips Coupon(d)		5.440%	11/15/23	250	147,285
U.S. Treasury Strips Coupon(d)		5.980%	05/15/25	500	269,336
U.S. Treasury Strips Principal(f)		3.020%	08/15/17	285	238,468

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,686,310)					15,043,375

TOTAL LONG-TERM INVESTMENTS (cost $44,122,072)					46,672,051

SHORT-TERM INVESTMENT — 39.9%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $32,220,270)(g)	32,220,270	32,220,270

TOTAL INVESTMENTS — 97.7% (cost $76,342,342)		78,892,321

Other assets in excess of liabilities(h) — 2.3%		1,865,661

NET ASSETS — 100.0%		$80,757,982

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Rate shown reflects the effective yield at March 31, 2011.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts outstanding at March 31, 2011:

				Value at
Number of		Expiration	Value at Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2011	Appreciation (Depreciation)(1)
Long Position:
47	5 Year U.S. Treasury Notes	Jun. 2011	$5,490,654	$5,489,086	$(1,568)

Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2011	1,313,262	1,308,750	4,512
146	10 Year U.S. Treasury Notes	Jun. 2011	17,281,585	17,378,562	(96,977)
44	U.S. Long Bonds	Jun. 2011	5,262,000	5,288,250	(26,250)
7	U.S. Ultra Bonds	Jun. 2011	858,665	864,938	(6,273)

					(124,988)

					$(126,556)

(1)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Citibank, NA(1)	03/15/16	$240	2.404%	3 month LIBOR	$43	$—	$43
Citibank, NA(1)	03/23/16	120	2.251%	3 month LIBOR	(845)	—	(845)
JP Morgan Chase Bank(1)	12/31/19	934	4.690%	3 month LIBOR	209,983	—	209,983
JP Morgan Chase Bank(1)	12/31/19	2,200	4.383%	3 month LIBOR	390,493	—	390,493
JP Morgan Chase Bank(1)	12/31/19	3,700	4.886%	3 month LIBOR	938,187	—	938,187
JP Morgan Chase Bank(1)	12/31/19	3,995	4.700%	3 month LIBOR	913,868	—	913,868
JP Morgan Chase Bank(1)	12/31/19	5,220	4.256%	3 month LIBOR	854,208	—	854,208
JP Morgan Chase Bank(1)	12/31/19	5,376	4.805%	3 month LIBOR	1,309,215	—	1,309,215
JP Morgan Chase Bank(1)	12/31/19	10,600	4.137%	3 month LIBOR	1,546,189	—	1,546,189
JP Morgan Chase Bank(1)	12/31/19	16,565	3.538%	3 month LIBOR	211,339	—	211,339
Merrill Lynch Capital Services, Inc.(1)	12/31/19	68,275	2.899%	3 month LIBOR	(2,314,036)	—	(2,314,036)
Morgan Stanley Capital Services(1)	03/08/16	105	2.387%	3 month LIBOR	104	—	104
Morgan Stanley Capital Services(1)	03/23/16	260	2.251%	3 month LIBOR	(1,830)	—	(1,830)
Barclays Bank PLC(2)	09/10/20	3,685	2.620%	3 month LIBOR	255,807	—	255,807
Citibank, NA(2)	03/25/14	500	1.364%	3 month LIBOR	1,933	—	1,933
Citibank, NA(2)	03/15/16	360	2.555%	3 month LIBOR	(2,995)	—	(2,995)
Citibank, NA(2)	12/31/19	6,055	2.619%	3 month LIBOR	361,416	—	361,416
Citibank, NA(2)	11/12/20	3,150	2.888%	3 month LIBOR	128,313	—	128,313
Deutsche Bank AG(2)	11/15/19	957	4.546%	3 month LIBOR	(193,637)	—	(193,637)
Deutsche Bank AG(2)	05/15/20	957	4.246%	3 month LIBOR	(151,855)	—	(151,855)
Deutsche Bank AG(2)	05/15/21	889	4.446%	3 month LIBOR	(157,096)	—	(157,096)
Deutsche Bank AG(2)	05/15/21	892	4.419%	3 month LIBOR	(154,121)	—	(154,121)
JP Morgan Chase Bank(2)	12/10/11	700	2.335%	3 month LIBOR	(14,407)	—	(14,407)
JP Morgan Chase Bank(2)	10/27/13	3,640	3.535%	3 month LIBOR	(261,296)	—	(261,296)
Morgan Stanley Capital Services(2)	02/16/16	370	2.555%	3 month LIBOR	(4,119)	—	(4,119)
Morgan Stanley Capital Services(2)	12/31/19	200	3.677%	3 month LIBOR	(13,794)	—	(13,794)
Morgan Stanley Capital Services(2)	12/31/19	300	3.585%	3 month LIBOR	(17,398)	—	(17,398)
Morgan Stanley Capital Services(2)	12/31/19	400	3.780%	3 month LIBOR	(32,034)	—	(32,034)
Morgan Stanley Capital Services(2)	12/31/19	535	3.836%	3 month LIBOR	(46,201)	—	(46,201)
Morgan Stanley Capital Services(2)	12/31/19	700	3.355%	3 month LIBOR	(30,933)	—	(30,933)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.157%	3 month LIBOR	(23,643)	—	(23,643)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.496%	3 month LIBOR	(60,662)	—	(60,662)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.555%	3 month LIBOR	(67,306)	—	(67,306)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.843%	3 month LIBOR	(89,495)	—	(89,495)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.892%	3 month LIBOR	(95,370)	—	(95,370)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.005%	3 month LIBOR	(107,931)	—	(107,931)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.191%	3 month LIBOR	(137,472)	—	(137,472)
Morgan Stanley Capital Services(2)	12/31/19	1,400	3.628%	3 month LIBOR	(89,907)	—	(89,907)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.102%	3 month LIBOR	(26,923)	—	(26,923)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.110%	3 month LIBOR	(27,983)	—	(27,983)
Morgan Stanley Capital Services(2)	12/31/19	1,950	3.193%	3 month LIBOR	(57,162)	—	(57,162)
Morgan Stanley Capital Services(2)	12/31/19	2,355	3.729%	3 month LIBOR	(57,736)	—	(57,736)
Morgan Stanley Capital Services(2)	12/31/19	3,200	3.193%	3 month LIBOR	(88,888)	—	(88,888)
Morgan Stanley Capital Services(2)	09/17/20	1,145	2.708%	3 month LIBOR	71,935	—	71,935
UBS AG(2)	10/01/20	1,460	2.523%	3 month LIBOR	99,384	—	99,384

					$2,965,342	$—	$2,965,342

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$6,111,783	$—
Commercial Mortgage-Backed Securities	—	8,638,006	—
Corporate Bonds	—	7,004,920	—
Municipal Bond	—	133,304	—
Non-Corporate Foreign Agency	—	496,220	—
U.S. Government Agency Obligations	—	9,244,443	—
U.S. Treasury Obligations	—	15,043,375	—
Affiliated Money Market Mutual Fund	32,220,270	—	—
Other Financial Instruments*			—
Futures Contracts	(126,556)	—	—
Interest Rate Swaps	—	2,965,342	—

Total	$32,093,714	$49,637,393	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 79.7%

ASSET-BACKED SECURITIES — 8.4%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	$900	$901,480
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.315%	04/15/16	60	59,735
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	256	256,266
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	343	345,891
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	55	55,121
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.505%	01/15/16	1,000	1,000,173
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	345	344,822
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	96	96,212
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.455%	05/15/15	40	40,848
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	840	945,030
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	1,000	1,014,465
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	130	131,068
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	41	41,640
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	8	8,495
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	32	32,422
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	440	445,471
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	1,000	996,692
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	10	9,943
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.555%	10/15/12	95	95,396
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3B(a)	Aaa	1.605%	04/15/13	32	32,580
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	11	10,592

TOTAL ASSET-BACKED SECURITIES (cost $6,860,667)					6,864,342

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%

Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.769%	06/10/46	225	245,647
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.441%	02/15/39	750	804,286
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	750	761,709
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	423,458
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.202%	12/15/44	730	782,287
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	750	773,810
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	250	253,533
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.232%	11/12/37	100	107,500
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	700	765,295
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	900	959,183
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,100	1,181,143

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,923,438)					7,057,851

CORPORATE BONDS — 8.0%

Banking — 2.7%
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	80	85,744
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	75	92,541
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	175	177,684
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	100	96,635
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	55,344

Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	100	107,414
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	1,000	996,890
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	75	77,105
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	290	308,721
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	175	191,138

					2,189,216

Capital Goods — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $124,808; purchased 06/24/10)(c)(d)	Baa1	2.750%	07/01/13	125	126,544
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	02/01/19	75	87,489

					214,033

Energy — Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	65	64,503
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,857
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	205	209,233

					381,593

Energy — Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	80	79,235
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	75	82,888

					162,123

Foods — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20	100	104,581
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	175	191,002
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	175	177,958
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	84,612

					558,153

Healthcare & Pharmaceutical — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	260	264,188
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	100	102,446
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	50	56,673
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	225	227,200

					650,507

Insurance — 0.5%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	77,814
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	170	170,388
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	200	208,246

					456,448

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	85	81,378
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	55	56,081

					137,459

Metals — 0.6%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	110	111,089
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	165	174,777
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	213,977
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	30	30,031

					529,874

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	75	79,351
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	75	81,883

					161,234

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	57,161
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	150	154,721

					211,882

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	250	253,953
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	200	229,142

					483,095

Telecommunications — 0.3%
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	50	54,657
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	110	111,398
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	88	89,050

					255,105

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	105	138,087

TOTAL CORPORATE BONDS (cost $6,485,654)					6,528,809

NON-CORPORATE FOREIGN AGENCY — 0.6%
Bank Nederlandse Gemeenten (Netherlands), Notes, 144A (cost $498,515)	Aaa	1.500%	03/28/14	500	496,220

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.4%
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	5,000	5,632,380
Federal National Mortgage Association		5.375%	06/12/17	5,000	5,701,245
Financing Corp. FICO Strips Coupon, Ser. D-P(e)		3.770%	09/26/19	6,890	5,033,834
Israel Government AID Bond (Israel), Gtd. Notes., Ser. 11-Z(f)		3.700%	05/15/19	1,100	818,606
Israel Government AID Bond (Israel)(f)		4.540%	03/15/20	3,000	2,124,021
Residual Funding Corp. Strips Principal(f)		4.520%	07/15/20	10,800	7,572,495
Residual Funding Corp. Strips Principal(f)		4.690%	01/15/21	3,500	2,386,447
Tennessee Valley Authority		3.875%	02/15/21	3,845	3,857,704

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,719,370)					33,126,732

U.S. TREASURY OBLIGATIONS — 13.7%

U.S. Treasury Bonds(g)		4.250%	11/15/40	850	812,945
U.S. Treasury Notes(h)		1.125%	12/15/11	700	704,348
U.S. Treasury Notes(g)		1.250%	03/15/14	3,320	3,318,971
U.S. Treasury Notes		2.250%	03/31/16	4,015	4,019,697
U.S. Treasury Notes(g)		4.625%	11/15/16	1,085	1,209,521
U.S. Treasury Notes(g)		2.125%	02/29/16	630	628,031
U.S. Treasury Notes		3.625%	02/15/21	500	507,110
U.S. Treasury Strips Principal(f)		3.020%	08/15/17	85	71,122

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,258,078)					11,271,745

TOTAL LONG-TERM INVESTMENTS (cost $63,745,722)					65,345,699

	Shares
SHORT-TERM INVESTMENT — 21.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,839,360)(i)	17,839,360	17,839,360

TOTAL INVESTMENTS — 101.5% (cost $81,585,082)		83,185,059

Liabilities in excess of other assets(j) — (1.5)%		(1,225,893)

NET ASSETS — 100.0%		$81,959,166

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such security is $124,808. The aggregate value of $126,544 is approximately 0.2% of net assets.

(e)	Rate shown reflects the effective yield at March 31, 2011.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

				Value at	Unrealized
Number of		Expiration	Value at Trade	March 31,	Appreciation
Contracts	Type	Date	Date	2011	(Depreciation)(1)
Short Positions:
125	5 Year U.S. Treasury Notes	Jun. 2011	$14,505,534	$14,598,633	$(93,099)
191	10 Year U.S. Treasury Notes	Jun. 2011	22,738,926	22,734,969	3,957
22	U.S. Long Bonds	Jun. 2011	2,652,046	2,644,125	7,921
4	U.S. Ultra Bonds	Jun. 2011	499,456	494,250	5,206

					$(76,015)

(1)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value(3)	Paid (Received)	(Depreciation)(4)
Bank of America, N.A.(1)	12/31/20	$5,900	2.744%	3 month LIBOR	$(427,101)	$—	$(427,101)
Citibank, N.A.(1)	03/15/16	620	2.404%	3 month LIBOR	112	—	112
Citibank, N.A.(1)	03/23/16	310	2.251%	3 month LIBOR	(2,182)	—	(2,182)
Citibank, N.A.(1)	12/31/20	20,000	3.832%	3 month LIBOR	943,800	—	943,800
Citibank, N.A.(1)	12/31/20	21,900	3.193%	3 month LIBOR	(531,294)	—	(531,294)
Citibank, N.A.(1)	12/31/20	26,900	2.721%	3 month LIBOR	(1,978,495)	—	(1,978,495)
Morgan Stanley Capital Services, Inc.(1)	03/08/16	115	2.387%	3 month LIBOR	114	—	114
Morgan Stanley Capital Services, Inc.(1)	03/23/16	300	2.251%	3 month LIBOR	(2,112)	—	(2,112)
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,500	3.435%	3 month LIBOR	16,155	—	16,155
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,600	4.058%	3 month LIBOR	385,940	—	385,940
Barclay Bank, PLC(2)	09/10/20	2,880	2.620%	3 month LIBOR	199,925	—	199,925
Citibank, N.A.(2)	03/25/14	500	1.364%	3 month LIBOR	1,933	—	1,933
Citibank, N.A.(2)	03/15/16	930	2.555%	3 month LIBOR	(7,737)	—	(7,737)
JP Morgan Chase Bank, N.A.(2)	12/31/20	2,600	3.705%	3 month LIBOR	(30,212)	—	(30,212)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	410	2.555%	3 month LIBOR	(4,564)	—	(4,564)
UBS AG(2)	10/01/20	9,875	2.523%	3 month LIBOR	672,204	—	672,204
					[a] [a] [a] [a]
					$(763,514)	$—	$(763,514)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Includes 7 securities representing $1,621,207 and 2.0% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.

(4)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,864,342	$—
Commercial Mortgage-Backed Securities	—	7,057,851	—
Corporate Bonds	—	6,528,809	—
Non-Corporate Foreign Agency	—	496,220	—
U.S. Government Agency Obligations	—	33,126,732	—
U.S. Treasury Obligations	—	11,271,745	—
Affiliated Money Market Mutual Fund	17,839,360	—	—
Other Financial Instruments*
Futures Contracts	(76,015)	—	—
Interest Rate Swaps	—	857,693	(1,621,207)

Total	$17,763,345	$66,203,392	$(1,621,207)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 12/31/10	$(1,194,866)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(426,341)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 03/31/11	$(1,621,207)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(426,341) was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 72.9%

ASSET-BACKED SECURITIES — 3.1%

Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	$600	$600,448
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.505%	11/15/15	150	150,247
BA Credit Card Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.295%	12/15/16	1,495	1,481,752
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	64	64,653
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	128	128,133
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.505%	01/15/16	150	150,026
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.535%	02/15/14	92	91,952
Chase Issuance Trust, Ser. 2004-A8, Class A8(a)	Aaa	0.375%	09/15/15	1,400	1,397,983
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	1,340	1,507,548
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	3	2,785
Discover Card Master Trust, Ser. 2009-A2, Class A(a)	Aaa	1.555%	02/17/15	1,600	1,623,145
Ford Credit Auto Owner Trust, Ser. 2010-B, Class A2	Aaa	0.650%	12/15/12	199	198,675
Ford Credit Auto Owner Trust, Ser. 2011-A, Class A2	Aaa	0.620%	07/15/13	600	600,171
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	86	86,619
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	200	200,079
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.315%	11/16/15	150	149,504
USAA Auto Owner Trust, Ser. 2009-1, Class A3	Aaa	3.020%	06/17/13	21	21,582
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.204%	09/20/12	43	43,410
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	16	16,415

TOTAL ASSET-BACKED SECURITIES (cost $8,524,315)					8,515,127

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%

Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,090	1,091,205
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class AAB	AAA(b)	5.703%	06/11/50	900	945,886
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(a)	Aaa	5.346%	01/15/46	1,300	1,395,239
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.769%	06/10/46	50	54,588
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	524,597
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.546%	02/15/39	150	160,857
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	710,928
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	940	960,617
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	100	105,864
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.202%	12/15/44	110	117,879
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	700	722,223
LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class A3(a)	Aaa	4.559%	09/15/27	500	508,204
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A4	AAA(b)	4.954%	09/15/30	650	693,900
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(a)	Aaa	5.661%	03/15/39	481	518,646
LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	500	507,048
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.669%	05/12/39	25	27,138
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	150	159,864
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,050	1,127,454
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	1,000	1,018,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,351,719)					11,350,850

CORPORATE BONDS — 9.1%

Banking — 4.8%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.875%	01/05/21	1,000	1,044,178
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,075	1,326,417
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	349,357
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	1,125	1,142,252
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	1,125	1,087,147
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.500%	01/26/20	1,175	1,180,112
Nordea Eiendomskreditt AS (Norway), Covered Notes, 144A	Aaa	1.875%	04/07/14	6,000	5,981,340
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	120	123,369
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.750%	02/01/18	850	936,399

					13,170,571

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(c)(d)	Baa1	6.375%	10/15/17	275	308,297

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.250%	11/15/20	1,100	1,050,536

Energy — Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(e)	A2	4.500%	10/01/20	265	262,975
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	490	500,117

					763,092

Energy — Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes, Ser. 1	A2	4.100%	02/01/21	170	168,375
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	315	312,781

					481,156

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20	1,080	1,129,474
Dr. Pepper Snapple Group, Inc., Sr. Notes	Baa2	2.900%	01/15/16	170	168,570
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	725	765,416

					2,063,460

Media & Entertainment — 0.7%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	770	737,190
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	750	745,050
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	356,881

					1,839,121

Metals — 0.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	235	237,326
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Baa3	6.125%	06/01/18	370	391,924
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(e)	A3	9.000%	05/01/19	250	328,530
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	380,390

					1,338,170

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	750	761,752
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	325	343,856

					1,105,608

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	285	293,970
Plains All American Pipeline LP / Paa Finance Corp., Gtd. Notes	Baa3	5.000%	02/01/21	125	125,371

					419,341

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	300	344,124

Telecommunications — 0.3%
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	180	182,288
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	700	697,003

					879,291

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	735	966,611

TOTAL CORPORATE BONDS (cost $24,772,824)					24,729,378

NON-CORPORATE FOREIGN AGENCIES — 6.4%

Bank Nederlandse Gemeenten (Netherlands), Notes, 144A	Aaa	1.500%	03/28/14	3,000	2,977,320
Caisse d’amortissement de la Dette Sociale (France), 144A, MTN	Aaa	2.375%	03/31/16	14,630	14,489,815

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,456,707)					17,467,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%

Citigroup Funding, Inc., FDIC Gtd. Notes		2.250%	12/10/12	5,000	5,126,125
Federal Home Loan Banks		2.750%	12/12/14	13,000	13,427,934
Federal Home Loan Mortgage Corp.(e)		1.375%	02/25/14	9,430	9,434,347
Federal Home Loan Mortgage Corp.		1.750%	09/10/15	10,000	9,815,240
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	475	528,152
Federal National Mortgage Association		2.375%	04/11/16	8,185	8,159,135
Federal National Mortgage Association(f)		4.375%	10/15/15	1,750	1,909,213
Israel Government AID Bond (Israel), Gtd. Notes		5.500%	04/26/24	1,000	1,128,114
Resolution Funding Corp. Interest Strip(g)		6.750%	01/15/26	15,195	7,545,260
Resolution Funding Corp. Interest Strip(g)		6.840%	04/15/26	20,427	9,996,708
Tennessee Valley Authority		3.875%	02/15/21	11,540	11,578,128

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $78,694,703)					78,648,356

U.S. TREASURY OBLIGATIONS — 21.2%

U.S. Treasury Bonds		4.250%	11/15/40	1,230	1,176,379
U.S. Treasury Bonds(h)		6.250%	05/15/30	4,640	5,847,848
U.S. Treasury Bonds(h)		7.500%	11/15/24	5,505	7,596,900
U.S. Treasury Bonds(e)		9.125%	05/15/18	1,560	2,197,772
U.S. Treasury Notes		2.125%	02/29/16	2,235	2,228,015
U.S. Treasury Notes(e)		3.625%	02/15/21	515	522,323
U.S. Treasury Notes		2.250%	03/31/16	18,680	18,701,856
U.S. Treasury Notes		2.625%	02/29/16	5,950	6,070,856
U.S. Treasury Notes		2.625%	08/15/20	6,670	6,257,294
U.S. Treasury Strips Coupon(i)		3.170%	11/15/18	7,550	5,932,186
U.S. Treasury Strips Coupon(i)		4.300%	05/15/24	200	114,439
U.S. Treasury Strips Coupon(h)(i)		8.420%	08/15/33	3,230	1,109,214

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,189,619)					57,755,082

TOTAL LONG-TERM INVESTMENTS (cost $198,989,887)					198,465,928

Shares
SHORT-TERM INVESTMENTS — 40.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 7.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,203,175; includes $7,572,519 of cash collateral received for securities on loan)(j)(k)	21,203,175	21,203,175

			Principal
			Amount (000)	Value
U.S. TREASURY OBLIGATION — 33.1%
U.S. Treasury Bill (cost $89,977,250)	0.100%	06/30/11	$90,000	89,979,300

TOTAL SHORT-TERM INVESTMENTS (cost $111,180,425)				111,182,475

TOTAL INVESTMENTS — 113.8% (cost $310,170,312)				309,648,403

Liabilities in excess of other assets(l) (13.8)%				(37,642,584)

NET ASSETS — 100.0%				$272,005,819

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $308,080. The aggregate value of $308,297 is approximately 0.1% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,411,390; cash collateral of $7,572,519 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Rate shown reflects the effective yield at March 31, 2011.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

Number of		Expiration	Value at Trade	Value at March 31,	Unrealized
Contracts	Type	Date	Date	2011	Appreciation (Depreciation)(1)
Short Positions:
47	2 Year U.S. Treasury Notes	Jun. 2011	$10,259,082	$10,251,875	$7,207
885	5 Year U.S. Treasury Notes	Jun. 2011	103,289,592	103,358,320	(68,728)
478	10 Year U.S. Treasury Notes	Jun. 2011	56,948,806	56,896,937	51,869
68	U.S. Long Bond	Jun. 2011	8,200,033	8,172,630	27,403
42	U.S. Ultra Bond	Jun. 2011	5,128,832	5,189,625	(60,793)

					$(43,042)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed			Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Floating Rate	Fair Value(4)	Paid (Received)	(Depreciation)(3)
Bank of America NA(1)	12/31/21	$950	2.865%	3 month LIBOR	$(78,204)	$—	$(78,204)
Bank of America NA(1)	12/31/21	50,000	0.000%	3 month LIBOR	(2,214,000)	—	(2,214,000)
Barclays Bank PLC(1)	12/31/21	17,100	3.754%	3 month LIBOR	(79,686)	—	(79,686)
Citibank NA(1)	03/15/16	865	2.404%	3 month LIBOR	156	—	156
Citibank NA(1)	03/23/16	440	2.251%	3 month LIBOR	(3,098)	—	(3,098)
Citibank NA(1)	03/12/20	800	3.750%	3 month LIBOR	23,661	—	23,661
Citibank NA(1)	06/04/20	2,170	3.370%	3 month LIBOR	11,546	—	11,546
Citibank NA(1)	06/28/20	4,500	3.205%	3 month LIBOR	(50,957)	—	(50,957)
Citibank NA(1)	07/01/20	1,200	3.043%	3 month LIBOR	(31,274)	—	(31,274)
Citibank NA(1)	08/10/20	340	2.834%	3 month LIBOR	(16,409)	—	(16,409)
Citibank NA(1)	12/31/21	34,000	3.879%	3 month LIBOR	318,580	—	318,580
JPMorgan Chase Bank NA(1)	12/31/21	9,400	3.667%	3 month LIBOR	(131,694)	—	(131,694)
JPMorgan Chase Bank NA(1)	12/31/21	65,000	3.907%	3 month LIBOR	1,316,250	—	1,316,250
JPMorgan Chase Bank NA(1)	12/31/21	12,000	3.915%	3 month LIBOR	153,960	—	153,960
Morgan Stanley Capital Services, Inc.(1)	03/08/16	40	2.387%	3 month LIBOR	40	—	40
Morgan Stanley Capital Services, Inc.(1)	03/23/16	100	2.251%	3 month LIBOR	(704)	—	(704)
Morgan Stanley Capital Services, Inc.(1)	08/10/20	30,200	0.000%	3 month LIBOR	(879,424)	—	(879,424)
Morgan Stanley Capital Services, Inc.(1)	12/31/21	40,000	3.614%	3 month LIBOR	(796,400)	—	(796,400)
Morgan Stanley Capital Services, Inc.(1)	12/31/21	38,000	3.672%	3 month LIBOR	(513,760)	—	(513,760)
Citibank NA(2)	03/25/14	3,000	1.364%	3 month LIBOR	11,597	—	11,597
Citibank NA(2)	03/15/16	1,305	2.556%	3 month LIBOR	(10,857)	—	(10,857)
JPMorgan Chase Bank NA(2)	12/31/21	8,000	0.000%	3 month LIBOR	(106,160)	—	(106,160)
Morgan Stanley Capital Services, Inc.(2)	02/16/16	145	2.555%	3 month LIBOR	(1,614)	—	(1,614)
Morgan Stanley Capital Services, Inc.(2)	12/31/21	22,850	4.004%	3 month LIBOR	(551,599)	—	(551,599)
Morgan Stanley Capital Services, Inc.(2)	12/31/21	1,500	4.053%	3 month LIBOR	(45,855)	—	(45,855)
UBS AG(2)	08/10/20	855	2.523%	3 month LIBOR	58,201	—	58,201
UBS AG(2)	12/31/21	15,395	4.057%	3 month LIBOR	(484,943)	—	(484,943)

					$(4,102,647)	$—	$(4,102,647)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

(4)	Includes 14 securities representing $(4,092,935) and (1.5)% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$8,515,127	$—
Commercial Mortgage-Backed Securities	—	11,350,850	—
Corporate Bonds	—	24,729,378	—
Non-Corporate Foreign Agencies		17,467,135
U.S. Government Agency Obligations	—	78,648,356	—
U.S. Treasury Obligations	—	147,734,382	—
Affiliated Money Market Mutual Fund	21,203,175	—	—
Other Financial Instruments*
Futures Contracts	(43,042)	—	—
Interest Rate Swaps	—	(9,712)	(4,092,935)

Total	$21,160,133	$288,435,516	$(4,092,935)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 12/31/10	$(781,456)
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)***	(3,311,479)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 03/31/11	$(4,092,935)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $240,000.

***	Of which, $(3,029,210) was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 68.1%

NON-CORPORATE FOREIGN AGENCY — 3.0%

Caisse d’amortissement de la Dette Sociale (France), 144A, MTN (cost $365,843)	Aaa	2.375%	03/31/16	$370	$366,455

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.4%

Federal Home Loan Banks		2.750%	12/12/14	370	382,180
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	350	360,781
Federal National Mortgage Association		4.375%	10/15/15	400	436,391
Israel Government AID Bond (Israel)		5.500%	09/18/23	500	560,763
Tennessee Valley Auth., Sr. Unsec’d. Notes		3.875%	02/15/21	500	501,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,235,264)					2,241,767

U.S. TREASURY OBLIGATIONS — 46.7%

U.S. Treasury Bonds		4.250%	11/15/40	50	47,820
U.S. Treasury Bonds		4.750%	02/15/41	10	10,394
U.S. Treasury Bonds		6.750%	08/15/26	840	1,097,906
U.S. Treasury Notes		2.125%	02/29/16	75	74,766
U.S. Treasury Notes		2.250%	03/31/16	1,020	1,021,193
U.S. Treasury Notes		3.625%	02/15/21	3,200	3,245,501
U.S. Treasury Strips Coupon(a)(b)		6.500%	11/15/26	385	189,597

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,694,495)					5,687,177

TOTAL LONG-TERM INVESTMENTS (cost $8,295,602)					8,295,399

	Shares
SHORT-TERM INVESTMENT - 44.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,361,440)(c)	5,361,440	5,361,440

TOTAL INVESTMENTS — 112.1% (cost $13,657,042)		13,656,839

Liabilities in excess of other assets(d) — (12.1)%		(1,474,824)

NET ASSETS — 100.0%		$12,182,015

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(b)	Rate shown reflects the effective yield at March 31, 2011.

(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2011:

				Value at	Unrealized
Number of		Expiration	Value at Trade	March 31,	Appreciation
Contracts	Type	Date	Date	2011	(Depreciation)(1)
Long Position:
6	U.S. Long Bond	Jun. 2011	$731,832	$721,125	$(10,707)

Short Position:
32	5 Year U.S. Treasury Notes	Jun. 2011	3,745,414	3,737,250	8,164

					$(2,543)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront
	Termination	Amount	Fixed			Premiums	Unrealized
Counterparty	Date	(000)#	Rate	Floating Rate	Fair Value(2)	Paid (Received)	Depreciation(3)
JP Morgan Chase Bank, N.A.(1)	12/31/22	$2,500	3.843%	3 month LIBOR	$(6,550)	$—	$(6,550)
Morgan Stanley Capital Services, Inc.(1)	12/31/22	5,040	3.795%	3 month LIBOR	(76,104)	—	(76,104)

					$(82,654)	$—	$(82,654)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Includes 2 securities representing $(82,654) and (0.7)% of net assets which were fair valued in accordance with the policies adopted by the Board of Trustees.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Non-Corporate Foreign Agency	$—	$366,455	$—
U.S. Government Agency Obligations	—	2,241,767	—
U.S. Treasury Obligations	—	5,687,177	—
Affiliated Money Market Mutual Fund	5,361,440	—	—
Other Financial Instruments*
Futures Contracts	(2,543)	—	—
Interest Rate Swaps	—	—	(82,654)

Total	$5,358,897	$8,295,399	$(82,654)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	68,304,724	$631,135,651
AST Federated Aggressive Growth Portfolio	9,575,815	91,066,004
AST Goldman Sachs Concentrated Growth Portfolio	21,211,462	601,344,945
AST Goldman Sachs Mid-Cap Growth Portfolio*	13,704,138	78,935,838
AST Goldman Sachs Small-Cap Value Portfolio	4,195,311	47,029,435
AST High Yield Portfolio	15,348,468	118,183,205
AST International Growth Portfolio	50,024,090	584,281,368
AST International Value Portfolio	35,625,565	582,834,247
AST Jennison Large-Cap Growth Portfolio*	39,111,210	493,192,363
AST Jennison Large-Cap Value Portfolio	32,875,253	418,173,224
AST Large-Cap Value Portfolio	75,589,755	1,044,650,411
AST Marsico Capital Growth Portfolio	30,053,923	612,498,949
AST MFS Growth Portfolio	36,066,695	362,470,285
AST Mid-Cap Value Portfolio	5,092,955	65,699,118
AST Money Market Portfolio	165,812,634	165,812,634
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,533,640	80,425,649
AST Parametric Emerging Markets Equity Portfolio	13,648,054	135,798,134
AST PIMCO Limited Maturity Bond Porfolio	2,995,803	31,815,429
AST PIMCO Total Return Bond Portfolio	89,075,565	1,094,738,690
AST Small-Cap Growth Portfolio	4,344,255	95,660,490
AST Small-Cap Value Portfolio	9,735,073	141,353,260
AST T. Rowe Price Global Bond Portfolio	73,409	819,979
AST T. Rowe Price Large-Cap Growth Portfolio*	27,649,923	363,319,989
AST T. Rowe Price Natural Resources Portfolio	5,320,451	132,213,202
AST Western Asset Core Plus Bond Portfolio	43,954,530	466,357,564

TOTAL LONG-TERM INVESTMENTS (cost $7,234,792,381)(w)		8,439,810,063

SHORT-TERM INVESTMENTS — 3.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $260,112,771)(w)	260,112,771	260,112,771

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%

U.S. Treasury Bills
0.061%	06/16/11	$400	399,937
0.071%	06/16/11	950	949,850
0.09%	06/16/11	200	199,968
0.151%	06/16/11	450	449,929
0.156%	06/16/11	400	399,937
0.156%	06/16/11	100	99,984
0.161%	06/16/11	150	149,976
0.181%	06/16/11	21,500	21,496,603

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,141,244)			24,146,184

TOTAL SHORT-TERM INVESTMENTS (cost $284,254,015)			284,258,955

TOTAL INVESTMENTS — 100.0% (cost $7,519,046,396)			8,724,069,018

Other assets in excess of liabilities(x)			1,332,502

NET ASSETS — 100.0%			$8,725,401,520

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)
Long Positions:
712	10 Year U.S. Treasury Notes	Jun. 2011	$84,559,464	$84,750,250	$190,786
322	CAC40 10 Euro	Apr. 2011	18,059,508	18,212,381	152,873
58	DAX Index	Jun. 2011	14,525,276	14,545,825	20,549
196	FTSE 100 Index	Jun. 2011	18,188,098	18,502,342	314,244
364	Russell 2000 Mini	Jun. 2011	28,983,500	30,637,880	1,654,380
673	S&P 500	Jun. 2011	216,949,963	222,258,250	5,308,287
153	Topix Index	Jun. 2011	17,207,729	15,929,069	(1,278,660)

					$6,362,459

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$8,699,922,834	$—	$—
U.S. Treasury Obligations	—	24,146,184	—
Other Financial Instuments*
Futures	6,362,459	—	—

Total	$8,706,285,293	$24,146,184	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Equity contracts	$6,171,673
Interest rate contracts	190,786

Total	$6,362,459

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.3%

AFFILIATED MUTUAL FUNDS — 90.3%
AST BlackRock Value Portfolio	12,840,977	$118,650,632
AST Federated Aggressive Growth Portfolio	6,940,693	66,005,992
AST Goldman Sachs Concentrated Growth Portfolio	3,836,583	108,767,115
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,542,019	14,642,030
AST International Growth Portfolio	19,911,978	232,571,898
AST International Value Portfolio	3,554,584	58,152,993
AST Jennison Large-Cap Growth Portfolio*	6,933,056	87,425,839
AST Jennison Large-Cap Value Portfolio	6,184,953	78,672,604
AST Large-Cap Value Portfolio	14,149,435	195,545,196
AST Marsico Capital Growth Portfolio	5,429,439	110,651,962
AST MFS Growth Portfolio	6,513,310	65,458,761
AST Mid-Cap Value Portfolio	1,024,752	13,219,301
AST Money Market Portfolio	280,879,679	280,879,679
AST Neuberger Berman Mid-Cap Growth Portfolio*	670,999	15,271,934
AST PIMCO Total Return Bond Portfolio	11,687,827	143,643,391
AST Small-Cap Growth Portfolio	3,224,358	71,000,365
AST T. Rowe Price Large-Cap Growth Portfolio*	4,996,743	65,657,197
AST Western Asset Core Plus Bond Portfolio	5,816,914	61,717,461

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,620,277,893)(w)		1,787,934,350

EXCHANGE TRADED FUNDS — 10.0%
Energy Select Sector SPDR Fund	450,975	35,992,315
iShares Dow Jones U.S. Healthcare Sector Index Fund	141,000	9,748,740
iShares MSCI Germany Index Fund	1,530,648	39,720,316
iShares Russell 2000 Index Fund	235,000	19,779,950
iShares S&P Global Technology Sector Index Fund	155,490	9,730,564
PowerShares DB US Dollar Index Bullish Fund*	855,500	18,641,345
SPDR KBW Bank ETF	758,450	19,583,179
Technology Select Sector SPDR Fund	1,136,869	29,638,175
Vanguard Health Care	253,663	15,229,926

TOTAL EXCHANGE TRADED FUNDS (cost $179,535,420)		198,064,510

TOTAL INVESTMENTS — 100.3% (cost $1,799,813,313)		1,985,998,860

Liabilities in excess of other assets — (0.3)%		(6,588,921)

NET ASSETS — 100.0%		$1,979,409,939

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Exchange Traded Funds	$198,064,510	$—	$—
Affiliated Mutual Funds	1,787,934,350	—	—

Total	$1,985,998,860	$—	$—

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%

AFFILIATED MUTUAL FUNDS — 89.8%
AST BlackRock Value Portfolio	10,399,187	$96,088,488
AST Federated Aggressive Growth Portfolio	5,869,409	55,818,075
AST Goldman Sachs Concentrated Growth Portfolio	3,105,989	88,054,785
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,070,476	11,925,943
AST International Growth Portfolio	15,309,866	178,819,232
AST International Value Portfolio	2,764,755	45,231,399
AST Jennison Large-Cap Growth Portfolio*	5,610,069	70,742,964
AST Jennison Large-Cap Value Portfolio	4,922,033	62,608,264
AST Large-Cap Value Portfolio	11,522,436	159,240,063
AST Marsico Capital Growth Portfolio	4,398,396	89,639,305
AST MFS Growth Portfolio	5,277,804	53,041,927
AST Mid-Cap Value Portfolio	834,082	10,759,656
AST Money Market Portfolio	507,691,290	507,691,290
AST Neuberger Berman Mid-Cap Growth Portfolio*	547,593	12,463,209
AST PIMCO Total Return Bond Portfolio	29,011,744	356,554,336
AST Small-Cap Growth Portfolio	2,750,978	60,576,527
AST T. Rowe Price Large-Cap Growth Portfolio*	4,049,886	53,215,497
AST Western Asset Core Plus Bond Portfolio	14,447,287	153,285,720

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,902,304,172)(w)		2,065,756,680

EXCHANGE TRADED FUNDS — 10.0%
Energy Select Sector SPDR Fund	574,560	45,855,634
iShares Dow Jones U.S. Healthcare Sector Index Fund	163,700	11,318,218
iShares MSCI Germany Index Fund	1,775,500	46,074,225
iShares Russell 2000 Index Fund	270,500	22,767,985
iShares S&P Global Technology Sector Index Fund	180,490	11,295,064
PowerShares DB US Dollar Index Bullish Fund*	999,000	21,768,210
SPDR KBW Bank ETF	878,000	22,669,960
Technology Select Sector SPDR Fund	1,168,631	30,466,210
Vanguard Health Care	281,626	16,908,825

TOTAL EXCHANGE TRADED FUNDS (cost $201,516,089)		229,124,331

TOTAL INVESTMENTS — 99.8% (cost $2,103,820,261)		2,294,881,011

Other assets in excess of liabilities — 0.2%		4,097,786

NET ASSETS — 100.0%		$2,298,978,797

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Exchange Traded Funds	$229,124,331	$—	$—
Affiliated Mutual Funds	2,065,756,680	—	—

Total	$2,294,881,011	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS

Apartment — 20.0%
Apartment Investment & Management Co. (Class A Stock), REIT	430,290	$10,959,486
AvalonBay Communities, Inc., REIT	224,391	26,944,871
BRE Properties, Inc., REIT	100,700	4,751,026
Campus Crest Communities, Inc., REIT(a)	221,421	2,619,411
Education Realty Trust, Inc., REIT	263,397	2,115,078
Equity Residential, REIT	749,230	42,264,064
Essex Property Trust, Inc., REIT	45,302	5,617,448
Home Properties, Inc., REIT	37,958	2,237,624
Post Properties, Inc., REIT	242,134	9,503,760
UDR, Inc., REIT	723,866	17,640,614

		124,653,382

Construction and Engineering — 0.5%
American Assets Trust, Inc., REIT	155,080	3,298,552

Diversified Minerals — 1.1%
BioMed Realty Trust, Inc., REIT(a)	363,471	6,913,218

Diversified Operations — 7.6%
Colonial Properties Trust, REIT	270,555	5,208,184
Forest City Enterprises, Inc. (Class A Stock)*(a)	378,552	7,128,134
Vornado Realty Trust, REIT	402,326	35,203,525

		47,539,843

Healthcare — 11.9%
HCP, Inc., REIT(a)	519,388	19,705,581
Health Care REIT, Inc., REIT(a)	286,574	15,027,940
Nationwide Health Properties, Inc., REIT	183,303	7,795,877
Ventas, Inc., REIT(a)	580,247	31,507,412

		74,036,810

Hotels — 7.5%
FelCor Lodging Trust, Inc., REIT*	316,589	1,940,691
Hersha Hospitality Trust, REIT	749,613	4,452,701
Host Hotels & Resorts, Inc., REIT	1,274,140	22,437,605
Hyatt Hotels Corp. (Class A Stock)*	35,280	1,518,451
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	320,927	3,969,867
Pebblebrook Hotel Trust, REIT	69,675	1,543,301
Starwood Hotels & Resorts Worldwide, Inc.	53,431	3,105,410
Strategic Hotels & Resorts, Inc., REIT*	491,515	3,170,272
Sunstone Hotel Investors, Inc., REIT*	472,928	4,819,136

		46,957,434

Industrial — 4.7%
DCT Industrial Trust, Inc., REIT	162,635	902,624
EastGroup Properties, Inc., REIT(a)	87,537	3,849,002
ProLogis, REIT	1,531,230	24,469,056

		29,220,682

Manufactured Home — 1.2%
Equity LifeStyle Properties, Inc., REIT	133,114	7,674,022

Office — 9.5%
Boston Properties, Inc., REIT(a)	276,817	26,256,092
Brandywine Realty Trust, REIT	46,928	569,706
Brookfield Properties Corp. (Canada)	46,078	816,502
Corporate Office Properties Trust, REIT	87,046	3,145,842
Douglas Emmett, Inc., REIT	128,946	2,417,738
Highwoods Properties, Inc., REIT(a)	85,279	2,985,618
Hudson Pacific Properties, Inc., REIT	143,989	2,116,638
Mack-Cali Realty Corp., REIT	181,852	6,164,783
SL Green Realty Corp., REIT(a)	197,908	14,882,682

		59,355,601

Office/Industrial — 3.2%
Duke Realty Corp., REIT(a)	275,975	3,866,410
Liberty Property Trust, REIT(a)	333,512	10,972,545
PS Business Parks, Inc., REIT	83,911	4,861,803

		19,700,758

Regional Mall — 15.7%
General Growth Properties, Inc., REIT*(a)	1,153,963	17,863,347
Macerich Co. (The), REIT	244,960	12,132,869
Simon Property Group, Inc., REIT	581,102	62,270,890
Taubman Centers, Inc., REIT	112,920	6,050,254

		98,317,360

Self Storage — 6.0%
Extra Space Storage, Inc., REIT	263,629	5,459,756
Public Storage, Inc., REIT	289,935	32,156,691

		37,616,447

Shopping Centers — 6.1%
Alexander’s, Inc., REIT	7,257	2,953,236
Developers Diversified Realty Corp., REIT	1,162,479	16,274,706
Kimco Realty Corp., REIT	802,123	14,710,936
Weingarten Realty Investors, REIT(a)	176,545	4,424,218

		38,363,096

Telecommunications — Cellular — 0.8%
DuPont Fabros Technology, Inc., REIT(a)	208,763	5,062,503

Transportation — 1.6%
Regency Centers Corp., REIT(a)	221,758	9,642,038

TOTAL LONG-TERM INVESTMENTS (cost $508,369,727)		608,351,746

SHORT-TERM INVESTMENT — 18.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $116,138,444; includes $103,551,362 of cash collateral for securities on loan)(b)(w)	116,138,444	116,138,444

TOTAL INVESTMENTS — 116.0% (cost $624,508,171)		724,490,190

Liabilities in excess of other assets — (16.0)%		(99,787,534)

NET ASSETS — 100.0%		$624,702,656

The following abbreviation is used in the Portfolio descriptions:
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,559,942; cash collateral of $103,551,362 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$608,351,746	$—	$—
Affiliated Money Market Mutual Fund	116,138,444	—	—

Total	$724,490,190	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.2%

COMMON STOCKS — 93.1%

Advertising — 0.5%
National CineMedia, Inc.	139,563	$2,605,641
Valuevision Media, Inc. (Class A Stock)*	161,900	1,029,684

		3,635,325

Aerospace — 3.1%
Innovative Solutions and Support, Inc.*	797,135	4,663,240
Moog, Inc. (Class A Stock)*	201,600	9,255,456
Teledyne Technologies, Inc.*	147,495	7,626,966

		21,545,662

Airlines — 1.7%
US Airways Group, Inc.*(a)	1,335,000	11,627,850

Automotive Parts — 2.2%
CLARCOR, Inc.	243,000	10,917,990
Visteon Corp.*	75,394	4,711,371

		15,629,361

Banks — 0.9%
Walker & Dunlop, Inc.*	500,600	6,082,290

Beverages
Besunyen Holdings Co. (Cayman Islands)*	590,384	197,337

Biotechnology — 1.5%
3SBio, Inc., ADR (Cayman Islands)*	101,750	1,759,257
Amarin Corp PLC, ADR (United Kingdom)*(a)	388,300	2,834,590
Anadys Pharmaceuticals, Inc.*	597,000	692,520
BELLUS Health, Inc. (Canada)*	451,199	49,632
Biocon Ltd. (India)	327,600	2,534,777
Qiagen NV (Netherlands)*	49,600	990,777
Repligen Corp.*	363,300	1,362,375

		10,223,928

Building Materials — 1.5%
Eagle Materials, Inc.	96,600	2,923,116
Owens Corning*	213,950	7,700,061

		10,623,177

Business Services — 2.7%
ChinaCast Education Corp.*(a)	400,000	2,516,000
CoStar Group, Inc.*(a)	60,200	3,773,336
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	98,400	4,082,616
Kenexa Corp.*	321,500	8,870,185

		19,242,137

Cable Television — 1.8%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	576,425	12,162,568
TiVo, Inc.*	48,600	425,736

		12,588,304

Chemicals — 1.6%
Daqo New Energy Corp., ADR (Cayman Islands)*(a)	64,828	836,281
Eastman Chemical Co.	77,290	7,676,443
Huabao International Holdings Ltd. (Bermuda)	1,110,300	1,707,155
Yingde Gases (Cayman Islands)*	1,584,300	1,325,927

		11,545,806

Commercial Banks — 0.9%
Popular, Inc. (Puerto Rico)*	2,115,000	6,154,650

Commercial Services — 1.3%
Booz Allen Hamilton Holding Corp.*(a)	47,370	853,134
ICF International, Inc.*	102,100	2,097,134
iSoftstone Holdings Ltd., ADS (Cayman Islands)*	128,977	2,387,364
ServiceSource International, Inc.*	102,300	1,246,014
TNS, Inc.*	63,500	988,695
VistaPrint NV (Netherlands)*(a)	29,600	1,536,240

		9,108,581

Computer Services & Software — 9.0%
Allscripts Healthcare Solutions, Inc.*	170,350	3,575,646
Amadeus IT Holding SA (Class A Stock) (Spain)*	261,429	5,001,689
AutoNavi Holdings Ltd., ADR (Cayman Islands)*	47,400	839,454
Camelot Information Systems, Inc., ADS (British Virgin Islands)*	257,900	4,278,561
CommVault Systems, Inc.*	300,000	11,964,000
Envestnet, Inc.*	567,900	7,632,576
Fundtech Ltd. (Israel)*(a)	210,000	3,654,000
IHS, Inc. (Class A Stock)*	26,522	2,353,828
JDA Software Group, Inc.*	175,477	5,309,934
Longtop Financial Technologies Ltd., ADR (Cayman Islands)*(a)	20,100	631,542
QLIK Technologies, Inc.*	59,000	1,534,000
RADWARE Ltd. (Israel)*	254,411	9,016,326
Seachange International, Inc.*	70,392	668,724
Syntel, Inc.	70,000	3,656,100
Telecity Group PLC (United Kingdom)*	344,100	2,806,968

		62,923,348

Consumer Products & Services — 0.9%
Kid Brands, Inc.*	25,869	190,137
SodaStream International Ltd. (Israel)*(a)	29,349	1,285,780
Vanceinfo Technologies, Inc., ADR (Cayman Islands)*	19,563	614,474
Vitamin Shoppe, Inc.*(a)	116,600	3,944,578

		6,034,969

Containers & Packaging
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)*	299,166	191,917

Diversified Operations — 0.2%
MAX India Ltd. (India)*	307,638	1,102,033
RHJ International (Belgium)*	62,191	502,379

		1,604,412

Education — 0.3%
Ambow Education Holding Ltd., ADR (Cayman Islands)*(a)	205,532	1,633,979
China Education Alliance, Inc.*(a)	292,862	404,150

		2,038,129

Electric — 0.3%
ITC Holdings Corp.	30,910	2,160,609

Electrical Equipment — 1.3%
China Ming Yang Wind Power Group Ltd., ADS (Cayman Islands)*(a)	129,800	1,338,238
Satcon Technology Corp.*(a)	1,956,033	7,550,287

		8,888,525

Electronic Components & Equipment — 0.7%
Fluidigm Corp.*	25,100	359,181
Rural Electrification Corp. Ltd. (India)	710,825	4,043,868
Spire Corp.*(a)	181,159	855,071

		5,258,120

Entertainment & Leisure — 0.6%
Penn National Gaming, Inc.*	91,389	3,386,876
Universal Travel Group*(a)	244,724	1,047,419

		4,434,295

Environmental Control — 1.6%
Darling International, Inc.*	103,000	1,583,110
IESI-BFC Ltd. (Canada)	367,000	9,310,790

		10,893,900

Financial Services — 5.3%
Affiliated Managers Group, Inc.*	59,800	6,540,326
BankUnited, Inc.	133,000	3,818,430
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	943,645	15,403,264
Greenhill & Co., Inc.(a)	30,100	1,980,279
Manappuram General Finance & Leasing Ltd. (India)	2,465,000	7,340,554
Netspend Holdings, Inc.*(a)	201,700	2,121,884

		37,204,737

Food — 0.3%
Triveni Engineering & Industries Ltd. (India)	1,091,127	2,357,441

Healthcare Products — 0.8%
China Kanghui Holdings, Inc., ADR (Cayman Islands)*	21,302	372,998
DexCom, Inc.*	283,100	4,393,712
Palomar Medical Technologies, Inc.*	44,318	658,122

		5,424,832

Healthcare Services — 1.7%
ExamWorks Group, Inc.*	184,872	4,109,704
Protalix BioTherapeutics, Inc.*(a)	383,375	2,330,920
Seattle Genetics, Inc.*(a)	358,526	5,582,250

		12,022,874

Hotels & Motels — 1.0%
Melco Crown Entertainment Ltd., ADR (Cayman Islands)*(a)	341,079	2,592,200
NagaCorp Ltd. (Cayman Islands)	7,897,000	1,624,365
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	249,752	3,089,432

		7,305,997

Insurance — 0.7%
Willis Group Holdings PLC (Ireland)	130,900	5,283,124

Internet Services — 5.5%
AsiaInfo-Linkage, Inc.*(a)	40,200	870,330
ASOS PLC (United Kingdom)*	48,030	1,316,017
BroadSoft, Inc.*	99,179	4,729,847
Cinedigm Digital Cinema Corp. (Class A Stock)*(a)	922,787	1,651,789
Constant Contact, Inc.*(a)	295,000	10,295,500
IntraLinks Holdings, Inc.*	146,650	3,921,421
Mecox Lane Ltd., ADR (Cayman Islands)*(a)	458,700	2,697,156
NIC, Inc.	160,306	1,997,413
Perfect World Co. Ltd., ADR (Cayman Islands)*	58,200	1,232,676
Qihoo 360 Technology Co. Ltd., ADR (Cayman Islands)*	23,800	704,242
Shutterfly, Inc.*	5,430	284,315
US Auto Parts Network, Inc.*	108,502	943,967
WebMediaBrands, Inc.*	900,000	1,260,000
Yoox SpA (Italy)*	473,762	6,579,841

		38,484,514

Manufacturing — 1.9%
Fabrinet (Cayman Islands)*	211,321	4,260,231
JinkoSolar Holding Co. Ltd., ADR (Cayman Islands)*(a)	267,800	7,230,600
STR Holdings, Inc.*(a)	104,400	2,002,392

		13,493,223

Medical Supplies & Equipment — 3.8%
Ardea Biosciences, Inc.*(a)	95,000	2,725,550
Conceptus, Inc.*(a)	640,203	9,250,933
Corcept Therapeutics, Inc.*(a)	95,600	406,300
Corcept Therapeutics, Inc., PIPE*	123,242	523,779
Illumina, Inc.*(a)	46,800	3,279,276
Insulet Corp.*(a)	202,126	4,167,838
LifeWatch AG (Switzerland)*	8,558	74,539
Orthofix International NV (Netherlands)*	185,800	6,031,068

		26,459,283

Metals & Mining — 0.3%
James River Coal Co.*	34,100	824,197
L&L Energy, Inc.*(a)	151,411	1,047,764

		1,871,961

Oil, Gas & Consumable Fuels — 0.7%
Vermilion Energy, Inc. (Canada)	96,628	5,036,218

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Bermuda)	751,803	900,785

Pharmaceuticals — 12.7%
Adaltis, Inc. (OTC), 144A (Canada)*(g)	41,000	—
Adaltis, Inc. (TSX), 144A (Canada)*(g)	172,400	—
Alkermes, Inc.*	161,600	2,092,720
Aurobindo Pharma Ltd. (India)	312,250	1,372,024
Auxilium Pharmaceuticals, Inc.*(a)	182,082	3,909,301
BioMarin Pharmaceutical, Inc.*	49,338	1,239,864
Catalyst Pharmaceutical Partners, Inc.*	1,070,350	1,198,792
Cubist Pharmaceuticals, Inc.*(a)	492,928	12,441,503
Dishman Pharmaceuticals & Chemicals Ltd. (India)	389,924	904,533
Dyax Corp.*	1,008,730	1,624,055
Dynavax Technologies Corp.*	7,036,324	19,420,254
Hikma Pharmaceuticals PLC (United Kingdom)	103,214	1,221,957
KV Pharmaceutical Co. (Class A Stock)*(a)	242,000	1,449,580
Mylan, Inc.*	135,800	3,078,586
Nektar Therapeutics*(a)	282,500	2,675,275
Progenics Pharmaceuticals, Inc.*(a)	894,000	5,524,920
Regeneron Pharmaceuticals, Inc.*(a)	66,400	2,984,016
Strides Arcolab Ltd. (India)	155,500	1,285,808
Threshold Pharmaceuticals, Inc., PIPE*	203,171	312,883
Tianyin Pharmaceutical Co., Inc.*	75,200	178,224
Vical, Inc.*(a)	715,650	2,118,324
Vivus, Inc.*(a)	285,500	1,767,245
Warner Chilcott PLC (Class A Stock) (Ireland)(a)	695,000	16,179,600
Watson Pharmaceuticals, Inc.*	54,400	3,046,944
YM Biosciences, Inc. (Canada)*(a)	1,000,000	2,640,000

		88,666,408

Real Estate — 1.2%
Brasil Brokers Participacoes SA (Brazil)	782,157	4,024,205
China Housing & Land Development, Inc.*(a)	165,838	324,213
IFM Investments Ltd., ADS (Cayman Islands)*	65,179	231,386
LPS Brasil Consultoria de Imoveis SA (Brazil)	55,359	1,302,046
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)*	985,000	2,314,750

		8,196,600

Real Estate Investment Trusts — 1.0%
Colony Financial, Inc.	215,000	4,048,450
Fibra Uno Administracion SA de CV (Mexico)*	736,800	1,222,172
Summit Hotel Properties, Inc.*	168,000	1,669,920

		6,940,542

Restaurants — 2.8%
Cheesecake Factory, Inc. (The)*	59,204	1,781,448
Chipotle Mexican Grill, Inc.*	22,400	6,101,088
Country Style Cooking Restaurant Chain Co. Ltd., ADR (Cayman Islands)*(a)	38,500	636,020
International Meal Co. Holdings SA (Brazil)*	1,296,647	10,816,974

		19,335,530

Retail & Merchandising — 7.4%
Arezzo Industria e Comercio SA (Brazil)*	536,000	7,468,839
China Xiniya Fashion Ltd., ADR (Cayman Islands)*(a)	99,375	507,806
Dick’s Sporting Goods, Inc.*	187,700	7,504,246
Geox SpA (Italy)	214,528	1,349,883
Gordmans Stores, Inc.*	268,400	4,758,732
hhgregg, Inc.*(a)	400,500	5,362,695
LJ International, Inc. (British Virgin Islands)*(a)	84,174	330,804
Lululemon Athletica, Inc.*(a)	123,100	10,962,055
MSC Industrial Direct Co., Inc. (Class A Stock)	97,550	6,679,249
Rue21, Inc.*(a)	36,000	1,036,800
Sally Beauty Holdings, Inc.*	96,611	1,353,520
Ulta Salon Cosmetics & Fragrance, Inc.*	43,300	2,084,029
Vera Bradley, Inc.*(a)	56,000	2,363,760

		51,762,418

Semiconductors — 3.7%
Entropic Communications, Inc.*(a)	178,200	1,505,790
Magnachip Semiconductor Corp.*(a)	71,743	986,466
Microsemi Corp.*	242,400	5,020,104
Mindspeed Technologies, Inc.*(a)	972,000	8,223,120
Nova Measuring Instruments Ltd. (Israel)*	596,000	5,840,800
ON Semiconductor Corp.*	194,200	1,916,754
RDA Microelectronics, Inc., ADR (Cayman Islands)*	71,486	1,023,680
Rubicon Technology, Inc.*(a)	48,271	1,336,141

		25,852,855

Software — 1.9%
Blackboard, Inc.*(a)	54,600	1,978,704
ePocrates, Inc.*(a)	45,187	894,703
Interxion Holding NV (Netherlands)*	200,000	2,600,000
Parametric Technology Corp.*(a)	233,100	5,242,419
Take-Two Interactive Software, Inc.*(a)	153,512	2,359,479

		13,075,305

Telecommunications — 1.9%
Atlantic Tele-Network, Inc.	28,496	1,059,766
Comverse Technology, Inc.*	16,652	125,057
Gilat Satellite Networks Ltd. (Israel)*	433,500	2,301,885
hiSoft Technology International Ltd., ADR (Cayman Islands)*	245,800	4,603,834
KVH Industries, Inc.*	64,158	970,069
NTELOS Holdings Corp.	25,518	469,786
tw telecom, Inc.*(a)	200,853	3,856,378

		13,386,775

Textiles — 0.5%
Cia Hering (Brazil)	186,146	3,398,776

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	35,500	612,730

Transportation — 3.2%
Aramex Co. (United Arab Emirates)*	12,425,267	6,089,574
Atlas Air Worldwide Holdings, Inc.*	49,400	3,444,168
Express-1 Expedited Solutions, Inc.*	1,680,078	3,561,765
Landstar System, Inc.	151,000	6,897,680
Old Dominion Freight Line, Inc.*	70,552	2,475,670

		22,468,857

TOTAL COMMON STOCKS (cost $531,030,142)		652,174,417

	Units
WARRANTS(l)* — 0.1%

Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	38,607

Medical Supplies & Equipment
Corcept Therapeutics, expiring 04/21/13	43,135	139,688

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	3
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	17
Dynavax Technologies Corp., expiring 04/16/15	173,656	325,188
Medicure, Inc., expiring 12/02/11 (China)	106,637	—
Point Therapeutics, Inc., expiring 07/01/12	84,270	17
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	79,329

		404,554

TOTAL WARRANTS (cost $39,662)		582,849

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BOND

Transportation
Greenbrier Cos., Inc., Sr. Unsec’d. Notes, 144A (cost $170,000)
3.50%	04/01/18	NR	$170	177,341

TOTAL LONG-TERM INVESTMENTS (cost $531,239,804)				652,934,607

	Shares
SHORT-TERM INVESTMENT — 28.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $198,237,052; includes $158,065,162 of cash collateral for securities on loan)(b)(w)	198,237,052	198,237,052

TOTAL INVESTMENTS(o) — 121.5% (cost $729,476,856)		851,171,659

Liabilities in excess of other assets — (21.5)%		(150,862,315)

NET ASSETS — 100.0%		$700,309,344

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,364,318; cash collateral of $158,065,162 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, seven securities representing $452,605 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$651,861,534	$—	$312,883
Warrants	—	443,127	139,722
Convertible Bond	—	177,341	—
Affiliated Money Market Mutual Fund	198,237,052	—	—

Total	$850,098,586	$620,468	$452,605

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 104.8%

COMMON STOCKS — 72.8%

Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	228,510	$2,872,371

Aerospace & Defense — 0.9%
BE Aerospace, Inc.*	115,780	4,113,663
Rolls-Royce Group PLC (United Kingdom)*	52,000	516,363
Safran SA (France)	18,180	642,569
United Technologies Corp.	54,170	4,585,490

		9,858,085

Airlines — 0.2%
Air France-KLM (France)*	37,330	621,620
Deutsche Lufthansa AG (Germany)*	28,220	598,098
Qantas Airways Ltd. (Australia)*	267,693	603,617

		1,823,335

Apparel & Textile — 0.4%
Coach, Inc.	61,280	3,189,011
NIKE, Inc. (Class B Stock)	15,190	1,149,883

		4,338,894

Auto Parts & Equipment — 0.6%
Aisin Seiki Co. Ltd. (Japan)	21,600	749,950
Bridgestone Corp. (Japan)	29,600	620,255
Commercial Vehicle Group, Inc.*	96,900	1,728,696
Dana Holding Corp.*	62,880	1,093,483
Denso Corp. (Japan)	7,200	238,904
Exedy Corp. (Japan)	2,400	72,075
Plastic Omnium SA (France)	6,100	498,204
Tenneco, Inc.*	25,370	1,076,956

		6,078,523

Automobile Manufacturers — 1.5%
Bayerische Motoren Werke AG (Germany)	11,271	938,425
Daimler AG (Germany)*	23,100	1,631,948
Fiat Industrial SpA (Italy)*	31,000	445,041
Ford Motor Co.*	244,310	3,642,662
Geely Automobile Holdings Ltd. (Cayman Islands)	625,000	232,209
Honda Motor Co. Ltd. (Japan)	56,300	2,115,142
Hyundai Motor Co. (South Korea)	2,493	461,351
Mazda Motor Corp. (Japan)	48,000	105,602
Navistar International Corp.*	4,980	345,263
Nissan Motor Co. Ltd. (Japan)	19,800	175,672
Toyota Motor Corp. (Japan)	63,200	2,545,323
Volkswagen AG (PRFC Shares) (Germany)	11,632	1,886,685
Volvo AB (Class B Stock) (Sweden)*	44,600	784,328

		15,309,651

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	31,378	1,787,419
Carlsberg A/S (Class B Stock) (Denmark)	5,400	581,445
Coca-Cola Amatil Ltd. (Australia)	29,595	359,381
Constellation Brands, Inc. (Class A Stock)*	58,000	1,176,240
Dr. Pepper Snapple Group, Inc.	79,200	2,943,072
Kirin Holdings Co. Ltd. (Japan)	6,000	78,841
Pernod-Ricard SA (France)	15,800	1,475,610

		8,402,008

Biotechnology — 0.9%
Affymax, Inc.*	61,710	362,238
Amarin Corp PLC, ADR (United Kingdom)*(a)	294,400	2,149,120
Biogen Idec, Inc.*	46,940	3,444,926
Chelsea Therapeutics International Ltd.*	151,680	591,552
CSL Ltd. (Australia)	19,284	712,686
Gilead Sciences, Inc.*	38,090	1,616,540
Myriad Genetics, Inc.*	18,190	366,528
Sequenom, Inc.*	33,440	211,675

		9,455,265

Building Materials — 0.3%
Asahi Glass Co. Ltd. (Japan)	14,000	176,052
Cie de Saint-Gobain (France)	10,029	614,074
HeidelbergCement AG (Germany)	22,460	1,568,750
James Hardie Industries SE (Ireland)*	56,119	354,085
JS Group Corp. (Japan)	1,600	41,548
Rinnai Corp. (Japan)	1,200	79,635
Wienerberger AG (Austria)*	31,800	640,849

		3,474,993

Chemicals — 2.3%
Air Water, Inc. (Japan)	16,000	194,855
Ashland, Inc.	33,440	1,931,494
BASF SE (Germany)	22,963	1,986,100
Bayer AG (Germany)	15,540	1,203,347
Celanese Corp. (Class A Stock)	85,920	3,812,270
CF Industries Holdings, Inc.	25,920	3,545,597
Croda International PLC (United Kingdom)	14,700	395,704
Dow Chemical Co. (The)	46,340	1,749,335
Ecolab, Inc.	29,630	1,511,723
Incitec Pivot Ltd. (Australia)	204,398	915,445
JSR Corp. (Japan)	29,000	581,883
Lanxess AG (Germany)	4,520	338,094
Lonza Group AG (Switzerland)	5,493	460,790
Mitsubishi Chemical Holdings Corp. (Japan)	13,500	84,882
Mitsubishi Gas Chemical Co., Inc. (Japan)	104,000	746,429
Nitto Denko Corp. (Japan)	2,300	121,940
Praxair, Inc.	18,110	1,839,976
Rockwood Holdings, Inc.*	17,460	859,381
Shin-Etsu Chemical Co. Ltd. (Japan)	20,700	1,029,027
Sumitomo Bakelite Co. Ltd. (Japan)	36,000	221,159
Ube Industries Ltd. (Japan)	38,000	121,063
Yara International ASA (Norway)	8,800	445,868

		24,096,362

Commercial Banks — 3.0%
Aozora Bank Ltd. (Japan)	39,000	88,146
Banco Bilbao Vizcaya Argentaria SA (Spain)	112,453	1,364,346
Banco Santander SA (Spain)	78,218	908,084
Barclays PLC (United Kingdom)	387,003	1,723,124
BNP Paribas (France)	16,676	1,219,705
Commonwealth Bank of Australia (Australia)	20,160	1,092,672
Credit Agricole SA (France)	46,990	771,158
Danske Bank A/S (Denmark)*	49,682	1,100,120
Deutsche Bank AG (Germany)	8,760	515,020
Erste Group Bank AG (Austria)	10,300	519,729
FirstMerit Corp.	90,280	1,540,177
HSBC Holdings PLC (United Kingdom)	268,973	2,765,845
Huntington Bancshares, Inc.	359,930	2,389,935
Industrial Bank of Korea (South Korea)	34,410	592,870
Intesa Sanpaolo SpA (Italy)	495,721	1,466,888
Julius Baer Group Ltd. (Switzerland)	12,090	524,668
Lloyds Banking Group PLC (United Kingdom)*	1,934,000	1,802,266
National Australia Bank Ltd. (Australia)	85,264	2,279,786
Societe Generale (France)	33,380	2,168,976
Standard Chartered PLC (United Kingdom)	24,945	647,075
Sumitomo Mitsui Financial Group, Inc. (Japan)	60,600	1,884,006
Suncorp-Metway Ltd. (Australia)	71,692	628,832
Swedbank AB (Class A Stock) (Sweden)	36,700	627,957
UBS AG (Switzerland)*	145,370	2,608,272
UniCredit SpA (Italy)	236,200	583,788

		31,813,445

Commercial Services — 1.0%
Experian PLC (United Kingdom)	39,300	486,711
Genpact Ltd. (Bermuda)*	85,200	1,233,696
PAREXEL International Corp.*(a)	30,510	759,699
Park24 Co. Ltd. (Japan)	11,200	108,526
United Rentals, Inc.*(a)	79,920	2,659,737
Visa, Inc. (Class A Stock)(a)	68,040	5,009,105

		10,257,474

Computer Hardware — 1.6%
Apple, Inc.*	35,980	12,537,231
Dell, Inc.*	199,880	2,900,259
Synaptics, Inc.*(a)	40,090	1,083,232

		16,520,722

Computer Services & Software — 2.3%
Check Point Software Technologies Ltd. (Israel)*(a)	88,100	4,497,505
Computershare Ltd. (Australia)	30,398	291,155
EMC Corp.*(a)	173,080	4,595,274
International Business Machines Corp.	4,000	652,280
Nuance Communications, Inc.*(a)	44,210	864,748
Pegasystems, Inc.	56,340	2,137,540
RightNow Technologies, Inc.*	20,960	656,048
SolarWinds, Inc.*	227,760	5,343,249
STEC, Inc.*(a)	74,670	1,500,120
Western Digital Corp.*	95,500	3,561,195

		24,099,114

Construction & Engineering — 1.1%
ABB Ltd. (Switzerland)*	31,580	758,470
Aecom Technology Corp.*	21,620	599,523
Chicago Bridge & Iron Co. NV (Netherlands)	36,200	1,471,892
EMCOR Group, Inc.*	15,420	477,557
Fluor Corp.	39,370	2,899,994
Foster Wheeler AG (Switzerland)*	95,200	3,581,424
JGC Corp. (Japan)	10,000	234,071
Vinci SA (France)	20,490	1,280,444

		11,303,375

Consumer Products & Services — 1.0%
Avon Products, Inc.(a)	87,160	2,356,806
Procter & Gamble Co. (The)	121,990	7,514,584
Unicharm Corp. (Japan)	3,100	112,738

		9,984,128

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)(a)	18,390	1,275,346

Cosmetics/Personal Care
L’Oreal SA (France)	680	79,215

Distribution/Wholesale — 0.4%
Li & Fung Ltd. (Bermuda)	98,000	502,060
Marubeni Corp. (Japan)	61,000	439,276
Mitsubishi Corp. (Japan)	54,500	1,512,870
Mitsui & Co. Ltd. (Japan)	12,100	216,892
Sumitomo Corp. (Japan)	88,700	1,267,905

		3,939,003

Diversified Financial Services — 4.3%
ASX Ltd. (Australia)	7,454	265,380
Charles Schwab Corp. (The)(a)	184,010	3,317,700
CME Group, Inc.	16,990	5,123,334
FXCM, Inc. (Class A Stock)	51,580	672,087
GFI Group, Inc.	208,630	1,047,323
Interactive Brokers Group, Inc. (Class A Stock)	114,640	1,821,630
Invesco Ltd. (Bermuda)	219,500	5,610,420
JPMorgan Chase & Co.	185,220	8,538,642
Macquarie Group Ltd. (Australia)	15,104	571,796
MF Global Holdings Ltd.*(a)	571,000	4,727,880
Mitsubishi UFJ Financial Group, Inc. (Japan)	389,800	1,799,509
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,200	168,394
Nomura Holdings, Inc. (Japan)	21,400	111,914
ORIX Corp. (Japan)	7,600	711,758
Singapore Exchange Ltd. (Singapore)	57,000	354,978
TD Ameritrade Holding Corp.	168,340	3,513,256
TradeStation Group, Inc.*	177,329	1,244,849
Waddell & Reed Financial, Inc. (Class A Stock)	121,470	4,932,897

		44,533,747

Electric Utilities — 2.4%
AES Corp. (The)*	338,080	4,395,040
American Electric Power Co., Inc.	68,180	2,395,845
CMS Energy Corp.(a)	45,210	887,924
E.ON AG (Germany)	35,557	1,085,929
Enel SpA (Italy)	290,040	1,828,318

Fortum Oyj (Finland)*	11,300	383,702
GDF Suez (France)	26,030	1,060,574
IBERDROLA SA (Spain)	99,800	867,851
International Power PLC (United Kingdom)	61,581	304,270
Kansai Electric Power Co., Inc. (The) (Japan)	17,700	385,366
National Grid PLC, ADR (United Kingdom)	51,700	2,483,668
OGE Energy Corp.	18,180	919,181
PG&E Corp.	68,740	3,036,933
Portland General Electric Co.	69,760	1,658,195
PPL Corp.	27,920	706,376
Public Power Corp. SA (Greece)	55,100	957,351
Red Electrica Corp. SA (Spain)	8,200	466,002
Tokyo Electric Power Co., Inc. (The) (Japan)	6,400	35,855
UIL Holdings Corp.	41,960	1,280,619

		25,138,999

Electronic Components & Equipment — 0.9%
Analogic Corp.	11,620	657,111
Hitachi Ltd. (Japan)	312,000	1,624,140
Ibiden Co. Ltd. (Japan)	20,400	644,275
Koninklijke Philips Electronics NV (Netherlands)*	30,200	965,337
Kyocera Corp. (Japan)	600	60,808
Mitsubishi Electric Corp. (Japan)	38,000	448,617
Murata Manufacturing Co. Ltd. (Japan)	3,900	280,849
Omron Corp. (Japan)	6,700	188,322
Schneider Electric SA (France)	5,670	969,080
Thermo Fisher Scientific, Inc.*	46,000	2,555,300
Toshiba Corp. (Japan)	312,000	1,526,617

		9,920,456

Entertainment & Leisure — 0.6%
DreamWorks Animation SKG, Inc. (Class A Stock)*	36,260	1,012,742
Hasbro, Inc.	25,970	1,216,435
Regal Entertainment Group (Class A Stock)	79,430	1,072,305
Royal Caribbean Cruises Ltd. (Liberia)*	65,500	2,702,530

		6,004,012

Environmental Control — 0.1%
Darling International, Inc.*	34,890	536,259

Financial — Bank & Trust — 0.3%
BOC Hong Kong Holdings Ltd. (Hong Kong)	141,500	461,143
GAM Holding AG (Switzerland)*	21,322	405,083
Mizuho Financial Group, Inc. (Japan)	189,000	313,561
Westpac Banking Corp. (Australia)	59,975	1,509,316

		2,689,103

Financial Services — 1.7%
Citigroup, Inc.*	1,631,140	7,209,639
Criteria Caixacorp SA (Spain)	62,100	438,014
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	30,200	656,138
Investment Technology Group, Inc.*	163,670	2,977,157
Morgan Stanley	105,620	2,885,538
optionsXpress Holdings, Inc.	45,090	825,598
Promise Co. Ltd. (Japan)*	40,400	283,159
Regions Financial Corp.	408,960	2,969,050

		18,244,293

Foods — 1.9%
Chiquita Brands International, Inc.*	97,860	1,501,172
ConAgra Foods, Inc.	172,660	4,100,675
Dairy Crest Group PLC (United Kingdom)	95,572	550,870
Kroger Co. (The)	140,040	3,356,759
Metro AG (Germany)	6,680	456,444
Nestle SA (Switzerland)	55,587	3,186,342
Sara Lee Corp.	101,370	1,791,208
Tesco PLC (United Kingdom)	367,900	2,248,619
Unilever NV (Netherlands)(a)	87,500	2,744,000
Unilever NV, CVA (Netherlands)	12,900	404,485

		20,340,574

Gas Utilities — 0.1%
National Fuel Gas Co.	15,120	1,118,880

Hand/Machine Tools — 0.5%
Kennametal, Inc.	107,840	4,205,760
Sandvik AB (Sweden)	52,000	981,194
SMC Corp. (Japan)	1,100	181,041

		5,367,995

Healthcare Products — 1.4%
Baxter International, Inc.	25,540	1,373,286
Boston Scientific Corp.*	370,050	2,660,660
DENTSPLY International, Inc.	20,530	759,405
Hanger Orthopedic Group, Inc.*	11,110	289,193
Hologic, Inc.*	193,930	4,305,246
Hospira, Inc.*	26,640	1,470,528
Immucor, Inc.*	48,680	962,890
Johnson & Johnson	10,930	647,603
Nakanishi, Inc. (Japan)	6,400	642,462
NuVasive, Inc.*	14,610	369,925
Sysmex Corp. (Japan)	1,400	49,517
Terumo Corp. (Japan)	4,200	221,411
Thoratec Corp.*(a)	12,530	324,903
Volcano Corp.*	9,770	250,112

		14,327,141

Healthcare Services — 0.9%
DaVita, Inc.*	11,230	960,277
Fresenius Medical Care AG & Co. KGaA (Germany)	10,080	676,981
HCA Holdings, Inc.*	13,070	442,681
HealthSouth Corp.*	15,280	381,694
Laboratory Corp. of America Holdings*	6,490	597,924
Omnicare, Inc.(a)	95,560	2,865,845
UnitedHealth Group, Inc.	72,980	3,298,696
WellCare Health Plans, Inc.*	11,260	472,357

		9,696,455

Holding Companies — Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	34,000	402,568
Keppel Corp. Ltd. (Singapore)	53,000	517,176

		919,744

Home Builders — 0.3%
Beazer Homes USA, Inc.*(a)	150,600	688,242
D.R. Horton, Inc.(a)	102,100	1,189,465
Lennar Corp. (Class A Stock)	27,990	507,179
Persimmon PLC (United Kingdom)	97,100	693,171
Sekisui House Ltd. (Japan)	22,000	206,299

		3,284,356

Home Furnishings — 0.1%
Pioneer Corp. (Japan)*	42,400	176,369
Sony Corp. (Japan)	11,500	368,310

		544,679

Hotels & Motels — 0.4%
Crown Ltd. (Australia)	59,728	503,505
Genting Singapore PLC (Singapore)*	252,000	409,837
MGM Resorts International*(a)	195,630	2,572,535
SJM Holdings Ltd. (Hong Kong)	178,000	311,672

		3,797,549

Hotels, Restaurants & Leisure — 0.2%
Home Inns & Hotels Management, Inc., ADR (Cayman Islands)*(a)	22,300	882,411
Marriott International, Inc. (Class A Stock)	24,980	888,788

		1,771,199

Household Products — 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	29,400	1,510,184

Industrial Products
Makita Corp. (Japan)	3,300	153,535

Insurance — 2.8%
ACE Ltd. (Switzerland)	34,000	2,199,800
Aegon NV (XEQT) (Netherlands)*	230,700	1,727,585
Aegon NV (XNYS) (Netherlands)*	247,100	1,853,250
Allianz SE (Germany)	13,064	1,833,463
American Equity Investment Life Holding Co.(a)	158,230	2,075,978
AMP Ltd. (Australia)	121,570	682,801
Aviva PLC (United Kingdom)	97,400	676,250
AXA SA (France)	59,390	1,241,044
Delphi Financial Group, Inc. (Class A Stock)(a)	76,920	2,362,213
ING Groep NV, CVA (Netherlands)*	214,300	2,712,385
Legal & General Group PLC (United Kingdom)	350,004	646,825
Lincoln National Corp.(a)	127,840	3,840,314
Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	29,000	660,327
NKSJ Holdings, Inc. (Japan)	13,000	84,864
Old Mutual PLC (United Kingdom)	165,600	361,294
Platinum Underwriters Holdings Ltd. (Bermuda)	95,800	3,649,022
Prudential PLC (United Kingdom)	65,789	745,635
QBE Insurance Group Ltd. (Australia)	17,140	313,267
Tokio Marine Holdings, Inc. (Japan)	41,000	1,096,225

		28,762,542

Internet Services — 1.6%
Amazon.com, Inc.*	19,340	3,483,714
Cogent Communications Group, Inc.*	46,710	666,552
Dena Co. Ltd. (Japan)	3,300	119,217
Google, Inc. (Class A Stock)*	15,740	9,226,946
Gree, Inc. (Japan)	8,400	140,875
Kakaku.com, Inc. (Japan)	38	211,746
Rakuten, Inc. (Japan)	723	650,161
Sourcefire, Inc.*	47,820	1,315,528
Start Today Co. Ltd. (Japan)	5,700	88,193
Tencent Holdings Ltd. (Cayman Islands)	27,900	679,696

		16,582,628

Machinery & Equipment — 3.5%
AGCO Corp.*	76,430	4,201,357
Caterpillar, Inc.	42,240	4,703,424
CNH Global NV (Netherlands)*	72,300	3,510,165
Cummins, Inc.	29,650	3,250,233
Deere & Co.	31,320	3,034,595
Fanuc Corp. (Japan)	2,600	393,532
Flowserve Corp.	6,810	877,128
FLSmidth & Co. A/S (Denmark)	3,500	298,164
Joy Global, Inc.	42,050	4,154,961
Komatsu Ltd. (Japan)	51,700	1,755,861
MAN SE (Germany)	5,066	631,796
Mitsubishi Heavy Industries Ltd. (Japan)	40,000	183,698
Nabtesco Corp. (Japan)	5,300	133,296
Rockwell Automation, Inc.	40,690	3,851,309
Sumitomo Heavy Industries Ltd. (Japan)	21,000	137,088
Terex Corp.*	150,330	5,568,223

		36,684,830

Media — 0.8%
Discovery Communications, Inc. (Class A Stock)*(a)	49,590	1,978,641
Jupiter Telecommunications Co. Ltd. (Japan)	100	98,221
Scripps Networks Interactive, Inc. (Class A Stock)(a)	35,690	1,787,712
Walt Disney Co. (The)	89,950	3,875,945
WPP PLC (United Kingdom)	57,828	712,924

		8,453,443

Metals & Mining — 2.3%
BHP Billiton Ltd. (Australia)	75,817	3,651,299
Cliffs Natural Resources, Inc.	11,900	1,169,532
Compass Minerals International, Inc.(a)	8,940	836,158
European Goldfields Ltd. (Canada)*	22,900	286,544
Freeport-McMoRan Copper & Gold, Inc.	42,610	2,366,986
Fresnillo PLC (United Kingdom)	10,300	254,955
Hecla Mining Co.*	112,320	1,019,866
Hitachi Metals Ltd. (Japan)	18,000	226,785
JFE Holdings, Inc. (Japan)	29,700	869,077
Mitsubishi Materials Corp. (Japan)	113,000	383,097
NSK Ltd. (Japan)	35,000	301,695
Peabody Energy Corp.	21,460	1,544,262
Reliance Steel & Aluminum Co.	23,620	1,364,764
Rio Tinto Ltd. (Australia)	7,898	692,348
Rio Tinto PLC (United Kingdom)	53,600	3,765,311

Silver Wheaton Corp. (Canada)	24,000	1,040,640
Umicore SA (Belgium)	12,074	598,806
Vallourec SA (France)	15,200	1,705,212
Walter Energy, Inc.	5,980	809,871
Xstrata PLC (United Kingdom)	70,900	1,657,169

		24,544,377

Miscellaneous Manufacturers — 0.6%
Charter International PLC (United Kingdom)	19,300	250,167
Cookson Group PLC (United Kingdom)*	117,500	1,299,670
General Electric Co.	66,750	1,338,338
Siemens AG (Germany)	22,952	3,145,727

		6,033,902

Office Equipment — 0.1%
Canon, Inc. (Japan)	33,600	1,462,275

Oil, Gas & Consumable Fuels — 8.0%
Berry Petroleum Co. (Class A Stock)	21,450	1,082,152
BG Group PLC (United Kingdom)	62,316	1,550,502
BP PLC (United Kingdom)	406,900	2,963,498
BP PLC, ADR (United Kingdom)	49,100	2,167,274
Cameron International Corp.*(a)	51,290	2,928,659
Centrica PLC (United Kingdom)	148,100	772,859
Cimarex Energy Co.	3,510	404,492
Concho Resources, Inc.*	13,120	1,407,776
Devon Energy Corp.	13,420	1,231,553
ENI SpA (Italy)	61,900	1,520,262
Ensco PLC, ADR (United Kingdom)	34,000	1,966,560
Exxon Mobil Corp.	38,000	3,196,940
Forest Oil Corp.*	163,700	6,192,771
Galp Energia SGPS SA (Class B Stock) (Portugal)	37,221	796,779
Halliburton Co.	69,850	3,481,324
Hess Corp.	32,120	2,736,945
Inpex Corp. (Japan)	30	227,579
JX Holdings, Inc. (Japan)	10,800	72,710
Marathon Oil Corp.	28,580	1,523,600
National Oilwell Varco, Inc.	43,760	3,468,855
Newfield Exploration Co.*	54,620	4,151,666
Nexen, Inc. (Canada)	103,200	2,571,744
Occidental Petroleum Corp.	19,810	2,069,947
Oil Search Ltd. (Papua New Guinea)	63,485	467,540
Oil States International, Inc.*(a)	12,130	923,578
Patterson-UTI Energy, Inc.	128,720	3,783,081
Petrohawk Energy Corp.*	49,750	1,220,865
Petroleo Brasileiro SA, ADR (Brazil)	34,500	1,394,835
Petroleum Geo-Services ASA (Norway)*	47,200	756,617
Pride International, Inc.*	66,600	2,860,470
Rowan Cos., Inc.*	63,060	2,785,991
Royal Dutch Shell PLC (Class A Stock) (XEQT) (United Kingdom)	39,688	1,442,418
Royal Dutch Shell PLC (Class A Stock) (XLON) (United Kingdom)	76,021	2,761,030
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	8,830	320,133
Saipem SpA (Italy)	15,990	850,011
Schlumberger Ltd. (Netherlands)	32,600	3,040,276
SM Energy Co.(a)	5,670	420,657
Southwestern Energy Co.*	38,090	1,636,727
Statoil ASA (Norway)	52,900	1,466,402
Technip SA (France)	3,730	397,781
Total SA (France)	62,120	3,781,589
Transocean Ltd. (CHIX) (Switzerland)*	10,540	828,512
Transocean Ltd. (XNYS) (Switzerland)*(a)	22,300	1,738,285
Weatherford International Ltd. (Switzerland)*(a)	88,190	1,993,094

		83,356,339

Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)	878,000	233,086

Pharmaceuticals — 3.3%
Allergan, Inc.	40,460	2,873,469
BioMarin Pharmaceutical, Inc.*(a)	16,060	403,588
GlaxoSmithKline PLC (United Kingdom)	146,500	2,795,523
Impax Laboratories, Inc.*	37,070	943,432
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,900	180,747
Merck & Co., Inc.	115,020	3,796,810
Mitsubishi Tanabe Pharma Corp. (Japan)	78,900	1,280,536
Novartis AG (Switzerland)	6,281	340,685
Novo Nordisk A/S (Class B Stock) (Denmark)	8,802	1,105,855
Onyx Pharmaceuticals, Inc.*	68,380	2,405,608
Pfizer, Inc.	346,500	7,037,415
Pharmasset, Inc.*	13,730	1,080,688
Raptor Pharmaceutical Corp.*(a)	69,740	240,603
Roche Holding AG (Switzerland)	17,588	2,512,298
Salix Pharmaceuticals Ltd.*	13,810	483,764
Sanofi-Aventis SA (France)	23,191	1,626,052
Santen Pharmaceutical Co. Ltd. (Japan)	3,600	143,472
Theravance, Inc.*(a)	61,330	1,485,413
Valeant Pharmaceuticals International, Inc. (Canada)(a)	70,436	3,508,417
Watson Pharmaceuticals, Inc.*	4,390	245,884

		34,490,259

Printing & Publishing — 0.3%
VistaPrint NV (Netherlands)*	65,500	3,399,450

Real Estate Investment Trusts — 0.7%
British Land Co. PLC (United Kingdom)	58,876	521,833
Cedar Shopping Centers, Inc.	120,960	729,389
Coresite Realty Corp.	18,250	289,080
Douglas Emmett, Inc.	31,690	594,188
Japan Retail Fund Investment Corp. (Japan)	151	236,357
Post Properties, Inc.	43,310	1,699,917
Public Storage	24,330	2,698,440
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)*	72,000	53,122
Westfield Group (Australia)	77,362	747,382

		7,569,708

Real Estate Management/Service — 0.3%
Jones Lang LaSalle, Inc.	28,100	2,802,694

Real Estate Operation & Development — 0.8%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	205,070	5,475,369
Cheung Kong Holdings Ltd. (Hong Kong)	14,000	228,217
Mitsui Fudosan Co. Ltd. (Japan)	71,000	1,171,953
New World Development Ltd. (Hong Kong)	518,000	914,993
PDG Realty SA Empreendimentos e Participacoes (Brazil)	84,800	471,616
Sumitomo Realty & Development Co. Ltd. (Japan)	12,000	240,058

		8,502,206

Restaurants — 0.1%
California Pizza Kitchen, Inc.*	44,260	747,109

Retail & Merchandising — 4.4%
ABC-Mart, Inc. (Japan)	5,600	203,655
Abercrombie & Fitch Co. (Class A Stock)	52,730	3,095,251
Asics Corp. (Japan)	16,000	213,897
BJ’s Wholesale Club, Inc.*	76,560	3,737,659
Cheesecake Factory, Inc. (The)*	92,940	2,796,565
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	9,561	552,217
CVS Caremark Corp.	228,670	7,847,954
Dollar Tree, Inc.*	48,700	2,703,824
FamilyMart Co. Ltd. (Japan)	3,000	112,707
Gome Electrical Appliances Holdings Ltd. (Bermuda)*	703,000	247,632
Hennes & Mauritz AB (Class B Stock) (Sweden)	25,597	850,002
Industria de Diseno Textil SA (Spain)	9,892	793,749
Kingfisher PLC (United Kingdom)	274,600	1,083,229
Kohl’s Corp.	33,490	1,776,310
Limited Brands, Inc.	30,530	1,003,826
Macy’s, Inc.	114,500	2,777,770
Nitori Holdings Co. Ltd. (Japan)	2,200	193,340
Office Depot, Inc.*	418,820	1,939,137
PPR (France)	3,660	560,966
Ruth’s Hospitality Group, Inc.*	115,910	598,096
Saks, Inc.*(a)	223,590	2,528,803
Seven & I Holdings Co. Ltd. (Japan)	9,600	244,905
Starbucks Corp.	49,460	1,827,547
Swatch Group AG (The) (Switzerland)	880	389,078
Target Corp.	41,360	2,068,414
Travis Perkins PLC (United Kingdom)	41,600	678,029
Walgreen Co.	98,980	3,973,057
Wesfarmers Ltd. (Australia)	20,700	680,443

		45,478,062

Semiconductors — 1.5%
ARM Holdings PLC (United Kingdom)	49,500	456,598
ASML Holding NV (Netherlands)*	12,300	542,119
Avago Technologies Ltd. (Singapore)	91,100	2,833,210
Broadcom Corp. (Class A Stock)	48,500	1,909,930
Elpida Memory, Inc. (Japan)*	55,100	709,450
Emulex Corp.*	182,270	1,944,821
Fairchild Semiconductor International, Inc.*	93,640	1,704,248
Infineon Technologies AG (Germany)	47,170	483,653
Intel Corp.	67,680	1,365,106
Marvell Technology Group Ltd. (Bermuda)*	146,600	2,279,630
Netlogic Microsystems, Inc.*(a)	34,220	1,437,924
Tokyo Electron Ltd. (Japan)	3,700	203,949

		15,870,638

Software — 1.6%
Ariba, Inc.*	46,490	1,587,169
Autonomy Corp. PLC (United Kingdom)*	11,300	288,047
BMC Software, Inc.*	13,050	649,107
Changyou.com Ltd., ADR (Cayman Islands)*	5,800	186,760
Compuware Corp.*	104,480	1,206,744
DemandTec, Inc.*	181,970	2,394,725
MedAssets, Inc.*	19,280	294,406
Microsoft Corp.	173,890	4,409,850
Oracle Corp.	133,030	4,439,211
SAP AG (Germany)	13,402	820,507

		16,276,526

Telecommunications — 3.5%
ADTRAN, Inc.	41,430	1,759,118
American Tower Corp. (Class A Stock)*	61,530	3,188,485
AT&T, Inc.	45,460	1,391,076
Cisco Systems, Inc.	136,450	2,340,118
Deutsche Telekom AG (Germany)	37,210	573,216
France Telecom SA (France)	42,480	951,800
KDDI Corp. (Japan)	121	749,158
NII Holdings, Inc.*	87,860	3,661,126
Nippon Telegraph & Telephone Corp. (Japan)	4,000	179,610
QUALCOMM, Inc.	75,590	4,144,600
Qwest Communications International, Inc.	534,790	3,652,616
SBA Communications Corp. (Class A Stock)*(a)	21,180	840,422
SES SA, FDR (Luxembourg)	3,111	80,132
Singapore Telecommunications Ltd. (Singapore)	309,000	740,325
Softbank Corp. (Japan)	23,800	949,940
Swisscom AG (Switzerland)	1,890	842,629
Sycamore Networks, Inc.	21,650	528,910
Telefonica SA (Spain)	108,089	2,705,978
Telenor ASA (Norway)	56,400	928,059
Telstra Corp Ltd. (Australia)	422,389	1,232,053
Vivendi (France)	48,421	1,382,732
Vodafone Group PLC (United Kingdom)	1,250,100	3,539,570

		36,361,673

Textiles & Apparel — 0.2%
Billabong International Ltd. (Australia)	113,748	888,298
Jones Group, Inc. (The)	79,570	1,094,087

		1,982,385

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	51,900	2,083,127
Imperial Tobacco Group PLC (United Kingdom)	56,873	1,758,122
Japan Tobacco, Inc. (Japan)	299	1,080,181

		4,921,430

Transportation — 0.8%
CSX Corp.	25,660	2,016,876
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	13,200	142,164
Hitachi Transport System Ltd. (Japan)	6,700	93,919
Kawasaki Kisen Kaisha Ltd. (Japan)	205,000	756,612
Kuehne & Nagel International AG (Switzerland)	3,280	458,879
Swift Transporation Co.*(a)	203,210	2,987,187
Union Pacific Corp.	18,440	1,813,205

		8,268,842

Water — 0.1%
American Water Works Co., Inc.	36,990	1,037,570
Veolia Environnement SA (France)	11,020	342,647

		1,380,217

TOTAL COMMON STOCKS (cost $689,218,349)		759,045,090

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund(a) (cost $766,718)	9,700	816,449

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITY

Ally Master Owner Trust, Series 2011-1, Class A2 (cost $179,998)
2.15%	01/15/16	Aaa	$180	179,547

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%

Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	526,145
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,047,588
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,000	1,051,081
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	600	632,597
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	529,362
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	495	519,743
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4
5.543%	12/10/49	Aaa	1,000	1,041,840
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	200	211,693
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.56%	11/10/39	Aaa	500	537,771
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	1,000	1,070,650
Series 2006-LDP8, Class A4
5.399%	05/15/45	Aaa	1,000	1,072,003
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	410	429,262
Series 2007-CB19, Class A4
5.932%(c)	02/12/49	Aa2	1,000	1,070,920
Series 2007-CB20, Class A4
5.794%	02/12/51	Aaa	500	538,566
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	500	527,319
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.141%(c)	07/15/44	Aaa	1,000	1,070,230
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+ (d)	500	530,984
Series 2007-C2, Class A3
5.43%	02/15/40	A+ (d)	750	790,290
Series 2007-C6, Class A4
5.858%	07/15/40	Aaa	1,000	1,064,353
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/49	Aaa	500	524,723
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%	01/15/45	Aaa	310	332,867
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	500	517,758
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,000	1,034,465

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,061,945)				16,672,210

CORPORATE BONDS — 5.9%

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes
9.25%	08/06/19	Baa1	290	378,471
9.70%	11/10/18	Baa1	560	736,465

				1,114,936

Beverages
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes
2.50%	03/26/13	Baa1	118	120,396
5.375%	11/15/14	Baa1	305	336,102

				456,498

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.85%	08/15/12	Baa3	300	314,271
7.60%	05/15/14	Baa3	384	443,759

				758,030

Commercial Banks — 0.2%
HSBC Holdings PLC, Sr. Unsec’d. Notes (United Kingdom)
5.10%	04/05/21	Aa2	282	283,447
Huntington Bancshares, Inc., Sub. Notes
7.00%	12/15/20	Baa3	450	496,803
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	400	437,507
KeyCorp, Sr. Unsec’d. Notes
5.10%	03/24/21	Baa1	141	140,130
Regions Bank Birmingham AL, Sub. Notes
6.45%	06/26/37	Ba3	273	251,160
SunTrust Banks, Inc., Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1	240	238,569

				1,847,616

Consumer Products & Services — 0.1%
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.375%	01/15/16	Baa3	400	424,751
5.875%	01/15/36	Baa3	395	348,473

				773,224

Diversified Financial Services — 1.0%
Capital One Capital V, Ltd. Gtd. Notes
10.25%	08/15/39	Baa3	349	378,665
Credit Suisse, Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	520	552,292
Discover Financial Services, Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	281	361,498
General Electric Capital Corp., Notes, MTN
5.625%	09/15/17	Aa2	440	477,455
Sr. Unsec’d. Notes
2.25%	11/09/15	Aa2	700	672,467
4.375%	09/16/20	Aa2	700	680,260
Sub. Notes
5.30%	02/11/21	Aa3	400	406,268
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	275	277,029
6.00%	06/15/20	A1	500	528,562
6.25%	02/01/41	A1	190	189,213
Sr. Unsec’d. Notes
6.15%	04/01/18	A1	350	379,462
Sub. Notes
6.75%	10/01/37	A2	283	285,442
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	800	822,971
6.30%	04/23/19	Aa3	440	487,030
KeyBank NA, Sub. Notes
5.80%	07/01/14	Baa1	599	654,179
M&I Marshall & Ilsley Bank,
Sub. Notes
5.00%	01/17/17	Baa1	249	257,479
5.25%	09/04/12	Baa1	40	41,758
Merrill Lynch & Co., Inc., Notes, MTN
6.875%	04/25/18	A2	300	333,208
Prime Property Funding II, Inc., Notes, 144A
5.60%	06/15/11	Baa2	403	405,088
Wachovia Bank NA, Sub. Notes
4.875%	02/01/15	Aa3	320	340,745
Wells Fargo & Co.,
Notes
4.60%	04/01/21	A1	850	840,569
Sr. Unsec’d. Notes
3.625%	04/15/15	A1	110	113,383
3.676%	06/15/16	A1	700	704,137

				10,189,160

Electric — Integrated — 0.1%
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes
5.875%	10/01/12	Baa1	350	373,777
Nevada Power Co., General Refinance Mortgage
6.50%	05/15/18	Baa3	325	371,727

				745,504

Electric Utilities — 0.5%
Alabama Power Co., Sr. Unsec’d. Notes
3.375%	10/01/20	A2	91	85,829
Commonwealth Edison Co., First Mortgage
1.625%	01/15/14	Baa1	116	115,261
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
5.70%	06/15/40	A3	100	104,103
Dominion Resources, Inc., Jr. Sub. Notes
6.30%(c)	09/30/66	Baa3	235	230,887
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A
6.40%	09/15/20	Ba1	203	206,527
Edison International, Sr. Unsec’d. Notes
3.75%	09/15/17	Baa2	91	89,560
EDP Finance BV, Sr. Unsec’d. Notes, 144A (Netherlands)
6.00%	02/02/18	Baa1	208	197,337
Exelon Generation Co. LLC, Sr. Unsec’d. Notes
4.00%	10/01/20	A3	400	365,697
FirstEnergy Corp., Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	475	514,522
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	320	335,703
6.05%	08/15/21	Baa2	63	65,281
Kentucky Utilities Co.,
First Mortgage, 144A
3.25%	11/01/20	A2	24	22,228
5.125%	11/01/40	A2	174	166,519

LG&E And KU Energy LLC,
Notes, 144A
2.125%	11/15/15	Baa2	127	120,763
3.75%	11/15/20	Baa2	25	23,081
Louisville Gas & Electric Co., First Mortgage, 144A
5.125%	11/15/40	A2	52	49,542
National Grid PLC, Sr. Unsec’d. Notes (United Kingdom)
6.30%	08/01/16	Baa1	157	178,324
Nisource Finance Corp.,
Gtd. Notes
6.25%	12/15/40	Baa3	41	41,859
6.40%	03/15/18	Baa3	310	346,817
Pepco Holdings, Inc., Sr. Unsec’d. Notes
2.70%	10/01/15	Baa3	406	399,560
PPL Energy Supply LLC, Sr. Unsec’d. Notes
6.50%	05/01/18	Baa2	305	340,532
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.40%	01/15/21	Baa2	440	436,730
6.00%	12/01/39	Baa2	100	102,798
Tampa Electric Co., Sr. Unsec’d. Notes, 144A
5.40%	05/15/21	Baa1	65	70,510
Teco Finance, Inc.,
Gtd. Notes
4.00%	03/15/16	Baa3	300	305,645
5.15%	03/15/20	Baa3	200	207,185

				5,122,800

Financial — Bank & Trust — 0.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.75%	12/01/17	A2	900	948,250
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	1,090	1,139,139

				2,087,389

Financial Services — 0.6%
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.75%	05/19/15	A3	500	524,102
6.125%	05/15/18	A3	1,280	1,396,110
6.50%	08/19/13	A3	500	546,678
Discover Bank, Sub. Notes
7.00%	04/15/20	Ba1	370	407,075
Fifth Third Bancorp, Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1	122	121,893
Fifth Third Capital Trust IV, Ltd. Gtd. Notes
6.50%(c)	04/15/37	Baa3	63	61,346
Morgan Stanley,
Sr. Unsec’d. Notes
5.75%	01/25/21	A2	900	908,366
6.00%	05/13/14	A2	500	543,925
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	A2	800	879,293
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3	23	23,431
7.75%	11/10/14	Ba3	321	346,680
Silicon Valley Bank, Sr. Unsec’d. Notes
5.70%	06/01/12	A2	451	462,632

				6,221,531

Foods — 0.1%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	500	527,873
6.50%	08/11/17	Baa2	600	684,211

				1,212,084

Holding Companies — Diversified
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	300	332,654

Insurance — 0.3%
AON Corp.,
Sr. Unsec’d. Notes
3.50%	09/30/15	Baa2	54	54,189
5.00%	09/30/20	Baa2	362	365,942
6.25%	09/30/40	Baa2	40	41,544
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A
8.875%	06/01/39	A1	246	336,420
MetLife, Inc., Sr. Unsec’d. Notes
6.75%	06/01/16	A3	295	341,003
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A
5.125%	06/10/14	Aa3	300	325,137
New York Life Insurance Co., Sub. Notes, 144A
6.75%	11/15/39	Aa2	171	196,141
Northwestern Mutual Life Insurance, Notes, 144A
6.063%	03/30/40	Aa2	540	570,180
Pacific Life Insurance Co., Sub. Notes, 144A
9.25%	06/15/39	A3	123	161,676
Pacific LifeCorp, Sr. Notes, 144A
6.00%	02/10/20	Baa1	379	403,577
Unum Group, Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	373,941

				3,169,750

Media — 0.6%
Comcast Corp.,
Gtd. Notes
4.95%	06/15/16	Baa1	300	320,762
5.70%	05/15/18	Baa1	400	435,408
6.40%	03/01/40	Baa1	325	332,868
Cox Communications, Inc., Unsec’d. Notes
4.625%	06/01/13	Baa2	310	329,048
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
4.75%	10/01/14	Baa2	545	586,841
5.875%	10/01/19	Baa2	200	216,235
6.35%	03/15/40	Baa2	300	300,065
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2	384	396,695
6.35%	06/01/40	Baa2	77	79,923

NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
3.65%	04/30/15	Baa2	400	410,657
5.15%	04/30/20	Baa2	350	360,727
6.40%	04/30/40	Baa2	200	205,346
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1	335	331,943
Time Warner Cable, Inc.,
Gtd. Notes
5.85%	05/01/17	Baa2	200	218,740
6.75%	07/01/18	Baa2	295	335,126
Time Warner, Inc., Gtd. Notes
6.20%	03/15/40	Baa2	500	495,461
Viacom, Inc.,
Sr. Unsec’d. Notes
3.50%	04/01/17	Baa1	208	204,783
6.75%	10/05/37	Baa1	315	338,349

				5,898,977

Metals & Mining
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)
3.75%	03/01/16	Baa3	468	467,136

Miscellaneous Manufacturers — 0.1%
General Electric Co., Sr. Unsec’d. Notes
5.25%	12/06/17	Aa2	500	544,499
Tyco Electronics Group SA, Gtd. Notes (Luxembourg)
6.00%	10/01/12	Baa2	305	325,110

				869,609

Office Equipment
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	300	313,833

Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	422	464,493
Apache Corp., Sr. Unsec’d. Notes
5.10%	09/01/40	A3	120	111,554
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	155	155,867
4.742%	03/11/21	A2	600	601,119
Marathon Petroleum Corp., Gtd. Notes, 144A
5.125%	03/01/21	Baa1	630	635,029
Motiva Enterprises LLC,
Notes, 144A
5.75%	01/15/20	A2	300	327,974
Sr. Unsec’d. Notes, 144A
6.85%	01/15/40	A2	305	348,584
Nexen, Inc.,
Sr. Unsec’d. Notes (Canada)
5.05%	11/20/13	Baa3	552	606,234
6.40%	05/15/37	Baa3	250	249,726
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
3.875%	01/27/16	Baa1	208	209,391
5.375%	01/27/21	Baa1	500	501,509
5.75%	01/20/20	Baa1	411	424,002
6.875%	01/20/40	Baa1	133	139,278
Sempra Energy, Sr. Unsec’d. Notes
2.00%	03/15/14	Baa1	600	595,898
Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	605	683,184

				6,053,842

Pharmaceuticals — 0.1%
Medco Health Solutions, Inc., Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	395	380,748
Sanofi-Aventis SA, Sr. Unsec’d. Notes (France)
4.00%	03/29/21	A2	700	688,450

				1,069,198

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	630	654,753
EL Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
4.10%	11/15/15	Ba1	488	497,622
Midcontinent Express Pipeline LLC, Sr. Unsec’d. Notes, 144A
5.45%	09/15/14	Ba1	420	455,550
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
3.95%	09/15/15	Baa3	350	360,936
5.00%	02/01/21	Baa3	65	65,193
Spectra Energy Capital LLC, Gtd. Notes
5.65%	03/01/20	Baa2	350	369,623

				2,403,677

Real Estate Investment Trusts — 0.4%
BioMed Realty LP,
Gtd. Notes
3.85%	04/15/16	Baa3	280	276,986
6.125%	04/15/20	Baa3	40	42,279
Brandywine Operating Partnership LP, Gtd. Notes
5.70%	05/01/17	Baa3	464	480,624
Camden Property Trust, Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	587,435
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
5.375%	10/15/12	Baa3	550	570,034
Sr. Unsec’d. Notes, MTN
4.75%	04/15/18	Baa3	114	110,969
Digital Realty Trust LP,
Gtd. Notes
4.50%	07/15/15	Baa2	100	102,710
5.25%	03/15/21	Baa2	134	131,839
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	554	599,664
Equity One, Inc., Gtd. Notes
6.25%	12/15/14	Baa3	400	429,133
ERP Operating LP,
Sr. Unsec’d. Notes
4.75%	07/15/20	Baa1	114	115,425
5.20%	04/01/13	Baa1	151	161,287
5.75%	06/15/17	Baa1	100	110,099

Liberty Property LP, Sr. Unsec’d. Notes
4.75%	10/01/20	Baa2	168	165,975
Simon Property Group LP, Sr. Unsec’d. Notes
4.20%	02/01/15	A3	300	315,585
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	123	132,588
6.15%	11/15/15	Baa2	315	348,322

				4,680,954

Real Estate Operation & Development — 0.1%
Post Apartment Homes LP, Sr. Unsec’d. Notes
6.30%	06/01/13	Baa3	551	589,833

Retail & Merchandising
Home Depot, Inc., Sr. Unsec’d. Notes
5.95%	04/01/41	Baa1	128	127,643
Lowe’s Cos., Inc., Sr. Unsec’d. Notes
5.80%	04/15/40	A1	260	268,552

				396,195

Sovereign Bond — 0.1%
Tennessee Valley Authority, Sr. Unsec’d. Notes
3.875%	02/15/21	Aaa	1,190	1,193,932

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.50%	08/15/15	A2	400	397,032
6.30%	01/15/38	A2	435	438,437
Sr. Unsec’d. Notes, 144A
5.35%	09/01/40	A2	600	537,447
CenturyLink, Inc., Sr. Unsec’d. Notes
7.60%	09/15/39	Baa3	200	214,242
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	620	645,930
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.134%	04/27/20	Baa1	110	109,445
5.462%	02/16/21	Baa1	153	154,945
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3	300	336,233
6.40%	02/15/38	A3	400	419,091

				3,252,802

Tobacco — 0.1%
Reynolds American, Inc., Gtd. Notes
6.75%	06/15/17	Baa3	660	754,744

TOTAL CORPORATE BONDS (cost $61,715,023)				61,975,908

MUNICIPAL BONDS — 0.1%

California — 0.1%
State of California, General Obligation Unlimited
6.20%	03/01/19	A1	340	360,094

Illinois
State of Illinois, General Obligation Unlimited
5.665%	03/01/18	A1	140	139,733
5.877%	03/01/19	A1	125	124,844

				264,577

TOTAL MUNICIPAL BONDS (cost $608,487)				624,671

RESIDENTIAL MORTGAGE-BACKED SECURITY
Banc of American Funding Corp., Series 2010-R4, Class 2A1 (cost $62,547)
4.50%	03/26/37	AA(d)	62	63,198

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 13.2%
Federal Home Loan Mortgage Corp.
4.50%	04/01/40		570	581,772
4.50%	TBA		2,000	2,031,876
5.00%	06/01/40-08/01/40		1,854	1,941,313
5.00%	TBA		4,500	4,696,173
5.50%	10/01/38		939	1,003,332
Federal National Mortgage Assoc.
3.00%	TBA		1,000	974,219
3.50%	09/01/40-11/01/40		2,585	2,437,179
3.50%	TBA		4,100	4,110,250
3.50%	TBA		1,900	1,788,968
3.869%(c)	04/01/40		1,350	1,400,600
3.985%(c)	04/01/40		1,350	1,403,385
4.00%	12/01/25-03/01/41		6,290	6,217,799
4.00%	TBA		1,500	1,541,250
4.50%	07/01/39-03/01/41		6,896	7,035,062
4.50%	TBA		500	523,985
4.50%	TBA		20,800	21,167,245
5.00%	05/01/19-08/01/40		9,586	10,087,495
5.00%	TBA		571	601,447
5.00%	TBA		14,500	15,168,363
5.50%	01/01/23-12/01/39		11,896	12,802,604
5.50%	TBA		35	37,235
5.50%	TBA		15,400	16,468,375
5.50%	TBA		1,400	1,492,750
6.00%	02/01/34-09/01/39		8,713	9,512,208
6.00%	TBA		10,000	10,875,000
6.00%	TBA		500	543,503
Government National Mortgage Assoc.
4.00%	09/15/25-10/15/25		852	889,035
4.50%	06/15/40		177	183,041

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $137,598,168)				137,515,464

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bonds
3.625%	02/15/21		1,541	1,562,912
4.25%	11/15/40		2,655	2,539,258
4.75%	02/15/41		3,308	3,438,253

U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/40-02/15/41	6,180	6,636,143
U.S. Treasury Notes
1.00%	10/31/11	30,000	30,138,270
1.25%	02/15/14-03/15/14	44,736	44,728,810
2.125%	02/29/16	5,696	5,678,200
2.625%	08/15/20	9,963	9,346,539
3.125%	04/30/17	11,500	11,819,838

TOTAL U.S. TREASURY OBLIGATIONS (cost $116,357,001)			115,888,223

TOTAL LONG-TERM INVESTMENTS (cost $1,022,568,236)			1,092,780,760

Shares
SHORT-TERM INVESTMENTS — 19.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $200,767,482; includes $52,014,443 cash collateral for securities on loan)(b)(w)	200,767,482	200,767,482

		Principal
		Amount
		(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.066%	06/02/11	$271	270,967
0.071%	06/02/11	61	60,993
0.071%	06/02/11	139	138,983
0.073%	06/02/11	476	475,942
0.076%	06/02/11	104	103,987
0.079%	06/02/11	90	89,989
0.087%	06/02/11	62	61,993
0.087%	05/05/11	139	138,986
0.102%	05/05/11	105	104,990
0.107%	05/05/11	366	365,964
0.109%	05/05/11	252	251,975
0.109%	05/05/11	381	380,962
0.117%	05/05/11	223	222,978
0.117%	05/05/11	248	247,976
0.118%	05/05/11	169	168,983
0.119%	05/05/11	76	75,993
0.127%	06/02/11	701	700,915
0.132%	05/05/11	211	210,979
0.142%	04/14/11	213	212,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,286,461)			4,286,548

TOTAL SHORT-TERM INVESTMENTS (cost $205,053,943)			205,054,030

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 124.5% (cost $1,227,622,179)			1,297,834,790

SECURITIES SOLD SHORT — (13.5)%

	Shares
COMMON STOCKS — (8.6)%

Aerospace & Defense — (0.6)%
Boeing Co. (The)	17,760	(1,312,997)
General Dynamics Corp.	22,650	(1,734,084)
Northrop Grumman Corp.	20,050	(1,257,335)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	59,700	(1,532,499)

		(5,836,915)

Automobile Manufacturers — (0.1)%
PACCAR, Inc.	13,370	(699,920)

Beverages — (0.2)%
SABMiller PLC (United Kingdom)	54,000	(1,932,660)

Biotechnology — (0.3)%
Acorda Therapeutics, Inc.*	31,940	(741,008)
Celgene Corp.*	35,970	(2,069,354)
Life Technologies Corp.*	8,110	(425,126)
Seattle Genetics, Inc.*	16,600	(258,462)

		(3,493,950)

Chemicals — (0.3)%
E.I. du Pont de Nemours & Co.	22,170	(1,218,685)
Monsanto Co.	13,530	(977,678)
Valspar Corp. (The)	28,380	(1,109,658)

		(3,306,021)

Clothing & Apparel — (0.3)%
Columbia Sportswear Co.	11,960	(710,663)
Under Armour, Inc. (Class A Stock)*	19,210	(1,307,241)
VF Corp.	10,060	(991,212)

		(3,009,116)

Computer Services & Software — (0.1)%
VMware, Inc. (Class A Stock)*	13,480	(1,099,159)

Cosmetics/Personal Care — (0.1)%
Colgate-Palmolive Co.	13,920	(1,124,179)

Distribution/Wholesale — (0.2)%
Fastenal Co.	18,340	(1,188,982)
Owens & Minor, Inc.	32,320	(1,049,754)

		(2,238,736)

Diversified Financial Services — (0.5)%

CBOE Holdings, Inc.	78,640	(2,278,201)

E*Trade Financial Corp.*	164,820	(2,576,136)

		(4,854,337)

Electric Utilities — (0.1)%
Integrys Energy Group, Inc.	28,970	(1,463,275)

Financial Services — (0.4)%
Federated Investors, Inc. (Class B Stock)	65,870	(1,762,023)
Northern Trust Corp.	51,460	(2,611,595)

		(4,373,618)

Foods — (0.4)%
H.J. Heinz Co.	23,750	(1,159,475)
Hormel Foods Corp.	57,040	(1,587,993)
Kraft Foods, Inc. (Class A Stock)	18,180	(570,125)
TreeHouse Foods, Inc.*	11,670	(663,673)
Weis Markets, Inc.	9,800	(396,508)

		(4,377,774)

Gas Utilities — (0.1)%
WGL Holdings, Inc.	13,790	(537,810)

Healthcare Products — (0.1)%
Intuitive Surgical, Inc.*	1,380	(460,175)

Hotels & Motels — (0.1)%
Las Vegas Sands Corp.*	24,790	(1,046,634)

Household Products — (0.1)%
Church & Dwight Co., Inc.	7,990	(633,927)
Kimberly-Clark Corp.	13,260	(865,480)

		(1,499,407)

Insurance — (0.1)%
American International Group, Inc.*	36,070	(1,267,500)

Internet Services — (0.1)%
NetFlix, Inc.*	2,840	(674,017)

Machinery & Equipment — (0.1)%
Applied Industrial Technologies, Inc.	31,190	(1,037,379)

Miscellaneous Manufacturers — (0.1)%
3M Co.	12,460	(1,165,010)

Oil, Gas & Consumable Fuels — (1.3)%
Atmos Energy Corp.	24,290	(828,289)
Chesapeake Energy Corp.	77,370	(2,593,442)
ConocoPhillips	25,310	(2,021,257)
Diamond Offshore Drilling, Inc.	23,900	(1,857,030)
Goodrich Petroleum Corp.*	64,560	(1,434,523)
Noble Energy, Inc.	13,010	(1,257,416)
W&T Offshore, Inc.	141,050	(3,214,530)

		(13,206,487)

Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	37,590	(993,503)
Eli Lilly & Co.	33,110	(1,164,479)
Forest Laboratories, Inc.*	60,070	(1,940,261)

		(4,098,243)

Real Estate Investment Trusts — (0.3)%
Digital Realty Trust, Inc.	31,470	(1,829,666)
Regency Centers Corp.	26,240	(1,140,915)

		(2,970,581)

Retail & Merchandising — (0.4)%
Bed Bath & Beyond, Inc.*	18,140	(875,618)
Darden Restaurants, Inc.	30,140	(1,480,778)
J.C. Penney Co., Inc.	27,480	(986,807)
P.F. Chang’s China Bistro, Inc.	25,820	(1,192,626)

		(4,535,829)

Semiconductors & Semiconductor Equipment — (0.4)%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	242,200	(2,949,996)
Texas Instruments, Inc.	40,570	(1,402,099)

		(4,352,095)

Shipbuilding
Huntington Ingalls Industries, Inc.*	3,341	(138,652)

Software — (0.7)%
Cerner Corp.*	4,720	(524,864)
Informatica Corp.*	45,800	(2,392,134)
Intuit, Inc.*	27,060	(1,436,886)
Red Hat, Inc.*	35,780	(1,624,054)
salesforce.com, Inc.*	11,700	(1,562,886)

		(7,540,824)

Telecommunications — (0.7)%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	31,800	(1,847,580)
Frontier Communications Corp.	61,570	(506,105)
Motorola Mobility Holdings, Inc.*	71,740	(1,750,456)
Nokia Oyj, ADR (Finland)	332,900	(2,832,979)

		(6,937,120)

TOTAL COMMON STOCKS (proceeds received $81,988,759)		(89,277,423)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (4.9)%
Federal National Mortgage Assoc.
3.00%	TBA	1,000	(974,219)
3.50%	TBA	3,000	(3,007,500)
3.50%	TBA	1,800	(1,694,812)
4.00%	TBA	1,500	(1,541,250)
4.00%	TBA	1,500	(1,475,157)
4.50%	TBA	5,500	(5,597,108)
5.00%	TBA	12,500	(13,076,175)
5.50%	TBA	15,400	(16,468,375)
5.50%	TBA	1,000	(1,066,250)
6.00%	TBA	5,000	(5,437,500)
6.00%	TBA	500	(543,502)
Government National Mortgage Assoc.
4.50%	TBA	100	(103,141)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $51,011,195)			(50,984,989)

TOTAL SECURITIES SOLD SHORT (proceeds received $132,999,954)	(140,262,412)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o) — 111.0% (cost $1,094,622,225)	1,157,572,378

Other liabilities in excess of other assets(x) — (11.0)%	(114,802,025)

NET ASSETS — 100.0%	$1,042,770,353

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

FDR	Fiduciary Depositary Receipt

MTN	Medium Term Note

PRFC	Preference Shares

TBA	To Be Announced

CHIX	European Equity Exchange

TIPS	Treasury Inflation Protected Security

XEQT	Equiduct Stock Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

EUR	Euro

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,749,711; cash collateral of $52,014,443 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2011, one security representing $233,086 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2011	Appreciation(1)
Long Positions:
949	S&P 500 E-Mini	Jun. 2011	$61,879,143	$62,681,451	$802,308

(1)	The amount represents fair value of derivative instruments subjects to equity risk exposure as of March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Depreciation(1)
Euro, Expiring 04/05/11	State Street Bank	EUR	147	$208,492	$208,136	$(356)

(1)	The amount represents fair value of derivative instruments subjects to foreign currency contracts risk exposure as of March 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$758,812,004	$—	$233,086
Exchange Traded Fund	816,449	—	—
Asset-Backed Security	—	179,547	—
Commerical Mortgage-Backed Securities	—	16,672,210	—
Corporate Bonds	—	61,975,908	—
Municipal Bond	—	624,671	—
Residential Mortgage-Backed Security	—	63,198	—
U.S. Government Mortgage-Backed Obligations	—	137,515,464	—
U.S. Treasury Obligations	—	120,174,771	—
Affiliated Money Market Mutual Fund	200,767,482	—	—
Short Sales — Common Stocks	(89,277,423)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(50,984,989)	—
Other Financial Instuments*
Futures	802,308	—	—
Forward Foreign Currency Contracts	—	(356)	—

Total	$871,920,820	$286,220,424	$233,086

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 64.9%

Aerospace & Defense — 2.2%
BAE Systems PLC (United Kingdom)	5,824,326	$30,356,832
Cubic Corp.	109,870	6,317,525
Huntington Ingalls Industries, Inc.*	77,074	3,198,585
Northrop Grumman Corp.(a)	462,446	28,999,989

		68,872,931

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	429,247	5,404,220
TRW Automotive Holdings Corp.*	599,819	33,038,030

		38,442,250

Automobiles — 0.7%
Honda Motor Co. Ltd., ADR (Japan)	283,588	10,637,386
Toyota Motor Corp., ADR (Japan)(a)	134,051	10,757,593

		21,394,979

Biotechnology — 0.1%
Emergent Biosolutions, Inc.*	144,030	3,479,765

Capital Markets — 1.6%
Deutsche Bank AG (Germany)(a)	192,265	11,357,093
Man Group PLC (United Kingdom)	6,609,107	26,071,282
UBS AG (Switzerland)*(a)	621,801	11,223,508

		48,651,883

Commercial Banks — 7.1%
Banco Santander SA, ADR (Spain)	1,002,381	11,747,905
Bank of China Ltd. (Class H Stock) (China)	59,621,000	33,188,567
Bank of Communications Co. Ltd. (Class H Stock) (China)	32,215,000	35,451,389
Barclays PLC, ADR (United Kingdom)(a)	601,429	10,909,922
BOC Hong Kong Holdings Ltd. (Hong Kong)	10,155,806	33,097,387
FNB Corp.(a)	3,044,360	32,087,555
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	40,831,000	33,909,695
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	2,236,221	10,286,617
Mizuho Financial Group, Inc. (Japan)*	3,014,513	10,008,183
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,650,901	10,318,131

		221,005,351

Commercial Services & Supplies — 2.3%
Avery Dennison Corp.	781,200	32,779,152
Deluxe Corp.	309,874	8,224,056
RR Donnelley & Sons Co.	1,668,369	31,565,542

		72,568,750

Consumer Finance — 0.3%
First Cash Financial Services, Inc.*	125,509	4,844,647
World Acceptance Corp.*	66,583	4,341,212

		9,185,859

Diversified Consumer Services — 0.1%
K12, Inc.*	128,281	4,323,070

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)*	999,124	12,698,866

Diversified Telecommunication Services — 5.9%
AT&T, Inc.	2,186,138	66,895,823
BT Group PLC, ADR (United Kingdom)(a)	1,191,579	35,842,696
CenturyLink, Inc.(a)	760,337	31,592,003
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	748,127	12,418,908
France Telecom SA, ADR (France)	556,526	12,527,400
Nippon Telegraph & Telephone Corp., ADR (Japan)	501,190	11,271,763
Telecom Italia SpA, ADR (Italy)	816,139	12,552,218

		183,100,811

Electric Utilities — 3.5%
Cleco Corp.	959,078	32,886,785
Edison International	853,875	31,243,286
Korea Electric Power Corp., ADR (South Korea)*	988,683	12,101,480
Pinnacle West Capital Corp.	737,009	31,536,615

		107,768,166

Electrical Equipment — 0.1%
Franklin Electric Co., Inc.	96,866	4,475,209

Electronic Equipment, Instruments & Components — 1.9%
DTS, Inc.*	70,994	3,310,450
Hitachi Ltd., ADR (Japan)(a)	793,144	40,950,025
Vishay Intertechnology, Inc.*(a)	903,197	16,022,715

		60,283,190

Energy Equipment & Services — 0.8%
Hornbeck Offshore Services, Inc.*	109,033	3,363,668
RPC, Inc.(a)	881,903	22,329,784

		25,693,452

Food & Staples Retailing — 0.1%
Andersons, Inc. (The)	74,493	3,629,299

Food Products — 1.1%
B&G Foods, Inc.	194,395	3,648,794
Kraft Foods, Inc. (Class A Stock)	969,664	30,408,663

		34,057,457

Healthcare Providers & Services — 0.4%
Kindred Healthcare, Inc.*	161,073	3,846,423
Molina Healthcare, Inc.*	127,669	5,106,760
MWI Veterinary Supply, Inc.*	51,100	4,122,748

		13,075,931

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	44,898	2,886,043

Hotels, Restaurants & Leisure — 0.9%
BJ’s Restaurants, Inc.*(a)	113,213	4,452,667
Ladbrokes PLC (United Kingdom)	11,612,293	24,682,829

		29,135,496

Household Durables — 1.9%
iRobot Corp.*	106,148	3,491,208
Leggett & Platt, Inc.	1,340,952	32,853,324
Panasonic Corp., ADR (Japan)	916,484	11,538,534
Sony Corp., ADR (Japan)	337,150	10,731,484

		58,614,550

Insurance — 3.8%
Allstate Corp. (The)	976,748	31,041,051
American Equity Investment Life Holding Co.	246,712	3,236,861
Cincinnati Financial Corp.	912,405	29,926,884
Employers Holdings, Inc.	167,065	3,451,563
Manulife Financial Corp. (Canada)(a)	656,659	11,616,298
RSA Insurance Group PLC (United Kingdom)	13,513,095	28,506,353
Sun Life Financial, Inc. (Canada)(a)	370,347	11,640,006

		119,419,016

Internet Software & Services — 0.5%
Constant Contact, Inc.*(a)	119,798	4,180,950
LivePerson, Inc.*	207,261	2,619,779
QuinStreet, Inc.*(a)	190,773	4,336,270
RightNow Technologies, Inc.*	132,968	4,161,899

		15,298,898

Leisure Equipment & Products — 0.1%
Sturm Ruger & Co., Inc.(a)	76,665	1,760,995

Machinery — 0.2%
NN, Inc.*	377,431	6,891,890

Metals & Mining — 1.6%
Cliffs Natural Resources, Inc.	363,242	35,699,424
POSCO, ADR (South Korea)(a)	120,274	13,746,115

		49,445,539

Multi-Utilities — 5.0%
Alliant Energy Corp.	796,375	31,002,879
Black Hills Corp.	904,418	30,243,738
DTE Energy Co.	654,492	32,043,928
Integrys Energy Group, Inc.	633,719	32,009,147
NiSource, Inc.(a)	1,622,588	31,121,238

		156,420,930

Multiline Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	362,268	14,534,192

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	301,156	32,353,189
Eni SpA, ADR (Italy)	254,011	12,479,560
PetroChina Co. Ltd. (Class H Stock) (China)	23,098,000	34,980,098
Repsol YPF SA, ADR (Spain)(a)	368,571	12,697,271

		92,510,118

Paper & Forest Products — 1.1%
Clearwater Paper Corp.*	46,175	3,758,645
MeadWestvaco Corp.	1,034,939	31,389,700

		35,148,345

Pharmaceuticals — 2.5%
Impax Laboratories, Inc.*	272,784	6,942,353
Merck & Co., Inc.	955,205	31,531,317
Pfizer, Inc.	1,630,331	33,112,022
Viropharma, Inc.*	309,392	6,156,901

		77,742,593

Professional Services — 0.3%
CoStar Group, Inc.*	86,485	5,420,880
Insperity, Inc.	108,355	3,291,825

		8,712,705

Semiconductors & Semiconductor Equipment — 7.7%
Brooks Automation, Inc.*	392,633	5,390,851
Diodes, Inc.*	185,052	6,302,871
Fairchild Semiconductor International, Inc.*	752,999	13,704,582
FEI Co.*	157,852	5,322,769
GT Solar International, Inc.*(a)	757,993	8,080,205
Intel Corp.	1,406,589	28,370,900
International Rectifier Corp.*	416,870	13,781,722
KLA-Tencor Corp.	706,527	33,468,184
Lam Research Corp.*	624,960	35,410,234
MKS Instruments, Inc.	296,839	9,884,739
Novellus Systems, Inc.*	535,859	19,896,445
Photronics, Inc.*	499,697	4,482,282
Rubicon Technology, Inc.*(a)	93,638	2,591,900
STMicroelectronics NV (Netherlands)(a)	2,717,324	33,749,164
Varian Semiconductor Equipment Associates, Inc.*	444,547	21,636,103

		242,072,951

Software — 0.6%
Ebix, Inc.*(a)	159,451	3,771,016
NetScout Systems, Inc.*	169,543	4,631,915
Radiant Systems, Inc.*	164,471	2,911,137
Ultimate Software Group, Inc.*	103,631	6,088,321

		17,402,389

Specialty Retail — 1.0%
DSW, Inc. (Class A Stock)*(a)	115,885	4,630,765
Genesco, Inc.*	96,940	3,896,988
Jos. A. Bank Clothiers, Inc.*(a)	113,731	5,786,633
Rent-A-Center, Inc.	386,065	13,477,529
Zumiez, Inc.*(a)	124,430	3,288,685

		31,080,600

Textiles, Apparel & Luxury Goods — 0.6%
Culp, Inc.*	183,067	1,698,862
Maidenform Brands, Inc.*	94,020	2,686,151
Steven Madden Ltd.*	115,563	5,423,372
Timberland Co. (The) (Class A Stock)*	245,529	10,137,892

		19,946,277

Thrifts & Mortgage Finance — 0.9%
First Niagara Financial Group, Inc.(a)	2,111,816	28,678,461

Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc.*	2,095,893	34,037,302
NTT DoCoMo, Inc., ADR (Japan)	655,259	11,526,006
VimpelCom Ltd., ADR (Netherlands)	882,930	12,466,972
Vodafone Group PLC (United Kingdom)	10,921,861	30,924,481

		88,954,761

TOTAL COMMON STOCKS (cost $1,944,677,915)		2,029,363,968

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 33.9%

Air Freight & Logistics — 0.5%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	$8,000	7,412,744
6.20%	01/15/38		Aa3	6,075	6,795,483

					14,208,227

Beverages — 0.6%
Bottling Group LLC, Gtd. Notes
6.95%	03/15/14		Aa3	6,400	7,371,200
Coca-Cola Co. (The), Sr. Unsec’d. Notes
1.50%	11/15/15		Aa3	5,800	5,551,278
PepsiCo, Inc., Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	6,700	7,305,285

					20,227,763

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.00%	06/15/20		A1	11,300	11,945,513
Sub. Notes
5.625%	01/15/17		A2	6,000	6,322,860
6.45%	05/01/36		A2	11,400	11,148,892
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	10,655	11,834,423
Sr. Unsec’d. Notes
6.875%	11/15/18		A2	500	559,199
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13		A2	11,700	12,603,462
Sub. Notes
6.11%	01/29/37		A3	11,200	10,622,270
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15		A2	3,600	3,658,608
5.30%	03/01/13		A2	11,400	12,116,684
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17		A2	14,600	15,356,952

					96,168,863

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.25%	11/15/20		Baa3	6,900	6,589,728
8.55%	05/15/19		Baa3	6,300	7,963,477

					14,553,205

Commercial Banks — 1.7%
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36		A1	6,100	6,243,905
Keycorp., Sr. Unsec’d. Notes, MTN
3.75%	08/13/15		Baa1	10,300	10,407,635
PNC Funding Corp., Bank Gtd. Notes
5.25%	11/15/15		Baa1	3,500	3,763,806
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	9,200	9,752,212
5.625%	12/11/17		A1	7,900	8,628,522
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	5,955	6,336,751
5.95%	08/26/36		Aa3	8,950	9,201,235

					54,334,066

Communication Equipment — 0.3%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16		A1	7,750	8,701,863

Computers & Peripherals — 0.4%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.125%	03/01/14		A2	9,900	11,088,891

Consumer Finance — 1.4%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19		A3	9,500	11,852,893
8.15%	03/19/38		A3	7,100	9,493,545
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	11,500	12,416,596
HSBC Finance Corp., Sr. Unsec’d. Notes
5.50%	01/19/16		A3	9,500	10,435,532

					44,198,566

Diversified Financial Services — 3.0%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	12,425	13,294,961
6.875%	03/05/38		A3	7,500	8,242,080
Sub. Notes
5.00%	09/15/14		Baa1	12,300	12,843,697
6.125%	08/25/36		Baa1	8,500	8,105,558
Unsec’d. Notes
8.50%	05/22/19		A3	9,400	11,598,434
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.60%	01/15/16	(a)	Aa3	12,000	11,585,352
4.25%	10/15/20		Aa3	13,000	12,424,256
6.40%	05/15/38		Aa3	8,500	9,391,174
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17		Aa2	4,500	4,921,956

					92,407,468

Diversified Telecommunication Services — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	8,900	8,970,319
6.70%	11/15/13		A2	6,700	7,541,801
Qwest Corp., Sr. Unsec’d. Notes
8.375%	05/01/16		Baa3	10,600	12,614,000
Verizon Communications, Inc., Sr. Unsec’d. Notes
5.25%	04/15/13		A3	9,000	9,698,787
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30		A3	8,570	10,322,385

					49,147,292

Electric Utilities — 3.5%
Carolina Power & Light Co., First Mortgage
5.30%	01/15/19		A1	7,900	8,633,167
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14		Baa1	6,600	6,557,965
6.15%	09/15/17		Baa1	4,200	4,700,569
Duke Energy Corp., Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	1,550	1,727,833
Entergy Corp., Sr. Unsec’d. Notes
3.625%	09/15/15		Baa3	1,189	1,176,663
FirstEnergy Solutions Corp., Gtd. Notes
6.05%	08/15/21		Baa2	13,840	14,341,077
Florida Power Corp., First Mortgage
6.40%	06/15/38		A2	7,436	8,353,312
Georgia Power Co., Sr. Unsec’d. Notes
4.25%	12/01/19		A3	4,935	5,051,886
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	10,100	11,263,449
6.125%	04/01/36	(a)	Baa1	11,212	11,892,232
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	9,445	10,303,928
6.375%	01/15/15		Baa1	3,900	4,376,810
6.80%	09/01/18		Baa1	7,900	9,004,365
7.00%	09/01/22		Baa1	3,600	4,140,619
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	8,200	8,802,020

					110,325,895

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.50%	10/25/15		Aa2	8,400	8,036,263
3.20%	05/15/14		Aa2	5,700	5,970,915
3.625%	07/08/20	(a)	Aa2	11,500	11,126,009
6.50%	08/15/37		Aa2	11,200	12,748,199
Walgreen Co., Sr. Unsec’d. Notes
4.875%	08/01/13		A2	6,800	7,368,024

					45,249,410

Industrial Conglomerates — 1.8%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17		Aa2	11,500	12,478,938
Sr. Unsec’d. Notes
2.10%	01/07/14		Aa2	14,000	14,008,316
2.25%	11/09/15		Aa2	3,000	2,882,001
5.50%	01/08/20		Aa2	12,300	13,013,621
Sr. Unsec’d. Notes, MTN(a)
6.75%	03/15/32		Aa2	12,350	13,570,686

					55,953,562

Insurance — 1.3%
Aflac, Inc., Sr. Unsec’d. Notes
8.50%	05/15/19		A2	3,100	3,747,500
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	10,854	11,710,033
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	12,050	12,023,370
7.717%	02/15/19		A3	11,300	13,735,997

					41,216,900

IT Services — 0.1%
International Business Machines Corp., Sr. Unsec’d. Notes
5.70%	09/14/17		Aa3	2,700	3,055,982

Media — 1.9%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	5,200	7,036,682
Comcast Corp.,
Gtd. Notes
5.15%	03/01/20	(a)	Baa1	5,100	5,308,901
6.95%	08/15/37		Baa1	10,600	11,540,050
Directv Holdings LLC, Gtd. Notes
3.55%	03/15/15		Baa2	9,900	10,115,454
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32		Baa2	11,320	13,200,908
Viacom, Inc., Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	11,200	12,741,064

					59,943,059

Multi-Utilities — 2.7%
CenterPoint Energy Houston Electric LLC, General Refinance Mortgage
7.00%	03/01/14		A3	5,450	6,180,442
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.45%	06/15/20	(a)	A3	2,500	2,563,632
7.125%	12/01/18		A3	6,200	7,487,318
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	9,273	9,637,967
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18		Baa2	4,200	4,795,174
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.50%	10/01/20		A3	6,800	6,302,383
5.625%	11/30/17		A3	6,895	7,657,732
6.05%	03/01/34		A3	11,500	11,983,414
Sempra Energy, Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	10,400	11,869,509
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12		A3	10,700	11,379,803
5.40%	04/30/18		A3	4,300	4,721,783

					84,579,157

Oil, Gas & Consumable Fuels — 4.6%
CenterPoint Energy Resource Corp., Sr. Unsec’d. Notes
7.875%	04/01/13		Baa3	4,420	4,946,440
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	8,800	9,410,641
4.95%	03/03/19		Aa1	6,400	7,061,594
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15		A1	9,400	10,244,439
4.75%	02/01/14		A1	7,236	7,853,810
5.75%	02/01/19		A1	10,200	11,544,860
6.50%	02/01/39		A1	10,000	11,384,100
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	7,500	7,977,525
5.95%	02/15/18		Baa2	9,800	10,790,937
6.85%	02/15/20		Baa2	9,000	10,311,282
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	11,350	12,235,220
Oneok Partners LP, Gtd. Notes
6.85%	10/15/37		Baa2	9,000	9,858,879
Shell International Finance BV, Gtd. Notes (Netherlands)(a)
4.00%	03/21/14		Aa1	11,500	12,291,246
Valero Energy Corp., Gtd. Notes
6.625%	06/15/37		Baa2	10,100	10,180,335
Williams Partners LP, Sr. Unsec’d. Notes
3.80%	02/15/15		Baa3	9,000	9,316,620

					145,407,928

Pharmaceuticals — 1.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	11,300	12,210,091
5.875%	05/15/16		A1	10,150	11,616,594
Pfizer, Inc., Sr. Unsec’d. Notes
5.35%	03/15/15		A1	7,500	8,370,165
Wyeth, Gtd. Notes
5.95%	04/01/37		A1	10,200	10,904,340

					43,101,190

Real Estate Investment Trust - Other REIT — 0.7%
Boston Properties LP,
Sr. Unsec’d. Notes
4.125%	05/15/21		Baa2	11,600	11,032,841
5.625%	11/15/20		Baa2	1,100	1,178,201
Simon Property Group LP, Sr. Unsec’d. Notes
4.375%	03/01/21	(a)	A3	9,500	9,294,135

					21,505,177

Tobacco — 0.8%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19		Baa1	11,000	14,355,792
10.20%	02/06/39		Baa1	7,200	10,215,231

					24,571,023

Wireless Telecommunication Services — 0.6%
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14		A2	6,000	6,588,240
8.50%	11/15/18		A2	10,500	13,490,547

					20,078,787

TOTAL CORPORATE BONDS (cost $1,046,245,545)					1,060,024,274

TOTAL LONG-TERM INVESTMENTS (cost $2,990,923,460)					3,089,388,242

	Shares
SHORT-TERM INVESTMENT — 10.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $323,958,840; includes $280,177,608 of cash collateral for securities on loan)(b)(w)	323,958,840	323,958,840

TOTAL INVESTMENTS — 109.2% (cost $3,314,882,300)		3,413,347,082

Liabilities in excess of other assets — (9.2)%		(287,696,771)

NET ASSETS — 100.0%		$3,125,650,311

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,317,885; cash collateral of $280,177,608 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,029,363,968	$—	$—
Corporate Bonds	—	1,060,024,274	—
Affiliated Money Market Mutual Fund	323,958,840	—	—

Total	$2,353,322,808	$1,060,024,274	$—

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 79.4%

Aerospace & Defense — 1.6%
BAE Systems PLC (United Kingdom)	11,530,382	$60,097,233
Cubic Corp.	241,677	13,896,428

		73,993,661

Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*(a)	850,556	10,708,500
TRW Automotive Holdings Corp.*	1,188,546	65,465,114

		76,173,614

Automobiles — 0.7%
Honda Motor Co. Ltd., ADR (Japan)	421,449	15,808,552
Toyota Motor Corp., ADR (Japan)(a)	199,218	15,987,245

		31,795,797

Biotechnology — 0.3%
Emergent Biosolutions, Inc.*	640,116	15,465,203

Capital Markets — 1.8%
Deutsche Bank AG (Germany)(a)	285,732	16,878,189
Man Group PLC (United Kingdom)	13,084,008	51,613,154
UBS AG (Switzerland)*(a)	924,078	16,679,608

		85,170,951

Commercial Banks — 7.5%
Banco Santander SA, ADR (Spain)(a)	1,489,670	17,458,933
Bank of China Ltd. (Class H Stock) (China)	118,032,000	65,703,577
Bank of Communications Co. Ltd. (Class H Stock) (China)	63,775,000	70,181,975
Bank of the Ozarks, Inc.(a)	54,076	2,363,662
Barclays PLC, ADR (United Kingdom)(a)	893,802	16,213,568
BOC Hong Kong Holdings Ltd. (Hong Kong)	20,105,694	65,523,696
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	80,833,000	67,130,915
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	3,323,319	15,287,267
Mizuho Financial Group, Inc. (Japan)*(a)	4,479,964	14,873,481
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	2,453,457	15,334,106

		350,071,180

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	119,956	3,045,683
Deluxe Corp.	614,019	16,296,064

		19,341,747

Communications Equipment — 0.9%
Research In Motion Ltd. (Canada)*(a)	779,021	44,069,218

Computers & Peripherals — 2.1%
Apple, Inc.*	147,655	51,450,385
SanDisk Corp.*	992,672	45,752,252

		97,202,637

Consumer Finance — 0.9%
First Cash Financial Services, Inc.*	559,567	21,599,286
World Acceptance Corp.*(a)	296,855	19,354,946

		40,954,232

Diversified Consumer Services — 0.4%
K12, Inc.*	571,927	19,273,940

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)*	1,484,830	18,872,189

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	2,165,926	66,277,335
BT Group PLC, ADR (United Kingdom)(a)	2,361,125	71,022,640
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	1,111,816	18,456,146
France Telecom SA, ADR (France)(a)	827,070	18,617,346
Nippon Telegraph & Telephone Corp., ADR (Japan)	744,835	16,751,339
Telecom Italia SpA, ADR (Italy)(a)	1,212,890	18,654,248

		209,779,054

Electric Utilities — 0.4%
Korea Electric Power Corp., ADR (South Korea)*	1,469,313	17,984,391

Electrical Equipment — 0.3%
Franklin Electric Co., Inc.	299,516	13,837,639

Electronic Equipment, Instruments & Components — 2.6%
DTS, Inc.*	316,521	14,759,374
Hitachi Ltd., ADR (Japan)	1,468,565	75,822,011
Vishay Intertechnology, Inc.*(a)	1,789,692	31,749,136

		122,330,521

Energy Equipment & Services — 1.3%
Hornbeck Offshore Services, Inc.*	486,111	14,996,524
RPC, Inc.(a)	1,747,499	44,246,675

		59,243,199

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	332,118	16,180,789

Food Products — 2.1%
B&G Foods, Inc.	866,691	16,267,790
Kraft Foods, Inc. (Class A Stock)	1,921,397	60,255,010
Tate & Lyle PLC (United Kingdom)	2,114,410	19,588,549

		96,111,349

Healthcare Providers & Services — 1.2%
Kindred Healthcare, Inc.*(a)	718,125	17,148,825
Molina Healthcare, Inc.*	569,201	22,768,040
MWI Veterinary Supply, Inc.*(a)	227,823	18,380,760

		58,297,625

Healthcare Technology — 0.3%
Computer Programs & Systems, Inc.	200,172	12,867,056

Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.*(a)	504,748	19,851,739
Ladbrokes PLC (United Kingdom)	11,612,285	24,682,812
Starbucks Corp.(a)	1,581,772	58,446,475

		102,981,026

Household Durables — 1.0%
iRobot Corp.*(a)	473,252	15,565,258
Panasonic Corp., ADR (Japan)	1,362,016	17,147,781
Sony Corp., ADR (Japan)	501,049	15,948,390

		48,661,429

Insurance — 2.5%
American Equity Investment Life Holding Co.(a)	1,099,939	14,431,199
Employers Holdings, Inc.	661,895	13,674,751
Manulife Financial Corp. (Canada)(a)	975,881	17,263,335
RSA Insurance Group PLC (United Kingdom)	26,751,793	56,433,855
Sun Life Financial, Inc. (Canada)(a)	550,384	17,298,569

		119,101,709

Internet & Catalog Retail — 2.4%
NetFlix, Inc.*(a)	232,146	55,095,210
priceline.com, Inc.*	111,748	56,593,657

		111,688,867

Internet Software & Services — 2.7%
Baidu, Inc., ADR (Cayman Islands)*	426,301	58,748,541
Constant Contact, Inc.*(a)	534,106	18,640,299
LivePerson, Inc.*	924,053	11,680,030
QuinStreet, Inc.*(a)	850,541	19,332,797
RightNow Technologies, Inc.*	592,823	18,555,360

		126,957,027

Leisure Equipment & Products — 0.2%
Sturm Ruger & Co., Inc.(a)	341,805	7,851,261

Machinery — 1.2%
Joy Global, Inc.	450,663	44,530,011
NN, Inc.*	689,023	12,581,560

		57,111,571

Media
Knology, Inc.*(a)	55,489	716,363

Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.	719,767	70,738,701
POSCO, ADR (South Korea)	178,743	20,428,537

		91,167,238

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	717,837	28,799,621

Oil, Gas & Consumable Fuels — 2.3%
Eni SpA, ADR (Italy)(a)	377,494	18,546,280
PetroChina Co. Ltd. (Class H Stock) (China)	45,734,000	69,260,533
Repsol YPF SA, ADR (Spain)(a)	547,745	18,869,816

		106,676,629

Paper & Forest Products — 0.4%
Clearwater Paper Corp.*	205,868	16,757,655

Pharmaceuticals — 4.0%
Impax Laboratories, Inc.*	1,216,178	30,951,730
Merck & Co., Inc.	1,892,747	62,479,578
Pfizer, Inc.	3,230,515	65,611,760
Viropharma, Inc.*	1,379,394	27,449,941

		186,493,009

Professional Services — 0.8%
CoStar Group, Inc.*(a)	385,504	24,163,391
Insperity, Inc.	368,553	11,196,640

		35,360,031

Semiconductors & Semiconductor Equipment — 16.3%
Altera Corp.	1,205,902	53,083,806
Broadcom Corp. (Class A Stock)	1,220,793	48,074,828
Brooks Automation, Inc.*	778,006	10,682,022
Diodes, Inc.*	825,034	28,100,658
Fairchild Semiconductor International, Inc.*	1,492,074	27,155,747
FEI Co.*	703,769	23,731,091
GT Solar International, Inc.*(a)	1,501,970	16,011,000
Intel Corp.	2,787,169	56,217,199
International Rectifier Corp.*	826,031	27,308,585
KLA-Tencor Corp.(a)	2,107,137	99,815,080
Lam Research Corp.*	1,753,426	99,349,117
Micron Technology, Inc.*	4,121,302	47,230,121
MKS Instruments, Inc.	588,189	19,586,694
Novellus Systems, Inc.*	1,061,809	39,424,968
Photronics, Inc.*	990,155	8,881,690
Rubicon Technology, Inc.*(a)	417,476	11,555,736
STMicroelectronics NV (Netherlands)(a)	5,384,403	66,874,285
Varian Semiconductor Equipment Associates, Inc.*	880,874	42,872,137
Xilinx, Inc.(a)	1,103,202	36,185,026

		762,139,790

Software — 1.7%
Ebix, Inc.*(a)	710,896	16,812,690
NetScout Systems, Inc.*	755,891	20,650,942
Radiant Systems, Inc.*	733,275	12,978,968
Ultimate Software Group, Inc.*	462,027	27,144,086

		77,586,686

Specialty Retail — 2.8%
DSW, Inc. (Class A Stock)*(a)	229,626	9,175,855
Genesco, Inc.*	432,195	17,374,239
Jos. A. Bank Clothiers, Inc.*(a)	507,059	25,799,162
Rent-A-Center, Inc.	764,991	26,705,836
Ross Stores, Inc.(a)	510,194	36,284,997
Zumiez, Inc.*(a)	554,756	14,662,201

		130,002,290

Textiles, Apparel & Luxury Goods — 1.3%
Culp, Inc.*	400,909	3,720,436
Maidenform Brands, Inc.*	419,179	11,975,944
Steven Madden Ltd.*	515,227	24,179,603
Timberland Co. (The) (Class A Stock)*	486,518	20,088,328

		59,964,311

Wireless Telecommunication Services — 3.5%
MetroPCS Communications, Inc.*	4,153,031	67,445,223
NTT DoCoMo, Inc., ADR (Japan)(a)	973,801	17,129,160
VimpelCom Ltd., ADR (Bermuda)	1,312,150	18,527,558
Vodafone Group PLC (United Kingdom)	21,621,942	61,221,008

		164,322,949

TOTAL COMMON STOCKS (cost $3,541,555,594)		3,713,355,454

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 19.3%

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	$7,000	6,486,151
6.20%	01/15/38		Aa3	4,720	5,279,782

					11,765,933

Beverages — 0.4%
Bottling Group LLC, Gtd. Notes
6.95%	03/15/14		Aa3	6,600	7,601,550
Coca-Cola Co. (The), Sr. Unsec’d. Notes
1.50%	11/15/15		Aa3	4,100	3,924,180
PepsiCo, Inc., Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	5,000	5,451,705

					16,977,435

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.00%	06/15/20		A1	9,000	9,514,125
Sub. Notes
5.625%	01/15/17		A2	4,900	5,163,669
6.45%	05/01/36		A2	10,700	10,464,311
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	9,100	10,107,297
Sr. Unsec’d. Notes
6.875%	11/15/18		A2	500	559,199
Sr. Unsec’d. Notes, MTN
6.15%	04/25/13		A2	9,400	10,125,859
Sub. Notes
6.11%	01/29/37		A3	10,080	9,560,043
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15		A2	3,600	3,658,608
5.30%	03/01/13		A2	11,000	11,691,537
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17		A2	12,510	13,158,593

					84,003,241

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.25%	11/15/20		Baa3	5,700	5,443,688
8.55%	05/15/19		Baa3	5,900	7,457,860

					12,901,548

Commercial Banks — 1.0%
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36		A1	4,900	5,015,596
Keycorp., Sr. Unsec’d. Notes, MTN
3.75%	08/13/15		Baa1	8,200	8,285,690
PNC Funding Corp. Bank Gtd. Notes
5.25%	11/15/15		Baa1	3,700	3,978,880
Wells Fargo & Co., Sr. Unsec’d. Notes
5.25%	10/23/12		A1	7,800	8,268,180
5.625%	12/11/17		A1	9,050	9,884,573
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15		Aa3	4,900	5,214,119
5.95%	08/26/36		Aa3	7,015	7,211,918

					47,858,956

Communication Equipment — 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16		A1	6,950	7,803,606

Computers & Peripherals — 0.2%
Hewlett-Packard Co., Sr. Unsec’d. Notes
6.125%	03/01/14		A2	8,600	9,632,774

Consumer Finance — 0.8%
American Express Co., Sr. Unsec’d. Notes
8.125%	05/20/19	(a)	A3	7,500	9,357,548
8.15%	03/19/38		A3	5,900	7,889,002
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	9,270	10,008,856
HSBC Finance Corp., Sr. Unsec’d. Notes
5.50%	01/19/16		A3	7,600	8,348,425

					35,603,831

Diversified Financial Services — 1.7%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	10,200	10,914,173
6.875%	03/05/38		A3	5,800	6,373,875
Sub. Notes
5.00%	09/15/14		Baa1	10,800	11,277,393
6.125%	08/25/36		Baa1	8,200	7,819,479
Unsec’d. Notes
8.50%	05/22/19		A3	8,500	10,487,946
JPMorgan Chase & Co., Sr. Unsec’d. Notes
2.60%	01/15/16		Aa3	10,200	9,847,549
4.25%	10/15/20		Aa3	10,000	9,557,120
6.40%	05/15/38		Aa3	7,200	7,954,877
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17		Aa2	4,000	4,375,072

					78,607,484

Diversified Telecommunication Services — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes
6.30%	01/15/38		A2	7,900	7,962,418
6.70%	11/15/13		A2	4,600	5,177,953
Qwest Corp., Sr. Unsec’d. Notes
8.375%	05/01/16		Baa3	9,200	10,948,000
Verizon Communications, Inc., Sr. Unsec’d. Notes
5.25%	04/15/13		A3	7,500	8,082,322
Verizon Global Funding Corp., Sr. Unsec’d. Notes(a)
7.75%	12/01/30		A3	7,450	8,973,369

					41,144,062

Electric Utilities — 1.9%
Carolina Power & Light Co., First Mortgage
5.30%	01/15/19		A1	5,750	6,283,634
Commonwealth Edison Co., First Mortgage
1.625%	01/15/14		Baa1	5,400	5,365,607
6.15%	09/15/17		Baa1	3,800	4,252,895
Duke Energy Corp., Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	1,150	1,281,941
Entergy Corp., Sr. Unsec’d. Notes
3.625%	09/15/15		Baa3	1,000	989,624
FirstEnergy Solutions Corp., Gtd. Notes
6.05%	08/15/21		Baa2	10,950	11,346,445
Florida Power Corp., First Mortgage
6.40%	06/15/38		A2	6,800	7,638,855
Georgia Power Co., Sr. Unsec’d. Notes
4.25%	12/01/19		A3	4,000	4,094,740
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	8,975	10,008,857
6.125%	04/01/36	(a)	Baa1	8,800	9,333,896
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	9,335	10,183,925
6.375%	01/15/15		Baa1	2,900	3,254,551
6.80%	09/01/18		Baa1	6,200	7,066,717
7.00%	09/01/22		Baa1	3,400	3,910,585
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	5,600	6,011,135

					91,023,407

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
1.50%	10/25/15		Aa2	7,600	7,270,905
3.20%	05/15/14		Aa2	5,800	6,075,668
3.625%	07/08/20		Aa2	9,900	9,578,042
6.50%	08/15/37		Aa2	9,400	10,699,381
Walgreen Co., Sr. Unsec’d. Notes
4.875%	08/01/13		A2	5,289	5,730,806

					39,354,802

Industrial Conglomerates — 1.0%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17		Aa2	9,400	10,200,175
Sr. Unsec’d. Notes
2.10%	01/07/14		Aa2	11,620	11,626,902
2.25%	11/09/15		Aa2	3,200	3,074,134
5.50%	01/08/20		Aa2	10,500	11,109,189
Sr. Unsec’d. Notes, MTN(a)
6.75%	03/15/32		Aa2	10,850	11,922,425

					47,932,825

Insurance — 0.7%
Aflac, Inc., Sr. Unsec’d. Notes
8.50%	05/15/19		A2	2,200	2,659,516
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	10,000	10,788,680
MetLife, Inc., Sr. Unsec’d. Notes
5.70%	06/15/35		A3	9,600	9,578,784
7.717%	02/15/19		A3	9,700	11,791,078

					34,818,058

IT Services — 0.1%
International Business Machines Corp., Sr. Unsec’d. Notes
5.70%	09/14/17		Aa3	2,300	2,603,243

Media — 1.1%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	4,400	5,954,115
Comcast Corp., Gtd. Notes
5.15%	03/01/20	(a)	Baa1	5,800	6,037,574
6.95%	08/15/37		Baa1	8,800	9,580,419
Directv Holdings LLC, Gtd. Notes
3.55%	03/15/15		Baa2	6,600	6,743,636
Time Warner, Inc., Gtd. Notes
7.70%	05/01/32		Baa2	9,600	11,195,117
Viacom, Inc., Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	9,800	11,148,431

					50,659,292

Multi-Utilities — 1.5%
CenterPoint Energy Houston Electric LLC, General Refinance Mortgage
7.00%	03/01/14		A3	5,219	5,918,482
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
4.45%	06/15/20	(a)	A3	2,500	2,563,633
7.125%	12/01/18		A3	4,700	5,675,870
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	7,095	7,374,245
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18		Baa2	4,300	4,909,344

Pacific Gas & Electric Co., Sr. Unsec’d. Notes
3.50%	10/01/20		A3	4,400	4,078,012
5.625%	11/30/17		A3	6,290	6,985,806
6.05%	03/01/34		A3	10,900	11,358,193
Sempra Energy, Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	8,100	9,244,522
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12		A3	6,100	6,487,551
5.40%	04/30/18		A3	5,190	5,699,082

					70,294,740

Oil, Gas & Consumable Fuels — 2.6%
CenterPoint Energy Resource Corp., Sr. Unsec’d. Notes
7.875%	04/01/13		Baa3	3,900	4,364,506
Chevron Corp., Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	7,300	7,806,554
4.95%	03/03/19	(a)	Aa1	5,100	5,627,207
ConocoPhillips, Gtd. Notes
4.60%	01/15/15		A1	8,275	9,018,376
4.75%	02/01/14	(a)	A1	6,800	7,380,584
5.75%	02/01/19		A1	8,800	9,960,271
6.50%	02/01/39		A1	8,000	9,107,280
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	4,500	4,786,515
5.95%	02/15/18	(a)	Baa2	8,100	8,919,040
6.85%	02/15/20		Baa2	9,500	10,884,131
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	8,800	9,486,339
Oneok Partners LP, Gtd. Notes
6.85%	10/15/37		Baa2	7,400	8,106,189
Shell International Finance BV, Gtd. Notes (Netherlands)
4.00%	03/21/14		Aa1	9,400	10,046,758
Valero Energy Corp., Gtd. Notes
6.625%	06/15/37		Baa2	8,935	9,006,069
Williams Partners LP, Sr. Unsec’d. Notes
3.80%	02/15/15		Baa3	7,900	8,177,922

					122,677,741

Pharmaceuticals — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes
5.125%	04/01/19		A1	9,300	10,049,013
5.875%	05/15/16		A1	8,800	10,071,529
Pfizer, Inc., Sr. Unsec’d. Notes
5.35%	03/15/15		A1	6,500	7,254,143
Wyeth, Gtd. Notes
5.95%	04/01/37		A1	9,000	9,621,477

					36,996,162

Real Estate Investment Trust - Other REIT — 0.4%
Boston Properties LP, Sr. Unsec’d. Notes
4.125%	05/15/21		Baa2	12,000	11,413,284
5.625%	11/15/20		Baa2	900	963,983
Simon Property Group LP, Sr. Unsec’d. Notes(a)
4.375%	03/01/21		A3	7,600	7,435,308

					19,812,575

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes
9.25%	08/06/19		Baa1	9,900	12,920,213
10.20%	02/06/39		Baa1	6,000	8,512,692

					21,432,905

Wireless Telecommunication Services — 0.3%
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14		A2	5,000	5,490,200
8.50%	11/15/18		A2	8,400	10,792,438

					16,282,638

TOTAL CORPORATE BONDS (cost $895,295,257)					900,187,258

TOTAL LONG-TERM INVESTMENTS (cost $4,436,850,851)					4,613,542,712

	Shares
SHORT-TERM INVESTMENTS — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $583,096,126; includes $519,343,293 of cash collateral for securities on loan)(b)(w)	583,096,126	583,096,126

TOTAL INVESTMENTS — 111.2% (cost $5,019,946,977)		5,196,638,838

Liabilities in excess of other assets — (11.2)%		(521,626,425)

NET ASSETS — 100.0%		$4,675,012,413

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $502,849,572; cash collateral of $519,343,293 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,713,355,454	$—	$—
Corporate Bonds	—	900,187,258	—
Affiliated Money Market Mutual Fund	583,096,126	—	—

Total	$4,296,451,580	$900,187,258	$—

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%

COMMON STOCKS

Australia — 7.6%
CFS Retail Property Trust, REIT	1,050,400	$1,999,127
Charter Hall Retail, REIT	263,966	851,864
Commonwealth Property Office Fund, REIT	1,854,196	1,649,385
Dexus Property Group, REIT	3,007,970	2,644,602
Goodman Group, REIT	4,060,200	2,876,775
GPT Group, REIT	1,063,920	3,455,465
ING Office Fund, REIT	2,832,414	1,816,420
Mirvac Group, REIT	991,364	1,276,645
Stockland, REIT	1,150,489	4,414,934
Westfield Group, REIT	1,086,529	10,496,779

		31,481,996

Belgium — 0.3%
Cofinimmo, REIT	8,692	1,271,859

Bermuda — 1.7%
Hongkong Land Holdings Ltd.	930,000	6,510,000
Kerry Properties Ltd.	101,500	507,595

		7,017,595

Brazil — 1.3%
BR Malls Participacoes SA	130,800	1,348,338
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	804,367
Gafisa SA	75,600	476,479
Multiplan Empreendimentos Imobiliarios SA	34,400	702,686
PDG Realty SA Empreendimentos e Participacoes	388,400	2,160,091

		5,491,961

Canada — 1.3%
Brookfield Properties Corp.	106,026	1,876,644
Canadian Apartment Properties, REIT	24,010	481,933
Chartwell Seniors Housing Real Estate Investment Trust, REIT	138,964	1,327,289
RioCan Real Estate Investment Trust, REIT	70,485	1,851,004

		5,536,870

Finland — 0.6%
Citycon Oyj	238,499	1,091,737
Sponda Oyj	253,579	1,441,076

		2,532,813

France — 3.5%
ICADE, REIT	10,760	1,327,883
Klepierre, REIT	84,749	3,439,828
Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	4,148	581,385
Unibail-Rodamco, REIT	41,442	8,977,084

		14,326,180

Hong Kong — 10.7%
Champion, REIT	2,455,000	1,423,408
Cheung Kong Holdings Ltd.	797,000	12,992,087
China Overseas Land & Investment Ltd.	813,000	1,653,478
Hang Lung Properties Ltd.	1,209,000	5,292,304
Henderson Land Development Co. Ltd.	310,000	2,148,087
Hysan Development Co. Ltd.	243,000	999,672
Link (The), REIT	533,300	1,669,444
Sino Land Co. Ltd.	2,100,000	3,731,029
Sun Hung Kai Properties Ltd.	886,000	14,032,847

		43,942,356

Italy — 0.4%
Beni Stabili SpA, REIT	1,461,040	1,518,768

Japan — 10.4%
Aeon Mall Co. Ltd.	132,400	2,842,828
Daito Trust Construction Co. Ltd.	66,300	4,567,192
Daiwa House Industry Co. Ltd.	428,000	5,258,668
Frontier Real Estate Investment Corp., REIT	173	1,534,912
Goldcrest Co. Ltd.	34,830	683,368
Japan Logistics Fund, Inc., REIT	69	557,442
Japan Real Estate Investment Corp., REIT	218	2,062,587
Japan Retail Fund Investment Corp., REIT	365	571,327
Mitsubishi Estate Co. Ltd.	529,000	8,948,100
Mitsui Fudosan Co. Ltd.	377,000	6,222,902
Nippon Accommodations Fund, Inc., REIT	164	1,177,062
Nippon Building Fund, Inc., REIT	262	2,551,334
NTT Urban Development Corp.	523	438,244
Sumitomo Realty & Development Co. Ltd.	280,000	5,601,346

		43,017,312

Netherlands — 2.4%
Corio NV, REIT	23,017	1,610,101
Eurocommercial Properties NV, REIT	64,213	3,181,438
Vastned Retail NV, REIT	20,474	1,498,657
Wereldhave NV, REIT	32,444	3,465,009

		9,755,205

Norway — 0.2%
Norwegian Property ASA*	489,885	899,115

Singapore — 5.1%
Ascendas Real Estate Investment Trust, REIT	1,437,000	2,325,649
Cache Logistics Trust, REIT	1,726,000	1,287,140
CapitaCommercial Trust, REIT	893,000	984,744
CapitaLand Ltd.	1,013,000	2,652,043
CapitaMall Trust, REIT	1,590,000	2,371,440
CDL Hospitality Trusts, REIT	1,362,000	2,171,852
City Developments Ltd.	128,000	1,169,821
Fortune Real Estate Investment Trust, REIT	1,677,000	827,877
Global Logistic Properties Ltd.*	480,000	712,098
K-REIT Asia, REIT	438,000	448,251
Keppel Land Ltd.	899,100	3,202,665
Mapletree Industrial Trust, REIT	741,000	617,255
Suntec Real Estate Investment Trust, REIT	1,887,000	2,305,418

		21,076,253

Sweden — 1.0%
Hufvudstaden AB (Class A Stock)	184,809	2,200,351
Klovern AB	212,783	1,163,044
Kungsleden AB	92,337	907,000

		4,270,395

Switzerland — 0.9%
PSP Swiss Property AG*	44,408	3,657,556

United Kingdom — 4.9%
Atrium European Real Estate Ltd.	261,805	1,639,945
British Land Co. PLC, REIT	358,030	3,173,312
Great Portland Estates PLC, REIT	388,242	2,402,845
Hammerson PLC, REIT	414,187	2,969,395
Land Securities Group PLC, REIT	501,416	5,900,100
Segro PLC, REIT	618,150	3,188,129
Shaftesbury PLC, REIT	133,785	1,015,363

		20,289,089

United States — 42.8%
American Assets Trust, Inc., REIT	37,161	790,414
American Campus Communities, Inc., REIT(a)	116,408	3,841,464
Associated Estates Realty Corp., REIT	167,381	2,658,010
AvalonBay Communities, Inc., REIT	20,629	2,477,130
Boston Properties, Inc., REIT	44,917	4,260,377
Brandywine Realty Trust, REIT	230,121	2,793,669
BRE Properties, Inc., REIT	93,845	4,427,607
Camden Property Trust, REIT(a)	69,334	3,939,558
Cogdell Spencer, Inc., REIT	218,915	1,300,355
Colonial Properties Trust, REIT	157,113	3,024,425
Corporate Office Properties Trust, REIT	33,307	1,203,715
Cousins Properties, Inc., REIT	315,154	2,631,536
Developers Diversified Realty Corp., REIT	411,710	5,763,940
DiamondRock Hospitality Co., REIT	128,805	1,438,752
Digital Realty Trust, Inc., REIT(a)	50,947	2,962,059
Douglas Emmett, Inc., REIT	166,766	3,126,862
Education Realty Trust, Inc., REIT	59,697	479,367
Essex Property Trust, Inc., REIT	14,730	1,826,520
Extra Space Storage, Inc., REIT	106,900	2,213,899
FelCor Lodging Trust, Inc., REIT*	282,495	1,731,694
First Potomac Realty Trust, REIT	191,233	3,011,920
General Growth Properties, Inc., REIT*(a)	85,599	1,325,073
Glimcher Realty Trust, REIT	206,869	1,913,538
HCP, Inc., REIT(a)	50,300	1,908,382
Health Care REIT, Inc., REIT(a)	67,966	3,564,137
Host Hotels & Resorts, Inc., REIT(a)	386,056	6,798,446
Hyatt Hotels Corp. (Class A Stock)*	23,875	1,027,580
Kilroy Realty Corp., REIT	189,305	7,350,713
Kimco Realty Corp., REIT(a)	83,139	1,524,769
Liberty Property Trust, REIT(a)	105,503	3,471,049
LTC Properties, Inc., REIT	41,389	1,172,964
Macerich Co. (The), REIT	143,872	7,125,980
Mack-Cali Realty Corp., REIT	216,351	7,334,299
Medical Properties Trust, Inc., REIT(a)	124,429	1,439,644
Nationwide Health Properties, Inc., REIT	25,487	1,083,962
Pebblebrook Hotel Trust, REIT	43,198	956,836
Post Properties, Inc., REIT	164,315	6,449,364
ProLogis, REIT	272,918	4,361,230
Public Storage, Inc., REIT	77,892	8,639,002
Simon Property Group, Inc., REIT	174,535	18,703,171
SL Green Realty Corp., REIT(a)	70,310	5,287,312
Sovran Self Storage, Inc., REIT	61,800	2,444,190
Strategic Hotels & Resorts, Inc., REIT*	327,090	2,109,731
Taubman Centers, Inc., REIT	48,488	2,597,987
U-Store-It Trust, REIT	581,348	6,115,781
Ventas, Inc., REIT(a)	148,638	8,071,043
Vornado Realty Trust, REIT	87,606	7,665,525

		176,344,981

TOTAL LONG-TERM INVESTMENTS (cost $335,662,234)		392,430,304

SHORT-TERM INVESTMENT — 11.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $47,235,251; includes $28,612,121 of cash collateral for securities on loan)(b)(w)	47,235,251	47,235,251

TOTAL INVESTMENTS — 106.6% (cost $382,897,485)		439,665,555

Liabilities in excess of other assets — (6.6)%		(27,183,043)

NET ASSETS — 100.0%		$412,482,512

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,134,442; cash collateral of $28,612,121 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$31,481,996	$—	$—
Belgium	1,271.859	—	—
Bermuda	7,017,595	—	—
Brazil	5,491,961	—	—
Canada	5,536,870	—	—
Finland	2,532,813	—	—
France	14,326,180	—	—
Hong Kong	43,942,356	—	—
Italy	1,518,768	—	—
Japan	43,017,312	—	—
Netherlands	9,755,205	—	—
Norway	899,115	—	—
Singapore	18,750,604	—	2,325,649
Sweden	4,270,395	—	—
Switzerland	3,657,556	—	—
United Kingdom	20,289,089	—	—
United States	176,344,981	—	—
Preferred Stock — United States	—	—	—
Affiliated Money Market Mutual Fund	47,235,251	—	—

Total	$437,339,906	$—	$2,325,649

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Retail REIT’s	20.7%
Specialized REIT’s	13.2
Diversified Real Estate Activities	12.5
Office REIT’s	12.1
Affiliated Money Market Mutual Fund (6.9% represents investments purchased with collateral from securities on loan)	11.5
Diversified REIT’s	10.9
Real Estate Operating Companies	8.0
Residential REIT’s	6.7
Real Estate Development	5.5
Industrial REIT’s	4.4
Homebuilding	0.8
Hotels, Resorts & Cruise Lines	0.3

106.6
Liabilities in excess of other assets	(6.6)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS

Apparel — 2.2%
NIKE, Inc. (Class B Stock)(a)	619,632	$46,906,142

Beverages — 3.4%
PepsiCo, Inc.	1,140,473	73,457,866

Biotechnology — 1.7%
Gilead Sciences, Inc.*	841,707	35,722,045

Chemicals — 2.9%
Praxair, Inc.	604,345	61,401,452

Commercial Services — 2.7%
MasterCard, Inc. (Class A Stock)	232,297	58,473,801

Computer Software — 1.7%
Microsoft Corp.	1,463,063	37,103,278

Computers — 8.8%
Apple, Inc.*	415,999	144,954,852
NetApp, Inc.*	909,086	43,799,763

		188,754,615

Cosmetics/Personal Care — 3.6%
Avon Products, Inc.	1,830,273	49,490,582
Procter & Gamble Co. (The)	440,053	27,107,265

		76,597,847

Diversified Financial Services — 1.5%
American Express Co.	692,048	31,280,570

Financial — Bank & Trust — 1.8%
Northern Trust Corp.	766,978	38,924,133

Financials — 4.6%
Charles Schwab Corp. (The)(a)	1,878,957	33,877,595
CME Group, Inc.	214,708	64,745,197

		98,622,792

Healthcare Products — 6.0%
Johnson & Johnson	629,976	37,326,078
St. Jude Medical, Inc.	1,808,366	92,696,841

		130,022,919

Internet Services — 5.7%
Equinix, Inc.*	443,915	40,440,656
Google, Inc. (Class A Stock)*	138,929	81,441,569

		121,882,225

Medical Products — 3.0%
Thermo Fisher Scientific, Inc.*	1,151,125	63,944,994

Oil & Gas — 6.7%
Devon Energy Corp.	286,471	26,289,444
Halliburton Co.	989,809	49,332,080
Occidental Petroleum Corp.	345,132	36,062,843
Southwestern Energy Co.*	751,828	32,306,049

		143,990,416

Oil Well Services & Equipment — 6.2%
Schlumberger Ltd. (Netherlands Antilles)	1,428,910	133,260,147

Pharmaceuticals — 1.8%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	789,559	39,612,175

Real Estate — 3.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	2,815,577	75,175,906

Retailing — 10.9%
Costco Wholesale Corp.(a)	1,065,084	78,091,959
Lowe’s Cos., Inc.	3,350,168	88,544,940
Staples, Inc.	3,535,139	68,652,399

		235,289,298

Semiconductors — 8.2%
QUALCOMM, Inc.	2,176,226	119,322,472
Xilinx, Inc.	1,740,019	57,072,623

		176,395,095

Software — 3.6%
Oracle Corp.	2,320,042	77,419,801

Telecommunications — 6.8%
American Tower Corp. (Class A Stock)*	1,851,513	95,945,404
Crown Castle International Corp.*	1,196,524	50,912,096

		146,857,500

TOTAL LONG-TERM INVESTMENTS (cost $1,801,968,475)		2,091,095,017

SHORT-TERM INVESTMENT — 6.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $147,980,617; includes $88,663,929 of cash collateral for securities on loan)(b)(w)	147,980,617	147,980,617

TOTAL INVESTMENTS — 104.2% (cost $1,949,949,092)		2,239,075,634

Liabilities in excess of other assets — (4.2)%		(89,468,907)

NET ASSETS — 100.0%		$2,149,606,727

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,604,092; cash collateral of $88,663,929 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,091,095,017	$—	$—
Affiliated Money Market Mutual Fund	147,980,617	—	—

Total	$2,239,075,634	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS

Advertising — 1.4%
Lamar Advertising Co. (Class A Stock)*(a)	274,229	$10,130,019

Aerospace/Defense — 2.4%
Alliant Techsystems, Inc.	125,951	8,900,957
Raytheon Co.	166,798	8,485,014

		17,385,971

Apparel — 1.6%
Polo Ralph Lauren Corp.	95,024	11,749,718

Apparel/Shoes — 2.1%
Phillips-Van Heusen Corp.	237,870	15,468,686

Chemicals — 1.7%
Ecolab, Inc.	244,799	12,489,645

Commercial Banks — 0.8%
First Republic Bank / San Francisco, CA(a)	200,140	6,186,327

Commercial Services — 10.1%
Coinstar, Inc.*(a)	206,885	9,500,159
Genpact Ltd. (Bermuda)*(a)	254,832	3,689,967
Iron Mountain, Inc.	417,037	13,024,066
Quanta Services, Inc.*(a)	485,773	10,895,888
Ritchie Brothers Auctioneers, Inc. (Canada)(a)	195,283	5,497,217
SuccessFactors, Inc.*(a)	256,417	10,023,341
Verisk Analytics, Inc. (Class A Stock)*	368,858	12,083,788
Western Union Co. (The)	455,487	9,460,465

		74,174,891

Computers — 3.1%
NetApp, Inc.*	268,965	12,958,734
RealD, Inc.*(a)	349,896	9,573,154

		22,531,888

Consumer Products & Services — 4.0%
Avon Products, Inc.(a)	483,278	13,067,837
Fleetcor Technologies, Inc.*	99,580	3,252,283
Newell Rubbermaid, Inc.	695,604	13,306,904

		29,627,024

Diversified Financial Services — 7.2%
Affiliated Managers Group, Inc.*	49,275	5,389,207
IntercontinentalExchange, Inc.*	122,136	15,088,681
Lazard Ltd. (Class A Stock) (Bermuda)	271,553	11,291,174
SLM Corp.*	692,125	10,589,513
TD Ameritrade Holding Corp.(a)	513,129	10,709,002

		53,067,577

Electronic Components — 1.9%
Amphenol Corp. (Class A Stock)	262,858	14,296,847

Electronics — 2.2%
Dolby Laboratories, Inc. (Class A Stock)*	82,421	4,055,937
FLIR Systems, Inc. (a)	351,655	12,170,780

		16,226,717

Financial — Bank & Trust — 1.8%
Northern Trust Corp.	257,481	13,067,161

Financial Services — 3.2%
Global Payments, Inc.	369,480	18,074,961
Invesco Ltd. (Bermuda)	201,310	5,145,484

		23,220,445

Hand/Machine Tools — 1.2%
Kennametal, Inc.	231,916	9,044,724

Healthcare Products — 4.8%
CareFusion Corp.*	399,845	11,275,629
Intuitive Surgical, Inc.*(a)	18,213	6,073,307
St. Jude Medical, Inc.	343,488	17,607,195

		34,956,131

Industrial Products — 1.2%
Roper Industries, Inc.	105,678	9,136,920

Insurance — 1.2%
Principal Financial Group, Inc.	267,942	8,603,618

Internet — 0.7%
GSI Commerce, Inc.*(a)	173,215	5,070,003

Internet Services — 1.3%
Equinix, Inc.*	105,250	9,588,275

Media — 0.9%
Scripps Networks Interactive, Inc. (Class A Stock)(a)	135,266	6,775,474

Medical Products — 3.2%
C.R. Bard, Inc.(a)	143,856	14,286,339
Henry Schein, Inc.*	128,070	8,986,672

		23,273,011

Oil & Gas — 7.6%
Core Laboratories NV (Netherlands)(a)	101,665	10,387,113
Dril-Quip, Inc.*	133,957	10,586,622
Petrohawk Energy Corp.*	288,034	7,068,354
Pioneer Natural Resources Co.	53,141	5,416,131
Southwestern Energy Co.*	213,016	9,153,297
Whiting Petroleum Corp.*	180,748	13,275,941

		55,887,458

Oil Well Services & Equipment — 2.4%
Cameron International Corp.*(a)	303,170	17,311,007

Real Estate — 2.5%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	674,736	18,015,451

Retail — 8.7%
Bed Bath & Beyond, Inc.*	261,005	12,598,711
Darden Restaurants, Inc.	146,529	7,198,970
Dick’s Sporting Goods, Inc.*(a)	206,006	8,236,120
GameStop Corp. (Class A Stock)*(a)	366,192	8,246,644
PetSmart, Inc.	377,773	15,469,804
Staples, Inc.	638,772	12,404,952

		64,155,201

Savings & Loan — 1.2%
People’s United Financial, Inc.(a)	721,021	9,070,444

Semiconductors — 5.1%
Altera Corp.	186,389	8,204,844
Linear Technology Corp.	192,629	6,478,113
NVIDIA Corp.*	382,248	7,056,298
Xilinx, Inc.	482,801	15,835,873

		37,575,128

Software — 5.5%
Citrix Systems, Inc.*	134,713	9,896,017
Emdeon, Inc. (Class A Stock)*	366,727	5,907,972
MSCI. Inc. (Class A Stock)*	201,100	7,404,502
salesforce.com, Inc.*	71,239	9,516,106
VeriFone Systems, Inc.*(a)	137,061	7,531,502

		40,256,099

Telecommunications — 5.6%
Crown Castle International Corp.*	199,317	8,480,938
DigitalGlobe, Inc.*	228,011	6,391,148
SBA Communications Corp. (Class A Stock)*	420,780	16,696,551
tw telecom, Inc.*(a)	496,421	9,531,283

		41,099,920

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	59,528	4,412,811

TOTAL LONG-TERM INVESTMENTS (cost $602,427,260)		713,854,591

SHORT-TERM INVESTMENT — 17.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $129,118,725; includes $111,027,147 of cash collateral for securities on loan)(b)(w)
	129,118,725	129,118,725

TOTAL INVESTMENTS — 114.8% (cost $731,545,985)		842,973,316

Liabilities in excess of other assets — (14.8)%		(108,659,631)

NET ASSETS — 100.0%		$734,313,685

*	Non-income producing security

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,985,503; cash collateral of $111,027,147 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$713,854,591	$—	$—
Affiliated Money Market Mutual Fund	129,118,725	—	—

Total	$842,973,316	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS — 93.8%

Aerospace — 1.2%
AAR Corp.*	95,924	$2,659,013
Kaman Corp. (Class A Stock)	91,982	3,237,767

		5,896,780

Airlines — 0.7%
JetBlue Airways Corp.*(a)	517,582	3,245,239

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	51,837	1,709,584

Automotive Parts — 1.5%
Dana Holding Corp.*(a)	59,693	1,038,061
Tenneco, Inc.*	78,250	3,321,713
TRW Automotive Holdings Corp.*	24,371	1,342,355
Visteon Corp.*	29,462	1,841,080

		7,543,209

Banking — 1.0%
Home BancShares, Inc.	46,802	1,064,745
Lakeland Financial Corp.	32,285	732,224
Sandy Spring Bancorp, Inc.	43,112	795,848
Webster Financial Corp.	96,863	2,075,774

		4,668,591

Basic Materials — Chemical — 0.9%
Minerals Technologies, Inc.	64,596	4,426,118

Basic Materials — Forest — 0.4%
Universal Forest Products, Inc.	47,335	1,734,828

Basic Materials — Mining — 1.0%
Commercial Metals Co.	236,605	4,086,168
Schnitzer Steel Industries, Inc. (Class A Stock)	14,466	940,435

		5,026,603

Chemicals — 1.6%
Fuller (H.B.) Co.	129,259	2,776,483
PolyOne Corp.	364,908	5,185,343

		7,961,826

Clothing & Apparel — 1.8%
G-III Apparel Group Ltd.*	54,999	2,066,862
Iconix Brand Group, Inc.*	114,692	2,463,584
Steven Madden Ltd.*	40,233	1,888,135
Warnaco Group, Inc. (The)*	42,436	2,426,915

		8,845,496

Commercial Services — 1.4%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)(a)	260,431	2,125,117
Medifast, Inc.*(a)	38,908	768,433
PHH Corp.*(a)	79,440	1,729,409
Team Health Holdings, Inc.*(a)	118,542	2,072,114

		6,695,073

Computer Services & Software — 2.6%
Avid Technology, Inc.*	73,247	1,633,408
Blue Coat Systems, Inc.*	94,755	2,668,301
Mentor Graphics Corp.*	161,460	2,362,160
Monotype Imaging Holdings, Inc.*	93,667	1,358,171
NetScout Systems, Inc.*	36,431	995,295
Parametric Technology Corp.*	61,679	1,387,161
SS&C Technologies Holdings, Inc.*(a)	114,702	2,342,215

		12,746,711

Construction — 0.5%
Meritage Homes Corp.*(a)	92,152	2,223,628

Consumer Cyclicals — Construction — 0.7%
Comfort Systems USA, Inc.	233,904	3,291,029

Consumer Staples — Home Products — 0.4%
Elizabeth Arden, Inc.*	61,996	1,860,500

Distribution/Wholesale — 0.4%
Beacon Roofing Supply, Inc.*(a)	91,402	1,870,999

Diversified Financial Services — 1.2%
Artio Global Investors, Inc.	29,895	483,103
BGC Partners, Inc. (Class A Stock)(a)	84,563	785,590
MF Global Holdings Ltd.*(a)	166,367	1,377,519
Ocwen Financial Corp.*(a)	114,739	1,264,424
Piper Jaffray Cos.*	22,896	948,581
Stifel Financial Corp.*(a)	13,046	936,573

		5,795,790

Electrical Utilities — 1.3%
Cleco Corp.	81,434	2,792,372
IDACORP, Inc.	17,901	682,028
NorthWestern Corp.	33,583	1,017,565
Portland General Electric Co.	73,400	1,744,718

		6,236,683

Electronic Components & Equipment — 3.8%
Belden, Inc.	42,867	1,609,656
Checkpoint Systems, Inc.*	116,530	2,619,594
Convergys Corp.*	101,552	1,458,287
Electronics for Imaging, Inc.*	234,857	3,454,747
EnerSys*	64,966	2,582,399
GrafTech International Ltd.*(a)	66,591	1,373,772
Littelfuse, Inc.	30,572	1,745,661
Plexus Corp.*(a)	43,740	1,533,524
Watts Water Technologies, Inc. (Class A Stock)	55,300	2,111,907

		18,489,547

Engineering & Construction — 0.4%
Michael Baker Corp.*	24,494	712,041
MYR Group, Inc.*	53,925	1,289,886

		2,001,927

Entertainment & Leisure — 1.1%
Polaris Industries, Inc.	26,432	2,300,112
Six Flags Entertainment Corp.(a)	26,788	1,928,736
WMS Industries, Inc.*(a)	37,525	1,326,509

		5,555,357

Environmental Control — 0.4%
Darling International, Inc.*	112,253	1,725,329

Equipment Services — 1.6%
RSC Holdings, Inc.*(a)	290,896	4,183,084
Watsco, Inc.(a)	55,614	3,876,852

		8,059,936

Financial — Bank & Trust — 8.9%
Bank of the Ozarks, Inc.(a)	57,035	2,493,000
Boston Private Financial Holdings, Inc.	109,315	772,857
Bridge Capital Holdings*(a)	22,230	209,851
Brookline Bancorp, Inc.	156,842	1,651,546
Capital City Bank Group, Inc.(a)	6,248	79,225
CoBiz Financial, Inc.	83,232	578,462
Columbia Banking System, Inc.	60,180	1,153,651
Community Bank System, Inc.	20,122	488,361
East West Bancorp, Inc.	68,086	1,495,169
First Financial Holdings, Inc.	31,136	352,148
First Midwest Bancorp, Inc.	163,835	1,931,615
First of Long Island Corp. (The)	19,763	548,423
FirstMerit Corp.	117,210	1,999,603
FNB Corp.	132,669	1,398,331
Glacier Bancorp, Inc.(a)	176,623	2,658,176
Hancock Holding Co.(a)	77,717	2,552,226
Heritage Financial Corp.*	39,042	553,225
IBERIABANK Corp.	35,197	2,116,396
KBW, Inc.	43,779	1,146,572
MB Financial, Inc.	125,932	2,639,535
Northwest Bancshares, Inc.	131,400	1,647,756
PacWest Bancorp(a)	10,766	234,161
Prosperity Bancshares, Inc.	76,022	3,251,461
Provident Financial Services, Inc.	16,723	247,500
SCBT Financial Corp.	37,783	1,257,418
Sierra Bancorp(a)	19,629	219,452
Signature Bank*(a)	86,414	4,873,750
Simmons First National Corp. (Class A Stock)	24,760	670,748
Southcoast Financial Corp.*	9,901	34,158
Summit State Bank	10,043	68,945
Texas Capital Bancshares, Inc.*(a)	79,038	2,054,198
Trico Bancshares(a)	44,758	730,003
UMB Financial Corp.	43,445	1,622,888

		43,730,810

Financial — Brokerage — 0.4%
Knight Capital Group, Inc. (Class A Stock)*(a)	162,853	2,182,230

Financial Services — 3.1%
Apollo Investment Corp.(a)	185,425	2,236,226
Dime Community Bancshares	52,221	770,782
First Cash Financial Services, Inc.*	43,370	1,674,082
First Financial Bankshares, Inc.(a)	51,965	2,669,442
Flushing Financial Corp.	95,106	1,417,079
Golub Capital BDC, Inc.	41,379	652,961
PennantPark Investment Corp.	117,916	1,405,559
Pinnacle Financial Partners, Inc.*(a)	74,654	1,234,777
PrivateBancorp, Inc.	91,139	1,393,515
Provident New York Bancorp	60,711	626,538
WSFS Financial Corp.	19,983	941,199

		15,022,160

Food — 1.3%
Hain Celestial Group, Inc. (The)*	87,254	2,816,559
Snyders-Lance, Inc.(a)	45,792	908,971
TreeHouse Foods, Inc.*	46,744	2,658,332

		6,383,862

Hand/Machine Tools — 0.4%
Regal-Beloit Corp.	26,114	1,927,997

Healthcare Services — 3.8%
Amedisys, Inc.*(a)	86,245	3,018,575
HealthSouth Corp.*	57,191	1,428,631
Hill-Rom Holdings, Inc.	22,315	847,524
ICON PLC, ADR (Ireland)*	172,058	3,714,732
LHC Group, Inc.*(a)	59,431	1,782,930
Lincare Holdings, Inc.(a)	143,582	4,258,642
Omega Healthcare Investors, Inc.	163,715	3,657,393

		18,708,427

Home Furnishings — 0.4%
Tempur-Pedic International, Inc.*	40,491	2,051,274

Hotels & Motels — 1.0%
Gaylord Entertainment Co.*(a)	89,598	3,107,259
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	144,944	1,792,957

		4,900,216

Industrial Products — 0.5%
Olympic Steel, Inc.	77,777	2,551,863

Industrials — Components — 1.0%
Actuant Corp. (Class A Stock)(a)	83,486	2,421,094
Applied Industrial Technologies, Inc.	69,239	2,302,889

		4,723,983

Industrials — Electrical Equipment — 0.7%
Anixter International, Inc.(a)	46,378	3,241,358

Industrials — Machinery — 0.6%
MTS Systems Corp.	34,697	1,580,449
Tennant Co.	31,131	1,308,747

		2,889,196

Insurance — 0.8%
Alterra Capital Holdings Ltd. (Bermuda)	119,317	2,665,542
Enstar Group Ltd. (Bermuda)*	12,857	1,284,157

		3,949,699

Insurance — Life Insurance — 1.4%
American Equity Investment Life Holding Co.(a)	360,100	4,724,512
Symetra Financial Corp.	138,501	1,883,614

		6,608,126

Insurance — Property Insurance — 3.6%
Aspen Insurance Holdings Ltd. (Bermuda)	47,489	1,308,797
Donegal Group, Inc. (Class A Stock)	43,925	587,277
Meadowbrook Insurance Group, Inc.(a)	465,479	4,817,708
MGIC Investment Corp.*(a)	215,836	1,918,782
PMI Group, Inc. (The)*(a)	144,348	389,740
ProAssurance Corp.*	54,907	3,479,457
RLI Corp.	37,345	2,152,939
Tower Group, Inc.	122,050	2,932,861

		17,587,561

Investment Companies — 0.3%
Solar Capital Ltd.	44,686	1,067,101
Solar Senior Capital Ltd.*(a)	29,306	545,971

		1,613,072

Machinery — 1.2%
Altra Holdings, Inc.*	58,363	1,378,534
Graco, Inc.	41,808	1,901,846
Robbins & Myers, Inc.(a)	58,645	2,697,084

		5,977,464

Medical Supplies & Equipment — 1.1%
American Medical Systems Holdings, Inc.*(a)	120,326	2,603,854
PSS World Medical, Inc.*(a)	99,731	2,707,697

		5,311,551

Metals & Mining — 2.2%
Kaiser Aluminum Corp.(a)	78,961	3,888,829
Metals USA Holdings Corp.*	109,199	1,787,588
RBC Bearings, Inc.*(a)	61,900	2,366,437
Taseko Mines Ltd. (Canada)*	429,835	2,548,921

		10,591,775

Miscellaneous Manufacturing — 1.0%
AZZ, Inc.	24,890	1,134,984
Carlisle Cos., Inc.	88,889	3,960,005

		5,094,989

Oil & Gas — 7.4%
Approach Resources, Inc.*	85,336	2,867,290
Brigham Exploration Co.*	118,738	4,414,679
Carrizo Oil & Gas, Inc.*	28,615	1,056,752
Key Energy Services, Inc.*(a)	287,098	4,464,374
Kodiak Oil & Gas Corp. (Canada)*(a)	68,315	457,710
Northern Oil and Gas, Inc.*	35,853	957,275
Oil States International, Inc.*(a)	42,767	3,256,279
Petroleum Development Corp.*	56,497	2,712,421
Resolute Energy Corp.*(a)	301,479	5,468,829
Rex Energy Corp.*(a)	78,455	914,001
Rosetta Resources, Inc.*(a)	131,061	6,230,640
World Fuel Services Corp.	89,912	3,651,326

		36,451,576

Pharmaceuticals — 0.9%
Herbalife Ltd. (Cayman Islands)	28,933	2,353,989
West Pharmaceutical Services, Inc.(a)	49,267	2,205,683

		4,559,672

Real Estate — 0.4%
Retail Opportunity Investments Corp.(a)	170,024	1,860,063

Real Estate Investment Trust — Apartment — 1.6%
American Campus Communities, Inc.(a)	184,665	6,093,945
Mid-America Apartment Communities, Inc.	30,072	1,930,622

		8,024,567

Real Estate Investment Trust — Hotels — 0.4%
Pebblebrook Hotel Trust	94,600	2,095,390

Real Estate Investment Trust — Mortgage — 1.2%
MFA Financial, Inc.	513,511	4,210,790
Two Harbors Investment Corp.	170,773	1,787,994

		5,998,784

Real Estate Investment Trust — Office Industrial — 0.6%
Parkway Properties, Inc.	179,079	3,044,343

Real Estate Investment Trust — Other REITs — 3.9%
BioMed Realty Trust, Inc.	238,362	4,533,645
Cogdell Spencer, Inc.	152,437	905,476
Cypress Sharpridge Investments, Inc.(a)	301,837	3,827,293
DuPont Fabros Technology, Inc.(a)	101,305	2,456,646
Entertainment Properties Trust(a)	95,092	4,452,208
U-Store-It Trust	272,275	2,864,333

		19,039,601

Real Estate Investment Trust — Retail — 1.5%
Acadia Realty Trust	146,360	2,769,131
National Retail Properties, Inc.(a)	168,662	4,407,138

		7,176,269

Real Estate Investment Trusts — 3.1%
Coresite Realty Corp.	142,906	2,263,631
CreXus Investment Corp.	118,480	1,353,041
Education Realty Trust, Inc.	175,823	1,411,859
Medical Properties Trust, Inc.	235,131	2,720,465
National Health Investors, Inc.	24,603	1,178,976
PS Business Parks, Inc.	67,186	3,892,757
Redwood Trust, Inc.(a)	138,216	2,149,259

		14,969,988

Restaurants — 0.3%
Wendy’s / Arby’s Group, Inc. (Class A Stock)	287,482	1,446,034

Retail & Merchandising — 3.2%
American Eagle Outfitters, Inc.	46,232	734,627
Cash America International, Inc.	22,078	1,016,692
Children’s Place Retail Stores, Inc. (The)*	34,346	1,711,461
EZCORP, Inc. (Class A Stock)*	31,659	993,776
Fossil, Inc.*	36,976	3,462,802
HSN, Inc.*	87,415	2,799,902
Jos. A. Bank Clothiers, Inc.*(a)	80,511	4,096,400
Vera Bradley, Inc.*(a)	23,662	998,773

		15,814,433

Semiconductors — 2.2%
Entegris, Inc.*	79,568	697,811
Micrel, Inc.	80,956	1,091,287
MKS Instruments, Inc.(a)	84,338	2,808,455
Semtech Corp.*	149,196	3,732,884
Standard Microsystems Corp.*	92,781	2,287,980

		10,618,417

Services — Environmental — 0.3%
Waste Connections, Inc.	56,512	1,626,980

Services — Industrial Services — 0.7%
G & K Services, Inc. (Class A Stock)	70,698	2,350,708
On Assignment, Inc.*	136,071	1,287,232

		3,637,940

Software — 0.5%
SYNNEX Corp.*(a)	66,804	2,186,495

Telecommunications — 1.1%
Knology, Inc.*(a)	139,081	1,795,536
Plantronics, Inc.	46,539	1,704,258
Premiere Global Services, Inc.*	263,550	2,008,251

		5,508,045

Transportation — 0.6%
Heartland Express, Inc.	139,828	2,455,380
Scorpio Tankers, Inc. (Marshall Islands)*	27,467	283,459

		2,738,839

Utilities — Electrical Utilities — 2.7%
Avista Corp.	94,245	2,179,887
El Paso Electric Co.*	311,385	9,466,104
MGE Energy, Inc.	21,118	855,068
UniSource Energy Corp.	25,918	936,417

		13,437,476

Utilities — Gas Utilities — 1.2%
Northwest Natural Gas Co.(a)	3,089	142,496
Southwest Gas Corp.	151,850	5,917,594

		6,060,090

TOTAL COMMON STOCKS (cost $403,415,435)		458,953,398

EXCHANGE TRADED FUND — 4.1%
iShares Russell 2000 Value Index Fund (cost $19,848,393)(a)	267,615	20,172,819

TOTAL LONG-TERM INVESTMENTS (cost $423,263,828)		479,126,217

SHORT-TERM INVESTMENT — 20.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,459,299; includes $89,898,629 of cash collateral for securities on loan)(b)(w)	99,459,299	99,459,299

TOTAL INVESTMENTS — 118.2% (cost $522,723,127)		578,585,516

Liabilities in excess of other assets — (18.2)%		(89,023,310)

NET ASSETS — 100.0%		$489,562,206

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,624,924; cash collateral of $89,898,629 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$458,953,398	$—	$—
Exchange Traded Fund	20,172,819	—	—
Affiliated Money Market Mutual Fund	99,459,299	—	—

Total	$578,585,516	$—	$—

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 93.3%

BANK LOANS(c)(g) — 4.3%

Advanced Pierre Foods	B1	7.00%	09/24/16	$596	$597,549
Advanced Pierre Foods	B1	7.00%	09/24/16	2	1,505
Advanced Pierre Foods	B1	11.25%	09/24/17	420	429,450
Arizona Chemical U.S., Inc.	B1	4.75%	11/19/16	1,026	1,029,401
Avaya, Inc.	B1	3.061%	10/26/14	494	478,228
Avaya, Inc.	B1	4.811%	10/26/14	994	961,383
Axcan Pharma, Inc.	B1	5.50%	02/11/17	312	311,177
Axcan Pharma, Inc.	B1	5.50%	02/11/17	54	53,355
Axcan Pharma, Inc.	B1	5.50%	02/11/17	183	182,723
Big West Oil LLC	B2	7.00%	03/31/16	602	609,255
Boyd Gaming Corp.	NR	3.746%	12/31/15	1,827	1,787,287
Bresnan Broadband Holdings LLC	Ba3	4.50%	12/15/17	898	902,127
Bresnan Broadband Holdings LLC	Ba3	4.50%	12/15/17	2	2,261
Catalent Pharma Solutions, Inc.	Ba3	2.496%	04/10/14	995	966,231
CB Richard Ellis Services, Inc.,	Ba1	1.625%	09/30/18	869	865,900
CB Richard Ellis Services, Inc.,	Ba1	1.75%	06/30/20	1,086	1,083,396
CCM Merger, Inc.,	B3	7.50%	03/01/16	1,500	1,517,812
CDW Corp.	B2	4.50%	07/15/17	921	917,622
Cenveo Corp.	Ba3	6.25%	12/21/16	698	699,996
Claire’s Stores, Inc.	B3	3.054%	05/29/14	711	677,706
Claire’s Stores, Inc.	B3	3.057%	05/29/14	3,392	3,233,506
Claire’s Stores, Inc.	B3	5.00%	05/29/14	14	13,554
Clear Channel Communications, Inc.	Caa1	3.896%	01/29/16	2,651	2,331,101
Electrical Components International, Inc.	B1	1.40%	01/25/17	35	35,118
Electrical Components International, Inc.	B1	6.75%	01/25/17	563	560,478
First Data Corp.	B1	2.963%	09/24/14	1,200	1,148,167
First Data Corp.	B1	3.002%	09/24/14	5,000	4,786,720
Freescale Semiconductor, Inc.	B1	4.511%	11/29/13	1,490	1,480,760
Gymboree Corp.	B1	5.00%	02/11/18	697	695,629
Gymboree Corp.	B1	5.00%	02/11/18	2	1,748
High Plains Broadcasting Operating Co. LLC	B3	9.00%	09/14/16	155	154,932
HSP Gaming LP	B3	11.25%	09/23/14	1,138	1,151,246
HSP Gaming LP	B3	11.25%	09/23/14	110	111,112
HSP Gaming LP	B3	11.25%	09/23/14	9	9,159
I-Star	B1	5.00%	06/30/13	1,800	1,782,756
Inventive Health	Ba3	1.625%	08/04/16	117	117,104
Inventive Health	Ba3	4.75%	08/04/16	58	58,406
Isle of Capri Casinos, Inc.	Ba3	4.75%	03/24/17	340	341,557
J. Crew Group, Inc.	B1	4.75%	03/04/18	2	1,868
J. Crew Group, Inc.	B1	4.75%	03/04/18	561	559,130
J. Crew Group, Inc.	B1	4.75%	03/04/18	187	186,377
Media General, Inc.	NR	4.504%	03/29/13	333	321,897
Media General, Inc.	NR	4.561%	03/29/13	1,108	1,071,978
Michael Foods, Inc.	B1	4.25%	06/18/16	300	302,081
Millennium 2nd Lien Term Loan	B3	6.057%	11/30/14	1,250	1,246,875
Newport Television LLC	B3	9.00%	09/14/16	564	565,372
Nexeo Solutions LLC	B1	5.00%	07/31/17	475	475,000
Quad Graphics, Inc.	Ba2	5.50%	04/23/16	990	988,334
Quad Graphics, Inc.	Ba2	5.50%	04/23/16	3	2,496
Radio One	B1	7.50%	03/25/16	965	975,856
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	134	134,937
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	231	231,647
Reynolds Group Holdings, Inc.	Ba3	4.25%	02/14/18	260	260,872
Styron S.A.R.L.	B1	6.00%	07/31/17	871	874,253
Styron S.A.R.L.	B1	6.00%	07/31/17	2	2,197
Swift Transportation Co. LLC	B1	6.00%	12/21/16	762	764,430
Texas Competitive Electric Holdings Co. LLC	B2	3.731%	10/10/14	4,987	4,189,147
Texas Competitive Electric Holdings Co. LLC	B2	3.746%	10/10/14	222	186,603

Texas Competitive Electric Holdings Co. LLC	B2	3.759%		10/10/14	5,425	4,565,556
Texas Competitive Electric Holdings Co. LLC	B2	3.803%		10/10/14	59	49,761
Tl Acquisitions, Inc.	B2	2.46%		07/15/14	3,655	3,498,850
TransDigm Group, Inc.,	Ba2	4.00%		02/14/17	723	727,707
Univar, Inc.	B2	5.00%		06/01/17	748	750,654
Univision Communications, Inc.	B2	2.246%		09/20/14	3,205	3,116,382
Vertis, Inc.	B3	11.75%		08/02/15	48	47,126
Vertis, Inc.	B3	11.75%		08/02/15	1,429	1,400,824
Walter Energy, Inc.	B1	4.00%		03/31/18	3,675	3,694,294
Western Refining, Inc.	B3	7.50%		03/15/17	400	402,200

TOTAL BANK LOANS (cost $62,028,959)						63,682,121

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%

Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A (cost $1,817,478)	NR	2.005	%(c)	11/15/15	2,067	1,955,659

CORPORATE BONDS — 88.4%

Aerospace/Defense — 1.6%
Acquisition Co.Lanza Parent, Sr. Sec’d. Notes, 144A	B3	10.00%		06/01/17	1,000	1,102,500
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.75%		04/01/16	1,800	1,847,250
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%		09/15/20	1,750	1,826,562
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%		07/01/18	4,000	4,430,000
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes, 144A	B3	8.75%		11/15/17	2,000	1,630,000
CPI International Acquisition, Inc., Sr. Notes, 144A	B3	8.00%		02/15/18	580	582,900
Esterline Technologies Corp., Gtd. Notes	Ba3	7.00%		08/01/20	1,000	1,046,250
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(a)	Ba3	6.875%		03/15/18	2,230	2,327,562
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	7.125%		03/15/21	465	484,763
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	B3	10.00%		06/01/17	750	826,875
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	3,757	3,832,140
TransDigm, Inc., Sr. Sub. Notes, 144A(a)	B3	7.75%		12/15/18	4,225	4,536,594

						24,473,396

Airlines — 0.7%
American Airlines Pass-Through Trust 2001-02, Pass-Through Certificates	Ba1	6.978%		04/01/11	31	31,316
American Airlines, Inc., Sr. Sec’d. Notes	B2	10.50%		10/15/12	2,500	2,718,750
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.558%		09/01/19	807	838,969
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.798%		04/01/21	1,930	2,035,762
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14	587	623,687
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.75%		01/15/17	3,322	3,787,383

						10,035,867

Automotive — 2.5%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%		11/01/15	1,700	1,844,500
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.25%		01/15/17	2,000	2,220,000
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.50%		02/15/19	1,075	1,069,625
Exide Technologies, Sr. Sec’d. Notes, 144A(a)	B2	8.625%		02/01/18	2,250	2,401,875
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ba3	7.45%		07/16/31	3,000	3,247,830
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	6.625%		08/15/17	625	667,032
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.00%		04/15/15	6,000	6,494,556
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.00%		12/15/16	650	737,868
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.125%		01/15/20	3,650	4,180,845
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.70%		10/01/14	3,000	3,405,480
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	12.00%		05/15/15	1,500	1,887,976
J.B. Poindexter & Co., Inc., Gtd. Notes	Caa1	8.75%		03/15/14	425	429,250
Lear Corp., Gtd. Notes	Ba3	7.875%		03/15/18	3,050	3,316,875
Navistar International Corp., Gtd. Notes	B1	8.25%		11/01/21	1,615	1,790,631
Oshkosh Corp., Gtd. Notes	B2	8.25%		03/01/17	350	385,000

Oshkosh Corp., Gtd. Notes	B2	8.50%		03/01/20	350	392,438
Stoneridge, Inc., Sr. Sec’d. Notes, 144A(a)	B3	9.50%		10/15/17	1,500	1,657,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.00%		03/15/14	1,360	1,482,400

						37,611,681

Banking — 1.8%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%		03/08/35	900	785,386
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.00	%(c)	12/29/49	8,875	9,543,909
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.125	%(c)	12/29/49	600	645,222
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Baa3	7.70%		12/31/26	275	279,812
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)(a)	Baa2	7.434	%(c)	09/29/49	2,550	2,550,000
Capital One Capital V, Ltd. Gtd. Notes	BB(d)	10.25%		08/15/39	1,250	1,356,250
Citigroup Capital XXI, Gtd. Notes	BB+(d)	8.30	%(c)	12/21/57	500	520,000
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa3	6.00%		11/01/33	4,460	3,356,128
NB Capital Trust IV, Ltd. Gtd. Notes	BB+(d)	8.25%		04/15/27	750	770,625
Regions Financial Corp., Sub. Notes(a)	B1	7.375%		12/10/37	3,314	3,222,865
Wachovia Capital Trust III, Ltd. Gtd. Notes	A-(d)	5.57	%(c)	03/15/42	4,000	3,670,000

						26,700,197

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	8.16%		05/30/24	15	34,019

Building Materials — 1.0%
Associated Materials LLC, Sr. Sec’d. Notes, 144A	B3	9.125%		11/01/17	250	267,500
Building Materials Corp. of America, Gtd. Notes, 144A	B1	7.50%		03/15/20	725	754,000
Building Materials Corp. of America, Sr. Notes, 144A	B1	6.875%		08/15/18	2,450	2,505,125
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba2	7.00%		02/15/20	4,250	4,409,375
Cemex SAB de CV, Sr. Sec’d. Notes, 144A (Mexico)(a)	B(d)	9.00%		01/11/18	1,400	1,468,250
Headwaters, Inc., Sr. Sec’d. Notes, 144A	B2	7.625%		04/01/19	550	550,000
New Enterprise Stone & Lime Co., Sr. Notes, 144A	Caa1	11.00%		09/01/18	1,000	1,012,500
Texas Industries, Inc., Gtd. Notes	B3	9.25%		08/15/20	3,650	3,942,000

						14,908,750

Chemicals — 2.6%
Celanese US Holdings LLC, Gtd. Notes, 144A	Ba3	6.625%		10/15/18	1,000	1,030,000
CF Industries, Inc., Gtd. Notes	Ba1	6.875%		05/01/18	2,675	3,002,688
CF Industries, Inc., Gtd. Notes	Ba1	7.125%		05/01/20	650	737,750
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%		09/01/18	1,000	1,057,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes, 144A(a)	Caa1	9.00%		11/15/20	2,985	3,095,072
Huntsman International LLC, Gtd. Notes	B1	5.50%		06/30/16	1,000	982,500
Lyondell Chemical Co., Sr. Sec’d. Notes	B2	11.00%		05/01/18	7,500	8,418,750
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba2	8.00%		11/01/17	3,679	4,056,097
Momentive Performance Materials, Inc., Sec’d. Notes, 144A(a)	Caa1	9.00%		01/15/21	1,175	1,214,656
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Sr. Sub. Notes, 144A	B3	8.375%		03/01/18	795	810,900
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)	B1	8.375%		11/01/16	2,750	3,018,125
Omnova Solutions, Inc., Gtd. Notes, 144A	B2	7.875%		11/01/18	160	162,000
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%		09/15/20	3,125	3,289,063
Quality Distribution LLC/Q.D. Capital Corp., Sr. Sec’d. Notes, 144A	Caa1	9.875%		11/01/18	1,000	1,037,500
Rhodia SA, Sr. Unsec’d. Notes, 144A (France)	B1	6.875%		09/15/20	1,000	1,018,750
Solutia, Inc., Gtd. Notes	B1	7.875%		03/15/20	2,050	2,224,250
TPC Group LLC, Sr. Sec’d. Notes, 144A	B+(d)	8.25%		10/01/17	1,400	1,480,500
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375%		10/01/15	2,050	2,193,500

						38,829,601

Construction Machinery — 1.5%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00%		08/15/16	1,000	1,052,500
Case New Holland, Inc., Gtd. Notes	Ba3	7.75%		09/01/13	2,650	2,885,187
Columbus McKnnon Corp., Gtd. Notes, 144A	B1	7.875%		02/01/19	520	533,650
Dresser-Rand Group, Inc., Gtd. Notes, 144A	B1	6.50%		05/01/21	515	531,094
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.50%		12/01/14	4,274	4,477,015
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes, 144A	Caa1	8.25%		02/01/21	1,425	1,482,000

Terex Corp., Sr. Sub. Notes(a)	B3	8.00%	11/15/17	2,585	2,723,944
Tutor Perini Corp., Gtd. Notes, 144A	Ba3	7.625%	11/01/18	643	662,290
United Rentals North America, Inc., Gtd. Notes(a)	Caa1	8.375%	09/15/20	1,675	1,750,375
United Rentals North America, Inc., Gtd. Notes(a)	B2	9.25%	12/15/19	6,000	6,675,000

					22,773,055

Consumer Products — 0.7%
Affinion Group, Inc., Gtd. Notes, 144A	B3	7.875%	12/15/18	150	141,000
American Achievement Corp., Sr. Sec’d. Notes, 144A	B3	10.875%	04/15/16	2,860	2,809,950
American Standard Americas, Sr. Sec’d. Notes, 144A	B3	10.75%	01/15/16	225	240,188
Armored AutoGroup, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.25%	11/01/18	2,000	2,035,000
Jarden Corp., Gtd. Notes	Ba3	8.00%	05/01/16	450	492,187
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.25%	01/15/18	1,000	1,062,500
Visant Corp., Gtd. Notes	Caa1	10.00%	10/01/17	3,870	4,179,600

					10,960,425

Consumer Services — 0.5%
Brickman Group Holdings, Inc., Sr. Notes, 144A	B3	9.125%	11/01/18	1,450	1,551,500
Corrections Corp. of America, Gtd. Notes	Ba2	7.75%	06/01/17	1,500	1,629,375
Garda World Security Corp., Sr. Unsec’d. Notes, 144A (Canada)	B3	9.75%	03/15/17	1,000	1,077,500
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	6.625%	02/15/21	275	272,250
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	1,250	1,275,000
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.00%	05/15/19	1,600	1,680,000

					7,485,625

Diversified Manufacturing — 1.2%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	440	453,200
Amsted Industries, Inc., Sr. Notes, 144A(a)	B1	8.125%	03/15/18	3,075	3,278,719
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.50%	05/15/20	2,100	2,322,500
Diversey, Inc., Gtd. Notes	B3	8.25%	11/15/19	2,000	2,145,000
Griffon Corp., Gtd. Notes, 144A	Ba3	7.125%	04/01/18	1,075	1,093,812
Pinafore LLC/Pinafore, Inc., Sec’d. Notes, 144A(a)	B1	9.00%	10/01/18	3,225	3,499,125
RBS Global, Inc./Rexnord LLC, Gtd. Notes(a)	Caa1	8.50%	05/01/18	3,550	3,834,000
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%	09/01/17	1,000	1,075,000

					17,701,356

Electric — 3.8%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%	10/15/15	2,425	2,619,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%	10/15/17	1,800	1,935,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.75%	04/15/16	1,125	1,290,938
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%	11/30/25	135	133,931
AES Red Oak LLC, Sr. Sec’d. Notes	B2	8.54%	11/30/19	1,172	1,189,328
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.50%	02/15/21	5,590	5,785,650
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%	02/01/16	1,050	1,081,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Caa3	7.125%	05/15/18	2,000	1,470,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Caa3	7.75%	06/01/19	1,789	1,388,711
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	Caa3	7.67%	11/08/16	3,800	3,591,000
Edison Mission Energy, Sr. Unsec’d. Notes	B3	7.00%	05/15/17	600	481,500
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B3	7.20%	05/15/19	3,000	2,340,000
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.75%	10/15/19	1,183	1,214,107
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	10.25%	01/15/20	925	980,199
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes(a)	Caa3	10.00%	12/01/20	5,000	5,298,375
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%	04/01/16	1,470	1,591,275
Midwest Generation LLC, Pass-Through Certificates	Ba2	8.56%	01/02/16	1,489	1,518,681
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	2,773	3,015,343
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.06%	12/30/28	487	550,476
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	12,050	12,471,750
NRG Energy, Inc., Gtd. Notes, 144A(a)	B1	7.625%	01/15/18	1,975	2,049,062
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%	07/02/26	100	108,500
RRI Energy, Inc., Sr. Unsec’d. Notes	B3	7.875%	06/15/17	3,800	3,771,500
Sithe / Independence Funding Corp., Sr. Sec’d. Notes	B2	9.00%	12/30/13	518	528,698

					56,404,524

Entertainment — 1.2%
AMC Entertainment, Inc., Sr. Sub. Notes, 144A	Caa1	9.75%	12/01/20	2,650	2,835,500
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes, 144A	B2	9.125%	08/01/18	1,000	1,085,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.25%	12/15/17	3,025	3,236,750
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	8.875%	11/15/15	3,400	3,701,750
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	B3	10.875%	11/15/16	2,000	2,245,000
WMG Acquisition Corp., Gtd. Notes	B1	7.375%	04/15/14	805	807,013
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%	06/15/16	3,825	4,044,937

					17,955,950

Environmental — 0.2%
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.625%	08/15/16	2,350	2,493,938

Food & Beverage — 1.9%
ARAMARK Corp., Gtd. Notes	B3	8.50%	02/01/15	3,400	3,544,500
Blue Merger Sub, Inc., Gtd. Notes, 144A(a)	B3	7.625%	02/15/19	2,245	2,275,869
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.00%	12/15/17	2,575	2,678,000
CKE Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	10.50%	03/14/16	365	345,838
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%	09/01/16	125	135,156
Constellation Brands, Inc., Gtd. Notes(a)	Ba3	7.25%	05/15/17	1,850	2,007,250
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	3,275	3,496,062
Darling International, Inc., Gtd. Notes, 144A	B2	8.50%	12/15/18	525	570,937
Dunkin Finance Corp., Sr. Notes, 144A	Caa2	9.625%	12/01/18	192	195,600
Michael Foods, Inc., Sr. Notes, 144A	Caa1	9.75%	07/15/18	3,000	3,277,500
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	B3	7.875%	12/15/18	1,840	1,784,800
Simmons Foods, Inc., Sec’d. Notes, 144A	B3	10.50%	11/01/17	1,000	1,077,500
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.00%	07/15/14	4,000	4,710,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B3	7.75%	07/01/17	1,500	1,612,500

					27,711,512

Gaming — 4.6%
Ameristar Casinos, Inc., Gtd. Notes	B2	9.25%	06/01/14	2,000	2,197,500
Ameristar Casinos, Inc., Sr. Notes, 144A	B3	7.50%	04/15/21	887	879,239
CCM Merger, Inc., Notes, 144A	Caa3	8.00%	08/01/13	4,325	4,303,375
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.00%	11/15/13	672	497,280
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK, 144A(a)	Caa2	10.75%	01/15/17	1,950	2,013,375
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes, 144A(a)	B2	7.625%	01/15/16	775	800,188
Harrahs Operating Co., Inc., Sec’d. Notes, 144A	Caa3	12.75%	04/15/18	4,675	4,721,750
Harrahs Operating Co., Inc., Sr. Sec’d. Notes(a)	B3	11.25%	06/01/17	9,445	10,731,881
Isle of Capri Casinos, Inc., Gtd. Notes, 144A(a)	B3	7.75%	03/15/19	3,625	3,606,875
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.50%	10/15/15	4,500	4,708,125
MGM Resorts International, Gtd. Notes	Caa1	7.50%	06/01/16	2,980	2,816,100
MGM Resorts International, Gtd. Notes, 144A(a)	Caa1	10.00%	11/01/16	1,000	1,052,500
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.00%	03/15/20	1,250	1,370,312
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	4,000	4,580,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	4,675	5,352,875
MGM Resorts International, Sr. Sec’d. Notes	B(d)	13.00%	11/15/13	2,150	2,582,687
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., Sec’d. Notes, 144A	B2	8.875%	04/15/17	250	255,625
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes	Caa1	10.75%	08/15/17	1,250	1,371,875
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	Caa1	10.75%	08/15/17	800	878,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%	08/15/15	1,250	1,334,375
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes, 144A	Ba3	8.375%	08/15/15	1,925	2,054,937
Scientific Games International, Inc., Gtd. Notes	B1	9.25%	06/15/19	750	823,125
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.75%	10/01/17	1,025	1,083,938
Seneca Gaming Corp., Gtd. Notes, 144A	B1	8.25%	12/01/18	600	618,000

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba3	7.75%	08/15/20	3,500	3,710,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage(a)	BB+(d)	7.875%	11/01/17	2,750	2,949,375
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%	07/15/16	750	834,375

					68,127,687

Gas Distributors — 0.6%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.50%	05/20/21	1,930	1,980,663
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A(a)	Ba3	6.50%	05/01/21	3,600	3,492,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	1,267	1,374,695
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A	Ba3	7.00%	10/01/18	1,575	1,638,000
Inergy LP/Inergy Finance Corp., Sr. Notes, 144A(a)	Ba3	6.875%	08/01/21	750	781,875

					9,267,233

Gas Pipelines — 1.2%
Copano Energy LLC/Copano Energy Finance Corp., Gtd. Notes	B1	7.125%	04/01/21	725	734,062
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	06/15/17	575	643,541
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	1,775	1,995,128
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B3	7.875%	12/15/18	820	828,200
Gibson Energy ULC/GEP Midstream Finance Corp., Gtd. Notes (Canada)	B3	10.00%	01/15/18	1,000	1,045,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	B1	6.50%	08/15/21	2,925	2,921,344
MarkWest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes(a)	B1	6.75%	11/01/20	1,585	1,624,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.25%	07/01/16	1,750	1,841,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	6.875%	02/01/21	1,400	1,386,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	7.875%	10/15/18	5,000	5,275,000

					18,294,775

Healthcare — 5.6%
Accellent, Inc., Gtd. Notes, 144A	Caa2	10.00%	11/01/17	3,750	3,750,000
Accellent, Inc., Sr. Sec’d. Notes(a)	B1	8.375%	02/01/17	2,137	2,291,932
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(d)	8.00%	12/01/16	3,175	3,135,312
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba2	11.25%	11/01/14	5,175	5,576,062
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	12.375%	11/01/14	1,500	1,629,375
Aviv Healthcare Properties LP, Sr. Notes, 144A	B1	7.75%	02/15/19	805	839,213
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	3,580	3,991,700
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	1,300	1,428,375
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%	07/01/17	2,175	2,316,375
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	4,550	4,800,250
ConvaTec Healthcare E SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Caa1	10.50%	12/15/18	3,750	3,937,500
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18	975	984,750
HCA, Inc., Sec’d. Notes	B2	9.125%	11/15/14	1,275	1,337,156
HCA, Inc., Sec’d. Notes	B2	9.25%	11/15/16	11,025	11,865,656
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	1,849	1,992,179
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.75%	03/15/14	3,000	3,056,250
Healthsouth Corp., Gtd. Notes(a)	B2	7.25%	10/01/18	2,925	3,023,719
Healthsouth Corp., Gtd. Notes(a)	B2	7.75%	09/15/22	1,700	1,768,000
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	1,450	1,486,250
MedAssets, Inc., Gtd. Notes, 144A	B3	8.00%	11/15/18	925	945,813
Multiplan, Inc., Gtd. Notes, 144A(a)	Caa1	9.875%	09/01/18	4,500	4,815,000
OnCure Holdings, Inc., Sr. Sec’d. Notes	B3	11.75%	05/15/17	1,140	1,142,850
Quintiles Transnational Corp., Sr. Notes, PIK, 144A	B3	9.50%	12/30/14	3,300	3,374,250
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	1,275	1,289,344
Res-Care, Inc., Sr. Unsec’d. Notes, 144A	B3	10.75%	01/15/19	1,575	1,712,813
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	5,000	5,087,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.75%	04/15/20	600	635,115

STHI Holding Corp., Sec’d. Notes, 144A	B2	8.00%	03/15/18	850	879,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A	Caa1	10.00%	07/15/17	1,850	1,914,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.00%	02/01/18	1,275	1,305,281
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Sr. Notes, 144A	B3	7.75%	02/01/19	680	688,500

					83,001,020

Home Builders — 0.1%
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa2	11.875%	10/15/15	1,025	973,750

Home Construction — 0.5%
DR Horton, Inc. Gtd. Notes	Ba3	5.625%	01/15/16	1,000	1,012,500
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes	B1	10.625%	10/15/16	1,250	1,328,125
Lennar Corp., Gtd. Notes	B3	6.95%	06/01/18	1,700	1,683,000
M/I Homes, Inc., Gtd. Notes, 144A(a)	Caa1	8.625%	11/15/18	675	675,000
Standard Pacific Corp., Gtd. Notes	B3	10.75%	09/15/16	300	349,500
Standard Pacific Corp., Gtd. Notes, 144A	B3	8.375%	05/15/18	1,765	1,833,394
Standard Pacific Corp., Gtd. Notes, 144A	B3	8.375%	01/15/21	1,030	1,064,762
Standard Pacific Corp., Sec’d. Notes	B3	8.375%	05/15/18	250	259,688

					8,205,969

Independent Energy — 4.9%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Sr. Notes, 144A	B3	9.625%	10/15/18	1,000	1,015,000
Antero Resources Finance Corp., Gtd. Notes	B3	9.375%	12/01/17	600	654,000
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	1,900	2,137,500
Brigham Exploration Co., Gtd. Notes, 144A	Caa2	8.75%	10/01/18	1,000	1,110,000
Carrizo Oil & Gas, Inc., Gtd. Notes, 144A	B3	8.625%	10/15/18	452	479,120
Chaparral Energy, Inc., Gtd. Notes, 144A(a)	Caa1	8.25%	09/01/21	1,995	2,054,850
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%	02/15/15	2,500	3,100,000
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.75%	04/01/19	2,350	2,352,937
Comstock Resources, Inc., Gtd. Notes	B2	7.75%	04/01/19	300	305,250
Comstock Resources, Inc., Gtd. Notes	B2	8.375%	10/15/17	2,025	2,121,187
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21	1,025	1,050,625
Denbury Resources, Inc., Gtd. Notes	B1	8.25%	02/15/20	4,840	5,408,700
Denbury Resources, Inc., Gtd. Notes	B1	9.75%	03/01/16	375	422,813
Energy XXI Gulf Coast, Inc., Sr. Notes, 144A	B(d)	7.75%	06/15/19	650	651,625
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	2,000	2,090,000
Forest Oil Corp., Gtd. Notes	B1	8.50%	02/15/14	4,500	5,017,500
Harvest Operations Corp., Gtd. Notes, 144A (Canada)	Ba1	6.875%	10/01/17	2,950	3,060,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	7.625%	04/15/21	400	419,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	8.00%	02/15/20	750	798,750
MEG Energy Corp., Gtd. Notes, 144A (Canada)	B3	6.50%	03/15/21	2,200	2,235,750
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.875%	02/01/20	1,300	1,371,500
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,800	4,085,000
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.75%	02/15/17	1,250	1,237,500
OPTI Canada, Inc., Sec’d. Notes (Canada)(a)	Ca	8.25%	12/15/14	1,185	632,494
Penn Virginia Corp., Sr. Notes	B2	10.375%	06/15/16	3,225	3,644,250
Petrohawk Energy Corp., Gtd. Notes	B3	7.25%	08/15/18	3,000	3,090,000
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%	06/01/15	1,350	1,431,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	3,398	3,688,390
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.50%	01/15/20	3,067	3,454,141
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17	1,000	1,032,500
Plains Exploration & Production Co., Gtd. Notes(a)	B1	7.625%	04/01/20	4,750	5,082,500
Range Resources Corp., Gtd. Notes	Ba3	6.75%	08/01/20	1,275	1,357,875
Range Resources Corp., Gtd. Notes	Ba3	7.25%	05/01/18	430	460,100
Range Resources Corp., Gtd. Notes	Ba3	7.50%	05/15/16	2,300	2,386,250
Range Resources Corp., Gtd. Notes	Ba3	7.50%	10/01/17	900	958,500
SM Energy Co., Sr. Unsec’d. Notes, 144A	B1	6.625%	02/15/19	625	641,406
Venoco, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.875%	02/15/19	725	725,000
W&T Offshore, Inc., Gtd. Notes, 144A	Caa1	8.25%	06/15/14	1,500	1,552,500

					73,316,138

Life Insurance — 1.4%
American International Group, Inc., Jr. Sub. Debs.	Baa2	8.175	%(c)	05/15/58	2,000	2,152,500
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.25%		08/15/18	8,600	10,058,035
Genworth Financial, Inc., Jr. Sub. Notes	Ba1	6.15	%(c)	11/15/66	1,775	1,402,250
Genworth Financial, Inc., Sr. Unsec’d. Notes	Baa3	7.20%		02/15/21	190	188,697
MetLife Capital Trust X, Jr. Sub. Notes, 144A	Baa2	9.25	%(c)	04/08/38	5,900	7,124,250

						20,925,732

Lodging — 0.7%
Felcor Lodging LP, Sr. Sec’d. Notes(a)	B2	10.00%		10/01/14	1,225	1,399,563
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15	5,250	5,361,562
Host Hotels & Resorts, Inc., Gtd. Notes	Ba1	6.00%		11/01/20	2,425	2,382,563
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba2	7.25%		03/15/18	640	675,200

						9,818,888

Media — Cable — 4.4%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.00%		12/15/18	625	659,375
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	7.75%		04/15/18	700	756,000
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.50%		11/30/16	1,000	1,197,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B2	7.00%		01/15/19	1,075	1,101,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B2	7.875%		04/30/18	1,700	1,806,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B2	8.125%		04/30/20	2,075	2,256,563
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes, 144A	B+(d)	7.00%		01/15/19	60	61,350
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	B3	8.625%		11/15/17	6,615	6,896,137
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba3	8.00%		04/30/12	8,300	8,715,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba3	10.875%		09/15/14	1,000	1,120,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18	2,875	3,148,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		04/15/14	1,100	1,233,375
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/15	2,275	2,485,438
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	Ba3	8.625%		02/15/19	4,375	5,009,375
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14	1,000	1,058,750
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13	2,000	2,160,000
DISH DBS Corp., Gtd. Notes	Ba3	7.875%		09/01/19	1,000	1,082,500
Insight Communications Co., Inc., Sr. Notes, 144A(a)	B3	9.375%		07/15/18	1,000	1,110,000
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.125%		08/15/19	1,599	1,710,930
Ono Finance II PLC, Gtd. Notes, 144A (Ireland)(a)	Caa2	10.875%		07/15/19	625	668,750
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B1	7.75%		03/15/16	1,500	1,556,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A (Germany)	B1	8.125%		12/01/17	4,455	4,688,887
UPC Holding BV, Sec’d. Notes, 144A (Netherlands)	B2	9.875%		04/15/18	2,000	2,210,000
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A(a)	Ba3	6.625%		07/01/20	1,200	1,176,000
Videotron Ltee, Gtd. Notes (Canada)	Ba1	9.125%		04/15/18	6,150	6,903,375
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	8.375%		10/15/19	580	652,500
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	9.50%		08/15/16	3,900	4,436,250

						65,860,555

Media — Non Cable — 7.0%
Cengage Learning Acquisitions, Inc., Sr. Notes, 144A	Caa2	10.50%		01/15/15	4,500	4,590,000
Cenveo Corp., Sec’d. Notes	B3	8.875%		02/01/18	3,250	3,258,125
Checkout Holdings Corp., Sr. Notes, 144A	B3	10.75	%(t)	11/15/15	1,200	781,500
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.75%		08/01/16	1,900	1,809,750
Clear Channel Communications, Inc., Gtd. Notes, 144A	Caa1	9.00%		03/01/21	4,700	4,688,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	4.90%		05/15/15	350	299,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.50%		12/15/16	3,525	2,564,437
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B2	9.25%		12/15/17	5,125	5,608,156
CW Media Holdings, Inc., Gtd. Notes, PIK, 144A (Canada)	Ba2	13.50%		08/15/15	10,111	11,210,815
DigitalGlobe, Inc., Sr. Sec’d. Notes	Ba3	10.50%		05/01/14	1,500	1,700,625
Entravision Communications Corp., Sr. Sec’d. Notes	B1	8.75%		08/01/17	1,000	1,065,000

Gannett Co., Inc., Gtd. Notes, 144A	Baa3	7.125%	09/01/18	250	250,625
Gray Television, Inc., Sec’d. Notes(a)	Caa2	10.50%	06/29/15	1,165	1,239,269
Intelsat Intermediate Holding Co. SA, Gtd. Notes (Luxembourg)	CCC+(d)	9.50%	02/01/15	1,054	1,090,890
Intelsat Jackson Holdings Ltd., Gtd. Notes (Luxembourg)(a)	B3	9.50%	06/15/16	2,500	2,637,500
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	7.25%	04/01/19	2,025	2,027,531
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B	7.50%	04/01/21	1,625	1,629,063
Intelsat Luxembourg SA, Gtd. Notes (Luxembourg)	Caa3	11.25%	02/04/17	4,950	5,407,875
Intelsat Luxembourg SA, Gtd. Notes, PIK (Luxembourg)	Caa3	11.50%	02/04/17	2,982	3,273,062
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Luxembourg)	B3	8.875%	01/15/15	5,200	5,369,000
Lamar Media Corp., Gtd. Notes	B1	6.625%	08/15/15	371	379,348
Lamar Media Corp., Gtd. Notes	B1	7.875%	04/15/18	1,750	1,876,875
Lamar Media Corp., Gtd. Notes	Ba3	9.75%	04/01/14	4,875	5,630,625
LIN Television Corp., Gtd. Notes	B3	6.50%	05/15/13	4,000	3,996,250
LIN Television Corp., Gtd. Notes(a)	Ba3	8.375%	04/15/18	4,650	5,056,875
McClatchy Co. (The), Sr. Sec’d. Notes(a)	B1	11.50%	02/15/17	2,250	2,531,250
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875%	04/15/17	575	622,438
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.50%	05/01/16	2,424	2,854,260
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.75%	10/15/18	3,575	3,834,187
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	2,085	2,251,800
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.25%	11/01/17	1,750	1,951,250
Sinclair Television Group, Inc., Sr. Notes, 144A	B2	8.375%	10/15/18	1,800	1,903,500
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	B3	8.75%	04/01/15	1,000	1,125,000
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	5,200	5,824,000
Telesat Canada/Telesat LLC, Sr. Sub. Notes (Canada)	Caa1	12.50%	11/01/17	400	477,000
Telesat Canada/Telesat LLC, Sr. Unsec’d. Notes (Canada)	Caa1	11.00%	11/01/15	725	807,469
Univision Communications, Inc., Gtd. Notes, 144A(a)	Caa2	8.50%	05/15/21	625	646,875
Valassis Communications, Inc., Gtd. Notes, 144A	Ba3	6.625%	02/01/21	725	704,156
XM Satellite Radio, Inc., Gtd. Notes, 144A	B3	13.00%	08/01/13	1,000	1,187,500

					104,161,381

Metals & Mining — 3.1%
APERAM, Sr. Unsec’d. Notes, 144A (Luxembourg)	B1	7.375%	04/01/16	300	305,250
APERAM, Sr. Unsec’d. Notes, 144A (Luxembourg)	B1	7.75%	04/01/18	150	153,000
Arch Coal, Inc., Gtd. Notes	B1	7.25%	10/01/20	1,000	1,072,500
Century Aluminum Co., Sr. Sec’d. Notes	B(d)	8.00%	05/15/14	1,075	1,115,313
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	6.375%	03/01/21	350	350,438
CONSOL Energy, Inc., Gtd. Notes, 144A	BB(d)	8.00%	04/01/17	1,500	1,642,500
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%	03/15/15	1,050	1,050,000
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)	B1	6.375%	02/01/16	1,000	1,007,500
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)(a)	B1	6.875%	02/01/18	3,975	4,143,937
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A (Australia)	B1	7.00%	11/01/15	1,935	2,007,562
Foresight Energy LLC/Foresight Energy Corp., Gtd. Notes, 144A(a)	Caa1	9.625%	08/15/17	1,250	1,345,313
James River Escrow, Inc., Sr. Notes, 144A	B+(d)	7.875%	04/01/19	200	207,000
JMC Steel Group, Sr. Notes, 144A	B3	8.25%	03/15/18	4,050	4,141,125
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	5,750	6,116,562
Murray Energy Corp., Sr. Sec’d. Notes, 144A	B3	10.25%	10/15/15	1,415	1,521,125
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	B2	5.193%	05/15/15	1,346	1,295,940
Novelis, Inc., Gtd. Notes, 144A (Canada)	B2	8.75%	12/15/20	7,925	8,717,500
Patriot Coal Corp., Gtd. Notes	B3	8.25%	04/30/18	1,000	1,065,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%	04/15/18	1,500	1,605,000
Rain CII Carbon LLC/CII Carbon Corp., Sr. Sec’d. Notes, 144A	B1	8.00%	12/01/18	1,050	1,123,500
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.00%	11/01/15	2,000	2,170,000

Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	725	772,125
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%		03/15/20	1,000	1,072,500
United States Steel Corp., Sr. Unsec’d. Notes(a)	Ba2	7.375%		04/01/20	1,720	1,801,700
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.75%		02/01/18	975	961,594

						46,763,984

Non-Captive — Consumer — 1.0%
American General Finance Corp., Sr. Unsec’d. Notes	B3	5.375%		10/01/12	1,750	1,721,562
American General Finance Corp., Sr. Unsec’d. Notes(a)	B3	5.40%		12/01/15	4,000	3,650,000
Block Financial LLC, Gtd. Notes(a)	Baa2	5.125%		10/30/14	625	644,639
Block Financial LLC, Gtd. Notes	Baa2	7.875%		01/15/13	125	134,609
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%		03/25/20	2,425	2,643,250
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%		12/15/17	7,375	6,738,906

						15,532,966

Non-Captive — Diversified — 3.7%
Ally Financial, Inc., Gtd. Notes	B1	8.00%		03/15/20	1,500	1,633,125
Ally Financial, Inc., Gtd. Notes	B1	8.00%		11/01/31	1,500	1,635,000
Ally Financial, Inc., Gtd. Notes	B1	8.30%		02/12/15	12,000	13,155,000
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/13	1,533	1,561,848
CIT Group, Inc., Sec’d. Notes(a)	B3	7.00%		05/01/14	6,175	6,290,328
CIT Group, Inc., Sec’d. Notes(a)	B3	7.00%		05/01/16	4,225	4,230,204
CIT Group, Inc., Sec’d. Notes(a)	B3	7.00%		05/01/17	8,154	8,164,487
CIT Group, Inc., Sec’d. Notes, 144A(a)	B3	6.625%		04/01/18	1,825	1,851,680
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	BB(d)	5.97	%(c)	12/21/65	1,600	1,331,536
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	BB(d)	6.25	%(c)	12/21/65	1,020	856,800
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16	2,500	2,675,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.25%		12/15/20	250	274,063
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%		09/15/15	1,200	1,320,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(a)	B1	9.00%		03/15/17	3,500	3,937,500
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.55%		09/05/12	1,000	1,020,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11	1,650	1,656,187
KKR Group Finance Co. LLC, Gtd. Notes, 144A	A-(d)	6.375%		09/29/20	3,000	3,068,670

						54,661,428

Oil & Field Services — 0.7%
Boart Longyear Management Pty Ltd., Gtd. Notes, 144A (Australia)	Ba2	7.00%		04/01/21	290	297,250
Calfrac Holdings LP, Sr. Unsec’d. Notes, 144A(a)	B2	7.50%		12/01/20	340	351,900
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	470	482,925
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	500	557,500
Exterran Holdings, Inc., Gtd. Notes, 144A	Ba3	7.25%		12/01/18	800	816,000
Forbes Energy Services LLC/Forbes Energy Capital, Inc., Sec’d. Notes	Caa1	11.00%		02/15/15	1,000	1,041,250
Helix Energy Solutions Group, Inc., Gtd. Notes, 144A	B3	9.50%		01/15/16	1,250	1,318,750
Key Energy Services, Inc., Gtd. Notes	B1	6.75%		03/01/21	600	610,500
McJunkin Red Man Corp., Sr. Sec’d. Notes, 144A	B3	9.50%		12/15/16	2,350	2,379,375
Parker Drilling Co., Gtd. Notes	B1	9.125%		04/01/18	1,250	1,343,750
Precision Drilling Corp., Gtd. Notes, 144A (Canada)(a)	Ba2	6.625%		11/15/20	1,205	1,241,150
Trinidad Drilling Ltd., Sr. Unsec’d. Notes, 144A (Canada)	B2	7.875%		01/15/19	485	512,786

						10,953,136

Other Financial Institutions — 0.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A(a)	B3	11.00%		02/01/19	2,190	2,228,325
CNG Holdings, Inc., Sr. Sub. Notes, 144A	NR	13.75%		08/15/15	300	335,250

						2,563,575

Other Industrials — 0.9%
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125%		12/01/16	1,700	1,823,250
Belden, Inc., Notes	BB-(d)	9.25%		06/15/19	750	831,563
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%		01/15/21	2,000	2,035,000

Great Lakes Dredge & Dock Corp., Gtd. Notes, 144A	B3	7.375%		02/01/19	250	253,125
Interline Brands, Inc., Gtd. Notes	B2	7.00%		11/15/18	2,875	2,946,875
Liberty Tire Recycling, Gtd. Notes, 144A	B3	11.00%		10/01/16	775	869,938
Mobile Mini, Inc., Gtd. Notes, 144A	B2	7.875%		12/01/20	425	450,500
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A	B3	8.125%		04/01/21	1,750	1,750,000
Thermon Industries, Inc., Sr. Sec’d. Notes	B1	9.50%		05/01/17	1,085	1,171,800
Trimas Corp., Sec’d. Notes	B3	9.75%		12/15/17	1,250	1,376,562

						13,508,613

Packaging — 2.7%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A (Ireland)(a)	B3	9.125%		10/15/20	4,625	5,006,562
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	9.50%		05/15/18	2,164	2,153,180
Berry Plastics Corp., Sec’d. Notes, 144A	Caa1	9.75%		01/15/21	2,925	2,895,750
Berry Plastics Corp., Sr. Sec’d. Notes	B1	8.25%		11/15/15	1,000	1,061,250
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.125%		11/01/15	1,675	1,725,250
Crown Americas LLC/Crown Americas Capital Corp. III, Sr. Notes, 144A	Ba3	6.25%		02/01/21	850	864,875
Exopac Holding Corp., Gtd. Notes	B3	11.25%		02/01/14	2,800	2,880,500
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(a)	Caa1	8.25%		01/01/17	4,000	4,290,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75%		02/01/17	1,000	1,055,000
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	8.50%		12/15/15	2,000	2,100,000
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%		08/15/19	1,755	2,000,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.25%		02/15/21	1,550	1,534,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.50%		05/15/18	3,000	3,037,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A(a)	Caa1	9.00%		04/15/19	3,325	3,441,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	Ba3	6.875%		02/15/21	1,350	1,360,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	2,500	2,562,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.75%		10/15/16	2,000	2,115,000

						40,084,067

Paper — 1.8%
AbitibiBowater, Inc., Sr. Sec’d. Notes, 144A	B1	10.25%		10/15/18	4,167	4,604,535
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.75%		12/15/17	3,000	3,168,750
Graphic Packaging International, Inc., Gtd. Notes(a)	B3	7.875%		10/01/18	2,500	2,678,125
Graphic Packaging International, Inc., Gtd. Notes	B3	9.50%		06/15/17	1,800	1,998,000
NewPage Corp., Sec’d. Notes(a)	Caa2	10.00%		05/01/12	1,900	1,258,750
NewPage Corp., Sr. Sec’d. Notes(a)	B2	11.375%		12/31/14	9,600	9,612,000
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes, 144A(a)	B2	8.75%		02/01/19	3,900	4,056,000

						27,376,160

Pharmaceuticals — 1.7%
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK	Caa1	9.50%		04/15/15	3,500	3,591,875
Elan Finance PLC/Elan Finance Corp., Gtd. Notes (Ireland)	B2	8.75%		10/15/16	3,500	3,701,250
Giant Funding Corp., Sec’d. Notes, 144A(a)	B3	8.25%		02/01/18	2,475	2,539,969
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%		07/15/17	1,600	1,722,000
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.875%		07/15/20	1,170	1,272,375
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	6.875%		12/01/18	1,325	1,298,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	7.00%		10/01/20	2,775	2,691,750
Valeant Pharmaceuticals International, Sr. Notes, 144A	Ba3	6.50%		07/15/16	1,250	1,234,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes, 144A (Ireland)	B3	7.75%		09/15/18	6,850	7,175,375

						25,227,469

Property & Casualty Insurance — 0.9%
HUB International Holdings, Inc., Sr. Sub. Notes, 144A	Caa1	10.25%		06/15/15	2,500	2,587,500
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	5,000	6,500,000
Nationwide Mutual Insurance Co., Sub. Notes, 144A	A3	9.375%		08/15/39	3,000	3,648,309

						12,735,809

Railroads — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B1	8.00%		02/01/18	750	817,500
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)(a)	B1	6.625%		12/15/20	525	535,500
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.25%		07/01/17	1,475	1,631,719

						2,984,719

Real Estate Investment Trusts — 0.7%
CB Richard Ellis Services, Inc., Gtd. Notes	Ba1	6.625%		10/15/20	805	829,150
CNL Lifestyle Properties, Gtd. Notes, 144A	Ba3	7.25%		04/15/19	1,225	1,215,800
Developers Diversified Realty Corp., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/20	1,300	1,490,635
Kennedy Wilson, Inc., Sr. Notes, 144A	B1	8.75%		04/01/19	1,510	1,499,385
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.00%		01/15/16	900	927,562
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	6.75%		10/15/22	2,525	2,578,656
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes, 144A	B2	8.125%		11/01/18	333	351,315
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%		01/15/12	1,035	1,082,596

						9,975,099

Refining — 0.3%
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.50%		07/01/17	1,175	1,368,875
Frontier Oil Corp., Gtd. Notes	Ba3	6.875%		11/15/18	315	328,388
Northern Tier Energy LLC/Northern Tier Finance Corp., Sr. Sec’d. Notes, 144A	B1	10.50%		12/01/17	300	338,250
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,020	999,600
Western Refining, Inc., Sr. Sec’d. Notes, 144A	B3	11.25%		06/15/17	775	875,750

						3,910,863

Restaurants — 0.7%
CKE Restaurants, Inc., Sec’d. Notes(a)	B2	11.375%		07/15/18	1,575	1,736,438
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.00%		06/01/18	1,500	1,627,500
DineEquity, Inc., Sr. Unsec’d. Notes, 144A	B3	9.50%		10/30/18	2,820	3,059,700
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625%		12/01/15	1,250	1,346,875
Landry’s Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.625%		12/01/15	800	862,000
Roadhouse Financing, Inc., Sec’d. Notes, 144A(a)	B2	10.75%		10/15/17	950	1,018,875
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.00%		07/15/16	750	825,000

						10,476,388

Retailers — 2.4%
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A	Caa1	10.00%		02/15/19	1,400	1,358,000
Chinos Acquisition Corp., Sr. Notes, 144A(a)	Caa1	8.125%		03/01/19	650	637,813
Claire’s Escrow Corp., Sec’d. Notes, 144A(a)	Caa3	8.875%		03/15/19	3,000	2,865,000
Giraffe Acquisition Corp., Sr. Unsec’d. Notes, 144A(a)	Caa1	9.125%		12/01/18	1,000	970,000
Michaels Stores, Inc., Gtd. Notes, 144A(a)	Caa1	7.75%		11/01/18	1,530	1,560,600
Michaels Stores, Inc., (Zero Coupon Until 11/01/11) Gtd. Notes	Caa2	13.00	%(v)	11/01/16	1,500	1,530,000
Nebraska Book Co., Inc., Gtd. Notes	Caa3	8.625%		03/15/12	705	613,350
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK	Caa1	9.00%		10/15/15	2,850	2,978,250
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75%		02/15/14	2,800	2,810,500
Petco Animal Supplies, Inc., Gtd. Notes, 144A	Caa1	9.25%		12/01/18	640	684,800
Rent-A-Center, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	6.625%		11/15/20	600	591,000
Rite Aid Corp., Gtd. Notes(a)	Caa3	9.50%		06/15/17	2,750	2,471,562
Rite Aid Corp., Sec’d. Notes(a)	Caa2	7.50%		03/01/17	2,500	2,500,000
Rite Aid Corp., Sr. Sec’d. Notes	B3	9.75%		06/12/16	750	832,500
Sears Holding Corp., Sr. Sec’d. Notes, 144A	Ba1	6.625%		10/15/18	5,900	5,723,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.50%		05/15/16	3,930	4,254,225
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.50%		12/01/17	2,500	2,687,500

						35,068,100

Supermarkets — 0.9%
Albertson’s, Inc., Unsec’d. Notes	B2	7.45%		08/01/29	810	639,900
American Stores Co., Sr. Unsec’d. Notes	B2	7.10%		03/20/28	90	67,950
American Stores Co., Sr. Unsec’d. Notes	B2	7.90%		05/01/17	200	192,500
BI-LO LLC/BI-LO Finance Corp., Sr. Sec’d. Notes, 144A	B2	9.25%		02/15/19	1,750	1,813,438

Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	3,050	3,274,937
Stater Bros Holdings, Inc., Gtd. Notes, 144A(a)	B2	7.375%	11/15/18	1,000	1,037,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.50%	11/15/14	4,475	4,497,375
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B2	8.00%	05/01/16	2,225	2,225,000

					13,748,600

Technology — 7.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.75%	08/01/20	1,600	1,644,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	5,650	5,876,000
Amkor Technology, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.375%	05/01/18	1,200	1,242,000
Avaya, Inc., Gtd. Notes	Caa2	9.75%	11/01/15	6,800	6,910,500
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	775	792,438
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.00%	04/01/19	2,205	2,149,875
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	2,200	2,332,000
CDW Escrow Corp., Sr. Notes, 144A	Caa1	8.50%	04/01/19	3,800	3,804,750
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	11.00%	10/12/15	3,975	4,312,875
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	B2	8.375%	02/15/18	775	799,219
CommScope, Inc., Gtd. Notes, 144A(a)	B3	8.25%	01/15/19	3,950	4,127,750
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.50%	12/15/17	3,875	4,267,344
eAccess Ltd., Gtd. Notes, 144A (Japan)	Ba3	8.25%	04/01/18	280	285,776
Eastman Kodak Co., Sec’d. Notes, 144A	B1	9.75%	03/01/18	3,250	3,193,125
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	232	237,800
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	4,612	5,004,020
First Data Corp., Sec’d. Notes, 144A	Caa1	8.25%	01/15/21	269	268,328
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	2,250	2,286,562
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	10.125%	12/15/16	6,025	6,401,562
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.25%	04/15/18	3,050	3,339,750
Intcomex, Inc., Sec’d. Notes	B3	13.25%	12/15/14	1,191	1,253,527
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.25%	08/01/18	5,931	6,613,065
Iron Mountain, Inc., Gtd. Notes	B1	8.00%	06/15/20	1,250	1,325,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	1,595	1,660,794
NXP BV/NXP Funding LLC, Gtd. Notes (Netherlands)(a)	Caa2	9.50%	10/15/15	3,500	3,718,750
NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, 144A (Netherlands)	B3	9.75%	08/01/18	5,650	6,328,000
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%	05/01/20	1,500	1,496,250
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	7.75%	12/15/18	5,200	5,382,000
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.80%	10/01/16	1,300	1,363,375
Seagate Technology International, Sec’d. Notes, 144A (Cayman Islands)	Baa3	10.00%	05/01/14	4,277	4,982,705
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	1,025	1,042,938
Stream Global Services, Inc., Sr. Sec’d. Notes	B1	11.25%	10/01/14	500	535,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	1,000	1,050,000
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.625%	05/15/15	4,225	4,631,656
Sungard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875%	01/15/14	1,705	1,734,837
Sungard Data Systems, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.625%	11/15/20	375	385,313
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375%	06/15/18	3,475	3,970,187
Unisys Corp., Sec’d. Notes, 144A	Ba2	14.25%	09/15/15	910	1,089,725
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.75%	10/15/14	1,068	1,268,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Notes, 144A (Ireland)(a)	Ba3	7.748%	02/02/21	1,450	1,522,500

					110,629,546

Textile — 0.3%
Hanesbrands, Inc., Gtd. Notes	B1	6.375%	12/15/20	2,075	2,023,125
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	B2	7.375%	05/15/20	1,700	1,797,750
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%	04/15/15	1,250	1,231,250

					5,052,125

Tobacco — 0.1%
Alliance One International, Inc., Gtd. Notes	B2	10.00%	07/15/16	1,500	1,520,625

Transportation Services — 1.1%
ACL I Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.625%		02/15/16	750	765,000
Aguila 3 SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	7.875%		01/31/18	700	714,000
Aircastle Ltd., Sr. Unsec’d. Notes (Bermuda)	Ba3	9.75%		08/01/18	50	55,375
AMGH Merger Sub, Inc., Gtd. Notes, 144A	B2	9.25%		11/01/18	405	434,869
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	B2	9.625%		03/15/18	1,919	2,120,495
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B3	8.25%		01/15/19	700	733,250
Commercial Barge Line Co., Sec’d. Notes	B2	12.50%		07/15/17	1,000	1,152,500
General Maritime Corp., Gtd. Notes (Marshall Island)(a)	Caa2	12.00%		11/15/17	1,385	1,333,062
Hertz Corp. (The), Gtd. Notes, 144A	B2	6.75%		04/15/19	1,100	1,090,375
Hertz Corp. (The), Gtd. Notes, 144A(a)	B2	7.50%		10/15/18	4,000	4,140,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., Sr. Sec’d. Notes (Marshall Island)(a)	Ba3	8.875%		11/01/17	1,425	1,544,344
Sevan Marine ASA, Sr. Sec’d. Notes, 144A (Norway)	NR	3.443	%(c)	05/14/13	700	652,750
Ultrapetrol Bahamas Ltd., First Mortgage (Bahamas)	B2	9.00%		11/24/14	925	945,812

						15,681,832

Wireless — 3.6%
Brightstar Corp., Gtd. Notes, 144A	B1	9.50%		12/01/16	2,420	2,598,475
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(a)	B2	12.00%		12/01/15	8,903	9,615,240
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B2	12.00%		12/01/15	1,132	1,222,560
Cricket Communications, Inc., Gtd. Notes(a)	B3	7.75%		10/15/20	2,100	2,115,750
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.00%		01/15/15	2,400	2,646,000
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	7.875%		09/01/18	2,000	2,140,000
Nextel Communications, Inc., Gtd. Notes(a)	Ba2	7.375%		08/01/15	1,650	1,656,188
NII Capital Corp., Gtd. Notes	B2	7.625%		04/01/21	1,800	1,840,500
NII Capital Corp., Gtd. Notes	B2	8.875%		12/15/19	1,250	1,375,000
SBA Telecommunications, Inc., Gtd. Notes(a)	Ba3	8.00%		08/15/16	2,500	2,721,875
Sprint Capital Corp., Gtd. Notes(a)	Ba3	6.90%		05/01/19	5,500	5,678,750
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.00%		12/01/16	2,790	2,800,463
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%		08/15/17	4,550	5,067,562
Wind Acquisition Escrowed Bond, (Luxembourg)	NR	—		—	9,000	—
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)(a)	B2	11.75%		07/15/17	9,000	10,350,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Ba2	7.25%		02/15/18	2,375	2,481,875

						54,310,238

Wirelines — 1.8%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.25%		10/15/17	1,150	1,158,625
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	600	649,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%		10/01/18	3,000	3,228,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.50%		04/15/20	2,400	2,601,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	Caa3	11.875%		02/01/19	2,000	1,885,000
Level 3 Financing, Inc., Gtd. Notes(a)	Caa1	8.75%		02/15/17	2,000	1,985,000
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%		11/01/14	2,000	2,045,000
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	9.375%		04/01/19	590	570,825
PAETEC Holding Corp., Sr. Sec’d. Notes	Ba3	8.875%		06/30/17	1,250	1,346,875
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%		04/01/18	3,500	3,775,625
Windstream Corp., Gtd. Notes	Ba3	7.875%		11/01/17	4,900	5,255,250
Windstream Corp., Sr. Notes, 144A	Ba3	7.50%		04/01/23	1,700	1,674,500

						26,175,950

TOTAL CORPORATE BONDS (cost $1,268,135,804)						1,316,974,316

	Shares
COMMON STOCKS — 0.1%

Automotive — 0.1%
General Motors Co.*	30,435	944,398

Gas Pipelines
SemGroup LP, Notes*	2,555,000	2

Mineral Resources
Zemex Minerals*	368	4

TOTAL COMMON STOCKS (cost $1,177,926)		944,404

PREFERRED STOCKS — 0.4%

Automotive — 0.2%
General Motors Co., 4.75%, CVT	60,000	2,892,000
GMAC Capital Trust I, Series 2, 8.125%*	18,400	469,200

		3,361,200

Banking — 0.2%
Citigroup Capital XIII, 7.875%	106,400	2,915,360

TOTAL PREFERRED STOCKS (cost $6,141,670)		6,276,560

	Units
WARRANTS*(l)

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,959	36,467

Paper
Smurfit Kappa Funding PLC, expiring 10/01/13, 144A(g)	900	11,415

TOTAL WARRANTS (cost $0)		47,882

TOTAL LONG-TERM INVESTMENTS (cost $1,339,301,837)		1,389,880,942

SHORT-TERM INVESTMENT — 20.6%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND

Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $305,977,117; includes $204,010,352 of cash collateral for securities on loan)(b)(w)	305,977,117	305,977,117

TOTAL INVESTMENTS—113.9%
(cost $1,645,278,954)(o)		1,695,858,059

Liabilities in excess of other assets(x) — (13.9)%		(206,658,710)

NET ASSETS — 100.0%		$1,489,199,349

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount are shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,145,386; cash collateral of $204,010,352 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, five securities representing $70,492 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Credit default swap agreements outstanding at March 31, 2011:

		Notional				Upfront
	Termination	Amount	Fixed		Fair	Premiums	Unrealized
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value(2)	Paid (Received)	Depreciation(4)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	06/20/16	$40,000	5.00%	Dow Jones CDX NA HY16 V1	$761,013	$999,476	$(238,463)

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$944,398	$—	$6
Preferred Stocks	6,276,560	—	—
Warrants	—	47,882	—
Bank Loans	—	63,682,121	—
Commerical Mortgage-Backed Security	—	1,955,659	—
Corporate Bonds	—	1,316,940,297	34,019
Affiliated Money Market Mutual Fund	305,977,117	—	—
Other Financial Instuments*
Credit Default Swaps	—	(238,463)	—

Total	$313,198,075	$1,382,387,496	$34,025

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investment, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.2%

AFFILIATED MUTUAL FUNDS — 90.4%
AST BlackRock Value Portfolio	12,053,082	$111,370,474
AST Federated Aggressive Growth Portfolio	3,209,045	30,518,018
AST Goldman Sachs Concentrated Growth Portfolio	3,249,420	92,121,046
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,159,427	12,438,300
AST Goldman Sachs Small-Cap Value Portfolio	980,042	10,986,268
AST International Growth Portfolio	5,841,606	68,229,964
AST International Value Portfolio	4,483,284	73,346,526
AST Jennison Large-Cap Growth Portfolio*	5,880,178	74,149,048
AST Jennison Large-Cap Value Portfolio	5,779,274	73,512,365
AST Large-Cap Value Portfolio	13,284,270	183,588,615
AST Marsico Capital Growth Portfolio	4,606,622	93,882,959
AST MFS Growth Portfolio	5,523,255	55,508,710
AST Mid-Cap Value Portfolio	967,472	12,480,394
AST Money Market Portfolio	199,161,191	199,161,191
AST Neuberger Berman Mid-Cap Growth Portfolio*	573,186	13,045,705
AST PIMCO Total Return Bond Portfolio	10,925,134	134,269,901
AST Small-Cap Growth Portfolio	1,486,756	32,738,374
AST Small-Cap Value Portfolio	2,284,137	33,165,668
AST T. Rowe Price Large-Cap Growth Portfolio*	4,234,800	55,645,267
AST Western Asset Core Plus Bond Portfolio	5,453,548	57,862,144

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,316,343,800)(w)		1,418,020,937

EXCHANGE TRADED FUNDS — 9.8%
Energy Select Sector SPDR Fund	330,102	26,345,441
iShares MSCI Emerging Markets Index Fund	342,539	16,678,224
iShares Russell 2000 Index Fund	850,198	71,561,166
iShares S&P Latin America 40	202,892	10,913,561
PowerShares QQQ Nasdaq 100	486,629	27,947,103

TOTAL EXCHANGE TRADED FUNDS (cost $145,544,802)		153,445,495

TOTAL INVESTMENTS — 100.2% (cost $1,461,888,602)		1,571,466,432

Liabilities in excess of other assets — (0.2)%		(3,100,361)

NET ASSETS — 100.0%		$1,568,366,071

The following abbreviations are used in the Portfolio descriptions:

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Exchange Traded Funds	$153,445,495	$—	$—
Affiliated Mutual Funds	1,418,020,937	—	—

Total	$1,571,466,432	$—	$—

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%

AFFILIATED MUTUAL FUNDS — 91.2%
AST BlackRock Value Portfolio	9,723,881	$89,848,661
AST Federated Aggressive Growth Portfolio	3,427,235	32,593,001
AST Goldman Sachs Concentrated Growth Portfolio	2,551,039	72,321,953
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,698,070	9,780,882
AST Goldman Sachs Small-Cap Value Portfolio	975,194	10,931,926
AST International Growth Portfolio	6,534,424	76,322,071
AST International Value Portfolio	5,078,451	83,083,466
AST Jennison Large-Cap Growth Portfolio*	4,608,674	58,115,376
AST Jennison Large-Cap Value Portfolio	4,708,378	59,890,564
AST Large-Cap Value Portfolio	10,764,602	148,766,803
AST Marsico Capital Growth Portfolio	3,612,305	73,618,772
AST MFS Growth Portfolio	4,335,499	43,571,768
AST Mid-Cap Value Portfolio	789,278	10,181,686
AST Money Market Portfolio	359,760,286	359,760,286
AST Neuberger Berman Mid-Cap Growth Portfolio*	453,697	10,326,142
AST PIMCO Total Return Bond Portfolio	26,359,977	323,964,123
AST Small-Cap Growth Portfolio	1,575,989	34,703,269
AST Small-Cap Value Portfolio	2,261,730	32,840,323
AST T. Rowe Price Large-Cap Growth Portfolio*	3,325,712	43,699,849
AST Western Asset Core Plus Bond Portfolio	13,161,141	139,639,702

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,604,067,552)(w)		1,713,960,623

EXCHANGE TRADED FUNDS — 8.9%
Energy Select Sector SPDR Fund	330,102	26,345,441
iShares MSCI Emerging Markets Index Fund	378,690	18,438,416
iShares Russell 2000 Index Fund	863,091	72,646,369
iShares S&P Latin America 40	348,561	18,749,096
PowerShares QQQ Nasdaq 100	561,136	32,226,041

TOTAL EXCHANGE TRADED FUNDS (cost $159,167,282)		168,405,363

TOTAL INVESTMENTS — 100.1% (cost $1,763,234,834)		1,882,365,986

Liabilities in excess of other assets — (0.1)%		(2,176,840)

NET ASSETS — 100.0%		$1,880,189,146

The following abbreviations are used in the Portfolio descriptions:

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Exchange Traded Funds	$168,405,363	$—	$—
Affiliated Mutual Funds	1,713,960,623	—	—

Total	$1,882,365,986	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%

COMMON STOCKS

Argentina — 0.8%
MercadoLibre, Inc.	285,770	$23,327,405

Austria — 0.3%
Andritz AG	79,598	7,421,491

Belgium — 1.2%
Anheuser-Busch InBev NV	606,344	34,539,833

Bermuda — 0.4%
Credicorp Ltd.	103,561	10,866,656

Brazil — 5.2%
Anhanguera Educacional Participacoes SA	496,200	12,023,197
BR Malls Participacoes SA	4,449,500	45,867,200
CCR SA	176,000	5,138,836
OGX Petroleo e Gas Participacoes SA*	7,111,200	85,239,447

		148,268,680

Canada — 4.8%
Alimentation Couche Tard, Inc. (Class B Stock)	249,989	6,572,687
Brookfield Asset Management, Inc. (Class A Stock)	610,906	19,830,009
Canadian National Railway Co. (NYSE)(a)	575,223	43,297,035
Canadian National Railway Co. (TSX)	189,400	14,290,469
Pacific Rubiales Energy Corp.	943,862	26,188,641
Petrominerales Ltd.	80,280	3,042,277
Teck Resources Ltd. (Class B Stock)	374,185	19,834,314
Tim Hortons, Inc.	106,035	4,809,034

		137,864,466

Cayman Islands — 1.6%
Baidu, Inc., ADR*	138,940	19,147,321
SINA Corp.*(a)	165,200	17,683,008
Youku.com, Inc., ADR*(a)	221,495	10,523,228

		47,353,557

Chile — 0.3%
Banco Santander Chile SA, ADR(a)	116,408	10,098,394

China — 2.1%
China Vanke Co. Ltd. (Class B Stock)	3,787,395	4,966,405
Dongfeng Motor Group Co. Ltd. (Class H Stock)	4,386,000	7,465,484
Great Wall Motor Co. Ltd. (Class H Stock)	3,602,500	6,659,847
Industrial & Commercial Bank of China Ltd. (Class H Stock)	33,146,805	27,528,056
Shanghai Electric Group Co. Ltd. (Class H Stock)	9,624,000	4,812,897
Weichai Power Co. Ltd. (Class H Stock)	1,251,000	7,599,070

		59,031,759

Denmark — 3.0%
Coloplast A/S (Class B Stock)	68,214	9,879,698
Novo Nordisk A/S (Class B Stock)	330,219	41,487,638
Novozymes A/S (Class B Stock)	112,040	17,153,543
Pandora A/S*	338,099	17,254,539

		85,775,418

Finland — 0.7%
Kone Oyj (Class B Stock)	188,749	10,860,250
UPM-Kymmene Oyj*	405,629	8,576,832

		19,437,082

France — 8.9%
Accor SA	587,400	26,393,125
Air Liquide SA	54,038	7,180,356
BNP Paribas	707,126	51,720,151
Cie de Saint-Gobain	163,705	10,023,631
EDF Energies Nouvelles SA	128,044	6,750,428
L’Oreal SA	155,352	18,097,467
Pernod-Ricard SA	196,573	18,358,551
Publicis Groupe SA	467,333	26,210,571
Schneider Electric SA	386,850	66,117,896
Veolia Environnement SA	424,419	13,196,555
Vinci SA	192,868	12,052,542

		256,101,273

Germany — 7.0%
Adidas AG	268,935	16,943,263
BASF SE	856,095	74,044,780
Bayer AG	152,320	11,794,967
Lanxess AG	53,878	4,030,046
SAP AG	387,722	23,737,409
Siemens AG	266,579	36,536,458
ThyssenKrupp AG	844,511	34,504,765

		201,591,688

Hong Kong — 4.5%
China Overseas Land & Investment Ltd.	3,364,000	6,841,697
CNOOC Ltd.	15,288,100	38,522,187
Hang Lung Properties Ltd.	5,745,000	25,148,292
Hong Kong Exchanges and Clearing Ltd.	82,800	1,798,947
Li & Fung Ltd.	11,412,400	58,466,442

		130,777,565

India — 1.4%
ICICI Bank Ltd., ADR(a)	814,268	40,574,975

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	16,924,700	11,176,230
Indofood Sukses Makmur Tbk PT	11,592,000	7,188,837
Kalbe Farma Tbk PT	10,735,500	4,191,869
Perusahaan Gas Negara PT	10,967,500	4,912,231

		27,469,167

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	138,441	7,067,413
Israel Chemicals Ltd.	412,625	6,793,596
Teva Pharmaceutical Industries Ltd., ADR	178,951	8,977,972

		22,838,981

Italy — 0.6%
Saipem SpA	311,523	16,560,228

Japan — 16.8%
Canon, Inc.	586,800	25,537,581
Daikin Industries Ltd.	323,800	9,696,872
Daito Trust Construction Co. Ltd.	40,300	2,776,136
Dena Co. Ltd.	733,800	26,509,606
Denso Corp.	378,800	12,568,983
FamilyMart Co. Ltd.	604,400	22,706,780
Fanuc Corp.	269,200	40,745,708
Fast Retailing Co. Ltd.	32,900	4,117,444
Honda Motor Co. Ltd.	1,155,300	43,403,613
Inpex Corp.	1,162	8,814,883
Komatsu Ltd.	1,630,300	55,369,049
Marubeni Corp.	4,545,000	32,729,683
Mitsubishi Corp.	218,000	6,051,479
Mitsubishi Electric Corp.	961,000	11,345,299
Mitsubishi Estate Co. Ltd.	299,000	5,057,622
Murata Manufacturing Co. Ltd.	166,800	12,011,685
Nitori Holdings Co. Ltd.	79,150	6,955,837
Nitto Denko Corp.	97,700	5,179,815
ORIX Corp.	50,950	4,771,586
Softbank Corp.	642,400	25,640,394
Sony Financial Holdings, Inc.	573,800	11,382,183
Sumitomo Mitsui Financial Group, Inc.	761,800	23,683,756
Sumitomo Realty & Development Co. Ltd.	1,326,000	26,526,377
Toshiba Corp.	5,138,000	25,140,250
Yahoo! Japan Corp.	41,877	14,982,682
Yamada Denki Co. Ltd.	301,590	20,340,465

		484,045,768

Luxembourg — 1.0%
Millicom International Cellular SA(a)	304,671	29,300,210

Mexico — 0.6%
America Movil SAB de CV (Class L Stock), ADR	282,692	16,424,405

Netherlands — 3.8%
ASML Holding NV*	994,920	43,850,815
LyondellBasell Industries NV (Class A Stock)*	851,219	33,665,711
Sensata Technologies Holding NV*	873,453	30,335,023

		107,851,549

Singapore — 1.2%
CapitaMalls Asia Ltd.	4,162,000	5,877,319
Jardine Cycle & Carriage Ltd.	466,000	13,530,821
Keppel Corp. Ltd.	777,000	7,581,991
Noble Group Ltd.	4,657,000	7,906,370

		34,896,501

South Africa — 0.5%
Sasol Ltd.	123,459	7,144,562
Truworths International Ltd.	754,000	7,857,650

		15,002,212

South Korea — 1.6%
Honam Petrochemical Corp.	17,149	6,057,922
Hyundai Motor Co.	81,252	15,036,379
Samsung Electronics Co. Ltd.	30,916	26,267,115

		47,361,416

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	1,488,459	18,058,867
Banco Santander SA	817,774	9,494,068
Criteria Caixacorp SA	2,450,233	17,282,404
Industria de Diseno Textil SA	545,998	43,811,693
Prosegur Cia de Seguridad SA	74,718	4,447,374

		93,094,406

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	402,767	10,707,442
Elekta AB (Class B Stock)	84,226	3,368,026
Hexagon AB (Class B Stock)	266,163	6,354,784
SKF AB (Class B Stock)	205,343	5,979,506

		26,409,758

Switzerland — 4.9%
ABB Ltd.*	471,560	11,325,654
Julius Baer Group Ltd.	589,288	25,573,239
Nestle SA	312,357	17,904,841
Sika AG	1,655	3,985,694
Swatch Group AG (The)	123,605	54,649,963
Syngenta AG	30,987	10,070,353
Zurich Financial Services AG	61,592	17,240,395

		140,750,139

Taiwan — 0.6%
Hon Hai Precision Industry Co. Ltd.	2,417,000	8,465,849
HTC Corp.	219,000	8,564,433

		17,030,282

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	2,160,771	10,103,796

United Kingdom — 14.0%
Admiral Group PLC	160,849	4,009,871
Aggreko PLC	196,196	4,960,294
AMEC PLC	465,575	8,910,276
Amlin PLC	885,192	5,420,267
Antofagasta PLC	285,964	6,243,535
ARM Holdings PLC	2,099,500	19,366,217
AstraZeneca PLC	250,814	11,519,515
Barclays PLC	9,563,042	42,579,285
BG Group PLC	420,631	10,465,841
BHP Billiton PLC	597,621	23,584,248
Centrica PLC	3,078,339	16,064,292
Diageo PLC	85,774	1,630,554
J Sainsbury PLC	1,642,861	8,836,808
Johnson Matthey PLC	304,732	9,092,684
NEXT PLC	195,963	6,224,441
Petrofac Ltd.	394,930	9,433,566
Prudential PLC	1,393,248	15,790,710
Reckitt Benckiser Group PLC	443,139	22,762,626
Rolls-Royce Group PLC*	3,128,686	31,068,029
Standard Chartered PLC	1,150,584	29,846,226
Tesco PLC	4,178,540	25,539,395
Tullow Oil PLC	1,165,081	27,063,611
Vodafone Group PLC	7,383,621	20,906,204
Wood Group (John) PLC	513,430	5,250,764
WPP PLC	780,413	9,621,204
Xstrata PLC	1,150,076	26,881,108

		403,071,571

United States — 1.5%
Citigroup, Inc.*	9,750,360	43,096,591

TOTAL LONG-TERM INVESTMENTS (cost $2,404,501,793)		2,748,337,222

SHORT-TERM INVESTMENT — 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $139,761,683; includes $36,287,257 of cash collateral for securities on loan)(b)(w)	139,761,683	139,761,683

TOTAL INVESTMENTS — 100.5% (cost $2,544,263,476)		2,888,098,905

Liabilities in excess of other assets(x) — (0.5)%		(13,744,671)

NET ASSETS — 100.0%		$2,874,354,234

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

NYSE	New York Stock Exchange

TSX	Toronto Stock Exchange

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

ZAR	South African Rand

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,921,871; cash collateral of $36,287,257 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
British Pound,
Expiring 06/17/11	Morgan Stanley	GBP	9,109	$14,785,593	$14,596,680	$(188,913)
Euro,
Expiring 06/13/11	Deutsche Bank	EUR	9,952	14,055,558	14,082,913	27,355
Swiss Franc,
Expiring 06/15/11	Northland Securities, Inc.	CHF	1,227	1,356,941	1,336,597	(20,344)

				$30,198,092	$30,016,190	$(181,902)

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)(1)
British Pound,
Expiring 06/17/11	JPMorgan Chase	GBP	67,481	$108,153,149	$108,134,657	$18,492
Canadian Dollar,
Expiring 06/16/11	State Street Bank	CAD	6,635	6,752,287	6,831,625	(79,338)
Euro,
Expiring 06/13/11	Deutsche Bank	EUR	84,715	116,822,832	119,878,812	(3,055,980)
Japanese Yen,
Expiring 06/14/11	Bank of New York Mellon	JPY	6,920,509	83,438,939	83,239,824	199,115
South African Rand,
Expiring 04/05/11	Morgan Stanley	ZAR	16,191	2,356,122	2,393,284	(37,162)

Expiring 04/06/11	Royal Bank of Scotland	ZAR	64,029	9,379,389	9,464,793	(85,404)
Swiss Franc,
Expiring 06/15/11	Northern Trust Bank FSB	CHF	7,394	7,839,520	8,054,440	(214,920)
Expiring 06/15/11	Northern Trust Bank FSB	CHF	6,288	6,774,548	6,849,651	(75,103)

				$341,516,786	$344,847,086	$(3,330,300)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$23,327,405	$—	$—
Austria	7,421,491	—	—
Belgium	34,539,833	—	—
Bermuda	10,866,656	—	—
Brazil	148,268,680	—	—
Canada	137,864,466	—	—
Cayman Islands	47,353,557	—	—
Chile	10,098,394	—	—
China	54,065,354	—	4,966,405
Denmark	85,775,418	—	—
Finland	19,437,082	—	—
France	256,101,273	—	—
Germany	201,591,688	—	—
Hong Kong	130,777,565	—	—
India	40,574,975	—	—
Indonesia	27,469,167	—	—
Israel	22,838,981	—	—
Italy	16,560,228	—	—
Japan	484,045,768	—	—
Luxembourg	29,300,210	—	—
Mexico	16,424,405	—	—
Netherlands	107,851,549	—	—
Singapore	34,896,501	—	—
South Africa	15,002,212	—	—
South Korea	47,361,416	—	—
Spain	93,094,406	—	—
Sweden	26,409,758	—	—
Switzerland	140,750,139	—	—
Taiwan	17,030,282	—	—
Turkey	10,103,796	—	—
United Kingdom	403,071,571	—	—
United States	43,096,591	—	—
Affiliated Money Market Mutual Fund	139,761,683	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(3,512,202)	—

Total	$2,883,132,500	$(3,512,202)	$4,966,405

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Banks	12.2%
Oil, Gas & Consumable Fuels	9.3
Retail & Merchandising	6.9
Chemicals	5.6
Real Estate Operation & Development	5.0
Affiliated Money Market Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	4.9
Machinery	4.8
Metals & Mining	4.3
Internet	3.8
Distribution/Wholesale	3.8
Telecommunications	3.5
Semiconductors	3.1
Electrical Equipment	2.7
Electronic Components	2.7
Automobile Manufacturers	2.5
Pharmaceuticals	2.2
Foods	2.1
Transportation	2.0
Beverages	1.9
Insurance	1.9
Consumer Products & Services	1.4
Diversified Manufacturing	1.3
Aerospace & Defense	1.1
Software	1.1
Commercial Services	1.0
Hotels & Motels	0.9
Advertising	0.9
Office Equipment	0.9
Diversified Financial Services	0.9
Building Materials	0.8
Construction & Engineering	0.8
Auto Parts & Equipment	0.7
Biotechnology	0.6
Apparel & Textile	0.6
Holding Companies — Diversified	0.5
Healthcare Products	0.5
Water	0.5
Media	0.3
Paper & Forest Products	0.3
Energy	0.2

100.5
Liabilities in excess of other assets	(0.5)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Australia — 5.3%
Bendigo and Adelaide Bank Ltd.	944,500	$9,310,279
BHP Billiton Ltd.	410,753	19,781,607
Caltex Australia Ltd.	601,900	9,712,182
Challenger Ltd.	1,250,100	6,374,697
Downer EDI Ltd.	1,236,750	4,848,294
Emeco Holdings Ltd.	5,270,600	6,623,754
Goodman Fielder Ltd.	4,387,100	5,581,494
Metcash Ltd.	1,279,328	5,504,820
Mount Gibson Iron Ltd.*	2,634,500	5,422,744
National Australia Bank Ltd.	464,900	12,430,481
OneSteel Ltd.	3,650,800	9,213,947
Pacific Brands Ltd.	3,053,600	2,668,927
Rio Tinto Ltd.	100,700	8,827,486
Tabcorp Holdings Ltd.	885,100	6,857,124
Tatts Group Ltd.	33	80
Telstra Corp. Ltd.	1,763,100	5,142,732

		118,300,648

Austria — 0.6%
OMV AG	210,500	9,513,400
Voestalpine AG	89,100	4,183,389

		13,696,789

Belgium — 0.8%
AGFA-Gevaert NV*	768,800	3,323,092
Delhaize Group SA	111,749	9,098,353
KBC Groep NV*	163,600	6,152,215

		18,573,660

Bermuda — 0.4%
Seadrill Ltd.	274,393	9,923,349

Brazil — 1.6%
BM&FBOVESPA SA	1,720,650	12,488,716
Embraer SA, ADR	285,430	9,618,991
Natura Cosmeticos SA	521,800	14,698,547

		36,806,254

Canada — 2.4%
Canadian National Railway Co.	242,630	18,306,740
Canadian Natural Resources Ltd.	375,482	18,566,898
Cenovus Energy, Inc.	160,300	6,332,635
Potash Corp. of Saskatchewan, Inc.	195,210	11,503,725

		54,709,998

China — 2.3%
China Life Insurance Co. Ltd. (Class H Stock)	1,872,013	7,027,374
China Merchants Bank Co. Ltd. (Class H Stock)	5,826,153	16,141,003
Industrial & Commercial Bank of China Ltd. (Class H Stock)	22,923,920	19,038,062
Sinopharm Group Co. (Class H Stock)	2,683,985	9,523,367

		51,729,806

Denmark — 1.6%
Danske Bank A/S*	90,200	1,997,320
H. Lundbeck A/S	119,600	2,773,360
Novo Nordisk A/S (Class B Stock)	189,363	23,790,949
Vestas Wind Systems A/S*	143,761	6,235,509

		34,797,138

Finland — 0.5%
Nokia Oyj	855,300	7,315,177
Tieto Oyj	171,222	3,130,246

		10,445,423

France — 9.7%
Air Liquide SA	143,651	19,087,778
AXA SA	238,400	4,981,730
BNP Paribas	422,285	30,886,495
Casino Guichard Perrachon SA	59,700	5,650,864
Ciments Francais SA	45,696	4,614,803
Credit Agricole SA	556,700	9,136,059
France Telecom SA	220,200	4,933,763
Lafarge SA	225,692	14,078,163
LVMH Moet Hennessy Louis Vuitton SA	144,557	22,883,446
Publicis Groupe SA	270,400	15,165,500
Rallye SA	102,255	4,626,415
Renault SA*	133,000	7,352,867
Sanofi-Aventis SA	301,600	21,146,878
SCOR SE	167,900	4,572,147
Societe Generale	93,900	6,101,464
Thales SA	76,500	3,051,348
Total SA	349,200	21,257,739
Valeo SA*	80,500	4,695,130
Vivendi SA	462,000	13,193,078

		217,415,667

Germany — 9.7%
Adidas AG	155,400	9,790,407
Allianz SE	223,000	31,296,859
Aurubis AG	57,700	3,079,945
BASF SE	132,300	11,442,801
Daimler AG*	88,300	6,238,138
Deutsche Bank AG	462,800	27,209,061
E.ON AG	258,200	7,885,562
Fresenius Medical Care AG & Co. KGaA	255,040	17,128,689
Hannover Rueckversicherung AG*	63,700	3,477,853
Muenchener Rueckversicherungs-Gesellschaft AG	59,300	9,328,392
Rheinmetall AG	67,000	5,551,841
RWE AG	148,800	9,477,929
SAP AG	334,500	20,479,011
Siemens AG	149,800	20,531,104
ThyssenKrupp AG	233,900	9,556,613
Volkswagen AG (PRFC Shares)	149,922	24,317,016

		216,791,221

Greece
Alpha Bank A.E.*	39,800	256,640

Hong Kong — 3.1%
Cathay Pacific Airways Ltd.	2,652,000	6,355,077
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	2,851,723
CNOOC Ltd.	9,564,791	24,100,880
First Pacific Co. Ltd.	5,022,000	4,493,526
Hong Kong Exchanges and Clearing Ltd.	952,458	20,693,497

Kingboard Chemical Holdings Ltd.	989,500	5,202,840
Yue Yuen Industrial Holdings Ltd.	1,605,000	5,106,832

		68,804,375

India — 0.4%
Coal India Ltd.	1,234,700	9,593,532

Ireland — 0.5%
Covidien PLC	209,830	10,898,570
Irish Life & Permanent Group Holdings PLC*	206,800	118,696

		11,017,266

Israel — 1.4%
Bank Hapoalim BM*	698,900	3,634,822
Elbit Systems Ltd. (NASDAQ GS)	400	22,068
Elbit Systems Ltd. (TASE)	110,800	6,169,970
Teva Pharmaceutical Industries Ltd., ADR	434,445	21,796,106

		31,622,966

Italy — 2.0%
Banco Popolare Scarl	87,100	259,712
Enel SpA	2,269,100	14,303,672
ENI SpA	681,500	16,737,614
Finmeccanica SpA	420,900	5,296,891
Fondiaria-SAI SpA	88,800	737,462
Telecom Italia SpA	5,401,300	8,305,335

		45,640,686

Japan — 15.6%
Aoyama Trading Co. Ltd.	144,900	2,318,609
Canon, Inc.	293,272	12,763,220
Chiba Bank Ltd. (The)	482,000	2,700,313
Circle K Sunkus Co. Ltd.	124,400	1,899,351
COMSYS Holdings Corp.	348,800	3,526,578
Dai-ichi Life Insurance Co. Ltd. (The)	6,370	9,610,904
Fanuc Corp.	76,623	11,597,542
Fukuoka Financial Group, Inc.	1,127,000	4,687,930
Fuyo General Lease Co. Ltd.	132,500	3,948,876
Heiwa Corp.	344,400	5,332,859
Hitachi Capital Corp.	179,000	2,343,484
Itochu Techno-Solutions Corp.	144,900	4,691,220
JX Holdings, Inc.	623,913	4,200,424
K’s Holdings Corp.	147,500	4,255,831
KDDI Corp.	2,001	12,388,976
Keihin Corp.	267,800	5,083,628
Keiyo Bank Ltd. (The)	867,000	4,336,042
Komatsu Ltd.	797,517	27,085,664
Kyoei Steel Ltd.	82,500	1,455,999
Kyorin Holdings, Inc.	281,000	4,783,554
Kyowa Exeo Corp.	577,800	5,786,336
Marubeni Corp.	1,238,000	8,915,148
Miraca Holdings, Inc.	129,900	4,973,930
Mitsubishi Corp.	332,600	9,232,669
Mitsubishi UFJ Financial Group, Inc.	3,507,610	16,192,862
Mitsui & Co. Ltd.	373,700	6,698,566
Mitsui Mining & Smelting Co. Ltd.	1,002,000	3,481,342
Mizuho Financial Group, Inc.	5,805,600	9,631,796
Nichirei Corp.	1,380,000	5,889,637
Nippon Electric Glass Co. Ltd.	334,000	4,730,127
Nippon Shokubai Co. Ltd.	508,000	6,363,741
Nippon Telegraph & Telephone Corp.	204,400	9,178,096
Nishi-Nippon City Bank Ltd. (The)	1,839,000	5,283,974
Nissan Shatai Co. Ltd.	616,000	4,584,083
Nisshin Oillio Group Ltd. (The)	706,000	3,335,634
NTT DoCoMo, Inc.	6,100	10,721,568
Sankyo Co. Ltd.	65,300	3,348,215
Sankyu, Inc.	958,000	4,583,842
Seino Holdings Co. Ltd.	622,000	4,696,033
Shimachu Co. Ltd.	203,600	4,393,628
Shizuoka Gas Co. Ltd.	447,000	2,783,674
Sumitomo Bakelite Co. Ltd.	691,000	4,245,023
Sumitomo Corp.	782,300	11,182,432
Sumitomo Mitsui Financial Group, Inc.	501,100	15,578,800
Takeda Pharmaceutical Co. Ltd.	166,500	7,766,530
Toagosei Co. Ltd.	1,206,000	6,219,933
Toppan Forms Co. Ltd.	291,200	2,531,108
Toyo Suisan Kaisha Ltd.	230,000	4,993,748
Toyota Motor Corp.	492,658	19,841,360
Toyota Tsusho Corp.	281,900	4,649,757
Tsuruha Holdings, Inc.	76,000	3,449,146
Yokohama Rubber Co. Ltd. (The)	1,016,200	4,923,402

		349,197,144

Liechtenstein
Verwaltungs-und Privat-Bank AG	4,600	559,913

Luxembourg — 0.9%
ArcelorMittal	544,300	19,689,433

Mexico — 1.2%
America Movil SAB de CV (Class L Stock), ADR	186,730	10,849,013
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,208,020	15,631,350

		26,480,363

Netherlands — 4.9%
Aegon NV*	603,554	4,519,684
ING Groep NV, CVA*	1,992,700	25,221,513
Koninklijke Ahold NV	453,400	6,083,715
Koninklijke DSM NV	118,700	7,293,215
Koninklijke Philips Electronics NV*	191,800	6,130,848
Nutreco NV	56,175	4,119,861
Royal Dutch Shell PLC (Class B Stock)	978,000	35,457,520
Schlumberger Ltd.	224,889	20,973,148

		109,799,504

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,573,422

Norway — 0.9%
DnB NOR ASA	284,400	4,363,517
Marine Harvest ASA	6,111,700	7,592,311
Statoil ASA	291,200	8,072,142

		20,027,970

Portugal — 0.1%
Banco Espirito Santo SA	457,600	1,874,187

Singapore — 0.6%
Hong Leong Asia Ltd.	1,721,000	3,836,581
United Overseas Bank Ltd.	567,000	8,456,644

		12,293,225

South Korea — 0.8%
Hyundai Motor Co.	91,409	16,916,019

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	447,900	5,434,188
Banco Espanol de Credito SA	684,581	6,198,503
Banco Santander SA	1,383,000	16,056,144
Repsol YPF SA	437,700	14,995,887
Telefonica SA	1,074,688	26,904,514

		69,589,236

Sweden — 2.3%
Boliden AB	600,400	12,936,580
Electrolux AB (Class B Stock)*	205,100	5,286,803
Hennes & Mauritz AB (Class B Stock)	541,948	17,996,530
Meda AB	372,400	3,587,180
NCC AB (Class B Stock)	199,500	5,717,700
Svenska Cellulosa AB SCA (Class B Stock)	335,900	5,406,841

		50,931,634

Switzerland — 6.9%
Baloise Holding AG*	86,400	8,560,044
Clariant AG*	427,300	7,708,613
Credit Suisse Group AG	681,700	28,967,611
Georg Fischer AG*	5,053	2,841,453
Julius Baer Group Ltd.	219,686	9,533,679
Logitech International SA*	275,200	4,955,697
Nestle SA	371,355	21,286,707
Novartis AG	634,127	34,395,435
Roche Holding AG	84,700	12,098,683
Swiss Reinsurance Co. Ltd.	173,900	9,949,314
Zurich Financial Services AG	52,400	14,667,436

		154,964,672

Taiwan — 1.1%
HTC Corp.	649,000	25,380,443

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	2,345,183	10,966,109

United Kingdom — 16.4%
ARM Holdings PLC	1,209,019	11,152,238
AstraZeneca PLC	416,200	19,115,448
Aviva PLC	1,408,300	9,777,853
BAE Systems PLC	2,233,200	11,639,609
Barclays PLC	1,083,848	4,825,815
Beazley PLC	1,347,200	2,662,587
Berendsen PLC	660,800	5,098,896
BG Group PLC	901,166	22,422,171
BP PLC	1,566,300	11,407,537
British American Tobacco PLC	570,165	22,884,895
BT Group PLC	5,182,400	15,430,144
Carnival PLC	450,719	17,729,129
Cookson Group PLC*	288,452	3,190,575
Dairy Crest Group PLC	336,900	1,941,866
Drax Group PLC	744,600	4,736,170
DS Smith PLC	1,354,180	4,323,053
GlaxoSmithKline PLC	744,800	14,212,327
Go-Ahead Group PLC	67,088	1,442,151
Greene King PLC	240,900	1,730,155
Home Retail Group PLC	2,267,700	7,024,719
Intermediate Capital Group PLC	971,500	5,088,468
Kazakhmys PLC	267,400	5,979,781
Kesa Electricals PLC	1,314,300	2,544,854
Kingfisher PLC	3,649,546	14,396,550
Legal & General Group PLC	4,031,300	7,450,041
Logica PLC	3,043,200	6,395,329
Marston’s PLC	836,690	1,275,115
Micro Focus International PLC	606,700	3,076,519
NEXT PLC	214,600	6,816,414
Old Mutual PLC	2,934,600	6,402,490
Pace PLC	1,536,215	3,748,369
Pearson PLC	561,260	9,913,168
Premier Foods PLC*	854,149	382,706
Reckitt Benckiser Group PLC	339,179	17,422,535
Rexam PLC	851,649	4,964,856
RSA Insurance Group PLC	1,622,200	3,422,088
SABMiller PLC	339,246	12,013,693
Standard Chartered PLC	704,748	18,281,210
Tate & Lyle PLC	146,400	1,356,295
Tesco PLC	3,403,626	20,803,091
Thomas Cook Group PLC	1,173,400	3,211,339
Tullett Prebon PLC	863,500	5,669,766
Vodafone Group PLC	4,727,500	13,385,584

		366,747,599

United States — 0.3%
Southern Copper Corp.	186,980	7,529,685

TOTAL LONG-TERM INVESTMENTS (cost $1,951,908,319)		2,194,645,976

SHORT-TERM INVESTMENT — 0.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,783,959)(w)	12,783,959	12,783,959

TOTAL INVESTMENTS — 98.6% (cost $1,964,692,278)		2,207,429,935

Other assets in excess of liabilities(x) — 1.4%		31,834,068

NET ASSETS — 100.0%		$2,239,264,003

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.

PRFC	Preference Shares

TASE	Tel Aviv Stock Exchange

MXN	Mexican Peso

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Appreciation (1)
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	54,806	$4,500,041	$4,583,947	$83,906

		Notional		Value at Settlement
		Amount		Date	Current	Unrealized
Sale Contracts	Counterparty	(000)		Receivable	Value	Depreciation (1)
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	296,624	$23,710,104	$24,809,455	$(1,099,351)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$118,300,648	$—	$—
Austria	13,696,789	—	—
Belgium	18,573,660	—	—
Bermuda	9,923,349	—	—
Brazil	36,806,254	—	—
Canada	54,709,998	—	—
China	51,729,806	—	—
Denmark	34,797,138	—	—
Finland	10,445,423	—	—
France	217,415,667	—	—
Germany	216,791,221	—	—
Greece	256,640	—	—
Hong Kong	68,804,375	—	—
India	9,593,532	—	—
Ireland	10,898,570	—	118,696
Israel	31,622,966	—	—
Italy	45,640,686	—	—
Japan	349,197,144	—	—
Liechtenstein	559,913	—	—
Luxembourg	19,689,433	—	—
Mexico	26,480,363	—	—
Netherlands	109,799,504	—	—
New Zealand	1,573,422	—	—
Norway	20,027,970	—	—
Portugal	1,874,187	—	—
Singapore	12,293,225	—	—
South Korea	16,916,019	—	—
Spain	69,589,236	—	—
Sweden	50,931,634	—	—
Switzerland	154,964,672	—	—
Taiwan	25,380,443	—	—
Turkey	10,966,109	—	—
United Kingdom	366,747,599	—	—
United States	7,529,685	—	—
Affiliated Money Market Mutual Fund	12,783,959	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(1,015,445)	—

Total	$2,207,311,239	$(1,015,445)	$118,696

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2011 were as follows:

Banks	14.0%
Oil & Gas	10.5
Pharmaceuticals	7.9
Insurance	7.3
Telecommunications	5.6
Food	4.8
Retail	4.0
Auto Manufacturers	3.6
Chemicals	3.3
Mining	2.7
Diversified Financial Services	2.6
Iron/Steel	2.2
Computers	2.0
Distribution/Wholesale	1.8
Aerospace/Defense	1.5
Electric	1.4
Transportation	1.3
Holding Companies — Diversified	1.2
Machinery — Construction & Mining	1.2
Hotels, Restaurants & Leisure	1.1
Software	1.0
Media	1.0
Agriculture	1.0
Building Materials	1.0
Engineering & Construction	1.0
Miscellaneous Manufacturing	0.9
Household Products/ Wares	0.9
Healthcare — Services	0.8
Entertainment	0.7
Advertising	0.7
Apparel	0.6
Auto Parts & Equipment	0.6
Cosmetics/Personal Care	0.6
Affiliated Money Market Mutual Fund	0.6
Office Equipment	0.6
Electronic Components & Equipment	0.6
Beverages	0.5
Machinery & Equipment	0.5
Semiconductors	0.5
Healthcare Products	0.5
Electronics	0.5
Forest & Paper Products	0.4
Coal	0.4
Home Furnishings	0.4
Industrial Conglomerates	0.4
Airlines	0.4
Commercial Services	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.2
Independent Power Producers & Energy Traders	0.2
Healthcare Technology	0.1
Metal Fabricate/Hardware	0.1
Food Products	0.1
Machinery	0.1
Gas	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Moody’s			Principal Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value

LONG-TERM INVESTMENTS — 98.7%
ASSET-BACKED SECURITIES — 14.0%

Non-Residential Mortgage-Backed Securities — 8.7%
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(a)	Aa3	0.573%	04/20/17	$18,598	$17,947,121
ARES CLO Funds (Cayman Islands), Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.549%	09/18/17	999	960,179
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.655%	01/15/16	5,000	4,912,667
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.055%	02/15/17	3,000	2,978,884
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.562%	05/25/17	1,379	1,333,059
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.545%	01/15/14	1,000	997,724
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.654%	07/27/16	978	961,764
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.663%	07/15/16	225	219,075
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.543%	10/19/20	967	918,887
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	A3	1.605%	10/15/14	1,500	1,505,961
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.155%	11/15/16	1,500	1,487,081
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)	A3	0.675%	07/15/15	7,000	6,913,719
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.663%	08/22/16	906	883,979

					42,020,100

Residential Mortgage-Backed Securities— 5.3%
ACE Securities Corp., Ser. 2004-IN1, Class A1(a)	Aa2	0.570%	05/25/34	1,649	1,393,953
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Baa1	0.890%	09/25/34	2,000	1,698,110
Asset Backed Securities Corp. Home Equity, Ser. 2004-HE6, Class A2(a)	Aaa	0.610%	09/25/34	1,942	1,710,416
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aa2	0.610%	10/25/34	420	390,881
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aa3	0.640%	11/25/34	1,655	1,541,416
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa3	1.150%	12/25/34	3,003	2,868,095
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	78	77,860
Fieldstone Mortgage Investment Corp., Ser. 2005-1, Class M3(a)	Aaa	1.060%	03/25/35	136	135,522
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.630%	09/25/35	1,377	1,327,037
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.500%	11/25/35	641	632,567
HSBC Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.674%	01/20/35	1,770	1,603,408
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A1(a)	Aaa	1.054%	11/20/36	1,475	1,473,609
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aa1	0.600%	09/25/34	759	625,249
Mastr Asset Backed Securities Trust, Ser. 2005-NC1, Class M1(a)	Aa1	0.730%	12/25/34	2,360	1,972,736
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.330%	03/25/33	353	318,654
Morgan Stanley ABS Capital I, Ser. 2004-HE4, Class M1(a)	B3	1.150%	05/25/34	6,982	5,787,413
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Caa1	0.850%	05/25/34	1,958	1,471,855
Option One Mortgage Loan Trust, Ser. 2003-3, Class A1(a)	Baa1	0.830%	06/25/33	798	689,326
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.437%	07/25/35	134	134,490

					25,852,597

TOTAL ASSET-BACKED SECURITIES (cost $56,307,177)					67,872,697

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.3%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,475	1,476,631
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(b)	5.395%	12/11/40	2,000	2,041,268
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	1,439	1,460,535
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2	AAA(b)	5.426%	09/11/41	2,295	2,321,677
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	2,000	2,047,743
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.733%	03/15/49	2,000	2,121,034
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	2,000	2,042,673
Federal Home Loan Mortgage Corp., Ser. 2009-K004, Class A3	NR	4.241%	08/25/19	1,400	1,397,117
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,175	7,287,013
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	5.890%	07/10/38	6,310	6,591,829
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,417,004
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.280%	01/12/43	10,000	10,361,597
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,882,957
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	10,408,340
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.803%	06/15/49	4,175	4,307,541
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,500	1,509,511
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(b)	5.588%	09/15/45	2,000	2,052,937
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,400	1,415,496
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.855%	02/15/51	9,699	9,951,009

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $69,943,769)					79,093,912

CORPORATE BONDS — 56.4%

Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	697,148

Airlines — 0.6%
Continental Airlines, Inc., Pass-thru Certs., Ser. A(c)	Baa2	4.750%	01/12/21	260	254,800
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,785	1,829,163
Delta Air Lines, Inc., Pass-thru Certs., Ser. 1A	Baa2	6.200%	07/02/18	791	820,283

					2,904,246

Automotive — 0.1%
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	535,757

Banking — 12.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,250	1,559,591
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,000	1,045,082
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	6.000%	09/01/17	7,200	7,716,946
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Aa3	6.750%	05/22/19	3,250	3,670,582
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes(d)	Aa3	7.250%	02/01/18	3,500	4,077,976
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,624,186
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	6.125%	05/15/18	4,750	5,180,877
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	1,000	1,062,100
Discover Bank, Sub. Notes(c)	Ba1	7.000%	04/15/20	1,665	1,831,836
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	5,500	5,962,973
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,248,827
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,741,210
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(c)	Aa3	5.800%	01/13/20	1,000	1,000,986
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E(d)	A2	5.450%	01/09/17	8,000	8,433,616
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	2,130	2,477,659

Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	3,000	3,068,688
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875%	01/15/15	2,000	2,049,830
Wachovia Corp., Sr. Unsec’d. Notes, MTN(d)	A1	5.750%	02/01/18	2,000	2,203,292

					61,956,257

Building Materials & Construction — 0.2%
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,176,945

Cable — 2.9%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000%	04/30/12	2,000	2,100,000
Comcast Corp., Gtd. Notes(c)	Baa1	5.150%	03/01/20	3,000	3,122,883
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,385	1,415,142
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750%	10/01/14	4,070	4,382,462
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,148,003

					14,168,490

Capital Goods — 0.9%
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $1,777,259; purchased 06/24/10)(e)(f)	Baa1	2.750%	07/01/13	1,780	1,801,985
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,407,976

					4,209,961

Chemicals — 0.7%
Lubrizol Corp., Sr. Unsec’d. Notes	Baa1	8.875%	02/01/19	1,750	2,249,181
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	925	953,906

					3,203,087

Electric — 1.1%
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,135,805
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	556,100
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,347,740
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,275,263

					5,314,908

Energy — Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	4.500%	10/01/20	75	74,427
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,676,268
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	731,561
Total Capital SA (France), Gtd. Notes(c)	Aa1	3.000%	06/24/15	2,470	2,521,000

					5,003,256

Energy — Other — 1.6%
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,000	2,212,236
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,737,120
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	529,588
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,655,651
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	552,589

					7,687,184

Foods — 2.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	2,750	3,383,347
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,124,765
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	841,631
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	3,400	3,589,536
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18	750	840,103

					9,779,382

Healthcare & Pharmaceutical — 0.3%
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,341,152

Healthcare Insurance — 1.8%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	2,652	3,051,320
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	01/15/12	1,500	1,549,963
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	1,000	1,062,136
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.000%	02/15/18	2,600	2,891,824

					8,555,243

Insurance — 4.6%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	7.450%	05/16/19	1,105	1,312,560
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	875	933,882
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	750	877,154
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	1,100	1,103,852
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes(d)	Baa1	5.750%	12/01/14	3,750	4,028,843
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	832,600
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,058,963
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,385,095

Lincoln National Corp., Sr. Unsec’d. Notes(d)	Baa2	8.750%	07/01/19	2,305	2,918,729
Pacific Lifecorp, Sr. Notes, 144A(d)	Baa1	6.000%	02/10/20	1,500	1,597,272
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	517,823
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,500	5,726,782

					22,293,555

Media & Entertainment — 3.9%
CBS Corp., Gtd. Notes	Baa3	8.875%	05/15/19	1,650	2,071,910
Gannett Co., Inc., Sr. Unsec’d. Notes(c)	Ba2	5.750%	06/01/11	1,700	1,700,000
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,150,000
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,990	1,905,206
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	386,441
News America, Inc., Gtd. Notes, 144A	Baa1	6.150%	02/15/41	35	34,708
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,330,842
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	Baa3	8.600%	08/15/16	3,000	3,428,355
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,500	1,529,488
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	1,230	1,201,698

					18,738,648

Metals & Mining — 2.9%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	1,925	1,939,618
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	6.125%	06/01/18	3,250	3,442,576
Nucor Corp., Sr. Unsec’d. Notes	A2	5.850%	06/01/18	650	741,047
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	1,500	1,971,180
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,016,042
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	3,000	3,150,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,772,106

					14,032,569

Non-Captive Finance — 2.1%
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,561,130
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	5,000	5,458,830
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	395	401,189
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,770	1,929,300

					10,350,449

Paper — 1.2%
International Paper Co., Sr. Unsec’d. Notes(c)	Baa3	7.500%	08/15/21	2,050	2,405,841
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,229,158

					5,634,999

Pipelines & Other — 1.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,416,491
Plains All American Pipeline LP, Gtd. Notes	Baa3	8.750%	05/01/19	1,020	1,276,071
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	1,947,277

					6,639,839

Railroads — 0.5%
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,336,985

Real Estate Investment Trusts — 1.0%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,760,184
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	558,533
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	120	131,308
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,278,727

					4,728,752

Retailers — 3.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,211,637
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	3,000	3,379,086
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,190	1,215,287
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,721,059
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	10/15/16	5,765	6,312,675

					14,839,744

Technology — 2.3%
CA, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	12/01/19	2,000	2,060,534
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,585	1,577,438
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	7.625%	10/15/18	3,300	4,130,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	1,040	1,094,756
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,210,208

					11,072,936

Telecommunications — 5.6%
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.600%	05/15/18	1,530	1,679,747

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,063,863
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(d)	A2	8.500%	11/15/18	3,000	3,854,442
Embarq Corp., Sr. Unsec’d. Notes
(original cost $6,932,400; purchased 02/03/09-08/04/09)(e)(f)	Baa3	7.082%	06/01/16	7,140	8,119,537
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%	01/15/13	5,000	5,275,000
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.560%	06/15/13	2,000	2,085,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,140,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,087,424
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	292	295,484
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625%	02/27/17	1,500	1,657,373

					27,257,870

Tobacco — 1.9%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	4,110	5,405,131
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	865	1,007,159
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	2,500	2,971,145

					9,383,435

TOTAL CORPORATE BONDS (cost $249,929,375)					273,842,797

FOREIGN AGENCIES — 1.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,852,433
Korea Development Bank (South Korea)	A1	8.000%	01/23/14	3,000	3,423,999

TOTAL FOREIGN AGENCIES (cost $6,977,137)					7,276,432

MUNICIPAL BONDS — 3.1%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%	11/01/39	1,000	973,380
East Bay Municipal Utility District, Build America Bonds	Aa1	5.874%	06/01/40	800	799,256
Los Angeles Unified School District, Build America Bonds	Aa2	6.758%	07/01/34	1,000	1,046,600
Massachusetts State Water Pollution Abatement, Build America Bonds	Aaa	5.192%	08/01/40	1,400	1,342,656
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%	06/15/42	2,010	2,061,818
Ohio State University (The), Revenue Bonds, Build America Bonds	Aa1	4.910%	06/01/40	1,300	1,195,103
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	500,090
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, Build America Bonds	Aa3	5.511%	12/01/45	1,800	1,584,720
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa2	6.000%	11/01/40	2,000	1,972,640
State of California, Build America Bonds(c)	A1	7.625%	03/01/40	800	878,608
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,666,450

TOTAL MUNICIPAL BONDS (cost $15,171,498)					15,021,321

SOVEREIGN — 0.5%
Brazilian Government International (Brazil), Ser. A	Baa3	8.000%	01/15/18	778	913,889
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,767,984

TOTAL SOVEREIGN (cost $2,491,316)					2,681,873

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Residual Funding — Strip(g)		4.520%	07/15/20	1,643	1,152,001
Residual Funding — Strip(g)		4.690%	01/15/21	1,500	1,022,763

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,971,401)					2,174,764

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds		4.250%	11/15/40	945	903,803
U.S. Treasury Notes(h)		1.125%	12/15/11	3,000	3,018,633
U.S. Treasury Notes		1.250%	03/15/14	6,725	6,722,915
U.S. Treasury Notes(c)		2.125%	02/29/16	2,790	2,781,281
U.S. Treasury Notes		2.250%	03/31/16	7,140	7,148,354
U.S. Treasury Notes		2.375%	07/31/17	10,000	9,800,000

U.S. Treasury Notes(c)	3.625%	02/15/21	1,185	1,201,850

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,536,485)				31,576,836

TOTAL LONG-TERM INVESTMENTS (cost $434,328,158)				479,540,632

	Shares
SHORT-TERM INVESTMENT — 5.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,585,940; includes $20,153,820 of cash collateral received for securities on loan)(i)(j)	27,585,940	27,585,940

TOTAL INVESTMENTS(k) — 104.4% (cost $461,914,098)		507,126,572

Liabilities in excess of other asset(l) (4.4)%		(21,295,227)

NET ASSETS — 100.0%		$485,831,345

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $19,695,330; cash collateral of $20,153,820 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(e)	Indicates a security that has been deemed illiquid.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $8,709,659. The aggregate value of $9,921,522 is approximately 2.0% of net assets.

(g)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.

(k)	As of March 31, 2011, four securities representing $4,138,981 and 0.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2011:

				Value at	Unrealized
			Value at	March 31,	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	2011	(Depreciation)(1)
Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2011	$1,966,748	$1,963,125	$(3,623)
575	5 Year U.S. Treasury Notes	Jun. 2011	67,063,861	67,153,711	89,850
1,169	10 Year U.S. Treasury Notes	Jun. 2011	138,773,095	139,147,531	374,436
4	U.S. Ultra Bond	Jun. 2011	499,888	494,250	(5,638)

					455,025

Short Position:
58	U.S. Long Bond	Jun. 2011	7,049,062	6,970,875	78,187

					$533,212

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Interest rate swap agreements outstanding at March 31, 2011:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Barclays Bank PLC(1)	03/04/19	$47,000	3.228%	3 month LIBOR	$112,403	$—	$112,403
Barclays Bank PLC(1)	06/11/20	39,000	3.300%	3 month LIBOR	(52,496)	—	(52,496)
Barclays Bank PLC(1)	07/06/20	8,000	3.030%	3 month LIBOR	(221,724)	—	(221,724)
Barclays Bank PLC(1)	08/11/20	103,925	2.828%	3 month LIBOR	(5,077,881)	—	(5,077,881)
Citibank NA(1)	03/15/16	2,715	2.404%	3 month LIBOR	491	—	491
Citibank NA(1)	03/23/16	1,360	2.251%	3 month LIBOR	(9,575)		(9,575)
Citibank NA(1)	08/15/26	9,660	4.084%	3 month LIBOR	(18,330)		(18,330)
Merrill Lynch Capital Services, Inc.(1)	11/25/15	72,300	3.198%	3 month LIBOR	3,740,221	—	3,740,221
Merrill Lynch Capital Services, Inc.(1)	09/22/18	75,000	4.135%	3 month LIBOR	5,179,916	—	5,179,916
Merrill Lynch Capital Services, Inc.(1)	10/02/18	97,000	4.324%	3 month LIBOR	9,857,229	—	9,857,229
Morgan Stanley Capital Services(1)	03/08/16	640	2.387%	3 month LIBOR	634	—	634
Morgan Stanley Capital Services(1)	03/23/16	1,600	2.251%	3 month LIBOR	(11,265)	—	(11,265)
Barclays Bank PLC(2)	11/30/14	250,000	2.077%	3 month LIBOR	(3,785,995)	—	(3,785,995)
Barclays Bank PLC(2)	05/01/16	88,500	2.848%	3 month LIBOR	(2,711,417)	—	(2,711,417)
Barclays Bank PLC(2)	08/16/20	64,955	2.751%	3 month LIBOR	3,630,701	—	3,630,701
Barclays Bank PLC(2)	12/18/39	6,000	4.340%	3 month LIBOR	(138,922)	—	(138,922)
Citibank NA(2)	03/15/16	4,075	2.555%	3 month LIBOR	(33,901)	—	(33,901)
Deutsche Bank AG(2)	11/15/19	16,817	4.546%	3 month LIBOR	(3,404,058)	—	(3,404,058)
Deutsche Bank AG(2)	05/15/20	27,616	4.246%	3 month LIBOR	(4,383,788)	—	(4,383,788)
Deutsche Bank AG(2)	05/15/21	26,502	4.419%	3 month LIBOR	(4,578,295)	—	(4,578,295)
Deutsche Bank AG(2)	05/15/21	26,415	4.446%	3 month LIBOR	(4,666,682)	—	(4,666,682)
Merrill Lynch Capital Services, Inc.(2)	12/15/11	24,250	2.071%	3 month LIBOR	(432,332)	—	(432,332)
Morgan Stanley Capital Services(2)	02/16/16	2,245	2.555%	3 month LIBOR	(24,990)	—	(24,990)

					$(7,030,056)	$—	$(7,030,056)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	03/20/12	$3,000	5.000%	XL Group PLC., 5.250%, 09/15/14	$(140,124)	$(159,301)	$19,177
Credit Suisse International	12/20/12	2,450	1.000%	GATX Financial Corp., 5.500%, 02/15/12	(13,208)	26,615	(39,823)
Credit Suisse International	06/20/14	3,000	1.000%	Centex Corp., 5.250%, 06/15/15	46,448	(19,129)	65,577
Credit Suisse International	06/20/16	3,000	1.000%	Embarq Corp., 7.082%, 06/01/16	(25,706)	(84,574)	58,868
Deutsche Bank AG	03/20/12	3,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(137,190)	(75,728)	(61,462)
Deutsche Bank AG	12/20/12	2,000	1.000%	Frontier Communications Corp., 6.250%, 01/15/13	8,610	101,006	(92,396)
Deutsche Bank AG	12/20/12	3,000	1.000%	Frontier Communications Corp., 6.250%, 01/15/13	12,915	136,654	(123,739)
Deutsche Bank AG	06/20/13	3,000	1.000%	US Steel Corp., 6.650%, 06/01/37	25,253	174,870	(149,617)
Deutsche Bank AG	06/20/13	2,000	1.000%	Qwest Corp., 7.200%, 11/10/26	(26,354)	30,696	(57,050)
Deutsche Bank AG	09/20/16	5,765	1.000%	Macy's Retail Holdings, Inc., 8.000%, 07/15/12	144,965	592,878	(447,913)
JPMorgan Chase Bank NA	09/20/16	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 04/01/14	221,177	377,450	(156,273)
JPMorgan Chase Bank NA	09/20/19	3,000	1.000%	Westvaco Corp., 7.950%, 02/15/31	221,890	59,551	162,339
Morgan Stanley Capital Services	06/20/11	1,700	1.000%	Gannett Co., Inc., 6.375%, 04/01/12	(2,701)	25,723	(28,424)
Morgan Stanley Capital Services	03/20/12	1,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(45,730)	(36,192)	(9,538)

					$290,245	$1,150,519	$(860,274)

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Credit Indices-Buy Protection(1):
Citibank NA	12/20/15	$25,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	$(188,337)	$13,276	$(201,613)
Citibank NA	12/20/15	25,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	(188,337)	(157,810)	(30,527)
Credit Suisse International	12/20/15	25,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	(188,338)	(33,419)	(154,919)
Deutsche Bank AG	12/20/15	25,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	(188,338)	(194,651)	6,313
Deutsche Bank AG	12/20/15	25,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	(188,337)	(188,984)	647

					$(941,687)	$(561,588)	$(380,099)

		Implied	Notional				Upfront	Unrealized
	Termination	Credit Spread at	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	March 31, 2011(3)	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	03/20/15	0.824%	$5,000	1.000%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	$35,356	$(94,368)	$129,724

The Portfio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$18,796,035	$23,224,065
Residential Mortgage-Backed Securities	—	25,852,597	—
Commercial Mortgage-Backed Securities	—	79,093,912	—
Corporate Bonds	—	273,842,797	—
Foreign Agencies	—	7,276,432	—
Municipal Bonds	—	15,021,321	—
Sovereign	—	2,681,873	—
U.S. Government Agency Obligations	—	2,174,764	—
U.S. Treasury Obligations	—	31,576,836	—
Affiliated Money Market Mutual Fund	27,585,940	—	—
Other Financial Instruments*
Futures Contracts	533,212	—	—
Interest Rate Swaps	—	(7,030,056)	—
Credit Default Swaps	—	(1,110,649)	—

Total	$28,119,152	$448,175,862	$23,224,065

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-Residential
Asset-Backed Securities
Balance as of 12/31/10	$26,684,803
Realized gain (loss)	252,817
Change in unrealized appreciation (depreciation)**	697,808
Purchases	—
Sales	(4,411,363)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 03/31/11	$23,224,065

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $697,808 was included in Net Assets relating to securities held at the reporting period end.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 4.9%
Boeing Co. (The)	247,874	$18,325,325
Precision Castparts Corp.	192,698	28,361,291
United Technologies Corp.	271,015	22,941,420

		69,628,036

Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	120,959	6,064,884
United Parcel Service, Inc. (Class B Stock)	190,047	14,124,293

		20,189,177

Auto Components — 1.0%
BorgWarner, Inc.(a)(b)	182,217	14,520,873

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	178,698	14,878,415

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.(b)	44,212	4,362,840
Celgene Corp.(b)	403,531	23,215,139
Vertex Pharmaceuticals, Inc.(b)	217,068	10,404,069

		37,982,048

Capital Markets — 2.4%
Charles Schwab Corp. (The)	852,009	15,361,722
Goldman Sachs Group, Inc. (The)	121,644	19,276,925

		34,638,647

Chemicals — 3.7%
E.I. du Pont de Nemours & Co.	419,414	23,055,188
Monsanto Co.	421,465	30,455,061

		53,510,249

Communications Equipment — 3.5%
Juniper Networks, Inc.(b)	646,730	27,214,398
QUALCOMM, Inc.	413,874	22,692,712

		49,907,110

Computers & Peripherals — 7.9%
Apple, Inc.(b)	198,546	69,183,354
EMC Corp.(b)	691,168	18,350,510
NetApp, Inc.(a)(b)	535,284	25,789,983

		113,323,847

Consumer Finance — 1.4%
American Express Co.	434,457	19,637,456

Energy Equipment & Services — 4.0%
Schlumberger Ltd.	614,667	57,323,844

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	275,170	20,175,465
Whole Foods Market, Inc.	328,569	21,652,697

		41,828,162

Food Products — 1.0%
Mead Johnson Nutrition Co.	248,089	14,371,796

Healthcare Providers & Services — 1.8%
Express Scripts, Inc.(b)	463,998	25,802,929

Hotels Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc.(a)(b)	45,111	12,286,883
Marriott International, Inc. (Class A Stock)(a)	516,105	18,363,016
Starbucks Corp.	624,538	23,076,679

		53,726,578

Internet & Catalog Retail — 4.6%
Amazon.com, Inc.(b)	316,465	57,004,841
priceline.com, Inc.(b)	18,612	9,425,861

		66,430,702

Internet Software & Services — 5.7%
Baidu, Inc. (China), ADR(b)	206,833	28,503,656
Google, Inc. (Class A Stock)(b)	64,525	37,825,200
Mail.ru Group Ltd. (Russia), GDR, 144A(b)	155,598	4,660,160
Tencent Holdings Ltd. (China)	431,100	10,502,401

		81,491,417

IT Services — 6.3%
Cognizant Technology Solutions Corp. (Class A Stock)(b)	174,186	14,178,740
International Business Machines Corp.	277,127	45,191,100
Mastercard, Inc. (Class A Stock)	122,176	30,754,143

		90,123,983

Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.(b)	461,622	20,671,433
Illumina, Inc.(a)(b)	251,780	17,642,225

		38,313,658

Machinery — 3.0%
Deere & Co.	213,315	20,668,090
Ingersoll-Rand PLC(a)	452,215	21,846,507

		42,514,597

Media — 2.4%
Walt Disney Co. (The)	786,981	33,911,011

Oil, Gas & Consumable Fuels — 2.2%
Occidental Petroleum Corp.	301,562	31,510,213

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	191,655	18,467,876

Pharmaceuticals — 6.1%
Allergan, Inc.	267,509	18,998,489
NOVO Nordisk A/S (Denmark), ADR	116,923	14,642,267
Pfizer, Inc.	801,053	16,269,387
Shire PLC (Ireland), ADR	263,773	22,974,628
Teva Pharmaceutical Industries Ltd. (Israel), ADR	282,015	14,148,693

		87,033,464

Road & Rail — 1.0%
Union Pacific Corp.	147,467	14,500,430

Semiconductors & Semiconductor Equipment — 3.6%
Altera Corp.(a)	399,431	17,582,953
Atmel Corp.(b)	541,923	7,386,411
Avago Technologies Ltd.	289,834	9,013,837
Broadcom Corp. (Class A Stock)	444,698	17,512,207

		51,495,408

Software — 7.4%
Oracle Corp.	1,213,374	40,490,290
Red Hat, Inc.(b)	386,857	17,559,439
Salesforce.com, Inc.(b)	198,481	26,513,092
VMware, Inc. (Class A Stock)(b)	266,755	21,751,203

		106,314,024

Specialty Retail — 2.4%
Bed Bath & Beyond, Inc.(b)	280,475	13,538,528
Tiffany & Co.	239,054	14,687,478
Urban Outfitters, Inc.(b)	190,918	5,695,084

		33,921,090

Textiles, Apparel & Luxury Goods — 5.5%
Burberry Group PLC (United Kingdom)	478,266	9,007,384
Coach, Inc.	312,752	16,275,614
LVMH Moet Hennessy Louis Vuitton SA (France)	48,523	7,681,215
NIKE, Inc. (Class B Stock)	323,927	24,521,274
Polo Ralph Lauren Corp.	173,389	21,439,550

		78,925,037

Wireless Telecommunication Services — 1.4%
American Tower Corp. (Class A Stock)(b)	381,311	19,759,536

TOTAL LONG-TERM INVESTMENTS (cost $1,209,113,817)		1,415,981,613

SHORT-TERM INVESTMENT — 8.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $123,415,156; includes $101,990,870 of cash collateral received for securities on loan)(c)(d)	123,415,156	123,415,156

TOTAL INVESTMENTS — 107.5% (cost $1,332,528,973)		1,539,396,769

Liabilities in excess of other assets — (7.5)%		(107,976,712)

NET ASSETS — 100.0%		$1,431,420,057

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,528,539; cash collateral of $101,990,870 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,411,321,453	$4,660,160	$—
Affiliated Money Market Mutual Fund	123,415,156	—	—

Total	$1,534,736,609	$4,660,160	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 2.7%
Lockheed Martin Corp.	148,086	$11,906,114
Raytheon Co.	317,250	16,138,508
United Technologies Corp.	72,845	6,166,329

		34,210,951

Auto Components — 1.9%
Lear Corp.	496,444	24,261,218

Capital Markets — 6.6%
Bank of New York Mellon Corp. (The)	762,592	22,778,623
Goldman Sachs Group, Inc. (The)	116,363	18,440,045
Lazard Ltd. (Class A Stock)	292,414	12,158,574
Morgan Stanley	653,266	17,847,227
TD Ameritrade Holding Corp.	590,132	12,316,055

		83,540,524

Chemicals — 1.8%
Dow Chemical Co. (The)	589,282	22,245,395

Commercial Banks — 2.4%
Wells Fargo & Co.	955,637	30,293,693

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	627,097	23,415,802

Communications Equipment — 1.1%
Motorola Mobility Holdings, Inc.(a)(b)	595,255	14,524,222

Computers & Peripherals — 2.6%
Dell, Inc.(b)	1,262,997	18,326,086
Hewlett-Packard Co.	353,106	14,466,753

		32,792,839

Consumer Finance — 2.7%
American Express Co.	374,810	16,941,412
SLM Corp.(b)	1,153,356	17,646,347

		34,587,759

Diversified Consumer Services — 0.8%
H&R Block, Inc.(a)	638,634	10,690,733

Diversified Financial Services — 3.5%
JPMorgan Chase & Co.	651,967	30,055,679
Moody’s Corp.(a)	432,694	14,672,653

		44,728,332

Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.(b)	4,108,529	30,690,712

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	728,321	24,995,977
Wal-Mart Stores, Inc.	265,418	13,815,007

		38,810,984

Food Products — 6.2%
Bunge Ltd.	319,991	23,144,949
ConAgra Foods, Inc.	663,712	15,763,160
Kraft Foods, Inc. (Class A Stock)	291,822	9,151,538
Smithfield Foods, Inc.(b)	772,627	18,589,406
Tyson Foods, Inc. (Class A Stock)	609,000	11,686,710

		78,335,763

Healthcare Providers & Services — 2.0%
Omnicare, Inc.(a)	296,654	8,896,653
WellPoint, Inc.	237,139	16,549,931

		25,446,584

Hotels Restaurants & Leisure — 1.4%
International Game Technology	1,083,199	17,580,320

Independent Power Producers & Energy Traders — 1.5%
Calpine Corp.(a)(b)	1,178,798	18,707,524

Insurance — 5.4%
Arch Capital Group, Ltd.(b)	153,386	15,214,357
Axis Capital Holdings Ltd.	384,873	13,439,765
Berkshire Hathaway, Inc. (Class B Stock)(b)	100,646	8,417,025
MetLife, Inc.	395,790	17,703,687
Travelers Cos., Inc. (The)	228,174	13,571,790

		68,346,624

Internet Software & Services — 1.4%
IAC/InterActiveCorp(a)(b)	593,123	18,321,569

Machinery — 1.6%
Ingersoll-Rand PLC(a)	417,021	20,146,285

Media — 8.9%
Comcast Corp. (Class A Stock)	1,386,316	34,269,731
Liberty Global, Inc., Ser. C(a)(b)	865,437	34,608,826
Time Warner Cable, Inc.	245,779	17,533,874
Viacom, Inc. (Class B Stock)	577,057	26,844,692

		113,257,123

Metals & Mining — 2.5%
Goldcorp, Inc.	258,859	12,891,178
Newmont Mining Corp.	346,072	18,888,610

		31,779,788

Multi-Utilities — 2.3%
National Grid PLC (United Kingdom), ADR	381,361	18,320,582
Sempra Energy	212,656	11,377,096

		29,697,678

Oil, Gas & Consumable Fuels — 14.9%
Anadarko Petroleum Corp.	257,468	21,091,779
Apache Corp.	100,927	13,213,363
Hess Corp.	224,331	19,115,244
Marathon Oil Corp.	356,076	18,982,412
Murphy Oil Corp.	243,536	17,880,413
Noble Energy, Inc.	244,665	23,646,872
Occidental Petroleum Corp.	238,505	24,921,387
Southwestern Energy Co.(b)	325,593	13,990,731
Suncor Energy, Inc.	312,968	14,033,485
Williams Cos., Inc. (The)	712,110	22,203,590

		189,079,276

Pharmaceuticals — 5.1%
Mylan, Inc.(b)	1,236,683	28,035,604
Pfizer, Inc.	827,504	16,806,606
Teva Pharmaceutical Industries Ltd. (Israel), ADR	401,477	20,142,101

		64,984,311

Road & Rail — 1.8%
CSX Corp.	285,350	22,428,510

Software — 4.1%
CA, Inc.	1,452,737	35,127,181
Symantec Corp.(b)	940,428	17,435,535

		52,562,716

Specialty Retail — 1.1%
Staples, Inc.	741,177	14,393,657

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc.(a)(b)	1,306,053	21,210,301
NII Holdings, Inc.(b)	362,824	15,118,876

		36,329,177

TOTAL LONG-TERM INVESTMENTS (cost $1,074,466,031)		1,226,190,069

SHORT-TERM INVESTMENT — 9.2%

AFFILIATED MONEY MARKET MUTUAL FUND— 9.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $117,318,940; includes $71,600,574 of cash collateral received for securities on loan)(c)(d)	117,318,940	117,318,940

TOTAL INVESTMENTS — 105.8% (cost $1,191,784,971)		1,343,509,009

Liabilities in excess of other assets — (5.8)%		(73,669,645)

NET ASSETS — 100.0%		$1,269,839,364

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,217,872; cash collateral of $71,600,574 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,226,190,069	$—	$—
Affiliated Money Market Mutual Fund	117,318,940	—	—

Total	$1,343,509,009	$—	$—

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS

Australia — 4.1%
BHP Billiton Ltd.	239,839	$11,550,496
Rio Tinto Ltd.	54,428	4,771,225

		16,321,721

Belgium — 1.2%
Anheuser-Busch InBev NV	83,920	4,780,426

Brazil — 1.3%
Petroleo Brasileiro SA, ADR	61,615	2,491,094
Vale SA, ADR	76,219	2,541,904

		5,032,998

Canada
Nortel Networks Corp.*	2,492	65

Cayman Islands — 0.3%
Belle International Holdings Ltd.	643,000	1,178,778

China — 1.8%
China Life Insurance Co. Ltd. (Class H Stock)	360,000	1,351,409
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,751,145	3,945,774
Li Ning Co. Ltd.	392,500	661,016
Sands China Ltd.*	537,200	1,198,911

		7,157,110

France — 12.7%
Accor SA	84,756	3,808,266
AXA SA	179,473	3,750,360
BNP Paribas	70,873	5,183,747
GDF Suez	36,510	1,487,575
Imerys SA	35,152	2,577,043
Lafarge SA	67,134	4,187,669
LVMH Moet Hennessy Louis Vuitton SA	31,070	4,918,397
Pernod-Ricard SA	39,942	3,730,305
PPR	22,652	3,471,860
Sanofi-Aventis SA	68,886	4,829,986
Societe Generale	66,775	4,338,927
Total SA	141,021	8,584,730

		50,868,865

Germany — 7.1%
Bayer AG	64,460	4,991,489
Fresenius Medical Care AG & Co. KGaA	31,900	2,142,429
Linde AG	23,200	3,664,352
SAP AG	89,236	5,463,274
Siemens AG	49,542	6,790,067
Symrise AG	58,935	1,728,076
Volkswagen AG (PRFC Shares)	23,200	3,762,988

		28,542,675

Hong Kong — 1.7%
CNOOC Ltd.	1,439,000	3,625,920
Hang Lung Properties Ltd.	682,000	2,985,402

		6,611,322

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	65,580	3,290,149

Italy — 1.2%
Intesa Sanpaolo SpA	797,725	2,360,548
UniCredit SpA	974,586	2,408,772

		4,769,320

Japan — 16.8%
Canon, Inc.	108,850	4,737,160
Daikin Industries Ltd.	76,300	2,284,964
East Japan Railway Co.	31,800	1,768,153
Honda Motor Co. Ltd.	173,200	6,506,973
Japan Tobacco, Inc.	974	3,518,719
Komatsu Ltd.	164,300	5,580,037
Kubota Corp.	392,000	3,694,734
Mitsubishi Corp.	181,200	5,029,945
Mitsubishi UFJ Financial Group, Inc.	450,300	2,078,808
Mitsui Fudosan Co. Ltd.	140,000	2,310,892
Murata Manufacturing Co. Ltd.	34,000	2,448,425
Nidec Corp.	44,500	3,851,888
Nintendo Co. Ltd.	11,500	3,106,576
Nomura Holdings, Inc.	224,300	1,173,004
Omron Corp.	66,200	1,860,731
Shin-Etsu Chemical Co. Ltd.	67,900	3,375,409
SMC Corp.	17,623	2,900,443
Sumitomo Corp.	244,600	3,496,386
Toyota Motor Corp.	142,700	5,747,115
Yahoo! Japan Corp.	5,245	1,876,547

		67,346,909

Mexico — 1.0%
America Movil SAB de CV (Class L Stock), ADR	68,200	3,962,420

Netherlands — 2.5%
ING Groep NV, CVA*	441,487	5,587,881
Reed Elsevier NV	240,151	3,090,291
Wolters Kluwer NV	60,891	1,423,856

		10,102,028

South Korea — 1.0%
Samsung Electronics Co. Ltd., GDR, 144A	9,440	4,010,247

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	317,384	3,850,691
Industria de Diseno Textil SA	30,660	2,460,204

		6,310,895

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	130,500	3,469,304

Switzerland — 11.5%
ABB Ltd.*	198,497	4,767,386
Credit Suisse Group AG	102,430	4,352,578
Holcim Ltd.	46,794	3,525,471
Nestle SA	166,482	9,543,035
Novartis AG	97,122	5,267,956
Roche Holding AG	38,820	5,545,110
SGS SA	1,474	2,623,832
Xstrata PLC	185,738	4,341,316
Zurich Financial Services AG	21,185	5,929,955

		45,896,639

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271,206	3,303,289

United Kingdom — 28.2%
Autonomy Corp. PLC*	93,840	2,392,065
Barclays PLC	864,510	3,849,216
BG Group PLC	338,561	8,423,834
BP PLC	748,628	5,452,341
British American Tobacco PLC	121,680	4,883,909
British Land Co. PLC, REIT	229,666	2,035,589
Burberry Group PLC	202,746	3,818,400
Centrica PLC	698,794	3,646,652
GlaxoSmithKline PLC	203,502	3,883,240
HSBC Holdings PLC	838,591	8,813,315
ICAP PLC	372,366	3,154,024
Imperial Tobacco Group PLC	120,190	3,715,448
Man Group PLC	581,709	2,294,697
Marks & Spencer Group PLC	529,990	2,862,674
Prudential PLC	397,092	4,500,537
Rio Tinto PLC	78,066	5,484,006
Royal Dutch Shell PLC (Class A Stock)	305,970	11,120,151
Standard Chartered PLC	226,485	5,875,036
Tesco PLC	796,188	4,866,331
Tullow Oil PLC	83,050	1,929,165
Unilever PLC	186,329	5,679,304
Vodafone Group PLC	3,238,050	9,168,311
WPP PLC	381,792	4,706,865

		112,555,110

TOTAL LONG-TERM INVESTMENTS (cost $340,344,911)		385,510,270

SHORT-TERM INVESTMENT — 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,257,837)(w)	10,257,837	10,257,837

TOTAL INVESTMENTS — 99.0% (cost $350,602,748)		395,768,107

Other assets in excess of liabilities — 1.0%		3,845,675

NET ASSETS — 100.0%		$399,613,782

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

GDR	Global Depositary Receipt

PRFC	Preference Shares

REIT	Real Estate Investment Trust

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$16,321,721	$—	$—
Belgium	4,780,426	—	—
Brazil	5,032,998	—	—
Canada	65	—	—
Cayman Islands	1,178,778	—	—
China	7,157,110	—	—
France	50,868,865	—	—
Germany	28,542,675	—	—
Hong Kong	6,611,322	—	—
Israel	3,290,149	—	—
Italy	4,769,320	—	—
Japan	67,346,909	—	—
Mexico	3,962,420	—	—
Netherlands	10,102,028	—	—
South Korea	4,010,247	—	—
Spain	6,310,895	—	—
Sweden	3,469,304	—	—
Switzerland	45,896,639	—	—
Taiwan	3,303,289	—	—
United Kingdom	112,555,110	—	—
Affiliated Money Market Mutual Fund	10,257,837	—	—

Total	$395,768,107	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2011 were as follows:

Financials	20.7%
Consumer Discretionary	13.2
Materials	11.9
Industrials	11.5
Energy	10.5
Consumer Staples	9.2
Healthcare	7.5
Information Technology	7.4
Telecommunications Service	3.3
Affiliated Money Market Mutual Fund	2.5
Utilities	1.3

99.0
Other assets in excess of liabilities	1.0

100.0%

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.4%

COMMON STOCKS — 46.4%

Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	39,900	$580,545
Interpublic Group of Cos., Inc. (The)	35,100	441,207
Lamar Advertising Co. (Class A Stock)*(a)	31,200	1,152,528

		2,174,280

Aerospace & Defense — 0.4%
Alliant Techsystems, Inc.	12,900	911,643
Goodrich Corp.	10,430	892,078
HEICO Corp.(a)	12,737	796,317
Lockheed Martin Corp.	6,700	538,680
Northrop Grumman Corp.	9,770	612,677
United Technologies Corp.	65,124	5,512,746

		9,264,141

Agriculture — 0.6%
Archer-Daniels-Midland Co.	9,890	356,139
British American Tobacco PLC (United Kingdom)	139,589	5,602,728
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	828,000	514,137
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,378,941
Japan Tobacco, Inc. (Japan)	563	2,033,921
Philip Morris International, Inc.	28,811	1,890,866
Souza Cruz SA (Brazil)	98,500	1,025,633

		12,802,365

Airlines — 0.1%
Delta Air Lines, Inc.*	80,300	786,940
Thai Airways International PCL (Thailand)	398,000	496,760
Turk Hava Yollari (Turkey)*	229,400	638,852
United Continental Holdings, Inc.*	15,826	363,840

		2,286,392

Apparel — 0.1%
Burberry Group PLC (United Kingdom)	52,610	990,826
Coach, Inc.	21,520	1,119,901
VF Corp.	4,600	453,238

		2,563,965

Auto Parts & Equipment — 0.4%
Bridgestone Corp. (Japan)	30,300	634,923
Dana Holding Corp.*(a)	45,689	794,532
Hankook Tire Co. Ltd. (South Korea)	23,900	781,088
Johnson Controls, Inc.	121,863	5,065,845
Xinyi Glass Holdings Ltd. (Cayman Islands)	888,000	922,414

		8,198,802

Automobile Manufacturers — 0.8%
Daimler AG (Germany)*	17,980	1,270,235
Ford Motor Co.*(a)	76,400	1,139,124
General Motors Co.*(a)	57,448	1,782,611
Honda Motor Co. Ltd. (Japan)	49,700	1,867,186
Hyundai Motor Co. (South Korea)	6,700	1,239,892
Kia Motors Corp. (South Korea)	29,400	1,849,309
Nissan Motor Co. Ltd. (Japan)	138,700	1,230,592
PACCAR, Inc.(a)	58,396	3,057,031
Tata Motors Ltd., ADR (India)	29,400	817,026
Toyota Motor Corp. (Japan)	39,200	1,578,745
Volkswagen AG (PRFC Shares) (Germany)*	16,337	2,649,825

		18,481,576

Banks — 0.9%
Banco do Estado do Rio Grande do Sul (PRFC Shares) (Brazil)	70,100	874,613
Bank of Baroda (India)	35,000	757,254
Canara Bank (India)	54,600	766,751
Capital One Financial Corp.	59,217	3,076,915
Compartamos SAB de CV (Mexico)*	433,000	780,128
DnB NOR ASA (Norway)	79,359	1,217,596
Erste Group Bank AG (Austria)	12,512	631,345
Grupo Financiero Banorte SAB de CV (Class O Stock) (Mexico)	240,900	1,134,176
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	761,475	632,397
Itau Unibanco Holding SA, ADR (Brazil)	97,500	2,344,875
Kasikornbank PCL (Thailand)	276,700	1,161,875
KBC Groep NV (Belgium)*	22,750	855,519
Popular, Inc. (Puerto Rico)*	80,150	233,236
Standard Chartered PLC (United Kingdom)	152,170	3,947,300
Turkiye Garanti Bankasi A/S (Turkey)	130,100	608,349
Turkiye Is Bankasi (Class C Stock) (Turkey)	214,000	684,667
Zions Bancorporation(a)	16,112	371,543

		20,078,539

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	26,315	1,499,010
Cia de Bebidas das Americas (PRFC Shares), ADR (Brazil)	53,700	1,520,247
Coca-Cola Co. (The)	111,419	7,392,651
Diageo PLC, ADR (United Kingdom)(a)	17,200	1,310,984
Dr. Pepper Snapple Group, Inc.	6,860	254,918
PepsiCo, Inc.	35,471	2,284,687
Pernod-Ricard SA (France)	24,739	2,310,450
United Spirits Ltd. (India)	23,200	533,139

		17,106,086

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc.*	7,350	725,298
Biogen Idec, Inc.*	41,992	3,081,793
Celgene Corp.*	65,801	3,785,531
Dendreon Corp.*	28,013	1,048,527
Gilead Sciences, Inc.*	14,600	619,624
Intercell AG (Austria)*	16,893	215,202

		9,475,975

Building Materials — 0.3%
Daikin Industries Ltd. (Japan)	51,600	1,545,270
Holcim Ltd. (Switzerland)	13,100	986,957
Imerys SA (France)*	12,225	896,232
Lafarge SA (France)	13,307	830,061
Martin Marietta Materials, Inc.(a)	5,900	529,053
Nippon Sheet Glass Co. Ltd. (Japan)	326,000	940,611
U.S. Concrete, Inc.*	15,317	145,665

		5,873,849

Chemicals — 1.3%
Air Products & Chemicals, Inc.	16,650	1,501,497
Albemarle Corp.	27,200	1,625,744
Bayer AG (Germany)	42,401	3,283,340
CF Industries Holdings, Inc.	3,500	478,765
Dow Chemical Co. (The)	106,787	4,031,209
E.I. du Pont de Nemours & Co.	123,290	6,777,251
Eastman Chemical Co.	2,400	238,368
Georgia Gulf Corp.*	12,748	471,676
Hanwha Chem Corp. (South Korea)	27,500	1,085,510
Huabao International Holdings Ltd. (Bermuda)	482,000	741,105
Kingboard Chemical Holdings Ltd. (Cayman Islands)	184,500	970,110
Lanxess AG (Germany)*	18,404	1,376,609
Linde AG (Germany)	7,413	1,170,855
LyondellBasell Industries NV (Class A Stock) (Netherlands)*	4,582	181,218
Mosaic Co. (The)	6,172	486,045
Sherwin-Williams Co. (The)	14,400	1,209,456
Shin-Etsu Chemical Co. Ltd. (Japan)	15,300	760,586
Solutia, Inc.*	15,532	394,513
Symrise AG (Germany)	27,700	812,212
Westlake Chemical Corp.	3,180	178,716

		27,774,785

Coal — 0.1%
Arch Coal, Inc.	5,400	194,616
Banpu PCL, NVDR (Thailand)	35,500	894,396

		1,089,012

Commercial Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)	175,344	2,127,377
Banco do Brasil SA (Brazil)	68,200	1,230,202
Bank of America Corp.	424,338	5,656,426
Bank of China Ltd. (Class H Stock) (China)	3,367,000	1,874,271
Barclays PLC (United Kingdom)	550,759	2,452,245
BB&T Corp.	34,638	950,813
China Merchants Bank Co. Ltd. (Class H Stock) (China)	864,500	2,395,045
Huntington Bancshares, Inc.	47,762	317,140
Intesa Sanpaolo SpA (Italy)	213,100	630,584
Lloyds Banking Group PLC (United Kingdom)*	982,291	915,383
M&T Bank Corp.(a)	17,060	1,509,298
Regions Financial Corp.	69,434	504,091
Sumitomo Mitsui Financial Group, Inc. (Japan)	31,900	991,746
SVB Financial Group*(a)	6,593	375,339
Turkiye Halk Bankasi A/S (Turkey)	82,700	640,047
U.S. Bancorp	149,923	3,962,465
UniCredit SpA (Italy)	683,803	1,690,077

		28,222,549

Commercial Services — 0.3%
American Public Education, Inc.*	20,400	825,180
Avis Budget Group, Inc.*	52,600	942,066
Experian PLC (United Kingdom)	85,504	1,058,924
Genpact Ltd. (Bermuda)*	19,430	281,346
New Oriental Education & Technology Group, Inc., ADR (Cayman Islands)*	4,500	450,315
SGS SA (Switzerland)	426	758,313
Sodexo (France)	18,654	1,362,264
Sotheby’s(a)	14,500	762,700
Visa, Inc. (Class A Stock)(a)	3,052	224,688
Weight Watchers International, Inc.	11,730	822,273

		7,488,069

Computers — 2.0%
Accenture PLC (Class A Stock) (Ireland)	15,020	825,649
Apple, Inc.*	51,046	17,786,979
CGI Group, Inc. (Class A Stock) (Canada)*	34,700	726,271
Cognizant Technology Solutions Corp. (Class A Stock)*	38,879	3,164,751
EMC Corp.*	108,363	2,877,038
Fujitsu Ltd. (Japan)	162,000	915,364
Hewlett-Packard Co.	32,694	1,339,473
IHS, Inc. (Class A Stock)*	9,000	798,750
Infosys Technologies Ltd., ADR (India)	41,184	2,952,893
International Business Machines Corp.	33,991	5,542,912
Lexmark International, Inc. (Class A Stock)*	11,000	407,440
MICROS Systems, Inc.*	20,900	1,033,087
NetApp, Inc.*(a)	21,800	1,050,324
Research In Motion Ltd. (Canada)*(a)	3,454	195,393
Riverbed Technology, Inc.*	18,000	677,700
SanDisk Corp.*	40,447	1,864,202
Synopsys, Inc.*	26,900	743,785
Wistron Corp. (Taiwan)	494,000	782,834

		43,684,845

Construction & Engineering — 0.3%
ABB Ltd. (Switzerland)*	58,600	1,407,421
Atlas Copco AB (Class A Stock) (Sweden)	19,885	528,637
Aveng Ltd. (South Africa)	136,200	718,145
Chicago Bridge & Iron Co. NV (Netherlands)	18,900	768,474
China Railway Construction Corp. (Class H Stock) (China)	567,000	588,973
Fluor Corp.	26,319	1,938,658
KBR, Inc.	20,695	781,650

		6,731,958

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	12,740	833,324
Rock-Tenn Co. (Class A Stock)(a)	25,100	1,740,685
Smurfit-Stone Container Corp.*	408	15,769

		2,589,778

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	39,169	3,163,288
L’Oreal SA (France)	10,008	1,165,865
Natura Cosmeticos SA (Brazil)	29,200	822,533
Procter & Gamble Co. (The)	127,285	7,840,756
Shiseido Co. Ltd. (Japan)	10,800	186,968

		13,179,410

Distribution/Wholesale — 0.4%
Genuine Parts Co.	30,000	1,609,200
Marubeni Corp. (Japan)	116,000	835,345
Mitsubishi Corp. (Japan)	53,400	1,482,335
Mitsui & Co. Ltd. (Japan)	89,800	1,609,663
Sumitomo Corp. (Japan)	72,100	1,030,619
W.W. Grainger, Inc.(a)	9,000	1,239,120
Wolseley PLC (United Kingdom)*	13,153	442,893

		8,249,175

Diversified Financial Services — 1.3%
African Bank Investments Ltd. (South Africa)	197,900	1,107,538
American Express Co.	48,368	2,186,234
Ameriprise Financial, Inc.	38,005	2,321,345
BS Financial Group, Inc. (South Korea)*	57,900	839,245
Charles Schwab Corp. (The)	71,500	1,289,145
CME Group, Inc.	5,008	1,510,162
Discover Financial Services	20,206	487,369
Goldman Sachs Group, Inc. (The)	32,903	5,214,138
Hana Financial Group, Inc. (South Korea)	31,000	1,340,945
Housing Development Finance Corp. (India)	91,100	1,432,432
ICAP PLC (United Kingdom)	141,599	1,199,375
Invesco Ltd. (Bermuda)	30,684	784,283
Lazard Ltd. (Class A Stock) (Bermuda)	24,300	1,010,394
MasterCard, Inc. (Class A Stock)	7,937	1,997,902
Morgan Stanley	45,869	1,253,141
NASDAQ OMX Group, Inc. (The)*	38,732	1,000,835
Och-Ziff Capital Management Group LLC (Class A Stock)	41,890	683,645
ORIX Corp. (Japan)	5,000	468,262
T. Rowe Price Group, Inc.	17,430	1,157,701
TD Ameritrade Holding Corp.	12,910	269,432

		27,553,523

Diversified Machinery — 0.4%
Cummins, Inc.	22,720	2,490,566
Deere & Co.	21,700	2,102,513
Kubota Corp. (Japan)	93,000	876,557
Mitsubishi Heavy Industries Ltd. (Japan)	150,000	688,868
Rockwell Automation, Inc.	10,530	996,664
Wabtec Corp.	14,890	1,009,989
Zebra Technologies Corp. (Class A Stock)*	19,950	782,838

		8,947,995

Diversified Manufacturing — 1.1%
3M Co.(a)	33,561	3,137,953
Carlisle Cos., Inc.	56,290	2,507,719
Cookson Group PLC (United Kingdom)*	66,657	737,295
Dover Corp.	7,000	460,180
FUJIFILM Holdings Corp. (Japan)	38,100	1,179,918
General Electric Co.	132,671	2,660,054
Honeywell International, Inc.	74,720	4,461,531
Illinois Tool Works, Inc.	40,280	2,163,842
Parker Hannifin Corp.	2,488	235,564
Siemens AG (Germany)	29,884	4,095,805
Textron, Inc.	5,320	145,715
Tyco International Ltd. (Bermuda)	73,277	3,280,611

		25,066,187

Electric — 1.2%
AES Corp. (The)*	7,131	92,703
Ameren Corp.	2,410	67,649
American Electric Power Co., Inc.	35,877	1,260,718
Cia Energetica de Minas Gerais, ADR (Brazil)	71,800	1,383,586
CMS Energy Corp.(a)	20,284	398,378
Consolidated Edison, Inc.	2,994	151,856
Constellation Energy Group, Inc.	15,345	477,690
Dominion Resources, Inc.	6,301	281,655
DTE Energy Co.	1,639	80,245
Duke Energy Corp.	13,932	252,866
Edison International	3,389	124,003
EDP — Energias do Brasil SA, 144A (Brazil)	35,900	868,557
Enel SpA (Italy)	226,356	1,426,875
Entergy Corp.	1,952	131,194
Exelon Corp.	6,962	287,113
FirstEnergy Corp.	3,269	121,247
GDF Suez (France)	50,406	2,053,758
International Power PLC (United Kingdom)	93,652	462,731
NextEra Energy, Inc.	78,885	4,348,141
Northeast Utilities	37,995	1,314,627
NRG Energy, Inc.*(a)	2,699	58,136
NV Energy, Inc.	115,650	1,722,028
PG&E Corp.	80,376	3,551,012
PPL Corp.	4,862	123,009
Progress Energy, Inc.	14,703	678,396
Public Service Enterprise Group, Inc.	30,520	961,685
SCANA Corp.	3,378	132,992
Southern Co.	64,160	2,445,138
Wisconsin Energy Corp.	2,450	74,725
Xcel Energy, Inc.	8,291	198,072

		25,530,785

Electronic Components & Equipment — 0.4%
EnerSys*	20,500	814,875
LS Industrial Systems Co. Ltd. (South Korea)	8,800	649,802
Mitsubishi Electric Corp. (Japan)	170,000	2,006,973
Nidec Corp. (Japan)	10,500	908,872
Schneider Electric SA (France)	11,487	1,963,284
TE Connectivity Ltd. (Switzerland)	92,005	3,203,614

		9,547,420

Electronics — 0.6%
Agilent Technologies, Inc.*(a)	49,610	2,221,536
Amphenol Corp. (Class A Stock)	17,020	925,718
Gentex Corp.(a)	28,640	866,360
Hon Hai Precision Industry Co. Ltd. (Class S Stock), GDR (Taiwan)	388,198	2,719,443
Koninklijke Philips Electronics NV (Netherlands)*	52,945	1,692,376
LG Display Co. Ltd., ADR (South Korea)	53,200	836,836
Murata Manufacturing Co. Ltd. (Japan)	9,400	676,918
Omron Corp. (Japan)	15,400	432,859
Premier Farnell PLC (United Kingdom)	153,575	668,392
Thermo Fisher Scientific, Inc.*	6,360	353,298
Tripod Technology Corp. (Taiwan)	144,000	634,145
Unimicron Technology Corp. (Taiwan)	326,000	554,299
Vishay Intertechnology, Inc.*	22,400	397,376

		12,979,556

Entertainment
International Game Technology	34,000	551,820

Environmental Control
Republic Services, Inc.	30,700	922,228

Financial — Bank & Trust — 1.5%
BNP Paribas (France)	46,311	3,387,249
Citigroup, Inc.*	1,342,240	5,932,701
Credit Suisse Group AG (Switzerland)	60,372	2,565,399
Fifth Third Bancorp	53,594	743,885
HSBC Holdings PLC (QMTF) (United Kingdom)	145,174	1,492,822
HSBC Holdings PLC (XHKG) (United Kingdom)	282,000	2,963,727
Mitsubishi UFJ Financial Group, Inc. (Japan)	142,700	658,774
Societe Generale (France)	21,872	1,421,206
State Street Corp.	22,256	1,000,184
SunTrust Banks, Inc.	22,900	660,436
Wells Fargo & Co.	400,158	12,685,008

		33,511,391

Food — 0.8%
Campbell Soup Co.	25,923	858,311
Charoen Pokphand Foods PCL, NVDR (Thailand)	1,074,100	914,468
ConAgra Foods, Inc.	29,430	698,962
General Mills, Inc.(a)	61,306	2,240,734
J.M. Smucker Co. (The)	30,300	2,163,117
Kellogg Co.	2,860	154,383
Nestle SA (Switzerland)	46,900	2,688,389
Shoprite Holdings Ltd. (South Africa)	76,800	1,178,054
Sysco Corp.	40,449	1,120,437
Tyson Foods, Inc. (Class A Stock)	21,600	414,504
Unilever NV, CVA (Netherlands)	70,774	2,219,147
Unilever PLC (United Kingdom)	84,775	2,583,940

		17,234,446

Food & Staples Retailing — 0.1%
Kroger Co. (The)	59,841	1,434,389
Tesco PLC (United Kingdom)	215,665	1,318,152

		2,752,541

Forest Products & Paper — 0.1%
Abitibi Escrow Shares	996,000	11,205
AbitibiBowater, Inc.*	7,373	198,112
Kimberly-Clark de Mexico SAB de CV (Class A Stock) (Mexico)	124,100	771,970
MeadWestvaco Corp.	21,400	649,062
Stora Enso Oyj (Class R Stock) (Finland)	51,593	614,551
UPM-Kymmene Oyj (Finland)*	30,858	652,478

		2,897,378

Gas — 0.5%
CenterPoint Energy, Inc.	4,322	75,894
Centrica PLC (United Kingdom)	654,397	3,414,966
Energen Corp.	27,300	1,723,176
National Grid PLC (United Kingdom)	68,635	654,023
NiSource, Inc.	2,936	56,313
Perusahaan Gas Negara PT (Indonesia)	1,237,500	554,264
Sempra Energy	55,760	2,983,160
Snam Rete Gas SpA (Italy)	236,955	1,331,827

		10,793,623

Hand/Machine Tools
SMC Corp. (Japan)	3,474	571,761

Healthcare Products — 0.4%
Baxter International, Inc.	3,752	201,745
Becton Dickinson & Co.	16,200	1,289,844
Hengan International Group Co. Ltd. (Cayman Islands)	204,500	1,516,947
Johnson & Johnson	52,100	3,086,925
Sirona Dental Systems, Inc.*	18,700	937,992
Thoratec Corp.*(a)	29,240	758,193

		7,791,646

Healthcare Services — 0.8%
Aetna, Inc.	658	24,629
DaVita, Inc.*	13,483	1,152,931
Emeritus Corp.*(a)	25,370	645,920
Fresenius Medical Care AG & Co. KGaA (Germany)	28,287	1,899,777
HealthSpring, Inc.*	16,240	606,889
Humana, Inc.*	17,000	1,188,980
Lincare Holdings, Inc.(a)	89,600	2,657,536
National Healthcare Corp.	35,500	1,650,395
Quest Diagnostics, Inc.	8,100	467,532
Roche Holding AG (Switzerland)	9,000	1,285,574
UnitedHealth Group, Inc.	96,176	4,347,155
Universal Health Services, Inc. (Class B Stock)	16,384	809,534
WellPoint, Inc.	6,625	462,359

		17,199,211

Holding Companies — Diversified — 0.3%
Hutchison Whampoa Ltd. (Hong Kong)	66,000	781,457
Imperial Holdings Ltd. (South Africa)	25,900	437,218
Jardine Matheson Holdings Ltd. (Bermuda)	18,800	825,320
LG Corp. (South Korea)	15,600	1,163,298
LVMH Moet Hennessy Louis Vuitton SA (France)	8,593	1,360,276
Wharf Holdings Ltd. (The) (Hong Kong)	144,000	993,193

		5,560,762

Home Builders — 0.1%
Lennar Corp. (Class A Stock)(a)	25,836	468,148
NVR, Inc.*(a)	1,176	889,056

		1,357,204

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	121,100	559,991
Harman International Industries, Inc.	19,500	912,990
Teco Electric and Machinery Co. Ltd. (Taiwan)	1,365,000	956,217

		2,429,198

Household Products/ Wares — 0.2%
Fortune Brands, Inc.	33,700	2,085,693
Reckitt Benckiser Group PLC (United Kingdom)	24,772	1,272,458

		3,358,151

Insurance — 2.2%
ACE Ltd. (Switzerland)	54,804	3,545,819
Aflac, Inc.	16,553	873,667
Allianz SE (Germany)	8,420	1,181,702
Allstate Corp. (The)	5,880	186,866
Aon Corp.	41,369	2,190,902
AXA SA (France)	53,700	1,122,143
Berkshire Hathaway, Inc. (Class A Stock)*	9	1,127,700
Berkshire Hathaway, Inc. (Class B Stock)*	20,192	1,688,657
China Life Insurance Co. Ltd. (Class H Stock) (China)	100,000	375,391
Cincinnati Financial Corp.	21,600	708,480
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	510	769,476
Everest Re Group Ltd. (Bermuda)	5,200	458,536
Fortegra Financial Corp.*	55,400	629,344
Genworth Financial, Inc. (Class A Stock)*(a)	64,900	873,554
ING Groep NV, CVA (Netherlands)*	235,529	2,981,080
Lincoln National Corp.	27,633	830,095
Loews Corp.	124,300	5,356,087
MetLife, Inc.	161,279	7,214,010
Old Republic International Corp.	55,500	704,295
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	28,725	388,649
PartnerRe Ltd. (Bermuda)	1,600	126,784
ProAssurance Corp.*	22,900	1,451,173
Prudential PLC (United Kingdom)	189,249	2,144,899
RenaissanceRe Holdings Ltd. (Bermuda)	14,372	991,524
Sanlam Ltd. (South Africa)	298,000	1,215,787
Sul America SA (Brazil)	69,400	867,155
Transatlantic Holdings, Inc.	32,100	1,562,307
Travelers Cos., Inc. (The)(a)	15,800	939,784
W.R. Berkley Corp.	63,500	2,045,335
XL Group PLC (Ireland)	46,234	1,137,357
Zurich Financial Services AG (Switzerland)	9,374	2,623,904

		48,312,462

Internet Software & Services — 0.6%
Amazon.com, Inc.*(a)	34,521	6,218,268
Expedia, Inc.	53,600	1,214,576
Google, Inc. (Class A Stock)*	5,044	2,956,843
IAC/InterActiveCorp*	31,601	976,155
Tencent Holdings Ltd. (Cayman Islands)	51,000	1,242,455
Yahoo! Japan Corp. (Japan)	1,771	633,625

		13,241,922

Investment Companies — 0.1%
Man Group PLC (United Kingdom)	435,441	1,717,706
Resolution Ltd. (Guernsey)	270,994	1,286,370

		3,004,076

Iron/Steel — 0.3%
ArcelorMittal (Luxembourg)	25,976	939,652
Dongkuk Steel Mill Co. Ltd. (South Korea)	25,200	907,425
JFE Holdings, Inc. (Japan)	39,300	1,149,991
Kumba Iron Ore Ltd. (South Africa)	18,100	1,278,906
POSCO, ADR (South Korea)	11,600	1,325,764

		5,601,738

Leisure Time — 0.2%
Carnival Corp. (Panama)	53,686	2,059,395
Harley-Davidson, Inc.	50,600	2,149,994
Royal Caribbean Cruises Ltd. (Liberia)*	5,040	207,950

		4,417,339

Lodging — 0.3%
Accor SA (France)	23,650	1,062,645
City Developments Ltd. (Singapore)	27,000	246,759
Gaylord Entertainment Co.*(a)	26,100	905,148
Genting Singapore PLC (Singapore)*	293,000	476,517
Intercontinental Hotels Group PLC (United Kingdom)	130,562	2,676,756
Kangwon Land, Inc. (South Korea)	33,500	777,223
Monarch Casino & Resort, Inc.*	38,700	402,480
Sands China Ltd. (Cayman Islands)*	132,400	295,487
Starwood Hotels & Resorts Worldwide, Inc.(a)	4,824	280,371

		7,123,386

Machinery — Construction & Mining — 0.1%
Joy Global, Inc.	4,800	474,288
Komatsu Ltd. (Japan)	49,300	1,674,351

		2,148,639

Media — 1.4%
AH Belo Corp. (Class A Stock)*	45,470	380,129
Belo Corp. (Class A Stock)*	63,220	556,968
Cablevision Systems Corp. (Class A Stock)	19,100	661,051
CBS Corp. (Class B Stock)	60,255	1,508,785
Comcast Corp. (Class A Stock)	99,951	2,470,789
Discovery Communications, Inc. (Class A Stock)*	6,500	259,350
Entercom Communications Corp. (Class A Stock)*	52,100	574,142
Gannett Co., Inc.	139,984	2,131,956
LIN TV Corp. (Class A Stock)*	87,000	515,910
Reed Elsevier NV (Netherlands)	79,564	1,023,839
Scripps Networks Interactive, Inc. (Class A Stock)(a)	20,700	1,036,863
Sirius XM Radio, Inc.*(a)	386,170	641,042
Time Warner Cable, Inc.	7,600	542,184
Time Warner, Inc.	273,302	9,756,882
Viacom, Inc. (Class B Stock)	12,230	568,940
Walt Disney Co. (The)(a)	132,359	5,703,349
Washington Post Co. (The) (Class B Stock)(a)	1,300	568,828
Wolters Kluwer NV (Netherlands)	25,054	585,855
WPP PLC (United Kingdom)	194,697	2,400,293

		31,887,155

Medical Products — 0.1%
Covidien PLC (Ireland)	50,090	2,601,675

Metal Fabricate/Hardware
Timken Co.	11,352	593,710

Mining — 1.3%
Alcoa, Inc.	143,780	2,537,717
Aquarius Platinum Ltd. (Bermuda)	35,594	197,338
BHP Billiton Ltd. (Australia)	62,582	3,013,910
BHP Billiton PLC (United Kingdom)	17,940	707,976
First Quantum Minerals Ltd. (Canada)	11,263	1,457,045
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	99,224	5,511,893
Impala Platinum Holdings Ltd. (South Africa)	14,136	409,014
KGHM Polska Miedz SA (Poland)	20,400	1,294,577
Kinross Gold Corp. (Canada)	91,692	1,445,130
Mining & Metallurgical Co. Norilsk Nickel, ADR (Russia)	65,800	1,729,224
Newmont Mining Corp.	19,219	1,048,973
Rio Tinto Ltd. (Australia)	12,266	1,075,253
Rio Tinto PLC (United Kingdom)	41,550	2,918,818
Stillwater Mining Co.*	8,851	202,954
Vale SA (PRFC Shares), ADR (Brazil)	90,700	2,677,464
Vale SA, ADR (Brazil)	23,000	767,050
Xstrata PLC (United Kingdom)	93,757	2,191,414

		29,185,750

Office Equipment — 0.1%
Canon, Inc. (Japan)	31,000	1,349,122

Oil & Gas — 4.1%
Anadarko Petroleum Corp.	8,503	696,566
Apache Corp.	27,390	3,585,899
BG Group PLC (United Kingdom)	193,965	4,826,099
BP PLC (United Kingdom)	425,206	3,096,823
Cairn Energy PLC (United Kingdom)*	82,153	609,005
Chevron Corp.	73,603	7,907,170
CNOOC Ltd. (Hong Kong)	1,322,000	3,331,109
Concho Resources, Inc.*	19,530	2,095,569
ConocoPhillips	23,063	1,841,811
Devon Energy Corp.	75,263	6,906,886
Dragon Oil PLC (Ireland)*	83,000	796,233
Ensco International PLC, ADR (United Kingdom)(a)	4,798	277,516
EOG Resources, Inc.(a)	25,074	2,971,520
Exxon Mobil Corp.	169,126	14,228,570
Forest Oil Corp.*	26,060	985,850
Hess Corp.	17,888	1,524,237
JX Holdings, Inc. (Japan)	174,200	1,172,782
KazMunaiGas Exploration Production, GDR (Kazakhstan)	34,800	776,318
Lukoil OAO, ADR (Russia)	26,900	1,920,391
Marathon Oil Corp.	20,000	1,066,200
Noble Energy, Inc.	1,596	154,253
NuStar GP Holdings LLC	41,600	1,516,320
Occidental Petroleum Corp.	36,928	3,858,607
PetroChina Co. Ltd. (Class H Stock) (China)	1,420,000	2,150,478
Petroleo Brasileiro SA, ADR (Brazil)	10,680	431,792
Petroleo Brasileiro SA, ADR (Sponsored) (Brazil)	75,000	2,665,500
PTT PCL (Thailand)	113,700	1,330,792
Rosneft Oil Co., GDR (Russia)	114,100	1,044,015
Rowan Cos., Inc.*	9,900	437,382
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	187,205	6,803,764
SK Holdings Co. Ltd. (South Korea)	8,100	1,218,378
Tatneft (Russia)	33,900	1,310,218
Total SA (France)	67,245	4,093,576
Tullow Oil PLC (United Kingdom)	69,196	1,607,351
Tupras Turkiye Petrol Rafine (Turkey)	36,600	1,076,157
Valero Energy Corp.	29,376	875,992

		91,191,129

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	26,402	1,938,699
Cameron International Corp.*(a)	33,549	1,915,648
Halliburton Co.	9,916	494,213
National Oilwell Varco, Inc.	27,258	2,160,742
Schlumberger Ltd. (Netherlands)	62,680	5,845,537

		12,354,839

Pharmaceuticals — 1.9%
Abbott Laboratories	118,324	5,803,792
AmerisourceBergen Corp.(a)	43,500	1,720,860
Bristol-Myers Squibb Co.	51,500	1,361,145
Cardinal Health, Inc.	39,499	1,624,594
Endo Pharmaceuticals Holdings, Inc.*	10,700	408,312
GlaxoSmithKline PLC (United Kingdom)	129,967	2,480,040
McKesson Corp.	15,787	1,247,962
Medco Health Solutions, Inc.*	6,554	368,073
Merck & Co., Inc.	178,037	5,877,001
Mylan, Inc.*	28,500	646,095

Novartis AG (Switzerland)	30,600	1,659,763
Pfizer, Inc.	381,691	7,752,144
Sanofi-Aventis SA (France)	61,236	4,293,601
Shire PLC (United Kingdom)	36,718	1,066,740
Teva Pharmaceutical Industries Ltd., ADR (Israel)	40,128	2,013,222
Valeant Pharmaceuticals International, Inc. (Canada)(a)	44,260	2,204,591
Watson Pharmaceuticals, Inc.*	14,430	808,224

		41,336,159

Pipelines — 0.4%
China Gas Holdings Ltd. (Bermuda)	1,474,000	723,873
El Paso Corp.	71,500	1,287,000
Energy Transfer Equity LP	38,300	1,723,500
Kinder Morgan Management LLC*	10,814	709,290
Kinder Morgan, Inc.*(a)	8,300	246,012
ONEOK, Inc.	42,105	2,815,982
Williams Cos., Inc. (The)	28,000	873,040

		8,378,697

Real Estate — 1.2%
Agile Property Holdings Ltd. (Cayman Islands)	128,000	201,744
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	51,400	1,668,444
Brookfield Properties Corp. (Canada)	38,844	687,533
CapitaLand Ltd. (Singapore)	736,000	1,926,854
China Overseas Land & Investment Ltd. (Hong Kong)	994,000	2,021,595
China Resources Land Ltd. (Cayman Islands)	820,000	1,534,888
Deutsche Wohnen AG (Germany)*	9,314	134,373
First Capital Realty, Inc. (Canada)	25,985	429,912
Hang Lung Properties Ltd. (Hong Kong)	818,000	3,580,732
Helical Bar PLC (United Kingdom)	73,880	320,949
Henderson Land Development Co. Ltd. (Hong Kong)	35,000	242,526
Hongkong Land Holdings Ltd. (Bermuda)	192,000	1,351,680
Jones Lang LaSalle, Inc.	3,900	388,986
Mitsubishi Estate Co. Ltd. (Japan)	94,000	1,590,022
Mitsui Fudosan Co. Ltd. (Japan)	104,000	1,716,663
New World Development Ltd. (Hong Kong)	385,000	680,062
Norwegian Property ASA (Norway)*	126,229	231,676
Sino Land Co. Ltd. (Hong Kong)	338,000	600,518
Soho China Ltd. (Cayman Islands)	1,064,000	912,365
Sponda Oyj (Finland)	115,842	658,324
Sumitomo Realty & Development Co. Ltd. (Japan)	43,000	860,207
Sun Hung Kai Properties Ltd. (Hong Kong)	290,000	4,593,144
Technopolis PLC (Finland)	30,314	162,392
WP Carey & Co. LLC	28,299	1,010,274

		27,505,863

Real Estate Investment Trusts — 2.7%
Agree Realty Corp.(a)	34,494	774,390
Alexandria Real Estate Equities, Inc.	3,290	256,521
AMB Property Corp.	8,000	287,760
Annaly Capital Management, Inc.	92,900	1,621,105
Artis Real Estate Investment Trust (Canada)	15,950	233,944
AvalonBay Communities, Inc.	10,700	1,284,856
Boston Properties, Inc.	27,280	2,587,508
Brandywine Realty Trust	5,850	71,019
BRE Properties, Inc.	11,900	561,442
British Land Co. PLC (United Kingdom)	130,041	1,152,587
Camden Property Trust	29,450	1,673,349
Canadian Apartment Properties REIT (Canada)	8,600	172,621
CapitaCommercial Trust (Singapore)	332,000	366,109
CapitaMall Trust (Singapore)	193,000	287,854
CFS Retail Property Trust (Australia)	81,170	154,483
Cofinimmo (Belgium)	3,444	503,944
Colonial Properties Trust	20,010	385,193
Cominar Real Estate Investment Trust (Canada)	12,800	299,701
Commonwealth Property Office Fund (Australia)	638,859	568,292
Corio NV (Netherlands)	11,897	832,227
Cousins Properties, Inc.	98,256	820,438
DCT Industrial Trust, Inc.	191,610	1,063,435
Developers Diversified Realty Corp.	50,720	710,080
Dexus Property Group (Australia)	741,510	651,934
Digital Realty Trust, Inc.	37,720	2,193,041
DuPont Fabros Technology, Inc.	46,850	1,136,112
Education Realty Trust, Inc.	56,960	457,389
Equity Residential	15,100	851,791
Essex Property Trust, Inc.	3,700	458,800
Excel Trust, Inc.(a)	63,500	748,665
Frontier Real Estate Investment Corp. (Japan)	40	354,893
GECINA SA (France)	2,831	390,455
Getty Realty Corp.(a)	28,100	642,928
Glimcher Realty Trust	42,700	394,975
Goodman Group (Australia)	690,046	488,918
HCP, Inc.	69,260	2,627,724
Health Care REIT, Inc.	6,800	356,592
Home Properties, Inc.	12,748	751,495
Host Hotels & Resorts, Inc.	68,400	1,204,524
Hudson Pacific Properties, Inc.	3,350	49,245
Japan Real Estate Investment Corp. (Japan)	100	946,141
Kenedix Realty Investment Corp. (Japan)	98	402,933
Kilroy Realty Corp.	12,290	477,221
Klepierre (France)*	15,693	636,954
Land Securities Group PLC (United Kingdom)	86,009	1,012,057
LaSalle Hotel Properties	17,300	467,100
Liberty Property Trust	18,900	621,810
Link (The) (Hong Kong)	125,000	391,300
London & Stamford Property PLC (United Kingdom)	191,960	384,930

Macerich Co. (The)	13,800	683,514
Mack-Cali Realty Corp.	25,300	857,670
Mirvac Group (Australia)	267,112	343,978
National Health Investors, Inc.	17,100	819,432
Nationwide Health Properties, Inc.	15,000	637,950
Nieuwe Steen Investments NV (Netherlands)	20,420	423,958
Nippon Building Fund, Inc. (Japan)	66	642,703
Nomura Real Estate Residential Fund, Inc. (Japan)	82	457,418
ProLogis	64,100	1,024,318
Public Storage, Inc.	9,800	1,086,918
Regency Centers Corp.(a)	68,367	2,972,597
RioCan Real Estate Investment Trust (Canada)	26,663	700,196
Segro PLC (United Kingdom)	160,271	826,603
Senior Housing Properties Trust	23,150	533,376
Simon Property Group, Inc.	27,400	2,936,184
Stockland (Australia)	241,810	927,932
Unibail-Rodamco (France)	12,581	2,725,271
Vastned Offices/Industrial (Netherlands)	8,447	147,004
Vornado Realty Trust	13,000	1,137,500
Weingarten Realty Investors	22,600	566,356
Wereldhave NV (Netherlands)	3,127	333,963
Westfield Group (Australia)	212,668	2,054,551
Westfield Retail Trust (Australia)	196,986	533,832

		59,142,009

Retail — 1.1%
AutoZone, Inc.*(a)	9,960	2,724,658
Bed Bath & Beyond, Inc.*	39,500	1,906,665
BJ’s Restaurants, Inc.*(a)	18,600	731,538
Brinker International, Inc.	15,200	384,560
Cheesecake Factory, Inc. (The)*	19,900	598,791
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	14,427	833,263
Darden Restaurants, Inc.	7,082	347,939
Dick’s Sporting Goods, Inc.*	32,200	1,287,356
Dillard’s, Inc. (Class A Stock)	9,119	365,854
Home Depot, Inc. (The)	62,562	2,318,548
Inditex SA (Spain)	10,000	802,415
Li Ning Co. Ltd. (Cayman Islands)	107,500	181,043
Limited Brands, Inc.	7,900	259,752
Lowe’s Cos., Inc.	22,336	590,341
McDonald’s Corp.	15,936	1,212,570
Mr. Price Group Ltd. (South Africa)	86,300	781,356
Pick’n Pay Stores Ltd. (South Africa)	112,100	762,578
Sears Holdings Corp.*(a)	28,600	2,363,790
Wal-Mart Stores, Inc.(a)	23,200	1,207,560
Walgreen Co.	64,800	2,601,072
Yum! Brands, Inc.	24,403	1,253,826

		23,515,475

Retail & Merchandising — 0.6%
Belle International Holdings Ltd. (Cayman Islands)	525,000	962,454
CVS Caremark Corp.	22,179	761,183
Gap, Inc. (The)	152,100	3,446,586
Kohl’s Corp.	18,177	964,108
Macy’s, Inc.	34,823	844,806
Marks & Spencer Group PLC (United Kingdom)	124,484	672,385
OfficeMax, Inc.*	42,500	549,950
PPR (France)	15,240	2,335,827
Staples, Inc.	54,526	1,058,895
Target Corp.	11,896	594,919
TJX Cos., Inc. (The)	32,300	1,606,279

		13,797,392

Savings & Loan — 0.1%
Capitol Federal Financial, Inc.	24,000	270,480
People’s United Financial, Inc.(a)	82,600	1,039,108

		1,309,588

Semiconductors — 1.3%
Analog Devices, Inc.	40,205	1,583,273
Applied Materials, Inc.	65,570	1,024,203
ASML Holding NV (Netherlands)*	23,992	1,057,441
Avago Technologies Ltd. (Singapore)	11,400	354,540
Broadcom Corp. (Class A Stock)	91,662	3,609,650
Infineon Technologies AG (Germany)	109,436	1,122,090
Intersil Corp. (Class A Stock)	62,910	783,229
KLA-Tencor Corp.	21,908	1,037,782
Lam Research Corp.*	51,830	2,936,688
LSI Corp.*	29,740	202,232
Macronix International (Taiwan)	1,161,000	769,881
Marvell Technology Group Ltd. (Bermuda)*	59,442	924,323
Novellus Systems, Inc.*	24,733	918,336
NVIDIA Corp.*	37,628	694,613
Samsung Electronics Co. Ltd. (South Korea)	2,523	2,143,613
Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	8,600	3,653,403
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	245,275	2,987,449
Xilinx, Inc.	116,947	3,835,862

		29,638,608

Shipbuilding
Huntington Ingalls Industries, Inc.*	1,628	67,576

Software — 1.1%
Adobe Systems, Inc.*	85,270	2,827,553
Autodesk, Inc.*	25,800	1,138,038
Autonomy Corp. PLC (United Kingdom)*	23,816	607,091
Citrix Systems, Inc.*	15,351	1,127,684
Concur Technologies, Inc.*(a)	12,100	670,945
Microsoft Corp.	324,151	8,220,469
Nuance Communications, Inc.*(a)	34,100	666,996
Oracle Corp.	188,450	6,288,577
salesforce.com, Inc.*(a)	4,900	654,542
SAP AG (Germany)	22,580	1,382,410
Taleo Corp. (Class A Stock)*	19,020	678,063
VeriFone Systems, Inc.*	2,950	162,103

		24,424,471

Storage
Safestore Holdings PLC (United Kingdom)	84,499	207,398

Telecommunications — 2.6%
Advanced Info Service PCL (Thailand)	296,800	883,187
America Movil SAB de CV (Class L Stock), ADR (Mexico)	19,900	1,156,190
American Tower Corp. (Class A Stock)*	7,795	403,937
AT&T, Inc.	238,902	7,310,401
Cable & Wireless Worldwide (United Kingdom)	13,609	11,451
CenturyLink, Inc.(a)	35,444	1,472,698
China Mobile Ltd. (Hong Kong)	60,000	552,674
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	40,400	1,258,864
Cisco Systems, Inc.	207,381	3,556,584
Corning, Inc.	24,580	507,085
JDS Uniphase Corp.*	29,300	610,612
Juniper Networks, Inc.*	74,891	3,151,413
KDDI Corp. (Japan)	143	885,369
Koninklijke KPN NV (Netherlands)	239,177	4,074,300
KT Corp. (South Korea)	1,570	55,675
KT Corp., ADR (South Korea)	36,660	715,970
Mobile Telesystems OJSC, ADR (Russia)	58,200	1,235,586
Motorola Mobility Holdings, Inc.*	36,533	891,405
QUALCOMM, Inc.	86,243	4,728,704
Singapore Telecommunications Ltd. (Singapore)	561,000	1,344,086
Sprint Nextel Corp.*	514,545	2,387,489
Telecom Argentina SA, ADR (Argentina)	27,400	679,520
Telefonica SA (Spain)	131,347	3,288,236
Telekomunikacja Polska SA (Poland)	168,500	1,044,372
Telephone & Data Systems, Inc.	32,900	971,208
Turkcell Iletisim Hizmet A/S, ADR (Turkey)	40,000	601,200
Verizon Communications, Inc.	107,174	4,130,486
Vivo Participacoes SA, ADR (Brazil)	27,800	1,122,564
Vodafone Group PLC (United Kingdom)	2,245,705	6,358,556
Vodafone Group PLC, ADR (United Kingdom)	38,400	1,104,000
ZTE Corp. (Class H Stock) (China)	132,800	618,028

		57,111,850

Toys
Nintendo Co. Ltd. (Japan)	2,900	783,397

Transportation — 0.7%
CSX Corp.	25,920	2,037,312
East Japan Railway Co. (Japan)	25,900	1,440,100
GATX Corp.	16,400	634,024
J.B. Hunt Transport Services, Inc.	22,210	1,008,778
Norfolk Southern Corp.	50,322	3,485,805
Old Dominion Freight Line, Inc.*	28,200	989,538
Teekay Corp. (Marshall Island)	89,600	3,308,928
U-Ming Marine Transport Corp. (Taiwan)	336,000	715,270
Union Pacific Corp.	22,661	2,228,256

		15,848,011

Water — 0.1%
American Water Works Co., Inc.	33,055	927,193
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	26,000	750,865
Northumbrian Water Group PLC (United Kingdom)	67,691	360,738

		2,038,796

TOTAL COMMON STOCKS (cost $925,920,872)		1,021,990,609

EXCHANGE TRADED FUND
WisdomTree Dreyfus Chinese Yuan Fund(a) (cost $198,861)	7,900	200,344

PREFERRED STOCKS — 0.1%

Automobile Manufacturers — 0.1%
General Motors Co., Series B, 4.75%, CVT	14,000	674,800
Motors Liquidation Co., Series D, 1.50%, CVT	110,000	798,875

		1,473,675

Banks
Ally Financial, Inc., 7.00%, 144A	311	289,405

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	76,500

Home Builders
M/I Homes, Inc., Series A, 9.75%	46,640	837,654

Real Estate Investment Trust
Strategic Hotels & Resorts, Inc., Series A, 8.50%	500	13,710

TOTAL PREFERRED STOCKS (cost $2,737,008)		2,690,944

UNAFFILIATED MUTUAL FUNDS — 0.1%
Cohen & Steers Infrastructure Fund, Inc.	86,672	1,529,761
Nuveen Municipal Value Fund	28,500	257,640

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,590,191)		1,787,401

EXCHANGE TRADED NOTE
iPath S&P 500 VIX Short-Term Futures* (cost $122,132)	1,450	42,572

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 0.7%

AH Mortgage Advance Trust,
Series 2010-ADV1, Class A1, 144A
3.968%	08/15/22	AAA(d)	$275	275,687
Series 2010-ADV2, Class A1, 144A
4.21%	05/10/41	AAA(d)	655	656,637
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.45%	05/15/14	Aaa	510	513,975
Series 2010-3, Class A4
1.55%	08/17/15	Aaa	467	462,146
Series 2010-4, Class A4
1.35%	12/15/15	AAA(d)	1,000	978,183
Series 2011-1, Class A3
1.38%	01/15/15	Aaa	355	355,302
Bank of America Auto Trust,
Series 2010-2, Class A3
1.31%	07/15/14	Aaa	590	594,070

Centex Home Equity,
Series 2004-D, Class AF4
4.68%	06/25/32	A1	600		593,845
Chase Funding Mortgage Loan Asset Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	404		401,864
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.348%	08/25/33	Aa3	563		552,607
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.30%(c)	12/25/36	Caa1	86		77,335
CNH Equipment Trust,
Series 2010-A, Class A3
1.54%	07/15/14	Aaa	1,004		1,011,247
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1	250		251,926
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.15%	01/25/43	Aaa	497		500,886
Equity One ABS, Inc.,
Series 2003-2, Class M1
5.05%(c)	09/25/33	Baa1	504		428,646
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF9, Class A3
0.53%(c)	10/25/35	AAA(d)	1,520		1,484,444
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-2, Class A1
0.524%(c)	01/20/35	Aaa	451		416,635
Home Equity Asset Trust,
Series 2005-2, Class M2
0.73%(c)	07/25/35	Baa2	650		608,474
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.80%	04/17/17	Aaa	845		845,119
HSBC Home Equity Loan Trust,
Series 2006-1, Class A1
0.414%(c)	01/20/36	Aaa	420		386,213
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.55%(c)	11/25/35	B3	92		70,809
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.42%	08/15/14	Aaa	550		554,208
Park Place Securities, Inc.,
Series 2005-WHQ3, Class M2
0.70%(c)	06/25/35	Baa1	200		152,626
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A2
0.44%(c)	01/25/36	B2	869		784,390
Residential Asset Securities Corp.,
Series 2006-KS1, Class A4
0.55%(c)	02/25/36	Caa2	500		369,013
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.25%(c)	10/25/33	AAA(d)	1,000		863,096
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.45%	02/25/32	Aaa	214		202,892
Toyota Auto Receivables Owner Trust,
Series 2011-A, Class A3
0.98%	10/15/14	Aaa	1,095		1,094,048

TOTAL ASSET-BACKED SECURITIES (cost $15,192,611)					15,486,323

BANK LOANS(c)(g) — 0.3%

Avaya, Inc.
3.06%	10/26/14	B1	166		160,324
4.81%	10/26/14	B1	333		322,043
Boyd Gaming Corp.
3.75%	12/31/15	NR	494		483,050
CapMark Financial Group, Inc.
5.25%	03/23/13	NR	3,370		1,614,803
CCM Merger, Inc.,
7.00%	03/01/16	B3	125		126,484
Claire’s Stores, Inc.
3.05%	05/29/14	B3	139		132,900
3.06%	05/29/14	B3	665		634,099
5.00%	05/29/14	B3	3		2,658
Clear Channel Communications, Inc.
3.91%	01/29/16	Caa1	482		423,837
Electrical Components International, Inc.
0.16%	01/25/17	B2	4		3,512
6.75%	01/25/17	B1	56		56,048
Harrah’s Operating Co., Inc.
3.30%	01/28/15	B3	500		462,422
High Plains Broadcasting, Inc.
9.00%	09/14/16	Ba3	103		103,125
I-STAR
5.00%	06/30/13	B1	150		148,563
J. Crew Group, Inc.
4.75%	03/04/18	B1	75		74,551
4.75%	03/04/18	B1	25		24,850
4.75%	03/04/18	B1	—	(r)	249
Meg Energy Corp.
4.00%	03/18/18	Ba3	80		80,525
Newport Television LLC
9.00%	09/14/16	B3	376		376,321
Pilot Travel Centers
4.25%	03/30/18	Ba2	110		110,439
Texas Competitive Electric Holdings Co. LLC
3.76%	10/10/14	B2	847		712,891
3.80%	10/10/14	B2	32		27,121
3.80%	10/10/14	B2	9		7,749
Vertis, Inc.
11.75%	08/02/15	NR	6		6,284
11.75%	08/02/15	NR	191		186,776

TOTAL BANK LOANS (cost $6,218,275)					6,281,624

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	A1	765		783,861
Series 2006-3, Class A4
5.889%(c)	07/10/44	A+(d)	610		659,886
Series 2006-5, Class A4
5.414%	09/10/47	Aaa	1,220		1,295,112
Series 2006-5, Class AM
5.448%	09/10/47	Aa3	490		485,533
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.005%(c)	11/15/15	NR	177		167,628

Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa		195	206,548
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.83%(c)	05/15/43	Aaa		420	433,311
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.222%(c)	07/15/44	Aaa		800	846,058
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.73%	07/15/37	Aa1		750	767,195
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.66%(c)	03/15/39	Aaa		400	430,105
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)		580	601,638
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.28%(c)	01/12/43	Aaa		600	639,820
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.876%(c)	06/15/38	Aaa		525	577,372
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa		525	560,353
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.331%(c)	01/12/44	Aa2		210	207,460
Series 2006-C1, Class A4
5.669%(c)	05/12/39	Aaa		600	651,310
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80%	01/13/41	Aaa		370	392,166
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AM
5.209%(c)	10/15/44	Aaa		435	465,028

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,756,660)					10,170,384

CONVERTIBLE BONDS — 0.3%

Biotechnology — 0.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.50%	05/01/11	A-(d)		328	357,520
0.625%	05/01/13	A-(d)		900	1,096,875

					1,454,395

Insurance — 0.1%
QBE Funding Trust,
Notes (United Kingdom)
2.51%(t)	05/12/30	A(d)		500	311,265
Swiss Re America Holding Corp.,
Gtd. Notes
3.25%(c)	11/21/21	A-(d)		920	914,885

					1,226,150

Media
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	BB-(d)		1,000	1,187,500

Real Estate
Swiss Prime Site AG,
Notes (Switzerland)
1.875%	01/20/15	BBB-(d)	CHF	155	178,999
Wereldhave NV, (Netherlands)
4.375%	09/16/14	BBB(d)	EUR	450	703,564

					882,563

Real Estate Investment Trusts — 0.1%
Boston Properties LP,
Sr. Unsec’d. Notes
3.75%	05/15/36	A-(d)		1,000	1,142,500
Vornado Realty LP,
Sr. Unsec’d. Notes	04/15/25	Baa2		1,521	1,697,816
3.875%

					2,840,316

TOTAL CONVERTIBLE BONDS (cost $7,221,185)					7,590,924

CORPORATE BONDS — 14.9%

Advertising
Sitel LLC/Sitel Finance Corp.,
Sr. Unsec’d. Notes, 144A
11.50%	04/01/18	Caa2		1,000	931,250

Aerospace & Defense
Alliant Techsystems, Inc.,
Gtd. Notes
6.75%	04/01/16	Ba3		250	256,562
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.20%	08/15/15	Baa2		170	182,014

					438,576

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.95%	11/10/38	Baa1		1,050	1,464,536
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2		180	213,743
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2		1,715	1,909,140

					3,587,419

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2001-01,
Pass-Through Certificates
6.977%	11/23/22	B2		317	283,333
7.377%	05/23/19	Caa2		612	587,813
American Airlines Pass-Through Trust, Series 2011-1, Class A,
Sec’d. Notes
5.25%	07/31/22	Baa3		64	62,080
Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03,
Pass-Through Certificates
7.875%	01/02/20	Ba3		817	808,933
Continental Airlines Pass-Through Trust, Series 2007-1, Class A,
Pass-Through Certificates
5.983%	10/19/23	Baa1		183	187,860
Delta Air Lines, Inc.,
Pass-Through Certificates
Series 2007-1, Class A,
6.821%	02/10/24	Baa1		667	688,845
Series 2007-1, Class C,
8.954%	08/10/14	Ba3		368	381,639

Series 2010-2A,
4.95%	05/23/19	Baa2	125	125,156
Series 2011-1,
5.30%	04/15/19	Baa2	711	711,000
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.00%	01/15/16	Ba2	366	406,618

				4,243,277

Auto Parts & Equipment
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.25%	03/01/21	Baa1	165	163,015

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
7.30%	01/15/12	A3	300	315,117
Gtd. Notes, 144A
1.95%	03/28/14	A3	1,950	1,943,477

				2,258,594

Banks — 0.6%
Ally Financial, Inc.,
Gtd. Notes
6.75%	12/01/14	B1	500	526,875
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
3.25%	03/01/16	NR	120	119,134
4.875%	01/12/21	Aa1	160	161,488
Branch Banking & Trust Co.,
Sub. Notes
0.613%(c)	05/23/17	A2	522	473,986
Comerica, Inc.,
Sr. Unsec’d. Notes
3.00%	09/16/15	A2	60	59,698
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec’d. Notes, 144A (Netherlands)
3.20%	03/11/15	Aaa	500	508,683
Deutsche Bank AG/London,
Sr. Unsec’d. Notes (Germany)
3.25%	01/11/16	Aa3	300	301,163
DnB NOR Boligkreditt,
Cov’d. Notes, 144A (Norway)
2.10%	10/14/16	AAA(d)	379	366,811
ING Bank NV,
Sr. Notes, 144A (Netherlands)
2.00%	10/18/13	Aa3	1,100	1,087,763
Lloyds TSB Bank PLC,
Bank Gtd. Notes (United Kingdom)
6.375%	01/21/21	Aa3	1,000	1,042,096
Manufacturers & Traders Trust Co.,
Sub. Notes
1.805%(c)	04/01/13	A3	250	249,757
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
2.75%	09/28/15	Aa1	220	216,249
National Bank of Canada,
Cov’d. Notes, 144A (Canada)
1.65%	01/30/14	Aaa	250	250,335
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)(a)
1.75%	10/04/13	Aa2	1,760	1,749,122
PNC Bank NA,
Sub. Notes
6.00%	12/07/17	A3	253	280,079
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3	1,000	1,039,374
Stadshypotek AB,
Cov’d. Notes, 144A (Sweden)
1.45%	09/30/13	Aaa	349	348,194
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.50%	11/18/14	A3	2,750	2,967,943
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A (Sweden)
4.875%	06/10/14	Aa2	175	187,620
5.125%	03/30/20	Aa2	770	806,752

				12,743,122

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa1	950	1,019,637
7.20%	01/15/14	Baa1	3,050	3,465,004
8.00%	11/15/39	Baa1	160	213,866
Constellation Brands, Inc.,
Gtd. Notes
7.25%	09/01/16	Ba3	150	162,188
Diageo Capital PLC,
Gtd. Notes (United Kingdom)
5.75%	10/23/17	A3	180	201,769

				5,062,464

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.45%	10/01/20	A3	300	282,314
5.75%	03/15/40	A3	400	407,377
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.50%	04/01/21	Baa1	1,005	993,055

				1,682,746

Building Materials
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.301%(c)	09/30/15	B(d)	500	495,995
US Concrete, Inc.,
Sec’d. Notes, 144A
9.50%	08/31/15	NR	70	88,900

				584,895

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.25%	11/15/20	Baa3	960	916,832
7.375%	11/01/29	Baa3	150	179,515
8.55%	05/15/19	Baa3	221	279,354
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.95%	01/15/16	A2	58	55,834
Huntsman International LLC,
Gtd. Notes
5.50%	06/30/16	B1	250	245,625

Ineos Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
9.00%	05/15/15	B1	250	272,812
Lyondell Chemical Co.,
Sr. Sec’d. Notes
11.00%	05/01/18	B2	250	280,625
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (Canada)
3.75%	09/30/15	Baa1	200	208,034
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.75%	03/15/13	Baa1	200	215,677
7.40%	08/15/19	Baa1	250	293,067
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	294,749
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.75%	10/01/96	Baa3	130	134,002

				3,376,126

Coal
Arch Coal, Inc.,
Gtd. Notes(a)
8.75%	08/01/16	B1	250	279,375

Commercial Banks — 1.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2	2,990	3,104,843
5.625%	10/14/16	A2	320	341,449
5.625%	07/01/20	A2	200	205,335
7.375%	05/15/14	A2	290	327,504
Sr. Unsec’d. Notes, MTN
3.625%	03/17/16	A2	1,020	1,005,636
5.65%	05/01/18	A2	2,735	2,858,299
Bank of America NA,
Sub. Notes
6.10%	06/15/17	A1	600	638,062
Bank of Nova Scotia, (Canada)
Cov’d. Notes, 144A
1.65%	10/29/15	Aaa	166	158,760
Sr. Unsec’d. Notes
3.40%	01/22/15	Aa1	120	124,146
Barclays Bank PLC, (United Kingdom)
Cov’d. Notes, 144A
2.50%	09/21/15	Aaa	200	193,993
Sr. Unsec’d. Notes
3.90%	04/07/15	Aa3	340	351,708
5.20%	07/10/14	Aa3	1,100	1,188,866
6.75%	05/22/19	Aa3	200	225,882
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.95%	04/29/16	A2	515	531,375
Sub. Notes
4.90%	06/30/17	A3	80	84,715
HSBC Bank PLC, (United Kingdom)
Sr. Notes, 144A
4.125%	08/12/20	Aa2	167	159,811
Sr. Unsec’d. Notes, 144A
4.75%	01/19/21	Aa2	300	298,579
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1	200	212,638
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.553%(c)	01/15/14(a)	A3	2,150	2,118,401
5.00%	06/30/15	A3	350	375,045
6.375%	11/27/12	A3	1,500	1,614,235
HSBC Holdings PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.10%	04/05/21	Aa2	1,441	1,448,394
Intesa Sanpaolo SpA,
Sr. Notes, 144A (Italy)
3.625%	08/12/15	Aa2	1,510	1,459,333
KeyBank NA,
Sub. Notes
5.70%	11/01/17	Baa1	205	216,582
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	114,160
Toronto-Dominion Bank (The),
Cov’d. Notes, 144A (Canada)
2.20%	07/29/15	Aaa	115	113,637
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.20%	02/27/15	Aa1	1,100	1,150,995
4.875%	11/19/19	Aa1	200	206,109

				20,828,492

Commercial Services — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.00%	02/01/19	B3	370	376,475
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.50%	04/15/15	Caa1	615	631,529
Ford Holdings LLC,
Gtd. Notes
9.30%	03/01/30	Ba3	800	942,537
Geo Group, Inc. (The),
Gtd. Notes
7.75%	10/15/17	B1	250	266,562
Iron Mountain, Inc.,
Gtd. Notes
8.75%	07/15/18	B1	500	526,250
R.R. Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	Baa3	450	473,436
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes
9.50%	12/01/14	Caa1	893	935,417
Service Corp. International,
Sr. Unsec’d. Notes
6.75%	04/01/15	Ba3	500	532,500
ServiceMaster Co. (The),
Gtd. Notes, PIK, 144A
10.75%	07/15/15	B3	250	265,625

				4,950,331

Computers — 0.1%
Dell, Inc.,
Sr. Unsec’d. Notes
2.30%	09/10/15	A2	183	178,912
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.75%	12/01/20	A2	700	672,487
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	820	1,026,242
8.00%	10/15/38	Aa3	150	203,937

Stratus Technologies, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	03/29/15	B-(d)	400	368,000
SunGard Data Systems, Inc.,
Gtd. Notes
10.25%	08/15/15	Caa1	500	525,000

				2,974,578

Containers & Packaging
Berry Plastics Corp.,
Sec’d. Notes
9.50%	05/15/18	Caa1	112	111,440
Sec’d. Notes, 144A
9.75%	01/15/21	Caa1	125	123,750
CB Smurfit Stone Escrow,
Notes(i)
8.00%	06/30/30	NR	300	21,750
Graham Packaging Co. LP/GPC Capital Corp. I,
Gtd. Notes
9.875%	10/15/14	Caa1	500	516,875

				773,815

Distribution/Wholesale
Intcomex, Inc.,
Sr. Sec’d. Notes, 144A
13.25%	12/15/14	B3	500	526,250
McJunkin Red Man Corp.,
Sr. Sec’d. Notes, 144A
9.50%	12/15/16	B3	350	354,375

				880,625

Diversified Financial Services — 2.4%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A3	320	373,992
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	200	215,740
7.30%	08/20/13	A2	2,000	2,236,328
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	200	215,941
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.10%	01/15/15	Aa2	50	51,347
5.45%	05/15/19	Aa2	300	329,078
BlackRock, Inc.,
Sr. Unsec’d. Notes
6.25%	09/15/17	A1	240	275,382
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	270	264,525
Caisse Centrale Desjardins du Quebec,
Cov’d. Notes, 144A (Canada)
2.55%	03/24/16	Aaa	291	287,167
Capital One Bank USA NA,
Sub. Notes
6.50%	06/13/13	Baa1	1,000	1,087,859
8.80%	07/15/19(a)	Baa1	650	817,285
Caterpillar Financial Services Corp.,
Notes
2.00%	04/05/13	A2	550	559,719
CKE Holdings, Inc.,
Sr. Notes, PIK, 144A
10.50%	03/14/16	Caa1	30	28,425
CME Group, Inc.,
Sr. Unsec’d. Notes
5.75%	02/15/14	Aa3	78	86,317
CNG Holdings, Inc.,
Sr. Sub. Notes, 144A
13.75%	08/15/15	NR	100	111,750
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.25%	01/10/14	Baa1	231	230,445
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.00%	12/15/16	Ba2	250	283,796
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	1,200	1,302,150
Sr. Unsec’d. Notes
2.25%	11/09/15	Aa2	375	360,250
4.625%	01/07/21	Aa2	750	738,616
5.50%	01/08/20	Aa2	1,050	1,110,919
5.90%	05/13/14	Aa2	2,750	3,035,257
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	750	740,455
6.00%	08/07/19	Aa2	1,850	2,019,767
Goldman Sachs Group, Inc. (The),
Sr. Notes(a)
3.70%	08/01/15	A1	2,335	2,352,230
6.25%	02/01/41	A1	720	717,018
Sr. Unsec’d. Notes
3.625%	02/07/16	A1	1,200	1,188,661
5.375%	03/15/20	A1	180	182,760
5.95%	01/18/18	A1	2,155	2,314,045
7.50%	02/15/19	A1	1,960	2,276,705
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.97%(c)	12/21/65	BB(d)	200	166,442
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.25%(c)	12/21/65	BB(d)	350	294,000
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	5,819,100
International Bank For Reconstruction & Development,
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	5,500	5,410,740
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.25%	12/15/20	B1	175	191,844
Sr. Unsec’d. Notes, 144A
8.875%	09/15/15	B1	250	275,000
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2	185	184,601
8.50%	07/15/19	Baa2	580	684,225
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
6.25%	01/14/21	A2	282	284,965
7.30%	08/01/14	A2	315	349,487
MassMutual Global Funding II,
Sr. Notes, 144A
2.30%	09/28/15	Aa2	100	97,267
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	1,555	1,695,071
Sr. Unsec’d. Notes, MTN
5.00%	01/15/15	A2	700	740,566

Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15(a)	A2	600	589,792
4.00%	07/24/15	A2	650	660,582
5.75%	01/25/21	A2	675	681,275
6.00%	05/13/14	A2	3,950	4,297,007
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	1,050	1,072,402
6.625%	04/01/18	A2	1,385	1,522,276
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	150,191
Nomura Holdings, Inc., (Japan)
Sr. Unsec’d. Notes
5.00%	03/04/15	Baa2	400	414,184
6.70%	03/04/20	Baa2	120	127,822
Sr. Unsec’d. Notes, MTN
4.125%	01/19/16	Baa2	250	247,355
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20	A3	300	315,772
6.70%	06/10/19	A3	160	186,115
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3	450	411,188
SquareTwo Financial Corp.,
Sec’d. Notes, 144A
11.625%	04/01/17	B2	800	812,000

				53,475,198

Diversified Machinery
Case New Holland, Inc.,
Sr. Notes, 144A
7.875%	12/01/17	Ba3	75	83,344

Diversified Manufacturing — 0.2%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	266,562
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
6.00%	11/27/17	A2	190	212,890
Colt Defense LLC / Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3	650	529,750
FGI Holding Co., Inc.,
Gtd. Notes, PIK, 144A
11.25%	10/01/15	B3	514	506,484
General Electric Co.,
Sr. Unsec’d. Notes
5.25%	12/06/17	Aa2	2,015	2,194,333
Harland Clarke Holdings Corp.,
Gtd. Notes
6.00%(c)	05/15/15	Caa1	232	209,090
9.50%	05/15/15	Caa1	163	161,166
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.75%	03/15/14	Caa1	650	656,500
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.50%	05/01/18	Caa1	250	270,000

				5,006,775

Diversified Operations
Hutchison Whampoa International 10 Ltd.,
Gtd. Notes, 144A (Cayman Islands)
6.00%(c)	12/29/49	BBB(d)	650	662,188

Electric — 0.8%
AES Eastern Energy,
Pass-Through Certificates
9.67%	01/02/29	B3	400	296,000
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22	A2	160	176,652
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.60%	03/30/21	Baa2	150	147,828
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	120	151,702
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.20%	08/15/19	Baa2	1,700	1,812,067
6.00%	11/30/17	Baa2	250	280,007
Duke Energy Carolinas LLC,
First Ref. Mortgage
7.00%	11/15/18	A1	100	119,847
Sr. Unsec’d. Notes
6.45%	10/15/32	A3	500	556,252
Duke Energy Indiana, Inc.,
First Mortgage
3.75%	07/15/20	A2	90	86,883
Dynegy Holdings, Inc.,
Gtd. Notes
7.625%	10/15/26	Caa3	24	16,680
Sr. Unsec’d. Notes
7.75%	06/01/19	Caa3	676	524,745
Edison Mission Energy,
Sr. Unsec’d. Notes
7.00%	05/15/17	B3	750	601,875
7.20%	05/15/19	B3	250	195,000
Enel Finance International NV,
Gtd. Notes, 144A (Luxembourg)
5.125%	10/07/19	A2	250	252,074
6.00%	10/07/39	A2	515	468,325
Entergy Arkansas, Inc.,
First Mortgage
3.75%	02/15/21	A3	1,035	961,633
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.00%	10/01/20	A3	270	246,846
Georgia Power Co.,
Sr. Unsec’d. Notes(a)
4.75%	09/01/40	A3	30	26,866
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.00%	03/15/19	Baa2	170	199,558
KCP&L Greater Missouri Operations Co.,
Sr. Unsec’d. Notes
11.875%	07/01/12	Baa3	250	278,870
LG&E And KU Energy LLC,
Notes, 144A
2.125%	11/15/15	Baa2	1,185	1,126,803
3.75%	11/15/20	NR	480	443,147
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.50%	09/15/37	Baa1	355	392,602
Nevada Power Co.,
Gen. Ref. Mortgage
5.375%	09/15/40	Baa3	420	403,040
6.50%	08/01/18	Baa3	130	149,164

NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3	935	1,069,663
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1	250	258,750
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15	Baa1	100	112,226
6.80%	09/01/18	Baa1	85	96,882
Sr. Sec’d. Notes, 144A(a)
5.25%	09/30/40	Baa1	645	591,091
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.40%	01/15/40	A3	735	703,122
8.25%	10/15/18	A3	130	166,054
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.40%	01/15/21(a)	Baa2	93	92,309
6.00%	12/01/39	Baa2	390	400,910
7.75%	03/01/31	Baa2	150	185,939
PSEG Power LLC,
Gtd. Notes
5.32%	09/15/16	Baa1	350	377,166
Public Service Co. of Colorado,
First Mortgage
3.20%	11/15/20	A2	36	33,415
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1	135	142,175
Public Service Electric & Gas Co.,
First Mortgage
2.70%	05/01/15	A2	155	155,409
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1	80	80,950
Sr. Unsec’d. Notes
6.65%	04/01/29	A3	150	169,212
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.75%	12/01/18	Baa1	230	287,541
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3	500	517,962
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20	Baa1	1,300	1,338,407

				16,693,649

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/20	Baa3	100	105,833
6.875%	07/01/13	Baa3	200	218,280
7.50%	01/15/27	Baa3	150	163,462
Da-Lite Screen Co., Inc.,
Sr. Unsec’d. Notes
12.50%	04/01/15	B1	750	812,812

				1,300,387

Electronics
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes (Netherlands)
7.20%	06/01/26	A3	205	238,925

Entertainment — 0.2%
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.00%	11/15/13	B3	775	573,500
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.00%	03/01/14	Caa2	750	744,375
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes
10.75%	08/15/17	Caa1	750	823,125
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	495,000
Universal City Development Partners Ltd./UCDP Finance, Inc.,
Gtd. Notes
10.875%	11/15/16	B3	500	561,250
WMG Acquisition Corp.,
Gtd. Notes
7.375%	04/15/14	B1	202	202,505

				3,399,755

Environmental Control
Waste Management, Inc.,
Gtd. Notes
4.60%	03/01/21	Baa3	74	73,938
4.75%	06/30/20	Baa3	100	101,564

				175,502

Financial — Bank & Trust — 1.4%
BNP Paribas, (France)
Bank Gtd. Notes
3.25%	03/11/15	Aa2	1,300	1,312,771
Bank Gtd. Notes, MTN
3.60%	02/23/16	Aa2	325	325,551
CIT Group, Inc.,
Sec’d. Notes(a)
7.00%	05/01/16	B3	250	250,312
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3	86	88,928
4.75%	05/19/15	A3	630	660,369
5.375%	08/09/20(a)	A3	1,486	1,529,767
5.50%	10/15/14	A3	2,500	2,696,500
6.00%	08/15/17	A3	1,115	1,211,337
6.125%	11/21/17	A3	1,200	1,307,587
6.50%	08/19/13	A3	1,850	2,022,707
Unsec’d. Notes
8.50%	05/22/19	A3	750	925,407
Countrywide Financial Corp.,
Sub. Notes
6.25%	05/15/16	A3	200	213,518
Credit Suisse AG,
Sub. Notes (Switzerland)
5.40%	01/14/20	Aa2	100	100,998
Credit Suisse USA, Inc.,
Bank Gtd. Notes
5.375%	03/02/16	Aa1	240	262,442
Credit Suisse, (Switzerland)
Sr. Unsec’d. Notes
5.30%	08/13/19	Aa1	505	530,842
Sub. Notes
6.00%	02/15/18	Aa2	2,200	2,336,620
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	1,000	1,084,715

Societe Generale,
Sr. Unsec’d. Notes, 144A (France)
2.50%	01/15/14	Aa2	1,500	1,488,378
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
2.25%	08/12/13	Aa3	3,050	3,079,527
3.875%	01/15/15	Aa3	250	256,229
5.75%	04/25/18	Aa3	265	285,483
Wachovia Bank NA,
Sub. Notes
5.00%	08/15/15	Aa3	600	639,866
6.00%	11/15/17	Aa3	600	666,181
Sub. Notes, MTN
5.60%	03/15/16	Aa3	1,800	1,953,378
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	1,400	1,542,304
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.676%	06/15/16	A1	4,035	4,058,847

				30,830,564

Food — 0.2%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
8.875%	12/01/15	Caa1	500	515,000
Delhaize Group SA,
Gtd. Notes (Belgium)
5.70%	10/01/40	Baa3	990	904,690
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	1,050	1,108,533
6.125%	02/01/18	Baa2	1,150	1,285,539
6.50%	08/11/17	Baa2	150	171,053
6.50%	02/09/40	Baa2	800	854,469
7.00%	08/11/37	Baa2	150	168,640
SUPERVALU, Inc.,
Sr. Unsec’d. Notes(a)
8.00%	05/01/16	B2	250	250,000

				5,257,924

Food & Staples Retailing — 0.1%
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	1,000	1,068,459
5.40%	07/15/40	Baa2	23	21,586
6.80%	12/15/18	Baa2	55	63,781

				1,153,826

Forest Products & Paper — 0.1%
AbitibiBowater, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	10/15/18	B1	150	165,750
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	06/15/15	B1	410	431,525
NewPage Corp.,
Sr. Sec’d. Notes(a)
11.375%	12/31/14	B2	700	700,875

				1,298,150

Gas
AGL Capital Corp.,
Gtd. Notes
5.875%	03/15/41	Baa1	91	90,808
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.95%	10/15/14	Baa2	120	127,318
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1	150	152,723
9.80%	02/15/19	Baa1	140	185,873

				556,722

Healthcare Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.25%	11/12/20	A2	600	559,382
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	549,375
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	250	272,500

				1,381,257

Healthcare Services — 0.3%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	250	263,750
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	1,000	977,158
HCA, Inc.,
Sec’d. Notes, PIK
9.625%	11/15/16	B2	500	538,750
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	258,125
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	240	256,800
Oncology, Inc., Escrow
Notes
9.13%(t)	01/01/41	NR	250	—
OnCure Holdings, Inc.,
Sr. Sec’d. Notes
11.75%	05/15/17	B3	85	85,213
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	90	91,800
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.00%	03/01/39	A2	400	487,037
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3	500	508,750
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)
9.25%	02/01/15	Caa1	250	275,312
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.25%	05/01/17	Caa1	250	264,375
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.70%	10/15/40	Baa1	1,100	1,072,389
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.80%	08/15/40	Baa1	870	855,471

				5,934,930

Home Builders
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16	B1	360	382,500

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1	500	505,000
Simmons Bedding Co.,
Gtd. Notes, 144A
11.25%	07/15/15	B2	250	269,688

				774,688

Household Products/ Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	563,750
American Standard Americas,
Sr. Sec’d. Notes, 144A
10.75%	01/15/16	B3	260	277,550
Jarden Corp.,
Gtd. Notes(a)
7.50%	05/01/17	B2	500	533,750
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.70%	08/15/20	Baa3	73	72,044
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B2	250	275,625

				1,722,719

Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.60%	05/15/15	A3	170	186,298
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3	150	178,176
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	150	161,830
American International Group, Inc.,
Sr. Unsec’d. Notes
6.40%	12/15/20	Baa1	2,180	2,326,701
Aon Corp.,
Sr. Unsec’d. Notes
3.50%	09/30/15	Baa2	34	34,119
6.25%	09/30/40	Baa2	33	34,274
ASIF Global Financing XIX,
Sr. Sec’d. Notes, 144A
4.90%	01/17/13	A2	186	194,370
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.45%	12/15/15	Aa2	133	132,159
5.40%	05/15/18	Aa2	700	770,709
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/21	Baa3	800	819,053
5.85%	12/15/14	Baa3	100	107,816
5.875%	08/15/20	Baa3	125	129,064
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.20%	02/15/21	Baa3	15	14,897
7.70%	06/15/20	Baa3	100	102,473
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
6.625%	03/30/40	Baa3	623	631,462
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	204,622
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/88	Baa3	630	819,000
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.205%(c)	04/04/14	Aa3	153	153,096
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3	2,450	2,832,063
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.50%	01/11/13	Aa3	300	305,156
5.125%	06/10/14	Aa3	1,600	1,734,066
Nationwide Financial Services,
Sr. Unsec’d. Notes, 144A
5.375%	03/25/21	Baa1	715	708,204
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	A3	220	267,543
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.00%	05/04/15	Aaa	200	202,391
Pacific Life Global Funding,
Sr. Notes, 144A
5.00%	05/15/17	A1	200	203,546
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.30%	12/14/12	Aa3	160	170,680
Travelers Property Casualty Corp.,
Gtd. Notes
7.75%	04/15/26	A2	190	234,631
USI Holdings Corp.,
Gtd. Notes, 144A
4.188%(c)	11/15/14	B3	250	243,125

				13,901,524

Iron/Steel
Arcelormittal,
Sr. Unsec’d. Notes (Luxembourg)
6.75%	03/01/41	Baa3	740	725,230

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.75%	12/01/16	B2	250	281,250

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.25%	06/01/17	B3	250	284,062
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK, 144A(a)
10.75%	01/15/17	Caa2	350	361,375
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa3	150	148,500
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes, 144A(a)
9.875%	08/15/18	B2	250	261,563

MGM Resorts International,
Gtd. Notes
5.875%	02/27/14	CCC+(d)	250	238,750
Gtd. Notes, 144A
10.00%	11/01/16	Caa1	250	263,125
Sr. Unsec’d. Notes(a)
11.375%	03/01/18	Caa1	500	555,000

				2,112,375

Media — 0.8%
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	34	35,960
7.875%	07/30/30	Baa3	80	92,869
8.875%	05/15/19	Baa3	50	62,785
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	250	260,625
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.25%	12/15/17	B2	500	548,125
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	216,513
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	Baa1	200	250,243
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	428,577
Comcast Corp.,
Gtd. Notes
6.30%	11/15/17	Baa1	1,150	1,298,633
6.40%	03/01/40	Baa1	1,010	1,034,451
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa3	125	137,732
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.00%	03/01/21(a)	Baa2	1,776	1,782,252
6.00%	08/15/40	Baa2	200	191,536
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3	500	541,250
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	850	977,107
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
2.10%	04/01/14(a)	Baa2	1,000	995,354
3.65%	04/30/15	Baa2	1,500	1,539,963
5.95%	04/01/41	Baa2	90	86,244
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1	565	592,569
7.25%	05/18/18	Baa1	300	357,781
7.43%	10/01/26	Baa1	100	113,151
7.625%	11/30/28	Baa1	100	114,488
7.70%	10/30/25	Baa1	100	120,473
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B1	500	518,475
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	B3	750	843,750
TCI Communications, Inc.,
Sr. Unsec’d. Notes
8.75%	08/01/15	Baa1	150	182,036
Time Warner Cable, Inc.,
Gtd. Notes
5.875%	11/15/40	Baa2	485	455,730
6.75%	06/15/39	Baa2	750	784,179
8.25%	04/01/19	Baa2	300	365,469
8.75%	02/14/19	Baa2	300	374,020
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	257	314,381
Time Warner, Inc.,
Gtd. Notes
4.75%	03/29/21	Baa2	210	208,614
6.20%	03/15/40	Baa2	700	693,645
6.25%	03/29/41	Baa2	264	262,297
7.625%	04/15/31	Baa2	300	346,070
Viacom, Inc.,
Sr. Unsec’d. Notes
6.875%	04/30/36	Baa1	625	684,371

				17,811,718

Mining — 0.2%
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)
9.375%	04/08/14	Baa1	900	1,076,472
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3	330	334,730
BHP Billiton Finance USA Ltd.,
Gtd. Notes (Australia)
5.50%	04/01/14	A1	70	77,629
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
5.193%(c)	05/15/15	B3	85	82,034
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
3.50%	11/02/20	A3	58	54,068
8.95%	05/01/14	A3	185	222,563
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2	1,000	1,064,861
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)
5.80%	11/15/16	Baa2	1,150	1,273,701

				4,186,058

Multi-National — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes (Luxembourg)
6.00%	08/14/13	AAA(d)	1,732	1,814,007

Office Equipment — 0.1%
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/19	A2	55	59,773
Sr. Unsec’d. Notes, MTN
4.875%	08/15/14	A2	195	204,432
Xerox Corp.,
Sr. Unsec’d. Notes
4.25%	02/15/15	Baa2	910	957,911
6.75%	02/01/17	Baa2	200	229,632

				1,451,748

Oil & Gas — 0.9%
Alberta Energy Co. Ltd.,
Sr. Unsec’d. Notes (Canada)
7.375%	11/01/31	Baa2	350	407,881
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.95%	09/15/16	Ba1	1,125	1,223,308
6.375%	09/15/17	Ba1	450	495,313
8.70%	03/15/19(a)	Ba1	350	428,704
Apache Corp.,
Sr. Unsec’d. Notes
5.25%	02/01/42	A3	800	756,686
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.875%	03/10/15	A2	320	332,278
4.742%	03/11/21	A2	100	100,187
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
4.90%	12/01/14	Baa1	1,145	1,242,441
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
4.50%	09/15/14	Baa2	2,350	2,523,388
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.50%	07/01/17	Ba2	80	93,200
ConocoPhillips,
Gtd. Notes
6.50%	02/01/39	A1	1,190	1,354,708
Sr. Unsec’d. Notes
6.65%	07/15/18	A1	250	293,105
Encana Corp.,
Sr. Unsec’d. Notes (Canada)
6.50%	02/01/38	Baa2	250	267,656
ENI SpA,
Sr. Unsec’d. Notes, 144A (Italy)
5.70%	10/01/40	Aa3	250	230,073
Ensco PLC,
Sr. Unsec’d. Notes (United Kingdom)
4.70%	03/15/21	Baa1	1,035	1,027,347
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.10%	02/01/21	A3	200	193,633
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.05%	05/15/18	Baa2	186	209,339
7.875%	06/15/26	Baa2	130	160,830
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18	B3	500	537,500
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.375%	03/25/20	Aa1	2,025	2,090,393
6.375%	12/15/38	Aa1	350	395,533
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	2,500	2,823,072
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	06/01/19	Baa2	145	176,927
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30	A1	150	191,690
Total Capital SA,
Gtd. Notes (France)
4.125%	01/28/21	Aa1	1,156	1,146,825
Transocean, Inc.,
Gtd. Notes (Cayman Islands)
6.50%	11/15/20	Baa3	205	226,021
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	580	584,613
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.75%(c)	06/15/14	B3	244	263,520

				19,776,171

Oil & Gas Services
Global Geophysical Services, Inc.,
Gtd. Notes
10.50%	05/01/17	B3	75	80,625
Halliburton Co.,
Sr. Unsec’d. Notes
8.75%	02/15/21	A2	130	170,553
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	250	263,750
Sevan Marine ASA,
Sr. Sec’d. Notes, 144A (Norway)
3.443%(c)	05/14/13	NR	100	93,250

				608,178

Pharmaceuticals — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.30%	05/27/40	A1	1,040	1,021,744
Elan Finance PLC/Elan Finance Corp.,
Gtd. Notes (Ireland)
8.75%	10/15/16	B2	200	211,500
McKesson Corp.,
Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2	610	631,607
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3	55	54,431
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.20%	03/15/39	A1	450	557,030
Sanofi-Aventis SA,
Sr. Unsec’d. Notes (France)
1.625%	03/28/14	A2	1,400	1,397,728
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
Gtd. Notes (Netherlands)
3.00%	06/15/15	A3	1,000	1,009,776
Valeant Pharmaceuticals International,
Sr. Notes, 144A
6.50%	07/15/16	Ba3	200	197,500
7.25%	07/15/22	Ba3	250	241,875
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	790	877,420
Wyeth,
Gtd. Notes
5.50%	02/01/14	A1	200	220,554

				6,421,165

Pipelines — 0.4%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3	800	794,678
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A
4.50%	01/15/21	Baa3	86	84,302
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	890	924,969
6.75%	09/15/37	Baa2	350	376,383
Enterprise Products Operating LLC,
Gtd. Notes
7.55%	04/15/38	Baa3	850	997,012
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.375%	03/01/41	Baa2	155	156,338
6.50%	09/01/39	Baa2	600	614,927
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	Baa2	670	669,656
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3	500	528,707
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.90%	04/15/15	Ba1	1,000	990,073
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	380	422,837
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes (Canada)
7.125%	01/15/19	A3	250	302,428
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	1,960	1,865,687

				8,727,997

Real Estate Investment Trusts — 0.2%
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	122,390
6.65%	01/15/18	Baa2	185	202,007
Duke Realty LP,
Sr. Unsec’d. Notes
6.75%	03/15/20	Baa2	610	679,943
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	170	184,942
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	Baa2	1,469	1,483,517
Host Hotels & Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	257,813
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	1,030	1,241,093
Simon Property Group LP,
Sr. Unsec’d. Notes
6.125%	05/30/18	A3	455	509,925

				4,681,630

Retail — 0.3%
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
6.80%	10/15/37	Baa2	620	675,815
Dave & Buster’s, Inc.,
Gtd. Notes
11.00%	06/01/18	Caa1	10	10,850
Home Depot, Inc., (The)
Sr. Unsec’d. Notes
5.95%	04/01/41	Baa1	655	653,175
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1	225	222,750
Landry’s Restaurants, Inc.,
Sr. Sec’d. Notes
11.625%	12/01/15	B3	200	215,500
Michaels Stores, Inc.,
Gtd. Notes
10.77%	11/01/16	Caa2	900	918,000
NBC Acquisition Corp.,
Sr. Disc. Notes(a)
11.00%	03/15/13	Caa3	875	166,250
Nebraska Book Co., Inc.,
Gtd. Notes
8.625%	03/15/12	Caa3	500	435,000
Neiman Marcus Group, Inc. (The),
Gtd. Notes, PIK
9.00%	10/15/15	Caa1	250	261,250
Real Mex Restaurants, Inc.,
Sec’d. Notes
14.00%	01/01/13	B3	500	520,000
Rite Aid Corp.,(a)
Gtd. Notes
9.50%	06/15/17	Caa3	1,000	898,750
Sec’d. Notes
7.50%	03/01/17	Caa2	250	250,000
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.00%	10/25/40	Aa2	1,100	1,023,108
6.50%	08/15/37	Aa2	750	853,674

				7,104,122

Retail & Merchandising — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	09/15/39	Baa2	190	193,475
6.60%	03/15/19	Baa2	600	688,248
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	979	1,063,527
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.375%	03/15/37	Ba1	490	490,000
Staples, Inc.,
Gtd. Notes
9.75%	01/15/14	Baa2	90	108,051
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	600	708,435

				3,251,736

Savings & Loan — 0.1%
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A (United Kingdom)
4.65%	02/25/15	Aa3	1,150	1,165,005

Semiconductors — 0.1%
Amkor Technologies, Inc.,
Sr. Notes
9.25%	06/01/16	Ba3	250	262,187

Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	04/15/18	B1		745	815,775

					1,077,962

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		8	8,180
Gtd. Notes, 144A
12.625%	01/15/21	Caa1		454	492,590
Sec’d. Notes, 144A
8.25%	01/15/21	Caa1		153	152,618
Sec’d. Notes, PIK, 144A
8.75%	01/15/22	Caa1		118	117,410
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A2		205	201,460
Sr. Unsec’d. Notes
6.125%	07/08/39	A2		1,000	1,068,027
6.50%	04/15/38	A2		200	224,310

					2,264,595

Telecommunications — 1.3%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	03/30/20	A2		1,615	1,665,218
AT&T Corp.,
Gtd. Notes
8.00%	11/15/31	A2		9	11,276
AT&T, Inc.,
Sr. Unsec’d. Notes
5.60%	05/15/18	A2		200	219,575
6.30%	01/15/38	A2		2,550	2,570,148
Sr. Unsec’d. Notes, 144A
5.35%	09/01/40	A2		273	244,538
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2		750	762,187
BellSouth Corp.,
Sr. Unsec’d. Notes
6.55%	06/15/34	A2		100	104,668
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.00%	10/01/25	A2		680	751,895
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.875%	12/15/30	Baa2		100	138,322
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	A1		1,300	1,275,933
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15(a)	B2		250	270,000
12.00%	12/01/15	B2		150	162,000
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.75%	06/15/30	Baa1		300	393,329
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)(a)
8.25%	09/01/17	B1		250	265,000
France Telecom SA,
Sr. Unsec’d. Notes (France)
8.50%	03/01/31	A3		80	107,646
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2		300	312,750
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2		500	548,750
Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes
11.25%	06/15/16	Caa2		250	266,563
Gtd. Notes, 144A
7.25%	10/15/20	B3		250	250,000
Intelsat Luxembourg SA,
Gtd. Notes, PIK (Luxembourg)
11.50%	02/04/17	Caa3		972	1,066,525
Level 3 Financing, Inc.,
Gtd. Notes
10.00%	02/01/18	Caa1		750	750,937
MetroPCS Wireless, Inc.,
Gtd. Notes(a)
7.875%	09/01/18	B2		250	267,500
PAETEC Holding Corp.,
Gtd. Notes
9.50%	07/15/15	Caa1		250	261,875
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		250	269,375
Portugal Telecom International Finance BV,
Sr. Unsec’d. Notes (Netherlands)
4.125%	08/28/14	BBB(d)	EUR	2,250	3,204,629
Qwest Communications International, Inc.,
Gtd. Notes
7.50%	02/15/14	Baa3		250	254,063
Rogers Communications, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Baa2		954	1,070,044
Sprint Capital Corp.,
Gtd. Notes
8.75%	03/15/32	Ba3		500	531,875
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2		1,130	1,177,260
6.175%	06/18/14	Baa2		700	751,587
6.999%	06/04/18	Baa2		80	86,994
7.721%	06/04/38	Baa2		505	534,988
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
0.641%(c)	02/04/13	Baa1		1,500	1,485,822
5.462%	02/16/21	Baa1		1,615	1,635,527
6.221%	07/03/17	Baa1		380	414,557
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3		1,435	1,608,314
6.35%	04/01/19	A3		615	699,301
6.90%	04/15/38	A3		1,015	1,126,480
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30	A3		200	240,896
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.35%	12/15/30	Baa1		500	579,271
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
2.875%	03/16/16	Baa1		1,000	990,604

					29,328,222

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, PIK, 144A
10.625%	02/15/16	Caa1		50	51,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.65%	05/01/17	A3		500	556,744
5.75%	03/15/18	A3		600	668,584
5.75%	05/01/40	A3		1,050	1,063,349
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)(a)
7.25%	05/15/19	Baa3		1,100	1,303,270
CMA CGM SA,
Sr. Unsec’d. Notes, 144A (France)
5.50%	05/16/12	NR		380	543,919
CSX Corp.,
Sr. Unsec’d. Notes
6.25%	04/01/15	Baa3		90	101,750
7.375%	02/01/19	Baa3		100	120,857
General Maritime Corp.,
Gtd. Notes(a)
12.00%	11/15/17	Caa2		230	221,375
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.60%	03/01/16	Baa1		82	82,844
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.78%	07/15/40	Baa2		240	246,861

					4,960,553

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
6.085%	10/15/17	Baa2		200	224,508

TOTAL CORPORATE BONDS (cost $324,536,629)					327,963,457

FOREIGN GOVERNMENT BONDS — 1.4%

Australia Government,
Sr. Unsec’d. Notes (Australia)
4.00%	08/20/20	Aaa	AUD	2,000	3,391,016
Bundesobligation,
Bonds (Germany)
4.00%	10/11/13	AAA(d)	EUR	1,000	1,488,492
Buoni Poliennali del Tesoro,
Bonds (Italy)
3.00%	11/01/15	Aa2	EUR	4,600	6,281,730
Caisse d’amortissement de La Dette Sociale,
Sr. Unsec’d. Notes, 144A (France)
2.375%	03/31/16	Aaa		5,300	5,249,215
Finland Government International Bond,
Notes (Finland)
1.25%	10/19/15	Aaa		4,500	4,327,443
Netherlands Government Bond,
Bonds (Netherlands)
3.75%	07/15/14	Aaa	EUR	2,500	3,701,355
Province of Ontario Canada,
Sr. Unsec’d. Notes (Canada)
2.70%	06/16/15	Aa1		350	356,492
Province of Quebec Canada,
Notes, MTN (Canada)
6.35%	01/30/26	A+(d)		120	141,605
United Kingdom Gilt Inflation Linked,
Bonds (United Kingdom)
2.50%	08/16/13	Aaa	GBP	1,400	6,350,937

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,887,806)					31,288,285

MUNICIPAL BONDS — 0.1%

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	A1		615	614,231

New York
New York State Dormitory Authority,
Revenue Bonds
5.60%	03/15/40	AAA(d)		150	145,161
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	Aa2		220	210,538

					355,699

Ohio
American Municipal Power-Ohio, Inc.,
Revenue Bonds
7.499%	02/15/50	A3		150	155,509

TOTAL MUNICIPAL BONDS (cost $1,133,659)					1,125,439

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.3%

ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.50%	08/25/18	AAA(d)		343	352,522
American Home Mortgage Assets,
Series 2006-2, Class 2A1
0.44%(c)	09/25/46	Caa2		717	403,648
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.00%	07/25/18	Baa2		853	885,293
Series 2003-11, Class 2A1
6.00%	01/25/34	A2		459	458,597
Series 2003-7, Class 2A4
5.00%	09/25/18	Ba1		785	801,435
Series 2004-1, Class 1A1
6.00%	02/25/34	Baa2		375	393,587
Series 2004-6, Class 4A1
5.00%	07/25/19	Ba2		609	619,571
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
18.77%(t)	11/25/35	B3		194	126,596
Series 2006-1, Class 2A1
5.50%	01/25/36	Ba2		89	87,028
Series 2010-R5, Class 5A6, 144A
0.548%(c)	05/26/37	NR		350	345,363
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.50%	05/25/33	AAA(d)		1,270	1,300,382
Series 2004-5, Class 3A3
5.00%	06/25/19	AAA(d)		991	1,036,573
Series 2004-C, Class 2A1
2.96%(c)	04/25/34	AAA(d)		714	681,337
Series 2005-10, Class 1A13
5.50%	11/25/35	B2		111	108,019
Series 2005-E, Class 2A6
2.866%(c)	06/25/35	B2		500	464,113

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
5.016%(c)	07/25/33	Aaa	482	489,206
Chase Mortgage Finance Corp.,
Series 2003-S10, Class A1
4.75%	11/25/18	Aaa	628	645,000
Series 2003-S12, Class 1A1
4.75%	12/25/18	AAA(d)	401	414,207
Series 2003-S13, Class A2
5.00%	11/25/33	AAA(d)	658	675,312
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.50%	06/25/34	AAA(d)	1,102	1,152,454
Series 2006-5, Class 1A3
6.00%	10/25/36	Caa2	239	220,428
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.25%	09/25/33	AAA(d)	630	664,842
Series 2005-2, Class 2A11
5.50%	05/25/35	Baa2	511	508,333
Series 2006-4, Class 1A1
5.50%	12/25/20	B3	190	175,097
Series 2008-AR4, Class 1A1A
5.326%(c)	11/25/38	NR	806	810,939
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50%	04/25/36	Caa2	846	729,685
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.00%	08/25/33	AAA(d)	865	863,768
Series 2003-21T1, Class A2
5.25%	12/25/33	AAA(d)	325	328,844
Series 2005-J6, Class 2A1
5.50%	07/25/25	Caa1	133	130,270
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.25%	01/25/34	AAA(d)	734	761,574
Series 2004-4, Class A13
5.25%	05/25/34	Aaa	1,269	1,317,432
Series 2004-5, Class 2A9
5.25%	05/25/34	Aaa	1,168	1,226,894
Series 2005-10, Class A1
5.50%	05/25/35	B2	159	158,635
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.728%(c)	10/25/33	Aa1	356	318,771
Series 2004-AR3, Class 6M1
1.35%(c)	04/25/34	Aa2	303	263,748
Series 2004-AR5, Class 7A2
2.697%(c)	06/25/34	B1	402	398,132
Series 2005-5, Class 1A1
5.00%	07/25/20	B1	824	835,199
Deutsche Alt-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.587%(c)	02/25/20	B2	88	89,262
Fannie Mae,
Series 293, Class 1, PO
3.546%(t)	12/01/24	Aaa	820	738,655
Series 369, Class 12, IO
5.50%(c)	05/01/36	Aaa	3,735	691,163
Series 1993-119, Class H
6.50%	07/25/23	Aaa	892	977,029
Series 1993-136, Class ZB
6.102%(c)	07/25/23	Aaa	583	694,912
Series 1993-141, Class Z
7.00%	08/25/23	Aaa	577	664,263
Series 1993-147, Class Z
7.00%	08/25/23	Aaa	508	562,147
Series 1996-4, Class SA, IO
8.219%(c)	02/25/24	Aaa	234	45,242
Series 1997-33, Class PA
8.50%	06/18/27	Aaa	956	1,113,511
Series 1997-57, Class PN
5.00%	09/18/27	Aaa	564	590,182
Series 1999-W4, Class A9
6.25%	02/25/29	Aaa	1,070	1,134,706
Series 2001-16, Class Z
6.00%	05/25/31	Aaa	1,163	1,275,187
Series 2001-81, Class HE
6.50%	01/25/32	Aaa	508	566,783
Series 2002-26, Class A2
7.50%	01/25/48	Aaa	827	916,696
Series 2002-90, Class A2
6.50%	11/25/42	Aaa	421	487,449
Series 2002-T1, Class A2
7.00%	11/25/31	Aaa	1,155	1,374,998
Series 2002-W6, Class 2A1
6.741%(c)	06/25/42	Aaa	476	529,095
Series 2003-18, Class A1
6.50%	12/25/42	Aaa	693	803,240
Series 2003-21, Class OU
5.50%	03/25/33	Aaa	834	907,587
Series 2003-24, Class MZ
5.50%	04/25/33	Aaa	1,210	1,298,328
Series 2003-64, Class KF
0.76%(c)	07/25/18	Aaa	876	882,600
Series 2003-81, Class FC
0.65%(c)	08/25/17	Aaa	477	477,281
Series 2003-86, Class OE
5.00%	03/25/32	Aaa	370	391,373
Series 2003-122, Class KA
4.50%	12/25/18	Aaa	628	647,424
Series 2003-W12, Class 2A7
4.68%	06/25/43	Aaa	928	951,400
Series 2003-W2, Class 2A9
5.90%	07/25/42	Aaa	354	390,258
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	879	949,150
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	839	893,477
Series 2003-W6, Class 3A
6.50%	09/25/42	Aaa	869	965,332
Series 2004-36, Class SA
18.839%(c)	05/25/34	Aaa	286	364,066
Series 2004-60, Class PA
5.50%	04/25/34	Aaa	576	622,801
Series 2004-60, Class SW, IO
6.801%(c)	04/25/34	Aaa	206	36,809
Series 2004-61, Class NS, IO
7.451%(c)	08/25/34	Aaa	82	18,868
Series 2004-68, Class LC
5.00%	09/25/29	Aaa	1,170	1,242,780
Series 2004-72, Class S, IO
6.251%(c)	09/25/34	Aaa	181	30,966

Series 2004-92, Class SQ, IO
6.401%(c)	05/25/34	Aaa	158	25,867
Series 2004-101, Class HD
5.00%	01/25/20	Aaa	800	862,213
Series 2004-W2, Class 2A2
7.00%	02/25/44	Aaa	818	974,142
Series 2004-W2, Class 5A
7.50%	03/25/44	Aaa	918	1,063,804
Series 2004-W6, Class 3A4
6.50%	07/25/34	Aaa	1,028	1,151,976
Series 2004-W8, Class 2A
6.50%	06/25/44	Aaa	879	1,018,203
Series 2004-W11, Class 1A1
6.00%	05/25/44	Aaa	893	984,440
Series 2005-5, Class SD, IO
6.451%(c)	01/25/35	Aaa	207	30,971
Series 2005-13, Class AS, IO
5.851%(c)	03/25/35	Aaa	93	12,327
Series 2005-14, Class ME
5.00%	10/25/33	Aaa	275	293,972
Series 2005-22, Class DA
5.50%	12/25/34	Aaa	512	560,019
Series 2005-23, Class SG, IO
6.451%(c)	04/25/35	Aaa	203	33,829
Series 2005-30, Class UG
5.00%	04/25/35	Aaa	625	648,117
Series 2005-57, Class NK
21.002%(c)	07/25/35	Aaa	113	135,297
Series 2005-74, Class SE, IO
5.851%(c)	09/25/35	Aaa	775	101,200
Series 2005-79, Class NS, IO
5.841%(c)	09/25/35	Aaa	374	50,192
Series 2005-84, Class XM
5.75%	10/25/35	Aaa	552	599,176
Series 2005-87, Class QZ
5.00%	10/25/35	Aaa	635	679,880
Series 2005-110, Class GL
5.50%	12/25/35	Aaa	562	606,203
Series 2005-110, Class MJ
5.50%	01/25/33	Aaa	1,438	1,514,934
Series 2005-W1, Class 1A2
6.50%	10/25/44	Aaa	646	747,735
Series 2005-W4, Class 1A1
6.00%	08/25/35	Aaa	637	702,162
Series 2006-2, Class LY
8.00%(c)	12/25/35	Aaa	104	102,066
Series 2006-3, Class SB, IO
6.451%(c)	07/25/35	Aaa	237	36,862
Series 2006-3, Class SG
13.334%(c)	11/25/35	Aaa	230	240,081
Series 2006-20, Class IB, IO
6.341%(c)	04/25/36	Aaa	2,316	371,155
Series 2006-23, Class NS
9.00%(c)	04/25/36	Aaa	132	134,481
Series 2006-43, Class SD, IO
6.351%(c)	06/25/36	Aaa	1,389	186,532
Series 2006-45, Class NW
5.50%	01/25/35	Aaa	700	763,825
Series 2006-48, Class ND
6.25%	03/25/36	Aaa	558	586,556
Series 2006-58, Class SI , IO
6.291%(c)	07/25/36	Aaa	966	151,538
Series 2006-65, Class TE
5.50%	05/25/35	Aaa	740	816,734
Series 2006-72, Class XI, IO
6.251%(c)	08/25/36	Aaa	91	14,443
Series 2006-77, Class PC
6.50%	08/25/36	Aaa	1,060	1,193,489
Series 2006-81, Class NC
6.00%	02/25/33	Aaa	1,250	1,319,764
Series 2006-106, Class CS, IO
6.341%(c)	11/25/36	Aaa	98	17,099
Series 2006-108, Class S, IO
6.951%(c)	11/25/36	Aaa	119	21,053
Series 2006-111, Class SB, IO
6.371%(c)	11/25/36	Aaa	455	62,371
Series 2006-113, Class PQ, IO
6.401%(c)	07/25/36	Aaa	343	44,369
Series 2006-115, Class OM, PO
13.911% (t)	12/25/36	Aaa	163	155,312
Series 2007-23, Class BC
6.00%	02/25/36	Aaa	374	400,595
Series 2007-24, Class SD, IO
6.501%(c)	03/25/37	Aaa	283	41,239
Series 2007-26, Class S, IO
5.851%(c)	04/25/37	Aaa	549	74,342
Series 2007-30, Class UI, IO
5.851%(c)	04/25/37	Aaa	224	34,338
Series 2007-32, Class SH, IO
5.871%(c)	04/25/37	Aaa	342	47,135
Series 2007-36, Class SB, IO
6.35%	04/25/37	Aaa	891	137,687
Series 2007-46, Class PA
6.00%	04/25/37	Aaa	1,457	1,606,587
Series 2007-58, Class SV, IO
6.501%(c)	06/25/37	Aaa	3,831	530,662
Series 2007-77, Class TC
5.50%	09/25/34	Aaa	630	679,302
Series 2007-102, Class SA, IO
6.151%(c)	11/25/37	Aaa	6,268	797,380
Series 2007-W7, Class 2A2, IO
6.281%(c)	07/25/37	Aaa	194	22,215
Series 2007-W10, Class 2A
6.195%(c)	08/25/47	Aaa	987	1,069,430
Series 2008-36, Class AI, IO
6.711%(c)	05/25/38	Aaa	514	67,452
Series 2008-68, Class VK
5.50%	03/25/27	Aaa	935	1,020,662
Series 2008-87, Class AS, IO
7.401%(c)	07/25/33	Aaa	362	62,813

Series 2008-91, Class SI, IO
5.751%(c)	03/25/38	Aaa	7,832	930,395
Series 2008-95, Class AI, IO
5.00%	12/25/23	Aaa	1,376	149,113
Series 2009-15, Class SA, IO
5.951%(c)	03/25/24	Aaa	2,040	225,869
Series 2009-62, Class WA
5.552%(c)	08/25/39	Aaa	2,313	2,406,862
Series 2009-87, Class SG, IO
6.001%(c)	11/25/39	Aaa	1,529	179,756
Series 2009-87, Class SX, IO
6.001%(c)	11/25/39	Aaa	399	45,055
Series 2009-108, Class VN
5.00%	09/25/39	Aaa	1,335	1,438,704
Series 2009-110, Class SD, IO
6.001%(c)	01/25/40	Aaa	1,127	151,744
Series 2009-112, Class ST, IO
6.001%(c)	01/25/40	Aaa	7,538	915,066
Series 2009-112, Class SW, IO
6.001%(c)	01/25/40	Aaa	4,956	601,596
Series 2010-10, Class NT
5.00%	02/25/40	Aaa	1,290	1,344,932
Series 2010-19, Class MV
5.00%	02/25/21	Aaa	1,242	1,326,458
Series 2010-19, Class VA
5.00%	02/25/21	Aaa	1,385	1,491,307
Series 2010-35, Class SB, IO
6.171%(c)	04/25/40	Aaa	3,123	420,225
Series 2010-43, Class CI, IO
4.50%	02/25/25	Aaa	2,740	299,961
Series 2010-49, Class SC
12.161%(c)	03/25/40	Aaa	580	626,954
Series 2010-64, Class DM
5.00%	06/25/40	Aaa	1,063	1,123,162
Series 2010-107, Class PS, IO
6.381%(c)	06/25/40	Aaa	1,219	202,121
Series 2010-107, Class SP, IO
6.40%	06/25/40	Aaa	453	75,443
Series 2010-111, Class AE
5.50%	04/25/38	Aaa	1,380	1,467,275
Series 2010-131, Class SA, IO
6.351%(c)	11/25/40	Aaa	1,017	183,223
Series 2010-139, Class SA, IO
5.781%(c)	12/25/40	Aaa	1,522	237,320
Series 2011-22, Class MA
6.50%	04/25/38	Aaa	973	1,082,074
Series G93-17, Class S, IO
8.719%(c)	04/25/23	Aaa	709	141,222
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.00%	09/25/43	Aaa	1,138	1,306,206
FHLMC-GNMA,
Series 24, Class ZE
6.25%	11/25/23	Aaa	943	1,049,854
First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.50%	09/25/18	Aaa	249	254,088
Series 2003-AR3, Class 3A1
2.834%(c)	09/25/33	AAA(d)	1,315	1,271,730
Series 2005-6, Class 1A1
5.50%	11/25/35	BB(d)	154	154,323
Freddie Mac,
Series 1049, Class S
38.063%(c)	02/15/21	Aaa	27	53,097
Series 1621, Class J
6.40%	11/15/23	Aaa	302	322,544
Series 1630, Class PK
6.00%	11/15/23	Aaa	939	1,027,194
Series 1680, Class PK
6.50%	02/15/24	Aaa	1,026	1,153,279
Series 1695, Class EB
7.00%	03/15/24	Aaa	1,026	1,138,342
Series 1980, Class Z
7.00%	07/15/27	Aaa	1,007	1,155,222
Series 2378, Class PE
5.50%	11/15/16	Aaa	699	759,615
Series 2515, Class GP
5.50%	03/15/32	Aaa	793	817,929
Series 2535, Class AW
5.50%	12/15/32	Aaa	950	1,037,868
Series 2557, Class HL
5.30%	01/15/33	Aaa	2,483	2,701,230
Series 2561, Class UE
5.50%	06/15/22	Aaa	506	534,893
Series 2564, Class VJ
5.50%	10/15/22	Aaa	1,000	1,080,143
Series 2595, Class GC
5.50%	04/15/23	Aaa	827	909,091
Series 2600, Class MD
5.50%	06/15/32	Aaa	755	803,746
Series 2611, Class TM
10.00%(c)	05/15/33	Aaa	270	306,452
Series 2626, Class JC
5.00%	06/15/23	Aaa	1,607	1,695,024
Series 2628, Class AB
4.50%	06/15/18	Aaa	789	833,654
Series 2630, Class FL
0.755%(c)	06/15/18	Aaa	744	749,508
Series 2643, Class SA
43.843%(c)	03/15/32	Aaa	137	246,673
Series 2649, Class VB
5.50%	10/15/22	Aaa	785	856,744
Series 2661, Class FG
0.705%(c)	03/15/17	Aaa	357	357,764
Series 2663, Class JA
5.00%	08/15/18	Aaa	376	400,589

Series 2677, Class ME
5.00%	03/15/32	Aaa	375	395,351
Series 2684, Class PO, PO
4.781%(t)	01/15/33	Aaa	1,075	929,731
Series 2691, Class VU
5.50%	08/15/23	Aaa	1,000	1,097,755
Series 2694, Class QH
4.50%	03/15/32	Aaa	225	237,620
Series 2707, Class KJ
5.00%	11/15/18	Aaa	656	698,333
Series 2827, Class QE
5.50%	03/15/33	Aaa	1,400	1,493,906
Series 2832, Class PE
5.50%	01/15/33	Aaa	926	988,214
Series 2864, Class NB
5.50%	07/15/33	Aaa	1,235	1,359,337
Series 2885, Class LZ
6.00%	11/15/34	Aaa	906	967,050
Series 2893, Class PE
5.00%	11/15/34	Aaa	915	954,001
Series 2897, Class EO, PO
4.972%(t)	10/15/31	Aaa	107	105,989
Series 2921, Class MD
5.00%	06/15/33	Aaa	2,000	2,078,495
Series 2922, Class SU
13.79%(c)	02/15/35	Aaa	204	216,257
Series 2944, Class OH
5.50%	03/15/35	Aaa	1,750	1,858,402
Series 2988, Class TY
5.50%	06/15/25	Aaa	1,000	1,097,040
Series 2990, Class SR, IO
6.395%(c)	03/15/35	Aaa	3,473	447,319
Series 3031, Class AG
5.00%	02/15/34	Aaa	1,000	1,070,037
Series 3045, Class DI, IO
6.475%(c)	10/15/35	Aaa	1,133	170,824
Series 3080, Class VB
5.00%	06/15/25	Aaa	1,000	1,067,580
Series 3151, Class PD
6.00%	11/15/34	Aaa	1,400	1,515,664
Series 3155, Class PS, IO
6.895%(c)	05/15/36	Aaa	481	77,385
Series 3181, Class PS, IO
6.215%(c)	07/15/36	Aaa	153	25,885
Series 3201, Class IN, IO
5.995%(c)	08/15/36	Aaa	4,334	640,378
Series 3218, Class HS, IO
6.945%(c)	09/15/26	Aaa	2,486	380,686
Series 3219, Class OD
6.00%	06/15/33	Aaa	690	742,638
Series 3237, Class BO, PO
8.777%(t)	11/15/36	Aaa	1,273	860,208
Series 3306, Class TB
3.005%(c)	04/15/37	Aaa	302	298,733
Series 3306, Class TC
2.465%(c)	04/15/37	Aaa	266	259,705
Series 3311, Class IA, IO
6.16%	05/15/37	Aaa	274	42,564
Series 3311, Class IB, IO
6.16%	05/15/37	Aaa	274	42,564
Series 3311, Class IC, IO
6.16%	05/15/37	Aaa	274	42,564
Series 3311, Class ID, IO
6.16%	05/15/37	Aaa	274	42,564
Series 3311, Class IE, IO
6.155%(c)	05/15/37	Aaa	384	58,219
Series 3316, Class GD
5.50%	06/15/35	Aaa	1,415	1,539,024
Series 3383, Class KB
5.50%	11/15/27	Aaa	1,140	1,252,952
Series 3385, Class SN, IO
5.745%(c)	11/15/37	Aaa	1,712	200,092
Series 3406, Class B
6.00%	01/15/38	Aaa	1,360	1,501,100
Series 3410, Class SD, IO
6.745%(c)	02/15/38	Aaa	306	42,225
Series 3419, Class AP
5.00%	04/15/33	Aaa	1,000	1,051,334
Series 3449, Class SL, IO
6.225%(c)	03/15/37	Aaa	270	36,545
Series 3456, Class JA
5.00%	04/15/26	Aaa	344	356,833
Series 3564, Class JA
4.00%	01/15/18	Aaa	658	691,634
Series 3593, Class SL, IO
6.145%(c)	11/15/24	Aaa	2,736	291,045
Series 3605, Class NC
5.50%	06/15/37	Aaa	955	1,030,715
Series 3609, Class SA, IO
6.085%(c)	12/15/39	Aaa	3,010	602,602
Series 3688, Class GT
7.154%(c)	11/15/46	Aaa	690	793,690
Series 3740, Class SB, IO
5.745%(c)	10/15/40	Aaa	1,282	181,930
Series 3743, Class SA, IO
5.145%(c)	10/15/40	Aaa	499	52,332
Series 3747, Class HI, IO
4.50%	07/15/37	Aaa	1,464	227,924
Series 3751, Class MI, IO
4.00%	02/15/34	Aaa	687	89,477
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.75%	01/25/19	AAA(d)	921	951,317
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.50%	05/20/28	Aaa	595	691,485
Series 2001-57, Class SF, IO
7.95%(c)	05/17/29	Aaa	72	13,612
Series 2002-41, Class HS, IO
6.747%(c)	06/16/32	Aaa	1,537	286,596
Series 2002-84, Class PH
6.00%	11/16/32	Aaa	1,665	1,819,802
Series 2003-25, Class PZ
5.50%	04/20/33	Aaa	926	979,139
Series 2003-28, Class TG
5.50%	05/20/32	Aaa	285	295,958

Series 2003-46, Class SB, IO
7.03%(c)	06/16/33	Aaa	32	6,232
Series 2003-58, Class PC
5.00%	07/20/33	Aaa	1,666	1,693,364
Series 2003-82, Class SH, IO
6.347%(c)	09/16/33	Aaa	122	20,786
Series 2003-86, Class ZC
4.50%	10/20/33	Aaa	837	835,308
Series 2004-11, Class SB, IO
6.947%(c)	02/20/34	Aaa	234	42,143
Series 2004-28, Class ST, IO
1.08%(c)	04/20/34	Aaa	19,459	416,658
Series 2004-30, Class UC
5.50%	02/20/34	Aaa	1,410	1,548,486
Series 2004-86, Class SP, IO
5.847%(c)	09/20/34	Aaa	3,353	434,437
Series 2004-88, Class ES, IO
5.847%(c)	06/17/34	Aaa	3,432	473,027
Series 2005-30, Class WD
6.00%	07/20/33	Aaa	800	875,854
Series 2006-23, Class S, IO
6.247%(c)	01/20/36	Aaa	3,991	473,497
Series 2006-26, Class S, IO
6.247%(c)	06/20/36	Aaa	2,941	350,735
Series 2006-38, Class SG, IO
6.397%(c)	09/20/33	Aaa	5,603	533,346
Series 2007-16, Class KU, IO
6.397%(c)	04/20/37	Aaa	3,415	443,743
Series 2007-24, Class SA, IO
6.257%(c)	05/20/37	Aaa	6,681	875,557
Series 2007-53, Class GB
5.50%	10/20/33	Aaa	250	268,157
Series 2007-58, Class SD, IO
6.237%(c)	10/20/37	Aaa	3,961	494,897
Series 2007-59, Class SP, IO
6.417%(c)	04/20/37	Aaa	3,595	421,930
Series 2008-36, Class AY
5.00%	04/16/23	Aaa	530	567,231
Series 2008-47, Class ML
5.25%	06/16/38	Aaa	760	785,266
Series 2008-62, Class SA, IO
5.897%(c)	07/20/38	Aaa	1,774	219,286
Series 2008-73, Class SK, IO
6.487%(c)	08/20/38	Aaa	3,737	453,225
Series 2008-79, Class SA, IO
7.297%(c)	09/20/38	Aaa	2,279	351,225
Series 2009-16, Class SJ, IO
6.547%(c)	05/20/37	Aaa	4,035	603,435
Series 2009-36, Class IE, IO
1.00%(c)	09/20/38	Aaa	11,388	258,100
Series 2009-6, Class CI, IO
6.50%	11/16/38	Aaa	1,200	199,122
Series 2009-65, Class LB
6.00%	07/16/39	Aaa	1,090	1,180,860
Series 2009-77, Class CS, IO
6.747%(c)	06/16/38	Aaa	5,817	794,224
Series 2009-78, Class SD, IO
5.947%(c)	09/20/32	Aaa	287	38,725
Series 2009-83, Class TS, IO
5.847%(c)	08/20/39	Aaa	2,335	250,474
Series 2009-106, Class ST, IO
5.747%(c)	02/20/38	Aaa	3,402	396,210
Series 2009-106, Class XL, IO
6.497%(c)	06/20/37	Aaa	3,623	445,652
Series 2009-118, Class XU
5.00%	12/20/20	Aaa	954	1,023,920
Series 2009-127, Class IA, IO
0.45%(c)	09/20/38	Aaa	18,765	157,308
Series 2010-14, Class A0, PO
3.057%(t)	12/20/32	Aaa	400	365,181
Series 2010-14, Class DO, PO
2.699%(t)	03/20/36	Aaa	766	727,419
Series 2010-14, Class EO, PO
2.697%(t)	06/16/33	Aaa	179	171,693
Series 2010-14, Class QP
6.00%	12/20/39	Aaa	770	828,266
Series 2010-31, Class SK, IO
5.847%(c)	11/20/34	Aaa	1,611	221,685
Series 2010-4, Class SB, IO
6.247%(c)	08/16/39	Aaa	5,143	669,434
Series 2010-85, Class ID, IO
6.00%	09/20/39	Aaa	3,376	465,459
Series 2010-157, Class OP, PO
4.156%(t)	12/20/40	Aaa	1,423	1,080,562
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.56%(c)	10/25/45	Caa3	630	374,096
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.25%	06/25/33	AAA(d)	530	521,005
Series 2004-11, Class 1A1
3.065%(c)	09/25/34	A2	287	241,241
Series 2005-5F, Class 2A3
5.50%	06/25/35	A2	390	391,272
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.95%(c)	09/25/36	Caa1	87	87,582
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.50%	09/25/34	Aa3	917	951,618
Series 2005-A2, Class 5A2
4.298%(c)	04/25/35	Ba2	600	599,512
Series 2005-S2, Class 1A1
4.50%	08/25/20	BB-(d)	462	464,954
Series 2005-S2, Class 4A3
5.50%	09/25/20	CCC(d)	335	335,273
Series 2006-A2, Class 5A1
2.974%(c)	11/25/33	Aa3	236	237,440
Series 2007-A1, Class 5A5
2.967%(c)	07/25/35	Baa2	429	432,369

JPMorgan Reremic,
Series 2010-4, Class 7A1, 144A
4.283%(c)	08/26/35	AAA(d)	612	615,232
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.00%	08/25/21	CC(d)	135	131,244
LVII Resecuritization Trust,
Series 2009-1, Class A1, 144A
5.949%(c)	11/27/37	AAA(d)	122	121,604
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
2.899%(c)	11/21/34	Aa2	560	544,224
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.00%	11/25/18	AAA(d)	481	490,355
Series 2003-9, Class 5A1
4.50%	12/25/18	AAA(d)	923	946,818
Series 2004-1, Class 4A1
5.50%	02/25/34	AAA(d)	362	368,088
Series 2004-3, Class 2A1
6.25%	04/25/34	Aa3	766	775,633
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.25%	07/25/19	AAA(d)	915	935,769
Series 2004-6, Class 4A1
5.00%	07/25/19	AAA(d)	948	983,101
Series 2004-P7, Class A6, 144A
5.50%	12/27/33	NR	783	830,830
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.142%(c)	04/25/29	Aa3	349	336,005
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.878%(c)	03/25/33	Aaa	799	752,610
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.598%(c)	09/25/34	Ba1	561	527,648
NCUA Guaranteed Notes,
Series 2010-C1, Class APT
2.65%	10/29/20	AAA(d)	2,334	2,295,525
Series 2010-R3, Class 1A
0.819%(c)	12/08/20	Aaa	1,942	1,951,480
Prime Mortgage Trust,
Series 2004-2, Class A2
4.75%	11/25/19	Aaa	533	547,441
Series 2004-CL1, Class 1A1
6.00%	02/25/34	AAA(d)	876	922,879
Residential Accredit Loans, Inc.,
Series 2004-QS3, Class CB
5.00%	03/25/19	Baa3	699	715,018
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.685%(c)	12/25/34	Baa2	470	436,336
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.75%	03/25/33	AAA(d)	684	719,946
Series 2004-S9, Class 1A6
5.50%	12/25/34	AA(d)	152	154,011
Series 2006-S12, Class 2A2
6.00%	12/25/36	B2	510	507,843
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.206%(c)	09/20/34	Aaa	652	596,660
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.941%(c)	06/25/34	Ba1	350	339,597
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.586%(c)	06/25/33	A1	309	302,077
Series 2003-26A, Class 3A5
2.543%(c)	09/25/33	Baa1	1,088	1,005,961
Series 2003-29, Class 1A1
4.75%	09/25/18	BBB(d)	813	830,507
Series 2004-7, Class 2A1
5.364%(c)	05/25/24	Baa2	553	573,669
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.99%(c)	09/25/44	Aa2	1,283	1,231,451
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.75%	06/15/26	NR	519	581,886
Wamu Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.607%(c)	05/25/33	Aaa	500	501,562
Series 2003-S1, Class A5
5.50%	04/25/33	AAA(d)	1,045	1,076,746
Series 2004-S3, Class 3A2
6.00%	07/25/34	Aaa	449	477,511
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.829%(c)	06/25/33	Aaa	719	739,365
Series 2004-7, Class 2A2
5.00%	07/25/19	AAA(d)	323	332,671
Series 2004-B, Class A1
4.923%(c)	02/25/34	Aaa	290	300,646
Series 2004-EE, Class 2A2
2.867%(c)	12/25/34	Aaa	1,025	1,040,491
Series 2004-O, Class A1
4.854%(c)	08/25/34	Aaa	1,100	1,121,153
Series 2005-AR9, Class 3A1
2.833%(c)	05/25/35	B1	696	660,260
Series 2005-AR13, Class A1
5.261%(c)	05/25/35	Ba3	461	453,191
Series 2006-11, Class A8
6.00%	09/25/36	Caa1	43	40,398
Series 2006-17, Class A1
5.50%	11/25/21	B2	314	315,930
Series 2007-3, Class 3A1
5.50%	04/25/22	Baa3	117	122,052
Series 2007-11, Class A85
6.00%	08/25/37	Caa1	727	701,289
Series 2007-11, Class A96
6.00%	08/25/37	B3	87	83,614

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $201,080,966)			205,505,890

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

Federal Home Loan Mortgage Corp.(a)
5.125%(t)	11/17/17	8,000	9,011,808
Federal National Mortgage Assoc.
2.047%(t)	07/05/14	2,800	2,620,069
FICO Strip
3.621%(t)	04/05/19	1,500	1,125,215

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,121,160)			12,757,092

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.1%

Federal Home Loan Mortgage Corp.
5.687%(c)	10/01/36	349	366,416
6.00%	05/01/17-12/01/36	11,446	12,497,442
6.50%	10/01/22-05/01/37	3,602	4,007,135
7.00%	09/01/36	1,033	1,191,076
8.00%	02/01/38	499	546,665
Federal National Mortgage Assoc.
3.403%(t)	06/01/17	1,675	1,360,345
3.50%	TBA	1,226	1,154,355
3.59%	10/01/20	1,400	1,353,514
3.81%	01/01/19	1,357	1,365,371
4.50%	TBA	2,020	2,055,665
5.00%	12/01/19-02/01/35	1,901	2,024,050
5.50%	01/01/19-06/01/34	2,571	2,779,497
6.00%	09/01/19-08/01/37	16,787	18,330,059
6.267%(c)	09/01/37	573	625,888
6.50%	09/01/22-10/01/38	6,391	7,136,839
7.00%	05/01/17-04/01/37	1,039	1,175,511
Government National Mortgage Assoc.
6.00%	09/20/36-03/20/41	2,748	3,007,579
6.50%	10/15/23-12/20/40	4,685	5,266,523
7.00%	10/20/38-12/20/38	1,687	1,927,798
7.50%	01/20/35	593	688,735

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $67,805,487)			68,860,463

U.S. TREASURY OBLIGATIONS — 9.6%

U.S. Treasury Bonds
3.625%	02/15/21	440	446,256
8.50%	02/15/20	3,000	4,234,923
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.375%	04/15/11	1,000	1,112,547
U.S. Treasury Notes
0.875%	01/31/12(k)	27,570	27,706,775
2.375%	10/31/14-03/31/16	36,000	36,734,881
2.625%	12/31/14	15,000	15,529,680
3.00%	09/30/16-02/28/17	39,640	40,811,433
3.125%	05/15/19	5,418	5,417,578
3.75%	11/15/18	3,000	3,151,875
3.875%	05/15/18	3,000	3,189,843
4.00%	02/15/15	5,000	5,430,470
4.75%	08/15/17	3,345	3,749,538
8.125%	08/15/19	12,573	17,265,281
8.875%	08/15/17-02/15/19	15,032	20,762,609
U.S. Treasury Strip Coupon
2.509%(t)	08/15/16	5,000	4,372,470
2.864%(t)	08/15/17	5,000	4,170,530
3.132%(t)	08/15/18	8,500	6,758,087
3.372%(t)	08/15/19(a)	8,390	6,339,727
4.651%(t)	11/15/27	3,000	1,396,827
4.749%(t)	02/15/30	4,000	1,648,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $205,483,809)			210,230,314

TOTAL LONG-TERM INVESTMENTS (cost $1,813,007,311)		1,923,972,065

SHORT-TERM INVESTMENTS — 17.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 17.9%	Shares
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $394,932,192; includes $89,795,203 of cash collateral for securities on loan)(b)(w)	394,932,192	394,932,192

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n)

U.S. Treasury Bills
0.10%	06/09/11	$25	24,996
0.15%	06/09/11	60	59,992
0.153%	06/09/11	225	224,970
0.155%	06/09/11	25	24,996
0.16%	06/09/11	25	24,997
1.125%	06/30/11	275	275,677

TOTAL U.S. TREASURY OBLIGATIONS (cost $635,466)			635,628

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*

Call Options
5 Year U.S. Treasury Note Futures, expiring 05/30/11, Strike Price $118.50	Goldman Sachs & Co.	16	1,250
Euro CD’s Option, expiring 06/30/11, Strike Price $99.63	Goldman Sachs & Co.	15	863
Interest Rate Swap Options,
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, expiring 04/18/11	Deutsche Bank	614	1,206
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, expiring 05/13/11	Barclays Capital Group	182	618

			3,937

Put Option
1 Year Mid Curve Option, expiring 09/30/11, Strike Price $98.00	Goldman Sachs & Co.	16	7,200

TOTAL OPTIONS PURCHASED (cost $29,896)			11,137

TOTAL SHORT-TERM INVESTMENTS (cost $395,597,554)			395,578,957

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 105.3% (cost $2,208,604,865)			2,319,551,022

OPTIONS WRITTEN*

Call Options
Euro CD’s Option, expiring 12/31/11, Strike Price $99.63	Goldman Sachs & Co.	15	(600)
Interest Rate Swap Options, Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR,expiring 05/17/11, Strike Price $0.02	Deutsche Bank	12,873	—

			(600)

Put Option
1 Year Mid Curve Option, expiring 09/30/11, Strike Price $96.75	Goldman Sachs & Co.	40	(8,100)

TOTAL OPTIONS WRITTEN (premiums received $36,325)			(8,700)

SECURITIES SOLD SHORT — (4.4)%

	Shares
COMMON STOCKS — (3.9)%

Advertising — (0.1)%
Omnicom Group, Inc.	24,670	(1,210,310)

Aerospace & Defense — (0.2)%
Boeing Co. (The)	12,830	(948,522)
Lockheed Martin Corp.	22,600	(1,817,040)
Raytheon Co.	10,140	(515,822)

		(3,281,384)

Agriculture — (0.1)%
Altria Group, Inc.	45,330	(1,179,940)
Lorillard, Inc.	2,410	(228,974)
Philip Morris International, Inc.	16,760	(1,099,959)

		(2,508,873)

Auto Parts & Equipment
Tenneco, Inc.*	9,480	(402,426)

Automobile Manufacturers
Ford Motor Co.*	29,830	(444,765)

Banks
Northern Trust Corp.	14,450	(733,337)

Biotechnology
Amgen, Inc.*	2,170	(115,987)
Vertex Pharmaceuticals, Inc.*	3,940	(188,844)

		(304,831)

Chemicals — (0.2)%
Ashland, Inc.	3,400	(196,384)
Ecolab, Inc.	10,635	(542,598)
OM Group, Inc.*	13,150	(480,501)
Praxair, Inc.	18,740	(1,903,984)
Sherwin-Williams Co. (The)	4,790	(402,312)
Valspar Corp. (The)	23,500	(918,850)

		(4,444,629)

Commercial Banks — (0.1)%
Bank of Hawaii Corp.	11,240	(537,497)
Commerce Bancshares, Inc.	4,565	(184,609)
Cullen/Frost Bankers, Inc.	7,720	(455,634)
KeyCorp	25,750	(228,660)
UMB Financial Corp.	13,000	(485,615)

		(1,892,015)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	13,870	(711,670)
Paychex, Inc.	12,630	(396,077)
SAIC, Inc.*	16,650	(281,718)
Western Union Co. (The)	17,700	(367,629)

		(1,757,094)

Computers — (0.1)%
Cognizant Technology Solutions Corp. (Class A Stock)*	2,500	(203,500)
Dell, Inc.*	35,080	(509,011)
Hewlett-Packard Co.	9,810	(401,916)
International Business Machines Corp.	5,180	(844,702)

		(1,959,129)

Construction & Engineering
URS Corp.*	8,287	(381,616)

Cosmetics/Personal Care — (0.1)%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	11,640	(1,121,630)

Diversified Financial Services — (0.1)%
Ameriprise Financial, Inc.	4,510	(275,471)
Charles Schwab Corp. (The)	19,204	(346,248)
Federated Investors, Inc. (Class B Stock)	24,450	(654,038)
Franklin Resources, Inc.	2,180	(272,674)
T. Rowe Price Group, Inc.	5,290	(351,362)
TD Ameritrade Holding Corp.	18,000	(375,660)

		(2,275,453)

Diversified Machinery — (0.1)%
Flowserve Corp.	1,500	(193,200)
Rockwell Automation, Inc.	9,760	(923,784)

		(1,116,984)

Diversified Manufacturing — (0.2)%
Dover Corp.	18,670	(1,227,366)
Eaton Corp.	20,070	(1,112,681)
General Electric Co.	18,500	(370,925)
Ingersoll-Rand PLC (Ireland)	15,280	(738,177)
SPX Corp.	2,491	(197,760)

		(3,646,909)

Electric — (0.2)%
American Electric Power Co., Inc.	11,990	(421,329)
Consolidated Edison, Inc.	17,360	(880,499)
Dominion Resources, Inc.	19,710	(881,037)
Edison International	19,040	(696,674)
Entergy Corp.	8,000	(537,680)
Exelon Corp.	9,660	(398,378)
NRG Energy, Inc.*	19,910	(428,861)
Wisconsin Energy Corp.	27,410	(836,005)

		(5,080,463)

Electronics
Agilent Technologies, Inc.*	10,100	(452,278)

Entertainment
International Game Technology	21,300	(345,699)

Environmental Control
Nalco Holding Co.	17,125	(467,684)

Financial — Bank & Trust
Valley National Bancorp	36,111	(504,110)

Food — (0.1)%
Hershey Co. (The)	25,450	(1,383,208)
Whole Foods Market, Inc.	6,520	(429,668)

		(1,812,876)

Forest Products & Paper
International Paper Co.	2,020	(60,964)

Healthcare Products — (0.1)%
Hospira, Inc.*	3,600	(198,720)
Johnson & Johnson	26,220	(1,553,535)

		(1,752,255)

Home Builders
MDC Holdings, Inc.	5,200	(131,820)
Ryland Group, Inc.	8,420	(133,878)

		(265,698)

Household Products/ Wares — (0.1)%
Church & Dwight Co., Inc.	8,270	(656,142)
Clorox Co.	15,540	(1,088,888)

		(1,745,030)

Insurance — (0.2)%
American International Group, Inc.*	5,330	(187,296)
Aon Corp.	13,400	(709,664)
Chubb Corp. (The)	8,820	(540,754)
Cincinnati Financial Corp.	11,600	(380,480)
Hartford Financial Services Group, Inc.	15,100	(406,643)
Lincoln National Corp.	10,600	(318,424)
Principal Financial Group, Inc.	10,490	(336,834)
Progressive Corp. (The)	40,180	(849,003)
Travelers Cos., Inc. (The)	11,880	(706,623)
W.R. Berkley Corp.	27,430	(883,520)

		(5,319,241)

Internet Software & Services — (0.1)%
AOL, Inc.*	5,600	(109,368)
eBay, Inc.*	16,380	(508,435)
Google, Inc. (Class A Stock)*	1,280	(750,349)
NetFlix, Inc.*	800	(189,864)
Yahoo!, Inc.*	11,710	(194,971)

		(1,752,987)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	20,270	(319,861)
Cliffs Natural Resources, Inc.	2,380	(233,906)
Nucor Corp.	23,429	(1,078,203)
United States Steel Corp.	2,530	(136,468)

		(1,768,438)

Lodging — (0.1)%
Choice Hotels International, Inc.	10,210	(396,659)
Starwood Hotels & Resorts Worldwide, Inc.	11,320	(657,918)

		(1,054,577)

Machinery — Construction & Mining
Caterpillar, Inc.	7,790	(867,416)

Media — (0.2)%
DIRECTV (Class A Stock)*	4,200	(196,560)
New York Times Co. (The) (Class A Stock)*	46,510	(440,450)
News Corp. (Class A Stock)	22,003	(386,373)
News Corp. (Class B Stock)	61,260	(1,140,661)
Scripps Networks Interactive, Inc. (Class A Stock)	17,100	(856,539)
Time Warner Cable, Inc.	7,770	(554,312)
Viacom, Inc. (Class B Stock)	9,280	(431,705)
Washington Post Co. (The) (Class B Stock)	1,770	(774,481)

		(4,781,081)

Metal Fabricate/Hardware — (0.1)%
Tenaris SA, ADR (Luxembourg)	32,700	(1,617,342)

Mining
Vale SA, ADR (Brazil)	6,920	(230,782)

Office Equipment
Xerox Corp.	17,708	(188,590)

Oil & Gas — (0.1)%
ConocoPhillips	5,900	(471,174)
Denbury Resources, Inc.*	24,330	(593,652)
Diamond Offshore Drilling, Inc.	3,690	(286,713)
Encana Corp. (Canada)	2,100	(72,513)
EQT Corp.	2,300	(114,770)
Sunoco, Inc.	3,320	(151,359)
Tesoro Corp.*	6,010	(161,248)

		(1,851,429)

Oil & Gas Services
Weatherford International Ltd. (Switzerland)*	8,450	(190,970)

Pharmaceuticals — (0.1)%
Eli Lilly & Co.	45,980	(1,617,117)
Forest Laboratories, Inc.*	5,910	(190,893)
Isis Pharmaceuticals, Inc.*	12,870	(116,345)
Mead Johnson Nutrition Co.	4,040	(234,037)

		(2,158,392)

Real Estate Investment Trusts — (0.3)%
Associated Estates Realty Corp.	16,500	(262,020)
CBL & Associates Properties, Inc.	24,580	(428,184)
Douglas Emmett, Inc.	24,500	(459,375)
Duke Realty Corp.	32,080	(449,441)
Extra Space Storage, Inc.	47,700	(987,867)
Federal Realty Investment Trust	7,620	(621,487)
Highwoods Properties, Inc.	23,340	(817,133)
Kimco Realty Corp.	29,180	(535,161)
National Retail Properties, Inc.	11,840	(309,379)
Post Properties, Inc.	18,342	(719,924)
Realty Income Corp.	13,310	(465,184)
SL Green Realty Corp.	9,930	(746,736)
Taubman Centers, Inc.	14,260	(764,051)

		(7,565,942)

Retail
Wal-Mart Stores, Inc.	9,070	(472,093)

Semiconductors — (0.4)%
Atmel Corp.*	16,070	(219,034)
Cypress Semiconductor Corp.*	65,660	(1,272,491)
Intel Corp.	17,990	(362,858)
Linear Technology Corp.	55,156	(1,854,896)
Maxim Integrated Products, Inc.	6,350	(162,560)
Microchip Technology, Inc.	59,940	(2,278,320)
National Semiconductor Corp.	25,700	(368,538)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	34,550	(420,819)
Texas Instruments, Inc.	43,970	(1,519,603)

		(8,459,119)

Software — (0.1)%
Activision Blizzard, Inc.	17,500	(191,975)
Electronic Arts, Inc.*	51,192	(999,780)
SAP AG, ADR (Germany)	3,220	(197,579)
THQ, Inc.*	46,341	(211,315)

		(1,600,649)

Telecommunications — (0.1)%
AT&T, Inc.	45,870	(1,403,622)
Ciena Corp.*	9,500	(246,620)
JDS Uniphase Corp.*	9,080	(189,227)
Motorola Solutions, Inc.*	8,011	(358,012)
Nokia Oyj., ADR (Finland)	45,030	(383,205)
Tellabs, Inc.	29,870	(156,519)

		(2,737,205)

Toys
Hasbro, Inc.	8,200	(384,088)

Transportation — (0.1)%
FedEx Corp.	4,710	(440,621)
Heartland Express, Inc.	43,000	(755,080)
Knight Transportation, Inc.	20,450	(393,662)
United Parcel Service, Inc. (Class B Stock)	8,660	(643,611)
Werner Enterprises, Inc.	22,730	(601,663)

		(2,834,637)

Water
Aqua America, Inc.	25,880	(592,393)

TOTAL COMMON STOCKS (proceeds received $77,727,226)		(86,395,813)

EXCHANGE TRADED FUNDS — (0.3)%
Consumer Discretionary Select Sector SPDR Fund	25,000	(975,250)
Energy Select Sector SPDR Fund	19,500	(1,556,295)
Industrial Select Sector SPDR Fund	10,400	(391,872)
SPDR S&P 500 ETF Trust	14,700	(1,947,897)
Technology Select Sector SPDR Fund	14,548	(379,266)
Utilities Select Sector SPDR Fund	42,084	(1,342,461)

TOTAL EXCHANGE TRADED FUNDS (proceeds received 6,363,075)		(6,593,041)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.2)%
Federal National Mortgage Assoc.
4.00%	04/01/41	$2,454	(2,413,357)
5.50%	TBA	1,184	(1,266,140)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $3,652,177)			(3,679,497)

TOTAL SECURITIES SOLD SHORT (proceeds received $87,742,478)			(96,668,351)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 100.9% (cost $2,120,826,062)			2,222,873,971

Other liabilities in excess of other assets(x) — (0.9)%			(20,925,383)

NET ASSETS — 100.0%			$2,201,948,588

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

CVT	Convertible Security

ETF	Exchange Traded Fund

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Financing Corporation

GDR	Global Depositary Receipt

GNMA	Government National Mortgage Association

IO	Interest Only

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind

PO	Principal Only

PRFC	Preference Shares

QMTF	Quote Multilateral Trading Facility

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation-Protected Security

XHKG	Hong Kong Stock Exchange

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,335,523; cash collateral of $89,795,203 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2011, three securities representing $722,205 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

					Unrealized
			Value at	Value at	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	March 31, 2011	(Depreciation)(1)
Long Positions:
6	30 Day Fed Fund	Jun. 2011	$2,496,200	$2,496,825	$625
20	30 Day Fed Fund	Jul. 2011	8,318,916	8,321,500	2,584
19	30 Day Fed Fund	Oct. 2011	7,900,278	7,899,882	(396)
19	30 Day Fed Fund	Nov. 2011	7,897,111	7,896,319	(792)
15	90 Day Euro Dollar	Sep. 2014	3,606,525	3,613,500	6,975
9	2 Year U.S. Treasury Notes	Jun. 2011	1,962,844	1,963,125	281
318	5 Year U.S. Treasury Notes	Jun. 2011	37,056,937	37,138,922	81,985
374	10 Year U.K. Gilt	Jun. 2011	69,523,132	70,298,992	775,860
997	20 Year U.S. Treasury Notes	Jun. 2011	119,082,108	119,826,937	744,829
429	Amsterdam Index	Apr. 2011	42,043,593	44,272,809	2,229,216
263	DAX Index	Jun. 2011	61,383,322	65,957,792	4,574,470
32	FTSE 100 Index	Jun. 2011	2,874,230	3,020,791	146,561
140	Russell 2000 Mini	Jun. 2011	11,364,220	11,783,800	419,580
502	S&P 500 E-Mini	Jun. 2011	32,979,355	33,157,100	177,745
308	Topix Index	Jun. 2011	34,630,836	32,066,363	(2,564,473)

					6,595,050

Short Positions:
12	90 Day Bankers' Acceptance	Sep. 2011	3,041,619	3,044,560	(2,941)
6	90 Day Euro Dollar	Jun. 2011	1,486,987	1,488,263	(1,276)
66	90 Day Euro Dollar	Sep. 2011	16,421,600	16,424,100	(2,500)
6	90 Day Euro Dollar	Dec. 2011	1,480,312	1,480,837	(525)
6	90 Day Euro Dollar	Mar. 2012	1,478,362	1,476,750	1,612
18	90 Day Euro Dollar	Sep. 2012	4,424,463	4,428,451	(3,988)
12	90 Day Euro Euribor	Sep. 2011	4,178,665	4,173,352	5,313
37	2 Year U.S. Treasury Notes	Jun. 2011	8,083,829	8,070,625	13,204
40	5 Year Euro-Bobl	Jun. 2011	6,503,501	6,494,714	8,787
1,516	5 Year U.S. Treasury Notes	Jun. 2011	176,755,007	177,052,218	(297,211)
123	10 Year Euro-Bund	Jun. 2011	21,320,527	21,140,897	179,630
31	10 Year Japanese Bonds	Jun. 2011	51,710,147	52,008,295	(298,148)
313	10 Year U.S. Treasury Notes	Jun. 2011	37,134,337	37,256,781	(122,444)
2	30 Year U.S. Treasury Notes	Jun. 2011	237,000	240,375	(3,375)
160	Australia SPI Index	Jun. 2011	19,168,020	20,128,466	(960,446)
388	CAC40 10 Euro	Apr. 2011	20,653,156	21,945,353	(1,292,197)
1,377	Euro Stoxx	Jun. 2011	52,134,789	55,499,958	(3,365,169)
73	FTSE 100 Index	Jun. 2011	6,914,576	6,891,179	23,397
320	S&P 500 E-Mini	Jun. 2011	20,732,373	21,136,000	(403,627)

					(6,521,904)

					$73,146

(1)	Cash of $2,175,000 and U.S. Treasury Securities with a market value of $18,881,296 have been segregated to cover requirements for open futures contracts as of March 31, 2011.

Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 05/09/11	Pacific Crest Capital, Inc.	AUD	9,757	$9,749,379	$10,042,673	$293,294
Expiring 05/09/11	State Street Bank	AUD	563	560,321	579,600	19,279
British Pound,
Expiring 05/09/11	Citigroup Global Markets	GBP	876	1,410,679	1,404,456	(6,223)
Expiring 05/09/11	UBS Securities	GBP	3,575	5,807,838	5,732,273	(75,565)
Expiring 05/09/11	UBS Securities	GBP	521	836,904	834,745	(2,159)
Canadian Dollar,
Expiring 06/28/11	RBC Dominion Securities	CAD	1,119	1,140,101	1,152,315	12,214
Danish Krone,
Expiring 06/14/11	Citigroup Global Markets	DKK	2,523	467,548	478,848	11,300
Euro,
Expiring 05/09/11	Barclays Capital Group	EUR	535	723,734	757,740	34,006
Expiring 05/09/11	Citigroup Global Markets	EUR	250	345,255	354,036	8,781
Expiring 05/09/11	UBS Securities	EUR	6,500	8,989,826	9,204,932	215,106
Expiring 06/14/11	Barclays Capital Group	EUR	2,404	3,412,377	3,401,787	(10,590)
Hong Kong Dollar,
Expiring 05/09/11	RBC Dominion Securities	HKD	4,613	592,605	593,288	683
Expiring 05/09/11	UBS Securities	HKD	9,789	1,257,564	1,258,948	1,384
Expiring 06/14/11	UBS Securities	HKD	1,446	185,621	185,978	357
Japanese Yen,
Expiring 05/09/11	Barclays Capital Group	JPY	28,677	345,315	344,839	(476)
Expiring 05/09/11	BNP Paribas	JPY	437,158	5,372,916	5,256,773	(116,143)
Expiring 05/09/11	Citigroup Global Markets	JPY	320,000	3,911,861	3,847,961	(63,900)
Expiring 05/09/11	Morgan Stanley	JPY	55,685	680,915	669,606	(11,309)
Expiring 06/14/11	RBC Dominion Securities	JPY	73,831	917,958	888,044	(29,914)
Expiring 06/14/11	RBC Dominion Securities	JPY	57,811	707,565	695,348	(12,217)
Expiring 06/14/11	State Street Bank	JPY	453,232	5,586,694	5,451,467	(135,227)
Expiring 06/28/11	Northland Securities, Inc.	JPY	9,617	118,845	115,682	(3,163)
Expiring 06/28/11	RBC Dominion Securities	JPY	29,033	350,000	349,249	(751)
Expiring 06/28/11	UBS Securities	JPY	27,861	343,676	335,151	(8,525)
Norwegian Krone,
Expiring 05/09/11	State Street Bank	NOK	2,509	436,701	452,716	16,015
Singapore Dollar,
Expiring 05/09/11	RBC Dominion Securities	SGD	890	694,315	706,206	11,891
Expiring 05/09/11	Societe Generale	SGD	839	658,337	665,648	7,311
Swedish Krona,
Expiring 05/09/11	State Street Bank	SEK	23,289	3,619,104	3,682,318	63,214
Expiring 06/28/11	State Street Bank	SEK	4,392	694,464	692,662	(1,802)
Swiss Franc,
Expiring 05/09/11	RBC Dominion Securities	CHF	3,521	3,768,087	3,834,559	66,472
Expiring 05/09/11	UBS Securities	CHF	875	944,262	952,884	8,622
Expiring 06/28/11	UBS Securities	CHF	565	628,198	615,563	(12,635)

				$65,258,965	$65,538,295	$279,330

		Notional		Value at Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)

Australian Dollar,
Expiring 05/09/11	State Street Bank	AUD	1,794	$1,808,931	$1,846,035	$(37,104)
Expiring 06/14/11	Dain Rauscher Wessels	AUD	2,808	2,805,658	2,876,293	(70,635)
Expiring 06/14/11	State Street Bank	AUD	1,711	1,709,307	1,753,188	(43,881)
Expiring 06/28/11	Pacific Crest Capital, Inc.	AUD	177	177,356	181,413	(4,057)
British Pound,
Expiring 05/09/11	Citigroup Global Markets	GBP	6,331	10,252,972	10,152,006	100,966
Expiring 05/09/11	Citigroup Global Markets	GBP	444	722,270	711,656	10,614
Expiring 05/09/11	RBC Dominion Securities	GBP	2,185	3,566,100	3,503,743	62,357
Expiring 05/09/11	RBC Dominion Securities	GBP	600	954,170	962,060	(7,890)
Expiring 06/14/11	Barclays Capital Group	GBP	10,431	16,909,792	16,715,357	194,435
Expiring 06/14/11	Citigroup Global Markets	GBP	526	843,484	842,759	725
Expiring 06/14/11	Citigroup Global Markets	GBP	412	658,573	659,805	(1,232)
Expiring 06/14/11	Citigroup Global Markets	GBP	300	481,932	480,756	1,176
Expiring 06/14/11	Deutsche Bank	GBP	515	838,866	825,297	13,569
Expiring 06/14/11	Pacific Crest Capital, Inc.	GBP	446	719,763	715,496	4,267
Expiring 06/28/11	Citigroup Global Markets	GBP	164	266,970	262,733	4,237
Canadian Dollar,
Expiring 05/09/11	RBC Dominion Securities	CAD	2,453	2,479,423	2,528,265	(48,842)
Expiring 06/14/11	Dain Rauscher Wessels	CAD	585	602,647	602,411	236
Danish Krone,
Expiring 06/14/11	Deutsche Bank	DKK	2,523	470,844	478,849	(8,005)
Euro,
Expiring 05/09/11	Barclays Capital Group	EUR	770	1,091,372	1,090,778	594
Expiring 05/09/11	Pacific Crest Capital, Inc.	EUR	268	375,165	379,562	(4,397)
Expiring 05/09/11	RBC Dominion Securities	EUR	672	928,605	951,039	(22,434)
Expiring 05/09/11	RBC Dominion Securities	EUR	330	448,856	467,327	(18,471)
Expiring 05/09/11	State Street Bank	EUR	6,723	9,318,888	9,520,755	(201,867)
Expiring 05/09/11	UBS Securities	EUR	900	1,234,507	1,274,529	(40,022)
Expiring 06/14/11	Barclays Capital Group	EUR	10,258	14,274,017	14,516,142	(242,125)
Expiring 06/14/11	Citigroup Global Markets	EUR	2,497	3,544,143	3,533,480	10,663
Expiring 06/14/11	Pacific Crest Capital, Inc.	EUR	477	666,780	674,728	(7,948)
Expiring 06/14/11	RBC Dominion Securities	EUR	1,786	2,486,906	2,527,811	(40,905)
Expiring 06/14/11	RBC Dominion Securities	EUR	277	390,202	392,542	(2,340)
Expiring 06/14/11	State Street Bank	EUR	4,255	5,999,292	6,021,302	(22,010)
Expiring 06/28/11	BNP Paribas	EUR	954	1,353,398	1,350,056	3,342
Expiring 06/28/11	Pacific Crest Capital, Inc.	EUR	220	310,921	310,674	247
Hong Kong Dollar,
Expiring 05/09/11	Barclays Capital Group	HKD	32,554	4,183,184	4,186,520	(3,336)
Expiring 05/09/11	Citigroup Global Markets	HKD	4,214	540,884	541,964	(1,080)

Expiring 05/09/11	Pacific Crest Capital, Inc.	HKD	765	98,148	98,417	(269)
Expiring 05/09/11	State Street Bank	HKD	5,076	652,045	652,821	(776)
Expiring 06/14/11	Morgan Stanley	HKD	12,036	1,546,359	1,548,425	(2,066)
Expiring 06/28/11	Hong Kong & Shanghai Bank	HKD	21,925	2,815,311	2,820,887	(5,576)
Japanese Yen,
Expiring 05/09/11	Morgan Stanley	JPY	34,731	430,000	417,633	12,367
Expiring 05/09/11	RBC Dominion Securities	JPY	58,402	710,249	702,274	7,975
Expiring 05/09/11	Societe Generale	JPY	95,000	1,173,304	1,142,363	30,941
Expiring 05/09/11	State Street Bank	JPY	504,906	6,183,184	6,071,438	111,746
Expiring 06/14/11	Morgan Stanley	JPY	545,470	6,603,535	6,560,906	42,629
Expiring 06/28/11	Pacific Crest Capital, Inc.	JPY	46,925	596,978	564,480	32,498
Singapore Dollar,
Expiring 06/14/11	Barclays Capital Group	SGD	1,272	1,007,425	1,009,465	(2,040)
Swedish Krona,
Expiring 05/09/11	State Street Bank	SEK	3,867	609,573	611,368	(1,795)
Swiss Franc,
Expiring 05/09/11	Northland Securities, Inc.	CHF	481	532,031	523,998	8,033
Expiring 05/09/11	Pacific Crest Capital, Inc.	CHF	460	507,160	500,606	6,554
Expiring 05/09/11	State Street Bank	CHF	1,101	1,191,670	1,198,968	(7,298)

				$118,073,150	$118,261,380	$(188,230)

Cross Currency Exchange contracts outstanding at March 31, 2011:

				In		Unrealized
		Contracts		Exchange		Appreciation/
Settlement	Type	(000)		For (000)		(Depreciation)	Counterparty
05/09/11	Buy	AUD	223	JPY	18,482	$7,121	Citigroup Global Markets
05/09/11	Buy	AUD	480	GBP	298	15,882	Citigroup Global Markets
05/09/11	Buy	CAD	305	JPY	25,324	9,699	Pacific Crest Capital, Inc.
05/09/11	Buy	CAD	417	GBP	263	8,324	Morgan Stanley
05/09/11	Buy	EUR	833	JPY	93,479	55,329	Pacific Crest Capital, Inc.
05/09/11	Buy	GBP	273	EUR	323	(18,950)	Barclays Capital Group
05/09/11	Buy	HKD	2,640	GBP	212	(142)	UBS Securities
05/09/11	Buy	HKD	3,678	EUR	345	(15,358)	UBS Securities
05/09/11	Buy	JPY	46,186	GBP	342	7,019	Pacific Crest Capital, Inc.
05/09/11	Buy	JPY	51,665	EUR	457	(26,150)	Pacific Crest Capital, Inc.

						$42,774

Interest rate swap agreements outstanding at March 31, 2011:

								Unrealized
			Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date		(000)#	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Credit Suisse International(1)	04/15/16		$1,262	2.27%	3 month LIBOR	$11,086	$—	$11,086
Credit Suisse International(2)	04/15/21		692	0.00%	3 month LIBOR	(213,515)	—	(213,515)
Deutsche Bank AG(1)	05/08/16		5,554	2.58%	3 month LIBOR	(18,999)	—	(18,999)
Deutsche Bank AG(2)	05/08/41		1,525	4.43%	3 month LIBOR	30,819	—	30,819
HSBC Bank USA, N.A.(1)	01/04/13	CAD	2,454	2.11%	3 month Canadian Bank floating rate	3,251	—	3,251

						$(187,358)	$—	$(187,358)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio receives the fixed rate and pays the floating rate.

#	National Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2011:

						Upfront	Unrealized
		Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)#(3)	Fixed Rate	Reference Entity/Obligation	Value(4)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	12/13/49	$250	0.62%	CMBX.NA.AA.3.V1	$(131,012)	$(170,242)	$39,230
Citigroup, Inc.	03/15/49	320	0.25%	CMBX.NA.A.2.V1	(111,291)	(148,510)	37,219
Citigroup, Inc.	02/17/49	300	0.96%	CMBX.NA.AJ.V1	(61,194)	(95,900)	34,706
Morgan Stanley Capital Services, Inc.	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(83,468)	(119,668)	36,200
Morgan Stanley Capital Services, Inc.	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(83,468)	(119,668)	36,200
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.62%	CMBX.NA.AA.3.V1	(62,886)	(82,009)	19,123
Morgan Stanley Capital Services, Inc.	02/17/41	250	0.35%	CMBX.NA.AAA.V1	(11,650)	(21,822)	10,172
UBS AG	06/20/16	1,050	1.00%	CDX.NA.IG.16	2,409	1,822	587

					$(542,560)	$(755,997)	$213,437

					Implied Credit		Upfront	Unrealized
		Notional Amount			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)#(3)	Fixed Rate	Reference Entity/Obligation	March 31, 2011(5)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	03/20/13	$230	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	$(5,373)	$(4,569)	$(804)
Barclays Bank PLC	06/20/13	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	5.192%	(300)	(12,860)	12,560
Barclays Bank PLC	06/20/13	170	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	5.192%	(423)	(17,060)	16,637
Barclays Bank PLC	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(3,744)	(6,203)	2,459
Barclays Bank PLC	09/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.950%	(5,835)	(6,286)	451
Barclays Bank PLC	06/20/16	750	1.00%	Clorox Company, 3.55%, due 11/01/15	1.046%	(1,448)	(1,492)	44
Barclays Bank PLC	06/20/16	500	1.00%	Conagra Foods, Inc., 7.00%, due 10/01/28	1.216%	(5,111)	(4,632)	(479)
Barclays Bank PLC	03/20/14	60	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(4,977)	(3,966)	(1,011)
Barclays Bank PLC	03/20/14	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(10,763)	(8,513)	(2,250)
Barclays Bank PLC	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,295)	(8,867)	572
Barclays Bank PLC	06/20/14	60	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.583%	(5,684)	(4,813)	(871)
Barclays Bank PLC	12/20/12	50	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	1,970	(1,368)	3,338
Barclays Bank PLC	12/20/12	20	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	789	(317)	1,106
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	4,729	(522)	5,251
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	4,755	(572)	5,327
Barclays Bank PLC	12/20/13	240	5.00%	First Data Corp., 9.875%, due 09/24/15	4.090%	5,992	(12,966)	18,958
Barclays Bank PLC	06/20/13	230	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	7.356%	(10,910)	(4,705)	(6,205)
Barclays Bank PLC	06/20/13	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	7.356%	(7,115)	(5,575)	(1,540)
Barclays Bank PLC	03/20/14	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(16,255)	(8,134)	(8,121)
Barclays Bank PLC	03/20/14	50	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(862)	(2,963)	2,101
Barclays Bank PLC	06/20/16	116	5.00%	Levi Strauss & Co., 8.875%, due 04/01/16	NA	810	900	(90)
Barclays Bank PLC	06/20/11	250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	0.280%	480	48	432
Barclays Bank PLC	12/20/12	50	5.00%	MGM Resorts International, 5.875%, due 02/27/14	3.853%	1,033	(837)	1,870
Barclays Bank PLC	12/20/12	20	1.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(4)	(1,129)	1,125
Barclays Bank PLC	09/20/12	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	5.197%	(63)	(660)	597
Barclays Bank PLC	12/20/13	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(2,633)	(2,402)	(231)
Barclays Bank PLC	09/20/14	90	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.369%	(3,579)	(4,391)	812
Barclays Bank PLC	12/20/11	100	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.055%	(6,070)	(9,981)	3,911
BNP Paribas	06/20/16	100	1.00%	Georgia-Pacific LLC, 7.75%, due 11/15/29	1.438%	(2,095)	(2,065)	(30)
BNP Paribas	03/20/14	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(2,068)	(5,091)	3,023
BNP Paribas	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(1,723)	(6,132)	4,409
BNP Paribas	09/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.900%	384	(3,433)	3,817
BNP Paribas	06/20/16	500	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.258%	(6,149)	(5,594)	(555)
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(4,227)	(3,577)	(650)
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(4,227)	(3,790)	(437)
BNP Paribas	12/20/15	50	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(4,227)	(3,792)	(435)
BNP Paribas	03/20/16	110	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(10,283)	(9,283)	(1,000)
BNP Paribas	03/20/16	110	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(10,282)	(9,664)	(618)
BNP Paribas	03/20/16	60	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(5,608)	(5,697)	89
BNP Paribas	03/20/16	90	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(8,376)	(8,488)	112
Citigroup, Inc.	12/20/12	120	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	1.926%	6,476	(1,574)	8,050
Citigroup, Inc.	03/20/13	330	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.062%	19,296	1,038	18,258
Citigroup, Inc.	06/20/11	130	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	1.028%	93	(60)	153
Citigroup, Inc.	03/20/13	220	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(5,139)	(3,266)	(1,873)
Citigroup, Inc.	03/20/13	260	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(5,273)	(6,491)	1,218
Citigroup, Inc.	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(3,745)	(6,214)	2,469
Citigroup, Inc.	03/20/14	150	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(4,681)	(4,397)	(284)
Citigroup, Inc.	03/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(3,119)	(3,497)	378
Citigroup, Inc.	03/20/14	230	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(7,177)	(8,327)	1,150
Citigroup, Inc.	12/20/13	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.053%	(8,493)	(5,207)	(3,286)
Citigroup, Inc.	12/20/13	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.053%	(8,493)	(4,635)	(3,858)
Citigroup, Inc.	03/20/15	350	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	9.264%	(45,683)	(31,982)	(13,701)
Citigroup, Inc.	12/20/12	50	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	1,970	(1,368)	3,338
Citigroup, Inc.	06/20/16	250	1.00%	Freeport-McMoran, 8.375%, due 04/01/17	1.209%	(2,475)	(3,629)	1,154
Citigroup, Inc.	12/20/12	120	5.00%	Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	6.117%	(2,018)	(3,350)	1,332
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.247%	1,572	(2,338)	3,910
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.247%	1,572	(2,344)	3,916
Citigroup, Inc.	03/20/13	350	5.00%	MBIA Global Funding LLC	16.869%	(66,968)	(94,031)	27,063
Citigroup, Inc.	06/20/13	120	5.00%	MBIA Global Funding LLC	17.680%	(26,614)	(50,446)	23,832
Citigroup, Inc.	06/20/13	80	5.00%	MBIA Global Funding LLC	17.680%	(17,743)	(29,832)	12,089
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(2,357)	(2,397)	40
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(2,357)	(2,385)	28
Citigroup, Inc.	03/20/15	100	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(4,712)	(3,857)	(855)
Citigroup, Inc.	03/20/15	190	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(8,955)	(7,789)	(1,166)
Citigroup, Inc.	06/20/16	500	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(12,821)	(15,417)	2,596
Citigroup, Inc.	06/20/16	50	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(1,282)	(1,562)	280
Citigroup, Inc.	12/20/12	50	5.00%	MGM Resorts International, 5.875%, due 02/27/14	3.853%	1,033	(836)	1,869
Citigroup, Inc.	12/20/12	100	1.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(25)	(5,046)	5,021
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(5,971)	5,940
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(7,105)	7,074
Citigroup, Inc.	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.250%	(3,531)	(13,796)	10,265
Citigroup, Inc.	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(6,317)	(5,764)	(553)
Citigroup, Inc.	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(5,167)	(4,977)
Credit Suisse International	03/20/16	100	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(9,347)	(9,436)	89
Credit Suisse International	03/20/16	30	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(2,804)	(3,432)	628
Deutsche Bank AG	03/20/13	120	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.062%	7,017	488	6,529
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(1,727)	(608)
Deutsche Bank AG	03/20/13	260	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(6,073)	(4,897)	(1,176)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(2,500)	165
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(2,476)	141
Deutsche Bank AG	03/20/13	180	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(4,204)	(5,346)	1,142
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(1,274)	(1,061)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,028)	(2,293)	265
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	7.340%	(2,700)	(2,842)	142
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	7.340%	(2,700)	(3,022)	322
Deutsche Bank AG	03/20/14	250	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(20,740)	(10,698)	(10,042)
Deutsche Bank AG	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,296)	(6,212)	(2,084)
Deutsche Bank AG	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,296)	(7,159)	(1,137)
Deutsche Bank AG	03/20/14	140	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(11,615)	(10,032)	(1,583)
Deutsche Bank AG	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(2,489)	(3,192)	703
Deutsche Bank AG	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(2,489)	(3,195)	706
Deutsche Bank AG	06/20/16	150	1.00%	Georgia-Pacific LLC, 7.75%, due 11/15/29	1.438%	(3,142)	(2,776)	(366)
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	7.356%	(4,743)	(4,046)	(697)
Deutsche Bank AG	03/20/14	150	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(16,256)	(8,127)	(8,129)
Deutsche Bank AG	03/20/14	400	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(43,347)	(24,634)	(18,713)
Deutsche Bank AG	03/20/14	300	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(32,510)	(17,216)	(15,294)
Deutsche Bank AG	03/20/13	250	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.247%	3,932	(5,844)	9,776
Deutsche Bank AG	03/20/13	100	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.247%	1,572	(2,344)	3,916
Deutsche Bank AG	03/20/14	110	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	5.489%	(1,276)	(4,515)	3,239
Deutsche Bank AG	06/20/11	120	5.00%	MBIA Global Funding LLC	9.795%	(1,089)	(8,413)	7,324
Deutsche Bank AG	09/20/12	120	5.00%	MBIA Global Funding LLC	14.325%	(14,457)	(39,309)	24,852
Deutsche Bank AG	12/20/12	120	5.00%	MBIA Global Funding LLC	15.808%	(18,966)	(34,698)	15,732
Deutsche Bank AG	12/20/12	50	5.00%	MBIA Global Funding LLC	15.808%	(7,903)	(14,799)	6,896
Deutsche Bank AG	03/20/13	180	5.00%	MBIA Global Funding LLC	16.868%	(34,441)	(44,634)	10,193
Deutsche Bank AG	06/20/13	250	5.00%	MBIA Global Funding LLC	17.680%	(55,446)	(77,547)	22,101
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC	17.680%	(11,090)	(15,523)	4,433
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC	17.680%	(11,090)	(16,212)	5,122
Deutsche Bank AG	06/20/13	100	5.00%	MBIA Global Funding LLC	17.680%	(22,178)	(24,593)	2,415
Deutsche Bank AG	06/20/13	70	5.00%	MBIA Global Funding LLC	17.680%	(15,525)	(18,518)	2,993
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC	17.680%	(26,614)	(44,324)	17,710
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC	17.680%	(26,614)	(46,227)	19,613
Deutsche Bank AG	06/20/13	80	5.00%	MBIA Global Funding LLC	17.680%	(17,743)	(31,925)	14,182
Deutsche Bank AG	09/20/13	80	5.00%	MBIA Global Funding LLC	18.413%	(20,073)	(36,123)	16,050
Deutsche Bank AG	12/20/12	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.683%	2,842	(1,869)	4,711
Deutsche Bank AG	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.683%	1,184	(786)	1,970
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.985%	230	(6,741)	6,971
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.985%	230	(6,016)	6,246
Deutsche Bank AG	03/20/15	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(5,656)	(5,753)	97
Deutsche Bank AG	03/20/15	100	5.00%	McClatchy Corp., 5.75%, due 09/01/17	6.408%	(4,712)	(5,245)	533
Deutsche Bank AG	06/20/16	250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(6,411)	(8,040)	1,629
Deutsche Bank AG	06/20/16	210	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(5,385)	(6,771)	1,386
Deutsche Bank AG	06/20/16	490	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(12,565)	(13,975)	1,410
Deutsche Bank AG	06/20/16	500	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.538%	(12,821)	(14,192)	1,371
Deutsche Bank AG	12/20/12	120	1.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(8,467)	8,436
Deutsche Bank AG	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(6,317)	(8,799)	2,482
Deutsche Bank AG	12/20/13	220	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(11,581)	(12,938)	1,357
Deutsche Bank AG	12/20/13	250	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(13,160)	(12,009)	(1,151)
Deutsche Bank AG	12/20/13	170	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(8,948)	(7,489)	(1,459)
Deutsche Bank AG	12/20/13	280	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(14,739)	(14,410)	(329)
Deutsche Bank AG	03/20/14	750	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.477%	(47,373)	(48,705)	1,332
Deutsche Bank AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(5,167)	(4,977)
Deutsche Bank AG	03/20/16	100	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(9,347)	(9,636)	289
HSBC Bank USA, N.A.	06/20/11	320	5.00%	Hellenic Republic, 5.90%, due 10/22/22	10.257%	(3,213)	(2,979)	(234)
Morgan Stanley Capital Services, Inc.	06/20/16	100	5.00%	Amkor Technologies, Inc., 9.25%, due 06/01/16	4.653%	1,684	2,938	(1,254)
Morgan Stanley Capital Services, Inc.	03/20/16	50	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	3.482%	3,393	(1,538)	4,931
Morgan Stanley Capital Services, Inc.	03/20/16	120	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	3.482%	8,144	(4,161)	12,305
Morgan Stanley Capital Services, Inc.	06/20/14	220	5.00%	Boyd Gaming Corp., 6.75%, due 04/15/14	NA	(3,461)	(3,697)	236
Morgan Stanley Capital Services, Inc.	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(1,970)	(365)
Morgan Stanley Capital Services, Inc.	03/20/13	70	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(1,635)	(1,733)	98
Morgan Stanley Capital Services, Inc.	03/20/13	30	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(701)	(891)	190
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	248	(6,214)	6,462
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	248	(5,568)	5,816
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	103	(2,017)	2,120
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	248	(4,637)	4,885
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	247	(3,029)	3,276
Morgan Stanley Capital Services, Inc.	12/20/12	170	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	351	(3,927)	4,278
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	247	(2,501)	2,748
Morgan Stanley Capital Services, Inc.	03/20/14	120	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.211%	(3,744)	(6,773)	3,029
Morgan Stanley Capital Services, Inc.	06/20/14	220	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.443%	(8,838)	(9,355)	517
Morgan Stanley Capital Services, Inc.	06/20/13	100	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	7.340%	(4,501)	(5,037)	536
Morgan Stanley Capital Services, Inc.	12/20/13	170	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.053%	(12,031)	(7,532)	(4,499)
Morgan Stanley Capital Services, Inc.	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,296)	(6,212)	(2,084)
Morgan Stanley Capital Services, Inc.	03/20/14	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(4,148)	(3,359)	(789)
Morgan Stanley Capital Services, Inc.	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,296)	(5,869)	(2,427)
Morgan Stanley Capital Services, Inc.	03/20/14	30	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(2,489)	(1,970)	(519)
Morgan Stanley Capital Services, Inc.	03/20/14	70	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(5,807)	(7,626)	1,819
Morgan Stanley Capital Services, Inc.	12/20/12	20	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	6.246%	(383)	(2,061)	1,678
Morgan Stanley Capital Services, Inc.	03/20/13	200	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	6.868%	(6,689)	(11,943)	5,254
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	1.426%	(5,086)	(5,037)	(49)
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	1.426%	(5,087)	(5,013)	(74)
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.683%	1,191	(420)	1,611
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.683%	1,184	(275)	1,459
Morgan Stanley Capital Services, Inc.	12/20/13	200	5.00%	McClatchy Corp., 5.75%, due 09/01/17	4.985%	384	(9,514)	9,898
Morgan Stanley Capital Services, Inc.	03/20/16	250	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.482%	16,968	(8,628)	25,596
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(6,240)	6,209
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(5,716)	5,685
Morgan Stanley Capital Services, Inc.	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.250%	(3,531)	(14,107)	10,576
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Safeway, Inc., 7.25%, due 02/01/31	1.258%	(3,074)	(2,951)	(123)
Morgan Stanley Capital Services, Inc.	03/20/16	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(12,221)	(9,828)	(2,393)
Morgan Stanley Capital Services, Inc.	03/20/16	70	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(6,543)	(6,977)	434
Morgan Stanley Capital Services, Inc.	06/20/11	60	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.052%	(1,105)	(3,225)	2,120
Morgan Stanley Capital Services, Inc.	06/20/11	90	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.052%	(1,658)	(5,237)	3,579
Morgan Stanley Capital Services, Inc.	09/20/11	160	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.054%	(6,425)	(14,757)	8,332
Morgan Stanley Capital Services, Inc.	03/20/12	220	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.115%	(17,789)	(31,657)	13,868
Royal Bank of Scotland PLC	03/20/13	100	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(2,335)	(1,761)	(574)
Royal Bank of Scotland PLC	03/20/13	130	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(3,036)	(1,974)	(1,062)
Royal Bank of Scotland PLC	03/20/13	60	5.00%	Caesar’s Enterntainment, 5.625%, due 06/01/15	6.344%	(1,401)	(1,527)	126
Royal Bank of Scotland PLC	06/20/16	100	5.00%	Cooper Tire & Rubber Co., 7.625%, due 03/15/27	3.044%	9,317	8,888	429
Royal Bank of Scotland PLC	06/20/16	50	5.00%	Cooper Tire & Rubber Co., 7.625%, due 03/15/27	3.044%	4,658	4,444	214
Royal Bank of Scotland PLC	03/20/14	50	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(4,148)	(4,669)	521
UBS AG	03/20/13	50	5.00%	Block Financial, LLC, 5.125%, due 10/30/14	2.062%	2,923	169	2,754
UBS AG	12/20/12	50	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	4.968%	103	(2,843)	2,946
UBS AG	09/20/14	100	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	6.950%	(5,834)	(9,558)	3,724
UBS AG	06/20/16	100	5.00%	Cooper Tire & Rubber Co., 7.625%, due 03/15/27	3.044%	9,318	8,909	409
UBS AG	12/20/13	120	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.053%	(8,493)	(5,465)	(3,028)
UBS AG	03/20/14	100	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(8,296)	(6,212)	(2,084)
UBS AG	03/20/14	250	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	8.339%	(20,740)	(14,345)	(6,395)
UBS AG	12/20/12	450	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	17,736	(5,595)	23,331
UBS AG	12/20/12	120	5.00%	First Data Corp., 9.875%, due 09/24/15	2.767%	4,729	(2,009)	6,738
UBS AG	06/20/16	250	1.00%	Freeport-McMoRan, 8.375%, due 04/01/17	1.209%	(2,475)	(3,035)	560
UBS AG	12/20/12	340	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	6.246%	(6,522)	(39,629)	33,107
UBS AG	03/20/14	300	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(32,510)	(14,783)	(17,727)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(10,836)	(4,932)	(5,904)
UBS AG	03/20/14	120	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(13,004)	(7,141)	(5,863)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	9.183%	(10,837)	(4,748)	(6,089)
UBS AG	06/20/13	240	5.00%	Level 3 Communications, 9.00%, due 10/15/13	4.334%	3,745	(17,020)	20,765
UBS AG	12/20/13	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.334%	(829)	(13,259)	12,430
UBS AG	12/20/13	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.334%	(828)	(12,544)	11,716
UBS AG	12/20/13	170	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.334%	(1,173)	(11,238)	10,065
UBS AG	12/20/13	240	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.334%	(1,656)	(14,863)	13,207
UBS AG	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(1,723)	(5,223)	3,500
UBS AG	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(1,723)	(5,192)	3,469
UBS AG	03/20/14	100	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(1,723)	(5,708)	3,985
UBS AG	03/20/14	30	5.00%	Level 3 Communications, 9.00%, due 10/15/13	5.693%	(517)	(756)	239
UBS AG	03/20/15	120	5.00%	Level 3 Communications, 9.00%, due 10/15/13	6.972%	(7,807)	(13,642)	5,835
UBS AG	03/20/15	200	5.00%	Level 3 Communications, 9.00%, due 10/15/13	6.972%	(13,011)	(23,797)	10,786
UBS AG	03/20/13	260	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	4.247%	4,088	(6,094)	10,182
UBS AG	03/20/14	550	5.00%	Liz Claiborne, Inc., 5.00%, due 07/08/13	5.489%	(6,381)	(18,995)	12,614
UBS AG	12/20/12	120	5.00%	MBIA Global Funding LLC	15.808%	(18,966)	(33,342)	14,376
UBS AG	06/20/13	100	5.00%	MBIA Global Funding LLC	17.680%	(22,178)	(23,150)	972
UBS AG	06/20/13	60	5.00%	MBIA Global Funding LLC	17.680%	(13,307)	(22,767)	9,460
UBS AG	06/20/13	60	5.00%	MBIA Global Funding LLC	17.680%	(13,307)	(22,548)	9,241
UBS AG	06/20/13	300	5.00%	MBIA Global Funding LLC	17.680%	(66,535)	(113,106)	46,571
UBS AG	06/20/13	130	5.00%	MBIA Global Funding LLC	17.680%	(28,832)	(48,957)	20,125
UBS AG	09/20/13	120	5.00%	MBIA Global Funding LLC	18.413%	(30,113)	(54,281)	24,168
UBS AG	09/20/13	70	5.00%	MBIA Global Funding LLC	18.413%	(17,565)	(31,903)	14,338
UBS AG	09/20/13	120	5.00%	MBIA Global Funding LLC	18.413%	(30,113)	(50,263)	20,150
UBS AG	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	3.683%	1,185	(779)	1,964
UBS AG	12/20/12	170	5.00%	MGM Resorts International, 5.875%, due 02/27/14	3.853%	3,515	(2,495)	6,010
UBS AG	12/20/11	120	1.00%	Realogy Corp., 10.50%, due 04/15/14	2.699%	2,176	(3,082)	5,258
UBS AG	12/20/12	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	5.108%	(31)	(6,466)	6,435
UBS AG	12/20/13	120	5.00%	Realogy Corp., 10.50%, due 04/15/14	6.250%	(3,531)	(14,322)	10,791
UBS AG	12/20/13	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(6,317)	(7,057)	740
UBS AG	12/20/13	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.223%	(2,632)	(2,108)	(524)
UBS AG	03/20/14	70	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	7.477%	(4,422)	(4,162)	(260)
UBS AG	06/20/16	500	5.00%	Standard Pacific Corp., 7.00%, due 08/15/15	4.043%	23,189	28,080	(4,891)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(5,167)	(4,977)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(4,447)	(5,697)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(6,067)	(4,077)
UBS AG	12/20/15	290	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(24,514)	(17,115)	(7,399)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.280%	(10,144)	(8,245)	(1,899)
UBS AG	03/20/16	170	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(15,891)	(13,044)	(2,847)
UBS AG	03/20/16	100	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	7.434%	(9,348)	(11,316)	1,968
UBS AG	03/20/12	100	5.00%	Texas Competitive, 10.25%, due 11/01/15	14.115%	(8,116)	(9,761)	1,645

						$(1,537,704)	$(2,322,343)	$784,639

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Upfront	Unrealized
		Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)#(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Barclays Bank PLC	06/20/16	$500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	$5,006	$5,484	$(478)
Barclays Bank PLC	06/20/16	500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	5,007	6,225	(1,218)
Barclays Bank PLC	12/13/49	250	0.27%	CMBX.NA.AA.3.V1	87,383	138,504	(51,121)
Barclays Bank PLC	06/20/16	500	1.00%	Darden Restaurants, Inc., 6.00%, due 08/15/35	5,595	6,419	(824)
Barclays Bank PLC	06/20/16	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	6,058	7,120	(1,062)
Barclays Bank PLC	06/20/16	500	1.00%	Whirlpool Corp., 7.75%, due 07/15/16	12,809	12,808	1
BNP Paribas	06/20/16	250	1.00%	Computer Sciences, 6.50%, due 03/15/18	6,066	5,377	689
BNP Paribas	06/20/16	500	1.00%	Kroger Co., 6.15%, due 01/15/20	(2,440)	(1,652)	(788)
Citigroup, Inc.	06/20/16	250	1.00%	Alcoa, Inc., 5.72%, due 02/23/19	7,121	8,519	(1,398)
Citigroup, Inc.	06/20/15	1,500	1.00%	Belgium Kingdom	16,855	(30,922)	47,777
Citigroup, Inc.	06/20/16	500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	5,007	6,102	(1,095)
Citigroup, Inc.	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	29,842	66,239	(36,397)
Citigroup, Inc.	10/25/42	120	1.34%	CMBX.NA.BBB.1.V1	81,319	86,687	(5,368)
Citigroup, Inc.	02/17/49	350	5.00%	CMBX.NA.BBB.4.V1	276,775	274,279	2,496
Citigroup, Inc.	03/20/16	230	1.00%	Netherlands Government, 3.25%, due 07/15/15	(6,954)	(3,940)	(3,014)
Citigroup, Inc.	06/20/16	500	1.00%	United Mexican States, 7.50%, due 04/08/33	1,050	2,219	(1,169)
Citigroup, Inc.	06/20/16	290	1.00%	VF Corp., 5.95%, due 11/01/17	(2,491)	(2,023)	(468)
Deutsche Bank AG	03/15/49	120	0.15%	CMBX.NA.AA.2.V1	27,546	47,721	(20,175)
Deutsche Bank AG	03/25/49	320	0.87%	CMBX.NA.BBB.1.V1	253,079	260,270	(7,191)
Deutsche Bank AG	06/20/15	100	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	4,304	4,631	(327)
Deutsche Bank AG	06/20/16	500	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	12,115	14,263	(2,148)
Deutsche Bank AG	06/20/16	250	1.00%	Morgan Stanley, 6.60%, due 04/01/12	4,745	4,080	665
Deutsche Bank AG	03/20/16	160	1.00%	Republic of Italy, 6.875%, due 09/27/23	3,314	6,080	(2,766)
Deutsche Bank AG	06/20/16	550	1.00%	United Mexican States, 7.50%, due 04/08/33	1,155	2,708	(1,553)
HSBC Bank USA, N.A.	06/20/16	250	1.00%	Computer Sciences, 6.50%, due 03/15/18	6,066	5,494	572
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Autozone, Inc., 5.50%, due 11/15/13	(1,486)	(1,268)	(218)
Morgan Stanley Capital Services, Inc.	06/20/16	2,000	5.00%	CDX.EM.15.V.1	(280,900)	(271,171)	(9,729)
Morgan Stanley Capital Services, Inc.	06/20/16	1,800	5.00%	CDX.EM.15.V.1	(252,810)	(239,448)	(13,362)
Morgan Stanley Capital Services, Inc.	03/15/49	290	1.09%	CMBX.2.V1.NA.AJ	26,039	35,843	(9,804)
Morgan Stanley Capital Services, Inc.	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	29,842	65,592	(35,750)
Morgan Stanley Capital Services, Inc.	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	29,842	63,392	(33,550)
Morgan Stanley Capital Services, Inc.	03/15/49	250	0.15%	CMBX.NA.AA.2.V1	57,389	96,357	(38,968)
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.27%	CMBX.NA.AA.3.V1	41,944	67,946	(26,002)
Morgan Stanley Capital Services, Inc.	10/12/42	250	0.84%	CMBX.NA.AJ.V1	17,646	30,970	(13,324)
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Limited Brands, Inc., 6.90%, due 07/15/17	10,033	9,532	501
Morgan Stanley Capital Services, Inc.	06/20/16	250	1.00%	Limited Brands, Inc., 6.90%, due 07/15/17	10,033	9,724	309
Morgan Stanley Capital Services, Inc.	03/20/12	100	5.00%	MBIA Global Funding LLC	5,495	6,306	(811)
Royal Bank of Scotland PLC	06/20/16	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	6,058	7,140	(1,082)
Royal Bank of Scotland PLC	06/20/16	500	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	12,114	14,192	(2,078)
Royal Bank of Scotland PLC	06/20/16	290	1.00%	VF Corp., 5.95%, due 11/01/17	(2,491)	(1,951)	(540)
UBS AG	06/20/16	250	1.00%	Alcoa, Inc., 5.72%, due 02/23/19	7,124	8,118	(994)
UBS AG	06/20/16	250	1.00%	Autozone, Inc., 5.50%, due 11/15/13	(1,485)	(1,208)	(277)
UBS AG	06/20/16	500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	5,006	5,484	(478)
UBS AG	06/20/16	500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	5,007	6,225	(1,218)
UBS AG	06/20/13	100	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	(577)	1,503	(2,080)
UBS AG	06/20/16	500	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(9,404)	(9,336)	(68)
UBS AG	06/20/16	250	1.00%	Kroger Co., 6.15%, due 01/15/20	(1,220)	(1,081)	(139)
UBS AG	06/20/16	500	5.00%	Lennar Corp., 6.50%, due 04/15/16	(32,484)	(34,320)	1,836
UBS AG	06/20/16	500	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	12,115	12,657	(542)
UBS AG	06/20/16	100	5.00%	MBIA Global Funding LLC	40,315	40,556	(241)

					$579,477	$854,446	$(274,969)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,021,979,404	$—	$11,205
Preferred Stocks	2,690,944	—	—
Exchange Traded Fund	200,344	—	—
Asset-Backed Securities	—	15,486,323	—
Bank Loans	—	6,281,624	—
Commerical Mortgage-Backed Securities	—	10,170,384	—
Convertible Bonds	—	7,590,924	—
Corporate Bonds	—	327,252,457	711,000
Foreign Government Bonds	—	31,288,285	—
Municipal Bonds	—	1,125,439	—
Residential Mortgage-Backed Securities	—	205,505,890	—
U.S. Government Mortgage-Backed Obligations	—	68,860,463	—
U.S. Government Agency Obligations	—	12,757,092	—
U.S. Treasury Obligations	—	210,865,942	—
Unaffiliated Mutual Funds	1,787,401	—	—
Exchange Traded Note	42,572	—	—
Affiliated Money Market Mutual Fund	394,932,192	—	—
Purchased Options	9,313	1,824	—
Written Options	(8,700)	—	—
Short Sales — Common Stocks	(86,395,813)	—	—
Short Sales — Exchange Traded Funds	(6,593,041)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(3,679,497)	—
Other Financial Instuments*
Futures	73,146	—	—
Foreign Forward Currency Contracts	—	133,874	—
Interest Rate Swaps	—	(187,358)	—
Credit Default Swaps	—	723,107	—

Total	$1,328,717,762	$894,176,773	$722,205

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Credit contracts	$723,107
Equity contracts	(1,014,943)
Foreign exchange contracts	133,874
Interest rate contracts	903,168

Total	$745,206

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS

Aerospace & Defense — 5.0%
Boeing Co. (The)	225,000	$16,634,250
Embraer SA, ADR (Brazil)	304,100	10,248,170
General Dynamics Corp.	425,000	32,538,000
Huntington Ingalls Industries, Inc.*	48,183	1,999,608
Lockheed Martin Corp.(a)	737,400	59,286,960
Northrop Grumman Corp.(a)	289,100	18,129,461
United Technologies Corp.	525,000	44,441,250

		183,277,699

Automobiles — 0.3%
Harley-Davidson, Inc.	269,100	11,434,059

Beverages — 0.7%
PepsiCo, Inc.	400,000	25,764,000

Biotechnology — 0.8%
Amgen, Inc.*	535,000	28,595,750

Chemicals — 1.5%
Air Products & Chemicals, Inc.	175,000	15,781,500
BASF SE (Germany)	200,000	17,298,263
Celanese Corp. (Class A Stock)	507,900	22,535,523

		55,615,286

Commercial Banks — 8.5%
Fifth Third Bancorp	1,865,000	25,886,200
HSBC Holdings PLC (United Kingdom)	1,275,000	13,110,803
KeyCorp	2,950,000	26,196,000
PNC Financial Services Group, Inc.	1,239,200	78,057,208
Regions Financial Corp.	1,422,300	10,325,898
U.S. Bancorp	1,475,000	38,984,250
Wells Fargo & Co.	3,705,883	117,476,491

		310,036,850

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	325,000	12,135,500

Computer Services & Software — 1.7%
Accenture PLC (Class A Stock) (Ireland)	555,000	30,508,350
Oracle Corp.	920,000	30,700,400

		61,208,750

Computers & Peripherals — 1.9%
Apple, Inc.*	55,000	19,164,750
Hewlett-Packard Co.	1,225,700	50,216,929

		69,381,679

Consumer Finance — 0.5%
Capital One Financial Corp.	321,300	16,694,748

Diversified Financial Services — 10.1%
American Express Co.	650,000	29,380,000
Ameriprise Financial, Inc.	305,000	18,629,400
Bank of America Corp.	6,295,254	83,915,736
Citigroup, Inc.*	15,716,601	69,467,376
Goldman Sachs Group, Inc. (The)	310,000	49,125,700
JPMorgan Chase & Co.	2,607,000	120,182,700

		370,700,912

Diversified Manufacturing — 2.3%
General Electric Co.	2,650,000	53,132,500
Illinois Tool Works, Inc.	610,000	32,769,200

		85,901,700

Electric Utilities — 2.9%
American Electric Power Co., Inc.	725,000	25,476,500
Edison International	536,300	19,623,217
Exelon Corp.	1,083,800	44,695,912
PG&E Corp.	280,000	12,370,400
PPL Corp.	114,300	2,891,790

		105,057,819

Electronic Equipment & Instruments — 0.9%
TE Connectivity Ltd. (Switzerland)	523,925	18,243,068
Thermo Fisher Scientific, Inc.*	285,000	15,831,750

		34,074,818

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	460,000	17,645,600

Food & Staples Retailing — 4.0%
CVS Caremark Corp.	1,627,700	55,862,664
Safeway, Inc.	610,800	14,378,232
Wal-Mart Stores, Inc.(a)	1,450,900	75,519,345

		145,760,241

Food Products — 2.4%
Kraft Foods, Inc. (Class A Stock)	897,800	28,155,008
Nestle SA (Switzerland)	660,000	37,832,335
Unilever NV (Netherlands)(a)	650,000	20,384,000

		86,371,343

Gas Utilities — 0.7%
Sempra Energy	475,000	25,412,500

Healthcare Products — 0.7%
Covidien PLC (Ireland)	515,000	26,749,100

Healthcare Providers & Services — 1.5%
UnitedHealth Group, Inc.	845,000	38,194,000
WellPoint, Inc.	240,000	16,749,600

		54,943,600

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	575,000	43,751,750

Industrial Conglomerates — 0.3%
Tyco International Ltd. (Switzerland)	251,125	11,242,866

Insurance — 6.4%
Aflac, Inc.	700,000	36,946,000
Allstate Corp. (The)	1,237,300	39,321,394
Genworth Financial, Inc. (Class A Stock)*(a)	1,249,600	16,819,616
Lincoln National Corp.	1,400,000	42,056,000
MetLife, Inc.	1,574,614	70,432,484
Unum Group	211,550	5,553,188
XL Group PLC (Ireland)	948,700	23,338,020

		234,466,702

Iron/Steel — 0.5%
United States Steel Corp.(a)	350,000	18,879,000

IT Services — 1.2%
International Business Machines Corp.	265,400	43,278,778

Machinery — 0.4%
PACCAR, Inc.(a)	265,100	13,877,985

Media — 1.8%
Comcast Corp. (Special Class A Stock)	1,088,800	25,281,936
Time Warner Cable, Inc.	290,000	20,688,600
Walt Disney Co. (The)	500,000	21,545,000

		67,515,536

Metals & Mining — 3.7%
BHP Billiton Ltd., ADR (Australia)(a)	410,000	39,310,800
Freeport-McMoRan Copper & Gold, Inc.	705,000	39,162,750
Peabody Energy Corp.	800,000	57,568,000

		136,041,550

Multi-Line Retail — 0.9%
J.C. Penney Co., Inc.	893,400	32,081,994

Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc.	1,603,100	50,513,681

Oil, Gas & Consumable Fuels — 11.9%
Apache Corp. (Class A Stock)	495,000	64,805,400
ConocoPhillips	1,534,700	122,561,142
Exxon Mobil Corp.	715,000	60,152,950
Hess Corp.	660,000	56,238,600
Occidental Petroleum Corp.	620,000	64,783,800
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	677,400	49,612,776
Total SA, ADR (France)	276,900	16,882,593

		435,037,261

Pharmaceuticals — 7.4%
Abbott Laboratories	550,000	26,977,500
Eli Lilly & Co.	753,200	26,490,044
Johnson & Johnson	1,064,500	63,071,625
Merck & Co., Inc.	1,654,700	54,621,647
Novartis AG, ADR (Switzerland)(a)	411,700	22,375,895
Pfizer, Inc.	3,859,600	78,388,476

		271,925,187

Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc.	175,000	21,014,000
Boston Properties, Inc.	225,000	21,341,250
Simon Property Group, Inc.	195,000	20,896,200

		63,251,450

Retail & Merchandising — 2.2%
Best Buy Co., Inc.(a)	265,922	7,637,280
Kohl’s Corp.	270,217	14,332,310
Target Corp.	530,000	26,505,300
TJX Cos., Inc. (The)	625,000	31,081,250

		79,556,140

Software — 2.6%
CA, Inc.(a)	1,474,819	35,661,123
Microsoft Corp.	2,300,650	58,344,484

		94,005,607

Specialty Retail — 0.9%
Gap, Inc. (The)	857,900	19,440,014
Home Depot, Inc. (The)	375,125	13,902,133

		33,342,147

Telecommunications — 2.5%
AT&T, Inc.	950,000	29,070,000
Cisco Systems, Inc.	602,541	10,333,578
Telefonaktiebolaget LM Ericsson, ADR (Sweden)(a)	1,050,000	13,503,000
Verizon Communications, Inc.	985,000	37,961,900

		90,868,478

Textiles, Apparel & Luxury Goods — 0.1%
Jones Group, Inc. (The)	208,400	2,865,500

Tobacco — 0.9%
Philip Morris International, Inc.	474,150	31,118,465

Transportation — 1.1%
Union Pacific Corp.	425,000	41,790,250

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC, ADR (United Kingdom)	2,241,800	64,451,750

TOTAL LONG-TERM INVESTMENTS (cost $3,065,520,212)		3,586,624,031

SHORT-TERM INVESTMENT — 8.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $291,093,223; includes $172,263,814 of cash collateral for securities on loan)(b)(w)	291,093,223	291,093,223

TOTAL INVESTMENTS — 106.1% (cost $3,356,613,435)		3,877,717,254

Liabilities in excess of other assets — (6.1)%		(222,939,193)

NET ASSETS — 100.0%		$3,654,778,061

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $165,537,734; cash collateral of $172,263,814 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,586,624,031	$—	$—
Affiliated Money Market Mutual Fund	291,093,223	—	—

Total	$3,877,717,254	$—	$—

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 91.6%

BANK LOANS(c)(g) — 1.2%

Automotive — 0.2%
Ford Motor Co.	BBB(d)	3.01%	12/15/13	$759	$758,190

Financial — Brokerage — 0.7%
Nuveen Investments, Inc.	B(d)	3.31%	11/13/14	1,050	1,007,953
Nuveen Investments, Inc.	B(d)	5.81%	11/13/14	1,227	1,226,418
Nuveen Investments, Inc.	CCC(d)	12.50%	07/31/15	750	801,875

					3,036,246

Medical Supplies & Equipment — 0.1%
HCA, Inc., Term A	BB(d)	1.557%	11/16/12	641	636,270

Textile & Apparel — 0.2%
Michael’s Stores	B(d)	2.563%	10/31/13	372	368,372
Michael’s Stores	B(d)	4.813%	07/31/16	501	501,872

					870,244

TOTAL BANK LOANS (cost $5,094,853)					5,300,950

CONVERTIBLE BONDS — 8.8%

Airlines — 0.1%
AMR Corp., Gtd. Notes	CCC+(d)	6.25%	10/15/14	300	315,750

Auto Parts & Related — 0.2%
Meritor, Inc., Gtd. Notes (0% from 03/01/16)	CCC+(d)	4.625%	03/01/26	675	758,531

Automotive — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	Ba3	4.25%	11/15/16	400	725,000

Beverages — 0.2%
Central European Distribution Corp., Sr. Unsec’d. Notes	CCC+(d)	3.00%	03/15/13	1,153	1,001,669

Biotechnology — 0.7%
Human Genome Sciences, Inc., Sub. Notes	NR	2.25%	10/15/11	1,000	1,772,500
Vertex Pharmaceuticals, Inc., Sr. Sub. Notes	NR	3.35%	10/01/15	1,250	1,518,750

					3,291,250

Computer Services & Software — 1.1%
CACI International, Inc., Sr. Sub. Notes	NR	2.125%	05/01/14	410	513,525
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%	12/01/13	1,200	2,046,000
NetApp, Inc., Sr. Unsec’d. Notes	NR	1.75%	06/01/13	300	475,875
Nuance Communications, Inc., Sr. Unsec’d. Notes	BB-(d)	2.75%	08/15/27	1,610	2,018,537

					5,053,937

Consumer Discretionary — 0.2%
UAL Corp., Gtd. Notes	CCC+(d)	4.50%	06/30/21	975	988,455

Electronic Components & Equipment — 0.4%
Itron, Inc., Sr. Sub. Notes	B(d)	2.50%	08/01/26	1,575	1,628,156

Food & Drug Retailers — 0.3%
Allergan, Inc., Sr. Unsec’d. Notes	A3	1.50%	04/01/26	1,000	1,117,500

Insurance — 0.1%
Radian Group, Inc., Sr. Unsec’d. Notes	CCC+(d)	3.00%	11/15/17	650	591,500

Internet Services — 0.4%
GSI Commerce, Inc., Sr. Unsec’d. Notes	NR	2.50%	06/01/27	1,625	1,828,125

Manufacturing — 0.1%
Greenbrier Cos., Inc., Sr. Unsec’d. Notes, 144A	NR	3.50%	04/01/18	225	234,270

Media — Services — 0.2%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	Ba2	4.25%	03/15/23	750	856,875

Medical Supplies & Equipment — 0.3%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	1.625%	04/15/13	525	540,750
Nuvasive, Inc., Sr. Unsec’d. Notes	NR	2.25%	03/15/13	800	785,000

					1,325,750

Metals & Mining — 0.5%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%	07/15/14	1,550	2,044,063
Patriot Coal Corp., Sr. Unsec’d. Notes	NR	3.25%	05/31/13	350	342,125

					2,386,188

Oil Field Equipment & Services — 0.2%
Exterran Energy Corp., Gtd. Notes	B1	4.75%	01/15/14	1,000	1,001,250

Pharmaceuticals — 1.0%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%	03/29/13	1,000	1,597,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes	A-(d)	0.625%	05/01/13	1,600	1,950,000
Salix Pharmaceuticals Ltd., Sr. Unsec’d. Notes	NR	2.75%	05/15/15	1,000	1,076,250

					4,623,750

Real Estate Investment Trusts — 0.2%
ProLogis, Sr. Unsec’d. Notes	BBB-(d)	3.25%	03/15/15	650	762,938

Retail & Merchandising — 0.2%
Charming Shoppes, Inc., Sr. Unsec’d. Notes	B-(d)	1.125%	05/01/14	1,000	862,500

Semiconductors — 0.3%
Xilinx, Inc., Sr. Notes, 144A(a)	BBB-(d)	2.625%	06/15/17	1,200	1,506,000

Software Services — 0.3%
Symantec Corp., Sr. Unsec’d. Notes	BBB(d)	1.00%	06/15/13	1,075	1,296,719

Support Services — 0.2%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%	06/15/34	750	815,625

Technology Services — 0.3%
Concur Technologies, Inc., Sr. Unsec’d. Notes, 144A	NR	2.50%	04/15/15	1,025	1,272,281

Telecommunications — 1.1%
InterDigital, Inc., Sr. Unsec’d. Notes, 144A	NR	2.50%	03/15/16	450	486,405
SBA Communications Corp., Sr. Unsec’d. Notes	NR	4.00%	10/01/14	2,000	2,920,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	8.375%	10/15/19	750	843,750
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba2	9.50%	08/15/16	600	682,500

					4,932,655

TOTAL CONVERTIBLE BONDS (cost $35,762,000)					39,176,674

CORPORATE OBLIGATIONS — 74.5%

Advertising — 0.1%
Lamar Media Corp., Gtd. Notes	B1	7.875%	04/15/18	275	294,938

Aerospace & Defense — 1.0%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	200	208,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	1,575	1,606,500
Spirit Aerosystems, Inc., Gtd. Notes	Ba3	6.75%	12/15/20	1,600	1,636,000
Spirit Aerosystems, Inc., Gtd. Notes	Ba3	7.50%	10/01/17	400	430,000
Triumph Group, Inc., Gtd. Notes	B1	8.00%	11/15/17	539	576,730

					4,457,980

Airlines — 0.6%
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%	09/15/14	225	239,063
Delta Air Lines, Inc., Series 2010 Class 2A, Pass-Through Certificates	Baa2	4.95%	05/23/19	200	200,250
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	Baa2	6.636%	01/02/22	339	342,664
United Air Lines, Inc., Sec’d. Notes, 144A	B3	12.00%	11/01/13	525	570,281
United Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba3	9.875%	08/01/13	1,125	1,188,281

					2,540,539

Apparel — 0.2%
Hanesbrands, Inc., Gtd. Notes	B1	6.375%	12/15/20	550	536,250
Perry Ellis International, Inc., Gtd. Notes	B2	7.875%	04/01/19	350	362,250

					898,500

Auto Loans — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.00%	06/01/14	1,000	1,112,179

Automobile Manufacturers — 0.5%
Cooper-Standard Automotive, Inc., Gtd. Notes	B2	8.50%	05/01/18	750	806,250
Navistar International Corp., Gtd. Notes	B1	8.25%	11/01/21	825	914,719
Oshkosh Corp., Gtd. Notes	B2	8.50%	03/01/20	375	420,469

					2,141,438

Automotive — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ba3	7.45%		07/16/31	1,000	1,082,610
Pinafore LLC / Pinafore, Inc., Sec’d. Notes, 144A(a)	B1	9.00%		10/01/18	200	217,000

						1,299,610

Automotive Parts & Equipment — 1.6%
BorgWarner, Inc., Sr. Unsec’d. Notes	Ba1	4.625%		09/15/20	250	249,899
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.50%		02/15/19	500	497,500
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.75%		02/15/21	700	700,000
Exide Technologies, Sr. Sec’d. Notes, 144A	B2	8.625%		02/01/18	225	240,187
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16	925	1,036,000
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	973,750
Tenneco, Inc., Gtd. Notes	B2	6.875%		12/15/20	600	621,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.25%		03/15/17	1,500	1,650,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%		12/01/17	675	756,000
Uncle Acquisition 2010 Corp., Sr. Notes, 144A	B3	8.625%		02/15/19	375	393,750

						7,118,086

Banking — 2.6%
Ally Financial, Inc., Gtd. Notes	B1	8.30%		02/12/15	1,000	1,096,250
CIT Group, Inc., Sec’d. Notes(a)	B3	7.00%		05/01/16	2,000	2,002,500
Fifth Third Capital Trust IV, Ltd. Gtd. Notes	Baa3	6.50	%(c)	04/15/37	1,250	1,217,187
Huntington Bancshares, Inc., Sub. Notes	Baa3	7.00%		12/15/20	600	662,404
MU Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(a)	NR	8.375%		02/01/17	1,150	1,217,562
Provident Funding Associates LP / PFG Finance Corp., Sr. Notes, 144A	B2	10.125%		02/15/19	150	156,563
Provident Funding Associates LP / PFG Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	10.25%		04/15/17	800	892,000
Regions Bank Birmingham, Sub. Notes(a)	Ba3	6.45%		06/26/37	1,250	1,150,000
Regions Bank, Sub. Notes	Ba3	7.50%		05/15/18	425	449,248
Silicon Valley Bank, Sub. Notes	A3	6.05%		06/01/17	1,000	1,047,977
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	7.75%		09/23/14	1,450	1,574,723

						11,466,414

Biotechnology — 0.1%
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.00%		03/15/18	475	491,625

Building & Construction — 0.4%
KB Home, Gtd. Notes	B1	9.10%		09/15/17	750	798,750
Lennar Corp., Gtd. Notes	B3	12.25%		06/01/17	800	976,000

						1,774,750

Building Materials — 0.4%
Building Materials Corp. of America, Gtd. Notes, 144A	B1	7.50%		03/15/20	500	520,000
Cemex SAB de CV, Sr. Sec’d. Notes, 144A (Mexico)	B(d)	9.00%		01/11/18	150	157,313
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/20	750	776,155
Owens Corning, Gtd. Notes	Ba1	9.00%		06/15/19	450	531,837

						1,985,305

Chemicals — 3.3%
Airgas, Inc., Gtd. Notes	Baa3	7.125%		10/01/18	900	972,000
Celanese US Holdings LLC, Gtd. Notes, 144A	Ba3	6.625%		10/15/18	1,600	1,648,000
CF Industries, Inc., Gtd. Notes	Ba1	7.125%		05/01/20	125	141,875
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%		09/01/18	850	898,875
Huntsman International LLC, Gtd. Notes(a)	B3	8.625%		03/15/20	1,200	1,308,000
Ineos Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	B1	9.00%		05/15/15	200	218,250
Ineos Group Holdings PLC, Gtd. Notes, 144A (United Kingdom)	Caa2	8.50%		02/15/16	1,200	1,210,500
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba2	8.00%		11/01/17	903	995,557
Momentive Performance Materials, Inc., Sec’d. Notes, 144A(a)	Caa1	9.00%		01/15/21	850	878,688
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.30%		01/15/28	1,800	2,033,005
Nalco Co., Gtd. Notes, 144A(a)	Ba2	6.625%		01/15/19	700	720,125
Nalco Co., Sr. Notes	Ba2	8.25%		05/15/17	1,250	1,365,625
Phibro Animal Health Corp., Gtd. Notes, 144A	B3	9.25%		07/01/18	800	854,000
Rockwood Specialties Group, Inc., Gtd. Notes(a)	B1	7.50%		11/15/14	1,250	1,282,812

						14,527,312

Commercial Services — 1.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes	B3	9.625%	03/15/18	750	828,750
FTI Consulting, Inc., Gtd. Notes, 144A	Ba2	6.75%	10/01/20	500	506,250
Great Lakes Dredge & Dock Corp., Gtd. Notes, 144A	B3	7.375%	02/01/19	725	734,062
Hertz Corp. (The), Gtd. Notes, 144A(a)	B2	7.50%	10/15/18	1,800	1,863,000
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	8.125%	05/15/18	1,000	1,027,500
PHH Corp., Sr. Unsec’d. Notes	Ba2	9.25%	03/01/16	250	271,875
RSC Equipment Rental, Inc. / RSC Holdings III LLC, Sr. Unsec’d. Notes, 144A	Caa1	8.25%	02/01/21	325	338,000

					5,569,437

Computer Services & Software — 0.6%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes	Ba2	6.625%	01/15/18	1,000	1,058,750
Brocade Communications Systems, Inc., Sr. Sec’d. Notes	Ba2	6.875%	01/15/20	965	1,042,200
Fidelity National Information Services, Inc., Gtd. Notes	Ba2	7.625%	07/15/17	200	216,750
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	526,250

					2,843,950

Computers & Peripherals — 0.2%
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%	05/01/20	700	698,250

Construction and Engineering — 0.2%
Dycom Investments, Inc., Sr. Sub. Notes, 144A	Ba3	7.125%	01/15/21	900	915,750

Consumer Products & Services — 1.1%
Armored AutoGroup, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.25%	11/01/18	1,500	1,526,250
Reynolds Group Issuer, Inc., / Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.25%	02/15/21	200	198,000
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	B1	6.625%	12/15/20	1,125	1,154,531
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	03/15/20	350	374,500
Whirlpool Corp., Unsec’d. Notes	Baa3	8.60%	05/01/14	1,250	1,450,304

					4,703,585

Containers & Packaging — 1.0%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A (Ireland)	B3	9.125%	10/15/20	750	811,875
Ardagh Packaging Finance PLC, Sr. Sec’d. Notes, 144A (Ireland)	Ba3	7.375%	10/15/17	825	882,750
Graham Packaging Co. LP / GPC Capital Corp. I, Gtd. Notes	Caa1	8.25%	01/01/17	550	589,875
Graham Packaging Co. LP / GPC Capital Corp. I, Gtd. Notes	Caa1	8.25%	10/01/18	800	858,000
Packaging Dynamics Corp., Sr. Sec’d. Notes, 144A	B3	8.75%	02/01/16	700	715,750
Sealed Air Corp., Sr. Notes	Baa3	7.875%	06/15/17	500	559,121

					4,417,371

Cosmetics & Toiletries — 0.3%
Elizabeth Arden, Inc., Sr. Unsec’d. Notes	B1	7.375%	03/15/21	1,125	1,174,219

Diversified Capital Goods — 0.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	1,355	1,395,650
Mueller Water Products, Inc., Gtd. Notes	B3	7.375%	06/01/17	1,450	1,417,375
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.375%	11/15/14	451	464,719
Park-Ohio Industries, Inc., Sr. Unsec’d. Notes, 144A	B3	8.125%	04/01/21	650	650,000

					3,927,744

Diversified Operations — 0.2%
Brambles USA, Inc., Gtd. Notes, 144A	Baa1	5.35%	04/01/20	800	802,825

Electric — Generation — 0.1%
Coso Geothermal Power Holdings, Bonds, 144A	B1	7.00%	07/15/26	709	576,131

Electric — Integrated — 0.3%
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.40%	09/15/20	725	737,597
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	750	774,375

					1,511,972

Electronic Components — 0.1%
Stoneridge, Inc., Sr. Sec’d. Notes, 144A	B3	9.50%	10/15/17	350	386,750

Electronic Components & Equipment — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%	10/15/17	1,500	1,612,500
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	5.50%	09/14/15	500	543,797
Belden, Inc., Gtd. Notes	Ba2	7.00%	03/15/17	1,500	1,535,625
Belden, Inc., Notes	Ba2	9.25%	06/15/19	250	277,188
Freescale Semiconductor, Inc., Gtd. Notes, 144A	Caa2	10.75%	08/01/20	1,000	1,122,500
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.25%	04/15/18	450	492,750
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%	05/01/18	875	965,015
NXP BV / NXP Funding LLC, Gtd. Notes (Netherlands)(a)	Caa2	9.50%	10/15/15	500	531,250
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa3	10.25%	11/01/15	750	438,750

					7,519,375

Energy — 0.5%
Kinder Morgan Finance Co. LLC, Sr. Sec’d. Notes, 144A(a)	Ba1	6.00%	01/15/18	1,000	1,032,500
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%	08/01/15	900	942,750
Trinidad Drilling Ltd., Sr. Unsec’d. Notes, 144A (Canada)	B2	7.875%	01/15/19	325	343,620

					2,318,870

Energy — Exploration & Production — 2.5%
Cimarex Energy Co., Gtd. Notes(a)	Ba3	7.125%	05/01/17	2,000	2,112,500
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	2,330	2,434,850
Forest Oil Corp., Gtd. Notes	B1	8.50%	02/15/14	500	557,500
Kerr-McGee Corp., Gtd. Notes	Ba1	6.95%	07/01/24	2,550	2,820,601
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.80%	03/01/20	400	412,069
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	500	525,000
Range Resources Corp., Gtd. Notes	Ba3	7.25%	05/01/18	400	428,000
Range Resources Corp., Gtd. Notes	Ba3	8.00%	05/15/19	825	909,562
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	1,050	1,116,949

					11,317,031

Entertainment & Leisure — 1.2%
Cinemark USA, Inc., Gtd. Notes	B3	8.625%	06/15/19	175	191,187
NCL Corp. Ltd., Sr. Notes, 144A (Bermuda)	Caa1	9.50%	11/15/18	500	526,250
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp., Sec’d. Notes, 144A	B2	8.875%	04/15/17	250	255,625
Peninsula Gaming LLC / Peninsula Gaming Corp., Sec’d. Notes, 144A	BB(d)	8.375%	08/15/15	175	186,813
Speedway Motorsports, Inc., Gtd. Notes	Ba2	8.75%	06/01/16	1,375	1,507,344
Universal City Development Partners Ltd. / UCDP Finance, Inc., Gtd. Notes	B3	8.875%	11/15/15	500	544,375
Universal City Development Partners Ltd. / UCDP Finance, Inc., Gtd. Notes	B3	10.875%	11/15/16	375	420,937
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%	06/15/16	1,500	1,586,250

					5,218,781

Environmental — 0.1%
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16	630	668,588

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%	04/01/17	225	238,815

Financial — Brokerage — 0.6%
Nuveen Investments, Inc., Gtd. Notes(a)	Caa3	10.50%	11/15/15	2,500	2,568,750
Nuveen Investments, Inc., Gtd. Notes, 144A	Caa3	10.50%	11/15/15	225	230,063

					2,798,813

Financial Services — 3.0%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.00%	06/30/35	450	473,944
Cantor Fitzgerald LP, Bonds, 144A	Baa3	7.875%	10/15/19	400	415,626
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	2,000	2,107,500
CEDC Finance Corp. International, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.125%	12/01/16	750	705,000

Cemex Finance LLC, Sr. Sec’d. Notes, 144A(a)	B(d)	9.50%		12/14/16	250	269,199
FMR LLC, Sr. Unsec’d. Notes, 144A(a)	A2	5.35%		11/15/21	800	786,997
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.75%		04/06/16	175	170,973
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	7.125%		09/01/18	300	322,350
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.25%		12/15/20	300	328,875
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(a)	B1	8.75%		03/15/17	1,725	1,940,625
KKR Group Finance Co. LLC, Gtd. Notes, 144A	A-(d)	6.375%		09/29/20	525	537,017
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%		05/15/15	700	769,013
Lloyds TSB Bank PLC, Bank Gtd. Notes (United Kingdom)	Aa3	6.375%		01/21/21	375	390,786
Macquarie Group Ltd., Sr. Unsec’d. Notes, 144A (Australia)	A2	6.25%		01/14/21	575	581,046
Rare Restaurant Group LLC / RRG Finance Corp., Sr. Sec’d. Notes, 144A	CCC(d)	9.25%		05/15/14	425	374,000
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%		08/15/19	1,000	1,195,499
Regions Financial Corp., Sr. Unsec’d. Notes	Ba3	7.75%		11/10/14	325	351,000
SLM Corp., Sr. Notes, MTN	Ba1	6.25%		01/25/16	275	286,687
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%		12/15/17	900	822,375
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%		09/15/20	425	418,044
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%		06/15/11	1,350	1,688
ZFS Finance USA Trust, Jr. Sub. Notes, 144A	A3	6.50	%(c)	05/09/37	157	157,393

						13,405,637

Food & Drug Retailers — 1.0%
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%		05/15/17	2,100	2,254,875
Rite Aid Corp., Sec’d. Notes(a)	Caa2	10.25%		10/15/19	750	820,312
Wendy’s / Arby’s Restaurants LLC, Gtd. Notes	B3	10.00%		07/15/16	1,200	1,320,000

						4,395,187

Food — Wholesale — 0.9%
Corn Products International, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		11/01/20	225	221,148
Dole Food Co., Inc., Gtd. Notes(a)	B3	8.75%		07/15/13	1,875	2,025,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes	B3	8.25%		09/01/17	325	339,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes	B3	9.25%		04/01/15	450	469,687
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes	Caa1	10.625%		04/01/17	300	321,750
Stater Bros Holdings, Inc., Gtd. Notes, 144A(a)	B2	7.375%		11/15/18	750	778,125

						4,155,335

Food and Beverage — 0.1%
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.00%		12/15/17	350	364,000
Bumble Bee Holdco SCA, Sr. Notes, 144A, PIK(a)	Caa1	9.625%		03/15/18	300	279,750

						643,750

Foods — 0.1%
Blue Merger Sub, Inc., Gtd. Notes, 144A(a)	B3	7.625%		02/15/19	400	405,500

Forestry/Paper — 1.1%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.875%		01/15/20	250	263,750
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	5.40%		11/01/20	250	246,868
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%		05/01/16	1,500	1,691,250
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%		08/15/13	829	847,653
Millar Western Forest Products Ltd., Sr. Notes, 144A (Canada)	B3	8.50%		04/01/21	500	500,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	1,500	1,533,750

						5,083,271

Gaming — 1.8%
Ameristar Casinos, Inc., Sr. Notes, 144A	B3	7.50%		04/15/21	300	297,375
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,075	1,023,937
Isle of Capri Casinos, Inc., Gtd. Notes(a)	Caa2	7.00%		03/01/14	675	669,938
Midwest Gaming Borrower LLC / Midwest Finance Corp., Sr. Sec’d. Notes, 144A	Caa1	11.625%		04/15/16	400	417,000
Mohegan Tribal Gaming Authority, Sec’d. Notes, 144A	B3	11.50%		11/01/17	1,250	1,268,750
River Rock Entertainment Authority, Sr. Sec’d. Notes(a)	Caa1	9.75%		11/01/11	2,255	1,894,200
Scientific Games International, Inc., Gtd. Notes	B1	9.25%		06/15/19	850	932,875

Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa1	9.125%		02/01/15	1,650	1,641,750
Station Casinos, Inc., Sr. Sub. Notes(i)	NR	6.50%		02/01/14	1,000	100

						8,145,925

Gas Distribution — 1.0%
El Paso Corp., Sr. Unsec’d. Notes, 144A	Ba3	6.50%		09/15/20	2,000	2,152,738
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%		04/15/17	1,250	1,375,812
Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	Ba3	6.50%		05/01/21	500	485,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%		06/15/20	357	387,345
Northwest Pipeline Corp., Sr. Unsec’d. Notes	Baa2	6.05%		06/15/18	175	196,597

						4,597,492

Hand/Machine Tools — 0.1%
Thermadyne Holdings Corp., Sr. Sec’d. Notes, 144A	B3	9.00%		12/15/17	300	316,875

Health Services — 1.4%
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.00%		09/15/16	500	553,750
United Surgical Partners International, Inc., Gtd. Notes	Caa1	8.875%		05/01/17	2,250	2,359,687
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.00%		02/01/18	1,600	1,638,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%		07/15/15	1,584	1,675,477

						6,226,914

Healthcare Products — 0.4%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes	Caa1	9.875%		11/01/15	1,500	1,608,750

Healthcare Providers & Services — 0.3%
HCA Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.75%		05/15/21	1,100	1,146,750

Healthcare Services — 1.0%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	750	822,187
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%		07/01/17	1,000	1,065,000
Healthsouth Corp., Gtd. Notes	B2	8.125%		02/15/20	1,300	1,407,250
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	750	763,125
Vanguard Health Systems, Inc., Sr. Notes, 144A	Caa1	9.444	%(j)	02/01/16	300	190,500

						4,248,062

Holding Companies — Diversified — 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.50%		05/15/18	625	632,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	9.00%		04/15/19	350	362,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.75%		10/15/16	1,300	1,374,750

						2,369,813

Home Furnishings — 0.2%
American Standard Americas, Sr. Sec’d. Notes, 144A	B3	10.75%		01/15/16	675	720,563

Hotels — 1.9%
Caesars Entertainment Operating Co., Inc., Sec’d. Notes, 144A	Caa3	12.75%		04/15/18	1,350	1,363,500
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15	1,000	1,035,325
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A(a)	B2	9.875%		08/15/18	1,125	1,177,031
MCE Finance Ltd., Sr. Sec’d. Notes (Cayman Islands)(a)	B1	10.25%		05/15/18	550	637,312
MGM Resorts International, Gtd. Notes(a)	Caa1	6.625%		07/15/15	1,000	947,500
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.00%		03/15/20	250	274,063
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	975	1,059,094
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.75%		02/01/18	500	518,076
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage	Ba3	7.75%		08/15/20	400	424,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	7.875%		11/01/17	1,000	1,072,500

						8,508,401

Industrial — 0.1%
IDEX Corp., Sr. Unsec’d. Notes	Baa2	4.50%		12/15/20	580	566,595

Insurance — 1.9%
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379	%(c)	12/29/49	525	464,625
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.60%		05/15/17	850	879,328
Genworth Financial, Inc., Sr. Unsec’d. Notes	Baa3	7.625%		09/24/21	400	401,280
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	2,500	3,250,000
MetLife Capital Trust X, Jr. Sub. Notes, 144A	Baa2	9.25	%(c)	04/08/38	1,625	1,962,187
USI Holdings Corp., Gtd. Notes, 144A	B3	4.189	%(c)	11/15/14	1,375	1,337,188

						8,294,608

Internet Services — 0.3%
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	B2	8.375%		02/15/18	375	386,719
Digital River, Inc., Sr. Unsec’d. Notes, 144A	NR	2.00%		11/01/30	175	182,437
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	600	649,500

						1,218,656

Investment Companies — 0.2%
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%		02/01/16	725	746,750

Leisure — 0.1%
Gaylord Entertainment Co., Gtd. Notes(a)	Caa2	6.75%		11/15/14	650	660,563

Lodging — 0.2%
CityCenter Holdings LLC / CityCenter Finance Corp., Sec’d. Notes, 144A, PIK(a)	Caa2	10.75%		01/15/17	350	361,375
CityCenter Holdings LLC / CityCenter Finance Corp., Sr. Sub. Notes, 144A(a)	B2	7.625%		01/15/16	625	645,313

						1,006,688

Machinery — 0.5%
Boart Longyear Management Pty Ltd., Gtd. Notes, 144A (Australia)	Ba2	7.00%		04/01/21	475	486,875
Manitowoc Co., Inc. (The), Gtd. Notes	B3	8.50%		11/01/20	500	536,250
Manitowoc Co., Inc. (The), Gtd. Notes(a)	B3	9.50%		02/15/18	1,000	1,105,000

						2,128,125

Manufacturing — 1.2%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18	800	853,000
Griffon Corp., Gtd. Notes, 144A	Ba3	7.125%		04/01/18	325	330,687
Polymer Group, Inc., Sr. Sec’d. Notes, 144A	B1	7.75%		02/01/19	1,000	1,031,250
RBS Global, Inc. / Rexnord LLC, Gtd. Notes(a)	Caa1	8.50%		05/01/18	1,750	1,890,000
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%		09/01/17	1,000	1,075,000

						5,179,937

Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes(a)	B2	7.00%		01/15/19	500	512,500
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes(a)	B2	8.125%		04/30/20	1,200	1,305,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(a)	Ca	5.50%		09/15/14	300	269,250
Clearwire Communications LLC / Clearwire Finance, Inc., Sec’d. Notes, 144A(a)	Caa2	12.00%		12/01/17	1,100	1,175,625
Entravision Communications Corp., Sr. Sec’d. Notes	B1	8.75%		08/01/17	175	186,375
Gray Television, Inc., Sec’d. Notes(a)	Caa2	10.50%		06/29/15	575	611,656
LIN Television Corp., Gtd. Notes	Ba3	8.375%		04/15/18	450	489,375
Ono Finance II PLC, Gtd. Notes, 144A (Ireland)	Caa2	10.875%		07/15/19	425	454,750
ProQuest LLC / ProQuest Notes Co., Gtd. Notes, 144A	B3	9.00%		10/15/18	1,175	1,210,250
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.25%		11/01/17	250	278,750

						6,493,531

Media — Broadcasting — 0.5%
Citadel Broadcasting Corp., Gtd. Notes, 144A	Ba3	7.75%		12/15/18	750	812,812
Discovery Communications LLC, Gtd. Notes	Baa2	5.625%		08/15/19	550	595,476
Fox Acquisition Sub., LLC, Sr. Notes, 144A	Caa2	13.375%		07/15/16	300	334,500
Salem Communications Corp., Sec’d. Notes	B2	9.625%		12/15/16	125	135,000
Univision Communications, Inc., Gtd. Notes, 144A(a)	Caa2	8.50%		05/15/21	425	439,875

						2,317,663

Media — Cable — 1.1%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(a)	B3	8.00%		12/15/18	1,250	1,318,750
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	850	907,375
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Sec’d. Notes, 144A (Germany)	B1	7.50%		03/15/19	225	230,625
Mediacom Broadband LLC, Sr. Unsec’d. Notes(a)	B3	8.50%		10/15/15	2,500	2,593,750

						5,050,500

Media — Services — 0.7%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	750	791,250
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	Ba2	6.25%		11/15/14	1,200	1,311,000
Warner Music Group Corp., Gtd. Notes	B1	7.375%		04/15/14	1,000	1,002,500

						3,104,750

Medical Supplies & Equipment — 0.3%
Centene Corp., Sr. Unsec’d. Notes	Ba2	7.25%		04/01/14	850	880,812
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	600	649,499

						1,530,311

Metals & Mining — 3.0%
Arch Coal, Inc., Gtd. Notes	B1	7.25%		10/01/20	125	134,062
Arch Coal, Inc., Gtd. Notes(a)	B1	8.75%		08/01/16	800	894,000
Atkore International, Inc., Sr. Sec’d. Notes, 144A	B3	9.875%		01/01/18	1,050	1,120,875
CONSOL Energy, Inc., Gtd. Notes	B1	8.25%		04/01/20	1,000	1,108,750
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	6.375%		03/01/21	500	500,625
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%		03/15/15	600	600,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A (Australia)	B1	6.875%		02/01/18	325	338,812
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A (Australia)	B1	7.00%		11/01/15	1,000	1,037,500
Gold Fields Orogen Holding BVI Ltd., Gtd. Notes, 144A (British Virgin Islands)	Baa3	4.875%		10/07/20	700	671,747
James River Escrow, Inc., Sr. Notes, 144A	B2	7.875%		04/01/19	750	776,250
JMC Steel Group, Sr. Notes, 144A	B3	8.25%		03/15/18	650	664,625
Murray Energy Corp., Sr. Sec’d. Notes, 144A	B3	10.25%		10/15/15	1,000	1,075,000
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	B2	5.193	%(c)	05/15/15	757	728,376
Novelis, Inc., Gtd. Notes, 144A (Canada)	B2	8.75%		12/15/20	500	550,000
Old AII, Inc., Gtd. Notes(i)	NR	10.00%		12/15/16	1,025	154
Patriot Coal Corp., Gtd. Notes	B3	8.25%		04/30/18	1,000	1,065,000
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%		04/15/18	1,000	1,070,000
Valmont Industries, Inc., Gtd. Notes	Ba1	6.625%		04/20/20	1,000	1,032,418

						13,368,194

Non-Food & Drug Retailers — 1.1%
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%		11/15/23	668	691,380
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%		04/01/17	650	726,375
Limited Brands, Inc., Gtd. Notes(a)	Ba1	7.00%		05/01/20	1,500	1,588,125
Limited Brands, Inc., Sr. Unsec’d. Notes	Ba2	7.60%		07/15/37	400	396,000
Toys R Us Property Co. I LLC, Gtd. Notes	B3	10.75%		07/15/17	425	482,375
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.50%		12/01/17	1,000	1,075,000

						4,959,255

Office Equipment — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	BBB-(d)	6.375%		02/15/21	400	407,486

Oil & Gas — 4.7%
Basic Energy Services, Inc., Gtd. Notes, 144A	B3	7.75%		02/15/19	600	618,000
Berry Petroleum Co., Sr. Unsec’d. Notes(a)	B2	6.75%		11/01/20	550	567,187
Brigham Exploration Co., Gtd. Notes, 144A	Caa2	8.75%		10/01/18	425	471,750
Chaparral Energy, Inc., Gtd. Notes, 144A(a)	Caa1	8.25%		09/01/21	750	772,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.625%		08/15/20	800	852,000
Concho Resources, Inc., Gtd. Notes	B3	8.625%		10/01/17	250	276,250
Concho Resources, Inc., Sr. Notes	B3	7.00%		01/15/21	1,550	1,631,375
Continental Resources, Inc., Gtd. Notes	B1	7.375%		10/01/20	150	161,250

Continental Resources, Inc., Gtd. Notes	B1	8.25%	10/01/19	1,620	1,792,125
Dresser-Rand Group, Inc., Gtd. Notes, 144A	B1	6.50%	05/01/21	500	515,625
Energy XXI Gulf Coast, Inc., Sr. Notes, 144A	Caa1	7.75%	06/15/19	500	501,250
Key Energy Services, Inc., Gtd. Notes	B1	6.75%	03/01/21	300	305,250
Linn Energy LLC / Linn Energy Finance Corp., Gtd. Notes, 144A(a)	B2	7.75%	02/01/21	1,000	1,067,500
Lukoil International Finance BV, Gtd. Notes, 144A (Netherlands)(a)	Baa2	6.656%	06/07/22	975	1,021,312
Marathon Petroleum Corp., Gtd. Notes, 144A	Baa1	5.125%	03/01/21	300	302,395
Meg Energy Corp., Gtd. Notes, 144A (Canada)	B3	6.50%	03/15/21	500	508,125
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,570,762
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	1,450	1,558,750
Oasis Petroleum, Inc., Sr. Notes, 144A	Caa1	7.25%	02/01/19	1,250	1,265,625
Pan American Energy LLC, Gtd. Notes, 144A (Argentina)	Ba2	7.875%	05/07/21	700	753,410
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	500	529,625
Precision Drilling Corp., Gtd. Notes, 144A (Canada)	Ba2	6.625%	11/15/20	250	257,500
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	7.50%	03/15/21	700	726,250
SM Energy Co., Sr. Unsec’d. Notes, 144A	B1	6.625%	02/15/19	1,000	1,026,250
Tesoro Corp., Gtd. Notes	Ba1	9.75%	06/01/19	1,000	1,135,000
Whiting Petroleum Corp., Gtd. Notes	Ba3	6.50%	10/01/18	750	776,250

					20,963,316

Oil Field Equipment & Services — 0.1%
Complete Production Services, Inc., Gtd. Notes	B1	8.00%	12/15/16	625	659,375

Packaging — 1.1%
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes	B1	7.375%	12/15/26	2,700	2,662,875
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	750	671,250
Vitro SAB de CV, Gtd. Notes (Mexico)(i)	NR	9.125%	02/01/17	2,000	1,560,000

					4,894,125

Paper & Forest Products — 0.2%
Boise Paper Holdings LLC / Boise Finance Co., Gtd. Notes	B1	9.00%	11/01/17	500	555,000
NewPage Corp., Sr. Sec’d. Notes	B2	11.375%	12/31/14	550	550,688

					1,105,688

Pharmaceuticals — 0.9%
Axcan Intermediate Holdings, Inc., Sr. Unsec’d. Notes	Caa1	12.75%	03/01/16	1,000	1,112,500
Giant Funding Corp., Sec’d. Notes, 144A	B3	8.25%	02/01/18	275	282,219
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	300	322,875
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.875%	07/15/20	300	326,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	Ba3	6.75%	08/15/21	700	664,125
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, Gtd. Notes, 144A (Ireland)	B3	7.75%	09/15/18	1,250	1,309,375

					4,017,344

Real Estate Investment Trusts — 1.5%
Developers Diversified Realty Corp., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/20	750	859,981
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.50%	12/15/17	1,150	1,266,437
Felcor Lodging LP, Sr. Sec’d. Notes(a)	B2	10.00%	10/01/14	400	457,000
Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia)	Baa3	6.375%	11/12/20	600	602,986
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	04/15/20	275	290,861
Kilroy Realty LP, Gtd. Notes	Baa3	5.00%	11/03/15	1,000	997,938
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.50%	02/15/20	400	428,000
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	6.75%	10/15/22	375	382,969
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	1,225	1,340,431
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	3.125%	11/30/15	150	145,521

					6,772,124

Restaurants — 0.4%
DineEquity, Inc., Sr. Unsec’d. Notes, 144A	B3	9.50%	10/30/18	1,000	1,085,000
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.00%	02/01/19	775	845,277

					1,930,277

Retail & Merchandising — 1.1%
Brookstone Co., Inc., Sec’d. Notes, 144A	CCC+(d)	13.00%	10/15/14	782	701,845
Chinos Acquisition Corp., Sr. Notes, 144A(a)	Caa1	8.125%	03/01/19	750	735,937
Inergy LP / Inergy Finance Corp., Sr. Notes, 144A(a)	Ba3	6.875%	08/01/21	1,050	1,094,625

Petco Animal Supplies, Inc., Gtd. Notes, 144A	Caa1	9.25%		12/01/18	325	347,750
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%		04/15/17	1,000	1,050,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%		10/15/20	750	781,875

						4,712,032

Semiconductors — 0.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		08/01/20	1,550	1,592,625

Ship Building — 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A(a)	Ba3	6.875%		03/15/18	250	260,937
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	Ba3	7.125%		03/15/21	175	182,438

						443,375

Software Services — 1.5%
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%		01/15/21	989	1,073,065
First Data Corp., Sec’d. Notes, 144A	Caa1	8.25%		01/15/21	1,500	1,496,250
First Data Corp., Sr. Sec’d. Notes, 144A	B+(d)	7.375%		06/15/19	250	254,062
Mantech International Corp., Gtd. Notes	Ba2	7.25%		04/15/18	650	682,500
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15	1,600	1,680,000
SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A(a)	Caa1	7.375%		11/15/18	1,000	1,022,500
SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.625%		11/15/20	300	308,250

						6,516,627

Steel Producers/Products — 0.9%
AK Steel Corp., Gtd. Notes	Ba3	7.625%		05/15/20	250	255,000
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A (Canada)(a)	Caa2	9.875%		06/15/15	950	863,835
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%		12/15/25	1,850	1,982,318
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%		03/15/20	750	804,375

						3,905,528

Support Services — 0.6%
Corrections Corp. of America, Gtd. Notes	Ba2	7.75%		06/01/17	1,800	1,955,250
Travelport LLC, Gtd. Notes	Caa1	9.00%		03/01/16	675	626,906

						2,582,156

Technology — 0.3%
Vangent, Inc., Gtd. Notes	Caa2	9.625%		02/15/15	1,500	1,492,500

Telecom — Integrated/Services — 0.2%
Qwest Communications International, Inc., Gtd. Notes	Ba2	8.00%		10/01/15	500	551,875
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	5.50%		10/23/20	400	393,000

						944,875

Telecommunications — 7.9%
Alcatel-Lucent USA, Inc., Sr. Unsec’d. Notes	B1	6.45%		03/15/29	950	817,000
Allbritton Communications Co., Sr. Unsec’d. Notes	B2	8.00%		05/15/18	650	685,750
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.00%		04/01/19	1,250	1,218,750
Buccaneer Merger Sub., Inc., Sr. Notes, 144A	Caa1	9.125%		01/15/19	785	832,100
CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	1,250	1,362,500
CommScope, Inc., Gtd. Notes, 144A	B3	8.25%		01/15/19	2,000	2,090,000
CPI International Acquisition, Inc., Sr. Notes, 144A	B3	8.00%		02/15/18	475	477,375
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A (Bermuda)	Caa1	10.50%		04/15/18	750	858,750
GeoEye, Inc., Sr. Sec’d. Notes	B3	8.625%		10/01/16	600	639,000
GeoEye, Inc., Sr. Sec’d. Notes	Ba3	9.625%		10/01/15	1,375	1,555,469
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%		12/01/17	1,000	1,055,000
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	7.50%		04/01/21	1,200	1,203,000
Intelsat Luxembourg SA, Gtd. Notes (Luxembourg)	Caa3	11.25%		02/04/17	2,175	2,376,187
iPCS, Inc., Sec’d. Notes, PIK	Ba3	3.554	%(c)	05/01/14	1,036	1,007,212
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	768,750
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	6.625%		11/15/20	1,275	1,273,406
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	7.875%		09/01/18	1,200	1,284,000
NII Capital Corp., Gtd. Notes	B2	8.875%		12/15/19	970	1,067,000
NII Capital Corp., Gtd. Notes	B2	10.00%		08/15/16	950	1,083,000
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	4.75%		02/16/21	275	256,438
SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.25%		08/15/19	500	552,500

Sprint Capital Corp., Gtd. Notes(a)	Ba3	6.90%	05/01/19	3,000	3,097,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%	08/15/17	750	835,313
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	7.045%	06/20/36	500	542,143
Telemovil Finance Co. Ltd., Gtd. Notes, 144A (El Salvador)	B1	8.00%	10/01/17	550	570,625
Viasat, Inc., Gtd. Notes	B1	8.875%	09/15/16	900	964,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Notes, 144A (Ireland)	Ba3	7.748%	02/02/21	450	472,500
Wind Acquisition Escrow Bond, (Luxembourg)	NR	Zero	12/31/49	2,325	0
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)	B2	11.75%	07/15/17	2,325	2,673,750
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Ba2	7.25%	02/15/18	600	627,000
Windstream Corp., Gtd. Notes	Ba3	7.00%	03/15/19	2,230	2,246,725
Windstream Corp., Gtd. Notes, 144A	Ba3	7.75%	10/01/21	800	813,000

					35,305,868

Textile & Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	B2	7.625%	05/15/20	275	275,688

Transportation — 0.6%
Asciano Ltd., Gtd. Notes, 144A (Australia)	Baa2	4.625%	09/23/20	475	449,874
Florida East Coast Railway Corp., Sr. Sec’d. Notes, 144A	B3	8.125%	02/01/17	1,100	1,148,125
Viterra, Inc., Gtd. Notes, 144A (Canada)	Ba1	5.95%	08/01/20	850	850,276

					2,448,275

TOTAL CORPORATE OBLIGATIONS (cost $315,665,048)					331,290,568

MUNICIPAL BOND — 0.1%

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds (cost $787,691)	Aa2	6.731%	07/01/43	775	752,401

	Shares
COMMON STOCKS — 2.5%

Auto Parts & Related — 0.6%
Cooper-Standard Holding, Inc.*	8,339	377,340
Cooper-Standard Holding, Inc. (Institutional Offer)*	48,130	2,177,882

		2,555,222

Business Services — 0.3%
Informatica Corp.*	25,000	1,305,750

Chemicals — 0.1%
LyondellBasell Industries NV (Class A Stock)*	16,500	652,575

Gas Distribution — 0.6%
El Paso Corp.	150,000	2,700,000

Metals & Mining — 0.4%
Barrick Gold Corp.	35,000	1,816,850

Pharmaceuticals — 0.5%
Mylan, Inc.*	87,822	1,990,925
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2,327	116,746

		2,107,671

TOTAL COMMON STOCKS (cost $8,009,882)		11,138,068

PREFERRED STOCKS — 4.4%

Auto Parts & Related — 0.1%
Cooper-Standard Holding, Inc., 7.00%, CVT	1,664	334,464

Automotive — 0.1%
General Motors Co., 4.75%, CVT	12,000	578,400

Banking — 1.5%
Bank of America Corp., 7.25%, CVT	3,000	3,032,970
Citigroup, Inc., 7.50%, CVT	12,000	1,518,000
Fifth Third Bancorp, 8.50%, CVT	10,500	1,554,000
US Bancorp, 7.189%, CVT	600	517,803

		6,622,773

Farming & Agriculture — 0.2%
Bunge Ltd., 4.875%, CVT	8,000	839,200

Financial Services — 0.3%
AMG Capital Trust I, 5.10%, CVT	25,000	1,235,000
Citigroup Capital XIII, 7.875%, CVT	6,400	175,360

		1,410,360

Gas Distribution — 0.7%
Williams Cos., Inc., 5.50%, CVT	20,000	2,870,000

Insurance — 0.5%
Hartford Financial Services Group, Inc., 7.25%, CVT	35,000	912,800
Metlife, Inc., 5.00%, CVT	17,300	1,467,905

		2,380,705

Media
Nielsen Holdings NV, 6.25%, CVT*	2,500	142,812

Oil & Gas — 0.7%
Apache Corp., 6.00%, CVT	42,500	3,011,550

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%	20,000	903,000

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	200	196,000

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.75%, CVT	25,000	21,750
Federal National Mortgage Assoc., Series S, 8.25%(c)	33,500	59,044

		80,794

Utilities — 0.1%
PPL Corp., 9.50%, CVT	540,000	284,310

TOTAL PREFERRED STOCKS (cost $17,778,049)		19,654,368

	Units
WARRANTS *(l) — 0.1%

Auto Parts & Related — 0.1%
Cooper-Standard Holding, Inc., expiring 11/27/17	3,474	82,507
Cooper-Standard Holding, Inc., expiring 11/27/17(Restricted)	2,788	66,215

		148,722

Telecommunications
Charter Communications, Inc., expiring 11/30/14	7,325	86,069

TOTAL WARRANTS (cost $3,080,739)		234,791

TOTAL LONG-TERM INVESTMENTS (cost $386,178,262)		407,547,820

	Shares
SHORT-TERM INVESTMENT — 16.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $74,616,184; includes $47,869,992 of cash collateral for securities on loan)(b)(w)	74,616,184	74,616,184

TOTAL INVESTMENTS(o)—108.4% (cost $460,794,446)		482,164,004

Liabilities in excess of other assets — (8.4)%		(37,448,030)

NET ASSETS — 100.0%		$444,715,974

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2011. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,919,952; cash collateral of $47,869,992 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, two securities representing $334,464 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$8,960,186	$2,177,882	$—
Preferred Stocks	19,035,594	284,310	334,464
Warrants	168,576	66,215	—
Bank Loans	—	5,300,950	—
Convertible Bonds	—	39,176,674	—
Corporate Obligations	—	331,290,568	—
Municipal Bond	—	752,401	—
Affiliated Money Market Mutual Fund	74,616,184	—	—

Total	$102,780,540	$379,049,000	$334,464

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS — 97.7%

Aerospace & Defense — 2.0%
General Dynamics Corp.	801,099	$61,332,139

Apparel — 2.4%
NIKE, Inc. (Class B Stock)	1,002,338	75,876,987

Banks — 11.0%
Citigroup, Inc.*	15,067,934	66,600,268
Itau Unibanco Holding SA, ADR (Brazil)	1,965,423	47,268,423
PNC Financial Services Group, Inc.	1,098,914	69,220,593
U.S. Bancorp	3,484,389	92,092,401
Wells Fargo & Co.	2,157,907	68,405,652

		343,587,337

Chemicals — 13.1%
Dow Chemical Co. (The)	3,466,762	130,870,266
Monsanto Co.	1,185,155	85,639,300
PPG Industries, Inc.	912,240	86,854,370
Praxair, Inc.	1,022,572	103,893,315

		407,257,251

Computers — 4.8%
Apple, Inc.*	430,978	150,174,284

Cosmetics/Personal Care — 1.1%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	346,168	33,356,748

Distribution/Wholesale — 0.6%
Li & Fung Ltd. (Bermuda)	3,624,000	18,565,980

Diversified Machinery — 2.5%
Cummins, Inc.	352,044	38,591,063
Rockwell Automation, Inc.	422,826	40,020,481

		78,611,544

Diversified Manufacturing — 3.6%
Danaher Corp.	989,894	51,375,499
Eaton Corp.	1,116,042	61,873,368

		113,248,867

Electronics — 1.0%
Agilent Technologies, Inc.*	673,320	30,151,270

Entertainment & Leisure — 1.8%
Wynn Resorts Ltd.	451,363	57,435,942

Financial Services — 2.3%
Goldman Sachs Group, Inc. (The)	443,061	70,211,877

Internet — 11.5%
Amazon.com, Inc.*	537,075	96,743,320
Baidu, Inc., ADR (Cayman Islands)*	773,585	106,607,749
F5 Networks, Inc.*	271,873	27,886,013
priceline.com, Inc.*	229,682	116,320,152
Youku.com, Inc., ADR (Cayman Islands)*(a)	195,831	9,303,931

		356,861,165

Investment Company — 1.5%
Hutchison Port Holdings Trust (Singapore)*	46,465,000	46,000,350

Media — 1.9%
Time Warner, Inc.	1,631,814	58,255,760

Metal Fabricate/Hardware — 2.0%
Precision Castparts Corp.	417,519	61,450,446

Mining — 2.5%
BHP Billiton PLC, ADR (United Kingdom)(a)	318,113	25,321,795
Freeport-McMoRan Copper & Gold, Inc.	968,742	53,813,618

		79,135,413

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	964,754	79,032,648
Continental Resources, Inc.*(a)	328,725	23,493,976
EOG Resources, Inc.	644,132	76,336,083
Halliburton Co.	1,898,855	94,638,933
Occidental Petroleum Corp.	222,112	23,208,483

		296,710,123

Pharmaceuticals — 0.9%
Mead Johnson Nutrition Co.	493,271	28,575,189

Railroads — 2.9%
Union Pacific Corp.	930,451	91,491,247

Restaurants — 1.5%
McDonald’s Corp.	594,187	45,211,689

Retail — 9.4%
Cie Financiere Richemont SA, ADR (Switzerland)	11,114,029	64,016,807
Starbucks Corp.	1,495,137	55,245,312
Tiffany & Co.	875,706	53,803,377
TJX Cos., Inc. (The)	1,502,608	74,724,696
Yum! Brands, Inc.	885,845	45,514,716

		293,304,908

Semiconductors — 2.4%
Broadcom Corp. (Class A Stock)	1,882,441	74,130,527

Software — 4.9%
Oracle Corp.	3,586,801	119,691,549
salesforce.com, Inc.*	237,157	31,679,432

		151,370,981

Telecommunications — 0.6%
Acme Packet, Inc.*	260,545	18,488,273

TOTAL COMMON STOCKS (cost $2,350,026,265)		3,040,796,297

PREFERRED STOCK — 0.3%

Banks
Wells Fargo & Co., 8.00% (cost $5,673,165)	297,374	8,350,262

TOTAL LONG-TERM INVESTMENTS (cost $2,355,699,430)		3,049,146,559

SHORT-TERM INVESTMENT — 2.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,961,899; includes $15,663,129 of cash collateral for securities on loan)(b)(w)	62,961,899	62,961,899

TOTAL INVESTMENTS — 100.0% (cost $2,418,661,329)		3,112,108,458

Liabilities in excess of other assets		(287,440)

NET ASSETS — 100.0%		$3,111,821,018

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,750,596; cash collateral of $15,663,129 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,040,796,297	$—	$—
Preferred Stock	8,350,262	—	—
Affiliated Money Market Mutual Fund	62,961,899	—	—

Total	$3,112,108,458	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS

Austria — 1.0%
Erste Group Bank AG	52,274	$2,637,703

Brazil — 0.6%
Banco Santander Brasil SA, ADS	133,420	1,635,729

Canada — 1.8%
Canadian National Railway Co.	58,982	4,439,575

Czech Republic — 0.4%
Komercni Banka A/S	3,598	907,966

France — 9.3%
Air Liquide SA	18,573	2,467,907
AXA SA	89,325	1,866,581
Danone SA	58,104	3,795,675
Dassault Systemes SA	13,341	1,025,314
Legrand SA	72,212	3,004,143
LVMH Moet Hennessy Louis Vuitton SA	26,632	4,215,859
Pernod-Ricard SA	27,636	2,581,010
Schneider Electric SA	27,943	4,775,837

		23,732,326

Germany — 6.9%
Bayer AG	50,929	3,943,710
Beiersdorf AG	20,024	1,222,093
Deutsche Boerse AG	28,290	2,146,948
Linde AG	48,239	7,619,167
Merck KGaA	28,669	2,587,288

		17,519,206

India — 0.4%
ICICI Bank Ltd., ADR	20,900	1,041,447

Ireland — 1.7%
Accenture PLC (Class A Stock)	80,010	4,398,150

Japan — 4.5%
Aeon Credit Service Co. Ltd.	46,100	634,582
Canon, Inc.	51,100	2,223,876
Hoya Corp.	97,300	2,220,190
INPEX Corp.	326	2,473,022
Kao Corp.	34,700	865,623
Lawson, Inc.	12,300	592,967
Shin-Etsu Chemical Co. Ltd.	50,300	2,500,487

		11,510,747

Netherlands — 5.5%
Akzo Nobel NV	62,163	4,270,942
Heineken NV	117,701	6,431,170
Schlumberger Ltd.	18,450	1,720,647
TNT NV	65,385	1,677,204

		14,099,963

Singapore — 0.3%
Singapore Telecommunications Ltd.	323,040	773,963

South Korea — 1.2%
Samsung Electronics Co. Ltd.	3,468	2,946,512

Spain — 0.3%
Red Electrica Corp. SA	11,355	645,298

Sweden — 1.7%
Hennes & Mauritz AB (Class B Stock)	38,750	1,286,776
Svenska Cellulosa AB SCA (Class B Stock)	189,018	3,042,543

		4,329,319

Switzerland — 9.3%
Compagnie Financiere Richemont SA (Class A Stock)	50,571	2,920,840
Givaudan SA	1,663	1,672,053
Julius Baer Group Ltd.	62,238	2,700,933
Kuehne & Nagel International AG	4,620	646,347
Nestle SA	136,849	7,844,420
Roche Holding AG	16,109	2,301,035
Sonova Holding AG	12,423	1,107,047
Swiss Reinsurance Co. Ltd.	29,724	1,700,594
UBS AG*	153,478	2,753,748

		23,647,017

United Kingdom — 9.8%
Burberry Group PLC	60,978	1,148,424
Compass Group PLC	165,820	1,490,986
Diageo PLC	248,704	4,727,834
Ladbrokes PLC	318,594	677,196
Reckitt Benckiser Group PLC	115,618	5,938,925
Royal Dutch Shell PLC (Class A Stock)	29,467	1,070,946
Smiths Group PLC	45,699	950,841
Standard Chartered PLC	119,706	3,105,182
Tesco PLC	266,119	1,626,530
William Hill PLC	362,134	1,049,756
WPP PLC	243,881	3,006,650

		24,793,270

United States — 43.0%
3M Co.	52,790	4,935,865
Abercrombie & Fitch Co. (Class A Stock)	17,010	998,487
American Express Co.	48,380	2,186,776
Autodesk, Inc.*	27,690	1,221,406
Bank of New York Mellon Corp. (The)	158,380	4,730,811
Chevron Corp.	9,050	972,241
Cisco Systems, Inc.	220,260	3,777,459
Colgate-Palmolive Co.	40,940	3,306,314
DENTSPLY International, Inc.	60,140	2,224,579
Dr. Pepper Snapple Group, Inc.	46,230	1,717,907
General Mills, Inc.	23,000	840,650
Goldman Sachs Group, Inc. (The)	18,050	2,860,383
Harley-Davidson, Inc.	23,870	1,014,236
Honeywell International, Inc.	70,370	4,201,793
Intel Corp.	66,470	1,340,700
J.M. Smucker Co. (The)	41,064	2,931,559
Johnson & Johnson	35,840	2,123,520
Medtronic, Inc.	102,320	4,026,292
Monsanto Co.	18,360	1,326,694
National Oilwell Varco, Inc.	29,890	2,369,380
NIKE, Inc. (Class B Stock)(a)	38,550	2,918,235
Omnicom Group, Inc.(a)	72,120	3,538,207
Oracle Corp.	149,970	5,004,499

PepsiCo, Inc.	22,410	1,443,428
Praxair, Inc.	23,680	2,405,888
Procter & Gamble Co. (The)	39,044	2,405,110
Rockwell Automation, Inc.	9,810	928,516
Sally Beauty Holdings, Inc.*	51,920	727,399
Sherwin-Williams Co. (The)	24,820	2,084,632
St. Jude Medical, Inc.	80,050	4,103,363
State Street Corp.	109,580	4,924,525
Synthes, Inc.	15,148	2,048,320
Target Corp.	54,770	2,739,048
Thermo Fisher Scientific, Inc.*	55,230	3,068,026
United Parcel Service, Inc. (Class B Stock)	42,180	3,134,818
United Technologies Corp.	30,720	2,600,448
Visa, Inc. (Class A Stock)	29,480	2,170,318
Walgreen Co.	104,810	4,207,073
Walt Disney Co. (The)	129,540	5,581,879
Waters Corp.*	36,560	3,177,064
Zimmer Holdings, Inc.*	17,720	1,072,592

		109,390,440

TOTAL LONG-TERM INVESTMENTS (cost $217,625,522)		248,448,631

SHORT-TERM INVESTMENT — 4.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,715,033; includes $6,135,760 of cash collateral for securities on loan)(b)(w)	10,715,033	10,715,033

TOTAL INVESTMENTS — 101.9% (cost $228,340,555)		259,163,664

Liabilities in excess of other assets — (1.9)%		(4,825,441)

NET ASSETS — 100.0%		$254,338,223

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

ADS	American Depositary Security

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,949,577; cash collateral of $6,135,760 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Austria	$2,637,703	$—	$—
Brazil	1,635,729	—	—
Canada	4,439,575	—	—
Czech Republic	907,966	—	—
France	23,732,326	—	—
Germany	17,519,206	—	—
India	1,041,447	—	—
Ireland	4,398,150	—	—
Japan	11,510,747	—	—
Netherlands	14,099,963	—	—
Singapore	773,963	—	—
South Korea	2,946,512	—	—
Spain	645,298	—	—
Sweden	4,329,319	—	—
Switzerland	23,647,017	—	—
United Kingdom	24,793,270	—	—
United States	109,390,440	—	—
Affiliated Money Market Mutual Fund	10,715,033	—	—

Total	$259,163,664	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Chemicals	11.2%
Financial — Bank & Trust	7.8
Food	7.3
Beverages	6.7
Medical Supplies & Equipment	6.5
Retail & Merchandising	6.4
Affiliated Money Market Mutual Fund (2.4% represents investments purchased with collateral from securities on loan)	4.2
Computer Services & Software	4.2
Diversified Manufacturing	4.1
Consumer Products & Services	4.0
Financial Services	3.8
Entertainment & Leisure	3.3
Electronic Components & Equipment	3.1
Oil & Gas	2.6
Electronics	2.4
Transportation	2.0
Conglomerates	1.9
Pharmaceuticals	1.9
Telecommunications	1.8
Railroads	1.8
Semiconductors	1.7
Insurance	1.4
Advertising	1.4
Cosmetics/Personal Care	1.3
Paper & Forest Products	1.2
Media	1.2
Aerospace & Defense	1.0
Office Equipment	0.9
Industrial Products	0.9
Commercial Services	0.9
Oil, Gas & Consumable Fuels	0.8
Banks	0.6
Clothing & Apparel	0.5
Commercial Banks	0.4
Software	0.4
Electric	0.3

101.9
Liabilities in excess of other assets	(1.9)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS

Aerospace & Defense — 2.2%
Boeing Co. (The)	76,300	$5,640,859
Goodrich Corp.	106,520	9,110,656
United Technologies Corp.	176,530	14,943,264

		29,694,779

Automobile Manufacturers — 0.3%
General Motors Co.*	120,750	3,746,873

Automotive Parts & Equipment — 1.5%
BorgWarner, Inc.*	52,280	4,166,193
Johnson Controls, Inc.	366,100	15,218,777

		19,384,970

Banks — 0.9%
Citigroup, Inc.*	907,320	4,010,354
Goldman Sachs Group, Inc. (The)	33,180	5,258,035
SunTrust Banks, Inc.	83,680	2,413,331

		11,681,720

Beverages — 1.8%
Coca-Cola Co. (The)	210,160	13,944,116
Diageo PLC (United Kingdom)	341,000	6,482,370
Pernod-Ricard SA (France)	34,237	3,197,497

		23,623,983

Chemicals — 1.5%
Airgas, Inc.	83,500	5,546,070
Praxair, Inc.	138,470	14,068,552

		19,614,622

Commercial Services — 1.9%
MasterCard, Inc. (Class A Stock)	58,380	14,695,414
Moody’s Corp.	195,510	6,629,744
Verisk Analytics, Inc. (Class A Stock)*	114,570	3,753,313

		25,078,471

Computer Hardware — 8.0%
Apple, Inc.*	229,980	80,136,531
International Business Machines Corp.	154,710	25,228,560

		105,365,091

Computer Services & Software — 7.7%
Autodesk, Inc.*	264,470	11,665,772
Cerner Corp.*(a)	72,220	8,030,864
Cognizant Technology Solutions Corp. (Class A Stock)*	165,920	13,505,888
EMC Corp.*(a)	1,460,420	38,774,151
Intuit, Inc.*	194,530	10,329,543
Nuance Communications, Inc.*(a)	319,040	6,240,422
Red Hat, Inc.*	144,870	6,575,649
VeriFone Systems, Inc.*(a)	130,150	7,151,743

		102,274,032

Computers — 2.1%
Accenture PLC (Class A Stock) (Ireland)	379,850	20,880,355
Hewlett-Packard Co.	152,500	6,247,925

		27,128,280

Conglomerates — 1.6%
3M Co.	36,820	3,442,670
Honeywell International, Inc.	297,980	17,792,386

		21,235,056

Construction — 1.6%
Fluor Corp.	293,020	21,583,853

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	86,470	2,338,149

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.*	182,280	19,935,963
American Express Co.	130,890	5,916,228
BlackRock, Inc.	42,076	8,457,697

		34,309,888

Electronic Components & Equipment — 0.5%
Agilent Technologies, Inc.*	156,260	6,997,323

Energy — Alternate Sources — 0.3%
First Solar, Inc.*(a)	25,790	4,148,064

Entertainment & Leisure — 1.0%
Carnival Corp. (Panama)	339,580	13,026,289

Environmental Control — 0.4%
Stericycle, Inc.*(a)	62,960	5,582,663

Farming & Agriculture — 1.6%
Bunge Ltd. (Bermuda)	58,500	4,231,305
Monsanto Co.	231,890	16,756,371

		20,987,676

Financial — Brokerage — 0.2%
Visa, Inc. (Class A Stock)	35,970	2,648,111

Financial Services — 2.3%
Charles Schwab Corp. (The)(a)	263,080	4,743,332
JPMorgan Chase & Co.	392,150	18,078,115
MSCI, Inc. (Class A Stock)*	217,530	8,009,455

		30,830,902

Food — 0.3%
Whole Foods Market, Inc.(a)	50,700	3,341,130

Hand/Machine Tools — 0.5%
Stanley Black & Decker, Inc.	90,370	6,922,342

Healthcare Products — 0.9%
Gen-Probe, Inc.*	59,470	3,945,835
IDEXX Laboratories, Inc.*	29,090	2,246,330
Medtronic, Inc.	137,770	5,421,249

		11,613,414

Healthcare Services — 0.4%
WellPoint, Inc.	84,620	5,905,630

Holding Company — Diversified — 0.3%
LVMH Moet Hennessy Louis Vuitton SA (France)	24,841	3,932,343

Hotels & Motels — 0.2%
Las Vegas Sands Corp.*	63,070	2,662,815

Internet Services — 5.4%
Amazon.com, Inc.*	93,510	16,843,956
Baidu, Inc., ADR (Cayman Islands)*	28,940	3,988,221
Google, Inc. (Class A Stock)*	64,080	37,564,337
priceline.com, Inc.*	16,170	8,189,135
VeriSign, Inc.	115,690	4,189,135

		70,774,784

Machinery & Equipment — 1.6%
Thermo Fisher Scientific, Inc.*	368,880	20,491,284

Media — 4.7%
Comcast Corp. (Special Class A Stock)	193,710	4,497,946
DIRECTV (Class A Stock)*	230,170	10,771,956
Discovery Communications, Inc. (Class A Stock)*(a)	59,290	2,365,671
Time Warner Cable, Inc.	118,960	8,486,607
Viacom, Inc. (Class B Stock)	339,250	15,781,910
Walt Disney Co. (The)	475,580	20,492,742

		62,396,832

Medical Supplies & Equipment — 1.1%
Abbott Laboratories	80,000	3,924,000
Covidien PLC (Ireland)	208,660	10,837,800

		14,761,800

Metals & Mining — 1.7%
Cameco Corp. (Canada)	69,040	2,073,962
Precision Castparts Corp.	90,550	13,327,149
Teck Resources Ltd. (Class B Stock) (Canada)	131,700	6,982,734

		22,383,845

Miscellaneous Manufacturing — 3.5%
Danaher Corp.	788,270	40,911,213
Eaton Corp.	85,230	4,725,151

		45,636,364

Network/Hardware — 2.7%
Cisco Systems, Inc.	359,130	6,159,080
Juniper Networks, Inc.*	240,980	10,140,438
QUALCOMM, Inc.	354,060	19,413,110

		35,712,628

Oil & Gas — 7.7%
Apache Corp.	85,730	11,223,772
EOG Resources, Inc.	122,880	14,562,509
Halliburton Co.	179,540	8,948,274
Noble Energy, Inc.	153,240	14,810,646
Occidental Petroleum Corp.	195,590	20,437,199
Schlumberger Ltd. (Netherlands)	265,470	24,757,732
Southwestern Energy Co.*	153,020	6,575,269

		101,315,401

Oil & Gas Services — 2.5%
Cameron International Corp.*	313,770	17,916,267
National Oilwell Varco, Inc.	129,100	10,233,757
Weatherford International Ltd. (Switzerland)*(a)	243,590	5,505,134

		33,655,158

Pharmaceuticals — 3.1%
Allergan, Inc.	63,390	4,501,958
AmerisourceBergen Corp.	301,230	11,916,659
Mead Johnson Nutrition Co.	104,440	6,050,209
Medco Health Solutions, Inc.*	144,410	8,110,066
Teva Pharmaceutical Industries Ltd., ADR (Israel)	196,820	9,874,459

		40,453,351

Pipelines — 0.2%
Kinder Morgan, Inc.*(a)	99,000	2,934,360

Restaurants — 1.0%
McDonald’s Corp.	89,330	6,797,120
Starbucks Corp.	157,130	5,805,953

		12,603,073

Retail — 2.6%
Abercrombie & Fitch Co. (Class A Stock)	143,190	8,405,253
Lowe’s Cos., Inc.	449,750	11,886,893
Phillips-Van Heusen Corp.	41,580	2,703,947
Tiffany & Co.	97,750	6,005,760
Urban Outfitters, Inc.*	99,440	2,966,295
Yum! Brands, Inc.	51,680	2,655,318

		34,623,466

Retail & Merchandising — 4.5%
Costco Wholesale Corp.	217,970	15,981,560
Kohl’s Corp.	317,470	16,838,609
NIKE, Inc. (Class B Stock)(a)	95,470	7,227,079
Target Corp.	184,820	9,242,848
Walgreen Co.	246,240	9,884,074

		59,174,170

Semiconductors — 2.4%
Advanced Micro Devices, Inc.*(a)	669,655	5,759,033
ASML Holding NV (Netherlands)(a)	316,480	14,083,360
Broadcom Corp. (Class A Stock)	194,260	7,649,959
KLA-Tencor Corp.	89,880	4,257,615

		31,749,967

Software — 4.8%
Check Point Software Technologies Ltd. (Israel)*(a)	301,130	15,372,687
Oracle Corp.	1,354,650	45,204,670
salesforce.com, Inc.*	18,800	2,511,304

		63,088,661

Telecommunications — 2.2%
American Tower Corp. (Class A Stock)*	491,670	25,478,339
Corning, Inc.	167,000	3,445,210

		28,923,549

Tobacco — 0.7%
Philip Morris International, Inc.	149,890	9,837,281

Transportation — 2.5%
CSX Corp.	97,510	7,664,286
Expeditors International of Washington, Inc.	188,660	9,459,412
FedEx Corp.	73,550	6,880,603
Kansas City Southern*	166,400	9,060,480

		33,064,781

TOTAL LONG-TERM INVESTMENTS (cost $1,152,332,443)		1,289,239,224

SHORT-TERM INVESTMENT — 9.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,598,795; includes $98,327,983 of cash collateral for securities on loan)(b)(w)	127,598,795	127,598,795

TOTAL INVESTMENTS — 107.4% (cost $1,279,931,238)		1,416,838,019

Liabilities in excess of other assets — (7.4)%		(97,539,376)

NET ASSETS — 100.0%		$1,319,298,643

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,709,182; cash collateral of $98,327,983 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,289,239,224	$—	$—
Affiliated Money Market Mutual Fund	127,598,795	—	—

Total	$1,416,838,019	$—	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%

COMMON STOCKS

Aerospace & Defense — 2.5%
Goodrich Corp.	56,700	$4,849,551
TransDigm Group, Inc.*	89,657	7,515,946

		12,365,497

Automotive Parts — 2.5%
BorgWarner, Inc.*(a)	151,200	12,049,128

Banks — 1.8%
KeyCorp	373,900	3,320,232
Northern Trust Corp.	62,800	3,187,100
TCF Financial Corp.	159,700	2,532,842

		9,040,174

Building Materials — 0.6%
Masco Corp.(a)	204,700	2,849,424

Chemicals — 2.1%
Eastman Chemical Co.	52,600	5,224,232
Valspar Corp. (The)	134,000	5,239,400

		10,463,632

Clothing & Apparel — 1.7%
VF Corp.	83,100	8,187,843

Commercial Services — 1.9%
Convergys Corp.*	331,800	4,764,648
PHH Corp.*(a)	96,900	2,109,513
United Rentals, Inc.*(a)	73,926	2,460,257

		9,334,418

Computer Services & Software — 5.3%
Autodesk, Inc.*	77,300	3,409,703
Computer Sciences Corp.	199,687	9,730,747
Global Payments, Inc.	73,500	3,595,620
Intuit, Inc.*	114,500	6,079,950
Synopsys, Inc.*	121,300	3,353,945

		26,169,965

Construction — 2.8%
D.R. Horton, Inc.(a)	305,500	3,559,075
Pulte Group, Inc.*(a)	292,500	2,164,500
URS Corp.*	172,000	7,920,600

		13,644,175

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	67,000	3,875,950

Containers & Packaging — 3.3%
Bemis Co., Inc.	219,500	7,201,795
Sonoco Products Co.	255,400	9,253,142

		16,454,937

Diversified — 2.5%
AptarGroup, Inc.	90,100	4,516,713
Dover Corp.	117,300	7,711,302

		12,228,015

Electronic Components — 0.8%
Flextronics International Ltd. (Singapore)*	533,800	3,987,486

Energy Delivery — 0.6%
Integrys Energy Group, Inc.	61,200	3,091,212

Entertainment & Leisure — 1.7%
Brunswick Corp.(a)	329,300	8,374,099

Financial — Bank & Trust — 2.0%
Astoria Financial Corp.	144,250	2,072,872
Bank of Hawaii Corp.	164,800	7,880,736

		9,953,608

Financial Services — 3.4%
Eaton Vance Corp.(a)	118,600	3,823,664
IntercontinentalExchange, Inc.*	44,400	5,485,176
Jefferies Group, Inc.(a)	124,200	3,097,548
Raymond James Financial, Inc.	116,575	4,457,828

		16,864,216

Food Products — 1.1%
Sara Lee Corp.	303,654	5,365,566

Gas Utilities — 1.8%
Energen Corp.	91,000	5,743,920
UGI Corp.	94,500	3,109,050

		8,852,970

Healthcare Equipment & Services — 1.2%
Express Scripts, Inc.*(a)	103,200	5,738,952

Healthcare Providers & Services — 0.8%
Covance, Inc.*(a)	69,900	3,824,928

Hotels, Restaurants & Leisure — 2.1%
International Game Technology	169,100	2,744,493
Wyndham Worldwide Corp.	113,802	3,620,042
Yum! Brands, Inc.	76,000	3,904,880

		10,269,415

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	175,831	7,833,271

Insurance — 8.9%
Allstate Corp. (The)	224,100	7,121,898
Arch Capital Group Ltd. (Bermuda)*	56,800	5,633,992
Endurance Specialty Holdings Ltd. (Bermuda)	108,400	5,292,088
HCC Insurance Holdings, Inc.	251,000	7,858,810
Lincoln National Corp.	320,314	9,622,233
Progressive Corp. (The)	205,400	4,340,102
Reinsurance Group of America, Inc.	65,500	4,112,090

		43,981,213

Iron/Steel — 1.2%
Allegheny Technologies, Inc.(a)	87,200	5,905,184

Leisure Equipment & Products — 1.1%
Mattel, Inc.	210,900	5,257,737

Machinery & Equipment — 4.3%
Cummins, Inc.	88,200	9,668,484
Joy Global, Inc.	82,900	8,191,349
Snap-on, Inc.	54,600	3,279,276

		21,139,109

Manufacturing — 0.6%
Harsco Corp.	88,200	3,112,578

Medical Supplies & Equipment — 2.5%
Beckman Coulter, Inc.	106,316	8,831,670
C.R. Bard, Inc.(a)	34,800	3,455,988

		12,287,658

Office Equipment — 1.2%
Steelcase, Inc. (Class A Stock)	511,500	5,820,870

Oil, Gas & Consumable Fuels — 7.2%
Chesapeake Energy Corp.	109,500	3,670,440
Helix Energy Solutions Group, Inc.*	182,700	3,142,440
Newfield Exploration Co.*	126,500	9,615,265
ONEOK, Inc.	65,500	4,380,640
QEP Resources, Inc.(a)	118,800	4,816,152
SEACOR Holdings, Inc.	49,500	4,576,770
Whiting Petroleum Corp.*	72,000	5,288,400

		35,490,107

Pharmaceuticals — 0.6%
Cephalon, Inc.*(a)	40,100	3,038,778

Printing & Publishing — 1.9%
RR Donnelley & Sons Co.	497,568	9,413,987

Real Estate Investment Trusts — 5.8%
Boston Properties, Inc.	43,200	4,097,520
Duke Realty Corp.	707,938	9,918,211
Entertainment Properties Trust	56,000	2,621,920
Health Care REIT, Inc.	93,185	4,886,622
Simon Property Group, Inc.	65,586	7,028,196

		28,552,469

Restaurants — 1.9%
Darden Restaurants, Inc.	186,300	9,152,919

Retail & Merchandising — 2.3%
Family Dollar Stores, Inc.	43,500	2,232,420
Ruddick Corp.	134,100	5,174,919
TJX Cos., Inc. (The)	76,400	3,799,372

		11,206,711

Semiconductors — 1.9%
International Rectifier Corp.*	132,800	4,390,368
Xilinx, Inc.	148,100	4,857,680

		9,248,048

Telecommunication Services — 0.9%
Harris Corp.	91,700	4,548,320

Telecommunications — 2.0%
American Tower Corp. (Class A Stock)*	102,800	5,327,096
Comtech Telecommunications Corp.	168,900	4,590,702

		9,917,798

Transportation — 3.1%
CSX Corp.	55,200	4,338,720
GATX Corp.	84,800	3,278,368
Werner Enterprises, Inc.(a)	284,000	7,517,480

		15,134,568

Utilities — 2.8%
PG&E Corp.	102,100	4,510,778
Pinnacle West Capital Corp.	215,100	9,204,129

		13,714,907

TOTAL LONG-TERM INVESTMENTS (cost $354,080,430)		467,741,842

SHORT-TERM INVESTMENT — 19.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $93,778,325; includes $67,955,496 of cash collateral for securities on loan)(b)(w)	93,778,325	93,778,325

TOTAL INVESTMENTS — 114.2% (cost $447,858,755)		561,520,167

Liabilities in excess of other assets — (14.2)%		(69,937,577)

NET ASSETS — 100.0%		$491,582,590

The following abbreviation was used in the Portfolio description:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,630,814; cash collateral of $67,955,496 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$467,741,842	$—	$—
Affiliated Money Market Mutual Fund	93,778,325	—	—

Total	$561,520,167	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CERTIFICATES OF DEPOSIT — 14.4%
Bank of Nova Scotia	0.323	%(c)	07/06/11	$32,500	$32,502,228
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.33%		04/21/11	36,000	36,000,199
Barclays Bank PLC	0.33%		08/08/11	33,000	33,000,000
BNP Paribas	0.36%		04/12/11	5,000	5,000,000
BNP Paribas	0.424	%(c)	10/20/11	19,000	19,000,000
BNP Paribas NY	0.464	%(c)	09/21/11	18,000	18,000,000
Credit Agricole CIB NY	0.34%		05/02/11	34,000	34,000,000
Credit Agricole CIB NY	0.34%		05/16/11	16,000	16,000,000
Deutsche Bank Financial PLC NY	0.31%		05/13/11	100,000	100,000,000
Nordea Bank AB	0.30%		04/13/11	22,000	22,000,000
Nordea Bank Finland PLC	0.30%		04/14/11	21,000	21,000,000
Norinchukin Bank NY	0.34%		04/04/11	14,000	14,000,000
Rabobank Nederland NV/NY	0.346	%(c)	09/13/11	5,000	5,000,000
Royal Bank of Canada NY	0.306	%(c)	02/14/12	30,000	30,000,000
Societe Generale	0.37%		05/09/11	22,000	22,000,000
Societe Generale	0.37%		06/14/11	2,500	2,500,000
Sumitomo Mitsui Banking Corp. NY	0.26%		04/06/11	10,000	10,000,000
Sumitomo Mitsui Banking Corp. NY	0.31%		04/14/11	28,000	28,000,000
Svenska Handelsbanken AB	0.28%		04/21/11	13,000	13,000,000
Toronto-Dominion Bank NY	0.318	%(c)	10/28/11	26,000	26,000,000

					487,002,427

COMMERCIAL PAPER — 41.5%
ABN Amro Funding USA LLC, 144A(n)	0.30%		05/10/11	14,000	13,995,450
ABN Amro Funding USA LLC, 144A(n)	0.31%		05/03/11	19,000	18,994,764
Archer Daniels Midland Co., 144A(n)	0.28%		04/28/11	5,600	5,598,824
AXA Financial, Inc., 144A(n)	0.35%		04/28/11	13,000	12,996,588
Bank of America, 144A(n)	0.21%		04/11/11	19,000	18,998,892
BG Energy Finance, Inc., 144A(n)	0.30%		04/15/11	21,300	21,297,515
BPCE SA, 144A(n)	0.24%		04/18/11	23,000	22,997,393
BPCE SA, 144A(n)	0.245%		04/05/11	15,000	14,999,592
Citigroup Funding, Inc.(n)	0.23%		04/11/11	28,000	27,998,211
Danske Corp., 144A(n)	0.32%		04/14/11	32,000	31,996,302
DNB NOR Bank ASA, 144A	0.364	%(c)	04/21/11	7,000	7,000,120
DNB NOR Bank ASA, 144A	0.368	%(c)	08/29/11	26,000	26,000,000
Ebay, Inc., 144A(n)	0.18%		04/13/11	35,000	34,997,900
Electricite de France, 144A(n)	0.25%		04/07/11	7,000	6,999,708
Electricite de France, 144A(n)	0.29%		04/21/11	71,000	70,988,561
European Investment Bank(n)	0.25%		06/22/11	28,000	27,984,056
European Investment Bank(n)	0.25%		06/24/11	76,000	75,955,667
GDF Suez, 144A(n)	0.23%		04/11/11	5,500	5,499,649
GDF Suez, 144A(n)	0.30%		04/14/11	20,000	19,997,833
General Electric Capital Corp.(n)	0.24%		04/25/11	74,500	74,488,080
HSBC USA, Inc.(n)	0.24%		04/11/11	30,000	29,998,000
International Finance Corp.(n)	0.18%		04/06/11	3,000	2,999,925
Mizuho Funding LLC, 144A(n)	0.25%		04/05/11	6,000	5,999,833
Mizuho Funding LLC, 144A(n)	0.305%		04/20/11	22,000	21,996,459
Nestle Finance International Ltd., 144A(n)	0.18%		04/06/11	6,638	6,637,834
Nordea North America, Inc.(n)	0.30%		05/25/11	6,000	5,997,300
Novartis Securities Investment Ltd., 144A(n)	0.20%		04/11/11	40,000	39,997,778
Novartis Securities Investment Ltd., 144A(n)	0.21%		04/11/11	55,000	54,996,792
Old Line Funding LLC,144A(n)	0.23%		04/14/11	32,000	31,997,342
Old Line Funding LLC,144A(n)	0.25%		06/07/11	1,000	999,535
Old Line Funding LLC,144A(n)	0.25%		06/08/11	12,000	11,994,333
Old Line Funding LLC,144A(n)	0.25%		07/01/11	7,000	6,995,576
Old Line Funding LLC,144A(n)	0.26%		06/01/11	10,000	9,995,594
Old Line Funding LLC,144A(n)	0.26%		06/02/11	2,000	1,999,104
Old Line Funding LLC,144A(n)	0.26%		06/03/11	9,000	8,995,905
Old Line Funding LLC,144A(n)	0.27%		04/18/11	2,000	1,999,745
Old Line Funding LLC,144A(n)	0.27%		05/03/11	12,029	12,026,113

Old Line Funding LLC,144A(n)	0.27%		05/05/11	4,000	3,998,980
Old Line Funding LLC,144A(n)	0.27%		05/11/11	11,000	10,996,700
Philip Morris International, Inc., 144A(n)	0.18%		04/04/11	38,000	37,999,430
Procter & Gamble Co. (The), 144A(n)	0.20%		04/18/11	61,000	60,994,239
Prudential PLC, 144A(n)	0.37%		06/09/11	11,000	10,992,199
Reckitt Benckiser, 144A(n)	0.27%		05/06/11	14,150	14,146,286
Reckitt Benckiser, 144A(n)	0.34%		05/16/11	7,000	6,997,025
Reckitt Benckiser, 144A(n)	0.34%		05/17/11	10,000	9,995,656
Royal Bank of Scotland, 144A(n)	0.39%		05/05/11	35,000	34,987,108
Sanofi Aventis, 144A(n)	0.24%		06/16/11	20,000	19,989,867
Sanofi Aventis, 144A(n)	0.28%		07/14/11	15,000	14,987,867
Sanofi Aventis, 144A(n)	0.34%		09/13/11	15,000	14,976,625
Skandinaviska Enskilda Banken AB, 144A(n)	0.35%		05/13/11	30,000	29,987,750
Standard Charter Bank, 144A(n)	0.29%		05/31/11	28,000	27,986,467
Standard Charter Bank, 144A(n)	0.31%		05/06/11	4,000	3,998,794
Straight-A Funding LLC, 144A(n)	0.25%		04/01/11	35,000	35,000,000
Straight-A Funding LLC, 144A(n)	0.25%		04/04/11	11,046	11,045,770
Straight-A Funding LLC, 144A(n)	0.25%		04/14/11	17,000	16,998,465
Straight-A Funding LLC, 144A(n)	0.25%		04/18/11	25,000	24,997,049
Straight-A Funding LLC, 144A(n)	0.25%		05/20/11	3,500	3,498,809
Straight-A Funding LLC, 144A(n)	0.25%		06/02/11	6,452	6,449,222
Svenska Handelsbanken AB, 144A(n)	0.28%		07/18/11	18,000	17,984,880
Swedbank AB(n)	0.41%		04/01/11	58,000	58,000,000
Toyota Motor Credit Corp.(n)	0.24%		05/27/11	29,000	28,989,173
Toyota Motor Credit Corp.(n)	0.26%		04/22/11	7,000	6,998,938
Walmart Stores, 144A(n)	0.20%		04/11/11	100,000	99,994,444

					1,408,404,016

CORPORATE OBLIGATIONS — 1.0%
Bank of America NA, Notes	0.348	%(c)	07/27/11	27,000	27,000,000
Hewlett-Packard Co., Sr. Unsec’d. Notes	1.361	%(c)	05/27/11	7,000	7,012,445

					34,012,445

LOAN PARTICIPATIONS(g) — 0.9%
Archer Daniels Midland Co., 144A	0.26%		04/26/11	13,000	13,000,000
Cargill, Inc., 144A	0.32%		04/19/11	18,000	18,000,000

					31,000,000

REPURCHASE AGREEMENTS(m) — 9.9%
Barclays Capital, Inc., 0.11%, dated 03/31/11, due 04/01/11 in the amount of $55,000,168				55,000	55,000,000
Deutsche Bank Financial LLC, 0.12%, dated 03/29/11, due 04/12/11 in the amount of $52,002,427(g)				52,000	52,000,000
Goldman Sachs Group, Inc., 0.16%, dated 03/30/11, due 04/06/11 in the amount of $58,001,804				58,000	58,000,000
HSBC Securities, 0.18%, dated 03/31/11, due 04/01/11 in the amount of $66,618,333				66,618	66,618,000
UBS AG, 0.14%, dated 03/30/11, due 04/06/11 in the amount of $50,001,361				50,000	50,000,000
UBS AG, 0.17%, dated 03/31/11, due 04/07/11 in the amount of $55,001,818				55,000	55,000,000

					336,618,000

TIME DEPOSIT(n) — 1.0%
U.S. Bank National Assoc. (cost $32,000,000)	0.20%		04/01/11	32,000	32,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 16.1%
Federal Farm Credit Bank	0.21	%(c)	12/08/11	5,600	5,598,834
Federal Farm Credit Bank	0.26	%(c)	10/07/11	40,000	40,006,311
Federal Farm Credit Bank	0.304	%(c)	06/22/11	24,000	24,004,377
Federal Home Loan Bank(n)	0.08%		04/08/11	108,000	107,998,320
Federal Home Loan Bank(n)	0.08%		04/15/11	28,000	27,999,129
Federal Home Loan Bank(n)	0.10%		04/13/11	28,000	27,999,067
Federal Home Loan Bank	0.155	%(c)	07/25/11	9,500	9,498,335
Federal Home Loan Bank	0.155	%(c)	08/25/11	37,000	36,990,285

Federal Home Loan Bank	0.159	%(c)	07/20/11	25,000	24,997,700
Federal Home Loan Bank	0.166	%(c)	08/12/11	19,000	18,995,456
Federal Home Loan Bank	0.218	%(c)	09/26/11	21,000	21,001,582
Federal Home Loan Bank	0.24%		10/28/11	25,000	24,994,603
Federal Home Loan Mortgage Corp.	0.181	%(c)	02/02/12	5,916	5,912,980
Federal Home Loan Mortgage Corp.(n)	0.19%		04/01/11	57,530	57,530,000
Federal Home Loan Mortgage Corp.(n)	0.195%		04/01/11	32,000	32,000,000
Federal Home Loan Mortgage Corp.	0.214	%(c)	09/19/11	17,110	17,110,015
Federal Home Loan Mortgage Corp.(n)	0.22%		06/22/11	8,936	8,931,522
Federal Home Loan Mortgage Corp.(n)	0.23%		04/19/11	17,000	16,998,045
Federal National Mortgage Assoc.	0.214	%(c)	09/19/11	15,000	15,000,373
Federal National Mortgage Assoc.	1.00%		11/23/11	22,000	22,099,945

					545,666,879

U.S. TREASURY OBLIGATIONS(n) — 12.1%
U.S. Treasury Bills	0.145%		06/02/11-09/22/11	291,000	290,829,440
U.S. Treasury Bills	0.15%		09/22/11	50,000	49,963,750
U.S. Treasury Bills	0.25%		11/17/11	8,000	7,987,222
U.S. Treasury Bills	0.295%		12/15/11	15,000	14,968,287
U.S. Treasury Bills	0.75%		11/30/11	12,000	12,037,712
U.S. Treasury Bills	0.875%		05/31/11-01/31/12	34,500	34,622,421

					410,408,832

OTHER INSTRUMENTS — AGENCY BONDS — 3.1%
General Electric Capital Corp., FDIC Gtd. Notes, MTN	2.25%		03/12/12	13,000	13,232,584
General Electric Capital Corp., FDIC Gtd. Notes, MTN	3.00%		12/09/11	50,000	50,905,680
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	1.625%		07/15/11	20,000	20,079,607
JPMorgan Chase & Co., FDIC Gtd. Notes	1.021	%(c)	12/02/11	3,800	3,819,645
JPMorgan Chase & Co., FDIC Gtd. Notes	3.125%		12/01/11	7,026	7,160,499
Wells Fargo & Co., FDIC Gtd. Notes	1.16	%(c)	12/09/11	11,000	11,068,479

					106,266,494

TOTAL INVESTMENTS—100.0%
(cost $3,391,379,093)					3,391,379,093

Other assets in excess of liabilities					466,171

NET ASSETS — 100.0%					$3,391,845,264

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(g)	Indicates a security or securities that have been deemed illiquid.

(m)	Repurchase agreements are collateralized by federal agency obligations or corporate obligations.

(n)	Rates shown are the effective yields at purchase date.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Certificates of Deposit	$—	$487,002,427	$—
Commercial Paper	—	1,408,404,016	—
Corporate Obligations	—	34,012,445	—
Loan Participations	—	31,000,000	—
Repurchase Agreements	—	336,618,000	—
Time Deposit	—	32,000,000	—
U.S. Government Agency/Supra National Obligations	—	545,666,879	—
U.S. Treasury Obligations	—	410,408,832	—
Other Instruments — Agency Bonds	—	106,266,494	—

Total	$—	$3,391,379,093	$—

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Advertising — 0.7%
Focus Media Holding Ltd., ADR (Cayman Islands)*(a)	175,000	$5,367,250

Aerospace — 1.4%
BE Aerospace, Inc.*	155,000	5,507,150
HEICO Corp.(a)	87,500	5,470,500

		10,977,650

Automotive Parts — 1.0%
BorgWarner, Inc.*(a)	95,500	7,610,395

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	148,000	14,604,640
Illumina, Inc.*(a)	70,000	4,904,900

		19,509,540

Chemicals — 1.3%
Airgas, Inc.	97,500	6,475,950
Sigma-Aldrich Corp.(a)	61,000	3,882,040

		10,357,990

Clothing & Apparel — 0.7%
Coach, Inc.	100,000	5,204,000

Commercial Services — 2.2%
HMS Holdings Corp.*	117,500	9,617,375
Verisk Analytics, Inc. (Class A Stock)*	215,000	7,043,400

		16,660,775

Computer Hardware — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	111,000	9,035,400

Computer Services & Software — 6.9%
Cerner Corp.*(a)	86,000	9,563,200
Informatica Corp.*	230,000	12,012,900
MICROS Systems, Inc.*	125,500	6,203,465
NetApp, Inc.*	113,500	5,468,430
QLIK Technologies, Inc.*	220,000	5,720,000
Quality Systems, Inc.(a)	65,000	5,417,100
RealD, Inc.*(a)	105,000	2,872,800
salesforce.com, Inc.*	46,500	6,211,470

		53,469,365

Consumer Products & Services — 0.9%
Church & Dwight Co., Inc.	88,000	6,981,920

Distribution/Wholesale — 0.8%
WESCO International, Inc.*(a)	95,000	5,937,500

Diversified Financial Services — 0.7%
Stifel Financial Corp.*(a)	75,000	5,384,250

Diversified Machinery — 0.8%
Flowserve Corp.	45,000	5,796,000

Electronic Components — 2.5%
AMETEK, Inc.	220,750	9,684,303
Universal Display Corp.*	86,800	4,777,472
Waters Corp.*	55,000	4,779,500

		19,241,275

Electronics — 5.9%
Amphenol Corp. (Class A Stock)	121,500	6,608,385
Gentex Corp.	240,000	7,260,000
National Instruments Corp.	297,750	9,757,268
Sensata Technologies Holding NV (Netherlands)*	285,000	9,898,050
Trimble Navigation Ltd.*	241,500	12,205,410

		45,729,113

Financial — Bank & Trust — 1.1%
IntercontinentalExchange, Inc.*	69,000	8,524,260

Financial Services — 1.2%
Affiliated Managers Group, Inc.*	82,000	8,968,340

Food — 0.7%
Whole Foods Market, Inc.(a)	85,000	5,601,500

Healthcare Products — 2.0%
Edwards Lifesciences Corp.*	112,500	9,787,500
NxStage Medical, Inc.*	245,000	5,385,100

		15,172,600

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc.*	11,000	2,996,070
Hyatt Hotels Corp. (Class A Stock)*	155,000	6,671,200
Royal Caribbean Cruises Ltd. (Liberia)*(a)	125,000	5,157,500

		14,824,770

Industrial Products — 3.6%
Fastenal Co.(a)	163,000	10,567,290
Precision Castparts Corp.	52,000	7,653,360
Roper Industries, Inc.	110,000	9,510,600

		27,731,250

Internet Services — 1.5%
F5 Networks, Inc.*	35,100	3,600,207
Rackspace Hosting, Inc.*(a)	116,000	4,970,600
Sapient Corp.*	270,000	3,091,500

		11,662,307

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	19,300	904,012

Machinery — 1.0%
Cummins, Inc.	68,500	7,508,970

Manufacturing — 3.5%
Danaher Corp.	153,000	7,940,700
Donaldson Co., Inc.	115,000	7,048,350
Pall Corp.	122,500	7,057,225
Polypore International, Inc.*(a)	85,000	4,894,300

		26,940,575

Media — 1.6%
Discovery Communications, Inc. (Class A Stock)*(a)	142,500	5,685,750
Scripps Networks Interactive, Inc. (Class A Stock)	135,000	6,762,150

		12,447,900

Medical Supplies & Equipment — 1.7%
Intuitive Surgical, Inc.*(a)	21,000	7,002,660
Volcano Corp.*	240,000	6,144,000

		13,146,660

Metals & Mining — 0.8%
Cliffs Natural Resources, Inc.	61,500	6,044,220

Oil, Gas & Consumable Fuels — 8.3%
Cabot Oil & Gas Corp.	70,000	3,707,900
Cameron International Corp.*(a)	90,000	5,139,000
CARBO Ceramics, Inc.(a)	88,000	12,418,560
Concho Resources, Inc.*	140,000	15,022,000
Core Laboratories NV (Netherlands)(a)	94,000	9,603,980
Oil States International, Inc.*(a)	102,500	7,804,350
Whiting Petroleum Corp.*	143,000	10,503,350

		64,199,140

Pharmaceuticals — 6.0%
BioMarin Pharmaceutical, Inc.*(a)	125,000	3,141,250
Catalyst Health Solutions, Inc.*(a)	92,500	5,173,525
Express Scripts, Inc.*	135,000	7,507,350
Mead Johnson Nutrition Co.	126,000	7,299,180
Medicis Pharmaceutical Corp. (Class A Stock)	122,500	3,924,900
Perrigo Co.	100,500	7,991,760
Salix Pharmaceuticals Ltd.*	116,500	4,080,995
Watson Pharmaceuticals, Inc.*	135,000	7,561,350

		46,680,310

Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	90,500	9,026,470

Retail & Merchandising — 8.3%
Bed Bath & Beyond, Inc.*	133,000	6,419,910
Dick’s Sporting Goods, Inc.*	198,000	7,916,040
Dollar Tree, Inc.*	180,000	9,993,600
Nordstrom, Inc.(a)	153,000	6,866,640
O’Reilly Automotive, Inc.*(a)	125,000	7,182,500
Phillips-Van Heusen Corp.	92,000	5,982,760
Ross Stores, Inc.	132,500	9,423,400
Tractor Supply Co.	65,500	3,920,830
Williams-Sonoma, Inc.(a)	158,500	6,419,250

		64,124,930

Semiconductors — 6.0%
Analog Devices, Inc.(a)	154,500	6,084,210
Avago Technologies Ltd. (Singapore)	310,000	9,641,000
Microchip Technology, Inc.(a)	210,000	7,982,100
NXP Semiconductors NV (Netherlands)*	82,500	2,472,112
Rovi Corp.*	211,000	11,320,150
Varian Semiconductor Equipment Associates, Inc.*	180,000	8,760,600

		46,260,172

Software — 6.1%
ANSYS, Inc.*(a)	172,500	9,347,775
Ariba, Inc.*	107,500	3,670,050
BMC Software, Inc.*	80,000	3,979,200
Check Point Software Technologies Ltd. (Israel)*(a)	135,000	6,891,750
Citrix Systems, Inc.*	100,500	7,382,730
MSCI, Inc. (Class A Stock)*	205,000	7,548,100
Red Hat, Inc.*	82,500	3,744,675
Solera Holdings, Inc.	90,000	4,599,000

		47,163,280

Specialty Retail — 0.8%
MSC Industrial Direct Co., Inc. (Class A Stock)	85,000	5,819,950

Telecommunications — 6.1%
Acme Packet, Inc.*	77,500	5,499,400
American Tower Corp. (Class A Stock)*	116,500	6,037,030
Juniper Networks, Inc.*	133,500	5,617,680
NII Holdings, Inc.*	210,000	8,750,700
SBA Communications Corp. (Class A Stock)*(a)	268,000	10,634,240
VeriFone Systems, Inc.*(a)	195,000	10,715,250

		47,254,300

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	102,500	7,598,325
J.B. Hunt Transport Services, Inc.	185,000	8,402,700

		16,001,025

Waste Management — 1.8%
Stericycle, Inc.*(a)	160,000	14,187,200

TOTAL LONG-TERM INVESTMENTS (cost $509,132,458)		747,456,564

SHORT-TERM INVESTMENT — 20.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $155,854,247; includes $136,217,952 of cash collateral for securities on loan)(b)(w)	155,854,247	155,854,247

TOTAL INVESTMENTS — 117.1% (cost $664,986,705)		903,310,811

Liabilities in excess of other assets — (17.1)%		(131,915,917)

NET ASSETS — 100.0%		$771,394,894

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,363,647; cash collateral of $136,217,952 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$747,456,564	$—	$—
Affiliated Money Market Mutual Fund	155,854,247	—	—

Total	$903,310,811	$—	$—

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.3%

COMMON STOCKS

Aerospace — 4.1%
Aerovironment, Inc.*(a)	69,700	$2,437,409
HEICO Corp.(a)	75,300	4,707,756

		7,145,165

Banks — 1.1%
Texas Capital Bancshares, Inc.*(a)	71,300	1,853,087

Chemicals — 1.0%
Ferro Corp.*	104,800	1,738,632

Clothing & Apparel — 2.1%
Deckers Outdoor Corp.*	23,700	2,041,755
Warnaco Group, Inc. (The)*	28,200	1,612,758

		3,654,513

Commercial Services — 7.9%
HMS Holdings Corp.*	38,800	3,175,780
Kelly Services, Inc. (Class A Stock)*	111,700	2,425,007
Kenexa Corp.*	32,800	904,952
SFN Group, Inc.*	156,900	2,210,721
Steiner Leisure Ltd. (Bahamas)*	59,600	2,757,096
Team, Inc.*	85,800	2,253,108

		13,726,664

Computer Hardware — 1.1%
Riverbed Technology, Inc.*	49,900	1,878,735

Computer Services & Software — 3.9%
Fortinet, Inc.*(a)	40,100	1,764,400
LivePerson, Inc.*	170,004	2,148,851
SS&C Technologies Holdings, Inc.*(a)	7,486	152,864
TIBCO Software, Inc.*	98,400	2,681,400

		6,747,515

Consumer Products & Services — 0.9%
DTS, Inc.*	34,400	1,604,072

Diversified Financial Services — 1.5%
Portfolio Recovery Associates, Inc.*	30,400	2,587,952

Food — 3.0%
Diamond Foods, Inc.(a)	35,400	1,975,320
Fresh Market, Inc. (The)*(a)	42,300	1,596,402
TreeHouse Foods, Inc.*	27,700	1,575,299

		5,147,021

Healthcare Products — 5.3%
Cyberonics, Inc.*	70,000	2,226,700
Sirona Dental Systems, Inc.*	37,700	1,891,032
Volcano Corp.*	86,500	2,214,400
Zoll Medical Corp.*	63,900	2,863,359

		9,195,491

Healthcare Services — 3.6%
Air Methods Corp.*	43,800	2,945,550
IPC The Hospitalist Co., Inc.*	72,600	3,296,766

		6,242,316

Hotels & Motels — 1.4%
Gaylord Entertainment Co.*(a)	72,000	2,496,960

Internet Services — 6.5%
IntraLinks Holdings, Inc.*	25,000	668,500
Keynote Systems, Inc.	127,700	2,368,835
Rackspace Hosting, Inc.*(a)	59,500	2,549,575
ReachLocal, Inc.*(a)	137,200	2,744,000
Shutterfly, Inc.*	40,000	2,094,400
Web.com Group, Inc.*	60,000	875,400

		11,300,710

Lodging — 1.3%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	176,000	2,177,120

Media — 1.0%
Sinclair Broadcast Group, Inc. (Class A Stock)	145,000	1,818,300

Metals & Mining — 2.8%
Globe Specialty Metals, Inc.	107,900	2,455,804
Worthington Industries, Inc.	119,000	2,489,480

		4,945,284

Miscellaneous Manufacturing — 2.7%
Actuant Corp. (Class A Stock)(a)	60,400	1,751,600
Polypore International, Inc.*(a)	50,000	2,879,000

		4,630,600

Oil & Gas — 6.6%
Brigham Exploration Co.*	51,000	1,896,180
Clayton Williams Energy, Inc.*	13,900	1,469,230
Magnum Hunter Resources Corp.*(a)	235,000	2,013,950
Rosetta Resources, Inc.*	63,300	3,009,282
Superior Energy Services, Inc.*(a)	74,100	3,038,100

		11,426,742

Pharmaceuticals — 5.2%
Alexion Pharmaceuticals, Inc.*	19,200	1,894,656
Medicis Pharmaceutical Corp. (Class A Stock)	47,000	1,505,880
Neogen Corp*	46,300	1,915,894
SXC Health Solutions Corp. (Canada)*	69,200	3,792,160

		9,108,590

Real Estate — 1.2%
HFF, Inc. (Class A Stock)*	133,905	2,013,931

Restaurants — 1.0%
Texas Roadhouse, Inc.	102,200	1,736,378

Retail & Merchandising — 8.6%
First Cash Financial Services, Inc.*	52,600	2,030,360
Hibbett Sports, Inc.*(a)	76,400	2,735,884
MSC Industrial Direct Co., Inc. (Class A Stock)	25,700	1,759,679
Panera Bread Co. (Class A Stock)*	16,500	2,095,500
Pricesmart, Inc.	41,700	1,527,888
Tractor Supply Co.	53,200	3,184,552
Vitamin Shoppe, Inc.*(a)	49,800	1,684,734

		15,018,597

Semiconductors — 4.4%
Cavium Networks, Inc.*	71,000	3,190,030
Diodes, Inc.*	65,000	2,213,900
Hittite Microwave Corp.*	34,300	2,187,311

		7,591,241

Software — 6.8%
RADWARE Ltd. (Israel)*	57,700	2,044,888
Taleo Corp. (Class A Stock)*	68,600	2,445,590
Ultimate Software Group, Inc.*	87,406	5,135,102
VeriFone Holdings, Inc.*	39,900	2,192,505

		11,818,085

Telecommunications — 5.2%
Acme Packet, Inc.*	20,000	1,419,200
Aruba Networks, Inc.*(a)	83,100	2,812,104
Harmonic, Inc.*	204,600	1,919,148
SAVVIS, Inc.*	78,600	2,915,274

		9,065,726

Transportation — 3.1%
HUB Group, Inc. (Class A Stock)*	67,100	2,428,349
Old Dominion Freight Line, Inc.*	82,100	2,880,889

		5,309,238

TOTAL LONG-TERM INVESTMENTS (cost $127,004,857)		161,978,665

SHORT-TERM INVESTMENT — 23.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $40,881,793; includes $29,821,333 of cash collateral for securities on loan)(b)(w)	40,881,793	40,881,793

TOTAL INVESTMENTS — 116.9% (cost $167,886,650)		202,860,458

Liabilities in excess of other assets — (16.9)%		(29,288,338)

NET ASSETS — 100.0%		$173,572,120

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,805,652; cash collateral of $29,821,333 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$161,978,665	$—	$—
Affiliated Money Market Mutual Fund	40,881,793	—	—

Total	$202,860,458	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS

Aerospace & Defense — 2.5%
Embraer SA, ADR (Brazil)	65,450	$2,205,665
ITT Corp.	60,100	3,609,005
L-3 Communications Holdings, Inc.	57,900	4,534,149
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	102,400	2,628,608
Teledyne Technologies, Inc.*	32,200	1,665,062

		14,642,489

Agriculture — 1.2%
Archer-Daniels-Midland Co.	140,800	5,070,208
Bunge Ltd. (Bermuda)	27,800	2,010,774

		7,080,982

Auto Parts & Related — 2.8%
Autoliv, Inc. (Sweden)(a)	77,822	5,776,727
Lear Corp.	62,200	3,039,714
TRW Automotive Holdings Corp.*	79,000	4,351,320
WABCO Holdings, Inc.*	54,475	3,357,839

		16,525,600

Automobiles — 0.2%
Harley-Davidson, Inc.	28,750	1,221,588

Beverages — 0.7%
Coca-Cola Enterprises, Inc.	87,200	2,380,560
Dr. Pepper Snapple Group, Inc.	54,100	2,010,356

		4,390,916

Biotechnology — 0.7%
Biogen Idec, Inc.*	53,100	3,897,009

Chemicals — 3.7%
Ashland, Inc.	66,700	3,852,592
Eastman Chemical Co.	61,800	6,137,976
Lubrizol Corp. (The)	40,800	5,465,568
NewMarket Corp.	41,200	6,518,664

		21,974,800

Commercial Banks — 5.3%
Banco Latinoamericano de Comercio Exterior SA (Panama)	97,500	1,702,350
Comerica, Inc.(a)	23,200	851,904
CVB Financial Corp.(a)	144,200	1,342,502
Fifth Third Bancorp	385,257	5,347,367
First Horizon National Corp.	130,886	1,467,232
FNB Corp.	106,600	1,123,564
International Bancshares Corp.	150,600	2,762,004
KeyCorp	451,450	4,008,876
PNC Financial Services Group, Inc.	22,600	1,423,574
Regions Financial Corp.	601,100	4,363,986
SunTrust Banks, Inc.	111,400	3,212,776
Synovus Financial Corp.(a)	421,800	1,012,320
Zions Bancorporation(a)	122,300	2,820,238

		31,438,693

Commercial Services & Supplies — 2.7%
Convergys Corp.*(a)	194,000	2,785,840
Lender Processing Services, Inc.	120,000	3,862,800
Moody’s Corp.(a)	159,400	5,405,254
Pre-Paid Legal Services, Inc.*(a)	26,773	1,767,018
RR Donnelley & Sons Co.	129,000	2,440,680

		16,261,592

Computer Hardware — 1.4%
Lexmark International, Inc. (Class A Stock)*	72,400	2,681,696
Seagate Technology PLC (Ireland)*	186,600	2,687,040
Western Digital Corp.*	73,800	2,752,002

		8,120,738

Computer Services & Software — 1.0%
Computer Sciences Corp.	73,800	3,596,274
NCR Corp.*	115,600	2,177,904

		5,774,178

Construction — 1.7%
KB Home(a)	150,700	1,874,708
Masco Corp.(a)	163,100	2,270,352
NVR, Inc.*	1,300	982,800
Owens Corning*	131,400	4,729,086

		9,856,946

Construction & Engineering — 2.1%
Chicago Bridge & Iron Co. NV (Netherlands)	93,350	3,795,611
KBR, Inc.	81,400	3,074,478
McDermott International, Inc. (Panama)*	119,300	3,029,027
Tutor Perini Corp.	105,400	2,567,544

		12,466,660

Consumer Products & Services — 1.4%
Blyth, Inc.	29,950	973,076
Whirlpool Corp.(a)	84,800	7,238,528

		8,211,604

Containers & Packaging — 1.8%
Boise, Inc.(a)	199,300	1,825,588
Domtar Corp.	28,600	2,624,908
Rock-Tenn Co. (Class A Stock)(a)	31,504	2,184,802
Sonoco Products Co.	52,000	1,883,960
Temple-Inland, Inc.	91,500	2,141,100

		10,660,358

Diversified Financial Services — 0.5%
GFI Group, Inc.	260,400	1,307,208
Nelnet, Inc. (Class A Stock)	84,400	1,842,452

		3,149,660

Electric — 3.2%
Entergy Corp.	13,000	873,730
GenOn Energy, Inc.*	505,480	1,925,879
MDU Resources Group, Inc.	31,100	714,367
NV Energy, Inc.	214,100	3,187,949
OGE Energy Corp.	21,900	1,107,264
Pinnacle West Capital Corp.	80,400	3,440,316
Portland General Electric Co.	179,300	4,261,961
Public Service Enterprise Group, Inc.	111,600	3,516,516

		19,027,982

Electronic Components & Equipment — 1.6%
Avnet, Inc.*	122,650	4,181,138
Benchmark Electronics, Inc.*	75,600	1,434,132
Energizer Holdings, Inc.*(a)	33,100	2,355,396
General Cable Corp.*(a)	36,100	1,563,130

		9,533,796

Electronic Equipment & Instruments — 1.1%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,740,209
TE Connectivity Ltd. (Switzerland)	116,500	4,056,530

		6,796,739

Financial Services — 2.3%
Ameriprise Financial, Inc.	95,800	5,851,464
BankUnited, Inc.	7,000	200,970
Capital One Financial Corp.	42,400	2,203,104
Invesco Ltd. (Bermuda)	156,250	3,993,750
State Street Corp.	34,000	1,527,960

		13,777,248

Food & Staples Retailing — 0.9%
Safeway, Inc.(a)	166,100	3,909,994
SUPERVALU, Inc.(a)	130,200	1,162,686

		5,072,680

Foods — 2.1%
Cal-Maine Foods, Inc.(a)	47,900	1,413,050
Chiquita Brands International, Inc.*(a)	114,386	1,754,681
ConAgra Foods, Inc.	155,100	3,683,625
Dean Foods Co.*	142,000	1,420,000
Fresh Del Monte Produce, Inc. (Cayman Islands)	69,600	1,817,256
J.M. Smucker Co. (The)	7,700	549,703
Kroger Co. (The)	74,700	1,790,559

		12,428,874

Healthcare Equipment & Supplies — 1.1%
Kinetic Concepts, Inc.*(a)	49,100	2,672,022
Zimmer Holdings, Inc.*	62,900	3,807,337

		6,479,359

Healthcare Services — 4.2%
Aetna, Inc.	194,200	7,268,906
CIGNA Corp.	70,950	3,141,666
Coventry Health Care, Inc.*	197,775	6,307,045
Humana, Inc.*	35,701	2,496,928
ICON PLC, ADR (Ireland)*	35,400	764,286
LifePoint Hospitals, Inc.*	43,800	1,759,884
MEDNAX, Inc.*	46,500	3,097,365

		24,836,080

Household Durables — 0.4%
Newell Rubbermaid, Inc.	123,600	2,364,468

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)(a)	65,600	3,169,136

Insurance — 10.9%
Aflac, Inc.	36,700	1,937,026
Allstate Corp. (The)	81,800	2,599,604
American Financial Group, Inc.	119,100	4,170,882
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	2,298,504
Assurant, Inc.	81,478	3,137,718
Chubb Corp. (The)	78,600	4,818,966
Delphi Financial Group, Inc. (Class A Stock)	103,100	3,166,201
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	2,455,646
Hartford Financial Services Group, Inc. (The)	142,200	3,829,446
Lincoln National Corp.	198,800	5,971,952
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,685,840
PartnerRe Ltd. (Bermuda)	68,100	5,396,244
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,641,679
Principal Financial Group, Inc.(a)	115,100	3,695,861
StanCorp Financial Group, Inc.	128,600	5,931,032
Unum Group	127,800	3,354,750
Validus Holdings Ltd. (Bermuda)	73,730	2,457,421
W.R. Berkley Corp.	86,000	2,770,060
XL Group PLC (Ireland)	82,000	2,017,200

		64,336,032

Machinery & Equipment — 1.8%
AGCO Corp.*	39,300	2,160,321
Albany International Corp. (Class A Stock)	8,600	214,140
Bucyrus International, Inc.	5,900	539,555
Crane Co.	71,000	3,438,530
Ensco PLC, ADR (United Kingdom)	28,800	1,665,792
Terex Corp.*(a)	77,100	2,855,784

		10,874,122

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)(a)	26,000	899,860
DISH Network Corp. (Class A Stock)*	92,500	2,253,300
Gannett Co., Inc.	168,300	2,563,209
McGraw-Hill Cos., Inc. (The)	99,750	3,930,150
Scholastic Corp.(a)	35,500	959,920

		10,606,439

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	32,800	3,223,584
Teck Resources Ltd. (Class B Stock) (Canada)(a)	66,100	3,504,622
Timken Co.	98,700	5,162,010
United States Steel Corp.	17,000	916,980

		12,807,196

Office Equipment & Supplies — 0.3%
Xerox Corp.	151,800	1,616,670

Oil & Gas — 3.6%
Chesapeake Energy Corp.	91,100	3,053,672
Complete Production Services, Inc.*	109,600	3,486,376
Denbury Resources, Inc.*(a)	146,150	3,566,060
National Oilwell Varco, Inc.	34,550	2,738,778
Oceaneering International, Inc.*	24,050	2,151,273
Southwestern Energy Co.*	37,800	1,624,266
USEC, Inc.*(a)	234,900	1,033,560
Whiting Petroleum Corp.*	48,900	3,591,705

		21,245,690

Oil & Gas Refining/Marketing — 0.3%
World Fuel Services Corp.	43,800	1,778,718

Oil, Gas & Consumable Fuels — 6.8%
Atwood Oceanics, Inc.*(a)	85,100	3,951,193
Cal Dive International, Inc.*	201,667	1,407,636
Hess Corp.	66,700	5,683,507
Murphy Oil Corp.	52,500	3,854,550
Newfield Exploration Co.*	45,100	3,428,051
Noble Corp. (Switzerland)(a)	83,500	3,809,270
Noble Energy, Inc.	29,304	2,832,231
Questar Corp.	106,100	1,851,445
SEACOR Holdings, Inc.	18,400	1,701,264
Southern Union Co.	54,300	1,554,066
Valero Energy Corp.	263,200	7,848,624
W&T Offshore, Inc.(a)	104,000	2,370,160

		40,291,997

Pharmaceuticals — 3.3%
AmerisourceBergen Corp.	95,100	3,762,156
Cephalon, Inc.*(a)	51,300	3,887,514
Endo Pharmaceuticals Holdings, Inc.*	72,500	2,766,600
Forest Laboratories, Inc.*	55,100	1,779,730
Medicines Co. (The)*	84,000	1,368,360
Mylan, Inc.*	50,100	1,135,767
Par Pharmaceutical Cos., Inc.*	62,100	1,930,068
Shire PLC, ADR (United Kingdom)	35,700	3,109,470

		19,739,665

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,819,179

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities, Inc.(a)	12,800	998,016
Annaly Capital Management, Inc.	256,500	4,475,925
Boston Properties, Inc.(a)	17,100	1,621,935
Brandywine Realty Trust	286,100	3,473,254
CBL & Associates Properties, Inc.(a)	202,500	3,527,550
CommonWealth REIT	143,800	3,734,486
Hospitality Properties Trust	142,300	3,294,245
Lexington Realty Trust(a)	325,200	3,040,620
Macerich Co. (The)	39,161	1,939,644
Vornado Realty Trust	23,361	2,044,088
Walter Investment Management Corp.	89,700	1,446,861

		29,596,624

Restaurants — 0.9%
Bob Evans Farms, Inc.	52,200	1,701,720
Brinker International, Inc.	148,000	3,744,400

		5,446,120

Retail & Merchandising — 5.0%
Aeropostale, Inc.*	84,000	2,042,880
Chico’s FAS, Inc.	148,400	2,211,160
Dillard’s, Inc. (Class A Stock)	127,300	5,107,276
Foot Locker, Inc.	94,200	1,857,624
Gap, Inc. (The)	183,900	4,167,174
J.C. Penney Co., Inc.	78,800	2,829,708
Limited Brands, Inc.	75,200	2,472,576
Macy’s, Inc.	130,800	3,173,208
Nu Skin Enterprises, Inc. (Class A Stock)	59,500	1,710,625
RadioShack Corp.	107,700	1,616,577
Stage Stores, Inc.	115,400	2,217,988

		29,406,796

Semiconductors — 2.0%
Fairchild Semiconductor International, Inc.*	320,200	5,827,640
GT Solar International, Inc.*	98,500	1,050,010
Lam Research Corp.*	31,800	1,801,788
Micron Technology, Inc.*	178,600	2,046,756
ON Semiconductor Corp.*	107,900	1,064,973

		11,791,167

Telecommunications — 1.5%
Anixter International, Inc.	44,450	3,106,611
Harris Corp.	75,900	3,764,640
RF Micro Devices, Inc.*	279,900	1,794,159

		8,665,410

Textiles, Apparel & Luxury Goods — 0.4%
Timberland Co. (The) (Class A Stock)*	52,600	2,171,854

Transportation — 0.6%
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	30,200	325,254
Overseas Shipholding Group, Inc.(a)	25,100	806,714
Ryder System, Inc.	27,500	1,391,500
Ship Finance International Ltd. (Bermuda)(a)	50,991	1,057,043
Tidewater, Inc.	4,800	287,280

		3,867,791

Utilities — 4.0%
Alliant Energy Corp.	74,100	2,884,713
American Electric Power Co., Inc.	77,900	2,737,406
CenterPoint Energy, Inc.	138,900	2,439,084
CMS Energy Corp.(a)	355,700	6,985,948
DPL, Inc.	92,050	2,523,090
DTE Energy Co.	82,400	4,034,304
Edison International	56,520	2,068,067

		23,672,612

TOTAL LONG-TERM INVESTMENTS (cost $459,594,225)		578,894,257

SHORT-TERM INVESTMENT — 14.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $85,927,328; includes $74,249,791 of cash collateral for securities on loan)(b)(w)	85,927,328	85,927,328

TOTAL INVESTMENTS — 112.3% (cost $545,521,553)		664,821,585

Liabilities in excess of other assets — (12.3)%		(72,727,661)

NET ASSETS — 100.0%		$592,093,924

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,256,500; cash collateral of $74,249,791 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$578,894,257	$—	$—
Affiliated Money Market Mutual Fund	85,927,328	—	—

Total	$664,821,585	$—	$—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS — 96.6%

Argentina — 0.7%
Banco Macro SA, ADR	18,590	$744,158
BBVA Banco Frances SA, ADR(a)	34,200	375,174
Cresud SACIF y A, ADR	105,701	1,913,188
Grupo Financiero Galicia SA, ADR*(a)	59,130	734,986
IRSA Inversiones y Representaciones SA, ADR	12,880	178,517
MercadoLibre, Inc.	25,100	2,048,913
Petrobras Argentina SA (Class B Stock)(g)	48,072	111,450
Petrobras Argentina SA, ADR	53,844	1,189,414
Telecom Argentina SA, ADR	61,030	1,513,544
Transportadora de Gas del Sur SA, ADR	68,030	313,618

		9,122,962

Botswana — 0.4%
Barclays Bank of Botswana(g)	272,230	241,814
Botswana Insurance Holdings Ltd.(g)	425,050	788,317
First National Bank of Botswana(g)	2,827,716	1,143,290
Letshego Holdings Ltd.(g)	7,821,241	2,215,971
Sechaba Breweries Ltd.(g)	464,634	811,209
Standard Chartered Bank Botswana Ltd.(g)	245,110	317,201

		5,517,802

Brazil — 6.4%
AES Tiete SA (PRFC Shares)	31,800	482,459
All America Latina Logistica SA	122,000	1,005,053
Anhanguera Educacional Participacoes SA	16,600	402,227
Banco Bradesco SA (PRFC Shares)	185,564	3,791,636
Banco do Brasil SA	87,375	1,576,084
Banco do Estado do Rio Grande do Sul	36,000	449,159
Banco Santander Brasil SA	59,200	723,026
BM&FBOVESPA SA	200,399	1,454,524
BR Malls Participacoes SA	34,200	352,547
Bradespar SA (PRFC Shares)	22,400	587,080
BRF — Brasil Foods SA	100,560	1,884,749
CCR SA	35,500	1,036,527
Centrais Eletricas Brasileiras SA (PRFC B Shares)	81,400	1,542,095
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC A Shares)	17,595	718,823
Cia de Bebidas das Americas (PRFC Shares)	131,420	3,656,883
Cia de Saneamento Basico do Estado de Sao Paulo	19,900	574,701
Cia de Saneamento de Minas Gerais-COPASA	18,200	305,442
Cia Energetica de Minas Gerais (PRFC Shares)	83,372	1,587,114
Cia Energetica de Sao Paulo (PRFC B Shares)	34,800	660,766
Cia Hering	18,900	345,089
Cia Paranaense de Energia (PRFC B Shares)	16,900	458,561
Cia Siderurgica Nacional SA	66,200	1,080,593
Cielo SA	152,000	1,290,368
Cosan SA Industria e Comercio	26,500	412,437
CPFL Energia SA	36,600	1,049,365
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,400	344,458
Diagnosticos da America SA	40,400	517,172
Drogasil SA	44,400	350,544
Duratex SA	41,659	438,878
EcoRodovias Infrastructura e Logistica SA	27,100	218,772
EDP — Energias do Brasil SA	13,300	321,778
Eletropaulo Metropolitana SA (PFRC Shares)	21,000	464,980
Embraer SA	147,600	1,220,470
Fibria Celulose SA*	21,512	348,113
Gafisa SA	76,600	482,782
Gerdau SA (PRFC Shares)	74,300	918,823
Gol Linhas Aereas Inteligentes SA (PFRC Shares)*	40,200	540,465
Hypermarcas SA*	74,600	982,391
Investimentos Itau SA (PRFC Shares)	299,755	2,339,068
Itau Unibanco Holding SA (PFRC Shares)	214,472	5,091,682
JBS SA	192,400	691,752
Light SA	16,600	287,334
LLX Logistica SA*	90,200	277,343
Localiza Rent A Car	27,700	441,463
Lojas Americanas SA (PRFC Shares)	88,100	734,954
Lojas Renner SA	20,000	650,966
Lupatech SA*	12,400	106,330
Marcopolo SA (PRFC Shares)	135,000	562,276
Marfrig Alimentos SA	34,840	302,595
Metalurgica Gerdau SA (PRFC Shares)	40,200	598,574
MRV Engenharia e Participacoes SA	35,700	285,574
Multiplan Empreendimentos Imobiliarios SA	13,200	269,635
Natura Cosmeticos SA	35,400	997,180
OGX Petroleo e Gas Participacoes SA*	118,100	1,415,623
PDG Realty SA Empreendimentos e Participacoes	175,200	974,377
Petroleo Brasileiro SA (PRFC Shares)	626,900	10,924,145
Randon Participacoes SA (PRFC Shares)	43,500	297,078
Redecard SA	88,000	1,290,907
Rossi Residencial SA	28,400	238,660
Souza Cruz SA	53,500	557,070
Suzano Papel e Celulose SA (PRFC Shares)	34,125	318,749
Tam SA (PRFC Shares)	15,000	290,509
Tele Norte Leste Participacoes SA (PRFC Shares)	57,700	995,212
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	15,800	378,488

Tim Participacoes SA (PRFC Shares)	156,000	668,851
Totvs SA	28,000	535,081
Tractebel Energia SA	34,900	588,062
Transmissora Alianca de Energia Eletrica SA	12,900	276,544
Ultrapar Participacoes SA (PRFC Shares)	50,400	835,035
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	48,800	589,731
Vale SA (PRFC A Shares)	297,000	8,628,126
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,900	168,317
Vivo Participacoes SA (PRFC Shares)	30,875	1,227,322
Weg SA	51,900	683,459

		80,095,006

Bulgaria — 0.3%
Bulgarian American Credit Bank JSCO*(g)	23,904	146,883
CB First Investment Bank AD*(g)	155,563	379,312
Central Cooperative Bank AD*(g)	87,402	106,399
Chimimport AD*(g)	265,946	688,544
Corporate Commercial Bank AD(g)	3,940	236,588
Industrial Holding Bulgaria PLC*(g)	72,512	59,636
MonBat AD*(g)	48,227	249,478
Olovno Tzinkov Komplex AD*(g)	9,086	77,018
Petrol AD*(g)	90,727	460,193
Sopharma AD Sofia*(g)	197,237	639,568

		3,043,619

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA(g)	43,600	220,442
Administradora de Fondos de Pensiones Provida SA, ADR	5,500	414,150
AES Gener SA	755,000	407,809
Almendral SA(g)	2,494,900	308,174
Antarchile SA	50,200	1,000,532
Banco de Chile	25,271,357	3,465,453
Banco de Credito e Inversiones	19,946	1,252,758
Banco Santander Chile	19,269,250	1,617,705
Banmedica SA	148,000	277,626
Besalco SA	196,700	380,881
CAP SA	26,750	1,293,733
Cencosud SA	323,750	2,321,457
Cia Cervecerias Unidas SA, ADR	9,800	579,180
Cia General de Electricidad SA	119,100	673,234
Cia Sud Americana de Vapores SA*	297,900	222,030
Colbun SA	2,989,750	844,378
CorpBanca SA	54,514,600	832,014
Embotelladora Andina SA (PRFC A Shares)	62,550	259,288
Embotelladora Andina SA, ADR (Class B Stock)(a)	18,950	554,477
Empresa Nacional de Electricidad SA	1,081,100	2,003,108
Empresa Nacional de Telecomunicaciones SA	30,850	508,881
Empresas CMPC SA	41,662	2,019,209
Empresas COPEC SA	177,050	3,113,582
Empresas La Polar SA	87,450	466,498
Enersis SA	3,934,200	1,639,078
Enersis SA, ADR	6,700	139,494
Grupo Security SA(g)	692,880	288,670
Inversiones Aguas Metropolitanas SA	252,500	384,314
Lan Airlines SA, ADR(a)	85,550	2,189,224
Madeco SA	4,480,000	261,681
Masisa SA*	1,801,650	279,121
Minera Valparaiso SA	3,281	118,834
Parque Arauco SA	181,800	403,450
Quinenco SA	122,700	449,545
Ripley Corp. SA*	188,700	250,072
SACI Falabella	365,250	3,708,781
Salfacorp SA	276,100	988,445
Sigdo Koppers SA	99,500	210,186
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	351,031
Sociedad Matriz Banco de Chile (Class B Stock)	831,050	274,900
Sociedad Quimica y Minera de Chile SA, ADR(a)	30,000	1,657,800
Socovesa SA	350,450	263,397
Sonda SA	334,450	825,885
Vina Concha y Toro SA	183,750	428,551
Vina Concha y Toro SA, ADR	4,800	225,504

		40,374,562

China — 9.7%
AAC Acoustic Technologies Holdings, Inc.	130,000	350,965
Agile Property Holdings Ltd.	158,000	249,028
Agricultural Bank of China Ltd. (Class H Stock)*	2,213,000	1,254,646
Air China Ltd. (Class H Stock)*	510,000	472,067
Alibaba.Com Ltd.	340,000	583,091
Aluminum Corp. of China Ltd. (Class H Stock)*	524,000	498,499
Angang Steel Co. Ltd. (Class H Stock)	260,000	356,982
Anhui Conch Cement Co. Ltd. (Class H Stock)	128,000	800,560
Anta Sports Products Ltd.	336,000	521,804
AviChina Industry & Technology Co. Ltd. (Class H Stock)*	692,000	357,630
Baidu, Inc., ADR*	44,700	6,160,107
Bank of China Ltd. (Class H Stock)	6,552,000	3,647,230
Bank of Communications Co. Ltd. (Class H Stock)	588,000	647,072
BBMG Corp. (Class H Stock)	161,000	262,864
Beijing Capital International Airport Co. Ltd. (Class H Stock)	342,000	180,265
Beijing Enterprises Holdings Ltd.	83,000	473,764
BOE Technology Group Co. Ltd. (Class B Stock)*	576,700	151,987
Bosideng International Holdings Ltd.	884,000	262,522
Brilliance China Automotive Holdings Ltd.*	750,000	752,068
BYD Co. Ltd. (Class H Stock)	120,500	461,641
Chaoda Modern Agriculture Holdings Ltd.	821,520	510,113

China Agri-Industries Holdings Ltd.	394,000	441,686
China BlueChemical Ltd. (Class H Stock)	378,000	309,551
China Citic Bank (Class H Stock)	994,000	723,276
China Coal Energy Co. (Class H Stock)	586,000	798,555
China Communications Construction Co. Ltd. (Class H Stock)	794,000	757,401
China Communications Services Corp. Ltd. (Class H Stock)	638,000	387,957
China Construction Bank Corp. (Class H Stock)	7,999,670	7,497,232
China COSCO Holdings Co. Ltd. (Class H Stock)*	544,000	556,690
China Dongxiang Group Co.	1,171,000	370,334
China Eastern Airlines Corp. Ltd. (Class H Stock)*	500,000	192,195
China Everbright International Ltd.	578,000	281,623
China Everbright Ltd.	110,000	246,627
China High Speed Transmission Equipment Group Co. Ltd.	190,000	304,350
China International Marine Containers Group Co. Ltd. (Class B Stock)	185,700	417,067
China Life Insurance Co. Ltd.	283,022	285,847
China Life Insurance Co. Ltd. (Class H Stock)	851,000	3,194,580
China Longyuan Power Group Corp. (Class H Stock)*	630,000	677,093
China Medical Technologies, Inc., ADR*(a)	24,000	279,360
China Mengniu Dairy Co. Ltd.	273,000	722,988
China Merchants Bank Co. Ltd. (Class H Stock)	492,769	1,365,187
China Merchants Holdings International Co. Ltd.	182,000	768,614
China Minsheng Banking Corp Ltd. (Class H Stock)	621,000	570,820
China Mobile Ltd.	1,100,000	10,132,351
China National Building Material Co. Ltd. (Class H Stock)	202,000	741,411
China National Materials Co. Ltd. (Class H Stock)	350,000	314,969
China Oilfield Services Ltd. (Class H Stock)	294,000	665,214
China Overseas Land & Investment Ltd.	378,720	770,240
China Pacific Insurance Group Co. Ltd. (Class H Stock)	103,200	433,839
China Petroleum & Chemical Corp. (Class H Stock)	2,064,000	2,069,692
China Railway Construction Corp. (Class H Stock)	293,200	304,563
China Railway Group Ltd. (Class H Stock)	742,000	478,860
China Resources Enterprise Ltd.	304,000	1,234,986
China Resources Gas Group Ltd.	150,000	204,794
China Resources Land Ltd.	196,000	366,876
China Resources Power Holdings Co. Ltd.	355,400	684,432
China Shanshui Cement Group Ltd.	250,000	233,334
China Shenhua Energy Co. Ltd. (Class H Stock)	436,000	2,054,290
China Shineway Pharmaceutical Group Ltd.	75,000	180,111
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	437,537
China Shipping Development Co. Ltd. (Class H Stock)	424,000	476,408
China Southern Airlines Co. Ltd. (Class H Stock)*	632,000	281,122
China Taiping Insurance Holdings Co. Ltd.*	80,000	236,034
China Telecom Corp. Ltd. (Class H Stock)	3,382,000	2,065,231
China Travel International Investment Hong Kong Ltd.*	690,000	144,590
China Unicom Hong Kong Ltd.	1,094,052	1,817,196
China Vanke Co. Ltd. (Class B Stock)	137,500	180,304
China Yurun Food Group Ltd.	246,000	825,424
China Zhongwang Holdings Ltd.	172,400	81,118
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	413,280	330,473
CITIC Pacific Ltd.	229,000	635,903
CNOOC Ltd.	1,924,000	4,847,999
COSCO Pacific Ltd.	364,000	688,828
Country Garden Holdings Co.	1,415,000	618,496
CSR Corp. Ltd. (Class H Stock)	300,000	306,998
Ctrip.com International Ltd., ADR*(a)	29,000	1,203,210
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	330,262
Dongfang Electric Corp. Ltd. (Class H Stock)	80,600	273,552
Dongfeng Motor Group Co. Ltd. (Class H Stock)	540,000	919,143
Evergrande Real Estate Group Ltd.	1,024,000	563,437
Focus Media Holding Ltd., ADR*(a)	33,200	1,018,244
Foxconn International Holding Ltd.*	220,000	132,081
Global Bio-Chem Technology Group Co. Ltd.*	1,064,000	173,719
Golden Eagle Retail Group Ltd.	178,000	383,984
Great Wall Motor Co. Ltd. (Class H Stock)	287,500	531,494
Guangdong Investment Ltd.	766,000	387,010
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	457,909	556,304
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	148,275
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	183,505	371,797
Harbin Power Equipment Co. Ltd. (Class H Stock)	344,000	356,005
Hengdeli Holdings Ltd.	632,000	333,121
Huaneng Power International, Inc. (Class H Stock)	646,000	377,872
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,010,000	4,991,239

Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	239,812
Inner Mongolia Yitai Coal Co. (Class B Stock)	74,392	522,976
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	307,163
Jiangxi Copper Co. Ltd. (Class H Stock)	197,000	657,211
Kingboard Chemical Holdings Ltd.	86,500	454,821
Kunlun Energy Co. Ltd.	230,000	366,649
Lee & Man Paper Manufacturing Ltd.	275,000	188,081
Lenovo Group Ltd.	1,016,000	578,627
Li Ning Co. Ltd.	148,500	250,092
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	50,000	198,623
Lonking Holdings Ltd.	562,000	395,207
Maanshan Iron & Steel (Class H Stock)	392,000	212,163
Metallurgical Corp. of China Ltd. (Class H Stock)*	929,000	386,956
Mindray Medical International Ltd., ADR*(a)	11,600	292,320
Netease.com, ADR*(a)	22,300	1,104,073
New Oriental Education & Technology Group, Inc., ADR*	7,100	710,497
Nine Dragons Paper Holdings Ltd.	289,000	346,270
NVC Lighting Holdings Ltd.	687,000	340,031
Parkson Retail Group Ltd.	288,000	396,166
PetroChina Co. Ltd. (Class H Stock)	2,668,000	4,040,475
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	342,470
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	172,000	1,743,538
Poly (Hong Kong) Investments Ltd.	323,000	302,298
Ports Design Ltd.	82,500	190,273
Real Gold Mining Ltd.*	209,000	297,168
Semiconductor Manufacturing International Corp.*	3,851,000	297,048
Shanda Interactive Entertainment Ltd., ADR*(a)	6,200	260,338
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	360,387	300,687
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	192,000	547,968
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	229,043
Shanghai Haixin Group Co. (Class B Stock)*	451,500	309,729
Shanghai Industrial Holdings Ltd.	79,000	302,653
Shimao Property Holdings Ltd.	167,000	236,592
Sihuan Pharmaceutical Holdings Group Ltd.*	500,000	305,327
Sina Corp.*(a)	12,400	1,327,296
Sino Biopharmaceutical Ltd.	548,000	205,010
Sino-Ocean Land Holdings Ltd.	701,000	434,377
Sinofert Holdings Ltd.*	608,000	261,848
Sinopharm Group Co. (Class H Stock)	128,400	455,591
Soho China Ltd.	315,000	270,108
Sohu.com, Inc.*	5,500	491,480
Suntech Power Holdings Co. Ltd., ADR*(a)	29,300	288,898
Tencent Holdings Ltd.	133,500	3,252,309
Tianjin Port Development Holdings Ltd.	1,224,000	294,255
Tingyi Cayman Islands Holding Corp.	464,000	1,134,566
Tsingtao Brewery Co. Ltd. (Class H Stock)	78,000	372,023
United Laboratories International Holdings Ltd. (The)	120,000	215,979
VODone Ltd.	650,000	210,579
Want Want China Holdings Ltd.	1,341,400	1,053,661
Weichai Power Co. Ltd. (Class H Stock)	66,000	400,910
Wumart Stores, Inc. (Class H Stock)	137,000	298,709
WuXi PharmaTech Cayman, Inc., ADR*	15,000	231,900
Yangzijiang Shipbuilding Holdings Ltd.	323,000	463,808
Yantai Changyu Pioneer Wine Co. (Class B Stock)	54,000	529,757
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	310,000	1,127,845
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	92,000	411,593
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	340,413
Zhejiang Southeast Electric Power Co. (Class B Stock)	275,000	172,975
Zhongsheng Group Holdings Ltd.*	114,000	213,094
Zijin Mining Group Co. Ltd. (Class H Stock)	560,000	446,356
ZTE Corp. (Class H Stock)	140,840	655,445

		121,212,440

Colombia — 1.5%
Almacenes Exito SA	102,365	1,492,128
Banco de Bogota SA(g)	28,800	838,685
BanColombia SA, ADR	39,400	2,468,804
Bolsa de Valores de Colombia	10,500,000	228,907
Cementos Argos SA	107,500	615,763
Corporacion Financiera Colombian	18,486	342,754
Ecopetrol SA	1,109,400	2,297,048
Empresa de Telecomunicaciones de Bogota*	1,786,800	639,677
Grupo Aval Acciones y Valores	1,461,600	1,054,320
Grupo de Inversiones Suramericana SA	67,400	1,346,920
Grupo Nacional de Chocolates SA(g)	171,094	2,155,702
Interconexion Electrica SA(g)	324,100	2,199,343
Inversiones Argos SA	115,500	1,154,074
Isagen SA ESP	636,700	825,005
Tableros y Maderas de Caldas SA	83,000,000	514,454

		18,173,584

Croatia — 0.8%
Adris Grupa dd (PRFC Shares)(g)	22,693	1,201,208
Atlantska Plovidba dd(g)	2,227	311,636
Dalekovod dd*(g)	9,170	444,799
Ericsson Nikola Tesla(g)	2,615	826,995
Hrvatski Telekom dd(g)	78,557	4,460,674
Institut IGH*(g)	660	247,726
Koncar-Elektroindustrija dd*(g)	6,510	695,452
Petrokemija dd*(g)	14,297	408,360
Podravka dd*(g)	11,300	706,896
Zagrebacka Banka dd(g)	7,500	382,561

		9,686,307

Czech Republic — 1.5%
CEZ A/S	133,950	6,845,643
Komercni Banka A/S*	17,750	4,479,266
New World Resources NV (Class A Stock)*	187,350	3,051,611
Pegas Nonwovens SA	20,937	535,124
Philip Morris CR A/S*	900	541,932
Telefonica O2 Czech Republic A/S	79,100	1,850,367
Unipetrol A/S*	134,200	1,348,740

		18,652,683

Egypt — 1.7%
Alexandria Mineral Oils Co.	31,400	289,315
Arab Cotton Ginning	637,670	389,482
Citadel Capital Corp.*	219,650	207,137
Commercial International Bank Egypt SAE*	475,800	2,606,741
Eastern Co.(g)	39,120	691,747
Egyptian Co. for Mobile Services	25,840	683,647
Egyptian Financial & Industrial Co.*(g)	96,830	256,881
Egyptian Financial Group-Hermes Holding	241,440	887,245
Egyptian Kuwaiti Holding Co.	577,551	797,020
Egyptian Resorts Co.*	1,659,367	345,266
El Ezz Aldekhela Steel Alexandria(g)	1,380	146,804
ElSwedy Electric Co.*	38,363	250,539
Ezz Steel*	265,820	465,224
Ghabbour Auto	39,000	176,169
Juhayna Food Industries*	1,176,200	1,103,273
Maridive & Oil Services SAE	208,128	693,066
Medinet Nasr Housing*	17,100	63,413
Misr Beni Suef Cement Co.(g)	15,640	173,472
National Societe Generale Bank SAE	69,835	447,052
Nile Cotton Ginning*(g)	74,450	143,915
Olympic Group Financial Investments(g)	71,600	409,572
Orascom Construction Industries	83,103	3,431,215
Orascom Telecom Holding SAE*	2,782,081	2,030,716
Oriental Weavers(g)	72,671	383,994
Palm Hills Developments SAE*	308,200	133,427
Pioneers Holding	382,500	150,831
Sidi Kerir Petrochemcials Co.	426,310	1,037,251
Six of October Development & Investment*	13,658	145,323
South Valley Cement	242,068	199,845
Suez Cement(g)	86,000	586,898
Talaat Moustafa Group*	530,500	403,249
Telecom Egypt	484,650	1,403,651

		21,133,380

Estonia — 0.4%
AS Nordecon International*(g)	60,000	115,643
Merko Ehitus A/S(g)	32,608	429,770
Olympic Entertainment Group A/S*(g)	350,536	760,069
Tallink Group Ltd. A/S*(g)	2,334,200	2,666,258
Tallinna Kaubamaja A/S(g)	88,428	830,869
Tallinna Vesi A/S (Class A Stock)(g)	21,500	265,239

		5,067,848

Ghana — 0.2%
CAL Bank Ltd.(g)	1,140,075	203,821
Ghana Commercial Bank Ltd.(g)	1,190,800	1,971,197
Standard Chartered Bank/Ghana(g)	13,000	430,564

		2,605,582

Hungary — 1.6%
Egis Gyogyszergyar Nyrt	6,850	728,315
Magyar Telekom Telecommunications PLC	939,790	2,955,815
MOL Hungarian Oil and Gas PLC*	38,930	4,976,545
OTP Bank PLC*	235,100	6,956,939
Richter Gedeon Nyrt*	22,350	4,646,017

		20,263,631

India — 6.8%
ABB Ltd.	9,590	171,349
ACC Ltd.	15,500	373,484
Adani Enterprises Ltd.*	50,000	747,337
Adani Power Ltd.*	139,800	353,458
Aditya Birla Nuvo Ltd.	9,400	171,654
Ambuja Cements Ltd.	139,000	459,437
Amtek Auto Ltd.	111,090	375,282
Apollo Hospitals Enterprise Ltd.	29,000	307,330
Asian Paints Ltd.	7,200	407,798
Axis Bank Ltd.	38,500	1,211,980
Bajaj Auto Ltd.	16,000	524,992
Balrampur Chini Mills Ltd.*	75,700	118,910
Bank of Baroda	18,000	389,445
Bank of India	30,000	319,778
Bharat Forge Ltd.*	28,500	221,954
Bharat Heavy Electricals Ltd.*	23,420	1,083,244
Bharat Petroleum Corp. Ltd.	13,600	186,594
Bharti Airtel Ltd.*	489,880	3,926,070
Bosch Ltd.	2,600	391,122
Cadila Healthcare Ltd.	14,000	247,979
Cairn India Ltd.*	89,380	703,395
Canara Bank	24,000	337,033
CESC Ltd.	25,000	173,954
Cipla Ltd.	84,810	611,708
Coal India Ltd.	126,100	979,788
Colgate-Palmolive India Ltd.	7,200	131,439
Container Corp. of India	9,900	266,409
Crompton Greaves Ltd.	23,450	143,424
Cummins India Ltd.	21,000	328,644
Dabur India Ltd.	93,400	201,272
Divi’s Laboratories Ltd.	10,000	151,351
DLF Ltd.	125,730	757,143
Dr. Reddy’s Laboratories Ltd.	24,100	885,774
Educomp Solutions Ltd.	13,000	122,260
Essar Oil Ltd.*	53,050	147,986
Exide Industries Ltd.	96,500	310,414
Financial Technologies India Ltd.*	8,700	168,518

Gail India Ltd.*	63,600	661,742
GAIL India Ltd., GDR	10,055	636,482
Glaxosmithkline Pharmaceuticals Ltd.	4,500	208,169
Glenmark Pharmaceuticals Ltd.*	55,090	350,466
GMR Infrastructure Ltd.*	379,500	344,652
Godrej Consumer Products Ltd.	26,000	213,096
Gujarat State Petronet Ltd.*	95,000	210,898
GVK Power & Infrastructure Ltd.*	457,800	265,882
HCL Technologies Ltd.	32,000	342,962
HDFC Bank Ltd., ADR(a)	15,010	2,550,799
Hero Honda Motors Ltd.*	21,600	769,865
Hindalco Industries Ltd.	128,000	600,318
Hindalco Industries Ltd., GDR, 144A	37,400	175,406
Hindustan Petroleum Corp Ltd.*	25,000	199,882
Hindustan Unilever Ltd.	246,800	1,588,884
Housing Development & Infrastructure Ltd.*	93,057	368,931
Housing Development Finance Corp.	218,300	3,432,492
ICICI Bank Ltd., ADR(a)	58,280	2,904,092
IDBI Bank Ltd.	95,000	303,459
Idea Cellular Ltd.*	450,260	681,019
IFCI Ltd.*	142,000	167,490
Indiabulls Financial Services Ltd.	47,800	165,925
Indiabulls Real Estate Ltd.*	160,900	448,297
Indiabulls Securities Ltd.	258,300	92,674
Indian Hotels Co. Ltd.	108,000	203,431
Indian Oil Corp. Ltd.*	83,500	623,231
Infosys Technologies Ltd., ADR(a)	82,230	5,895,891
Infrastructure Development Finance Co. Ltd.	214,570	743,862
ITC Ltd.	335,960	1,371,865
Jain Irrigation Systems Ltd.	64,000	256,746
Jaiprakash Associates Ltd.	189,105	393,518
Jaiprakash Power Ventures Ltd.*	140,200	132,513
Jindal Steel & Power Ltd.*	56,160	878,134
JSW Energy Ltd.	299,700	481,523
JSW Steel Ltd.	26,200	538,335
Kotak Mahindra Bank Ltd.	46,958	482,111
Lanco Infratech Ltd.*	237,000	210,188
Larsen & Toubro Ltd., GDR (LX)	22,062	818,831
Larsen & Toubro Ltd., GDR (QMTF)	7,400	275,576
LIC Housing Finance Ltd.	118,700	601,818
Lupin Ltd.*	53,699	501,708
Mahindra & Mahindra Ltd., GDR	74,560	1,187,741
Maruti Suzuki India Ltd.*	21,090	596,900
Mphasis Ltd.	13,300	123,844
Mundra Port & Special Economic Zone Ltd.*	157,500	482,619
Nagarjuna Construction Co.*	67,500	152,573
Nestle India Ltd.	7,000	580,241
NHPC Ltd.	810,100	459,593
NTPC Ltd.*	401,500	1,738,528
Oil & Natural Gas Corp. Ltd.*	321,320	2,098,902
Oil India Ltd.	10,200	300,145
Patni Computer Systems Ltd.	23,500	251,389
Piramal Healthcare Ltd.	27,100	253,286
Power Grid Corp. of India Ltd.*	329,090	751,974
Ranbaxy Laboratories Ltd., GDR*	33,030	334,924
Reliance Capital Ltd.*	24,100	315,146
Reliance Communications Ltd.*	396,600	957,372
Reliance Industries Ltd., GDR, 144A	128,300	6,083,986
Reliance Infrastructure Ltd.	89,750	1,388,564
Reliance Power Ltd.*	274,847	803,679
Rural Electrification Corp. Ltd.*	59,400	337,925
Satyam Computer Services Ltd.*	141,700	208,761
Sesa Goa Ltd.	65,100	425,314
Shree Renuka Sugars Ltd.	216,000	337,114
Siemens India Ltd.	16,500	325,986
State Bank of India Ltd., GDR (CHIX)	6,200	799,800
State Bank of India Ltd., GDR (OTC)	5,370	665,979
Steel Authority of India Ltd.*	107,900	410,356
Sterlite Industries India Ltd.	122,320	476,443
Sun Pharmaceutical Industries Ltd.*	102,050	1,012,605
Sun TV Network Ltd.*	27,500	277,035
Suzlon Energy Ltd.*	278,800	278,831
Tata Chemicals Ltd.	34,200	262,281
Tata Communications Ltd.*	48,000	257,249
Tata Consultancy Services Ltd.	77,360	2,053,739
Tata Motors Ltd., ADR	35,090	975,151
Tata Power Co. Ltd.	40,740	1,219,733
Tata Steel Ltd.	34,990	488,228
Tata Tea Ltd.*	138,700	304,023
Tata Teleservices Maharashtra Ltd.*	253,600	97,243
Titan Industries Ltd.	6,300	538,449
Torrent Power Ltd.	35,200	197,963
Ultra Tech Cement Ltd.	11,000	279,101
Unitech Ltd.*	378,590	342,977
United Phosphorus Ltd.*	85,000	284,858
United Spirits Ltd.	17,210	395,488
Videocon Industries Ltd.*	38,300	164,897
Voltas Ltd.	42,500	174,069
Wipro Ltd.	80,333	865,028
Yes Bank Ltd.	45,000	312,412
Zee Entertainment Enterprises Ltd.	110,200	305,432

		84,438,748

Indonesia — 3.0%
Adaro Energy Tbk PT	5,124,600	1,294,760
AKR Corporindo Tbk PT	1,510,000	254,918
Astra Agro Lestari Tbk PT	94,500	246,357
Astra International Tbk PT	613,500	4,016,021
Bakrie and Brothers Tbk PT*	42,145,500	309,769
Bakrie Telecom Tbk PT*	10,700,000	436,233
Bakrieland Development Tbk PT	9,500,000	152,742
Bank Central Asia Tbk PT	3,676,500	2,934,445
Bank Danamon Indonesia Tbk PT	852,500	641,272
Bank Mandiri Tbk PT	2,350,000	1,835,200
Bank Negara Indonesia Persero Tbk PT	1,196,500	546,206
Bank Pan Indonesia Tbk PT*(g)	1,476,000	196,631
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT*	1,720,700	250,966
Bank Rakyat Indonesia Persero Tbk PT	3,210,000	2,119,724

Bank Tabungan Negara Tbk PT	100	19
Barito Pacific Tbk PT*	1,361,500	150,105
Bayan Resources Tbk PT*(g)	262,500	527,562
Berlian Laju Tanker Tbk PT*	6,511,500	276,687
Bumi Resources Tbk PT	6,238,500	2,400,112
Bumi Serpong Damai PT	3,456,000	333,395
Charoen Pokphand Indonesia Tbk PT	2,702,500	628,488
Delta Dunia Makmur Tbk PT*	2,059,100	264,851
Energi Mega Persada Tbk PT*	14,559,500	214,024
Gudang Garam Tbk PT	154,500	742,558
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	110,698
Indika Energy Tbk PT	700,000	317,542
Indo Tambangraya Megah PT	82,000	435,073
Indocement Tunggal Prakarsa Tbk PT	512,000	961,378
Indofood CBP Sukses Makmur Tbk PT*	550,000	334,769
Indofood Sukses Makmur Tbk PT	1,473,500	913,798
Indosat Tbk PT	518,500	315,596
International Nickel Indonesia Tbk PT	471,000	258,286
Kalbe Farma Tbk PT	1,655,000	646,225
Lippo Karawaci Tbk PT	4,345,000	304,387
Pembangunan Perumahan Persero Tbk PT	2,281,500	186,031
Perusahaan Gas Negara PT	4,983,000	2,231,835
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	960,000	250,818
Semen Gresik Persero Tbk PT	802,500	838,674
Summarecon Agung Tbk PT	2,382,500	317,393
Tambang Batubara Bukit Asam Tbk PT	220,500	531,783
Telekomunikasi Indonesia Tbk PT	4,906,000	4,141,154
Timah Tbk PT	1,050,000	334,625
Unilever Indonesia Tbk PT	388,000	681,757
United Tractors Tbk PT	917,500	2,286,506
Xl Axiata Tbk PT*	989,300	619,200

		37,790,573

Jordan — 0.7%
Arab Bank PLC(g)	316,455	4,015,144
Arab Potash Co.(g)	30,863	1,674,804
Cairo Amman Bank(g)	117,478	487,454
Capital Bank of Jordan*(g)	65,259	133,548
Jordan Petroleum Refinery Co.	63,341	421,945
Jordan Phosphate Mines	13,180	259,861
Jordan Steel(g)	151,710	462,485
Jordan Telecom(g)	79,200	637,132
Jordanian Electric Power Co.(g)	126,009	654,454
Taameer Jordan Holdings PSC*	404,950	205,747
United Arab Investors*	260,300	113,885

		9,066,459

Kazakhstan — 0.8%
Eurasian Natural Resources Corp. PLC	144,600	2,172,387
Halyk Savings Bank of Kazakhstan JSC, GDR*	233,791	2,354,275
Kazakhmys PLC	117,900	2,636,560
KazMunaiGas Exploration Production, GDR	104,800	2,358,000

		9,521,222

Kenya — 0.7%
Athi River Mining Ltd.(g)	115,000	234,298
Bamburi Cement Co. Ltd.(g)	94,400	193,466
Barclays Bank of Kenya Ltd.(g)	974,700	675,651
British American Tobacco Kenya Ltd.(g)	105,000	340,506
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	3,111,600	622,695
East African Breweries Ltd.(g)	984,800	2,148,871
Equity Bank Ltd.(g)	3,275,000	987,040
KenolKobil Ltd. Group(g)	1,854,200	213,473
Kenya Airways Ltd.(g)	628,600	244,392
Kenya Commercial Bank Ltd.(g)	3,263,640	924,600
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	290,909
Kenya Power & Lighting Co. Ltd.	1,720,905	435,672
Mumias Sugar Co. Ltd.(g)	1,400,000	120,675
Safaricom Ltd.(g)	32,383,700	1,483,521
Standard Chartered Bank Kenya Ltd.(g)	84,127	266,732

		9,182,501

Kuwait — 1.5%
Acico Industries Co. KSCC	84,000	99,838
Agility	265,000	357,915
Ahli United Bank	131,250	340,357
Al Ahli Bank of Kuwait(g)	138,750	304,835
Al Safat Investment Co.*	460,000	99,406
Al-Qurain Petrochemicals Co.*	340,000	213,074
Boubyan Bank KSC*	245,000	494,147
Boubyan Petrochemicals Co.	397,500	715,829
Burgan Bank*	226,431	387,375
Combined Group Contracting Co.	38,500	280,101
Commercial Bank of Kuwait(g)	150,000	507,834
Commercial Facilities Co.	170,000	229,606
Commercial Real Estate Co.*	1,108,980	299,562
Gulf Bank KSC*	390,000	716,370
Gulf Cable & Electrical Industries Co.(g)	87,500	491,626
Hits Telecom Holding KSC*	520,000	91,770
Kuwait Cement Co.(g)	140,000	307,582
Kuwait Finance House	452,496	1,727,519
Kuwait Foods Americana(g)	110,000	586,350
Kuwait International Bank*	240,000	267,963
Kuwait Pipes Industries & Oil Services Co.*	460,000	284,963
Kuwait Portland Cement Co.	60,000	345,759
Kuwait Projects Co. Holding KSC	154,350	197,350
Kuwait Real Estate Co.*	560,000	100,846
Mabanee Co. SAKC*	132,495	324,497
Mena Holding Group*	19,000	2,224
Mobile Telecommunications Co. KSC	857,500	4,076,715
National Bank of Kuwait	634,139	2,603,704
National Industries Group Holding*	877,500	805,916
National Investments Co.*	180,000	178,282
National Mobile Telecommunication Co. KSC	30,000	190,167
National Ranges Co. KSCC*	2,960,000	223,879
National Real Estate Co.*	320,000	119,863
Sultan Center Food Products Co.*	290,000	131,605

		18,104,829

Latvia — 0.1%
Grindeks*(g)	52,160	682,614
Latvian Shipping Co.*(g)	332,621	285,768
Ventspils Nafta*(g)	78,610	212,035

		1,180,417

Lebanon — 0.3%
Banque Audi sal — Audi Saradar Group(g)	72,521	543,907
Solidere, GDR*	160,196	2,965,228

		3,509,135

Lithuania — 0.2%
Apranga PVA*(g)	78,286	215,125
Klaipedos Nafta PVA(g)	513,391	363,787
Lietuvos Dujos(g)	193,290	217,774
Lifosa PVA*(g)	24,700	500,217
Pieno Zvaigzdes(g)	111,220	236,430
Rokiskio Suris(g)	145,010	359,637
Sanitas*(g)	42,960	313,485
Siauliu Bankas*(g)	241,602	111,964

		2,318,419

Malaysia — 2.9%
AirAsia Bhd*	595,800	529,163
AMMB Holdings Bhd	204,900	439,059
Axiata Group Bhd*	654,625	1,035,296
Batu Kawan Bhd(g)	135,600	682,309
Berjaya Corp. Bhd	1,376,900	518,255
Berjaya Sports Toto Bhd	243,707	342,779
Boustead Holdings Bhd	192,000	371,480
British American Tobacco Malaysia Bhd	39,800	631,544
Bursa Malaysia Bhd	110,000	302,534
CIMB Group Holdings Bhd	510,200	1,381,309
Dialog Group Bhd	806,900	618,079
Digi.Com Bhd	76,200	719,544
DRB-Hicom Bhd	129,800	98,569
EON Capital Bhd*	125,000	288,898
Gamuda Bhd	738,000	940,546
Genting Bhd	473,900	1,727,398
Genting Malaysia Bhd	757,500	920,380
Genting Plantations Bhd	64,000	169,047
Hong Leong Bank Bhd	96,600	314,159
Hong Leong Financial Group Bhd	125,000	371,440
IGB Corp. Bhd	411,878	293,737
IJM Corp. Bhd	439,440	930,024
IOI Corp. Bhd	659,446	1,254,118
Kencana Petroleum Bhd	601,352	520,196
KNM Group Bhd	596,850	543,890
Kuala Lumpur Kepong Bhd	81,500	570,466
Kulim Malaysia Bhd	474,400	521,586
Lafarge Malayan Cement Bhd	164,500	401,915
Lion Industries Corp. Bhd	748,000	444,540
Malayan Banking Bhd	488,250	1,444,398
Malaysia Airports Holdings Bhd	135,800	272,609
Malaysian Airline System Bhd*	393,600	239,116
Malaysian Resources Corp. Bhd	684,500	497,202
Masterskill Education Group Bhd	331,800	210,336
Maxis Bhd	589,800	1,047,668
Media Prima Bhd	333,400	282,902
MISC Bhd	233,880	607,721
MMC Corp. Bhd	347,200	317,538
Mudajaya Group Bhd	220,900	352,273
Multi-Purpose Holdings Bhd	342,650	303,195
Parkson Holdings Bhd	202,291	380,705
Petronas Dagangan Bhd	217,100	1,182,716
PLUS Expressways Bhd	406,200	600,834
PPB Group Bhd	124,500	699,625
Public Bank Bhd	285,637	1,237,328
RHB Capital Bhd	142,300	403,115
SapuraCrest Petroleum Bhd	502,700	624,070
Shell Refining Co. Federation of Malaya Bhd	33,200	118,385
Sime Darby Bhd	878,200	2,676,281
SP Setia Bhd	154,300	320,954
Sunway Real Estate Investment Trust	778,200	272,354
Tan Chong Motor Holdings Bhd	230,000	369,063
Telekom Malaysia Bhd	322,600	430,311
Tenaga Nasional Bhd	471,200	972,348
Top Glove Corp. Bhd	137,000	243,355
UEM Land Holdings Bhd*	240,700	224,905
UMW Holdings Bhd	141,100	342,879
Unisem M Bhd	403,000	254,141
Wah Seong Corp. Bhd	381,553	265,812
WCT Berhad	252,100	253,036
YTL Corp. Bhd	203,014	498,696
YTL Power International Bhd	781,057	593,126

		36,421,257

Mauritius — 0.3%
Mauritius Commercial Bank(g)	266,400	1,585,268
Naiade Resorts Ltd.*(g)	76,628	67,994
New Mauritius Hotels Ltd.(g)	289,017	1,078,725
Rogers & Co. Ltd.(g)	7,500	79,753
State Bank of Mauritius Ltd.(g)	166,800	552,084
Sun Resorts Ltd. (Class A Stock)(g)	155,200	308,761

		3,672,585

Mexico — 5.8%
Alfa SAB de CV (Class A Stock)*	220,300	2,851,901
America Movil SAB de CV (Class L Stock)	5,843,645	16,993,781
Bolsa Mexicana de Valores SA de CV	403,000	848,389
Carso Infraestructura y Construccion SAB de CV*(g)	418,300	267,274
Cemex SAB de CV*	4,406,546	3,941,809
Coca-Cola Femsa SAB de CV (Class L Stock)	70,100	540,376
Compartamos SAB de CV*	821,000	1,479,180
Corp. GEO SAB de CV (Class B Stock)*	131,800	369,655
Desarrolladora Homex SAB de CV*	86,900	396,274
Embotelladoras Arca SAB de CV	112,900	654,841
Empresas ICA SAB de CV*	469,400	1,067,890
Fomento Economico Mexicano SAB de CV	614,900	3,612,026
Genomma Lab Internacional SAB de CV (Class B Stock)*	208,300	471,083
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	114,106	487,719

Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	93,000	547,236
Grupo Bimbo SAB de CV (Class A Stock)	180,100	1,527,022
Grupo Carso SAB de CV (Class A Stock)	397,700	1,311,016
Grupo Elektra SA de CV (Class A Stock)*	18,200	786,484
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,078,200	5,076,250
Grupo Financiero Inbursa SA (Class O Stock)	1,060,100	4,881,409
Grupo Mexico SAB de CV (Class B Stock)	1,523,614	5,713,016
Grupo Modelo SAB de CV (Class C Stock)	177,400	1,066,388
Grupo Simec SAB de CV (Class B Stock)*	134,400	367,230
Grupo Televisa SA*	693,800	3,414,622
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	564,400	892,073
Industrias CH SAB de CV (Class B Stock)*	97,200	400,259
Industrias Penoles SAB de CV	55,300	2,034,269
Inmuebles Carso SAB de CV*	397,700	436,671
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	149,100	927,484
Mexichem SAB de CV	290,431	1,091,456
Minera Frisco SAB de CV Series A-1*	255,400	1,119,131
Organizacion Soriana SAB de CV (Class B Stock)	82,600	291,665
Promotora y Operadora de Infraestructura SAB de CV*	92,100	389,401
Telefonos de Mexico SAB de CV	1,409,500	1,294,027
TV Azteca SAB de CV	444,600	309,870
Urbi Desarrollos Urbanos SAB de CV*	127,100	295,458
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,566,100	4,700,492

		72,855,127

Morocco — 1.4%
Alliances Developpement Immobilier SA(g)	2,600	225,245
Attijariwafa Bank(g)	73,063	3,568,457
Banque Centrale Populaire	19,575	978,179
Banque Marocaine du Commerce et de l’Industrie	1,355	172,338
Banque Marocaine du Commerce Exterieur	64,460	1,861,450
Brasseries Maroc(g)	300	84,523
Ciments du Maroc(g)	5,464	761,495
Compagnie Generale Immobiliere(g)	2,640	495,540
Cosumar(g)	3,134	775,173
Delta Holding SA(g)	17,500	183,775
Douja Promotion Groupe Addoha SA(g)	145,500	1,897,155
Holcim Maroc SA(g)	1,265	398,020
Lafarge Ciments(g)	6,330	1,390,038
Managem*	4,500	446,347
Maroc Telecom(g)	186,754	3,633,246
Samir*(g)	3,700	266,189
Sonasid(g)	2,910	588,237

		17,725,407

Nigeria — 0.7%
Access Bank PLC	6,891,320	361,672
Ashaka Cement PLC*	534,055	82,639
Bank PHB PLC*(g)	10,483,894	87,197
Dangote Cement PLC(g)	608,979	486,869
Dangote Sugar Refinery PLC	2,798,880	225,571
Diamond Bank PLC*	3,468,600	135,524
Ecobank Transnational, Inc.(g)	2,309,467	238,243
Fidelity Bank PLC(g)	9,170,112	157,269
First Bank of Nigeria PLC	11,452,146	1,030,029
First City Monument Bank PLC	3,151,000	139,367
Flour Mills of Nigeria PLC	796,392	424,383
Guaranty Trust Bank PLC	6,473,628	833,516
Guinness Nigeria PLC(g)	269,800	339,207
Intercontinental Bank PLC*	4,200,900	39,815
Lafarge Cement WAPCO Nigeria PLC	842,000	212,264
Nestle Foods Nigeria PLC	125,600	344,570
Nigerian Breweries PLC(g)	1,876,638	933,358
Oando PLC	1,320,399	536,332
Oceanic Bank International PLC*	9,889,945	121,153
PZ Cussons Nigeria PLC	521,836	101,373
Skye Bank PLC	5,240,737	289,913
Stanbic IBTC Bank PLC(g)	3,650,000	208,740
UAC of Nigeria PLC(g)	1,299,650	279,035
Unilever Nigeria PLC	392,832	61,546
Union Bank Nigeria PLC*	3,850,000	85,887
United Bank for Africa PLC	9,026,866	442,322
Zenith Bank PLC	10,071,515	988,970

		9,186,764

Oman — 0.7%
Al Maha Petroleum Products Marketing Co. LLC	3,000	90,358
Bank Dhofar SAOG(g)	577,684	996,318
Bank Muscat SAOG	1,029,723	1,834,779
Bank Sohar(g)	991,700	391,528
Dhofar International Development & Investment Holding Co.*(g)	422,400	624,274
Galfar Engineering & Contracting SAOG	436,305	504,301
National Bank of Oman Ltd.(g)	260,227	215,617
Oman Cables Industry	26,280	72,014
Oman Cement Co.(g)	273,544	404,987
Oman Flour Mills Co. SAOG(g)	272,400	412,491
Oman International Bank SAOG	170,900	121,628
Oman Telecommunications Co.(g)	606,637	1,733,249
Omani Qatari Telecommunications Co. SAOG	115,000	214,766
Ominvest	62,610	75,620
Raysut Cement Co.	115,838	327,656
Renaissance Services SAOG	425,785	1,088,240

		9,107,826

Pakistan — 0.8%
Adamjee Insurance Co. Ltd.	240,885	210,168
Allied Bank Ltd.(g)	267,520	186,168
Attock Petroleum Ltd.	58,440	251,210
Bank Alfalah Ltd.	1,765,900	203,058
D.G. Khan Cement Co. Ltd.*	468,300	141,093

Engro Corp. Ltd.	305,268	735,574
Fauji Fertilizer Bin Qasim Ltd.	516,000	250,266
Fauji Fertilizer Co. Ltd.	481,358	777,162
Habib Bank Ltd.	146,894	192,080
HUB Power Co.	1,492,200	657,686
Jahangir Siddiqui & Co. Ltd.*	1,443,900	144,728
Kot Addu Power Co. Ltd.(g)	623,500	300,653
Lucky Cement Ltd.	304,500	240,605
MCB Bank Ltd.	622,774	1,513,472
National Bank of Pakistan	658,312	439,543
Nishat Mills Ltd.	820,500	624,406
Oil & Gas Development Co. Ltd.	804,400	1,277,903
Pakistan Oilfields Ltd.	109,800	417,973
Pakistan Petroleum Ltd.	290,376	718,834
Pakistan State Oil Co. Ltd.	107,800	350,299
Pakistan Telecommunication Co. Ltd.	1,307,700	260,315
Sui Northern Gas Pipeline Ltd.(g)	662,300	153,865
United Bank Ltd.	423,918	305,280

		10,352,341

Peru — 1.6%
Alicorp SA(g)	687,300	1,322,909
Cia de Minas Buenaventura SA, ADR	114,500	4,920,065
Cia Minera Milpo SA	235,585	575,212
Credicorp Ltd.	38,950	4,087,023
Edegel SA	468,930	300,864
Ferreyros SA	397,976	539,051
Grana y Montero SA	276,569	612,188
Intergroup Financial Services Corp.(g)	32,400	936,360
Minsur SA	452,495	677,412
Sociedad Minera Cerro Verde SAA	13,240	599,772
Sociedad Minera el Brocal SA	15,900	297,541
Southern Copper Corp.	95,690	3,853,436
Volcan Cia Minera SAA (Class B Stock)	753,313	1,060,626

		19,782,459

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	2,047,900	1,939,371
Aboitiz Power Corp.	525,000	362,903
Alliance Global Group, Inc.	2,167,200	595,231
Atlas Consolidated Mining & Development*	251,000	90,337
Ayala Corp.	74,200	657,884
Ayala Land, Inc.	2,597,600	927,714
Banco de Oro Unibank, Inc.	411,800	492,452
Bank of the Philippine Islands	664,048	875,962
DMCI Holdings, Inc.	979,600	843,043
Energy Development Corp.	250,400	34,675
Filinvest Land, Inc.	7,790,000	206,417
First Philippine Holdings Corp.	190,000	251,290
Globe Telecom, Inc.	11,280	231,578
Holcim Philippines, Inc.	800,000	208,295
International Container Terminal Services, Inc.	484,600	465,618
JG Summit Holdings, Inc.	1,915,900	1,081,557
Jollibee Foods Corp.	483,800	972,059
Lopez Holding Corp.*	2,000,000	250,230
Manila Electric Co.	199,800	1,187,751
Manila Water Co., Inc.	598,500	250,432
Megaworld Corp.	7,500,000	364,631
Metropolitan Bank & Trust*	373,919	553,125
Philex Mining Corp.(g)	4,419,300	1,525,371
Philippine Long Distance Telephone Co.	27,700	1,483,290
Robinsons Land Corp.	1,128,000	299,414
San Miguel Corp.	150,500	559,347
SM Investments Corp.	95,730	1,144,790
SM Prime Holdings, Inc.	1,865,600	481,445
Universal Robina Corp.	913,000	711,046

		19,047,258

Poland — 2.9%
Agora SA	44,800	413,196
AmRest Holdings SE*	9,300	249,563
Asseco Poland SA	71,838	1,363,596
Bank Handlowy w Warszawie SA	12,200	433,934
Bank Millennium SA*	241,571	495,971
Bank Pekao SA	37,500	2,247,676
Bank Zachodni WBK SA	7,600	606,747
Bioton SA*	10,710,300	641,200
Boryszew SA*	215,300	166,805
BRE Bank SA*	4,250	514,263
Budimex SA	12,200	440,379
Cersanit SA*(g)	83,700	350,764
Cinema City International NV*(g)	47,700	638,329
Cyfrowy Polsat SA	173,600	967,773
Dom Maklerski IDMSA*	145,000	141,957
Echo Investment SA*	97,759	168,692
Enea SA*	54,900	409,875
Eurocash SA	80,800	887,503
Getin Holding SA*	108,600	543,077
Globe Trade Centre SA*	57,700	432,405
Grupa Lotos SA*	24,900	387,144
ING Bank Slaski SA*	1,600	503,733
KGHM Polska Miedz SA	53,200	3,376,053
Kopex SA*	29,700	222,781
LPP SA	200	145,091
Lubelski Wegiel Bogdanka SA*	20,000	881,814
Multimedia Polska SA*(g)	140,000	475,771
Netia SA*	427,600	790,569
NG2 SA	11,000	230,490
Orbis SA*	31,900	448,236
PBG SA	14,300	946,753
PGE Polska Grupa Energetyczna	232,400	1,874,194
Polimex- Mostostal SA	471,000	583,857
Polnord SA	15,000	163,755
Polski Koncern Naftowy Orlen SA*	122,000	2,262,044
Polskie Gornictwo Naftowe I Gazownictwo SA	682,500	903,719
Powszechna Kasa Oszczednosci Bank Polski SA	208,400	3,207,170
Powszechny Zaklad Ubezpieczen SA	13,600	1,705,029
Rafako SA(g)	70,000	271,165
Stalprodukt SA	1,300	127,729
Tauron Polska Energia SA*	670,900	1,483,748
Telekomunikacja Polska SA	391,000	2,423,440
TVN SA	126,900	810,666
Zaklady Azotowe Pulawy SA	6,300	252,036

		36,590,692

Qatar — 1.6%
Aamal Co.*(g)	27,035	144,036
Barwa Real Estate Co.*	59,300	583,831
Commercial Bank of Qatar	34,556	730,731
Doha Bank QSC	26,100	420,748
Gulf International Services OSC	89,500	658,721
Industries Qatar QSC	122,000	4,596,820
Masraf Al Rayan*	201,200	1,232,186
Qatar Electricity & Water Co.	30,000	1,136,133
Qatar Fuel Co.	4,092	243,297
Qatar Gas Transport Co. Nakilat	241,000	1,215,821
Qatar Insurance Co.	17,625	389,161
Qatar International Islamic Bank	20,200	249,636
Qatar Islamic Bank	36,100	803,037
Qatar National Bank SAQ	84,552	3,185,822
Qatar National Cement Co.	7,847	221,750
Qatar Navigation*	33,703	797,847
Qatar Telecom Q-Tel QSC	29,280	1,091,175
United Development Co.*	70,680	435,769
Vodafone Qatar*(g)	628,700	1,331,194

		19,467,715

Romania — 1.0%
Antibiotice*(g)	622,669	128,434
Banca Transilvania*(g)	4,561,450	2,327,062
Biofarm Bucuresti*(g)	6,134,800	439,300
BRD-Groupe Societe Generale(g)	1,023,070	5,240,381
OMV Petrom SA*(g)	24,665,400	3,629,135
Transelectrica SA(g)	46,500	316,351

		12,080,663

Russia — 6.0%
Aeroflot — Russian Airlines OJSC	250,300	646,686
AK Transneft OAO (PRFC Class S Shares)	350	515,597
AvtoVAZ*	646,700	680,310
Central Telecommunication Co.(g)	97,750	130,398
Comstar United Telesystems OJSC, GDR*	112,300	809,664
CTC Media, Inc.	58,200	1,371,774
Evraz Group SA, GDR*	32,200	1,278,340
Federal Grid Co. Unified Energy System JSC*	58,189,700	835,371
Federal Hydrogenerating Co. , ADR*	130,600	664,754
Federal Hydrogenerating Co. JSC (Class S Stock)*	16,574,948	835,129
Gazprom Neft JSC, ADR*	15,900	418,965
Gazprom OAO, ADR*	463,570	15,005,761
IDGC Holding JSC*	2,875,000	490,610
Inter Rao UES JSC*	645,760,258	929,895
Inter Rao UES OAO*	200,000,000	292,800
Irkutsk Electronetwork Co. JSC(g)	293,978	9,842
Irkutskenergo OJSC(g)	220,000	175,988
Kamaz OJSC*	63,900	170,470
LUKOIL OAO, ADR	67,300	4,822,045
Magnitogorsk Iron & Steel Works, GDR*	38,200	558,866
Mechel, ADR	36,200	1,114,598
Mining & Metallurgical Co. Norilsk Nickel, ADR (OTC)	32,500	854,100
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)*	96,700	2,556,748
Mobile Telesystems OJSC	425,270	3,876,747
Mosenergo OAO	4,030,000	418,697
NovaTek OAO (Class S Stock)	103,600	1,376,763
NovaTek OAO, GDR	8,400	1,167,600
Novolipetsk Steel OJSC, GDR*	17,400	765,600
Pharmstandard, GDR*	36,000	1,006,200
PIK Group, GDR*	214,400	962,656
Polymetal, GDR*	12,000	226,800
Raspadskaya (Class S Stock)*	17,500	117,365
Rosneft Oil Co., GDR*	256,400	2,342,214
Rostelecom, ADR(a)	17,200	633,476
RusHydro JSC*	101,795	—
Sberbank of Russia (Class S Stock)	3,306,070	12,424,211
Severstal OAO	10,500	206,045
Severstal OAO, GDR	44,000	862,840
Sistema JSFC	1,239,250	1,483,593
Surgutneftegaz (PRFC S Shares)	1,131,400	687,932
Surgutneftegaz, ADR	156,200	1,697,894
Tatneft, ADR*	30,333	1,340,415
TMK OAO*	16,300	85,168
TMK OAO, GDR*	16,300	343,767
United Co. RUSAL PLC*	414,000	715,321
Uralkali*	32,200	1,335,334
Uralsvyazinform	7,400,000	430,695
VimpelCom Ltd., ADR	118,620	1,674,914
VTB Bank OJSC	69,000,000	240,120
VTB Bank OJSC, GDR*	335,900	2,351,300
X 5 Retail Group NV, GDR*	39,100	1,648,065

		75,590,443

Slovenia — 0.8%
Gorenje dd*(g)	15,400	261,897
Krka dd Novo mesto(g)	51,090	4,344,265
Luka Koper*(g)	11,450	227,176
Mercator Poslovni Sistem(g)	4,065	1,008,156
Nova Kreditna Banka Maribor dd*(g)	65,600	944,554
Petrol dd Ljubljana(g)	2,863	1,028,557
Reinsurance Co. Sava Ltd.*(g)	18,150	200,632
Sava dd(g)	1,641	140,002
Telekom Slovenije dd(g)	9,208	1,057,011
Zavarovalnica Triglav dd*(g)	35,768	887,078

		10,099,328

South Africa — 6.0%
ABSA Group Ltd.	72,600	1,464,341
Adcock Ingram Holdings Ltd.	42,200	346,520
Aeci Ltd.	27,200	334,120
African Bank Investments Ltd.	170,200	952,516
African Rainbow Minerals Ltd.	16,000	527,421
Allied Electronics Corp. Ltd. (PRFC Shares)*	51,800	194,336
Anglo Platinum Ltd.	9,700	999,394
AngloGold Ashanti Ltd.	66,658	3,197,416
Aquarius Platinum Ltd.	73,500	407,495
ArcelorMittal South Africa Ltd.	22,883	304,430
Aspen Pharmacare Holdings Ltd.*	74,790	873,379
Assore Ltd.	10,000	320,030
Astral Foods Ltd.	13,000	237,324
Aveng Ltd.	228,400	1,204,291
AVI Ltd.	54,900	243,378
Barloworld Ltd.	127,300	1,405,663
Bidvest Group Ltd.	127,792	2,808,213
Clicks Group Ltd.	71,400	449,192
DataTec Ltd.*	107,700	590,639
Discovery Holdings Ltd.	108,800	612,915
Emira Property Fund	110,000	210,244

Exxaro Resources Ltd.	30,500	745,976
FirstRand Ltd.	685,000	2,035,255
Foschini Group Ltd.( The)	32,800	410,424
Gold Fields Ltd.	122,634	2,147,228
Grindrod Ltd.	175,800	385,383
Group Five Ltd.	44,200	178,368
Growthpoint Properties Ltd.	254,500	650,452
Harmony Gold Mining Co. Ltd.	63,200	927,587
Hyprop Investments Ltd.	23,900	188,444
Illovo Sugar Ltd.	36,600	145,264
Impala Platinum Holdings Ltd.	87,000	2,517,277
Imperial Holdings Ltd.	37,700	636,414
Investec Ltd.	34,200	266,927
JD Group Ltd.	23,400	167,415
JSE Ltd.	33,600	347,672
Kumba Iron Ore Ltd.	15,700	1,109,327
Lewis Group Ltd.	27,600	303,947
Liberty Holdings Ltd.	25,100	263,800
Massmart Holdings Ltd.	43,400	899,564
Medi-Clinic Corp. Ltd.	84,340	361,546
MMI Holdings Ltd.	297,952	733,319
Mondi Ltd.	32,000	313,614
Mr. Price Group Ltd.	62,000	561,345
MTN Group Ltd.	535,700	10,814,567
Murray & Roberts Holdings Ltd.	169,100	663,402
Mvelaphanda Resources Ltd.*	32,700	185,421
Nampak Ltd.	99,800	323,668
Naspers Ltd. (Class N Stock)	73,300	3,944,006
Nedbank Group Ltd.	39,585	828,213
Netcare Ltd.	198,000	424,390
Northam Platinum Ltd.	32,300	210,081
Pangbourne Properties Ltd.	163,000	439,726
Pick’n Pay Holdings Ltd.	44,800	126,884
Pick’n Pay Stores Ltd.	53,900	366,663
Pretoria Portland Cement Co. Ltd.	113,307	401,976
Raubex Group Ltd.	59,100	159,435
Redefine Properties Ltd.	494,600	548,337
Remgro Ltd.	84,200	1,385,410
Reunert Ltd.	86,500	749,027
RMB Holdings Ltd.	135,400	560,414
RMI Holdings(g)	135,400	233,172
Sanlam Ltd.	330,200	1,347,157
Santam Ltd.	6,300	118,457
Sappi Ltd.*	106,920	566,605
Sasol Ltd.	83,900	4,855,286
Shoprite Holdings Ltd.	86,700	1,329,913
Spar Group Ltd. (The)	36,900	518,182
Standard Bank Group Ltd.	208,000	3,197,635
Steinhoff International Holdings Ltd.*	275,500	1,026,253
Sun International Ltd.	18,900	252,838
Telkom SA Ltd.	97,300	532,166
Tiger Brands Ltd.	29,200	755,402
Tongaat Hulett Ltd.	14,800	213,282
Truworths International Ltd.	84,600	881,641
Vodacom Group Ltd.	110,300	1,294,252
Wilson Bayly Holmes-Ovcon Ltd.	45,200	721,596
Woolworths Holdings Ltd.	152,900	631,715

		74,586,977

South Korea — 6.2%
Amorepacific Corp.	440	419,162
BS Financial Group, Inc.*	23,872	346,018
Celltrion, Inc.	13,000	412,416
Cheil Industries, Inc.	5,790	614,919
Cheil Worldwide, Inc.	20,000	264,369
CJ CheilJedang Corp.	1,250	262,090
Daegu Bank	14,700	241,214
Daelim Industrial Co. Ltd.	2,900	282,875
Daewoo Engineering & Construction Co. Ltd.*	17,390	191,029
Daewoo International Corp.	6,180	209,296
Daewoo Securities Co. Ltd.*	23,000	469,666
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,450	231,253
Dong-A Pharmaceutical Co. Ltd.	1,795	183,272
Dongbu Insurance Co. Ltd.*	5,900	269,465
Dongkuk Steel Mill Co. Ltd.	7,810	281,230
Doosan Corp.	2,880	375,441
Doosan Heavy Industries and Construction Co. Ltd.	5,280	337,897
Doosan Infracore Co. Ltd.*	12,450	346,732
Glovis Co. Ltd.	4,200	597,292
GS Engineering & Construction Corp.	2,700	283,058
GS Holdings	8,860	754,386
Hana Financial Group, Inc.	26,530	1,147,590
Hanjin Heavy Industries & Construction Co. Ltd.*	2,641	78,728
Hanjin Shipping Co. Ltd.	14,226	442,881
Hanjin Shipping Holdings Co. Ltd.	16,197	233,295
Hankook Tire Co. Ltd.	12,760	417,016
Hanwha Chem Corp.	12,780	504,466
Hanwha Corp.	6,710	309,518
Hite Brewery Co. Ltd.	1,347	133,233
Honam Petrochemical Corp.	1,730	611,126
Hynix Semiconductor, Inc.	46,480	1,326,245
Hyosung Corp.	3,370	270,350
Hyundai Department Store Co. Ltd.	2,250	291,262
Hyundai Development Co.	4,380	127,173
Hyundai Engineering & Construction Co. Ltd.	8,160	589,154
Hyundai Heavy Industries Co. Ltd.	5,280	2,493,313
Hyundai Marine & Fire Insurance Co. Ltd.*	7,630	212,843
Hyundai Merchant Marine Co. Ltd.	17,670	554,125
Hyundai Mipo Dockyard	2,100	357,993
Hyundai Mobis	8,100	2,418,296
Hyundai Motor Co.	19,880	3,678,964
Hyundai Securities Co.*	19,220	231,281
Hyundai Steel Co.	8,320	1,061,853
Industrial Bank of Korea	36,230	624,228
Kangwon Land, Inc.	19,530	453,109
KB Financial Group, Inc.	47,488	2,489,229
KCC Corp.	500	165,687
Kia Motors Corp.	27,950	1,758,102
Korea Electric Power Corp.*	42,590	1,044,415
Korea Exchange Bank	36,160	318,763
Korea Gas Corp.	7,250	241,898
Korea Investment Holdings Co. Ltd.*	7,090	270,815
Korea Zinc Co. Ltd.	2,230	811,131
Korean Air Lines Co. Ltd.	5,150	308,920
Korean Reinsurance Co.*	15,453	180,317
KT Corp.	27,890	989,034
KT&G Corp.	17,570	914,579
LG Chem Ltd.	5,798	2,431,360
LG Chem Ltd. (PRFC Shares)	2,200	327,909

LG Corp.	9,030	673,371
LG Display Co. Ltd.	18,450	578,586
LG Electronics, Inc.	11,160	1,068,235
LG Household & Health Care Ltd.	1,470	551,443
LG Innotek Co. Ltd.	1,700	180,546
LG Uplus Corp.	54,990	310,304
LIG Insurance Co. Ltd.*	7,200	175,578
Lotte Shopping Co. Ltd.	1,200	491,180
LS Corp.	3,600	361,001
Macquarie Korea Infrastructure Fund	60,089	284,847
MegaStudy Co. Ltd.	1,080	166,290
Mirae Asset Securities Co. Ltd.*	6,100	260,805
NCSoft Corp.	1,890	431,601
NHN Corp.*	3,800	663,385
Nong Shim Co. Ltd.	690	152,851
OCI Co. Ltd.	2,470	1,112,339
OCI Materials Co. Ltd.	2,600	318,082
ORION Corp.	650	233,762
Poongsan Corp.	1,600	67,460
POSCO	8,550	3,936,141
S-Oil Corp.	4,780	662,346
Samsung C&T Corp.	12,510	818,832
Samsung Card Co.	9,520	481,663
Samsung Electro-Mechanics Co. Ltd.	5,190	555,928
Samsung Electronics Co. Ltd.	12,341	10,485,265
Samsung Engineering Co. Ltd.	2,300	438,215
Samsung Fine Chemicals Co. Ltd.	4,550	331,414
Samsung Fire & Marine Insurance Co. Ltd.*	5,150	1,138,498
Samsung Heavy Industries Co. Ltd.	12,900	469,219
Samsung Life Insurance Co. Ltd.*	11,200	1,051,643
Samsung SDI Co. Ltd.	3,500	536,032
Samsung Securities Co. Ltd.*	6,350	466,575
Samsung Techwin Co. Ltd.	2,449	178,158
Shinhan Financial Group Co. Ltd.	57,827	2,627,901
Shinsegae Co. Ltd.	3,000	713,797
SK Broadband Co. Ltd.*	56,200	243,357
SK C&C Co. Ltd.	3,000	265,828
SK Chemicals Co. Ltd.	5,970	349,400
SK Holdings Co. Ltd.	3,760	565,568
SK Innovation Co. Ltd.	7,550	1,452,254
SK Telecom Co. Ltd.	6,300	939,013
STX Offshore & Shipbuilding Co. Ltd.	4,300	94,667
STX Pan Ocean Co. Ltd.	32,200	290,606
Tong Yang Securities, Inc.*	35,600	255,735
Woongjin Coway Co. Ltd.	7,460	257,405
Woori Finance Holdings Co. Ltd.	46,940	622,614
Woori Investment & Securities Co. Ltd.*	15,280	279,984
Yuhan Corp.	1,548	208,815

		76,991,820

Taiwan — 6.1%
Acer, Inc.	279,731	570,753
Advanced Semiconductor Engineering, Inc.	527,699	572,445
Altek Corp.	117,804	161,444
Ambassador Hotel (The)	218,000	309,136
Asia Cement Corp.	338,906	380,897
Asia Optical Co., Inc.*	99,000	193,580
Asustek Computer, Inc.	59,867	518,122
AU Optronics Corp.*	727,441	635,752
Capital Securities Corp.	429,264	191,958
Catcher Technology Co. Ltd.	98,780	488,752
Cathay Financial Holding Co. Ltd.	1,109,722	1,832,146
Chang Hwa Commercial Bank	847,000	679,754
Cheng Shin Rubber Industry Co. Ltd.	289,887	672,310
Chicony Electronics Co. Ltd.	203,699	365,053
Chimei Innolux Corp.*	687,940	705,334
China Airlines Ltd.*	358,282	206,515
China Development Financial Holding Corp.	1,505,667	606,742
China Motor Corp.	272,000	222,454
China Petrochemical Development Corp.*	237,360	302,285
China Steel Corp.	1,651,763	1,974,375
China Synthetic Rubber Corp.	183,000	173,936
Chinatrust Financial Holding Co. Ltd.	1,522,950	1,294,739
Chipbond Technology Corp.*	148,000	215,660
Chong Hong Construction Co.	134,046	303,132
Chroma ATE, Inc.	94,000	303,674
Chung Hung Steel Corp.*	229,431	138,877
Chunghwa Telecom Co. Ltd.	896,268	2,791,837
Clevo Co.	84,034	170,317
Compal Electronics, Inc.	585,822	581,708
Coretronic Corp.	99,000	159,914
Delta Electronics, Inc.	224,268	888,486
E Ink Holdings, Inc.*	100,000	161,699
E. Sun Financial Holding Co. Ltd.	519,934	327,097
Epistar Corp.	69,229	254,254
Eternal Chemical Co. Ltd.	157,500	185,852
Eva Airways Corp.*	365,122	288,681
Evergreen International Storage & Transport Corp.	144,000	115,077
Evergreen Marine Corp. Taiwan Ltd.*	315,000	261,906
Everlight Electronics Co. Ltd.	104,609	295,971
Far Eastern Department Stores Co. Ltd.	362,920	573,262
Far Eastern International Bank	450,000	204,292
Far Eastern New Century Corp.	497,453	768,852
Far EasTone Telecommunications Co. Ltd.	458,000	685,291
Feng Hsin Iron & Steel Co.	171,660	304,717
First Financial Holding Co. Ltd.	1,023,233	876,863
Formosa Chemicals & Fibre Corp.	538,810	2,042,994
Formosa International Hotels Corp.	17,000	289,630
Formosa Petrochemical Corp.	214,670	704,458
Formosa Plastics Corp.	672,560	2,367,162
Formosa Taffeta Co. Ltd.	162,000	162,791
Foxconn Technology Co. Ltd.	78,471	298,871
Fubon Financial Holding Co. Ltd.	881,418	1,170,468
Giant Manufacturing Co. Ltd.	102,661	417,186
Gintech Energy Corp.	90,899	289,020
Goldsun Development & Construction Co. Ltd.	455,569	200,623
Great Wall Enterprise Co. Ltd.	207,351	221,408
HannStar Display Corp.*	824,274	146,599
Highwealth Construction Corp.	138,000	289,548

Hon Hai Precision Industry Co. Ltd.	832,070	2,914,431
Hotai Motor Co. Ltd.	82,000	241,205
HTC Corp.	76,177	2,979,054
Hua Nan Financial Holdings Co. Ltd.	716,655	536,154
Inotera Memories, Inc.*	278,794	142,210
Inventec Co. Ltd.	597,413	304,735
Kenda Rubber Industrial Co. Ltd.	196,534	244,611
KGI Securities Co. Ltd.	390,000	186,999
Largan Precision Co. Ltd.	11,000	297,757
LCY Chemical Corp.	80,570	231,793
Lite-On Technology Corp.	407,121	501,174
Macronix International	554,157	367,472
MediaTek, Inc.	115,472	1,327,242
Mega Financial Holding Co. Ltd.	1,577,000	1,241,479
Microbio Co. Ltd.*	194,000	295,554
Motech Industries, Inc.	57,644	249,931
Nan Kang Rubber Tire Co. Ltd.*	246,700	375,841
Nan Ya Plastics Corp.	869,350	2,563,129
Nan Ya Printed Circuit Board Corp.	89,000	265,428
Nanya Technology Corp.*	254,178	132,679
Novatek Microelectronics Corp.	82,246	242,208
Pegatron Corp.*	161,133	182,741
Phison Electronics Corp.	70,302	393,269
Polaris Securities Co. Ltd.	392,400	265,545
POU Chen Corp.	569,547	525,843
Powerchip Technology Corp.*	1,317,040	285,296
Powertech Technology, Inc.	70,480	220,741
President Chain Store Corp.	176,648	783,927
Qisda Corp.*	300,500	181,895
Quanta Computer, Inc.	341,319	644,184
Realtek Semiconductor Corp.	88,540	158,975
Richtek Technology Corp.	35,952	248,796
Ritek Corp.*	776,000	232,749
Ruentex Development Co. Ltd.	121,000	196,684
Ruentex Industries Ltd.	189,000	507,745
Sanyang Industrial Co. Ltd.*	183,871	108,485
Shin Kong Financial Holding Co. Ltd.*	942,114	408,480
Shinkong Synthetic Fibers Corp.	826,344	369,525
Siliconware Precision Industries Co.	460,350	576,093
Simplo Technology Co. Ltd.	31,460	196,849
Sincere Navigation	124,000	135,358
Sino-American Silicon Products, Inc.	83,510	356,401
SinoPac Financial Holdings Co. Ltd.	1,027,000	462,746
Solar Applied Materials Technology Co.	66,096	154,190
Synnex Technology International Corp.	199,889	466,305
T JOIN Transportation Co.	266,000	266,393
Tainan Spinning Co. Ltd.	606,900	403,479
Taishin Financial Holding Co. Ltd.*	1,018,459	576,653
Taiwan Business Bank*	676,000	268,961
Taiwan Cement Corp.	686,562	828,829
Taiwan Cooperative Bank	685,630	538,590
Taiwan Fertilizer Co. Ltd.	103,000	302,977
Taiwan Glass Industrial Corp.	253,567	320,769
Taiwan Mobile Co. Ltd.	496,000	1,167,198
Taiwan Semiconductor Manufacturing Co. Ltd.	2,478,814	5,951,210
Taiwan TEA Corp.	324,000	185,653
Tatung Co. Ltd.*	1,355,000	311,028
Teco Electric and Machinery Co. Ltd.	454,000	318,039
Tong Yang Industry Co. Ltd.	145,000	208,576
Transcend Information, Inc.	57,719	157,809
Tripod Technology Corp.	90,341	397,843
TSRC Corp.	179,000	459,575
TTY Biopharm Co. Ltd.	49,000	259,109
Tung Ho Steel Enterprise Corp.	187,381	217,607
U-Ming Marine Transport Corp.	74,000	157,530
Uni-President Enterprises Corp.	936,053	1,282,809
Unimicron Technology Corp.	238,610	405,710
United Microelectronics Corp.	1,395,280	725,955
Walsin Lihwa Corp.*	556,000	292,119
Wan Hai Lines Ltd.*	384,700	269,492
Waterland Financial Holdings Co. Ltd.	473,925	258,667
Wei Chuan Food Corp.	165,000	183,480
Wintek Corp.*	205,000	363,202
Wistron Corp.	262,218	415,533
WPG Holdings Ltd.	126,251	212,518
Yageo Corp.	405,000	197,635
Yieh Phui Enterprise Co. Ltd.	312,553	120,104
Young Fast Optoelectronics Co. Ltd.	58,765	431,647
Young Optics, Inc.	31,000	131,774
Yuanta Financial Holding Co. Ltd.	1,479,000	1,063,739
Yulon Motor Co. Ltd.	356,053	657,463
Zinwell Corp.	145,074	264,430

		76,794,672

Thailand — 3.0%
Advanced Info Service PCL	902,900	2,686,758
Airports of Thailand PCL	225,200	268,051
Asian Property Development PCL	1,454,000	302,867
Bangkok Bank PCL	161,700	927,590
Bangkok Dusit Medical Services PCL	116,000	198,479
Bangkok Expressway PCL	423,100	264,394
Bank of Ayudhya PCL	1,090,500	894,177
Banpu PCL	35,900	911,595
BEC World PCL	544,000	607,042
Bumrungrad Hospital PCL	351,500	441,627
Calcomp Electronics Thailand PCL	2,615,800	273,299
Central Pattana PCL	234,500	220,970
Charoen Pokphand Foods PCL	1,476,800	1,257,319
CP ALL PCL	1,097,500	1,451,480
Delta Electronics Thai PCL	380,700	336,708
Electricity Generating PCL	209,600	660,089
Esso Thailand PCL	680,000	245,065
Glow Energy PCL	467,600	649,337
Hana Microelectronics PCL	549,600	436,118
Indorama Ventures PCL	746,888	1,296,466
IRPC PCL	3,010,100	572,262
Italian-Thai Development PCL*	2,910,000	404,100
Kasikornbank PCL	413,400	1,797,391
Khon Kaen Sugar Industry PCL	550,900	245,897
Kiatnakin Bank PCL	93,500	108,973
Krung Thai Bank PCL	946,500	575,817
Land & Houses PCL	1,734,300	398,525
Minor International PCL	803,460	318,781
Precious Shipping PCL	633,500	379,116
Pruksa Real Estate PCL	352,400	214,388

PTT Aromatics & Refining PCL	455,400	560,874
PTT Chemical PCL	140,500	687,519
PTT Exploration & Production PCL	382,700	2,302,906
PTT PCL	297,400	3,480,893
Quality Houses PCL	3,525,000	263,399
Ratchaburi Electricity Generating Holding PCL	289,700	363,981
Robinson Department Store PCL	349,300	288,725
Sahaviriya Steel Industries PCL*	6,106,680	260,460
Siam Cement PCL (The)	113,200	1,418,509
Siam City Cement PCL	38,400	264,083
Siam Commercial Bank PCL	547,000	1,917,077
Siam Makro PCL	60,000	289,635
Sino Thai Engineering & Construction PCL	171,100	75,240
Thai Airways International PCL	468,700	585,003
Thai Beverage PCL	5,169,000	1,189,219
Thai Oil PCL	274,600	755,842
Thai Tap Water Supply PCL	1,313,800	258,460
Thai Union Frozen Products PCL	212,100	322,586
Thai Vegetable Oil PCL	360,000	318,400
Thanachart Capital PCL	218,600	234,898
Thoresen Thai Agencies PCL	241,120	149,878
Tisco Financial Group PCL	225,000	291,990
TMB Bank PCL*	8,053,600	628,418
Total Access Communication PCL (SET)	217,200	344,705
Total Access Communication PCL (SGX)	335,200	531,800
True Corp. PCL*	2,919,300	564,652

		37,693,833

Turkey — 3.2%
Adana Cimento Sanayii TAS (Class A Stock)	47,928	168,860
Akbank TAS	554,067	2,691,299
Akcansa Cimento A/S	45,400	215,231
Akenerji Elektrik Uretim A/S*	42,562	98,960
Aksa Akrilik Kimya Sanayii	115,000	271,105
Albaraka Turk Katilim Bankasi A/S*	98,000	145,980
Anadolu Efes Biracilik Ve Malt Sanayii A/S	94,500	1,337,279
Arcelik A/S	170,095	786,554
Asya Katilim Bankasi A/S	377,100	735,126
Aygaz A/S	60,384	384,036
Bagfas Bandirma Gubre Fabrik*	3,400	396,360
BIM Birlesik Magazalar A/S	42,200	1,421,197
Cimsa Cimento Sanayi VE Tica	35,400	232,706
Coca-Cola Icecek A/S	30,700	384,732
Dogan Sirketler Grubu Holdings*	616,526	479,150
Dogan Yayin Holding*	220,000	282,115
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	195,488
Enka Insaat ve Sanayi A/S	429,156	1,656,531
Eregli Demir ve Celik Fabrikalari TAS*	520,892	1,396,647
Eregli Demir ve Celik Fabrikalari TAS(Bonus Shares)*	179,057	449,946
Finansbank A/S*	61,653	211,625
Ford Otomotiv Sanayi A/S	27,600	263,657
GSD Holding*	160,000	101,551
Gubre Fabrikalari TAS*	20,400	204,786
Haci Omer Sabanci Holding A/S	280,488	1,304,300
Hurriyet Gazetecilik A/S	184,250	241,045
Ihlas Holding A/S*	458,900	647,908
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	645,200	363,540
KOC Holding A/S	571,132	2,655,826
Koza Altin Isletmeleri A/S	34,900	457,709
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	150,740
Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A/S*	79,400	81,763
Petkim Petrokimya Holding A/S*	215,873	328,553
Petrol Ofisi	71,610	319,081
Sekerbank TAS	260,938	292,362
Sinpas Gayrimenkul Yatirim Ortakligi A/S*	216,900	289,378
TAV Havalimanlari Holding A/S*	102,200	487,155
Tekfen Holding A/S	127,496	500,389
Tofas Turk Otomobil Fabrikasi A/S	70,800	399,842
Trakya Cam Sanayi A/S*	198,106	463,173
Tupras Turkiye Petrol Rafinerileri A/S	78,300	2,302,270
Turk Ekonomi Bankasi A/S	139,200	193,828
Turk Hava Yollari*	304,457	847,878
Turk Sise ve Cam Fabrikalari A/S*	226,400	510,263
Turk Telekomunikasyon A/S	329,700	1,656,988
Turkcell Iletisim Hizmet A/S	472,600	2,797,554
Turkiye Garanti Bankasi A/S	771,300	3,606,610
Turkiye Halk Bankasi A/S	105,000	812,636
Turkiye Is Bankasi (Class C Stock)	441,162	1,411,444
Turkiye Sinai Kalkinma Bankasi A/S	183,749	321,312
Turkiye Vakiflar Bankasi Tao (Class D Stock)	175,000	437,486
Ulker Biskuvi Sanayi A/S	70,200	255,512
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	245,254
Yapi ve Kredi Bankasi A/S*	297,748	854,262
Yazicilar Holding A/S (Class A Stock)	39,100	341,861

		40,088,843

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank*	1,629,000	1,104,407
Abu Dhabi National Hotels(g)	678,793	502,707
Air Arabia	4,349,500	900,039
Aldar Properties PJSC	1,977,600	818,447
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	2,599,700	1,196,241
Aramex Co.*	352,000	172,514
Bank of Sharjah(g)	627,800	324,776
Dana Gas PJSC*	10,676,340	1,889,489
DP World Ltd.*	5,757,100	3,425,474
Dubai Financial Market	2,050,000	731,196
Dubai Investments PJSC	1,058,200	243,463
Dubai Islamic Bank PJSC	707,251	427,499
Emaar Properties PJSC*	3,499,000	3,077,196
Emirates NBD PJSC	90,530	81,588
First Gulf Bank PJSC	286,210	1,246,848
Gulf Cement Co. PSC(g)	260,300	91,427

National Bank of Abu Dhabi PJSC(g)	844,401	2,239,321
National Central Cooling Co. PJSC*	483,458	150,062
RAK Properties PJSC*	3,115,700	330,848
Ras Al Khaimah Cement Co.*	1,674,500	355,622
Sorouh Real Estate Co.*	570,555	205,060
Tamweel PJSC*	68,700	—
Union National Bank PJSC/ Abu Dhabi(g)	1,097,393	872,476
Waha Capital PJSC	644,820	143,966

		20,530,666

TOTAL COMMON STOCKS (cost $995,113,880)		1,208,728,385

EXCHANGE TRADED FUND — 0.9%

United States
iShares MSCI Emerging Markets Index Fund (cost $11,076,683)(a)	237,616	11,569,523

	Units
WARRANTS*(l) — 1.6%

Malaysia
Kulim Malaysia Bhd, expiring 02/27/16	59,300	19,187

Saudi Arabia — 0.8%
Al Albdullatif Industrial, expiring 07/06/12	12,500	90,661
Al Rajhi Bank, expiring 04/30/12	44,500	922,572
Alinma Bank, expiring 06/04/12	34,000	89,301
Almari Co. Ltd., expiring 03/27/12	27,700	705,380
Arab National Bank, expiring 06/04/12	13,861	128,621
Banque Saudi Fransi, expiring 04/30/12	37,400	480,683
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	138,436
Etihad Etisalat Co., expiring 04/02/12	64,500	885,741
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	17,000	196,280
Jarir Marketing Co., expiring 06/04/12	2,500	95,660
Kayan Petrochemical Co., expiring 06/04/12	33,600	166,645
Makkah Construction & Develpoment, expiring 03/15/13	30,000	241,584
Mobile Telecommunications Co., expiring 06/04/12	57,400	105,609
National Industrialization, expiring 05/14/12	65,720	648,394
Rabigh Refining, expiring 04/02/12	14,600	95,964
Riyad Bank, expiring 06/11/12	52,200	367,464
Samba Financial Group, expiring 04/30/12	18,200	275,408
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	98,541
Saudi Arabian Fertilizer Co., expiring 06/04/12	8,500	424,972
Saudi Arabian Mining Co., expiring 06/25/12	46,900	307,643
Saudi Basic Industries Corp., expiring 03/26/12	7,200	202,067
Saudi British Bank, expiring 10/02/12	11,700	140,391
Saudi Cement HSBC, expiring 08/13/12	17,000	239,117
Saudi Ceramic, expiring 08/16/13	5,900	215,139
Saudi Electricity, expiring 06/25/12	111,400	411,410
Saudi Industries Investment Group, expiring 06/11/12	23,200	143,521
Saudi Internaional Petroleum, expiring 09/21/12	42,130	249,955
Saudi Telecom Co., expiring 05/21/12	38,000	390,107
Saudic Basic Industries Corp., expiring 03/26/12	31,000	870,009
Savola, expiring 04/20/12	63,700	473,896
Yanbu National Petrochemical, expiring 01/07/13	20,000	257,050

		10,058,221

Vietnam — 0.8%
Baoviet Holdings, expiring 10/15/19	103,700	369,604
DIG VN, expiring 07/27/15	99,000	126,473
FPT Corp., expiring 01/13/15	276,266	674,061
GEMADEPT Corp., expiring 12/03/14	125,667	174,350
Hagl JSC, expiring 03/03/15	254,100	548,256
HCM City Infrastructure Investment JSC, expiring 12/18/14	132,000	227,973
Hoa Phat Group JSC, expiring 03/03/15	276,100	462,313
Kinh Bac City Development Share Holding Corp., expiring 12/18/14	135,000	179,548
Kinh Do JSC, expiring 12/08/14	349,425	717,155
PetroVetnam Drilling & Well Services JSC, expiring 12/15/14	220,273	525,852
PetroVietnam Fertilizer & Chemical JSC, expiring 12/09/14	395,700	664,469
PetroVietnam, expiring 12/08/14	371,100	374,607
Pha Lai Thermal Power JSC, expiring 01/13/15	507,210	242,655
Refrigeration Electrical Engineering Corp., expiring 04/07/15	401,080	249,446
Saigon Securities, Inc., expiring 12/03/14	371,600	400,000
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	354,300	847,506
Tan Tao Investment Industry Corp., expiring 12/16/14	607,100	400,812
Vietnam Construction, expiring 12/08/14	416,069	420,000
Vietnam Dairy Products JSC, expiring 09/29/14	142,720	628,166
Vincom JSC, expiring 12/16/14	257,100	1,611,296
Vinh Son — Song Hinh Hydropower JSC, expiring 11/17/14	257,985	135,765

		9,980,307

TOTAL WARRANTS (cost $21,852,464)		20,057,715

RIGHTS*(l)

Bulgaria
Industrial Holding Bulgaria PLC, expiring 03/31/11	72,512	920

Chile
Banco de Chile, expiring 04/29/11	1,016,475	—
Sociedad de Inversiones Pampa Calichera SA, expiring 04/28/11	19,628	3,493
Sociedad Matriz Banco de Chile, expiring 04/29/11	34,077	—

		3,493

Pakistan
DG Khan Cement Co. Ltd., expiring 05/23/11	93,660	6,284

Philippines
Robinsons Land Corp., expiring 04/15/11	564,000	19,753

TOTAL RIGHTS (cost $0)		30,450

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BOND

India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003)
9.25%	03/24/14	NR	$145	16,212

TOTAL LONG-TERM INVESTMENTS (cost $1,028,059,030)				1,240,402,285

	Shares
SHORT-TERM INVESTMENT — 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,566,433; includes $28,429,226 of cash collateral for securities on loan)(b)(w)	44,566,433	44,566,433

TOTAL INVESTMENTS(o) — 102.7% (cost $1,072,625,463)		1,284,968,718

Liabilities in excess of other assets — (2.7)%		(34,006,132)

NET ASSETS — 100.0%		$1,250,962,586

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHIX	European Equity Exchange

GDR	Global Depositary Receipt

LX	Luxembourg Stock Exchange

MSCI	Morgan Stanley Capital International

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PRFC	Preference Shares

QMTF	Quote Multilateral Trading Facility

SET	Stock Exchange of Thailand

SGX	Singapore Stock Exchange

XLON	London Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,915,408; cash collateral of $28,429,226 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, 62 securities representing $22,835,026 and 1.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$9,122,962	$—	$—
Botswana	2,196,313	—	3,321,489
Brazil	79,818,462	—	276,544
Bulgaria	2,983,983	—	59,636
Chile	40,374,562	—	—
China	121,032,136	—	180,304
Colombia	18,173,584	—	—
Croatia	9,686,307	—	—
Czech Republic	18,652,683	—	—
Egypt	21,133,380	—	—
Estonia	5,067,848	—	—
Ghana	2,605,582	—	—
Hungary	20,263,631	—	—
India	84,438,748	—	—
Indonesia	37,790,573	—	—
Jordan	8,860,712	—	205,747
Kazakhstan	9,521,222	—	—
Kenya	9,182,501	—	—
Kuwait	17,492,412	—	612,417
Latvia	1,180,417	—	—
Lebanon	2,965,228	—	543,907
Lithuania	1,958,782	—	359,637
Malaysia	36,421,257	—	—
Mauritius	3,672,585	—	—
Mexico	72,855,127	—	—
Morocco	17,640,884	—	84,523
Nigeria	9,186,764	—	—
Oman	8,111,508	—	996,318
Pakistan	10,352,341	—	—
Peru	19,782,459	—	—
Philippines	19,047,258	—	—
Poland	36,590,692	—	—
Qatar	19,467,715	—	—
Romania	12,080,663	—	—
Russia	73,841,042	809,664	939,737
Slovenia	10,099,328	—	—
South Africa	74,147,251	—	439,726
South Korea	76,991,820	—	—
Taiwan	76,483,644	—	311,028
Thailand	37,693,833	—	—
Turkey	40,088,843	—	—
United Arab Emirates	19,936,532	—	594,134
Exchange Traded Fund — United States	11,569,523	—	—
Warrants:
Malaysia	19,187	—	—
Saudi Arabia	—	9,962,257	95,964
Vietnam	—	9,980,307	—
Rights:
Bulgaria	920	—	—
Chile	—	3,493	—
Pakistan	—	6,284	—
Philippines	—	19,753	—
Corporate Bond — India	—	—	16,212
Affiliated Money Market Mutual Fund	44,566,433	—	—

Total	$1,255,149,637	$20,781,758	$9,037,323

Commercial Banks	14.8%
Telecommunications	10.7
Oil, Gas & Consumable Fuels	9.1
Metals & Mining	8.0
Diversified Financial Services	4.0
Affiliated Money Market Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	3.6
Chemicals	3.0
Food	2.9
Retail & Merchandising	2.8
Diversified Operations	2.6
Electric	2.5
Engineering/Construction	2.4
Semiconductors	1.9
Financial Services	1.8
Beverages	1.8
Pharmaceuticals	1.7
Electronic Components & Equipment	1.7
Internet Software & Services	1.6
Building Materials	1.5
Insurance	1.4
Automobile Manufacturers	1.4
Real Estate	1.3
Banks	1.3
Commercial Services	1.2
Oil & Gas	1.2
Agriculture	1.0
Transportation	0.9
Exchange Traded Fund	0.9
Computers	0.9
Media & Entertainment	0.8
Computer Services & Software	0.8
Electric — Generation	0.8
Coal	0.8
Airlines	0.7
Electric — Integrated	0.7
Financial — Bank & Trust	0.7
Investment Companies	0.6
Holding Companies	0.5
Tobacco	0.5
Auto Parts & Equipment	0.4
Paper & Forest Products	0.4
Entertainment & Leisure	0.4
Hotels & Motels	0.3
Machinery	0.3
Real Estate Operation & Development	0.3
Consumer Products & Services	0.3
Steel	0.3
Apparel	0.3
Computers & Peripherals	0.3
Marine	0.2
Textiles	0.2
Diversified Manufacturing	0.2
Distribution/Wholesale	0.2
Home Furnishings	0.2
Manufacturing	0.2
Cosmetics/Personal Care	0.2
Gas	0.2
Medical Supplies & Equipment	0.2
Electronics	0.1
Real Estate Investment Trusts	0.1
Water	0.1
Energy — Alternate Sources	0.1
Healthcare Products & Services	0.1
Biotechnology	0.1
Advertising	0.1
Aerospace & Defense	0.1

102.7
Liabilities in excess of other assets	(2.7)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 3.0%

Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.25	%(c)	10/25/37		$4,234	$2,818,207
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.35	%(c)	06/25/37		2,726	2,478,433
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.32	%(c)	06/25/47		187	184,771
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.95	%(c)	07/25/32		3	2,112
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.99	%(c)	08/25/32		98	73,422
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.37	%(c)	07/25/37		1,613	1,449,142
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.16	%(c)	10/26/26		1,912	1,904,332
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.32	%(c)	08/25/37		2,343	1,541,703
Ford Auto Securitization Trust, Series 2010-R3A, Class A1, 144A (Canada)	AAA(d)	1.926%		06/15/13	CAD	6,240	6,442,525
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.675	%(c)	06/15/12		1,284	1,286,255
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.755	%(c)	05/15/13		6,430	6,488,729
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.544	%(c)	01/20/34		2,126	1,946,470
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.53	%(c)	10/25/34		23	19,323
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	NR	3.00%		04/20/17	EUR	1,717	2,429,072
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.75	%(c)	12/25/33		401	344,314
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.61	%(c)	11/25/34		207	174,012
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.38	%(c)	05/25/37		2,005	1,595,986
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	0.303	%(c)	10/25/16		257	256,599
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.05	%(c)	10/25/37		441	438,214

TOTAL ASSET-BACKED SECURITIES (cost $34,684,324)							31,873,621

BANK LOANS(c)(g) — 0.8%

Ford Motor Corp., Term B1	Baa3	3.01%		12/15/13		827	826,004
HCA, Inc., Term A-1	Ba3	1.557%		11/17/12		4,000	3,972,708
HCA, Inc., Term B-1	Ba3	2.557%		11/17/13		1,500	1,492,032
HCA, Inc., Term B-1	Ba3	2.557%		11/18/13		554	551,316
HCA, Inc., Term B-2	Ba3	3.557%		03/31/17		1,329	1,325,532

TOTAL BANK LOANS (cost $8,182,789)							8,167,592

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%

Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.005	%(c)	11/15/15		3,765	3,562,093
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 2A, 144A	NR	4.23%		02/22/41		53	54,874
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 3A, 144A	NR	4.23%		02/22/41		40	40,454
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 4A, 144A	NR	4.23%		04/22/36		130	129,884
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 5A, 144A	NR	4.23%		05/22/35		130	130,853

Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 6A, 144A	NR	4.23%		06/22/35	97	98,366
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 11A, 144A	NR	4.23%		12/22/35	78	79,154
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 15A, 144A	NR	4.23%		05/22/33	33	33,128
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 16A, 144A	NR	4.23%		08/22/33	100	100,742
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 17A, 144A	NR	4.23%		08/22/33	30	30,232
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 18A, 144A	NR	4.23%		08/22/33	350	351,003
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 19A, 144A	NR	4.23%		06/22/38	96	97,165
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 20A, 144A	NR	4.23%		12/22/35	192	196,461
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 22A, 144A	NR	4.23%		09/22/35	14	13,667
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 23A, 144A	NR	4.23%		04/22/34	34	33,867
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 24A, 144A	NR	4.23%		04/22/35	44	43,721
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 25A, 144A	NR	4.23%		05/22/34	240	244,746
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.23%		05/22/34	170	174,961
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A	NR	4.23%		12/22/32	80	79,938
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 34A, 144A	NR	4.23%		12/22/28	60	59,679
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 35A, 144A	NR	4.23%		11/22/33	530	535,622
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 36A, 144A	NR	4.23%		03/22/31	98	99,831
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 37A, 144A	NR	4.23%		03/22/34	30	30,739
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 39A, 144A	NR	4.23%		03/22/34	16	15,798
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 41A, 144A	NR	4.23%		12/22/35	100	100,002
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 43A, 144A	NR	4.23%		11/22/36	150	152,156
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 44A, 144A	NR	4.23%		04/22/34	100	102,521
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46	4,467	4,453,795
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	204	204,484
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.797	%(c)	07/09/21	5,199	4,943,475

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,084,148)						16,193,411

CONVERTIBLE BOND

Healthcare Products
Medtronic, Inc., Sr. Unsec’d. Notes (cost $300,008)	A1	1.50%		04/15/11	300	300,000

CORPORATE OBLIGATIONS — 55.9%

Airlines — 0.2%
Southwest Airlines Co., First Mortgage, 144A	BBB+(d)	10.50%		12/15/11	2,000	2,117,038

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes	A3	7.30%		01/15/12	600	630,234
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.75%		09/08/11	900	919,582

						1,549,816

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.00%		10/15/12		7,100	7,303,387
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13		3,000	2,957,604

							10,260,991

Biotechnology — 0.5%
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%		07/15/17		4,500	4,753,125

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		1,752	1,835,341

Electric — 1.6%
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	5.55%		04/01/11		1,000	1,000,000
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.709	%(c)	03/16/12		2,000	2,004,888
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	5.625%		09/01/11		2,190	2,233,886
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g)	Baa1	2.50%		08/15/15		1,500	1,464,660
Southern Co., Sr. Unsec’d. Notes	Baa1	0.703	%(c)	10/21/11		10,200	10,224,847

							16,928,281

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.45%		09/14/12		2,000	2,073,804

Financial — Bank & Trust — 25.4%
American Express Bank FSB, FDIC Gtd. Notes, MTN	Aaa	1.239	%(c)	12/09/11		10,000	10,071,800
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		2,600	2,788,601
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.406	%(c)	06/12/12		5,300	5,284,349
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes, 144A	Aaa	0.312	%(c)	05/25/12		8,200	8,209,994
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	4.50%		01/22/15		2,000	2,083,000
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	4.50%		01/20/16	EUR	5,600	7,852,158
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	4.25%		01/14/16		1,900	1,895,250
Banco Santander Brazil SA, Notes, 144A (Brazil)	BBB-(d)	2.409	%(c)	03/18/14		8,700	8,699,913
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.553	%(c)	04/20/12		3,200	3,199,053
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.903	%(c)	01/19/16		1,900	1,891,215
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	3.75%		09/22/15		4,500	4,486,950
Banco Votorantim Nassau, Sr. Notes (Brazil)	Baa2	3.309	%(c)	03/28/14		4,400	4,400,748
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	5.25%		02/11/16		5,400	5,541,936
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	1.021	%(c)	12/02/11		16,200	16,289,537
BBVA US Senior SAU, Bank Gtd. Notes, 144A (Spain)	Aa2	0.493	%(c)	05/24/11		5,000	4,999,190
BPCE SA, Sr. Unsec’d. Notes, 144A (France)	Aa3	2.375%		10/04/13		6,700	6,645,636
Canadian Imperial Bank of Commerce, Covered Bonds Bonds, 144A (Canada)	Aaa	2.60%		07/02/15		4,000	4,022,184
Cie de Financement Foncier, Covered Bonds Bonds, 144A (France)	Aaa	1.053	%(c)	07/23/12		4,800	4,794,240
Cie de Financement Foncier, Covered Bonds Bonds, 144A (France)	Aaa	1.625%		07/23/12		5,000	5,010,870
CIT Group, Inc., Sec’d. Notes, 144A	B3	5.25%		04/01/14		7,200	7,245,144
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	0.859	%(c)	03/19/13		5,000	5,009,290
Credit Agricole SA, Notes, 144A (France)	Aa1	0.654	%(c)	02/02/12		2,400	2,393,400
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.663	%(c)	05/24/12		6,000	5,990,556
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.573	%(c)	04/24/12		1,500	1,497,798
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.66	%(c)	09/14/12		6,000	5,970,726
ICICI Bank Ltd., Bonds, 144A (India)	Baa2	2.063	%(c)	02/24/14		10,600	10,443,544
ING Bank NV, Sr. Notes, 144A (Netherlands)	Aa3	1.623	%(c)	10/18/13		7,900	7,933,322
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A (Italy)	Aa2	6.50%		02/24/21		5,300	5,561,926
Korea Development Bank, Sr. Unsec’d. Notes (South Korea)	A1	5.30%		01/17/13		4,700	4,961,320
Korea Development Bank, Sr. Unsec’d. Notes (South Korea)	A1	5.75%		09/10/13		2,500	2,699,312
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.123	%(c)	04/01/11		7,700	7,700,000

Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.303	%(c)	04/02/12		18,000	18,160,254
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.30%		04/01/11		22,900	22,900,000
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Aa3	4.75%		07/15/11		5,700	5,763,977
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.203	%(c)	01/14/14		6,600	6,663,281
Realkredit Danmark A/S, Covered Bonds (Denmark)	AAA(d)	2.00%		01/01/12	DKK	20,000	3,809,150
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.45%		10/20/11		6,300	6,338,701
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	0.941	%(c)	12/02/11		4,800	4,816,421
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	2.65%		04/23/12		3,900	3,983,944
Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom)	Aa3	2.733	%(c)	08/23/13		4,900	5,032,976
Stadshypotek AB, Covered Bonds Bonds, 144A (Sweden)	Aaa	0.857	%(c)	09/30/13		3,100	3,100,029
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	0.753	%(c)	01/14/13		8,200	8,192,399
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	1.304	%(c)	01/28/14		2,100	2,119,211
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.413	%(c)	02/23/12		2,900	2,923,168

							269,376,473

Financial Services — 13.0%
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	0.309	%(c)	12/19/12		3,000	3,002,970
Ally Financial, Inc., Gtd. Notes	B1	3.512	%(c)	02/11/14		7,300	7,317,761
Ally Financial, Inc., Gtd. Notes, 144A	B1	6.25%		12/01/17		600	611,250
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.50%		09/15/20		2,400	2,559,000
American Express Co., Sr. Unsec’d. Notes	A3	5.25%		09/12/11		1,000	1,019,883
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	539,852
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.434	%(c)	03/16/12		5,764	5,748,379
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.312	%(c)	08/13/13		1,000	1,029,384
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		7,800	8,346,133
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13		8,900	9,730,859
Countrywide Financial Corp., Gtd. Notes, MTN	A2	0.751	%(c)	05/07/12		2,800	2,790,900
DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland)	Aaa	1.003	%(c)	07/16/13		3,000	2,996,817
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.553	%(c)	01/12/12		9,000	8,957,187
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.71	%(c)	03/05/13		5,000	4,966,220
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.784	%(c)	04/29/14		3,000	2,982,831
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.959	%(c)	09/23/11		9,150	9,171,379
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.56	%(c)	06/15/11		4,000	4,030,320
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.50%		08/01/12		1,450	1,546,086
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.80%		06/01/12		594	629,829
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.309	%(c)	12/21/12		5,000	5,009,235
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.56	%(c)	12/07/12		4,000	4,018,676
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	1.875%		09/16/13		850	849,708
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50%		02/15/19		2,500	2,903,960
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	1.021	%(c)	12/02/11		900	905,152
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.011	%(c)	12/23/11		4,200	1,065,750
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38		2,100	210
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.60%		01/20/12		1,300	1,321,965
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.54	%(c)	06/05/12		800	796,582
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14		10,000	10,700,080
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13		2,400	2,550,881
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	0.51	%(c)	04/19/12		3,000	3,000,933
National City Bank, Sub. Notes	A3	6.20%		12/15/11		2,500	2,594,242
Nykredit Realkredit A/S, Covered Bonds (Denmark)	AAA(d)	4.00%		01/01/12	DKK	50,000	9,650,888
Societe Generale Societe de Credit Fonciere, Covered Bonds (France)	Aaa	1.089	%(c)	06/19/13		5,000	5,005,600
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12		5,400	5,530,826
Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands)	A3	1.625%		08/12/13		4,000	4,015,648

							137,897,376

Food — 0.9%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		02/11/13	2,384	2,579,431
WM Wrigley Jr. Co., Sec’d. Notes, 144A	Baa2	2.45%		06/28/12	4,400	4,414,942
Woolworths Ltd., Sr. Unsec’d. Notes, 144A (Australia)	A3	2.55%		09/22/15	2,400	2,367,924

						9,362,297

Home Builders — 1.9%
D.R. Horton, Inc., Gtd. Notes	Ba3	6.50%		04/15/16	2,500	2,612,500
D.R. Horton, Inc., Gtd. Notes	Ba3	6.875%		05/01/13	5,100	5,457,000
Lennar Corp., Gtd. Notes	B3	5.60%		05/31/15	9,195	9,057,075
Pulte Homes, Inc., Gtd. Notes	B1	5.20%		02/15/15	3,000	2,977,500

						20,104,075

Insurance — 2.4%
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.75%		11/30/13	5,800	5,892,742
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.25%		08/15/18	3,500	4,093,387
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.45%		05/18/17	1,900	1,950,424
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.561	%(c)	08/06/13	200	202,142
Metropolitan Life Global Funding I, SR Sec’d. Notes, 144A	Aa3	0.56	%(c)	03/15/12	7,700	7,702,764
Monumental Global Funding III, SR Sec’d. Notes, 144A	A1	0.473	%(c)	01/25/13	1,600	1,580,203
Monumental Global Funding III, SR Sec’d. Notes, 144A	A1	0.503	%(c)	01/15/14	2,000	1,927,178
Sun Life Financial Global Funding LP, Sr. Unsec’d. Notes, 144A	A1	0.472	%(c)	07/06/11	2,500	2,500,063

						25,848,903

Investment Companies — 0.6%
FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.68	%(c)	06/13/13	6,000	5,994,822

Media — 0.4%
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%		04/01/11	2,330	2,330,000
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11	2,250	2,295,000

						4,625,000

Metals & Mining — 0.5%
CSN Islands XI Corp., Gtd. Notes, 144A (Cayman Islands)	Ba1	6.875%		09/21/19	1,200	1,332,000
CSN Resources SA, Gtd. Notes, 144A (Luxembourg)	Ba1	6.50%		07/21/20	2,600	2,769,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.25%		04/01/15	1,000	1,042,500

						5,143,500

Oil & Gas — 2.7%
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	1.55%		08/11/11	900	903,217
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	3.125%		03/10/12	5,000	5,109,890
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	6.30%		11/01/11	2,500	2,582,325
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.00%		07/15/15	1,150	1,175,367
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	5,300	6,247,110
Qatar Petroleum, Unsub. Notes, 144A (Qatar)	Aa2	5.579%		05/30/11	167	167,669
Reliance Holdings USA, Inc., Gtd. Notes(g)	Baa2	4.50%		10/19/20	300	282,633
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	0.659	%(c)	06/22/12	4,500	4,517,581
Total Capital SA, Gtd. Notes (France)	Aa1	3.00%		06/24/15	3,000	3,061,944
Transocean, Inc., Gtd. Notes (Cayman Islands)	Baa3	4.95%		11/15/15	4,100	4,332,909

						28,380,645

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%		05/15/11		2,360	2,374,750

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	0.709	%(c)	12/19/11		4,000	4,010,928

Pipelines — 1.0%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13		2,600	2,824,635
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12		7,715	8,150,095

							10,974,730

Savings & Loan — 0.9%
Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.494	%(c)	05/17/12		10,000	9,988,110

Telecommunications — 1.8%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	3.625%		03/30/15		2,400	2,469,518
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.55%		02/01/14		3,300	3,623,532
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,712,121
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/11		2,200	2,260,500
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.913	%(c)	07/18/11		3,500	3,500,448
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		11/15/13		1,900	2,006,290
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	2.582%		04/26/13		4,000	4,038,208

							19,610,617

TOTAL CORPORATE OBLIGATIONS (cost $591,275,301)							593,210,622

FOREIGN GOVERNMENT BONDS — 3.4%

Australia Government Bond, Series 126, Sr. Unsec’d. Notes (Australia)	Aaa	4.50%		04/15/20	AUD	4,800	4,626,477
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	562	347,244
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	5,900	3,293,141
Eksportfinans ASA, Notes (Norway)	Aa1	2.00%		09/15/15		100	97,822
Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	AAA(d)	3.375%		11/15/11		6,000	6,106,638
Norway Government Bond, Series 470, Bonds (Norway)	Aaa	6.50%		05/15/13	NOK	14,400	2,796,903
Republic of Korea, Sr. Unsec’d. Notes (South Korea)	A1	4.25%		06/01/13		4,270	4,461,932
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12		14,600	14,828,474

TOTAL FOREIGN GOVERNMENT BONDS (cost $35,499,732)							36,558,631

MUNICIPAL BONDS — 0.6%

California — 0.5%
State of California, General Obligation Bonds	A1	4.85%		10/01/14		800	831,176
State of California, General Obligation Bonds	A1	5.65	%(c)	04/01/39		3,900	4,089,891

							4,921,067

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	Aa3	1.31	%(c)	06/15/13		1,000	999,010
New Jersey Transportation Trust Fund Authority, Revenue Bonds	Aa3	6.875%		12/15/39		500	508,345

							1,507,355

TOTAL MUNICIPAL BONDS (cost $6,254,572)							6,428,422

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.2%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	2.859	%(c)	01/25/34	507	508,781
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	2.864	%(c)	02/25/34	544	487,475
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	3.127	%(c)	11/25/34	4,534	3,854,714
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	A1	2.29	%(c)	08/25/35	665	639,048
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.663	%(c)	01/25/36	3,719	2,144,146
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.987	%(c)	09/25/35	2,536	1,969,224
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	2.683	%(c)	01/26/36	4,103	2,726,487
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.222	%(c)	12/26/46	4,195	2,973,040
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.50%		11/25/35	5,900	5,355,961
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.51	%(c)	08/25/35	1,223	1,155,345
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.21	%(c)	08/25/35	280	266,955
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	205	210,310
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.65	%(c)	08/25/18	166	161,627
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50	%(c)	01/25/34	373	376,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.59	%(c)	02/25/35	1,031	779,912
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.54	%(c)	04/25/35	1,719	1,146,726
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	3.291	%(c)	04/25/35	1,375	897,010
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.59	%(c)	06/25/35	2,771	2,346,163
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	57	59,649
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	2.52	%(c)	06/25/33	1,330	1,288,155
Fannie Mae, Series 1988-22, Class A	Aaa	2.734	%(c)	08/25/18	4	4,356
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	53	61,219
Fannie Mae, Series 2004-11, Class A	Aaa	0.37	%(c)	03/25/34	462	454,844
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.558	%(c)	05/25/35	409	421,443
Fannie Mae, Series 2007-114, Class A6	Aaa	0.45	%(c)	10/27/37	6,000	5,959,680
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,093	2,426,232
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,186	1,373,419
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.718	%(c)	07/25/44	1,699	1,685,310
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.513	%(c)	10/25/44	5,864	5,785,423
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.29	%(c)	12/25/36	4,189	4,163,767
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Baa1	2.326	%(c)	09/25/34	915	856,092
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.555	%(c)	08/15/32	1,818	1,714,699
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	582	595,010
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	3.025	%(c)	06/25/34	964	846,975
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,184	1,292,735
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.48	%(c)	06/25/45	593	384,552
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.94	%(c)	10/25/33	802	680,465
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.554	%(c)	06/25/34	167	151,713
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.796	%(c)	09/25/35	2,087	2,030,099
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.314	%(c)	11/25/35	1,542	1,331,907

GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	2.838	%(c)	04/25/36	2,727	2,283,339
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Baa2	2.93	%(c)	08/19/34	1,818	1,451,588
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	4.25	%(c)	10/25/35	1,474	1,249,242
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.25	%(c)	10/25/35	1,526	1,327,396
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.629	%(c)	11/06/17	8,756	8,758,531
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Baa3	2.652	%(c)	04/25/34	1,909	1,731,110
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CC(d)	2.604	%(c)	01/25/36	607	505,138
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.504	%(c)	07/19/35	736	534,998
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	2.734	%(c)	02/27/34	279	284,722
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.696	%(c)	06/25/33	95	90,932
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.78	%(c)	09/25/33	2,883	2,910,960
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	A3	2.573	%(c)	03/25/34	381	379,560
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.57	%(c)	01/25/45	49	41,022
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Caa1	0.48	%(c)	04/25/45	1,595	1,374,863
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.51	%(c)	11/25/45	609	512,039
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa2	1.312	%(c)	02/25/46	1,699	1,337,755
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.312	%(c)	08/25/46	1,053	684,286

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $97,468,595)						87,024,519

U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%

Federal Home Loan Mortgage Corp., Notes (cost $20,792,948)		0.181	%(c)	02/02/12	20,800	20,794,218

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 4.9%

Federal Home Loan Mortgage Corp.		2.489	%(c)	01/01/34	76	80,118
Federal Home Loan Mortgage Corp.		2.585	%(c)	12/01/26	23	23,794
Federal Home Loan Mortgage Corp.		2.757	%(c)	07/01/29	50	52,974
Federal National Mortgage Assoc.		2.167	%(c)	01/01/25	6	6,046
Federal National Mortgage Assoc.		2.513	%(c)	12/01/29	36	38,325
Federal National Mortgage Assoc.		3.52	%(c)	04/01/32	9	9,253
Federal National Mortgage Assoc.		4.00%		08/01/39-10/01/40	50,966	50,204,243
Federal National Mortgage Assoc.		4.50%		11/01/40-02/01/41	600	611,969
Federal National Mortgage Assoc.		4.828	%(c)	03/01/17	108	109,374
Federal National Mortgage Assoc.		4.872	%(c)	04/01/24	49	49,643
Government National Mortgage Assoc.		2.125	%(c)	11/20/29	147	151,286
Government National Mortgage Assoc.		2.625	%(c)	07/20/17-07/20/24	55	56,432
Government National Mortgage Assoc.		3.375	%(c)	05/20/24-06/20/26	229	238,892

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $53,854,947)						51,632,349

U.S. TREASURY OBLIGATIONS — 16.7%

U.S. Treasury Inflationary Bonds, TIPS	3.00%	07/15/12	800	1,049,355
U.S. Treasury Note	2.25%	03/31/16	175,300	175,505,101
U.S. Treasury Note	2.625%	01/31/18	1,000	986,016

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,022,854)				177,540,472

TOTAL LONG-TERM INVESTMENTS (cost $1,041,420,218)				1,029,723,857

SHORT-TERM INVESTMENTS — 2.8%

CERTIFICATES OF DEPOSIT(n) — 1.3%

Banco Brasil	2.266%	02/14/14	2,600	2,596,435
Itau Unibanco	1.65%	02/06/12	10,900	10,740,821

TOTAL CERTIFICATES OF DEPOSIT (cost $13,347,152)				13,337,256

U.S. TREASURY OBLIGATIONS(n) — 1.4%

U.S. Treasury Bills	0.156%	08/25/11	400	399,773
U.S. Treasury Bills	0.164%	09/01/11	8,200	8,194,949
U.S. Treasury Bills(h)(k)	0.175%	08/11/11	4,760	4,757,820
U.S. Treasury Bills(h)	0.18%	07/14/11	90	89,974
U.S. Treasury Bills(h)	0.184%	06/09/11	10	9,999
U.S. Treasury Bills(h)	0.185%	07/21/11	640	639,799
U.S. Treasury Bills	0.254%	08/25/11	330	329,813

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,420,730)				14,422,127

REPURCHASE AGREEMENT(m) — 0.1%

Duetsche Bank Securities, Inc., 0.10%, dated 03/31/11, due 04/01/11 in the amount of $1,000,003			1,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $28,767,882)				28,759,383

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—99.7% (cost $1,070,188,100)				1,058,483,240

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN*(l) — (0.2)%

Call Options
Interest Rate Swap Options, Pay a fixed rate of 3.10% and receive a floating rate based on 3-month LIBOR, expiring 04/25/11	Royal Bank of Scotland	16,500	(6,518)

Put Options — (0.2)%
Interest Rate Swap Options,
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, expiring 04/25/11	Royal Bank of Scotland	16,500	(91,767)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	10,000	(147,927)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	3,000	(36,287)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	16,000	(193,530)

Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	3,000	(41,793)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	44,500	(619,928)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	34,800	(484,798)

			(1,616,030)

TOTAL OPTIONS WRITTEN (premiums received $989,762)			(1,622,548)

			Principal
			Amount
			(000)#
SECURITY SOLD SHORT — (3.5)%

Federal National Mortgage Assoc. (proceeds received $37,222,305)	4.00%	04/13/41	38,000	(37,370,644)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—96.1% (cost $1,031,976,033)				1,019,490,048

Other assets in excess of other liabilities(x) — 3.9%				41,845,582

NET ASSETS — 100.0%				$1,061,335,630

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REMIC	Real Estate Mortgage Investment Conduit

TIPS	Treasury Inflation Protected Security

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing security.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

(m)	Repurchase agreement is collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at purchase date.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contract open at March 31, 2011:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2011	Depreciation (1)

Long Position:
336	90 Day Euro Euribor	Mar. 2012	$116,542,544	$116,282,418	$(260,126)
173	90 Day Euro Euribor	Mar. 2013	59,503,841	59,454,806	(49,035)

					$(309,161)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/29/11	Deutsche Bank	AUD	4,800	$4,684,560	$4,947,151	$262,591
Expiring 04/29/11	Royal Bank of Canada	AUD	5,266	5,148,673	5,427,436	278,763
Brazilian Real,
Expiring 04/04/11	JPMorgan Chase	BRL	842	500,000	515,180	15,180
Chilean Peso,
Expiring 06/03/11	Deutsche Bank	CLP	157,845	321,150	328,395	7,245
Chinese Yuan,
Expiring 04/07/11	Barclays Capital Group	CNY	3,387	517,000	517,415	415
	Credit Suisse First
Expiring 04/07/11	Boston Corp.	CNY	59,558	9,000,000	9,098,235	98,235
Expiring 09/14/11	Barclays Capital Group	CNY	48,315	7,300,000	7,440,917	140,917
Expiring 11/15/11	Barclays Capital Group	CNY	6,668	1,026,162	1,030,056	3,894
Expiring 11/15/11	Barclays Capital Group	CNY	2,098	326,537	324,094	(2,443)
Expiring 11/15/11	JPMorgan Chase	CNY	5,154	802,429	796,177	(6,252)
Expiring 11/15/11	JPMorgan Chase	CNY	2,667	414,460	411,935	(2,525)
Expiring 11/15/11	Royal Bank of Scotland	CNY	5,949	919,342	918,997	(345)
Expiring 02/01/13	Deutsche Bank	CNY	62,945	9,932,858	9,962,915	30,057
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	192,540	4,103,581	4,209,918	106,337
Expiring 08/12/11	Deutsche Bank	INR	26,100	558,289	570,681	12,392
Indonesian Rupiah,
Expiring 10/31/11	Citigroup Global Markets	IDR	44,736,000	4,800,000	4,948,277	148,277
Expiring 10/31/11	Deutsche Bank	IDR	43,616,620	4,814,196	4,824,462	10,266
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	422,421	425,268	2,847
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	420,944	425,268	4,324
Expiring 08/11/11	Barclays Capital Group	MYR	1,300	418,882	425,268	6,386
Expiring 08/11/11	Citigroup Global Markets	MYR	2,380	769,206	778,568	9,362
Expiring 08/11/11	Citigroup Global Markets	MYR	2,000	650,047	654,259	4,212
Expiring 08/11/11	Citigroup Global Markets	MYR	2,000	648,571	654,259	5,688
Expiring 08/11/11	Citigroup Global Markets	MYR	1,300	421,530	425,268	3,738
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	2,185	709,927	714,713	4,786
Expiring 08/11/11	JPMorgan Chase	MYR	1,300	421,872	425,268	3,396
Mexican Peso,
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	1,236	99,520	102,942	3,422
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	139,503	4,900,000	4,787,223	(112,777)
Norwegian Krone,
Expiring 05/05/11	Barclays Capital Group	NOK	113,397	19,685,783	20,466,652	780,869
Expiring 05/05/11	Morgan Stanley	NOK	68,754	12,282,106	12,409,184	127,078

Singapore Dollar,
Expiring 09/09/11	Barclays Capital Group	SGD	1,300	1,016,757	1,031,739	14,982
Expiring 09/09/11	Citigroup Global Markets	SGD	1,600	1,250,098	1,269,832	19,734
Expiring 09/09/11	Citigroup Global Markets	SGD	1,400	1,095,835	1,111,103	15,268
Expiring 09/09/11	Deutsche Bank	SGD	1,500	1,176,148	1,190,468	14,320
Expiring 09/09/11	JPMorgan Chase	SGD	1,772	1,391,277	1,406,041	14,764
Expiring 09/09/11	JPMorgan Chase	SGD	1,500	1,172,677	1,190,468	17,791
Expiring 09/09/11	JPMorgan Chase	SGD	400	312,283	317,458	5,175
Expiring 09/09/11	Royal Bank of Canada	SGD	1,400	1,088,875	1,111,103	22,228
Expiring 09/09/11	Royal Bank of Scotland	SGD	1,600	1,256,676	1,269,832	13,156
South African Rand,
Expiring 07/28/11	JPMorgan Chase	ZAR	236	34,534	34,310	(224)
South Korean Won,
Expiring 04/14/11	Citigroup Global Markets	KRW	11,902,353	10,724,773	10,841,413	116,640
Expiring 08/12/11	Citigroup Global Markets	KRW	11,902,353	10,584,574	10,760,519	175,945

				$128,124,553	$130,500,667	$2,376,114

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 04/29/11	Barclays Capital Group	AUD	73	$74,725	$75,238	$(513)
Expiring 04/29/11	Hong Kong & Shanghai Bank	AUD	18	18,156	18,552	(396)
Expiring 04/29/11	Royal Bank of Canada	AUD	4,479	4,426,842	4,616,310	(189,468)
Brazilian Real,
Expiring 04/04/11	Barclays Capital Group	BRL	8,144	4,800,230	4,984,447	(184,217)
Canadian Dollar,
Expiring 06/20/11	BNP Paribas	CAD	7,552	7,727,072	7,774,993	(47,921)
Chilean Peso,
Expiring 06/03/11	Deutsche Bank	CLP	141,810	300,000	295,034	4,966
Chinese Yuan,
Expiring 04/07/11	Deutsche Bank	CNY	62,945	9,566,037	9,615,649	(49,612)
Danish Krone,
Expiring 05/05/11	Deutsche Bank	DKK	1,219	225,444	231,564	(6,120)
Expiring 01/03/12	Citigroup Global Markets	DKK	20,110	3,525,650	3,795,056	(269,406)
Expiring 01/03/12	JPMorgan Chase	DKK	51,242	8,939,793	9,670,320	(730,527)
Euro,
Expiring 04/19/11	Barclays Capital Group	EUR	523	721,788	740,933	(19,145)
Expiring 04/19/11	Citigroup Global Markets	EUR	483	658,075	684,265	(26,190)
Expiring 04/19/11	Morgan Stanley	EUR	8,817	12,259,554	12,491,021	(231,467)
Expiring 04/19/11	Royal Bank of Canada	EUR	658	904,340	932,187	(27,847)
Expiring 04/19/11	UBS Securities	EUR	29,188	39,347,642	41,350,566	(2,002,924)
Indian Rupee,
Expiring 08/12/11	Citigroup Global Markets	INR	109,892	2,374,500	2,402,803	(28,303)
Expiring 08/12/11	JPMorgan Chase	INR	107,578	2,323,500	2,352,211	(28,711)

Japanese Yen,
Expiring 04/14/11	Citigroup Global Markets	JPY	882,000	10,724,773	10,604,343	120,430
Expiring 04/14/11	Royal Bank of Canada	JPY	989,924	11,887,395	11,901,921	(14,526)
Norwegian Krone,
Expiring 05/05/11	Citigroup Global Markets	NOK	16,325	2,771,816	2,946,446	(174,630)
South Korean Won,
Expiring 04/14/11	Citigroup Global Markets	KRW	11,902,353	10,660,415	10,841,413	(180,998)

				$134,237,747	$138,325,272	$(4,087,525)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.

Interest rate swap agreements outstanding at March 31, 2011:

			Notional				Upfront	Unrealized
			Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date		(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(3)
Credit Suisse International(1)	06/15/18		$19,600	3.00%	3 month LIBOR	$(204,052)	$(426,172)	$222,120
Credit Suisse International(2)	06/15/31		52,600	4.00%	3 month LIBOR	1,668,167	2,925,171	(1,257,004)
Deutsche Bank AG(1)	06/15/16		67,300	2.50%	3 month LIBOR	(282,418)	368,397	(650,815)
Deutsche Bank AG(2)	06/15/31		22,700	4.00%	3 month LIBOR	719,912	785,986	(66,074)
HSBC Bank USA, N.A.(2)	06/15/31		3,900	4.00%	3 month LIBOR	123,685	217,274	(93,589)
Barclays Bank PLC(1)	12/15/20	AUD	15,700	6.00%	6 month Australian Bank Bill rate	(29,857)	11,563	(41,420)
Barclays Bank PLC(1)	01/02/12	BRL	152,200	10.84%	Brazilian interbank lending rate	996,590	239,128	757,462

						$2,992,027	$4,121,347	$(1,129,320)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2011:

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	March 31, 2011(4)	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	06/20/12	$6,900	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.410%	$404,882	$51,065	$353,817
Citigroup, Inc.	03/20/16	6,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.078%	(21,780)	(58,242)	36,462
Citigroup, Inc.	06/20/11	1,000	1.00%	Metlife, Inc., 5.00%, due 06/15/15	0.383%	1,923	(2,733)	4,656
Citigroup, Inc.	06/20/11	3,000	1.00%	Republic of Italy, 6.875%, due 09/27/23	0.362%	5,345	949	4,396
Credit Suisse International	12/20/11	2,700	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.259%	13,943	8,714	5,229
Deutsche Bank AG	12/20/11	3,900	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.259%	20,141	12,657	7,484
Deutsche Bank AG	12/20/11	7,000	1.00%	BHP Billiton Finances, 7.25%, due 03/01/16	0.155%	41,310	25,268	16,042
Deutsche Bank AG	09/20/11	100	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.109%	2,468	(1,023)	3,491
Goldman Sachs Capital Markets, L.P.	06/20/15	1,400	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.630%	250,191	35,920	214,271
Goldman Sachs Capital Markets, L.P.	06/20/15	1,950	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.630%	348,480	26,109	322,371
Goldman Sachs Capital Markets, L.P.	06/20/15	700	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.630%	125,096	(18,724)	143,820
Goldman Sachs Capital Markets, L.P.	03/20/16	4,400	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	8,396	31,667	(23,271)
HSBC Bank USA, N.A.	12/20/11	1,700	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.409%	8,941	(2,209)	11,150
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	0.461%	56,977	—	56,977
Morgan Stanley Capital Services, Inc.	09/20/12	500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.793%	1,809	(2,233)	4,042
Royal Bank of Scotland PLC	03/20/16	2,800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	5,361	26,020	(20,659)

						$1,273,483	$133,205	$1,140,278

The Portfolio entered into credit default swap agreements on corporate issues and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional				Upfront	Unrealized
	Termination	Amount#			Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps — Buy Protection (2)
Barclays Bank PLC	06/20/13	$5,600	1.00%	D.R. Horton, Inc., 5.375%, due 06/15/12	$24,949	$73,334	$(48,385)
Barclays Bank PLC	06/20/16	2,500	1.00%	D.R. Horton, Inc., 5.375%, due 06/15/12	137,726	138,386	(660)
Barclays Bank PLC	03/20/15	3,000	1.00%	Pulte Group, Inc., 5.25%, due 01/15/14	189,061	187,937	1,124
BNP Paribas	06/20/15	9,200	5.00%	Lennar Corp., 6.50%, due 04/15/16	(673,566)	(698,755)	25,189
Deutsche Bank AG	06/20/11	4,000	5.00%	Ford Motor Credit Co. LLC, 7.25%, due 10/25/11	(44,142)	(16,861)	(27,281)

					$(365,972)	$(315,959)	$(50,013)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
     Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
     Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$31,873,621	$—
Bank Loans	—	8,167,592	—
Certificates of Deposit	—	13,337,256	—
Commerical Mortgage-Backed Securities	—	16,193,411	—
Convertible Bond	—	300,000	—
Corporate Obligations	—	593,210,622	—
Foreign Government Bonds	—	36,558,631	—
Municipal Bonds	—	6,428,422	—
Residential Mortgage-Backed Securities	—	87,024,519	—
U.S. Government Agency Obligations	—	20,794,218	—
U.S. Government Mortgage-Backed Obligations	—	51,632,349	—
U.S. Treasury Obligations	—	191,962,599	—
Repurchase Agreement	—	1,000,000	—
Options Written	—	(1,622,548)
Short Sales — U.S. Government Mortgage-Backed Securities	—	(37,370,644)	—
Other Financial Instuments*
Futures	(309,161)	—	—
Foreign Forward Currency Contracts	—	(1,711,411)	—
Interest Rate Swaps	—	(1,129,320)	—
Credit Default Swaps	—	1,090,265	—

Total	$(309,161)	$1,017,739,582	$—

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#		Value
LONG-TERM INVESTMENTS — 73.9%

ASSET-BACKED SECURITIES — 2.7%

ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.31	%(c)	10/25/36		$554	$183,413
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.30	%(c)	12/25/36		282	274,512
Ally Auto Receivables Trust, Series 2009-A, Class A2, 144A	AAA(d)	1.32%		03/15/12		311	310,856
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.525	%(c)	09/25/34		1,715	1,562,470
Auto ABS Compartiment, Series 2007-2, Class A (Italy)	Aaa	1.165	%(c)	10/25/20	EUR	26,348	36,883,818
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.455	%(c)	12/16/13		5,400	5,416,394
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.33	%(c)	10/25/36		404	388,248
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.34	%(c)	06/25/47		1,078	1,040,591
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.35	%(c)	05/25/37		5,665	5,022,660
Centurion CDO VII Ltd., Series 2004-7A, Class A1A, 144A	Aaa	0.674	%(c)	01/30/16		9,171	8,952,400
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.355	%(c)	05/16/16		43,000	43,649,326
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	3.005	%(c)	08/15/18		34,000	36,006,014
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Baa2	0.30	%(c)	05/25/47		64	63,818
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.32	%(c)	06/25/47		268	265,106
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.33	%(c)	06/25/37		59	58,320
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Ba2	0.35	%(c)	09/25/37		2,712	2,663,572
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.33	%(c)	10/25/47		2,413	2,376,458
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.31	%(c)	11/25/36		578	500,454
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.62	%(c)	05/25/40		2,805	2,295,238
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	NR	0.49	%(c)	06/25/32		2,090	2,061,562
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.30	%(c)	11/25/36		452	448,625
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.32	%(c)	08/25/37		7,067	4,649,581
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.31	%(c)	01/25/37		441	409,678
Galaxy CLO Ltd., Series 2005-4A, Class A1VB, 144A (Cayman Islands)(g)	AA+(d)	0.583	%(c)	04/17/17		15,285	14,714,555
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.29	%(c)	08/25/36		72	26,320
Hillmark Funding, Series 2006-1A, Class A1, 144A (Cayman Islands)(g)	Aa1	0.563	%(c)	05/21/21		30,400	28,415,336
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.544	%(c)	01/20/34		5,448	4,987,828
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.30	%(c)	12/25/36		98	97,017
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Ba1	0.30	%(c)	10/25/36		3,634	3,539,019
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Ba2	0.33	%(c)	03/25/37		1,662	1,560,286
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.31	%(c)	03/25/47		2,463	2,077,188
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.49	%(c)	09/25/46		644	88,536
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.49	%(c)	11/25/46		671	140,497
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.48	%(c)	06/25/46		352	34,912

Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.53	%(c)	10/25/34		127	105,633
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	NR	3.00%		04/20/17	EUR	4,603	6,509,913
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.33	%(c)	05/25/37		1,121	1,071,307
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Caa2	0.30	%(c)	11/25/36		10	9,505
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		548	322,594
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.61	%(c)	04/25/37		1,402	685,675
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.562	%(c)	10/25/34		470	466,866
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.32	%(c)	02/25/37		787	775,475
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.36	%(c)	04/25/37		1,149	1,129,069
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.31	%(c)	12/25/36		172	61,807
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.293	%(c)	10/25/18		1,735	1,734,052
SLM Student Loan Trust, Series 2009-B, Class A1, 144A	AAA(d)	6.255	%(c)	07/15/42		12,704	12,276,060
SLM Student Loan Trust, Series 2009-C, Class A, 144A	AAA(d)	4.50	%(c)	11/16/43		6,934	6,733,578
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.905	%(c)	12/16/19		2,200	2,252,331
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.31	%(c)	11/25/36		267	95,152
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.33	%(c)	06/25/37		2,709	2,366,343
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.05	%(c)	10/25/37		182	180,850
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.30	%(c)	10/25/36		685	681,964
Wind River CLO Ltd., Series 2004-1A, Class A1, 144A (Cayman Islands)	A1	0.639	%(c)	12/19/16		34,784	33,417,541

TOTAL ASSET-BACKED SECURITIES (cost $288,039,941)							282,040,323

BANK LOANS(c)(g) — 0.3%

American General Finance Corp., Term Loan	B2	7.25%		04/21/15		8,400	8,403,940
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		71	72,338
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		549	555,743
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		130	131,729
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		130	131,729
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		143	144,677
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		180	181,880
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		213	215,932
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		233	236,141
CIT Group, Inc., Term Loan 3	B1	6.25%		08/11/15		546	552,747
Ford Motor Co.,	Baa3	3.01%		12/15/13		6,987	6,979,735
HCA, Inc., Term Loan A	Ba3	1.557%		11/17/12		3,000	2,979,531
Petroleum Export, Term B	NR	3.802%		12/07/12		11,062	11,006,491

TOTAL BANK LOANS (cost $31,510,517)							31,592,613

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%

Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.005	%(c)	11/15/15		17,815	16,855,920
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38		24,597	25,938,875
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	419,035
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45		1,100	1,180,671

Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46		3,300	3,479,285
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 144A	Aa2	0.425	%(c)	10/15/21		8,331	8,030,071
European Loan Conduit, Series 25X, Class A (Ireland)	Aa3	1.243	%(c)	05/15/19	EUR	1,458	1,837,144
Government Lease Trust, Series 1999-C1A, Class B2, 144A	Aaa	4.00%		05/18/11		1,500	1,503,250
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42		200	210,994
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39		800	846,771
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51		1,100	1,177,673
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49		600	632,783
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A	AAA(d)	4.07%		11/15/43		13,800	13,276,222
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866	%(c)	09/15/45		20,000	21,407,810
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51		2,300	2,408,911
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.325	%(c)	06/15/22		638	624,892
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.797	%(c)	07/09/21		13,897	13,214,288
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44		14,100	14,752,743
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		200	216,119
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	6.002	%(c)	08/12/45		900	972,291

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $118,661,104)							128,985,748

CONVERTIBLE BONDS — 0.4%

Oil & Gas
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		2,500	2,296,875
Transocean, Inc., Gtd. Notes (Cayman Islands)	Baa3	1.50%		12/15/37		44,200	43,481,750

TOTAL CONVERTIBLE BONDS (cost $43,021,954)							45,778,625

CORPORATE BONDS — 28.4%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19		600	783,043
Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18		1,100	1,446,629

							2,229,672

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14		548	238,382

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	0.854	%(c)	01/27/14		49,300	49,684,638
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%		01/15/15		24,100	25,455,794
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20		24,100	25,866,578

							101,007,010

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18		24,800	28,469,631

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		28,700	30,065,230
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.00%		10/01/12		2,800	2,995,877

							33,061,107

Diversified
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17		3,800	4,138,196

Diversified Financial Services — 0.3%
Banque PSA Finance, Sr. Unsec’d. Notes, 144A (France)	Baa1	2.203	%(c)	04/04/14		14,700	14,657,546

Gazprom OAO Via White Nights Finance BV, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/25/14		500	602,750
Gazprom Via White Nights Finance BV, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/08/14		6,500	7,834,125
Odebrecht Drilling Norbe VIII/IX Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Baa3	6.35%		06/30/21		2,900	3,055,875
Vnesheconombank Via VEB Finance Ltd., Bank Gtd. Notes, 144A (Ireland)	Baa1	5.45%		11/22/17		3,100	3,099,754

							29,250,050

Electric — 0.2%
Ameren Illinois Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18		14,300	15,668,254

Financial — Bank & Trust — 9.9%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		5,100	5,469,949
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	554,015
American Express Centurion Bank, Notes	A2	6.00%		09/13/17		500	557,008
American Express Co., Sr. Unsec’d. Notes	A3	4.875%		07/15/13		5,900	6,289,648
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17		3,700	4,140,478
American Express Co., Sr. Unsec’d. Notes	A3	7.25%		05/20/14		10,000	11,374,390
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13		11,500	12,546,511
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa1	2.125%		01/10/14		16,000	16,005,760
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	4.25%		01/14/16		10,000	9,975,000
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.553	%(c)	04/20/12		14,300	14,295,767
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17		2,000	2,143,596
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.50%		08/01/16		28,700	31,760,109
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	1.723	%(c)	01/30/14		37,300	37,909,780
Bank of America Corp., Sub. Notes	A3	0.643	%(c)	08/15/16		1,900	1,766,415
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,846,821
Bank of China Hong Kong Ltd., Sub. Notes, 144A (Hong Kong)	A1	5.55%		02/11/20		2,900	2,970,714
Bank of Montreal, Covered Bonds, 144A (Canada)	Aaa	2.85%		06/09/15		5,400	5,446,386
Bank of Nova Scotia, Covered Bonds, 144A (Canada)	Aaa	1.65%		10/29/15		6,300	6,025,243
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	2.375%		01/13/14		6,000	6,033,966
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16		31,200	33,193,680
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	67,036,746
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	14,936,494
BBVA Bancomer SA, Sr. Unsec’d. Notes, 144A (Mexico)	A1	4.50%		03/10/16		4,000	4,008,472
BBVA Bancomer SA, Sub. Notes, 144A (Mexico)	A2	6.50%		03/10/21		8,000	7,905,296
BPCE SA, Jr. Sub. Notes (France)	Baa3	9.00	%(c)	03/29/49	EUR	1,000	1,453,332
BPCE SA, Sr. Unsec’d. Notes, 144A (France)	Aa3	2.375%		10/04/13		2,500	2,479,715
China Development Bank Corp., Sr. Unsec’d. Notes (China)	Aa3	5.00%		10/15/15		100	108,051
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	2.125%		04/22/13		4,000	4,033,644
Credit Agricole SA, Jr. Sub. Notes (France)	A3	7.589	%(c)	01/29/49	GBP	600	924,025
Credit Agricole SA, Jr. Sub. Notes, 144A (France)	A3	8.375	%(c)	10/29/49		44,500	47,615,000
Credit Agricole SA, Jr. Sub. Notes, MTN (France)	A3	5.136	%(c)	12/29/49	GBP	2,400	3,332,264
Credit Suisse, Sr. Unsec’d. Notes (Switzerland)	Aa1	2.20%		01/14/14		5,800	5,822,139
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,207,964
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.534	%(c)	05/16/17		1,000	985,000
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	6.00%		09/01/17		15,900	17,627,122
Deutsche Bank AG, Sr. Unsec’d. Notes, MTN (Germany)	Aa3	4.875%		05/20/13		1,000	1,063,225
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.784	%(c)	04/29/14		26,900	26,746,051
Export-Import Bank of China, Unsec’d. Notes, 144A (China)	Aa3	4.875%		07/21/15		600	645,464
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)(g)	A(d)	1.05%		03/03/12	SGD	18,900	14,953,566

Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	4.00%		01/29/21		2,800	2,553,331
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	5.125%		06/29/20		4,200	4,236,880
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	5,012,204
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa2	2.00%		01/19/14		6,100	6,080,334
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,220,314
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	3,773,060
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aa3	1.107	%(c)	03/30/12		70,000	70,208,530
Intesa Sanpaolo SpA, Notes, 144A (Italy)	Aa2	2.713	%(c)	02/24/14		14,400	14,584,723
Itau Unibanco Holding SA, Sub. Notes, 144A (Brazil)	Baa2	6.20%		04/15/20		29,600	30,427,356
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	12,894,800
Lloyds TSB Bank PLC, Bank Gtd. Notes (United Kingdom)	Aa3	4.875%		01/21/16		7,400	7,630,318
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%		01/13/20		30,200	30,229,777
Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	BB+(d)	12.00	%(c)	12/29/49		45,600	53,046,328
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	2.653	%(c)	01/24/14		4,000	4,100,444
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.125%		01/14/14		2,800	2,793,512
Nordea Eiendomskreditt A/S, Covered Bonds, 144A (Norway)(g)	Aaa	0.714	%(c)	04/07/14		15,400	15,404,928
Northern Rock Asset Management PLC, Covered Bonds, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	43,147,146
Rabobank Nederland NV, Sr. Unsec’d. Notes (Netherlands)	NR	6.875%		03/19/20	EUR	10,000	14,313,653
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%		12/29/49		3,200	2,456,000
Resona Bank Ltd., Jr. Sub. Notes, 144A (Japan)	A3	5.85	%(c)	09/29/49		900	889,934
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		10,200	8,109,000
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	3.95%		09/21/15		8,200	8,206,207
Royal Bank of Scotland PLC (The), Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,349,821
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.707	%(c)	04/08/11		9,900	9,900,366
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.625%		05/11/12		2,700	2,759,697
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		52,700	53,645,912
Royal Bank of Scotland PLC (The), Sub. Notes (United Kingdom) (original cost $15,164,208; purchased 03/07/11)(f)(g)	Baa3	2.016	%(c)	03/30/15	CAD	17,300	15,066,971
Santander Finance Preferred SA Unipersonal, Ltd. Gtd. Notes (Spain)	Baa2	11.30	%(c)	07/29/49	GBP	2,400	4,158,111
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	1.107	%(c)	03/30/12		52,100	51,615,105
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	2.991%		10/07/13		25,200	24,966,400
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.503	%(c)	07/16/12		11,000	10,992,740
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,562,261
State Bank of India, Sr. Unsec’d. Notes, 144A (India)	Baa2	4.50%		07/27/15		7,000	7,139,093
State Street Capital Trust IV, Ltd. Gtd. Notes	A1	1.31	%(c)	06/01/77		1,100	907,662
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	1.95%		01/14/14		7,000	6,932,359
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.433	%(c)	10/15/11		300	300,255
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.494	%(c)	08/01/13		1,100	1,093,561
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	969,908
Wachovia Corp., Sub. Notes	A2	0.644	%(c)	10/28/15		1,000	973,109
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	0.783	%(c)	07/16/14		6,000	6,025,656

Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.585%		08/14/14		5,900	6,190,203
Westpac Banking Corp., Notes, 144A (Australia)(g)	Aa1	1.037	%(c)	03/31/14		28,600	28,557,958

							1,020,614,733

Financial Services — 10.1%
AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland)	Baa1	8.70%		08/07/18		2,200	2,722,500
AK Transneft OJSC Via TransCapitalInvest Ltd., Sec’d. Notes (Ireland)	Baa1	7.70%		08/07/13		1,100	1,231,648
AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,846,250
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	7,012,642
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	2.20%		12/19/12		4,600	4,712,406
Ally Financial, Inc., Gtd. Notes	B1	3.512	%(c)	02/11/14		4,400	4,410,705
Ally Financial, Inc., Gtd. Notes	B1	5.375%		06/06/11		10,000	10,062,500
Ally Financial, Inc., Gtd. Notes	B1	6.00%		12/15/11		7,300	7,464,250
Ally Financial, Inc., Gtd. Notes	B1	6.875%		09/15/11		15,725	16,019,844
Ally Financial, Inc., Gtd. Notes	B1	6.875%		08/28/12		6,400	6,720,000
Ally Financial, Inc., Gtd. Notes	B1	7.00%		02/01/12		22,505	23,208,281
Ally Financial, Inc., Gtd. Notes	B1	8.30%		02/12/15		15,400	16,882,250
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.50%		09/15/20		8,100	8,636,625
Ally Financial, Inc., Sr. Unsec’d. Notes	B1	6.875%		09/15/11		17,336	17,662,298
Ally Financial, Inc., Sr. Unsec’d. Notes	B1	7.00%		02/01/12		5,000	5,158,085
Ally Financial, Inc., Sr. Unsec’d. Notes, MTN	B1	5.375%		06/06/11	EUR	3,000	4,264,335
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,336,892
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	22,717,165
BA Covered Bond Issuer, Covered Bonds, 144A(g)	Aa2	5.50%		06/14/12		10,250	10,701,102
Bank One Capital III, Ltd. Gtd. Notes	A2	8.75%		09/01/30		1,100	1,354,078
C8 Capital SPV Ltd., Sec’d. Notes, 144A (British Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		22,600	17,402,000
Caelus Re Ltd., Notes, 144A (Cayman Islands)(g)	BB(d)	6.561	%(c)	06/07/11		3,200	3,197,760
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/13		390	397,414
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/14		1,018	1,036,630
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/15		1,518	1,530,830
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/16		529	529,915
CIT Group, Inc., Sec’d. Notes	B3	7.00%		05/01/17		741	741,879
CIT Group, Inc., Sec’d. Notes, 144A	B3	5.25%		04/01/14		2,700	2,716,929
Citigroup Capital XXI, Gtd. Notes	Ba1	8.30	%(c)	12/21/77		43,000	44,720,000
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.58	%(c)	06/09/16		14,300	13,459,618
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.164	%(c)	02/15/13		9,200	9,227,186
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.312	%(c)	08/13/13		7,200	7,411,565
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,532,542
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,216,340
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		31,900	34,133,542
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	34,515,200
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,724,715
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	4,019,684
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	9,025,301
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,730,432
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	2,002,550
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,552,442
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,440,315
Enel Finance International SA, Gtd. Notes, 144A (Netherlands)	A2	6.80%		09/15/37		12,800	12,849,395
FCE Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Ba2	7.125%		01/16/12	EUR	5,600	8,174,371
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.625%		09/15/15		12,400	12,985,007
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.25%		10/25/11		200	205,816
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.50%		08/01/12		7,800	8,316,875
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.80%		06/01/12		15,100	16,010,802
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.00%		09/28/12		3,600	3,674,102
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	34,010,250
General Electric Capital Corp., Sub. Notes, 144A	Aa1	5.50	%(c)	09/15/67	EUR	33,000	42,675,236

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.429	%(c)	05/23/16	EUR	5,400	7,213,135
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,519,516
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	23,301,525
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,806,074
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		23,700	25,949,746
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.407	%(c)	01/30/17	EUR	3,050	4,021,736
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	913,296
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		2,100	2,213,001
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16		5,400	5,778,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	1.468	%(c)	08/15/11	EUR	30,550	42,481,524
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.35%		03/01/12		8,186	8,319,022
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.30%		05/01/12		12,500	12,718,750
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.40%		02/15/12		8,900	9,044,625
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/20/13		5,200	5,284,500
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		26,775	26,875,406
JPMorgan Chase & Co., Jr. Sub. Notes	Baa1	7.90	%(c)	04/29/49		8,400	9,190,524
JPMorgan Chase & Co., Notes	Aa3	1.057	%(c)	09/30/13		2,200	2,209,115
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.25%		10/15/20		3,800	3,631,706
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	6,030,662
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.447	%(c)	09/26/13	EUR	1,100	1,541,829
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	12,906,462
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/15/66		1,000	1,016,394
LBG Capital No.1 PLC, Bank Gtd. Notes, 144A (United Kingdom)	BB-(d)	8.50%		12/14/49		700	655,684
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	4,184,338
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.851%		12/15/24		2,300	583,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	583,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/24		14,300	3,628,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/20		5,800	1,471,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	989,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/24		3,500	888,125
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,612,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	676,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	866,250
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.54	%(c)	06/05/12		3,200	3,186,326
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.763	%(c)	01/15/15		10,000	9,675,290
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		7,600	8,441,259
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13		5,600	5,936,314
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.317	%(c)	01/31/14	EUR	3,700	5,094,849
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.387	%(c)	08/25/14	EUR	5,100	6,968,986
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,825,785
Merrill Lynch & Co., Inc., Sr. Unsub. Notes, MTN	A2	1.359	%(c)	08/09/13	EUR	12,400	17,200,769
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.395	%(c)	04/13/16	EUR	200	263,740
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.422	%(c)	03/01/13	EUR	6,100	8,519,382
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.426	%(c)	01/16/17	EUR	100	130,506
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.812	%(c)	05/14/13		9,200	9,524,236
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,222,414
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	22,715,896
MUFG Capital Finance 5 Ltd., Jr. Sub. Notes (Cayman Islands)	Ba1	6.299	%(c)	01/29/49	GBP	900	1,382,427

Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)	BB-(d)	10.311	%(c)	06/07/11		2,200	2,218,480
SLM Corp., Sr. Notes, MTN	Ba1	6.25%		01/25/16		2,300	2,397,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.533	%(c)	10/25/11		7,500	7,419,135
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.503	%(c)	06/17/13	EUR	7,900	10,254,505
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	8,867,477
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,769,647
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,651,258
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,858,348
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		10,000	11,200,000
Societe Generale, Jr. Sub. Notes (France)	Baa2	7.756	%(c)	05/29/49	EUR	600	858,819
Societe Generale, Jr. Sub. Notes (France)	Baa2	9.375	%(c)	09/29/49	EUR	2,000	3,103,081
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922	%(c)	04/29/49		18,300	17,293,903
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	0.56	%(c)	12/15/11		8,000	7,724,968
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.31	%(c)	09/14/12		34,000	34,306,714
Sydney Airport Finance Co. Pty Ltd., Sr. Sec’d. Notes, 144A (Australia)	Baa2	5.125%		02/22/21		1,500	1,475,210
Temasek Financial I Ltd., Gtd. Notes, 144A (Singapore)	Aaa	4.30%		10/25/19		5,300	5,337,025
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.875%		03/13/18		5,000	5,725,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,563,000
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	1.304	%(c)	01/28/14		2,000	2,018,296
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	5.75%		04/25/18		5,100	5,494,204
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.413	%(c)	02/23/12		9,000	9,071,901
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		8,100	7,998,750
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	440,530
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	A3	5.875	%(c)	05/09/62		934	930,283

							1,039,463,157

Healthcare Services — 0.1%
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14		7,000	7,341,250
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	215,250

							7,556,500

Holding Companies — Diversified
Noble Group Ltd., Bonds, 144A (Bermuda)	Baa3	4.875%		08/05/15		2,500	2,587,500

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15		6,900	7,143,743

Insurance — 2.3%
American International Group, Inc., Jr. Sub. Debs.	Baa2	8.175	%(c)	05/15/68		13,600	14,637,000
American International Group, Inc., Jr. Sub. Notes	Baa2	6.25%		03/15/87		5,500	5,032,500
American International Group, Inc., Jr. Sub. Notes	Baa2	8.625	%(c)	05/22/68	GBP	16,700	27,928,885
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	0.413	%(c)	10/18/11		900	896,031
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.05%		10/01/15		800	824,879
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.375%		10/18/11		5,020	5,076,475
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.25%		08/15/18		6,200	7,251,142
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	0.409	%(c)	03/20/12		11,000	10,907,600
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	4.00%		09/20/11	EUR	6,600	9,380,396
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A-(d)	4.95%		03/20/12		11,600	11,948,336
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.85%		01/16/18		3,400	3,541,562
Dai-Ichi Life Insurance Co Ltd. (The), Sub. Notes, 144A (Japan)(g)	A3	7.25	%(c)	07/25/21		7,600	7,378,021
Hartford Financial Services Group, Inc., Jr. Sub. Debs.	Ba1	8.125	%(c)	06/15/68		3,800	4,161,000
Metlife Institutional Funding II, Sec’d. Notes, 144A(g)	Aa3	1.201	%(c)	04/04/14		50,600	50,598,482
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.703	%(c)	07/13/11		48,600	48,628,480
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,771,899
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.00%		02/10/20		2,900	3,088,059
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,778,542
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	9,901,328

							232,730,617

Media
Comcast Corp., Gtd. Notes	Baa1	6.45%	03/15/37	1,600	1,639,088

Medical Supplies & Equipment
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%	09/15/17	2,700	3,082,436

Metals & Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.15%	08/15/20	3,700	3,909,875
Codelco, Inc., Sr. Unsec’d. Notes, 144A (Chile)	A1	6.15%	10/24/36	700	768,358
Codelco, Inc., Sr. Unsec’d. Notes, 144A (Chile)	A1	7.50%	01/15/19	4,600	5,555,838
CSN Resources SA, Gtd. Notes, 144A (Luxembourg)	Ba1	6.50%	07/21/20	4,300	4,579,500
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.00%	01/20/20	14,200	15,726,500
Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands)	BBB-(d)	5.75%	01/30/21	2,500	2,531,250
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%	01/23/17	1,200	1,335,754
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%	11/21/36	1,200	1,277,833

					35,684,908

Oil & Gas — 1.3%
El Paso Corp., Notes, MTN	Ba3	7.75%	01/15/32	4,200	4,706,444
El Paso Corp., Notes, MTN	Ba3	7.80%	08/01/31	850	942,957
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	05/15/11	200	201,121
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%	06/15/12	9,400	9,984,069
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)	Baa1	9.25%	04/23/19	17,700	22,013,490
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%	11/22/16	1,100	1,201,200
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	7.343%	04/11/13	1,900	2,090,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%	04/11/18	7,200	8,486,640
Gazprom OAO Via Gazprom International SA, Gtd. Notes (Luxembourg)	BBB+(d)	7.201%	02/01/20	621	674,198
Gazprom OAO Via RBS AG, Unsec’d. Notes (Germany)	Baa1	9.625%	03/01/13	400	454,400
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Ba1	6.514%	12/15/12	6,700	7,177,301
Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A (Ireland)	Baa3	5.326%	02/03/16	3,100	3,187,993
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.375%	01/27/21	27,100	27,181,788
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	7.875%	03/15/19	4,800	5,635,608
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	5.50%	01/21/21	20,400	20,706,000
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	6.00%	03/05/20	12,500	13,268,750
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%	06/15/11	280	279,290
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes (Qatar)(g)	Aa3	5.298%	09/30/20	3,595	3,729,429
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa3	5.298%	09/30/20	1,475	1,530,022
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	5.50%	03/25/40	600	608,020
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%	06/24/20	3,000	3,062,658

					137,121,378

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.125%	01/15/17	1,300	1,379,625
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	7.75%	11/15/29	3,000	3,296,250
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	6.75%	03/15/12	3,500	3,679,120

					8,354,995

Real Estate — 0.2%
WCI Finance LLC / WEA Finance LLC, Gtd. Notes, 144A	A2	5.70%	10/01/16	12,330	13,441,883
WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.75%	09/02/19	8,300	9,523,569

					22,965,452

Retail & Merchandising — 0.2%
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30		1,118	1,215,459
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	21,630,360

							22,845,819

Savings & Loan — 0.1%
Nationwide Building Society, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa3	6.25%		02/25/20		11,300	11,756,633

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,810,682
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,209,481
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	2.914	%(c)	05/20/11		38,700	38,826,665
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		2,100	2,388,099
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	3.375%		10/14/16		400	385,873
Qtel International Finance Ltd., Gtd. Notes, 144A (Bermuda)	A2	4.75%		02/16/21		900	839,250
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.20%		11/10/26		8,950	8,994,750
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.913	%(c)	07/18/11		6,900	6,900,883
Verizon Virginia, Inc., Sr. Unsec’d. Notes	Baa1	7.875%		01/15/22		3,000	3,453,192

							64,808,875

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	4,675,444
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16		4,000	4,753,832

							9,429,276

Utilities — 0.8%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%		09/15/15		14,700	14,547,473
Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea)	A1	3.00%		10/05/15		21,200	20,610,888
Majapahit Holding BV, Gtd. Notes (Netherlands)	Ba1	7.25%		06/28/17		4,400	4,812,271
Majapahit Holding BV, Gtd. Notes, 144A (Netherlands)	Ba1	7.75%		01/20/20		5,000	5,625,000
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		11,300	12,295,926
NRG Energy, Inc., Gtd. Notes, 144A	B1	8.25%		09/01/20		10,200	10,608,000
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500	14,829,399

							83,328,957

TOTAL CORPORATE BONDS (cost $2,815,871,333)							2,925,176,369

FOREIGN GOVERNMENT BONDS — 4.0%

Banco Nacional de Desenvolvimento Economico e Social, Bonds (Brazil)	Baa2	4.125%		09/15/17	EUR	2,700	3,652,320
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	371	229,231
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	7,500	4,186,196
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	2.75%		12/15/15	CAD	15,500	15,861,625
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	3.35%		12/15/20	CAD	5,600	5,581,401
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)(g)	Aaa	3.95%		12/15/11	CAD	3,000	3,151,779
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.00%		06/15/12	CAD	15,400	16,341,314
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.55%		12/15/12	CAD	27,200	29,329,708
Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada)	Aaa	4.80%		06/15/12	CAD	12,100	12,957,296
Canadian Government, Bonds (Canada)	Aaa	1.50%		12/01/12	CAD	9,700	9,972,140
Canadian Government, Bonds (Canada)	AAA(d)	1.75%		03/01/13	CAD	38,200	39,358,412
Canadian Government, Bonds (Canada)	Aaa	2.00%		12/01/14	CAD	31,300	31,830,760
Canadian Government, Bonds (Canada)	Aaa	2.50%		09/01/13	CAD	21,900	22,857,998

Canadian Government, Bonds (Canada)	Aaa	3.00%		12/01/15	CAD	3,400		3,558,971
Canadian Government, Bonds (Canada)	Aaa	4.50%		06/01/15	CAD	4,100		4,557,153
Instituto de Credito Oficial, Gov’t. Gtd. Notes (Spain)(g)	Aa2	2.941	%(c)	03/25/14	EUR	17,000		24,064,581
Korea Housing Finance Corp., Covered Bonds (South Korea)	Aa3	4.125%		12/15/15		5,000		5,105,510
Mexican Bonos, Bonds (Mexico)	Baa1	6.00%		06/18/15	MXN	72,100		5,885,675
Panama Government International, Sr. Unsec’d. Notes (Panama)	Baa3	7.25%		03/15/15		1,900		2,208,750
Province of Ontario, Bonds (Canada)	Aa1	4.20%		03/08/18	CAD	1,600		1,710,292
Province of Ontario, Bonds (Canada)	Aa1	4.20%		06/02/20	CAD	5,300		5,526,213
Province of Ontario, Bonds (Canada)	Aa1	4.30%		03/08/17	CAD	5,200		5,635,470
Province of Ontario, Bonds (Canada)	Aa1	4.40%		06/02/19	CAD	11,300		12,106,910
Province of Ontario, Bonds, MTN (Canada)	Aa1	4.60%		06/02/39	CAD	4,700		4,905,210
Province of Ontario, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800		12,622,845
Province of Ontario, Notes, MTN (Canada)	Aa1	5.50%		06/02/18	CAD	3,200		3,678,003
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.375%		01/27/14		14,000		13,963,040
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.875%		09/15/15		3,800		3,730,380
Province of Quebec, Debs. (Canada)	Aa2	4.50%		12/01/16	CAD	500		547,705
Province of Quebec, Notes (Canada)	Aa2	4.50%		12/01/20	CAD	40,800		43,192,871
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3	5.875%		05/30/22		800		859,200
Russian Government, Notes (Russia)	Baa1	3.625%		04/29/15		1,600		1,618,000
Russian Government, Sr. Unsec’d. Notes (Russia)	Baa1	7.50%		03/31/30		37,801		44,183,114
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	5.875%		02/17/14		12,300		13,536,150
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%		01/11/40		4,700		4,841,000
United Mexican States, Sr. Unsec’d. Notes, MTN (Mexico)	Baa1	4.25%		07/14/17	EUR	1,000		1,416,485

TOTAL FOREIGN GOVERNMENT BONDS (cost $402,031,730)								414,763,708

MUNICIPAL BONDS — 3.1%

Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(e)	972,910
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.58	%(c)	01/01/32		500		472,910

								1,445,820

California — 1.8%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49		2,600		2,589,210
California State University, Revenue Bonds	Aa2	6.484%		11/01/41		4,500		4,431,420
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	8.70	%(s)	06/01/37		22,700		12,771,928
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.603%		07/01/50		3,300		3,453,615
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34		14,700		15,385,020
Los Angeles Waste Water System, Revenue Bonds	Aa3	5.713%		06/01/39		2,400		2,246,496
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41		16,100		18,000,927
State of California, General Obligation Bonds	A1	5.65	%(c)	04/01/39		2,200		2,307,118
State of California, General Obligation Bonds	A1	5.95%		04/01/16		2,000		2,133,160
State of California, General Obligation Bonds	A1	7.50%		04/01/34		9,200		9,932,412
State of California, General Obligation Bonds	A1	7.55%		04/01/39		20,200		22,058,400
State of California, General Obligation Bonds	A1	7.60%		11/01/40		7,100		7,780,393
University of California Regents Medical Center, Series F, Revenue Bonds	Aa2	6.583%		05/15/49		82,800		81,580,356
University of California, Revenue Bonds	Aa2	5.00%		05/15/37		500		468,160

								185,138,615

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%	10/01/40	400		403,068

Georgia
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%	04/01/57	3,800		3,572,532

Illinois — 0.5%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.30%	12/01/21	300		320,877
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%	12/01/40	18,200		17,909,710
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.20%	12/01/40	2,900		2,692,882
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.30%	12/01/21	200		209,908
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%	12/01/40	10,200		10,037,310
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%	07/01/33	4,900		5,221,930
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800		4,795,392
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%	07/01/25	1,600		1,547,616
State of Illinois, General Obligation Bonds	A1	4.95%	06/01/23	570		504,524
State of Illinois, General Obligation Bonds	A1	5.00%	11/01/22	300		288,753
State of Illinois, General Obligation Unlimited	A1	4.071%	01/01/14	8,700		8,688,603
State of Illinois, General Obligation Unlimited	A1	6.725%	04/01/35	2,900		2,781,883

						54,999,388

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.75%	06/01/34	6,800		7,135,512

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%	07/01/36	5,100		5,574,351
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%	11/15/36	500		528,265
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.00%	08/01/32	2,500	(e)	2,507,825

						8,610,441

Nebraska
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600		3,710,016

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.82%	07/01/45	5,400		5,345,568
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.00%	07/01/36	195		175,387

						5,520,955

New Jersey — 0.1%
City of Trenton, General Obligation Bonds (FSA Insured)	Aa3	4.80%	04/01/14	990		1,020,453
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds, (MBIA Insured)	A2	4.81%	05/15/14	1,000		1,001,100
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500		5,914,645

						7,936,198

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.75%	06/15/40	300		315,279

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%	01/01/39	5,300		5,467,056

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%	06/01/32	1,205		1,141,400
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%	06/01/42	400		345,964

						1,487,364

Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%	07/01/37	7,700		7,962,262
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%	07/01/41	21,000		20,843,550

						28,805,812

Texas
Dallas County Hospital District, General Obligation Bonds	AAA(d)	6.171%		08/15/34		1,600	1,614,992

Washington
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23		3,000	3,114,000

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.70%		05/01/26		510	508,633

TOTAL MUNICIPAL BONDS (cost $317,365,051)							319,785,681

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.0%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34		3,943	3,782,789
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.969	%(c)	09/25/35		4,676	3,616,434
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Ba1	2.25	%(c)	02/25/45		1,078	983,783
Araan Residential Mortgages PLC, Series 2010-1A, Class A1B, 144A	Aaa	2.203%		05/16/47	EUR	4,639	6,564,768
Araan Residential Mortgages PLC, Series 2010-1A, Class A1B, 144A	Aaa	2.403%		05/16/47	EUR	13,700	19,411,209
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.828	%(c)	05/25/35		1,780	1,735,399
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.864	%(c)	01/20/47		2,226	1,567,962
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33		189	196,960
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31		54	55,070
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	2.768	%(c)	07/25/34		2,606	2,390,027
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.67	%(c)	02/25/33		259	258,626
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	2.77	%(c)	02/25/33		149	136,069
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	2.726	%(c)	04/25/33		78	76,512
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	2.75	%(c)	01/25/34		16	13,661
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	3.075	%(c)	01/25/34		373	342,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	2.954	%(c)	07/25/34		2,510	1,885,312
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	3.057	%(c)	11/25/34		6,578	5,549,160
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	5.023	%(c)	01/25/35		1,647	1,520,627
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.71	%(c)	03/25/35		25,979	24,889,029
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	A1	2.934	%(c)	03/25/35		1,656	1,591,225
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Baa2	2.40	%(c)	08/25/35		34,305	32,898,052
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	A1	2.612	%(c)	12/25/33		3,254	3,128,745
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.643	%(c)	05/25/35		2,805	2,346,470
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Caa1	2.643	%(c)	05/25/35		2,032	1,834,011
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.987	%(c)	09/25/35		1,483	1,151,239
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.868	%(c)	03/25/36		596	338,780
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.41	%(c)	02/25/34		3,163	2,570,195
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	2.683	%(c)	01/26/36		5,554	3,691,243

Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.222	%(c)	12/26/46	3,021	2,141,504
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.909	%(c)	08/25/35	6,674	3,724,414
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.815	%(c)	12/25/35	478	314,134
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.701	%(c)	11/25/35	639	415,133
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.52	%(c)	05/25/36	490	103,680
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.50	%(c)	10/25/46	512	194,714
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.434	%(c)	02/20/47	5,022	2,776,822
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.43	%(c)	05/25/47	7,004	4,077,887
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	42	42,056
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Baa3	3.118	%(c)	11/25/34	4,478	3,876,928
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.812	%(c)	02/20/35	7,830	6,685,939
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.077	%(c)	10/20/35	658	510,251
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	3.017	%(c)	02/20/36	757	629,575
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.59	%(c)	03/25/36	721	224,678
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.60	%(c)	02/25/36	421	115,132
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.538	%(c)	05/20/36	1,328	939,458
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	0.884	%(c)	03/25/32	50	43,255
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-AB3, Class A5B	Ca	6.30%		07/25/36	819	524,863
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.574	%(c)	07/19/45	492	112,405
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.399	%(c)	12/25/42	718	832,077
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	195	232,190
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	172	199,255
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	49	54,020
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	130	143,865
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	90	96,566
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	229	231,932
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	4,414	4,736,089
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	138	146,325
Fannie Mae, Series 2005-75, Class FL	Aaa	0.70	%(c)	09/25/35	11,961	11,941,071
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.558	%(c)	05/25/35	327	337,154
Fannie Mae, Series 2006-118, Class A1	Aaa	0.31	%(c)	12/25/36	1,238	1,213,895
Fannie Mae, Series 2007-30, Class AF	Aaa	0.56	%(c)	04/25/37	6,367	6,335,102
Fannie Mae, Series 2007-73, Class A1	Aaa	0.31	%(c)	07/25/37	4,385	4,325,449
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.718	%(c)	07/25/44	1,609	1,596,299
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.513	%(c)	10/25/44	1,080	1,065,253
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.518	%(c)	02/25/45	266	258,332
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.29	%(c)	12/25/36	7,266	7,221,533
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.368	%(c)	09/25/35	130	98,492
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	2.921	%(c)	08/25/35	1,473	1,171,555
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,107	1,223,897
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	3,552	4,063,181
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	170	184,764

Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22		1,300	1,388,917
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32		1,265	1,335,951
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23		525	561,885
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32		909	970,373
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32		600	640,109
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34		11,777	11,634,022
Freddie Mac, Series 3149, Class LF	Aaa	0.555	%(c)	05/15/36		2,710	2,698,852
Freddie Mac, Series 3335, Class BF	Aaa	0.405	%(c)	07/15/19		3,994	3,971,697
Freddie Mac, Series 3335, Class FT	Aaa	0.405	%(c)	08/15/19		9,521	9,463,488
Freddie Mac, Series 3346, Class FA	Aaa	0.485	%(c)	02/15/19		994	990,463
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.904	%(c)	02/16/30		11	10,724
Granite Mortgages PLC, Series 2003-3, Class 2A (United Kingdom)	Aaa	1.392	%(c)	01/20/44	EUR	795	1,082,111
Granite Mortgages PLC, Series 2003-3, Class 3A (United Kingdom)	Aaa	1.156	%(c)	01/20/44	GBP	1,233	1,898,893
Granite Mortgages PLC, Series 2004-1, Class 3A (United Kingdom)	Aaa	1.126	%(c)	03/20/44	GBP	809	1,240,523
Granite Mortgages PLC, Series 2004-3, Class 2A2 (United Kingdom)	Aaa	1.31	%(c)	09/20/44	EUR	818	1,110,933
Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom)	Aaa	0.996	%(c)	09/20/44	GBP	6,305	9,689,165
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.52	%(c)	04/25/36		645	122,252
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.33	%(c)	10/25/46		1,569	1,433,378
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.33	%(c)	01/25/47		1,114	1,027,202
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.94	%(c)	10/25/33		2,742	2,324,923
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.554	%(c)	06/25/34		1,618	1,471,615
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.796	%(c)	09/25/35		3,321	3,231,587
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	BB+(d)	5.181	%(c)	11/25/35		4,527	4,350,195
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.00%		03/25/37		5,345	5,000,164
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.474	%(c)	05/19/35		709	482,977
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.936	%(c)	07/19/35		3,968	3,204,512
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.504	%(c)	09/19/46		606	125,980
Holmes Master Issuer PLC, Series 2011-1A Class A3 (United Kingdom)	Aaa	2.339%		10/01/54	EUR	7,700	10,938,797
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.43	%(c)	12/25/36		666	510,705
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	BB(d)	1.811	%(c)	01/25/32		3	2,554
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	BB(d)	1.959	%(c)	01/25/32		20	17,135
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	5.186	%(c)	06/25/35		528	408,742
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	2.677	%(c)	12/25/34		1,530	1,149,886
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	5.018	%(c)	09/25/35		552	494,326
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.707	%(c)	02/25/34		1,471	1,494,916
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	A2	5.041	%(c)	02/25/35		1,018	1,032,799
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.75%		01/25/36		5,668	5,306,394
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.081	%(c)	07/25/35		5,216	4,885,809
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33		1,047	1,097,741
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%		07/25/35		1,011	926,443
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.55	%(c)	03/25/37		789	341,897
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.416	%(c)	04/25/37		1,275	931,739
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	2.333	%(c)	05/25/33		2,980	2,919,242

Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.46	%(c)	02/25/36	3,627	2,758,632
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	2.238	%(c)	12/25/34	420	406,078
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.25	%(c)	10/25/35	559	486,089
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.50	%(c)	11/25/35	2,900	2,609,212
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35	6,702	6,174,026
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	634	534,335
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	627	526,604
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.51	%(c)	07/25/35	341	323,003
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.65	%(c)	02/25/34	455	416,902
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.65	%(c)	02/25/19	59	57,631
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.48	%(c)	05/25/37	973	297,761
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	BB(d)	6.50%		03/25/32	122	126,157
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.249	%(c)	09/25/35	5,585	3,887,712
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	27	29,876
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.611	%(c)	01/25/35	5,737	4,815,244
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.651	%(c)	08/25/35	991	793,268
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.95	%(c)	02/25/36	551	428,074
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.51	%(c)	05/25/46	516	140,715
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.51	%(c)	05/25/46	641	93,058
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.37	%(c)	08/25/36	4,027	2,613,524
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	0.35	%(c)	09/25/47	294	291,765
Structured Asset Securities Corp., Series 2002-1A, Class 4A	BB(d)	2.68	%(c)	02/25/32	57	55,174
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Ba3	2.53	%(c)	01/25/34	667	606,056
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	B-(d)	2.768	%(c)	10/25/35	1,906	1,560,531
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa1	0.93	%(c)	04/25/43	227	213,726
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.37	%(c)	10/25/46	6,056	5,998,891
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.36	%(c)	11/25/46	2,299	2,268,606
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, IO	Ca	1.282	%(c)	05/25/46	3,113	1,777,500
Washington Mutual MCS Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.359	%(c)	02/25/33	18	16,408
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	2.734	%(c)	02/27/34	643	657,050
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.512	%(c)	11/25/42	322	284,649
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.78	%(c)	09/25/33	370	373,200
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	B3	0.70	%(c)	11/25/34	1,189	834,010
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	A1	6.00%		06/25/34	302	321,726
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	B2	0.54	%(c)	10/25/45	2,762	2,376,202

Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.66	%(c)	11/25/45	700	426,537
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.66	%(c)	12/25/45	664	377,043
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.846	%(c)	09/25/36	750	592,572
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.398	%(c)	12/25/36	216	169,731
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	1.132	%(c)	12/25/46	1,416	929,376
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	1.122	%(c)	12/25/46	1,961	1,427,921
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.984	%(c)	12/25/46	600	453,246
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.119	%(c)	01/25/37	945	735,539
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.27	%(c)	04/25/37	2,806	2,025,562
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	1,573	1,618,685
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	47,075	48,918,154
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.975	%(c)	12/25/34	3,130	3,066,629
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.91	%(c)	01/25/35	4,263	4,280,471
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	A(d)	2.772	%(c)	03/25/36	3,204	2,850,157

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $437,467,366)						416,634,103

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal National Mortgage Assoc., Notes		0.50%		10/30/12	12,900	12,861,630
Federal National Mortgage Assoc., Notes		1.00%		12/27/12	95,800	96,217,113
Resolution Funding Corp., Bonds		3.54	%(s)	10/15/19	7,600	5,609,925
Small Business Administration Participation Certificates, Series 2003-20I, Class 1		5.13%		09/01/23	783	832,154
Small Business Administration Participation Certificates, Series 2004-20F, Class 1		5.52%		06/01/24	5,627	6,000,647
Small Business Administration Participation Certificates, Series 2007-20K, Class 1		5.51%		11/01/27	16,715	18,035,997
Small Business Administration Participation Certificates, Series 2009-20E, Class 1		4.43%		05/01/29	19,586	20,395,349
Small Business Administration, Gov’t. Gtd. Notes		4.875%		09/10/13	4,420	4,630,547
Small Business Administration, Gov’t. Gtd. Notes		6.344%		08/01/11	167	169,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $162,084,833)						164,753,298

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 25.8%

Federal Home Loan Mortgage Corp.		4.50%		04/01/38-03/01/41	25,830	26,284,814
Federal Home Loan Mortgage Corp.		4.50%		TBA	77,000	78,227,226
Federal Home Loan Mortgage Corp.		4.766	%(c)	11/01/35	1,293	1,368,278
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-02/01/40	106,788	114,055,077
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-07/01/40	115,897	126,122,579
Federal Home Loan Mortgage Corp.		6.00%		TBA	10,000	10,862,500
Federal National Mortgage Assoc.		1.518	%(c)	06/01/43	2,150	2,147,715
Federal National Mortgage Assoc.		2.45	%(c)	01/01/24	1	1,244
Federal National Mortgage Assoc.		2.612	%(c)	08/01/35	2,150	2,235,090
Federal National Mortgage Assoc.		2.879	%(c)	06/01/35	423	445,161
Federal National Mortgage Assoc.		2.934	%(c)	07/01/37	584	611,974
Federal National Mortgage Assoc.		3.485	%(c)	08/01/29	89	89,995
Federal National Mortgage Assoc.		3.50%		11/01/40	1,298	1,224,229

Federal National Mortgage Assoc.	3.786	%(c)	05/01/36	5,560	5,568,873
Federal National Mortgage Assoc.	4.049	%(c)	05/01/36	46	48,014
Federal National Mortgage Assoc.	4.174	%(c)	11/01/35	1,770	1,817,975
Federal National Mortgage Assoc.	4.50%		03/01/14-04/01/41	188,613	192,957,879
Federal National Mortgage Assoc.	4.50%		TBA	13,000	13,591,098
Federal National Mortgage Assoc.	4.50%		TBA	49,000	51,350,481
Federal National Mortgage Assoc.	4.50%		TBA	936,200	952,729,547
Federal National Mortgage Assoc.	4.538	%(c)	01/01/28	75	76,437
Federal National Mortgage Assoc.	4.578	%(c)	12/01/36	1,133	1,184,144
Federal National Mortgage Assoc.	5.00%		02/01/34-03/01/35	27,065	28,438,536
Federal National Mortgage Assoc.	5.00%		TBA	281,000	293,030,453
Federal National Mortgage Assoc.	5.367	%(c)	01/01/36	1,149	1,226,119
Federal National Mortgage Assoc.	5.50%		05/01/13-11/01/40	292,741	313,799,064
Federal National Mortgage Assoc.	6.00%		02/01/17-02/01/40	383,894	418,263,558
Federal National Mortgage Assoc.	6.00%		TBA	2,800	3,045,000
Federal National Mortgage Assoc.	6.00%		TBA	700	759,500
Federal National Mortgage Assoc.	6.50%		09/01/16-10/01/37	3,858	4,324,678
Government National Mortgage Assoc.	2.125	%(c)	10/20/23-11/20/29	1,323	1,364,084
Government National Mortgage Assoc.	2.625	%(c)	08/20/23-07/20/30	903	932,002
Government National Mortgage Assoc.	2.75	%(c)	01/20/32-02/20/32	1,281	1,325,914
Government National Mortgage Assoc.	3.375	%(c)	03/20/17-05/20/30	1,216	1,267,663
Government National Mortgage Assoc.	6.00%		05/15/37	75	84,341
Government National Mortgage Assoc.	7.00%		02/15/24	8	9,231

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,636,840,432)					2,650,870,473

U.S. TREASURY OBLIGATIONS — 1.6%

U.S. Treasury Inflationary Indexed Bonds, TIPS	1.75%		01/15/28	4,700	5,034,828
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		01/15/26	11,000	13,025,108
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27	50,450	62,268,547
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	63,000	73,186,975
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28	1,500	2,633,633
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	2,300	4,122,285

TOTAL U.S. TREASURY OBLIGATIONS (cost $165,126,518)					160,271,376

	Shares
COMMON STOCKS

Financial Services
Citigroup, Inc.*	1	5

Insurance
American International Group, Inc.*	45,741	1,607,345

TOTAL COMMON STOCKS (cost $9,447,324)		1,607,350

PREFERRED STOCKS — 0.7%

Automobile Manufacturers
General Motors Corp. (Class B Stock) 5.25%, CVT*	68,000	497,250

Diversified Financial Services — 0.6%
GMAC Capital Trust I, 8.125%, CVT*	2,508,000	63,954,000

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT*	1,100,606	4,941,721

TOTAL PREFERRED STOCKS (cost $91,254,462)		69,392,971

TOTAL LONG-TERM INVESTMENTS (cost $7,518,722,565)		7,611,652,638

SHORT-TERM INVESTMENTS — 38.0%

			Principal
			Amount
			(000)#
CERTIFICATES OF DEPOSIT(n) — 1.8%

Banco Bradessco, 144A	1.35%	06/27/11	$95,100	95,030,311
Industrial & Commercial Bank of China Ltd	0.75%	08/15/11	21,700	21,728,828
Industrial & Commercial Bank of China Ltd	0.75%	08/18/11	32,200	32,243,718
Itau Unibanco	1.434%	12/05/11	9,200	9,103,037
Itau Unibanco	1.75%	01/17/12	31,100	30,691,732

TOTAL CERTIFICATES OF DEPOSIT (cost $188,467,596)				188,797,626

COMMERCIAL PAPER(n) — 4.7%

Comcast Corp.	0.48%	04/25/11	6,700	6,698,134
Daimler Finance NA LLC	0.44%	05/17/11	1,700	1,699,181
Kells Fund LLC	0.23%	04/15/11	9,700	9,699,132
Kells Fund LLC	0.28%	06/10/11	6,200	6,196,809
Kells Fund LLC	0.28%	06/29/11	20,800	20,785,440

Kells Fund LLC	0.28%	07/08/11	43,200	43,165,310
Kells Fund LLC	0.28%	07/13/11	13,800	13,788,080
Kells Fund LLC	0.28%	07/18/11	15,800	15,785,409
Kells Fund LLC	0.30%	07/07/11	22,500	22,482,176
Kells Fund LLC	0.33%	05/05/11	40,300	40,289,521
Kells Fund LLC	0.33%	05/06/11	55,000	54,985,235
Kells Fund LLC	0.33%	05/09/11	28,200	28,192,102
Kells Fund LLC	0.33%	05/11/11	28,200	28,191,400
Kells Fund LLC	0.36%	06/07/11	39,600	39,580,703
Straight-A Funding LLC	0.23%	06/13/11	26,673	26,657,485
Straight-A Funding LLC	0.24%	05/04/11	6,700	6,698,312
Straight-A Funding LLC	0.24%	06/02/11	7,700	7,696,456
Straight-A Funding LLC	0.24%	06/09/11	13,700	13,692,621
Straight-A Funding LLC	0.25%	05/16/11	8,500	8,497,177
Straight-A Funding LLC	0.25%	05/17/11	2,000	1,999,861
Straight-A Funding LLC	0.25%	05/18/11	15,100	15,094,568
Straight-A Funding LLC	0.25%	06/03/11	5,100	5,097,604
Straight-A Funding LLC SLST	0.17%	04/04/11	10,000	9,999,858
Straight-A Funding LLC SLST	0.208%	05/09/11	1,100	1,099,759
Straight-A Funding LLC SLST	0.23%	05/09/11	3,000	2,999,880
Straight-A Funding LLC SLST	0.24%	06/06/11	17,400	17,391,192
Straight-A Funding LLC SLST	0.25%	05/09/11	5,300	5,298,510
Straight-A Funding LLC SLST	0.25%	05/11/11	17,300	17,294,713
Straight-A Funding LLC SLST	0.25%	06/03/11	2,600	2,598,766
Straight-A Funding LLC SLST	0.25%	06/06/11	6,700	6,696,667
Vodafone Group PLC	0.83%	01/13/12	1,800	1,790,366

TOTAL COMMERCIAL PAPER (cost $482,133,972)				482,142,427

REPURCHASE AGREEMENTS(m) — 4.6%

Barclays Capital, Inc., 0.13%, dated 03/31/11, due 04/01/11 in the amount of $13,300,048			13,300	13,300,000
Citigroup Global Markets, Inc., 0.15%, dated 03/31/11, due 04/01/11 in the amount of $6,600,028			6,600	6,600,000
Credit Suisse Securities (USA) LLC, 0.14%, dated 03/31/11, due 04/01/11 in the amount of $5,700,022			5,700	5,700,000
Credit Suisse Securities (USA) LLC, 0.14%, dated 03/31/11, due 04/01/11 in the amount of $7,100,028			7,100	7,100,000
Deutsche Bank Securities, Inc., 0.10%, dated 03/31/11, due 04/01/11 in the amount of $101,000,281			101,000	101,000,000
Golman Sachs & Co. (The), 0.16%, dated 03/31/11, due 04/01/11 in the amount of $10,000,044			10,000	10,000,000
JPMorgan Securities LLC, 0.14%, dated 03/31/11, due 04/01/11 in the amount of $106,800,415			106,800	106,800,000
Morgan Stanley & Co., Inc., 0.13%, dated 03/09/11, due 04/21/11 in the amount of $164,224,904(g)			164,200	164,200,000
Morgan Stanley & Co., Inc., 0.14%, dated 03/31/11, due 04/01/11 in the amount of $28,500,111			28,500	28,500,000
Morgan Stanley & Co., Inc., 0.14%, dated 03/31/11, due 04/01/11 in the amount of $28,500,111			28,500	28,500,000

TOTAL REPURCHASE AGREEMENTS (cost $471,700,000)				471,700,000

U.S. TREASURY OBLIGATIONS(n) — 26.9%

U.S. Treasury Bills	0.075%	04/21/11	51,800	51,797,842
U.S. Treasury Bills(h)	0.105%	06/16/11	30,300	30,295,213
U.S. Treasury Bills	0.105%	06/30/11	69,700	69,683,969
U.S. Treasury Bills	0.14%	09/08/11	160,500	160,393,107
U.S. Treasury Bills	0.145%	08/18/11-08/25/11	95,000	94,947,152
U.S. Treasury Bills	0.15%	08/18/11-08/25/11	84,200	84,155,648
U.S. Treasury Bills	0.155%	08/25/11-09/01/11	119,680	119,611,573
U.S. Treasury Bills	0.158%	07/14/11-09/01/11	319,200	319,020,897
U.S. Treasury Bills	0.16%	07/14/11-08/25/11	549,083	548,869,524
U.S. Treasury Bills	0.161%	07/28/11	141,000	140,950,509
U.S. Treasury Bills	0.165%	08/18/11	187,100	187,002,521
U.S. Treasury Bills(h)(k)(u)	0.17%	08/04/11	388,000	387,851,784
U.S. Treasury Bills	0.173%	08/04/11	477,000	476,817,786
U.S. Treasury Bills	0.175%	07/28/11-08/11/11	84,617	84,579,660
U.S. Treasury Bills	0.186%	06/23/11	8,200	8,198,352

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,763,812,112)				2,764,175,537

TOTAL SHORT-TERM INVESTMENTS (cost $3,906,113,680)	3,906,815,590

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—111.9% (cost $11,424,836,245)	11,518,468,228

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN* — (0.4)%

Call Options — (0.1)%
90 Day Euro Dollar, expiring 09/19/11, Strike Price $99.38		1,919,000	(1,127,413)
5 Year CDX North American IG 15, expiring 09/21/11, Strike Price $0.80		16,000	(36,959)
10 Year U.S. Treasury Note Futures,
expiring 04/21/11, Strike Price $123.00		2,800	(875)
expiring 05/20/11, Strike Price $122.00		51,900	(137,859)
Interest Rate Swap Options, Pay a fixed rate of 3.10% and receive a floating rate based on 3-month LIBOR, expiring 04/25/11	Royal Bank of Scotland	57,200	(22,597)
Option on forward 2 year swap rate,(q)
expiring 10/11/11, Strike Price $—	Morgan Stanley	286,200	(5,060,109)
expiring 11/14/11, Strike Price $—	Morgan Stanley	155,700	(2,745,991)

			(9,131,803)

Put Options — (0.3)%
90 Day Euro Dollar,
expiring 09/19/11, Strike Price $99.38		1,919,000	(335,825)
expiring 03/19/12, Strike Price $99.00		1,352,000	(760,500)
5 Year CDX North American IG 15,
expiring 09/21/11, Strike Price $1.20		16,000	(46,461)
expiring 09/21/11, Strike Price $1.20		3,000	(8,712)
10 Year U.S. Treasury Note Futures,
expiring 04/21/11, Strike Price $118.50		2,800	(15,750)
expiring 05/20/11, Strike Price $117.00		22,200	(111,000)
Currency Option USD vs JPY, expiring 04/21/11, @ FX Rate 79.00		7,500	(5,645)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank	6,000	(42,808)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	16,800	(93,513)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	40,100	(229,486)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	18,200	(111,513)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	18,700	(146,858)
Interest Rate Swap Options,
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, expiring 04/25/11	Royal Bank of Scotland	57,200	(318,127)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Barclays Capital Group	12,900	(78,871)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Deutsche Bank	47,900	(292,860)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Royal Bank of Scotland	27,400	(167,523)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	170,000	(2,514,762)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	124,400	(1,840,214)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	138,400	(1,674,032)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	112,200	(1,357,127)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	81,700	(988,211)

Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	209,600	(2,535,240)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(43,064)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Citigroup Global Markets	72,200	(2,119,890)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Royal Bank of Scotland	24,100	(707,609)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	23,800	(331,557)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	150,500	(2,096,611)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	489,800	(6,823,389)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Royal Bank of Scotland	164,300	(1,344,892)

			(27,142,050)

TOTAL OPTIONS WRITTEN (premiums received $27,415,505)			(36,273,853)

SECURITIES SOLD SHORT — (0.3)%

			Principal
			Amount
			(000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.1)%

Federal National Mortgage Assoc.	5.50%	TBA	3,600	(3,849,750)
Government National Mortgage Assoc.	6.00%	TBA	4,000	(4,390,000)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $8,227,703)				(8,239,750)

U.S. TREASURY OBLIGATIONS — (0.2)%

U.S. Treasury Notes	2.625%	11/15/20	2,400	(2,239,500)
U.S. Treasury Notes	3.625%	02/15/21	22,600	(22,921,349)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds received $25,033,443)				(25,160,849)

TOTAL SECURITIES SOLD SHORT (proceeds received $33,261,146)				(33,400,599)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—111.2% (cost $11,364,159,594)				11,448,793,776
Other liabilities in excess of other assets(x) — (11.2)%				(1,153,050,999)

NET ASSETS — 100.0%				$10,295,742,777

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

Euribor	Euro Interbank Offered Rate

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

IO	Interest Only

LIBOR	London Interbank Offered Rate

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

SLST	Student Loan Short-Term

TIPS	Treasury Inflation Protected Securities

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	New Turkish Lira

TWD	New Taiwanese Dollar

USD	United States Dollar

ZAR	South African Rand

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(e)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $15,164,208. The aggregate value of $15,066,971 is approximately 0.1% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2011, 10 securities representing $135,527,295 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(u)	Represents security, or a portion thereof, segregated as collateral for forward foreign currency exchange contracts.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)
Long Positions:
8,797	90 Day Euro Dollar	Sep. 2011	$2,186,699,250	$2,189,133,450	$2,434,200
13,730	90 Day Euro Dollar	Dec. 2011	3,406,388,662	3,411,733,375	5,344,713
22,077	90 Day Euro Dollar	Mar. 2012	5,470,747,225	5,472,060,413	1,313,188
8,782	90 Day Euro Dollar	Jun. 2012	2,171,128,688	2,169,044,225	(2,084,463)
1,957	90 Day Euro Dollar	Sep. 2012	484,787,387	481,470,925	(3,316,462)
1,130	90 Day Euro Dollar	Dec. 2012	279,118,438	276,991,250	(2,127,188)
1,407	2 Year U.S. Treasury Notes	Jun. 2011	306,767,844	306,901,875	134,031

					1,698,019

Short Positions:
2,209	10 Year U.S. Treasury Notes	Jun. 2011	261,950,766	262,940,032	(989,266)

					$708,753

Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 04/29/11	Royal Bank of Canada	AUD	29,512	$28,854,473	$30,416,731	$1,562,258
Brazilian Real,
Expiring 06/02/11	Hong Kong & Shanghai Bank	BRL	268,348	158,513,539	162,121,986	3,608,447
Expiring 09/02/11	Morgan Stanley	BRL	3,533	1,900,000	2,089,511	189,511
Canadian Dollar,
Expiring 06/20/11	Citigroup Global Markets	CAD	33,230	34,003,199	34,211,205	208,006
Expiring 06/20/11	Deutsche Bank	CAD	5,250	5,308,741	5,405,020	96,279
Chinese Yuan,
Expiring 04/07/11	Barclays Capital Group	CNY	41,095	6,204,000	6,277,877	73,877
Expiring 04/07/11	Barclays Capital Group	CNY	39,955	6,030,000	6,103,647	73,647
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,791,525	53,525
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,791,525	53,525
Expiring 04/07/11	Deutsche Bank	CNY	130,587	19,449,884	19,948,904	499,020
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,838,389	76,389
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,838,389	76,389
Expiring 04/07/11	Morgan Stanley	CNY	5,552	838,000	848,107	10,107
Expiring 11/15/11	Barclays Capital Group	CNY	12,019	1,849,646	1,856,665	7,019
Expiring 11/15/11	Barclays Capital Group	CNY	3,781	588,483	584,080	(4,403)
Expiring 11/15/11	JPMorgan Chase	CNY	9,290	1,446,364	1,435,096	(11,268)
Expiring 11/15/11	JPMorgan Chase	CNY	1,487	231,116	229,708	(1,408)
Expiring 11/15/11	Royal Bank of Canada	CNY	10,725	1,657,415	1,656,791	(624)
Expiring 02/13/12	Barclays Capital Group	CNY	3,316	518,579	514,501	(4,078)
Expiring 02/13/12	Citigroup Global Markets	CNY	79,600	12,349,318	12,352,035	2,717
Expiring 02/13/12	Citigroup Global Markets	CNY	58,700	9,100,070	9,108,851	8,781
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	231,148	35,798,102	35,868,751	70,649
Euro,
Expiring 04/19/11	Barclays Capital Group	EUR	581	812,422	823,101	10,679
Expiring 04/19/11	BNP Paribas	EUR	3,403	4,824,811	4,821,022	(3,789)
Expiring 04/19/11	Credit Suisse First Boston Corp.	EUR	415	588,958	587,929	(1,029)
Expiring 04/19/11	Deutsche Bank	EUR	1,008	1,372,457	1,428,031	55,574
Expiring 04/19/11	JPMorgan Chase	EUR	307	416,933	434,926	17,993
Expiring 04/19/11	Royal Bank of Canada	EUR	2,592	3,600,042	3,672,080	72,038
Expiring 04/19/11	UBS Securities	EUR	5,500	7,740,854	7,791,836	50,982
Indian Rupee,
Expiring 05/09/11	Barclays Capital Group	INR	138,000	2,978,632	3,071,675	93,043
Expiring 05/09/11	Barclays Capital Group	INR	82,602	1,800,000	1,838,598	38,598
Expiring 05/09/11	Barclays Capital Group	INR	77,894	1,700,000	1,733,805	33,805
Expiring 05/09/11	Barclays Capital Group	INR	77,265	1,700,000	1,719,804	19,804
Expiring 05/09/11	Citigroup Global Markets	INR	188,000	4,087,401	4,184,601	97,200
Expiring 05/09/11	Goldman Sachs & Co.	INR	208,000	4,532,084	4,629,771	97,687
Expiring 05/09/11	JPMorgan Chase	INR	317,850	6,823,744	7,074,869	251,125
Expiring 05/09/11	JPMorgan Chase	INR	229,930	5,000,000	5,117,901	117,901
Expiring 05/09/11	JPMorgan Chase	INR	113,800	2,500,000	2,533,019	33,019
Expiring 05/09/11	JPMorgan Chase	INR	97,734	2,100,000	2,175,414	75,414
Expiring 05/09/11	Morgan Stanley	INR	96,936	2,100,000	2,157,651	57,651
Expiring 05/09/11	Morgan Stanley	INR	96,747	2,100,000	2,153,445	53,445
Expiring 08/12/11	Deutsche Bank	INR	100,000	2,152,111	2,186,516	34,405
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	158,032	3,408,433	3,455,395	46,962

Indonesia Rupiah,
Expiring 04/15/11	Barclays Capital Group	IDR	18,538,800	2,100,000	2,123,939	23,939
Expiring 04/15/11	Barclays Capital Group	IDR	7,057,600	800,000	808,570	8,570
Expiring 04/15/11	Citigroup Global Markets	IDR	13,054,060	1,420,000	1,495,567	75,567
Expiring 04/15/11	JPMorgan Chase	IDR	20,332,000	2,300,000	2,329,381	29,381
Expiring 04/15/11	JPMorgan Chase	IDR	17,528,000	2,000,000	2,008,134	8,134
Expiring 04/15/11	JPMorgan Chase	IDR	10,153,000	1,100,000	1,163,201	63,201
Expiring 04/15/11	JPMorgan Chase	IDR	7,951,500	900,000	910,981	10,981
Expiring 04/15/11	JPMorgan Chase	IDR	6,184,500	700,000	708,541	8,541
Expiring 04/15/11	Morgan Stanley	IDR	14,544,000	1,600,000	1,666,266	66,266
Expiring 04/15/11	Morgan Stanley	IDR	5,526,000	600,000	633,098	33,098
Expiring 07/27/11	Barclays Capital Group	IDR	22,504,795	2,436,903	2,532,081	95,178
Expiring 07/27/11	Barclays Capital Group	IDR	12,048,600	1,290,000	1,355,623	65,623
Expiring 07/27/11	Citigroup Global Markets	IDR	36,544,000	4,002,629	4,111,673	109,044
Expiring 07/27/11	Citigroup Global Markets	IDR	23,073,300	2,481,801	2,596,045	114,244
Expiring 07/27/11	Citigroup Global Markets	IDR	7,624,000	800,000	857,799	57,799
Expiring 07/27/11	Citigroup Global Markets	IDR	5,157,000	540,000	580,229	40,229
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	23,738,300	2,559,661	2,670,866	111,205
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	13,314,000	1,400,000	1,497,997	97,997
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	12,872,400	1,360,000	1,448,312	88,312
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	5,588,000	601,637	628,722	27,085
Expiring 07/27/11	JPMorgan Chase	IDR	19,068,000	2,077,350	2,145,397	68,047
Expiring 07/27/11	JPMorgan Chase	IDR	5,664,000	600,000	637,273	37,273
Expiring 07/27/11	Maybank	IDR	11,997,000	1,290,000	1,349,818	59,818
Expiring 07/27/11	Royal Bank of Scotland	IDR	5,103,000	540,000	574,154	34,154
Expiring 10/31/11	Deutsche Bank	IDR	36,978,000	3,986,846	4,090,160	103,314
Expiring 10/31/11	Royal Bank of Canada	IDR	78,063,500	8,410,203	8,634,653	224,450
Expiring 01/31/12	Citigroup Global Markets	IDR	120,869,460	13,321,884	13,150,134	(171,750)
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	4,200	1,353,311	1,373,944	20,633
Expiring 08/11/11	Barclays Capital Group	MYR	4,200	1,359,972	1,373,944	13,972
Expiring 08/11/11	Barclays Capital Group	MYR	4,000	1,299,756	1,308,518	8,762
Expiring 08/11/11	Citigroup Global Markets	MYR	7,490	2,420,736	2,450,200	29,464
Expiring 08/11/11	Citigroup Global Markets	MYR	6,200	2,010,572	2,028,203	17,631
Expiring 08/11/11	Citigroup Global Markets	MYR	6,200	2,015,146	2,028,203	13,057
Expiring 08/11/11	Citigroup Global Markets	MYR	4,200	1,361,868	1,373,944	12,076
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	6,908	2,244,783	2,259,915	15,132
Expiring 08/11/11	JPMorgan Chase	MYR	4,100	1,330,521	1,341,231	10,710
Mexican Peso,
Expiring 07/07/11	Citigroup Global Markets	MXN	23,059	1,900,000	1,921,247	21,247
Expiring 07/07/11	Deutsche Bank	MXN	29,684	2,400,000	2,473,229	73,229
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	37,893	3,100,000	3,157,137	57,137
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	32,878	2,700,000	2,739,304	39,304
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	31,764	2,600,000	2,646,535	46,535
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,011	2,200,000	2,250,447	50,447
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,009	2,200,000	2,250,355	50,355

Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	27,005	2,200,000	2,249,989	49,989
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	21,851	1,800,000	1,820,579	20,579
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	19,524	1,600,000	1,626,690	26,690
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	19,430	1,600,000	1,618,825	18,825
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	15,876	1,300,000	1,322,715	22,715
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	13,391	1,100,000	1,115,692	15,692
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	13,389	1,100,000	1,115,509	15,509
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	12,211	1,000,000	1,017,348	17,348
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	9,809	800,000	817,244	17,244
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	4,871	400,000	405,839	5,839
Expiring 07/07/11	Morgan Stanley	MXN	1,178,534	96,297,276	98,192,505	1,895,229
Expiring 07/07/11	Morgan Stanley	MXN	12,262	1,000,000	1,021,639	21,639
Expiring 07/07/11	Morgan Stanley	MXN	12,255	1,000,000	1,021,056	21,056
Expiring 07/07/11	Morgan Stanley	MXN	10,999	900,000	916,438	16,438
Expiring 07/07/11	Morgan Stanley	MXN	8,556	700,000	712,902	12,902
Expiring 07/07/11	UBS Securities	MXN	14,709	1,200,000	1,225,537	25,537
Expiring 07/07/11	UBS Securities	MXN	13,439	1,100,000	1,119,679	19,679
New Taiwanese Dollar,
Expiring 04/06/11	Barclays Capital Group	TWD	132,597	4,499,683	4,530,896	31,213
Expiring 04/06/11	Deutsche Bank	TWD	24,000	806,723	816,246	9,523
Expiring 04/06/11	Deutsche Bank	TWD	23,600	769,356	802,642	33,286
Expiring 04/06/11	Deutsche Bank	TWD	16,801	566,757	571,423	4,666
Expiring 04/06/11	JPMorgan Chase	TWD	68,195	2,253,641	2,319,335	65,694
Expiring 01/11/12	Barclays Capital Group	TWD	132,597	4,626,541	4,550,223	(76,318)
New Turkish Lira,
Expiring 07/27/11	JPMorgan Chase	TRY	41,283	26,006,673	26,178,308	171,635
Norwegian Krone,
Expiring 05/05/11	Barclays Capital Group	NOK	14,543	2,584,655	2,624,818	40,163
Expiring 05/05/11	Royal Bank of Canada	NOK	1,678	295,842	302,857	7,015
Philippine Peso,
Expiring 04/15/11	Barclays Capital Group	PHP	38,232	900,000	880,237	(19,763)
Expiring 04/15/11	Citigroup Global Markets	PHP	65,415	1,500,000	1,506,087	6,087
Expiring 04/15/11	Citigroup Global Markets	PHP	19,238	450,000	442,916	(7,084)
Expiring 04/15/11	JPMorgan Chase	PHP	65,625	1,500,000	1,510,922	10,922
Expiring 04/15/11	JPMorgan Chase	PHP	19,206	450,000	442,191	(7,809)
Expiring 06/15/11	Barclays Capital Group	PHP	142,992	3,200,000	3,283,562	83,562
Expiring 06/15/11	Barclays Capital Group	PHP	142,240	3,200,000	3,266,293	66,293
Expiring 06/15/11	Barclays Capital Group	PHP	141,984	3,200,000	3,260,415	60,415
Expiring 06/15/11	Barclays Capital Group	PHP	53,820	1,200,000	1,235,882	35,882
Expiring 06/15/11	Barclays Capital Group	PHP	48,950	1,100,000	1,124,051	24,051
Expiring 06/15/11	Citigroup Global Markets	PHP	76,584	1,795,220	1,758,620	(36,600)
Expiring 06/15/11	Citigroup Global Markets	PHP	69,000	1,583,295	1,584,465	1,170
Expiring 06/15/11	Citigroup Global Markets	PHP	55,600	1,265,938	1,276,757	10,819
Expiring 06/15/11	Citigroup Global Markets	PHP	52,420	1,192,177	1,203,734	11,557
Expiring 06/15/11	Citigroup Global Markets	PHP	38,430	900,000	882,478	(17,522)
Expiring 06/15/11	Citigroup Global Markets	PHP	26,000	598,251	597,045	(1,206)
Expiring 06/15/11	Deutsche Bank	PHP	52,631	1,199,977	1,208,579	8,602
Expiring 06/15/11	Deutsche Bank	PHP	34,568	800,000	793,794	(6,206)
Expiring 06/15/11	Hong Kong & Shanghai Bank	PHP	39,540	903,359	907,967	4,608
Expiring 06/15/11	JPMorgan Chase	PHP	100,280	2,300,000	2,302,755	2,755

Expiring 06/15/11	JPMorgan Chase	PHP	67,380	1,500,000	1,547,264	47,264
Expiring 06/15/11	JPMorgan Chase	PHP	60,956	1,400,000	1,399,748	(252)
Expiring 06/15/11	JPMorgan Chase	PHP	58,240	1,300,000	1,337,380	37,380
Expiring 06/15/11	JPMorgan Chase	PHP	54,067	1,232,999	1,241,554	8,555
Expiring 06/15/11	JPMorgan Chase	PHP	51,840	1,200,000	1,190,415	(9,585)
Expiring 06/15/11	JPMorgan Chase	PHP	30,506	700,000	700,517	517
Expiring 11/15/11	Barclays Capital Group	PHP	50,200	1,131,650	1,145,220	13,570
Expiring 11/15/11	Barclays Capital Group	PHP	21,300	479,190	485,920	6,730
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	480,726	483,639	2,913
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	478,663	483,639	4,976
Expiring 11/15/11	Barclays Capital Group	PHP	16,477	367,954	375,892	7,938
Expiring 11/15/11	Citigroup Global Markets	PHP	70,224	1,600,000	1,602,031	2,031
Expiring 11/15/11	Citigroup Global Markets	PHP	61,894	1,400,000	1,411,997	11,997
Expiring 11/15/11	Citigroup Global Markets	PHP	54,375	1,250,000	1,240,465	(9,535)
Expiring 11/15/11	Citigroup Global Markets	PHP	53,460	1,200,000	1,219,591	19,591
Expiring 11/15/11	Citigroup Global Markets	PHP	47,735	1,100,000	1,088,975	(11,025)
Expiring 11/15/11	Citigroup Global Markets	PHP	47,410	1,100,000	1,081,572	(18,428)
Expiring 11/15/11	Citigroup Global Markets	PHP	41,600	938,416	949,027	10,611
Expiring 11/15/11	Deutsche Bank	PHP	55,063	1,250,000	1,256,149	6,149
Expiring 11/15/11	Goldman Sachs & Co.	PHP	92,232	2,100,000	2,104,103	4,103
Expiring 11/15/11	JPMorgan Chase	PHP	92,610	2,100,000	2,112,726	12,726
Expiring 11/15/11	JPMorgan Chase	PHP	53,244	1,200,000	1,214,664	14,664
Expiring 11/15/11	JPMorgan Chase	PHP	47,410	1,100,000	1,081,572	(18,428)
Expiring 03/15/12	Morgan Stanley	PHP	207,716	4,770,134	4,712,268	(57,866)
Russian Ruble,
Expiring 07/01/11	Barclays Capital Group	RUB	89,807	3,143,402	3,135,102	(8,300)
Singapore Dollar,
Expiring 06/09/11	Citigroup Global Markets	SGD	1,286	1,000,000	1,020,693	20,693
Expiring 06/09/11	Deutsche Bank	SGD	4,600	3,525,931	3,649,867	123,936
Expiring 06/09/11	Deutsche Bank	SGD	2,545	1,956,030	2,019,320	63,290
Expiring 06/09/11	Goldman Sachs & Co.	SGD	19,703	15,380,667	15,633,530	252,863
Expiring 06/09/11	Goldman Sachs & Co.	SGD	2,225	1,700,000	1,765,663	65,663
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,682	1,300,000	1,334,225	34,225
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,560	1,200,000	1,237,781	37,781
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,544	1,200,000	1,225,308	25,308
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,296	1,000,000	1,028,152	28,152
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,292	1,000,000	1,024,978	24,978
Expiring 06/09/11	JPMorgan Chase	SGD	2,096	1,600,000	1,663,070	63,070
Expiring 06/09/11	JPMorgan Chase	SGD	1,560	1,200,000	1,237,495	37,495
Expiring 06/09/11	JPMorgan Chase	SGD	1,546	1,200,000	1,226,546	26,546
Expiring 06/09/11	JPMorgan Chase	SGD	1,286	1,000,000	1,020,296	20,296
Expiring 06/09/11	Royal Bank of Canada	SGD	5,782	4,392,745	4,587,754	195,009
Expiring 09/09/11	Barclays Capital Group	SGD	2,900	2,268,150	2,301,571	33,421
Expiring 09/09/11	Citigroup Global Markets	SGD	3,600	2,812,720	2,857,123	44,403
Expiring 09/09/11	Citigroup Global Markets	SGD	2,000	1,565,478	1,587,290	21,812
Expiring 09/09/11	Deutsche Bank	SGD	5,100	3,998,902	4,047,591	48,689
Expiring 09/09/11	JPMorgan Chase	SGD	6,160	4,837,539	4,888,875	51,336
Expiring 09/09/11	JPMorgan Chase	SGD	2,200	1,719,926	1,746,020	26,094
Expiring 09/09/11	JPMorgan Chase	SGD	1,100	858,778	873,010	14,232
Expiring 09/09/11	Royal Bank of Canada	SGD	2,000	1,555,537	1,587,290	31,753
Expiring 09/09/11	Royal Bank of Scotland	SGD	4,400	3,455,859	3,492,039	36,180
South African Rand,
Expiring 04/28/11	JPMorgan Chase	ZAR	9,757	1,400,000	1,436,593	36,593
Expiring 04/28/11	Morgan Stanley	ZAR	9,069	1,300,000	1,335,319	35,319
Expiring 07/28/11	Citigroup Global Markets	ZAR	4,874	700,000	707,865	7,865
Expiring 07/28/11	Deutsche Bank	ZAR	200,371	28,213,332	29,099,870	886,538

Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	7,664	1,100,000	1,113,078	13,078
Expiring 07/28/11	Hong Kong & Shanghai Bank	ZAR	2,787	400,000	404,697	4,697
Expiring 09/13/11	Barclays Capital Group	ZAR	10,642	1,400,000	1,534,772	134,772
Expiring 09/13/11	Morgan Stanley	ZAR	5,319	700,000	767,133	67,133
Expiring 09/13/11	UBS Securities	ZAR	4,560	600,000	657,630	57,630
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	1,454,700	1,300,000	1,322,894	22,894
Expiring 05/09/11	Barclays Capital Group	KRW	574,700	511,618	522,628	11,010
Expiring 05/09/11	Citigroup Global Markets	KRW	2,226,000	1,970,784	2,024,308	53,524
Expiring 05/09/11	Citigroup Global Markets	KRW	2,005,000	1,787,306	1,823,332	36,026
Expiring 05/09/11	Citigroup Global Markets	KRW	1,938,340	1,700,000	1,762,712	62,712
Expiring 05/09/11	Citigroup Global Markets	KRW	1,373,000	1,225,893	1,248,596	22,703
Expiring 05/09/11	Citigroup Global Markets	KRW	1,346,400	1,200,000	1,224,406	24,406
Expiring 05/09/11	Citigroup Global Markets	KRW	1,293,750	1,150,000	1,176,527	26,527
Expiring 05/09/11	Citigroup Global Markets	KRW	1,279,490	1,150,000	1,163,559	13,559
Expiring 05/09/11	Goldman Sachs & Co.	KRW	1,007,100	900,000	915,849	15,849
Expiring 05/09/11	Goldman Sachs & Co.	KRW	463,129	408,115	421,166	13,051
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	2,295,000	2,000,000	2,087,056	87,056
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	1,084,000	965,616	985,782	20,166
Expiring 05/09/11	JPMorgan Chase	KRW	32,594,067	28,142,002	29,640,805	1,498,803
Expiring 05/09/11	JPMorgan Chase	KRW	2,501,100	2,205,493	2,274,482	68,989
Expiring 05/09/11	JPMorgan Chase	KRW	2,385,600	2,100,000	2,169,447	69,447
Expiring 05/09/11	JPMorgan Chase	KRW	2,380,770	2,100,000	2,165,055	65,055
Expiring 05/09/11	JPMorgan Chase	KRW	2,145,100	1,900,000	1,950,738	50,738
Expiring 05/09/11	JPMorgan Chase	KRW	2,056,680	1,800,000	1,870,330	70,330
Expiring 05/09/11	JPMorgan Chase	KRW	1,924,400	1,700,000	1,750,035	50,035
Expiring 05/09/11	JPMorgan Chase	KRW	1,562,960	1,400,000	1,421,344	21,344
Expiring 05/09/11	JPMorgan Chase	KRW	1,391,640	1,200,000	1,265,547	65,547
Expiring 05/09/11	JPMorgan Chase	KRW	1,347,240	1,200,000	1,225,170	25,170
Expiring 05/09/11	JPMorgan Chase	KRW	1,335,720	1,200,000	1,214,694	14,694
Expiring 05/09/11	Morgan Stanley	KRW	3,585,920	3,200,000	3,261,009	61,009
Expiring 05/09/11	Morgan Stanley	KRW	2,936,180	2,600,000	2,670,141	70,141
Expiring 05/09/11	Morgan Stanley	KRW	2,807,825	2,500,000	2,553,415	53,415
Expiring 05/09/11	Morgan Stanley	KRW	2,802,825	2,500,000	2,548,869	48,869
Expiring 05/09/11	Morgan Stanley	KRW	2,484,240	2,200,000	2,259,150	59,150
Expiring 05/09/11	Morgan Stanley	KRW	2,466,530	2,200,000	2,243,044	43,044
Expiring 05/09/11	Morgan Stanley	KRW	2,256,300	2,000,000	2,051,863	51,863
Expiring 05/09/11	Morgan Stanley	KRW	2,248,000	2,000,000	2,044,315	44,315
Expiring 05/09/11	Morgan Stanley	KRW	2,245,000	2,000,000	2,041,587	41,587
Expiring 05/09/11	Morgan Stanley	KRW	2,129,140	1,900,000	1,936,224	36,224
Expiring 05/09/11	Morgan Stanley	KRW	2,032,650	1,800,000	1,848,477	48,477
Expiring 05/09/11	Morgan Stanley	KRW	2,004,300	1,800,000	1,822,696	22,696
Expiring 05/09/11	Morgan Stanley	KRW	1,918,790	1,700,000	1,744,934	44,934
Expiring 05/09/11	Morgan Stanley	KRW	1,663,500	1,500,000	1,512,775	12,775
Expiring 05/09/11	Morgan Stanley	KRW	1,016,100	900,000	924,034	24,034
Expiring 05/09/11	Royal Bank of Scotland	KRW	2,175,000	1,922,482	1,977,929	55,447
Expiring 05/09/11	UBS Securities	KRW	1,626,100	1,400,000	1,478,763	78,763
Expiring 08/12/11	Goldman Sachs & Co.	KRW	6,989,260	6,200,000	6,318,756	118,756
Expiring 08/12/11	Morgan Stanley	KRW	1,150,020	1,022,922	1,039,695	16,773
Expiring 08/12/11	Royal Bank of Canada	KRW	1,443,000	1,292,432	1,304,568	12,136
Swedish Krona,
Expiring 05/05/11	Morgan Stanley	SEK	3,813	597,022	603,041	6,019
Swiss Franc,
Expiring 05/05/11	Morgan Stanley	CHF	1,943	2,080,077	2,115,880	35,803

				$929,037,244	$947,692,838	$18,655,594

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/29/11	Barclays Capital Group	AUD	159	$159,670	$163,874	$(4,204)
British Pound,
Expiring 06/13/11	Citigroup Global Markets	GBP	19,017	30,500,434	30,475,571	24,863
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	19,016	30,508,510	30,473,968	34,542
Chinese Yuan,
Expiring 04/07/11	Citigroup Global Markets	CNY	79,600	12,141,550	12,160,005	(18,455)
Expiring 04/07/11	Citigroup Global Markets	CNY	58,700	8,944,762	8,967,240	(22,478)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	231,148	35,236,029	35,311,119	(75,090)
Euro,
Expiring 04/19/11	Citigroup Global Markets	EUR	1,125	1,558,976	1,593,785	(34,809)
Expiring 04/19/11	Citigroup Global Markets	EUR	166	231,335	235,172	(3,837)
Expiring 04/19/11	Deutsche Bank	EUR	1,121	1,545,473	1,588,118	(42,645)
Expiring 04/19/11	JPMorgan Chase	EUR	9,251	12,532,172	13,105,868	(573,696)
Expiring 04/19/11	Morgan Stanley	EUR	16,687	23,585,406	23,640,431	(55,025)
Expiring 04/19/11	Morgan Stanley	EUR	462	645,770	654,514	(8,744)
Expiring 04/19/11	Royal Bank of Canada	EUR	25,049	34,284,065	35,486,855	(1,202,790)
Expiring 04/19/11	Royal Bank of Canada	EUR	20,253	27,762,509	28,692,374	(929,865)
Expiring 04/19/11	Royal Bank of Canada	EUR	3,281	4,509,328	4,648,184	(138,856)
Expiring 04/19/11	UBS Securities	EUR	209,558	282,500,110	296,880,291	(14,380,181)
Indonesia Rupiah,
Expiring 04/15/11	Citigroup Global Markets	IDR	120,869,460	13,861,177	13,847,678	13,499
Japanese Yen,
Expiring 04/14/11	Citigroup Global Markets	JPY	1,378,051	17,184,181	16,568,397	615,784
Expiring 04/18/11	Citigroup Global Markets	JPY	1,324,009	16,510,693	15,919,004	591,689
New Taiwanese Dollar,
Expiring 04/06/11	Barclays Capital Group	TWD	132,597	4,503,198	4,509,646	(6,448)
Expiring 04/06/11	Deutsche Bank	TWD	64,401	2,185,472	2,200,632	(15,160)
Expiring 04/06/11	JPMorgan Chase	TWD	68,195	2,314,211	2,330,264	(16,053)
Philippine Peso,
Expiring 04/15/11	Morgan Stanley	PHP	207,716	4,783,867	4,782,352	1,515

				$567,988,898	$584,235,342	$(16,246,444)

Interest rate swap agreements outstanding at March 31, 2011:

		Notional					Upfront	Unrealized
	Termination	Amount				Fair	Premiums	Appreciation
Counterparty	Date	(000)#		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(2)	06/15/41		$14,400	4.25%	3 month LIBOR	$200,388	$323,180	$(122,792)
BNP Paribas(2)	06/15/41		7,100	4.25%	3 month LIBOR	98,802	310,822	(212,020)
Citigroup, Inc.(2)	06/15/41		20,500	4.25%	3 month LIBOR	285,274	792,768	(507,494)
Credit Suisse International(2)	06/15/41		7,100	4.25%	3 month LIBOR	98,802	223,560	(124,758)
Deutsche Bank AG(2)	06/15/21		43,300	3.50%	3 month LIBOR	583,401	1,373,206	(789,805)
HSBC Bank USA, N.A.(2)	06/15/41		80,900	4.25%	3 month LIBOR	1,125,791	921,503	204,288
Morgan Stanley Capital Services, Inc.(2)	06/15/41		76,100	4.25%	3 month LIBOR	1,058,995	795,066	263,929
Morgan Stanley Capital Services, Inc.(2)	06/15/21		4,200	3.50%	3 month LIBOR	56,588	116,413	(59,825)
Royal Bank of Scotland PLC(2)	06/15/41		66,600	4.25%	3 month LIBOR	926,795	1,183,386	(256,591)
UBS AG(2)	06/15/41		2,800	4.25%	3 month LIBOR	38,964	105,166	(66,202)
UBS AG(2)	06/15/21		14,500	3.50%	3 month LIBOR	195,365	409,080	(213,715)
Deutsche Bank AG(1)	06/15/11	AUD	106,200	4.50%	3 month Australian Bank Bill rate	(123,654)	(280,048)	156,394
Barclays Bank PLC(1)	01/02/12	BRL	8,000	10.84%	Brazilian interbank lending rate	52,383	5,794	46,589
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	7,386	—	7,386
Barclays Bank PLC(1)	01/02/13	BRL	125,800	11.91%	Brazilian interbank lending rate	327,176	70,486	256,690
Barclays Bank PLC(1)	01/02/14	BRL	12,500	11.99%	Brazilian interbank lending rate	(6,904)	44,017	(50,921)
Credit Suisse International(1)	01/02/12	BRL	2,300	11.76%	Brazilian interbank lending rate	22,471	5,214	17,257
Credit Suisse International(1)	01/02/13	BRL	309,200	12.48%	Brazilian interbank lending rate	2,055,745	165,256	1,890,489
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	75,238	2,732	72,506
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	7,082	—	7,082
HSBC Bank USA, N.A.(1)	01/02/12	BRL	20,500	11.14%	Brazilian interbank lending rate	217,214	40,217	176,997
HSBC Bank USA, N.A.(1)	01/02/12	BRL	24,400	11.36%	Brazilian interbank lending rate	226,007	44,059	181,948
HSBC Bank USA, N.A.(1)	01/02/13	BRL	40,600	11.88%	Brazilian interbank lending rate	69,115	(20,365)	89,480
HSBC Bank USA, N.A.(1)	01/02/13	BRL	35,600	12.30%	Brazilian interbank lending rate	324,675	76,463	248,212
HSBC Bank USA, N.A.(1)	01/02/13	BRL	235,700	11.89%	Brazilian interbank lending rate	773,758	76,017	697,741
HSBC Bank USA, N.A.(1)	01/02/14	BRL	93,700	12.54%	Brazilian interbank lending rate	873,044	85,810	787,234
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	443,038	—	443,038
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	836,690	(36,619)	873,309
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	263,335	5,900	257,435
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	13,600	11.98%	Brazilian interbank lending rate	57,795	13,956	43,839
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	35,900	12.59%	Brazilian interbank lending rate	286,134	92,444	193,690
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	60,900	12.51%	Brazilian interbank lending rate	539,929	34,639	505,290
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	12,800	11.89%	Brazilian interbank lending rate	(62,419)	(1,796)	(60,623)
Royal Bank of Scotland PLC(1)	01/02/13	BRL	125,000	12.61%	Brazilian interbank lending rate	1,125,029	(4,116)	1,129,145
Royal Bank of Scotland PLC(1)	01/02/13	BRL	12,500	11.95%	Brazilian interbank lending rate	(14,286)	9,765	(24,051)
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(236,778)	(24,126)	(212,652)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	814,918	(2,823)	817,741
UBS AG(1)	01/02/12	BRL	31,700	11.42%	Brazilian interbank lending rate	135,556	—	135,556
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	69,048	18,022	51,026
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	126,107	53,571	72,536
Morgan Stanley Capital Services, Inc.(1)	09/21/13	EUR	20,000	2.50%	6 month Euribor	(133,584)	(114,730)	(18,854)
Morgan Stanley Capital Services, Inc.(1)	03/05/13	MXN	38,200	6.50%	28 day Mexican interbank rate	(2,335)	(1,442)	(893)

						$13,818,078	$6,912,447	$6,905,631

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
	Termination	Amount			Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)#	Fixed Rate	Reference Entity/Obligation	Value(2)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	06/20/15	$31,100	5.00%	Dow Jones CDX EM13 Index	$3,753,722	$3,220,729	$532,993
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	60,349	50,071	10,278
Barclays Bank PLC	12/20/15	20,500	5.00%	Dow Jones CDX EM14 Index	2,697,415	2,521,207	176,208
Barclays Bank PLC	06/20/16	6,800	5.00%	Dow Jones CDX EM15 Index	954,117	908,998	45,119
Barclays Bank PLC	12/20/12	38,291	0.76%	Dow Jones CDX IG 9 5Y Index	475,514	—	475,514
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	60,545	—	60,545
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	19,710	—	19,710
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	18,654	—	18,654
Citigroup, Inc.	12/20/15	26,300	5.00%	Dow Jones CDX EM14 Index	3,460,587	3,203,578	257,009
Citigroup, Inc.	12/20/15	54,000	5.00%	Dow Jones CDX HY-15 Index	1,873,884	379,501	1,494,383
Credit Suisse International	06/20/15	7,900	5.00%	Dow Jones CDX EM13 Index	954,615	779,617	174,998
Credit Suisse International	06/20/15	1,000	5.00%	Dow Jones CDX EM13 Index	120,838	111,372	9,466
Deutsche Bank AG	12/20/14	4,000	5.00%	Dow Jones CDX EM12 Index	442,344	294,900	147,444
Deutsche Bank AG	12/20/15	48,800	1.00%	Dow Jones CDX IG 15 5Y Index	366,279	88,497	277,782
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	292,099	—	292,099
Deutsche Bank AG	06/20/15	22,400	5.00%	Dow Jones CDX EM13 Index	2,706,757	2,302,570	404,187
Deutsche Bank AG	12/20/15	12,400	5.00%	Dow Jones CDX EM14 Index	1,631,607	1,400,410	231,197
Deutsche Bank AG	06/20/16	3,000	5.00%	Dow Jones CDX EM15 Index	420,933	403,972	16,961
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	53,311	—	53,311
HSBC Bank USA, N.A.	06/20/15	29,800	5.00%	Dow Jones CDX EM13 Index	3,600,954	3,041,989	558,965
HSBC Bank USA, N.A.	12/20/15	42,400	5.00%	Dow Jones CDX EM14 Index	5,579,772	5,094,936	484,836
Morgan Stanley Capital Services, Inc.	06/20/15	15,200	5.00%	Dow Jones CDX EM13 Index	1,834,617	1,600,581	234,036
Morgan Stanley Capital Services, Inc.	12/20/15	6,700	5.00%	Dow Jones CDX EM14 Index	881,709	785,734	95,975
Morgan Stanley Capital Services, Inc.	12/20/15	10,300	5.00%	Dow Jones CDX HY-15 Index	357,249	365,597	(8,348)
UBS AG	12/20/15	2,200	5.00%	Dow Jones CDX EM14 Index	289,478	276,343	13,135

					$32,907,059	$26,830,602	$6,076,457

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount			Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)#	Fixed Rate	Reference Entity/Obligation	March 31, 2011(4)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	06/20/15	$1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	$2,025	$(14,151)	$16,176
Barclays Bank PLC	09/20/15	18,000	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.004%	(1,305)	(125,535)	124,230
Barclays Bank PLC	12/20/11	6,900	1.00%	Merrill Lynch & Co., 5.00%, due 01/15/15	0.341%	37,914	(14,010)	51,924
Barclays Bank PLC	03/20/16	1,300	1.00%	People's Republic of China, 4.75%, due 10/29/13	0.684%	20,319	15,000	5,319
Barclays Bank PLC	03/20/16	8,100	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.472%	(167,743)	(262,993)	95,250
Barclays Bank PLC	03/20/16	5,400	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.472%	(111,697)	(203,407)	91,710
Barclays Bank PLC	09/20/15	15,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.951%	32,683	(102,554)	135,237
Barclays Bank PLC	03/20/16	1,200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.020%	(821)	(9,010)	8,189
BNP Paribas	03/20/16	1,100	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.334%	(63,711)	(59,214)	(4,497)
BNP Paribas	03/20/16	600	1.00%	People's Republic of China, 4.75%, due 10/29/13	0.684%	9,377	7,008	2,369
BNP Paribas	03/20/16	EUR22,200	0.25%	U.S. Treasury Note, 4.875%, due 08/15/16	0.400%	(142,731)	(208,776)	66,045
Citigroup, Inc.	03/20/21	4,300	1.00%	Alcoa, Inc., 5.72%, due 02/23/19	2.175%	(389,451)	(443,406)	53,955
Citigroup, Inc.	06/20/15	3,100	1.00%	People's Republic of China, 4.75%, due 10/29/13	0.597%	54,539	41,377	13,162
Citigroup, Inc.	03/20/16	600	1.00%	Republic of Kazakhstan	1.367%	(10,128)	(16,822)	6,694
Citigroup, Inc.	03/20/16	32,100	1.00%	United Mexican States, 7.50%, due 04/08/33	1.020%	(21,965)	(255,882)	233,917
Citigroup, Inc.	03/20/16	900	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.018%	(1,998)	(9,758)	7,760
Citigroup, Inc.	03/20/16	13,100	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.334%	(758,742)	(784,434)	25,692
Citigroup, Inc.	06/20/15	1,700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	2,811	(39,687)	42,498
Citigroup, Inc.	09/20/15	1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.004%	(90)	(16,686)	16,596
Citigroup, Inc.	03/20/16	65,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.078%	(229,162)	(452,172)	223,010
Citigroup, Inc.	03/20/16	13,400	1.00%	General Electirc Capital Corp., 5.625%, due 09/15/17	1.107%	(78,794)	(130,052)	51,258
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.406%	11,901	(5,150)	17,051
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.406%	23,801	(9,801)	33,602
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	0.709%	299,303	—	299,303
Citigroup, Inc.	09/20/11	25,000	5.00%	MBIA Insurance Corp.	7.099%	(516,439)	(240,153)	(276,286)
Citigroup, Inc.	06/20/11	2,700	1.00%	Metlife, Inc., 5.00%, due 06/15/15	0.383%	5,117	(8,854)	13,971
Citigroup, Inc.	03/20/21	2,200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.428%	(71,966)	(92,481)	20,515
Credit Suisse International	06/20/15	8,100	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	13,440	(172,485)	185,925
Credit Suisse International	09/20/15	7,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.004%	(599)	(85,995)	85,396
Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	0.393%	32,728	—	32,728
Deutsche Bank AG	06/20/15	6,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	10,965	(58,399)	69,364
Deutsche Bank AG	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	2,975	(14,064)	17,039
Deutsche Bank AG	12/20/15	43,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.043%	(79,069)	(235,301)	156,232
Deutsche Bank AG	03/20/16	4,400	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(98,406)	(170,908)	72,502
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	0.583%	290,501	—	290,501
Deutsche Bank AG	09/20/15	1,300	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.218%	(11,587)	(26,726)	15,139
Deutsche Bank AG	03/20/16	600	1.00%	Republic of Kazakhstan	1.367%	(10,251)	(17,638)	7,387
Deutsche Bank AG	12/20/14	2,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.425%	60,296	18,959	41,337
Deutsche Bank AG	06/20/15	15,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	361,414	147,987	213,427
Deutsche Bank AG	03/20/15	4,500	0.95%	Japan Gov't. Series 55, 2.00%, due 03/21/22	0.813%	34,451	40,681	(6,230)
HSBC Bank USA, N.A.	03/20/16	2,500	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.224%	(260,539)	(303,288)	42,749
HSBC Bank USA, N.A.	06/20/15	13,400	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	22,605	(120,391)	142,996
HSBC Bank USA, N.A.	09/20/15	20,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.004%	(1,540)	(147,161)	145,621
HSBC Bank USA, N.A.	03/20/16	1,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.078%	(7,044)	(6,864)	(180)
HSBC Bank USA, N.A.	03/20/16	700	1.00%	Republic of Kazakhstan	1.367%	(11,816)	(19,950)	8,134
HSBC Bank USA, N.A.	09/20/15	16,000	1.00%	United Mexican States, 7.50%, due 04/08/33	0.951%	34,862	(109,391)	144,253
HSBC Bank USA, N.A.	03/20/16	31,500	1.00%	United Mexican States, 7.50%, due 04/08/33	1.020%	(28,068)	(307,027)	278,959
HSBC Bank USA, N.A.	03/20/21	26,800	1.00%	United Mexican States, 7.50%, due 04/08/33	1.428%	(876,903)	(1,228,492)	351,589
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.023%	(462)	—	(462)
Morgan Stanley Capital Services, Inc.	03/20/16	10,900	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.334%	(631,319)	(650,442)	19,123
Morgan Stanley Capital Services, Inc.	03/20/16	11,000	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.334%	(637,112)	(592,143)	(44,969)
Morgan Stanley Capital Services, Inc.	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.959%	2,986	(14,238)	17,224
Morgan Stanley Capital Services, Inc.	03/20/16	800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(17,712)	(27,182)	9,470
Morgan Stanley Capital Services, Inc.	09/20/11	3,400	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.409%	12,068	(13,443)	25,511
Morgan Stanley Capital Services, Inc.	12/20/15	13,800	1.00%	General Electric Capital Corp., 5.875%, due 09/15/17	1.054%	(44,883)	(254,596)	209,713
Morgan Stanley Capital Services, Inc.	09/20/11	800	1.00%	General Electric Capital Corp., 6.00%, due 06/15/12	0.409%	4,839	—	4,839
Morgan Stanley Capital Services, Inc.	03/20/16	41,800	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.965%	81,069	(308,156)	389,225
Morgan Stanley Capital Services, Inc.	03/20/16	25,000	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.472%	(517,725)	(811,706)	293,981
Morgan Stanley Capital Services, Inc.	12/20/14	800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.425%	17,865	4,414	13,451
Morgan Stanley Capital Services, Inc.	06/20/15	15,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.469%	359,125	147,050	212,075
Morgan Stanley Capital Services, Inc.	03/20/16	36,900	1.00%	United Mexican States, 7.50%, due 04/08/33	1.020%	(25,250)	(227,569)	202,319
Royal Bank of Scotland PLC	12/20/15	3,800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.700%	(75,916)	(69,013)	(6,903)
Royal Bank of Scotland PLC	03/20/16	800	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(17,897)	(26,077)	8,180
Royal Bank of Scotland PLC	06/20/15	9,300	1.00%	People's Republic of China, 4.75%, due 10/29/13	0.597%	163,617	127,859	35,758
Royal Bank of Scotland PLC	03/20/16	47,200	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.472%	(977,465)	(1,393,634)	416,169
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.759%	24,629	(49,373)	74,002
UBS AG	09/20/15	900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.004%	(69)	(7,644)	7,575
UBS AG	03/20/16	4,300	0.25%	France (Govt of), 4.25%, due 04/25/19	0.731%	(96,419)	(166,836)	70,417
UBS AG	09/20/15	5,000	0.25%	France (Gov't of), 4.25%, due 04/25/19	0.666%	(87,719)	(117,431)	29,712
UBS AG	09/20/11	2,000	1.00%	Morgan Stanley, 6.60%, due 04/01/12	0.353%	7,421	(3,834)	11,255
UBS AG	12/20/15	6,900	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.520%	172,581	144,310	28,271

						$(4,872,286)	$(10,567,740)	$5,695,454

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$205,492,891	$76,547,432
Bank Loans	—	31,592,613	—
Commerical Mortgage-Backed Securities	—	128,985,748	—
Convertible Bonds	—	45,778,625	—
Corporate Bonds	—	2,858,278,893	66,897,476
Foreign Government Bonds	—	414,763,708	—
Municipal Bonds	—	319,785,681	—
Residential Mortgage-Backed Securities	—	416,634,103	—
U.S. Government Agency Obligations	—	164,753,298	—
U.S. Government Mortgage-Backed Obligations	—	2,650,870,473	—
U.S. Treasury Obligations	—	2,924,446,913	—
Common Stocks	1,607,350	—	—
Preferred Stocks	69,392,971	—	—
Commercial Paper	—	482,142,427	—
Repurchase Agreements	—	471,700,000	—
Certificates of Deposit	—	188,797,626	—
Written Options	(2,489,222)	(25,354,353)	(8,430,278)
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(8,239,750)	—
Short Sales — U.S. Treasury Obligations	—	(25,160,849)	—
Other Financial Instuments*
Futures	708,753	—	—
Forward Foreign Currency Exchange Contracts	—	2,409,150	—
Interest Rate Swaps	—	6,905,631	—
Credit Default Swaps	—	11,771,911	—

Total	$69,219,852	$11,266,354,739	$135,014,630

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Residential
	Asset-Backed	Corporate	Mortgage-Backed
	Securities	Bonds	Securities

Balance as of 12/31/10	$8,956,800	$862,366	$349,771
Accrued discounts/premiums	(2,254,178)	—	(14,716)
Realized gain (loss)	61,748	(7)	—
Change in unrealized appreciation (depreciation)**	(451,693)	51,134	(335,055)
Purchases	79,191,555	66,000,000	—
Sales	—	(16,017)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,956,800)	—	—

Balance as of 3/31/11	$76,547,432	$66,897,476	$—

Written
Options
Balance as of 12/31/10	$(8,468,592)
Accrued discounts/premiums	—
Realized gain (loss)	66,893
Change in unrealized appreciation (depreciation)**	38,314
Purchases	—
Sales	(66,893)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$(8,430,278)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(395,278) was included in Net Assets relating to securities held at the reporting period end. It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Asset-Backed Security transferred out of Level 3 as a result of being priced by a vendor.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Credit contracts	$11,679,779
Foreign exchange contracts	2,403,505
Interest rate contracts	(28,561,692)

Total	$(14,478,408)

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%

AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	20,194,604	$186,598,143
AST Federated Aggressive Growth Portfolio	2,782,725	26,463,715
AST Goldman Sachs Concentrated Growth Portfolio	6,354,077	180,138,074
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,086,147	23,536,205
AST Goldman Sachs Small-Cap Value Portfolio	1,222,650	13,705,907
AST High Yield Portfolio	29,172,765	224,630,294
AST International Growth Portfolio	14,983,767	175,010,393
AST International Value Portfolio	10,650,821	174,247,433
AST Jennison Large-Cap Growth Portfolio*	11,691,391	147,428,439
AST Jennison Large-Cap Value Portfolio	9,685,099	123,194,458
AST Large-Cap Value Portfolio	22,483,527	310,722,339
AST Marsico Capital Growth Portfolio	9,025,226	183,934,102
AST MFS Growth Portfolio	10,950,524	110,052,762
AST Mid-Cap Value Portfolio	1,519,367	19,599,838
AST Money Market Portfolio	135,858,413	135,858,413
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,055,008	24,011,972
AST Parametric Emerging Markets Equity Portfolio	3,971,118	39,512,620
AST PIMCO Limited Maturity Bond Porfolio	5,721,386	60,761,121
AST PIMCO Total Return Bond Portfolio	169,252,576	2,080,114,160
AST Small-Cap Growth Portfolio	1,272,831	28,027,740
AST Small-Cap Value Portfolio	2,836,649	41,188,141
AST T. Rowe Price Global Bond Portfolio	123,853	1,383,437
AST T. Rowe Price Large-Cap Growth Portfolio*	8,370,455	109,987,775
AST T. Rowe Price Natural Resources Portfolio	1,720,985	42,766,473
AST Western Asset Core Plus Bond Portfolio	84,035,113	891,612,545

TOTAL LONG-TERM INVESTMENTS (cost $4,803,808,780)(w)		5,354,486,499

SHORT-TERM INVESTMENTS — 3.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $155,279,400)(w)	155,279,400	155,279,400

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.071%	06/16/11	$400	399,937
0.171%	06/16/11	150	149,977
0.181%	06/16/11	9,100	9,098,562

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,646,429)			9,648,476

TOTAL SHORT-TERM INVESTMENTS (cost $164,925,829)			164,927,876

TOTAL INVESTMENTS — 100.1% (cost $4,968,734,609)			5,519,414,375

Liabilities in excess of other assets(x) — (0.1)%			(4,798,197)

NET ASSETS — 100.0%			$5,514,616,178

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

			Value at	Value at	Unrealized
Number of		Expiration	Trade	March 31,	Appreciation
Contracts	Type	Date	Date	2011	(Depreciation)
Long Positions:
1,042	10 Year U.S. Treasury Notes	Jun. 2011	$123,745,692	$124,030,563	$284,871
115	CAC40 10 Euro	Apr. 2011	6,449,824	6,504,422	54,598
25	DAX Index	Jun. 2011	6,260,895	6,269,752	8,857
40	FTSE 100 Index	Jun. 2011	3,711,857	3,775,988	64,131
94	Russell 2000 Mini	Jun. 2011	7,484,750	7,911,980	427,230
235	S&P 500	Jun. 2011	75,755,188	77,608,750	1,853,562
45	Topix Index	Jun. 2011	5,061,096	4,685,020	(376,076)

					$2,317,173

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$5,509,765,899	$—	$—
U.S. Treasury Obligations	—	9,648,476	—
Other Financial Instuments*
Futures	2,317,173	—	—

Total	$5,512,083,072	$9,648,476	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Equity contracts	$2,032,302
Interest rate contracts	284,871

Total	$2,317,173

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.4%

COMMON STOCKS

Aerospace & Defense — 2.8%
Aerovironment, Inc.*	4,000	$139,880
Alliant Techsystems, Inc.	6,000	424,020
BE Aerospace, Inc.*	6,200	220,286
Cubic Corp.	10,400	598,000
Curtiss-Wright Corp.	4,500	158,130
General Dynamics Corp.	33,100	2,534,136
Honeywell International, Inc.	9,900	591,129
Huntington Ingalls Industries, Inc.*	5,033	208,883
ITT Corp.	36,200	2,173,810
Lockheed Martin Corp.	3,600	289,440
Raytheon Co.	30,920	1,572,901
United Technologies Corp.	22,000	1,862,300

		10,772,915

Air Freight & Logistics — 1.1%
FedEx Corp.	27,900	2,610,045
United Parcel Service, Inc. (Class B Stock)	18,900	1,404,648

		4,014,693

Auto Components — 1.0%
Autoliv, Inc.	14,300	1,061,489
Federal Mogul Corp.*	10,100	251,490
Superior Industries International, Inc.	7,700	197,428
TRW Automotive Holdings Corp.*	43,600	2,401,488

		3,911,895

Beverages — 2.2%
Coca-Cola Co. (The)	55,700	3,695,695
Constellation Brands, Inc. (Class A Stock)*	14,500	294,060
Dr. Pepper Snapple Group, Inc.	35,300	1,311,748
Molson Coors Brewing Co. (Class B Stock)	31,700	1,486,413
PepsiCo, Inc.	24,100	1,552,281

		8,340,197

Biotechnology — 2.5%
Amgen, Inc.*	49,100	2,624,395
Biogen Idec, Inc.*	33,200	2,436,548
Celgene Corp.*	44,200	2,542,826
Cephalon, Inc.*	4,300	325,854
Emergent Biosolutions, Inc.*	22,400	541,184
Myriad Genetics, Inc.*	28,400	572,260
Nabi Biopharmaceuticals*	25,400	147,574
Neurocrine Biosciences, Inc.*	12,600	95,634

		9,286,275

Building Products — 0.6%
Armstrong World Industries, Inc.	32,900	1,522,283
Gibraltar Industries, Inc.*	3,900	46,527
Owens Corning*	23,900	860,161

		2,428,971

Capital Markets — 3.3%
Ameriprise Financial, Inc.	20,700	1,264,356
BlackRock, Inc.	11,800	2,371,918
Calamos Asset Management, Inc. (Class A Stock)	5,400	89,586
E*Trade Financial Corp.*	55,500	867,465
Franklin Resources, Inc.	4,400	550,352
Goldman Sachs Group, Inc. (The)	22,600	3,581,422
INTL FCStone, Inc.*	3,000	76,260
Lazard Ltd. (Class A Stock) (Bermuda)	21,900	910,602
MCG Capital Corp.	13,800	89,700
Morgan Stanley	29,400	803,208
Oppenheimer Holdings, Inc. (Class A Stock)	1,500	50,265
SEI Investments Co.	4,200	100,296
TICC Capital Corp.	52,700	572,849
Waddell & Reed Financial, Inc. (Class A Stock)	25,700	1,043,677

		12,371,956

Chemicals — 3.1%
Albemarle Corp.	16,500	986,205
Ashland, Inc.	7,600	438,976
Cabot Corp.	23,300	1,078,557
Celanese Corp. (Class A Stock)	40,200	1,783,674
CF Industries Holdings, Inc.	15,500	2,120,245
E.I. du Pont de Nemours & Co.	6,900	379,293
Fuller (H.B.) Co.	9,600	206,208
LSB Industries, Inc.*	9,200	364,688
Lubrizol Corp. (The)	1,800	241,128
Mosaic Co. (The)	27,500	2,165,625
Nalco Holding Co.	32,200	879,382
Solutia, Inc.*	12,700	322,580
TPC Group, Inc.*	12,200	352,214
Westlake Chemical Corp.	7,600	427,120

		11,745,895

Commercial Banks — 3.0%
Banco Latinoamericano de Comercio Exterior SA (Panama)	8,000	139,680
BOK Financial Corp.	8,200	423,776
CapitalSource, Inc.	13,500	95,040
Cardinal Financial Corp.	5,800	67,628
Fifth Third Bancorp	128,000	1,776,640
Financial Institutions, Inc.	2,300	40,250
First Citizens BancShares, Inc. (Class A Stock)	700	140,406
First Community Bancshares, Inc.	6,000	85,080
Fulton Financial Corp.	60,300	669,933
Huntington Bancshares, Inc.	38,300	254,312
KeyCorp	23,800	211,344
MainSource Financial Group, Inc.	3,600	36,036
NBT Bancorp, Inc.	2,800	63,812
PNC Financial Services Group, Inc.	16,300	1,026,737
U.S. Bancorp	62,760	1,658,747
Wells Fargo & Co.	141,801	4,495,091
WesBanco, Inc.	3,900	80,769

		11,265,281

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	14,100	591,636
Consolidated Graphics, Inc.*	5,700	311,391
M&F Worldwide Corp.*	4,900	123,088
Republic Services, Inc.	18,300	549,732
Rollins, Inc.	8,300	168,490
SYKES Enterprises, Inc.*	11,100	219,447

		1,963,784

Communications Equipment — 3.1%
Acme Packet, Inc.*	5,500	390,280
Black Box Corp.	5,200	182,780
Cisco Systems, Inc.	154,000	2,641,100
Comtech Telecommunications Corp.	3,900	106,002
EchoStar Corp. (Class A Stock)*	41,000	1,551,850
F5 Networks, Inc.*	10,700	1,097,499
Harris Corp.	21,800	1,081,280
Juniper Networks, Inc.*	37,900	1,594,832
Plantronics, Inc.	15,700	574,934
QUALCOMM, Inc.	27,700	1,518,791
Riverbed Technology, Inc.*	25,200	948,780

		11,688,128

Computers & Peripherals — 4.2%
Apple, Inc.*	25,200	8,780,940
Dell, Inc.*	81,700	1,185,467
Electronics for Imaging, Inc.*	12,200	179,462
EMC Corp.*	43,800	1,162,890
Hewlett-Packard Co.	76,360	3,128,469
QLogic Corp.*	4,900	90,895
Western Digital Corp.*	36,100	1,346,169

		15,874,292

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV (Netherlands)	31,100	1,264,526
Great Lakes Dredge & Dock Co.	37,100	283,073
KBR, Inc.	37,800	1,427,706
URS Corp.*	16,400	755,220

		3,730,525

Consumer Finance — 0.9%
American Express Co.	35,300	1,595,560
Capital One Financial Corp.	21,700	1,127,532
Nelnet, Inc. (Class A Stock)	17,600	384,208
SLM Corp.*	12,400	189,720

		3,297,020

Containers & Packaging — 0.1%
AptarGroup, Inc.	1,800	90,234
Sonoco Products Co.	11,200	405,776

		496,010

Distributors — 0.3%
Core-Mark Holding Co., Inc.*	2,900	95,845
Genuine Parts Co.	2,900	155,556
LKQ Corp.*	35,300	850,730

		1,102,131

Diversified Consumer Services — 0.5%
DeVry, Inc.	30,400	1,674,128
Weight Watchers International, Inc.	3,800	266,380

		1,940,508

Diversified Financial Services — 3.7%
Bank of America Corp.	379,846	5,063,347
Citigroup, Inc.*	573,400	2,534,428
Compass Diversified Holdings	11,200	165,088
JPMorgan Chase & Co.	137,476	6,337,644

		14,100,507

Diversified Telecommunication Services — 2.3%
AboveNet, Inc.	7,600	492,936
AT&T, Inc.	176,900	5,413,140
Verizon Communications, Inc.	74,200	2,859,668

		8,765,744

Electric Utilities — 1.8%
American Electric Power Co., Inc.	18,300	643,062
Duke Energy Corp.	55,400	1,005,510
Edison International	3,300	120,747
Entergy Corp.	28,600	1,922,206
Exelon Corp.	11,600	478,384
NextEra Energy, Inc.	10,100	556,712
Portland General Electric Co.	8,600	204,422
PPL Corp.	79,000	1,998,700

		6,929,743

Electrical Equipment — 1.5%
AMETEK, Inc.	33,900	1,487,193
Cooper Industries PLC (Ireland)	8,900	577,610
Emerson Electric Co.	41,200	2,407,316
Franklin Electric Co., Inc.	5,000	231,000
Roper Industries, Inc.	1,000	86,460
Thomas & Betts Corp.*	12,100	719,587

		5,509,166

Electronic Equipment & Instruments — 0.9%
Avnet, Inc.*	14,100	480,669
AVX Corp.	30,200	450,282
Brightpoint, Inc.*	12,800	138,752
Corning, Inc.	51,600	1,064,508
DDi Corp.	5,600	59,192
Ingram Micro, Inc. (Class A Stock)*	61,800	1,299,654

		3,493,057

Energy Equipment & Services — 2.5%
Cameron International Corp.*	15,300	873,630
Helmerich & Payne, Inc.	15,300	1,050,957
McDermott International, Inc. (Panama)*	86,700	2,201,313
Nabors Industries Ltd. (Bermuda)*	53,300	1,619,254
National Oilwell Varco, Inc.	9,400	745,138
Oil States International, Inc.*	17,000	1,294,380
OYO Geospace Corp.*	1,400	138,012
Schlumberger Ltd. (Netherlands)	13,500	1,259,010
Unit Corp.*	4,900	303,555

		9,485,249

Food & Staples Retailing — 1.2%
Kroger Co. (The)	39,100	937,227
Susser Holdings Corp.*	11,900	155,771
Wal-Mart Stores, Inc.	61,400	3,195,870
Whole Foods Market, Inc.	6,200	408,580

		4,697,448

Food Products — 1.9%
Bunge Ltd. (Bermuda)	11,000	795,630
ConAgra Foods, Inc.	27,500	653,125
Corn Products International, Inc.	32,400	1,678,968
H.J. Heinz Co.	3,800	185,516
Smart Balance, Inc.*	38,400	176,256
Smithfield Foods, Inc.*	85,300	2,052,318
Tyson Foods, Inc. (Class A Stock)	91,600	1,757,804

		7,299,617

Gas Utilities — 0.6%
Energen Corp.	18,500	1,167,720
Questar Corp.	63,300	1,104,585

		2,272,305

Healthcare Equipment & Supplies — 2.6%
Baxter International, Inc.	22,500	1,209,825
Becton, Dickinson and Co.	17,500	1,393,350
CareFusion Corp.*	9,000	253,800
Covidien PLC (Ireland)	37,100	1,926,974
Cyberonics, Inc.*	3,800	120,878
Hill-Rom Holdings, Inc.	30,300	1,150,794
Hologic, Inc.*	9,200	204,240
IDEXX Laboratories, Inc.*	6,900	532,818
Immucor, Inc.*	7,100	140,438
Intuitive Surgical, Inc.*	5,800	1,934,068
Invacare Corp.	3,900	121,368
Sirona Dental Systems, Inc.*	19,900	998,184

		9,986,737

Healthcare Providers & Services — 3.7%
Aetna, Inc.	59,000	2,208,370
Cardinal Health, Inc.	4,800	197,424
Coventry Health Care, Inc.*	33,700	1,074,693
Express Scripts, Inc.*	48,500	2,697,085
Health Net, Inc.*	13,000	425,100
Humana, Inc.*	13,900	972,166
Medco Health Solutions, Inc.*	33,700	1,892,592
Providence Service Corp. (The)*	2,200	32,956
Quest Diagnostics, Inc.	5,700	329,004
UnitedHealth Group, Inc.	66,400	3,001,280
WellPoint, Inc.	18,600	1,298,094

		14,128,764

Healthcare Technology — 0.6%
Medidata Solutions, Inc.*	6,200	158,534
SXC Health Solutions Corp. (Canada)*	39,300	2,153,640

		2,312,174

Hotels, Restaurants & Leisure — 3.3%
Biglari Holdings, Inc.*	500	211,775
Carnival Corp. (Panama)	49,700	1,906,492
Chipotle Mexican Grill, Inc.*	1,800	490,266
Darden Restaurants, Inc.	6,700	329,171
McDonald’s Corp.	50,900	3,872,981
Panera Bread Co. (Class A Stock)*	8,700	1,104,900
Starbucks Corp.	31,900	1,178,705
Wyndham Worldwide Corp.	23,800	757,078
Yum! Brands, Inc.	48,600	2,497,068

		12,348,436

Household Durables — 2.2%
Blyth, Inc.	2,600	84,474
Harman International Industries, Inc.	21,700	1,015,994
Helen of Troy Ltd. (Bermuda)*	10,600	311,640
iRobot Corp.*	17,900	588,731
Jarden Corp.	8,800	313,016
Kid Brands, Inc.*	14,200	104,370
Leggett & Platt, Inc.	34,100	835,450
Tempur-Pedic International, Inc.*	42,600	2,158,116
Tupperware Brands Corp.	33,600	2,006,256
Whirlpool Corp.	12,100	1,032,856

		8,450,903

Household Products — 1.7%
Colgate-Palmolive Co.	8,900	718,764
Kimberly-Clark Corp.	10,600	691,862
Procter & Gamble Co. (The)	78,200	4,817,120

		6,227,746

Industrial Conglomerates — 2.9%
3M Co.	11,200	1,047,200
General Electric Co.	378,270	7,584,313
Tyco International Ltd. (Switzerland)	53,400	2,390,718

		11,022,231

Insurance — 3.1%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,700	294,643
American Financial Group, Inc.	15,700	549,814
American National Insurance Co.	500	39,585
Assurant, Inc.	36,700	1,413,317
Berkshire Hathaway, Inc. (Class B Stock)*	43,600	3,646,268
Chubb Corp. (The)	6,400	392,384
CNA Financial Corp.	11,000	325,050
Erie Indemnity Co. (Class A Stock)	3,400	241,774
Everest Re Group Ltd. (Bermuda)	19,100	1,684,238
Global Indemnity PLC (Ireland)*	3,100	68,138
MetLife, Inc.	12,700	568,071
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	4,600	62,238
Principal Financial Group, Inc.	17,200	552,292
Reinsurance Group of America, Inc.	5,900	370,402
Symetra Financial Corp.	48,200	655,520
Travelers Cos., Inc. (The)	15,200	904,096
Unitrin, Inc.	3,000	92,640

		11,860,470

Internet & Catalog Retail — 0.7%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	117,100	1,878,284
Shutterfly, Inc.*	15,600	816,816

		2,695,100

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	40,200	1,527,600
DealerTrack Holdings, Inc.*	1,900	43,624
eBay, Inc.*	9,600	297,984
Google, Inc. (Class A Stock)*	4,600	2,696,566
IAC/InterActiveCorp*	38,400	1,186,176
Infospace, Inc.*	3,600	31,176
Liquidity Services, Inc.*	13,900	248,254
Perficient, Inc.*	6,700	80,467
Stamps.com, Inc.	5,000	66,750
VistaPrint NV (Netherlands)*	21,200	1,100,280

		7,278,877

IT Services — 3.7%
Accenture PLC (Class A Stock) (Ireland)	14,700	808,059
Amdocs Ltd. (Guernsey)*	16,800	484,680
Cognizant Technology Solutions Corp. (Class A Stock)*	2,500	203,500
Computer Sciences Corp.	21,300	1,037,949
DST Systems, Inc.	13,900	734,198
Fiserv, Inc.*	10,600	664,832
International Business Machines Corp.	25,200	4,109,364
MasterCard, Inc. (Class A Stock)	10,000	2,517,200
Teradata Corp.*	9,800	496,860
Visa, Inc. (Class A Stock)	37,600	2,768,112

		13,824,754

Leisure Equipment & Products — 0.4%
Mattel, Inc.	41,000	1,022,130
Polaris Industries, Inc.	7,400	643,948

		1,666,078

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.*	24,600	1,101,588
Bruker Corp.*	41,700	869,445
Life Technologies Corp.*	34,900	1,829,458
Mettler-Toledo International, Inc.*	1,400	240,800
PerkinElmer, Inc.	23,800	625,226
Pharmaceutical Product Development, Inc.	4,000	110,840
Thermo Fisher Scientific, Inc.*	43,800	2,433,090

		7,210,447

Machinery — 5.6%
Crane Co.	3,400	164,662
Cummins, Inc.	11,600	1,271,592
Danaher Corp.	14,800	768,120
Deere & Co.	20,300	1,966,867
Dover Corp.	27,400	1,801,276
Eaton Corp.	39,400	2,184,336
Gardner Denver, Inc.	25,400	1,981,962
IDEX Corp.	4,600	200,790
Illinois Tool Works, Inc.	23,000	1,235,560
Kennametal, Inc.	48,800	1,903,200
Lincoln Electric Holdings, Inc.	15,400	1,169,168
Mueller Industries, Inc.	2,100	76,902
NACCO Industries, Inc. (Class A Stock)	1,100	121,737
Parker Hannifin Corp.	23,900	2,262,852
Tennant Co.	9,400	395,176
Timken Co.	38,700	2,024,010
Toro Co. (The)	11,200	741,664
TriMas Corp.*	3,400	73,100
WABCO Holdings, Inc.*	17,100	1,054,044

		21,397,018

Media — 3.0%
CBS Corp. (Class B Stock)	7,050	176,532
Comcast Corp. (Class A Stock)	123,600	3,055,392
DIRECTV (Class A Stock)*	21,700	1,015,560
DISH Network Corp. (Class A Stock)*	30,100	733,236
Global Sources Ltd. (Bermuda)*	7,200	83,736
News Corp. (Class A Stock)	169,000	2,967,640
Scripps Networks Interactive, Inc. (Class A Stock)	1,800	90,162
Time Warner, Inc.	34,100	1,217,370
Viacom, Inc. (Class B Stock)	34,500	1,604,940
Walt Disney Co. (The)	12,600	542,934

		11,487,502

Metals & Mining — 2.1%
Century Aluminum Co.*	30,700	573,476
Freeport-McMoRan Copper & Gold, Inc.	51,600	2,866,380
Newmont Mining Corp.	3,800	207,404
Noranda Aluminum Holding Corp.*	19,700	316,185
Reliance Steel & Aluminum Co.	18,300	1,057,374
Schnitzer Steel Industries, Inc. (Class A Stock)	12,900	838,629
Steel Dynamics, Inc.	104,600	1,963,342

		7,822,790

Multi-Utilities — 1.3%
Alliant Energy Corp.	16,000	622,880
NiSource, Inc.	26,600	510,188
PG&E Corp.	19,500	861,510
Public Service Enterprise Group, Inc.	5,000	157,550
SCANA Corp.	16,700	657,479
Sempra Energy	40,700	2,177,450

		4,987,057

Multiline Retail — 1.7%
Dollar Tree, Inc.*	26,200	1,454,624
Kohl’s Corp.	17,900	949,416
Macy’s, Inc.	74,400	1,804,944
Target Corp.	41,100	2,055,411

		6,264,395

Office Electronics — 0.6%
Xerox Corp.	137,200	1,461,180
Zebra Technologies Corp. (Class A Stock)*	18,100	710,244

		2,171,424

Oil, Gas & Consumable Fuels — 11.5%
Alpha Natural Resources, Inc.*	17,700	1,050,849
Apache Corp.	23,300	3,050,436
Chesapeake Energy Corp.	8,200	274,864
Chevron Corp.	68,546	7,363,897
ConocoPhillips	60,000	4,791,600
CVR Energy, Inc.*	15,400	356,664
Devon Energy Corp.	30,600	2,808,162
Energy Partners Ltd.*	3,800	68,400
Exxon Mobil Corp.	157,800	13,275,714
Hess Corp.	19,500	1,661,595
Holly Corp.	13,300	808,108
Marathon Oil Corp.	23,100	1,231,461
Murphy Oil Corp.	15,700	1,152,694
Occidental Petroleum Corp.	23,900	2,497,311
Sunoco, Inc.	5,700	259,863
Valero Energy Corp.	75,300	2,245,446
Western Refining, Inc.*	38,000	644,100

		43,541,164

Paper & Forest Products — 0.3%
Domtar Corp.	2,100	192,738
International Paper Co.	13,500	407,430
Schweitzer-Mauduit International, Inc.	8,700	440,307

		1,040,475

Personal Products — 0.5%
Herbalife Ltd. (Cayman Islands)	24,400	1,985,184

Pharmaceuticals — 4.3%
Abbott Laboratories	58,600	2,874,330
Bristol-Myers Squibb Co.	15,200	401,736
Eli Lilly & Co.	41,500	1,459,555
Johnson & Johnson	57,100	3,383,175
Medicines Co. (The)*	23,100	376,299
Merck & Co., Inc.	86,900	2,868,569
Par Pharmaceutical Cos., Inc.*	15,900	494,172
Pfizer, Inc.	146,405	2,973,486
Warner Chilcott PLC (Class A Stock) (Ireland)	60,700	1,413,096

		16,244,418

Professional Services — 0.1%
Exponent, Inc.*	2,400	107,064
TrueBlue, Inc.*	10,700	179,653

		286,717

Real Estate Investment Trusts — 2.5%
Agree Realty Corp.	4,600	103,270
Ashford Hospitality Trust, Inc.	10,900	120,118
Brandywine Realty Trust	60,800	738,112
Capstead Mortgage Corp.	21,500	274,770
Cedar Shopping Centers, Inc.	12,300	74,169
Chatham Lodging Trust	4,700	76,375
Chimera Investment Corp.	270,100	1,072,297
Commonwealth	24,125	626,526
Duke Realty Corp.	25,100	351,651
Hospitality Properties Trust	35,200	814,880
Inland Real Estate Corp.	6,900	65,826
Invesco Mortgage Capital, Inc.	14,500	316,825
Liberty Property Trust	22,500	740,250
Mack-Cali Realty Corp.	27,500	932,250
MFA Financial, Inc.	107,400	880,680
Piedmont Office Realty Trust, Inc. (Class A Stock)	6,100	118,401
Resource Capital Corp.	21,200	139,708
Senior Housing Properties Trust	42,700	983,808
Sunstone Hotel Investors, Inc.*	84,100	856,979
Winthrop Realty Trust	28,000	343,000

		9,629,895

Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	10,700	285,690
Jones Lang LaSalle, Inc.	20,000	1,994,800

		2,280,490

Road & Rail — 1.4%
Amerco, Inc.*	2,500	242,500
CSX Corp.	7,900	620,940
Norfolk Southern Corp.	34,100	2,362,107
Union Pacific Corp.	22,800	2,241,924

		5,467,471

Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	43,600	681,032
Atmel Corp.*	150,500	2,051,315
Avago Technologies Ltd. (Singapore)	7,400	230,140
Brooks Automation, Inc.*	12,700	174,371
Cirrus Logic, Inc.*	34,800	731,844
Cypress Semiconductor Corp.*	14,800	286,824
Intel Corp.	224,980	4,537,847
KLA-Tencor Corp.	2,700	127,899
Lam Research Corp.*	38,200	2,164,412
Marvell Technology Group Ltd. (Bermuda)*	122,500	1,904,875
Maxim Integrated Products, Inc.	22,700	581,120
Novellus Systems, Inc.*	30,900	1,147,317
NVIDIA Corp.*	115,200	2,126,592

		16,745,588

Software — 5.2%
Activision Blizzard, Inc.	60,200	660,394
Autodesk, Inc.*	29,400	1,296,834
CA, Inc.	72,200	1,745,796
FactSet Research Systems, Inc.	14,300	1,497,639
Intuit, Inc.*	41,900	2,224,890
MICROS Systems, Inc.*	8,100	400,383
Microsoft Corp.	236,400	5,995,104
Oracle Corp.	91,200	3,043,344
Red Hat, Inc.*	34,700	1,575,033
Solera Holdings, Inc.	1,300	66,430
Symantec Corp.*	7,900	146,466
Synopsys, Inc.*	36,700	1,014,755
VMware, Inc. (Class A Stock)*	700	57,078

		19,724,146

Specialty Retail — 2.6%
American Eagle Outfitters, Inc.	5,300	84,217
Chico’s FAS, Inc.	9,000	134,100
Dick’s Sporting Goods, Inc.*	34,300	1,371,314
Home Depot, Inc. (The)	25,720	953,183
Limited Brands, Inc.	30,700	1,009,416
Pep Boys — Manny, Moe & Jack	7,000	88,970
Pier 1 Imports, Inc.*	11,000	111,650
Ross Stores, Inc.	26,300	1,870,456
Shoe Carnival, Inc.*	10,200	286,110
Staples, Inc.	14,200	275,764
TJX Cos., Inc. (The)	43,100	2,143,363
Williams-Sonoma, Inc.	41,400	1,676,700

		10,005,243

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	42,200	2,196,088
Fossil, Inc.*	11,400	1,067,610
Timberland Co. (The) (Class A Stock)*	6,100	251,869
VF Corp.	7,200	709,416

		4,224,983

Thrifts & Mortgage Finance — 0.1%
Washington Federal, Inc.	25,900	449,106

Tobacco — 1.5%
Altria Group, Inc.	127,400	3,316,222
Lorillard, Inc.	1,900	180,519
Philip Morris International, Inc.	30,450	1,998,434
Reynolds American, Inc.	9,900	351,747

		5,846,922

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	23,400	778,284
Beacon Roofing Supply, Inc.*	33,000	675,510
DXP Enterprises, Inc.*	7,100	163,868
Interline Brands, Inc.*	8,900	181,560
RSC Holdings, Inc.*	20,300	291,914
Titan Machinery, Inc.*	4,100	103,525

W.W. Grainger, Inc.	12,700	1,748,536

		3,943,197

Water Utilities — 0.4%
American Water Works Co., Inc.	51,300	1,438,965

Wireless Telecommunication Services — 0.3%
Sprint Nextel Corp.*	18,500	85,840
Telephone & Data Systems, Inc.	10,300	347,110
USA Mobility, Inc.	33,900	491,211

		924,161

TOTAL LONG-TERM INVESTMENTS (cost $408,439,916)		483,704,340

SHORT-TERM INVESTMENTS — 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,412,705)(w)	8,412,705	8,412,705

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
	0.146%	06/16/11	$50	49,992
	0.181%	06/16/11	800	799,874

TOTAL U.S. TREASURY OBLIGATIONS (cost $849,681)				849,866

TOTAL SHORT-TERM INVESTMENTS (cost $9,262,386)				9,262,571

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.9% (cost $417,702,302)				492,966,911

			Shares
SECURITIES SOLD SHORT — (29.5)%

Aerospace & Defense — (1.0)%
Spirit Aerosystems Holdings, Inc. (Class A Stock)*			62,900	(1,614,643)
Textron, Inc.			61,900	(1,695,441)
TransDigm Group, Inc.*			5,800	(486,214)

				(3,796,298)

Air Freight & Logistics — (0.2)%
UTi Worldwide, Inc. (British Virgin Islands)			46,400	(939,136)

Auto Components — (0.5)%
Gentex Corp.			3,100	(93,775)
Goodyear Tire & Rubber Co. (The)*			124,600	(1,866,508)

				(1,960,283)

Biotechnology — (1.8)%
Amylin Pharmaceuticals, Inc.*			63,100	(717,447)
BioMarin Pharmaceutical, Inc.*			53,800	(1,351,994)
Dendreon Corp.*			49,200	(1,841,556)
Human Genome Sciences, Inc.*			48,300	(1,325,835)
Regeneron Pharmaceuticals, Inc.*			33,100	(1,487,514)

				(6,724,346)

Building Products — (0.3)%
USG Corp.*			76,500	(1,274,490)

Capital Markets — (0.6)%
Greenhill & Co., Inc.			27,300	(1,796,067)
Jefferies Group, Inc.			17,000	(423,980)

				(2,220,047)

Chemicals — (0.3)%
Sensient Technologies Corp.			33,200	(1,189,888)

Commercial Banks — (0.9)%
BancorpSouth, Inc.			31,200	(482,040)
Cullen / Frost Bankers, Inc.			3,000	(177,060)
First Horizon National Corp.			52,689	(590,644)
TCF Financial Corp.			113,700	(1,803,282)
Zions Bancorporation			20,200	(465,812)

				(3,518,838)

Commercial Services & Supplies — (0.6)%
Covanta Holding Corp.			68,800	(1,175,104)
KAR Auction Services, Inc.*			17,900	(274,586)
Mine Safety Appliances Co.			17,600	(645,392)

				(2,095,082)

Communications Equipment — (0.7)%
Ciena Corp.*			96,600	(2,507,736)
JDS Uniphase Corp.*			8,700	(181,308)

				(2,689,044)

Construction & Engineering — (0.5)%
Fluor Corp.			4,800	(353,568)
Quanta Services, Inc.*			77,200	(1,731,596)

				(2,085,164)

Diversified Consumer Services — (0.2)%
Matthews International Corp. (Class A Stock)			21,300	(821,115)

Diversified Financial Services — (0.3)%
MSCI, Inc. (Class A Stock)*			28,300	(1,042,006)

Diversified Telecommunication Services — (0.1)%
Frontier Communications Corp.			32,900	(270,438)

Electric Utilities — (0.5)%
Hawaiian Electric Industries, Inc.			22,400	(555,520)
Westar Energy, Inc.			49,400	(1,305,148)

				(1,860,668)

Electronic Equipment & Instruments — (0.5)%
FLIR Systems, Inc.			53,300	(1,844,713)
Vishay Precision Group, Inc.*			9,200	(144,164)

				(1,988,877)

Energy Equipment & Services — (0.6)%
Exterran Holdings, Inc.*			12,300	(291,879)
TETRA Technologies, Inc.*			34,900	(537,460)
Tidewater, Inc.			22,400	(1,340,640)

				(2,169,979)

Food Products — (0.7)%
Green Mountain Coffee Roasters, Inc.*			39,700	(2,565,017)

Healthcare Equipment & Supplies — (0.3)%
Alere, Inc.*			28,100	(1,099,834)

Healthcare Products & Services — (0.5)%
Omnicare, Inc.	60,000	(1,799,400)

Healthcare Providers & Services — (0.5)%
VCA Antech, Inc.*	65,200	(1,641,736)
WellCare Health Plans, Inc.*	9,800	(411,110)

		(2,052,846)

Hotels, Restaurants & Leisure — (2.3)%
Bally Technologies, Inc.*	46,300	(1,752,455)
International Game Technology	86,100	(1,397,403)
MGM Resorts International*	130,200	(1,712,130)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	10,500	(129,885)
Scientific Games Corp. (Class A Stock)*	79,300	(693,082)
Starwood Hotels & Resorts Worldwide, Inc.	23,800	(1,383,256)
WMS Industries, Inc.*	42,900	(1,516,515)

		(8,584,726)

Household Durables — (1.7)%
D.R. Horton, Inc.	82,100	(956,465)
KB Home	10,500	(130,620)
Lennar Corp. (Class A Stock)	86,600	(1,569,192)
MDC Holdings, Inc.	35,500	(899,925)
NVR, Inc.*	2,100	(1,587,600)
Pulte Group, Inc.*	154,800	(1,145,520)

		(6,289,322)

Independent Power Producers & Energy Traders — (0.1)%
Calpine Corp.*	13,100	(207,897)

Insurance
Arch Capital Group Ltd. (Bermuda)*	1,600	(158,704)

Internet Software & Services — (0.8)%
Equinix, Inc.*	18,900	(1,721,790)
Monster Worldwide, Inc.*	70,200	(1,116,180)
WebMD Health Corp.*	5,500	(293,810)

		(3,131,780)

IT Services — (1.2)%
Alliance Data Systems Corp.*	24,100	(2,069,949)
Genpact Ltd. (Bermuda)*	89,500	(1,295,960)
SRA International, Inc. (Class A Stock)*	39,600	(1,123,056)

		(4,488,965)

Life Sciences Tools & Services — (0.5)%
Charles River Laboratories International, Inc.*	8,900	(341,582)
Covance, Inc.*	30,800	(1,685,376)

		(2,026,958)

Machinery — (2.2)%
Flowserve Corp.	12,300	(1,584,240)
Harsco Corp.	20,000	(705,800)
Manitowoc Co., Inc. (The)	10,600	(231,928)
Navistar International Corp.*	25,200	(1,747,116)
Terex Corp.*	64,500	(2,389,080)
Trinity Industries, Inc.	31,000	(1,136,770)
Wabtec Corp.	9,200	(624,036)

		(8,418,970)

Media — (0.4)%
DreamWorks Animation SKG, Inc. (Class A Stock)*	31,500	(879,795)
Morningstar, Inc.	3,800	(221,844)
New York Times Co. (The) (Class A Stock)*	28,200	(267,054)

		(1,368,693)

Metals & Mining — (1.0)%
Allegheny Technologies, Inc.	30,000	(2,031,600)
Carpenter Technology Corp.	38,300	(1,635,793)
Royal Gold, Inc.	1,900	(99,560)

		(3,766,953)

Multi-Utilities — (0.2)%
CenterPoint Energy, Inc.	18,200	(319,592)
Vectren Corp.	15,000	(408,000)

		(727,592)

Multiline Retail — (0.2)%
J.C. Penney Co., Inc.	18,800	(675,108)

Oil, Gas & Consumable Fuels — (1.3)%
Comstock Resources, Inc.*	25,000	(773,500)
Concho Resources, Inc.*	3,500	(375,550)
CONSOL Energy, Inc.	31,400	(1,683,982)
Continental Resources, Inc.*	25,000	(1,786,750)
EOG Resources, Inc.	2,300	(272,573)

		(4,892,355)

Pharmaceuticals — (0.4)%
Hospira, Inc.*	24,100	(1,330,320)

Professional Services — (0.5)%
FTI Consulting, Inc.*	44,000	(1,686,520)
Navigant Consulting, Inc.*	39,600	(395,604)

		(2,082,124)

Real Estate Investment Trusts — (0.5)%
Digital Realty Trust, Inc.	17,300	(1,005,822)
Essex Property Trust, Inc.	1,300	(161,200)
Federal Realty Investment Trust	7,300	(595,388)
Plum Creek Timber Co., Inc.	6,200	(270,382)

		(2,032,792)

Road & Rail — (1.2)%
Con-Way, Inc.	55,700	(2,188,453)
Hertz Global Holdings, Inc.*	122,600	(1,916,238)
Werner Enterprises, Inc.	18,500	(489,695)

		(4,594,386)

Semiconductors & Semiconductor Equipment — (1.5)%
Cree, Inc.*	12,800	(590,848)
Intersil Corp. (Class A Stock)	139,100	(1,731,795)
Teradyne, Inc.*	100,100	(1,782,781)
Xilinx, Inc.	50,500	(1,656,400)

		(5,761,824)

Software — (0.9)%
Compuware Corp.*	87,500	(1,010,625)
Informatica Corp.*	3,600	(188,028)
Rovi Corp.*	15,800	(847,670)
salesforce.com, Inc.*	11,100	(1,482,738)

		(3,529,061)

Specialty Retail
Tiffany & Co.	1,200	(73,728)

Thrifts & Mortgage Finance — (0.2)%
First Niagara Financial Group, Inc.	44,200	(600,236)

Trading Companies & Distributors — (0.4)%
GATX Corp.	43,100	(1,666,246)

Wireless Telecommunication Services — (0.4)%
SBA Communications Corp. (Class A Stock)*	34,900	(1,384,832)

TOTAL SECURITIES SOLD SHORT (proceeds received $98,349,159)		(111,956,368)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 100.4% (cost $319,353,143)		381,010,543

Other liabilities in excess of other assets(x) — (0.4)%		(1,340,300)

NET ASSETS — 100.0%		$379,670,243

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts open at March 31, 2011:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2011	Appreciation(1)

Long Positions:
16	S&P Mid 400 E-Mini	Jun. 2011	$1,513,560	$1,579,200	$65,640
96	S&P 500 E-Mini	Jun. 2011	6,290,030	6,340,800	50,770

					$116,410

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
     Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
     Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$483,704,340	$—	$—
U.S. Treasury Obligations	—	849,866	—
Affiliated Money Market Mutual Fund	8,412,705	—	—
Securities Sold Short — Common Stocks	(111,956,368)	—	—
Other Financial Instuments*
Futures	116,410	—	—

Total	$380,277,087	$849,866	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 80.5%

COMMON STOCKS — 40.2%

Australia — 1.1%
Aditya Birla Minerals Ltd.*	22,008	$33,691
Ausdrill Ltd.	236,249	928,585
Bank of Queensland Ltd.	47,145	483,744
BHP Billiton Ltd.	73,600	3,544,530
Campbell Brothers Ltd.	1,640	78,625
carsales.com.au Ltd.	26,883	144,037
Charter Hall Retail, REIT	50,001	161,362
Coal & Allied Industries Ltd.	18,831	2,328,383
Cochlear Ltd.	12,435	1,067,430
CSL Ltd.	56,170	2,075,895
Energy Resources of Australia Ltd.	49,299	405,390
Iress Market Technology Ltd.	8,284	80,116
JB Hi-Fi Ltd.	19,148	398,690
Kingsgate Consolidated Ltd.	89,116	801,020
Leighton Holdings Ltd.	35,864	1,093,960
Medusa Mining Ltd.	79,970	579,019
Metcash Ltd.	162,074	697,388
Minara Resources Ltd.	1,045,571	827,338
Mincor Resources NL	239,904	341,199
Monadelphous Group Ltd.	38,484	851,847
Mount Gibson Iron Ltd.*	8,000	16,467
National Australia Bank Ltd.	22,248	594,866
Navitas Ltd.	116,100	513,977
OZ Minerals Ltd.	1,107,705	1,827,480
Panoramic Resources Ltd.	221,352	519,729
Perilya Ltd.*	53,267	35,537
Platinum Asset Management Ltd.	26,786	133,266
Rio Tinto Ltd.	24,253	2,126,048
Sonic Healthcare Ltd.	55,511	687,866
Suncorp-Metway Ltd.	16,361	143,507
TABCORP Holdings Ltd.	123,133	953,947
Telstra Corp. Ltd.	1,280,849	3,736,069
UGL Ltd.	18,954	307,604
Watpac Ltd.	1,077	1,749
Woolworths Ltd.	133,378	3,708,355
WorleyParsons Ltd.	41,427	1,327,495

		33,556,211

Austria — 0.1%
Oesterreichische Post AG	25,531	873,804
OMV AG	45,698	2,065,289
Voestalpine AG	2,623	123,154

		3,062,247

Belgium — 0.4%
Ageas	225,588	641,002
Belgacom SA	103,715	4,017,814
Colruyt SA	43,615	2,296,893
Compagnie Maritime Belge SA	1,490	44,027
Delhaize Group	7,921	644,910
Dexia SA*	64,741	252,130
KBC Groep NV*	33,025	1,241,913
Mobistar SA	43,349	3,005,347
Nyrstar	13,224	190,783

		12,334,819

Bermuda — 1.0%
Alterra Capital Holdings Ltd.	48,600	1,085,724
Arch Capital Group Ltd.*	22,400	2,221,856
Aspen Insurance Holdings Ltd.	38,400	1,058,304
Assured Guaranty Ltd.	33,300	496,170
AXIS Capital Holdings Ltd.	99,800	3,485,016
Cafe de Coral Holdings Ltd.	96,000	224,371
Catlin Group Ltd.	313,826	1,816,925
Dairy Farm International Holdings Ltd.	72,000	599,040
Endurance Specialty Holdings Ltd.(a)	33,900	1,654,998
Esprit Holdings Ltd.	246,511	1,131,373
Great Eagle Holdings Ltd.	86,000	286,904
Hiscox Ltd.	153,954	931,835
Hongkong Land Holdings Ltd.	460,000	3,220,000
Knightsbridge Tankers Ltd.(a)	19,400	485,776
Lancashire Holdings Ltd.	53,852	516,180
Lazard Ltd. (Class A Stock)	46,300	1,925,154
Montpelier Re Holdings Ltd.	35,200	621,984
OneBeacon Insurance Group Ltd. (Class A Stock)	3,900	52,767
Orient Overseas International Ltd.	71,000	745,274
PartnerRe Ltd.	21,000	1,664,040
Ports Design Ltd.	135,000	311,356
Public Financial Holdings Ltd.	26,000	16,880
RenaissanceRe Holdings Ltd.	28,700	1,980,013
Seadrill Ltd.	22,664	819,637
SIM Technology Group Ltd.	182,000	38,840
SmarTone Telecommunications Holding Ltd.	3,000	4,975
Stolt-Nielsen Ltd.	8,500	212,106
Texwinca Holdings Ltd.	770,000	814,689
TPV Technology Ltd.	702,000	422,362
Transport International Holdings Ltd.	31,600	97,499
Validus Holdings Ltd.	30,200	1,006,566
VTech Holdings Ltd.	107,400	1,218,485
Xyratex Ltd.*	15,800	176,644
Yue Yuen Industrial Holdings Ltd.	149,500	475,683

		31,819,426

Brazil — 0.4%
AES Tiete SA (PRFC Shares)	151,300	2,295,471
Banco ABC Brasil SA (PRFC Shares)	3,200	24,206
Banco Bradesco SA (PRFC Shares)	29,100	594,601
Banco Daycoval SA (PRFC Shares)	3,000	22,418
Banco Sofisa SA (PRFC Shares)	8,000	23,863
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	26,889
Cia de Bebidas das Americas (PRFC Shares), ADR	64,500	1,825,995
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,000	234,960
Cia de Saneamento de Minas Gerais-COPASA	8,600	144,330
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	27,000	865,574
Cia Energetica de Minas Gerais (PRFC Shares)	2,612	49,723

Cia Energetica de Minas Gerais, ADR(a)	60,029	1,156,759
Cia Energetica do Ceara (PRFC A Shares)	7,100	146,945
Cia Siderurgica Nacional SA, ADR	28,600	476,476
CPFL Energia SA	1,817	52,096
EDP — Energias do Brasil SA	8,300	200,808
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	24,200	535,834
Ferbasa-Ferro Ligas da Bahia (PRFC Shares)	32,800	254,943
Light SA	36,900	638,712
Natura Cosmeticos SA	43,900	1,236,616
Souza Cruz SA	158,920	1,654,758
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	62,093
Telecomunicacoes de Sao Paulo SA, ADR(a)	7,600	187,188
Tractebel Energia SA	16,900	284,763

		12,996,021

British Virgin Islands
Playtech Ltd.	9,000	49,666

Canada — 1.7%
AGF Management Ltd. (Class B Stock)	36,800	744,351
Alimentation Couche Tard, Inc. (Class B Stock)	28,600	751,948
Bank of Montreal	26,400	1,714,979
BCE, Inc.	29,900	1,086,207
Breakwater Resources Ltd.*	64,900	405,667
Canadian Oil Sands Ltd.	147,900	4,983,902
Canadian Western Bank	34,900	1,121,336
Cascades, Inc.	14,200	110,583
Centerra Gold, Inc.	84,300	1,512,965
CGI Group, Inc. (Class A Stock)*	85,800	1,799,189
Chorus Aviation, Inc.	61,300	337,640
CML HealthCare, Inc.	17,300	181,476
Daylight Energy Ltd.	55,300	645,119
Dundee Corp. (Class A Stock)*	6,100	158,241
Empire Co. Ltd. (Class A Stock)	7,300	402,686
Enerplus Corp.	46,500	1,472,940
Enerplus Corp., ADR	5,500	174,130
George Weston Ltd.	6,500	442,898
Great-West Lifeco, Inc.	7,100	196,998
High River Gold Mines Ltd.*	293,200	329,642
Home Capital Group, Inc.	5,800	340,462
Industrial Alliance Insurance and Financial Services, Inc.	53,800	2,318,478
Labrador Iron Ore Royalty Corp.	10,200	840,514
Laurentian Bank of Canada	9,400	490,797
Loblaw Cos. Ltd.	21,500	861,552
Magna International, Inc. (Class A Stock)	19,800	948,618
Manitoba Telecom Services, Inc.	3,800	117,782
Medical Facilities Corp.	2,100	27,292
Metro, Inc. (Class A Stock)	14,500	690,975
North West Co., Inc. (The)	2,900	64,760
Parkland Fuel Corp.	13,800	177,784
Pason Systems, Inc.	48,500	787,906
Pembina Pipeline Corp.	20,000	473,234
Pengrowth Energy Corp.	17,700	244,824
Perpetual Energy, Inc.	108,700	466,418
Petrobank Energy & Resources Ltd.*	22,500	475,529
Petrominerales Ltd.	55,800	2,114,587
Power Corp. of Canada	31,300	927,539
Power Financial Corp.	32,200	1,042,556
Reitmans Canada Ltd. (Class A Stock)	4,300	77,440
Research In Motion Ltd.*	43,200	2,443,173
Rogers Communications, Inc. (Class B Stock)	121,400	4,412,724
Rogers Sugar, Inc.	7,800	43,365
Royal Bank of Canada	17,200	1,064,289
Saputo, Inc.	48,800	2,202,669
Shaw Communications, Inc. (Class B Stock)	45,000	948,737
Shoppers Drug Mart Corp.	68,400	2,812,196
Sino-Forest Corp.*	36,800	960,330
Tim Hortons, Inc.	22,100	1,001,351
TMX Group, Inc.	66,900	2,678,760
Toronto-Dominion Bank (The)	10,600	938,092
TransAlta Corp.	15,000	316,246
Trican Well Service Ltd.	67,700	1,528,575
Wajax Corp.	9,200	383,752
Yamana Gold, Inc.	87,100	1,072,201
Zargon Oil & Gas Ltd.	26,800	651,548

		55,519,952

Cayman Islands — 0.2%
ASM Pacific Technology Ltd.	136,100	1,708,566
China Shineway Pharmaceutical Group Ltd.	133,000	319,396
China Zhongwang Holdings Ltd.	869,600	409,168
Herbalife Ltd.	17,800	1,448,208
Himax Technologies, Inc., ADR	13,400	31,758
Kingboard Chemical Holdings Ltd.	126,500	665,143
Minth Group Ltd.	62,000	103,937
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	45,703
Shenzhou International Group Holdings Ltd.	279,000	329,267
Soho China Ltd.	1,313,000	1,125,880
Trina Solar Ltd., ADR*(a)	13,800	415,656

		6,602,682

Chile
Almendral SA	462,656	57,148
Cia Cervecerias Unidas SA	4,987	58,937
Enersis SA	234,994	97,904
Enersis SA, ADR	500	10,410
Inversiones Aguas Metropolitanas SA	68,999	105,019

		329,418

China — 0.3%
Bank of China Ltd. (Class H Stock)	1,144,200	636,929
China Petroleum & Chemical Corp. (Class H Stock)	1,586,000	1,590,374
China Shenhua Energy Co. Ltd. (Class H Stock)	523,000	2,464,206
Dongfeng Motor Group Co. Ltd. (Class H Stock)	676,000	1,150,631
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	40,691
PetroChina Co. Ltd. (Class H Stock)	180,000	272,596

Qingling Motors Co. Ltd. (Class H Stock)	124,000	39,534
Weichai Power Co. Ltd. (Class H Stock)	122,000	741,076
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	133,000	595,021
Zijin Mining Group Co. Ltd. (Class H Stock)	1,002,000	798,658

		8,329,716

Cyprus
Songa Offshore SE*	86,240	556,714

Czech Republic — 0.1%
CEZ A/S	31,687	1,619,394
Telefonica O2 Czech Republic A/S	39,298	919,289

		2,538,683

Denmark — 0.2%
AP Moller — Maersk A/S (Class B Stock)	198	1,862,506
Coloplast A/S (Class B Stock)	8,018	1,161,278
D/S Norden	10,900	376,026
H. Lundbeck A/S	81,949	1,900,285
Novo Nordisk A/S (Class B Stock)	9,013	1,132,364
Novozymes A/S (Class B Stock)	850	130,137

		6,562,596

Finland — 0.3%
Elisa Oyj	17,637	388,173
Huhtamaki Oyj*	32,218	456,591
Kone Oyj (Class B Stock)	19,813	1,140,001
Nokia Oyj	57,424	491,134
Orion Oyj (Class B Stock)*	125,916	3,055,018
Pohjola Bank PLC (Class A Stock)	64,803	883,485
Sampo Oyj (Class A Stock)	33,718	1,075,639
Sanoma Oyj	18,530	419,382
Stora Enso Oyj (Class R Stock)	120,871	1,439,756
UPM-Kymmene Oyj*	67,529	1,427,869

		10,777,048

France — 0.9%
ABC Arbitrage	23,709	254,018
Air Liquide SA	7,754	1,030,321
Arkema SA	15,184	1,379,131
AXA SA	43,705	913,282
BioMerieux SA	5,027	527,264
BNP Paribas	21,970	1,606,915
Bouygues SA	17,614	845,852
Carrefour SA	11,700	517,995
Casino Guichard Perrachon SA	6,988	661,445
Cegid Group	897	27,077
Cie Generale d’Optique Essilor International SA	9,018	669,685
Ciments Francais SA	1,089	109,977
CNP Assurances SA	83,372	1,769,951
Credit Agricole SA	22,211	364,507
Eiffage SA	2,393	143,759
Etablissements Maurel et Prom	51,627	995,050
Fonciere des Regions, REIT	4,506	480,154
France Telecom SA	25,185	564,291
GDF Suez	15,500	631,537
ICADE, REIT	7,267	896,815
Iliad SA	597	71,577
L’Oreal SA	7,260	845,741
Legrand SA	17,978	747,916
LVMH Moet Hennessy Louis Vuitton SA	3,659	579,221
M6-Metropole Television	28,769	751,822
Netgem NPV	10,302	53,290
Nexity	10,921	541,624
Plastic Omnium SA	1,087	88,778
Rallye SA	9,909	448,322
SA des Ciments Vicat	7,718	656,383
Sanofi-Aventis SA	16,345	1,146,040
SCOR SE	50,188	1,366,688
SEB SA	4,057	399,709
Societe BIC SA	8,703	773,578
Societe Generale	25,519	1,658,182
Total SA	34,486	2,099,354
Valeo SA*	10,236	597,011
Veolia Environnement SA	13,284	413,042
Vinci SA	16,395	1,024,542
Vivendi	37,572	1,072,923

		29,724,769

Gabon
Total Gabon	1,178	601,003

Germany — 0.8%
Aixtron SE NA	24,688	1,080,944
Allianz SE	13,563	1,903,495
Aurubis AG	15,416	822,884
BASF SE	52,353	4,528,080
Bilfinger Berger AG	1,737	150,777
Deutsche Bank AG	6,832	401,669
Deutsche Post AG	60,460	1,089,894
Deutsche Telekom AG	23,996	369,656
Fielmann AG	8,840	834,990
Fuchs Petrolub AG (PRFC Shares)	14,579	2,169,433
Generali Deutschland Holding AG	1,158	140,561
Gerry Weber International AG	2,451	142,624
Hannover Rueckversicherung AG	21,463	1,171,823
Hugo Boss AG (PRFC Shares)	3,177	265,643
KSB AG (PRFC Shares)	47	40,135
Muenchener Rueckversicherungs-Gesellschaft AG	29,961	4,713,119
Rational AG	835	198,804
RWE AG	13,461	857,409
SMA Solar Technology AG	14,607	1,830,791
Volkswagen AG (PRFC Shares)	7,320	1,187,288
Vossloh AG	6,378	853,178
VTG AG	1,895	44,231
Wincor Nixdorf AG	2,089	169,134

		24,966,562

Greece — 0.1%
Hellenic Petroleum SA	7,311	76,361
Jumbo SA	33,497	259,196
Mytilineos Holdings SA*	92,152	711,755
OPAP SA	152,060	3,256,181

		4,303,493

Guernsey — 0.2%
Amdocs Ltd.*	74,200	2,140,670
HSBC Infrastructure Co. Ltd.	2,555,858	4,842,255
Resolution Ltd.	69,054	327,790

		7,310,715

Hong Kong — 0.4%
BOC Hong Kong Holdings Ltd.	323,000	1,052,645
Cathay Pacific Airways Ltd.	382,000	915,399
Champion, REIT	65,000	37,687
China Mobile Ltd.	326,000	3,002,860
China Pharmaceutical Group Ltd.	352,000	208,615
CNOOC Ltd.	1,624,000	4,092,074
Fosun International	113,500	87,111
GZ1 Real Estate Investment Trust	68,000	35,493
Hang Lung Properties Ltd.	277,000	1,212,546
Hang Seng Bank Ltd.	17,800	287,416
Hopewell Holdings Ltd.	61,500	184,613
PCCW Ltd.	472,000	196,602
Shanghai Industrial Holdings Ltd.	115,000	440,571
Television Broadcasts Ltd.	17,000	99,877

		11,853,509

Hungary
Magyar Telekom Telecommunications PLC	88,257	277,585

India
Infosys Technologies Ltd., ADR(a)	2,800	200,760

Indonesia — 0.3%
Bank Bukopin Tbk PT	1,023,000	79,890
Indo Tambangraya Megah PT	337,500	1,790,698
International Nickel Indonesia Tbk PT	5,449,500	2,988,385
Kalbe Farma Tbk PT	855,500	334,045
Perusahaan Gas Negara PT	1,552,000	695,125
Tambang Batubara Bukit Asam Tbk PT	870,500	2,099,397
Telekomunikasi Indonesia Tbk PT	3,410,500	2,878,803

		10,866,343

Ireland — 0.2%
Accenture PLC (Class A Stock)(a)	62,100	3,413,637
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
DCC PLC	19,222	611,975
Paddy Power PLC	6,531	286,001
Seagate Technology PLC*	76,200	1,097,280
Total Produce PLC	67,493	41,130
Willis Group Holdings PLC	30,400	1,226,944
XL Group PLC	21,900	538,740

		7,215,707

Israel — 0.3%
Bank Leumi Le-Israel BM	67,268	344,434
Bezeq Israeli Telecommunication Corp. Ltd.	586,249	1,738,407
Cellcom Israel Ltd.	26,686	875,667
Check Point Software Technologies Ltd.*(a)	8,900	454,345
Discount Investment Corp.(a)	9,143	188,627
First International Bank of Israel Ltd.	4,056	63,504
Israel Chemicals Ltd.	195,887	3,225,149
Israel Discount Bank Ltd. (Class A Stock)*	225,240	474,976
Osem Investments Ltd.	2,641	44,431
Partner Communications Co. Ltd.	100,820	1,916,601

		9,326,141

Italy — 0.3%
Assicurazioni Generali SpA	49,031	1,061,752
Autostrada Torino-Milano SpA	8,981	136,315
Banca Carige SpA	121,801	288,441
Banca Popolare di Milano Scarl	107,778	405,072
Banco Popolare Scarl	84,134	250,869
Beni Stabili SpA, REIT*	4,128	4,154
Brembo SpA	999	12,317
Enel SpA	47,512	299,500
ENI SpA	62,279	1,529,570
Fondiaria-SAI SpA	5,675	47,129
IMMSI SpA	27,153	32,209
Intesa Sanpaolo SpA	156,559	463,274
KME Group SpA*	82,223	40,982
MARR SpA	1,023	12,584
Mediaset SpA	132,050	839,137
Milano Assicurazioni SpA	28,302	36,580
Piccolo Credito Valtellinese Scarl	10,202	48,811
Recordati SpA	266,850	2,683,173
Snam Rete Gas SpA	124,080	697,403
Telecom Italia SpA	197,408	303,545
Tod’s SpA	6,909	814,154
UniCredit SpA	164,231	405,911
Unione di Banche Italiane ScpA	36,067	308,217

		10,721,099

Japan — 3.1%
77 Bank Ltd. (The)	65,000	326,641
Aeon Credit Service Co. Ltd.	50,500	695,149
Aeon Fantasy Co. Ltd.	1,900	19,096
Aeon Mall Co. Ltd.	13,300	285,571
Aichi Machine Industry Co. Ltd.	15,000	53,739
Aichi Steel Corp.	63,000	380,969
Aisan Industry Co. Ltd.	3,700	37,988
Aisin Seiki Co. Ltd.	29,200	1,013,821
Alconix Corp.	1,400	35,194
Alpen Co. Ltd.	5,200	89,647
Alpine Electronics, Inc.	22,800	255,739
Alps Electric Co. Ltd.	74,300	713,702
Aoyama Trading Co. Ltd.	8,900	142,413
Arcs Co. Ltd.	8,300	125,428
Asahi Glass Co. Ltd.	52,000	653,907
Asahi Kasei Corp.	185,000	1,247,716
Autobacs Seven Co. Ltd.	9,900	376,100
Avex Group Holdings, Inc.	23,800	290,132
Belluna Co. Ltd.	10,150	64,673
Benesse Holdings, Inc.	3,500	143,274
Calsonic Kansei Corp.*	68,000	269,776
Charle Co. Ltd.	10,100	52,455
Chubu Shiryo Co. Ltd.	1,000	7,706
Circle K Sunkus Co. Ltd.	14,000	213,753
Coca-Cola Central Japan Co. Ltd.	3,800	51,623
Cosmos Pharmaceutical Corp.	7,500	312,425
Create SD Holdings Co. Ltd.	500	11,601
Daihatsu Motor Co. Ltd.	64,000	932,532
Daiichikosho Co. Ltd.	3,300	56,098
Daishi Bank Ltd. (The)	67,000	221,508

Daito Trust Construction Co. Ltd.	7,000	482,207
Daiwa House Industry Co. Ltd.	91,000	1,118,081
Daiwa Industries Ltd.	5,000	26,148
Daiwa Securities Group, Inc.	114,000	523,539
Dena Co. Ltd.	38,700	1,398,095
DTS Corp.	7,500	74,387
Eisai Co. Ltd.	43,200	1,549,757
Excel Co. Ltd.	2,400	30,267
Exedy Corp.	12,500	375,391
Ezaki Glico Co. Ltd.	4,000	46,453
Fast Retailing Co. Ltd.	1,700	212,755
Fields Corp.	151	258,504
Fuji Heavy Industries Ltd.	124,000	799,038
Fuyo General Lease Co. Ltd.	1,200	35,763
H2O Retailing Corp.	44,000	297,812
Hankyu REIT, Inc.	7	36,102
Heiwa Corp.	15,000	232,267
Hi-Lex Corp.	1,200	20,197
Hisamitsu Pharmaceutical Co., Inc.	37,300	1,504,466
Hitachi Capital Corp.	40,500	530,230
Hitachi Ltd.	119,000	619,464
Hokuhoku Financial Group, Inc.	81,000	157,754
Hosiden Corp.	36,000	365,713
Hoya Corp.	56,100	1,280,089
Idemitsu Kosan Co. Ltd.	3,700	433,253
Imasen Electric Industrial	1,700	23,503
Inaba Denki Sangyo Co. Ltd.	1,100	31,209
Infocom Corp.	172	172,662
Inpex Corp.	594	4,506,059
IT Holdings Corp.	36,500	381,762
ITC Networks Corp.	7,200	40,596
ITO EN Ltd.	12,900	224,719
ITOCHU Corp.	62,000	649,219
Itochu Techno-Solutions Corp.	9,000	291,380
Japan Drilling Co. Ltd.	12,400	521,015
Japan Office Investment Corp., REIT	15	19,115
Japan Petroleum Exploration Co.	34,400	1,720,414
Japan Prime Realty Investment Corp., REIT	70	189,012
JSP Corp.	4,100	75,661
K’s Holdings Corp.	15,100	435,682
Kagoshima Bank Ltd. (The)	77,000	521,171
Kaken Pharmaceutical Co. Ltd.	81,000	967,949
Kamigumi Co. Ltd.	29,000	247,884
Kaneka Corp.	46,000	320,197
Kanematsu Electronics Ltd.	1,000	9,930
Kato Sangyo Co. Ltd.	4,000	69,007
Kawasumi Laboratories, Inc.	4,000	27,651
KDDI Corp.	553	3,423,840
Keiyo Bank Ltd. (The)	25,000	125,030
Kenedix Realty Investment Corp., REIT	19	78,120
Kewpie Corp.	54,600	659,033
Kobayashi Pharmaceutical Co. Ltd.	8,100	375,397
Kyowa Exeo Corp.	54,000	540,779
Lawson, Inc.	8,600	414,595
Lion Corp.	18,000	91,536
Maeda Road Construction Co. Ltd.	8,000	82,039
Marubeni Corp.	76,000	547,295
Meisei Industrial Co. Ltd.	9,000	39,060
Melco Holdings, Inc.	4,900	158,346
MID Reit, Inc., REIT	40	113,537
Ministop Co. Ltd.	2,100	34,386
Miraca Holdings, Inc.	25,100	961,090
Mitsubishi UFJ Financial Group, Inc.	1,059,400	4,890,714
Mitsui Engineering & Shipbuilding Co. Ltd.	255,000	610,063
Mitsui Knowledge Industry Co. Ltd.	153	22,992
Mitsui Mining & Smelting Co. Ltd.	284,000	986,728
Mizuho Financial Group, Inc.	2,292,600	3,803,544
Mochida Pharmaceutical Co. Ltd.	29,000	343,063
Namura Shipbuilding Co. Ltd.	4,700	23,393
NEC Fielding Ltd.	4,000	46,213
NEC Mobiling Ltd.	5,500	168,147
NEC Networks & System Integration Corp.	3,300	41,934
Nifty Corp.	28	38,038
Nippo Corp.	9,000	72,277
Nippon Densetsu Kogyo Co. Ltd.	4,000	42,558
Nippon Electric Glass Co. Ltd.	193,000	2,733,277
Nippon Telegraph & Telephone Corp.	21,400	960,916
Nishi-Nippon City Bank Ltd. (The)	155,000	445,359
Nishimatsuya Chain Co. Ltd.	7,000	56,636
Nissan Shatai Co. Ltd.	11,000	81,859
Nisshin Seifun Group, Inc.	20,000	230,584
Nitori Holdings Co. Ltd.	1,350	118,640
Nittetsu Mining Co. Ltd.	60,000	300,793
Nomura Real Estate Office Fund, Inc., REIT	67	453,486
Nomura Research Institute Ltd.	27,800	613,619
NTT Data Corp.	360	1,112,719
NTT DoCoMo, Inc.	3,131	5,503,152
Obic Co. Ltd.	1,170	221,960
Okinawa Cellular Telephone Co.	8	17,456
Oracle Corp. Japan	7,300	304,094
Oriental Land Co. Ltd.	15,300	1,215,833
ORIX Corp.	2,240	209,781
Orix JREIT, Inc., REIT	32	175,812
Pacific Industrial Co. Ltd.	3,000	15,076
Pacific Metals Co. Ltd.	223,000	1,648,774
Park24 Co. Ltd.	15,400	149,223
PGM Holdings KK	150	82,051
Point, Inc.	10,270	429,666
Press Kogyo Co. Ltd.	68,000	288,579
Rengo Co. Ltd.	90,000	587,521
Right On Co. Ltd.*	2,800	13,599
Ryoden Trading Co. Ltd.	3,000	19,728
San-In Godo Bank Ltd. (The)	109,000	812,455
Sanoh Industrial Co. Ltd.	4,900	40,706
Santen Pharmaceutical Co. Ltd.	30,400	1,211,541
Sanyo Chemical Industries Ltd.	8,000	68,382
Sega Sammy Holdings, Inc.	52,300	909,183
Sekisui Jushi Corp.	1,000	10,339
Seven Bank Ltd.	89	179,220
Shimamura Co. Ltd.	1,900	167,432
Shindengen Electric Manufacturing Co. Ltd.	28,000	125,559
Shinko Plantech Co. Ltd.	37,200	430,676
Shinmaywa Industries Ltd.	28,000	118,153
Shinsho Corp.	11,000	28,168
Shionogi & Co. Ltd.	112,000	1,910,652

Ship Healthcare Holdings, Inc.	11,600	146,011
Showa Sangyo Co. Ltd.	3,000	8,728
Siix Corp.	3,900	53,919
SKY Perfect JSAT Holdings, Inc.	330	116,639
Sumitomo Corp.	88,800	1,269,334
Sumitomo Electric Industries Ltd.	50,600	700,176
Sumitomo Metal Mining Co. Ltd.	55,000	946,201
Sumitomo Mitsui Financial Group, Inc.	144,800	4,501,717
Sumitomo Trust & Banking Co. Ltd. (The)	534,000	2,766,939
Sundrug Co. Ltd.	14,100	401,235
Sysmex Corp.	4,600	162,698
T.RAD Co. Ltd.	26,000	111,277
Tachi-S Co. Ltd.	20,000	348,882
Takeda Pharmaceutical Co. Ltd.	63,900	2,980,668
Tochigi Bank Ltd. (The)	5,000	22,121
Toho Bank Ltd. (The)	12,000	32,460
Tokai Rika Co. Ltd.	32,700	557,449
Token Corp.	620	27,318
Tokyu REIT, Inc.	185	1,143,183
Tomen Electronics Corp.	4,400	60,726
TonenGeneral Sekiyu K.K.	136,000	1,679,154
Toppan Forms Co. Ltd.	59,400	516,304
Toyota Auto Body Co. Ltd.	35,500	595,792
Trend Micro, Inc.	14,000	372,806
Unipres Corp.	24,500	489,529
USS Co. Ltd.	9,620	748,274
Valor Co. Ltd.	12,800	127,261
Yachiyo Bank Ltd. (The)	1,300	44,229
Yahoo! Japan Corp.	912	326,294
Yorozu Corp.	2,800	56,316
Zappallas, Inc.	118	156,898

		97,140,849

Luxembourg
Oriflame Cosmetics SA	825	42,688

Malaysia — 0.1%
APM Automotive Holdings Bhd	11,100	19,351
British American Tobacco Malaysia Bhd	19,100	303,078
Digi.Com Bhd	112,700	1,064,208
Genting Malaysia Bhd	578,900	703,377
Nestle Malaysia Bhd	4,800	74,169
Proton Holdings Bhd	19,700	23,025
Telekom Malaysia Bhd	398,400	531,419
Top Glove Corp. Bhd	414,000	735,392
Tradewinds Malaysia Bhd	22,400	59,536
YTL Power International Bhd	1	1

		3,513,556

Marshall Island
DHT Holdings, Inc.	27,300	131,313
Paragon Shipping, Inc. (Class A Stock)	16,200	46,170
Safe Bulkers, Inc.	4,600	41,676

		219,159

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	23,800	1,382,780
Grupo Mexico SAB de CV (Class B Stock)	427,700	1,603,725
Industrias Penoles SAB de CV	79,370	2,919,710
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	220,207
Telefonos de Mexico SAB de CV (Class L Stock), ADR	9,300	169,818

		6,296,240

Netherlands — 0.4%
Aegon NV*	139,814	1,046,990
Arcadis NV	16,676	403,063
ASM International NV*	27,691	1,087,045
ASML Holding NV*	53,172	2,343,541
BE Semiconductor Industries NV*	10,932	99,773
Heineken Holding NV	14,175	681,409
Koninklijke Ahold NV	23,450	314,652
Koninklijke BAM Groep NV	25,697	198,075
Koninklijke DSM NV	24,969	1,534,156
Koninklijke KPN NV	45,955	782,828
Koninklijke Vopak NV	12,508	601,806
Nutreco NV	10,706	785,176
Sligro Food Group NV	25,726	868,082
SNS REAAL NV*	54,100	306,297
Unilever NV, CVA	55,050	1,726,115

		12,779,008

New Zealand
Air New Zealand Ltd.	28,501	24,138
Telecom Corp of New Zealand Ltd.	536,690	823,082

		847,220

Norway — 0.3%
Aker ASA (Class A Stock)	7,679	236,747
Atea ASA	13,224	148,853
Cermaq ASA*	41,751	737,970
Marine Harvest ASA	885,344	1,099,826
Olsen (Fred) Energy ASA	27,097	1,190,646
SpareBank 1 SMN	5,984	54,103
SpareBank 1 SR-Bank	3,000	30,921
Statoil ASA	124,864	3,461,263
TGS Nopec Geophysical Co. ASA	58,163	1,560,759

		8,521,088

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	81,600	77,275
Aboitiz Power Corp.	572,500	395,737
Bank of the Philippine Islands	60,910	80,348
DMCI Holdings, Inc.	1,264,100	1,087,883
Globe Telecom, Inc.	10,257	210,576
Philippine Long Distance Telephone Co., ADR	69,600	3,723,600
Rizal Commercial Banking Corp.	37,700	23,541
Union Bank of Philippines	17,400	24,717

		5,623,677

Poland — 0.2%
KGHM Polska Miedz SA	73,534	4,666,441
Telekomunikacja Polska SA	69,864	433,021

		5,099,462

Portugal — 0.1%
Banco BPI SA	85,266	148,389
Banco Comercial Portugues SA (Class R Stock)	566,066	462,082
Banco Espirito Santo SA	190,270	779,287

Portucel Empresa Produtora de Pasta e Papel SA	47,894	168,262
Portugal Telecom SGPS SA	128,416	1,482,129

		3,040,149

Russia — 0.1%
Gazprom OAO, ADR	40,300	1,303,302
Lukoil OAO, ADR	16,500	1,177,935
Mobile Telesystems OJSC, ADR	54,800	1,163,404

		3,644,641

Singapore — 0.5%
Boustead Singapore Ltd.	65,000	51,567
DBS Group Holdings Ltd.	20,000	232,289
Frasers Commercial Trust, REIT	312,800	197,284
Hong Leong Asia Ltd.	195,000	434,708
Jardine Cycle & Carriage Ltd.	52,920	1,536,590
K-Green Trust	54,000	44,125
Keppel Land Ltd.	116,000	413,201
Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	42,840
M1 Ltd.	525,000	1,003,768
Oversea-Chinese Banking Corp. Ltd.	122,000	927,219
SembCorp Industries Ltd.	391,000	1,616,113
SembCorp Marine Ltd.	555,000	2,571,361
SIA Engineering Co. Ltd.	213,000	684,371
Singapore Post Ltd.	904,000	831,924
Singapore Technologies Engineering Ltd.	112,000	289,663
Singapore Telecommunications Ltd.	888,000	2,127,537
SMRT Corp. Ltd.	622,000	932,630
Starhill Global, REIT	265,000	130,345
StarHub Ltd.	1,117,000	2,392,622
Straits Asia Resources Ltd.	117,000	232,979
Suntec Real Estate Investment Trust	84,000	102,626
Ums Holdings Ltd.	269,000	129,112
Venture Corp. Ltd.	66,000	503,181

		17,428,055

South Africa — 0.4%
Adcock Ingram Holdings Ltd.	9,086	74,609
Astral Foods Ltd.	2,532	46,223
Aveng Ltd.	76,525	403,495
Investec Ltd.	23,567	183,938
Kumba Iron Ore Ltd.	76,088	5,376,210
Mr. Price Group Ltd.	90,201	816,676
Palabora Mining Co. Ltd.	1,086	22,442
Pretoria Portland Cement Co. Ltd.	62,807	222,819
Sanlam Ltd.	390,186	1,591,890
Sasol Ltd.	36,519	2,113,351
Truworths International Ltd.	135,983	1,417,118
Woolworths Holdings Ltd.	6,368	26,310

		12,295,081

South Korea — 0.4%
Boryung Pharmaceutical Co. Ltd.	1,850	39,127
Daelim Industrial Co. Ltd.	5,222	509,371
Daishin Securities Co. Ltd.*	13,260	178,299
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	18,962
Dongil Industries Co. Ltd.	386	27,236
Global & Yuasa Battery Co. Ltd.	1,830	68,399
GS Home Shopping, Inc.	3,148	391,437
Halla Climate Control	46,430	886,739
Hanil E-Wha Co. Ltd.	35,460	277,034
Hankook Shell Oil Co. Ltd.	244	48,824
Hansol Technics Co. Ltd.	4,480	201,956
Honam Petrochemical Corp.	3,158	1,115,570
Hyundai Motor Co. (PRFC Shares)	1,000	50,777
Inzi Controls Co. Ltd.	6,720	30,508
Kangwon Land, Inc.	63,710	1,478,116
KCC Corp.	822	272,389
KG Chemical Corp.	10,050	80,715
Korea Petrochemical Industrial Co. Ltd.	2,373	255,266
KP Chemical Corp.	23,340	575,548
KT&G Corp.	10,534	548,331
Kyung Nong Corp.	28,580	93,404
LG Chem Ltd.	3,949	1,655,992
LG Corp.	5,144	383,590
Moorim P&P Co. Ltd.	6,230	76,956
Nexen Corp.	300	20,511
Poongsan Holdings Corp.	3,360	115,783
S1 Corp.	11,462	588,277
Samsung Electronics Co. Ltd.	1,163	988,118
Samyoung Chemical Co. Ltd.	1,940	52,879
Sebang Co. Ltd.	4,060	62,365
Sejong Industrial Co. Ltd.	15,860	201,693
Simm Tech Co. Ltd.	11,881	152,716
SK Telecom Co. Ltd., ADR	5,100	95,931
Sunchang Corp.	1,850	57,678
Sungwoo Hitech Co. Ltd.	12,604	232,673
Thinkware Systems Corp.	3,749	34,518
Uangel Corp.	1,940	6,809
Uniquest Corp.*	2,870	8,268

		11,882,765

Spain — 0.5%
Almirall SA	9,399	104,963
Antena 3 de Television SA	130,066	1,209,196
Banco Bilbao Vizcaya Argentaria SA	78,890	957,140
Banco Espanol de Credito SA	25,233	228,471
Banco Popular Espanol SA	74,950	440,595
Banco Santander SA	4,991	57,944
Bankinter SA	50,071	343,448
Bolsas y Mercados Espanoles SA	2,305	70,135
Construcciones y Auxiliar de Ferrocarriles SA	529	300,516
Criteria Caixacorp SA	104,736	738,742
Duro Felguera SA	48,083	387,733
Enagas SA	61,223	1,381,296
Indra Sistemas SA	2,819	56,530
Industria de Diseno Textil SA	10,345	830,098
Mapfre SA	232,023	874,336
Miquel y Costas & Miquel SA	227	7,078
Obrascon Huarte Lain SA	2,653	95,838
Prosegur Cia de Seguridad SA	14,577	867,654
Red Electrica Corp. SA	36,461	2,072,059
Repsol YPF SA	60,216	2,063,039
Tecnicas Reunidas SA	14,369	863,826
Telefonica SA	46,567	1,165,792
Viscofan SA	13,732	544,905
Vueling Airlines SA*	22,641	310,278
Zardoya Otis SA	28,946	479,958

		16,451,570

Sweden — 0.5%
Atlas Copco AB (Class A Stock)	26,107	694,047
Axfood AB	49,117	1,829,466
Boliden AB	75,734	1,631,810
Hennes & Mauritz AB (Class B Stock)	24,754	822,009
Hoganas AB (Class B Stock)	7,246	269,204
Intrum Justitia AB*	47,526	692,722
Lundin Petroleum AB*	151,282	2,170,279
NCC AB (Class B Stock)	28,625	820,397
Nordea Bank AB	26,893	294,413
Peab AB	34,559	307,981
SKF AB (Class B Stock)	63,830	1,858,704
Svenska Cellulosa AB SCA (Class B Stock)	37,597	605,183
Svenska Handelsbanken AB (Class A Stock)	7,657	251,113
Tele2 AB (Class B Stock)	53,136	1,227,401
TeliaSonera AB	461,810	3,991,149

		17,465,878

Switzerland — 1.1%
ACE Ltd.	71,700	4,638,990
Actelion Ltd.*	19,969	1,149,006
Allied World Assurance Co. Holdings Ltd.	48,000	3,009,120
Baloise Holding AG	6,586	652,505
Banque Cantonale Vaudoise	628	355,878
Compagnie Financiere Tradition SA	551	69,587
Credit Suisse Group AG	18,138	770,742
Garmin Ltd.(a)	45,400	1,537,244
Geberit AG	5,189	1,129,886
Helvetia Holding AG	2,837	1,176,034
Huber & Suhner AG	1,053	74,461
Kuehne & Nagel International AG	7,101	993,444
Lindt & Spruengli AG	11	357,665
Nestle SA	44,678	2,561,020
Noble Corp.(a)	8,700	396,894
Novartis AG	54,552	2,958,934
Pargesa Holding SA	2,981	285,605
Partners Group Holding AG	2,118	404,922
Roche Holding AG	23,284	3,325,924
Schindler Holding AG	12,654	1,520,960
SGS SA	321	571,404
Sonova Holding AG	5,648	503,308
Straumann Holding AG	2,651	681,727
Swatch Group AG (The)	486	214,877
TE Connectivity Ltd.	34,400	1,197,808
UBS AG*	83,505	1,498,271
Zurich Financial Services AG	5,929	1,659,604

		33,695,820

Taiwan — 0.8%
Altek Corp.	34,000	46,595
Ardentec Corp.	325,000	287,904
Audix Corp.	71,000	78,107
C Sun Manufacturing Ltd.	85,000	75,153
Chicony Electronics Co. Ltd.	326,550	585,217
China Manmade Fibers Corp.*	432,000	231,377
China Metal Products Co. Ltd.	131,000	133,644
Chinese Maritime Transport Ltd.	68,000	144,295
Chong Hong Construction Co.	104,000	235,186
Chun Yuan Steel	138,000	72,739
Compal Electronics, Inc.	410,951	408,065
Coretronic Corp.	269,000	434,513
Dynapack International Technology Corp.	33,000	104,028
Evergreen Marine Corp. Taiwan Ltd.*	664,000	552,082
Far EasTone Telecommunications Co. Ltd.	80,000	119,701
Farglory Land Development Co. Ltd.	463,000	987,200
Feng Tay Enterprise Co. Ltd.	19,000	19,900
First Copper Technology Co. Ltd.	325,000	156,938
Formosa Chemicals & Fibre Corp.	217,000	822,794
FSP Technology, Inc.	28,000	35,326
Fubon Financial Holding Co. Ltd.	801,962	1,064,956
Getac Technology Corp.	82,000	43,779
Gintech Energy Corp.	82,000	260,725
HTC Corp.	60,262	2,356,666
Inventec Co. Ltd.	407,715	207,972
Leader Electronics, Inc.	43,451	25,193
Lingsen Precision Industries Ltd.	370,000	286,246
LITE-ON IT Corp.	70,000	69,747
MediaTek, Inc.	65,125	748,551
MIN AIK Technology Co. Ltd.	127,000	366,664
Nien Hsing Textile Co. Ltd.	198,000	156,210
O-TA Precision Industry Co. Ltd.	12,000	13,834
Pegatron Corp.*	93,324	105,839
Phihong Technology Co. Ltd.	93,626	157,282
POU Chen Corp.	848,000	782,929
Powertech Technology, Inc.	305,250	956,031
Quanta Computer, Inc.	346,513	653,987
Radiant Opto-Electronics Corp.	134,000	322,167
Raydium Semiconductor Corp.	9,000	45,908
Roundtop Machinery Industries Co. Ltd.	31,000	24,299
Senao International Co. Ltd.	27,000	70,791
Shih Wei Navigation Co. Ltd.	66,000	87,083
Sigurd Microelectronics Corp.	230,000	211,960
Silitech Technology Corp.	36,000	90,837
Simplo Technology Co. Ltd.	145,700	911,662
Sincere Navigation	280,000	305,647
Sinon Corp.	319,000	146,447
Sirtec International Co. Ltd.	114,000	229,888
Sitronix Technology Corp.	89,000	141,642
Soft-World International Corp.	56,000	216,143
Sonix Technology Co. Ltd.	46,000	88,069
Taiwan Mobile Co. Ltd.	680,000	1,600,190
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	267,700	3,260,586
Taiwan Surface Mounting Technology Co. Ltd.	43,000	102,066
Thye Ming Industrial Co. Ltd.	52,000	71,794
Ton Yi Industrial Corp.	476,000	258,990
Topco Scientific Co. Ltd.	37,000	50,706
Tripod Technology Corp.	119,000	524,051
Ttet Union Corp.	66,000	116,933
U-Ming Marine Transport Corp.	205,000	436,400
Unimicron Technology Corp.	357,000	607,009
UPC Technology Corp.	299,000	221,659
Wah Lee Industrial Corp.	52,000	102,562
Weikeng Industrial Co. Ltd.	86,000	79,840
Wistron Corp.	340,179	539,076
Yufo Electronics Co. Ltd.	59,000	47,250

		24,699,030

Thailand — 0.3%
Advanced Info Service PCL, NVDR	751,800	2,237,130
Bangchak Petroleum PCL, NVDR	630,800	400,442
Bangkok Bank PCL	108,800	624,130
Bangkok Expressway PCL, NVDR	98,600	61,615
BEC World PCL, NVDR	317,400	354,183
Bualuang Securities PCL	81,000	62,400
Charoen Pokphand Foods PCL, NVDR	1,098,200	934,986
CP ALL PCL	762,500	1,008,431
Delta Electronics Thai PCL, NVDR	297,100	262,768
Electricity Generating PCL, NVDR	16,000	49,330
Hana Microelectronics PCL, NVDR	69,900	55,467
Land and Houses PCL, NVDR	1,524,800	350,384
Lanna Resources PCL, NVDR	289,800	229,004
MCS Steel PCL, NVDR	282,600	110,256
Padaeng Industry PCL, NVDR	207,800	151,839
Property Perfect PCL, NVDR	227,500	33,096
PTT Exploration & Production PCL, NVDR	43,600	259,481
PTT PCL	17,600	205,998
PTT PCL, NVDR	65,300	764,298
Ratchaburi Electricity Generating Holding PCL, NVDR	22,500	28,269
Siam Makro PCL, NVDR	4,600	22,205
Thai Union Frozen Products PCL, NVDR	82,300	125,171

		8,330,883

Turkey — 0.3%
Aksa Akrilik Kimya Sanayii	80,777	190,427
Arcelik A/S	60,586	280,162
Aselsan Elektronik Sanayi ve Ticaret A/S	87,178	479,915
Aygaz A/S	15,911	101,192
BIM Birlesik Magazalar A/S	13,848	466,368
Ford Otomotiv Sanayi A/S	20,020	191,247
Gubre Fabrikalari TAS*	28,934	290,455
Pinar SUT Mamulleri Sanayii A/S	11,981	106,305
Tofas Turk Otomobil Fabrikasi A/S	126,623	715,101
Trakya Cam Sanayi A/S*	50,951	119,124
Tupras Turkiye Petrol Rafine	38,851	1,142,343
Turk Telekomunikasyon A/S	264,797	1,330,802
Turk Traktor ve Ziraat Makineleri A/S	21,878	471,835
Turkcell Iletisim Hizmet A/S	258,889	1,532,493
Turkcell Iletisim Hizmet A/S, ADR	8,600	129,258
Turkiye Garanti Bankasi A/S	114,409	534,978
Turkiye Halk Bankasi A/S	54,312	420,342
Turkiye Is Bankasi (Class C Stock)	210,051	672,033
Turkiye Sinai Kalkinma Bankasi A/S	640,227	1,119,532
Vestel Beyaz Esya Sanayi ve Ticaret A/S	7,291	13,883

		10,307,795

United Kingdom — 2.8%
Aberdeen Asset Management PLC	174,746	590,934
Admiral Group PLC	16,723	416,895
Aero Inventory PLC*	16,478	—
Aggreko PLC	2,220	56,127
Ashmore Group PLC	228,515	1,214,866
Associated British Foods PLC	80,321	1,278,209
AstraZeneca PLC	124,987	5,740,467
Aveva Group PLC	9,834	254,779
Aviva PLC	95,110	660,350
BAE Systems PLC	628,159	3,274,013
Balfour Beatty PLC	205,809	1,135,093
Barclays PLC	287,811	1,281,474
Beazley PLC	324,429	641,197
Berendsen PLC	43,613	336,529
BG Group PLC	85,848	2,136,009
BHP Billiton PLC	76,481	3,018,212
British American Tobacco PLC	54,229	2,176,607
British Land Co. PLC, REIT	198,871	1,762,645
British Sky Broadcasting Group PLC	77,173	1,021,364
Brown (N) Group PLC	44,356	180,523
Bunzl PLC	60,367	720,984
Burberry Group PLC	48,197	907,714
Capita Group PLC (The)	42,286	504,018
Carillion PLC	153,441	935,376
Centrica PLC	926,057	4,832,622
Chaucer Holdings PLC	245,417	221,456
Cineworld Group PLC	3,661	12,186
Cranswick PLC	1,247	16,614
Croda International PLC	18,745	504,590
Dairy Crest Group PLC	9,832	56,671
Drax Group PLC	105,127	668,680
EnQuest PLC*	60,979	133,333
Ferrexpo PLC	33,149	229,729
FirstGroup PLC	106,185	555,829
Fresnillo PLC	25,078	620,754
G4S PLC	316,146	1,295,298
Game Group PLC	54,028	48,970
GlaxoSmithKline PLC	49,631	947,062
Greggs PLC	12,210	99,798
Halfords Group PLC	99,897	558,010
Halma PLC	199,643	1,122,543
Hargreaves Lansdown PLC	8,862	86,721
Hill & Smith Holdings PLC	13,315	74,013
Home Retail Group PLC	214,422	664,221
HSBC Holdings PLC	218,293	2,244,703
IG Group Holdings PLC	205,862	1,507,902
IMI PLC	99,316	1,641,034
Imperial Tobacco Group PLC	23,000	711,002
International Personal Finance PLC	25,858	133,405
Interserve PLC	54,950	242,636
Intertek Group PLC	2,499	81,541
Investec PLC	114,123	874,560
J Sainsbury PLC	286,315	1,540,064
Keller Group PLC	12,023	119,582
Legal & General Group PLC	1,694,047	3,130,682
Man Group PLC	283,097	1,116,747
Marks & Spencer Group PLC	149,750	808,856
Mitie Group PLC	81,622	257,295
National Grid PLC	54,603	520,312

NEXT PLC	41,238	1,309,857
Paragon Group of Cos. PLC	145,351	396,162
Petrofac Ltd.	106,682	2,548,279
Reckitt Benckiser Group PLC	62,470	3,208,883
Reed Elsevier PLC	158,360	1,371,830
Robert Wiseman Dairies PLC	2,066	11,376
Rotork PLC	27,654	774,575
Royal Dutch Shell PLC (Class A Stock) (XAMS)	56,727	2,061,682
Royal Dutch Shell PLC (Class A Stock) (XLON)	56,731	2,060,430
RSA Insurance Group PLC	48,219	101,720
Sage Group PLC (The)	412,711	1,841,230
Scottish & Southern Energy PLC	65,333	1,321,626
Smith & Nephew PLC	189,719	2,139,573
Spirax-Sarco Engineering PLC	30,871	960,262
Standard Life PLC	394,810	1,309,784
Tesco PLC	446,526	2,729,184
Tullett Prebon PLC	25,039	164,407
Vedanta Resources PLC	45,581	1,739,560
Vodafone Group PLC	591,173	1,673,865
Weir Group PLC (The)	34,222	950,306
WH Smith PLC	104,128	724,633
Wincanton PLC	4,348	8,108
WM Morrison Supermarkets PLC	231,848	1,026,534
WSP Group PLC	12,948	75,348

		88,433,020

United States — 18.6%
3M Co.(a)	31,400	2,935,900
Abbott Laboratories	79,400	3,894,570
Advance America Cash Advance Centers, Inc.	18,500	98,050
Advance Auto Parts, Inc.	33,100	2,172,022
Aecom Technology Corp.*	44,500	1,233,985
Aeropostale, Inc.*	31,050	755,136
Aflac, Inc.	17,400	918,372
Airgas, Inc.	41,500	2,756,430
Alliance Resource Partners LP(a)	45,400	3,696,922
Allstate Corp. (The)	34,600	1,099,588
Almost Family, Inc.*	6,700	252,188
Altera Corp.	14,400	633,888
Altria Group, Inc.	38,600	1,004,758
Ameren Corp.	24,600	690,522
American Express Co.	7,100	320,920
American Financial Group, Inc.	112,100	3,925,742
Amerigas Partners LP	16,600	797,796
AMERIGROUP Corp.*(a)	39,300	2,525,025
AmerisourceBergen Corp.	67,800	2,682,168
Amgen, Inc.*	18,300	978,135
Amkor Technology, Inc.*(a)	97,300	655,802
AmSurg Corp.*	15,800	401,952
Analog Devices, Inc.	13,300	523,754
Annaly Capital Management, Inc., REIT	29,200	509,540
Apache Corp.	48,100	6,297,252
Apple, Inc.*	9,600	3,345,120
Applied Industrial Technologies, Inc.	42,300	1,406,898
AptarGroup, Inc.	35,200	1,764,576
Ares Capital Corp.	29,300	495,170
Arrow Electronics, Inc.*	66,200	2,772,456
Assurant, Inc.	20,800	801,008
AT&T, Inc.	51,600	1,578,960
Atmel Corp.*	108,000	1,472,040
Atmos Energy Corp.	17,200	586,520
Atwood Oceanics, Inc.*	24,900	1,156,107
Automatic Data Processing, Inc.	9,800	502,838
Avista Corp.	23,800	550,494
Avnet, Inc.*	32,300	1,101,107
Avon Products, Inc.(a)	12,000	324,480
Ball Corp.	65,700	2,355,345
Bally Technologies, Inc.*	30,200	1,143,070
Bank of Hawaii Corp.	51,900	2,481,858
Bank of New York Mellon Corp. (The)	37,200	1,111,164
Baxter International, Inc.	36,600	1,967,982
BB&T Corp.	3,200	87,840
Becton, Dickinson and Co.	38,200	3,041,484
Bed Bath & Beyond, Inc.*	39,700	1,916,319
Bemis Co., Inc.	36,600	1,200,846
Berkshire Hills Bancorp, Inc.	4,700	97,995
Best Buy Co., Inc.(a)	63,400	1,820,848
BGC Partners, Inc. (Class A Stock)(a)	52,900	491,441
BMC Software, Inc.*	31,600	1,571,784
BP Prudhoe Bay Royalty Trust(a)	11,900	1,425,858
Brinker International, Inc.	37,200	941,160
Bristol-Myers Squibb Co.	204,700	5,410,221
Broadridge Financial Solutions, Inc.	39,700	900,793
Brocade Communications Systems, Inc.*	165,000	1,014,750
Brookdale Senior Living, Inc.*	26,100	730,800
Brooks Automation, Inc.*	31,700	435,241
Brown-Forman Corp. (Class B Stock)	22,100	1,509,430
Buckeye Technologies, Inc.	17,400	473,802
Buckle, Inc. (The)(a)	14,800	597,920
C.H. Robinson Worldwide, Inc.	5,900	437,367
C.R. Bard, Inc.(a)	30,400	3,019,024
Cabot Corp.	66,300	3,069,027
Cabot Microelectronics Corp.*	21,300	1,112,925
Cal-Maine Foods, Inc.(a)	11,500	339,250
Calamos Asset Management, Inc. (Class A Stock)	21,500	356,685
Campbell Soup Co.	23,600	781,396
Capella Education Co.*(a)	6,300	313,677
Capstead Mortgage Corp.	56,500	722,070
CARBO Ceramics, Inc.(a)	4,800	677,376
Cardinal Health, Inc.	38,300	1,575,279
Career Education Corp.*	29,700	674,784
CareFusion Corp.*	25,500	719,100
Carter’s, Inc.*	35,700	1,022,091
Cash America International, Inc.	21,000	967,050
Centene Corp.*	30,200	995,996
CenturyLink, Inc.(a)	21,236	882,356
Cephalon, Inc.*(a)	25,400	1,924,812
Chevron Corp.	44,151	4,743,142
China Sky One Medical, Inc.*(a)	11,400	37,962
China-Biotics, Inc.*(a)	21,400	171,842
Chubb Corp. (The)	27,400	1,679,894
Church & Dwight Co., Inc.	1,100	87,274
CIGNA Corp.	45,300	2,005,884
Cimarex Energy Co.	25,500	2,938,620
Cincinnati Financial Corp.	30,800	1,010,240
Cinemark Holdings, Inc.	48,400	936,540
Citigroup, Inc.*	340,100	1,503,242
Citrix Systems, Inc.*	12,000	881,520
Cleco Corp.(a)	22,600	774,954

Cliffs Natural Resources, Inc.	28,300	2,781,324
Clorox Co.	5,500	385,385
Cloud Peak Energy, Inc.*	36,900	796,671
CNA Financial Corp.	11,100	328,005
CNO Financial Group, Inc.*	37,700	283,127
Coach, Inc.	11,300	588,052
Coca-Cola Co. (The)	35,500	2,355,425
Cognizant Technology Solutions Corp. (Class A Stock)*	6,600	537,240
Colgate-Palmolive Co.	26,100	2,107,836
Comerica, Inc.(a)	56,600	2,078,352
Commerce Bancshares, Inc.	50,415	2,038,783
Community Bank System, Inc.	15,200	368,904
Computer Sciences Corp.	17,000	828,410
ConAgra Foods, Inc.	24,400	579,500
Concho Resources, Inc.*	18,200	1,952,860
ConocoPhillips	26,500	2,116,290
Consolidated Communications Holdings, Inc.	15,600	292,188
Consolidated Edison, Inc.	13,400	679,648
Credit Acceptance Corp.*	4,800	340,608
Crown Holdings, Inc.*	108,500	4,185,930
CTC Media, Inc.	11,600	273,412
Cullen / Frost Bankers, Inc.	61,700	3,641,534
Cummins, Inc.	7,400	811,188
CVS Caremark Corp.	8,000	274,560
Cytec Industries, Inc.	15,500	842,735
DaVita, Inc.*	23,500	2,009,485
Dean Foods Co.*	102,600	1,026,000
Dell, Inc.*	112,000	1,625,120
Delphi Financial Group, Inc. (Class A Stock)	35,900	1,102,489
DENTSPLY International, Inc.	62,900	2,326,671
Devon Energy Corp.	33,600	3,083,472
DeVry, Inc.	72,400	3,987,068
Diamond Offshore Drilling, Inc.(a)	19,000	1,476,300
Dick’s Sporting Goods, Inc.*	27,800	1,111,444
Digital Realty Trust, Inc., REIT(a)	16,166	939,891
Digital River, Inc.*(a)	51,800	1,938,874
Dollar Tree, Inc.*	38,550	2,140,296
Domtar Corp.	8,900	816,842
Donaldson Co., Inc.	10,700	655,803
Dover Corp.	24,600	1,617,204
DPL, Inc.	92,800	2,543,648
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	26,000	726,180
Dril-Quip, Inc.*	6,200	489,986
DTE Energy Co.	12,000	587,520
Ducommun, Inc.	10,600	253,340
E.I. du Pont de Nemours & Co.	35,500	1,951,435
EarthLink, Inc.	67,200	526,176
Ecolab, Inc.	4,500	229,590
Eli Lilly & Co.	173,200	6,091,444
Emdeon, Inc. (Class A Stock)*	40,300	649,233
Emergency Medical Services Corp. (Class A Stock)*	14,500	922,055
Emerson Electric Co.	17,100	999,153
Energen Corp.	63,700	4,020,744
Entergy Corp.	13,500	907,335
Erie Indemnity Co. (Class A Stock)	10,800	767,988
Exelon Corp.	41,498	1,711,377
Exxon Mobil Corp.	32,800	2,759,464
EZCORP, Inc. (Class A Stock)*	22,500	706,275
FactSet Research Systems, Inc.(a)	8,000	837,840
Family Dollar Stores, Inc.	34,100	1,750,012
Fastenal Co.(a)	6,500	421,395
Federated Investors, Inc. (Class B Stock)(a)	106,900	2,859,575
First BanCorp*(a)	22,900	114,500
First Cash Financial Services, Inc.*	11,400	440,040
First Citizens BancShares, Inc. (Class A Stock)	1,100	220,638
First Defiance Financial Corp.*	1,500	21,375
FirstEnergy Corp.	22,300	827,107
Flowers Foods, Inc.	18,700	509,201
Flowserve Corp.	10,500	1,352,400
FMC Corp.	1,200	101,916
FMC Technologies, Inc.*	6,600	623,568
FNB Corp.	45,100	475,354
Foot Locker, Inc.	34,100	672,452
Fossil, Inc.*(a)	13,900	1,301,735
Franklin Resources, Inc.	20,300	2,539,124
Freeport-McMoRan Copper & Gold, Inc.	62,400	3,466,320
Frontier Communications Corp.	83,816	688,968
Furiex Pharmaceuticals, Inc.*	22,541	380,492
Gap, Inc. (The)	43,300	981,178
Gartner, Inc.*	23,500	979,245
Gen-Probe, Inc.*(a)	14,200	942,170
General Dynamics Corp.	56,700	4,340,952
General Mills, Inc.(a)	46,200	1,688,610
Gilead Sciences, Inc.*	60,200	2,554,888
Gladstone Capital Corp.	12,900	145,899
Global Cash Access Holdings, Inc.*	27,900	91,233
Goldman Sachs Group, Inc. (The)	17,900	2,836,613
Google, Inc. (Class A Stock)*	700	410,347
Great Southern Bancorp, Inc.	1,600	34,320
Greenhill & Co., Inc.(a)	2,300	151,317
Halliburton Co.	7,000	348,880
Harman International Industries, Inc.	36,100	1,690,202
Harris Corp.	59,600	2,956,160
Hartford Financial Services Group, Inc. (The)	34,800	937,164
HCC Insurance Holdings, Inc.	121,100	3,791,641
Health Care REIT, Inc.(a)	19,224	1,008,107
Healthcare Services Group, Inc.	12,900	226,782
HealthSpring, Inc.*	72,900	2,724,273
Healthways, Inc.*	10,300	158,311
Henry Schein, Inc.*	1,700	119,289
Hercules Technology Growth Capital, Inc.	29,540	324,940
Hershey Co. (The)	21,450	1,165,807
Hess Corp.	18,100	1,542,301
Hewlett-Packard Co.	49,500	2,028,015
HickoryTech Corp.	1,500	13,635
Horace Mann Educators Corp.	36,300	609,840
Hormel Foods Corp.	63,500	1,767,840
Hospira, Inc.*	20,800	1,148,160
Hubbell, Inc. (Class B Stock)	18,300	1,299,849
Hudson City Bancorp, Inc.	88,400	855,712
Human Genome Sciences, Inc.*(a)	14,100	387,045
Humana, Inc.*	26,000	1,818,440
Huntington Ingalls Industries, Inc.*	3,000	124,500
IDEX Corp.	45,300	1,977,345

IDEXX Laboratories, Inc.*	5,200	401,544
Immucor, Inc.*	16,800	332,304
Impax Laboratories, Inc.*	18,200	463,190
Ingles Markets, Inc. (Class A Stock)	1,900	37,639
Innospec, Inc.*	3,100	99,014
Integrated Device Technology, Inc.*	186,200	1,372,294
Integrated Silicon Solution, Inc.*	36,000	333,720
Integrys Energy Group, Inc.	18,600	939,486
Intel Corp.	242,000	4,881,140
International Business Machines Corp.	21,100	3,440,777
International Shipholding Corp.	8,500	211,650
Interpublic Group of Cos., Inc. (The)	54,000	678,780
Intuit, Inc.*	20,100	1,067,310
Invesco Mortgage Capital, Inc.	48,630	1,062,565
Iron Mountain, Inc.	26,700	833,841
Itron, Inc.*(a)	19,100	1,078,004
ITT Corp.	54,300	3,260,715
ITT Educational Services, Inc.*(a)	25,600	1,847,040
J.M. Smucker Co. (The)	10,700	763,873
j2 Global Communications, Inc.*(a)	20,500	604,955
Jack Henry & Associates, Inc.	26,200	887,918
James River Coal Co.*(a)	24,000	580,080
Johnson & Johnson	51,800	3,069,150
Jos. A. Bank Clothiers, Inc.*(a)	17,700	900,576
Journal Communications, Inc. (Class A Stock)*	37,100	222,600
Joy Global, Inc.	13,900	1,373,459
JPMorgan Chase & Co.	75,100	3,462,110
Kansas City Southern*	11,000	598,950
Kellogg Co.	37,800	2,040,444
Kemet Corp.*	17,700	262,491
Kennametal, Inc.	20,700	807,300
Kimberly-Clark Corp.	38,698	2,525,818
KKR & Co. LP	81,500	1,337,415
KLA-Tencor Corp.	39,900	1,890,063
Kraft Foods, Inc. (Class A Stock)	27,800	871,808
Kroger Co. (The)	28,900	692,733
L-3 Communications Holdings, Inc.	38,000	2,975,780
Laboratory Corp. of America Holdings*	21,700	1,999,221
Laclede Group, Inc. (The)	9,500	361,950
Lam Research Corp.*	80,800	4,578,128
Lamar Advertising Co. (Class A Stock)*(a)	13,600	502,384
LaSalle Hotel Properties, REIT	22,128	597,456
Lexmark International, Inc. (Class A Stock)*(a)	27,400	1,014,896
LHC Group, Inc.*(a)	13,700	411,000
Liberty Media Corp. — Starz (Class A Stock)*	7,400	574,240
Life Partners Holdings, Inc.(a)	21,000	168,840
Life Technologies Corp.*	41,300	2,164,946
Life Time Fitness, Inc.*(a)	30,100	1,123,031
LifePoint Hospitals, Inc.*(a)	10,400	417,872
Lincare Holdings, Inc.	44,600	1,322,836
Lincoln Educational Services Corp.	20,800	330,512
Linear Technology Corp.	66,600	2,239,758
Littelfuse, Inc.	5,900	336,890
Lockheed Martin Corp.	48,400	3,891,360
Loews Corp.	36,000	1,551,240
Lorillard, Inc.	34,553	3,282,881
Lubrizol Corp. (The)	12,800	1,714,688
Manpower, Inc.	9,900	622,512
Mantech International Corp. (Class A Stock)*	19,600	831,040
Marathon Oil Corp.	21,500	1,146,165
Masimo Corp.(a)	54,500	1,803,950
Mattel, Inc.	145,300	3,622,329
McCormick & Co., Inc.	27,900	1,334,457
McDonald’s Corp.	48,000	3,652,320
McGrath RentCorp	18,900	515,403
MDU Resources Group, Inc.	14,200	326,174
Medtronic, Inc.	18,400	724,040
Men’s Wearhouse, Inc. (The)	40,800	1,104,048
Merck & Co., Inc.	27,300	901,173
MGE Energy, Inc.	1,900	76,931
Micron Technology, Inc.*	122,400	1,402,704
Microsoft Corp.	111,500	2,827,640
Molex, Inc.	64,200	1,612,704
Monster Worldwide, Inc.*(a)	34,900	554,910
Morgan Stanley	169,700	4,636,204
Mosaic Co. (The)	4,600	362,250
Murphy Oil Corp.	58,400	4,287,728
National Health Investors, Inc., REIT	9,900	474,408
National Oilwell Varco, Inc.	25,500	2,021,385
National Semiconductor Corp.	79,600	1,141,464
Nektar Therapeutics*(a)	30,200	285,994
NeuStar, Inc. (Class A Stock)*	74,700	1,910,826
NewMarket Corp.	9,500	1,503,090
Newmont Mining Corp.	53,500	2,920,030
NextEra Energy, Inc.	15,300	843,336
NGP Capital Resources Co.	30,400	293,056
NII Holdings, Inc.*	38,500	1,604,295
NIKE, Inc. (Class B Stock)(a)	17,540	1,327,778
Noble Energy, Inc.	20,100	1,942,665
North European Oil Royalty Trust	8,300	251,822
Northeast Utilities	37,300	1,290,580
Northern Trust Corp.	13,600	690,200
Northrop Grumman Corp.	18,000	1,128,780
NorthStar Realty Finance Corp., REIT(a)	22,800	121,980
NorthWestern Corp.	17,300	524,190
NTELOS Holdings Corp.	11,900	219,079
Nutrisystem, Inc.(a)	10,100	146,349
Occidental Petroleum Corp.	27,800	2,904,822
Oceaneering International, Inc.*	10,600	948,170
Oil-Dri Corp. of America	600	12,780
Old Republic International Corp.	14,400	182,736
ON Semiconductor Corp.*(a)	166,000	1,638,420
Onyx Pharmaceuticals, Inc.*	11,400	401,052
Oracle Corp.	48,900	1,631,793
P.H. Glatfelter Co.	34,200	455,544
Par Pharmaceutical Cos., Inc.*	15,300	475,524
Parametric Technology Corp.*(a)	128,900	2,898,961
Parker Hannifin Corp.	30,200	2,859,336
Patterson Cos., Inc.(a)	12,100	389,499
Paychex, Inc.	22,900	718,144
Penn Virginia Resource Partners LP	57,326	1,587,930
Pennsylvania Real Estate Investment Trust	12,900	184,083
Penske Auto Group, Inc.*(a)	37,400	748,748

People’s United Financial, Inc.(a)	133,700	1,681,946
PepsiCo, Inc.	29,200	1,880,772
PetSmart, Inc.	38,800	1,588,860
Pharmaceutical Product Development, Inc.	98,500	2,729,435
PHH Corp.*(a)	33,600	731,472
Philip Morris International, Inc.	34,700	2,277,361
Pinnacle West Capital Corp.	3,600	154,044
Pitney Bowes, Inc.(a)	19,000	488,110
PNC Financial Services Group, Inc.	30,200	1,902,298
Polaris Industries, Inc.	6,400	556,928
Portland General Electric Co.	33,500	796,295
Power-One, Inc.*(a)	48,200	421,750
PPL Corp.	20,200	511,060
Praxair, Inc.	8,300	843,280
Primerica, Inc.	9,200	234,692
ProAssurance Corp.*	5,100	323,187
Progress Energy, Inc.	15,500	715,170
Prospect Capital Corp.(a)	52,500	641,025
Protective Life Corp.	29,700	788,535
PS Business Parks, Inc., REIT	12,600	730,044
QLogic Corp.*	36,500	677,075
Quality Systems, Inc.(a)	3,200	266,688
Quanta Services, Inc.*	17,600	394,768
Quest Diagnostics, Inc.	67,500	3,896,100
Raven Industries, Inc.	2,600	159,692
Raytheon Co.	29,800	1,515,926
Reinsurance Group of America, Inc.	27,500	1,726,450
Reliance Steel & Aluminum Co.	29,900	1,727,622
Rent-A-Center, Inc.	40,800	1,424,328
Republic Bancorp, Inc. (Class A Stock)	13,000	253,240
Republic Services, Inc.	106,000	3,184,240
Reynolds American, Inc.	10,900	387,277
RLI Corp.	2,300	132,595
Rock-Tenn Co. (Class A Stock)(a)	10,900	755,915
Rockwell Collins, Inc.	19,200	1,244,736
Rollins, Inc.	23,700	481,110
Ross Stores, Inc.	72,700	5,170,424
Rovi Corp.*	7,791	417,987
Royal Gold, Inc.	7,200	377,280
RPC, Inc.(a)	48,300	1,222,956
RPM International, Inc.	37,500	889,875
RR Donnelley & Sons Co.	25,600	484,352
Ryder System, Inc.	24,000	1,214,400
Safety Insurance Group, Inc.	3,400	156,774
Safeway, Inc.(a)	34,300	807,422
SAIC, Inc.*	39,200	663,264
Salix Pharmaceuticals Ltd.*	9,900	346,797
SanDisk Corp.*	38,100	1,756,029
SBA Communications Corp. (Class A Stock)*	12,900	511,872
Scholastic Corp.	6,300	170,352
Sciclone Pharmaceuticals, Inc.*	12,300	49,692
Scientific Games Corp. (Class A Stock)*(a)	73,100	638,894
SEACOR Holdings, Inc.	12,300	1,137,258
SEI Investments Co.	19,900	475,212
Shaw Group, Inc. (The)*(a)	36,600	1,296,006
Sigma-Aldrich Corp.(a)	10,700	680,948
Silgan Holdings, Inc.	96,400	3,676,696
Sirona Dental Systems, Inc.*	7,200	361,152
SkyWest, Inc.	25,800	436,536
SM Energy Co.(a)	40,000	2,967,600
Snap-on, Inc.	11,700	702,702
Southern Copper Corp.	43,300	1,743,691
Southern Union Co.	21,800	623,916
Southwestern Energy Co.*	56,400	2,423,508
Spartan Stores, Inc.	15,500	229,245
StanCorp Financial Group, Inc.	19,200	885,504
Starbucks Corp.	29,600	1,093,720
State Street Corp.	30,400	1,366,176
Steelcase, Inc. (Class A Stock)	106,800	1,215,384
Strayer Education, Inc.(a)	7,300	952,577
Stryker Corp.	42,000	2,553,600
Suburban Propane Partners LP	22,300	1,258,389
Sunoco Logistics Partners LP	7,900	685,562
SUPERVALU, Inc.(a)	59,100	527,763
Symantec Corp.*	127,300	2,360,142
SYNNEX Corp.*(a)	17,500	572,775
Synopsys, Inc.*	46,100	1,274,665
Syntel, Inc.	8,500	443,955
Synthes, Inc.	18,168	2,456,685
Sysco Corp.	35,800	991,660
T. Rowe Price Group, Inc.	13,500	896,670
Tanger Factory Outlet Centers, REIT	42,178	1,106,751
Tech Data Corp.*	18,100	920,566
Techne Corp.	12,400	887,840
Telular Corp.	6,300	45,738
Teradata Corp.*	14,800	750,360
Teradyne, Inc.*(a)	215,000	3,829,150
Terra Nitrogen Co. LP(a)	3,604	421,308
Texas Instruments, Inc.	115,800	4,002,048
TIBCO Software, Inc.*	30,900	842,025
TICC Capital Corp.	26,400	286,968
TJX Cos., Inc. (The)	46,800	2,327,364
TPC Group, Inc.*	4,000	115,480
Tractor Supply Co.	11,800	706,348
Transatlantic Holdings, Inc.	28,700	1,396,829
Travelers Cos., Inc. (The)	13,100	779,188
Trustmark Corp.	20,200	473,084
TRW Automotive Holdings Corp.*	20,500	1,129,140
Tupperware Brands Corp.	21,800	1,301,678
tw telecom, Inc.*(a)	27,600	529,920
Tyson Foods, Inc. (Class A Stock)	58,400	1,120,696
UGI Corp.	23,100	759,990
UniSource Energy Corp.	12,500	451,625
Unisys Corp.*	20,600	643,132
United Fire & Casualty Co.	6,200	125,302
United Online, Inc.	4,600	29,003
United Parcel Service, Inc. (Class B Stock)	26,300	1,954,616
United Technologies Corp.	34,800	2,945,820
UnitedHealth Group, Inc.	39,600	1,789,920
Unitrin, Inc.	10,400	321,152
Universal Corp.(a)	10,900	474,586
Universal Health Services, Inc. (Class B Stock)	31,200	1,541,592
Universal Insurance Holdings, Inc.	5,600	30,352
Universal Travel Group*(a)	29,800	127,544
Unum Group	49,300	1,294,125
USA Mobility, Inc.	15,900	230,391
Valero Energy Corp.	9,800	292,236
ValueClick, Inc.*	54,500	788,070
Varian Medical Systems, Inc.*(a)	13,400	906,376

Varian Semiconductor Equipment Associates, Inc.*	33,400	1,625,578
Vectren Corp.	6,900	187,680
Veeco Instruments, Inc.*(a)	44,700	2,272,548
VeriFone Systems, Inc.*(a)	13,700	752,815
VeriSign, Inc.	81,700	2,958,357
Verisk Analytics, Inc. (Class A Stock)*	83,900	2,748,564
Verizon Communications, Inc.	18,400	709,136
Vishay Intertechnology, Inc.*(a)	131,000	2,323,940
W&T Offshore, Inc.(a)	47,100	1,073,409
W.R. Berkley Corp.	57,900	1,864,959
W.W. Grainger, Inc.(a)	12,900	1,776,072
Wabtec Corp.	11,000	746,130
Waddell & Reed Financial, Inc. (Class A Stock)	44,000	1,786,840
Wal-Mart Stores, Inc.	78,600	4,091,130
Walgreen Co.	58,100	2,332,134
Walter Energy, Inc.	7,700	1,042,811
Waste Management, Inc.	30,300	1,131,402
Waters Corp.*	16,900	1,468,610
Weis Markets, Inc.	3,000	121,380
WesBanco, Inc.	7,900	163,609
West Pharmaceutical Services, Inc.(a)	13,500	604,395
Westamerica Bancorporation	4,900	251,713
Westar Energy, Inc.(a)	34,800	919,416
Western Digital Corp.*(a)	89,500	3,337,455
WGL Holdings, Inc.	4,600	179,400
Wiley, (John) & Sons, Inc. (Class A Stock)	3,500	177,940
Windstream Corp.	61,400	790,218
WP Carey & Co. LLC	900	32,130
Xilinx, Inc.	56,500	1,853,200
Yum! Brands, Inc.	16,100	827,218

		591,697,203

TOTAL COMMON STOCKS (cost $1,144,555,048)		1,281,857,722

EXCHANGE TRADED FUNDS — 3.8%
iShares Dow Jones US Real Estate Index Fund(a)	307,875	18,287,775
iShares Gold Trust*(a)	5,449,366	76,345,618
iShares S&P 500 Index Fund	190,200	25,298,502
iShares S&P World Ex-US Property Index Fund(a)	19,898	679,891
PowerShares Listed Private Equity Portfolio(a)	69,728	808,147

TOTAL EXCHANGE TRADED FUNDS (cost $112,580,531)		121,419,933

UNAFFILIATED MUTUAL FUNDS — 12.0%
Canada
Chemtrade Logistics Income Fund	1,900	27,006
Davis & Henderson Income Fund	49,000	1,035,090

		1,062,096

United States — 12.0%
Credit Suisse Commodity Return Strategy Fund (Retail Shares)	4,891,723	48,232,393
Goldman Sachs Commodity Strategy Fund (Institutional Shares)	1,860,694	12,559,682
Goldman Sachs High Yield Fund (Institutional Shares)	19,557,443	144,725,081
PIMCO Commodity RealReturn Strategy Fund (Institutional Shares)	5,005,343	48,501,776
PIMCO Developing Local Markets Fund (Institutional Shares)	6,264,310	68,155,690
PIMCO Emerging Local Bond Fund (Institutional Shares)	5,569,846	59,708,746

		381,883,368

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $366,642,670)		382,945,464

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 20.2%

Australia — 0.4%
Commonwealth Bank of Australia, Gov’t Liquid Gtd. Notes, 144A
2.40%	01/12/12	Aaa	$4,500	4,565,983
FMG Resources (August 2006) Pty Ltd.,
Gtd. Notes, 144A
6.375%	02/01/16	B(d)	735	740,512
6.875%	02/01/18	B1	320	333,600
7.00%	11/01/15	B1	435	451,313
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28	A3	1,470	1,773,243
9.00%	05/01/19	A3	1,000	1,314,120
Westpac Banking Corp., Sr. Unsec’d. Notes
2.25%	11/19/12	Aa1	1,870	1,902,198

				11,080,969

Belgium
Delhaize Group SA, Gtd. Notes
5.70%	10/01/40	Baa3	1,398	1,277,533

Bermuda — 0.1%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A
10.50%	04/15/18	Caa1	750	858,750
Digicel Ltd., Sr. Unsec’d. Notes, 144A(a)
8.25%	09/01/17	B1	500	530,000
Global Crossing Ltd., Sr. Sec’d. Notes
12.00%	09/15/15	B2	650	741,000
Petroplus Finance Ltd., Sec’d. Notes, 144A(a)
9.375%	09/15/19	B2	850	860,625
Weatherford International Ltd., Gtd. Notes
7.00%	03/15/38	Baa2	1,355	1,435,185

				4,425,560

Canada — 1.1%
Agrium, Inc., Sr. Unsec’d. Notes
6.125%	01/15/41	Baa2	1,700	1,768,326
Air Canada, Sr. Sec’d. Notes, 144A
9.25%	08/01/15	B2	730	761,025
Bank of Nova Scotia, Certificate of Deposit
0.603%(c)	10/18/12	Aa1	5,240	5,245,622
Bombardier, Inc., Sr. Notes, 144A(a)
7.75%	03/15/20	Ba2	950	1,031,937
Canadian Imperial Bank of Commerce, Covered, 144A(a)
2.00%	02/04/13	Aaa	7,315	7,443,971
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.70%	05/15/17	Baa1	760	850,312
6.00%	08/15/16	Baa1	1,300	1,465,603
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.70%	10/15/19	Baa2	1,000	1,110,053

6.75%	11/15/39	Baa2	1,565	1,748,088
Precision Drilling Corp., Gtd. Notes, 144A
6.625%	11/15/20	Ba2	210	216,300
Royal Bank of Canada,(a)
Covered, 144A
3.125%	04/14/15	Aaa	5,375	5,510,950
Sr. Notes, MTN
2.625%	12/15/15	Aa1	1,115	1,111,264
Suncor Energy, Inc., Sr. Unsec’d. Notes
6.85%	06/01/39	Baa2	1,215	1,358,151
Talisman Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/38	Baa2	585	614,950
Teck Resources Ltd., Gtd. Notes
6.00%	08/15/40	Baa2	655	658,092
Total Capital Canada Ltd., Gtd. Notes
1.625%	01/28/14	Aa1	1,745	1,779,045
TransCanada Pipelines Ltd., Sr. Unsec’d. Notes
3.80%	10/01/20	A3	550	529,420
TransCanada PipeLines Ltd., Sr. Unsec’d. Notes(a)
6.10%	06/01/40	A3	675	708,352

				33,911,461

Cayman Islands — 0.1%
Offshore Group Investments Ltd., Sr. Sec’d. Notes, 144A
11.50%	08/01/15	B3	705	782,550
Petrobras International Finance Co., Gtd. Notes
5.75%	01/20/20	Baa1	880	907,838
Seagate HDD Cayman, Gtd. Notes, 144A
7.75%	12/15/18	Ba1	625	646,875
Vale Overseas Ltd., Gtd. Notes
5.625%	09/15/19	Baa2	1,635	1,712,203

				4,049,466

Denmark — 0.1%
Danske Bank A/S, Gov’t Liquid Gtd. Notes, 144A
2.50%	05/10/12	Aaa	1,605	1,633,407

France — 0.2%
Electricite de France, Sr. Unsec’d. Notes, 144A
6.50%	01/26/19	Aa3	1,230	1,410,058
Total Capital SA, Gtd. Notes
2.30%	03/15/16	Aa1	2,380	2,317,754
Vivendi, Sr. Unsec’d. Notes, 144A
5.75%	04/04/13	Baa2	2,705	2,905,113

				6,632,925

Germany — 0.1%
Kreditanstalt Fuer Wiederaufbau, Gov’t. Gtd. Notes, MTN(a)
2.75%	09/08/20	Aaa	3,035	2,801,788

Ireland — 0.1%
Willis Group Holdings PLC, Gtd. Notes(a)
5.75%	03/15/21	Baa3	2,240	2,222,533
Xl Capital PLC, Sr. Unsec’d. Notes
5.25%	09/15/14	Baa2	1,720	1,811,980

				4,034,513

Liberia
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes
11.875%	07/15/15	Ba2	500	613,750

Luxembourg — 0.3%
Arcelormittal,
Sr. Unsec’d. Notes
6.125%	06/01/18	Baa3	1,810	1,917,250
6.75%	03/01/41	Baa3	1,005	984,941
Expro Finance Luxembourg SCA, Sr. Sec’d. Notes, 144A(a)
8.50%	12/15/16	B2	1,000	990,000
Intelsat Jackson Holdings SA, Gtd. Notes, 144A
7.25%	10/15/20	B3	1,500	1,500,000
Intelsat Luxembourg SA,
Gtd. Notes
11.25%	02/04/17	Caa3	1,165	1,272,762
Gtd. Notes, PIK
11.50%	02/04/17	Caa3	495	543,263
Telecom Italia Capital SA, Gtd. Notes
6.175%	06/18/14	Baa2	1,425	1,530,017
Wind Acquisition (Escrowed)(a)*
—	—	NR	1,000	—
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A
7.25%	02/15/18	Ba2	450	470,250
Wind Acquisition Holdings Finance SA, Sr. Sec’d. Notes, 144A, PIK
12.25%	07/15/17	B3	1,000	1,210,000

				10,418,483

Mexico
Cemex SAB de CV, Sr. Sec’d. Notes, 144A
0.224%(n)	09/30/15	B(d)	275	272,797
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A(a)
6.625%	12/15/20	B1	1,000	1,020,000

				1,292,797

Netherlands — 0.4%
Deutsche Telekom International Finance BV, Gtd. Notes
8.75%	06/15/30	Baa1	2,715	3,559,626
ING Bank NV, Sr. Unsec’d. Notes, 144A
4.00%	03/15/16	Aa3	2,645	2,641,305
NXP BV / NXP Funding LLC, Gtd. Notes(a)
9.50%	10/15/15	Caa2	400	425,000
Rabobank Nederland NV, Sr. Unsec’d. Notes, 144A
4.20%	05/13/14	Aaa	1,200	1,270,492
Shell International Finance BV, Gtd. Notes
6.375%	12/15/38	Aa1	2,145	2,424,049
UPC Holding BV, Sec’d. Notes, 144A
9.875%	04/15/18	B2	1,000	1,105,000

				11,425,472

Supra National Bank — 0.3%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	3,857,659
Sr. Unsub. Notes
2.875%	09/15/20	Aaa	3,035	2,829,069
Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12	Aaa	1,700	1,804,508
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN
5.50%	11/25/13	Aaa	1,400	1,554,034

				10,045,270

Sweden — 0.2%
Nordea Bank AB, Sr. Unsec’d. Notes, 144A
2.50%	11/13/12	Aa2	3,000	3,051,951
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa2	1,510	1,618,892

				4,670,843

Switzerland — 0.2%
Credit Suisse, Sub. Notes
6.00%	02/15/18	Aa2	7,330	7,785,193

United Kingdom — 1.1%
Barclays Bank PLC, Sub. Notes, 144A
6.05%	12/04/17	Baa1	5,210	5,428,158
HSBC Bank PLC, Sr. Notes, 144A
3.50%	06/28/15	Aa2	1,525	1,544,802
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.10%	04/05/21	AA-(d)	3,195	3,211,394
Sub. Notes
6.80%	06/01/38	A1	4,550	4,764,346
Lloyds TSB Bank PLC, Bank Gtd. Notes
6.375%	01/21/21	Aa3	4,505	4,694,642
Royal Bank of Scotland PLC (The), Gov’t Liquid Gtd. Notes, 144A
2.625%	05/11/12	Aaa	6,205	6,342,193
United Business Media Ltd., Notes, 144A
5.75%	11/03/20	Baa3	2,455	2,388,028
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1	1,680	1,856,257
5.75%	03/15/16	Baa1	1,000	1,116,660
WPP Finance UK, Gtd. Notes
8.00%	09/15/14	Baa3	3,420	3,986,403

				35,332,883

United States — 15.5%
Abbott Laboratories, Sr. Unsec’d. Notes
4.125%	05/27/20	A1	2,520	2,528,475
Allbritton Communications Co., Sr. Unsec’d. Notes
8.00%	05/15/18	B2	1,000	1,055,000
Allegheny Energy Supply Co. LLC, Sr. Unsec’d. Notes, 144A(a)
5.75%	10/15/19	Baa3	1,410	1,438,132
Alliance One International, Inc., Gtd. Notes
10.00%	07/15/16	B2	1,160	1,175,950
Ally Financial, Inc.,
Gtd. Notes
4.50%	02/11/14	B1	985	985,000
Gtd. Notes, 144A
6.25%	12/01/17	B1	820	835,375
7.50%	09/15/20	B1	2,000	2,132,500
Altria Group, Inc., Gtd. Notes
10.20%	02/06/39	Baa1	1,410	2,000,483
American Airlines, Inc., Sr. Sec’d. Notes, 144A
7.50%	03/15/16	B2	615	608,081
Ameristar Casinos, Inc., Sr. Notes, 144A
7.50%	04/15/21	B3	455	451,019
Amgen, Inc., Unsec’d. Notes
4.50%	03/15/20	A3	2,290	2,340,735
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14	Baa1	420	462,830
7.75%	01/15/19	Baa1	6,975	8,581,398
8.00%	11/15/39	Baa1	1,155	1,543,848
AT&T, Inc., Sr. Unsec’d. Notes
6.55%	02/15/39	A2	7,465	7,780,307
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	810	1,011,831
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2	1,295	1,316,044
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	520	531,700
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes
8.25%	01/15/19(a)	B3	500	523,750
9.625%	03/15/18	B3	500	552,500
Aviv Healthcare Properties LP, Sr. Notes, 144A
7.75%	02/15/19	B1	200	208,500
Bank of America Corp.,
Sr. Unsec’d. Notes
6.00%	09/01/17	A2	555	594,848
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	12,430	12,990,369
Bank of America NA, Sub. Notes
6.10%	06/15/17	A1	4,300	4,572,775
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14	Aa2	415	445,015
Basic Energy Services, Inc., Gtd. Notes, 144A
7.75%	02/15/19	B3	470	484,100
Beazer Homes USA, Inc., Gtd. Notes
9.125%	06/15/18	Caa2	400	404,500
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
0.742%(c)	02/11/13	Aa2	2,700	2,716,767
Berry Petroleum Co., Sr. Unsec’d. Notes(a)
6.75%	11/01/20	B2	1,100	1,134,375
Berry Plastics Corp., Sec’d. Notes, 144A
9.75%	01/15/21	Caa1	1,365	1,351,350
Best Buy Co., Inc., Sr. Unsec’d. Notes
5.50%	03/15/21	Baa2	3,180	3,120,251
Blue Merger Sub, Inc., Gtd. Notes, 144A(a)
7.625%	02/15/19	B3	875	887,031
Bon-Ton Department Stores, Inc. (The), Gtd. Notes(a)
10.25%	03/15/14	Caa1	500	512,500
Boston Properties LP, REIT, Sr. Unsec’d. Notes
4.125%	05/15/21	Baa2	2,365	2,249,368
Browning-Ferris Industries, Inc., Gtd. Notes
7.40%	09/15/35	Baa3	1,505	1,780,266
Buccaneer Merger Sub, Inc., Sr. Notes, 144A
9.125%	01/15/19	Caa1	705	747,300
Burger King Corp., Gtd. Notes(a)
9.875%	10/15/18	Caa1	560	592,900
Calfrac Holdings LP, Sr. Unsec’d. Notes, 144A(a)
7.50%	12/01/20	B2	710	734,850
Camden Property Trust, REIT Sr. Unsec’d. Notes(a)
5.00%	06/15/15	Baa1	1,910	2,042,604
Capella Healthcare, Inc., Gtd. Notes, 144A
9.25%	07/01/17	B3	1,185	1,262,025
Capital One Bank USA NA, Sub. Notes(a)
8.80%	07/15/19	Baa1	3,000	3,772,083
CareFusion Corp., Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,700	1,827,345
Case New Holland, Inc., Gtd. Notes
7.75%	09/01/13	Ba3	500	544,375
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes
6.125%	02/17/14	A2	4,515	5,085,615
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes(a)
7.00%	01/15/19	B2	1,240	1,271,000
CDW LLC / CDW Finance Corp., Sr. Sec’d. Notes, 144A(a)
8.00%	12/15/18	B2	1,220	1,287,100
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14	A2	4,000	4,392,160
8.50%	11/15/18	A2	700	899,370
Cengage Learning Acquisitions, Inc., Sr. Notes, 144A
10.50%	01/15/15	Caa2	2,010	2,050,200
Cequel Communications Holdings I LLC / Cequel Capital Corp., Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	1,525	1,589,812
Chaparral Energy, Inc.,
Gtd. Notes, 144A
8.25%	09/01/21	Caa1	385	396,550

9.875%	10/01/20(a)	Caa1	1,000	1,110,000
Chesapeake Energy Corp., Gtd. Notes
6.125%	02/15/21	Ba3	250	258,125
Cisco Systems, Inc., Sr. Unsec’d. Notes
4.45%	01/15/20	A1	2,500	2,563,822
CIT Group, Inc.,
Sec’d. Notes(a)
7.00%	05/01/14	B3	2,000	2,037,500
7.00%	05/01/16	B3	750	750,937
7.00%	05/01/17	B3	1,810	1,812,262
Sec’d. Notes, 144A
6.625%	04/01/18	B3	535	542,821
Citigroup Capital XXI, Gtd. Notes
8.30%(c)	12/21/77	Ba1	265	275,600
Citigroup, Inc., Sr. Unsec’d. Notes
4.587%	12/15/15	A3	8,280	8,561,926
Claire’s Stores, Inc., Sec’d. Notes, 144A(a)
8.875%	03/15/19	Caa3	790	754,450
Clayton Williams Energy, Inc., Gtd. Notes, 144A
7.75%	04/01/19	Caa1	740	740,925
CNA Financial Corp., Sr. Unsec’d. Notes(a)
7.35%	11/15/19	Baa3	2,935	3,314,745
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes
1.125%	11/12/13	A3	6,535	6,442,647
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3	530	431,950
Comcast Corp., Gtd. Notes
6.50%	01/15/17	Baa1	2,770	3,154,351
CommScope, Inc., Gtd. Notes, 144A
8.25%	01/15/19	B3	535	559,075
Concho Resources, Inc., Sr. Notes
7.00%	01/15/21	B3	560	589,400
ConocoPhillips, Gtd. Notes
6.50%	02/01/39	A1	1,465	1,667,771
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)
4.45%	06/15/20	A3	2,990	3,066,104
Consumers Energy Co., First Mortgage
6.70%	09/15/19	A3	290	340,997
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A
6.75%	09/15/15	Ba2	250	252,188
Copano Energy LLC / Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	B1	170	172,125
7.75%	06/01/18	B1	760	794,200
Covanta Holding Corp., Sr. Unsec’d. Notes
7.25%	12/01/20	Ba3	175	183,290
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.45%	12/15/14	Baa2	1,270	1,401,677
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39	Baa2	665	844,119
Crosstex Energy LP / Crosstex Energy Finance Corp., Gtd. Notes
8.875%	02/15/18	B2	700	763,000
CSX Corp., Sr. Unsec’d. Notes
6.15%	05/01/37	Baa3	2,985	3,161,858
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	313,924
6.125%	09/15/39	Baa2	2,000	2,036,576
Cytec Industries, Inc., Sr. Unsec’d. Notes
6.00%	10/01/15	Baa2	705	771,801
Dana Holding Corp., Sr. Unsec’d. Notes
6.50%	02/15/19	B3	265	263,675
Dave & Buster’s, Inc., Gtd. Notes
11.00%	06/01/18	Caa1	1,000	1,085,000
DaVita, Inc., Gtd. Notes
6.375%	11/01/18	B2	500	505,000
Denbury Resources, Inc., Gtd. Notes
6.375%	08/15/21	B1	1,040	1,066,000
Digital Realty Trust LP, REIT,
Gtd. Notes
5.25%	03/15/21	Baa2	1,305	1,283,958
5.875%	02/01/20	Baa2	4,920	5,135,161
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes
6.375%	03/01/41	Baa2	3,315	3,335,105
Discovery Communications LLC, Gtd. Notes
5.05%	06/01/20	Baa2	3,780	3,937,259
DJO Finance LLC / DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	500	545,000
Gtd. Notes, 144A
9.75%	10/15/17	Caa1	180	189,000
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18	Baa2	1,335	1,524,180
Domtar Corp., Sr. Unsec’d. Notes
10.75%	06/01/17	Ba2	650	812,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes
4.25%	11/15/20	Baa3	1,680	1,604,455
Duke Energy Carolinas LLC, First Mortgage
4.30%	06/15/20	A1	2,455	2,482,032
Duke Energy Corp., Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2	1,925	2,004,964
DuPont Fabros Technology LP, REIT, Gtd. Notes
8.50%	12/15/17	Ba2	1,190	1,310,487
DynCorp International, Inc., Sr. Unsec’d. Notes, 144A(a)
10.375%	07/01/17	B1	500	541,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes
7.75%	06/01/19	Caa3	250	194,063
Edgen Murray Corp., Sr. Sec’d. Notes(a)
12.25%	01/15/15	Caa2	500	490,625
Edison Mission Energy, Sr. Unsec’d. Notes
7.00%	05/15/17	B3	475	381,188
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes
4.90%	01/15/41	A2	430	400,701
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
6.50%	04/01/20	Ba1	815	896,201
Embarq Corp., Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	1,710	1,927,856
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
5.50%	09/15/40	Baa2	560	522,372
Energy Future Holdings Corp., Sr. Sec’d. Notes
10.25%	01/15/20	Caa3	1,270	1,345,787
Energy Transfer Equity LP, Gtd. Notes
7.50%	10/15/20	Ba2	1,500	1,631,250
Energy Transfer Partners LP, Sr. Unsec’d. Notes
9.00%	04/15/19	Baa3	465	587,446
Enterprise Products Operating LLC, Gtd. Notes
6.45%	09/01/40	Baa3	4,480	4,655,150
Entravision Communications Corp., Sr. Sec’d. Notes
8.75%	08/01/17	B1	750	798,750
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19	Baa1	2,100	2,503,229
Equinix, Inc., Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2	595	644,088
EV Energy Partners LP / EV Energy Finance Corp., Gtd. Notes, 144A
8.00%	04/15/19	B3	390	396,825
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	1,565	1,604,125
11.25%	03/31/16	Caa2	830	826,887

Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B+(d)	120	121,950
Florida Power Corp., First Mortgage
6.40%	06/15/38	A2	2,025	2,274,806
Ford Motor Co., Sr. Unsec’d. Notes(a)
7.45%	07/16/31	Ba3	1,000	1,082,610
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.625%	08/15/17	Ba2	500	533,626
7.00%	04/15/15	Ba2	500	541,213
8.125%	01/15/20	Ba2	1,000	1,145,437
Frac Tech Services LLC / Frac Tech Finance, Inc., Gtd. Notes, 144A
7.125%	11/15/18	B2	965	989,125
Freescale Semiconductor, Inc., Gtd. Notes, 144A
10.75%	08/01/20	Caa2	500	561,250
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	Aa2	5,350	5,199,130
GenOn Escrow Corp., Sr. Unsec’d. Notes, 144A
9.50%	10/15/18	B3	1,000	1,040,000
Geokinetics Holdings USA, Inc., Sr. Sec’d. Notes
9.75%	12/15/14	B3	500	480,625
Gilead Sciences, Inc., Sr. Unsec’d. Notes
4.50%	04/01/21	Baa1	1,860	1,837,894
Giraffe Acquisition Corp., Sr. Unsec’d. Notes, 144A(a)
9.125%	12/01/18	Caa1	585	567,450
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.25%	02/01/41	A1	2,120	2,111,219
Sr. Unsec’d. Notes
3.625%	02/07/16	A1	1,805	1,787,945
5.375%	03/15/20	A1	3,200	3,249,072
Sub. Notes
6.75%	10/01/37	A2	1,835	1,850,834
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)
8.25%	08/15/20	B1	920	984,400
Griffon Corp., Gtd. Notes, 144A
7.125%	04/01/18	Ba3	245	249,288
GXS Worldwide, Inc., Sr. Sec’d. Notes(a)
9.75%	06/15/15	B2	1,660	1,689,050
Hanesbrands, Inc., Gtd. Notes
6.375%	12/15/20	B1	375	365,625
Hanger Orthopedic Group, Inc., Gtd. Notes
7.125%	11/15/18	B3	335	341,700
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.50%	03/30/20	Baa3	3,345	3,401,898
6.625%	03/30/40	Baa3	1,215	1,231,502
HCA Holdings, Inc., Sr. Unsec’d. Notes, 144A
7.75%	05/15/21	Caa1	310	323,175
Healthsouth Corp., Gtd. Notes
7.25%	10/01/18	B2	1,000	1,033,750
Helix Energy Solutions Group, Inc., Gtd. Notes, 144A
9.50%	01/15/16	B3	1,375	1,450,625
Hertz Corp. (The), Gtd. Notes, 144A
6.75%	04/15/19	B2	1,410	1,397,662
Hess Corp.,
Sr. Unsec’d. Notes
5.60%	02/15/41	Baa2	1,300	1,241,932
6.00%	01/15/40	Baa2	1,335	1,349,530
Hewlett-Packard Co., Sr. Unsec’d. Notes
4.75%	06/02/14	A2	6,000	6,524,154
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,(a)
Sec’d. Notes, 144A
9.00%	11/15/20	Caa1	330	342,169
Sr. Sec’d. Notes
8.875%	02/01/18	B3	1,000	1,057,500
Home Depot, Inc., Sr. Unsec’d. Notes
5.95%	04/01/41	Baa1	1,055	1,052,061
Honeywell International, Inc., Sr. Unsec’d. Notes
4.25%	03/01/13	A2	5,480	5,813,535
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A
7.125%	03/15/21	Ba3	345	359,663
Huntsman International LLC, Gtd. Notes, 144A(a)
8.625%	03/15/21	B3	1,000	1,090,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Gtd. Notes
8.00%	01/15/18	Ba3	830	852,825
Insight Communications Co., Inc., Sr. Notes, 144A
9.375%	07/15/18	B3	150	166,500
International Business Machines Corp., Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	7,215	9,029,681
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.25%	12/15/20	B1	845	926,331
8.875%	09/01/17(a)	B1	2,000	2,255,000
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1	400	440,000
International Paper Co., Sr. Unsec’d. Notes(a)
9.375%	05/15/19	Baa3	1,235	1,589,638
Jabil Circuit, Inc., Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	370	367,688
James River Escrow, Inc., Sr. Notes, 144A
7.875%	04/01/19	B2	480	496,800
JC Penney Corp., Inc., Sr. Unsec’d. Notes
7.40%	04/01/37	Ba1	350	333,375
JMC Steel Group, Sr. Notes, 144A
8.25%	03/15/18	B3	175	178,938
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
2.95%	03/09/15	A2	2,740	2,810,221
Johnson Controls, Inc., Sr. Unsec’d. Notes
4.25%	03/01/21	Baa1	1,920	1,896,902
JPMorgan Chase & Co., Sr. Unsec’d. Notes
4.25%	10/15/20	Aa3	3,305	3,158,628
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	5,935	6,491,513
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.00%	11/01/39	A2	3,360	3,462,063
KB Home, Gtd. Notes
6.25%	06/15/15	B1	1,190	1,178,100
Key Energy Services, Inc., Gtd. Notes
6.75%	03/01/21	B1	195	198,413
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	2,355	2,598,479
9.00%	02/01/19	Baa2	1,300	1,649,925
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	1,515	1,730,068
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	340	358,954
6.875%	02/01/38	Baa2	2,565	2,843,762
6.875%	01/26/39	Baa2	2,040	2,267,868
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	800	854,767
6.15%	01/15/20	Baa2	650	733,044
Landry’s Restaurants, Inc., Sr. Sec’d. Notes
11.625%	12/01/15	B3	440	474,100
Level 3 Financing, Inc., Gtd. Notes(a)
8.75%	02/15/17	Caa1	1,010	1,002,425

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/88	Baa3	410	533,000
Sr. Unsec’d. Notes, 144A
7.50%	08/15/36	Baa2	3,275	3,504,250
Linn Energy LLC / Linn Energy Finance Corp.,
Gtd. Notes, 144A
7.75%	02/01/21	B2	500	533,750
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20	B2	500	555,000
Lions Gate Entertainment, Inc., Sec’d. Notes, 144A(a)
10.25%	11/01/16	B1	400	424,000
Ltd Brands, Inc., Gtd. Notes
6.625%	04/01/21	Ba1	425	434,563
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.375%	03/15/37	Ba1	780	780,000
6.70%	07/15/34	Ba1	500	496,250
Martin Midstream Partners LP / Martin Midstream Finance Corp., Gtd. Notes
8.875%	04/01/18	B3	500	530,000
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa2	360	435,429
MetLife, Inc., Jr. Sub. Notes
6.40%	12/15/66	Baa2	6,540	6,298,674
MetroPCS Wireless, Inc., Gtd. Notes(a)
6.625%	11/15/20	B2	1,200	1,198,500
MGM Mirage, Inc.,
Gtd. Notes
6.625%	07/15/15(a)	Caa1	1,650	1,563,375
6.875%	04/01/16	Caa1	615	571,950
Microsoft Corp., Sr. Unsec’d. Notes
2.50%	02/08/16	Aaa	5,100	5,095,293
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	900	1,003,674
6.50%	09/15/37	Baa1	2,125	2,350,082
Momentive Performance Materials, Inc., Sec’d. Notes, 144A
9.00%	01/15/21	Caa1	400	413,500
Morgan Stanley,
FDIC Gtd. Notes
3.25%	12/01/11	Aaa	1,445	1,473,832
Sr. Unsec’d. Notes
1.904%(c)	01/24/14	A2	1,400	1,427,745
5.75%	01/25/21	A2	3,315	3,345,816
6.00%	05/13/14	A2	4,650	5,058,502
Nabors Industries, Inc., Gtd. Notes
6.15%	02/15/18	Baa2	2,115	2,315,604
NBCUniversal Media LLC,
Sr. Unsec’d. Notes, 144A
4.375%	04/01/21	Baa2	4,000	3,829,560
5.15%	04/30/20	Baa2	2,320	2,391,106
NBTY, Inc., Gtd. Notes, 144A(a)
9.00%	10/01/18	B3	1,000	1,085,000
Needle Merger Sub. Corp., Sr. Unsec’d. Notes, 144A(a)
8.125%	03/15/19	Caa1	460	464,600
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
4.70%	08/15/20	Baa3	615	606,949
Newmont Mining Corp., Gtd. Notes
6.25%	10/01/39	Baa1	2,530	2,682,225
News America, Inc., Gtd. Notes
6.65%	11/15/37	Baa1	2,900	3,041,505
Nextel Communications, Inc., Gtd. Notes
6.875%	10/31/13	Ba2	1,000	1,007,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes, 144A
7.75%	10/15/18	B2	500	536,250
NII Capital Corp., Gtd. Notes
7.625%	04/01/21	B2	110	112,475
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, Gtd. Notes
8.875%	03/15/18	B1	1,000	1,087,500
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22	Baa3	1,240	1,349,287
6.80%	01/15/19	Baa3	1,000	1,144,025
Noble Energy, Inc., Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2	930	934,065
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa1	440	454,397
6.75%	06/01/14	Baa1	475	542,779
7.00%	01/15/38(a)	Baa1	920	1,090,268
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.90%	06/15/19	Baa1	1,675	1,900,654
NRG Energy, Inc.,
Gtd. Notes, 144A
7.625%	01/15/18(a)	B1	950	985,625
8.25%	09/01/20	B1	1,000	1,040,000
Oasis Petroleum, Inc., Sr. Notes, 144A
7.25%	02/01/19	Caa1	100	101,250
ONEOK Partners LP, Gtd. Notes
8.625%	03/01/19	Baa2	870	1,094,302
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.80%	03/01/37	A3	1,435	1,450,712
6.25%	03/01/39	A3	2,805	2,979,109
PAETEC Holding Corp.,
Gtd. Notes
9.50%	07/15/15	Caa1	750	785,625
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3	275	296,313
Sr. Unsec’d. Notes, 144A
9.875%	12/01/18	Caa1	830	875,650
PepsiCo, Inc., Sr. Unsec’d. Notes
4.875%	11/01/40	Aa3	1,035	968,766
Petrohawk Energy Corp., Gtd. Notes, 144A
7.25%	08/15/18	B3	350	360,500
Petroleum Development Corp., Sr. Unsec’d. Notes
12.00%	02/15/18	B3	500	566,875
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	2,995	3,342,486
7.20%	03/15/39	A1	2,715	3,360,746
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)
7.875%	12/15/18	B3	880	853,600
Pinnacle Entertainment, Inc., Gtd. Notes
8.75%	05/15/20	Caa1	450	468,000
Plains All American Pipeline LP, Gtd. Notes
8.75%	05/01/19	Baa3	115	143,871
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	590	590,000
10.00%	03/01/16	B1	500	563,750
Polymer Group, Inc., Sr. Sec’d. Notes, 144A
7.75%	02/01/19	B1	515	531,094
PSE&G Power LLC, Gtd. Notes
6.95%	06/01/12	Baa1	1,575	1,679,057
Quest Diagnostics, Inc., Gtd. Notes
4.70%	04/01/21	Baa2	1,310	1,296,595
Quicksilver Resources, Inc., Gtd. Notes
8.25%	08/01/15	B2	500	523,750

Quicksilver, Inc., Gtd. Notes
6.875%	04/15/15	Caa1	1,300	1,280,500
QVC, Inc., Sr. Sec’d. Notes, 144A
7.375%	10/15/20	Ba2	680	708,900
Radiation Therapy Services, Inc., Gtd. Notes
9.875%	04/15/17	B3	560	571,200
Rain CII Carbon LLC / CII Carbon Corp., Sr. Sec’d. Notes, 144A
8.00%	12/01/18	B1	265	283,550
Raytheon Co., Sr. Unsec’d. Notes(a)
1.625%	10/15/15	Baa1	2,830	2,702,121
Republic Services, Inc., Gtd. Notes
5.25%	11/15/21	Baa3	2,010	2,104,173
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/15/37	Baa3	335	354,552
7.625%	06/01/16	Baa3	690	820,036
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.00%	04/15/19	Caa1	430	445,050
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3	420	430,500
7.75%	10/15/16	Ba3	250	264,375
Rite Aid Corp., Sec’d. Notes
10.375%	07/15/16	Caa2	590	635,725
Roadhouse Financing, Inc., Sec’d. Notes, 144A(a)
10.75%	10/15/17	B2	1,000	1,072,500
RSC Equipment Rental, Inc. / RSC Holdings III LLC, Sr. Unsec’d. Notes, 144A
8.25%	02/01/21	Caa1	735	764,400
Sabine Pass LNG LP, Sr. Sec’d. Notes
7.50%	11/30/16	B3	260	267,150
Sabra Health Care LP / Sabra Capital Corp., REIT Gtd. Notes
8.125%	11/01/18	B2	825	870,375
Sandridge Energy, Inc., Gtd. Notes, 144A
7.50%	03/15/21	B3	795	824,812
Senior Housing Properties Trust, REIT Sr. Unsec’d. Notes
4.30%	01/15/16	Baa3	1,550	1,538,620
Severstal Columbus LLC, Sr. Unsec’d. Notes
10.25%	02/15/18	B3	1,650	1,823,250
Smithfield Foods, Inc., Sr. Sec’d. Notes
10.00%	07/15/14	Ba3	134	157,785
Southern California Edison Co., First Mortgage
5.50%	03/15/40	A1	2,865	2,899,030
Southern Co., Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,573,670
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B2	610	672,525
Sprint Nextel Corp., Sr. Unsec’d. Notes
8.375%	08/15/17	Ba3	1,840	2,049,300
Stallion Oilfield Holdings Ltd., Sr. Sec’d. Notes
10.50%	02/15/15	B3	450	486,000
Staples, Inc., Gtd. Notes
9.75%	01/15/14	Baa2	1,340	1,608,758
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Gtd. Notes, 144A
6.875%	02/01/21	B1	425	420,750
Target Corp., Sr. Unsec’d. Notes
6.50%	10/15/37	A2	2,465	2,771,257
Tenneco, Inc., Gtd. Notes
6.875%	12/15/20	B2	625	646,875
Time Warner Cable, Inc., Gtd. Notes
6.55%	05/01/37	Baa2	2,325	2,366,422
Time Warner, Inc., Gtd. Notes
4.875%	03/15/20	Baa2	2,070	2,110,694
TPC Group LLC, Sr. Sec’d. Notes, 144A
8.25%	10/01/17	B1	1,250	1,321,875
Travelport LLC / Travelport, Inc., Gtd. Notes
9.00%	03/01/16	Caa1	420	390,075
Triumph Group, Inc., Gtd. Notes
8.625%	07/15/18	Ba3	500	551,250
Union Pacific Corp., Sr. Unsec’d. Notes(a)
6.125%	02/15/20	Baa2	1,525	1,750,351
United Refining Co., Sr. Sec’d. Notes, 144A
10.50%	02/28/18	B3	650	645,937
United Technologies Corp., Sr. Unsec’d. Notes
4.875%	05/01/15	A2	4,585	5,048,883
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
6.50%	06/15/37	Baa1	1,770	1,898,190
Univision Communications, Inc.,
Gtd. Notes, 144A(a)
8.50%	05/15/21	Caa2	780	807,300
Sr. Sec’d. Notes, 144A
7.875%	11/01/20	B2	580	613,350
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14	Aa3	575	612,120
US Bank NA, Sub. Notes
4.95%	10/30/14	Aa3	730	794,415
Valero Energy Corp.,
Gtd. Notes
4.50%	02/01/15	Baa2	515	541,946
6.125%	02/01/20(a)	Baa2	2,390	2,584,952
Verizon Communications, Inc., Sr. Unsec’d. Notes
4.60%	04/01/21	A-(d)	5,705	5,680,577
Verso Paper Holdings LLC / Verso Paper, Inc.,
Gtd. Notes(a)
11.375%	08/01/16	Caa1	250	265,000
Sec’d. Notes, 144A
8.75%	02/01/19	B2	720	748,800
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A
9.375%	10/01/15	B1	1,000	1,070,000
Viacom, Inc., Sr. Unsec’d. Notes(a)
4.50%	03/01/21	Baa1	4,150	4,054,508
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.625%	07/08/20	Aa2	5,100	4,934,143
Waste Management, Inc., Gtd. Notes
4.75%	06/30/20	Baa3	2,875	2,919,945
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	1,415	1,571,581
Wells Fargo & Co., Sr. Unsec’d. Notes
3.75%	10/01/14	A1	6,000	6,286,818
Wells Fargo Bank NA, Sub. Notes
5.75%	05/16/16	Aa3	6,860	7,530,997
Windstream Corp., Gtd. Notes
7.875%	11/01/17	Ba3	1,600	1,716,000
Xerox Corp., Sr. Unsec’d. Notes
4.25%	02/15/15	Baa2	2,750	2,894,787
XM Satellite Radio, Inc., Gtd. Notes, 144A
7.625%	11/01/18	B3	1,570	1,656,350
Yum! Brands, Inc., Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	2,025	2,255,988

				492,055,013

TOTAL CORPORATE BONDS (cost $638,773,715)				643,487,326

FOREIGN GOVERNMENT BONDS — 0.7%
Brazilian Government International Bond, Sr. Unsec’d. Notes(a)
5.625%	01/07/41	Baa3	1,460	1,434,450
Federal Republic of Brazil, Sr. Unsec’d. Notes
7.875%	03/07/15	Baa3	7,070	8,420,370
Finland Government International Bond, Notes, 144A
1.25%	10/19/15	Aaa	2,610	2,509,917
Mexico Government International Bond,
5.875%	02/17/14	Baa1	3,800	4,181,900
Province of Ontario Canada, Sr. Unsec’d. Notes
4.40%	04/14/20	Aa1	2,275	2,354,862
Province of Quebec Canada, Unsec’d. Notes
3.50%	07/29/20	Aa2	1,515	1,461,770
United Mexican States, Sr. Unsec’d. Notes
6.05%	01/11/40	Baa1	1,820	1,874,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $22,883,356)				22,237,869

MUNICIPAL BONDS — 0.5%
American Municipal Power, Inc., Revenue Bonds
7.834%	02/15/41	A3	2,020	2,257,976
Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds, Series 2010D
5.134%	08/15/42	Aaa	1,785	1,705,407
Dallas Area Rapid Transit, Senior lien Sales Tax Revenue Bonds, Series 2010B
5.022%	12/01/48	Aa2	2,435	2,150,422
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,266,328
Missouri Highway & Transportation Commission, Reveune Bonds
5.445%	05/01/33	Aa1	2,315	2,281,270
New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Revenue Bonds, Series EE
6.011%	06/15/42	Aa2	1,840	1,887,435
State of Mississippi, General Obligation Bonds, Series 2010E
5.245%	11/01/34	Aa2	1,370	1,324,078
The City of New York, General Obligation Bonds, Series F
6.271%	12/01/37	Aa2	2,120	2,216,036

TOTAL MUNICIPAL BONDS (cost $16,040,431)				16,088,952

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
3.625%	02/15/21		4,255	4,315,502
4.25%	11/15/40		15,100	14,441,731
U.S. Treasury Notes
0.375%	08/31/12-10/31/12		22,110	22,059,444
0.50%	11/30/12(a)		9,310	9,290,365
0.50%	10/15/13		11,975	11,811,278
0.625%	12/31/12-02/28/13		14,030	14,011,504
1.125%	06/30/11		5,000	5,012,305
2.00%	11/30/13		795	813,446
2.25%	03/31/16		9,555	9,566,179
2.625%	11/15/20		6,035	5,631,409

TOTAL U.S. TREASURY OBLIGATIONS (cost $96,840,062)				96,953,163

TOTAL LONG-TERM INVESTMENTS (cost $2,398,315,813)				2,564,990,429

	Shares
SHORT-TERM INVESTMENT — 19.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $633,169,199; includes $175,633,616 of cash collateral for securities on loan)(b)(w)	633,169,199	633,169,199

TOTAL INVESTMENTS(o) — 100.4% (cost $3,031,485,012)		3,198,159,628

Liabilities in excess of other assets(x) — (0.4)%		(12,491,954)

NET ASSETS — 100.0%		$3,185,667,674

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

FDIC	Federal Deposit Insurance Corp.

ISE	International Securities Exchange

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trust

XAMS	Amsterdam Stock Exchange

XLON	London Stock Exchange

AUD	Australian Dollar

EUR	Euro

CHF	Swiss Franc

CAD	Canadian Dollar

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

PLN	Polish Zloty

SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,802,504; cash collateral of $175,633,616 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2011, four securities representing $0 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolio 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)(1)
Long Positions:
60	2 Year U.S. Treasury Notes	Jun. 2011	$13,077,187	$13,087,500	$10,313
494	5 Year U.S. Treasury Notes	Jun. 2011	57,605,937	57,693,797	87,860
1,234	10 Year Australian Government Bond	Jun. 2011	945,800,797	945,168,514	(632,283)
308	10 Year U.S. Treasury Notes	Jun. 2011	37,258,375	36,661,625	(596,750)
302	Euro Stoxx 50	Jun. 2011	11,993,418	12,172,104	178,686
297	FTSE 100 Index	Jun. 2011	27,445,866	28,036,712	590,846
1,211	NASDAQ 100 E-Mini	Jun. 2011	55,237,343	56,583,975	1,346,632
67	Russell 2000 Mini	Jun. 2011	5,334,875	5,639,390	304,515
2,207	S&P 500 E-Mini	Jun. 2011	142,939,010	145,772,350	2,833,340
515	S&P Mid 400 E-Mini	Jun. 2011	48,885,475	50,830,500	1,945,025
592	Topix Index	Jun. 2011	66,950,517	61,634,047	(5,316,470)

					751,714

Short Positions:
1,282	2 Year U.S. Treasury Notes	Jun. 2011	279,516,062	279,636,250	(120,188)
669	5 Year U.S. Treasury Notes	Jun. 2011	78,022,125	78,131,883	(109,758)
725	10 Year Euro-Bund	Jun. 2011	125,530,370	124,610,980	919,390
481	10 Year U.S. Treasury Notes	Jun. 2011	57,145,779	57,254,031	(108,252)
1,337	20 Year U.S. Treasury Bonds	Jun. 2011	160,298,196	160,690,688	(392,492)
110	30 Year U.S. Year Ultra Bonds	Jun. 2011	13,334,922	13,591,875	(256,953)

					(68,253)

					$683,461

(1)	Cash of $34,597,204 has been segregated with the custodian to cover requirements for open futures contracts at March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Payable	Value	(Depreciation)
British Pound,
Expiring 04/07/11	Hong Kong & Shanghai Bank	GBP	40,000	$64,715,159	$64,163,334	$(551,825)
Expiring 04/07/11	Royal Bank of Scotland	GBP	46,927	75,894,440	75,275,107	(619,333)
Expiring 04/07/11	Royal Bank of Scotland	GBP	19,000	30,745,386	30,477,584	(267,802)
Euro,
Expiring 06/09/11	Deutsche Bank	EUR	15,553	21,684,156	22,011,053	326,897
Expiring 06/09/11	Hong Kong & Shanghai Bank	EUR	13,331	18,589,289	18,866,617	277,328
Expiring 06/09/11	UBS Securities	EUR	15,553	21,672,028	22,011,053	339,025
Japanese Yen,
Expiring 04/07/11	Credit Suisse First Boston Corp.	JPY	1,316,864	16,205,557	15,832,115	(373,442)
Expiring 04/07/11	Deutsche Bank	JPY	1,316,864	16,214,936	15,832,115	(382,821)
Expiring 04/07/11	Hong Kong & Shanghai Bank	JPY	1,316,864	16,216,094	15,832,115	(383,979)
Expiring 04/07/11	UBS Securities	JPY	1,089,409	13,426,754	13,097,524	(329,230)
Singapore Dollar,
Expiring 04/14/11	Hong Kong & Shanghai Bank	SGD	48,175	37,706,902	38,219,820	512,918
Expiring 04/14/11	Hong Kong & Shanghai Bank	SGD	30,805	24,110,924	24,438,899	327,975
Expiring 04/14/11	Royal Bank of Scotland	SGD	32,395	25,242,284	25,700,698	458,414
Expiring 04/14/11	Standard Chartered PLC	SGD	32,395	25,240,907	25,700,698	459,791
Expiring 04/14/11	Standard Chartered PLC	SGD	18,617	14,492,330	14,769,833	277,503
Expiring 04/14/11	State Street Bank	SGD	32,191	25,081,651	25,538,541	456,890
South Korean Won,
Expiring 04/18/11	JPMorgan Chase	KRW	84,171,460	75,128,941	76,650,512	1,521,571
Expiring 04/18/11	JPMorgan Chase	KRW	17,384,114	15,302,917	15,830,796	527,879

				$537,670,655	$540,248,414	$2,577,759

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/14/11	Barclays Capital Group	AUD	13,587	$13,369,732	$14,029,305	$(659,573)
Expiring 04/14/11	Hong Kong & Shanghai Bank	AUD	16,196	15,934,139	16,723,453	(789,314)
Expiring 04/14/11	Toronto Dominion	AUD	16,196	15,963,795	16,723,453	(759,658)
Expiring 04/14/11	Toronto Dominion	AUD	16,196	15,952,296	16,723,453	(771,157)
Euro,
Expiring 06/09/11	Barclays Capital Group	EUR	70,000	96,584,816	99,064,548	(2,479,732)
Japanese Yen,
Expiring 04/07/11	Morgan Stanley	JPY	2,773,367	33,637,972	33,343,058	294,914
Expiring 04/07/11	Standard Chartered PLC	JPY	2,773,367	33,629,610	33,343,058	286,552
Expiring 04/07/11	State Street Bank	JPY	2,773,367	33,629,814	33,343,058	286,756

				$258,702,174	$263,293,386	$(4,591,212)

Cross currency exchange contracts outstanding at March 31, 2011:

				Notional		In
				Amount		Exchange	Unrealized
Settlement	Type	Counterparty		(000)		For (000)	Depreciation
6/9/11	Buy	State Street Bank	CAD	31,686	AUD	32,446	$(629,100)
6/9/11	Buy	State Street Bank	CAD	29,202	AUD	29,902	(579,772)
5/12/11	Buy	JPMorgan Chase	CHF	35,071	EUR	27,024	(73,951)
4/14/11	Buy	Hong Kong & Shanghai Bank	PLN	81,589	EUR	20,879	(883,383)
5/12/11	Buy	Deutsche Bank	CHF	35,465	EUR	27,318	(61,070)
5/12/11	Buy	Royal Bank of Scotland	CHF	35,465	EUR	27,327	(73,975)
4/14/11	Buy	State Street Bank	EUR	20,047	PLN	81,589	(295,404)

							$(2,596,655)

Credit default swap agreements outstanding at March 31, 2011:

						Upfront
		Notional Amount			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(2)#	Fixed Rate	Reference Entity/Obligation	Value(3)	Received	Appreciation
Credit default swaps on credit indices — Sell Protection(1)
JPMorgan Chase Bank	06/20/15	$18,000	5.00%	Dow Jones CDX HY S14 5Y Index	$870,064	$(411,883)	$1,281,947

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
     Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
     Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$33,556,211	$—	$—
Austria	3,062,247	—	—
Belgium	12,334,819	—	—
Bermuda	31,819,426	—	—
Brazil	12,996,021	—	—
British Virgin Islands	49,666	—	—
Canada	55,519,952	—	—
Cayman Islands	6,602,682	—	—
Chile	329,418	—	—
China	8,329,716	—	—
Cyprus	556,714	—	—
Czech Republic	2,538,683	—	—
Denmark	6,562,596	—	—
Finland	10,777,048	—	—
France	29,724,769	—	—
Gabon	601,003	—	—
Germany	24,966,562	—	—
Greece	4,303,493	—	—
Guernsey	7,310,715	—	—
Hong Kong	11,853,509	—	—
Hungary	277,585	—	—
India	200,760	—	—
Indonesia	10,866,343	—	—
Ireland	7,215,707	—	—
Israel	9,326,141	—	—
Italy	10,721,099	—	—
Japan	94,373,910	—	2,766,939
Luxembourg	42,688	—	—
Malaysia	3,513,556	—	—
Marshall Island	219,159	—	—
Mexico	6,296,240	—	—
Netherlands	12,779,008	—	—
New Zealand	847,220	—	—
Norway	8,521,088	—	—
Philippines	5,623,677	—	—
Poland	5,099,462	—	—
Portugal	3,040,149	—	—
Russia	3,644,641	—	—
Singapore	17,428,055	—	—
South Africa	12,295,081	—	—
South Korea	11,882,765	—	—
Spain	16,451,570	—	—
Sweden	17,465,878	—	—
Switzerland	33,695,820	—	—
Taiwan	24,699,030	—	—
Thailand	8,330,883	—	—
Turkey	10,307,795	—	—
United Kingdom	88,433,020	—	—
United States	591,697,203	—	—
Corporate Bonds:
Australia	—	11,080,969	—
Belgium	—	1,277,533	—
Bermuda	—	4,425,560	—
Canada	—	33,911,461	—
Cayman Islands	—	4,049,466	—
Denmark	—	1,633,407	—
France	—	6,632,925	—
Germany	—	2,801,788	—
Ireland	—	4,034,513	—
Liberia	—	613,750	—
Luxembourg	—	10,418,483	—
Mexico	—	1,292,797	—
Netherlands	—	11,425,472	—
Supra National Bank	—	10,045,270	—
Sweden	—	4,670,843	—
Switzerland	—	7,785,193	—
United Kingdom	—	35,332,883	—

United States	—	492,055,013	—
Unaffiliated Mutual Funds:
Canada	1,062,096	—	—
United States	381,883,368	—	—
U.S. Treasury Obligations	—	96,953,163	—
Municipal Bonds	—	16,088,952	—
Exchange Traded Funds	121,419,933	—	—
Foreign Government Bonds	—	22,237,869	—
Affiliated Money Market Mutual Fund	633,169,199	—	—
Other Financial Instuments*
Futures	683,461	—	—
Forward Foreign Currency Contracts	—	(4,610,108)	—
Credit Default Swaps	—	1,281,947	—

Total	$2,417,308,840	$775,439,149	$2,766,939

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2011 categorized by risk exposure:

Derivative Fair Value
at 3/31/11
Credit contracts	$1,281,947
Equity contracts	1,882,574
Foreign exchange contracts	(4,610,108)
Interest rate contracts	(1,199,113)

Total	$(2,644,700)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (5.5% represents investments purchased with collateral from securities on loan)	19.9%
Unaffiliated Mutual Funds	12.0
Financial — Bank & Trust	7.8
Oil, Gas & Consumable Fuels	6.2
Telecommunications	4.7
Exchange Traded Funds	3.8
Insurance	3.6
Metals & Mining	3.2
U.S. Treasury Obligations	3.1
Pharmaceuticals	2.7
Retail	2.5
Electric	2.1
Semiconductors	2.1
Chemicals	1.8
Media	1.7
Foods	1.6
Diversified Financial Services	1.6
Computers	1.6
Healthcare Services	1.2
Healthcare Products	1.1
Electronic Components & Equipment	1.1
Aerospace & Defense	1.0
Beverages	1.0
Real Estate Investment Trusts	0.9
Software	0.8
Manufacturing	0.8
Commercial Services	0.7
Foreign Government Bonds	0.7
Transportation	0.6
Construction & Engineering	0.6
Pipelines	0.5
Internet	0.5
Agriculture	0.5
Municipal Bonds	0.5
Containers & Packaging	0.5
Biotechnology	0.5
Machinery & Equipment	0.4
Distribution/Wholesale	0.4
Entertainment & Leisure	0.3
Banks	0.3
Paper & Forest Products	0.3
Household Products/ Wares	0.3
Real Estate	0.3
Environmental Control	0.3
Auto Parts & Equipment	0.2
Automobile Manufacturers	0.2
Cosmetics/Personal Care	0.2
Lodging	0.2
Office Equipment & Supplies	0.2
Investment Companies	0.1
Clothing & Apparel	0.1
Advertising	0.1
Environmental Services	0.1
Shipbuilding	0.1
Toys	0.1
Oil & Gas	0.1
Cable Television	0.1
Home Builders	0.1
Hand/Machine Tools	0.1
Office Equipment	0.1
Home Furnishings	0.1
Thrifts & Mortgage Finance	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS

Aerospace & Defense — 1.4%
Triumph Group, Inc.(a)	116,107	$10,269,664

Air Freight & Logistics — 1.5%
Atlas Air Worldwide Holdings, Inc.*	165,100	11,510,772

Airlines — 1.0%
JetBlue Airways Corp.*(a)	1,205,535	7,558,704

Auto Parts & Equipment — 4.5%
American Axle & Manufacturing Holdings, Inc.*(a)	824,445	10,379,763
Meritor, Inc.*	514,760	8,735,477
WABCO Holdings, Inc.*	242,835	14,968,349

		34,083,589

Biotechnology — 0.6%
Seattle Genetics, Inc.*(a)	264,997	4,126,003

Building Materials — 1.3%
Texas Industries, Inc.(a)	222,871	10,080,455

Chemicals — 2.5%
Huntsman Corp.	708,710	12,317,380
Intrepid Potash, Inc.*(a)	194,592	6,775,693

		19,093,073

Clothing & Apparel — 0.9%
Steven Madden Ltd.*	150,575	7,066,485

Commercial Banks — 0.4%
UMB Financial Corp.	72,390	2,704,128

Commercial Services — 6.4%
GEO Group, Inc. (The)*	480,460	12,318,995
Monster Worldwide, Inc.*(a)	185,750	2,953,425
PAREXEL International Corp.*	146,907	3,657,984
Sotheby’s(a)	124,365	6,541,599
SuccessFactors, Inc.*(a)	322,764	12,616,845
Waste Connections, Inc.	357,627	10,296,081

		48,384,929

Computer Services & Software — 8.1%
ANSYS, Inc.*	218,141	11,821,061
Fortinet, Inc.*(a)	229,758	10,109,352
Informatica Corp.*	254,075	13,270,337
QLIK Technologies, Inc.*	216,958	5,640,908
Radiant Systems, Inc.*	405,027	7,168,978
Riverbed Technology, Inc.*(a)	341,135	12,843,733

		60,854,369

Diversified Financial Services — 1.5%
Duff & Phelps Corp. (Class A Stock)	259,121	4,140,754
Janus Capital Group, Inc.	300,318	3,744,965
optionsXpress Holdings, Inc.(a)	197,555	3,617,232

		11,502,951

Electronic Components & Equipment — 8.4%
Coherent, Inc.*	206,017	11,971,648
DTS, Inc.*	274,812	12,814,484
Gentex Corp.(a)	301,080	9,107,670
GrafTech International Ltd.*	721,725	14,889,187
Universal Display Corp.*	91,502	5,036,270
Universal Electronics, Inc.*	317,229	9,377,289

		63,196,548

Entertainment & Leisure — 3.6%
Bally Technologies, Inc.*(a)	271,386	10,271,960
Pinnacle Entertainment, Inc.*(a)	426,072	5,803,101
Shuffle Master, Inc.*	1,034,384	11,047,221

		27,122,282

Financial Services — 1.9%
Cash America International, Inc.	317,945	14,641,367

Food — 0.9%
Fresh Market, Inc. (The)*(a)	174,452	6,583,818

Healthcare Products — 5.4%
ArthroCare Corp.*	249,125	8,305,828
Bruker Corp.*	463,512	9,664,225
Delcath Systems, Inc.*(a)	324,640	2,392,597
Sirona Dental Systems, Inc.*	202,519	10,158,353
Thoratec Corp.*(a)	385,600	9,998,608

		40,519,611

Healthcare Services — 2.4%
Allscripts Healthcare Solutions, Inc.*	439,429	9,223,615
Centene Corp.*	269,809	8,898,301

		18,121,916

Internet Services — 2.9%
Sapient Corp.*	527,963	6,045,176
TIBCO Software, Inc.*	592,718	16,151,566

		22,196,742

Lodging — 0.6%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	339,940	4,205,058

Machinery & Equipment — 1.3%
Regal-Beloit Corp.	132,002	9,745,708

Medical Supplies & Equipment — 3.3%
American Medical Systems Holdings, Inc.*(a)	451,223	9,764,466
Quality Systems, Inc.(a)	144,125	12,011,377
Vital Images, Inc.*	230,590	3,115,271

		24,891,114

Metals & Mining — 3.8%
Cloud Peak Energy, Inc.*	333,189	7,193,551
Northwest Pipe Co.*	209,424	4,802,092
RTI International Metals, Inc.*(a)	329,399	10,260,779
Titanium Metals Corp.*	359,850	6,686,013

		28,942,435

Oil & Gas — 7.8%
CVR Energy, Inc.*	198,490	4,597,028
Lufkin Industries, Inc.	325,389	30,414,110
Oasis Petroleum, Inc.*(a)	370,803	11,724,791
OYO Geospace Corp.*(a)	119,278	11,758,425

		58,494,354

Pharmaceuticals — 5.4%
BioMarin Pharmaceutical, Inc.*(a)	262,840	6,605,169
Catalyst Health Solutions, Inc.*	165,386	9,250,039
Herbalife Ltd. (Cayman Islands)	70,950	5,772,492
ICON PLC, ADR (Ireland)*	264,653	5,713,858

Regeneron Pharmaceuticals, Inc.*(a)	158,182	7,108,699
Salix Pharmaceuticals Ltd.*	189,210	6,628,027

		41,078,284

Real Estate Investment Trusts — 1.1%
Dupont Fabros Technology, Inc.(a)	126,780	3,074,415
Redwood Trust, Inc.(a)	314,832	4,895,638

		7,970,053

Retail & Merchandising — 7.9%
BJ’s Restaurants, Inc.*(a)	255,080	10,032,296
Buffalo Wild Wings, Inc.*(a)	130,330	7,093,862
Chico’s FAS, Inc.	458,428	6,830,577
Genesco, Inc.*	516,959	20,781,752
Vitamin Shoppe, Inc.*	441,965	14,951,676

		59,690,163

Semiconductors — 4.8%
Netlogic Microsystems, Inc.*(a)	234,305	9,845,496
Teradyne, Inc.*(a)	450,190	8,017,884
Varian Semiconductor Equipment Associates, Inc.*	193,465	9,415,941
Veeco Instruments, Inc.*(a)	168,420	8,562,473

		35,841,794

Software — 3.0%
Compuware Corp.*	888,275	10,259,576
MedAssets, Inc.*	318,425	4,862,350
Progress Software Corp.*	259,947	7,561,858

		22,683,784

Telecommunications — 2.3%
EMS Technologies, Inc.*	402,160	7,904,455
NICE Systems Ltd., ADR (Israel)*	253,128	9,350,548

		17,255,003

Transportation — 0.9%
Landstar System, Inc.	156,195	7,134,988

TOTAL LONG-TERM INVESTMENTS (cost $527,015,458)		737,550,144

SHORT-TERM INVESTMENT — 23.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $173,694,975; includes $167,887,288 of cash collateral for securities on loan)(b)(w)	173,694,975	173,694,975

TOTAL INVESTMENTS — 120.8% (cost $700,710,433)		911,245,119

Liabilities in excess of other assets — (20.8)%		(156,950,920)

NET ASSETS — 100.0%		$754,294,199

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,774,046; cash collateral of $167,887,288 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$737,550,144	$—	$—
Affiliated Money Market Mutual Fund	173,694,975	—	—

Total	$911,245,119	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS — 97.7%

Aerospace — 1.1%
BE Aerospace, Inc.*	43,551	$1,547,367
Curtiss-Wright Corp.	22,600	794,164
Esterline Technologies Corp.*	21,100	1,492,192
Moog, Inc. (Class A Stock)*	7,150	328,257
Triumph Group, Inc.(a)	76,136	6,734,229

		10,896,209

Aerospace & Defense — 0.5%
Ducommun, Inc.	18,900	451,710
Kratos Defense & Security Solutions, Inc.*	25,100	357,424
LMI Aerospace, Inc.*	15,900	321,339
Teledyne Technologies, Inc.*	79,874	4,130,285

		5,260,758

Agriculture — 0.2%
Andersons, Inc. (The)	30,100	1,466,472
MGP Ingredients, Inc.	18,400	160,448

		1,626,920

Airlines — 0.7%
AirTran Holdings, Inc.*	25,900	192,955
Alaska Air Group, Inc.*	47,300	2,999,766
Pinnacle Airlines Corp.*	30,600	175,950
Republic Airways Holdings, Inc.*(a)	239,100	1,537,413
United Continental Holdings, Inc.*(a)	11,400	262,086
US Airways Group, Inc.*(a)	175,200	1,525,992

		6,694,162

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	30,100	859,957

Automobile Manufacturers
Rush Enterprises, Inc. (Class A Stock)*	11,400	225,720

Automotive Components — 0.9%
Cooper Tire & Rubber Co.	228,303	5,878,802
Superior Industries International, Inc.	130,630	3,349,353

		9,228,155

Automotive Parts — 0.4%
Sonic Automotive, Inc. (Class A Stock)(a)	282,300	3,955,023

Biotechnology — 0.2%
Celera Corp.*	12,400	100,564
Emergent Biosolutions, Inc.*	19,600	473,536
Lexicon Pharmaceuticals, Inc.*(a)	475,900	799,512
United Therapeutics Corp.*	6,800	455,736

		1,829,348

Broadcasting — 0.3%
Belo Corp. (Class A Stock)*	211,019	1,859,077
Journal Communications, Inc. (Class A Stock)*	111,600	669,600
LodgeNet Interactive Corp.*(a)	246,300	896,532

		3,425,209

Building Materials
ABM Industries, Inc.	12,900	327,531
Trex Co., Inc.*	5,300	172,886

		500,417

Building Products — 0.4%
Gibraltar Industries, Inc.*	209,055	2,494,026
Simpson Manufacturing Co., Inc.	44,653	1,315,478

		3,809,504

Business Services — 0.2%
GP Strategies Corp.*	26,500	360,400
School Specialty, Inc.*	126,513	1,809,136

		2,169,536

Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	31,630	3,459,373
Artio Global Investors, Inc.	315,290	5,095,086
Cohen & Steers, Inc.	19,581	581,164
Duff & Phelps Corp. (Class A Stock)	115,760	1,849,845
HFF, Inc. (Class A Stock)*	311,230	4,680,899
Raymond James Financial, Inc.	57,670	2,205,301
Stifel Financial Corp.*	61,512	4,415,946
Waddell & Reed Financial, Inc. (Class A Stock)	50,450	2,048,775

		24,336,389

Chemicals — 2.8%
Aceto Corp.	42,400	337,928
Compass Minerals International, Inc.(a)	6,800	636,004
Cytec Industries, Inc.	38,351	2,085,144
Ferro Corp.*	149,630	2,482,362
Fuller (H.B.) Co.	48,200	1,035,336
Huntsman Corp.	99,601	1,731,065
Innophos Holdings, Inc.	72,777	3,355,747
Koppers Holdings, Inc.	86,110	3,676,897
Kraton Performance Polymers, Inc.*	39,800	1,522,350
Minerals Technologies, Inc.	8,300	568,716
Olin Corp.	13,700	314,004
OM Group, Inc.*	94,961	3,469,875
PolyOne Corp.	166,580	2,367,102
Rockwood Holdings, Inc.*(a)	22,600	1,112,372
Schulman, (A.), Inc.	82,010	2,027,287
Solutia, Inc.*	57,200	1,452,880
Spartech Corp.*	53,000	384,250

		28,559,319

Clothing & Apparel — 0.3%
Brown Shoe Co., Inc.	28,425	347,353
Carter’s, Inc.*	19,600	561,148
Iconix Brand Group, Inc.*	60,900	1,308,132
Warnaco Group, Inc. (The)*(a)	15,800	903,602

		3,120,235

Commercial Banks — 4.6%
American National Bankshares, Inc.	2,400	54,024
Bancorp, Inc. (The)*	343,223	3,167,948
Citizens & Northern Corp.	26,500	445,465
CNB Financial Corp.	6,200	89,962

Cullen / Frost Bankers, Inc.	26,132	1,542,311
Enterprise Financial Services Corp.	22,000	309,540
First Bancorp, Inc.	3,200	48,800
First Busey Corp.	56,900	289,052
First Financial Corp.	11,400	378,936
First Republic Bank*(a)	19,430	600,581
First Security Group, Inc.*	246,949	229,663
FirstMerit Corp.	270,897	4,621,503
German American Bancorp, Inc.(a)	6,200	106,578
IBERIABANK Corp.	127,782	7,683,532
Merchants Bancshares, Inc.	10,600	280,688
MidWestOne Financial Group, Inc.	2,500	37,100
Orrstown Financial Services, Inc.	13,600	380,800
S.Y. Bancorp, Inc.	11,400	286,824
Signature Bank*(a)	150,682	8,498,465
StellarOne Corp.	25,700	364,940
SVB Financial Group*(a)	108,370	6,169,504
Synovus Financial Corp.(a)	423,293	1,015,903
TCF Financial Corp.(a)	161,039	2,554,078
Tompkins Financial Corp.	35,137	1,459,942
Umpqua Holdings Corp.	215,420	2,464,405
Wintrust Financial Corp.(a)	102,680	3,773,490

		46,854,034

Commercial Services & Supplies — 2.5%
Deluxe Corp.	135,900	3,606,786
Diebold, Inc.(a)	63,151	2,239,334
EnergySolutions, Inc.	235,890	1,405,904
FleetCor Technologies, Inc.*	15,900	519,294
HealthSpring, Inc.*	53,400	1,995,558
Mac-Gray Corp.	19,700	317,761
PHH Corp.*(a)	181,000	3,940,370
ServiceSource International, Inc.*	23,300	283,794
State Bancorp, Inc.	13,800	143,382
Team, Inc.*	33,000	866,580
TeleTech Holdings, Inc.*	12,200	236,436
TNS, Inc.*	110,029	1,713,152
Towers Watson & Co. (Class A Stock)	62,543	3,468,635
United Rentals, Inc.*(a)	60,900	2,026,752
United Stationers, Inc.	34,040	2,418,542

		25,182,280

Communications Equipment — 0.9%
Bel Fuse, Inc. (Class B Stock)	31,430	691,774
Black Box Corp.	61,910	2,176,136
Digi International, Inc.*	177,060	1,869,754
Plantronics, Inc.	114,080	4,177,610

		8,915,274

Computer Hardware — 0.1%
Imation Corp.*	35,600	396,584
Insight Enterprises, Inc.*	28,700	488,761
Mercury Computer Systems, Inc.*	25,700	543,812

		1,429,157

Computer Services & Software — 1.8%
Aspen Technology, Inc.*(a)	40,700	610,093
Brocade Communications Systems, Inc.*	459,333	2,824,898
CACI International, Inc. (Class A Stock)*(a)	40,708	2,496,215
CIBER, Inc.*	98,000	656,600
Cornerstone OnDemand, Inc.*	32,400	590,652
Gartner, Inc.*	13,600	566,712
JDA Software Group, Inc.*	92,239	2,791,152
Mantech International Corp. (Class A Stock)*	6,800	288,320
NetScout Systems, Inc.*	14,400	393,408
Parametric Technology Corp.*	122,884	2,763,661
Quest Software, Inc.*	16,600	421,474
Radisys Corp.*	10,900	94,394
SRA International, Inc. (Class A Stock)*	33,900	961,404
SYNNEX Corp.*(a)	32,400	1,060,452
THQ, Inc.*(a)	218,200	994,992
TIBCO Software, Inc.*	14,400	392,400

		17,906,827

Computers & Peripherals — 0.1%
Rimage Corp.	50,740	819,451
Unisys Corp.*	16,600	518,252

		1,337,703

Computer Networking — 0.2%
Xyratex Ltd. (Bermuda)*	194,841	2,178,322

Conglomerates — 0.4%
Teleflex, Inc.	62,939	3,649,203

Construction
Brookfield Homes Corp.*	10,800	101,520
Standard Pacific Corp.*(a)	103,600	386,428

		487,948

Construction and Engineering — 1.2%
EMCOR Group, Inc.*	194,997	6,039,057
Granite Construction, Inc.	19,070	535,867
Orion Marine Group, Inc.*	151,520	1,627,325
Tutor Perini Corp.	180,616	4,399,806

		12,602,055

Consumer Products & Services — 1.2%
Buckeye Technologies, Inc.	115,700	3,150,511
Central Garden & Pet Co.*	106,849	941,340
G & K Services, Inc. (Class A Stock)	101,020	3,358,915
JAKKS Pacific, Inc.*(a)	97,000	1,876,950
Jarden Corp.	7,351	261,475
Regis Corp.	61,822	1,096,722
Select Comfort Corp.*	40,800	492,048
Spectrum Brands Holdings, Inc.*	18,100	502,456

		11,680,417

Containers & Packaging — 0.6%
AptarGroup, Inc.	49,484	2,480,633
Graphic Packaging Holding Co.*	41,300	223,846
Packaging Corp. of America	70,139	2,026,316
Silgan Holdings, Inc.	40,600	1,548,484

		6,279,279

Distribution/Wholesale — 0.1%
Brightpoint, Inc.*	22,000	238,480
Core-Mark Holding Co., Inc.*	23,400	773,370

		1,011,850

Diversified Consumer Services — 0.4%
Sotheby’s(a)	14,510	763,226
Steiner Leisure Ltd. (Bahamas)*	62,972	2,913,085

		3,676,311

Diversified Financial Services — 0.3%
BGC Partners, Inc. (Class A Stock)(a)	169,900	1,578,371
Gleacher & Co., Inc.*	183,300	318,942
Imperial Holdings, Inc.*	42,300	429,345
Marlin Business Services Corp.*	7,800	96,252
Netspend Holdings, Inc.*	2,200	23,144
Oppenheimer Holdings, Inc. (Class A Stock)	7,600	254,676

		2,700,730

Diversified Operations
Standex International Corp.	11,300	428,157

Electric Utilities — 1.7%
Cleco Corp.(a)	79,270	2,718,168
MGE Energy, Inc.	60,980	2,469,080
Portland General Electric Co.	319,047	7,583,747
UniSource Energy Corp.	119,390	4,313,561

		17,084,556

Electrical Equipment — 0.9%
GrafTech International Ltd.*	188,250	3,883,598
Regal-Beloit Corp.	66,510	4,910,433

		8,794,031

Electronic Components & Equipment — 2.9%
Arris Group, Inc.*	78,139	995,491
AVX Corp.	68,140	1,015,967
Belden, Inc.	88,141	3,309,695
Benchmark Electronics, Inc.*	21,950	416,392
Checkpoint Systems, Inc.*	20,400	458,592
Coherent, Inc.*	68,830	3,999,711
Daktronics, Inc.	34,000	365,500
DDi Corp.	5,600	59,192
EnerSys*	68,400	2,718,900
FEI Co.*	22,600	762,072
Inphi Corp.*(a)	21,900	460,119
Littelfuse, Inc.	40,652	2,321,229
Park Electrochemical Corp.	145,380	4,688,505
Synopsys, Inc.*	100,173	2,769,784
TTM Technologies, Inc.*	73,000	1,325,680
VAALCO Energy, Inc.*	56,000	434,560
Zebra Technologies Corp. (Class A Stock)*	74,172	2,910,509

		29,011,898

Electronics — 0.2%
Greatbatch, Inc.*	70,600	1,868,076
Spectrum Control, Inc.*	20,500	403,440

		2,271,516

Energy — Alternate Sources — 0.1%
Green Plains Renewable Energy, Inc.*(a)	85,000	1,021,700

Energy Equipment & Services — 1.6%
Cal Dive International, Inc.*	381,790	2,664,894
Gevo, Inc.*	3,200	63,040
Gulf Island Fabrication, Inc.	55,940	1,799,590
ION Geophysical Corp.*	191,600	2,431,404
Matrix Service Co.*	268,820	3,736,598
Natural Gas Services Group, Inc.*	96,000	1,704,960
TETRA Technologies, Inc.*	162,690	2,505,426
Tidewater, Inc.	24,160	1,445,976

		16,351,888

Entertainment & Leisure — 0.4%
International Speedway Corp. (Class A Stock)	56,832	1,693,593
Isle of Capri Casinos, Inc.*	129,400	1,229,300
Scientific Games Corp. (Class A Stock)*	128,286	1,121,220

		4,044,113

Environmental Control — 0.1%
Darling International, Inc.*	63,600	977,532

Environmental Services — 0.5%
Clean Harbors, Inc.*	21,794	2,150,196
Tetra Tech, Inc.*	110,970	2,739,849

		4,890,045

Financial — Bank & Trust — 5.8%
1st Source Corp.	7,700	154,308
Banco Latinoamericano de Comercio Exterior SA (Panama)	29,400	513,324
BancorpSouth, Inc.(a)	78,087	1,206,444
Bank of the Ozarks, Inc.(a)	10,600	463,326
Berkshire Hills Bancorp, Inc.	18,900	394,065
Boston Private Financial Holdings, Inc.	159,322	1,126,407
Brookline Bancorp, Inc.	44,600	469,638
Camden National Corp.	6,100	208,864
Cardinal Financial Corp.	119,086	1,388,543
Cathay General Bancorp	43,700	745,085
Chemical Financial Corp.	17,385	346,483
Citizens Republic Bancorp, Inc.*(a)	1,465,623	1,304,258
City Holding Co.	34,600	1,223,456
Columbia Banking System, Inc.	20,800	398,736
Community Bank System, Inc.	19,600	475,692
Community Trust Bancorp, Inc.	33,642	930,874
CVB Financial Corp.(a)	422,769	3,935,979
East West Bancorp, Inc.	28,600	628,056
Financial Institutions, Inc.	36,900	645,750
First BanCorp (Puerto Rico)*(a)	1,973	9,865
First BanCorp (United States)	7,700	102,102
First Community Bancshares, Inc.	52,800	748,704
First Financial Bancorp	205,537	3,430,413
First Horizon National Corp.	174,742	1,958,858
First Merchants Corp.	34,100	282,007
First Midwest Bancorp, Inc.	158,766	1,871,851
First Niagara Financial Group, Inc.	95,117	1,291,689
First of Long Island Corp. (The)	6,100	169,275
FNB Corp.	137,600	1,450,304
Hancock Holding Co.(a)	71,382	2,344,185
Hawaiian Holdings, Inc.*	128,800	774,088
Heartland Financial USA, Inc.	7,700	130,900
Hudson Valley Holding Corp.	8,570	188,540
Independent Bank Corp.	33,900	915,639
Lakeland Bancorp, Inc.	47,650	494,607
MainSource Financial Group, Inc.	52,100	521,521
Nara Bancorp, Inc.*	28,100	270,322
National Penn Bancshares, Inc.	339,003	2,623,883

Ocwen Financial Corp.*(a)	74,600	822,092
Oriental Financial Group, Inc. (Puerto Rico)	115,800	1,453,290
PacWest Bancorp(a)	154,495	3,360,266
Park National Corp.(a)	7,600	507,832
Peoples Bancorp, Inc.	19,500	234,390
Pinnacle Financial Partners, Inc.*(a)	150,010	2,481,165
Porter Bancorp, Inc.	3,704	29,225
Provident Financial Services, Inc.	42,200	624,560
Renasant Corp.(a)	36,600	621,468
Republic Bancorp, Inc. (Class A Stock)	13,146	256,084
S&T Bancorp, Inc.(a)	17,400	375,318
SCBT Financial Corp.	3,100	103,168
Sierra Bancorp(a)	58,800	657,384
Simmons First National Corp. (Class A Stock)	9,900	268,191
Southside Bancshares, Inc.	21,541	460,977
Southwest Bancorp, Inc.*	94,800	1,345,212
Sterling Bancshares, Inc.	58,500	503,685
Suffolk Bancorp	6,900	144,762
Susquehanna Bancshares, Inc.	93,400	873,290
Trico Bancshares(a)	1,700	27,727
Trustmark Corp.	27,100	634,682
United Bankshares, Inc.(a)	9,900	262,548
United Community Banks, Inc.*	531,199	1,258,942
Washington Trust Bancorp, Inc.	13,600	322,864
WesBanco, Inc.	23,400	484,614
West Bancorp, Inc.(a)	34,900	278,502
West Coast Bancorp*	124,700	432,709
Zions Bancorporation(a)	146,539	3,379,189

		58,342,177

Financial — Brokerage — 0.1%
Knight Capital Group, Inc. (Class A Stock)*	71,500	958,100
LaBranche & Co., Inc.*	115,600	454,308

		1,412,408

Financial Services — 2.7%
Advance America Cash Advance Centers, Inc.	35,100	186,030
Alliance Financial Corp.	7,600	253,460
Assured Guaranty Ltd. (Bermuda)	77,500	1,154,750
BlackRock Kelso Capital Corp.(a)	26,775	271,231
Capitol Federal Financial, Inc.	8,500	95,795
CompuCredit Holdings Corp.*	35,622	234,037
Dime Community Bancshares, Inc.	24,400	360,144
Dollar Financial Corp.*	80,002	1,660,042
Encore Capital Group, Inc.*	27,900	660,951
Federated Investors, Inc. (Class B Stock)(a)	97,450	2,606,787
First Commonwealth Financial Corp.	426,600	2,922,210
Flushing Financial Corp.	13,900	207,110
GFI Group, Inc.	42,700	214,354
Global Cash Access Holdings, Inc.*	28,700	93,849
Hallmark Financial Services, Inc.*	18,400	154,192
Lakeland Financial Corp.	18,100	410,508
MCG Capital Corp.	146,786	954,109
National Financial Partners Corp.*(a)	179,500	2,647,625
NBT Bancorp, Inc.	29,400	670,026
Nelnet, Inc. (Class A Stock)	66,900	1,460,427
OceanFirst Financial Corp.	20,500	285,975
Prospect Capital Corp.(a)	206,276	2,518,630
Sanders Morris Harris Group, Inc.	21,400	171,414
TICC Capital Corp.	20,535	223,215
Trimas Corp.*	23,400	503,100
Trustco Bank Corp.	49,300	292,349
Whitney Holding Corp.	167,113	2,276,079
World Acceptance Corp.*(a)	40,600	2,647,120
WSFS Financial Corp.	13,600	640,560

		26,776,079

Food — 0.9%
B&G Foods, Inc.	35,400	664,458
Corn Products International, Inc.	81,963	4,247,323
Fresh Del Monte Produce, Inc. (Cayman Islands)	66,100	1,725,871
Fresh Market, Inc. (The)*(a)	9,800	369,852
Nash-Finch Co.	22,600	857,444
Spartan Stores, Inc.	76,700	1,134,393
TreeHouse Foods, Inc.*	8,300	472,021

		9,471,362

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.	50,427	1,966,653
Pantry, Inc. (The)*	270,598	4,012,968
Weis Markets, Inc.	42,160	1,705,794

		7,685,415

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	22,030	839,343
New Jersey Resources Corp.	86,279	3,705,683
Northwest Natural Gas Co.	26,780	1,235,361
WGL Holdings, Inc.	81,110	3,163,290

		8,943,677

Healthcare Products
GenMark Diagnostics, Inc.*(a)	31,300	126,452

Healthcare Providers & Services — 0.6%
Cross Country Healthcare, Inc.*	120,130	940,618
LifePoint Hospitals, Inc.*	65,882	2,647,139
MedQuist Holdings, Inc.*	83,890	874,134
RehabCare Group, Inc.*	14,300	527,241
Select Medical Holdings Corp.*	124,160	1,000,729

		5,989,861

Healthcare Services — 1.6%
Allied Healthcare International, Inc.*	11,000	27,940
AMERIGROUP Corp.*(a)	47,300	3,039,025
AmSurg Corp.*	106,696	2,714,346
Cantel Medical Corp.	28,600	736,450
Five Star Quality Care, Inc.*	235,200	1,912,176
Gentiva Health Services, Inc.*	42,100	1,180,063
HealthSouth Corp.*	85,002	2,123,350
Magellan Health Services, Inc.*	30,100	1,477,308
Sun Healthcare Group, Inc.*	59,500	837,165
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	87,900	1,808,982

		15,856,805

Hotels, Restaurants & Leisure — 0.3%
California Pizza Kitchen, Inc.*	81,320	1,372,682
Morgans Hotel Group Co.*	58,800	576,240
Ruby Tuesday, Inc.*	51,300	672,543

		2,621,465

Household Durables — 0.2%
La-Z-Boy, Inc.*	4,900	46,795
MDC Holdings, Inc.(a)	28,610	725,264
Ryland Group, Inc.	48,690	774,171
Toll Brothers, Inc.*	43,460	859,204

		2,405,434

Household Products — 1.1%
Central Garden & Pet Co. (Class A Stock)*(a)	370,609	3,413,309
Helen of Troy Ltd. (Bermuda)*	165,900	4,877,460
Prestige Brands Holdings, Inc.*(a)	259,730	2,986,895

		11,277,664

Industrial Products — 1.6%
Acuity Brands, Inc.(a)	30,100	1,760,549
Brady Corp. (Class A Stock)	61,476	2,194,079
Ceradyne, Inc.*	15,800	712,264
EnPro Industries, Inc.*(a)	84,100	3,054,512
Interface, Inc. (Class A Stock)	116,549	2,154,991
Interline Brands, Inc.*	46,700	952,680
Myers Industries, Inc.	22,800	226,404
Robbins & Myers, Inc.	12,082	555,651
Watts Water Technologies, Inc. (Class A Stock)(a)	54,685	2,088,420
WESCO International, Inc.*(a)	37,030	2,314,375

		16,013,925

Insurance — 5.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	83,860	5,257,183
Alterra Capital Holdings Ltd. (Bermuda)	45,900	1,025,406
American Equity Investment Life Holding Co.	255,300	3,349,536
American Safety Insurance Holdings Ltd. (Bermuda)*	4,700	100,721
AMERISAFE, Inc.*	90,200	1,994,322
AmTrust Financial Services, Inc.	48,200	919,174
Arch Capital Group Ltd. (Bermuda)*	17,280	1,714,003
Argo Group International Holdings Ltd. (Bermuda)	6,958	229,892
Aspen Insurance Holdings Ltd. (Bermuda)	45,900	1,265,004
CNA Surety Corp.*	161,760	4,086,058
CNO Financial Group, Inc.*	136,946	1,028,464
Delphi Financial Group, Inc. (Class A Stock)	75,100	2,306,321
EMC Insurance Group, Inc.	70,330	1,746,294
Employers Holdings, Inc.	200,030	4,132,620
Endurance Specialty Holdings Ltd. (Bermuda)	52,191	2,547,965
Horace Mann Educators Corp.	135,043	2,268,722
Infinity Property & Casualty Corp.	53,207	3,165,284
Meadowbrook Insurance Group, Inc.	639,320	6,616,962
Navigators Group, Inc.*	6,800	350,200
Old Republic International Corp.	20,450	259,511
Platinum Underwriters Holdings Ltd. (Bermuda)	111,774	4,257,472
PMI Group, Inc. (The)*(a)	160,900	434,430
ProAssurance Corp.*	69,065	4,376,649
Radian Group, Inc.(a)	147,500	1,004,475
Reinsurance Group of America, Inc.	41,767	2,622,132
Selective Insurance Group, Inc.	44,500	769,850
Tower Group, Inc.	5,362	128,849

		57,957,499

Internet Services — 0.5%
Digital River, Inc.*(a)	104,307	3,904,211
SciQuest, Inc.*	19,800	287,496
United Online, Inc.	105,500	665,177

		4,856,884

Leisure Equipment & Products — 0.4%
Callaway Golf Co.	658,499	4,490,963

Life Science Tools & Services
Enzo Biochem, Inc.*	16,320	68,381

Machinery — 3.2%
Albany International Corp. (Class A Stock)	62,700	1,561,230
Altra Holdings, Inc.*	238,460	5,632,425
IDEX Corp.	43,303	1,890,176
Kaydon Corp.	161,536	6,330,596
Mueller Industries, Inc.	53,660	1,965,029
Mueller Water Products, Inc. (Class A Stock)	575,590	2,578,643
Oshkosh Corp.*	75,760	2,680,389
RBC Bearings, Inc.*	96,955	3,706,590
Snap-on, Inc.	45,600	2,738,736
WABCO Holdings, Inc.*	47,400	2,921,736

		32,005,550

Machinery & Equipment — 1.6%
A.O. Smith Corp.	62,300	2,762,382
Applied Industrial Technologies, Inc.	92,000	3,059,920
Briggs & Stratton Corp.	65,454	1,482,533
Cascade Corp.	3,800	169,404
Gardner Denver, Inc.	23,241	1,813,495
Intermec, Inc.*	162,276	1,750,958
Kadant, Inc.*	72,592	1,901,185
RPC, Inc.	27,087	685,843
Tennant Co.	4,600	193,384
Terex Corp.*	69,656	2,580,058

		16,399,162

Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*	136,829	1,620,055
Kirby Corp.*(a)	40,120	2,298,475

		3,918,530

Media — 0.1%
Demand Media, Inc.*(a)	9,900	233,145
Dolan Co. (The)*	37,000	449,180
Radio One, Inc. (Class D Stock)*	63,400	123,630

		805,955

Medical Products
Pacific Biosciences of California, Inc.*(a)	19,700	276,785
Transcept Pharmaceuticals, Inc.*	7,900	64,701

		341,486

Medical Supplies & Equipment — 0.7%
Halozyme Therapeutics, Inc.*	11,700	78,507
Incyte Corp.*(a)	28,700	454,895
Invacare Corp.	16,600	516,592
Owens & Minor, Inc.	3,800	123,424
Patterson Cos., Inc.(a)	66,063	2,126,568
PharMerica Corp.*	229,800	2,628,912
Skilled Healthcare Group, Inc. (Class A Stock)*	64,800	932,472

		6,861,370

Metals & Mining — 2.7%
Carpenter Technology Corp.	71,860	3,069,141
Century Aluminum Co.*	14,400	268,992
CIRCOR International, Inc.	13,600	639,472
Cloud Peak Energy, Inc.*	64,700	1,396,873
Coeur d’alene Mines Corp.*	136,000	4,730,080
Haynes International, Inc.	80,390	4,457,625
Hecla Mining Co.*	19,900	180,692
Horsehead Holding Corp.*	97,190	1,657,089
International Coal Group, Inc.*	133,100	1,504,030
LB Foster Co. (Class A Stock)	12,800	551,808
Metalico, Inc.*	75,500	469,610
Olympic Steel, Inc.	29,700	974,457
Quanex Building Products Corp.	6,925	135,938
RTI International Metals, Inc.*(a)	130,717	4,071,835
Stillwater Mining Co.*	51,200	1,174,016
Worthington Industries, Inc.	81,900	1,713,348

		26,995,006

Office Equipment — 0.1%
ACCO Brands Corp.*	52,100	497,034
Knoll, Inc.(a)	37,700	790,192

		1,287,226

Oil & Gas — 3.6%
Berry Petroleum Co. (Class A Stock)	100,674	5,079,003
Brigham Exploration Co.*	30,900	1,148,862
Clayton Williams Energy, Inc.*	800	84,560
Complete Production Services, Inc.*	56,400	1,794,084
CVR Energy, Inc.*	127,000	2,941,320
Energy Partners Ltd.*	24,200	435,600
EXCO Resources, Inc.	87,200	1,801,552
Global Industries Ltd.*	73,200	716,628
Goodrich Petroleum Corp.*(a)	182,657	4,058,639
Gulfport Energy Corp.*	124,500	4,500,675
Key Energy Services, Inc.*(a)	278,762	4,334,749
Newpark Resources, Inc.*	41,700	327,762
Stone Energy Corp.*	33,900	1,131,243
Swift Energy Co.*	108,658	4,637,523
Targa Resources Corp.	9,800	355,152
W&T Offshore, Inc.	112,700	2,568,433

		35,915,785

Oil, Gas & Consumable Fuels — 1.3%
Bill Barrett Corp.*	85,240	3,401,928
Carrizo Oil & Gas, Inc.*	93,880	3,466,988
Denbury Resources, Inc.*	35,394	863,614
Petroquest Energy, Inc.*(a)	166,760	1,560,874
Rex Energy Corp.*	113,690	1,324,489
SM Energy Co.(a)	25,960	1,925,972
Warren Resources, Inc.*	82,500	419,925

		12,963,790

Paper & Forest Products — 1.0%
Boise, Inc.(a)	134,800	1,234,768
Domtar Corp.	9,000	826,020
Louisiana-Pacific Corp.*(a)	270,720	2,842,560
Rock-Tenn Co. (Class A Stock)(a)	36,800	2,552,080
Schweitzer-Mauduit International, Inc.	58,297	2,950,411

		10,405,839

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)(a)	107,000	817,480

Pharmaceuticals — 0.3%
Alkermes, Inc.*	94,800	1,227,660
Ariad Pharmaceuticals, Inc.*(a)	51,500	387,280
Nutraceutical International Corp.*	8,400	125,832
Par Pharmaceutical Cos., Inc.*	34,600	1,075,368
Pharmasset, Inc.*	6,100	480,131
XenoPort, Inc.*	7,200	42,696

		3,338,967

Printing & Publishing — 0.1%
Courier Corp.	46,196	644,896
Scholastic Corp.	16,600	448,864

		1,093,760

Professional Services — 0.5%
CDI Corp.	1,110	16,417
Hudson Highland Group, Inc.*	183,990	1,195,935
Korn/Ferry International*	39,100	870,757
TrueBlue, Inc.*	150,480	2,526,559

		4,609,668

Real Estate Investment Trusts — 8.9%
American Campus Communities, Inc.	70,600	2,329,800
American Capital Agency Corp.	127,600	3,718,264
Anworth Mortgage Asset Corp.(a)	393,600	2,790,624
Ashford Hospitality Trust, Inc.	221,500	2,440,930
Associated Estates Realty Corp.	7,700	122,276
BioMed Realty Trust, Inc.	131,567	2,502,404
Campus Crest Communities, Inc.(a)	108,750	1,286,512
CapLease, Inc.	74,100	406,068
Capstead Mortgage Corp.	103,500	1,322,730
CBL & Associates Properties, Inc.(a)	209,680	3,652,626
Cogdell Spencer, Inc.	215,090	1,277,635
Colonial Properties Trust	50,000	962,500
Corporate Office Properties Trust	26,140	944,700
Cousins Properties, Inc.	216,647	1,809,002
DCT Industrial Trust, Inc.	318,700	1,768,785
Developers Diversified Realty Corp.	45,200	632,800
DiamondRock Hospitality Co.	81,054	905,373
EastGroup Properties, Inc.	56,080	2,465,838
Education Realty Trust, Inc.	237,604	1,907,960
Entertainment Properties Trust	26,300	1,231,366
Equity LifeStyle Properties, Inc.	18,800	1,083,820
Equity One, Inc.	132,920	2,494,908

Extra Space Storage, Inc.	27,900	577,809
FelCor Lodging Trust, Inc.*	77,000	472,010
First Industrial Realty Trust, Inc.*	330,400	3,928,456
Getty Realty Corp.(a)	24,100	551,408
Hersha Hospitality Trust	411,170	2,442,350
Home Properties, Inc.(a)	7,600	448,020
Inland Real Estate Corp.	41,600	396,864
Invesco Mortgage Capital, Inc.	26,000	568,100
LaSalle Hotel Properties(a)	123,060	3,322,620
Lexington Realty Trust(a)	450,947	4,216,354
LTC Properties, Inc.	29,400	833,196
MFA Financial, Inc.	655,573	5,375,699
Mid-America Apartment Communities, Inc.	108,285	6,951,897
MPG Office Trust, Inc.*(a)	127,700	473,767
National Retail Properties, Inc.(a)	80,000	2,090,400
Omega Healthcare Investors, Inc.	59,400	1,326,996
Parkway Properties, Inc.	162,300	2,759,100
Pebblebrook Hotel Trust	120,260	2,663,759
Pennsylvania Real Estate Investment Trust	149,500	2,133,365
Pennymac Mortgage Investment Trust	200	3,678
PS Business Parks, Inc.	8,300	480,902
Ramco-Gershenson Properties Trust	33,000	413,490
Resource Capital Corp.(a)	60,300	397,377
Saul Centers, Inc.	40,710	1,813,630
Senior Housing Properties Trust	124,850	2,876,544
Sun Communities, Inc.(a)	26,300	937,595
Sunstone Hotel Investors, Inc.*	75,520	769,549
Two Harbors Investment Corp.	147,710	1,546,524
Washington Real Estate Investment Trust	23,220	721,910

		89,550,290

Real Estate Management & Development — 0.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	64,185	1,713,740
Jones Lang LaSalle, Inc.	32,980	3,289,425

		5,003,165

Registered Investment Companies — 0.2%
American Capital Ltd.*	174,400	1,726,560
Gladstone Capital Corp.	22,000	248,820

		1,975,380

Restaurants — 0.3%
Bravo Brio Restaurant Group, Inc.*	46,000	813,740
Domino’s Pizza, Inc.*	118,000	2,174,740
Ruth’s Hospitality Group, Inc.*	28,700	148,092

		3,136,572

Retail & Merchandising — 3.6%
American Eagle Outfitters, Inc.	162,350	2,579,742
ANN, Inc.*	75,286	2,191,575
Cabela’s, Inc.*(a)	189,900	4,749,399
Cash America International, Inc.	53,300	2,454,465
Collective Brands, Inc.*(a)	44,400	958,152
Conn’s, Inc.*(a)	118,234	529,688
Dole Food Co., Inc.*(a)	209,136	2,850,524
Ethan Allen Interiors, Inc.	87,361	1,913,206
Finish Line, Inc. (The) (Class A Stock)	109,700	2,177,545
Genesco, Inc.*	16,600	667,320
hhgregg, Inc.*(a)	123,846	1,658,298
Men’s Wearhouse, Inc. (The)	71,120	1,924,507
Oxford Industries, Inc.	57,900	1,979,601
Perry Ellis International, Inc.*	101,050	2,780,896
RC2 Corp.*	19,600	550,760
Rent-A-Center, Inc.	90,100	3,145,391
Talbots, Inc.*(a)	218,273	1,318,369
World Fuel Services Corp.	40,600	1,648,766

		36,078,204

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	78,120	4,546,584
Landstar System, Inc.	36,500	1,667,320
Old Dominion Freight Line, Inc.*	117,885	4,136,585

		10,350,489

Semiconductors — 1.1%
Aeroflex Holding Corp.*	12,200	222,162
Amkor Technology, Inc.*(a)	56,700	382,158
Emulex Corp.*	274,224	2,925,970
IXYS Corp.*	22,800	306,204
MKS Instruments, Inc.	25,600	852,480
Photronics, Inc.*	32,600	292,422
PMC — Sierra, Inc.*	77,700	582,750
Semtech Corp.*	18,900	472,878
Sigma Designs, Inc.*	44,500	576,275
Skyworks Solutions, Inc.*	111,100	3,601,862
Veeco Instruments, Inc.*(a)	15,100	767,684

		10,982,845

Semiconductors & Semiconductor Equipment — 0.8%
Entegris, Inc.*	101,211	887,620
Exar Corp.*	251,032	1,511,213
ON Semiconductor Corp.*	101,750	1,004,273
Varian Semiconductor Equipment Associates, Inc.*	54,140	2,634,994
Verigy Ltd. (Singapore)*	130,180	1,834,236

		7,872,336

Software — 1.7%
CSG Systems International, Inc.*	18,900	376,866
EPIQ Systems, Inc.	92,660	1,330,597
ePocrates, Inc.*	6,100	120,780
Lawson Software, Inc.*	876,399	10,604,428
Smith Micro Software, Inc.*	4,100	38,376
Take-Two Interactive Software, Inc.*(a)	286,800	4,408,116

		16,879,163

Specialty Retail — 0.8%
Cato Corp. (The) (Class A Stock)	113,607	2,783,371
Children’s Place Retail Stores, Inc. (The)*(a)	78,020	3,887,737
MarineMax, Inc.*(a)	155,810	1,536,287

		8,207,395

Telecommunications — 1.2%
Anixter International, Inc.	12,800	894,592
Comtech Telecommunications Corp.	75,266	2,045,730
Consolidated Communications Holdings, Inc.	117,200	2,195,156

MasTec, Inc.*	146,500	3,047,200
NeoPhotonics Corp.*(a)	11,600	131,196
Oplink Communications, Inc.*	15,900	309,891
Premiere Global Services, Inc.*	263,800	2,010,156
Symmetricon, Inc.*	61,300	375,769
Tekelec*	29,700	241,164
USA Mobility, Inc.	37,700	546,273

		11,797,127

Textiles, Apparel & Luxury Goods — 1.3%
Fossil, Inc.*	40,570	3,799,381
Hanesbrands, Inc.*	187,300	5,064,592
Timberland Co. (The) (Class A Stock)*	112,515	4,645,744

		13,509,717

Thrifts & Mortgage Finance — 0.4%
BankFinancial Corp.	16,800	154,392
BankUnited, Inc.	68,300	1,960,893
MGIC Investment Corp.*(a)	56,600	503,174
People’s United Financial, Inc.(a)	56,410	709,638
Westfield Financial, Inc.	133,750	1,211,775

		4,539,872

Transportation — 1.2%
Aircastle Ltd. (Bermuda)	57,300	691,611
Atlas Air Worldwide Holdings, Inc.*	49,600	3,458,112
DHT Holdings, Inc. (Marshall Islands)	158,200	760,942
Excel Maritime Carriers Ltd. (Liberia)*(a)	375,100	1,609,179
Gulfmark Offshore, Inc. (Class A Stock)*(a)	46,600	2,074,166
Heartland Express, Inc.	28,700	503,972
Horizon Lines, Inc. (Class A Stock)(a)	7,300	6,205
Knightsbridge Tankers Ltd. (Bermuda)(a)	22,600	565,904
Marten Transport Ltd.	18,900	421,470
Pacer International, Inc.*	71,200	374,512
Quality Distribution, Inc.*	73,100	866,235
Swift Transporation Co.*(a)	26,500	389,550

		11,721,858

Utilities — 2.5%
AGL Resources, Inc.	103,920	4,140,173
American States Water Co.	9,100	326,326
California Water Service Group	11,300	420,021
Central Vermont Public Service Corp.	14,400	335,376
Chesapeake Utilities Corp.	11,300	470,306
El Paso Electric Co.*	56,400	1,714,560
Great Plains Energy, Inc.	253,005	5,065,160
IDACORP, Inc.	95,493	3,638,283
South Jersey Industries, Inc.	43,310	2,424,061
Southwest Gas Corp.	66,900	2,607,093
UIL Holdings Corp.	15,900	485,268
Westar Energy, Inc.(a)	127,308	3,363,477
York Water Co.(a)	14,400	250,704

		25,240,808

TOTAL COMMON STOCKS (cost $778,300,996)		986,164,933

EXCHANGE TRADED FUND — 0.1%

iShares Nasdaq Biotechnology Index Fund (cost $958,865)(a)	11,767	1,178,583

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes(k) (cost $2,527,820)
0.75%	11/30/11	$2,520	2,528,762

TOTAL LONG-TERM INVESTMENTS (cost $781,787,681)			989,872,278

	Shares
SHORT-TERM INVESTMENT — 17.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $171,601,574; includes $158,043,888 of cash collateral for securities on loan)(b)(w)	171,601,574	171,601,574

TOTAL INVESTMENTS — 115.1% (cost $953,389,255)		1,161,473,852

Liabilities in excess of other assets(x) — (15.1)%		(152,250,924)

NET ASSETS — 100.0%		$1,009,222,928

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,309,035; cash collateral of $158,043,888 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on the following derivative contracts held at reporting period end:
Futures contract open at March 31, 2011:

			Value at	Value at
Number of		Expiration	Trade	March 31,	Unrealized
Contracts	Type	Date	Date	2011	Appreciation(1)
Long Position:
91	Russell 2000 Mini	Jun. 11	$7,352,285	$7,659,470	$307,185

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$986,164,933	$—	$—
Exchange Traded Fund	1,178,583	—	—
U.S. Treasury Obligation	—	2,528,762	—
Affiliated Money Market Mutual Fund	171,601,574	—	—
Other Financial Instuments*
Futures	307,185	—	—

Total	$1,159,252,275	$2,528,762	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS — 64.4%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	496,525	$1,138,242
Lamar Advertising Co. (Class A Stock)*(a)	35,000	1,292,900
Omnicom Group, Inc.(a)	79,000	3,875,740
WPP PLC (United Kingdom)	265,291	3,270,600

		9,577,482

Aerospace & Defense — 1.1%
Boeing Co. (The)	192,700	14,246,311
Finmeccanica SpA (Italy)	204,940	2,579,104
General Dynamics Corp.	37,000	2,832,720
HEICO Corp. (Class A Stock) (Class A Stock)	5,200	233,896
Lockheed Martin Corp.	40,300	3,240,120
Rolls-Royce Group PLC (United Kingdom)*	347,026	3,445,988
Teledyne Technologies, Inc.*	11,800	610,178
Triumph Group, Inc.(a)	11,800	1,043,710
United Technologies Corp.	197,400	16,709,910

		44,941,937

Airlines — 0.1%
AirTran Holdings, Inc.*	49,000	365,050
AMR Corp.*	69,800	450,908
SkyWest, Inc.	18,500	313,020
Southwest Airlines Co.	192,000	2,424,960
United Continental Holdings, Inc.*(a)	7,800	179,322

		3,733,260

Automobile Manufacturers — 0.9%
Bayerische Motoren Werke AG (Germany)	36,351	3,026,588
Ford Motor Co.*	372,200	5,549,502
General Motors Co.*(a)	171,300	5,315,439
Harley-Davidson, Inc.	80,000	3,399,200
Honda Motor Co. Ltd. (Japan)	113,700	4,271,610
Nissan Motor Co. Ltd. (Japan)	254,100	2,254,458
Oshkosh Corp.*	16,600	587,308
Toyota Motor Corp. (Japan)	198,800	8,006,492
Volkswagen AG (PRFC Shares) (Germany)	31,752	5,150,104
Winnebago Industries, Inc.*	23,200	310,184

		37,870,885

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	7,600	498,712
Aisin Seiki Co. Ltd. (Japan)	51,600	1,791,546
Autoliv, Inc. AB	23,054	1,698,396
AutoZone, Inc.*(a)	21,100	5,772,116
BorgWarner, Inc.*(a)	8,200	653,458
CLARCOR, Inc.	3,900	175,227
GKN PLC (United Kingdom)	707,643	2,280,632
H&E Equipment Services, Inc.*	4,000	78,040
Johnson Controls, Inc.	118,100	4,909,417
Koito Manufacturing Co. Ltd. (Japan)	63,000	1,009,606

		18,867,150

Beverages — 1.3%
Boston Beer Co., Inc. (Class A Stock)*	10,900	1,009,558
Coca-Cola Co. (The)	320,200	21,245,270
Kirin Holdings Co. Ltd. (Japan)	260,000	3,416,446
PepsiCo, Inc.	390,046	25,122,863
Pernod-Ricard SA (France)	53,073	4,956,649
Reed’s, Inc.*(a)	68,400	144,324

		55,895,110

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	4,000	92,800
Alexion Pharmaceuticals, Inc.*	5,500	542,740
Cubist Pharmaceuticals, Inc.*	4,700	118,628
Exelixis, Inc.*	9,500	107,350
Illumina, Inc.*(a)	23,400	1,639,638
Incyte Corp.*(a)	26,400	418,440
Maxygen, Inc.	57,300	297,960

		3,217,556

Building Materials — 0.2%
Bouygues SA (France)	74,409	3,573,239
Cemex SAB de CV (Mexico)*	1,948,468	1,742,973
Martin Marietta Materials, Inc.(a)	5,100	457,317
Masco Corp.(a)	84,700	1,179,024
Universal Forest Products, Inc.	12,800	469,120
USG Corp.*(a)	20,400	339,864

		7,761,537

Business Services — 0.1%
Corporate Executive Board Co. (The)	15,000	605,550
Fidelity National Information Services, Inc.	50,700	1,657,383
FTI Consulting, Inc.*	16,000	613,280
Manpower, Inc.	16,500	1,037,520
Navigant Consulting, Inc.*	35,700	356,643
Robert Half International, Inc.(a)	36,700	1,123,020

		5,393,396

Cable Television — 0.4%
Comcast Corp. (Class A Stock)	496,900	12,283,368
DIRECTV (Class A Stock)*	86,200	4,034,160
DISH Network Corp. (Class A Stock)*	27,000	657,720

		16,975,248

Chemicals — 1.0%
Air Products & Chemicals, Inc.	6,900	622,242
Air Water, Inc. (Japan)	107,000	1,303,090
Albemarle Corp.	19,800	1,183,446
American Vanguard Corp.	52,800	458,304
Arch Chemicals, Inc.	24,050	1,000,239
Asahi Kasei Corp. (Japan)	496,000	3,345,227
BASF SE (Germany)	57,954	5,012,518
Cabot Corp.	23,100	1,069,299
Codexis, Inc.*	11,127	131,966
Dow Chemical Co. (The)	128,000	4,832,000
E.I. du Pont de Nemours & Co.	68,559	3,768,688
Eastman Chemical Co.	36,500	3,625,180
Hitachi Chemical Co. Ltd. (Japan)	84,200	1,711,736
Mosaic Co. (The)	11,800	929,250
Potash Corp. of Saskatchewan, Inc. (Canada)	44,400	2,616,492
Sherwin-Williams Co. (The)	46,500	3,905,535
Showa Denko KK (Japan)	443,000	889,409
Tosoh Corp. (Japan)	243,000	873,491
Wacker Chemie AG (Germany)	17,437	3,921,731

		41,199,843

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.*(g)	125	500
Cintas Corp.	49,000	1,483,230
Coach, Inc.	137,200	7,139,888
NIKE, Inc. (Class B Stock)(a)	58,700	4,443,590

		13,067,208

Commercial Banks — 0.2%
DnB NOR ASA (Norway)	434,686	6,669,338
Home BancShares, Inc.	23,534	535,399
Western Alliance Bancorp*	75,900	623,898

		7,828,635

Commercial Services — 0.3%
Benesse Holdings, Inc. (Japan)	53,300	2,181,852
Cielo SA (Brazil)	125,600	1,066,252
Education Management Corp.*(a)	9,900	207,306
H&R Block, Inc.(a)	175,800	2,942,892
Paychex, Inc.	25,300	793,408
QinetiQ Group PLC (United Kingdom)*	527,825	1,030,485
RSC Holdings, Inc.*	18,500	266,030
Verisk Analytics, Inc. (Class A Stock)*	7,100	232,596
Western Union Co. (The)	190,600	3,958,762

		12,679,583

Computer Hardware — 2.9%
Apple, Inc.*	160,400	55,891,380
CommVault Systems, Inc.*	8,000	319,040
Computer Sciences Corp.	60,000	2,923,800
Dell, Inc.*	548,100	7,952,931
Hewlett-Packard Co.	489,100	20,038,427
International Business Machines Corp.	185,350	30,225,024
Riverbed Technology, Inc.*	32,300	1,216,095
SanDisk Corp.*	80,800	3,724,072

		122,290,769

Computer Services & Software — 2.8%
Accelrys, Inc.*	49,278	394,224
Accenture PLC (Class A Stock) (Ireland)	51,800	2,847,446
Activision Blizzard, Inc.	87,554	960,467
Adobe Systems, Inc.*	222,300	7,371,468
American Reprographics Co.*	59,500	615,825
Autodesk, Inc.*	83,700	3,692,007
Automatic Data Processing, Inc.	97,600	5,007,856
Autonomy Corp. PLC (United Kingdom)*	90,795	2,314,445
Avid Technology, Inc.*	26,200	584,260
Blackboard, Inc.*(a)	14,420	522,581
CA, Inc.	323,000	7,810,140
Cadence Design Systems, Inc.*	21,300	207,675
Cisco Systems, Inc.	760,100	13,035,715
Computer Programs & Systems, Inc.	18,500	1,189,180
Electronic Arts, Inc.*	69,300	1,353,429
EMC Corp.*	304,500	8,084,475
FactSet Research Systems, Inc.(a)	12,000	1,256,760
Fiserv, Inc.*	11,800	740,096
Global Payments, Inc.	18,500	905,020
Jack Henry & Associates, Inc.	37,800	1,281,042
Logica PLC (United Kingdom)	553,450	1,163,083
Microsoft Corp.	1,800,200	45,653,072
NS Solutions Corp. (Japan)	38,400	736,331
Oracle Corp.	49,200	1,641,804
Red Hat, Inc.*	95,180	4,320,220
SYNNEX Corp.*(a)	25,800	844,434
Tech Data Corp.*	11,300	574,718
Websense, Inc.*	33,200	762,604

		115,870,377

Conglomerates — 0.3%
Altria Group, Inc.	182,700	4,755,681
Hutchison Whampoa Ltd. (Hong Kong)	226,400	2,680,633
Textron, Inc.(a)	103,700	2,840,343

		10,276,657

Construction — 0.4%
Carillion PLC (United Kingdom)	286,903	1,748,960
China Railway Construction Corp. (Class H Stock) (China)	1,817,500	1,887,935
Fluor Corp.	49,000	3,609,340
Insituform Technologies, Inc. (Class A Stock)*	29,100	778,425
McDermott International, Inc. (Panama)*	94,400	2,396,816
Toll Brothers, Inc.*	36,900	729,513
Vulcan Materials Co.(a)	92,000	4,195,200
WorleyParsons Ltd. (Australia)	39,675	1,271,353

		16,617,542

Consumer Products & Services — 2.2%
Avon Products, Inc.(a)	226,700	6,129,968
Church & Dwight Co., Inc.	1,900	150,746
Colgate-Palmolive Co.	141,300	11,411,388
Fortune Brands, Inc.	29,000	1,794,810
Harman International Industries, Inc.	55,400	2,593,828
Johnson & Johnson	402,646	23,856,775
Kimberly-Clark Corp.	122,300	7,982,521
L’Oreal SA (France)	25,011	2,913,614
Procter & Gamble Co. (The)	577,755	35,589,708
Rent-A-Center, Inc.	34,000	1,186,940

		93,610,298

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)	115,072	3,664,391
Fastenal Co.(a)	24,900	1,614,267
Fossil, Inc.*	18,900	1,769,985
Genuine Parts Co.	19,900	1,067,436
Mitsubishi Corp. (Japan)	188,900	5,243,690
Mitsui & Co. Ltd. (Japan)	335,300	6,010,247
Pool Corp.	35,812	863,427
Taleo Corp. (Class A Stock)*	12,900	459,885

		20,693,328

Diversified Manufacturing — 0.3%
Cookson Group PLC (United Kingdom)*	214,800	2,375,908
Ingersoll-Rand PLC (Ireland)	99,400	4,802,014
John Bean Technologies Corp.	13,024	250,451
Parker Hannifin Corp.	23,300	2,206,044
Siemens AG (Germany)	17,800	2,439,611

		12,074,028

Diversified Operations — 1.7%
3M Co.	183,400	17,147,900
A.O. Smith Corp.	29,350	1,301,379
Danaher Corp.	207,400	10,764,060
General Electric Co.	1,637,700	32,835,885
Honeywell International, Inc.	178,700	10,670,177

		72,719,401

Electric — 0.1%
Calpine Corp.*(a)	176,500	2,801,055
Edison International	37,700	1,379,443
GenOn Energy, Inc.*	192,691	734,153

		4,914,651

Electric — Integrated — 0.4%
American Electric Power Co., Inc.	40,400	1,419,656
Exelon Corp.(a)	208,800	8,610,912
Scottish & Southern Energy PLC (United Kingdom)	295,646	5,980,647

		16,011,215

Electronic Components & Equipment — 1.7%
A123 Systems, Inc.*	9,200	58,420
Advanced Energy Industries, Inc.*(a)	54,000	882,900
Agilent Technologies, Inc.*	71,300	3,192,814
American Science & Engineering, Inc.	900	83,124
AVX Corp.	44,300	660,513
Belden, Inc.	10,450	392,397
Cooper Industries PLC (Ireland)	79,800	5,179,020
CyberOptics Corp.*	9,400	81,498
Emerson Electric Co.	266,800	15,589,124
Energizer Holdings, Inc.*(a)	33,529	2,385,924
General Cable Corp.*(a)	14,100	610,530
Gentex Corp.(a)	51,700	1,563,925
Hosiden Corp. (Japan)	91,300	927,489
Koninklijke Philips Electronics NV (Netherlands)*	153,492	4,906,341
Legrand SA (France)	77,053	3,205,537
Mitsubishi Electric Corp. (Japan)	504,000	5,950,084
Nikon Corp. (Japan)	114,700	2,364,877
Nippon Electric Glass Co. Ltd. (Japan)	242,000	3,427,218
Plexus Corp.*(a)	19,800	694,188
Samsung Electronics Co. Ltd. (South Korea)	3,036	2,579,472
TE Connectivity Ltd. (Switzerland)	193,250	6,728,965
Thermo Fisher Scientific, Inc.*	75,300	4,182,915
Venture Corp. Ltd. (Singapore)	217,000	1,654,399
Waters Corp.*	24,500	2,129,050

		69,430,724

Energy — Alternate Sources
First Solar, Inc.*(a)	5,900	948,956

Energy Services
Covanta Holding Corp.	36,900	630,252

Entertainment & Leisure — 0.7%
Ascent Media Corp.*	2,442	119,292
Carnival Corp. (Panama)	140,700	5,397,252
International Game Technology	174,000	2,824,020
Madison Square Garden, Inc. (Class A Stock)*	13,875	374,486
NetFlix, Inc.*(a)	12,200	2,895,426
Nintendo Co. Ltd. (Japan)	5,600	1,512,767
Royal Caribbean Cruises Ltd. (Liberia)*	3,700	152,662
Walt Disney Co. (The)	340,700	14,680,763

		27,956,668

Environmental Control — 0.1%
Republic Services, Inc.	143,465	4,309,689
Waste Connections, Inc.	27,675	796,763

		5,106,452

Farming & Agriculture — 0.2%
Alliance One International, Inc.*	155,100	623,502
Bunge Ltd. (Bermuda)	1,400	101,262
Monsanto Co.	126,700	9,155,342

		9,880,106

Financial — Bank & Trust — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	264,771	6,520,752
Banco Santander SA (Spain)	174,482	2,025,675
Bank of America Corp.	1,423,491	18,975,135
Bank of Yokohama Ltd. (The) (Japan)	266,000	1,263,164
Barclays PLC, ADR (United Kingdom)(a)	295,200	5,354,928
BNP Paribas (France)	84,381	6,171,740
CIT Group, Inc.*	20,400	868,020
Citizens Republic Bancorp, Inc.*(a)	36,300	32,303
City National Corp.	15,800	901,390
Close Brothers Group PLC (United Kingdom)	108,469	1,470,359
Commerce Bancshares, Inc.	23,909	966,880
DBS Group Holdings Ltd. (Singapore)	186,862	2,170,297
Deutsche Bank AG (Germany)	51,714	3,040,383
Deutsche Boerse AG (Germany)	18,033	1,368,537
East West Bancorp, Inc.	25,600	562,176
Erste Group Bank AG (Austria)	40,378	2,037,440
Essa Bancorp, Inc.	63,000	831,600
Fifth Third Bancorp	296,200	4,111,256
First Defiance Financial Corp.*	14,100	200,925
First Horizon National Corp.	173,300	1,942,693
Glacier Bancorp, Inc.(a)	18,900	284,445
Intesa Sanpaolo SpA (Italy)	843,712	2,496,628
Louisiana Bancorp, Inc.*	33,535	506,379
Macquarie Group Ltd. (Australia)	84,802	3,210,370
Mitsubishi UFJ Financial Group, Inc. (Japan)	467,500	2,158,211
Mutualfirst Financial, Inc.	5,500	50,930
New York Community Bancorp, Inc.	2,400	41,424
Nordea Bank AB (Sweden)	391,928	4,290,661
Northern Trust Corp.(a)	77,300	3,922,975
Popular, Inc. (Puerto Rico)*	208,200	605,862
Regions Financial Corp.	288,000	2,090,880
Sandy Spring Bancorp, Inc.	26,300	485,498
Signature Bank*(a)	22,700	1,280,280
Standard Chartered PLC (United Kingdom)	216,889	5,626,115
State Street Corp.	114,000	5,123,160
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	469,000	2,430,140
Suncorp-Metway Ltd. (Australia)	152,599	1,338,491

SunTrust Banks, Inc.	61,300	1,767,892
Swedbank AB (Class A Stock) (Sweden)	259,946	4,447,816
Synovus Financial Corp.(a)	49,200	118,080
TCF Financial Corp.(a)	35,120	557,003
Wells Fargo & Co.	833,124	26,410,031
Westamerica Bancorporation	15,000	770,550
Zions Bancorporation(a)	60,600	1,397,436

		132,226,910

Financial Services — 4.3%
American Express Co.	181,400	8,199,280
Ameriprise Financial, Inc.	38,300	2,339,364
Bank of New York Mellon Corp. (The)	112,100	3,348,427
BlackRock, Inc.	5,200	1,045,252
BM&FBOVESPA SA (Brazil)	292,200	2,120,828
Charles Schwab Corp. (The)(a)	148,400	2,675,652
China Citic Bank (Class H Stock) (China)	4,333,000	3,152,873
Citigroup, Inc.*	5,029,700	22,231,274
CME Group, Inc.	13,900	4,191,545
Credit Suisse Group AG (Switzerland)	107,491	4,567,636
Discover Financial Services	121,400	2,928,168
Eaton Vance Corp.	22,200	715,728
Franklin Resources, Inc.	37,700	4,715,516
Goldman Sachs Group, Inc. (The)	92,500	14,658,475
Heartland Payment Systems, Inc.	36,900	646,857
Interactive Brokers Group, Inc. (Class A Stock)	15,600	247,884
IntercontinentalExchange, Inc.*	14,700	1,816,038
Invesco Ltd. (Bermuda)	135,400	3,460,824
JPMorgan Chase & Co.	730,968	33,697,625
Kentucky First Federal Bancorp	11,700	101,205
Legg Mason, Inc.(a)	88,300	3,186,747
MasterCard, Inc. (Class A Stock)	24,000	6,041,280
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	53,800	2,157,045
Moody’s Corp.(a)	179,400	6,083,454
Morgan Stanley	253,400	6,922,888
NYSE Euronext, Inc.	98,300	3,457,211
PNC Financial Services Group, Inc.	126,300	7,955,637
Raymond James Financial, Inc.	33,200	1,269,568
SLM Corp.*	195,300	2,988,090
Societe Generale (France)	49,941	3,245,082
Stifel Financial Corp.*	16,800	1,206,072
TD Ameritrade Holding Corp.	16,600	346,442
U.S. Bancorp	445,900	11,785,137
Visa, Inc. (Class A Stock)(a)	64,000	4,711,680
Waddell & Reed Financial, Inc. (Class A Stock)	25,200	1,023,372

		179,240,156

Food — 1.6%
Archer-Daniels-Midland Co.	60,700	2,185,807
Compass Group PLC (United Kingdom)	396,963	3,569,330
ConAgra Foods, Inc.	9,500	225,625
Dairy Crest Group PLC (United Kingdom)	151,337	872,295
General Mills, Inc.(a)	239,300	8,746,415
House Foods Corp. (Japan)	44,100	721,039
Kellogg Co.	128,700	6,947,226
Kraft Foods, Inc. (Class A Stock)	217,385	6,817,194
Kroger Co. (The)	213,900	5,127,183
Nestle SA (Switzerland)	229,623	13,162,385
Senomyx, Inc.*	97,800	590,712
Tesco PLC (United Kingdom)	1,534,522	9,379,057
Tootsie Roll Industries, Inc.	23,740	673,280
Unilever PLC (United Kingdom)	165,602	5,047,545
Whole Foods Market, Inc.(a)	62,000	4,085,800

		68,150,893

Healthcare Services — 0.8%
Advisory Board Co. (The)*	20,300	1,045,450
AMERIGROUP Corp.*(a)	16,600	1,066,550
Community Health Systems, Inc.*	19,700	787,803
Covance, Inc.*(a)	19,600	1,072,512
Edwards Lifesciences Corp.*(a)	45,900	3,993,300
HCA Holdings, Inc.*	45,500	1,541,085
Health Management Associates, Inc. (Class A Stock)*	16,600	180,940
Humana, Inc.*	12,700	888,238
Laboratory Corp. of America Holdings*	14,000	1,289,820
LifePoint Hospitals, Inc.*(a)	18,400	739,312
Medco Health Solutions, Inc.*	70,800	3,976,128
Omnicare, Inc.(a)	22,600	677,774
UnitedHealth Group, Inc.	237,400	10,730,480
WellPoint, Inc.	99,900	6,972,021

		34,961,413

Home Builders — 0.1%
Persimmon PLC (United Kingdom)	482,518	3,444,567
Thor Industries, Inc.	11,300	377,081

		3,821,648

Hotels & Motels — 0.4%
Accor SA (France)	50,100	2,251,099
Choice Hotels International, Inc.	18,500	718,725
Gaylord Entertainment Co.*	15,100	523,668
Las Vegas Sands Corp.*	144,200	6,088,124
Marriott International, Inc. (Class A Stock)	84,248	2,997,544
MGM Resorts International*(a)	31,731	417,262
Starwood Hotels & Resorts Worldwide, Inc.(a)	59,100	3,434,892
Wynn Resorts Ltd.	7,100	903,475

		17,334,789

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)	22,600	655,400
Culp, Inc.*	28,000	259,840
Foster Wheeler AG (Switzerland)*	32,000	1,203,840
Harsco Corp.	18,400	649,336
Makita Corp. (Japan)	29,300	1,363,200
Mohawk Industries, Inc.*	9,700	593,155
Myers Industries, Inc.	61,300	608,709
Nucor Corp.	74,200	3,414,684
Precision Castparts Corp.	46,400	6,829,152

		15,577,316

Insurance — 2.7%
Aflac, Inc.	67,300	3,552,094
AIA Group Ltd. (Hong Kong)*	882,000	2,715,660

Allstate Corp. (The)	225,000	7,150,500
Aon Corp.	166,800	8,833,728
AXA SA (France)	332,107	6,939,880
Berkshire Hathaway, Inc. (Class B Stock)*	224,800	18,800,024
Chubb Corp. (The)	98,700	6,051,297
CIGNA Corp.	65,300	2,891,484
Employers Holdings, Inc.	22,700	468,982
Hartford Financial Services Group, Inc. (The)	52,000	1,400,360
Infinity Property & Casualty Corp.	15,600	928,044
ING Groep NV, CVA (Netherlands)*	128,005	1,620,154
Loews Corp.	69,600	2,999,064
Markel Corp.*(a)	1,800	746,010
Marsh & McLennan Cos., Inc.	197,200	5,878,532
MetLife, Inc.	297,900	13,325,067
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	32,617	5,130,930
Principal Financial Group, Inc.	54,100	1,737,151
ProAssurance Corp.*	14,900	944,213
Prudential PLC (United Kingdom)	192,576	2,182,606
QBE Insurance Group Ltd. (Australia)	150,576	2,752,074
Radian Group, Inc.	91,200	621,072
SeaBright Holdings, Inc.	36,900	378,225
Selective Insurance Group, Inc.	24,200	418,660
Sony Financial Holdings, Inc. (Japan)	201,000	3,987,136
StanCorp Financial Group, Inc.	18,500	853,220
Sun Life Financial, Inc. (Canada)	163,000	5,122,857
Swiss Life Holding AG (Switzerland)*	15,499	2,561,511
Travelers Cos., Inc. (The)(a)	41,299	2,456,465
W.R. Berkley Corp.	11,100	357,531
White Mountains Insurance Group Ltd. (Bermuda)	500	182,100

		113,986,631

Internet Services — 1.5%
Akamai Technologies, Inc.*	16,000	608,000
Amazon.com, Inc.*	91,300	16,445,869
Ariba, Inc.*	36,900	1,259,766
Blue Coat Systems, Inc.*	18,500	520,960
Check Point Software Technologies Ltd. (Israel)*(a)	14,700	750,435
Digital River, Inc.*	11,300	422,959
eBay, Inc.*	61,800	1,918,272
Google, Inc. (Class A Stock)*	49,000	28,724,290
Kakaku.com, Inc. (Japan)	317	1,766,404
Liberty Media Holding Corp. - Interactive (Class A Stock)*	190,000	3,047,600
priceline.com, Inc.*	11,900	6,026,636
RightNow Technologies, Inc.*	19,500	610,350

		62,101,541

Machinery & Equipment — 0.8%
Applied Industrial Technologies, Inc.	30,700	1,021,082
Babcock & Wilcox Co. (The)*	16,850	562,453
Bucyrus International, Inc.	4,200	384,090
Caterpillar, Inc.	73,100	8,139,685
Cummins, Inc.	64,700	7,092,414
Joy Global, Inc.	58,700	5,800,147
Middleby Corp.*	6,270	584,490
Modec, Inc. (Japan)	48,300	880,874
Nordson Corp.	9,000	1,035,540
Rockwell Automation, Inc.	34,000	3,218,100
Stanley Black & Decker, Inc.	23,500	1,800,100
Toshiba Machine Co. Ltd. (Japan)	146,000	789,853

		31,308,828

Manufacturing
Koppers Holdings, Inc.	26,500	1,131,550

Media — 0.7%
Cablevision Systems Corp. (Class A Stock)(a)	31,700	1,097,137
Discovery Communications, Inc. (Class C Stock)*	111,026	3,909,226
Informa PLC (United Kingdom)	154,606	1,033,501
Jupiter Telecommunications Co. Ltd. (Japan)	2,794	2,744,287
Liberty Global, Inc. (Class A Stock)*(a)	37,132	1,537,636
Sanoma Oyj (Finland)	51,349	1,162,160
Television Broadcasts Ltd. (Hong Kong)	175,000	1,028,148
Time Warner Cable, Inc.	112,590	8,032,171
Time Warner, Inc.	288,533	10,300,628

		30,844,894

Medical Products — 0.1%
Boston Scientific Corp.*	207,300	1,490,487
Fresenius Se & Co KGaA (Germany)	45,654	4,223,005

		5,713,492

Medical Supplies & Equipment — 1.9%
Abbott Laboratories	212,200	10,408,410
Amgen, Inc.*	212,600	11,363,470
Baxter International, Inc.	103,800	5,581,326
C.R. Bard, Inc.(a)	27,000	2,681,370
Charles River Laboratories International, Inc.*	6,000	230,280
Covidien PLC (Ireland)	135,750	7,050,855
DaVita, Inc.*	40,400	3,454,604
DENTSPLY International, Inc.	50,600	1,871,694
Elekta AB (Class B Stock) (Sweden)	86,878	3,474,074
Gen-Probe, Inc.*(a)	13,700	908,995
Henry Schein, Inc.*	19,500	1,368,315
Hologic, Inc.*	34,540	766,788
Life Technologies Corp.*	28,500	1,493,970
McKesson Corp.	78,500	6,205,425
Medtronic, Inc.	121,900	4,796,765
St. Jude Medical, Inc.	36,400	1,865,864
STERIS Corp.	18,500	638,990
Stryker Corp.	126,600	7,697,280
Techne Corp.	12,500	895,000
Terumo Corp. (Japan)	35,500	1,871,453
Thoratec Corp.*(a)	21,500	557,495
Zimmer Holdings, Inc.*(a)	87,400	5,290,322

		80,472,745

Metals & Mining — 1.3%
Allied Nevada Gold Corp.*	24,600	872,808
Alpha Natural Resources, Inc.*	20,514	1,217,916
Arch Coal, Inc.(a)	35,580	1,282,303
Barrick Gold Corp. (Canada)	47,000	2,439,770

BHP Billiton Ltd. (Australia)	145,012	6,983,687
Carpenter Technology Corp.	14,800	632,108
Cliffs Natural Resources, Inc.	27,300	2,683,044
Eldorado Gold Corp. (Canada)(a)	143,300	2,330,058
Eurasian Natural Resources Corp. (United Kingdom)	140,259	2,107,170
Freeport-McMoRan Copper & Gold, Inc.	179,490	9,970,670
Haynes International, Inc.	11,300	626,585
Kobe Steel Ltd. (Japan)	769,000	1,996,922
Peabody Energy Corp.	75,700	5,447,372
Rio Tinto Ltd. (Australia)	85,657	7,508,798
SSAB AB (Class A Stock) (Sweden)*	136,781	2,165,950
Steel Dynamics, Inc.	33,300	625,041
Umicore SA (Belgium)	70,858	3,514,180
United States Steel Corp.(a)	54,000	2,912,760
Westmoreland Coal Co.*	33,200	486,380

		55,803,522

Miscellaneous Manufacturing
Charter International PLC (United Kingdom)	128,111	1,660,576

Office Equipment — 0.2%
Canon, Inc. (Japan)	98,250	4,275,848
Herman Miller, Inc.	18,800	516,812
Xerox Corp.	229,400	2,443,110

		7,235,770

Oil & Gas — 7.6%
ABB Ltd. (Switzerland)*	153,827	3,694,528
Anadarko Petroleum Corp.	30,000	2,457,600
Baker Hughes, Inc.	142,540	10,466,712
Beach Energy Ltd. (Australia)	2,700,041	2,709,006
BG Group PLC (United Kingdom)	166,513	4,143,058
BP PLC, ADR (United Kingdom)	132,300	5,839,722
Chevron Corp.	376,722	40,471,244
China Oilfield Services Ltd. (Class H Stock) (China)	1,008,000	2,280,733
Cimarex Energy Co.	31,300	3,607,012
Complete Production Services, Inc.*	49,600	1,577,776
Comstock Resources, Inc.*(a)	15,600	482,664
Concho Resources, Inc.*	17,000	1,824,100
ConocoPhillips	172,100	13,743,906
Devon Energy Corp.	72,000	6,607,440
EOG Resources, Inc.(a)	53,300	6,316,583
EQT Corp.	45,100	2,250,490
Exxon Mobil Corp.	880,112	74,043,823
FMC Technologies, Inc.*	71,418	6,747,573
Forest Oil Corp.*	14,800	559,884
Fugro NV (Netherlands)	16,672	1,469,155
GDF Suez (France)	112,946	4,601,907
GeoMet, Inc.*	113,600	186,304
Halliburton Co.	86,300	4,301,192
Hess Corp.	72,700	6,194,767
Holly Corp.	18,000	1,093,680
Murphy Oil Corp.	102,400	7,518,208
National Fuel Gas Co.	11,100	821,400
Newfield Exploration Co.*	58,900	4,476,989
Noble Corp. (Switzerland)(a)	86,300	3,937,006
Occidental Petroleum Corp.	132,500	13,844,925
Petroleo Brasileiro SA, ADR (Brazil)	49,800	1,769,892
Praxair, Inc.	58,400	5,933,440
QEP Resources, Inc.(a)	44,700	1,812,138
Range Resources Corp.(a)	58,700	3,431,602
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	189,300	13,864,332
Saipem SpA (Italy)	41,276	2,194,188
Schlumberger Ltd. (Netherlands)	300,315	28,007,377
Sempra Energy	51,500	2,755,250
Statoil ASA (Norway)	219,653	6,088,839
Suncor Energy, Inc. (Canada)	108,500	4,865,140
Ultra Petroleum Corp. (Canada)*(a)	22,200	1,093,350
Valero Energy Corp.	115,300	3,438,246
Whiting Petroleum Corp.*	26,300	1,931,735

		315,454,916

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	11,531	938,623
Domtar Corp.	8,866	813,721
International Paper Co.	126,000	3,802,680
KapStone Paper and Packaging Corp.*	8,300	142,511
Weyerhaeuser Co.(a)	153,246	3,769,852

		9,467,387

Pharmaceuticals — 3.0%
Alkermes, Inc.*	41,500	537,425
Allergan, Inc.	54,800	3,891,896
AmerisourceBergen Corp.(a)	63,800	2,523,928
Astellas Pharma, Inc. (Japan)	44,800	1,658,860
Biogen Idec, Inc.*	30,700	2,253,073
BioMarin Pharmaceutical, Inc.*(a)	23,400	588,042
Bristol-Myers Squibb Co.	243,500	6,435,705
Celgene Corp.*	126,600	7,283,298
Chugai Pharmaceutical Co. Ltd. (Japan)	42,400	729,945
CSL Ltd. (Australia)	70,912	2,620,720
Express Scripts, Inc.*	111,300	6,189,393
Gilead Sciences, Inc.*	202,000	8,572,880
GlaxoSmithKline PLC (United Kingdom)	9,997	190,763
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	253,300	9,729,253
Hospira, Inc.*	26,900	1,484,880
Human Genome Sciences, Inc.*(a)	57,200	1,570,140
Idenix Pharmaceuticals, Inc.*	18,900	62,748
Kobayashi Pharmaceutical Co. Ltd. (Japan)	18,100	838,849
Medicines Co. (The)*	42,900	698,841
Medicis Pharmaceutical Corp. (Class A Stock)	5,200	166,608
Merck & Co., Inc.	534,889	17,656,686
Neurocrine Biosciences, Inc.*	7,100	53,889
Pfizer, Inc.	1,513,874	30,746,781
Pharmacyclics, Inc.*	18,900	111,321
Roche Holding AG (Switzerland)	43,851	6,263,747
Rohto Pharmaceutical Co. Ltd. (Japan)	18,000	192,811
Sanofi-Aventis SA (France)	148,023	10,378,728
Theravance, Inc.*	14,100	341,502
Vertex Pharmaceuticals, Inc.*	8,500	407,405

		124,180,117

Pipelines — 0.4%
El Paso Corp.	329,500	5,931,000
Spectra Energy Corp.	224,700	6,107,346
Williams Cos., Inc. (The)	162,300	5,060,514

		17,098,860

Printing & Publishing
Consolidated Graphics, Inc.*	9,460	516,800
Scholastic Corp.(a)	18,500	500,240

		1,017,040

Real Estate — 0.3%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	111,000	2,963,700
Goldcrest Co. Ltd. (Japan)	29,400	576,831
Kerry Properties Ltd. (Bermuda)	618,500	3,093,076
Lennar Corp. (Class A Stock)(a)	46,600	844,392
Mitsui Fudosan Co. Ltd. (Japan)	108,000	1,782,688
PDG Realty SA Empreendimentos e Participacoes (Brazil)	324,100	1,802,486
Soho China Ltd. (Cayman Islands)	3,111,500	2,668,069
St. Joe Co. (The)*(a)	22,200	556,554

		14,287,796

Real Estate Investment Trusts — 0.8%
AMB Property Corp.(a)	27,300	981,981
Camden Property Trust	22,700	1,289,814
Duke Realty Corp.	87,500	1,225,875
EastGroup Properties, Inc.	18,500	813,445
Kimco Realty Corp.(a)	113,300	2,077,922
LaSalle Hotel Properties	42,100	1,136,700
Potlatch Corp.	23,160	931,032
ProLogis	103,700	1,657,126
Public Storage, Inc.	23,300	2,584,203
Regency Centers Corp.(a)	18,500	804,380
Simon Property Group, Inc.	72,561	7,775,637
SL Green Realty Corp.(a)	20,318	1,527,913
Unibail-Rodamco SE (France)	17,966	3,891,759
Vornado Realty Trust	46,600	4,077,500
Weingarten Realty Investors(a)	41,600	1,042,496
Westfield Retail Trust (Australia)	1,034,928	2,804,654

		34,622,437

Restaurants — 0.7%
Chipotle Mexican Grill, Inc.*	1,000	272,370
McDonald’s Corp.	198,000	15,065,820
Mitchells & Butlers PLC (United Kingdom)*	360,262	1,743,632
Sonic Corp.*	38,725	350,461
Starbucks Corp.	212,600	7,855,570
Tim Hortons, Inc. (Canada)	35,400	1,603,974

		26,891,827

Retail & Merchandising — 2.5%
A.C. Moore Arts & Crafts, Inc.*	61,700	169,058
American Eagle Outfitters, Inc.	35,700	567,273
Ascena Retail Group, Inc.*	6,819	221,004
Bed Bath & Beyond, Inc.*	145,100	7,003,977
BJ’s Wholesale Club, Inc.*	19,500	951,990
Brown (N) Group PLC (United Kingdom)	154,567	629,069
CarMax, Inc.*	143,300	4,599,930
Casey’s General Stores, Inc.	9,000	351,000
Chico’s FAS, Inc.	12,200	181,780
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	112,899	6,520,732
CVS Caremark Corp.	251,576	8,634,088
Dick’s Sporting Goods, Inc.*	25,700	1,027,486
Dollar General Corp.*	126,000	3,950,100
Dollar Tree, Inc.*	22,700	1,260,304
Esprit Holdings Ltd. (Bermuda)	285,416	1,309,929
FamilyMart Co. Ltd. (Japan)	74,200	2,787,629
Gap, Inc. (The)	91,600	2,075,656
Hibbett Sports, Inc.*(a)	14,800	529,988
Home Depot, Inc. (The)	229,700	8,512,682
Industria de Diseno Textil SA (Spain)	34,306	2,752,765
Kingfisher PLC (United Kingdom)	868,477	3,425,926
Kohl’s Corp.	179,400	9,515,376
Lowe’s Cos., Inc.	165,000	4,360,950
Macy’s, Inc.	146,900	3,563,794
Pantry, Inc. (The)*	14,800	219,484
Parkson Retail Group Ltd. (Cayman Islands)	1,260,500	1,733,916
PPR (France)	21,359	3,273,682
Ross Stores, Inc.	59,500	4,231,640
Target Corp.	111,600	5,581,116
Wal-Mart Stores, Inc.	107,700	5,605,785
Walgreen Co.	139,100	5,583,474
Williams-Sonoma, Inc.(a)	25,800	1,044,900

		102,176,483

Schools
Corinthian Colleges, Inc.*(a)	47,500	209,950

Semiconductors — 1.5%
Analog Devices, Inc.	50,500	1,988,690
Applied Materials, Inc.	344,900	5,387,338
ASML Holding NV (Netherlands)*	68,337	3,011,934
Broadcom Corp. (Class A Stock)	126,000	4,961,880
BTU International, Inc.*	15,500	170,500
Cree, Inc.*(a)	4,800	221,568
Cymer, Inc.*(a)	22,200	1,256,076
Hamamatsu Photonics KK (Japan)	79,800	3,161,108
Intel Corp.	883,900	17,828,263
Intersil Corp. (Class A Stock)	37,900	471,855
Lam Research Corp.*	7,400	419,284
Marvell Technology Group Ltd. (Bermuda)*	167,500	2,604,625
MEMC Electronic Materials, Inc.*(a)	35,900	465,264
Micron Technology, Inc.*(a)	122,900	1,408,434
National Semiconductor Corp.	168,800	2,420,592
ON Semiconductor Corp.*(a)	80,810	797,595
Rovi Corp.*	1,800	96,570
Semtech Corp.*	49,600	1,240,992
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,291,749	3,101,269
Texas Instruments, Inc.	214,800	7,423,488
Varian Semiconductor Equipment Associates, Inc.*	27,200	1,323,824
Xilinx, Inc.	44,200	1,449,760
Zoran Corp.*	50,512	524,820

		61,735,729

Telecommunications — 3.3%
Alcatel-Lucent (France)*	586,983	3,369,899
America Movil SAB de CV (Class L Stock), ADR (Mexico)	77,900	4,525,990
American Tower Corp. (Class A Stock)*	82,435	4,271,782
AT&T, Inc.	1,409,117	43,118,980
Corning, Inc.	377,700	7,791,951
Crown Castle International Corp.*	192,900	8,207,895
Finisar Corp.*	22,737	559,330
Harris Corp.	47,800	2,370,880
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	684,933
Ixia*(a)	72,300	1,148,124
Juniper Networks, Inc.*	133,800	5,630,304
KDDI Corp. (Japan)	545	3,374,309
Leap Wireless International, Inc.*	12,000	185,880
Motorola Mobility Holdings, Inc.*	73,875	1,802,550
NII Holdings, Inc.*	44,900	1,870,983
NTELOS Holdings Corp.	29,500	543,095
QUALCOMM, Inc.	307,100	16,838,293
SBA Communications Corp. (Class A Stock)*(a)	11,400	452,352
Sprint Nextel Corp.*	1,193,800	5,539,232
Telecom Italia SpA (Italy)	3,177,377	4,273,307
Telefonica SA (Spain)	304,499	7,623,048
Telstra Corp. Ltd. (Australia)	786,707	2,294,721
Vodafone Group PLC, ADR (United Kingdom)	371,792	10,689,020

		137,166,858

Tobacco — 0.4%
Philip Morris International, Inc.	229,000	15,029,270

Toys — 0.1%
Mattel, Inc.	138,300	3,447,819

Transportation — 1.2%
A.P. Moller — Maersk A/S (Class B Stock) (Denmark)	214	2,013,012
C.H. Robinson Worldwide, Inc.	29,700	2,201,661
Cargotec Corp. (Class B Stock) (Finland)	27,587	1,344,906
Central Japan Railway Co. (Japan)	458	3,628,541
Expeditors International of Washington, Inc.	17,000	852,380
FedEx Corp.	66,600	6,230,430
Greenbrier Cos., Inc.*	36,900	1,047,222
Knight Transportation, Inc.	46,500	895,125
Nippon Yusen Kabushiki Kaisha (Japan)	174,000	679,851
Norfolk Southern Corp.	58,700	4,066,149
RailAmerica, Inc.*	15,000	255,600
Ryder System, Inc.(a)	37,600	1,902,560
Union Pacific Corp.	134,200	13,195,886
United Parcel Service, Inc. (Class B Stock)	162,300	12,062,136
UTi Worldwide, Inc. (British Virgin Islands)	44,800	906,752

		51,282,211

Utilities — 1.4%
AES Corp. (The)*	616,400	8,013,200
Alliant Energy Corp.	31,200	1,214,616
CenterPoint Energy, Inc.	260,600	4,576,136
Constellation Energy Group, Inc.	159,000	4,949,670
Dominion Resources, Inc.	19,100	853,770
E.ON AG (Germany)	150,571	4,598,516
EDF Energies Nouvelles SA (France)	31,936	1,683,653
Entergy Corp.	90,700	6,095,947
FirstEnergy Corp.	184,708	6,850,820
Great Plains Energy, Inc.	52,200	1,045,044
NextEra Energy, Inc.	37,300	2,055,976
OGE Energy Corp.	26,500	1,339,840
PPL Corp.	89,400	2,261,820
SembCorp Industries Ltd. (Singapore)	1,212,911	5,013,301
Southwest Gas Corp.	34,000	1,324,980
Sumco Corp. (Japan)*	145,400	2,931,424
TECO Energy, Inc.	129,600	2,431,296

		57,240,009

TOTAL COMMON STOCKS (cost $2,304,860,763)		2,690,921,637

PREFERRED STOCKS — 0.1%

Automobile Manufacturers
General Motors Co. General Motors Co., 4.75%, CVT	10,575	509,715

Financial Services — 0.1%
Ally Financial, Inc., Series A, 8.50%, CVT*	34,675	862,367
Ally Financial, Inc., Series G, 7.00%, CVT, 144A	1,100	1,023,619

		1,885,986

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	1,300	1,274,000

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25%*	8,550	15,069

TOTAL PREFERRED STOCKS (cost $3,508,703)		3,684,770

	Units
WARRANTS *(l)

Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	28
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	15

TOTAL WARRANTS (cost $0)		43

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 0.7%

Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$1,625	1,683,846
Series 2010-1, Class A4
2.30%	12/15/14	Aaa	630	641,021
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.73%	03/09/15	Aa1	1,017	1,037,859
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.65%	08/17/15	A+(d)	1,335	1,425,134
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	152	162,370
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	23	17,115
CNH Equipment Trust,
Series 2009-C, Class A3
1.85%	12/16/13	Aaa	452	454,009
Series 2010-A, Class A4
2.49%	01/15/16	Aaa	1,350	1,375,957
Series 2010-C, Class A4
1.75%	05/16/16	Aaa	1,900	1,866,171
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.955%(c)	07/15/15	AAA(d)	1,209	1,219,907
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.855%(c)	01/25/34	Caa3	951	679,913
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A(g)
8.14%	02/15/16	A3	400	449,588
Series 2009-E, Class A4
2.42%	11/15/14	Aaa	1,145	1,170,747
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	Aa3	1,485	1,588,542
Series 2011-1, Class A1
2.12%	02/15/16	Aaa	3,400	3,298,491
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,639,267
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	2,895	2,872,815
GE Equipment Small Ticket LLC,
Series 2011-1A, Class A3, 144A(g)
1.45%	01/21/18	Aaa	1,165	1,161,817
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
2.03%	12/15/15	Aaa	2,220	2,212,279
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.31%(c)	11/25/36	A1	15	14,935
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	131	134,897
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	36	37,146
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.545%(c)	10/15/13	A3	240	239,876
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.75%(c)	09/25/35	Baa1	890	828,789
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	1,370	1,419,294
Smart Trust/Australia,
Series 2011-1USA, Class A3A, 144A (Australia)(g)
1.77%	10/14/14	Aaa	1,270	1,265,238
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A(g)
5.174%	02/15/44	Aa2	700	709,121
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	AAA(d)	810	838,233

TOTAL ASSET-BACKED SECURITIES (cost $30,107,680)				30,444,377

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	263,891
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	364,326
Series 2005-3, Class A2(c)
4.501%	07/10/43	Aaa	312	312,351
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	3,090	3,229,569
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135	2,261,441
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	345	358,546
Series 2006-PW12, Class A4
5.722%(c)	09/11/38	Aaa	300	329,072
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	1,182	1,267,783
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	547,367
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	539	546,539
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	A+(d)	2,660	2,844,364
Series 2007-T28, Class A4
5.742%(c)	09/11/42	AAA(d)	755	819,736
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%(c)	10/15/48	Aaa	1,655	1,778,965
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.013%(c)	12/10/49	Aa1	4,195	4,522,164
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.815%(c)	12/10/49	Aaa	2,705	2,935,055
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	1,025	1,085,193
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	11	11,438
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	117	116,607
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3

4.569%	08/10/42	Aaa	800		807,300
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	120		123,994
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AA-(d)	1,815		1,946,479
Series 2010-C2, Class A2, 144A(g)
5.162%(c)	12/10/43	Aaa	1,955		2,028,685
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	269		280,843
Series 2005-LDP5, Class A4
5.202%(c)	12/15/44	Aaa	1,900		2,036,090
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450		1,573,500
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	3,135		3,355,839
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	148		148,957
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	130		136,107
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	1,115		1,180,755
Series 2011-C3, Class B, 144A(c)(g)
5.013%	02/15/46	Aa	345		341,198
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	2,200		2,352,421
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861		910,869
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4(c)(d)
5.827%	06/12/50	A+(d)	3,355		3,599,545
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	4,430		4,649,989
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aa2	1,725		1,817,440
Series 2007-IQ15, Class A4
5.876%(c)	06/11/49	BBB+(d)	600		639,163
Series 2008-T29, Class A4
6.28%(c)	01/11/43	AA(d)	2,038		2,282,976
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	2,108		2,293,201

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,685,748)				56,099,758

CONVERTIBLE BOND

Telecommunications
Virgin Media Finance PLC,
Gtd. Notes (United Kingdom) (cost $502,448)
9.50%	08/15/16	Ba2	450		511,875

CORPORATE OBLIGATIONS — 12.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba2	50		59,500
InVentiv Health, Inc.,
Gtd. Notes, 144A
10.00%	08/15/18	Caa1	250		260,000
Lamar Media Corp.,
Gtd. Notes
7.875%	04/15/18	B1	1,275		1,367,438
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.45%	08/15/20	Baa1	1,315		1,295,154

					2,982,092

Aerospace & Defense — 0.1%
Esterline Technologies Corp.,
Gtd. Notes
7.00%	08/01/20	Ba3	125		130,781
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3	1,100		1,095,519
6.375%	10/15/15	Ba1	200		206,000
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18	Ba3	75		79,688
Sequa Corp.,
Gtd. Notes, 144A
11.75%	12/01/15	Caa2	175		189,000
Gtd. Notes, 144A, PIK
13.50%	12/01/15	Caa2	75		81,937
Spirit Aerosystems, Inc.,
Gtd. Notes
7.50%	10/01/17	Ba3	75		80,625
TransDigm, Inc.,
Sr. Sub. Notes, 144A(a)
7.75%	12/15/18	B3	450		483,187

					2,346,737

Agriculture
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes, 144A (Cyprus)
10.95%	03/30/16	B(d)	300		295,561

Airlines — 0.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.50%	03/15/16	B2	275		271,906
Continental Airlines, Inc.,
Pass-Through Certificates
4.75%	01/12/21	Baa2	275		267,438
7.25%	05/10/21	Baa2	229		248,502
9.00%	07/08/16	Baa2	395		458,648
9.25%	11/10/18	Ba2	24		25,290
Sr. Sec’d. Notes, 144A
6.75%	09/15/15	Ba2	1,050		1,059,187
Delta Air Lines 2011-1 Pass-Through Trust,
Pass-Through Certificates
5.30%	04/15/19	NR	185		185,925
Delta Air Lines, Inc.,
Pass-Through Certificates
4.95%	05/23/19	Baa2	745		745,931
7.75%	06/17/21	Baa2	225		245,858
Sec’d. Notes, 144A
12.25%	03/15/15	B2	275		308,000

Sr. Sec’d. Notes, 144A
9.50%	09/15/14	Ba2		427	453,688
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		1,590	1,649,345
Tam Capital 2, Inc.,
Gtd. Notes (Cayman Islands)
9.50%	01/29/20	B+(d)		570	627,000
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.00%	11/01/13	B3		75	81,469

					6,628,187

Automobile Manufacturers
Ford Motor Co.,
Sr. Unsec’d. Notes
7.45%	07/16/31	Ba3		400	433,044
Oshkosh Corp.,
Gtd. Notes
8.25%	03/01/17	B2		150	165,000
8.50%	03/01/20	B2		150	168,188

					766,232

Automotive Parts — 0.1%
Advance Auto Parts, Inc.,
Gtd. Notes
5.75%	05/01/20	Baa3		1,220	1,276,970
Affinia Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.75%	08/15/16	B1		22	24,998
Allison Transmission, Inc.,
Gtd. Notes, 144A, PIK(a)
11.25%	11/01/15	Caa2		650	706,062
Commercial Vehicle Group, Inc.,
Gtd. Notes(g)
11.00%	02/15/13	NR		69	74,306
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16	B1		200	224,000
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3		1,315	1,300,676

					3,607,012

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa1		700	751,311
Gtd. Notes, 144A
5.375%	11/15/14	Baa1		405	445,710
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.50%	11/15/15	Aa3		1,325	1,268,180
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes (Mexico)
4.625%	02/15/20	A3		300	303,707
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14	Ba3		25	28,313
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		425	453,687
8.375%	11/15/17	B3		175	186,813

					3,437,721

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.00%	09/15/16	Ba2		125	138,438
FMC Finance III SA,
Gtd. Notes (Luxembourg)
6.875%	07/15/17	Ba2		25	26,406

					164,844

Broadcasting — 0.1%
Clear Channel Communications Inc.,
Gtd. Notes, PIK(a)
11.00%	08/01/16	Ca		1,475	1,371,750
Sr. Unsec’d. Notes
7.25%	10/15/27	Ca		125	77,813
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		409	456,042
8.375%	03/01/39	Baa2		255	323,685
Unsec’d. Notes
7.125%	10/01/12	Baa2		140	151,979
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2		25	25,656
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3		600	649,500

					3,056,425

Building Materials — 0.2%
Associated Materials LLC,
Sr. Sec’d. Notes, 144A
9.125%	11/01/17	B3		675	722,250
Cemex Espana Luxembourg,
Sr. Sec’d. Notes (Spain)
9.25%	05/12/20	NR		70	72,538
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A (Mexico)
5.301%(c)	09/30/15	B(d)		375	371,996
9.00%	01/11/18	B(d)		300	314,625
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)
9.25%	06/30/20	Ba3		290	322,625
Euramax International, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	04/01/16	Caa1		375	380,625
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3		525	538,125
Grohe Holding GmbH, (Germany)
Sec’d. Notes, 144A
8.625%	10/01/14	Caa1	EUR	50	73,000
Sr. Sec’d. Notes
3.873%(c)	01/15/14	B3	EUR	175	247,389
Heidelbergcement Finance BV,
Gtd. Notes (Netherlands)
8.00%	01/31/17	B1	EUR	50	78,654
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19	Baa2		835	875,133
Interline Brands, Inc.,
Gtd. Notes
7.00%	11/15/18	B2		450	461,250
Masco Corp.,
Sr. Unsec’d. Notes

6.125%	10/03/16	Ba2		75	76,925
7.125%	03/15/20	Ba2		100	103,487
Nortek, Inc.,
Gtd. Notes, 144A
10.00%	12/01/18	Caa2		200	215,500
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes, 144A(a)
8.25%	02/15/18	Caa1		350	359,625
Rearden G Holdings EINS GmbH,
Gtd. Notes, 144A (Germany)
7.875%	03/30/20	B1		380	412,300
Texas Industries, Inc.,
Gtd. Notes
9.25%	08/15/20	B3		175	189,000
Urbi Desarrollos Urbanos SAB de CV,
Gtd. Notes (Mexico)
8.50%	04/19/16	Ba3		350	361,375
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18	B2		100	104,500
9.75%	08/01/14	B2		300	328,500
West China Cement Ltd.,
Gtd. Notes, 144A (United Kingdom)
7.50%	01/25/16	Ba3		300	303,360

					6,912,782

Business Services
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		175	189,656
7.875%	07/15/20	Ba2		125	136,563
FTI Consulting, Inc.,
Gtd. Notes, 144A
6.75%	10/01/20	Ba2		250	253,125

					579,344

Cable Television — 0.2%
Belo Corp.,
Sr. Unsec’d. Notes
8.00%	11/15/16	Ba1		350	381,500
Coleman Cable, Inc.,
Gtd. Notes
9.00%	02/15/18	B3		175	184,188
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		1,235	1,344,322
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.50%	04/15/14	Ba3		425	476,531
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2		845	913,592
7.625%	05/15/16	Baa2		125	137,813
DIRECTV Holdings LLC,
Gtd. Notes
3.55%	03/15/15	Baa2		1,330	1,358,945
Net Servicos de Comunicacao SA,
Gtd. Notes (Brazil)
7.50%	01/27/20	Ba1		540	618,300
Ono Finance II PLC,
Gtd. Notes, 144A (Ireland)
10.875%	07/15/19	Caa2		150	160,500
11.125%	07/15/19	CCC+(d)	EUR	470	709,376
Univision Communications, Inc.,
Gtd. Notes, 144A(a)
8.50%	05/15/21	Caa2		1,000	1,035,000
Sr. Sec’d. Notes, 144A
7.875%	11/01/20	B2		1,775	1,877,062
12.00%	07/01/14	B2		250	270,000

					9,467,129

Chemicals — 0.3%
Ashland, Inc.,
Gtd. Notes
9.125%	06/01/17	Ba1		650	745,875
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	Ba1		675	757,687
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.50%	02/15/16	Baa3		775	745,996
8.55%	05/15/19	Baa3		2,745	3,469,801
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,(a)
Sec’d. Notes, 144A
9.00%	11/15/20	Caa1		235	243,666
Sr. Sec’d. Notes
8.875%	02/01/18	B3		225	237,937
Huntsman International LLC,
Gtd. Notes
5.50%	06/30/16	B1		75	73,688
8.625%	03/15/20	B3		75	81,750
Gtd. Notes, 144A(a)
8.625%	03/15/21	B3		375	408,750
Kerling PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
10.625%	02/01/17	B3	EUR	250	386,185
Lyondell Chemical Co.,
Sr. Sec’d. Notes
11.00%	05/01/18	B2		525	589,312
Sr. Sec’d. Notes, 144A
8.00%	11/01/17	Ba2		474	522,585
Momentive Performance Materials, Inc.,
Gtd. Notes
11.50%	12/01/16	Caa2		275	294,937
Sec’d. Notes, 144A
9.00%	01/15/21	Caa1		150	155,063
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3		575	605,187
Rohm and Haas Co.,
Sr. Unsec’d. Notes
7.85%	07/15/29	BBB-(d)		200	237,722
Solutia, Inc.,
Gtd. Notes
8.75%	11/01/17	B1		880	968,000

					10,524,141

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1		425	414,375
8.00%	12/15/16	B1		100	108,375
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20(a)	B2		275	275,687
8.875%	04/01/16	B2		300	312,750
Texhong Textile Group Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.625%	01/19/16	Ba2		200	202,328

					1,313,515

Commercial Banks — 0.1%
Amsouth Bank,
Sub. Notes
5.20%	04/01/15	Ba3		400	396,000
Banco de Credito del Peru, (Peru)
Sr. Notes, 144A
5.375%	09/16/20	Baa2		310	292,950
Sr. Unsec’d. Notes, 144A
4.75%	03/16/16	Baa2		480	474,101
Banco Votorantim SA,
Sub. Notes, 144A (Brazil)
7.375%	01/21/20	Baa2		250	262,500
Bancolombia SA,
Sr. Unsec’d. Notes, 144A (Colombia)
4.25%	01/12/16	Baa3		350	345,625
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)(g)
2.375%	10/04/13	Aa3		985	977,008
BTA Bank JSC,
Sr. Unsec’d. Notes (Kazakhstan)
10.75%	07/01/18	NR		1,230	1,306,875
Regions Bank,
Sub. Notes
7.50%	05/15/18	Ba3		250	264,263
US Bancorp, Jr. Sub. Notes
3.442%	02/01/16	A2		1,130	1,126,579

					5,445,901

Commercial Services — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14	B3		213	217,793
9.625%	03/15/18	B3		500	552,500
Bankrate, Inc.,
Gtd. Notes, 144A
11.75%	07/15/15	B2		125	141,875
DP World Ltd., (United Arab Emirates)
Sr. Unsec’d. Notes
6.85%	07/02/37	Baa3		300	276,000
Sr. Unsec’d. Notes, 144A
6.85%	07/02/37	Ba1		320	294,400
Education Management LLC / Education Management Finance Corp.,
Gtd. Notes(a)
8.75%	06/01/14	B2		150	153,563
Europcar Groupe SA,
Sec’d. Notes, 144A (France)
4.593%(c)	05/15/13	B3	EUR	100	139,594
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
9.75%	03/15/17	B3		125	134,688
Hertz Holdings Netherlands BV,
Sr. Sec’d. Notes, 144A (Netherlands)
8.50%	07/31/15	B1	EUR	175	266,609
iPayment, Inc.,
Gtd. Notes
9.75%	05/15/14	Caa1		50	49,750
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3		200	204,000
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B1		400	435,000
PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.25%	03/01/16	Ba2		825	897,187
Seminole Indian Tribe of Florida, Notes, 144A
7.75%	10/01/17	Ba1		150	158,625
Service Corp. International,
Sr. Unsec’d. Notes
8.00%	11/15/21	Ba3		350	381,500
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.,
Gtd. Notes
10.75%	08/01/16	B1		725	792,062
United Rentals North America, Inc.,
Gtd. Notes
8.375%	09/15/20(a)	Caa1		425	444,125
10.875%	06/15/16	B2		75	86,625

					5,625,896

Computer Hardware — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.20%	12/01/15	A2		2,295	2,253,968
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.00%	01/05/16	Aa3		2,275	2,213,322

					4,467,290

Computer Services & Software — 0.1%
Aspect Software, Inc.,
Sr. Notes, 144A
10.625%	05/15/17	Caa1		75	80,250
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes
6.875%	01/15/20	Ba2		175	189,000
First Data Corp.,
Gtd. Notes
11.25%	03/31/16	Caa2		475	473,219
Gtd. Notes, 144A
12.625%	01/15/21	Caa1		1,750	1,898,750
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B+(d)		350	355,687
8.875%	08/15/20	B1		300	329,250
JDA Software Group, Inc.,
Gtd. Notes
8.00%	12/15/14	B1		325	355,875
MedAssets, Inc.,
Gtd. Notes, 144A
8.00%	11/15/18	B3		225	230,063
Seagate HDD Cayman,
Gtd. Notes, 144A (Cayman Islands)(a)
6.875%	05/01/20	Ba1		275	274,312
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba1		25	26,219
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Baa3		72	83,880

					4,296,505

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15(a)	Baa1		3,025	3,144,823
9.25%	08/06/19	Baa1		750	978,804

					4,123,627

Construction
Aeropuertos Argentina 2000 SA,
Sr. Sec’d. Notes, 144A (Argentina)
10.75%	12/01/20	B2		386	416,988
Dycom Investments, Inc.,
Sr. Sub. Notes, 144A
7.125%	01/15/21	Ba3		350	356,125

					773,113

Consumer Products & Services — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.25%	03/01/18	B2		250	261,875
Controladora Mabe SA CV,
Gtd. Notes, 144A (Mexico)
7.875%	10/28/19	BBB-(d)		550	591,250
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		75	79,688
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1		150	151,500
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3		725	821,062

					1,905,375

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, (Ireland)
Gtd. Notes, 144A
9.25%	10/15/20	B-(d)	EUR	350	518,338
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3		150	160,500
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		125	136,719
7.375%	09/01/19	Ba1		75	81,187
Berry Plastics Corp.,
Sec’d. Notes, 144A
9.75%	01/15/21	Caa1		100	99,000
BWAY Holding Co.,
Gtd. Notes, 144A
10.00%	06/15/18	B3		475	522,500
Crown Americas LLC / Crown Americas Capital Corp. II,
Gtd. Notes
7.625%	05/15/17	Ba3		25	27,313
Crown European Holdings SA,
Sr. Notes, 144A (France)
7.125%	08/15/18	Ba1	EUR	75	110,275
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	B3		200	214,250
9.50%	06/15/17	B3		100	111,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/19	Ba2		25	27,313
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		100	109,625
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	B3		225	256,500
Sealed Air Corp.,
Sr. Notes
7.875%	06/15/17	Baa3		25	27,956
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
7.25%	08/15/16	Ba3		50	54,250
Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		475	496,375

					2,953,101

Distribution/Wholesale
KAR Auction Services, Inc.,
Gtd. Notes
10.00%	05/01/15	Caa1		125	131,719
Minerva Overseas II Ltd.,
Gtd. Notes, 144A (Cayman Islands)
10.875%	11/15/19	B3		485	534,712

					666,431

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1		125	133,281
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2		500	531,250
Cooper US, Inc.,
Gtd. Notes
2.375%	01/15/16	A3		570	559,465

					1,223,996

Electric — 0.5%
AES Andres Dominicana/Itabo Dominicana,
Gtd. Notes, 144A (Cayman Islands)
9.50%	11/12/20	B-(d)		200	213,000
Aguila 3 SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
7.875%	01/31/18	B2		300	306,000
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2		1,965	1,853,341
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.50%	02/15/21	B1		625	646,875
7.875%	07/31/20	B1		100	106,250
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)
7.375%	10/21/20	Ba2		725	703,250
Duke Energy Carolinas LLC, First Mortgage
5.30%	02/15/40	A1		790	776,416
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	Baa1		650	567,363
Electricite de France,
Sr. Unsec’d. Notes, 144A (France)(g)
6.95%	01/26/39	Aa3		250	290,663
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2		1,715	1,799,160
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B3		450	446,625
Sr. Unsec’d. Notes, 144A
9.50%	10/15/18	B3		100	104,000
Georgia Power Co.,
Sr. Unsec’d. Notes(a)
4.75%	09/01/40	A3		770	689,549
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes (Israel)
9.375%	01/28/20	Baa2		1,100	1,325,598

Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A (South Korea)(g)
3.125%	09/16/15	A1		195	189,806
LG&E And KU Energy LLC, Notes, 144A(g)
2.125%	11/15/15	Baa2		1,220	1,160,085
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.75%	01/20/20	Ba2		1,320	1,485,000
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		750	779,880
Nisource Finance Corp.,
Gtd. Notes
6.25%	12/15/40	Baa3		1,100	1,123,046
NRG Energy, Inc.,
Gtd. Notes, 144A
7.625%	01/15/18(a)	B1		2,025	2,100,937
8.25%	09/01/20	B1		725	754,000
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.50%	03/15/40	A1		1,045	1,057,413
Progress Energy, Inc.,
Sr. Unsec’d. Notes(a)
4.40%	01/15/21	Baa2		770	764,277
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		735	725,142
5.70%	12/01/36	A2		225	230,566
RusHydro JSC via RusHydro Finance Ltd.,
Sec’d. Notes, MTN (Ireland)
7.875%	10/28/15	Ba1	RUB	13,700	480,864

					20,679,106

Electronic Components & Equipment
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		830	828,730
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16	Ba1		50	56,750
NXP BV / NXP Funding LLC, (Netherlands)
Gtd. Notes
9.50%	10/15/15	Caa2		100	106,250
Sr. Sec’d. Notes, 144A
9.75%	08/01/18	B3		150	168,000

					1,159,730

Energy — Alternate Sources
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes (Philippines)
7.39%	12/02/24	Ba3		900	1,025,918

Entertainment & Leisure — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
8.75%	06/01/19	B1		500	542,500
Ameristar Casino,
Sr. Notes, 144A
7.50%	04/15/21	NR		350	346,937
Ameristar Casinos, Inc.,
Gtd. Notes
9.25%	06/01/14	B2		300	329,625
Cedar Fair LP / Canada’s Wonderland Co.,
Gtd. Notes, 144A
9.125%	08/01/18	B2		175	189,875
Cirsa Funding Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/18	B3	EUR	150	216,831
Codere Finance Luxembourg SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.25%	06/15/15	B2	EUR	725	1,045,446
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.75%	12/01/16	B2		400	450,000
Isle of Capri Casinos, Inc.,
Gtd. Notes, 144A
7.75%	03/15/19	B3		225	223,875
Lions Gate Entertainment, Inc.,
Sec’d. Notes, 144A(a)
10.25%	11/01/16	B1		250	265,000
NCL Corp. Ltd. (Bermuda)
Sr. Notes, 144A
9.50%	11/15/18	Caa1		100	105,250
Sr. Sec’d. Notes
11.75%	11/15/16	B2		325	375,375
NetFlix, Inc.,
Gtd. Notes
8.50%	11/15/17	Ba2		250	281,562
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sec’d. Notes, 144A
8.875%	04/15/17	B2		100	102,250
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.625%	08/01/17	B1		75	81,750
8.75%	05/15/20	Caa1		350	364,000
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2		350	375,812
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3		350	374,500
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.25%	12/01/18	B1		175	180,250
Speedway Motorsports, Inc.,
Gtd. Notes
8.75%	06/01/16	Ba2		900	986,625
Travelport LLC,
Gtd. Notes
11.875%	09/01/16	Caa2		25	23,313
Universal City Development Partners Ltd. / UCDP Finance, Inc.,
Gtd. Notes
8.875%	11/15/15	B3		125	136,094
10.875%	11/15/16	B3		200	224,500

					7,221,370

Environmental Control — 0.1%
Darling International, Inc.,
Gtd. Notes, 144A
8.50%	12/15/18	B2		75	81,562
Waste Management, Inc.,
Gtd. Notes
4.75%	06/30/20	Baa3		1,580	1,604,700
6.10%	03/15/18	Baa3		785	875,638

					2,561,900

Equipment Services
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes, 144A
8.25%	02/01/21	Caa1		25	26,000

Farming & Agriculture — 0.1%
Bunge Ltd Finance Corp.,
Gtd. Notes
4.10%	03/15/16	Baa2	470	471,170
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	530	562,542
MHP SA,
Gtd. Notes (Luxembourg)
10.25%	04/29/15	B3	1,060	1,134,200

				2,167,912

Financial — Bank & Trust — 1.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A (Turkey)
5.125%	07/22/15(a)	Ba1	950	953,610
6.50%	03/09/18	Ba1	150	152,625
BAC Capital Trust VI, Ltd. Gtd. Notes
5.625%	03/08/35	Aa3	695	606,492
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	A2	2,225	2,284,354
6.50%	08/01/16	A2	1,730	1,914,460
7.375%	05/15/14	A2	4,150	4,686,695
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	995	1,039,857
Sub. Notes
5.75%	08/15/16	A3	165	174,166
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.125%	01/08/20	Aa3	810	824,018
5.20%	07/10/14	Aa3	435	470,142
6.75%	05/22/19	Aa3	255	288,000
BB&T Capital Trust II, Ltd. Gtd. Notes
6.75%	06/07/36	A1	170	170,591
BNP Paribas,
Gtd. Notes (France)
5.00%	01/15/21	Aa2	1,335	1,347,079
Capital One Capital IV, Ltd., Gtd. Notes
6.745%(c)	02/05/82	Baa1	365	366,369
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.375%	05/23/14	Baa1	225	258,253
CIT Group, Inc.,(a)
Sec’d. Notes
7.00%	05/01/17	B3	1,425	1,426,781
Sec’d. Notes, 144A
6.625%	04/01/18	B3	950	963,888
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)(g)
3.50%	03/19/15	Aa1	300	307,118
Cosan Finance Ltd.,
Gtd. Notes (Cayman Islands)
7.00%	02/01/17	NR	100	109,000
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1	1,935	1,933,295
6.25%	05/01/13	Baa1	565	612,864
Sub. Notes
8.25%	03/01/38	Baa2	215	256,577
HSBC Holdings PLC, (United Kingdom)
Sr. Unsec’d. Notes
5.10%	04/05/21	AA-(d)	2,390	2,402,263
Sub. Notes
6.50%	05/02/36	A1	630	644,862
ICICI Bank Ltd., Jr. Sub. Notes (India)
6.375%(c)	04/30/22	Ba1	450	447,750
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	256,392
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	Ba3	400	429,800
Sr. Unsec’d. Notes
8.25%	12/15/20	B1	1,025	1,123,656
8.875%	09/01/17(a)	B1	300	338,250
Sr. Unsec’d. Notes, 144A
8.875%	09/15/15	B1	700	770,000
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1	500	517,500
Intesa Sanpaolo SpA,
Sr. Notes, 144A (Italy)(g)
3.625%	08/12/15	Aa2	615	594,364
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15	Baa1	1,225	1,237,801
5.10%	03/24/21	Baa1	405	402,500
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba1	315	330,980
Nielsen Finance LLC / Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	B2	49	57,698
11.625%	02/01/14	B2	130	153,075
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A (Sweden)(a)(g)
2.125%	01/14/14	Aa2	700	698,378
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	2,060	2,129,725
4.375%	08/11/20	A3	1,100	1,095,049
Provident Funding Associates LP/ PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19	B2	200	208,750
Sr. Sec’d. Notes, 144A
10.25%	04/15/17	Ba3	175	195,125
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3	260	264,875
Royal Bank of Scotland PLC (The),
Gtd. Notes (United Kingdom)
3.40%	08/23/13	Aa3	2,150	2,199,226
Standard Bank PLC,
Sub. Notes, MTN (United Kingdom)
8.125%	12/02/19	Baa3	760	813,960
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(g)
3.85%	04/27/15	A2	650	665,188
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1	800	795,229

Synovus Financial Corp.,
Sub. Notes
5.125%	06/15/17	B3		225	209,881
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
4.875%	08/04/20	Aa3		290	292,404
US Bank NA,
Sub. Notes
3.778%(c)	04/29/20	Aa3		2,790	2,841,275
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.875%	05/29/18	Baa1		540	585,900
Wells Fargo & Co.,
Notes, MTN
4.60%	04/01/21	A1		3,425	3,387,000
Zions Bancorporation,
Sr. Unsec’d. Notes
7.75%	09/23/14	BBB-(d)		175	190,053

					47,425,143

Financial Services — 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.,
Gtd. Notes (Ireland)
8.70%	08/07/18	Baa1		500	618,750
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Gtd. Notes, 144A (Ireland)
7.875%	09/25/17	Ba1		400	423,000
Alfa MTN Issuance Ltd.,
Gtd. Notes, MTN (Cyprus)
8.00%	03/18/15	Ba1		250	269,063
Ally Financial, Inc.,
Gtd. Notes
8.00%	11/01/31	B1		450	490,500
Gtd. Notes, 144A
6.25%	12/01/17	B1		525	534,844
7.50%	09/15/20	B1		500	533,125
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		885	1,057,171
AMO Escrow Corp.,
Sr. Sec’d. Notes, 144A
11.50%	12/15/17	B2		200	213,500
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		1,125	1,141,126
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	A1		635	673,292
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A (France)(g)
4.375%	04/04/16	BBB(d)		1,620	1,612,386
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.00%	12/15/17	B2		500	520,000
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A(a)
9.125%	12/01/16	B1		270	253,800
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A(a)
9.50%	12/14/16	B(d)		850	915,277
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3		640	661,791
5.375%	08/09/20	A3		1,000	1,029,453
5.50%	10/15/14	A3		1,540	1,661,044
6.125%	05/15/18	A3		3,730	4,068,352
6.50%	08/19/13	A3		500	546,677
Unsec’d. Notes
8.50%	05/22/19	A3		400	493,550
Conti-Gummi Finance BV, (Netherlands)
Gtd. Notes, 144A
6.50%	01/15/16	B1	EUR	50	72,991
7.50%	09/15/17	B1	EUR	75	111,639
Sr. Sec’d. Notes, 144A
8.50%	07/15/15	B1	EUR	125	194,864
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		1,679	1,819,789
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1		400	514,587
DTEK Finance BV,
Gtd. Notes (Netherlands)
9.50%	04/28/15	B2		685	725,209
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.875%	12/01/15	B2		25	25,313
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17	B-(d)		2,876	3,429,630
EC Finance PLC,
Gtd. Notes, 144A (United Kingdom)
9.75%	08/01/17	B2	EUR	100	158,017
ERAC USA Finance LLC,(g)
Gtd. Notes, 144A
2.25%	01/10/14	Baa1		430	428,967
5.25%	10/01/20	Baa1		550	566,317
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		540	585,900
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.75%	02/01/21	Ba2		1,350	1,333,122
12.00%	05/15/15	Ba2		350	440,528
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.10%	01/07/14	Aa2		6,995	6,999,155
4.625%	01/07/21	Aa2		3,140	3,092,341
Sr. Unsec’d. Notes, MTN
6.875%	01/10/39	Aa2		1,775	1,980,888
Sub. Notes(a)
5.30%	02/11/21	Aa3		1,085	1,102,001
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A1		183	175,847
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1		3,305	3,329,388
6.00%	06/15/20	A1		445	470,421
6.25%	02/01/41	A1		720	717,018
Sr. Unsec’d. Notes
7.50%	02/15/19	A1		3,780	4,390,788
HBOS PLC,
Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Baa3		170	127,924
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	135,843
8.50%	07/15/19	Baa2		305	359,808
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.40%	06/24/15	Aa3		915	920,616
3.70%	01/20/15	Aa3		2,280	2,345,468
4.65%	06/01/14	Aa3		1,425	1,523,111

6.00%	01/15/18	Aa3		1,830	2,006,566
JPMorgan Chase Capital XXII, Ltd. Gtd. Notes
6.45%	01/15/87	Aa3		365	367,336
Lloyds TSB Bank PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.50%	09/14/20	Baa2		1,940	1,907,226
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		600	666,415
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		355	376,320
Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15(a)	A2		825	810,964
4.00%	07/24/15	A2		5,280	5,365,958
4.20%	11/20/14	A2		1,295	1,336,962
7.30%	05/13/19	A2		830	933,550
Sr. Unsec’d. Notes, MTN
4.10%	01/26/15	A2		1,710	1,755,688
6.00%	04/28/15	A2		625	680,691
MU Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)(a)
8.375%	02/01/17	NR		400	423,500
Nuveen Investments, Inc.,
Gtd. Notes(a)
10.50%	11/15/15	Caa3		1,675	1,721,062
Gtd. Notes, 144A
10.50%	11/15/15	Caa3		25	25,563
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa3		375	330,938
Pinafore LLC / Pinafore, Inc.,
Sec’d. Notes, 144A(a)
9.00%	10/01/18	B1		650	705,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	B3		125	130,469
10.625%	04/01/17	CCC+(d)		25	26,813
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19	Ba2		125	137,188
RSHB Capital SA For OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
6.299%	05/15/17	Baa1		1,150	1,203,187
SLM Corp.,
Sr. Notes, MTN
6.25%	01/25/16	Ba1		665	693,262
Sr. Unsec’d. Notes, MTN
5.05%	11/14/14	Ba1		125	126,179
5.125%	08/27/12	Ba1		420	433,455
5.375%	05/15/14	Ba1		575	596,268
8.45%	06/15/18	Ba1		850	952,000
Societe Generale,
Sr. Unsec’d. Notes, 144A (France)(a)(g)
3.50%	01/15/16	Aa2		855	843,817
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		300	274,125
Svensk Exportkredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1		345	381,623
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		460	476,525
TNK-BP Finance SA,
Gtd. Notes, 144A (Luxembourg)
7.25%	02/02/20	Baa2		359	394,900
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A (Germany)
8.125%	12/01/17	B1		475	499,937
Vnesheconombank Via VEB Finance Ltd.,
Bank Gtd. Notes, 144A (Ireland)
6.902%	07/09/20	BBB(d)		1,000	1,076,200
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, 144A, PIK (Luxembourg)
12.25%	07/15/17	B3		455	550,349
Yasar Holdings SA Via Willow No 2,
Sec’d. Notes (Luxembourg)
9.625%	10/07/15	NR		350	368,375
Ziggo Bond Co. BV,
Gtd. Notes, 144A (Netherlands)
8.00%	05/15/18	B2	EUR	200	294,068

					84,666,920

Food — 0.2%
Arcor,
Sr. Unsec’d. Notes, 144A (Argentina)
7.25%	11/09/17	B1		200	211,324
Avangardco Investments Public Ltd.,
Sr. Unsec’d. Notes (Cyprus)
10.00%	10/29/15	NR		400	388,000
BFF International Ltd.,
Gtd. Notes, 144A (Brazil)
7.25%	01/28/20	Ba1		360	388,800
Blue Merger,
Gtd. Notes, 144A
7.625%	02/15/19	B3		825	836,344
Campofrio Food Group SA,
Gtd. Notes, 144A (Spain)
8.25%	10/31/16	B1	EUR	50	72,631
Delhaize Group SA,
Gtd. Notes (Belgium)
6.50%	06/15/17	Baa3		780	877,317
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
4.875%	06/30/20	Baa2		850	851,882
JBS Finance II Ltd.,
Gtd. Notes, 144A (Brazil)
8.25%	01/29/18	B1		425	436,687
JBS USA LLC / JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1		50	58,000
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		1,080	1,153,533
Land O’lakes Capital Trust I, Ltd., Gtd. Notes, 144A
7.45%	03/15/28	Ba2		250	226,250
Michael Foods, Inc.,
Sr. Notes, 144A
9.75%	07/15/18	Caa1		300	327,750
R&R Ice Cream PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
8.375%	11/15/17	B2	EUR	100	137,468
Smithfield Foods, Inc.,
Sr. Sec’d. Notes
10.00%	07/15/14	Ba3		50	58,875
Sr. Unsec’d. Notes
7.75%	07/01/17	B3		75	80,625

TreeHouse Foods, Inc.,
Gtd. Notes
7.75%	03/01/18	Ba2	125	134,687
U.S. Foodservice,
Sr. Notes, 144A(a)
10.25%	06/30/15	Caa2	725	762,156

				7,002,329

Healthcare Services — 0.2%
Aviv Healthcare Properties LP,
Sr. Notes, 144A
7.75%	02/15/19	B1	150	156,375
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1	725	777,562
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.25%	07/01/17	B3	575	612,375
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	300	316,500
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2	625	672,656
Sec’d. Notes, PIK
9.625%	11/15/16	B2	175	188,563
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	335,563
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
6.625%	10/01/20	Ba1	100	102,500
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3	285	282,053
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	325	347,750
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	175	178,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19	B1	950	1,083,000
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa1	25	25,750
8.00%	08/01/20	Caa1	300	312,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	Baa1	305	290,358
4.70%	02/15/21	Baa1	465	470,102
Universal Health Services, Inc.,
Sr. Notes, 144A
7.00%	10/01/18	B1	400	413,000
Vanguard Health Holding Co II LLC/Vanguard Holding Co. II Inc.,
Gtd. Notes, 144A
8.00%	02/01/18	B3	125	127,656
Sr. Notes, 144A
7.75%	02/01/19	B3	200	202,500
Vanguard Health Systems Inc.,
Sr. Notes, 144A
7.48%(s)	02/01/16	Caa1	475	301,625
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1	825	823,077
6.00%	02/15/14	Baa1	660	731,480

				8,751,695

Holding Companies — Diversified
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3	525	538,125
7.75%	10/15/16	Ba3	250	264,375
Susser Holdings LLC / Susser Finance Corp.,
Gtd. Notes
8.50%	05/15/16	B2	575	622,438
Votorantim Cimentos SA,
Gtd. Notes, 144A (Brazil)
7.25%	04/05/41	NR	400	397,580

				1,822,518

Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa2	300	303,375
Sr. Unsec’d. Notes, 144A
9.125%	05/15/19	Caa2	400	404,500
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	269,410
5.625%	02/01/20	Baa3	275	271,688
Standard Pacific Corp.,
Gtd. Notes
10.75%	09/15/16	B3	50	58,250
Sec’d. Notes
8.375%	05/15/18	B3	150	155,812

				1,463,035

Hotels & Motels — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.25%	06/01/17	B3	825	937,406
Gaylord Entertainment Co.,
Gtd. Notes(a)
6.75%	11/15/14	Caa2	75	76,219
Grupo Posadas SAB de CV,
Gtd. Notes, 144A (Mexico)
9.25%	01/15/15	B3	450	435,375
MCE Finance Ltd.,
Sr. Sec’d. Notes (Cayman Islands)
10.25%	05/15/18	B1	325	376,594
MGM Resorts International,
Sr. Sec’d. Notes
9.00%	03/15/20	Ba3	75	82,219
10.375%	05/15/14	Ba3	100	114,500
11.125%	11/15/17	Ba3	950	1,087,750
13.00%	11/15/13	B1	125	150,156
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15	Ba1	125	140,000
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1	100	114,300
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
First Mortgage(a)
7.875%	11/01/17	Ba2	325	348,562

				3,863,081

Independent Power Producers
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2	280	309,767

Industrial Products
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/16	Ba2		75	80,438

Insurance — 0.4%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		165	180,904
Aflac, Inc.,
Sr. Unsec’d. Notes(a)
8.50%	05/15/19	A2		1,340	1,619,887
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		475	564,223
American International Group, Inc.,
Jr. Sub. Notes
6.25%	03/15/87	Baa2		400	366,000
Sr. Unsec’d. Notes
8.25%	08/15/18	Baa1		375	438,577
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.45%	12/15/15	Aa2		1,140	1,132,794
4.25%	01/15/21	Aa2		990	989,636
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		2,170	2,240,547
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1		1,925	1,992,375
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
2.50%	01/11/13	Aa3		1,000	1,017,186
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		1,245	1,325,736
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		855	855,906
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		120	123,158
7.875%	05/15/14	A3		315	363,935
8.875%	05/15/19	A3		620	788,045
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa3		185	197,122
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		730	807,579
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1		280	293,886
6.45%	11/15/19	Baa1		275	296,323
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.553%(c)	10/06/13	A1		190	188,356
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19	A2		500	553,014
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		240	243,874
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.85%	11/15/15	Baa3		490	545,390

					17,124,453

Internet Services
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2		300	324,750
UPC Holding BV, (Netherlands)
Sec’d. Notes, 144A
9.875%	04/15/18	B2		400	442,000
Sr. Sec’d. Notes, 144A
8.375%	08/15/20	B2	EUR	175	254,209

					1,020,959

Machinery & Equipment
Altra Holdings, Inc.,
Sr. Sec’d. Notes
8.125%	12/01/16	B1		100	107,250
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		500	544,375
Sr. Notes, 144A
7.875%	12/01/17	Ba3		250	277,812
Columbus Mckinnon Corp. NY,
Gtd. Notes, 144A
7.875%	02/01/19	B1		125	128,281
Manitowoc Co., Inc. (The),
Gtd. Notes
8.50%	11/01/20	B3		125	134,062
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		525	579,026
Terex Corp.,
Gtd. Notes
10.875%	06/01/16	Ba3		25	29,063

					1,799,869

Manufacturing
Griffon Corp.
Gtd. Notes, 144A
7.125%	04/01/18	Ba3		225	228,937
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		100	108,500
RBS Global, Inc. / Rexnord LLC,
Gtd. Notes(a)
8.50%	05/01/18	Caa1		825	891,000
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.50%	11/01/12	Caa2		75	74,438
SPX Corp.,
Gtd. Notes, 144A
6.875%	09/01/17	Ba1		225	241,875

					1,544,750

Media — 0.5%
Bresnan Broadband Holdings LLC,
Gtd. Notes, 144A(a)
8.00%	12/15/18	B3		225	237,375
British Sky Broadcasting Group PLC, (g)
Gtd. Notes, 144A (United Kingdom)
6.10%	02/15/18	Baa1		480	533,727
9.50%	11/15/18	Baa1		245	323,114
Cablevision Systems Corp.,
Sr. Unsec’d. Notes

7.75%	04/15/18	B1		275	297,000
8.00%	04/15/20	B1		125	136,250
CCH II LLC / CCH II Capital Corp.,
Gtd. Notes
13.50%	11/30/16	B2		125	149,687
CCO Holdings LLC / CCO Holdings Capital Corp.,
Gtd. Notes
7.25%	10/30/17	B2		425	444,125
7.875%	04/30/18	B2		825	876,562
Cequel Communications Holdings I LLC / Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3		1,000	1,042,500
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2		665	686,986
5.625%	08/15/19	Baa2		650	703,744
Grupo Televisa SA,
Sr. Unsec’d. Notes (Mexico)
6.625%	01/15/40	Baa1		655	693,991
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		1,255	1,442,670
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG,
Sec’d. Notes, 144A (Germany)
7.50%	03/15/19	B1	EUR	300	435,787
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	Ba3		250	271,875
McClatchy Co. (The),
Sr. Sec’d. Notes
11.50%	02/15/17	B1		325	365,625
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes(a)
8.50%	10/15/15	B3		150	155,625
Musketeer GmbH,
Sr. Sec’d. Notes, 144A (Germany)
9.50%	03/15/21	Caa1	EUR	200	294,776
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A (Ireland)
8.875%	12/01/18	B2	EUR	200	290,525
NBCUniversal Media LLC,(g)
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		2,505	2,581,776
5.95%	04/01/41	Baa2		545	522,256
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1		1,339	1,326,780
Reader’s Digest Association, Inc. (The),
Sr. Sec’d. Notes(c)
9.50%	02/15/17	B1		375	387,187
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.25%	11/01/17	Ba3		325	362,375
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	B3		1,250	1,406,250
Sr. Sec’d. Notes, 144A
9.75%	09/01/15	Ba3		25	28,063
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1		875	885,755
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18	Baa1		735	853,107
Time Warner Cable, Inc.,
Gtd. Notes
7.50%	04/01/14	Baa2		1,400	1,604,700
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2		590	688,033
Videotron Ltee,
Gtd. Notes (Canada)
9.125%	04/15/18	Ba1		75	84,187
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18	B3		675	712,125
13.00%	08/01/13	B3		100	118,750

					20,943,288

Medical Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
7.375%	01/15/40	Ba1		250	278,277
Ontex IV SA,
Sr. Sec’d. Notes, 144A (Belgium)
7.50%	04/15/18	B+(d)	EUR	100	143,668

					421,945

Medical Supplies & Equipment — 0.1%
Accellent, Inc.,
Gtd. Notes, 144A
10.00%	11/01/17	Caa2		525	525,000
Sr. Sec’d. Notes
8.375%	02/01/17	B1		75	80,437
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Caa1		575	641,125
Gtd. Notes, PIK
10.375%	10/15/17	B3		450	494,437
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	B2		225	227,250
6.625%	11/01/20	B2		250	253,125
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15	Ba1		50	57,313
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.50%	01/15/16	Ba1		1,525	1,520,245
4.40%	03/01/15	Ba1		405	422,624
Universal Hospital Services, Inc.,
Sec’d. Notes
3.834%(c)	06/01/15	B3		125	121,250

					4,342,806

Metals & Mining — 0.6%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1		300	331,500
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	Ba3		450	459,000
Algoma Acquisition Corp.,
Sr. Unsec’d. Notes, 144A (Canada)(a)
9.875%	06/15/15	Caa2		175	159,128
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.95%	01/15/21	Baa3		1,275	1,342,435

ALROSA Finance SA,
Gtd. Notes, 144A (Luxembourg)
7.75%	11/03/20	Ba3		500	534,300
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)(g)
4.45%	09/27/20	Baa1		250	250,113
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
3.75%	08/05/15	Baa3		590	595,838
5.375%	06/01/13	Baa3		1,555	1,653,763
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1		175	195,563
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)
8.00%	08/18/15	Ba1		450	472,500
Cliffs Natural Resources, Inc.,
Sr. Notes
4.875%	04/01/21	Baa3		1,140	1,124,463
Codelco, Inc.,
Sr. Unsec’d. Notes, 144A (Chile)(g)
7.50%	01/15/19	A1		115	138,896
CONSOL Energy, Inc.,
Gtd. Notes
8.00%	04/01/17	B1		775	848,625
8.25%	04/01/20	B1		1,250	1,385,937
Drummond Co., Inc.,
Sr. Unsec’d. Notes
7.375%	02/15/16	B1		270	278,100
Evraz Group SA,
Sr. Unsec’d. Notes (Luxembourg)
8.875%	04/24/13	Ba3		540	593,325
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A (Australia)
7.00%	11/01/15	B1		1,750	1,815,625
Foresight Energy LLC / Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1		275	295,969
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Baa3		1,950	2,149,875
International Coal Group, Inc.,
Sec’d. Notes
9.125%	04/01/18	B2		50	56,750
JMC Steel Group,
Sr. Notes, 144A
8.25%	03/15/18	B3		325	332,312
New World Resources NV,
Sr. Sec’d. Notes, 144A (Netherlands)
7.875%	05/01/18	Ba3	EUR	200	297,611
Novelis, Inc.,
Gtd. Notes, 144A (Canada)
8.75%	12/15/20	B2		425	467,500
Patriot Coal Corp.,
Gtd. Notes
8.25%	04/30/18	B3		350	372,750
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		125	133,750
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
8.95%	05/01/14	A3		1,030	1,239,134
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba1		550	555,571
Ryerson Holding Corp.,
Sr. Sec’d. Notes
16.79%(s)	02/01/15	Caa3		1,450	783,000
Ryerson, Inc.,
Sr. Sec’d. Notes
12.00%	11/01/15	Caa1		450	488,250
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.25%	02/15/18	B3		200	221,000
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2		170	172,805
7.50%	07/27/35	Baa2		320	345,690
Steel Capital SA For OAO Severstal,
Sec’d. Notes, 144A (Luxembourg)
9.75%	07/29/13	Ba3		275	310,750
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2		125	133,125
7.625%	03/15/20	Ba2		150	160,875
7.75%	04/15/16(a)	Ba2		575	612,375
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Baa2		28	34,019
10.25%	05/15/16	Baa2		379	455,747
10.75%	05/15/19	Baa2		50	63,850
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1		75	78,375
United States Steel Corp.,
Sr. Unsec’d. Notes
6.05%	06/01/17	Ba2		650	670,312
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2		1,225	1,363,582
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2		25	25,500
Vedanta Resources PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
9.50%	07/18/18	Ba2		505	552,975

					24,552,563

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1		50	56,375
CDW Escrow Corp.,
Sr. Notes, 144A
8.50%	04/01/19	CCC+(d)		475	475,594
CDW LLC / CDW Finance Corp.,
Gtd. Notes
11.00%	10/12/15	Caa1		300	325,500
Sr. Sec’d. Notes, 144A(a)
8.00%	12/15/18	B2		875	923,125
Xerox Corp.,
Sr. Unsec’d. Notes
5.65%	05/15/13	Baa2		365	393,145
6.35%	05/15/18	Baa2		1,095	1,238,089
6.75%	02/01/17	Baa2		400	459,264
8.25%	05/15/14	Baa2		375	438,390

					4,309,482

Oil & Gas — 1.3%
Alta Mesa Holdings / Alta Mesa Finance Services Corp.,
Sr. Notes, 144A
9.625%	10/15/18	B3	275	279,125
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	365	401,754
8.70%	03/15/19(a)	Ba1	540	661,429
Unsec’d. Notes
6.20%	03/15/40	Ba1	40	38,644
Antero Resources Finance Corp.,
Gtd. Notes
9.375%	12/01/17	B3	750	817,500
Apache Corp.,
Sr. Unsec’d. Notes
5.10%	09/01/40	A3	1,655	1,538,514
Berry Petroleum Co.,
Sr. Sub. Notes
8.25%	11/01/16	B3	250	264,375
Sr. Unsec’d. Notes
6.75%	11/01/20	B2	300	309,375
10.25%	06/01/14	B2	125	145,000
BG Energy Capital PLC,
Gtd. Notes, 144A (United Kingdom)(g)
2.50%	12/09/15	A2	1,135	1,113,738
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	125	140,625
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	553,207
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	244,815
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	1,115	1,121,234
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa1	1,420	1,525,790
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3	650	692,250
Cie Generale de Geophysique-Veritas,
Gtd. Notes (France)
7.50%	05/15/15	Ba3	6	6,165
9.50%	05/15/16	Ba3	100	111,500
Complete Production Services, Inc.,
Gtd. Notes
8.00%	12/15/16	B1	250	263,750
Concho Resources, Inc.,
Gtd. Notes
8.625%	10/01/17	B3	630	696,150
Sr. Notes
7.00%	01/15/21	B3	150	157,875
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Caa2	125	132,289
Continental Resources, Inc.,
Gtd. Notes
7.125%	04/01/21	B1	150	159,375
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	399	445,883
9.75%	03/01/16	B1	75	84,563
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	125	135,516
5.70%	10/15/39	Baa1	595	587,554
5.875%	05/01/19	Baa1	405	444,628
Ensco PLC,
Sr. Unsec’d. Notes (United Kingdom)
3.25%	03/15/16	Baa1	1,595	1,589,134
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.50%	02/01/16	A3	1,145	1,117,889
5.875%	09/15/17	A3	380	425,124
Exterran Holdings, Inc.,
Gtd. Notes, 144A
7.25%	12/01/18	Ba3	550	561,000
Forest Oil Corp.,
Gtd. Notes
7.25%	06/15/19	B1	710	741,950
Gaz Capital SA For Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
7.288%	08/16/37	Baa1	500	540,000
Goodrich Petroleum Corp.,
Gtd. Notes, 144A
8.875%	03/15/19	Caa1	375	375,000
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	300	316,500
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2	1,700	1,718,503
8.125%	02/15/19	Baa2	100	125,535
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	B2	350	366,625
8.00%	02/15/20	B2	175	186,375
KazMunayGas National Co., (Kazakhstan)
Notes
7.00%	05/05/20	BB+(d)	1,675	1,804,812
Sr. Unsec’d. Notes
9.125%	07/02/18	Baa2	1,180	1,424,260
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3	200	206,500
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12	Ba1	75	79,500
Linn Energy LLC / Linn Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20	B2	825	915,750
Lukoil International Finance BV,
Gtd. Notes (Netherlands)
7.25%	11/05/19	Baa2	180	198,585
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	255	286,509
6.00%	10/01/17	Baa1	260	292,591
6.60%	10/01/37	Baa1	405	444,483
MEG Energy Corp.,
Gtd. Notes, 144A (Canada)
6.50%	03/15/21	B3	550	558,937
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2	400	457,160
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2	120	131,382
9.25%	01/15/19	Baa2	715	901,294

NAK Naftogaz Ukraine,
Gov’t. Gtd. Notes (Ukraine)
9.50%	09/30/14	NR	460	506,000
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)(g)
6.05%	01/15/36	Baa1	100	93,460
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	225	237,375
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2	860	863,759
Noble Holding International Ltd.,
Gtd. Notes (Cayman Islands)
6.05%	03/01/41	Baa1	480	477,469
Novatek Finance Ltd., Notes, 144A (Ireland)
6.604%	02/03/21	Baa3	500	525,003
NuStar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3	555	545,910
Oasis Petroleum, Inc.,
Sr. Notes, 144A
7.25%	02/01/19	Caa1	175	177,188
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.50%	08/01/15	B3	250	277,500
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	1,470	1,555,257
6.625%	06/15/35	Baa1	575	576,788
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2	225	254,250
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20	Baa1	585	603,506
5.875%	03/01/18	Baa1	290	307,182
7.875%	03/15/19	Baa1	105	123,279
Petrohawk Energy Corp.,
Gtd. Notes
10.50%	08/01/14	B3	550	631,812
Gtd. Notes, 144A
7.25%	08/15/18	B3	500	515,000
Petroleos de Venezuela SA, (Venezuela)
Gtd. Notes
5.25%	04/12/17	B+(d)	1,317	795,528
Sr. Unsec’d. Notes
4.90%	10/28/14	NR	1,600	1,176,000
5.00%	10/28/15	NR	927	616,404
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)
9.75%	08/14/19	Baa3	340	412,250
Petroplus Finance Ltd.,
Sec’d. Notes, 144A (Bermuda)(a)
9.375%	09/15/19	B2	600	607,500
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.50%	01/15/20	Ba1	150	168,934
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3	560	599,354
6.50%	05/01/18	Baa3	555	623,888
Plains Exploration & Production Co.,
Gtd. Notes
10.00%	03/01/16	B1	150	169,125
Precision Drilling Corp.,
Gtd. Notes, 144A (Canada)
6.625%	11/15/20	Ba2	425	437,750
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1	200	210,000
Quicksilver Resources, Inc.,
Gtd. Notes
9.125%	08/15/19	B2	75	81,656
11.75%	01/01/16	B2	550	640,750
Range Resources Corp.,
Gtd. Notes
6.75%	08/01/20	Ba3	600	639,000
RDS Ultra-Deepwater Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.875%	03/15/17	B3	540	591,300
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.50%	10/19/20(g)	Baa2	410	386,266
6.25%	10/19/40	Baa2	300	283,818
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.00%	09/01/17	Baa3	1,205	1,246,787
Sandridge Energy, Inc.,
Gtd. Notes, 144A
7.50%	03/15/21	B3	325	337,188
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1	865	880,701
6.50%	06/01/16	Baa1	315	359,509
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/19	B1	800	821,000
Southwestern Energy Co.,
Sr. Notes
7.50%	02/01/18	Ba1	550	623,562
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	150	163,875
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
3.75%	02/01/21	Baa2	1,680	1,562,531
Tesoro Corp.,
Gtd. Notes
6.50%	06/01/17	Ba1	125	128,750
9.75%	06/01/19	Ba1	100	113,500
Total Capital Canada Ltd.,
Gtd. Notes (Canada)
1.625%	01/28/14	Aa1	970	988,925
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	1,445	1,597,751
Weatherford International Ltd.,
Gtd. Notes (Bermuda)
6.75%	09/15/40	Baa2	340	352,439
9.625%	03/01/19	Baa2	655	834,194
Whiting Petroleum Corp.,
Gtd. Notes
6.50%	10/01/18	Ba3	50	51,750
Woodside Finance Ltd.,
Gtd. Notes, 144A (Australia)(g)
4.50%	11/10/14	Baa1	235	248,897

				55,859,641

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC / Boise Co-Issuer Co.,
Gtd. Notes
8.00%	04/01/20	B1		125	135,000
Boise Paper Holdings LLC / Boise Finance Co.,
Gtd. Notes
9.00%	11/01/17	B1		75	83,250
Cascades, Inc.,
Gtd. Notes (Canada)
7.75%	12/15/17	Ba3		125	132,031
7.875%	01/15/20	Ba3		100	105,500
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A (Chile)(g)
5.00%	01/21/21	Baa2		660	648,135
Clearwater Paper Corp.,
Gtd. Notes
10.625%	06/15/16	Ba3		25	28,250
Gtd. Notes, 144A
7.125%	11/01/18	Ba3		250	261,875
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba2		150	159,187
8.25%	05/01/16	Ba2		75	84,563
Inversiones CMPC SA,
Gtd. Notes, 144A (Chile)(g)
4.75%	01/19/18	Baa2		460	452,611
Mercer International, Inc.,
Gtd. Notes, 144A
9.50%	12/01/17	B3		250	273,750
P.H. Glatfelter Co.,
Gtd. Notes
7.125%	05/01/16	Ba2		100	102,625
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes, 144A (Ireland)
7.25%	11/15/17	Ba2	EUR	50	73,851
7.75%	11/15/19	Ba2	EUR	75	111,322
Verso Paper Holdings LLC / Verso Paper, Inc.,
Sr. Sec’d. Notes
11.50%	07/01/14	Ba2		90	98,325

					2,750,275

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		880	875,258
Endo Pharmaceuticals Holdings, Inc.,
Gtd. Notes, 144A
7.00%	12/15/20	Ba2		150	155,063
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		995	1,105,396
Giant Funding Corp.,
Sec’d. Notes, 144A(a)
8.25%	02/01/18	B3		200	205,250
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.75%	10/01/17	Ba3		150	147,750
7.00%	10/01/20	Ba3		225	218,250
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC,
Gtd. Notes, 144A (Ireland)
7.75%	09/15/18	B3		1,025	1,073,687

					3,780,654

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa3		635	658,634
6.05%	01/15/18	Baa3		145	158,695
Centerpoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A(g)
5.85%	01/15/41	Baa3		285	282,272
El Paso Corp.,
Notes, MTN
7.75%	01/15/32	Caa1		50	56,029
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3		75	88,407
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		62	68,240
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2		135	140,339
5.50%	09/15/40	Baa2		380	354,467
Energy Transfer Equity LP,
Gtd. Notes
7.50%	10/15/20	Ba2		475	516,563
Enogex LLC,
Sr. Notes, 144A(g)
6.25%	03/15/20	Baa3		375	402,754
Enterprise Products Operating LLC,
Gtd. Notes
3.20%	02/01/16	Baa3		775	770,168
5.95%	02/01/41	Baa3		345	335,568
7.55%	04/15/38	Baa3		1,290	1,513,113
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2		255	290,773
ONEOK Partners LP,
Gtd. Notes
3.25%	02/01/16	Baa2		615	611,965
Regency Energy Partners LP / Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1		275	292,875
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3		300	313,472
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3		560	533,053
6.30%	04/15/40	Baa3		680	706,148

					8,093,535

Real Estate — 0.2%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
10.00%	11/14/16	Ba3		610	631,350
AMB Property LP,
Gtd. Notes
4.50%	08/15/17	Baa1		1,230	1,241,580
6.625%	12/01/19	Baa1		380	419,638
BR Properties SA,
Gtd. Notes, 144A (Brazil)
9.00%	12/31/49	Ba3		400	401,249
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1		200	206,000
11.625%	06/15/17	Ba2		150	177,000
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
11.125%	02/23/18	Ba3		500	507,500
Dar Al-Arkan International Sukuk Co.,
Gtd. Notes (Cayman Islands)
10.75%	02/18/15	Ba2		460	454,710

General Shopping Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
10.00%	11/29/49	Ba3	250	247,494
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A (Argentina)
11.50%	07/20/20	B(d)	638	716,724
Longfor Properties Co. Ltd.,
Gtd. Notes, 144A (Cayman Islands)
9.50%	04/07/16	NR	375	375,000
Realogy Corp.,
Gtd. Notes, 144A
11.50%	04/15/17	Caa3	100	103,250
Regency Centers LP,
Gtd. Notes
6.00%	06/15/20	Baa2	315	319,716
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2	250	286,156

				6,087,367

Real Estate Investment Trusts — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
4.125%	05/15/21	Baa2	545	518,353
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1	140	151,665
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2	610	611,773
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	1,300	1,348,558
Host Hotels & Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	257,812
Kilroy Realty LP,
Gtd. Notes
6.625%	06/01/20	Baa3	670	687,244
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
6.75%	10/15/22	Ba2	450	459,562
Potlatch Corp.,
Gtd. Notes
7.50%	11/01/19	Ba1	125	132,500
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1	125	133,113
Rouse Co LP (The),
Sr. Unsec’d. Notes
6.75%	11/09/15	BB+(d)	225	234,000
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3	210	220,909
5.75%	12/01/15	A3	1,815	2,018,610
6.75%	05/15/14	A3	215	240,249
Ventas Realty LP / Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa3	220	213,431
6.50%	06/01/16	Baa3	50	51,691

				7,279,470

Retail & Merchandising — 0.3%
Arcos Dorados BV,
Gtd. Notes, 144A (Netherlands)
7.50%	10/01/19	Ba2	625	674,860
Chinos Acquisition Corp.,
Sr. Notes, 144A(a)
8.125%	03/01/19	Caa1	350	343,437
Claire’s Escrow Corp.,
Sec’d. Notes, 144A(a)
8.875%	03/15/19	Caa3	425	405,875
Claire’s Stores Inc.,
Gtd. Notes, PIK
10.375%	06/01/15	Caa3	100	99,750
DineEquity, Inc.,
Sr. Unsec’d. Notes, 144A
9.50%	10/30/18	B3	600	651,000
Dunkin Finance Corp.,
Sr. Notes, 144A
9.625%	12/01/18	Caa2	324	330,075
Ferrellgas LP / Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.50%	05/01/21	Ba3	775	751,750
Giraffe Acquisition Corp.,
Sr. Unsec’d. Notes, 144A(a)
9.125%	12/01/18	Caa1	425	412,250
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	1,295	1,432,024
5.95%	04/01/41	Baa1	200	199,443
Inergy LP/ Inergy Finance Corp.,
Gtd. Notes
8.75%	03/01/15	Ba3	16	17,280
Gtd. Notes, 144A
7.00%	10/01/18	Ba3	300	312,000
Sr. Notes, 144A
6.875%	08/01/21	Ba3	150	156,375
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.125%	11/15/23	Ba1	50	51,750
7.40%	04/01/37	Ba1	100	95,250
Limited Brands, Inc.,
Gtd. Notes
7.00%	05/01/20(a)	Ba1	275	291,156
8.50%	06/15/19	Ba1	275	315,562
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.125%	04/15/16	A1	860	839,330
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	165	169,950
Michaels Stores, Inc.,
Gtd. Notes
7.69%(s)	11/01/16	Caa2	250	255,000
Gtd. Notes, 144A
7.75%	11/01/18	Caa1	475	484,500
Needle Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A(a)
8.125%	03/15/19	Caa1	250	252,500
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa1	760	784,867
OSI Restaurant Partners, Inc.,
Gtd. Notes(a)
10.00%	06/15/15	Caa3	325	340,437
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	Caa1	25	25,094
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	B2	150	158,625

QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2		25	26,250
7.50%	10/01/19	Ba2		540	567,000
Rite Aid Corp.,
Gtd. Notes
8.625%	03/01/15	Caa3		200	182,000
Sec’d. Notes(a)
10.25%	10/15/19	Caa2		150	164,063
Sr. Sec’d. Notes
8.00%	08/15/20	B3		175	185,281
9.75%	06/12/16	B3		25	27,750
Toys R Us Property Co. II LLC,
Sr. Sec’d. Notes
8.50%	12/01/17	Ba1		400	430,000
Toys R Us,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1		200	209,500
Wendy’s / Arby’s Restaurants LLC,
Gtd. Notes
10.00%	07/15/16	B3		475	522,500
Yankee Candle Co., Inc.,
Gtd. Notes
8.50%	02/15/15	B2		75	77,813

					12,242,297

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/20	Ba3		25	25,688
8.125%	12/15/17	Ba3		275	286,000
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A(g)
2.375%	11/01/15	A2		225	217,346
MEMC Electronic Materials, Inc.,
Gtd. Notes, 144A
7.75%	04/01/19	B1		450	460,687

					989,721

Telecommunications — 1.0%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	10/16/19	A2		1,270	1,307,840
6.375%	03/01/35	A2		1,020	1,099,703
American Tower Corp.,
Sr. Unsec’d. Notes(a)
7.25%	05/15/19	Baa3		2,839	3,191,175
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38	A2		605	609,780
6.45%	06/15/34	A2		925	952,216
6.70%	11/15/13	A2		2,075	2,335,707
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2		50	50,813
Gtd. Notes, PIK
10.125%	11/01/15	Caa2		700	715,750
Sr. Sec’d. Notes, 144A
7.00%	04/01/19	B1		625	609,375
Buccaneer Merger Sub, Inc.,
Sr. Notes, 144A
9.125%	01/15/19	Caa1		425	450,500
CC Holdings GS V LLC / Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17	Baa3		650	708,500
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15	B2		75	75,938
Clearwire Communications LLC / Clearwire Finance, Inc.,(a)
Sec’d. Notes, 144A
12.00%	12/01/17	Caa2		175	187,031
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	B2		700	756,000
Commscope Inc.,
Gtd. Notes, 144A
8.25%	01/15/19	B3		1,550	1,619,750
Cricket Communications, Inc.,
Gtd. Notes
7.75%	10/15/20	B3		100	100,750
10.00%	07/15/15	B3		125	137,188
Sr. Sec’d. Notes
7.75%	05/15/16	Ba2		1,700	1,806,250
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
10.50%	04/15/18	Caa1		1,080	1,236,600
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
8.25%	09/01/17(a)	B1		225	238,500
12.00%	04/01/14	B1		75	87,938
GeoEye, Inc.,
Sr. Sec’d. Notes
9.625%	10/01/15	Ba3		50	56,563
Inmarsat Finance PLC,
Gtd. Notes, 144A (United Kingdom)
7.375%	12/01/17	Ba2		850	896,750
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A (Luxembourg)
7.25%	04/01/19	B3		450	450,562
7.25%	10/15/20	B3		75	75,000
8.50%	11/01/19	B3		600	645,000
Intelsat Luxembourg SA,
Gtd. Notes (Luxembourg)
11.25%	02/04/17	Caa3		725	792,062
Level 3 Financing, Inc.,
Gtd. Notes
8.75%	02/15/17	Caa1		100	99,250
9.25%	11/01/14	Caa1		150	153,375
Gtd. Notes, 144A
9.375%	04/01/19	Caa1		375	362,812
MetroPCS Wireless, Inc.,
Gtd. Notes(a)
7.875%	09/01/18	B2		750	802,500
Nextel Communications, Inc.,
Gtd. Notes
5.95%	03/15/14	Ba2		150	150,375
7.375%	08/01/15(a)	Ba2		350	351,312
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2		750	766,875
8.875%	12/15/19	B2		706	776,600
10.00%	08/15/16	B2		486	554,040
OTE PLC,
Gtd. Notes, MTN (United Kingdom)
4.625%	05/20/16	Baa1	EUR	900	1,139,955
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		150	161,625
Qwest Communications International, Inc.,
Gtd. Notes
8.00%	10/01/15	Ba2		150	165,562

Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Baa3	50	57,125
8.375%	05/01/16	Baa3	75	89,250
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
7.75%	02/15/17	Ba2	125	131,250
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	Ba3	125	136,094
8.25%	08/15/19	Ba3	650	718,250
SBA Tower Trust,
Sec’d. Notes, 144A(g)
4.254%	04/15/40	A2	1,615	1,682,860
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Ba3	300	276,750
8.75%	03/15/32	Ba3	550	585,062
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	Ba3	1,425	1,587,094
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	565	596,607
6.175%	06/18/14	Baa2	1,445	1,551,491
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
3.992%	02/16/16	Baa1	870	874,210
5.877%	07/15/19	Baa1	1,080	1,135,696
6.221%	07/03/17	Baa1	1,205	1,314,583
Telesat Canada / Telesat LLC, (Canada)
Sr. Sub. Notes
12.50%	11/01/17	Caa1	75	89,438
Sr. Unsec’d. Notes
11.00%	11/01/15	Caa1	525	584,719
Trilogy International Partners LLC / Trilogy International Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	08/15/16	Caa1	400	414,000
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1	715	754,404
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	75	80,344
West Corp.,
Gtd. Notes, 144A
7.875%	01/15/19	B3	550	560,312
8.625%	10/01/18	B3	300	315,750
Wind Acquisition Escrow Bond
144A (Luxembourg)
Zero	07/15/17(a)	NR	455	—
Zero	07/15/17	NR	100	—
Wind Acquisition Finance SA, (Luxembourg)
Gtd. Notes, 144A
11.75%	07/15/17	B2	100	115,000
Sr. Sec’d. Notes, 144A
7.25%	02/15/18	Ba2	400	418,000
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	132,500

				40,878,311

Tobacco
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	645	721,476

Transportation — 0.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes (Bermuda)
9.75%	08/01/18	Ba3	350	387,625
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3	585	538,530
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	361,361
DP World Sukuk Ltd., (Cayman Islands)
Bonds
6.25%	07/02/17	Ba1	630	625,275
Sr. Unsec’d. Notes, 144A
6.25%	07/02/17	Ba1	1,600	1,584,000
Florida East Coast Holdings Corp.,
Sr. Notes, 144A, PIK
11.25%	08/01/17	Caa3	125	127,813
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/01/17	B3	875	913,281
GATX Corp.,
Sr. Unsec’d. Notes
3.50%	07/15/16	Baa1	420	414,895
Georgian Railway LLC,
Sr. Unsec’d. Notes
9.875%	07/22/15	B+(d)	400	430,000
Hertz Corp. (The),
Gtd. Notes, 144A
7.50%	10/15/18	B2	75	77,625
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes (Mexico)
8.00%	02/01/18	B1	225	245,250
Kazakhstan Temir Zholy Finance BV, (Netherlands)
Gtd. Notes
7.00%	05/11/16	Baa3	630	693,000
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	500	521,200
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.25%	04/15/15	Caa1	100	103,250

				7,023,105

Utilities — 0.3%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	A3	425	442,000
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	27,000
8.00%	10/15/17	B1	500	537,500
9.75%	04/15/16	B1	100	114,750
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1	330	347,510
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	1,105	1,049,170
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	669,331

Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		460	509,107
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		125	134,399
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.00%	06/01/16	Ba3		350	381,500
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.15%	12/01/20	Baa3		1,145	1,135,990
Consumers Energy Co., First Mortgage
6.00%	02/15/14	A3		400	444,136
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.25%	09/01/15	Baa2		415	403,394
EDF SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	01/27/20	Aa3		815	830,690
Enel Finance International NV,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	10/07/39	A2		850	772,963
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3		445	435,273
Nevada Power Co., General Ref. Mortgage
6.65%	04/01/36	Baa3		1,505	1,701,217
Northern States Power Co., First Mortgage
5.35%	11/01/39	A1		282	283,306
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2		640	634,294
PNM Resources, Inc.,
Sr. Unsec’d. Notes
9.25%	05/15/15	Ba2		25	28,250
Public Service Co. of Colorado, First Mortgage
3.20%	11/15/20	A2		675	626,531
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		440	463,385
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		235	255,401
United Maritime Group LLC / United Maritime Group Finance Corp.,
Sr. Sec’d. Notes
11.75%	06/15/15	B3		150	155,625
West Penn Power Co., First Mortgage, 144A(g)
5.95%	12/15/17	A3		195	214,351
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa1		110	115,345

					12,712,418

Water
Cia de Saneamento Basico do Estado de Sao Paulo,
Sr. Unsec’d. Notes, 144A (Brazil)
6.25%	12/16/20	BB(d)		300	308,250

TOTAL CORPORATE OBLIGATIONS (cost $494,700,800)					508,576,454

FOREIGN GOVERNMENT BONDS — 2.6%
Arab Republic of Egypt,
Sr. Unsec’d. Notes (Egypt)
5.75%	04/29/20	BB(d)		250	242,200
6.875%	04/30/40	Ba1		825	752,812
Argentina Bonos,
Sr. Unsec’d. Notes (Argentina)
7.00%	10/03/15	B(d)		1,410	1,325,400
7.00%	04/17/17	NR		1,000	930,000
Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2		210	222,075
Bolivarian Republic of Venezuela,
Sr. Unsec’d. Notes (Venezuela)
12.75%	08/23/22	B2		2,035	1,760,275
Brazil Notas do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/12	Baa3	BRL	3,650	2,255,233
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3		420	408,975
City of Buenos Aires,
Sr. Unsec’d. Notes, 144A (Argentina)
12.50%	04/06/15	B2		680	754,800
Dominican Republic International,
Sr. Unsec’d. Notes (Dominican Republic)
7.50%	05/06/21	B(d)		425	432,438
9.04%	01/23/18	B(d)		82	90,580
Eskom Holdings Ltd.,
Sr. Unsec’d. Notes, 144A (South Africa)
5.75%	01/26/21	Baa2		1,000	1,013,750
Grenada Government International Bond, Unsub. Notes (Grenada)(g)
2.50%	09/15/25	B-(d)		480	287,347
Hellenic Republic,
Sr. Unsec’d. Notes (Greece)
4.625%	06/25/13	Ba1		245	210,572
Indonesia Treasury Bond,
Sr. Unsec’d. Notes (Indonesia)
11.00%	12/15/12	BB+(d)	IDR	3,000,000	369,669
Jamaica Government International Bond, (Jamaica)
Sr. Unsec’d. Notes
8.00%	06/24/19	B3		1,025	1,067,025
8.00%	03/15/39	B3		291	288,818
Unsec’d. Notes
10.625%	06/20/17	B3		800	942,000
Jordan Government International Bond, Notes (Jordan)
3.875%	11/12/15	Ba2		200	183,000
Lebanon Government International Bond, Notes (Lebanon)
8.50%	01/19/16	B(d)		200	224,250
Lithuania Government International Bond,
Sr. Unsec’d. Notes, 144A (Lithuania)
6.75%	01/15/15	Baa1		401	436,088
Mexican Bonos,
Bonds (Mexico)
8.50%	11/18/38	Baa1	MXN	15,395	1,291,265
10.00%	11/20/36	Baa1	MXN	38,060	3,702,502
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A (Nigeria)
6.75%	01/28/21	B+(d)		350	346,938
Nota do Tesouro Nacional, Series B,
Notes (Brazil)
6.00%	05/15/15	Ba1	BRL	3,467	4,215,013

Nota do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/14	Baa3	BRL	5,900	3,465,600
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1		750	761,250
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2		460	464,939
Republic of Argentina, (Argentina)
Sr. Unsec’d. Notes
3.169%(c)	12/15/35	NR		2,700	436,050
5.83%(c)	12/31/33	B(d)	ARS	2,370	865,319
8.28%	12/31/33	B(d)		1,743	1,554,129
Unsub. Notes
2.50%	12/31/38	B(d)		1,300	560,950
Republic of Brazil, (Brazil)
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa3		300	306,000
5.625%	01/07/41	Baa3		1,000	982,500
5.875%	01/15/19	Baa3		4,350	4,817,625
7.125%	01/20/37	Baa3		3,800	4,493,500
Unsub. Notes
8.75%	02/04/25	Baa3		400	540,000
11.00%	08/17/40	Baa3		445	597,858
Republic of Congo,
Sr. Unsec’d. Notes (Congo)(g)
3.00%	06/30/29	NR		166	97,256
Republic of Fiji,
Sr. Unsec’d. Notes (Fiji)
9.00%	03/15/16	B1		400	395,314
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		850	996,625
Republic of Hungary,
Sr. Unsec’d. Notes (Hungary)
6.25%	01/29/20	Baa3		526	535,205
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
5.875%	03/13/20	Ba1		669	713,321
6.875%	01/17/18	Ba2		1,000	1,132,500
7.75%	01/17/38	Ba2		980	1,168,650
11.625%	03/04/19	Ba1		881	1,264,235
Republic of Iraq,
Bonds (Iraq)
5.80%	01/15/28	NR		4,490	4,119,575
Republic of Lebanon, (Lebanon)
Sr. Unsec’d. Notes, MTN
8.50%	08/06/15	B(d)		39	43,583
Sr. Unsub. Notes
8.25%	04/12/21	B(d)		540	615,600
Unsub. Notes
9.00%	05/02/14	B(d)		347	388,640
Unsub. Notes, MTN
9.00%	03/20/17	NR		600	691,500
Republic of Lithuania, (Lithuania)
Sr. Unsec’d. Notes
7.375%	02/11/20	BBB(d)		1,149	1,281,135
Sr. Unsec’d. Notes, 144A (g)
6.75%	01/15/15	Baa1		730	794,582
Republic of Pakistan,
Unsec’d. Notes (Pakistan)
6.875%	06/01/17	B3		100	81,750
7.125%	03/31/16	B3		180	152,427
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
5.625%	11/18/50	Baa3		850	769,250
6.55%	03/14/37	Baa3		700	757,750
7.125%	03/30/19	Baa3		350	413,000
8.75%	11/21/33	Baa3		300	402,750
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba3		2,825	2,973,312
Sr. Unsec’d. Notes
8.375%	06/17/19	BB(d)		400	504,000
Republic of Serbia,
Sr. Unsec’d. Notes (Serbia)
6.75%	11/01/24	BB(d)		1,437	1,440,927
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3		700	741,125
6.50%	06/02/14	A3		430	480,525
Republic of Turkey, (Turkey)
Bonds
10.50%	01/15/20	NR	TRY	1,700	1,176,970
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2		750	765,000
6.75%	04/03/18	Ba2		500	557,500
6.75%	05/30/40	Ba2		1,350	1,400,625
7.00%	03/11/19	Ba2		3,530	3,988,900
7.00%	06/05/20	Ba2		2,000	2,260,000
Sr. Unsec’d. Notes
7.375%	02/05/25	B1		100	115,250
Sr. Unsec’d. Notes
8.00%	02/14/34	Ba2		1,440	1,725,840
Republic of Vietnam,
Bonds (Vietnam)
6.75%	01/29/20	Ba3		1,700	1,774,375
Russian Federation, (Russia)
Sr. Unsec’d. Notes
7.50%	03/31/30	Baa1		14,350	16,727,198
Sr. Unsec’d. Notes, 144A
7.85%	03/10/18	Baa1	RUB	10,000	359,454
South Africa Government Bond,
Sr. Unsec’d. Notes (South Africa)
6.25%	03/08/41	A3		300	309,186
Turkey Government Bond,
Bonds (Turkey)
11.00%	08/06/14	NR	TRY	750	513,665
14.00%	09/26/12	NR	TRY	400	276,675
Ukraine Government International, (Ukraine)
Bonds
7.75%	09/23/20	B+(d)		650	669,500
Bonds, 144A
7.75%	09/23/20	B2		300	309,375
Sr. Unsec’d. Notes
6.58%	11/21/16	B2		830	841,620
United Mexican States, (Mexico)
Sr. Unsec’d. Notes
6.05%	01/11/40	Baa1		300	309,000
Sr. Unsec’d. Notes, MTN
5.95%	03/19/19	Baa1		2,080	2,318,160
6.375%	01/16/13	Baa1		205	222,938
Uruguay Government International,
Sr. Unsec’d. Notes (Uruguay)
7.625%	03/21/36	Ba1		100	119,500
Venezuela Government International Bond,
Sr. Unsec’d. Notes (Venezuela)
5.75%	02/26/16	B2		2,080	1,539,200
7.65%	04/21/25	B2		930	567,300
7.75%	10/13/19	B2		1,500	1,029,750

8.50%	10/08/14	B2	1,000	912,000
9.25%	09/15/27	B2	1,400	1,032,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $107,113,508)				108,374,763

MUNICIPAL BONDS — 0.4%

Arizona
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1	1,365	1,231,653

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	510	512,570
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,065	1,064,010
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	640	672,096
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	273,779

				2,522,455

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.00%	11/01/38	Aa2	770	758,635

District of Columbia
District of Columbia,
Revenue Bonds
5.25%	12/01/34	Aa1	770	792,076
5.591%	12/01/34	Aa1	120	120,721

				912,797

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.00%	07/01/20	A1	1,520	1,650,553

Illinois
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	480	460,781
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	695	689,447
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	300	295,215

				1,445,443

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	119,924

Maryland
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,160,314
5.888%	07/01/43	Aa3	360	374,681

				1,534,995

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	73,682
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	309,176
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	80	82,222
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	271,137
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	1,205	1,168,754
Tompkins County Industrial Development Agency,
Revenue Bonds
5.00%	07/01/37	Aa1	780	779,938

				2,684,909

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa1	60	62,231

Texas
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	1,100	1,081,058

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,060	1,110,255

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa	1,130	1,063,703
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1	120	116,666
Virginia Public Building Authority,
Revenue Bonds
5.90%	08/01/30	Aa1	1,015	1,072,825

				2,253,194

TOTAL MUNICIPAL BONDS (cost $18,115,216)				17,368,102

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.788%(c)	02/25/34	BB(d)	67	60,692
Series 2004-D, Class 2A2
2.956%(c)	05/25/34	AAA(d)	34	31,723
Series 2004-H, Class 2A2
3.17%(c)	09/25/34	A2	50	46,525
Series 2004-I, Class 3A2
4.807%(c)	10/25/34	A1	28	27,517
Series 2005-J, Class 2A1

3.123%(c)	11/25/35	Caa2	259	210,582
Series 2005-J, Class 3A1
5.249%(c)	11/25/35	Caa1	95	89,052
Credit Suisse Mortgage Capital Certificates,(g)
Series 2010-1R, Class 12A1, 144A
3.353%(c)	03/27/36	AAA(d)	209	209,367
Series 2010-1R, Class 42A1, 144A
5.00%	10/27/36	AAA(d)	175	173,448
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	23	5,003
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	31	240
Series 3195, Class PN
6.50%	08/15/30	Aaa	64	64,511
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.006%(c)	07/25/35	Ba3	854	835,046
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	291	294,276
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
5.009%(c)	09/25/35	BBB(d)	210	194,331
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.855%(c)	01/25/34	AAA(d)	75	76,407
Series 2005-AR2, Class 2A2
2.744%(c)	03/25/35	B2	51	46,057
Series 2006-AR16, Class A1
5.468%(c)	10/25/36	Caa2	241	197,273

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,639,263)				2,562,050

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc. Notes(a) (cost $2,997,136)
2.50%	05/15/14		3,000	3,096,771

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.6%
Federal Home Loan Mortgage Corp.
2.565%(c)	02/01/35		133	138,656
2.702%(c)	07/01/35		30	32,033
2.94%(c)	09/01/32		4	4,135
4.00%	10/01/25-12/01/40		17,862	17,882,770
4.50%	04/01/19-09/01/40		14,163	14,418,083
5.00%	10/01/18-08/01/40		15,589	16,362,315
5.053%(c)	03/01/36		105	111,546
5.055%(c)	11/01/35		69	73,637
5.179%(c)	02/01/37		89	94,105
5.294%(c)	02/01/37		372	391,572
5.342%(c)	04/01/37		725	769,568
5.388%(c)	01/01/36		25	26,718
5.431%(c)	02/01/37		304	319,577
5.50%	12/01/18-05/01/40		4,956	5,302,840
5.769%(c)	02/01/37		127	134,996
5.931%(c)	12/01/36		31	33,628
5.932%(c)	01/01/37		47	49,547
5.986%(c)	10/01/36		90	95,826
6.00%	10/01/32-08/01/38		818	888,808
6.002%(c)	11/01/36		108	117,019
6.09%(c)	10/01/36		108	116,268
6.238%(c)	08/01/36		154	166,160
7.00%	11/01/30-06/01/32		15	16,903
Federal National Mortgage Assoc.
2.565%(c)	11/01/35		78	82,154
2.61%(c)	07/01/35		67	70,034
3.50%	11/01/25-12/01/25		4,643	4,662,147
4.00%	08/01/25-12/01/40		20,099	20,042,018
4.50%	05/01/19-04/01/41		117,087	119,589,815
5.00%	03/01/18-09/01/40		43,009	45,184,915
5.287%(c)	12/01/35		72	76,713
5.291%(c)	12/01/35		62	66,114
5.402%(c)	09/01/37		117	124,298
5.435%(c)	12/01/35		74	79,497
5.487%(c)	12/01/35		19	20,719
5.495%(c)	01/01/37		157	166,222
5.50%	01/01/17-05/01/40		75,564	81,080,951
5.733%(c)	08/01/37		162	172,408
5.785%(c)	11/01/37		390	415,981
5.892%(c)	12/01/36		93	98,338
5.976%(c)	09/01/36		83	89,950
6.00%	04/01/21-04/01/40		41,283	45,019,098

6.035%(c)	08/01/36	110		115,011
6.50%	07/01/32-03/01/38	10,782		12,112,428
7.00%	01/01/31-04/01/37	118		135,095
Government National Mortgage Assoc.
4.50%	11/20/40	1,792		1,849,106
5.00%	07/15/33-06/15/40	10,411		11,060,118
5.50%	10/20/32-11/15/34	232		252,796
6.00%	01/20/33	6		6,036
6.50%	09/20/32-12/20/33	27		30,991
7.00%	03/15/13-12/15/13	24		25,833
8.00%	12/15/16-07/15/23	12		13,076
8.50%	06/15/16-10/15/26	34		37,979
9.50%	03/15/19-01/15/20	1		1,986
12.00%	09/15/13	—	(r)	30

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $398,841,367)				400,228,567

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bond
4.625%	02/15/40	26,810		27,337,835
U.S. Treasury Notes
1.00%	08/31/11	96,510		96,841,802
1.25%	03/15/14(a)	11,295		11,291,499
1.75%	08/15/12	21,105		21,471,045
2.25%	05/31/14	40,730		41,872,354
2.625%	04/30/16-08/15/20	20,830		21,163,178
3.125%	09/30/13	5,140		5,406,638

TOTAL U.S. TREASURY OBLIGATIONS (cost $225,301,963)				225,384,351

TOTAL LONG-TERM INVESTMENTS (cost $3,639,374,595)				4,047,253,518

	Shares
SHORT-TERM INVESTMENT — 7.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $320,960,287; includes $187,981,559 of cash collateral for securities on loan)(b)(w)	320,960,287	320,960,287

TOTAL INVESTMENTS(o) — 104.6% (cost $3,960,334,882)		4,368,213,805

Liabilities in excess of other assets(x) — (4.6)%		(193,746,507)

NET ASSETS — 100.0%		$4,174,467,298

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PRFC	Preference Shares

ARS	Argentine Peso

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

RUB	Russian Ruble

TRY	Turkish Lira

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,820,188; cash collateral of $187,981,559 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, three securities representing $543 and 0.0% of net assets were fair valued in accordance with policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 05/18/11	Credit Suisse First Boston Corp.	BRL	2,250	$1,321,431	$1,364,224	$42,793
Expiring 05/18/11	Morgan Stanley	BRL	1,340	800,239	812,471	12,232
Chilean Peso,
Expiring 05/18/11	Credit Suisse First Boston Corp.	CLP	101,665	212,000	211,832	(168)
Chinese Yuan,
Expiring 07/07/11	Citigroup Global Markets	CNY	9,130	1,386,169	1,401,677	15,508
Expiring 07/07/11	Citigroup Global Markets	CNY	4,576	700,000	702,512	2,512
Expiring 07/07/11	Citigroup Global Markets	CNY	3,200	478,970	491,277	12,307
Euro,
Expiring 06/09/11	State Street Bank	EUR	50	69,592	70,760	1,168
Mexican Peso,
Expiring 05/18/11	Morgan Stanley	MXN	7,418	607,649	620,834	13,185
Expiring 05/18/11	Morgan Stanley	MXN	5,470	452,855	457,777	4,922
Russian Ruble,
Expiring 06/23/11	Goldman Sachs & Co.	RUB	20,159	703,000	704,213	1,213

				$6,731,905	$6,837,577	$105,672

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 05/18/11	Goldman Sachs & Co.	BRL	6,124	$3,611,000	$3,713,268	$(102,268)
Expiring 05/18/11	Goldman Sachs & Co.	BRL	690	403,000	418,079	(15,079)
Euro,
Expiring 04/05/11	Royal Bank of Scotland	EUR	100	142,590	142,306	284
Expiring 05/18/11	Royal Bank of Scotland	EUR	1,272	1,718,200	1,801,310	(83,110)
Expiring 06/09/11	Goldman Sachs & Co.	EUR	619	873,254	876,013	(2,759)
Expiring 06/09/11	Royal Bank of Scotland	EUR	3,253	4,541,253	4,603,671	(62,418)
Mexican Peso,
Expiring 05/18/11	Royal Bank of Scotland	MXN	5,985	492,248	500,877	(8,629)
Turkish New Lira,
Expiring 05/18/11	Morgan Stanley	TRY	3,273	2,033,783	2,102,373	(68,590)

				$13,815,328	$14,157,897	$(342,569)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,688,490,997	$—	$2,430,640
Preferred Stocks	3,684,770	—	—
Warrants	—	—	43
Asset-Backed Securities	—	29,179,139	1,265,238
Commerical Mortgage-Backed Securities	—	56,099,758	—
Convertible Bonds	—	511,875	—
Corporate Obligations	—	508,390,529	185,925
Foreign Government Bonds	—	108,374,763	—
Municipal Bonds	—	17,368,102	—
Residential Mortgage-Backed Securities	—	2,562,050	—
U.S. Government Agency Obligation	—	3,096,771	—
U.S. Government Mortgage-Backed Securities	—	400,228,567	—
U.S. Treasury Obligations	—	225,384,351	—
Affiliated Money Market Mutual Fund	320,960,287	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(236,897)	—

Total	$3,013,136,054	$1,350,959,008	$3,881,846

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#	Value
LONG-TERM INVESTMENTS — 99.1%

ASSET-BACKED SECURITIES — 1.3%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$405	$419,666
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aa3	266	268,381
Series 2010-2, Class B
2.73%	03/09/15	Aa1	245	250,025
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	18	12,836
Series 2003-1, Class 1A6
4.458%	03/25/14	Ba1	165	160,764
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.955%(c)	07/15/15	AAA(d)	474	478,276
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.855%(c)	01/25/34	Caa3	59	41,995
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	15	3,174
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	Aa3	190	203,248
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	24	187
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	16	945
Series 3195, Class PN
6.50%	08/15/30	Aaa	89	90,316
Series R003, Class VA
5.50%	08/15/16	Aaa	427	456,560
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	621	642,262
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	710	704,559
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.78%	12/15/15	Aaa	500	498,261
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.31%(c)	11/25/36	A1	10	10,047
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	191	197,158
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	49	51,076
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.545%(c)	10/15/13	A3	210	209,891
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.75%(c)	09/25/35	Baa1	55	51,227
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	330	341,874
SMART Trust,
Series 2011-1USA, Class A3A, 144A (Australia)(g)
1.77%	10/14/14	Aaa	215	214,194
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	AAA(d)	195	201,797

TOTAL ASSET-BACKED SECURITIES (cost $5,414,626)				5,508,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%

American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	274,446
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	277	277,185
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	967,969
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	805,009
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	518	537,818
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	408	437,611
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	499,919
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.008%(c)	12/10/49	Aaa	700	759,534
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	340	359,967
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	16	16,130
GS Mortgage Securities Corp II,
Series 2010-C2, Class A2, 144A(g)
5.162%(c)	12/10/43	Aaa	515	534,411
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	785	820,926
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	875,301
Series 2010-CNTR, Class A2, 144A(g)
4.311%	08/05/32	Aaa	390	374,338
Series 2011-C3, Class B, 144A(g)
5.013%(c)	02/15/46	AA(d)	110	108,788
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	298	315,260
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)	608	681,084

Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa		436	474,305
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A(g)
5.174%(c)	02/15/44	Aa2		235	238,062

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,710,521)					9,358,063

CORPORATE OBLIGATIONS — 14.3%

Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba2		125	148,750
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	B1		302	308,795
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.45%	08/15/20	Baa1		295	290,548

					748,093

Aerospace & Defense
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3		210	209,145

Airlines — 0.2%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.00%	07/08/16	Baa2		146	169,263
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.25%	05/10/21	Baa2		58	63,447
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.75%	01/12/21	Baa2		65	63,212
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A(g)
6.75%	09/15/15	Ba2		225	226,969
Delta Air Lines 2011-1 Pass-Through Trust,
Pass-Through Certificates
5.30%	04/15/19	A-(d)		40	40,200
Delta Air Lines, Inc.,
Pass-Through Certificates
4.95%	05/23/19	Baa2		60	60,075
7.75%	06/17/21	Baa2		73	80,171
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		295	306,011

					1,009,348

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1		400	390,000
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20	B2		250	250,625

					640,625

Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Baa3	EUR	100	137,113

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa1		250	268,325
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.50%	11/15/15	Aa3		315	301,492
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		225	240,188

					810,005

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.50%	01/15/16	Ba1		340	338,940

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		240	267,604
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2		155	160,125
5.625%	08/15/19	Baa2		145	156,989

					584,718

Business Services — 0.1%
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	213,985

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.50%	02/15/16	Baa3		140	134,761
8.55%	05/15/19	Baa3		320	404,494

					539,255

Computer Services & Software — 0.1%
Education Management LLC / Education Management Finance Corp.,
Gtd. Notes(a)
8.75%	06/01/14	B2		225	230,344
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		25	27,094
7.875%	07/15/20	Ba2		50	54,625

					312,063

Containers & Packaging
Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		125	130,625

Electric — 0.1%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2		495	466,872
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2		155	162,606

					629,478

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.00%	07/15/20	Baa3		75	76,671
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		235	234,640

					311,311

Entertainment & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.25%	06/01/17	B3		350	397,687
MGM Resorts International,
Sr. Sec’d. Notes
9.00%	03/15/20	Ba3		200	219,250
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2		150	161,063
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3		400	428,000

					1,206,000

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3		405	451,762

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15(a)	Baa1		260	270,299
9.25%	08/06/19	Baa1		260	339,319
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.10%	03/15/16	Baa2		85	85,211
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2		170	180,438

					875,267

Financial — Bank & Trust — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	A2		335	343,936
6.50%	08/01/16	A2		655	724,839
7.375%	05/15/14	A2		315	355,737
Sub. Notes, MTN
4.00%(c)	03/28/18	Aa3	EUR	300	394,874
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	A1		150	150,521
Capital One Capital IV,
Ltd. Gtd. Notes
6.745%(c)	02/05/82	Baa1		350	351,313
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A1		80	86,187
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1		120	119,894
6.25%	05/01/13	Baa1		270	292,873
Sub. Notes
8.25%	03/01/38	Baa2		190	226,743
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
8.625%	09/15/15	B1		375	412,500
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	207,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.75%	08/13/15	Baa1		260	262,717
5.10%	03/24/21	Baa1		80	79,506
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3		140	139,370
5.625%	02/01/17	Baa1		195	211,516
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Ba3		65	66,219
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.60%	04/15/16	Baa1		145	144,135
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2		225	224,319
Wells Fargo & Co.,
Notes, MTN
4.60%	04/01/21	A1		610	603,232

					5,397,431

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	135,843
6.25%	01/15/36	Baa2		250	231,080

					366,923

Financial Services — 3.6%
Ally Financial, Inc.,
Gtd. Notes
8.00%	03/15/20	B1		275	299,406
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.25%	07/16/13	A1	EUR	100	151,563
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		80	95,564
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3		90	93,064
5.00%	08/02/19	A(d)	EUR	150	208,076
5.375%	08/09/20(a)	A3		225	231,627
5.50%	10/15/14	A3		180	194,148
6.125%	05/15/18	A3		190	207,235
6.50%	08/19/13	A3		425	464,676
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	Aa3	EUR	270	369,121
6.25%	09/02/19	A3	GBP	70	117,925
6.40%	03/27/13	Aa3	EUR	80	119,333
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	70	94,600
Unsec’d. Notes
8.50%	05/22/19	A3		265	326,977

Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		283	306,730
ERAC USA Finance LLC,(g)
Gtd. Notes, 144A
2.25%	01/10/14	Baa1		90	89,784
5.25%	10/01/20	Baa1		125	128,708
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
12.00%	05/15/15	Ba2		50	62,933
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.10%	01/07/14	Aa2		1,535	1,535,912
Sr. Unsec’d. Notes, MTN
6.875%	01/10/39	Aa2		270	301,318
Sub. Notes(a)
5.30%	02/11/21	Aa3		220	223,447
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A1		205	196,987
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.25%	02/01/41	A1		155	154,358
Sr. Unsec’d. Notes
3.75%	02/04/13	Aa3	EUR	100	142,997
6.15%	04/01/18	A1		800	867,342
7.50%	02/15/19	A1		490	569,176
Sr. Unsec’d. Notes, MTN
4.50%	01/30/17	Aa3	EUR	400	560,786
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.40%	06/24/15	Aa3		255	256,565
6.00%	01/15/18	Aa3		370	405,699
6.30%	04/23/19	Aa3		795	879,975
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa2	EUR	50	72,616
Sub. Notes, MTN
4.375%(c)	11/12/19	Aa3	EUR	300	414,157
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	Aa3		195	196,248
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		220	226,683
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	411,165
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	275,615
Sr. Unsec’d. Notes, MTN
4.45%	01/31/14	A2	EUR	100	143,510
4.875%	05/30/14	A2	EUR	150	217,636
Morgan Stanley,
Sr. Unsec’d. Notes
3.45%	11/02/15(a)	A2		635	624,197
4.00%	07/24/15	A2		475	482,733
4.20%	11/20/14	A2		480	495,553
Sr. Unsec’d. Notes, MTN
5.00%	05/02/19	A2	EUR	350	484,607
5.125%	11/30/15	A1	GBP	150	247,566
5.50%	10/02/17	A(d)	EUR	200	286,600
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	214,620
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	B3		350	365,312
SLM Corp.,
Sr. Notes, MTN
6.25%	01/25/16	Ba1		110	114,675
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		65	67,082
8.45%	06/15/18	Ba1		130	145,600
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		130	134,670

					15,276,877

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
5.875%	03/14/12	BBB(d)	EUR	100	146,269
6.50%	03/14/17	BBB(d)	GBP	100	175,810
Blue Merger Sub, Inc.,
Gtd. Notes, 144A(g)
7.625%	02/15/19	B3		175	177,406
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		305	325,766
Kroger Co. (The),
Gtd. Notes
5.40%	07/15/40	Baa2		115	107,931

					933,182

Healthcare Services — 0.1%
Capella Healthcare, Inc.,
Gtd. Notes, 144A(g)
9.25%	07/01/17	B3		175	186,375
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	Baa1		75	71,399
4.70%	02/15/21	Baa1		80	80,878
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1		30	29,930

					368,582

Holding Company — Diversified — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(g)
7.75%	10/15/16	Ba3		350	370,125

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		350	362,667

Insurance — 0.6%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		110	120,603
Aflac, Inc.,
Sr. Unsec’d. Notes(a)
8.50%	05/15/19	A2		255	308,262
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		135	160,358
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.25%	01/15/21	Aa2		205	204,924

CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	160,039
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	150	213,556
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		210	223,618
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		120	120,127
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		175	179,606
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		115	127,221
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1		45	47,232
6.45%	11/15/19	Baa1		95	102,366
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.553%(c)	10/06/13	A1		285	282,534
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.90%	11/01/20	A2		70	66,364
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	60,969

					2,377,779

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		250	272,187
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		150	165,436

					437,623

Manufacturing — 0.1%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	A+(d)	EUR	250	313,554
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	151,900

					465,454

Media — 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.,
Gtd. Notes
7.875%	04/30/18	B2		175	185,938
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		365	397,310
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
3.55%	03/15/15	Baa2		160	163,482
5.875%	10/01/19	Baa2		150	162,176
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		215	247,151
NBCUniversal Media LLC,(g)
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		405	417,413
5.95%	04/01/41	Baa2		135	129,366
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1		315	312,125
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1		210	212,581
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.875%	11/01/20	B2		275	290,812

					2,518,354

Metals & Mining — 0.2%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.95%	01/15/21	Baa3		85	89,496
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1		125	139,687
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21	Baa3		195	192,342
Consol Energy, Inc.,
Gtd. Notes
8.00%	04/01/17	B1		225	246,375
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		175	187,250
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2		25	25,413

					880,563

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	88,919
6.35%	05/15/18	Baa2		275	310,936

					399,855

Oil & Gas — 1.4%
Apache Corp.,
Sr. Unsec’d. Notes
5.10%	09/01/40	A3		260	241,700
Berry Petroleum Co.,
Sr. Unsec’d. Notes(a)
6.75%	11/01/20	B2		200	206,250
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2		190	202,133
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	63,865
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3		350	372,750
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1		374	417,945
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1		115	124,674
5.70%	10/15/39	Baa1		205	202,434
5.875%	05/01/19	Baa1		55	60,382

EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.50%	02/01/16	A3		85	82,987
5.875%	09/15/17	A3		150	167,812
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2		255	257,775
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.00%	10/01/17	Baa1		235	264,457
6.60%	10/01/37	Baa1		30	32,925
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2		70	80,003
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2		130	142,330
9.25%	01/15/19	Baa2		40	50,422
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2		350	369,250
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	03/01/41	Baa2		150	150,656
NuStar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3		145	142,625
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1		470	497,259
6.25%	08/05/13	Baa1	EUR	100	151,803
6.375%	08/05/16	Baa1	EUR	200	306,539
Gtd. Notes, MTN
7.50%	12/18/13	BBB(d)	GBP	160	281,058
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2		100	113,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1		125	131,250
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A(g)
4.50%	10/19/20	Baa2		250	235,528
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.00%	09/01/17	Baa3		245	253,496
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		145	147,632
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	66,757
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1		125	141,875
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		205	226,671

					6,186,243

Pharmaceuticals — 0.2%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		195	193,949
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		150	166,643
Giant Funding Corp.,
Sec’d. Notes, 144A(g)
8.25%	02/01/18	B3		100	102,625
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3		75	74,225
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC,
Gtd. Notes, 144A(g)
7.75%	09/15/18	B3		225	235,687

					773,129

Pipelines — 0.5%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa3		160	165,955
6.05%	01/15/18	Baa3		115	125,862
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 144A(g)
5.85%	01/15/41	Baa3		60	59,426
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	66,039
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2		40	41,582
5.50%	09/15/40	Baa2		95	88,617
Enterprise Products Operating LLC,
Gtd. Notes
3.20%	02/01/16	Baa3		330	327,943
5.95%	02/01/41	Baa3		70	68,086
ONEOK Partners LP,
Gtd. Notes
3.25%	02/01/16	Baa2		140	139,309
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3		200	214,055
6.50%	05/01/18	Baa3		85	95,550
Regency Energy Partners LP / Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1		225	239,625
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3		130	135,838
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3		140	133,263
6.30%	04/15/40	Baa3		170	176,537

					2,077,687

Real Estate — 0.1%
AMB Property LP,
Gtd. Notes
4.50%	08/15/17	Baa1		155	156,459
6.625%	12/01/19	Baa1		125	138,039
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2		85	93,145
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2		105	120,186

					507,829

Real Estate Investment Trusts — 0.3%
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1		20	21,666
6.00%	07/15/12	Baa1		110	116,004

Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2		160	160,465
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	155,603
Kilroy Realty LP,
Gtd. Notes
6.625%	06/01/20	Baa3		160	164,118
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1		190	202,331
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3		30	31,559
5.75%	12/01/15	A3		285	316,972
Ventas Realty LP / Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa3		50	48,507

					1,217,225

Retail & Merchandising — 0.4%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		360	398,092
Limited Brands, Inc.,
Gtd. Notes
8.50%	06/15/19	Ba1		150	172,125
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.125%	04/15/16	A1		130	126,875
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1		140	144,200
5.90%	12/01/16	Ba1		25	26,875
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa1		80	82,618
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3		200	197,821
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.50%	10/01/19	Ba2		360	378,000

					1,526,606

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/20	Ba3		200	205,500
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A(g)
2.375%	11/01/15	A2		55	53,129

					258,629

Telecommunications — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes(a)
7.25%	05/15/19	Baa3		231	259,655
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17	A-(d)	GBP	100	173,683
6.55%	02/15/39	A2		655	682,666
Avaya, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.00%	04/01/19	B1		375	365,625
CommScope, Inc.,
Gtd. Notes, 144A(g)
8.25%	01/15/19	B3		200	209,000
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B2		25	27,500
10.00%	08/15/16	B2		339	386,460
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		200	215,500
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	Ba3		435	473,606
8.25%	08/15/19	Ba3		50	55,250
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	Ba3		200	222,750
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1		185	195,196
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		125	133,906

					3,400,797

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, MTN
5.875%	09/04/15	A(d)	EUR	100	155,681
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3		245	274,049

					429,730

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3		150	138,085
GATX Corp.,
Sr. Unsec’d. Notes
3.50%	07/15/16	Baa1		95	93,845

					231,930

Utilities — 1.1%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		125	131,633
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3		160	151,916
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	177,791
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	320,959
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		190	204,286
Calpine Corp.,
Sr. Sec’d. Notes, 144A(g)
7.50%	02/15/21	B1		375	388,125
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.15%	12/01/20	Baa3		270	267,875

Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3		170	188,758
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1		165	162,163
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3		150	146,721
Georgia Power Co.,
Sr. Unsec’d. Notes(a)
4.75%	09/01/40	A3		195	174,626
LG&E and KU Energy LLC,
Notes, 144A(g)
2.125%	11/15/15	Baa2		165	156,897
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		250	259,960
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3		125	141,297
Nisource Finance Corp.,
Gtd. Notes
6.25%	12/15/40	Baa3		80	81,676
NRG Energy, Inc.,
Gtd. Notes, 144A(a)(g)
7.625%	01/15/18	B1		325	337,187
Progress Energy, Inc.,
Sr. Unsec’d. Notes(a)
4.40%	01/15/21	Baa2		200	198,514
Public Service Co. of Colorado,
First Mortgage
3.20%	11/15/20	A2		135	125,306
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		100	105,315
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		265	261,446
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		230	249,967
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	A3		130	142,901
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		145	152,045

					4,527,364

TOTAL CORPORATE OBLIGATIONS (cost $58,588,593)					60,440,317

FOREIGN BONDS — 57.0%

Argentina — 0.1%
Aeropuertos Argentina 2000 SA,
Sr. Sec’d. Notes, 144A
10.75%	12/01/20	B2		99	106,920
Arcor,
Sr. Unsec’d. Notes, 144A
7.25%	11/09/17	B1		200	211,324

					318,244

Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, MTN
5.125%	09/10/19	AA-(d)	EUR	100	141,668
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A(g)
3.75%	10/15/14	Aa1		145	150,531
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15	AA(d)	GBP	100	161,232
Sub. Notes, MTN
5.50%	08/06/19	Aa2	EUR	150	217,340
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A(g)
7.00%	11/01/15	B1		100	103,750
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	AA(d)	GBP	100	171,159
Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	150	212,927
Rio Tinto Finance USA Ltd.,
Gtd. Notes
8.95%	05/01/14	A3		130	156,396
Wesfarmers Ltd.,
Sr. Unsec’d. Notes, MTN
3.875%	07/10/15	A-(d)	EUR	100	142,419
Westfield Europe Finance PLC / WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12	A-(d)	EUR	100	142,470
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.25%	09/22/16	AA(d)	EUR	150	214,460
5.00%	10/21/19	AA(d)	GBP	50	80,080
Woodside Finance Ltd.,
Gtd. Notes, 144A(g)
4.50%	11/10/14	Baa1		70	74,140

					1,968,572

Austria — 0.1%
Republic of Austria,
Sr. Unsec’d. Notes
6.25%	07/15/27	Aaa	EUR	236	419,484
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	BBB(d)	EUR	120	186,615

					606,099

Belgium — 0.5%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
8.625%	01/30/17	BBB+(d)	EUR	125	219,470
Belgium Government,
Bonds
4.00%	03/28/18	Aa1	EUR	229	326,192
5.00%	03/28/35	Aa1	EUR	863	1,283,676
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	300,366

					2,129,704

Bermuda — 0.3%
Bacardi Ltd.,
Gtd. Notes, MTN
7.75%	04/09/14	BBB(d)	EUR	150	237,549
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A
8.00%	08/18/15	Ba1		200	210,000
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa2		340	354,110
Weatherford International Ltd.,
Gtd. Notes
6.75%	09/15/40	Baa2		200	207,317
9.625%	03/01/19	Baa2		40	50,943

					1,059,919

Brazil — 1.3%
BR Malls International Finance Ltd.,
Gtd. Notes
9.75%	11/29/49	BB-(d)		100	105,000
Brazil Notas do Tesouro Nacional, Seires B,
Bonds
6.00%	08/15/20	Baa3	BRL	1,559	1,895,823
Notes
6.00%	05/15/15	Ba1	BRL	893	1,085,667
Brazil Notas do Tesouro Nacional, Series F,
Notes
10.00%	01/01/12	Baa3	BRL	1,050	648,766
10.00%	01/01/21	Baa3	BRL	2,229	1,191,121
Telemar Norte Leste SA,
Sr. Unsec’d. Notes, 144A
5.50%	10/23/20	Baa2		129	126,742
Votorantim Cimentos SA,
Gtd. Notes, 144A
5.25%	04/28/17(g)	BBB(d)	EUR	100	141,605
7.25%	04/05/41	BBB(d)		200	198,780

					5,393,504

Canada — 4.5%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes
4.80%	06/15/12	Aaa	CAD	705	754,950
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	1,114,437
3.50%	06/01/20	Aaa	CAD	2,304	2,405,143
4.00%	06/01/16	Aaa	CAD	1,133	1,239,241
4.50%	06/01/15	Aaa	CAD	2,004	2,227,448
5.00%	06/01/37	Aaa	CAD	566	700,579
5.25%	06/01/12	Aaa	CAD	964	1,037,361
5.75%	06/01/33	Aaa	CAD	337	450,336
Notes
3.75%	06/01/19	Aaa	CAD	3,058	3,271,382
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38	Baa1		225	241,762
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Ba1		300	315,219
Province of Ontario,
Bonds
4.20%	06/02/20	AA-(d)	CAD	1,455	1,517,102
Province of Quebec,
Bonds
5.00%	12/01/38	Aa2	CAD	655	716,298
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	AAA(d)	EUR	1,540	2,297,922
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
3.75%	02/01/21	Baa2		270	251,121
Teck Resources Ltd.,
Sr. Sec’d. Notes
10.25%	05/15/16	Baa2		49	58,923
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18	Baa1		270	313,386
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14	Aa1		100	101,951

					19,014,561

Cayman Islands — 0.6%
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3		200	203,000
DP World Sukuk Ltd.,
Bonds
6.25%	07/02/17	BB(d)		400	397,000
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		125	134,375
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A
7.50%	05/04/20	Ba1		430	466,550
Longfor Properties Co. Ltd.,
Gtd. Notes, 144A
9.50%	04/07/16	BB(d)		200	200,000
Noble Holding International Ltd.,
Gtd. Notes
6.05%	03/01/41	Baa1		95	94,499
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	414,409
Petrobras International Finance Co.,
Gtd. Notes
5.75%	01/20/20	Baa1		75	77,372
5.875%	03/01/18	Baa1		240	254,220
7.875%	03/15/19	Baa1		65	76,315
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.50%	01/26/17	A(d)	EUR	100	133,078
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/23/17	Baa2		225	250,454

					2,701,272

Chile
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A(g)
5.00%	01/21/21	Baa2		50	49,101
Inversiones CMPC SA,
Gtd. Notes, 144A(g)
4.75%	01/19/18	Baa2		105	103,313

					152,414

Czech Republic — 0.1%
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13	A-(d)	EUR	150	217,518

Denmark — 0.5%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
6.00%	05/28/14	Baa2	EUR	200	304,179
7.25%	11/28/16	Baa2	GBP	50	91,686
Danske Bank A/S,
Jr. Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	100	143,148
Kingdom of Denmark,
Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,547,795

					2,086,808

France — 2.3%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	BBB+(d)	EUR	100	169,957
AXA SA,
Sub. Notes, MTN
5.25%(c)	04/16/40	BBB+(d)	EUR	150	191,685
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A(g)
4.375%	04/04/16	BBB(d)		290	288,637
Sr. Unsec’d. Notes, MTN
3.625%	04/29/14	BBB(d)	EUR	100	140,291
BNP Paribas,
Gtd. Notes
5.00%	01/15/21	Aa2		195	196,764
Sub. Notes, MTN
5.431%	09/07/17	Aa2	EUR	175	257,890
BPCE SA,
Sr. Unsec’d. Notes, 144A(g)
2.375%	10/04/13	Aa3		165	163,661
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	146,928
6.375%	04/04/13	BBB-(d)	EUR	50	75,212
Cie de St-Gobain,
Sr. Unsec’d. Notes, MTN
4.00%	10/08/18	Baa2	EUR	170	234,636
Cie Generale de Geophysique-Veritas,
Gtd. Notes
9.50%	05/15/16	Ba3		200	223,000
Credit Agricole SA,
Sub. Notes
5.00%(c)	06/29/49	Aa2	GBP	160	217,403
Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	224,718
Electricite de France,
Sr. Unsec’d. Notes, 144A(g)
6.95%	01/26/39	Aa3		135	156,958
Sr. Unsec’d. Notes, MTN
6.25%	01/25/21	A+(d)	EUR	100	162,609
French Government,
Bonds
5.75%	10/25/32	Aaa	EUR	2,629	4,554,084
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	A(d)	EUR	280	434,361
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	AA(d)	EUR	100	147,744
Lafarge SA,
Sr. Unsec’d. Notes, MTN (France)
5.00%	04/13/18	Baa3	EUR	150	208,147
Legrand SA,
Bonds
4.25%	02/24/17	BBB+(d)	EUR	150	211,629
Pernod-Ricard SA,
Sr. Unsec’d. Notes, MTN
7.00%	01/15/15	Ba1	EUR	100	153,102
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	161,328
RCI Banque SA,
Sr. Unsec’d. Notes, MTN
4.375%	01/27/15	BBB(d)	EUR	186	264,621
Societe Generale,
Sr. Unsec’d. Notes, 144A(g)
3.50%	01/15/16	Aa2		190	187,515
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	150	222,060
Sub. Notes, MTN
6.125%	08/20/18	A(d)	EUR	100	151,316
Suez Environnement Co.,
Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3	EUR	100	162,042
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	151,961
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	295,585

					10,155,844

Germany — 12.6%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A(d)	GBP	50	88,299
Bayer AG,
Sr. Unsec’d. Notes, MTN
5.625%	05/23/18	A3	GBP	100	172,189
Bertelsmann AG,
Sr. Unsec’d. Notes
4.75%	09/26/16	BBB(d)	EUR	150	220,391
Bundesrepublik Deutschland,
Bonds
2.50%	01/04/21	Aaa	EUR	4,435	5,842,960
3.25%	07/04/15	Aaa	EUR	8,902	13,007,704
3.50%	01/04/16	Aaa	EUR	3,222	4,742,498
4.00%	01/04/37	Aaa	EUR	3,309	4,780,375
4.25%	01/04/14	Aaa	EUR	4,935	7,404,388
4.50%	01/04/13	Aaa	EUR	7,249	10,768,919
Deutsche Bank AG,
Sub. Notes, MTN
5.00%	06/24/20	BBB+(d)	EUR	150	206,243
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,606,785
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	523	525,294
5.50%	12/07/15	Aaa	GBP	1,040	1,855,116
Gov’t. Gtd. Notes, MTN
6.00%	08/20/20	Aaa	AUD	1,599	1,602,506
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	65,482
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15	BBB+(d)	EUR	100	141,611
Muenchener Rueckversicherungs AG,
Jr. Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	132,153
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A(g)
8.125%	12/01/17	B1		275	289,438

					53,452,351

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	277,068

Hungary — 0.1%
Hungary Government,
Bonds
6.75%	02/24/17	A2	HUF	43,400	228,292

India — 0.1%
ICICI Bank Ltd.,
Jr. Sub. Notes
6.375%(c)	04/30/22	BB(d)		400	398,000

Ireland — 0.3%
Cloverie PLC For Zurich Insurance Co. Ltd.,
Sec’d. Notes, MTN
7.50%(c)	07/24/39	A2	EUR	150	230,436
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27	Aa2	EUR	200	259,022
5.25%	05/18/15	AA+(d)	EUR	200	299,648
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	200	344,323

					1,133,429

Italy — 3.9%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A-(d)	EUR	200	301,353
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.75%	04/30/14	A2	EUR	200	286,372
Enel SpA,
Sr. Unsec’d. Notes
5.25%	01/14/15	A2	EUR	160	239,138
Sr. Unsec’d. Notes, MTN
6.25%	06/20/19	A-(d)	GBP	50	85,235
Intesa Sanpaolo SpA,
Sr. Notes, 144A(a)(g)
3.625%	08/12/15	Aa2		155	149,799
Sr. Unsec’d. Notes
4.00%	11/08/18	Aa2	EUR	100	132,565
Sr. Unsec’d. Notes, MTN
3.875%	04/01/15	A+(d)	EUR	100	140,462
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	200	276,219
Italy Buoni Poliennali del Tesoro,
Bonds
2.00%	06/01/13	A+(d)	EUR	1,852	2,576,603
3.75%	03/01/21	Aa2	EUR	1,623	2,117,707
4.25%	08/01/14	Aa2	EUR	1,471	2,135,892
4.50%	02/01/18	A+(d)	EUR	390	559,382
5.00%	09/01/40	Aa2	EUR	1,487	1,926,913
6.00%	05/01/31	Aa2	EUR	1,025	1,533,128
7.25%	11/01/26	Aa2	EUR	391	663,811
Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	803	1,202,224
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	BBB-(d)	EUR	150	212,069
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	BBB(d)	EUR	50	78,442
8.25%	03/21/16	Baa2	EUR	190	311,802
UniCredit SpA,
Covered Bonds, MTN
4.25%	07/29/17	Aaa	EUR	750	1,058,258
Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	62,364
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	349,898

					16,399,636

Japan — 10.5%
Japanese Government,
Sr. Unsec’d. Notes
1.30%	03/20/15	Aa3	JPY	512,250	6,374,359
1.30%	06/20/20	Aa2	JPY	423,550	5,162,687
1.40%	09/20/15	Aa2	JPY	439,800	5,508,429
1.40%	03/20/18	A1	JPY	127,300	1,593,967
1.50%	06/20/19	AA-(d)	JPY	254,450	3,181,888
1.70%	03/20/17	Aa2	JPY	477,700	6,101,581
1.70%	09/20/17	AA-(d)	JPY	115,300	1,472,768
1.90%	03/20/25	Aa3	JPY	383,050	4,738,528
2.00%	12/20/33	Aa3	JPY	108,450	1,275,706
2.30%	06/20/28	Aa3	JPY	553,000	7,024,131
2.30%	03/20/40	Aa2	JPY	177,350	2,194,377

					44,628,421

Kazakhstan — 0.1%
BTA Bank JSC,
10.75%	07/01/18	NR		305	324,792

Luxembourg — 0.9%
AON Financial Services Luxembourg SA,
Gtd. Notes
6.25%	07/01/14	Baa2	EUR	100	150,169
ArcelorMittal,
Sr. Unsec’d. Notes
3.75%	08/05/15	Baa3		310	313,067
9.375%	06/03/16	BBB-(d)	EUR	160	274,085
Enel Finance International NV,
Gtd. Notes, 144A(g)
6.00%	10/07/39	A2		275	250,076
Gtd. Notes, MTN
4.00%	09/14/16	A2	EUR	70	99,389
Evraz Group SA,
Sr. Unsec’d. Notes
8.875%	04/24/13	Ba3		185	203,269
Finmeccanica Finance SA,
Gtd. Notes, MTN
5.75%	12/12/18	BBB(d)	EUR	225	336,976
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
4.56%	12/09/12	A3	EUR	170	248,512
5.364%	10/31/14	A3	EUR	130	193,631
Hannover Finance Luxembourg SA,
Gtd. Notes
5.75%(c)	09/14/40	A(d)	EUR	100	131,864
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A(g)
6.00%	12/30/19	Baa2		135	141,489
MHP SA,
Gtd. Notes
10.25%	04/29/15	NR		250	267,500
Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	BBB(d)	EUR	80	129,468
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		150	158,391
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	271,551

VTB Bank Via VTB Capital SA,
Sr. Sec’d. Notes
6.875%	05/29/18	BBB(d)		250	271,250
Wind Acquisition Escrow Bond(g)
Zero	12/31/49	NR		200	—
Wind Acquisition Finance SA,
Gtd. Notes, 144A(g)
11.75%	07/15/17	B2		200	230,000

					3,670,687

Malaysia — 0.5%
Malaysian Government,
Sr. Unsec’d. Notes
3.70%	05/15/13	A3	MYR	2,000	666,910
3.718%	06/15/12	A3	MYR	1,195	398,120
4.012%	09/15/17	A3	MYR	3,245	1,082,506

					2,147,536

Mexico — 2.1%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A2		505	544,460
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20	A3		140	141,730
Controladora Mabe SA CV,
Gtd. Notes, 144A
7.875%	10/28/19	BBB-(d)		210	225,750
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A(g)
4.875%	06/30/20	Baa2		160	160,354
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A
9.50%	08/19/14	BB(d)		200	222,000
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		615	651,610
Mexican Bonos,
Bonds
8.50%	12/13/18	A(d)	MXN	47,369	4,264,801
8.50%	11/18/38	Baa1	MXN	20,273	1,700,410
10.00%	12/05/24	Baa1	MXN	9,476	941,191

					8,852,306

Netherlands — 2.8%
Akzo Nobel NV,
Gtd. Notes
7.25%	03/27/15	BBB+(d)	EUR	80	127,570
Gtd. Notes, MTN
8.00%	04/06/16	BBB+(d)	GBP	50	94,279
Allianz Finance II BV,
Gtd. Notes
6.50%(c)	01/13/25	A+(d)	EUR	144	216,673
Arcos Dorados BV,
Gtd. Notes, 144A
7.50%	10/01/19	Ba2		300	323,933
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,730,465
Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	1,875	2,751,779
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	290,038
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	BBB+(d)	EUR	100	155,776
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	185	294,673
Deutsche Telekom International Finance BV,
Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	75,673
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	100	147,127
E.ON International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A(d)	EUR	270	414,327
5.75%	05/07/20	A(d)	EUR	50	78,801
6.00%	10/30/19	A2	GBP	100	177,761
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	Baa1		210	183,302
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.25%	03/10/15	NR	GBP	80	144,257
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	Aa3	EUR	140	202,069
KBC Internationale Financieringsmaatschappij NV, Bank Gtd. Notes, MTN
3.875%	03/31/15	Aa3	EUR	105	143,915
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	146,239
5.75%	03/18/16	Baa2	GBP	100	171,726
7.50%	02/04/19	BBB+(d)	EUR	50	84,814
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	304,738
Netherlands Government,
Bonds
5.50%	01/15/28	NR	EUR	419	709,061
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.125%	01/14/20	AAA(d)	EUR	360	498,951
Repsol International Finance BV,
Gtd. Notes, MTN
4.75%	02/16/17	Baa1	EUR	135	194,862
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A1	GBP	70	121,913
6.625%	01/31/19	A1	EUR	100	163,580

					11,948,302

Peru
Banco de Credito del Peru,
Sr. Notes, 144A
5.375%	09/16/20	Baa2		200	189,000

Poland — 0.3%
Polish Government,
Bonds
5.50%	04/25/15	A2	PLN	1,901	665,261
5.50%	10/25/19	A(d)	PLN	1,163	390,428
5.75%	09/23/22	A(d)	PLN	1,244	415,264

					1,470,953

South Africa — 1.1%
Republic of South Africa,
Bonds
6.75%	03/31/21	NR	ZAR	25,210	3,252,414
13.50%	09/15/15	A2	ZAR	8,234	1,471,823

					4,724,237

South Korea — 0.8%
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A(g)
3.125%	09/16/15	A1		100	97,336
Korea Treasury Bond,
Sr. Unsec’d. Notes
4.00%	09/10/15	NR	KRW	546,030	496,663
4.50%	03/10/15	NR	KRW	1,811,300	1,683,379
5.00%	06/10/20	NR	KRW	1,055,500	1,000,177

					3,277,555

Spain — 1.4%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16	Aaa	EUR	800	1,136,675
BBVA Senior Finance SAU,
Bank Gtd. Notes, MTN
4.875%	01/23/14	Aa2	EUR	150	215,690
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
5.25%	07/09/14	Baa2	EUR	150	219,374
Santander International Debt SA Unipersonal,
Bank Gtd. Notes, MTN
3.50%	03/10/15	AA(d)	EUR	150	205,167
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	150	197,201
Spanish Government,
Sr. Unsub. Notes
4.10%	07/30/18	AA(d)	EUR	1,770	2,393,571
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16	Baa1		270	271,306
5.877%	07/15/19	Baa1		75	78,868
6.221%	07/03/17	Baa1		265	289,099
Gtd. Notes, MTN
3.661%	09/18/17	Baa1	EUR	200	268,857
4.674%	02/07/14	Baa1	EUR	150	218,532
5.375%	02/02/18	Baa1	GBP	100	163,710
5.431%	02/03/14	A-(d)	EUR	150	223,053

					5,881,103

Supranational Bank — 1.7%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,035,108
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	2,640	4,021,370
6.50%	08/07/19	AAA(d)	AUD	1,246	1,298,739
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	801,492

					7,156,709

Sweden — 0.5%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A(a)(g)
2.125%	01/14/14	Aa2		200	199,537
Sub. Notes, MTN
4.50%	03/26/20	NR	EUR	100	134,079
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	150,741
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	175,901
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	442,462
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	171,249
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	640,708
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	222,726
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	BBB-(d)	EUR	75	124,540

					2,261,943

Switzerland — 0.3%
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	378,190
UBS AG,
Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	637,142
Sr. Unsec’d. Notes, MTN
6.25%	09/03/13	A+(d)	EUR	85	128,677
6.375%	07/20/16	A+(d)	GBP	100	175,766

					1,319,775

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A(g)
6.05%	01/15/36	Baa1		155	144,864

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A(a)
5.125%	07/22/15	Ba1		400	401,520

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A(g)
5.62%	10/25/12	A3		355	369,200
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20	Ba2		200	194,000

					563,200

United Kingdom — 5.9%
Anglo American Capital PLC,
Gtd. Notes, 144A(g)
4.45%	09/27/20	Baa1		100	100,045
AngloGold Ashanti Holdings PLC,
Gtd. Notes
5.375%	04/15/20	Baa3		180	182,580
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	BBB+(d)	EUR	125	179,364

Barclays Bank PLC,
Covered Bonds, MTN
4.00%	10/07/19	NR	EUR	1,650	2,285,143
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		220	237,773
6.75%	05/22/19	Aa3		110	124,235
Sr. Unsec’d. Notes, MTN
4.875%	08/13/19	Aa3	EUR	150	210,837
5.25%	05/27/14	Aa3	EUR	250	370,830
5.75%	08/17/21	Aa3	GBP	100	161,924
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19	BBB+(d)	GBP	100	176,558
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	101,717
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	A2		165	165,923
Gtd. Notes, MTN
3.10%	10/07/14	A2	EUR	120	168,464
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	322,460
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20	BBB-(d)	GBP	45	88,115
Sr. Unsec’d. Notes, MTN
6.50%	07/07/15	BBB-(d)	EUR	50	78,223
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa2	GBP	200	342,791
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14	A-(d)	GBP	100	170,882
7.125%	12/09/13	A-(d)	EUR	100	156,600
Compass Group PLC,
Sr. Unsec’d. Notes
7.00%	12/08/14	BBB+(d)	GBP	70	125,980
Ensco PLC,
Sr. Unsec’d. Notes
3.25%	03/15/16	Baa1		285	283,952
Experian Finance PLC,
Gtd. Notes, MTN
4.75%	02/04/20	BBB+(d)	EUR	160	228,551
G4S PLC,
Sr. Unsec’d. Notes, MTN
7.75%	05/13/19	BBB(d)	GBP	50	90,268
HBOS PLC,
Sub. Notes, 144A(g)
6.00%	11/01/33	Baa3		180	135,449
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.10%	04/05/21	AA-(d)		410	412,104
Sr. Unsec’d. Notes, MTN
4.50%	04/30/14	AA-(d)	EUR	75	109,690
Sub. Notes
6.50%	05/02/36	A1		135	138,185
9.875%	04/08/18	Aa3	GBP	200	355,023
Sub. Notes, MTN
6.25%	03/19/18	A(d)	EUR	350	530,652
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	291,332
6.875%	06/13/12	Baa3	GBP	200	337,814
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.00%	12/09/16	BBB-(d)	GBP	50	82,835
ITV PLC,
Gtd. Notes
10.00%	06/30/14	Ba2	EUR	80	130,384
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	135,648
Legal & General Group PLC,
Sub. Notes, MTN
4.00%(c)	06/08/25	Baa1	EUR	120	158,524
Lloyds TSB Bank PLC,
Gtd. Notes, 144A(g)
6.50%	09/14/20	Baa2		185	181,875
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16	Aa3	EUR	200	301,673
Sub. Notes, MTN
6.50%	03/24/20	BBB+(d)	EUR	150	202,066
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	BBB-(d)	GBP	50	83,988
MetLife of Connecticut Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	130,881
MU Finance PLC,
Sr. Sec’d. Notes, 144A(a)(g)
8.375%	02/01/17	NR		300	317,625
National Express Group PLC,
Sr. Notes, MTN
6.25%	01/13/17	Baa3	GBP	100	166,308
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	150	220,923
6.50%	04/22/14	BBB+(d)	EUR	100	154,622
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22	Aaa	EUR	750	1,018,027
Sr. Unsec’d. Notes
3.75%	01/20/15	A+(d)	EUR	170	235,412
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	161,406
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	50	84,203
OTE PLC,
Gtd. Notes, MTN
4.625%	05/20/16	Baa2	EUR	100	126,662
Rentokil Initial PLC,
Gtd. Notes, MTN
4.625%	03/27/14	BBB-(d)	EUR	100	143,146
Rolls-Royce PLC,
Gtd. Notes
6.75%	04/30/19	A-(d)	GBP	100	183,090
Royal Bank of Scotland PLC (The),
Gtd. Notes
3.40%	08/23/13	Aa3		235	240,381
Sr. Sub. Notes, MTN
6.00%	05/10/13	Aa2	EUR	150	217,363
Sr. Unsec’d. Notes, MTN
5.75%	05/21/14	Aa3	EUR	150	222,690
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	100	192,962

Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A2	EUR	150	225,326
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17	A3	EUR	350	513,210
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A(g)
3.85%	04/27/15	A2		290	296,776
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A2	GBP	100	175,599
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	196,208
6.125%	02/24/22	A-(d)	GBP	50	85,813
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	3,194	5,065,894
4.25%	09/07/39	AAA(d)	GBP	2,264	3,577,161
4.50%	03/07/19	Aaa	GBP	254	437,406
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A(g)
6.85%	11/15/15	Baa3		125	139,130
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18	Baa1	GBP	100	195,293
WPP PLC,
Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	175	275,647

					24,939,621

TOTAL FOREIGN BONDS (cost $234,345,666)					241,595,759

MUNICIPAL BONDS — 1.1%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		280	252,647

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	165,832
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		275	274,744
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1		160	168,024
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2		90	89,600

					698,200

Colorado
Regional Transportation District,
Revenue Bonds
5.00%	11/01/38	Aa2		155	152,712

District of Columbia
District of Columbia,
Revenue Bonds
5.25%	12/01/34	Aa1		155	159,444
5.591%	12/01/34	Aa1		40	40,240

					199,684

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.00%	07/01/20	A1		365	396,350

Illinois — 0.1%
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1		120	115,195
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa		150	148,802
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3		185	182,049

					446,046

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2		125	119,924

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3		300	305,346
5.888%	07/01/43	Aa3		120	124,893

					430,239

New York — 0.2%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)		35	39,675
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2		70	68,706
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2		120	123,334
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2		85	86,969
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1		310	300,675
Tompkins County Industrial Development Agency,
Revenue Bonds
5.00%	07/01/37	Aa1		155	154,987

					774,346

Texas — 0.1%
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa		220	216,212

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2		265	277,564

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa		290	272,986
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1		30	29,166

Virginia Public Building Authority,
Revenue Bonds
5.90%	08/01/30	Aa1	260	274,812

				576,964

TOTAL MUNICIPAL BONDS (cost $4,723,288)				4,540,888

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.857%(c)	02/25/34	BB(d)	67	60,692
Series 2004-D, Class 2A2
2.956%(c)	05/25/34	AAA(d)	38	35,146
Series 2004-H, Class 2A2
3.166%(c)	09/25/34	A2	46	43,491
Series 2004-I, Class 3A2
4.807%(c)	10/25/34	A1	22	22,014
Series 2005-J, Class 2A1
3.123%(c)	11/25/35	Caa2	388	315,872
Series 2005-J, Class 3A1
5.245%(c)	11/25/35	Caa1	141	132,721
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	51	51,382
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
5.018%(c)	09/25/35	BBB(d)	12	10,796
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.83%(c)	01/25/34	AAA(d)	113	114,611
Series 2005-AR2, Class 2A2
2.742%(c)	03/25/35	B2	77	69,086
Series 2006-AR16, Class A1
5.453%(c)	10/25/36	Caa2	343	280,735

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,352,639)				1,136,546

SOVEREIGN ISSUES — 0.5%

Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2	100	105,750
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3	110	107,113
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2	125	126,342
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	185	248,548
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	235	255,790
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3	205	217,044
6.50%	06/02/14	A3	100	111,750
Russian Ministry of Finance,
Debs. (Russia)
3.00%	05/14/11	Baa1	690	690,862
United Mexican States,
Sr. Unsec’d. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	270	293,625

TOTAL SOVEREIGN ISSUES (cost $2,037,215)				2,156,824

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 14.7%

Federal Home Loan Mortgage Corp.
2.702%(c)	07/01/35		46	48,186
2.94%(c)	09/01/32		6	5,824
4.00%	10/01/25-12/01/40		2,019	2,002,359
4.50%	11/01/18-09/01/40		4,799	4,896,994
5.00%	10/01/18-08/01/40		2,859	2,993,425
5.21%(c)	02/01/37		119	125,473
5.50%	03/01/18-10/01/38		2,093	2,238,323
5.923%(c)	12/01/36		140	151,326
5.985%(c)	10/01/36		172	184,282
6.00%	10/01/21-08/01/38		484	528,232
6.016%(c)	01/01/37		52	54,817
6.087%(c)	10/01/36		215	232,536
6.239%(c)	08/01/36		172	185,333
6.50%	03/01/32-10/01/34		974	1,091,139
7.00%	11/01/30		13	15,874
Federal National Mortgage Assoc.
2.565%(c)	11/01/35		111	117,238
3.50%	12/01/25		334	335,711
4.00%	08/01/25-12/01/40		4,297	4,309,015
4.50%	05/01/19-04/01/41		15,270	15,617,301
5.00%	03/01/18-08/01/40		7,829	8,249,227
5.498%(c)	01/01/37		13	13,852
5.50%	01/01/17-12/01/39		9,024	9,692,222
5.755%(c)	08/01/37		88	94,041
5.877%(c)	12/01/36		104	110,206
6.00%	08/01/22-10/01/38		4,300	4,687,318
6.035%(c)	08/01/36		162	168,684
6.50%	06/01/14-09/01/36		1,386	1,556,450

7.00%	12/01/29-01/01/31	26	29,331
Government National Mortgage Assoc.
4.50%	11/20/40	1,111	1,146,614
5.00%	07/15/33-09/15/39	582	618,870
5.50%	11/15/34-01/15/35	292	316,707
6.00%	12/20/37	17	18,211
6.50%	06/15/16-12/20/33	234	257,224
7.00%	03/15/13-12/15/13	16	17,060
7.50%	09/15/30-06/15/32	50	57,016

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $61,380,822)			62,166,421

U.S. TREASURY OBLIGATIONS — 7.8%

U.S. Treasury Bonds
4.625%	02/15/40	2,345	2,391,168
6.75%	08/15/26	1,100	1,437,734
U.S. Treasury Notes
1.00%	08/31/11(k)	10,210	10,245,102
1.25%	03/15/14	460	459,857
1.75%	08/15/12	6,425	6,536,435
2.25%	05/31/14	375	385,518
2.625%	07/31/14-08/15/20	7,525	7,521,723
3.125%	09/30/13	3,820	4,018,163

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,034,077)			32,995,700

Shares
PREFERRED STOCK

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25% Perpetual Series (cost $185,000)	7,400	13,042

	Units
WARRANTS(l)*
Republic of Venezuela, expiring on 04/15/20 (Venezuela) (cost $0)(g)	1,250	35,156

TOTAL LONG-TERM INVESTMENTS (cost $409,772,447)		419,947,435

SHORT-TERM INVESTMENT — 1.6%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,859,151; includes $4,209,331 of cash collateral for securities on loan)(b)(w)	6,859,151	6,859,151

TOTAL INVESTMENTS(o) — 100.7% (cost $416,631,598)		426,806,586

Liabilities in excess of other assets(x) — (0.7)%		(3,107,146)

NET ASSETS — 100.0%		$423,699,440

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,104,102; cash collateral of $4,209,331 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, four securities representing $289,550 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contract open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)(1)
Short Positions:
119	5 Year U.S. Treasury Notes	Jun. 2011	$13,966,642	$13,897,898	$68,744
175	10 Year U.S. Treasury Notes	Jun. 2011	20,857,469	20,830,469	27,000
11	30 Year U.S. Year Ultra Bonds	Jun. 2011	1,352,914	1,359,187	(6,273)

					$89,471

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 05/18/11	JPMorgan Chase	AUD	2,293	$2,269,967	$2,357,236	$87,269
Expiring 05/18/11	JPMorgan Chase	AUD	149	153,000	154,741	1,741
Expiring 05/18/11	JPMorgan Chase	AUD	109	110,085	112,427	2,342
Expiring 05/18/11	Royal Bank of Canada	AUD	129	130,000	132,483	2,483
British Pound,
Expiring 05/18/11	Bank of America	GBP	1,312	2,122,000	2,103,613	(18,387)
Expiring 05/18/11	Barclays Capital Group	GBP	64	104,000	102,890	(1,110)
Expiring 05/18/11	Dresdner Kleinwort Ltd.	GBP	55	88,000	87,542	(458)
Expiring 05/18/11	JPMorgan Chase	GBP	163	260,576	260,901	325
Expiring 05/18/11	JPMorgan Chase	GBP	109	178,000	175,290	(2,710)
Expiring 05/18/11	JPMorgan Chase	GBP	9	13,651	13,727	76
Expiring 05/18/11	Royal Bank of Scotland	GBP	1,986	3,185,244	3,183,225	(2,019)
Canadian Dollar,
Expiring 05/18/11	JPMorgan Chase	CAD	217	223,000	226,304	3,304
Expiring 05/18/11	JPMorgan Chase	CAD	87	89,000	89,717	717
Expiring 05/18/11	State Street Bank	CAD	119	122,000	122,269	269
Chilean Peso,
Expiring 05/18/11	Credit Suisse First Boston Corp.	CLP	1,021,442	2,130,000	2,128,313	(1,687)
Chinese Yuan,
Expiring 07/07/11	Bank of America	CNY	24,019	3,600,000	3,687,531	87,531
Expiring 07/07/11	Citigroup Global Markets	CNY	22,208	3,329,000	3,409,430	80,430
Expiring 07/07/11	JPMorgan Chase	CNY	3,272	490,000	502,365	12,365
Expiring 07/07/11	JPMorgan Chase	CNY	2,298	345,000	352,859	7,859
Expiring 07/07/11	JPMorgan Chase	CNY	1,927	289,000	295,805	6,805
Expiring 07/07/11	JPMorgan Chase	CNY	1,824	277,000	279,993	2,993
Expiring 12/19/11	Standard Chartered PLC	CNY	25,761	3,949,000	3,986,321	37,321
Expiring 12/19/11	Standard Chartered PLC	CNY	1,996	310,000	308,828	(1,172)
Czech Koruna,
Expiring 05/18/11	Bank of America	CSK	9,689	538,482	559,402	20,920
Danish Krone,
Expiring 05/18/11	Goldman Sachs & Co.	DKK	912	165,239	173,221	7,982
Euro,
Expiring 05/18/11	Barclays Capital Group	EUR	866	1,218,953	1,226,774	7,821
Expiring 05/18/11	Barclays Capital Group	EUR	239	328,000	337,740	9,740
Expiring 05/18/11	JPMorgan Chase	EUR	860	1,220,000	1,229,544	9,544
Expiring 05/18/11	JPMorgan Chase	EUR	743	1,055,000	1,052,618	(2,382)
Expiring 05/18/11	JPMorgan Chase	EUR	173	243,000	244,254	1,254
Expiring 05/18/11	JPMorgan Chase	EUR	13	18,438	18,584	146
Hungarian Forint,
Expiring 05/18/11	Deutsche Bank	HUF	41,239	203,598	218,411	14,813
Expiring 05/18/11	JPMorgan Chase	HUF	2,930	14,727	15,515	788
Japanese Yen,
Expiring 05/18/11	Barclays Capital Group	JPY	97,128	1,193,906	1,168,022	(25,884)
Expiring 05/18/11	Barclays Capital Group	JPY	28,424	345,000	341,811	(3,189)
Expiring 05/18/11	Dresdner Kleinwort Ltd.	JPY	30,465	367,000	366,360	(640)

Expiring 05/18/11	JPMorgan Chase	JPY	381,216	4,658,957	4,584,354	(74,603)
Expiring 05/18/11	JPMorgan Chase	JPY	41,563	513,000	499,816	(13,184)
Expiring 05/18/11	JPMorgan Chase	JPY	20,225	247,000	243,221	(3,779)
Expiring 05/18/11	JPMorgan Chase	JPY	980	11,988	11,786	(202)
Expiring 05/18/11	UBS Securities	JPY	1,900,145	22,709,986	22,850,398	140,412
Mexican Peso,
Expiring 05/18/11	State Street Bank	MXN	900	74,000	75,344	1,344
New Taiwanese Dollar,
Expiring 05/18/11	JPMorgan Chase	TWD	44,592	1,566,000	1,517,958	(48,042)
Norwegian Krone,
Expiring 05/18/11	Credit Suisse First Boston Corp.	NOK	11,786	2,106,000	2,125,429	19,429
Expiring 05/18/11	JPMorgan Chase	NOK	489	86,000	88,179	2,179
Expiring 05/18/11	State Street Bank	NOK	27,043	4,642,535	4,877,009	234,474
Philippine Peso,
Expiring 05/18/11	Standard Chartered PLC	PHP	182,510	4,165,000	4,195,591	30,591
Polish Zloty,
Expiring 05/18/11	Bank of America	PLN	5,976	2,085,000	2,095,513	10,513
Expiring 05/18/11	Goldman Sachs & Co.	PLN	5,351	1,834,803	1,876,612	41,809
Expiring 05/18/11	JPMorgan Chase	PLN	518	178,000	181,760	3,760
Russian Ruble,
Expiring 06/23/11	Goldman Sachs & Co.	RUB	182,774	6,374,000	6,384,998	10,998
Singapore Dollar,
Expiring 05/18/11	JPMorgan Chase	SGD	193	151,000	152,840	1,840
Expiring 05/18/11	JPMorgan Chase	SGD	89	70,000	70,949	949
Expiring 05/18/11	Standard Chartered PLC	SGD	12,480	9,754,554	9,901,325	146,771
South African Rand,
Expiring 05/19/11	JPMorgan Chase	ZAR	556	80,433	81,558	1,125
South Korean Won,
Expiring 04/14/11	Bank of America	KRW	5,715,540	5,085,000	5,206,074	121,074
Expiring 04/14/11	Bank of America	KRW	1,176,071	1,033,000	1,071,239	38,239
Expiring 04/14/11	Bank of America	KRW	1,174,580	1,045,000	1,069,881	24,881
Expiring 04/14/11	Cambridge Partners	KRW	87,399	78,000	79,609	1,609
Expiring 04/14/11	JPMorgan Chase	KRW	120,626	107,000	109,874	2,874
Swedish Krona,
Expiring 05/18/11	Dresdner Kleinwort Ltd.	SEK	40,675	6,253,868	6,427,864	173,996
Expiring 05/18/11	JPMorgan Chase	SEK	804	125,000	127,095	2,095
Swiss Franc,
Expiring 05/18/11	Credit Suisse First Boston Corp.	CHF	3,184	3,302,981	3,467,733	164,752

				$109,016,971	$110,400,075	$1,383,104

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 05/18/11	Goldman Sachs & Co.	BRL	8,031	$4,735,000	$4,869,101	$(134,101)
British Pound,
Expiring 05/18/11	JPMorgan Chase	GBP	220	352,000	352,251	(251)
Expiring 05/18/11	JPMorgan Chase	GBP	83	134,000	133,207	793
Expiring 05/18/11	State Street Bank	GBP	112	180,969	179,357	1,612
Expiring 05/18/11	State Street Bank	GBP	88	143,000	141,871	1,129
Canadian Dollar,
Expiring 05/18/11	Barclays Capital Group	CAD	65	65,000	66,612	(1,612)
Expiring 05/18/11	JPMorgan Chase	CAD	72	73,000	74,371	(1,371)
Expiring 05/18/11	JPMorgan Chase	CAD	68	69,000	70,035	(1,035)
Expiring 05/18/11	Royal Bank of Canada	CAD	5,237	5,299,666	5,396,452	(96,786)
Expiring 05/18/11	State Street Bank	CAD	79	80,000	81,175	(1,175)
Chilean Peso,
Expiring 05/18/11	Credit Suisse First Boston Corp.	CLP	1,021,442	2,122,388	2,128,314	(5,926)
Chinese Yuan,
Expiring 07/07/11	Cambridge Partners	CNY	1,276	195,000	195,849	(849)

Expiring 07/07/11	Citigroup Global Markets	CNY	25,552	3,808,000	3,922,804	(114,804)
Expiring 07/07/11	JPMorgan Chase	CNY	782	120,000	120,114	(114)
Expiring 07/07/11	Standard Chartered PLC	CNY	1,147	176,000	176,118	(118)
Euro,
Expiring 05/18/11	Bank of America	EUR	5,065	7,174,748	7,171,487	3,261
Expiring 05/18/11	Bank of America	EUR	4,348	5,882,325	6,155,687	(273,362)
Expiring 05/18/11	Bank of America	EUR	1,680	2,292,000	2,379,362	(87,362)
Expiring 05/18/11	Bank of America	EUR	613	846,124	867,585	(21,461)
Expiring 05/18/11	JPMorgan Chase	EUR	3,773	5,267,803	5,341,596	(73,793)
Expiring 05/18/11	JPMorgan Chase	EUR	3,137	4,320,875	4,442,035	(121,160)
Expiring 05/18/11	JPMorgan Chase	EUR	844	1,161,000	1,195,144	(34,144)
Expiring 05/18/11	JPMorgan Chase	EUR	529	740,000	748,335	(8,335)
Expiring 05/18/11	JPMorgan Chase	EUR	217	307,000	307,725	(725)
Expiring 05/18/11	JPMorgan Chase	EUR	120	170,536	170,136	400
Expiring 05/18/11	JPMorgan Chase	EUR	94	130,000	133,398	(3,398)
Expiring 05/18/11	Royal Bank of Scotland	EUR	3,038	4,286,000	4,301,047	(15,047)
Expiring 05/18/11	Royal Bank of Scotland	EUR	912	1,231,772	1,291,353	(59,581)
Expiring 05/18/11	State Street Bank	EUR	430	592,000	608,669	(16,669)
Expiring 05/18/11	UBS Securities	EUR	148	202,147	210,110	(7,963)
Japanese Yen,
Expiring 05/18/11	JPMorgan Chase	JPY	158,556	1,960,000	1,906,730	53,270
Expiring 05/18/11	JPMorgan Chase	JPY	92,936	1,135,167	1,117,612	17,555
Expiring 05/18/11	JPMorgan Chase	JPY	49,053	592,000	589,895	2,105
Expiring 05/18/11	JPMorgan Chase	JPY	36,926	455,000	444,063	10,937
Expiring 05/18/11	State Street Bank	JPY	41,274	505,000	496,341	8,659
Malaysian Ringgit,
Expiring 06/22/11	Bank of America	MYR	4,126	1,345,000	1,354,340	(9,340)
Mexican Peso,
Expiring 05/18/11	JPMorgan Chase	MXN	41,327	3,397,864	3,458,621	(60,757)
Expiring 05/18/11	State Street Bank	MXN	3,644	301,532	304,978	(3,446)
Norwegian Krone,
Expiring 05/18/11	State Street Bank	NOK	484	86,000	87,216	(1,216)
Philippine Peso,
Expiring 05/18/11	Standard Chartered PLC	PHP	182,510	4,137,767	4,195,590	(57,823)
Polish Zloty,
Expiring 05/18/11	JPMorgan Chase	PLN	441	154,000	154,607	(607)
South African Rand,
Expiring 05/19/11	Dresdner Kleinwort Ltd.	ZAR	24,408	3,305,689	3,581,568	(275,879)
Expiring 05/19/11	Goldman Sachs & Co.	ZAR	1,769	243,216	259,591	(16,375)
Expiring 05/19/11	JPMorgan Chase	ZAR	644	88,000	94,513	(6,513)
South Korean Won,
Expiring 04/14/11	JPMorgan Chase	KRW	88,480	79,000	80,593	(1,593)
Swedish Krona,
Expiring 05/18/11	Goldman Sachs & Co.	SEK	13,649	2,127,000	2,157,019	(30,019)
Expiring 05/18/11	JPMorgan Chase	SEK	1,037	164,000	163,598	402
Swiss Franc,
Expiring 05/18/11	JPMorgan Chase	CHF	78	87,000	85,433	1,567

				$72,320,588	$73,763,608	$(1,443,020)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Preferred Stock	$13,042	$—	$—
Warrants	—	35,156	—
Asset-Backed Securities	—	5,294,525	214,194
Commerical Mortgage-Backed Securities	—	9,358,063	—
Corporate Obligations	—	60,400,117	40,200
Foreign Bonds	—	241,595,759	—
Municipal Bonds	—	4,540,888	—
Residential Mortgage-Backed Securities	—	1,136,546	—
Sovereign Issues	—	2,156,824	—
U.S. Government Mortgage-Backed Securities	—	62,166,421	—
U.S. Treasury Obligations	—	32,995,700	—
Affiliated Money Market Mutual Fund	6,859,151	—	—
Other Financial Instuments*
Futures	89,471	—	—
Foreign Forward Currency Contracts	—	(59,916)	—

Total	$6,961,664	$419,620,083	$254,394

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Sovereign Issues	39.2%
U.S. Government Mortgage-Backed Securities	14.7
Financial — Bank & Trust	10.6
U.S. Treasury Obligations	7.8
Financial Services	6.1
Commercial Mortgage-Backed Securities	2.2
Oil & Gas	2.0
Telecommunications	2.0
Affiliated Money Market Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.6
Utilities	1.5
Asset-Backed Securities	1.3
Media	1.2
Municipal Bonds	1.1
Insurance	0.8
Electric	0.7
Metals & Mining	0.7
Retail & Merchandising	0.5
Food	0.5

Beverages	0.5
Pipelines	0.5
Entertainment & Leisure	0.4
Tobacco	0.3
Real Estate Investment Trusts	0.3
Farming & Agriculture	0.3
Environmental Services	0.3
Chemicals	0.2
Real Estate	0.2
Residential Mortgage-Backed Securities	0.2
Commercial Services	0.2
Airlines	0.2
Pharmaceuticals	0.2
Transportation	0.2
Advertising	0.2
Aerospace & Defense	0.2
Electronic Components & Equipment	0.2
Building Materials	0.1
Holding Companies — Diversified	0.1
Apparel	0.1
Broadcasting	0.1
Machinery & Equipment	0.1
Manufacturing	0.1
Foreign Bonds	0.1
Office Equipment	0.1
Healthcare Services	0.1
Financial — Brokerage	0.1
Home Builders	0.1
Biotechnology	0.1
Computer Services & Software	0.1
Semiconductors	0.1
Consumer Products & Services	0.1
Business Services	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace & Defense — 1.9%
Boeing Co. (The)	306,300	$22,644,759
United Technologies Corp.	125,400	10,615,110

		33,259,869

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	361,500	18,125,610

Automotive Parts — 1.4%
General Motors Co.*(a)	337,300	10,466,419
O’Reilly Automotive, Inc.*(a)	253,100	14,543,126

		25,009,545

Beverages — 1.2%
PepsiCo, Inc.	333,300	21,467,853

Biotechnology — 2.5%
Celgene Corp.*	401,908	23,121,767
Human Genome Sciences, Inc.*(a)	445,400	12,226,230
Vertex Pharmaceuticals, Inc.*	170,900	8,191,237

		43,539,234

Business Services — 1.7%
MasterCard, Inc. (Class A Stock)	118,800	29,904,336

Chemicals — 2.4%
Praxair, Inc.	423,200	42,997,120

Commercial Banks — 2.0%
Wells Fargo & Co.	1,135,700	36,001,690

Commercial Services & Supplies — 2.3%
McKesson Corp.	523,400	41,374,770

Communication Equipment — 6.3%
Juniper Networks, Inc.*	1,139,600	47,954,368
QUALCOMM, Inc.	1,144,500	62,752,935

		110,707,303

Computer Hardware — 8.7%
Apple, Inc.*	328,400	114,430,980
EMC Corp.*(a)	1,003,600	26,645,580
NetApp, Inc.*	274,100	13,206,138

		154,282,698

Computer Services & Software — 2.8%
Accenture PLC (Class A Stock) (Ireland)	627,000	34,466,190
Nuance Communications, Inc.*(a)	788,060	15,414,454

		49,880,644

Conglomerates — 0.5%
Textron, Inc.(a)	339,600	9,301,644

Distribution/Wholesale — 1.0%
Fastenal Co.(a)	269,400	17,465,202

Diversified Operations — 1.9%
3M Co.	350,800	32,799,800

Electronic Components — 1.2%
Emerson Electric Co.	375,000	21,911,250

Financial — Bank & Trust — 2.7%
JPMorgan Chase & Co.	1,024,800	47,243,280

Financial Services — 3.0%
Franklin Resources, Inc.	316,200	39,550,296
IntercontinentalExchange, Inc.*	102,700	12,687,558

		52,237,854

Food — 0.3%
Whole Foods Market, Inc.(a)	87,100	5,739,890

Healthcare Services — 0.5%
UnitedHealth Group, Inc.	196,200	8,868,240

Hotels, Restaurants & Leisure — 5.7%
Carnival Corp. (Panama)	700,200	26,859,672
Chipotle Mexican Grill, Inc.*	40,700	11,085,459
Las Vegas Sands Corp.*	374,700	15,819,834
Marriott International, Inc. (Class A Stock)	832,741	29,628,925
Starwood Hotels & Resorts Worldwide, Inc.(a)	285,000	16,564,200

		99,958,090

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	1,167,600	18,728,304

Internet Services — 13.1%
Amazon.com, Inc.*(a)	357,847	64,458,980
Baidu, Inc., ADR (Cayman Islands)*	185,800	25,605,098
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	266,100	11,040,489
eBay, Inc.*	449,500	13,952,480
Google, Inc. (Class A Stock)*	150,600	88,283,226
priceline.com, Inc.*	57,100	28,917,724

		232,257,997

Media — 1.5%
Walt Disney Co. (The)	632,200	27,241,498

Medical Supplies & Equipment — 1.8%
Edwards Lifesciences Corp.*	106,800	9,291,600
Stryker Corp.	379,200	23,055,360

		32,346,960

Metal Fabricate/Hardware — 1.7%
Precision Castparts Corp.	202,500	29,803,950

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.	197,300	10,960,015
Peabody Energy Corp.	289,400	20,825,224

		31,785,239

Oil, Gas & Consumable Fuels — 8.8%
Cimarex Energy Co.	92,000	10,602,080
EOG Resources, Inc.	392,400	46,503,324
Range Resources Corp.(a)	384,700	22,489,562
Schlumberger Ltd. (Netherlands)	560,700	52,290,882
Suncor Energy, Inc. (Canada)	535,100	23,993,884

		155,879,732

Pharmaceuticals — 2.0%
Express Scripts, Inc.*(a)	628,700	34,962,007

Real Estate — 0.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	391,273	10,446,989

Retail & Merchandising — 5.3%
Danaher Corp.(a)	1,128,400	58,563,960
Dollar General Corp.*(a)	464,600	14,565,210
Starbucks Corp.	571,300	21,109,535

		94,238,705

Semiconductors — 2.6%
Applied Materials, Inc.	1,570,400	24,529,648
Cree, Inc.*(a)	171,200	7,902,592
Rovi Corp.*	242,700	13,020,855

		45,453,095

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp. (Class A Stock)	603,200	23,754,016

Telecommunications — 3.5%
Corning, Inc.	1,104,200	22,779,646
Crown Castle International Corp.*	922,655	39,258,970

		62,038,616

Transportation — 2.8%
Union Pacific Corp.	216,100	21,249,113
United Parcel Service, Inc. (Class B Stock)	372,300	27,669,336

		48,918,449

TOTAL LONG-TERM INVESTMENTS (cost $1,431,803,662)		1,749,931,479

SHORT-TERM INVESTMENT — 10.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $181,270,336; includes $162,150,054 of cash collateral for securities on loan)(b)(w)	181,270,336	181,270,336

TOTAL INVESTMENTS — 109.1% (cost $1,613,073,998)		1,931,201,815

Liabilities in excess of other assets — (9.1)%		(161,393,757)

NET ASSETS — 100.0%		$1,769,808,058

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,045,319; cash collateral of $162,150,054 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,749,931,479	$—	$—
Affiliated Money Market Mutual Fund	181,270,336	—	—

Total	$1,931,201,815	$—	$—

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%

COMMON STOCKS — 95.6%

Agriculture — 0.1%
Archer-Daniels-Midland Co.	47,300	$1,703,273

Chemicals — 6.1%
Air Products & Chemicals, Inc.	114,300	10,307,574
Monsanto Co.	87,000	6,286,620
Mosaic Co. (The)	34,500	2,716,875
Potash Corp. of Saskatchewan, Inc. (Canada)	505,700	29,800,901
Praxair, Inc.	162,900	16,550,640
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(a)	110,600	6,111,756

		71,774,366

Commercial Services — 1.2%
Total SA, ADR (France)	233,554	14,239,788

Construction — 5.3%
Fluor Corp.	156,100	11,498,326
Foster Wheeler AG (Switzerland)*	359,860	13,537,933
Louisiana-Pacific Corp.*(a)	352,300	3,699,150
McDermott International, Inc. (Panama)*	667,600	16,950,364
Multiplan Empreendimentos Imobiliarios SA (Brazil)	95,700	1,954,856
Technip SA (France)	144,007	15,357,454

		62,998,083

Energy Services — 4.3%
Calpine Corp.*(a)	801,300	12,716,631
NRG Energy, Inc.*(a)	305,000	6,569,700
Peabody Energy Corp.	439,000	31,590,440

		50,876,771

Exploration & Production — 4.5%
Devon Energy Corp.	39,314	3,607,846
Murphy Oil Corp.	292,900	21,504,718
Nexen, Inc. (Canada)(a)	259,700	6,471,724
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	297,975	21,710,458

		53,294,746

Integrated Petroleum — 5.8%
Baker Hughes, Inc.	340,553	25,006,807
Chevron Corp.	232,456	24,972,748
Exxon Mobil Corp.	220,308	18,534,512

		68,514,067

Machinery & Equipment — 2.6%
Babcock & Wilcox Co. (The)*	305,000	10,180,900
Joy Global, Inc.	211,499	20,898,216

		31,079,116

Metals & Mining — 20.3%
Agnico-Eagle Mines Ltd. (Canada)	252,700	16,766,645
Alpha Natural Resources, Inc.*(a)	50,300	2,986,311
Anglo American PLC (United Kingdom)	285,866	14,706,947
Aquarius Platinum Ltd. (Bermuda)	772,800	4,284,518
Arch Coal, Inc.(a)	754,500	27,192,180
Barrick Gold Corp. (Canada)	194,600	10,101,686
BHP Billiton Ltd. (Australia)	455,901	21,955,906
Compass Minerals International, Inc.(a)	39,800	3,722,494
CONSOL Energy, Inc.	45,300	2,429,439
Eastern Platinum Ltd. (Canada)*	3,988,700	5,348,437
Eldorado Gold Corp. (Canada)(a)	924,800	15,037,248
Eurasian Natural Resources Corp. (United Kingdom)	351,019	5,273,507
Franco-Nevada Corp. (Canada)	312,100	11,457,080
Freeport-McMoRan Copper & Gold, Inc.	408,206	22,675,843
Fresnillo PLC (United Kingdom)	249,761	6,182,322
HudBay Minerals, Inc. (Canada)	292,700	4,773,937
Tenaris SA, ADR (Luxembourg)(a)	141,600	7,003,536
United States Steel Corp.(a)	159,300	8,592,642
Vale SA, ADR (Brazil)	554,200	18,482,570
Vulcan Materials Co.(a)	180,100	8,212,560
Walter Energy, Inc.	84,300	11,416,749
Whitehaven Coal Ltd. (Australia)	715,800	4,953,198
Xstrata PLC (United Kingdom)	289,221	6,760,058

		240,315,813

Oil & Gas — 30.3%
Cabot Oil & Gas Corp.	47,000	2,489,590
Cairn Energy PLC (United Kingdom)*	676,200	5,012,706
Cameron International Corp.*(a)	584,500	33,374,950
Cobalt International Energy, Inc.*	303,000	5,093,430
Comstock Resources, Inc.*(a)	87,800	2,716,532
Concho Resources, Inc.*	47,600	5,107,480
Concho Resources, Inc., PIPE*	37,900	3,863,336
Continental Resources, Inc.*(a)	12,600	900,522
Diamond Offshore Drilling, Inc.(a)	248,400	19,300,680
El Paso Corp.	705,300	12,695,400
Ensco International PLC, ADR (United Kingdom)(a)	192,000	11,105,280
Gazprom OAO, ADR (Russia)	480,167	15,543,006
Halliburton Co.	315,600	15,729,504
Hess Corp.	148,100	12,619,601
National Oilwell Varco, Inc.	72,202	5,723,453
Noble Corp. (Switzerland)(a)	299,600	13,667,752
Petroleo Brasileiro SA, ADR (Brazil)	436,200	15,502,548
QEP Resources, Inc.	280,300	11,363,362
QGEP Participacoes SA (Brazil)*	47,000	666,720
Range Resources Corp.(a)	232,000	13,562,720
Schlumberger Ltd. (Netherlands)	600,125	55,967,657
Southwestern Energy Co.*	403,400	17,334,098
Spectra Energy Corp.	280,200	7,615,836
Statoil ASA (Norway)	117,300	3,251,587
Subsea 7 SA (United Kingdom)	275,647	6,963,137
Suncor Energy, Inc. (Canada)	296,300	13,286,092
Targa Resources Corp.	57,200	2,072,928
Trican Well Service Ltd. (Canada)	530,300	11,973,457
Tullow Oil PLC (United Kingdom)	440,898	10,241,599
Ultra Petroleum Corp. (Canada)*(a)	212,900	10,485,325
Williams Cos., Inc. (The)	342,600	10,682,268
Woodside Petroleum Ltd. (Australia)	76,286	3,692,823

		359,605,379

Paper & Forest Products — 1.0%
International Paper Co.	166,000	5,009,880
Weyerhaeuser Co.	263,651	6,485,815

		11,495,695

Petroleum Exploration & Production — 9.4%
Anadarko Petroleum Corp.	102,000	8,355,840
BG Group PLC (United Kingdom)	789,794	19,651,092
Canadian Natural Resources Ltd. (Canada)	513,900	25,402,077
EOG Resources, Inc.(a)	217,000	25,716,670
FMC Technologies, Inc.*	225,600	21,314,688
Newfield Exploration Co.*	149,700	11,378,697

		111,819,064

Real Estate Investment Trusts — 0.5%
AMB Property Corp.	38,100	1,370,457
Boston Properties, Inc.	12,200	1,157,170
Camden Property Trust	22,400	1,272,768
Federal Realty Investment Trust	12,000	978,720
Simon Property Group, Inc.	9,963	1,067,635

		5,846,750

Semiconductors — 1.0%
Cree, Inc.*	25,700	1,186,312
First Solar, Inc.*(a)	43,700	7,028,708
MEMC Electronic Materials, Inc.*(a)	281,300	3,645,648

		11,860,668

Telecommunications — 1.3%
Quanta Services, Inc.*(a)	706,996	15,857,920

Utilities — 1.9%
AES Corp. (The)*	731,200	9,505,600
Exelon Corp.	145,000	5,979,800
GenOn Energy, Inc.*	1,784,900	6,800,469

		22,285,869

TOTAL COMMON STOCKS (cost $869,510,781)		1,133,567,368

	Units
WARRANTS*(l)

Metals & Mining
Franco-Nevada Corp., expiring 6/16/17 (Canada) (cost $10,146)	2,550	16,307

TOTAL LONG-TERM INVESTMENTS (cost $869,520,927)		1,133,583,675

	Shares
SHORT-TERM INVESTMENTS — 17.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $207,343,031; includes $153,731,424 of cash collateral for securities on loan)(b)(w)	207,343,031	207,343,031

TOTAL INVESTMENTS(o) — 113.1% (cost $1,076,863,958)		1,340,926,706

Liabilities in excess of other assets — (13.1)%		(155,074,341)

NET ASSETS — 100.0%		$1,185,852,365

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

PIPE	Private Investment In Public Equity

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,116,390; cash collateral of $153,731,424 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(o)	As of March 31, 2011, one security representing $3,863,336 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,129,704,032	$—	$3,863,336
Warrants	16,307	—	—
Affiliated Money Market Mutual Fund	207,343,031	—	—

Total	$1,337,063,370	$—	$3,863,336

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2011 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 111.0%

ASSET-BACKED SECURITIES — 4.6%

Ace Securities Corp., Series 2003-NC1, Class M1	Caa1	1.42%	(c)	07/25/33	$2,710	$2,087,467
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.595%	(c)	04/25/34	2,809	2,436,600
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	0.89%	(c)	09/25/34	1,700	1,443,394
Argent Securities, Inc., Series 2004-W10, Class M1	A3	0.85%	(c)	10/25/34	8,900	7,420,820
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.64%		05/20/16	2,140	2,283,219
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	NR	3.15%		03/20/17	1,840	1,833,815
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90%	(c)	04/10/28	2,400	3,722,124
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%	(s)	05/28/37	3,200	3,170,419
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.85%	(c)	12/25/39	296	232,894
Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3	Aaa	0.82%	(c)	09/25/34	1,860	1,683,886
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.74%	(c)	07/25/35	5,991	4,738,027
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	CCC(d)	3.481%	(c)	10/25/36	332	213,288
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.47%	(c)	12/25/36	291	261,490
Brazos Higher Education Authority, Series 2010-1, Class A2	AAA(d)	1.512%	(c)	02/25/35	2,500	2,381,346
Brazos Higher Education Authority, Series 2011-1, Class A3	AAA(d)	1.359%	(c)	11/25/33	4,300	3,931,000
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.90%	(c)	03/25/33	4,099	3,079,284
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	Ba3	1.60%	(c)	08/25/33	2,467	2,009,859
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa3	0.80%	(c)	10/25/34	5,630	4,840,674
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	0.92%	(c)	07/25/34	2,763	1,968,115
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa1	5.071%	(c)	04/25/35	3,541	1,580,898
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa3	0.71%	(c)	10/25/35	8,500	8,095,281
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.58%	(c)	07/25/36	1,700	950,100
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	CCC(d)	0.70%	(c)	03/25/47	437	220,629
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.405%	(c)	11/15/36	353	268,422
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.405%	(c)	11/15/36	674	534,150
EFS Volunteer LLC, Series 2010-1, Class A2, 144A	AAA(d)	1.16%	(c)	10/25/35	3,650	3,400,190
First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FF5, Class M1	B3	1.15%	(c)	03/25/34	4,420	3,513,964
Fremont Home Loan Trust, Series 2003-B, Class M1	Baa3	1.30%	(c)	12/25/33	2,535	2,000,922
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B2	3.252%	(c)	03/18/29	3,275	2,686,523
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.27%		06/15/29	5,280	4,531,383
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.754%	(c)	06/19/29	1,725	1,424,784

Greenpoint Manufactured Housing, Series 1999-4, Class A2	B1	3.754%	(c)	02/20/30	1,725	1,397,250
Greenpoint Manufactured Housing, Series 2000-6, Class A3	Aa3	2.262%	(c)	11/22/31	2,500	2,099,946
Greenpoint Manufactured Housing, Series 2000-7, Class A2	B3	3.754%	(c)	11/17/31	5,625	4,774,684
Greenpoint Manufactured Housing, Series 2001-2, Class IA2	A2	2.266%	(c)	02/20/32	2,625	2,225,871
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2	A2	2.255%	(c)	03/13/32	3,650	3,039,562
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca	0.55%	(c)	03/25/37	4,047	2,330,776
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.80%	(c)	03/25/34	1,767	1,732,353
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.29%		03/25/16	2,640	2,882,586
Illinois Student Assistance Commission, Series 2010-1, Class A3	AAA(d)	1.203%	(c)	07/25/45	13,800	13,102,824
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.563%	(c)	10/25/32	5,045	4,753,360
Lehman XS Trust, Series 2005-5N, Class 1A1	B2	0.55%	(c)	11/25/35	260	196,928
Lehman XS Trust, Series 2005-5N, Class 3A1A	B3	0.55%	(c)	11/25/35	366	283,234
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666%	(c)	05/25/46	95	95,020
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.27%	(c)	10/25/33	2,631	2,282,749
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.09%	(c)	03/22/32	6,700	6,081,992
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.783%	(c)	04/25/24	1,890	1,939,885
Novastar Home Equity Loan, Series 2003-3, Class A2C	Baa3	1.31%	(c)	12/25/33	2,897	2,624,188
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aaa	0.70%	(c)	03/25/36	601	600,210
Park Place Securities, Inc., Series 2004-WHQ2, Class M1	Aa1	0.84%	(c)	02/25/35	2,250	2,213,471
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Baa2	1.15%	(c)	10/25/34	1,565	1,392,987
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.52%	(c)	05/25/36	1,929	1,235,415
RAAC, Series 2007-SP3, Class A1	Caa1	1.45%	(c)	09/25/47	224	177,409
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.49%	(c)	11/25/36	4,100	2,293,355
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.71%	(c)	05/25/35	2,759	2,283,902
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.60%	(c)	12/15/25	3,900	3,696,818
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.413%	(c)	01/25/27	4,620	4,368,790
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Baa1	0.75%	(c)	01/25/35	2,383	2,124,369
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa1	5.645%	(c)	10/25/36	945	664,462

TOTAL ASSET-BACKED SECURITIES (cost $151,298,258)						151,839,363

BANK LOANS(c)(g) — 0.6%

Affinion Group, Inc., Tranche Term Loan B	Ba3	5.00%		10/06/16	1,985	1,985,000
Aramark Corp., Term Loan Strip	Ba3	2.182%		01/26/14	142	140,576
Aramark Corp., Term Loan Strip	NR	3.557%		06/26/16	309	308,584
Cengage Learning Acquisitions, Inc., Term Loan	B2	2.50%		07/14/14	1,485	1,421,344
Charter Communications Operating LLC, Term Loan C	Ba2	3.56%		09/06/16	2,845	2,848,744
CHS / Community Health Systems, Inc., Term Loan B	Ba3	2.561%		07/25/14	359	354,513
CHS / Community Health Systems, Inc., Term Loan BB	NR	3.811%		01/25/17	171	170,845
First Data Corp., Term Loan B2	B1	3.002%		09/24/14	2,378	2,276,983
Graphic Packaging International, Inc., Term Loan B	Ba3	2.303%		05/16/14	837	830,728
Harrah’s Operating Co., Inc., Term Loan B2	B3	3.303%		01/28/15	1,009	932,766
HCA, Inc., Term Loan B	Ba3	2.557%		11/17/13	637	633,209
Neiman Marcus Group, Inc., Term Loan B	B2	4.303%		04/06/16	1,884	1,867,849
Royalty Pharma, Tranche Term Loan B	Baa2	2.557%		04/16/13	470	469,285
Texas Competitive Electric Holdings Co. LLC, Tranche Term Loan B3	B2	3.769%		10/10/14	1,949	1,637,576
Tribune Co., Term Loan X(i)	NR	3.23%		06/04/11	183	124,800
VNU Nielsen Finance LLC, Term Loan B	Ba3	3.759%	(s)	05/01/16	1,869	1,863,939

TOTAL BANK LOANS (cost $17,456,300)						17,866,741

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%

Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%	01/14/29	2,800	2,847,071
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%	02/10/51	60	63,309
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.907% (c)	09/11/38	5,950	6,526,598
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%	02/11/44	8,000	8,380,702
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%	06/20/31	3,493	3,797,705
Extended Stay America Trust, Series 2010-ESHA, Class A, 144A	Aaa	2.951%	11/05/27	6,458	6,352,307
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1	Aaa	1.073% (c)	01/25/20	12,484	830,869
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1	Aaa	1.244% (c)	04/25/20	23,472	1,772,594
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1	Aaa	1.687% (c)	06/25/20	28,874	2,912,610
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1	Aaa	1.521% (c)	08/25/20	13,324	1,217,120
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(d)	5.238% (c)	11/10/45	3,000	3,182,344
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224% (c)	04/10/37	1,000	1,064,781
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%	07/10/39	468	486,472
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	A1	6.002% (c)	08/10/45	690	732,597
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X, IO	Aaa	1.345%	08/10/43	57,358	2,975,903
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918% (c)	10/15/42	3,500	3,705,257
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%	01/15/49	890	938,628
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	5,900	6,252,119
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%	09/15/39	690	736,463
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	Aaa	5.347%	11/15/38	1,140	1,206,028
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.858% (c)	07/15/40	7,855	8,360,490
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485% (c)	03/12/51	9,210	9,646,117
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72% (c)	11/15/26	3,791	4,135,648
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	Aaa	5.854% (c)	05/12/39	900	976,965
Morgan Stanley Capital I, Series 2006-IQ11, Class A4	AAA(d)	5.726% (c)	10/15/42	140	153,379
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	1,570	1,656,562

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $79,433,316)					80,910,638

CORPORATE BONDS — 27.8%

Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%	09/15/14	1,670	1,946,577

Aerospace/Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes(a)	A2	4.875%	02/15/20	3,060	3,269,751
Raytheon Co., Sr. Unsec’d. Notes	Baa1	3.125%	10/15/20	1,630	1,493,557
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.50%	04/15/20	3,010	3,132,435

					7,895,743

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	8.50%	11/10/13	2,210	2,577,324
Altria Group, Inc., Gtd. Notes	Baa1	9.25%	08/06/19	4,740	6,186,041
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%	06/01/12	2,100	2,240,518
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	780	926,997

					11,930,880

Airlines — 0.2%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.75%	09/15/15	1,720	1,735,050
Delta Air Lines 2009-1, Pass-Through Trust, Class A Pass-Through Certificates	Baa2	7.75%	06/17/21	2,346	2,568,677
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.75%	01/15/17	1,098	1,251,941

					5,555,668

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(a)	Ba2	8.375%	07/15/33	510	151,725

Banks — 4.0%
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.50%	09/15/20	9,820	10,470,575
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.625%	07/01/20	520	533,872
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%	12/01/17	100	105,361
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%	09/01/17	740	793,131
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%	05/15/14	410	463,023
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	9,900	11,466,170
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.65%	05/01/18	2,530	2,644,057
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.85%	01/22/15	2,400	2,487,384
Credit Agricole SA, Jr. Sub. Notes, 144A (France)(a)	A3	8.375% (c)	10/29/49	8,800	9,416,000
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	2.625%	01/21/14	3,200	3,201,133
ICICI Bank Ltd., Jr. Sub. Notes (India)	Baa2	6.375% (c)	04/30/22	1,830	1,820,850
ICICI Bank Ltd., Jr. Sub. Notes, 144A (India)	Ba1	6.375% (c)	04/30/22	480	477,600
Intesa Sanpaolo SpA, Sr. Notes, 144A (Italy)	Aa2	3.625%	08/12/15	2,950	2,851,016
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%	02/28/15	5,480	1,424,800
Nordea Bank AB, Sr. Notes, 144A (Sweden)	Aa2	4.875%	01/27/20	860	879,797
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	3.70%	11/13/14	2,870	2,971,816
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	4.875%	01/14/21	1,870	1,899,093
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	A2	11.00% (c)	06/29/49	7,415	9,658,037
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%	10/21/19	4,560	4,679,881
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%	11/12/13	800	810,720
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%	10/01/14	8,320	8,343,421
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)(a)	Aa3	3.95%	09/21/15	1,130	1,130,855
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	4.875%	03/16/15	2,800	2,910,247
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)(a)	Aa2	3.724%	01/20/15	3,990	3,858,529
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)(a)	Aa2	3.781%	10/07/15	2,400	2,319,782
State Street Corp., Jr. Sub. Debs.	A3	4.956%	03/15/18	8,750	9,016,525
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.10%	01/14/16	2,270	2,245,968
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.15%	07/22/15	4,560	4,539,717
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	2.25%	01/28/14	2,040	2,043,831
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	3.875%	01/15/15	1,300	1,332,390
UBS AG, Sr. Unsec’d. Notes (Switzerland)(a)	Aa3	4.875%	08/04/20	2,230	2,248,487
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.57% (c)	03/29/49	3,610	3,312,175
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%	02/01/18	3,990	4,395,568
Wachovia Corp., Sub. Notes	A2	5.625%	10/15/16	5,220	5,641,024
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.676%	06/15/16	3,070	3,088,144

Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.75%		10/01/14	300	314,341
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	842,643
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	530,012
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,027,701
Wells Fargo Capital X, Ltd. Gtd. Notes	Aa3	5.95%		12/01/86	1,730	1,703,446

						130,899,122

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa1	5.00%		04/15/20	2,310	2,415,819
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa1	5.375%		01/15/20	4,570	4,904,990
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	4.828%		07/15/20	3,490	3,607,477
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.90%		11/01/18	732	929,100

						11,857,386

Biotechnology
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%		07/15/17	1,323	1,397,419

Cable Television — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba3	8.00%		04/30/12	180	189,000
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A(a)	Ba3	10.875%		09/15/14	2,025	2,268,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/15	2,900	3,168,250
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.125%		02/15/21	1,230	1,149,321
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	5.875%		11/15/40	6,190	5,816,427
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	840,655
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	1,990	2,080,688
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,339,653
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	4,100	4,994,739
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,651,416
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.15%		05/01/12	2,110	2,309,230
Time Warner, Inc., Gtd. Notes	Baa2	4.70%		01/15/21	1,890	1,881,964

						27,689,343

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes(a)	Ba1	7.125%		05/01/20	2,010	2,281,350
Potash Corp of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	4.875%		03/30/20	650	673,979
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	260	280,381
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	830	966,156

						4,201,866

Commercial Services
Stonemor Operating LLC/Cornerstone Family Services of WV, Gtd. Notes	B3	10.25%		12/01/17	730	750,075

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	Ba3	6.875%		02/15/21	4,010	4,040,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	900	922,500

						4,962,575

Containers & Packaging — 0.2%
Ball Corp., Gtd. Notes(a)	Ba1	5.75%		05/15/21	4,400	4,312,000
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20	2,010	2,100,450

						6,412,450

Diversified
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa2	9.75%		05/15/14	36	43,738
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa2	10.25%		05/15/16	523	628,908

						672,646

Diversified Financial Services — 5.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	4,160	5,190,320
American Express Co., Sub. Notes	Baa2	6.80	%(c)	09/01/66	1,230	1,254,600
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	4,100,344
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.70%		10/27/19	1,570	1,654,600
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	4,170	4,697,013

Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,334,158
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14	2,360	2,545,496
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		12/13/13	6,400	6,958,886
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	532,336
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.01%		01/15/15	6,670	7,289,076
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,852,030
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,296,045
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38	4,070	4,472,702
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39	1,230	1,541,822
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,401,667
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	12.00%		05/15/15	3,200	4,027,683
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.125%		12/21/12	4,870	4,985,049
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.625%		01/07/21	13,520	13,314,793
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	2,680	2,897,399
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.90%		05/13/14	2,230	2,461,318
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.375%		09/16/20	6,860	6,666,548
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,509,676
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		08/07/19	2,410	2,631,156
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	6,300	7,030,756
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67	3,580	3,678,450
Goldman Sachs Capital II, Ltd. Gtd. Notes	A2	5.793	%(c)	06/01/43	3,730	3,217,125
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.00%		06/15/20	6,750	7,135,594
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.25%		02/01/41	7,760	7,727,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%		08/01/12	770	794,070
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.75%		07/15/13	370	392,082
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.25%		10/15/13	1,110	1,191,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.30%		02/14/12	220	228,573
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	4,380	4,447,167
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45%		11/01/12	1,240	1,317,923
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,288,564
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.60%		01/15/12	490	512,193
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50%		02/15/19	2,335	2,712,299
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.00%		05/01/14	2,000	2,196,182
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%		01/15/21	7,090	7,359,314
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.50%		09/01/14	1,930	2,060,275
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16	9,610	10,282,700
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.25%		10/15/20	4,050	3,870,634
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.40%		07/22/20	2,150	2,077,659
JPMorgan Chase & Co., Sub. Notes(a)	A1	5.15%		10/01/15	3,160	3,385,011
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,894,615
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	A2	6.50%		07/19/17	3,140	314
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	A2	6.75%		12/28/17	1,040	104
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	8,420	9,352,027
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13	3,350	3,551,188
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	518,892
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	338,204
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.20%		11/20/14	180	185,833
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.55%		04/27/17	3,350	3,523,684
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	4,180	4,594,305
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,740	1,705,200
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa1	7.191	%(c)	12/29/49	670	667,806
RSHB Capital SA For OJSC Russian Agricultural Bank, Sr. Sec’d. Notes (Luxembourg)	A3	6.299%		05/15/17	1,080	1,129,950
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%		12/15/17	740	676,175

						190,659,409

Electric — 1.2%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20	4,540	4,903,200
Calpine Construction Finance Co. LP and CCFC Finance Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.00%		06/01/16	1,995	2,174,550

Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.50%	02/15/21	970	1,003,950
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	1,000	1,062,500
Carolina Power & Light Co., First Mortgage	A1	6.30%	04/01/38	1,300	1,463,618
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.20%	08/15/19	3,000	3,197,766
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%	09/17/12	3,380	3,592,659
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%	01/15/19	960	1,225,399
Energy Future Holdings Corp., Gtd. Notes, PIK(a)	Ca	11.25%	11/01/17	2,234	1,848,282
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., Sr. Sec’d. Notes(a)	Caa3	10.00%	12/01/20	5,043	5,343,941
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%	11/15/11	161	165,821
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	8,550	9,261,403
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	3,097,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	1,495	1,547,325
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	670	698,475

					40,586,389

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.60%	06/15/17	320	352,126

Environmental Control — 0.2%
Allied Waste North America, Inc., Gtd. Notes	BBB(d)	7.125%	05/15/16	5,000	5,218,750

Financial Services — 0.7%
BAC Capital Trust XI, Ltd. Gtd. Notes	Aa2	6.625%	05/23/36	620	606,292
Countrywide Financial Corp., Sub. Notes	A3	6.25%	05/15/16	510	544,470
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%	07/15/11	810	821,556
Lloyds TSB Bank PLC, Bank Gtd. Notes (United Kingdom)	Aa3	6.375%	01/21/21	5,180	5,398,057
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	4.375%	01/12/15	1,340	1,364,821
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%	01/13/20	690	690,680
Lloyds TSB Bank PLC, Gtd. Notes, 144A (United Kingdom)(a)	Baa2	6.50%	09/14/20	1,500	1,474,659
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%	03/25/20	8,930	9,733,700
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%	03/13/18	743	850,735

					21,484,970

Food — 0.8%
Delhaize Group SA, Gtd. Notes (Belgium)	Baa3	6.50%	06/15/17	3,470	3,902,934
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	9,410	9,934,570
Kroger Co. (The), Gtd. Notes	Baa2	5.00%	04/15/13	1,800	1,923,226
Kroger Co. (The), Gtd. Notes	Baa2	6.15%	01/15/20	790	890,930
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%	03/01/18	3,610	4,043,695
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	3.95%	08/15/20	2,580	2,440,311
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.35%	08/15/17	2,970	3,320,080

					26,455,746

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%	02/01/16	1,100	1,047,750
MGM Resorts International, Gtd. Notes	Caa1	7.625%	01/15/17	110	103,813
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14	110	125,950
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17	260	297,700
Station Casinos, Inc., Sr. Unsec’d. Notes(g)(i)	Ba3	7.75%	08/15/16	880	88

					1,575,301

Healthcare — Services — 0.8%
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	3,625	3,905,400
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.30%	08/01/18	3,000	3,234,732
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.45%	03/15/20	1,910	1,956,717
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%	03/01/19	4,820	5,463,330
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%	07/01/19	713	812,820
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	B1	10.00%	05/01/18	2,020	2,365,925
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	02/15/13	590	626,562
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	650	691,223
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%	11/15/17	45	50,341
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%	02/15/18	2,170	2,413,561
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%	06/15/17	1,800	2,019,004
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	7.00%	02/15/19	2,580	3,058,066

					26,597,681

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.25%	03/15/87	1,020	933,300
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.40%	12/15/20	6,730	7,182,889
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.75%	11/30/13	2,200	2,235,178
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.85%	01/16/18	2,320	2,416,595
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.20%	02/11/15	300	308,809
MetLife, Inc., Jr. Sub. Notes	Baa2	6.40%	12/15/66	2,380	2,292,178
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.75%	02/08/21	2,160	2,164,925
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	5.875%	02/06/41	1,540	1,552,723
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%	04/15/13	1,230	1,304,410
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.85%	12/16/39	3,560	4,013,996

					24,405,003

Machinery & Equipment — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%	04/03/18	2,280	2,510,898

Media — 0.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	7.75%	04/15/18	1,400	1,512,000
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes(a)	B2	8.125%	04/30/20	1,750	1,903,125
Comcast Corp., Gtd. Notes(a)	Baa1	5.15%	03/01/20	3,640	3,789,098
Comcast Corp., Gtd. Notes	Baa1	5.65%	06/15/35	480	451,202
Comcast Corp., Gtd. Notes	Baa1	5.70%	05/15/18	2,430	2,645,104
Comcast Corp., Gtd. Notes	Baa1	6.40%	03/01/40	1,490	1,526,071
Comcast Corp., Gtd. Notes	Baa1	6.50%	01/15/15	3,890	4,402,204
Comcast Corp., Gtd. Notes	Baa1	6.50%	01/15/17	2,390	2,721,624
Comcast Corp., Gtd. Notes	Baa1	6.95%	08/15/37	320	348,379
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.45%	12/15/14	1,760	1,942,482
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,090	3,298,575
DISH DBS Corp., Gtd. Notes	Ba3	7.75%	05/31/15	170	186,150
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.875%	09/01/19	3,015	3,263,738
United Business Media Ltd., Notes, 144A (United Kingdom)	Baa3	5.75%	11/03/20	2,180	2,120,530

					30,110,282

Media & Entertainment — 0.1%
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)(a)	B3	9.50%	06/15/16	1,465	1,545,575
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	Caa2	11.25%	06/15/16	690	735,712
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)(a)	B3	7.25%	10/15/20	2,260	2,260,000
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	8.50%	11/01/19	25	26,875

					4,568,162

Metals & Mining — 1.5%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.00%	07/15/13	120	130,950
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%	04/01/19	2,750	3,288,854
BHP Billiton Finance USA Ltd., Gtd. Notes (Australia)	A1	6.50%	04/01/19	9,000	10,626,714
Consol Energy, Inc. Gtd. Notes(a)	B1	8.25%	04/01/20	2,520	2,794,050
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	5,955	6,565,388
Peabody Energy Corp., Gtd. Notes	Ba1	6.50%	09/15/20	2,180	2,338,050
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	371,663
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	6.50%	07/15/18	2,500	2,878,470
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	9.00%	05/01/19	6,590	8,660,051
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	500	532,500
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	3,080	3,303,300
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.75%	04/15/16	105	111,825
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%	11/21/36	5,480	5,835,438
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	8.75%	01/15/14	400	424,000
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	9.50%	07/18/18	900	985,500
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)(a)	Ba2	8.75%	01/15/14	1,420	1,514,075

					50,360,828

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Finance Co., Gtd. Notes (Canada)	Ba1	7.50%		05/01/31	3,060	3,378,222
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%		09/15/17	1,100	1,210,764
Apache Corp., Sr. Unsec’d. Notes	A3	5.10%		09/01/40	3,570	3,318,729
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%		01/15/37	1,680	1,775,676
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.50%		11/15/18	3,380	4,219,268
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	3.125%		10/01/15	7,620	7,662,603
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.50%		08/15/17	2,280	2,465,250
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.625%		08/15/20	770	820,050
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18	1,415	1,581,262
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	4,000	4,460,000
Complete Production Services, Inc., Gtd. Notes	B1	8.00%		12/15/16	1,000	1,055,000
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	1,615	1,928,239
ConocoPhillips, Gtd. Notes	A1	6.00%		01/15/20	1,690	1,940,710
ConocoPhillips, Gtd. Notes	A1	6.50%		02/01/39	3,250	3,699,832
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%		04/15/32	4,300	5,577,625
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%		07/01/18	50	56,649
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.00%		04/15/19	4,160	5,255,428
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%		08/15/31	2,050	2,403,547
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%		10/01/29	190	234,601
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%		02/15/19	6,310	7,921,265
Kerr-McGee Corp., Gtd. Notes	Ba1	6.95%		07/01/24	2,720	3,008,641
Kerr-McGee Corp., Gtd. Notes	Ba1	7.875%		09/15/31	5,000	5,703,375
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.95%		02/15/18	2,570	2,829,868
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%		02/01/17	1,050	1,168,496
Linn Energy LLC / Linn Energy Finance Corp., Gtd. Notes, 144A(a)	B2	7.75%		02/01/21	1,040	1,110,200
Linn Energy LLC / Linn Energy Finance Corp., Sr. Unsec’d. Notes, 144A	B2	8.625%		04/15/20	520	577,200
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.25%		03/01/19	5,500	6,919,588
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%		06/15/35	6,070	6,088,896
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.375%		01/27/21	8,190	8,214,717
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.75%		01/20/20	2,501	2,580,117
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	6.125%		10/06/16	970	1,074,897
Petroleos Mexicanos, Gtd. Notes (Mexico)	Baa1	5.50%		01/21/21	980	994,700
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	2,630	2,761,500
SandRidge Energy, Inc., Gtd. Notes, 144A(a)	B3	9.875%		05/15/16	780	865,800
Shell International Finance BV, Gtd. Notes (Netherlands)(a)	Aa1	4.375%		03/25/20	4,610	4,758,871
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%		06/24/20	2,500	2,552,215
Transocean, Inc., Gtd. Notes (Cayman Islands)(a)	Baa3	5.25%		03/15/13	1,240	1,316,344

						113,490,145

Pharmaceuticals — 0.6%
Giant Funding Corp., Sec’d. Notes, 144A(a)	B3	8.25%		02/01/18	850	872,312
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%		05/15/18	3,920	4,405,500
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.20%		03/15/19	7,900	9,103,588
Pfizer, Inc., Sr. Unsec’d. Notes	A1	7.20%		03/15/39	180	222,812
Wyeth, Gtd. Notes	A1	5.45%		04/01/17	730	815,868
Wyeth, Gtd. Notes	A1	5.95%		04/01/37	4,090	4,372,427

						19,792,507

Pipelines — 1.0%
El Paso Corp., Notes, MTN	Ba3	7.75%		01/15/32	5,820	6,521,787
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.25%		01/31/20	3,020	3,134,171
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%		01/31/19	5,820	6,614,861
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375	%(c)	08/01/66	4,000	4,320,000
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32	3,600	4,392,911
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31	2,578	3,015,995
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,880	2,339,575
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.25%		03/15/20	1,140	1,189,216

						31,528,516

Real Estate Investment Trusts
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.50%	06/01/16		880	909,755

Retail & Merchandising — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%	06/01/17		4,000	4,405,952
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.60%	03/15/19		4,050	4,645,674
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%	12/10/28		3,951	4,067,889
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30		951	1,033,140
CVS Pass-Through Trust, Pass-Through Certificates, 144A	Ba1	9.35%	01/10/23		1,050	1,087,643
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13		960	1,021,099
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.875%	07/08/40		2,500	2,280,540
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18		740	842,726
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38		1,030	1,130,820

						20,515,483

Telecommunications — 2.1%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.00%	03/30/20		3,100	3,196,394
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.625%	11/15/17		1,310	1,442,839
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18		4,630	5,054,085
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%	01/15/38		6,370	6,420,329
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.55%	02/15/39		480	500,274
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18		5,370	5,924,254
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.50%	11/15/18		2,110	2,710,958
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%	03/23/16		3,380	3,784,218
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%	12/01/17		480	506,400
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%	10/01/30		4,950	6,386,485
Sprint Capital Corp., Gtd. Notes	Ba3	8.75%	03/15/32		440	468,050
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.00%	12/01/16		4,460	4,476,725
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	6.221%	07/03/17		4,000	4,363,760
Verizon Communications, Inc., Sr. Unsec’d. Notes	A-(d)	4.60%	04/01/21		4,840	4,819,280
Verizon Communications, Inc., Sr. Unsec’d. Notes	A-(d)	6.00%	04/01/41		7,590	7,560,612
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10%	04/15/18		8,310	9,313,649
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12		400	435,172

						67,363,484

Tobacco — 0.1%
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19		3,590	4,180,002

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B1	12.50%	04/01/16		406	493,290
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.25%	07/01/17		2,670	2,953,687

						3,446,977

Utilities — 0.2%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12		2,940	3,149,454
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.95%	09/15/14		250	262,219
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.06%	12/30/28		1,403	1,585,372
Tennessee Valley Authority, Notes	Aaa	5.25%	09/15/39		1,440	1,510,261

						6,507,306

TOTAL CORPORATE BONDS (cost $887,017,043)						908,943,195

FOREIGN GOVERNMENT BONDS — 2.6%

Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	NR	10.00%	01/01/14	BRL	2,663	1,564,219
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%	01/01/17	BRL	56,811	31,709,596
Malaysia Government, Sr. Unsec’d. Notes (Malaysia)	A3	3.835%	08/12/15	MYR	25,740	8,588,096

Mexican Bonos, Bonds (Mexico)	Baa1	8.00%		06/11/20	MXN	188,750	16,390,827
Mexican Bonos, Bonds (Mexico)	Baa1	10.00%		12/05/24	MXN	15,130	1,502,767
Poland Government Bond, Bonds (Poland)	A2	5.50%		04/25/15	PLN	44,435	15,550,169
Russian Foreign Bond, Sr. Unsec’d. Notes (Russia)	Baa1	7.50%		03/31/30		8,884	10,383,537

TOTAL FOREIGN GOVERNMENT BONDS (cost $84,567,945)							85,689,211

MUNICIPAL BONDS — 0.8%

California — 0.1%
California State, General Obligation Bonds	A1	7.30%		10/01/39		1,600	1,698,048
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.574%		07/01/45		2,050	2,122,222

							3,820,270

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.637%		04/01/57		1,480	1,406,000
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57		820	770,915

							2,176,915

Illinois — 0.2%
State of Illinois, General Obligation Unlimited Bonds	A1	5.665%		03/01/18		3,210	3,203,869
State of Illinois, General Obligation Unlimited Bonds	A1	5.877%		03/01/19		3,350	3,345,812

							6,549,681

Minnesota — 0.2%
Northstar Education Finance, Inc., Series 2007-1, Class A-6, Revenue Bonds	Aaa	1.493	%(c)	01/29/46		7,850	6,525,312

South Carolina — 0.2%
South Carolina Student Loan Corp., Series 2010-1, Class A3	AAA(d)	1.353	%(c)	10/27/36		5,700	5,545,872

TOTAL MUNICIPAL BONDS (cost $24,585,835)							24,618,050

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.9%

Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.743	%(c)	07/25/35		765	636,348
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.779	%(c)	09/25/35		754	552,050
American Home Mortgage Assets, Series 2006-2, Class 2A1	Caa2	0.44	%(c)	09/25/46		574	322,919
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.02	%(c)	09/20/35		135	80,894
Banc of America Funding Corp., Series 2006-2, Class 2A2	Caa1	6.25%		03/25/36		5,000	4,830,565
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Aaa	3.165	%(c)	09/25/33		804	817,280
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.15	%(c)	01/25/36		4,793	3,995,787
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	B(d)	3.184	%(c)	09/25/35		472	396,478
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca	0.44	%(c)	10/25/36		5,547	3,384,797
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	BB(d)	2.861	%(c)	10/25/35		150	127,553
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	3.134	%(c)	02/25/36		990	692,641
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.584	%(c)	02/25/36		574	401,194
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CCC(d)	2.854	%(c)	10/25/36		1,091	751,698
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.99	%(c)	11/25/34		257	234,485
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Baa2	0.85	%(c)	10/25/33		788	734,789
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Baa3	0.55	%(c)	08/25/35		15	10,849
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Ba1	0.54	%(c)	10/25/35		42	29,527

Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.45	%(c)	01/25/36	21	13,116
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.48	%(c)	07/25/36	339	214,614
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.795	%(c)	10/25/35	645	490,804
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	3.242	%(c)	02/25/36	5,030	5,023,439
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	3.079	%(c)	11/20/34	359	306,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Caa1	3.079	%(c)	11/20/34	827	706,291
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.54	%(c)	04/25/35	7,455	4,688,588
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	47.856	%(c)	08/25/35	359	659,485
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	Ba3	0.65	%(c)	09/25/35	610	545,780
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	B2	0.75	%(c)	02/25/35	5,390	4,309,702
Fannie Mae Remics, Series 2010-123, Class PM	Aaa	4.00%		07/25/40	7,300	6,901,631
Federal Home Loan Mortgage Corp., Series 2808, Class FT	Aaa	0.605	%(c)	04/15/33	3,095	3,091,866
Federal Home Loan Mortgage Corp., Series 3738, Class BP	Aaa	4.00%		12/15/38	12,800	12,385,053
Federal Home Loan Mortgage Corp., Series 3768, Class MB	Aaa	4.00%		12/15/39	10,732	10,329,601
Federal National Mortgage Assoc., Series 2004-38, Class FK	Aaa	0.60	%(c)	05/25/34	3,835	3,827,374
Federal National Mortgage Assoc., Series 2010-110, Class AE	Aaa	9.75%		11/25/18	10,435	12,178,083
Federal National Mortgage Assoc., Series 2011-14, Class GD	Aaa	4.00%		04/25/40	58,533	55,784,324
Federal National Mortgage Assoc., Series 2011-15, Class AB	Aaa	9.75%		08/25/19	3,505	4,043,588
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.369	%(c)	02/25/35	414	404,729
Government National Mortgage Assoc., Series 2005-13, Class SD	Aaa	6.547	%(c)	02/20/35	1,879	297,884
Government National Mortgage Assoc., Series 2005-81, Class SD	Aaa	6.047	%(c)	12/20/34	3,271	361,324
Government National Mortgage Assoc., Series 2005-82, Class NS	Aaa	6.047	%(c)	07/20/34	2,038	245,727
Government National Mortgage Assoc., Series 2006-47, Class SA	Aaa	6.547	%(c)	08/16/36	4,974	717,251
Government National Mortgage Assoc., Series 2008-60, Class SH	Aaa	5.897	%(c)	07/16/38	1,803	227,513
Government National Mortgage Assoc., Series 2009-10, Class ST	Aaa	6.197	%(c)	03/16/34	2,029	222,650
Government National Mortgage Assoc., Series 2009-35, Class SP	Aaa	6.147	%(c)	05/16/37	4,526	542,041
Government National Mortgage Assoc., Series 2009-61, Class WQ	Aaa	5.997	%(c)	11/16/35	5,217	757,822
Government National Mortgage Assoc., Series 2009-87, Class KI	Aaa	6.047	%(c)	09/20/35	2,236	266,631
Government National Mortgage Assoc., Series 2009-87, Class SI	Aaa	6.497	%(c)	02/20/35	2,525	330,382
Government National Mortgage Assoc., Series 2009-87, Class TS	Aaa	5.847	%(c)	07/20/35	4,936	610,788
Government National Mortgage Assoc., Series 2010-14, Class SA	Aaa	7.747	%(c)	12/20/32	2,399	310,923
Government National Mortgage Assoc., Series 2010-14, Class SC	Aaa	4.539	%(c)	08/20/35	4,230	562,554
Government National Mortgage Assoc., Series 2010-14, Class SH	Aaa	5.747	%(c)	02/16/40	2,577	348,145
Government National Mortgage Assoc., Series 2010-47, Class VS	Aaa	5.997	%(c)	11/16/37	3,676	460,527

Government National Mortgage Assoc., Series 2010-47, Class XN	Aaa	6.297	%(c)	04/16/34	3,903	357,840
Government National Mortgage Assoc.. Series 2010-87, Class SK	Aaa	6.247	%(c)	07/16/40	6,888	1,061,948
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.941	%(c)	02/20/60	6,768	6,798,007
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.261	%(c)	05/20/60	8,849	9,030,055
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.254	%(c)	06/20/60	8,672	8,823,554
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.59	%(c)	10/20/60	17,978	17,978,086
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.61	%(c)	10/20/60	15,399	15,399,212
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.87	%(s)	08/01/29	9,000	1,347,790
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.45	%(c)	10/25/45	364	202,171
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca	0.48	%(c)	04/25/36	520	228,057
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C	0.50	%(c)	04/25/36	5,555	2,373,049
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	Baa1	0.60	%(c)	03/25/35	2,302	1,977,907
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 144A	Baa2	0.60	%(c)	09/25/35	6,633	5,672,920
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.50%		11/25/35	3,991	3,916,642
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	B-(d)	2.881	%(c)	07/25/35	800	614,986
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Baa3	3.001	%(c)	01/19/35	603	491,051
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa1	0.604	%(c)	01/19/35	174	110,824
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa2	0.634	%(c)	01/19/35	556	309,207
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Caa1	1.25	%(c)	11/25/47	1,770	1,305,027
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.70	%(c)	07/25/34	1,524	1,367,708
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4	Aa1	0.82	%(c)	10/25/34	2,206	1,982,540
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.80	%(c)	01/25/35	5,933	5,746,329
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.60	%(c)	08/25/36	594	525,905
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.45	%(c)	10/25/36	2,395	1,676,788
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B+(d)	3.142	%(c)	08/25/35	1,400	1,095,909
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	Caa1	2.989	%(c)	11/25/35	4,300	3,449,443
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.50%		01/25/36	4,598	3,584,573
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	Aaa	2.82	%(c)	04/21/34	3,864	3,764,893
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	2.709	%(c)	11/25/35	5,272	3,305,947
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.70	%(c)	09/25/34	2,091	1,802,605
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 144A	Baa2	7.00%		08/25/34	3,023	3,102,024
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A	Ba3	0.60	%(c)	05/25/35	4,093	3,345,971
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	BBB(d)	2.753	%(c)	06/25/35	2,300	1,812,331
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	B-(d)	2.551	%(c)	12/25/35	1,996	1,543,011
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.46	%(c)	02/25/36	541	411,736
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.009	%(c)	02/25/36	295	246,383

MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.102	%(c)	02/25/36	880	836,942
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.872	%(c)	07/25/34	2,008	1,807,449
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Baa3	5.784	%(c)	11/25/34	3,685	3,567,130
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.95	%(c)	12/25/35	4,321	3,119,177
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca	2.617	%(c)	03/25/36	5,034	3,072,299
NCUA Guaranteed Notes, Series 2010-C1, Class A2	AAA(d)	2.90%		10/29/20	400	389,424
NCUA Guaranteed Notes, Series 2010-C1, Class APT	AAA(d)	2.65%		10/29/20	4,015	3,949,081
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	A1	6.50%		02/25/35	4,120	4,209,866
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca	2.893	%(c)	06/25/36	1,879	871,124
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa1	7.00%		04/25/35	4,785	4,521,084
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.70	%(c)	01/25/37	2,769	1,722,358
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.339	%(c)	12/26/35	2,458	2,468,028
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Ca	6.00%		08/25/36	7,457	5,094,104
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.61	%(c)	01/25/37	710	391,346
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.00%		05/25/32	235	222,486
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	3,995	3,038,297
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.708	%(c)	06/25/21	2,924	3,055,466
Sequoia Mortgage Trust, Series 2007-3, Class 1A1	B1	0.454	%(c)	07/20/36	8,229	6,791,662
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	Baa3	2.984	%(c)	09/25/34	402	380,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Baa3	0.55	%(c)	09/25/34	798	646,940
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	B3	5.50	%(c)	12/25/34	783	723,494
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Baa2	0.62	%(c)	07/25/34	493	437,474
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.565	%(c)	06/25/35	163	130,674
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.669	%(c)	10/25/35	4,331	3,696,964
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.504	%(c)	05/25/36	2,249	1,755,209
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CCC(d)	5.632	%(c)	05/25/36	657	557,420
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.50%		09/25/35	1,250	1,151,201
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.60	%(c)	03/25/35	5,091	4,367,864
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.60	%(c)	04/25/35	4,886	4,023,334
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.60	%(c)	06/25/35	5,145	4,258,805
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.171	%(c)	09/25/37	4,061	3,949,772
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CCC(d)	2.889	%(c)	08/20/35	257	189,743
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Aa2	2.581	%(c)	02/25/33	2,027	1,951,169
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.712	%(c)	09/25/33	813	803,918
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	Aaa	2.727	%(c)	10/25/33	8,152	8,118,839

Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	B2	0.57	%(c)	08/25/45	8,230	7,006,628
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca	0.74	%(c)	10/25/45	8,355	4,741,688
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Caa1	1.292	%(c)	06/25/46	679	511,226
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	B(d)	5.739	%(c)	08/25/36	3,940	3,335,931
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	Aaa	3.648	%(c)	02/25/37	1,362	1,083,998
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	4.056	%(c)	03/25/37	1,201	1,029,949
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	4.707	%(c)	09/25/36	792	628,796
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A	Caa3	1.062	%(c)	06/25/47	1,108	744,332
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	1.122	%(c)	07/25/47	26,818	17,003,527
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	A-(d)	5.629	%(c)	04/25/36	400	379,110

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $390,581,257)						389,664,725

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal Home Loan Mortgage Corp., Notes		1.375%		02/25/14	3,290	3,291,517
Federal National Mortgage Assoc., Bonds		6.625%		11/15/30	1,830	2,310,565
Federal National Mortgage Assoc., Notes		5.00%		03/15/16	7,340	8,222,774
Federal National Mortgage Assoc., Notes(a)		5.375%		06/12/17	19,750	22,519,918
Federal National Mortgage Assoc., Notes		5.625%		07/15/37	1,730	1,938,154
Federal National Mortgage Assoc., Sr. Sub. Notes		5.25%		08/01/12	14,190	15,009,217
Federal National Mortgage Assoc., Sub. Debs.		4.588	%(s)	10/09/19	5,800	3,940,375
Federal National Mortgage Assoc., Sub. Notes		4.625%		05/01/13	2,850	3,036,037
Financing Corp., FICO, Series 11P, PO		9.40%		02/08/18	440	350,674
Financing Corp., FICO, Series 12P, PO		9.90%		12/06/18	3,500	2,673,583
Financing Corp., FICO, Series 13P, PO		9.60%		12/27/18	4,850	3,692,824
Financing Corp., FICO, Series 15P, PO		9.65%		03/07/19	640	482,101
Financing Corp., FICO, Series 19P, PO		9.00%		06/06/19	210	156,097
Financing Corp., FICO, Series 6P, PO		10.35%		08/03/18	710	552,144
Financing Corp., FICO, Series 7P, PO		10.35%		08/03/18	1,290	1,003,192
Financing Corp., FICO, Series 8P, PO		10.35%		08/03/18	680	528,814
Financing Corp., FICO, Series B-P, PO		9.80%		04/06/18	1,340	1,059,407
Financing Corp., FICO, Series D-P, PO		8.60%		09/26/19	5,580	4,076,748
Financing Corp., FICO, Series D-P, PO		10.35%		08/03/18	1,590	1,236,492
Financing Corp., FICO, Series E-P, PO		9.65%		11/02/18	2,820	2,165,162
Financing Corp., FICO, Series I-P, PO		10.00%		05/11/18	1,670	1,313,796

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $78,479,360)						79,559,591

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 42.7%
Federal Home Loan Mortgage Corp.		3.50%		TBA	14,200	13,341,340
Federal Home Loan Mortgage Corp.		4.00%		TBA	1,000	981,875
Federal Home Loan Mortgage Corp.		5.50%		TBA	900	957,515
Federal Home Loan Mortgage Corp.		5.972	%(c)	07/01/36	2,206	2,300,423
Federal Home Loan Mortgage Corp.		6.00%		12/01/39	6,793	7,385,976
Federal National Mortgage Assoc.		3.50%		TBA	500	501,250
Federal National Mortgage Assoc.		3.50%		TBA	7,900	7,438,340
Federal National Mortgage Assoc.		4.00%		TBA	30,800	31,647,000
Federal National Mortgage Assoc.		4.00%		TBA	60,900	59,891,374
Federal National Mortgage Assoc.		4.00%		TBA	4,600	4,509,435
Federal National Mortgage Assoc.		4.50%		TBA	98,900	100,646,178
Federal National Mortgage Assoc.		5.00%		TBA	115,300	120,236,339
Federal National Mortgage Assoc.		5.00%		TBA	142,900	149,486,833
Federal National Mortgage Assoc.		5.493	%(c)	08/01/37	292	311,420
Federal National Mortgage Assoc.		5.50%		02/01/35-06/01/38	25,705	27,597,864

Federal National Mortgage Assoc.	5.50%		TBA	62,100	66,214,125
Federal National Mortgage Assoc.	5.50%		TBA	219,800	235,048,625
Federal National Mortgage Assoc.	5.703	%(c)	01/01/37	220	233,644
Federal National Mortgage Assoc.	5.706	%(c)	05/01/37	256	270,905
Federal National Mortgage Assoc.	6.00%		09/01/37	3,069	3,352,169
Federal National Mortgage Assoc.	6.00%		TBA	76,300	82,976,250
Federal National Mortgage Assoc.	6.00%		TBA	64,700	70,199,500
Federal National Mortgage Assoc.	6.50%		TBA	4,500	5,039,600
Federal National Mortgage Assoc.	6.50%		TBA	16,600	18,604,965
Government National Mortgage Assoc.	1.996	%(c)	07/20/60	5,584	5,891,197
Government National Mortgage Assoc.	2.016	%(c)	09/20/60	6,504	6,769,553
Government National Mortgage Assoc.	2.023	%(c)	11/20/60	7,023	7,323,913
Government National Mortgage Assoc.	2.661	%(c)	04/20/60	9,980	10,654,927
Government National Mortgage Assoc.	4.00%		TBA	3,700	3,700,000
Government National Mortgage Assoc.	4.50%		TBA	59,600	61,369,345
Government National Mortgage Assoc.	4.50%		TBA	124,900	128,198,109
Government National Mortgage Assoc.	5.00%		04/15/40-11/20/40	47,576	50,549,372
Government National Mortgage Assoc.	5.00%		TBA	17,900	18,982,395
Government National Mortgage Assoc.	5.00%		TBA	21,500	22,806,792
Government National Mortgage Assoc.	5.50%		TBA	22,900	24,796,395
Government National Mortgage Assoc.	5.50%		TBA	5,500	5,941,716
Government National Mortgage Assoc.	6.00%		TBA	8,200	9,020,000
Government National Mortgage Assoc.	6.00%		TBA	26,500	28,918,125
Government National Mortgage Assoc.	6.50%		10/20/37	4,397	4,932,141

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,396,287,018)					1,399,026,925

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds	4.375%		11/15/39-05/15/40	31,780	31,084,150
U.S. Treasury Bonds	4.75%		02/15/41	55,370	57,550,194
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.25%		07/15/20	9,010	9,394,726
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	1.75%		01/15/28	6,500	6,963,060
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40-02/15/41	20,970	22,464,033
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27	19,020	24,819,948
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	2.50%		01/15/29	14,330	16,647,132
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	740	1,326,300
U.S. Treasury Notes(a)	1.25%		03/15/14	19,270	19,264,026
U.S. Treasury Notes	1.375%		02/15/13	490	495,800
U.S. Treasury Notes	2.00%		01/31/16	31,570	31,340,612
U.S. Treasury Notes(a)	2.125%		02/29/16	11,510	11,474,031
U.S. Treasury Notes	2.25%		03/31/16	33,920	33,959,686
U.S. Treasury Notes	2.75%		02/28/18	94,320	93,605,243
U.S. Treasury Notes	2.875%		03/31/18	25,930	25,895,565
U.S. Treasury Notes	3.50%		05/15/20	74,300	75,304,536
U.S. Treasury Strip, PO(a)	7.625%	(s)	02/15/25	55,210	30,553,104

TOTAL U.S. TREASURY OBLIGATIONS (cost $492,610,236)					492,142,146

	Shares
PREFERRED STOCKS — 0.1%

Financial Services — 0.1%
Citigroup Capital XII, 8.50%	70,825	1,864,822
Citigroup Capital XIII, 7.875%	45,250	1,239,850

		3,104,672

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25%	40,150	70,765

TOTAL PREFERRED STOCKS (cost $3,967,624)		3,175,437

COMMON STOCK

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock)* (cost $718,531)	1,966	55,363

	Units
WARRANTS(l)*

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock), expiring 11/30/14 (cost $0)	2,070	10,847

TOTAL LONG-TERM INVESTMENTS (cost $3,607,002,723)		3,633,502,232

	Shares
SHORT-TERM INVESTMENTS — 32.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 32.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,049,620,481; includes $114,536,422 of cash collateral for securities on loan)(b)(w)	1,049,620,481	1,049,620,481

			Principal
			Amount
			(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%

Federal Home Loan Mortgage Corp.(k)	0.002%	05/09/11	$195	194,977
Federal Home Loan Mortgage Corp.(k)	0.002%	05/09/11	691	690,920
Federal National Mortgage Assoc.	0.002%	05/09/11	100	99,988
Federal National Mortgage Assoc.(k)	0.06%	05/10/11	162	161,990
Federal National Mortgage Assoc.(k)	0.09%	05/09/11	1,016	1,015,904

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,163,696)				2,163,779

			Notional
			Amount
			(000)#
OPTION PURCHASED(m)

Call Option
10 Year U.S. Treasury Note Futures, expiring 05/20/11, Strike Price $121.50 (cost $108,024)			238	85,531

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATION(m)

U.S. Treasury Bills (cost $44,984)	0.202%	06/02/11	45	44,995

TOTAL SHORT-TERM INVESTMENTS (cost $1,051,937,185)				1,051,914,786

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—143.2% (cost $4,658,939,908)				4,685,417,018

			Notional
			Amount
			(000)#
OPTIONS WRITTEN(m)*

Call Option
90 Day Euro Dollar, expiring 03/20/12, Strike Price $99.25			738	(156,719)

Put Options
90 Day Euro Dollar, expiring 03/19/12, Strike Price $99.25			595	(234,156)
10 Year U.S. Treasury Note Futures,
expiring 05/20/11, Strike Price $115.50			341	(79,922)
expiring 05/20/11, Strike Price $119.00			31	(37,297)

				(351,375)

TOTAL OPTIONS WRITTEN (premiums received $688,046)				(508,094)

			Principal
			Amount
			(000)#
SECURITIES SOLD SHORT — (9.4)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
Federal National Mortgage Assoc.	4.00%	TBA	30,800	(31,647,000)
Federal National Mortgage Assoc.	4.00%	TBA	60,900	(59,891,374)
Federal National Mortgage Assoc.	4.50%	TBA	50,800	(51,696,925)
Federal National Mortgage Assoc.	5.00%	TBA	43,200	(45,191,261)
Federal National Mortgage Assoc.	5.50%	TBA	64,400	(68,867,750)
Federal National Mortgage Assoc.	6.00%	TBA	40,700	(44,261,250)

Federal National Mortgage Assoc.	6.50%	TBA	4,500	(5,039,599)

TOTAL SECURITIES SOLD SHORT (proceeds received $306,369,609)				(306,595,159)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—133.8% (cost $4,351,882,253)				4,378,313,765

Other liabilities in excess of other assets(x) — (33.8)%				(1,105,194,196)

NET ASSETS — 100.0%				$3,273,119,569

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Financing Corporation

GMAC	General Motors Acceptance Corporation

IO	Interest Only

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PO	Principal Only Securities

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EUR	Euro

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLN	Polish Zloty

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,976,694; cash collateral of $114,536,422 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,589,281. The aggregate value of $1,424,800 is approximately 0.0% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security; or a portion thereof segregated as collateral for futures contracts.Securities segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

(m)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2011, 14 securities representing $100,590,462 and 3.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2011.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2011:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2011	(Depreciation)(1)
Long Positions:
568	90 Day Euro Dollar	Mar. 2013	$139,141,177	$138,812,102	$(329,075)
798	90 Day Euro Euribor	Sep. 2011	277,574,580	277,527,848	(46,732)
159	5 Year Euro-Bobl	Jun. 2011	25,931,408	25,816,488	(114,920)
103	10 Year Euro-Bund	Jun. 2011	17,809,869	17,703,353	(106,516)
604	30 Year U.S. Year Ultra Bonds	Jun. 2011	72,388,164	74,631,750	2,243,586

					1,646,343

Short Positions:
568	90 Day Euro Dollar	Mar. 2012	140,636,688	140,785,900	(149,212)
2,020	5 Year U.S. Treasury Notes	Jun. 2011	236,086,617	235,913,907	172,710
942	2 Year U.S. Treasury Notes	Jun. 2011	205,300,063	205,473,750	(173,687)
970	10 Year U.S. Treasury Notes	Jun. 2011	116,661,718	115,460,312	1,201,406
369	20 Year U.S. Treasury Bonds	Jun. 2011	44,107,688	44,349,188	(241,500)

					809,717

					$2,456,060

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.
Forward foreign currency exchange contracts outstanding at March 31, 2011:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Euro,
Expiring 05/18/11	JPMorgan Chase	EUR	22,901	$31,657,968	$32,424,365	$(766,397)
Expiring 05/18/11	Morgan Stanley	EUR	23,746	32,385,031	33,621,398	(1,236,367)
Japanese Yen,
Expiring 05/18/11	JPMorgan Chase	JPY	1,205,786	14,792,193	14,500,308	291,885

				$78,835,192	$80,546,071	$(1,710,879)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2011.
Interest rate swap agreements outstanding at March 31, 2011:

		Notional				Upfront	Unrealized
		Amount #			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Barclays Bank PLC(1)	02/15/25	$4,350	0.00%	3 month LIBOR	$(180,344)	$—	$(180,344)
Barclays Bank PLC(1)	02/15/25	5,580	0.00%	3 month LIBOR	(261,024)	—	(261,024)
Barclays Bank PLC(1)	02/15/25	14,960	0.00%	3 month LIBOR	(722,962)	—	(722,962)
Barclays Bank PLC(1)	02/15/25	27,600	0.00%	3 month LIBOR	(1,283,422)	—	(1,283,422)
Barclays Bank PLC(1)	09/16/19	7,120	3.25%	3 month LIBOR	29,253	(93,571)	122,824

					$(2,418,499)	$(93,571)	$(2,324,928)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreements outstanding at March 31, 2011:

		Notional			Upfront
	Termination	Amount#		Fair	Premiums	Unrealized
Counterparty	Date	(000)	Description	Value	Paid (Received)	Appreciation(1)
Barclays Bank PLC	01/12/40	$2,153	Receive fixed rate payments on IOS.FN30.400.09 Index and pay variable payments on the one month LIBOR.	$11,874	$—	$11,874
Barclays Bank PLC	01/12/40	4,692	Receive fixed rate payments on IOS.FN30.500.09 Index and pay variable payments on the one month LIBOR.	59,154	—	59,154
Barclays Bank PLC	01/12/40	1,077	Receive fixed rate payments on IOS.FN30.500.09 Index and pay variable payments on the one month LIBOR.	13,576	—	13,576

				$84,604	$—	$84,604

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3 — significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$55,363	$—	$—
Preferred Stocks	3,175,437	—	—
Warrants	—	—	10,847
Asset-Backed Securities	—	141,673,598	10,165,765
Bank Loans	—	17,866,741	—
Commerical Mortgage-Backed Securities	—	80,910,638	—
Corporate Bonds	—	908,943,195	—
Foreign Government Bonds	—	85,689,211	—
Municipal Bonds	—	18,092,738	6,525,312
Residential Mortgage-Backed Securities	—	327,592,223	62,072,502
U.S. Government Agency Obligations	—	81,723,370	—
U.S. Government Mortgage-Backed Obligations	—	1,368,387,335	30,639,590
U.S. Treasury Obligations	—	492,187,141	—
Affiliated Money Market Mutual Fund	1,049,620,481	—	—
Purchased Options	85,531	—	—
Written Options	(508,094)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(306,595,159)	—
Other Financial Instuments*
Futures	2,456,060	—	—
Forward Foreign Currency Contracts	—	(1,710,879)	—
Interest Rate Swaps	—	(2,324,928)	—
Total Return Swaps	—	84,604	—

Total	$1,054,884,778	$3,212,519,828	$109,414,016

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common		Asset-Backed
	Stocks	Warrants	Securities

Balance as of 12/31/10	$1	$—	$5,305,594
Accrued discounts/premiums	—	—	7,041
Realized gain (loss)	34,428	—	—
Change in unrealized appreciation (depreciation)**	(1)	1,668	70,505
Purchases	—	—	10,088,219
Sales	(34,428)	—	—
Transfers into Level 3	—	9,179	—
Transfers out of Level 3	—	—	(5,305,594)

Balance as of 3/31/11	$—	$10,847	$10,165,765

		Residential
	Municipal	Mortgage-Backed	U.S. Government Mortgage-
	Bonds	Securities	Backed Oligations

Balance as of 12/31/10	$—	$48,841,381	$31,143,327
Accrued discounts/premiums	5,393	(438,840)	(552,464)
Realized gain (loss)	—	(18,746)	(40,575)
Change in unrealized appreciation (depreciation)**	(5,393)	(96,538)	41,644
Purchases	6,525,312	4,945,077	47,658
Sales	—	—	—
Transfers into Level 3	—	8,840,168	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/11	$6,525,312	$62,072,502	$30,639,590

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(11,885) was included in Net Assets relating to securities held at the reporting period end. It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair values as of the beginning of period. At the reporting period end, there were two securities transferred into Level 3 as a result of using the state price for one Residential Mortgage-Backed Security and the fair value price for one Warrant, both in accordance with the Board of Trustees’ approved fair valuation procedures, and one Asset-Backed Security transferred out of Level 3 as a result of being priced by a vendor.

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.
Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Money Market uses amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios, which mature in more than 60 days, are valued at fair value and those short-term debt securities, of sufficient credit quality, which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.
The Trust invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs
Secretary of the Fund
Date May 23, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier Steve Pelletier
President and Principal Executive Officer
Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres
Treasurer and Principal Financial Officer
Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.